UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: February 28, 2018

Date of reporting period: November 30, 2017

Item 1.	Schedules of Investments.

Schedule of Investments (unaudited) November 30, 2017	iShares® 10+ Year Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes

Advertising — 0.0%
WPP Finance 2010
5.13%, 09/07/42	$55	$58,075
5.63%, 11/15/43	229	260,714

		318,789
Aerospace & Defense — 1.8%
Boeing Co. (The)
3.38%, 06/15/46 (Call 12/15/45)	125	118,633
3.65%, 03/01/47 (Call 09/01/46)	300	298,572
6.63%, 02/15/38	16	22,488
6.88%, 03/15/39	182	264,730
General Dynamics Corp. 3.60%, 11/15/42 (Call 05/15/42)	300	302,448
Harris Corp.
4.85%, 04/27/35 (Call 10/27/34)	275	304,084
5.05%, 04/27/45 (Call 10/27/44)	300	343,437
6.15%, 12/15/40	50	62,087
Lockheed Martin Corp.
3.60%, 03/01/35 (Call 09/01/34)	300	298,206
3.80%, 03/01/45 (Call 09/01/44)	600	592,470
4.07%, 12/15/42	700	721,315
4.09%, 09/15/52 (Call 03/15/52)	350	358,666
4.50%, 05/15/36 (Call 11/15/35)	400	440,136
4.70%, 05/15/46 (Call 11/15/45)	600	681,006
Series B, 6.15%, 09/01/36	339	441,168
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	120	119,261
4.03%, 10/15/47 (Call 04/15/47)	1,100	1,126,136
4.75%, 06/01/43	250	283,797
5.05%, 11/15/40	250	289,992
Northrop Grumman Systems Corp. 7.75%, 02/15/31	555	783,738
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)	100	109,827
4.70%, 12/15/41	300	349,569
4.88%, 10/15/40	137	162,427
Rockwell Collins Inc.
4.35%, 04/15/47 (Call 10/15/46)	250	266,907
4.80%, 12/15/43 (Call 06/15/43)	261	291,942
United Technologies Corp.
3.75%, 11/01/46 (Call 05/01/46)(a)	500	489,330
4.05%, 05/04/47 (Call 11/04/46)	250	257,073
4.15%, 05/15/45 (Call 11/16/44)	600	626,844
4.50%, 06/01/42	1,800	1,971,054
5.40%, 05/01/35	121	144,342
5.70%, 04/15/40	280	352,612
6.05%, 06/01/36	100	128,605
6.13%, 07/15/38	200	261,522
6.70%, 08/01/28	500	645,825
7.50%, 09/15/29	164	227,088

		14,137,337
Agriculture — 1.4%
Altria Group Inc.
3.88%, 09/16/46 (Call 03/16/46)	700	681,275
4.25%, 08/09/42	400	410,632
4.50%, 05/02/43	350	372,337
5.38%, 01/31/44	750	895,020
Archer-Daniels-Midland Co.
4.02%, 04/16/43	799	826,174
4.54%, 03/26/42	378	418,707

Security	Par (000)	Value
Agriculture (continued)
BAT Capital Corp.
4.39%, 08/15/37 (Call 02/15/37)(b)	$1,500	$1,553,295
4.54%, 08/15/47 (Call 02/15/47)(b)	525	541,900
Philip Morris International Inc.
3.88%, 08/21/42	76	74,894
4.13%, 03/04/43	250	253,837
4.25%, 11/10/44	1,000	1,034,000
4.38%, 11/15/41	236	247,942
4.50%, 03/20/42	171	182,370
4.88%, 11/15/43	300	336,543
6.38%, 05/16/38	875	1,167,049
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	125	146,994
5.85%, 08/15/45 (Call 02/15/45)	1,025	1,249,998
6.15%, 09/15/43	381	480,071
7.25%, 06/15/37	253	346,870

		11,219,908
Airlines — 0.2%
American Airlines Pass Through Trust
Series 2016-1, Class AA, 3.58%, 07/15/29	17	17,465
Series 2016-2, Class AA, 3.20%, 12/15/29	82	81,364
Series 2016-3, Class AA, 3.00%, 04/15/30	973	954,524
United Airlines Pass Through Trust
Series 2015-1, Class AA, 3.45%, 06/01/29	75	76,185
Series 2016-2, Class AA, 2.88%, 04/07/30	500	488,120

		1,617,658
Apparel — 0.1%
NIKE Inc.
3.38%, 11/01/46 (Call 05/01/46)	200	188,458
3.63%, 05/01/43 (Call 11/01/42)	300	295,626
3.88%, 11/01/45 (Call 05/01/45)	175	179,309
VF Corp. 6.45%, 11/01/37	150	195,562

		858,955
Auto Manufacturers — 1.0%
Daimler Finance North America LLC 8.50%, 01/18/31	700	1,044,911
Ford Motor Co.
4.75%, 01/15/43(a)	833	825,003
5.29%, 12/08/46 (Call 06/08/46)(a)	650	691,496
6.63%, 10/01/28(a)	16	19,442
7.40%, 11/01/46	114	151,633
7.45%, 07/16/31	1,055	1,362,849
General Motors Co.
5.00%, 04/01/35	145	151,036
5.15%, 04/01/38 (Call 10/01/37)	250	261,703
5.20%, 04/01/45	500	514,375
5.40%, 04/01/48 (Call 10/01/47)(a)	250	266,745
6.25%, 10/02/43	750	872,002
6.60%, 04/01/36 (Call 10/01/35)	650	780,520
6.75%, 04/01/46 (Call 10/01/45)	490	605,385

		7,547,100
Auto Parts & Equipment — 0.0%
Aptiv PLC 4.40%, 10/01/46	150	152,301
BorgWarner Inc. 4.38%, 03/15/45 (Call 09/15/44)	185	188,704

		341,005

1

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® 10+ Year Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks — 7.9%
Bank of America Corp.
4.24%, 04/24/38 (Call 04/24/37), (3 mo. LIBOR US + 1.814%)(c)	$500	$534,155
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(c)	1,000	1,098,180
4.88%, 04/01/44	950	1,102,921
5.00%, 01/21/44	700	825,118
5.88%, 02/07/42	750	969,285
6.11%, 01/29/37	1,000	1,256,720
7.75%, 05/14/38	900	1,334,988
Series L, 4.75%, 04/21/45	8	8,881
Bank of America N.A. 6.00%, 10/15/36	250	322,953
Bank of New York Mellon Corp. (The)
3.00%, 10/30/28 (Call 07/30/28)	85	82,402
3.30%, 08/23/29 (Call 05/23/29)	250	247,583
Barclays PLC
4.34%, 01/10/28 (Call 01/10/27)	300	309,651
4.84%, 05/09/28 (Call 05/07/27)	800	833,456
4.95%, 01/10/47	750	825,877
5.25%, 08/17/45	600	685,806
Citigroup Inc.
4.13%, 07/25/28	575	589,490
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(c)	275	290,441
4.65%, 07/30/45	425	472,626
4.75%, 05/18/46	700	755,391
5.30%, 05/06/44(a)	540	623,079
5.88%, 01/30/42(a)	600	772,146
6.00%, 10/31/33	200	242,668
6.13%, 08/25/36	282	348,989
6.63%, 01/15/28	11	13,425
6.63%, 06/15/32	525	668,115
6.68%, 09/13/43	425	578,111
8.13%, 07/15/39(a)	950	1,493,618
Cooperatieve Rabobank UA
5.25%, 05/24/41	800	985,288
5.25%, 08/04/45	291	347,064
5.75%, 12/01/43	600	760,368
Credit Suisse Group Funding Guernsey Ltd. 4.88%, 05/15/45	786	887,983
Fifth Third Bancorp. 8.25%, 03/01/38	444	670,533
First Republic Bank/CA 4.38%, 08/01/46 (Call 02/01/46)	250	251,918
Goldman Sachs Capital I 6.35%, 02/15/34	425	532,206
Goldman Sachs Group Inc. (The)
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(c)	1,025	1,039,985
4.75%, 10/21/45 (Call 04/21/45)	750	843,180
4.80%, 07/08/44 (Call 01/08/44)	800	901,920
5.15%, 05/22/45	925	1,050,263
6.13%, 02/15/33	1,200	1,512,324
6.25%, 02/01/41	1,100	1,463,275
6.75%, 10/01/37	2,450	3,236,156
HSBC Bank USA N.A./New York NY 5.63%, 08/15/35	600	743,418
HSBC Holdings PLC
5.25%, 03/14/44	1,000	1,166,770
6.10%, 01/14/42	416	559,903
6.50%, 05/02/36	1,000	1,297,110
6.50%, 09/15/37	900	1,173,672
6.80%, 06/01/38(a)	600	811,122
7.63%, 05/17/32	300	404,400

Security	Par (000)	Value
Banks (continued)
JPMorgan Chase & Co.
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(a)(c)	$750	$759,165
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(c)	789	801,230
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(c)	750	790,118
4.85%, 02/01/44	500	576,880
4.95%, 06/01/45(a)	725	818,083
5.40%, 01/06/42	875	1,070,764
5.50%, 10/15/40	787	972,197
5.60%, 07/15/41	846	1,061,527
5.63%, 08/16/43	475	581,267
6.40%, 05/15/38	1,000	1,350,290
KfW
0.00%, 04/18/36(d)	700	406,392
0.00%, 06/29/37(d)	800	446,992
Lloyds Banking Group PLC 5.30%, 12/01/45(a)	200	233,504
Morgan Stanley
4.30%, 01/27/45	1,250	1,315,975
4.38%, 01/22/47	1,200	1,281,600
6.38%, 07/24/42	950	1,293,520
7.25%, 04/01/32	700	964,299
Regions Financial Corp. 7.38%, 12/10/37	325	448,211
Wachovia Corp. 5.50%, 08/01/35	400	470,264
Wells Fargo & Co.
3.90%, 05/01/45	1,100	1,112,463
4.40%, 06/14/46	550	568,574
4.65%, 11/04/44	1,450	1,554,327
4.75%, 12/07/46	1,000	1,094,070
4.90%, 11/17/45	900	999,378
5.38%, 02/07/35	300	362,187
5.38%, 11/02/43	975	1,144,318
5.61%, 01/15/44	1,250	1,520,600
Wells Fargo Capital X 5.95%, 12/01/86	200	228,406

		62,151,534
Beverages — 2.6%
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	200	198,466
4.63%, 02/01/44(a)	345	375,125
4.70%, 02/01/36 (Call 08/01/35)	2,850	3,144,234
4.90%, 02/01/46 (Call 08/01/45)	4,300	4,843,606
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	650	626,086
4.44%, 10/06/48 (Call 04/06/48)(a)	683	723,345
4.95%, 01/15/42	750	844,620
8.00%, 11/15/39	136	211,643
8.20%, 01/15/39	750	1,178,152
Brown-Forman Corp. 4.50%, 07/15/45 (Call 01/15/45)	118	131,090
Coca-Cola FEMSA SAB de CV 5.25%, 11/26/43	421	492,911
Constellation Brands Inc. 4.50%, 05/09/47 (Call 11/09/46)	200	212,326
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)(a)	136	139,509
5.88%, 09/30/36	350	457,068
Diageo Investment Corp.
4.25%, 05/11/42	450	486,405
7.45%, 04/15/35	11	16,246
Dr Pepper Snapple Group Inc. 4.50%, 11/15/45 (Call 05/15/45)(b)	250	263,073
Fomento Economico Mexicano SAB de CV 4.38%, 05/10/43	364	374,858

2

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® 10+ Year Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Beverages (continued)
Molson Coors Brewing Co.
4.20%, 07/15/46 (Call 01/15/46)	$700	$693,714
5.00%, 05/01/42	595	657,225
PepsiCo Inc.
3.45%, 10/06/46 (Call 04/06/46)(a)	725	692,578
3.60%, 08/13/42	400	393,812
4.00%, 03/05/42(a)	207	215,891
4.00%, 05/02/47 (Call 11/02/46)(a)	250	261,723
4.25%, 10/22/44 (Call 04/22/44)	350	376,575
4.45%, 04/14/46 (Call 10/14/45)	775	864,745
4.60%, 07/17/45 (Call 01/17/45)	250	284,128
4.88%, 11/01/40	200	235,538
5.50%, 01/15/40	246	311,803
Pepsi-Cola Metropolitan Bottling Co. Inc. Series B, 7.00%, 03/01/29	501	676,966

		20,383,461
Biotechnology — 1.7%
Amgen Inc.
4.40%, 05/01/45 (Call 11/01/44)	900	950,202
4.56%, 06/15/48 (Call 12/15/47)	1,100	1,187,153
4.66%, 06/15/51 (Call 12/15/50)	2,150	2,325,332
4.95%, 10/01/41(a)	150	169,602
5.15%, 11/15/41 (Call 05/15/41)	175	203,256
Baxalta Inc. 5.25%, 06/23/45 (Call 12/23/44)	550	626,126
Biogen Inc. 5.20%, 09/15/45 (Call 03/15/45)	850	981,146
Celgene Corp.
4.35%, 11/15/47 (Call 05/15/47)	250	252,865
4.63%, 05/15/44 (Call 11/15/43)	400	416,544
5.00%, 08/15/45 (Call 02/15/45)	600	661,728
5.25%, 08/15/43	450	509,027
Gilead Sciences Inc.
4.00%, 09/01/36 (Call 03/01/36)	50	51,635
4.15%, 03/01/47 (Call 09/01/46)	775	798,296
4.50%, 02/01/45 (Call 08/01/44)(a)	1,025	1,102,736
4.60%, 09/01/35 (Call 03/01/35)	620	687,605
4.75%, 03/01/46 (Call 09/01/45)	824	926,670
4.80%, 04/01/44 (Call 10/01/43)	593	667,303
5.65%, 12/01/41 (Call 06/01/41)	450	564,089

		13,081,315
Building Materials — 0.3%
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)(a)	250	267,280
4.63%, 07/02/44 (Call 01/02/44)(e)	250	269,103
4.95%, 07/02/64 (Call 01/02/64)(e)	107	116,925
5.13%, 09/14/45 (Call 03/14/45)	250	287,372
6.00%, 01/15/36	300	372,831
Masco Corp.
3.50%, 11/15/27 (Call 08/15/27)	56	55,153
4.50%, 05/15/47 (Call 11/15/46)	150	151,112
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	350	339,612
7.00%, 12/01/36	173	225,815
Vulcan Materials Co. 4.50%, 06/15/47 (Call 12/15/46)	400	405,784

		2,490,987
Chemicals — 1.5%
Agrium Inc.
4.13%, 03/15/35 (Call 09/15/34)	87	88,818
4.90%, 06/01/43 (Call 12/01/42)	350	383,523
5.25%, 01/15/45 (Call 07/15/44)	254	292,130

Security	Par (000)	Value
Chemicals (continued)
Agrium Inc. (continued)
6.13%, 01/15/41 (Call 07/15/40)	$225	$283,302
7.13%, 05/23/36(a)	100	134,010
Albemarle Corp. 5.45%, 12/01/44 (Call 06/01/44)	150	172,667
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	575	599,409
4.38%, 11/15/42 (Call 05/15/42)	86	88,688
4.63%, 10/01/44 (Call 04/01/44)	451	484,067
5.25%, 11/15/41 (Call 05/15/41)	400	457,412
7.38%, 11/01/29	333	442,364
9.40%, 05/15/39	435	732,479
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	400	428,484
4.80%, 09/01/42 (Call 03/01/42)	208	226,029
EI du Pont de Nemours & Co.
4.15%, 02/15/43	398	403,023
4.90%, 01/15/41	445	498,898
5.60%, 12/15/36	11	13,276
6.50%, 01/15/28	25	31,182
International Flavors & Fragrances Inc. 4.38%, 06/01/47 (Call 12/01/46)	150	155,894
Lubrizol Corp. (The) 6.50%, 10/01/34	120	157,993
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	376	410,284
5.25%, 07/15/43	300	341,271
LyondellBasell Industries NV 4.63%, 02/26/55 (Call 08/26/54)(a)	400	408,292
Methanex Corp. 5.65%, 12/01/44 (Call 06/01/44)	200	205,148
Monsanto Co.
3.95%, 04/15/45 (Call 10/15/44)	241	232,620
4.20%, 07/15/34 (Call 01/15/34)	250	258,458
4.40%, 07/15/44 (Call 01/15/44)	450	467,320
4.65%, 11/15/43 (Call 05/15/43)	24	25,613
4.70%, 07/15/64 (Call 01/15/64)	350	356,608
Mosaic Co. (The)
5.45%, 11/15/33 (Call 05/15/33)(a)	208	223,018
5.63%, 11/15/43 (Call 05/15/43)(a)	400	424,916
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40	350	414,330
5.88%, 12/01/36	101	120,755
Praxair Inc. 3.55%, 11/07/42 (Call 05/07/42)	300	295,596
Rohm & Haas Co. 7.85%, 07/15/29	100	136,706
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)	200	193,328
4.50%, 06/01/47 (Call 12/01/46)	700	740,075
Westlake Chemical Corp.
4.38%, 11/15/47 (Call 05/15/47)	105	106,075
5.00%, 08/15/46 (Call 02/15/46)	225	247,844

		11,681,905
Commercial Services — 0.6%
California Institute of Technology
4.32%, 08/01/45	12	13,533
4.70%, 11/01/11	100	110,543
Cleveland Clinic Foundation (The) 4.86%, 01/01/14	247	275,909
Ecolab Inc.
3.95%, 12/01/47 (Call 06/01/47)(b)	135	134,594
5.50%, 12/08/41	300	369,357
George Washington University (The) 4.87%, 09/15/45	16	18,866
Johns Hopkins University Series 2013, 4.08%, 07/01/53	11	11,506

3

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® 10+ Year Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Services (continued)
Massachusetts Institute of Technology
3.96%, 07/01/38	$9	$9,785
4.68%, 07/01/14	400	456,564
5.60%, 07/01/11	425	575,760
Moody’s Corp.
3.25%, 01/15/28 (Call 10/15/27)(a)(b)	150	148,206
5.25%, 07/15/44(a)	250	296,790
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	375	360,825
3.30%, 07/15/56 (Call 01/15/56)	250	242,280
Princeton University 5.70%, 03/01/39	350	469,053
S&P Global Inc. 6.55%, 11/15/37	161	211,995
University of Notre Dame du Lac Series 2015, 3.44%, 02/15/45	9	8,977
University of Southern California
3.03%, 10/01/39	275	256,462
5.25%, 10/01/11	250	305,335
Verisk Analytics Inc. 5.50%, 06/15/45 (Call 12/15/44)	111	126,953
Western Union Co. (The) 6.20%, 11/17/36(a)	175	190,937
William Marsh Rice University 3.57%, 05/15/45	501	500,048

		5,094,278
Computers — 1.7%
Apple Inc.
3.45%, 02/09/45(a)	1,050	996,450
3.75%, 09/12/47 (Call 03/12/47)	250	249,053
3.85%, 05/04/43	1,000	1,017,030
3.85%, 08/04/46 (Call 02/04/46)	745	753,843
4.25%, 02/09/47 (Call 08/09/46)	350	376,978
4.38%, 05/13/45	1,100	1,208,009
4.45%, 05/06/44	600	665,334
4.50%, 02/23/36 (Call 08/23/35)	925	1,045,537
4.65%, 02/23/46 (Call 08/23/45)	1,375	1,571,020
Dell International LLC/EMC Corp.
8.10%, 07/15/36 (Call 01/15/36)(b)	750	925,515
8.35%, 07/15/46 (Call 01/15/46)(b)	800	1,007,280
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)(a)	350	371,591
6.35%, 10/15/45 (Call 04/15/45)	600	615,282
HP Inc. 6.00%, 09/15/41	589	625,394
International Business Machines Corp.
4.00%, 06/20/42	425	442,425
4.70%, 02/19/46	550	633,347
5.60%, 11/30/39(a)	300	382,863
5.88%, 11/29/32	341	431,638
6.50%, 01/15/28	155	198,062
Seagate HDD Cayman 5.75%, 12/01/34 (Call 06/01/34)(a)	164	157,306

		13,673,957
Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)(a)	275	275,553
4.00%, 08/15/45	317	333,224
Estee Lauder Companies Inc. (The)
4.15%, 03/15/47 (Call 09/15/46)(a)	125	134,475
4.38%, 06/15/45 (Call 12/15/44)	250	274,970
6.00%, 05/15/37	150	192,933
Procter & Gamble Co. (The)
3.50%, 10/25/47	300	297,087
5.55%, 03/05/37	1,000	1,315,080

Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Unilever Capital Corp. 5.90%, 11/15/32	$525	$681,980

		3,505,302
Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	250	237,405
4.20%, 05/15/47 (Call 11/15/46)	150	153,222
4.60%, 06/15/45 (Call 12/15/44)	400	431,944

		822,571
Diversified Financial Services — 1.4%
American Express Co. 4.05%, 12/03/42	551	568,511
AXA Financial Inc. 7.00%, 04/01/28	14	17,729
CME Group Inc. 5.30%, 09/15/43 (Call 03/15/43)	400	505,536
Credit Suisse USA Inc. 7.13%, 07/15/32	368	507,722
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/35	4,750	5,060,602
Invesco Finance PLC 5.38%, 11/30/43	41	49,958
Jefferies Group LLC
6.25%, 01/15/36	200	224,776
6.50%, 01/20/43	150	174,141
Legg Mason Inc. 5.63%, 01/15/44(a)	250	276,223
Mastercard Inc. 3.80%, 11/21/46 (Call 05/21/46)	215	222,504
National Rural Utilities Cooperative Finance Corp.
4.02%, 11/01/32 (Call 05/01/32)	150	157,644
Series C, 8.00%, 03/01/32	271	394,492
Raymond James Financial Inc. 4.95%, 07/15/46	250	275,315
Visa Inc.
4.15%, 12/14/35 (Call 06/14/35)	1,000	1,093,920
4.30%, 12/14/45 (Call 06/14/45)	1,350	1,495,975

		11,025,048
Electric — 9.3%
AEP Transmission Co. LLC
3.75%, 12/01/47 (Call 06/01/47)(b)	200	202,360
4.00%, 12/01/46 (Call 06/01/46)(a)	275	286,863
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	400	402,588
3.85%, 12/01/42	50	50,819
4.15%, 08/15/44 (Call 02/15/44)	302	321,400
4.30%, 01/02/46 (Call 07/02/45)	300	327,633
6.00%, 03/01/39	126	163,244
6.13%, 05/15/38	273	354,359
Ameren Illinois Co.
3.70%, 12/01/47 (Call 06/01/47)	250	250,183
4.15%, 03/15/46 (Call 09/15/45)	400	433,688
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	11	11,943
4.45%, 06/01/45 (Call 12/01/44)	200	219,276
7.00%, 04/01/38	100	140,792
Arizona Public Service Co.
3.75%, 05/15/46 (Call 11/15/45)	275	274,351
4.50%, 04/01/42 (Call 10/01/41)	251	278,033
5.05%, 09/01/41 (Call 03/01/41)	100	117,435
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)	650	715,747
5.15%, 11/15/43 (Call 05/15/43)	400	475,956
5.95%, 05/15/37	350	452,109
6.13%, 04/01/36(a)	1,800	2,348,496
6.50%, 09/15/37	225	307,618
8.48%, 09/15/28	300	438,039
Black Hills Corp. 4.20%, 09/15/46 (Call 03/15/46)	150	151,370

4

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® 10+ Year Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	$425	$419,228
4.50%, 04/01/44 (Call 10/01/43)	200	228,854
Cleco Corporate Holdings LLC 4.97%, 05/01/46 (Call 11/01/45)	150	163,481
CMS Energy Corp. 4.88%, 03/01/44 (Call 09/01/43)	150	172,071
Commonwealth Edison Co.
3.70%, 03/01/45 (Call 09/01/44)	200	200,556
3.80%, 10/01/42 (Call 04/01/42)	311	316,082
4.35%, 11/15/45 (Call 05/15/45)	100	110,664
4.60%, 08/15/43 (Call 02/15/43)	233	265,198
4.70%, 01/15/44 (Call 07/15/43)	261	302,496
5.90%, 03/15/36	564	725,716
Consolidated Edison Co. of New York Inc.
3.85%, 06/15/46 (Call 12/15/45)	450	462,006
3.95%, 03/01/43 (Call 09/01/42)	565	590,476
4.30%, 12/01/56 (Call 06/01/56)(a)	130	138,713
4.45%, 03/15/44 (Call 09/15/43)	476	530,050
4.50%, 12/01/45 (Call 06/01/45)	207	232,825
5.50%, 12/01/39	200	251,030
5.70%, 06/15/40	335	432,348
6.30%, 08/15/37	8	10,799
Series 05-A, 5.30%, 03/01/35	100	119,393
Series 06-A, 5.85%, 03/15/36	325	413,982
Series 06-B, 6.20%, 06/15/36	461	608,018
Series 08-B, 6.75%, 04/01/38	200	284,522
Series 12-A, 4.20%, 03/15/42	8	8,589
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	150	153,903
Consumers Energy Co.
3.25%, 08/15/46 (Call 02/15/46)	200	186,668
3.95%, 05/15/43 (Call 11/15/42)(a)	75	78,660
3.95%, 07/15/47 (Call 01/15/47)	250	263,302
Delmarva Power & Light Co. 4.15%, 05/15/45 (Call 11/15/44)	250	266,535
Dominion Energy Inc.
4.70%, 12/01/44 (Call 06/01/44)	520	577,751
6.30%, 03/15/33	275	346,258
7.00%, 06/15/38	380	518,286
Series B, 5.95%, 06/15/35	290	360,171
Series C, 4.05%, 09/15/42 (Call 03/15/42)(a)	155	155,601
Series C, 4.90%, 08/01/41 (Call 02/01/41)	37	41,534
Series F, 5.25%, 08/01/33	600	688,710
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	216	217,112
3.70%, 06/01/46 (Call 12/01/45)	135	136,004
4.30%, 07/01/44 (Call 01/01/44)	103	113,538
Series A, 4.00%, 04/01/43 (Call 10/01/42)(a)	208	219,561
DTE Energy Co. 6.38%, 04/15/33	135	170,837
Duke Energy Carolinas LLC
3.70%, 12/01/47 (Call 06/01/47)	250	251,543
3.75%, 06/01/45 (Call 12/01/44)	315	319,810
3.88%, 03/15/46 (Call 09/15/45)	250	258,310
4.00%, 09/30/42 (Call 03/30/42)	250	262,128
4.25%, 12/15/41 (Call 06/15/41)	300	325,590
5.30%, 02/15/40	500	617,120
6.00%, 01/15/38	57	74,863
6.05%, 04/15/38	750	996,742
6.10%, 06/01/37	500	653,915
6.45%, 10/15/32	86	114,825
Series A, 6.00%, 12/01/28	16	19,774

Security	Par (000)	Value
Electric (continued)
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	$700	$684,572
4.80%, 12/15/45 (Call 06/15/45)(a)	126	142,888
Duke Energy Florida LLC
3.40%, 10/01/46 (Call 04/01/46)	230	218,468
3.85%, 11/15/42 (Call 05/15/42)	280	286,331
5.65%, 04/01/40	100	128,067
6.35%, 09/15/37(a)	100	136,962
6.40%, 06/15/38	200	277,484
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 09/01/31	400	387,624
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 11/15/45)	450	453,424
6.12%, 10/15/35	250	322,942
6.35%, 08/15/38	46	62,579
6.45%, 04/01/39	300	413,907
Duke Energy Progress LLC
3.70%, 10/15/46 (Call 04/15/46)	400	401,896
4.10%, 05/15/42 (Call 11/15/41)	300	317,061
4.10%, 03/15/43 (Call 09/15/42)	186	196,702
4.15%, 12/01/44 (Call 06/01/44)	300	320,880
4.20%, 08/15/45 (Call 02/15/45)	250	270,492
4.38%, 03/30/44 (Call 09/30/43)(a)	300	331,215
6.30%, 04/01/38	250	340,272
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	200	213,538
6.00%, 05/15/35	200	235,740
Emera U.S. Finance LP 4.75%, 06/15/46 (Call 12/15/45)	650	699,517
Entergy Louisiana LLC
3.05%, 06/01/31 (Call 03/01/31)(a)	150	144,237
3.25%, 04/01/28 (Call 01/01/28)	300	299,937
4.95%, 01/15/45 (Call 01/15/25)	100	104,109
Entergy Mississippi Inc. 2.85%, 06/01/28 (Call 03/01/28)	250	240,498
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	730	778,392
4.95%, 06/15/35 (Call 12/15/34)	375	420,281
5.10%, 06/15/45 (Call 12/15/44)	69	79,845
5.63%, 06/15/35(a)	371	447,471
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	600	634,026
5.75%, 10/01/41 (Call 04/01/41)	20	21,502
6.25%, 10/01/39	525	598,248
FirstEnergy Corp.
Series C, 4.85%, 07/15/47 (Call 01/15/47)	600	650,436
Series C, 7.38%, 11/15/31	450	602,694
Florida Power & Light Co.
3.70%, 12/01/47 (Call 06/01/47)	500	511,165
3.80%, 12/15/42 (Call 06/15/42)	200	206,058
4.05%, 06/01/42 (Call 12/01/41)	275	295,366
4.05%, 10/01/44 (Call 04/01/44)	250	269,812
4.13%, 02/01/42 (Call 08/01/41)	356	384,797
4.95%, 06/01/35	200	233,272
5.25%, 02/01/41 (Call 08/01/40)	271	334,972
5.65%, 02/01/37	96	122,304
5.69%, 03/01/40	124	162,501
5.95%, 02/01/38	413	546,449
Georgia Power Co.
4.30%, 03/15/42	800	829,824
4.30%, 03/15/43	21	21,689
5.40%, 06/01/40	200	236,436

5

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® 10+ Year Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
Georgia Power Co. (continued)
5.95%, 02/01/39	$114	$141,920
Series 10-C, 4.75%, 09/01/40	263	287,701
Hydro-Quebec 9.50%, 11/15/30	200	318,998
Iberdrola International BV 6.75%, 07/15/36	250	325,795
Indiana Michigan Power Co.
6.05%, 03/15/37	105	133,838
Series K, 4.55%, 03/15/46 (Call 09/15/45)	450	503,428
Interstate Power & Light Co.
3.70%, 09/15/46 (Call 03/15/46)	450	446,310
6.25%, 07/15/39(a)	5	6,561
John Sevier Combined Cycle Generation LLC 4.63%, 01/15/42	231	254,325
Kansas City Power & Light Co. 5.30%, 10/01/41 (Call 04/01/41)	250	290,012
Kentucky Utilities Co. 5.13%, 11/01/40 (Call 05/01/40)	314	382,088
MidAmerican Energy Co.
4.25%, 05/01/46 (Call 11/01/45)	111	121,533
4.40%, 10/15/44 (Call 04/15/44)	225	252,356
4.80%, 09/15/43 (Call 03/15/43)	200	235,766
5.75%, 11/01/35	11	13,805
6.75%, 12/30/31	11	14,821
Mississippi Power Co. Series 12-A, 4.25%, 03/15/42	350	336,752
Nevada Power Co. 6.65%, 04/01/36	100	136,357
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	350	338,971
3.60%, 05/15/46 (Call 11/15/45)	50	49,834
4.00%, 08/15/45 (Call 02/15/45)	90	95,280
4.13%, 05/15/44 (Call 11/15/43)	7	7,566
5.35%, 11/01/39	5	6,171
6.25%, 06/01/36	106	141,779
NorthWestern Corp. 4.18%, 11/15/44 (Call 05/15/44)	161	170,774
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	100	112,003
5.50%, 03/15/40	241	304,275
Oglethorpe Power Corp.
5.25%, 09/01/50(a)	25	28,195
5.38%, 11/01/40	175	203,945
5.95%, 11/01/39(a)	5	6,221
Ohio Edison Co. 6.88%, 07/15/36	200	270,654
Oklahoma Gas & Electric Co. 4.15%, 04/01/47 (Call 10/01/46)	400	427,736
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (Call 03/30/47)(b)	350	356,461
4.55%, 12/01/41 (Call 06/01/41)	150	169,374
5.25%, 09/30/40	305	372,054
5.30%, 06/01/42 (Call 12/01/41)	350	432,782
7.25%, 01/15/33	411	577,163
Pacific Gas & Electric Co.
3.95%, 12/01/47 (Call 06/01/47)(b)	215	210,507
4.00%, 12/01/46 (Call 06/01/46)(a)	350	351,932
4.25%, 03/15/46 (Call 09/15/45)	11	11,418
4.30%, 03/15/45 (Call 09/15/44)	107	111,031
4.45%, 04/15/42 (Call 10/15/41)	200	212,928
4.60%, 06/15/43 (Call 12/15/42)	13	14,112
4.75%, 02/15/44 (Call 08/15/43)	200	221,002
5.13%, 11/15/43 (Call 05/15/43)	300	346,764
5.40%, 01/15/40(a)	250	297,307
5.80%, 03/01/37(a)	16	19,701
6.05%, 03/01/34	2,200	2,737,614

Security	Par (000)	Value
Electric (continued)
Pacific Gas & Electric Co. (continued)
6.25%, 03/01/39	$400	$519,512
6.35%, 02/15/38(a)	71	92,164
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)	245	261,116
6.00%, 01/15/39	300	397,131
6.10%, 08/01/36	105	136,955
6.25%, 10/15/37	50	67,312
6.35%, 07/15/38	150	204,353
PECO Energy Co.
4.15%, 10/01/44 (Call 04/01/44)	255	275,150
5.95%, 10/01/36	111	144,139
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	66	70,904
6.50%, 11/15/37	175	240,574
PPL Capital Funding Inc.
4.00%, 09/15/47 (Call 03/15/47)(a)	250	251,290
4.70%, 06/01/43 (Call 12/01/42)(a)	400	442,324
5.00%, 03/15/44 (Call 09/15/43)	300	345,987
PPL Electric Utilities Corp.
3.95%, 06/01/47 (Call 12/01/46)	250	263,852
6.25%, 05/15/39	61	82,115
Progress Energy Inc. 7.75%, 03/01/31	34	47,513
PSEG Power LLC 8.63%, 04/15/31(a)	300	396,435
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	200	197,762
3.80%, 06/15/47 (Call 12/15/46)	400	411,384
4.30%, 03/15/44 (Call 09/15/43)	411	454,496
6.25%, 09/01/37(a)	60	81,248
6.50%, 08/01/38	100	138,862
Public Service Electric & Gas Co.
3.65%, 09/01/42 (Call 03/01/42)	75	75,000
3.80%, 03/01/46 (Call 09/01/45)	200	208,166
3.95%, 05/01/42 (Call 11/01/41)	200	210,526
5.50%, 03/01/40(a)	107	135,097
5.80%, 05/01/37	175	225,720
Puget Sound Energy Inc.
4.30%, 05/20/45 (Call 11/20/44)(a)	111	122,060
5.64%, 04/15/41 (Call 10/15/40)	235	299,498
5.76%, 10/01/39	200	258,776
5.80%, 03/15/40	56	72,897
6.27%, 03/15/37	5	6,581
San Diego Gas & Electric Co.
4.50%, 08/15/40(a)	143	162,630
6.00%, 06/01/39	150	198,126
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	400	412,468
South Carolina Electric & Gas Co.
4.10%, 06/15/46 (Call 12/15/45)(a)	300	295,812
4.35%, 02/01/42 (Call 08/01/41)	144	145,869
4.50%, 06/01/64 (Call 12/01/63)	250	249,635
4.60%, 06/15/43 (Call 12/15/42)	116	121,878
5.10%, 06/01/65 (Call 12/01/64)	150	165,342
5.30%, 05/15/33	5	5,596
5.45%, 02/01/41 (Call 08/01/40)	420	482,551
6.05%, 01/15/38	248	303,418
Southern California Edison Co.
4.00%, 04/01/47 (Call 10/01/46)	250	265,555
4.05%, 03/15/42 (Call 09/15/41)	50	53,434
4.50%, 09/01/40 (Call 03/01/40)(a)	48	53,846
4.65%, 10/01/43 (Call 04/01/43)	311	361,404
5.50%, 03/15/40(a)	217	277,426

6

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® 10+ Year Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
Southern California Edison Co. (continued)
5.63%, 02/01/36	$75	$93,771
5.75%, 04/01/35	105	132,812
6.00%, 01/15/34	266	342,135
6.05%, 03/15/39	150	200,687
6.65%, 04/01/29	321	410,813
Series 05-E, 5.35%, 07/15/35	484	587,895
Series 06-E, 5.55%, 01/15/37	130	162,808
Series 08-A, 5.95%, 02/01/38	400	527,220
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	205	213,653
Series C, 3.60%, 02/01/45 (Call 08/01/44)	200	199,358
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	437	453,152
4.40%, 07/01/46 (Call 01/01/46)	550	577,516
Southern Power Co. 5.15%, 09/15/41	250	271,842
Southwestern Electric Power Co.
3.90%, 04/01/45 (Call 10/01/44)	450	451,930
6.20%, 03/15/40	100	131,606
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	500	476,465
3.70%, 08/15/47 (Call 02/15/47)	250	251,275
4.50%, 08/15/41 (Call 02/15/41)	100	111,737
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	200	203,262
4.35%, 05/15/44 (Call 11/15/43)	200	213,144
Toledo Edison Co. (The) 6.15%, 05/15/37	200	255,216
TransAlta Corp. 6.50%, 03/15/40	100	100,070
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	400	415,080
8.45%, 03/15/39	111	179,104
Virginia Electric & Power Co.
4.00%, 01/15/43 (Call 07/15/42)	116	121,355
4.20%, 05/15/45 (Call 11/15/44)	7	7,533
4.45%, 02/15/44 (Call 08/15/43)	200	223,634
8.88%, 11/15/38	400	679,656
Series A, 6.00%, 05/15/37	250	325,272
Series B, 6.00%, 01/15/36	250	321,132
Series D, 4.65%, 08/15/43 (Call 02/15/43)(a)	21	23,844
Westar Energy Inc.
4.10%, 04/01/43 (Call 10/01/42)	105	111,157
4.13%, 03/01/42 (Call 09/01/41)	300	318,048
4.25%, 12/01/45 (Call 06/01/45)	300	325,221
Wisconsin Power & Light Co. 6.38%, 08/15/37	140	187,694
Wisconsin Public Service Corp. 4.75%, 11/01/44 (Call 05/01/44)	205	240,789
Xcel Energy Inc. 6.50%, 07/01/36	50	66,803

		73,533,830
Electronics — 0.4%
Arrow Electronics Inc. 3.88%, 01/12/28 (Call 10/12/27)	240	239,647
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	350	344,386
4.75%, 03/15/42	200	219,432
5.75%, 08/15/40	200	242,762
Fortive Corp. 4.30%, 06/15/46 (Call 12/15/45)	225	234,943
Honeywell International Inc. 3.81%, 11/21/47 (Call 05/21/47)(a)(b)	761	771,829
Koninklijke Philips NV 5.00%, 03/15/42(a)	519	600,670
Tyco Electronics Group SA 7.13%, 10/01/37	236	337,565

		2,991,234

Security	Par (000)	Value
Engineering & Construction — 0.1%
ABB Finance USA Inc. 4.38%, 05/08/42	$357	$384,325

Environmental Control — 0.1%
Waste Management Inc.
3.90%, 03/01/35 (Call 09/01/34)	575	596,057
4.10%, 03/01/45 (Call 09/01/44)	183	193,169
7.00%, 07/15/28	18	23,363

		812,589
Food — 1.5%
Ahold Finance USA LLC 6.88%, 05/01/29	11	13,575
Campbell Soup Co. 3.80%, 08/02/42	6	5,769
Conagra Brands Inc.
7.00%, 10/01/28	150	187,016
8.25%, 09/15/30	200	276,218
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	5	5,059
5.40%, 06/15/40	401	474,912
Hershey Co. (The) 3.38%, 08/15/46 (Call 02/15/46)	250	232,748
JM Smucker Co. (The)
4.25%, 03/15/35	500	523,745
4.38%, 03/15/45	100	104,411
Kellogg Co.
4.50%, 04/01/46(a)	300	313,647
Series B, 7.45%, 04/01/31	350	469,560
Koninklijke Ahold Delhaize NV 5.70%, 10/01/40	550	636,399
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	1,700	1,645,277
5.00%, 07/15/35 (Call 01/15/35)	350	380,303
5.00%, 06/04/42	950	1,003,466
5.20%, 07/15/45 (Call 01/15/45)	525	567,598
6.50%, 02/09/40	400	499,392
6.88%, 01/26/39	300	386,052
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	250	223,295
4.45%, 02/01/47 (Call 08/01/46)(a)	300	291,072
5.00%, 04/15/42 (Call 10/15/41)	100	102,723
5.15%, 08/01/43 (Call 02/01/43)	250	261,842
5.40%, 07/15/40 (Call 01/15/40)	200	216,228
6.90%, 04/15/38	350	444,815
7.50%, 04/01/31	250	325,732
McCormick & Co. Inc./MD 4.20%, 08/15/47 (Call 02/15/47)	200	207,956
Mondelez International Inc. 6.50%, 02/09/40(a)	222	286,336
Sysco Corp.
4.50%, 04/01/46 (Call 10/01/45)	226	240,957
4.85%, 10/01/45 (Call 04/01/45)	100	111,675
5.38%, 09/21/35	408	481,779
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	376	418,183
5.15%, 08/15/44 (Call 02/15/44)	445	512,907

		11,850,647
Forest Products & Paper — 0.4%
Celulosa Arauco y Constitucion SA 5.50%, 11/02/47 (Call 05/02/47)(b)	200	205,658
Georgia-Pacific LLC
7.75%, 11/15/29	500	693,605
8.88%, 05/15/31	14	21,522
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	276	281,517
4.40%, 08/15/47 (Call 02/15/47)	700	717,577
4.80%, 06/15/44 (Call 12/15/43)	200	215,470

7

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® 10+ Year Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Forest Products & Paper (continued)
International Paper Co. (continued)
5.00%, 09/15/35 (Call 03/15/35)	$50	$56,006
5.15%, 05/15/46 (Call 11/15/45)	150	171,075
6.00%, 11/15/41 (Call 05/15/41)(a)	325	401,518
7.30%, 11/15/39	490	679,057

		3,443,005
Gas — 0.7%
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)(a)	500	533,510
4.15%, 01/15/43 (Call 07/15/42)	100	106,241
5.50%, 06/15/41 (Call 12/15/40)	5	6,224
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	165	168,922
5.85%, 01/15/41 (Call 07/15/40)	100	125,995
Dominion Energy Gas Holdings LLC
4.60%, 12/15/44 (Call 06/15/44)	350	375,172
4.80%, 11/01/43 (Call 05/01/43)	115	124,613
KeySpan Corp. 5.80%, 04/01/35	180	218,198
NiSource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	615	685,393
5.25%, 02/15/43 (Call 08/15/42)	225	262,559
5.65%, 02/01/45 (Call 08/01/44)	156	192,897
5.95%, 06/15/41 (Call 12/15/40)	200	250,266
ONE Gas Inc. 4.66%, 02/01/44 (Call 08/01/43)(a)	354	397,875
Piedmont Natural Gas Co. Inc. 4.65%, 08/01/43 (Call 02/01/43)	153	171,234
Sempra Energy 6.00%, 10/15/39	500	642,630
Southern California Gas Co. 3.75%, 09/15/42 (Call 03/15/42)	5	5,120
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (Call 04/01/46)	450	441,351
4.40%, 06/01/43 (Call 12/01/42)	6	6,293
4.40%, 05/30/47 (Call 11/30/46)	90	94,638
5.88%, 03/15/41 (Call 09/15/40)	450	552,600
Southwest Gas Corp. 3.80%, 09/29/46 (Call 03/29/46)	300	297,981

		5,659,712
Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc. 5.20%, 09/01/40	200	232,090

Health Care – Products — 1.6%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	1,050	1,153,036
4.75%, 04/15/43 (Call 10/15/42)	420	457,519
4.90%, 11/30/46 (Call 05/30/46)	925	1,035,565
5.30%, 05/27/40	550	626,087
6.00%, 04/01/39	450	551,236
Baxter International Inc. 3.50%, 08/15/46 (Call 02/15/46)	200	179,334
Becton Dickinson and Co.
4.67%, 06/06/47 (Call 12/06/46)	600	631,050
4.69%, 12/15/44 (Call 06/15/44)	600	633,360
5.00%, 11/12/40(a)	100	108,118
Boston Scientific Corp.
7.00%, 11/15/35	150	192,941
7.38%, 01/15/40	200	271,606
Danaher Corp. 4.38%, 09/15/45 (Call 03/15/45)	250	276,868
Medtronic Inc.
4.38%, 03/15/35(a)	1,550	1,700,474
4.50%, 03/15/42 (Call 09/15/41)	86	94,609
4.63%, 03/15/44 (Call 09/15/43)	350	395,343
4.63%, 03/15/45	1,775	2,024,299
5.55%, 03/15/40	291	358,884
6.50%, 03/15/39	100	136,341

Security	Par (000)	Value
Health Care – Products (continued)
Stryker Corp.
4.10%, 04/01/43 (Call 10/01/42)	$250	$255,230
4.38%, 05/15/44 (Call 11/15/43)	100	106,407
4.63%, 03/15/46 (Call 09/15/45)	500	557,735
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	250	251,830
5.30%, 02/01/44 (Call 08/01/43)	150	177,420
Zimmer Biomet Holdings Inc. 5.75%, 11/30/39	150	173,052

		12,348,344
Health Care – Services — 2.2%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	385	364,811
4.13%, 11/15/42 (Call 05/15/42)	200	196,028
4.50%, 05/15/42 (Call 11/15/41)	250	258,370
4.75%, 03/15/44 (Call 09/15/43)	225	240,161
6.63%, 06/15/36	200	262,196
6.75%, 12/15/37	185	248,214
Anthem Inc.
3.65%, 12/01/27 (Call 09/01/27)	1,000	1,008,070
4.63%, 05/15/42	550	587,972
4.65%, 01/15/43	750	801,855
4.65%, 08/15/44 (Call 02/15/44)	200	213,820
5.10%, 01/15/44	225	255,967
5.85%, 01/15/36	21	26,182
5.95%, 12/15/34	300	376,524
6.38%, 06/15/37	300	400,839
Ascension Health
3.95%, 11/15/46	508	523,276
4.85%, 11/15/53	11	12,750
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	250	255,807
4.19%, 11/15/45 (Call 05/15/45)	16	16,921
Catholic Health Initiatives 4.35%, 11/01/42	380	353,700
Cigna Corp. 3.88%, 10/15/47 (Call 04/15/47)	752	728,109
Dignity Health
4.50%, 11/01/42	100	96,147
5.27%, 11/01/64	196	205,771
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	350	378,077
4.80%, 03/15/47 (Call 09/15/46)(a)	250	274,200
4.95%, 10/01/44 (Call 04/01/44)	100	111,190
Johns Hopkins Health System Corp. (The) 3.84%, 05/15/46(a)	60	60,200
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	650	696,124
4.88%, 04/01/42(a)	300	352,311
Laboratory Corp. of America Holdings 4.70%, 02/01/45 (Call 08/01/44)(a)	398	422,752
Mayo Clinic Series 2013, 4.00%, 11/15/47	11	11,215
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	25	26,185
Series 2015, 4.20%, 07/01/55	600	637,530
New York-Presbyterian Hospital (The)
4.02%, 08/01/45	21	22,082
4.06%, 08/01/56	350	358,841
Northwell Healthcare Inc. 3.98%, 11/01/46 (Call 11/01/45)	400	384,248
Providence St Joseph Health Obligated Group Series I, 3.74%, 10/01/47	250	243,898
Quest Diagnostics Inc. 4.70%, 03/30/45 (Call 09/30/44)	22	23,029
Texas Health Resources 4.33%, 11/15/55	9	9,367

8

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® 10+ Year Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health Care – Services (continued)
UnitedHealth Group Inc.
3.75%, 10/15/47 (Call 04/15/47)	$350	$348,610
3.95%, 10/15/42 (Call 04/15/42)	7	7,159
4.20%, 01/15/47 (Call 07/15/46)	250	267,417
4.25%, 03/15/43 (Call 09/15/42)	300	320,184
4.25%, 04/15/47 (Call 10/15/46)	276	297,097
4.38%, 03/15/42 (Call 09/15/41)	500	540,955
4.63%, 07/15/35	200	228,464
4.63%, 11/15/41 (Call 05/15/41)	100	111,770
4.75%, 07/15/45	925	1,059,319
5.70%, 10/15/40 (Call 04/15/40)	350	446,575
5.80%, 03/15/36	625	800,369
5.95%, 02/15/41 (Call 08/15/40)	300	393,621
6.50%, 06/15/37(a)	100	137,825
6.63%, 11/15/37	111	155,622
6.88%, 02/15/38(a)	500	714,790

		17,274,516
Home Furnishings — 0.0%
Whirlpool Corp. 4.50%, 06/01/46 (Call 12/01/45)	300	315,171

Household Products & Wares — 0.1%
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)(a)	150	138,137
3.90%, 05/04/47 (Call 11/04/46)	250	259,937
5.30%, 03/01/41	6	7,385
6.63%, 08/01/37	275	387,027

		792,486
Housewares — 0.2%
Newell Brands Inc.
5.38%, 04/01/36 (Call 10/01/35)	350	403,876
5.50%, 04/01/46 (Call 10/01/45)(a)	650	769,996

		1,173,872
Insurance — 3.5%
ACE Capital Trust II 9.70%, 04/01/30	100	150,285
Aflac Inc. 4.00%, 10/15/46 (Call 04/15/46)(a)	250	256,425
Alleghany Corp. 4.90%, 09/15/44 (Call 03/15/44)	150	159,422
Allstate Corp. (The)
4.20%, 12/15/46 (Call 06/15/46)	45	47,867
4.50%, 06/15/43	500	553,770
5.35%, 06/01/33	68	79,479
5.55%, 05/09/35	326	395,200
5.95%, 04/01/36	50	64,039
American Financial Group Inc./OH 4.50%, 06/15/47 (Call 12/15/46)	200	203,596
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)(a)	900	881,604
4.38%, 01/15/55 (Call 07/15/54)	250	246,315
4.50%, 07/16/44 (Call 01/16/44)(a)	950	991,990
4.70%, 07/10/35 (Call 01/10/35)	500	539,395
4.80%, 07/10/45 (Call 01/10/45)	150	163,401
6.25%, 05/01/36	400	506,256
Aon PLC
4.60%, 06/14/44 (Call 03/14/44)(a)	200	215,428
4.75%, 05/15/45 (Call 11/15/44)	246	270,261
Arch Capital Group U.S. Inc. 5.14%, 11/01/43	575	655,943
Assurant Inc. 6.75%, 02/15/34	200	245,012
AXA SA 8.60%, 12/15/30	650	934,544

Security	Par (000)	Value
Insurance (continued)
Berkshire Hathaway Finance Corp.
4.30%, 05/15/43(a)	$118	$128,855
4.40%, 05/15/42	450	497,767
5.75%, 01/15/40	280	361,161
Berkshire Hathaway Inc. 4.50%, 02/11/43(a)	475	534,954
Brighthouse Financial Inc. 4.70%, 06/22/47 (Call 12/22/46)(a)(b)	600	587,346
Chubb Corp. (The) 6.00%, 05/11/37	485	636,723
Chubb INA Holdings Inc.
4.15%, 03/13/43	350	372,267
4.35%, 11/03/45 (Call 05/03/45)	750	824,497
Cincinnati Financial Corp. 6.92%, 05/15/28	11	14,173
Endurance Specialty Holdings Ltd. 7.00%, 07/15/34	175	214,790
Everest Reinsurance Holdings Inc. 4.87%, 06/01/44	200	208,516
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	14	14,589
5.95%, 10/15/36(a)	200	251,566
6.10%, 10/01/41	250	321,920
Lincoln National Corp.
6.15%, 04/07/36	175	214,702
6.30%, 10/09/37	16	19,884
7.00%, 06/15/40	300	407,013
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	200	202,912
6.00%, 02/01/35	150	184,634
Manulife Financial Corp. 5.38%, 03/04/46(a)	396	485,631
Markel Corp.
4.30%, 11/01/47 (Call 05/01/47)	235	234,215
5.00%, 04/05/46	250	277,708
Marsh & McLennan Companies Inc.
4.35%, 01/30/47 (Call 07/30/46)(a)	272	295,533
5.88%, 08/01/33	150	187,332
MetLife Inc.
4.05%, 03/01/45	700	715,232
4.13%, 08/13/42	480	493,277
4.60%, 05/13/46 (Call 11/13/45)(a)	500	554,110
4.72%, 12/15/44	450	506,857
4.88%, 11/13/43	400	458,368
5.70%, 06/15/35	450	563,179
6.40%, 12/15/66 (Call 12/15/31)	545	624,924
6.50%, 12/15/32	450	582,057
10.75%, 08/01/69 (Call 08/01/34)	16	26,784
Principal Financial Group Inc.
4.35%, 05/15/43	450	470,066
4.63%, 09/15/42	5	5,428
6.05%, 10/15/36	166	211,182
Progressive Corp. (The)
3.70%, 01/26/45	100	98,299
4.13%, 04/15/47 (Call 10/15/46)	526	556,639
4.35%, 04/25/44	136	146,188
6.25%, 12/01/32	100	129,583
Prudential Financial Inc.
4.60%, 05/15/44	400	443,832
5.10%, 08/15/43	11	12,976
5.40%, 06/13/35	400	477,468
5.63%, 05/12/41(a)	13	16,421
5.70%, 12/14/36	300	373,251
5.80%, 11/16/41	150	194,004
6.20%, 11/15/40	150	201,974
6.63%, 06/21/40	5	7,002

9

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® 10+ Year Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Insurance (continued)
Prudential Financial Inc. (continued)
Series B, 5.75%, 07/15/33	$8	$9,790
Series D, 6.63%, 12/01/37	700	968,226
Transatlantic Holdings Inc. 8.00%, 11/30/39	150	203,040
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	500	495,965
4.00%, 05/30/47 (Call 11/30/46)	325	338,055
4.30%, 08/25/45 (Call 02/25/45)	175	189,700
4.60%, 08/01/43	66	74,871
5.35%, 11/01/40	200	247,146
6.25%, 06/15/37	500	668,455
6.75%, 06/20/36(a)	50	69,968
Travelers Property Casualty Corp. 6.38%, 03/15/33	110	143,824
Unum Group 5.75%, 08/15/42	250	301,113
Voya Financial Inc.
4.80%, 06/15/46	100	107,044
5.70%, 07/15/43	200	238,006
WR Berkley Corp. 4.75%, 08/01/44	50	52,852
XLIT Ltd. 5.50%, 03/31/45	326	343,405

		27,359,481
Internet — 0.7%
Alibaba Group Holding Ltd. 4.50%, 11/28/34 (Call 05/28/34)	400	437,196
Amazon.com Inc.
4.05%, 08/22/47 (Call 02/22/47)(b)	1,950	2,031,686
4.25%, 08/22/57 (Call 02/22/57)(b)	1,025	1,080,811
4.80%, 12/05/34 (Call 06/05/34)	600	693,654
4.95%, 12/05/44 (Call 06/05/44)	710	836,117
eBay Inc. 4.00%, 07/15/42 (Call 01/15/42)	400	365,412
Priceline Group Inc. (The) 3.55%, 03/15/28 (Call 12/15/27)(a) .	150	148,629

		5,593,505
Iron & Steel — 0.5%
Nucor Corp.
5.20%, 08/01/43 (Call 02/01/43)(a)	199	234,997
6.40%, 12/01/37	286	376,742
Vale Overseas Ltd.
6.88%, 11/21/36(a)	900	1,100,250
6.88%, 11/10/39	1,000	1,222,940
8.25%, 01/17/34	255	337,763
Vale SA 5.63%, 09/11/42	705	766,349

		4,039,041
Leisure Time — 0.0%
Harley-Davidson Inc. 4.63%, 07/28/45 (Call 01/28/45)(a)	150	160,902
Royal Caribbean Cruises Ltd. 3.70%, 03/15/28 (Call 12/15/27)	90	89,402

		250,304
Machinery — 0.5%
Caterpillar Inc.
3.80%, 08/15/42(a)	975	1,014,244
4.30%, 05/15/44 (Call 11/15/43)(a)	200	223,680
4.75%, 05/15/64 (Call 11/15/63)	225	257,353
5.20%, 05/27/41	525	648,931
5.30%, 09/15/35	11	13,375
6.05%, 08/15/36	111	146,780
Cummins Inc. 4.88%, 10/01/43 (Call 04/01/43)	150	175,785
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)(a)	650	687,173
5.38%, 10/16/29	200	241,934
7.13%, 03/03/31	111	153,887
Xylem Inc./NY 4.38%, 11/01/46 (Call 05/01/46)(a)	200	209,870

		3,773,012

Security	Par (000)	Value
Manufacturing — 1.5%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)	$200	$183,538
3.63%, 10/15/47 (Call 04/15/47)	355	357,861
3.88%, 06/15/44	150	156,314
5.70%, 03/15/37	201	264,456
Dover Corp. 5.38%, 03/01/41 (Call 12/01/40)	350	426,366
Eaton Corp.
4.00%, 11/02/32(a)	800	829,928
4.15%, 11/02/42	100	102,098
General Electric Co.
4.13%, 10/09/42	600	612,468
4.50%, 03/11/44	1,200	1,300,584
5.88%, 01/14/38	800	1,010,344
6.15%, 08/07/37	700	910,406
6.88%, 01/10/39	870	1,235,739
Series A, 6.75%, 03/15/32	1,375	1,865,339
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	450	468,063
4.88%, 09/15/41 (Call 03/15/41)	350	414,879
Ingersoll-Rand Global Holding Co. Ltd. 5.75%, 06/15/43	236	294,828
Ingersoll-Rand Luxembourg Finance SA 4.65%, 11/01/44 (Call 05/01/44)	150	163,898
Parker-Hannifin Corp.
4.10%, 03/01/47 (Call 09/01/46)(a)(b)	400	421,660
4.20%, 11/21/34 (Call 05/21/34)	250	266,697
4.45%, 11/21/44 (Call 05/21/44)	200	218,960
Series A, 6.25%, 05/15/38	100	132,240

		11,636,666
Media — 5.2%
21st Century Fox America Inc.
4.75%, 09/15/44 (Call 03/15/44)	350	369,170
4.95%, 10/15/45 (Call 04/15/45)	450	486,126
5.40%, 10/01/43(a)	300	344,061
6.15%, 03/01/37	400	494,912
6.15%, 02/15/41	300	370,191
6.20%, 12/15/34	600	739,164
6.40%, 12/15/35	302	381,674
6.55%, 03/15/33	490	619,580
6.65%, 11/15/37	600	781,710
6.90%, 08/15/39	11	14,594
7.75%, 12/01/45	350	520,079
7.85%, 03/01/39	200	288,106
8.15%, 10/17/36	100	146,108
CBS Corp.
3.38%, 02/15/28 (Call 11/15/27)	200	191,668
4.60%, 01/15/45 (Call 07/15/44)	200	198,740
4.85%, 07/01/42 (Call 01/01/42)	250	256,553
4.90%, 08/15/44 (Call 02/15/44)	175	179,727
5.50%, 05/15/33	350	385,350
5.90%, 10/15/40 (Call 04/15/40)	150	175,245
7.88%, 07/30/30	350	472,286
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 05/01/47 (Call 11/01/46)	700	713,125
6.38%, 10/23/35 (Call 04/23/35)(a)	975	1,119,924
6.48%, 10/23/45 (Call 04/23/45)	1,825	2,095,465
6.83%, 10/23/55 (Call 04/23/55)	250	294,348
Comcast Corp.
3.15%, 02/15/28 (Call 11/15/27)(a)	250	247,620
3.20%, 07/15/36 (Call 01/15/36)(a)	665	627,674

10

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® 10+ Year Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Media (continued)
Comcast Corp. (continued)
3.40%, 07/15/46 (Call 01/15/46)	$400	$364,136
3.97%, 11/01/47 (Call 05/01/47)(b)	866	868,061
4.00%, 11/01/49 (Call 05/01/49)(b)	1,661	1,651,916
4.05%, 11/01/52 (Call 05/01/52)(b)	410	405,306
4.20%, 08/15/34 (Call 02/15/34)	850	901,697
4.25%, 01/15/33	900	961,659
4.40%, 08/15/35 (Call 02/15/35)	750	809,737
4.50%, 01/15/43	500	536,670
4.60%, 08/15/45 (Call 02/15/45)	850	924,528
4.65%, 07/15/42	850	932,968
4.75%, 03/01/44	700	777,826
5.65%, 06/15/35	111	136,238
6.40%, 05/15/38	47	62,534
6.50%, 11/15/35	475	632,177
7.05%, 03/15/33	161	220,849
Discovery Communications LLC
4.88%, 04/01/43	225	215,210
4.95%, 05/15/42	175	169,568
5.00%, 09/20/37 (Call 03/20/37)	210	211,407
5.20%, 09/20/47 (Call 03/20/47)(a)	750	744,577
6.35%, 06/01/40	600	687,690
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)(a)	450	450,634
6.13%, 01/31/46 (Call 07/31/45)	400	466,524
6.63%, 01/15/40	350	424,127
Historic TW Inc. 6.63%, 05/15/29	800	988,136
NBCUniversal Media LLC
4.45%, 01/15/43	500	532,680
5.95%, 04/01/41	525	671,774
TCI Communications Inc. 7.13%, 02/15/28	400	523,160
Thomson Reuters Corp.
5.50%, 08/15/35	150	169,520
5.65%, 11/23/43 (Call 05/23/43)	125	147,746
5.85%, 04/15/40	350	417,711
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	650	596,303
5.50%, 09/01/41 (Call 03/01/41)	600	613,596
5.88%, 11/15/40 (Call 05/15/40)	625	672,044
6.55%, 05/01/37	250	288,865
6.75%, 06/15/39	775	910,392
7.30%, 07/01/38	700	863,975
Time Warner Companies Inc. 6.95%, 01/15/28	51	63,912
Time Warner Entertainment Co. LP 8.38%, 07/15/33	450	611,820
Time Warner Inc.
4.65%, 06/01/44 (Call 12/01/43)	300	298,485
4.85%, 07/15/45 (Call 01/15/45)	600	615,360
4.90%, 06/15/42	200	206,122
5.35%, 12/15/43	425	462,434
5.38%, 10/15/41	250	272,598
6.10%, 07/15/40	175	207,461
6.20%, 03/15/40	164	195,850
6.25%, 03/29/41	200	241,536
6.50%, 11/15/36	300	369,306
7.63%, 04/15/31	276	375,067
Viacom Inc.
4.38%, 03/15/43	450	375,008
4.85%, 12/15/34 (Call 06/15/34)	200	188,188
5.25%, 04/01/44 (Call 10/01/43)	200	189,254
5.85%, 09/01/43 (Call 03/01/43)	450	449,523
6.88%, 04/30/36	550	609,928

Security	Par (000)	Value
Media (continued)
Walt Disney Co. (The)
3.00%, 07/30/46(a)	$125	$109,840
3.70%, 12/01/42	325	323,024
4.13%, 06/01/44(a)	400	425,068
4.38%, 08/16/41	250	273,595
7.00%, 03/01/32	250	350,165
Series E, 4.13%, 12/01/41(a)	390	411,930

		41,090,615
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	166	170,331
4.38%, 06/15/45 (Call 12/15/44)	11	12,092

		182,423
Mining — 1.2%
Barrick Gold Corp. 5.25%, 04/01/42	350	401,909
Barrick North America Finance LLC
5.70%, 05/30/41	500	600,520
5.75%, 05/01/43	330	407,204
Barrick PD Australia Finance Pty Ltd. 5.95%, 10/15/39	400	490,304
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	600	625,188
5.00%, 09/30/43	875	1,038,669
Goldcorp Inc. 5.45%, 06/09/44 (Call 12/09/43)	161	184,150
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	315	341,819
5.88%, 04/01/35(a)	251	302,832
6.25%, 10/01/39	500	632,560
Rio Tinto Alcan Inc.
5.75%, 06/01/35	11	13,360
6.13%, 12/15/33	11	13,861
7.25%, 03/15/31	275	365,109
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	600	719,268
7.13%, 07/15/28	292	385,136
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	488	511,658
4.75%, 03/22/42 (Call 09/22/41)(a)	255	289,703
Southern Copper Corp.
5.25%, 11/08/42	550	613,794
5.88%, 04/23/45	600	726,192
6.75%, 04/16/40	500	647,400
7.50%, 07/27/35	300	407,370
Vale Canada Ltd. 7.20%, 09/15/32	100	112,651

		9,830,657
Office & Business Equipment — 0.0%
Xerox Corp. 6.75%, 12/15/39(a)	150	155,528

Oil & Gas — 6.9%
Anadarko Finance Co. 7.50%, 05/01/31	425	542,984
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	325	316,202
6.20%, 03/15/40	500	594,190
6.45%, 09/15/36	800	963,984
6.60%, 03/15/46 (Call 09/15/45)	525	659,384
Apache Corp.
4.25%, 01/15/44 (Call 07/15/43)	250	237,003
4.75%, 04/15/43 (Call 10/15/42)	600	607,920
5.10%, 09/01/40 (Call 03/01/40)	750	790,515
6.00%, 01/15/37	600	701,076

11

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® 10+ Year Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas (continued)
BP Capital Markets PLC 3.72%, 11/28/28 (Call 08/28/28)(a)	$450	$468,221
Burlington Resources Finance Co.
7.20%, 08/15/31	300	404,370
7.40%, 12/01/31	300	416,490
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)(a)	425	458,992
5.85%, 02/01/35	150	174,261
6.25%, 03/15/38	550	677,979
6.45%, 06/30/33	200	241,320
7.20%, 01/15/32	300	376,029
Cenovus Energy Inc.
5.25%, 06/15/37 (Call 12/15/36)(b)	750	762,172
5.40%, 06/15/47 (Call 12/15/46)(b)	850	864,067
6.75%, 11/15/39	250	294,635
CNOOC Nexen Finance 2014 ULC 4.88%, 04/30/44	600	670,920
Concho Resources Inc. 4.88%, 10/01/47 (Call 04/01/47)	250	264,380
Conoco Funding Co. 7.25%, 10/15/31	300	407,787
ConocoPhillips
5.90%, 10/15/32	13	15,954
6.50%, 02/01/39	700	947,807
ConocoPhillips Canada Funding Co. I 5.95%, 10/15/36	350	441,102
ConocoPhillips Co.
4.15%, 11/15/34 (Call 05/15/34)	350	367,668
4.30%, 11/15/44 (Call 05/15/44)(a)	600	633,588
5.95%, 03/15/46 (Call 09/15/45)	175	228,604
ConocoPhillips Holding Co. 6.95%, 04/15/29	1,100	1,432,024
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	750	777,412
5.00%, 06/15/45 (Call 12/15/44)	350	378,686
5.60%, 07/15/41 (Call 01/15/41)	425	488,329
7.95%, 04/15/32	80	108,482
Devon Financing Co. LLC 7.88%, 09/30/31	50	67,774
Ecopetrol SA
5.88%, 05/28/45	750	760,380
7.38%, 09/18/43	450	532,076
Encana Corp.
6.50%, 08/15/34	500	608,375
6.50%, 02/01/38	550	679,866
Eni USA Inc. 7.30%, 11/15/27	205	258,095
EOG Resources Inc. 3.90%, 04/01/35 (Call 10/01/34)	300	303,417
Exxon Mobil Corp.
3.57%, 03/06/45 (Call 09/06/44)	250	246,335
4.11%, 03/01/46 (Call 09/01/45)	1,175	1,264,605
Hess Corp.
5.60%, 02/15/41	500	520,230
5.80%, 04/01/47 (Call 10/01/46)(a)	350	376,901
6.00%, 01/15/40	200	216,190
7.13%, 03/15/33	225	269,289
7.30%, 08/15/31	500	600,260
Kerr-McGee Corp. 7.88%, 09/15/31	14	18,458
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	350	368,302
6.60%, 10/01/37	430	517,286
6.80%, 03/15/32	26	31,296
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	450	457,745
5.00%, 09/15/54 (Call 03/15/54)	200	198,142
6.50%, 03/01/41 (Call 09/01/40)	475	587,361

Security	Par (000)	Value
Oil & Gas (continued)
Nexen Energy ULC
6.40%, 05/15/37	$600	$775,548
7.50%, 07/30/39	400	586,832
7.88%, 03/15/32	160	227,541
Noble Energy Inc.
5.25%, 11/15/43 (Call 05/15/43)	500	538,070
6.00%, 03/01/41 (Call 09/01/40)	700	815,997
Occidental Petroleum Corp.
4.10%, 02/15/47 (Call 08/15/46)	400	414,868
4.40%, 04/15/46 (Call 10/15/45)	600	645,606
4.63%, 06/15/45 (Call 12/15/44)	200	221,540
Petro-Canada
5.35%, 07/15/33	125	144,538
5.95%, 05/15/35	11	13,707
6.80%, 05/15/38	750	1,013,610
Petroleos Mexicanos
5.50%, 06/27/44	1,150	1,078,090
5.63%, 01/23/46(a)	1,000	939,330
6.38%, 01/23/45	1,450	1,482,755
6.50%, 06/02/41	1,050	1,094,982
6.63%, 06/15/35	1,655	1,785,530
6.63%, 06/15/38	300	318,339
6.75%, 09/21/47	1,900	2,008,737
6.75%, 09/21/47(b)	300	317,802
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	550	592,729
4.88%, 11/15/44 (Call 05/15/44)	1,000	1,104,400
5.88%, 05/01/42	240	299,050
Shell International Finance BV
3.75%, 09/12/46	550	539,479
4.00%, 05/10/46	1,275	1,301,533
4.13%, 05/11/35	565	603,635
4.38%, 05/11/45	1,200	1,293,108
4.55%, 08/12/43	950	1,046,377
5.50%, 03/25/40	300	371,619
6.38%, 12/15/38	900	1,223,685
Statoil ASA
3.95%, 05/15/43	550	560,686
4.25%, 11/23/41	150	158,972
4.80%, 11/08/43(a)	450	518,387
5.10%, 08/17/40	230	270,485
6.50%, 12/01/28(b)	100	129,056
Suncor Energy Inc.
4.00%, 11/15/47 (Call 05/15/47)	85	85,024
5.95%, 12/01/34	150	187,317
6.50%, 06/15/38	400	526,892
6.85%, 06/01/39	500	686,525
Tosco Corp. 8.13%, 02/15/30	61	86,374
Valero Energy Corp.
4.90%, 03/15/45(a)	350	383,215
6.63%, 06/15/37	750	967,477
7.50%, 04/15/32	200	266,590

		54,222,957
Oil & Gas Services — 0.5%
Baker Hughes a GE Co. LLC 5.13%, 09/15/40	515	598,409
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	350	355,268
4.75%, 08/01/43 (Call 02/01/43)	500	525,620
4.85%, 11/15/35 (Call 05/15/35)	600	656,172
5.00%, 11/15/45 (Call 05/15/45)	725	794,136

12

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® 10+ Year Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas Services (continued)
Halliburton Co. (continued)
6.70%, 09/15/38(a)	$21	$27,545
7.45%, 09/15/39	500	701,355
National Oilwell Varco Inc. 3.95%, 12/01/42 (Call 06/01/42)(a) .	575	508,461

		4,166,966
Packaging & Containers — 0.1%
Sonoco Products Co. 5.75%, 11/01/40 (Call 05/01/40)	278	328,468
WestRock MWV LLC
7.95%, 02/15/31	11	15,241
8.20%, 01/15/30	300	421,788

		765,497
Pharmaceuticals — 4.3%
AbbVie Inc.
4.30%, 05/14/36 (Call 11/14/35)	925	970,177
4.40%, 11/06/42	1,025	1,070,295
4.45%, 05/14/46 (Call 11/14/45)	850	896,588
4.50%, 05/14/35 (Call 11/14/34)	1,025	1,097,365
4.70%, 05/14/45 (Call 11/14/44)	1,025	1,118,357
Allergan Funding SCS
4.55%, 03/15/35 (Call 09/15/34)	1,430	1,478,591
4.75%, 03/15/45 (Call 09/15/44)	445	466,347
4.85%, 06/15/44 (Call 12/15/43)	650	685,444
AmerisourceBergen Corp. 4.25%, 03/01/45 (Call 09/01/44)(a) .	336	332,297
AstraZeneca PLC
4.00%, 09/18/42	425	425,995
4.38%, 11/16/45	525	557,776
6.45%, 09/15/37	1,100	1,468,489
Bristol-Myers Squibb Co.
3.25%, 08/01/42	49	46,202
4.50%, 03/01/44 (Call 09/01/43)	330	374,309
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)(a)	400	395,624
4.50%, 11/15/44 (Call 05/15/44)	200	198,604
4.60%, 03/15/43	250	253,718
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)	475	474,938
3.95%, 05/15/47 (Call 11/15/46)(a)	305	321,287
5.55%, 03/15/37	166	208,352
Express Scripts Holding Co.
4.80%, 07/15/46 (Call 01/15/46)	550	570,136
6.13%, 11/15/41(a)	350	419,619
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	305	329,778
5.38%, 04/15/34	200	241,266
6.38%, 05/15/38	1,150	1,587,356
Johnson & Johnson
3.55%, 03/01/36 (Call 09/01/35)	800	819,144
3.70%, 03/01/46 (Call 09/01/45)	1,000	1,031,600
3.75%, 03/03/47 (Call 09/03/46)	450	468,216
4.38%, 12/05/33 (Call 06/05/33)(a)	550	620,130
4.50%, 09/01/40	450	513,927
4.50%, 12/05/43 (Call 06/05/43)	300	344,325
4.85%, 05/15/41	11	13,114
4.95%, 05/15/33	261	310,979
5.85%, 07/15/38	213	284,444
5.95%, 08/15/37	200	271,352
McKesson Corp.
4.88%, 03/15/44 (Call 09/15/43)(a)	550	592,515
6.00%, 03/01/41 (Call 09/01/40)	105	127,287

Security	Par (000)	Value
Pharmaceuticals (continued)
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	$153	$167,460
5.90%, 11/01/39	250	313,405
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	11	10,963
3.70%, 02/10/45 (Call 08/10/44)(a)	1,000	1,009,230
4.15%, 05/18/43	1,000	1,083,940
Mylan Inc. 5.40%, 11/29/43 (Call 05/29/43)	200	213,262
Mylan NV 5.25%, 06/15/46 (Call 12/15/45)(a)	400	426,200
Novartis Capital Corp.
3.70%, 09/21/42	125	126,219
4.00%, 11/20/45 (Call 05/20/45)	900	952,614
4.40%, 05/06/44	600	672,732
Perrigo Finance Unlimited Co. 4.90%, 12/15/44 (Call 06/15/44)	162	165,187
Pfizer Inc.
4.00%, 12/15/36	210	226,178
4.13%, 12/15/46	530	567,604
4.30%, 06/15/43	371	405,562
4.40%, 05/15/44	706	785,114
5.60%, 09/15/40(a)	100	126,952
7.20%, 03/15/39	1,250	1,882,412
Pharmacia LLC 6.60%, 12/01/28	500	653,860
Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36(a)	250	251,820
Teva Pharmaceutical Finance Netherlands III BV 4.10%, 10/01/46(a)	550	418,671
Wyeth LLC
5.95%, 04/01/37	925	1,224,922
6.00%, 02/15/36	21	27,510
6.50%, 02/01/34	43	57,933
Zoetis Inc.
3.95%, 09/12/47 (Call 03/12/47)	120	119,761
4.70%, 02/01/43 (Call 08/01/42)	490	535,987

		33,811,441
Pipelines — 3.8%
Buckeye Partners LP
5.60%, 10/15/44 (Call 04/15/44)	100	103,217
5.85%, 11/15/43 (Call 05/15/43)	250	267,400
Columbia Pipeline Group Inc. 5.80%, 06/01/45 (Call 12/01/44)	175	214,825
Enable Midstream Partners LP 5.00%, 05/15/44 (Call 11/15/43)	125	120,886
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	200	213,976
Series B, 7.50%, 04/15/38	300	379,539
Enbridge Inc.
4.50%, 06/10/44 (Call 12/10/43)	200	203,330
5.50%, 12/01/46 (Call 05/29/46)	250	288,958
Energy Transfer LP
4.90%, 03/15/35 (Call 09/15/34)	170	166,405
5.15%, 02/01/43 (Call 08/01/42)	200	191,244
5.15%, 03/15/45 (Call 09/15/44)	550	529,760
5.30%, 04/15/47 (Call 10/15/46)	600	584,904
6.05%, 06/01/41 (Call 12/01/40)	50	52,966
6.13%, 12/15/45 (Call 06/15/45)	350	375,718
6.50%, 02/01/42 (Call 08/01/41)(a)	775	870,767
6.63%, 10/15/36	135	154,227
7.50%, 07/01/38	450	557,532

13

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® 10+ Year Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pipelines (continued)
EnLink Midstream Partners LP
5.05%, 04/01/45 (Call 10/01/44)	$220	$213,400
5.45%, 06/01/47 (Call 12/01/46)	250	256,800
5.60%, 04/01/44 (Call 10/01/43)	100	102,787
Enterprise Products Operating LLC
4.45%, 02/15/43 (Call 08/15/42)	625	632,112
4.85%, 08/15/42 (Call 02/15/42)	325	346,343
4.85%, 03/15/44 (Call 09/15/43)	650	692,295
4.90%, 05/15/46 (Call 11/15/45)	350	377,702
4.95%, 10/15/54 (Call 04/15/54)	200	214,002
5.10%, 02/15/45 (Call 08/15/44)	650	717,879
5.70%, 02/15/42	400	474,328
5.95%, 02/01/41	250	304,412
6.13%, 10/15/39	145	180,712
7.55%, 04/15/38	150	209,747
Series D, 6.88%, 03/01/33	200	257,998
Series H, 6.65%, 10/15/34	111	142,637
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	215	206,720
5.00%, 08/15/42 (Call 02/15/42)	250	250,668
5.00%, 03/01/43 (Call 09/01/42)	100	99,164
5.40%, 09/01/44 (Call 03/01/44)	210	217,264
5.50%, 03/01/44 (Call 09/01/43)	300	315,246
5.80%, 03/15/35	775	858,002
6.38%, 03/01/41	230	262,400
6.55%, 09/15/40	100	115,713
6.95%, 01/15/38	800	975,792
7.30%, 08/15/33	36	44,406
7.40%, 03/15/31	118	143,931
7.50%, 11/15/40	300	377,595
7.75%, 03/15/32	100	126,302
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	425	429,798
5.30%, 12/01/34 (Call 06/01/34)	850	899,784
5.55%, 06/01/45 (Call 12/01/44)	950	1,010,724
7.75%, 01/15/32	75	96,107
Magellan Midstream Partners LP
4.20%, 10/03/47 (Call 04/03/47)(a)	130	127,885
4.25%, 09/15/46 (Call 03/15/46)	250	247,565
5.15%, 10/15/43 (Call 04/15/43)	250	278,913
MPLX LP 5.20%, 03/01/47 (Call 09/01/46)	500	527,725
ONEOK Inc. 4.95%, 07/13/47 (Call 01/06/47)	350	355,019
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	350	402,265
6.20%, 09/15/43 (Call 03/15/43)	25	29,437
6.65%, 10/01/36	400	483,584
6.85%, 10/15/37	300	371,256
Phillips 66 Partners LP 4.90%, 10/01/46 (Call 04/01/46)	450	466,105
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	250	227,243
4.90%, 02/15/45 (Call 08/15/44)	325	303,017
5.15%, 06/01/42 (Call 12/01/41)	250	240,730
6.65%, 01/15/37	275	314,325
Sabine Pass Liquefaction LLC 4.20%, 03/15/28 (Call 09/15/27)	605	611,280
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)(a)	335	338,672
5.95%, 09/25/43 (Call 03/25/43)	200	238,942

Security	Par (000)	Value
Pipelines (continued)
Sunoco Logistics Partners Operations LP
4.95%, 01/15/43 (Call 07/15/42)	$250	$237,168
5.30%, 04/01/44 (Call 10/01/43)	250	244,138
5.40%, 10/01/47 (Call 04/01/47)	500	495,115
6.10%, 02/15/42	175	183,831
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/28	275	332,568
Texas Eastern Transmission LP 7.00%, 07/15/32	200	255,130
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)(a)	700	771,687
5.00%, 10/16/43 (Call 04/16/43)(a)	310	361,085
5.60%, 03/31/34	300	361,458
5.85%, 03/15/36	100	123,698
6.10%, 06/01/40	174	227,468
6.20%, 10/15/37	300	393,000
7.25%, 08/15/38	300	429,324
7.63%, 01/15/39	575	858,613
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)	350	362,183
5.40%, 08/15/41 (Call 02/15/41)	26	29,719
Western Gas Partners LP 5.45%, 04/01/44 (Call 10/01/43)	300	312,570
Williams Partners LP
4.90%, 01/15/45 (Call 07/15/44)	525	541,579
5.10%, 09/15/45 (Call 03/15/45)	200	213,744
5.40%, 03/04/44 (Call 09/04/43)	400	440,428
5.80%, 11/15/43 (Call 05/15/43)	50	57,637
6.30%, 04/15/40	335	404,261

		30,028,791
Real Estate Investment Trusts (REITs) — 0.7%
Alexandria Real Estate Equities Inc. 3.95%, 01/15/28 (Call 10/15/27)	400	408,176
AvalonBay Communities Inc.
3.90%, 10/15/46 (Call 04/15/46)	200	197,420
4.15%, 07/01/47 (Call 01/01/47)	150	154,306
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	476	512,976
4.50%, 06/01/45 (Call 12/01/44)	75	81,071
Federal Realty Investment Trust 4.50%, 12/01/44 (Call 06/01/44)	267	284,881
HCP Inc. 6.75%, 02/01/41 (Call 08/01/40)	155	203,817
Kilroy Realty LP 4.25%, 08/15/29 (Call 05/15/29)(a)	14	14,462
Kimco Realty Corp.
4.25%, 04/01/45 (Call 10/01/44)	200	193,834
4.45%, 09/01/47 (Call 03/01/47)	250	250,322
Omega Healthcare Investors Inc. 4.75%, 01/15/28 (Call 10/15/27)(a)	190	188,360
Realty Income Corp. 4.65%, 03/15/47 (Call 09/15/46)	175	184,576
Regency Centers LP 4.40%, 02/01/47 (Call 08/01/46)	200	203,640
Simon Property Group LP
4.25%, 10/01/44 (Call 04/01/44)	14	14,354
4.25%, 11/30/46 (Call 05/30/46)(a)	80	82,694
4.75%, 03/15/42 (Call 09/15/41)	235	258,831
6.75%, 02/01/40 (Call 11/01/39)(a)	600	827,076
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	297	300,475
5.70%, 09/30/43 (Call 03/30/43)	11	13,232
Welltower Inc. 6.50%, 03/15/41 (Call 09/15/40)(a)	200	257,108
Weyerhaeuser Co. 7.38%, 03/15/32	490	673,858

		5,305,469

14

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® 10+ Year Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Retail — 3.3%
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	$200	$177,222
5.17%, 08/01/44 (Call 02/01/44)(a)	289	244,985
CVS Health Corp.
4.88%, 07/20/35 (Call 01/20/35)	700	757,932
5.13%, 07/20/45 (Call 01/20/45)	1,750	1,921,990
5.30%, 12/05/43 (Call 06/05/43)	43	48,521
Darden Restaurants Inc. 6.80%, 10/15/37	100	131,726
Home Depot Inc. (The)
3.50%, 09/15/56 (Call 03/15/56)(a)	640	595,226
4.20%, 04/01/43 (Call 10/01/42)	171	183,112
4.25%, 04/01/46 (Call 10/01/45)	800	868,320
4.40%, 03/15/45 (Call 09/15/44)	600	660,480
4.88%, 02/15/44 (Call 08/15/43)	675	795,184
5.40%, 09/15/40 (Call 03/15/40)	21	26,072
5.88%, 12/16/36(a)	1,200	1,591,068
5.95%, 04/01/41 (Call 10/01/40)	700	928,151
Kohl’s Corp. 5.55%, 07/17/45 (Call 01/17/45)	100	97,143
Lowe’s Companies Inc.
3.70%, 04/15/46 (Call 10/15/45)	450	439,416
4.05%, 05/03/47 (Call 11/03/46)	775	802,133
4.25%, 09/15/44 (Call 03/15/44)	300	317,910
4.38%, 09/15/45 (Call 03/15/45)	450	488,281
4.65%, 04/15/42 (Call 10/15/41)	300	334,755
Macy’s Retail Holdings Inc.
4.50%, 12/15/34 (Call 06/15/34)	100	82,429
6.38%, 03/15/37	50	49,976
6.70%, 07/15/34(a)	200	201,926
6.90%, 04/01/29	500	527,420
McDonald’s Corp.
3.63%, 05/01/43	11	10,391
3.70%, 02/15/42	250	239,793
4.45%, 03/01/47 (Call 09/01/46)(a)	75	80,433
4.60%, 05/26/45 (Call 11/26/44)	250	273,467
4.70%, 12/09/35 (Call 06/09/35)	1,150	1,283,135
4.88%, 07/15/40	6	6,759
4.88%, 12/09/45 (Call 06/09/45)	650	735,891
5.70%, 02/01/39	275	341,803
6.30%, 10/15/37	300	393,555
6.30%, 03/01/38	225	295,461
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	225	212,207
6.95%, 03/15/28	175	199,332
QVC Inc. 5.45%, 08/15/34 (Call 02/15/34)(a)	175	173,042
Starbucks Corp. 4.30%, 06/15/45 (Call 12/15/44)	100	109,144
Target Corp.
3.63%, 04/15/46	800	755,976
3.90%, 11/15/47 (Call 05/15/47)	250	247,017
4.00%, 07/01/42	1,000	1,009,290
Walgreen Co. 4.40%, 09/15/42(a)	125	123,593
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)	150	154,764
4.65%, 06/01/46 (Call 12/01/45)	350	361,725
4.80%, 11/18/44 (Call 05/18/44)	775	812,905
Wal-Mart Stores Inc.
3.63%, 12/15/47 (Call 06/15/47)	1,000	1,030,580
4.00%, 04/11/43 (Call 10/11/42)	500	543,090
4.30%, 04/22/44 (Call 10/22/43)(a)	900	1,024,821
5.63%, 04/15/41	1,500	2,004,075

Security	Par (000)	Value
Retail (continued)
Wal-Mart Stores Inc. (continued)
6.20%, 04/15/38	$700	$973,021
7.55%, 02/15/30	533	773,687

		26,440,335
Semiconductors — 0.8%
Analog Devices Inc. 5.30%, 12/15/45 (Call 06/15/45)	200	233,782
Applied Materials Inc.
4.35%, 04/01/47 (Call 10/01/46)	195	214,120
5.10%, 10/01/35 (Call 04/01/35)	350	417,728
5.85%, 06/15/41	250	323,588
Intel Corp.
4.00%, 12/15/32	386	420,466
4.10%, 05/19/46 (Call 11/19/45)(a)	450	479,196
4.25%, 12/15/42	471	517,441
4.80%, 10/01/41	800	958,144
4.90%, 07/29/45 (Call 01/29/45)	1,075	1,289,161
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)(a)	250	238,695
4.65%, 05/20/35 (Call 11/20/34)	350	366,282
4.80%, 05/20/45 (Call 11/20/44)	1,100	1,132,582

		6,591,185
Software — 3.1%
Fidelity National Information Services Inc. 4.50%, 08/15/46 (Call 02/15/46)	250	257,170
Microsoft Corp.
3.45%, 08/08/36 (Call 02/08/36)	1,500	1,516,500
3.50%, 02/12/35 (Call 08/12/34)	950	968,724
3.50%, 11/15/42	350	347,760
3.70%, 08/08/46 (Call 02/08/46)	1,500	1,525,215
3.75%, 05/01/43 (Call 11/01/42)	400	408,024
3.75%, 02/12/45 (Call 08/12/44)	300	307,590
3.95%, 08/08/56 (Call 02/08/56)	650	673,888
4.00%, 02/12/55 (Call 08/12/54)	1,025	1,075,338
4.10%, 02/06/37 (Call 08/06/36)	455	499,863
4.20%, 11/03/35 (Call 05/03/35)	400	445,016
4.45%, 11/03/45 (Call 05/03/45)	1,000	1,142,450
4.50%, 10/01/40	350	401,303
4.50%, 02/06/57 (Call 08/06/56)	1,600	1,833,312
4.75%, 11/03/55 (Call 05/03/55)	750	895,260
4.88%, 12/15/43 (Call 06/15/43)	200	240,212
5.20%, 06/01/39	322	401,505
5.30%, 02/08/41	850	1,073,703
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)	650	721,819
Oracle Corp.
3.25%, 05/15/30 (Call 02/15/30)	300	301,791
3.80%, 11/15/37 (Call 05/15/37)	250	255,585
3.85%, 07/15/36 (Call 01/15/36)	750	774,968
3.90%, 05/15/35 (Call 11/15/34)(a)	800	830,720
4.00%, 07/15/46 (Call 01/15/46)	825	850,105
4.00%, 11/15/47 (Call 05/15/47)	1,250	1,290,762
4.13%, 05/15/45 (Call 11/15/44)	950	995,628
4.30%, 07/08/34 (Call 01/08/34)	925	1,007,547
4.38%, 05/15/55 (Call 11/15/54)	379	406,917
4.50%, 07/08/44 (Call 01/08/44)	550	611,600
5.38%, 07/15/40	875	1,075,305
6.13%, 07/08/39	675	912,161
6.50%, 04/15/38	65	90,784

		24,138,525

15

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® 10+ Year Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Telecommunications — 7.6%
America Movil SAB de CV
4.38%, 07/16/42(a)	$643	$671,035
6.13%, 11/15/37	125	153,978
6.13%, 03/30/40	900	1,127,556
6.38%, 03/01/35	265	332,421
AT&T Corp. 8.25%, 11/15/31	501	703,008
AT&T Inc.
4.30%, 12/15/42 (Call 06/15/42)	800	738,104
4.35%, 06/15/45 (Call 12/15/44)	879	795,284
4.50%, 05/15/35 (Call 11/15/34)	1,000	972,600
4.50%, 03/09/48 (Call 09/09/47)	1,700	1,556,996
4.55%, 03/09/49 (Call 09/09/48)	1,131	1,042,567
4.75%, 05/15/46 (Call 11/15/45)	1,800	1,715,832
4.80%, 06/15/44 (Call 12/15/43)	1,200	1,162,332
4.90%, 08/14/37 (Call 02/14/37)	2,300	2,292,778
5.15%, 03/15/42	916	925,609
5.15%, 02/14/50 (Call 08/14/49)	2,250	2,230,177
5.25%, 03/01/37 (Call 09/01/36)(a)	750	782,333
5.30%, 08/14/58 (Call 02/14/58)	1,000	989,860
5.35%, 09/01/40	550	570,900
5.45%, 03/01/47 (Call 09/01/46)	1,000	1,052,140
5.65%, 02/15/47 (Call 08/15/46)	850	927,052
5.70%, 03/01/57 (Call 09/01/56)	550	587,395
6.00%, 08/15/40 (Call 05/15/40)	319	359,044
6.30%, 01/15/38	658	777,309
6.35%, 03/15/40	325	378,619
6.38%, 03/01/41	500	579,105
6.50%, 09/01/37	376	448,215
AT&T Mobility LLC 7.13%, 12/15/31	400	512,172
BellSouth Telecommunications LLC 6.38%, 06/01/28	200	232,206
British Telecommunications PLC 9.13%, 12/15/30	1,000	1,483,120
Cisco Systems Inc.
5.50%, 01/15/40	1,075	1,393,522
5.90%, 02/15/39	700	932,463
Deutsche Telekom International Finance BV
8.75%, 06/15/30	1,500	2,199,720
9.25%, 06/01/32	219	342,071
Juniper Networks Inc. 5.95%, 03/15/41(a)	200	224,752
Koninklijke KPN NV 8.38%, 10/01/30	450	619,556
Motorola Solutions Inc. 5.50%, 09/01/44	200	202,604
New Cingular Wireless Services Inc. 8.75%, 03/01/31	350	499,730
Orange SA
5.38%, 01/13/42	350	415,062
5.50%, 02/06/44 (Call 08/06/43)(a)	503	611,376
9.00%, 03/01/31	1,050	1,561,896
Rogers Communications Inc.
4.50%, 03/15/43 (Call 09/15/42)	150	157,614
5.00%, 03/15/44 (Call 09/15/43)	550	624,415
5.45%, 10/01/43 (Call 04/01/43)	21	24,990
7.50%, 08/15/38	200	279,194
Telefonica Emisiones SAU
5.21%, 03/08/47	1,150	1,262,113
7.05%, 06/20/36	900	1,185,399
Telefonica Europe BV 8.25%, 09/15/30	250	349,263
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	751	665,386
4.13%, 08/15/46	245	222,078
4.27%, 01/15/36	1,150	1,131,680
4.40%, 11/01/34 (Call 05/01/34)	1,850	1,859,102
4.50%, 08/10/33	250	258,608

Security	Par (000)	Value
Telecommunications (continued)
Verizon Communications Inc. (continued)
4.52%, 09/15/48	$2,000	$1,938,160
4.67%, 03/15/55	2,449	2,326,526
4.75%, 11/01/41	515	520,742
4.81%, 03/15/39	1,025	1,053,023
4.86%, 08/21/46	2,350	2,401,488
5.01%, 04/15/49	2,250	2,327,737
5.01%, 08/21/54	2,500	2,520,700
5.50%, 03/16/47	600	669,150
6.55%, 09/15/43	800	1,036,400
Vodafone Group PLC
4.38%, 02/19/43	400	402,124
6.15%, 02/27/37	700	862,652
6.25%, 11/30/32	325	394,310
7.88%, 02/15/30	302	408,464

		59,983,817
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	151	155,921
6.35%, 03/15/40	250	298,763

		454,684
Transportation — 2.8%
Burlington Northern Santa Fe LLC
3.90%, 08/01/46 (Call 02/01/46)	515	534,318
4.15%, 04/01/45 (Call 10/01/44)	700	744,772
4.38%, 09/01/42 (Call 03/01/42)(a)	250	272,753
4.40%, 03/15/42 (Call 09/15/41)(a)	500	547,550
4.45%, 03/15/43 (Call 09/15/42)	11	12,151
4.55%, 09/01/44 (Call 03/01/44)	288	322,707
4.70%, 09/01/45 (Call 03/01/45)(a)	275	315,557
4.90%, 04/01/44 (Call 10/01/43)	400	469,824
4.95%, 09/15/41 (Call 03/15/41)	114	133,309
5.05%, 03/01/41 (Call 09/01/40)	56	66,079
5.15%, 09/01/43 (Call 03/01/43)(a)	173	208,974
5.40%, 06/01/41 (Call 12/01/40)	475	584,107
5.75%, 05/01/40 (Call 11/01/39)	366	467,426
6.15%, 05/01/37	261	345,264
6.20%, 08/15/36	300	397,086
Canadian National Railway Co.
3.20%, 08/02/46 (Call 02/02/46)(a)	350	327,435
6.20%, 06/01/36	200	266,762
6.25%, 08/01/34	111	147,237
6.38%, 11/15/37	175	240,317
6.90%, 07/15/28(a)	350	464,149
Canadian Pacific Railway Co.
4.80%, 09/15/35 (Call 03/15/35)	197	224,814
4.80%, 08/01/45 (Call 02/01/45)(a)	100	116,755
5.95%, 05/15/37	16	20,477
6.13%, 09/15/15 (Call 03/15/15)	200	258,140
7.13%, 10/15/31	650	888,082
CSX Corp.
3.80%, 11/01/46 (Call 05/01/46)	200	194,982
3.95%, 05/01/50 (Call 11/01/49)	275	266,841
4.10%, 03/15/44 (Call 09/15/43)	400	407,692
4.25%, 11/01/66 (Call 05/01/66)	375	367,391
4.40%, 03/01/43 (Call 09/01/42)(a)	200	212,112
4.50%, 08/01/54 (Call 02/01/54)	400	417,824
4.75%, 05/30/42 (Call 11/30/41)	325	360,071
5.50%, 04/15/41 (Call 10/15/40)	70	84,626
6.00%, 10/01/36	450	568,917

16

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® 10+ Year Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
CSX Corp. (continued)
6.15%, 05/01/37	$105	$135,832
6.22%, 04/30/40	105	136,957
FedEx Corp.
3.88%, 08/01/42	309	299,155
3.90%, 02/01/35	600	607,434
4.10%, 04/15/43	152	151,954
4.10%, 02/01/45	250	248,718
4.55%, 04/01/46 (Call 10/01/45)	800	849,296
4.75%, 11/15/45 (Call 05/15/45)	450	489,591
4.90%, 01/15/34	200	223,546
5.10%, 01/15/44	301	341,602
Kansas City Southern
4.30%, 05/15/43 (Call 11/15/42)	100	102,364
4.95%, 08/15/45 (Call 02/15/45)(a)	350	393,074
Norfolk Southern Corp.
3.94%, 11/01/47 (Call 05/01/47)(b)	265	268,816
3.95%, 10/01/42 (Call 04/01/42)	40	40,504
4.05%, 08/15/52 (Call 02/15/52)(b)	400	405,064
4.45%, 06/15/45 (Call 12/15/44)	341	373,658
4.65%, 01/15/46 (Call 07/15/45)	400	451,176
4.80%, 08/15/43 (Call 02/15/43)	150	168,393
4.84%, 10/01/41	400	454,056
Union Pacific Corp.
3.35%, 08/15/46 (Call 02/15/46)	150	140,817
3.38%, 02/01/35 (Call 08/01/34)	450	447,768
3.60%, 09/15/37 (Call 03/15/37)	145	146,913
3.88%, 02/01/55 (Call 08/01/54)	400	395,460
4.00%, 04/15/47 (Call 10/15/46)	250	262,135
4.05%, 11/15/45 (Call 05/15/45)(a)	300	315,657
4.05%, 03/01/46 (Call 09/01/45)	200	210,264
4.15%, 01/15/45 (Call 07/15/44)	75	79,925
4.30%, 06/15/42 (Call 12/15/41)	450	488,367
4.38%, 11/15/65 (Call 05/15/65)	6	6,387
4.75%, 09/15/41 (Call 03/15/41)	158	180,837
4.82%, 02/01/44 (Call 08/01/43)	370	430,147
6.63%, 02/01/29	250	324,823
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)(a)	110	105,006
3.63%, 10/01/42(a)	105	104,272
4.88%, 11/15/40 (Call 05/15/40)	330	388,367
6.20%, 01/15/38	700	947,982

		22,372,818
Trucking & Leasing — 0.0%
GATX Corp. 5.20%, 03/15/44 (Call 09/15/43)(a)	150	170,979

Water — 0.2%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	200	201,274
4.00%, 12/01/46 (Call 06/01/46)	95	99,079
4.30%, 12/01/42 (Call 06/01/42)	16	17,332
4.30%, 09/01/45 (Call 03/01/45)(a)	500	545,025
6.59%, 10/15/37	239	330,566
United Utilities PLC 6.88%, 08/15/28	200	243,532
Veolia Environnement SA 6.75%, 06/01/38	225	299,250

		1,736,058

Total Corporate Bonds & Notes — 86.6% (Cost: $669,461,775)		684,863,685

Security	Par (000)	Value
Foreign Government Obligations(f)

Canada — 0.1%
Province of Quebec Canada 7.50%, 09/15/29	$850	$1,208,173

Chile — 0.1%
Chile Government International Bond
3.63%, 10/30/42(a)	250	250,440
3.86%, 06/21/47(a)	500	511,990

		762,430
Colombia — 0.7%
Colombia Government International Bond
5.00%, 06/15/45 (Call 12/15/44)(a)	1,200	1,258,044
5.63%, 02/26/44 (Call 08/26/43)	1,250	1,423,963
6.13%, 01/18/41(a)	1,000	1,198,360
7.38%, 09/18/37(a)	800	1,068,960
10.38%, 01/28/33	300	477,045

		5,426,372
Hungary — 0.1%
Hungary Government International Bond 7.63%, 03/29/41(a)	550	852,984

Israel — 0.1%
Israel Government International Bond 4.50%, 01/30/43	800	872,352

Italy — 0.1%
Republic of Italy Government International Bond 5.38%, 06/15/33	900	1,050,759

Mexico — 1.4%
Mexico Government International Bond
4.35%, 01/15/47(a)	900	874,044
4.60%, 01/23/46	1,000	1,000,940
4.60%, 02/10/48	750	753,473
4.75%, 03/08/44	1,500	1,537,320
5.55%, 01/21/45	1,300	1,487,031
5.75%, 10/12/10	1,220	1,306,705
6.05%, 01/11/40	1,300	1,554,943
6.75%, 09/27/34	875	1,146,451
7.50%, 04/08/33	527	726,601
8.30%, 08/15/31	700	1,059,646

		11,447,154
Panama — 0.4%
Panama Government International Bond
4.50%, 05/15/47	400	431,836
6.70%, 01/26/36	1,200	1,606,380
9.38%, 04/01/29(a)	600	910,548

		2,948,764
Peru — 0.4%
Peruvian Government International Bond
5.63%, 11/18/50	1,225	1,571,724
6.55%, 03/14/37	400	543,860
8.75%, 11/21/33(a)	815	1,288,800

		3,404,384
Philippines — 1.0%
Philippine Government International Bond
3.70%, 02/02/42	1,200	1,198,068
3.95%, 01/20/40(a)	1,000	1,035,210
5.00%, 01/13/37	1,000	1,181,410
6.38%, 01/15/32(a)	700	912,310
6.38%, 10/23/34	700	936,187

17

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® 10+ Year Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Philippines (continued)
Philippine Government International Bond (continued)
7.75%, 01/14/31	$1,100	$1,571,086
9.50%, 02/02/30	450	710,969

		7,545,240
South Korea — 0.1%
Korea International Bond 4.13%, 06/10/44(a)	500	568,245

Supranational — 0.3%
Asian Development Bank 5.82%, 06/16/28	310	386,641
European Investment Bank 4.88%, 02/15/36	550	714,510
Inter-American Development Bank
3.20%, 08/07/42	200	201,508
3.88%, 10/28/41	250	281,155
4.38%, 01/24/44	150	181,265
International Bank for Reconstruction & Development 4.75%, 02/15/35	200	255,326

		2,020,405
Uruguay — 0.4%
Uruguay Government International Bond
4.13%, 11/20/45	300	300,768
5.10%, 06/18/50(a)	1,650	1,822,343
7.63%, 03/21/36	600	856,512

		2,979,623

Total Foreign Government Obligations — 5.2% (Cost: $40,642,630)		41,086,885

Municipal Debt Obligations

California — 2.2%
Alameda County Joint Powers Authority RB BAB Series A, 7.05%, 12/01/44	135	200,258
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	450	651,573
Series S-1, 7.04%, 04/01/50	700	1,097,264
Series S-3, 6.91%, 10/01/50	100	155,995
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB 6.95%, 11/01/50	220	327,081
East Bay Municipal Utility District Water System Revenue RB BAB Series B, 5.87%, 06/01/40	250	328,420
Los Angeles Community College District/CA GO BAB 6.75%, 08/01/49	300	457,854
Los Angeles County Metropolitan Transportation Authority RB BAB Series A, 5.74%, 06/01/39	300	373,998
Los Angeles County Public Works Financing Authority RB BAB 7.62%, 08/01/40	250	375,407
Los Angeles Department of Water & Power System Revenue RB BAB
Series A, 6.60%, 07/01/50	450	686,853
Series D, 6.57%, 07/01/45	200	299,958
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	800	1,026,288
Series RY, 6.76%, 07/01/34	450	627,003
Regents of the University of California Medical Center Pooled Revenue RB BAB Series H, 6.55%, 05/15/48	450	630,657
San Diego County Regional Transportation Commission RB BAB 5.91%, 04/01/48	200	268,992
San Diego County Water Authority Financing Corp. RB BAB 6.14%, 05/01/49	300	418,854

Security	Par (000)	Value
California (continued)
State of California GO BAB
7.30%, 10/01/39	$845	$1,253,912
7.35%, 11/01/39	550	815,408
7.50%, 04/01/34	1,000	1,464,290
7.55%, 04/01/39	1,500	2,326,230
7.60%, 11/01/40	550	870,419
7.63%, 03/01/40	300	463,701
7.95%, 03/01/36 (Call 03/01/20)	750	842,835
University of California RB Series AD, 4.86%, 05/15/12	600	659,178
University of California RB BAB
5.77%, 05/15/43	200	259,508
5.95%, 05/15/45	400	516,104

		17,398,040
Connecticut — 0.0%
State of Connecticut GO Series A, 5.85%, 03/15/32(a)	200	242,044

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority RB 4.81%, 10/01/14	200	228,256

Georgia — 0.2%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	350	442,904
Project P, Series 2010A, 7.06%, 04/01/57	700	850,822

		1,293,726
Illinois — 0.8%
Chicago Transit Authority RB
Series A, 6.90%, 12/01/40	600	791,658
Series B, 6.90%, 12/01/40	225	296,552
Chicago Transit Authority RB BAB Series B, 6.20%, 12/01/40	120	153,527
County of Cook IL GO BAB 6.23%, 11/15/34	200	245,294
Illinois State Toll Highway Authority RB BAB 6.18%, 01/01/34	300	383,664
Metropolitan Water Reclamation District of Greater Chicago GOL BAB 5.72%, 12/01/38	400	514,308
State of Illinois GO 5.10%, 06/01/33(a)	3,400	3,387,012
State of Illinois GO BAB Series 3, 6.73%, 04/01/35	300	333,711

		6,105,726
Kansas — 0.1%
State of Kansas Department of Transportation RB BAB 4.60%, 09/01/35	300	339,816

Kentucky — 0.0%
Louisville & Jefferson County Metropolitan Sewer District RB BAB 6.25%, 05/15/43	145	197,004

Maryland — 0.0%
Maryland State Transportation Authority RB BAB 5.89%, 07/01/43	200	265,836

Massachusetts — 0.2%
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	240	279,425
Series E, 5.46%, 12/01/39	500	635,135
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB Series A, 5.73%, 06/01/40	350	451,066
Massachusetts School Building Authority RB BAB Series B, 5.72%, 08/15/39	300	376,833

		1,742,459
Nevada — 0.0%
County of Clark Department of Aviation RB BAB Series C, 6.82%, 07/01/45	120	185,002

18

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® 10+ Year Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey — 0.6%
New Jersey Economic Development Authority RB Series A, 7.43%, 02/15/29 (NPFGC)	$675	$834,327
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	875	1,297,161
Series F, 7.41%, 01/01/40(a)	750	1,145,873
New Jersey Transportation Trust Fund Authority RB BAB Series C, 5.75%, 12/15/28	700	803,285
Rutgers The State University of New Jersey RB BAB 5.67%, 05/01/40	200	241,348

		4,321,994
New York — 0.9%
City of New York NY GO BAB
6.27%, 12/01/37	325	437,619
Series C-1, 5.52%, 10/01/37	185	233,857
Metropolitan Transportation Authority RB BAB
Series 2010-A, 6.67%, 11/15/39	225	313,067
Series A, 5.87%, 11/15/39	300	380,175
Series E, 6.81%, 11/15/40	200	280,722
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	200	254,674
5.57%, 11/01/38	250	311,328
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	350	458,825
5.75%, 06/15/41	275	370,851
5.88%, 06/15/44	300	414,957
6.01%, 06/15/42	200	277,138
New York State Dormitory Authority RB BAB 5.63%, 03/15/39.	350	432,449
Port Authority of New York & New Jersey RB
4.93%, 10/01/51	900	1,095,390
Series 174, 4.46%, 10/01/62	835	952,894
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	700	787,017
Series 192, 4.81%, 10/15/65	300	357,699

		7,358,662
Ohio — 0.3%
American Municipal Power Inc. RB BAB Series B, 8.08%, 02/15/50	600	1,008,276
Ohio State University (The) RB
Series A, 3.80%, 12/01/46	450	463,324
Series A, 4.80%, 06/01/11	200	220,676
Ohio State University (The) RB BAB 4.91%, 06/01/40	200	239,546
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB 4.88%, 12/01/34	400	461,512

		2,393,334
Oregon — 0.1%
Oregon School Boards Association GOL
Series B, 5.55%, 06/30/28 (NPFGC)	200	233,744
Series B, 5.68%, 06/30/28 (NPFGC)	500	588,395
State of Oregon Department of Transportation RB BAB Series 2010-A, 5.83%, 11/15/34	175	223,389

		1,045,528
Pennsylvania — 0.1%
Commonwealth Financing Authority RB Series A, 4.14%, 06/01/38(a)	350	368,498

Texas — 0.7%
City of Houston TX GOL Series A, 6.29%, 03/01/32	390	461,350

Security	Par/ Shares (000)	Value
Texas (continued)
City of San Antonio TX Electric & Gas Systems Revenue RB
4.43%, 02/01/42	$200	$223,180
5.81%, 02/01/41	350	454,353
Dallas Area Rapid Transit RB BAB 6.00%, 12/01/44	425	573,945
Dallas Convention Center Hotel Development Corp. RB BAB 7.09%, 01/01/42	250	328,593
Dallas County Hospital District GOL BAB Series C, 5.62%, 08/15/44	250	306,240
Dallas Independent School District GO BAB 6.45%, 02/15/35 (Call 02/15/21) (PSF)	550	617,265
North Texas Tollway Authority RB BAB 6.72%, 01/01/49(a)	200	299,592
State of Texas GO BAB
5.52%, 04/01/39	575	751,605
Series A, 4.68%, 04/01/40	200	234,446
Texas Transportation Commission State Highway Fund RB BAB Series B, 5.18%, 04/01/30	825	996,394
University of Texas System (The) RB BAB Series B, 6.28%, 08/15/41 (Call 08/15/19)	370	396,126

		5,643,089
Washington — 0.1%
Central Puget Sound Regional Transit Authority RB BAB 5.49%, 11/01/39	150	187,236
State of Washington GO BAB Series F, 5.14%, 08/01/40	350	438,648

		625,884

Total Municipal Debt Obligations — 6.3% (Cost: $48,096,543)		49,754,898

Short-Term Investments

Money Market Funds — 9.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(g)(h)(i)	68,351	68,364,553
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(g)(h)	6,919	6,918,525

Total Short-Term Investments — 9.5% (Cost: $75,271,369)		75,283,078

Total Investments in Securities — 107.6% (Cost: $833,472,317)		850,988,546
Other Assets, Less Liabilities — (7.6)%		(59,883,606)

Net Assets — 100.0%		$791,104,940

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Investments are denominated in U.S. dollars.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

19

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® 10+ Year Credit Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/17 (000)	Net Activity (000)	Shares Held at 11/30/17 (000)	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	66,179	2,172	68,351	$68,364,553	$—	(a)	$361	$(13,628)
BlackRock Cash Funds: Treasury, SL Agency Shares	11,390	(4,471)	6,919	6,918,525	45,926		—	—

				$75,283,078	$45,926		$361	$(13,628)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$684,863,685	$—	$684,863,685
Foreign Government Obligations	—	41,086,885	—	41,086,885
Municipal Debt Obligations	—	49,754,898	—	49,754,898
Money Market Funds	75,283,078	—	—	75,283,078

	$75,283,078	$775,705,468	$—	$850,988,546

Portfolio Abbreviations — Fixed Income

BAB	Build America Bond
GO	General Obligation
GOL	General Obligation Limited
LIBOR	London Interbank Offered Rate
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bond

20

Schedule of Investments (unaudited) November 30, 2017	iShares® 1-3 Year Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes

Advertising — 0.2%
Omnicom Group Inc.
4.45%, 08/15/20(a)	$10,660	$11,211,442
6.25%, 07/15/19(a)	13,835	14,687,097

		25,898,539
Aerospace & Defense — 1.4%
Boeing Capital Corp. 4.70%, 10/27/19	5,250	5,504,782
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)(a)	10,000	9,875,100
4.88%, 02/15/20(a)	9,409	9,964,131
6.00%, 03/15/19	7,080	7,435,912
Harris Corp. 2.70%, 04/27/20 (Call 03/27/20)(a)	13,605	13,678,739
L3 Technologies Inc.
4.75%, 07/15/20	10,897	11,509,956
5.20%, 10/15/19(a)	6,065	6,380,986
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	11,005	11,053,972
4.25%, 11/15/19(a)	11,935	12,415,742
Northrop Grumman Corp.
2.08%, 10/15/20	4,510	4,475,499
5.05%, 08/01/19	1,197	1,254,564
Raytheon Co.
3.13%, 10/15/20	17,037	17,475,362
4.40%, 02/15/20(a)	5,160	5,410,002
Rockwell Collins Inc. 1.95%, 07/15/19	2,910	2,899,204
United Technologies Corp.
1.50%, 11/01/19	15,955	15,764,019
1.90%, 05/04/20(a)	19,245	19,091,425
4.50%, 04/15/20(a)	16,350	17,185,648

		171,375,043
Agriculture — 1.4%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)(a)	20,490	20,654,740
9.25%, 08/06/19	8,851	9,871,520
BAT Capital Corp. 2.30%, 08/14/20(b)	17,045	16,947,673
Bunge Ltd. Finance Corp.
3.50%, 11/24/20 (Call 10/24/20)(a)	4,480	4,560,640
8.50%, 06/15/19	9,640	10,500,659
Philip Morris International Inc.
1.38%, 02/25/19	13,200	13,096,908
1.63%, 02/21/19	4,717	4,694,217
1.88%, 01/15/19(a)	2,652	2,648,791
1.88%, 11/01/19	7,500	7,463,925
2.00%, 02/21/20	12,500	12,426,375
4.50%, 03/26/20(a)	10,844	11,375,248
Reynolds American Inc.
3.25%, 06/12/20	21,999	22,401,362
6.88%, 05/01/20	14,835	16,323,395
8.13%, 06/23/19	9,175	9,972,307

		162,937,760
Airlines — 0.2%
Continental Airlines Inc. Pass Through Trust Series 2009-2, Class A, 7.25%, 11/10/19	945	1,026,039
Delta Air Lines Inc. 2.88%, 03/13/20(a)	13,840	13,940,202
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)(a)	7,891	7,942,686
2.75%, 11/06/19 (Call 10/06/19)	4,940	4,988,412

		27,897,339

Security	Par (000)	Value
Auto Manufacturers — 3.1%
American Honda Finance Corp.
1.20%, 07/12/19(a)	$11,275	$11,115,120
1.70%, 02/22/19	13,590	13,536,184
1.95%, 07/20/20	4,510	4,475,318
2.00%, 11/13/19	7,500	7,486,350
2.00%, 02/14/20	6,590	6,567,265
2.15%, 03/13/20	400	399,492
2.25%, 08/15/19	14,178	14,212,027
2.45%, 09/24/20	10,055	10,096,427
Ford Motor Credit Co. LLC
1.90%, 08/12/19	1,200	1,189,272
2.02%, 05/03/19	6,850	6,816,298
2.26%, 03/28/19	2,145	2,142,555
2.34%, 11/02/20	12,000	11,897,400
2.38%, 03/12/19(a)	7,300	7,303,431
2.43%, 06/12/20	13,450	13,404,404
2.46%, 03/27/20(a)	10,750	10,725,597
2.60%, 11/04/19(a)	14,281	14,332,412
2.68%, 01/09/20	17,060	17,114,421
3.16%, 08/04/20	12,700	12,877,165
8.13%, 01/15/20	7,230	8,048,581
General Motors Financial Co. Inc.
2.35%, 10/04/19	17,874	17,835,213
2.40%, 05/09/19(a)	3,232	3,232,517
2.45%, 11/06/20	10,000	9,930,500
2.65%, 04/13/20	15,320	15,340,529
3.10%, 01/15/19	10,055	10,143,082
3.15%, 01/15/20 (Call 12/15/19)(a)	11,921	12,068,344
3.20%, 07/13/20 (Call 06/13/20)(a)	10,438	10,588,829
3.50%, 07/10/19	450	457,299
PACCAR Financial Corp.
1.20%, 08/12/19	2,645	2,606,753
1.30%, 05/10/19	3,400	3,366,136
1.65%, 02/25/19(a)	3,551	3,536,654
1.95%, 02/27/20	1,175	1,169,865
Toyota Motor Credit Corp.
1.40%, 05/20/19	12,240	12,129,962
1.55%, 10/18/19(a)	14,805	14,669,238
1.70%, 01/09/19	7,650	7,630,187
1.70%, 02/19/19	14,325	14,276,152
1.95%, 04/17/20	13,150	13,079,647
2.10%, 01/17/19	3,590	3,594,344
2.13%, 07/18/19	11,517	11,526,789
2.15%, 03/12/20(a)	20,150	20,135,492
4.50%, 06/17/20	3,564	3,760,947

		364,818,198
Auto Parts & Equipment — 0.1%
Delphi Automotive PLC 3.15%, 11/19/20 (Call 10/19/20)	5,675	5,777,037

Banks — 30.7%
Australia & New Zealand Banking Group Ltd. 2.13%, 08/19/20	9,475	9,409,338
Australia & New Zealand Banking Group Ltd./New York NY
1.60%, 07/15/19(a)	12,400	12,292,988
2.05%, 09/23/19(a)	12,750	12,714,683
2.25%, 06/13/19	3,300	3,305,313
2.25%, 11/09/20	8,000	7,963,040
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/20(a)	11,795	11,941,022

21

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® 1-3 Year Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
Bank of America Corp.
2.37%, 07/21/21 (Call 07/21/20), (3 mo. LIBOR US + 0.660%)(c)	$225	$224,210
2.63%, 10/19/20	27,225	27,342,612
5.63%, 07/01/20	50,250	54,224,272
7.63%, 06/01/19	24,760	26,655,130
Series L, 2.25%, 04/21/20(a)	32,264	32,151,076
Series L, 2.60%, 01/15/19(a)	29,930	30,093,717
Series L, 2.65%, 04/01/19(a)	32,550	32,763,528
Bank of America N.A. 2.05%, 12/07/18	8,620	8,634,395
Bank of Montreal
1.50%, 07/18/19	9,745	9,652,910
1.75%, 09/11/19(a)	4,000	3,971,440
2.10%, 12/12/19(a)	7,635	7,618,661
2.10%, 06/15/20(a)	20,050	19,957,369
2.38%, 01/25/19 (Call 12/25/18)	7,400	7,420,054
Bank of New York Mellon Corp. (The)
2.20%, 05/15/19 (Call 04/15/19)	9,716	9,729,505
2.30%, 09/11/19 (Call 08/11/19)	10,762	10,790,519
2.45%, 11/27/20 (Call 10/27/20)	14,744	14,810,495
2.60%, 08/17/20 (Call 07/17/20)(a)	19,033	19,204,297
4.60%, 01/15/20	258	270,567
Series G, 2.15%, 02/24/20 (Call 01/24/20)	5,000	4,989,500
Bank of Nova Scotia (The)
1.65%, 06/14/19(a)	13,601	13,507,425
1.95%, 01/15/19	13,775	13,764,393
2.05%, 06/05/19	10,245	10,230,657
2.15%, 07/14/20(a)	10,025	9,986,905
2.35%, 10/21/20	10,255	10,240,540
Barclays Bank PLC 5.14%, 10/14/20	10,589	11,226,352
Barclays PLC
2.75%, 11/08/19	26,429	26,552,952
2.88%, 06/08/20(a)	16,395	16,475,172
BB&T Corp.
2.15%, 02/01/21 (Call 01/01/21)	2,500	2,479,075
2.25%, 02/01/19 (Call 01/02/19)	1,975	1,979,898
2.45%, 01/15/20 (Call 12/15/19)(a)	17,949	18,038,207
2.63%, 06/29/20 (Call 05/29/20)	18,071	18,228,037
6.85%, 04/30/19	1,388	1,476,610
BNP Paribas SA
2.38%, 05/21/20	22,715	22,760,657
2.40%, 12/12/18	7,700	7,733,418
2.45%, 03/17/19	3,931	3,949,436
BPCE SA
2.25%, 01/27/20	4,750	4,750,950
2.50%, 12/10/18	7,750	7,782,860
2.50%, 07/15/19(a)	13,300	13,355,461
Branch Banking & Trust Co.
1.45%, 05/10/19 (Call 04/10/19)(a)	19,625	19,447,982
2.10%, 01/15/20 (Call 12/15/19)	16,000	15,973,440
Canadian Imperial Bank of Commerce
1.60%, 09/06/19(a)	14,650	14,503,940
2.10%, 10/05/20	10,000	9,919,100
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	1,042	1,044,668
2.50%, 05/12/20 (Call 04/12/20)(a)	15,210	15,204,220
Capital One N.A./Mclean VA
1.85%, 09/13/19 (Call 08/13/19)	10,500	10,397,310
2.35%, 01/31/20 (Call 12/31/19)	10,250	10,222,838
2.40%, 09/05/19 (Call 08/05/19)	37,000	37,001,480

Security	Par (000)	Value
Banks (continued)
Citibank N.A.
1.85%, 09/18/19 (Call 08/18/19)	$15,600	$15,510,144
2.00%, 03/20/19 (Call 02/20/19)	15,360	15,345,869
2.10%, 06/12/20 (Call 05/12/20)	27,250	27,067,425
2.13%, 10/20/20 (Call 09/20/20)(a)	25,550	25,350,454
Citigroup Inc.
2.05%, 12/07/18(a)	9,979	9,978,301
2.05%, 06/07/19(a)	13,825	13,783,663
2.40%, 02/18/20(a)	15,737	15,708,516
2.45%, 01/10/20 (Call 12/10/19)	18,059	18,072,002
2.50%, 07/29/19	13,807	13,853,806
2.55%, 04/08/19(a)	11,190	11,244,719
2.65%, 10/26/20	23,000	23,082,800
5.38%, 08/09/20(a)	10,415	11,216,434
8.50%, 05/22/19	808	879,508
Citizens Bank N.A./Providence RI
2.20%, 05/26/20 (Call 04/26/20)	8,165	8,112,581
2.25%, 03/02/20 (Call 02/03/20)	5,035	5,016,572
2.25%, 10/30/20 (Call 09/30/20)	12,000	11,913,480
2.30%, 12/03/18 (Call 11/03/18)	8,670	8,687,947
2.45%, 12/04/19 (Call 11/04/19)	5,500	5,504,675
2.50%, 03/14/19 (Call 02/14/19)(a)	9,970	10,002,103
Commonwealth Bank of Australia/New York NY
2.05%, 03/15/19	12,250	12,238,363
2.30%, 09/06/19	16,520	16,551,388
2.30%, 03/12/20	6,250	6,247,563
Compass Bank 2.75%, 09/29/19 (Call 08/29/19)	2,250	2,262,510
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19	8,900	8,789,551
2.25%, 01/14/20	11,460	11,470,199
Credit Suisse AG/New York NY
2.30%, 05/28/19	28,612	28,676,091
4.38%, 08/05/20(a)	10,695	11,232,959
5.30%, 08/13/19(a)	9,152	9,615,000
5.40%, 01/14/20	8,755	9,257,712
Credit Suisse Group Funding Guernsey Ltd. 2.75%, 03/26/20	22,365	22,474,365
Deutsche Bank AG
2.85%, 05/10/19(a)	15,850	15,921,166
2.95%, 08/20/20	9,471	9,503,296
Deutsche Bank AG/London 2.50%, 02/13/19(a)	18,700	18,718,139
Deutsche Bank AG/New York NY 2.70%, 07/13/20(a)	20,925	20,875,826
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)	13,675	13,855,920
3.20%, 08/09/21 (Call 07/09/21)(a)	5,000	5,077,400
Fifth Third Bancorp. 2.30%, 03/01/19 (Call 01/30/19)	10,445	10,461,190
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	8,530	8,441,032
2.20%, 10/30/20 (Call 09/30/20)	5,065	5,035,927
2.30%, 03/15/19 (Call 02/15/19)	12,127	12,167,140
2.38%, 04/25/19 (Call 03/25/19)(a)	11,495	11,535,692
First Horizon National Corp. 3.50%, 12/15/20 (Call 11/15/20)	1,400	1,432,634
First Tennessee Bank N.A. 2.95%, 12/01/19 (Call 11/01/19)	5,000	5,033,650
Goldman Sachs Group Inc. (The)
1.95%, 07/23/19(a)	3,755	3,734,873
2.00%, 04/25/19 (Call 03/25/19)	3,345	3,335,300
2.30%, 12/13/19 (Call 11/13/19)	15,385	15,362,999
2.55%, 10/23/19(a)	27,352	27,460,587

22

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® 1-3 Year Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
Goldman Sachs Group Inc. (The) (continued)
2.60%, 04/23/20 (Call 03/23/20)(a)	$22,462	$22,516,807
2.60%, 12/27/20 (Call 12/27/19)	20,000	20,047,600
2.63%, 01/31/19	11,600	11,671,340
2.75%, 09/15/20 (Call 08/15/20)	7,150	7,184,320
5.38%, 03/15/20(a)	38,723	41,171,843
6.00%, 06/15/20(a)	29,251	31,716,274
7.50%, 02/15/19(a)	22,067	23,426,769
HSBC Bank USA N.A. 4.88%, 08/24/20	10,000	10,606,800
HSBC USA Inc.
2.25%, 06/23/19	5,300	5,307,420
2.35%, 03/05/20(a)	38,346	38,369,391
2.38%, 11/13/19	500	501,315
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)(a)	6,100	6,100,549
2.38%, 03/10/20 (Call 02/10/20)	8,525	8,531,053
Industrial & Commercial Bank of China Ltd./New York 3.23%, 11/13/19	300	303,198
Intesa Sanpaolo SpA 3.88%, 01/15/19	3,055	3,102,933
JPMorgan Chase & Co.
1.85%, 03/22/19 (Call 02/22/19)(a)	19,275	19,211,200
2.20%, 10/22/19	24,036	24,042,249
2.25%, 01/23/20 (Call 12/23/19)	44,013	43,991,874
2.35%, 01/28/19	1,250	1,254,163
2.55%, 10/29/20 (Call 09/29/20)(a)	30,065	30,192,776
2.75%, 06/23/20 (Call 05/23/20)	41,619	42,005,641
4.25%, 10/15/20(a)	16,761	17,586,144
4.40%, 07/22/20(a)	18,050	18,953,583
4.95%, 03/25/20(a)	19,979	21,145,374
6.30%, 04/23/19	15,516	16,385,051
JPMorgan Chase Bank N.A. 1.65%, 09/23/19 (Call 08/23/19)	14,253	14,145,247
KeyBank N.A./Cleveland OH
1.60%, 08/22/19	5,165	5,115,054
2.25%, 03/16/20	10,000	9,987,700
2.35%, 03/08/19(a)	16,500	16,548,345
2.50%, 12/15/19	12,190	12,247,293
2.50%, 11/22/21(a)	5,000	4,987,500
KeyCorp 2.30%, 12/13/18 (Call 11/13/18)	7,711	7,725,651
KfW
1.00%, 07/15/19	20,660	20,361,876
1.25%, 09/30/19(a)	52,356	51,710,451
1.50%, 02/06/19	57,075	56,851,266
1.50%, 09/09/19(a)	36,320	36,044,331
1.50%, 04/20/20	56,295	55,623,964
1.63%, 05/29/20	59,985	59,400,146
1.75%, 10/15/19	15,000	14,946,450
1.75%, 03/31/20	45,150	44,889,033
1.88%, 04/01/19	40,405	40,410,253
1.88%, 06/30/20	37,180	37,026,075
2.75%, 09/08/20	50,000	50,932,000
4.00%, 01/27/20	37,245	38,815,622
4.88%, 06/17/19	37,850	39,543,409
Korea Development Bank (The)
1.38%, 09/12/19	350	342,766
2.50%, 03/11/20	5,200	5,170,828
3.00%, 03/17/19	8,695	8,752,996
Landwirtschaftliche Rentenbank
1.38%, 10/23/19	350	346,297
1.75%, 04/15/19	16,155	16,128,344
Lloyds Bank PLC 2.70%, 08/17/20	13,115	13,209,821

Security	Par (000)	Value
Banks (continued)
Manufacturers & Traders Trust Co.
2.05%, 08/17/20 (Call 07/17/20)	$5,545	$5,509,678
2.10%, 02/06/20 (Call 01/06/20)	15,645	15,598,691
2.25%, 07/25/19 (Call 06/25/19)	18,675	18,722,061
2.30%, 01/30/19 (Call 12/30/18)	300	300,663
Morgan Stanley
2.20%, 12/07/18(a)	4,676	4,682,500
2.38%, 07/23/19	10,325	10,340,281
2.45%, 02/01/19	19,935	19,996,599
2.50%, 01/24/19(a)	20,500	20,579,130
2.65%, 01/27/20(a)	37,756	37,986,312
2.80%, 06/16/20	29,725	29,987,174
5.50%, 01/26/20(a)	31,372	33,357,534
5.50%, 07/24/20	625	671,831
5.63%, 09/23/19	32,557	34,412,098
7.30%, 05/13/19	27,425	29,348,589
MUFG Americas Holdings Corp. 2.25%, 02/10/20 (Call 01/10/20)	3,223	3,210,978
MUFG Union Bank N.A. 2.25%, 05/06/19 (Call 04/06/19)	4,365	4,364,607
National Australia Bank Ltd./New York
1.38%, 07/12/19	2,350	2,319,685
2.13%, 05/22/20(a)	10,695	10,641,846
2.25%, 01/10/20	15,250	15,242,832
2.63%, 07/23/20	14,330	14,430,023
National Bank of Canada
2.10%, 12/14/18(a)	7,000	7,001,540
2.15%, 06/12/20 (Call 05/12/20)(a)	15,000	14,931,450
2.20%, 11/02/20 (Call 10/02/20)	15,000	14,902,800
Oesterreichische Kontrollbank AG
1.13%, 04/26/19	26,220	25,924,763
1.38%, 02/10/20	1,807	1,782,262
1.63%, 03/12/19	350	348,807
1.75%, 01/24/20	23,570	23,445,550
PNC Bank N.A.
1.45%, 07/29/19 (Call 06/29/19)(d)	6,800	6,721,936
1.95%, 03/04/19 (Call 02/02/19)(d)	9,900	9,887,130
2.00%, 05/19/20 (Call 04/19/20)(d)	18,095	17,958,021
2.20%, 01/28/19 (Call 12/29/18)(a)(d)	10,600	10,611,554
2.25%, 07/02/19 (Call 06/02/19)(d)	11,500	11,519,090
2.30%, 06/01/20 (Call 05/02/20)(d)	23,596	23,615,349
2.40%, 10/18/19 (Call 09/18/19)(a)(d)	13,250	13,293,990
2.45%, 11/05/20 (Call 10/06/20)(d)	4,000	4,012,400
2.60%, 07/21/20 (Call 06/21/20)(d)	5,000	5,034,050
PNC Financial Services Group Inc. (The)
4.38%, 08/11/20(d)	5,000	5,257,900
5.13%, 02/08/20(d)	5,025	5,323,837
6.70%, 06/10/19(d)	1,730	1,844,163
6.88%, 05/15/19(d)	500	532,690
Royal Bank of Canada
1.50%, 07/29/19	11,077	10,956,704
1.63%, 04/15/19(a)	15,814	15,715,795
2.00%, 12/10/18(a)	7,847	7,850,531
2.13%, 03/02/20(a)	12,292	12,262,745
2.15%, 03/15/19(a)	12,526	12,529,006
2.15%, 03/06/20	16,660	16,618,183
2.15%, 10/26/20	15,300	15,214,167
2.35%, 10/30/20	8,000	8,000,160
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	21,705	21,738,426
2.70%, 05/24/19 (Call 04/24/19)	11,290	11,330,757

23

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® 1-3 Year Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
Santander UK Group Holdings PLC 2.88%, 10/16/20	$1,027	$1,032,649
Santander UK PLC
2.35%, 09/10/19	2,409	2,412,421
2.38%, 03/16/20	12,313	12,334,055
2.50%, 03/14/19	14,483	14,550,491
Skandinaviska Enskilda Banken AB
1.50%, 09/13/19(a)	10,000	9,878,900
2.30%, 03/11/20	10,000	10,000,000
State Street Corp.
1.95%, 05/19/21	6,160	6,081,152
2.55%, 08/18/20(a)	16,744	16,917,468
Sumitomo Mitsui Banking Corp.
2.09%, 10/18/19	15,000	14,946,900
2.45%, 01/16/20	11,611	11,634,454
2.65%, 07/23/20(a)	3,050	3,074,614
SunTrust Bank/Atlanta GA 2.25%, 01/31/20 (Call 12/31/19)	5,520	5,521,822
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	10,026	10,072,120
2.90%, 03/03/21 (Call 02/03/21)	4,875	4,932,038
Svenska Handelsbanken AB
1.50%, 09/06/19	15,000	14,833,950
1.95%, 09/08/20	4,890	4,845,892
2.40%, 10/01/20	3,211	3,219,862
Toronto-Dominion Bank (The)
1.45%, 08/13/19	11,900	11,767,553
1.85%, 09/11/20	10,210	10,095,648
1.90%, 10/24/19	10,200	10,152,264
1.95%, 01/22/19	13,510	13,498,111
2.13%, 07/02/19(a)	13,125	13,129,856
2.25%, 11/05/19	14,515	14,544,611
2.50%, 12/14/20	5,000	5,024,300
U.S. Bancorp. 2.20%, 04/25/19 (Call 03/25/19)(a)	7,408	7,427,928
U.S. Bank N.A./Cincinnati OH
1.40%, 04/26/19 (Call 03/26/19)	28,000	27,763,120
2.00%, 01/24/20 (Call 12/24/19)	2,556	2,547,105
2.13%, 10/28/19 (Call 09/28/19)	24,465	24,477,966
UBS AG/London 2.45%, 12/01/20 (Call 11/01/20)(b)	12,755	12,749,005
UBS AG/Stamford CT
2.35%, 03/26/20	9,274	9,279,843
2.38%, 08/14/19	29,756	29,836,044
4.88%, 08/04/20(a)	9,005	9,578,619
Wells Fargo & Co.
2.13%, 04/22/19(a)	9,815	9,806,952
2.15%, 01/15/19	12,902	12,917,482
2.60%, 07/22/20	30,420	30,608,300
Series N, 2.15%, 01/30/20	24,093	24,024,576
Wells Fargo Bank N.A.
1.75%, 05/24/19	30,105	29,963,808
2.15%, 12/06/19	22,375	22,360,232
Westpac Banking Corp.
1.60%, 08/19/19	7,850	7,775,033
1.65%, 05/13/19(a)	12,565	12,483,956
2.15%, 03/06/20	19,150	19,106,338
2.25%, 01/17/19	1,385	1,388,241
2.30%, 05/26/20(a)	20,850	20,846,038
4.88%, 11/19/19(a)	15,222	15,985,840

		3,633,348,905
Beverages — 2.0%
Anheuser-Busch Companies LLC 5.00%, 03/01/19	5,370	5,560,957

Security	Par (000)	Value
Beverages (continued)
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19(a)	$13,915	$13,896,354
2.15%, 02/01/19(a)	16,482	16,514,470
Anheuser-Busch InBev Worldwide Inc.
5.00%, 04/15/20(a)	5,150	5,473,214
5.38%, 01/15/20(a)	18,890	20,107,649
6.88%, 11/15/19	11,407	12,408,535
7.75%, 01/15/19	6,124	6,500,687
Coca-Cola Co. (The)
1.38%, 05/30/19	18,050	17,918,054
1.88%, 10/27/20	23,647	23,477,451
2.45%, 11/01/20	8,304	8,380,729
3.15%, 11/15/20	1,002	1,032,200
Coca-Cola FEMSA SAB de CV 4.63%, 02/15/20(a)	5,000	5,252,950
Constellation Brands Inc. 3.88%, 11/15/19(a)	5,775	5,942,244
Diageo Capital PLC 4.83%, 07/15/20	1,150	1,224,877
Molson Coors Brewing Co.
1.45%, 07/15/19(a)	11,500	11,351,305
1.90%, 03/15/19(b)	2,075	2,067,488
2.25%, 03/15/20 (Call 02/15/20)(b)	10,170	10,128,100
PepsiCo Inc.
1.35%, 10/04/19(a)	9,770	9,662,921
1.50%, 02/22/19(a)	9,225	9,182,842
1.55%, 05/02/19	7,400	7,365,812
1.85%, 04/30/20 (Call 03/30/20)(a)	4,765	4,735,886
2.15%, 10/14/20 (Call 09/14/20)	10,375	10,368,879
2.25%, 01/07/19 (Call 12/07/18)	5,259	5,277,406
3.13%, 11/01/20	8,000	8,208,800
4.50%, 01/15/20	12,415	13,034,136

		235,073,946
Biotechnology — 1.4%
Amgen Inc.
1.90%, 05/10/19	9,000	8,969,940
2.13%, 05/01/20 (Call 04/01/20)	8,894	8,851,398
2.20%, 05/22/19 (Call 04/22/19)(a)	16,850	16,870,894
2.20%, 05/11/20(a)	17,635	17,576,275
3.45%, 10/01/20(a)	10,380	10,657,769
4.50%, 03/15/20(a)	775	811,363
5.70%, 02/01/19(a)	8,500	8,851,390
Baxalta Inc. 2.88%, 06/23/20 (Call 05/23/20)(a)	20,905	21,049,872
Biogen Inc. 2.90%, 09/15/20(a)	15,020	15,221,568
Celgene Corp.
2.25%, 05/15/19(a)	4,950	4,946,881
2.88%, 08/15/20	16,616	16,767,704
3.95%, 10/15/20	5,900	6,130,041
Gilead Sciences Inc.
1.85%, 09/20/19	3,940	3,924,004
2.05%, 04/01/19	325	325,120
2.55%, 09/01/20(a)	22,664	22,870,696

		163,824,915
Chemicals — 1.1%
Air Products & Chemicals Inc. 4.38%, 08/21/19	675	700,036
Dow Chemical Co. (The) 8.55%, 05/15/19	31,576	34,370,476
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	14,933	15,020,209
5.50%, 11/15/19	946	1,001,984
EI du Pont de Nemours & Co.
2.20%, 05/01/20	18,523	18,482,620
4.63%, 01/15/20(a)	6,180	6,488,382

24

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® 1-3 Year Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Chemicals (continued)
LyondellBasell Industries NV 5.00%, 04/15/19 (Call 01/15/19)	$5,095	$5,242,959
Monsanto Co. 2.13%, 07/15/19	8,993	8,966,021
Potash Corp. of Saskatchewan Inc. 6.50%, 05/15/19	4,725	4,987,568
PPG Industries Inc. 2.30%, 11/15/19 (Call 10/15/19)	1,900	1,901,007
Praxair Inc.
2.25%, 09/24/20(a)	5,000	5,000,150
4.50%, 08/15/19	3,980	4,144,653
Sherwin-Williams Co. (The) 2.25%, 05/15/20	25,815	25,689,797

		131,995,862
Commercial Services — 0.2%
Ecolab Inc.
2.00%, 01/14/19	4,056	4,053,445
2.25%, 01/12/20	7,865	7,859,180
Moody’s Corp.
2.75%, 07/15/19 (Call 06/15/19)	3,324	3,348,331
5.50%, 09/01/20	3,245	3,501,874

		18,762,830
Computers — 2.2%
Apple Inc.
1.10%, 08/02/19	10,785	10,636,706
1.50%, 09/12/19(a)	7,500	7,440,600
1.55%, 02/08/19	8,800	8,768,144
1.55%, 02/07/20(a)	20,198	19,970,571
1.70%, 02/22/19(a)	9,405	9,385,344
1.80%, 05/11/20(a)	21,850	21,677,166
1.90%, 02/07/20(a)	10,950	10,906,528
2.00%, 05/06/20(a)	20,252	20,189,219
2.00%, 11/13/20	5,000	4,971,850
2.10%, 05/06/19(a)	10,100	10,125,452
Dell International LLC/EMC Corp. 3.48%, 06/01/19(b)	27,636	27,977,305
DXC Technology Co. 2.88%, 03/27/20	560	563,170
Hewlett Packard Enterprise Co. 3.60%, 10/15/20 (Call 09/15/20)	48,680	49,841,505
IBM Credit LLC 1.63%, 09/06/19	6,025	5,982,885
International Business Machines Corp.
1.63%, 05/15/20(a)	21,742	21,484,792
1.80%, 05/17/19	8,485	8,461,836
1.88%, 05/15/19	4,425	4,418,672
1.90%, 01/27/20	8,450	8,412,228
1.95%, 02/12/19(a)	6,750	6,752,903

		257,966,876
Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
1.50%, 11/01/18(a)	500	499,105
1.75%, 03/15/19(a)	250	249,673
Estee Lauder Companies Inc. (The) 1.80%, 02/07/20	13,265	13,180,237
Procter & Gamble Co. (The)
1.75%, 10/25/19(a)	7,500	7,475,850
1.90%, 11/01/19	13,123	13,112,239
1.90%, 10/23/20	7,650	7,610,526
Unilever Capital Corp.
1.80%, 05/05/20(a)	11,735	11,649,921
2.20%, 03/06/19	10,035	10,063,098
4.80%, 02/15/19	250	258,100

		64,098,749

Security	Par (000)	Value
Diversified Financial Services — 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.75%, 05/15/19(a)	$14,750	$15,011,812
4.63%, 10/30/20	3,340	3,513,212
Air Lease Corp.
2.13%, 01/15/20	3,765	3,743,502
3.38%, 01/15/19 (Call 12/15/18)	4,125	4,173,634
3.38%, 06/01/21 (Call 05/01/21)	5,675	5,805,185
American Express Co.
2.20%, 10/30/20 (Call 09/29/20)	20,000	19,868,000
8.13%, 05/20/19(a)	250	271,205
American Express Credit Corp.
1.70%, 10/30/19 (Call 09/30/19)	21,075	20,890,594
1.88%, 05/03/19 (Call 04/03/19)	6,190	6,169,202
2.13%, 03/18/19	10,800	10,805,076
2.20%, 03/03/20 (Call 02/01/20)	14,491	14,467,814
2.25%, 08/15/19	16,965	16,994,349
2.38%, 05/26/20 (Call 04/25/20)(a)	30,654	30,689,559
Series F, 2.60%, 09/14/20 (Call 08/14/20)(a)	13,791	13,882,986
Ameriprise Financial Inc.
5.30%, 03/15/20(a)	6,000	6,382,380
7.30%, 06/28/19	1,975	2,125,554
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	6,835	6,834,932
2.30%, 06/05/19 (Call 05/05/19)	7,300	7,289,999
8.80%, 07/15/19	500	548,670
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/20	75,000	74,725,500
Intercontinental Exchange Inc. 2.75%, 12/01/20 (Call 11/01/20)	2,485	2,515,640
International Lease Finance Corp.
5.88%, 04/01/19	7,280	7,603,887
6.25%, 05/15/19	12,925	13,601,236
Jefferies Group LLC 8.50%, 07/15/19	2,290	2,503,611
Mastercard Inc. 2.00%, 04/01/19	2,700	2,703,267
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	5,850	5,783,135
1.65%, 02/08/19	10,700	10,653,027
2.15%, 02/01/19 (Call 01/01/19)	9,978	9,987,778
2.30%, 11/15/19 (Call 10/15/19)	10,100	10,133,027
2.30%, 11/01/20 (Call 10/01/20)	5,500	5,506,600
10.38%, 11/01/18	163	175,188
Nomura Holdings Inc.
2.75%, 03/19/19	650	653,328
6.70%, 03/04/20	5,100	5,549,514
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)	9,240	9,270,584
2.70%, 02/03/20 (Call 01/03/20)	9,071	9,090,775
3.00%, 08/15/19 (Call 07/15/19)	15,776	15,931,867
TD Ameritrade Holding Corp. 5.60%, 12/01/19	500	532,010

		376,387,639
Electric — 3.4%
Ameren Corp. 2.70%, 11/15/20 (Call 10/15/20)	8,340	8,389,623
American Electric Power Co. Inc. 2.15%, 11/13/20	10,710	10,658,913
CMS Energy Corp. 8.75%, 06/15/19	8,253	9,030,185
Commonwealth Edison Co. 2.15%, 01/15/19 (Call 12/15/18)(a)	1,300	1,300,793
Connecticut Light & Power Co. (The) Series 09-A, 5.50%, 02/01/19	1,000	1,037,490

25

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® 1-3 Year Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
Consolidated Edison Inc.
2.00%, 03/15/20	$6,585	$6,547,465
2.00%, 05/15/21 (Call 04/15/21)	9,990	9,840,150
Consumers Energy Co.
6.13%, 03/15/19	4,160	4,366,253
6.70%, 09/15/19	670	721,188
Dominion Energy Inc.
1.88%, 01/15/19(a)	3,800	3,783,812
2.50%, 12/01/19 (Call 11/01/19)	5,683	5,691,297
2.58%, 07/01/20	14,395	14,399,894
2.96%, 07/01/19(e)	4,800	4,841,280
Series B, 1.60%, 08/15/19	10,664	10,553,414
DTE Energy Co. 1.50%, 10/01/19	7,189	7,081,381
Duke Energy Carolinas LLC 4.30%, 06/15/20(a)	500	524,940
Duke Energy Corp. 5.05%, 09/15/19	8,490	8,904,227
Duke Energy Florida LLC 1.85%, 01/15/20(a)	6,800	6,739,276
Duke Energy Indiana LLC 3.75%, 07/15/20(a)	3,085	3,193,499
Duke Energy Ohio Inc. 5.45%, 04/01/19(a)	5,275	5,498,871
Duke Energy Progress LLC 5.30%, 01/15/19	9,000	9,328,950
Edison International 2.13%, 04/15/20	10,050	10,006,483
Emera U.S. Finance LP 2.15%, 06/15/19	10,515	10,464,423
Entergy Corp. 5.13%, 09/15/20 (Call 06/15/20)	2,313	2,445,651
Eversource Energy
2.50%, 03/15/21 (Call 02/15/21)	2,550	2,539,519
4.50%, 11/15/19	3,020	3,141,223
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)(a)	14,447	14,597,827
5.15%, 12/01/20 (Call 09/01/20)(a)	10,000	10,685,100
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)(a)	12,636	12,769,057
5.20%, 10/01/19(a)	8,745	9,180,326
Georgia Power Co.
1.95%, 12/01/18	3,243	3,241,735
2.00%, 03/30/20	5,000	4,981,000
2.00%, 09/08/20	3,905	3,881,179
Indiana Michigan Power Co. 7.00%, 03/15/19	110	116,463
Kansas City Power & Light Co. 7.15%, 04/01/19	2,047	2,175,920
Kentucky Utilities Co. 3.25%, 11/01/20 (Call 08/01/20)	5,639	5,780,257
LG&E & KU Energy LLC 3.75%, 11/15/20 (Call 08/15/20).	1,470	1,519,392
MidAmerican Energy Co. 2.40%, 03/15/19 (Call 02/15/19)	6,775	6,806,978
Nevada Power Co. 7.13%, 03/15/19	5,965	6,328,209
NextEra Energy Capital Holdings Inc.
2.30%, 04/01/19	7,290	7,295,395
2.40%, 09/15/19 (Call 08/15/19)	4,525	4,534,683
2.70%, 09/15/19 (Call 08/15/19)	12,025	12,111,700
6.00%, 03/01/19	2,857	2,982,165
Northern States Power Co./MN 2.20%, 08/15/20 (Call 07/15/20)	3,945	3,942,909
NV Energy Inc. 6.25%, 11/15/20	8,397	9,242,074
Oglethorpe Power Corp. 6.10%, 03/15/19(a)	3,740	3,904,410
Pacific Gas & Electric Co. 3.50%, 10/01/20 (Call 07/01/20)(a)	12,017	12,344,223
PacifiCorp 5.50%, 01/15/19	500	518,820
PG&E Corp. 2.40%, 03/01/19 (Call 02/01/19)(a)	7,655	7,668,167
Pinnacle West Capital Corp. 2.25%, 11/30/20	5,000	4,989,050
Progress Energy Inc. 7.05%, 03/15/19	4,578	4,853,596
PSEG Power LLC 5.13%, 04/15/20(a)	1,601	1,697,572
Public Service Co. of Colorado 5.13%, 06/01/19	10,083	10,522,115

Security	Par (000)	Value
Electric (continued)
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	$1,735	$1,711,578
2.00%, 08/15/19 (Call 07/15/19)	4,950	4,939,704
Series I, 1.80%, 06/01/19(Call 05/01/19)	1,000	996,090
Public Service Enterprise Group Inc. 1.60%, 11/15/19	7,290	7,174,308
Southern Co. (The)
1.85%, 07/01/19	8,400	8,357,496
2.15%, 09/01/19 (Call 08/01/19)(a)	8,640	8,626,435
Southern Power Co. 1.95%, 12/15/19	11,960	11,860,971
TECO Finance Inc. 5.15%, 03/15/20	5,295	5,586,384
Union Electric Co. 6.70%, 02/01/19	2,515	2,642,385
Virginia Electric & Power Co. 5.00%, 06/30/19	1,910	1,988,635
WEC Energy Group Inc. 2.45%, 06/15/20 (Call 05/15/20)	6,580	6,595,595
Xcel Energy Inc. 4.70%, 05/15/20 (Call 11/15/19)	12,117	12,672,928

		402,853,031
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
4.25%, 11/15/20	5,000	5,270,600
4.88%, 10/15/19	50	52,448

		5,323,048
Electronics — 0.4%
Amphenol Corp.
2.20%, 04/01/20	3,840	3,821,914
2.55%, 01/30/19 (Call 12/30/18)(a)	3,484	3,503,023
Flex Ltd. 4.63%, 02/15/20	5,000	5,196,650
Fortive Corp. 1.80%, 06/15/19	3,690	3,660,332
Honeywell International Inc.
1.40%, 10/30/19	24,025	23,745,349
1.80%, 10/30/19	3,060	3,048,066
Tyco Electronics Group SA 2.38%, 12/17/18 (Call 11/17/18)	2,625	2,631,221

		45,606,555
Environmental Control — 0.2%
Republic Services Inc.
5.00%, 03/01/20(a)	5,155	5,446,824
5.50%, 09/15/19	11,553	12,192,690
Waste Management Inc. 4.75%, 06/30/20	3,423	3,638,957

		21,278,471
Food — 1.4%
General Mills Inc.
2.20%, 10/21/19(a)	9,000	8,994,870
5.65%, 02/15/19(a)	13,660	14,224,431
JM Smucker Co. (The) 2.50%, 03/15/20(a)	15,875	15,928,657
Kellogg Co.
4.00%, 12/15/20	9,535	9,980,189
4.15%, 11/15/19	6,112	6,327,204
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	20,980	21,124,552
5.38%, 02/10/20	13,409	14,248,537
Kroger Co. (The)
1.50%, 09/30/19	5,750	5,674,388
2.00%, 01/15/19	9,247	9,232,945
2.30%, 01/15/19 (Call 12/15/18)	2,265	2,268,579
6.15%, 01/15/20	7,560	8,131,309
6.80%, 12/15/18	2,885	3,024,374
Mondelez International Inc. 5.38%, 02/10/20(a)	6,000	6,360,420
Sysco Corp.
1.90%, 04/01/19	10,280	10,251,422
2.60%, 10/01/20 (Call 09/01/20)(a)	16,440	16,537,160

26

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® 1-3 Year Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Food (continued)
Tyson Foods Inc. 2.65%, 08/15/19 (Call 07/15/19)	$11,687	$11,753,032

		164,062,069
Gas — 0.4%
Dominion Energy Gas Holdings LLC 2.50%, 12/15/19 (Call 11/15/19)	10,675	10,712,256
ONE Gas Inc. 2.07%, 02/01/19 (Call 01/01/19)	6,084	6,080,958
Sempra Energy
1.63%, 10/07/19	2,289	2,261,326
2.40%, 03/15/20 (Call 02/15/20)	12,314	12,322,989
2.85%, 11/15/20 (Call 10/15/20)	5,000	5,057,350
9.80%, 02/15/19	5,267	5,733,656

		42,168,535
Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc. 3.40%, 12/01/21 (Call 09/01/21)	2,500	2,574,225

Health Care – Products — 1.9%
Abbott Laboratories
2.00%, 03/15/20(a)	10,532	10,433,947
2.35%, 11/22/19(a)	32,884	32,918,199
2.80%, 09/15/20 (Call 08/15/20)(a)	4,900	4,937,191
5.13%, 04/01/19(a)	9,208	9,560,759
Becton Dickinson and Co.
2.13%, 06/06/19(a)	6,079	6,060,885
2.40%, 06/05/20	3,725	3,704,885
2.68%, 12/15/19(a)	16,014	16,092,789
3.25%, 11/12/20(a)	7,528	7,651,911
Boston Scientific Corp.
2.85%, 05/15/20	15,000	15,127,650
6.00%, 01/15/20	8,823	9,449,521
Danaher Corp. 2.40%, 09/15/20 (Call 08/15/20)	1,900	1,909,557
Medtronic Global Holdings SCA 1.70%, 03/28/19(a)	12,572	12,518,066
Medtronic Inc. 2.50%, 03/15/20	41,857	42,182,648
Stryker Corp. 2.00%, 03/08/19	15,115	15,093,234
Thermo Fisher Scientific Inc.
2.15%, 12/14/18(a)	5,020	5,027,580
2.40%, 02/01/19(a)	5,116	5,130,120
Zimmer Biomet Holdings Inc. 2.70%, 04/01/20 (Call 03/01/20)(a)	26,561	26,575,343

		224,374,285
Health Care – Services — 0.7%
Aetna Inc. 2.20%, 03/15/19 (Call 02/15/19)	1,970	1,968,089
Anthem Inc.
2.25%, 08/15/19	5,623	5,614,397
2.50%, 11/21/20	3,670	3,671,101
4.35%, 08/15/20	1,600	1,678,256
Humana Inc. 2.63%, 10/01/19	4,877	4,898,507
Laboratory Corp. of America Holdings 2.63%, 02/01/20(a)	1,580	1,586,241
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)(a)	5,526	5,528,321
2.70%, 04/01/19(a)	3,445	3,462,811
4.75%, 01/30/20(a)	7,184	7,524,952
UnitedHealth Group Inc.
1.63%, 03/15/19(a)	9,175	9,131,969
1.70%, 02/15/19(a)	8,620	8,591,468
1.95%, 10/15/20	4,725	4,683,184
2.30%, 12/15/19(a)	11,725	11,765,686
2.70%, 07/15/20(a)	11,965	12,106,785

		82,211,767

Security	Par (000)	Value
Holding Companies – Diversified — 0.1%
Ares Capital Corp.
3.63%, 01/19/22 (Call 12/19/21)(a)	$2,575	$2,590,939
3.88%, 01/15/20 (Call 12/15/19)	500	509,265
FS Investment Corp.
4.00%, 07/15/19(a)	5,000	5,066,300
4.25%, 01/15/20 (Call 12/15/19)	800	814,592
Prospect Capital Corp. 5.00%, 07/15/19(a)	5,250	5,372,745

		14,353,841
Home Builders — 0.1%
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)(a)	6,375	6,461,891
4.00%, 02/15/20	1,590	1,638,098

		8,099,989
Household Products & Wares — 0.1%
Kimberly-Clark Corp.
1.40%, 02/15/19(a)	9,309	9,245,606
1.90%, 05/22/19	4,880	4,869,264
7.50%, 11/01/18(a)	1,800	1,883,970

		15,998,840
Housewares — 0.1%
Newell Brands Inc.
2.60%, 03/29/19	2,478	2,487,119
4.70%, 08/15/20	3,770	3,972,374

		6,459,493
Insurance — 1.1%
Allstate Corp. (The) 7.45%, 05/16/19	455	487,464
American Financial Group Inc./OH 9.88%, 06/15/19(a)	4,570	5,068,815
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	15,887	15,895,738
3.30%, 03/01/21 (Call 02/01/21)(a)	665	679,557
6.40%, 12/15/20	5,000	5,560,200
AXIS Specialty Finance LLC 5.88%, 06/01/20	5,000	5,370,300
Berkshire Hathaway Finance Corp.
1.30%, 08/15/19(a)	5,255	5,195,671
1.70%, 03/15/19	23,831	23,774,759
Berkshire Hathaway Inc. 2.10%, 08/14/19	7,181	7,191,843
Chubb INA Holdings Inc. 5.90%, 06/15/19	2,101	2,221,702
Hartford Financial Services Group Inc. (The) 6.00%, 01/15/19(a)	400	416,128
Lincoln National Corp.
6.25%, 02/15/20	1,160	1,252,116
8.75%, 07/01/19(a)	6,180	6,778,286
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	4,291	4,302,929
2.35%, 03/06/20 (Call 02/06/20)	4,850	4,855,238
MetLife Inc. 7.72%, 02/15/19	11,536	12,296,107
Protective Life Corp. 7.38%, 10/15/19	2,250	2,452,365
Prudential Financial Inc.
2.35%, 08/15/19	5,597	5,620,395
5.38%, 06/21/20	4,815	5,176,029
7.38%, 06/15/19	9,412	10,140,583
Travelers Companies Inc. (The) 3.90%, 11/01/20	3,480	3,625,673
WR Berkley Corp. 5.38%, 09/15/20	1,000	1,067,780
XLIT Ltd. 2.30%, 12/15/18(a)	3,375	3,375,034

		132,804,712
Internet — 0.7%
Alibaba Group Holding Ltd. 2.50%, 11/28/19 (Call 10/28/19)	21,000	21,065,100

27

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® 1-3 Year Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Internet (continued)
Amazon.com Inc.
1.90%, 08/21/20(b)	$11,530	$11,452,864
2.60%, 12/05/19 (Call 11/05/19)(a)	14,775	14,936,195
Baidu Inc.
2.75%, 06/09/19(a)	7,025	7,042,633
3.00%, 06/30/20	5,000	5,033,450
eBay Inc.
2.15%, 06/05/20	2,395	2,379,552
2.20%, 08/01/19 (Call 07/01/19)(a)	21,020	21,007,178

		82,916,972
Iron & Steel — 0.0%
Vale Overseas Ltd. 4.63%, 09/15/20	5,000	5,301,000

Leisure Time — 0.0%
Royal Caribbean Cruises Ltd. 2.65%, 11/28/20	2,350	2,353,878

Lodging — 0.1%
Marriott International Inc./MD 3.00%, 03/01/19 (Call 12/01/18)	9,371	9,442,969

Machinery — 1.2%
Caterpillar Financial Services Corp.
1.35%, 05/18/19	12,200	12,090,200
1.85%, 09/04/20(a)	7,500	7,425,975
1.90%, 03/22/19	11,275	11,264,401
2.00%, 11/29/19	7,500	7,491,750
2.10%, 06/09/19	9,367	9,379,271
2.10%, 01/10/20	10,700	10,680,633
2.25%, 12/01/19	5,500	5,512,925
7.15%, 02/15/19	8,319	8,821,634
John Deere Capital Corp.
1.25%, 10/09/19(a)	12,250	12,061,227
1.70%, 01/15/20(a)	586	580,650
1.95%, 12/13/18(a)	5,390	5,388,599
1.95%, 01/08/19(a)	4,525	4,524,955
1.95%, 03/04/19(a)	4,960	4,957,867
1.95%, 06/22/20	9,580	9,511,599
2.20%, 03/13/20	6,290	6,292,076
2.25%, 04/17/19(a)	1,150	1,153,680
2.30%, 09/16/19	3,752	3,769,559
2.38%, 07/14/20	10,000	10,019,600
Roper Technologies Inc. 6.25%, 09/01/19	5,050	5,388,451

		136,315,052
Manufacturing — 0.6%
3M Co.
1.63%, 06/15/19	5,715	5,689,797
2.00%, 08/07/20(a)	10,000	9,993,800
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	875	873,556
2.30%, 01/14/19	981	983,345
5.50%, 01/08/20(a)	13,207	14,065,851
6.00%, 08/07/19(a)	13,169	13,996,540
Illinois Tool Works Inc.
1.95%, 03/01/19(a)	1,719	1,717,831
6.25%, 04/01/19	8,841	9,317,618
Ingersoll-Rand Global Holding Co. Ltd. 2.88%, 01/15/19(a)	6,027	6,062,921
Ingersoll-Rand Luxembourg Finance SA 2.63%, 05/01/20 (Call 04/01/20)	6,750	6,759,383

Security	Par (000)	Value
Manufacturing (continued)
Pall Corp. 5.00%, 06/15/20	$3,000	$3,200,910

		72,661,552
Media — 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.58%, 07/23/20 (Call 06/23/20)	13,164	13,376,467
Comcast Corp.
5.15%, 03/01/20(a)	22,988	24,456,014
5.70%, 07/01/19	14,770	15,590,178
Discovery Communications LLC
2.20%, 09/20/19(a)	1,660	1,653,742
5.05%, 06/01/20	5,500	5,812,675
NBCUniversal Media LLC 5.15%, 04/30/20	23,748	25,380,912
Scripps Networks Interactive Inc. 2.75%, 11/15/19 (Call 10/15/19)	13,050	13,093,195
Thomson Reuters Corp. 4.70%, 10/15/19	2,450	2,552,043
Time Warner Cable LLC
5.00%, 02/01/20(a)	13,730	14,359,383
8.25%, 04/01/19	13,499	14,498,466
8.75%, 02/14/19	5,745	6,167,085
Time Warner Inc.
2.10%, 06/01/19	975	972,202
4.88%, 03/15/20(a)	24,504	25,783,844
Viacom Inc. 2.75%, 12/15/19 (Call 11/15/19)	2,000	2,000,260
Walt Disney Co. (The)
0.88%, 07/12/19	7,850	7,714,666
1.65%, 01/08/19	7,838	7,815,505
1.80%, 06/05/20	8,400	8,332,296
1.85%, 05/30/19(a)	8,415	8,394,299
1.95%, 03/04/20(a)	8,010	7,985,650
2.15%, 09/17/20	2,410	2,406,843

		208,345,725
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp. 2.25%, 06/15/20 (Call 05/15/20)	8,770	8,798,766

Mining — 0.1%
BHP Billiton Finance USA Ltd. 6.50%, 04/01/19	6,455	6,835,199
Newmont Mining Corp. 5.13%, 10/01/19	479	501,197
Southern Copper Corp. 5.38%, 04/16/20	4,275	4,579,936

		11,916,332
Office & Business Equipment — 0.1%
Xerox Corp.
2.80%, 05/15/20	4,395	4,367,136
5.63%, 12/15/19	5,000	5,278,600

		9,645,736
Oil & Gas — 4.8%
Anadarko Petroleum Corp.
6.95%, 06/15/19	7,540	8,040,279
8.70%, 03/15/19	3,360	3,619,459
BP Capital Markets PLC
1.68%, 05/03/19	5,225	5,203,003
1.77%, 09/19/19	3,360	3,339,504
2.24%, 05/10/19	8,680	8,703,696
2.32%, 02/13/20	25,292	25,372,176
2.52%, 01/15/20(a)	17,997	18,127,658
4.50%, 10/01/20(a)	15,398	16,350,366
4.75%, 03/10/19	1,750	1,808,975
Cenovus Energy Inc. 5.70%, 10/15/19	14,275	15,041,282

28

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® 1-3 Year Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas (continued)
Chevron Corp.
1.56%, 05/16/19(a)	$26,644	$26,486,001
1.69%, 02/28/19(a)	6,300	6,283,179
1.96%, 03/03/20 (Call 02/03/20)	25,396	25,340,637
1.99%, 03/03/20	9,848	9,834,213
2.19%, 11/15/19 (Call 10/15/19)	3,025	3,034,196
2.42%, 11/17/20 (Call 10/17/20)	13,075	13,148,482
2.43%, 06/24/20 (Call 05/24/20)(a)	11,004	11,077,177
4.95%, 03/03/19(a)	3,320	3,440,981
CNOOC Finance 2015 Australia Pty Ltd. 2.63%, 05/05/20	10,275	10,269,143
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)	5,175	5,184,005
4.20%, 03/15/21 (Call 02/15/21)	4,023	4,241,529
Ecopetrol SA 7.63%, 07/23/19	20,375	21,988,089
Encana Corp. 6.50%, 05/15/19	3,860	4,067,050
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)(a)	12,525	12,544,790
4.40%, 06/01/20	10,000	10,475,200
5.63%, 06/01/19	11,704	12,287,913
EQT Corp. 8.13%, 06/01/19	500	541,210
Exxon Mobil Corp.
1.71%, 03/01/19	15,300	15,268,635
1.82%, 03/15/19 (Call 02/15/19)(a)	17,600	17,587,680
1.91%, 03/06/20 (Call 02/06/20)	16,395	16,337,617
Hess Corp. 8.13%, 02/15/19	3,145	3,347,758
Husky Energy Inc. 7.25%, 12/15/19(a)	9,453	10,319,462
Marathon Petroleum Corp.
2.70%, 12/14/18	3,861	3,877,216
3.40%, 12/15/20 (Call 11/15/20)	6,557	6,712,532
Petroleos Mexicanos
3.13%, 01/23/19	350	352,702
5.50%, 02/04/19	250	258,998
6.00%, 03/05/20(a)	6,700	7,154,260
8.00%, 05/03/19	4,800	5,173,536
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	525	538,067
7.50%, 01/15/20	430	473,215
Shell International Finance BV
1.38%, 05/10/19	21,530	21,338,598
1.38%, 09/12/19(a)	8,735	8,634,897
2.13%, 05/11/20	24,212	24,188,999
4.30%, 09/22/19(a)	19,193	19,919,071
4.38%, 03/25/20(a)	17,733	18,603,158
Statoil ASA
1.95%, 11/08/18	7,255	7,269,437
2.25%, 11/08/19	9,220	9,239,823
2.90%, 11/08/20	10,000	10,171,000
5.25%, 04/15/19	14,356	14,956,081
Total Capital International SA
2.10%, 06/19/19	12,452	12,466,195
2.13%, 01/10/19(a)	7,892	7,906,442
Total Capital SA 4.45%, 06/24/20(a)	22,354	23,608,059
Valero Energy Corp.
6.13%, 02/01/20(a)	12,430	13,378,409
9.38%, 03/15/19	7,507	8,164,088

		573,096,128
Packaging & Containers — 0.0%
WestRock RKT Co. 4.45%, 03/01/19	2,495	2,553,807

Security	Par (000)	Value
Pharmaceuticals — 4.0%
AbbVie Inc. 2.50%, 05/14/20 (Call 04/14/20)(a)	$50,587	$50,746,349
Allergan Funding SCS 3.00%, 03/12/20 (Call 02/12/20)(a)	45,551	45,961,870
AstraZeneca PLC
1.95%, 09/18/19(a)	14,786	14,716,062
2.38%, 11/16/20	21,977	21,943,595
Bristol-Myers Squibb Co.
1.60%, 02/27/19	6,170	6,143,839
1.75%, 03/01/19(a)	11,175	11,146,057
Cardinal Health Inc.
1.95%, 06/14/19(a)	15,490	15,409,297
2.40%, 11/15/19(a)	10,915	10,918,275
4.63%, 12/15/20	2,610	2,756,473
Eli Lilly & Co. 1.95%, 03/15/19	7,942	7,944,462
Express Scripts Holding Co.
2.25%, 06/15/19(a)	12,915	12,900,148
2.60%, 11/30/20	10,000	9,999,700
Express Scripts Inc. 7.25%, 06/15/19	500	535,965
Johnson & Johnson
1.13%, 03/01/19(a)	15,360	15,229,901
1.65%, 12/05/18	3,695	3,691,453
1.88%, 12/05/19(a)	3,750	3,741,563
1.95%, 11/10/20	5,350	5,332,024
McKesson Corp.
2.28%, 03/15/19(a)	13,775	13,789,739
4.75%, 03/01/21 (Call 12/01/20)	2,000	2,124,600
7.50%, 02/15/19	4,500	4,774,770
Mead Johnson Nutrition Co. 4.90%, 11/01/19(a)	11,345	11,912,023
Medco Health Solutions Inc. 4.13%, 09/15/20	1,830	1,902,194
Merck & Co. Inc. 1.85%, 02/10/20(a)	23,248	23,137,804
Merck Sharp & Dohme Corp. 5.00%, 06/30/19(a)	10,438	10,921,697
Mylan NV
2.50%, 06/07/19	9,800	9,793,826
3.00%, 12/15/18	3,175	3,194,685
3.75%, 12/15/20 (Call 11/15/20)(a)	6,448	6,611,263
Novartis Capital Corp.
1.80%, 02/14/20(a)	15,925	15,836,775
4.40%, 04/24/20(a)	4,517	4,753,284
Novartis Securities Investment Ltd. 5.13%, 02/10/19(a)	15,988	16,550,937
Pfizer Inc.
1.45%, 06/03/19	35,360	35,107,530
1.70%, 12/15/19	14,774	14,690,527
2.10%, 05/15/19(a)	3,849	3,858,623
Pharmacia LLC 6.50%, 12/01/18	2,370	2,473,498
Shire Acquisitions Investments Ireland DAC 1.90%, 09/23/19	32,645	32,333,893
Teva Pharmaceutical Finance IV LLC 2.25%, 03/18/20	7,792	7,467,619
Teva Pharmaceutical Finance Netherlands III BV 1.70%, 07/19/19	11,817	11,443,819

		471,796,139
Pipelines — 1.9%
Boardwalk Pipelines LP 5.75%, 09/15/19	4,048	4,254,610
Buckeye Partners LP 4.88%, 02/01/21 (Call 11/01/20)	500	525,645
Columbia Pipeline Group Inc. 3.30%, 06/01/20 (Call 05/01/20)	5,266	5,348,992
Enable Midstream Partners LP 2.40%, 05/15/19 (Call 04/15/19)	3,400	3,385,312
Enbridge Energy Partners LP
4.38%, 10/15/20 (Call 09/15/20)	14,284	14,929,780
5.20%, 03/15/20	6,050	6,384,081
9.88%, 03/01/19	1,445	1,572,218

29

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® 1-3 Year Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pipelines (continued)
Energy Transfer LP
4.15%, 10/01/20 (Call 08/01/20)	$7,972	$8,251,179
9.00%, 04/15/19	4,209	4,564,366
9.70%, 03/15/19	4,026	4,384,354
EnLink Midstream Partners LP 2.70%, 04/01/19 (Call 03/01/19)	5,325	5,318,929
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	12,522	12,567,204
5.20%, 09/01/20	14,383	15,419,727
5.25%, 01/31/20	8,377	8,869,651
6.50%, 01/31/19	4,522	4,737,157
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	7,448	7,471,089
6.50%, 04/01/20	3,580	3,883,441
6.85%, 02/15/20	14,569	15,867,098
9.00%, 02/01/19	4,362	4,685,704
Kinder Morgan Inc./DE 3.05%, 12/01/19 (Call 11/01/19)	21,520	21,724,010
Magellan Midstream Partners LP 6.55%, 07/15/19	8,394	8,937,428
ONEOK Partners LP
3.80%, 03/15/20 (Call 02/15/20)(a)	1,000	1,019,120
8.63%, 03/01/19	5,228	5,606,925
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	4,630	4,617,684
5.75%, 01/15/20	2,955	3,122,667
8.75%, 05/01/19	3,083	3,347,521
TransCanada PipeLines Ltd.
2.13%, 11/15/19	13,500	13,475,700
3.13%, 01/15/19(a)	2,995	3,027,436
3.80%, 10/01/20	11,940	12,386,078
Williams Partners LP 5.25%, 03/15/20	19,653	20,835,128

		230,520,234
Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	19,895	20,048,987
3.40%, 02/15/19	1,447	1,464,740
Boston Properties LP 5.88%, 10/15/19 (Call 07/17/19)(a)	1,859	1,966,227
Digital Realty Trust LP 5.88%, 02/01/20 (Call 11/03/19)	6,895	7,333,246
ERP Operating LP 2.38%, 07/01/19 (Call 06/01/19)	5,846	5,866,520
HCP Inc. 3.75%, 02/01/19 (Call 11/01/18)	10,089	10,225,202
Kimco Realty Corp. 6.88%, 10/01/19	4,264	4,604,864
Realty Income Corp. 6.75%, 08/15/19(a)	9,658	10,391,911
Simon Property Group LP 2.20%, 02/01/19 (Call 11/01/18)(a)	4,065	4,074,390
Ventas Realty LP/Ventas Capital Corp. 4.00%, 04/30/19 (Call 01/30/19)(a)	1,850	1,888,166
VEREIT Operating Partnership LP
3.00%, 02/06/19 (Call 01/06/19)	7,462	7,509,682
4.13%, 06/01/21 (Call 05/01/21)(a)	2,500	2,599,725
Vornado Realty LP 2.50%, 06/30/19 (Call 05/30/19)(a)	6,051	6,052,089
Welltower Inc. 4.13%, 04/01/19 (Call 01/01/19)	6,407	6,539,369
Weyerhaeuser Co. 7.38%, 10/01/19	1,550	1,689,066

		92,254,184
Retail — 2.1%
AutoNation Inc. 5.50%, 02/01/20	2,075	2,198,234
AutoZone Inc. 4.00%, 11/15/20 (Call 08/15/20)(a)	4,500	4,671,630
Costco Wholesale Corp.
1.70%, 12/15/19	10,839	10,773,858
1.75%, 02/15/20	4,199	4,170,657

Security	Par (000)	Value
Retail (continued)
CVS Health Corp.
2.25%, 12/05/18 (Call 11/05/18)	$4,530	$4,537,339
2.25%, 08/12/19 (Call 07/12/19)(a)	19,214	19,187,293
2.80%, 07/20/20 (Call 06/20/20)	41,740	42,020,075
Home Depot Inc. (The)
1.80%, 06/05/20(a)	10,650	10,579,816
2.00%, 06/15/19 (Call 05/15/19)	9,450	9,467,955
Lowe’s Companies Inc. 1.15%, 04/15/19	3,100	3,067,171
McDonald’s Corp.
1.88%, 05/29/19	2,500	2,493,425
2.10%, 12/07/18	7,275	7,288,459
2.20%, 05/26/20 (Call 04/26/20)(a)	5,200	5,197,036
3.50%, 07/15/20(a)	10,325	10,645,488
5.00%, 02/01/19(a)	3,795	3,923,043
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	3,560	3,565,803
2.20%, 11/22/20(a)	6,005	6,000,316
Target Corp.
2.30%, 06/26/19	17,602	17,691,242
3.88%, 07/15/20	14,348	14,974,721
Walgreen Co. 5.25%, 01/15/19	847	874,273
Walgreens Boots Alliance Inc. 2.70%, 11/18/19 (Call 10/18/19)	17,500	17,620,575
Wal-Mart Stores Inc.
1.75%, 10/09/19	10,400	10,366,304
1.90%, 12/15/20	10,000	9,927,900
1.95%, 12/15/18(a)	5,177	5,186,474
3.25%, 10/25/20	5,125	5,289,103
3.63%, 07/08/20	13,856	14,393,474
4.13%, 02/01/19(a)	745	764,012

		246,875,676
Semiconductors — 1.2%
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21(b)	5,000	4,867,100
2.38%, 01/15/20(b)	41,285	40,931,188
Intel Corp.
1.85%, 05/11/20	11,350	11,286,553
2.45%, 07/29/20	14,921	15,045,889
Lam Research Corp. 2.75%, 03/15/20 (Call 02/15/20)	650	655,668
QUALCOMM Inc.
1.85%, 05/20/19(a)	16,055	15,971,514
2.10%, 05/20/20	28,700	28,470,113
2.25%, 05/20/20	14,829	14,683,972
Texas Instruments Inc.
1.65%, 08/03/19	10,519	10,461,356
1.75%, 05/01/20 (Call 04/01/20)	3,116	3,089,576
Xilinx Inc. 2.13%, 03/15/19(a)	1,345	1,343,951

		146,806,880
Software — 1.7%
Autodesk Inc. 3.13%, 06/15/20 (Call 05/15/20)(a)	1,370	1,388,495
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)(a)	1,725	1,744,096
5.38%, 12/01/19(a)	100	105,169
Fidelity National Information Services Inc. 3.63%, 10/15/20 (Call 09/15/20)	17,170	17,660,890
Fiserv Inc. 2.70%, 06/01/20 (Call 05/01/20)	8,490	8,545,864
Microsoft Corp.
1.10%, 08/08/19	27,761	27,384,283
1.63%, 12/06/18(a)	5,900	5,891,032

30

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® 1-3 Year Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Software (continued)
Microsoft Corp. (continued)
1.85%, 02/06/20	$16,770	$16,723,715
1.85%, 02/12/20 (Call 01/12/20)(a)	15,040	14,978,937
2.00%, 11/03/20 (Call 10/03/20)	10,000	9,969,600
3.00%, 10/01/20(a)	12,842	13,160,225
4.20%, 06/01/19	6,525	6,743,587
Oracle Corp.
2.25%, 10/08/19	36,361	36,525,715
2.38%, 01/15/19	8,402	8,442,498
3.88%, 07/15/20(a)	10,301	10,760,528
5.00%, 07/08/19	13,343	13,962,249
VMware Inc. 2.30%, 08/21/20(a)	8,499	8,442,397

		202,429,280
Telecommunications — 2.9%
America Movil SAB de CV
5.00%, 10/16/19	1,100	1,155,143
5.00%, 03/30/20	30,195	31,938,761
AT&T Inc.
2.30%, 03/11/19	15,870	15,892,059
2.45%, 06/30/20 (Call 05/30/20)(a)	37,951	37,866,749
5.20%, 03/15/20	10,040	10,633,263
5.80%, 02/15/19	10,625	11,067,637
5.88%, 10/01/19(a)	10,170	10,838,271
British Telecommunications PLC 2.35%, 02/14/19	5,950	5,964,280
Cisco Systems Inc.
1.40%, 09/20/19	11,200	11,085,200
1.60%, 02/28/19	13,565	13,508,569
2.13%, 03/01/19(a)	18,327	18,364,754
2.45%, 06/15/20(a)	19,857	20,010,693
4.45%, 01/15/20(a)	32,358	33,923,804
4.95%, 02/15/19	10,290	10,652,722
Deutsche Telekom International Finance BV 6.00%, 07/08/19	2,176	2,303,035
Juniper Networks Inc.
3.13%, 02/26/19	3,780	3,815,986
3.30%, 06/15/20 (Call 05/15/20)(a)	7,000	7,109,480
Orange SA
1.63%, 11/03/19(a)	22,925	22,666,177
5.38%, 07/08/19(a)	18,330	19,235,319
Telefonica Emisiones SAU
5.13%, 04/27/20	24,193	25,693,692
5.88%, 07/15/19(a)	1,850	1,952,786
Telefonos de Mexico SAB de CV 5.50%, 11/15/19	2,200	2,335,674
Verizon Communications Inc.
1.38%, 08/15/19(a)	6,735	6,655,729
2.63%, 02/21/20(a)	11,475	11,557,046
5.15%, 09/15/23	6,000	6,634,380
Vodafone Group PLC 5.45%, 06/10/19	5,560	5,827,770

		348,688,979
Toys, Games & Hobbies — 0.1%
Mattel Inc. 2.35%, 05/06/19	6,700	6,605,932

Transportation — 0.7%
Burlington Northern Santa Fe LLC
3.60%, 09/01/20 (Call 06/01/20)	3,000	3,101,760
4.70%, 10/01/19(a)	7,312	7,646,451
Canadian National Railway Co. 5.55%, 03/01/19	711	740,770
FedEx Corp.
2.30%, 02/01/20	8,204	8,210,399
8.00%, 01/15/19	6,272	6,671,715
Norfolk Southern Railway Co. 9.75%, 06/15/20	9,200	10,825,916

Security	Par (000)	Value
Transportation (continued)
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)	$250	$250,777
2.45%, 09/03/19 (Call 08/03/19)	7,302	7,323,614
2.55%, 06/01/19 (Call 05/01/19)	7,420	7,451,683
2.65%, 03/02/20 (Call 02/02/20)	5,150	5,177,861
2.88%, 09/01/20 (Call 08/01/20)	4,136	4,170,825
Union Pacific Corp.
2.25%, 02/15/19	2,400	2,406,456
2.25%, 06/19/20 (Call 05/19/20)	3,500	3,511,375
United Parcel Service Inc. 5.13%, 04/01/19	8,396	8,732,848
United Parcel Service of America Inc. 8.38%, 04/01/20	8,195	9,330,991

		85,553,441
Trucking & Leasing — 0.0%
GATX Corp. 2.50%, 03/15/19	3,600	3,606,228

Total Corporate Bonds & Notes — 82.5% (Cost: $9,817,727,662)		9,766,817,389

Foreign Government Obligations(f)

Canada — 2.2%
Canada Government International Bond 1.63%, 02/27/19	22,100	22,059,778
Export Development Canada
1.00%, 09/13/19(a)	24,600	24,211,320
1.25%, 12/10/18	3,500	3,479,700
1.25%, 02/04/19(a)	10,130	10,061,218
1.63%, 01/17/20	20,460	20,320,258
1.63%, 06/01/20	5,000	4,955,300
1.75%, 08/19/19	5,200	5,186,168
1.75%, 07/21/20	10,000	9,936,400
Province of Alberta Canada 1.90%, 12/06/19	22,520	22,411,904
Province of Manitoba Canada 1.75%, 05/30/19(a)	6,190	6,166,973
Province of Ontario Canada
1.25%, 06/17/19(a)	25,400	25,106,630
1.63%, 01/18/19(a)	23,750	23,671,625
1.65%, 09/27/19(a)	1,100	1,091,849
1.88%, 05/21/20	10,000	9,929,700
2.00%, 01/30/19	26,090	26,108,263
4.00%, 10/07/19	10,150	10,499,769
4.40%, 04/14/20(a)	20,000	21,020,200
Province of Quebec Canada 3.50%, 07/29/20(a)	10,350	10,705,419

		256,922,474
Colombia — 0.3%
Colombia Government International Bond
7.38%, 03/18/19(a)	16,975	18,047,650
11.75%, 02/25/20	10,300	12,400,994

		30,448,644
Germany — 0.3%
FMS Wertmanagement AoeR
1.00%, 08/16/19	12,370	12,175,544
1.75%, 01/24/20	10,450	10,400,258
1.75%, 03/17/20	15,000	14,917,200

		37,493,002
Hungary — 0.1%
Hungary Government International Bond 6.25%, 01/29/20(a)	15,750	17,011,575

Israel — 0.1%
Israel Government International Bond 5.13%, 03/26/19	12,975	13,512,943

31

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® 1-3 Year Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Japan — 0.6%
Japan Bank for International Cooperation/Japan
1.50%, 07/21/21(a)	$15,200	$14,688,216
2.13%, 02/07/19	10,500	10,498,110
2.13%, 06/01/20	10,400	10,351,848
2.13%, 07/21/20	20,200	20,106,676
2.25%, 02/24/20	12,910	12,898,123

		68,542,973
Panama — 0.1%
Panama Government International Bond 5.20%, 01/30/20	10,350	11,029,270

Peru — 0.0%
Peruvian Government International Bond 7.13%, 03/30/19(a)	3,630	3,887,512

Philippines — 0.2%
Philippine Government International Bond
6.50%, 01/20/20	10,320	11,268,718
8.38%, 06/17/19	10,000	10,975,700

		22,244,418
Poland — 0.2%
Republic of Poland Government International Bond 6.38%, 07/15/19(a)	16,850	18,017,873

South Korea — 0.4%
Export-Import Bank of Korea
1.50%, 10/21/19(a)	5,000	4,901,500
1.75%, 05/26/19	10,000	9,887,200
2.13%, 01/25/20	1,180	1,166,820
2.25%, 01/21/20	10,000	9,915,300
5.13%, 06/29/20	10,525	11,131,766
Korea International Bond 7.13%, 04/16/19	10,000	10,649,700

		47,652,286
Supranational — 11.1%
African Development Bank
1.00%, 05/15/19(a)	16,442	16,236,475
1.13%, 03/04/19	17,130	16,977,714
1.13%, 09/20/19(a)	9,375	9,241,969
1.38%, 12/17/18	7,650	7,614,581
1.88%, 03/16/20	28,650	28,580,953
Series GDIF, 1.38%, 02/12/20	775	765,134
Asian Development Bank
1.38%, 01/15/19	41,000	40,799,510
1.38%, 03/23/20(a)	15,000	14,806,650
1.50%, 01/22/20	22,900	22,685,427
1.63%, 05/05/20	40,180	39,836,059
1.63%, 08/26/20(a)	10,000	9,894,700
1.75%, 03/21/19	8,300	8,288,961
1.75%, 01/10/20	38,525	38,369,359
1.88%, 04/12/19(a)	6,275	6,275,188
Corp. Andina de Fomento 2.00%, 05/10/19(a)	10,325	10,284,939
Council of Europe Development Bank
1.00%, 02/04/19	40	39,594
1.63%, 03/10/20	15,000	14,873,550
1.88%, 01/27/20	17,205	17,154,417
European Bank for Reconstruction & Development
0.88%, 07/22/19	40,200	39,539,112
1.13%, 08/24/20	10,000	9,756,800
1.50%, 03/16/20	10,000	9,893,100
1.63%, 05/05/20	600	594,720

Security	Par/ Shares (000)	Value
Supranational (continued)
European Bank for Reconstruction & Development (continued)
1.75%, 06/14/19	$11,049	$11,022,372
1.75%, 11/26/19	2,000	1,991,220
2.00%, 02/01/21	10,000	9,959,900
European Investment Bank
1.13%, 08/15/19	22,800	22,503,372
1.25%, 05/15/19	30,175	29,904,028
1.25%, 12/16/19	53,695	52,930,920
1.38%, 06/15/20(a)	55,345	54,447,304
1.63%, 12/18/18(a)	18,600	18,565,776
1.63%, 03/16/20	37,500	37,183,500
1.63%, 08/14/20(a)	20,315	20,090,722
1.75%, 06/17/19(a)	15,070	15,037,298
1.75%, 05/15/20(a)	32,750	32,538,435
1.88%, 03/15/19	51,495	51,506,329
2.88%, 09/15/20(a)	35,000	35,766,500
Inter-American Development Bank
1.00%, 05/13/19	32,160	31,767,648
1.13%, 09/12/19	1,400	1,380,960
1.38%, 07/15/20(a)	10,600	10,426,690
1.63%, 05/12/20(a)	49,995	49,565,043
1.75%, 10/15/19(a)	10,500	10,466,925
1.88%, 06/16/20	35,500	35,386,755
3.88%, 02/14/20	1,770	1,842,128
Series E, 3.88%, 09/17/19	1,300	1,344,343
Series GDP, 1.25%, 10/15/19(a)	25,000	24,698,750
International Bank for Reconstruction & Development
0.88%, 08/15/19	30,175	29,658,706
1.13%, 11/27/19(a)	27,405	26,970,083
1.25%, 07/26/19	30,410	30,097,689
1.38%, 03/30/20	44,575	43,970,117
1.88%, 03/15/19(a)	51,400	51,418,504
1.88%, 10/07/19	27,005	26,981,506
1.88%, 04/21/20(a)	54,565	54,423,131
1.63%, 09/04/20(a)	54,745	54,133,498
International Finance Corp.
1.63%, 07/16/20	20,750	20,552,253
1.75%, 09/16/19	22,175	22,115,128
1.75%, 03/30/20	11,300	11,244,178
Nordic Investment Bank
1.13%, 02/25/19	13,885	13,765,867
1.63%, 11/20/20	11,000	10,865,140

		1,319,031,630
Sweden — 0.6%
Svensk Exportkredit AB
1.13%, 08/28/19	17,100	16,843,158
1.25%, 04/12/19	19,600	19,419,484
1.75%, 05/18/20	14,705	14,586,331
1.75%, 08/28/20	10,200	10,091,778
1.88%, 06/17/19	5,830	5,822,071

		66,762,822

Total Foreign Government Obligations — 16.2% (Cost: $1,927,963,977)		1,912,557,422

Short-Term Investments

Money Market Funds — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(d)(g)(h)	446,228	446,317,096

32

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® 1-3 Year Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(d)(g)	56,959	$56,958,697

Total Short-Term Investments — 4.3% (Cost: $503,186,547)		503,275,793

Total Investments in Securities — 103.0% (Cost: $12,248,878,186)		12,182,650,604
Other Assets, Less Liabilities — (3.0)%		(352,380,234)

Net Assets — 100.0%		$11,830,270,370

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(d)	Affiliate of the Fund.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Investments are denominated in U.S. dollars.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/ Shares Held at 02/28/17 (000)	Par/ Shares Purchased (000)		Par/ Shares Sold (000)		Par/ Shares Held at 11/30/17 (000)	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
PNC Bank N.A. 1.45%, 07/29/19	$2,000	$4,800		$—		$6,800	$6,721,936	$50,671		$—	$(35,680)
1.60%, 06/01/18	18,900	—		(18,900)		—	—	88,621		26,943	(22,315)
1.80%, 11/05/18	21,600	300		(21,900)		—	—	259,346		55	(32,199)
1.85%, 07/20/18	12,250	—		(12,250)		—	—	80,885		4,944	7,102
1.95%, 03/04/19	9,150	750		—		9,900	9,887,130	140,753		—	(41,780)
2.00%, 05/19/20	—	18,095		—		18,095	17,958,021	158,410		—	(162,096)
2.20%, 01/28/19	10,350	250		—		10,600	10,611,554	148,779		—	(40,372)
2.25%, 07/02/19	10,500	1,000		—		11,500	11,519,090	128,482		—	(19,618)
2.30%, 06/01/20	—	23,596		—		23,596	23,615,349	75,024		—	(138,254)
2.40%, 10/18/19	12,500	750		—		13,250	13,293,990	168,817		—	(29,840)
2.45%, 11/05/20	—	4,000		—		4,000	4,012,400	258		—	(3,505)
2.60%, 07/21/20	—	5,000		—		5,000	5,034,050	315		—	(11,554)
4.25%, 07/01/18	500	—		(500)		—	—	803		(1,522)	2,980
6.88%, 04/01/18	250	—		(250)		—	—	774		(406)	512
PNC Financial Services Group Inc. (The) 4.38%, 08/11/20	—	5,000		—		5,000	5,257,900	337		—	(17,529)
5.13%, 02/08/20	—	5,025		—		5,025	5,323,837	34,600		—	(40,599)
6.70%, 06/10/19	2,000	—		(270)		1,730	1,844,163	23,146		(3,371)	4,932
6.88%, 05/15/19	—	500		—		500	532,690	3,019		—	(1,845)
BlackRock Cash Funds: Institutional, SL Agency Shares	784,355	—		(338,127	)(a)	446,228	446,317,096	—	(b)	55,898	(160,399)
BlackRock Cash Funds: Treasury, SL Agency Shares	51,884	5,075	(a)	—		56,959	56,958,697	698,431		—	—

							$618,887,903	$2,061,471		$82,541	$(742,059)

(a)	Net of purchases and sales.
(b)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

33

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® 1-3 Year Credit Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$9,766,817,389	$—	$9,766,817,389
Foreign Government Obligations	—	1,912,557,422	—	1,912,557,422
Money Market Funds	503,275,793	—	—	503,275,793

	$503,275,793	$11,679,374,811	$—	$12,182,650,604

34

Schedule of Investments (unaudited) November 30, 2017	iShares® 1-3 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government & Agency Obligations

U.S. Government Obligations — 99.6%
U.S. Treasury Note/Bond
0.75%, 07/15/19	$238,310	$234,428,154
0.75%, 08/15/19	264,589	260,041,868
0.88%, 05/15/19	212,979	210,316,762
0.88%, 06/15/19	94,305	93,041,460
0.88%, 07/31/19	343	338,253
0.88%, 09/15/19	136,826	134,623,957
1.00%, 03/15/19	17,178	17,012,889
1.00%, 09/30/19	119,628	117,936,386
1.00%, 10/15/19	138,630	136,599,287
1.13%, 01/15/19	674	669,603
1.13%, 05/31/19	24,666	24,440,537
1.13%, 12/31/19	74,740	73,709,406
1.13%, 04/30/20	22,848	22,455,300
1.25%, 12/31/18	145	144,292
1.25%, 03/31/19	311,870	309,798,990
1.25%, 04/30/19	167,730	166,557,200
1.25%, 06/30/19	70,468	69,898,200
1.25%, 08/31/19	2,804	2,778,589
1.25%, 01/31/20	9,356	9,242,705
1.25%, 02/29/20	18,559	18,321,938
1.25%, 03/31/21	230,105	224,684,948
1.38%, 12/31/18	587	584,959
1.38%, 02/28/19	276,909	275,665,072
1.38%, 12/15/19	68,480	67,894,175
1.38%, 01/15/20	227,986	225,910,972
1.38%, 02/15/20	91,551	90,642,642
1.38%, 02/29/20	287,700	284,777,651
1.38%, 03/31/20	117,877	116,606,139
1.38%, 04/30/20	283,451	280,206,815
1.38%, 05/31/20	273,518	270,280,657
1.38%, 08/31/20	5,674	5,596,869
1.38%, 10/31/20	52,322	51,526,951
1.50%, 12/31/18	449,904	448,919,835
1.50%, 01/31/19	510,072	508,756,973
1.50%, 02/28/19	1,076,739	1,073,584,489
1.50%, 05/31/19	331,815	330,505,887
1.50%, 10/31/19	1,144	1,137,654
1.50%, 11/30/19	48,961	48,674,119
1.50%, 04/15/20	91,417	90,670,666
1.50%, 05/15/20	45,683	45,288,627
1.50%, 05/31/20	273,632	271,194,965
1.50%, 06/15/20	109,564	108,571,076
1.50%, 07/15/20	163,000	161,433,671

Security	Par/ Shares (000)	Value
U.S. Government Obligations (continued)
U.S. Treasury Note/Bond (continued)
1.63%, 03/31/19	$141,763	$141,524,882
1.63%, 04/30/19	878,906	877,292,381
1.63%, 06/30/19	95,152	94,932,704
1.63%, 07/31/19	250,522	249,885,910
1.63%, 08/31/19	131,225	130,855,930
1.63%, 12/31/19	237,672	236,734,310
1.63%, 06/30/20	324,356	322,328,775
1.63%, 07/31/20	44,683	44,388,022
1.63%, 11/30/20	132,000	130,850,156
1.75%, 09/30/19	254,600	254,401,094
1.75%, 12/31/20	50,000	49,710,938
2.00%, 07/31/20	91,249	91,534,153
2.00%, 09/30/20	80,625	80,858,056
2.00%, 11/30/20	310,000	310,702,342
2.13%, 08/31/20	534,398	537,779,735
2.38%, 12/31/20	80,000	81,056,250
2.63%, 08/15/20	10,344	10,544,819
2.63%, 11/15/20	266,449	271,882,060
3.13%, 05/15/19	54,420	55,499,897
3.38%, 11/15/19	1,083	1,115,913
3.50%, 05/15/20	280,365	291,371,516
3.63%, 08/15/19	45,641	47,056,584
8.13%, 08/15/19	2,075	2,294,591
8.75%, 08/15/20	78,552	92,881,604

		11,292,954,210

Total U.S. Government & Agency Obligations — 99.6% (Cost: $11,386,876,282)		11,292,954,210

Short-Term Investments

Money Market Funds — 2.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.03%(a)(b)	329,034	329,033,686

Total Short-Term Investments — 2.9% (Cost: $329,033,686)		329,033,686

Total Investments in Securities — 102.5% (Cost: $11,715,909,968)		11,621,987,896
Other Assets, Less Liabilities — (2.5)%		(279,508,975)

Net Assets — 100.0%		$11,342,478,921

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/17 (000)	Net Activity (000)	Shares Held at 11/30/17 (000)	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	13,743	315,291	329,034	$329,033,686	$424,200	$—	$—

35

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® 1-3 Year Treasury Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government & Agency Obligations	$—	$11,292,954,210	$—	$11,292,954,210
Money Market Funds	329,033,686	—	—	329,033,686

	$329,033,686	$11,292,954,210	$—	$11,621,987,896

36

Schedule of Investments (unaudited) November 30, 2017	iShares® 3-7 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government & Agency Obligations

U.S. Government Obligations — 98.5%
U.S. Treasury Note/Bond
1.13%, 02/28/21	$26,365	$25,667,769
1.13%, 08/31/21	384,802	372,160,654
1.25%, 03/31/21	26,508	25,883,612
1.38%, 01/31/21	39,832	39,120,642
1.38%, 04/30/21	5,147	5,042,251
1.38%, 05/31/21	6,470	6,333,018
1.38%, 06/30/23	26,540	25,377,934
1.38%, 08/31/23	9,620	9,179,584
1.50%, 01/31/22	164,805	161,006,759
1.50%, 02/28/23	13,286	12,841,230
1.50%, 03/31/23	20,952	20,230,957
1.63%, 11/30/20	9,449	9,366,690
1.63%, 11/15/22	421,348	411,275,149
1.63%, 04/30/23	84,718	82,262,113
1.63%, 10/31/23	1,259	1,216,755
1.75%, 12/31/20	1,840	1,829,363
1.75%, 11/30/21	14,665	14,489,708
1.75%, 02/28/22	93,763	92,536,023
1.75%, 03/31/22	121,619	119,913,483
1.75%, 04/30/22	85,336	84,062,627
1.75%, 05/15/22	1,609	1,585,871
1.75%, 05/31/22	24,000	23,624,063
1.75%, 09/30/22	618	606,823
1.75%, 01/31/23	9,736	9,536,716
1.75%, 05/15/23	371,026	362,489,504
1.88%, 11/30/21	1,034	1,027,497
1.88%, 01/31/22	107,094	106,177,844
1.88%, 02/28/22	25,836	25,603,979
1.88%, 03/31/22	166,247	164,655,767
1.88%, 04/30/22	132,552	131,210,946
1.88%, 07/31/22	5,904	5,836,196
1.88%, 08/31/22	60,297	59,588,039
1.88%, 09/30/22	32,740	32,340,981
1.88%, 10/31/22	27,117	26,776,978
1.88%, 08/31/24	457	444,932
2.00%, 11/30/20	708	709,404
2.00%, 02/28/21	60,918	60,989,489
2.00%, 05/31/21	87,221	87,221,000
2.00%, 08/31/21	238,514	238,271,760
2.00%, 10/31/21	205,444	205,050,768
2.00%, 12/31/21	23,280	23,209,978
2.00%, 07/31/22	25,985	25,841,880
2.00%, 10/31/22	1,850	1,838,149

Security	Par/ Shares (000)	Value
U.S. Government Obligations (continued)
U.S. Treasury Note/Bond (continued)
2.00%, 11/30/22	$55,100	$54,721,188
2.00%, 02/15/23	4,976	4,932,654
2.00%, 05/31/24	16,851	16,556,766
2.00%, 06/30/24	47,712	46,849,084
2.00%, 02/15/25	275,000	268,973,634
2.13%, 01/31/21	212,434	213,553,755
2.13%, 06/30/21	9,002	9,038,972
2.13%, 08/15/21	202,521	203,240,899
2.13%, 09/30/21	13,147	13,188,698
2.13%, 12/31/21	910	912,482
2.13%, 06/30/22	74,621	74,641,404
2.13%, 12/31/22	10,524	10,507,556
2.13%, 02/29/24	41,560	41,199,795
2.25%, 03/31/21	139,268	140,459,395
2.25%, 04/30/21	766,005	772,498,087
2.25%, 07/31/21	93,975	94,712,850
2.25%, 12/31/23	66,110	66,086,758
2.25%, 01/31/24	22,154	22,134,096
2.25%, 11/15/24	332,750	331,320,213
2.38%, 12/31/20	7,658	7,758,907
2.38%, 08/15/24	479,571	481,575,458
2.50%, 05/15/24	335,761	339,971,127
2.75%, 11/15/23	67,064	68,986,851
2.75%, 02/15/24	524,198	538,736,307
7.13%, 02/15/23	10,819	13,457,350

		6,950,449,171

Total U.S. Government & Agency Obligations — 98.5% (Cost: $7,063,668,782)		6,950,449,171

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(a)(b)	7,928	7,928,259

Total Short-Term Investments — 0.1% (Cost: $7,928,259)		7,928,259

Total Investments in Securities — 98.6% (Cost: $7,071,597,041)		6,958,377,430
Other Assets, Less Liabilities — 1.4%		96,196,101

Net Assets — 100.0%		$7,054,573,531

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/17 (000)	Net Activity (000)	Shares Held at 11/30/17 (000)	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	15,292	(7,364)	7,928	$7,928,259	$143,962	$—	$—

37

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® 3-7 Year Treasury Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government & Agency Obligations	$—	$6,950,449,171	$—	$6,950,449,171
Money Market Funds	7,928,259	—	—	7,928,259

	$7,928,259	$6,950,449,171	$—	$6,958,377,430

38

Schedule of Investments (unaudited) November 30, 2017	iShares® 7-10 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government & Agency Obligations

U.S. Government Obligations — 99.7%
U.S. Treasury Note/Bond
1.50%, 08/15/26	$226,369	$210,408,496
1.63%, 02/15/26	1,468,515	1,385,796,500
1.63%, 05/15/26	1,150,579	1,083,117,320
2.00%, 02/15/25	281,323	275,157,680
2.00%, 08/15/25	802,344	782,096,957
2.00%, 11/15/26	704,514	681,259,729
2.13%, 05/15/25	715,777	705,152,481
2.25%, 11/15/24	430	428,152
2.25%, 11/15/25	1,188,280	1,177,928,469
2.25%, 02/15/27	434,959	428,791,416
2.25%, 08/15/27	229,106	225,499,764
2.38%, 05/15/27	634,627	631,900,084
6.13%, 11/15/27	8,010	10,636,091
6.50%, 11/15/26	14,441	19,235,299
6.63%, 02/15/27	7,570	10,230,145
6.75%, 08/15/26	7,037	9,463,665

		7,637,102,248

Total U.S. Government & Agency Obligations — 99.7% (Cost: $7,860,076,585)		7,637,102,248

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(a)(b)	59,815	$59,815,347

Total Short-Term Investments — 0.8% (Cost: $59,815,347)		59,815,347

Total Investments in Securities — 100.5% (Cost: $7,919,891,932)		7,696,917,595
Other Assets, Less Liabilities — (0.5)%		(35,490,888)

Net Assets — 100.0%		$7,661,426,707

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/17 (000)	Net Activity (000)	Shares Held at 11/30/17 (000)	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	73,802	(13,987)	59,815	$59,815,347	$300,136	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government & Agency Obligations	$—	$7,637,102,248	$—	$7,637,102,248
Money Market Funds	59,815,347	—	—	59,815,347

	$59,815,347	$7,637,102,248	$—	$7,696,917,595

39

Schedule of Investments (unaudited) November 30, 2017	iShares® 10-20 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government & Agency Obligations

U.S. Government Obligations — 98.7%
U.S. Treasury Note/Bond
2.25%, 02/15/27	$13,292	$13,103,524
4.25%, 05/15/39	5,843	7,306,032
4.38%, 11/15/39	13,400	17,040,508
4.50%, 02/15/36	95,117	121,728,362
4.75%, 02/15/37	1,669	2,207,053
5.00%, 05/15/37	24,720	33,664,584
5.25%, 11/15/28	39,188	49,711,867
5.25%, 02/15/29	42,232	53,767,883
5.38%, 02/15/31	40,959	54,280,275
5.50%, 08/15/28	22,682	29,217,880
6.13%, 11/15/27	244	323,597
6.13%, 08/15/29	42,074	57,723,144
6.25%, 05/15/30	39,654	55,655,851

		495,730,560

Total U.S. Government & Agency Obligations — 98.7% (Cost: $524,002,922)		495,730,560

Security	Shares (000)	Value
Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.03%(a)(b)	5,559	$5,558,547

Total Short-Term Investments — 1.1% (Cost: $5,558,547)		5,558,547

Total Investments in Securities — 99.8% (Cost: $529,561,469)		501,289,107
Other Assets, Less Liabilities — 0.2%		789,730

Net Assets — 100.0%		$502,078,837

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/17 (000)	Net Activity (000)	Shares Held at 11/30/17 (000)	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	6,759	(1,200)	5,559	$5,558,547	$14,611	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government & Agency Obligations	$—	$495,730,560	$—	$495,730,560
Money Market Funds	5,558,547	—	—	5,558,547

	$5,558,547	$495,730,560	$—	$501,289,107

40

Schedule of Investments (unaudited) November 30, 2017	iShares 20+ Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government & Agency Obligations

U.S. Government Obligations — 98.7%
U.S. Treasury Note/Bond
2.25%, 08/15/46	$5,090	$4,502,662
2.50%, 02/15/45	631,044	591,160,519
2.50%, 02/15/46	366,174	342,244,238
2.50%, 05/15/46	439,033	410,049,591
2.75%, 08/15/42	218,438	216,347,580
2.75%, 11/15/42	233,213	230,853,639
2.88%, 05/15/43	464,502	469,655,575
2.88%, 08/15/45	354,378	357,409,392
2.88%, 11/15/46	221,144	222,854,513
3.00%, 05/15/42	2,739	2,838,626
3.00%, 11/15/44	276,702	286,008,266
3.00%, 05/15/45	28,173	29,103,823
3.00%, 11/15/45	562,479	580,935,342
3.00%, 02/15/47	300,307	310,184,387
3.00%, 05/15/47	64,019	66,132,127
3.13%, 11/15/41	5,147	5,453,206
3.13%, 02/15/43	200,013	211,513,959
3.13%, 08/15/44	461,320	487,954,130
3.38%, 05/15/44	162,732	179,761,760
3.63%, 08/15/43	220,354	253,311,956
3.63%, 02/15/44	5,637	6,488,800
3.75%, 08/15/41	7,589	8,875,932
3.75%, 11/15/43	99,984	117,363,913
3.88%, 08/15/40	192,122	228,557,876
4.25%, 05/15/39	61,368	76,734,097
4.25%, 11/15/40	258,535	324,259,319

Security	Par/ Shares (000)	Value
U.S. Government Obligations (continued)
U.S. Treasury Note/Bond (continued)
4.38%, 02/15/38	$60,941	$77,214,151
4.38%, 11/15/39	67,309	85,594,980
4.38%, 05/15/40	124,333	158,363,920
4.50%, 02/15/36	14,270	18,262,895
4.50%, 05/15/38	40,381	52,009,595
4.63%, 02/15/40	204,341	268,683,942
5.00%, 05/15/37	11,065	15,069,259

		6,695,753,970

Total U.S. Government & Agency Obligations — 98.7% (Cost: $7,046,906,508)		6,695,753,970

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(a)(b)	92,162	92,162,075

Total Short-Term Investments — 1.3% (Cost: $92,162,075)		92,162,075

Total Investments in Securities — 100.0% (Cost: $7,139,068,583)		6,787,916,045
Other Assets, Less Liabilities — (0.0)%		(1,613,782)

Net Assets — 100.0%		$6,786,302,263

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/17 (000)	Net Activity (000)	Shares Held at 11/30/17 (000)	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	50,337	41,825	92,162	$92,162,075	$358,566	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government & Agency Obligations	$—	$6,695,753,970	$—	$6,695,753,970
Money Market Funds	92,162,075	—	—	92,162,075

	$92,162,075	$6,695,753,970	$—	$6,787,916,045

41

Schedule of Investments (unaudited) November 30, 2017	iShares® Agency Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Government Obligations(a)

Iraq — 1.4%
Iraq Government AID Bond 2.15%, 01/18/22	$6,650	$6,635,503

Israel — 6.4%
Israel Government AID Bond
0.00%, 09/15/20(b)	4	3,743
5.50%, 09/18/23	25,596	29,915,069

		29,918,812
Tunisia — 0.8%
Tunisia Government AID Bond 1.42%, 08/05/21	3,860	3,748,986

Ukraine — 0.4%
Ukraine Government AID Bond 1.47%, 09/29/21	1,882	1,835,044

Total Foreign Government Obligations — 9.0% (Cost: $42,245,747)		42,138,345

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 89.7%
Federal Farm Credit Banks
1.30%, 12/14/18	2,871	2,856,272
2.50%, 04/09/26	504	496,193
3.35%, 03/23/33	100	101,848
3.39%, 03/20/34	100	102,005
5.13%, 07/09/29	267	316,339
5.41%, 04/17/36	250	317,775
5.75%, 07/24/28	400	502,636
Federal Home Loan Banks
0.88%, 08/05/19	11,000	10,827,410
1.00%, 09/26/19	400	394,040
1.25%, 01/16/19	6,815	6,775,200
1.38%, 05/28/19	25,215	25,064,719
1.38%, 11/15/19	10,995	10,885,270
1.50%, 03/08/19	6,900	6,874,470
1.63%, 06/14/19	5,000	4,984,050
1.75%, 06/12/20	2,000	1,990,380
1.88%, 11/29/21	3,400	3,371,950
2.75%, 12/13/24	440	446,692
3.00%, 09/11/26	2,000	2,054,060
4.00%, 09/01/28	810	884,285
4.13%, 12/13/19	350	365,330
4.50%, 09/13/19	1,780	1,862,396
5.00%, 09/28/29	4,005	4,754,576
5.38%, 05/15/19	65	68,279
5.38%, 08/15/24	520	613,735
5.50%, 07/15/36	4,130	5,603,584
5.63%, 03/14/36	500	677,080
5.75%, 06/12/26	2,400	2,957,064
Federal Home Loan Mortgage Corp.
0.00%, 11/29/19(b)	2	1,914
0.88%, 07/19/19	24,000	23,634,480
1.13%, 04/15/19	779	771,903
1.13%, 08/12/21	4,000	3,865,440
1.25%, 07/26/19 (Call 01/26/18)	10,000	9,896,900
1.25%, 08/01/19	5,000	4,944,400
1.25%, 10/02/19	25,787	25,510,563
1.38%, 08/15/19	18,455	18,311,236
1.38%, 04/20/20	5,000	4,937,250
1.75%, 05/30/19	9,367	9,362,785

Security	Par (000)	Value
U.S. Government Agency Obligations (continued)
Federal Home Loan Mortgage Corp. (continued)
2.38%, 01/13/22	$79	$79,777
6.25%, 07/15/32	1,617	2,262,652
6.75%, 09/15/29	151	210,425
6.75%, 03/15/31	2,431	3,476,038
Federal National Mortgage Association
0.00%, 10/09/19(b)	51,749	49,767,531
1.00%, 02/26/19	25,000	24,767,500
1.00%, 10/24/19	10,082	9,921,797
1.25%, 08/17/21	10,009	9,718,839
1.38%, 02/26/21	1,600	1,568,672
1.63%, 01/21/20	11,391	11,331,197
1.75%, 09/12/19	3,000	2,995,620
1.88%, 04/05/22	85	84,091
2.00%, 01/05/22	1,000	995,110
2.63%, 09/06/24	1,000	1,015,870
5.63%, 07/15/37	394	546,687
6.03%, 10/08/27	1,620	2,071,478
6.09%, 09/27/27	700	896,357
6.21%, 08/06/38	2,166	3,202,063
6.25%, 05/15/29	4,220	5,640,663
6.32%, 12/20/27	292	378,193
6.63%, 11/15/30	12,573	17,729,564
7.13%, 01/15/30	110	158,487
7.25%, 05/15/30	9,849	14,429,277
8.28%, 01/10/25	3	4,122
Federal National Mortgage Association Principal STRIPS 0.00%, 03/23/28(b)	100	74,167
Financing Corp.
8.60%, 09/26/19	4,753	5,314,139
9.40%, 02/08/18	250	253,530
9.65%, 11/02/18	380	407,094
10.35%, 08/03/18	3,135	3,309,964
Financing Corp. Principal STRIPS
0.00%, 02/08/18(b)	90	89,699
0.00%, 05/11/18(b)	90	89,188
0.00%, 08/03/18(b)	53	52,295
0.00%, 11/02/18(b)	287	281,877
0.00%, 12/27/18(b)	30	29,292
0.00%, 03/07/19(b)	4,105	4,002,909
0.00%, 09/26/19(b)	1,782	1,714,747
Navient Solutions Inc. 0.00%, 10/03/22(b)	5,797	5,065,187
NCUA Guaranteed Notes Series A4 3.00%, 06/12/19	504	512,502
Private Export Funding Corp.
Series HH, 1.45%, 08/15/19	1,513	1,499,035
Series KK, 3.55%, 01/15/24	5,045	5,359,909
Series Z, 4.38%, 03/15/19	475	489,497
Residual Funding Corp. Principal STRIPS
0.00%, 07/15/20(b)	9,091	8,572,268
0.00%, 10/15/20(b)	6,940	6,530,124
Resolution Funding Corp. Series B 9.38%, 10/15/20	1,000	1,201,840
Tennessee Valley Authority
2.88%, 09/15/24	36	36,937
2.88%, 02/01/27	3,532	3,595,258
4.25%, 09/15/65	1,887	2,184,429
4.63%, 09/15/60	515	637,349
5.25%, 09/15/39	2,400	3,196,056
5.38%, 04/01/56	500	693,615
5.88%, 04/01/36	3,540	4,907,821

		420,737,247

42

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Agency Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value
U.S. Government Obligations — 0.7%
U.S. Treasury Note/Bond 2.88%, 11/15/46	$3,450	$3,477,573

Total U.S. Government & Agency Obligations — 90.4% (Cost: $425,397,063)		424,214,820

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(c)(d)	944	943,626

Total Short-Term Investments — 0.2% (Cost: $943,626)		943,626

Total Investments in Securities — 99.6% (Cost: $468,586,436)		467,296,791
Other Assets, Less Liabilities — 0.4%		1,776,832

Net Assets — 100.0%		$469,073,623

(a)	Investments are denominated in U.S. dollars.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/17 (000)	Net Activity (000)	Shares Held at 11/30/17 (000)	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,816	(872)	944	$943,626	$14,738	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign Government Obligations	$—	$42,138,345	$—	$42,138,345
U.S. Government & Agency Obligations	—	424,214,820	—	424,214,820
Money Market Funds	943,626	—	—	943,626

	$943,626	$466,353,165	$—	$467,296,791

Portfolio Abbreviations — Fixed Income

STRIPS	Separate Trading of Registered Interest & Principal of Securities

43

Schedule of Investments (unaudited) November 30, 2017	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations

California — 99.5%
Acalanes Union High School District GO
Series A, 0.00%, 08/01/39 (Call 08/01/29)(a)	$200	$184,680
Series B, 0.00%, 08/01/46 (PR 08/01/21)(a)	2,580	401,990
Alameda Corridor Transportation Authority RB
Series B, 5.00%, 10/01/35 (Call 10/01/26)	2,000	2,281,400
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	600	691,404
Alameda County Joint Powers Authority RB 5.00%, 12/01/34 (PR 12/01/17) (AGM)	250	250,000
Alameda County Transportation Commission RB 4.00%, 03/01/22	535	587,441
Alvord Unified School District GO Series B, 0.00%, 08/01/43 (AGM)(a)	2,500	928,300
Anaheim Housing & Public Improvements Authority RB
5.00%, 10/01/35 (Call 10/01/21)	500	557,105
5.00%, 10/01/41 (Call 10/01/21)	1,000	1,102,540
Bay Area Toll Authority RB
1.38%, 04/01/53 (Call 10/01/19)	1,300	1,285,713
2.00%, 04/01/53 (Call 10/01/23)	1,500	1,492,020
2.10%, 04/01/45 (Call 10/01/21)	500	502,380
2.13%, 04/01/53 (Call 10/01/24)	1,200	1,193,928
2.85%, 04/01/47 (Call 10/01/24)	750	778,792
2.95%, 04/01/47 (Call 10/01/25)	750	780,345
4.00%, 04/01/29 (Call 04/01/27)	500	558,500
4.00%, 04/01/33 (Call 04/01/27)	1,200	1,305,096
4.00%, 04/01/37 (Call 04/01/27)	2,000	2,143,060
4.00%, 04/01/47 (Call 04/01/27)	2,000	2,113,160
4.00%, 04/01/49 (Call 04/01/27)	500	526,645
5.00%, 04/01/28	400	503,772
Series C, 1.88%, 04/01/47 (Call 10/01/18)	2,875	2,883,079
Series E, 2.00%, 04/01/34 (Call 10/01/20)	1,000	1,003,820
Series F-1, 4.00%, 04/01/18	1,685	1,700,553
Series F-1, 5.00%, 04/01/21	205	227,548
Series F-1, 5.00%, 04/01/25 (PR 04/01/19)	380	397,632
Series F-1, 5.00%, 04/01/27 (Call 04/01/22)	1,000	1,134,340
Series F-1, 5.00%, 04/01/28 (Call 04/01/22)	1,200	1,360,128
Series F-1, 5.00%, 04/01/28 (PR 04/01/19)	375	392,400
Series F-1, 5.00%, 04/01/31 (Call 04/01/22)	1,350	1,525,338
Series F-1, 5.00%, 04/01/34 (PR 04/01/19)	1,695	1,773,648
Series F-1, 5.00%, 04/01/39 (PR 04/01/18)	2,150	2,176,724
Series F-1, 5.00%, 04/01/54 (Call 04/01/24)	3,150	3,552,916
Series F-1, 5.00%, 04/01/56 (Call 04/01/27)	1,405	1,611,113
Series F-1, 5.13%, 04/01/39 (PR 04/01/19)	1,000	1,048,040
Series F-1, 5.13%, 04/01/47 (PR 04/01/18)	225	227,889
Series F-1, 5.25%, 04/01/24 (PR 04/01/19)	1,140	1,196,624
Series F-1, 5.25%, 04/01/27 (PR 04/01/19)	120	125,960
Series F-1, 5.50%, 04/01/43 (PR 04/01/18)	1,620	1,642,761
Series F-1, 5.63%, 04/01/44 (PR 04/01/19)	500	527,285
Series F-2, 4.00%, 04/01/20	500	528,215
Series S-2, 5.00%, 10/01/42 (PR 10/01/20)	695	761,616
Series S-4, 5.00%, 04/01/32 (PR 04/01/23)	500	583,650
Series S-4, 5.00%, 04/01/38 (PR 04/01/23)	545	636,178
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	1,750	2,042,775
Series S-4, 5.25%, 04/01/48 (PR 04/01/23)	250	294,995
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	1,000	1,179,980
Series S-6, 5.00%, 10/01/54 (Call 10/01/24)	2,835	3,214,266
Bay Area Water Supply & Conservation Agency RB Series A, 5.00%, 10/01/34 (Call 04/01/23)	350	399,357

Security	Par (000)	Value
California (continued)
California Educational Facilities Authority RB
5.00%, 04/01/45 (Call 04/01/25)	$1,000	$1,119,525
5.00%, 10/01/49 (Call 04/01/26)	250	290,783
5.25%, 04/01/40	175	236,658
Series U-3, 5.00%, 06/01/43	1,140	1,522,174
Series U-5, 5.00%, 05/01/21	1,380	1,541,833
Series U-6, 5.00%, 05/01/45	2,010	2,707,189
Series U-7, 5.00%, 06/01/46	2,150	2,909,272
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/21	500	562,820
5.00%, 10/01/22	300	346,395
5.00%, 07/01/23 (ETM) (AGM)	250	293,265
5.00%, 07/01/29 (PR 01/01/28) (FGIC)	810	1,001,298
5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	1,370	1,736,174
5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	740	937,787
Series A, 4.00%, 10/01/45 (Call 10/01/26)	500	531,710
Series A, 5.00%, 10/01/41 (Call 10/01/26)	700	825,048
California Municipal Finance Authority RB
0.84%, 11/01/35 (Put 12/01/17)(b)	2,700	2,700,000
5.00%, 06/01/42 (Call 06/01/27)	500	587,030
Series A, 0.93%, 08/01/28 (Put 12/01/17)(b)	500	500,000
California State Public Works Board RB
6.00%, 11/01/34 (PR 11/01/19)	360	390,215
Series A, 5.00%, 12/01/19 (AMBAC)	175	180,997
Series A, 5.00%, 04/01/20	350	376,212
Series A, 5.00%, 04/01/24 (Call 04/01/22)	1,000	1,134,780
Series A, 5.00%, 04/01/26 (Call 04/01/22)	225	254,124
Series A, 5.00%, 09/01/29 (Call 09/01/24)	300	347,262
Series A, 5.00%, 04/01/30 (Call 04/01/22)	1,500	1,678,245
Series A, 5.00%, 04/01/32 (Call 04/01/22)	405	450,996
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,000	1,154,180
Series A, 5.00%, 04/01/34 (Call 04/01/22)	510	566,365
Series A, 5.00%, 09/01/34 (Call 09/01/24)	1,000	1,148,160
Series A, 5.00%, 04/01/37 (Call 04/01/22)	610	675,825
Series A, 5.00%, 03/01/38 (Call 03/01/23)	610	682,553
Series A, 5.00%, 09/01/39 (Call 09/01/24)	500	567,790
Series A-1, 5.75%, 03/01/30 (PR 03/01/20)	375	409,819
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,000	2,274,220
Series C, 4.00%, 10/01/20	270	286,821
Series D, 5.00%, 06/01/27 (Call 06/01/23)	340	389,749
Series D, 5.00%, 12/01/27 (Call 12/01/21)	975	1,088,266
Series D, 5.00%, 12/01/31 (Call 12/01/21)	1,000	1,108,460
Series E, 5.00%, 10/01/26	1,000	1,218,070
Series E, 5.00%, 06/01/28 (Call 06/01/23)	895	1,023,468
Series E, 5.00%, 04/01/34 (PR 04/01/19)	370	386,920
Series F, 5.00%, 05/01/18	300	304,626
Series F, 5.00%, 05/01/19	500	524,290
Series F, 5.00%, 09/01/20	375	407,685
Series F, 5.00%, 05/01/23	3,595	4,157,150
Series F, 5.00%, 05/01/26 (Call 05/01/25)	1,125	1,339,234
Series F, 5.00%, 05/01/28 (Call 05/01/25)	350	411,418
Series G, 5.00%, 01/01/21	1,360	1,491,743
Series G, 5.00%, 12/01/31 (PR 12/01/21)	500	564,240
Series G, 5.00%, 11/01/37 (Call 11/01/22)	1,000	1,122,650
Series G-1, 5.00%, 10/01/21 (PR 10/01/19)	100	106,238
Series G-1, 5.13%, 10/01/22 (PR 10/01/19)	275	292,771
Series G-1, 5.25%, 10/01/23 (PR 10/01/19)	105	112,020
Series I, 5.00%, 11/01/23	475	554,315
Series I, 5.00%, 11/01/38 (Call 11/01/23)	2,000	2,267,140
Series I-1, 6.13%, 11/01/29 (PR 11/01/19)	780	847,298

44

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
California State University RB
Series A, 4.00%, 11/01/28 (Call 11/01/22)	$180	$195,781
Series A, 4.00%, 11/01/35 (Call 05/01/26)	670	715,339
Series A, 4.00%, 11/01/37 (Call 05/01/26)	455	483,710
Series A, 4.00%, 11/01/38 (Call 05/01/26)	210	222,136
Series A, 4.00%, 11/01/45 (Call 05/01/26)	785	825,632
Series A, 5.00%, 11/01/23	1,000	1,180,430
Series A, 5.00%, 11/01/24 (Call 11/01/21)	750	842,587
Series A, 5.00%, 11/01/27 (Call 11/01/22)	1,000	1,143,600
Series A, 5.00%, 11/01/27 (Call 11/01/24)	400	474,792
Series A, 5.00%, 11/01/29 (Call 11/01/24)	200	235,846
Series A, 5.00%, 11/01/29 (Call 05/01/26)	300	363,132
Series A, 5.00%, 11/01/30 (Call 11/01/25)	1,000	1,191,800
Series A, 5.00%, 11/01/30 (Call 05/01/27)	520	633,246
Series A, 5.00%, 11/01/31 (Call 05/01/27)	500	605,610
Series A, 5.00%, 11/01/32 (Call 05/01/26)	2,490	2,978,140
Series A, 5.00%, 11/01/33 (Call 05/01/18) (AGM)	25	25,403
Series A, 5.00%, 11/01/33 (Call 11/01/24)	1,000	1,166,670
Series A, 5.00%, 11/01/33 (Call 11/01/25)	500	587,610
Series A, 5.00%, 11/01/33 (PR 05/01/18) (AGM)	960	974,957
Series A, 5.00%, 11/01/35 (Call 11/01/25)	1,325	1,549,932
Series A, 5.00%, 11/01/35 (Call 05/01/27)	450	536,301
Series A, 5.00%, 11/01/37 (Call 11/01/21)	2,410	2,669,918
Series A, 5.00%, 11/01/37 (Call 11/01/22)	325	364,540
Series A, 5.00%, 11/01/37 (Call 05/01/27)	1,555	1,843,266
Series A, 5.00%, 11/01/39 (Call 05/01/18) (AGM)	10	10,157
Series A, 5.00%, 11/01/39 (Call 11/01/24)	500	574,400
Series A, 5.00%, 11/01/39 (PR 05/01/18) (AGM)	845	858,165
Series A, 5.00%, 11/01/44 (Call 11/01/24)	1,290	1,455,868
Series A, 5.00%, 11/01/45 (Call 05/01/26)	2,260	2,624,628
Series A, 5.00%, 11/01/47 (Call 11/01/25)	1,200	1,366,008
Series A, 5.00%, 11/01/47 (Call 05/01/27)	900	1,053,819
Series A, 5.25%, 11/01/34 (PR 05/01/19)	250	263,193
Series B-2, 4.00%, 11/01/49 (Call 05/01/21)	200	215,444
Series B-3, 4.00%, 11/01/51 (Call 05/01/23)	200	221,378
California Statewide Communities Development Authority RB 5.00%, 05/15/40 (Call 05/15/26)	250	285,060
Centinela Valley Union High School District GO Series B, 4.00%, 08/01/50 (Call 08/01/26) (AGM)	300	312,021
Cerritos Community College District GO
Series A, 4.00%, 08/01/44 (Call 08/01/24)	250	260,073
Series A, 5.00%, 08/01/39 (Call 08/01/24)	500	574,565
Chabot-Las Positas Community College District GO
4.00%, 08/01/33 (Call 08/01/26)	1,000	1,081,270
4.00%, 08/01/34 (Call 08/01/26)	1,000	1,077,310
5.00%, 08/01/31 (Call 08/01/23)	300	346,005
Series A, 4.00%, 08/01/19	1,000	1,040,950
Series A, 4.00%, 08/01/20	500	532,045
Series A, 4.00%, 08/01/47 (Call 08/01/27)	1,000	1,063,420
Chaffey Joint Union High School District GO Series B, 4.00%, 08/01/44 (Call 02/01/25)	500	524,415
City & County of San Francisco CA COP Series A, 5.00%, 04/01/29 (Call 04/01/19)	400	417,696
City & County of San Francisco CA GO
Series R1, 5.00%, 06/15/18	500	510,205
Series R1, 5.00%, 06/15/19	395	416,148
Series R1, 5.00%, 06/15/20	500	543,295
Series R1, 5.00%, 06/15/21	150	167,603
Series R1, 5.00%, 06/15/26 (Call 06/15/23)	500	582,150

Security	Par (000)	Value
California (continued)
City of Long Beach CA Harbor Revenue RB
Series C, 4.00%, 11/15/18	$150	$153,843
Series C, 5.00%, 11/15/18	2,420	2,504,700
Series C, 5.00%, 05/15/47 (Call 05/15/27)	1,000	1,180,590
City of Los Angeles CA GO
Series B, 5.00%, 09/01/19	630	668,310
Series B, 5.00%, 09/01/20	2,165	2,365,284
City of Los Angeles CA Wastewater System Revenue RB
Series A, 4.00%, 06/01/42 (Call 06/01/27)	500	534,210
Series A, 5.00%, 06/01/19	910	957,220
Series A, 5.00%, 06/01/20	725	787,386
Series A, 5.00%, 06/01/35 (Call 06/01/23)	2,450	2,804,392
Series A, 5.00%, 06/01/43 (Call 06/01/23)	500	561,315
Series B, 5.00%, 06/01/22	250	285,998
Series B, 5.00%, 06/01/23	235	275,495
Series B, 5.00%, 06/01/30 (Call 06/01/22)	170	192,979
Series B, 5.00%, 06/01/32 (Call 06/01/22)	500	563,445
Series C, 5.00%, 06/01/45 (Call 06/01/25)	1,915	2,218,968
City of Los Angeles Department of Airports RB
Series A, 5.00%, 05/15/26 (Call 05/15/20)	500	540,885
Series A, 5.00%, 05/15/27 (Call 05/15/20)	245	264,972
Series A, 5.00%, 05/15/28 (Call 05/15/20)	800	865,016
Series A, 5.00%, 05/15/32 (Call 05/15/20)	1,490	1,606,235
Series A, 5.00%, 05/15/40 (Call 05/15/20)	2,490	2,672,467
Series B, 5.00%, 05/15/35 (Call 05/15/22)	500	561,930
Series B, 5.00%, 05/15/42 (Call 05/15/27)	1,500	1,762,710
Series C, 5.00%, 05/15/38 (Call 05/15/25)	1,750	2,017,312
Series D, 5.00%, 05/15/40 (Call 05/15/20)	1,450	1,556,256
City of Sacramento CA Water Revenue RB 5.00%, 09/01/42 (Call 09/01/23)	380	428,986
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/39 (Call 05/01/22)	415	428,886
5.00%, 11/01/22	1,500	1,730,610
5.00%, 11/01/25 (Call 05/01/25)	200	241,886
5.00%, 11/01/27 (Call 11/01/26)	500	616,325
5.00%, 11/01/29 (Call 11/01/26)	1,000	1,216,340
5.00%, 11/01/32 (Call 05/01/22)	1,525	1,715,732
5.00%, 11/01/32 (Call 05/01/25)	1,000	1,173,260
5.00%, 11/01/34 (Call 11/01/26)	1,695	2,013,626
5.00%, 11/01/36 (Call 05/01/25)	800	922,200
Series A, 4.00%, 11/01/39 (Call 11/01/26)	1,000	1,071,180
Series A, 4.00%, 11/01/41 (Call 05/01/22)	720	740,203
Series A, 5.00%, 11/01/30 (Call 11/01/21)	500	563,340
Series A, 5.00%, 11/01/33 (Call 05/01/22)	1,000	1,123,270
Series A, 5.00%, 11/01/37 (Call 11/01/21)	1,000	1,117,820
Series A, 5.00%, 11/01/41 (Call 11/01/21)	700	778,001
Series A, 5.00%, 11/01/43 (Call 05/01/22)	1,105	1,225,456
Series F, 5.00%, 11/01/25 (PR 11/01/20)	1,175	1,290,890
City of Vernon CA Electric System Revenue RB
Series A, 5.13%, 08/01/21 (Call 08/01/19)	250	263,853
Series A, 5.13%, 08/01/21 (PR 08/01/19)	105	109,532
Clovis Unified School District GO Series D, 4.00%, 08/01/40 (Call 08/01/25)	250	261,923
Coast Community College District GO
0.00%, 08/01/34 (Call 08/01/25)(a)	500	269,005
5.00%, 08/01/29 (Call 08/01/25)	500	595,830
5.00%, 08/01/31 (Call 08/01/25)	500	591,585
Series A, 4.00%, 08/01/38 (Call 08/01/23)	500	524,765

45

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
Coast Community College District GO (continued)
Series A, 5.00%, 08/01/38 (Call 08/01/23)	$860	$981,045
Series D, 4.00%, 08/01/42 (Call 08/01/27)	500	532,565
Contra Costa Community College District GO
5.00%, 08/01/38 (Call 08/01/23)	2,275	2,586,152
Series A, 4.00%, 08/01/39 (Call 08/01/24)	250	262,205
County of Orange CA Airport Revenue RB Series B, 5.00%, 07/01/28 (Call 07/01/19)	125	131,383
County of Sacramento CA Airport System Revenue RB
5.00%, 07/01/40 (Call 07/01/20)	250	267,558
Series A, 5.00%, 07/01/41 (Call 07/01/26)	1,000	1,155,110
Series C, 6.00%, 07/01/41 (PR 07/01/18)	500	513,620
County of Santa Clara CA GO
4.00%, 08/01/39 (Call 08/01/22)	250	259,793
Series A, 5.00%, 08/01/34 (PR 08/01/19)	1,425	1,504,914
Cucamonga Valley Water District RB Series A, 5.38%, 09/01/35 (Call 09/01/21) (AGM)	250	281,805
Desert Community College District GO
4.00%, 08/01/39 (Call 08/01/27)	500	532,565
5.00%, 08/01/37 (Call 02/01/26)	1,000	1,164,980
East Bay Municipal Utility District Water System Revenue RB
Series 2014-B, 5.00%, 06/01/24	575	687,257
Series A, 4.00%, 06/01/45 (Call 06/01/27)	840	893,214
Series A, 5.00%, 06/01/28 (PR 06/01/20)	500	542,640
Series A, 5.00%, 06/01/29 (Call 06/01/25)	300	361,632
Series A, 5.00%, 06/01/32 (Call 06/01/25)	1,500	1,794,345
Series A, 5.00%, 06/01/35 (Call 06/01/25)	500	592,795
Series A, 5.00%, 06/01/42 (Call 06/01/27)	250	297,400
Series A, 5.00%, 06/01/45 (Call 06/01/27)	2,500	2,967,100
Series B, 5.00%, 06/01/19	350	368,270
Series B, 5.00%, 06/01/20	535	581,037
Series B, 5.00%, 06/01/21	350	391,013
Series B, 5.00%, 06/01/23	1,435	1,680,643
Series B, 5.00%, 06/01/33 (Call 06/01/27)	1,000	1,214,790
Eastern Municipal Water District COP
Series H, 5.00%, 07/01/24 (PR 07/01/18)	190	194,034
Series H, 5.00%, 07/01/33 (PR 07/01/18)	330	337,006
Series H, 5.00%, 07/01/35 (PR 07/01/18)	1,580	1,613,543
Eastern Municipal Water District Financing Authority RB Series D, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,176,280
El Camino Community College District GO
Series 2012-A, 4.00%, 08/01/45 (Call 08/01/26)	500	528,475
Series C, 0.00%, 08/01/32(a)	700	439,537
Series C, 0.00%, 08/01/33(a)	125	75,336
Series C, 0.00%, 08/01/34(a)	2,050	1,182,563
El Dorado Irrigation District/El Dorado County Water Agency RB Series A, 5.00%, 03/01/34 (Call 03/01/24) (AGM)	250	286,680
Escondido Union High School District GO
0.00%, 08/01/37 (AGC)(a)	190	93,674
Series C, 0.00%, 08/01/46(a)	985	319,820
Series C, 0.00%, 08/01/51(a)	1,155	305,856
Foothill-De Anza Community College District GO
4.00%, 08/01/40 (Call 08/01/26)	1,960	2,085,322
Series C, 5.00%, 08/01/36 (PR 08/01/21)	370	414,800
Series C, 5.00%, 08/01/40 (PR 08/01/21)	1,190	1,334,085
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/01/30 (ETM)
(AGC-ICC AGM-CR RADIAN-IBCC)(a)	320	234,253
0.00%, 01/15/35 (AGM)(a)	300	153,861
Series A, 0.00%, 01/01/19 (ETM)(a)	565	555,401
Series A, 0.00%, 01/01/20 (ETM)(a)	1,100	1,062,688

Security	Par (000)	Value
California (continued)
Foothill-Eastern Transportation Corridor Agency RB (continued)
Series A, 0.00%, 01/01/23 (ETM)(a)	$225	$204,617
Series A, 0.00%, 01/01/25 (ETM)(a)	880	762,819
Series A, 0.00%, 01/01/26 (ETM)(a)	540	457,272
Series A, 0.00%, 01/01/28 (ETM)(a)	440	345,990
Series A, 0.00%, 01/01/29 (ETM)(a)	500	378,480
Series B-1, 3.95%, 01/15/53 (Call 07/15/27)	1,200	1,201,860
Fremont Union High School District GO 4.00%, 08/01/40 (Call 08/01/24)	1,950	2,055,982
Fresno Unified School District GO Series G, 0.00%, 08/01/41 (Call 08/01/21)(a)	500	116,485
Glendale Unified School District/CA GO Series B, 4.00%, 09/01/41 (Call 09/01/25)	350	369,054
Grossmont Union High School District GO 5.00%, 08/01/33 (PR 08/01/18)	430	440,561
Hayward Area Recreation & Park District GO Series A, 4.00%, 08/01/46 (Call 08/01/27)	1,000	1,061,710
Imperial Irrigation District Electric System Revenue RB
Series A, 5.00%, 11/01/33 (PR 11/01/18)	685	708,441
Series B-1, 5.00%, 11/01/46 (Call 11/01/26)	500	580,620
Irvine Ranch Water District SA
0.83%, 04/01/33 (Put 12/01/17)(b)	1,700	1,700,000
5.25%, 02/01/46 (Call 08/01/26)	1,000	1,199,940
Series B, 0.82%, 10/01/41 (Put 12/01/17)(b)	2,850	2,850,000
Long Beach Community College District GO
Series B, 0.00%, 08/01/49 (Call 08/01/42)(a)	250	144,225
Series B, 5.00%, 08/01/39 (PR 08/01/22)	500	570,935
Long Beach Unified School District GO
Series A, 5.00%, 08/01/20	500	545,020
Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	200	82,430
Los Angeles Community College District/CA GO
4.00%, 08/01/37 (Call 08/01/26)	500	536,285
5.00%, 08/01/38 (Call 08/01/26)	1,325	1,551,032
Series A, 4.00%, 08/01/32 (Call 08/01/24)	1,100	1,187,978
Series A, 5.00%, 08/01/20	500	545,290
Series A, 5.00%, 08/01/23	735	862,273
Series A, 5.00%, 08/01/29 (Call 08/01/24)	3,060	3,625,366
Series A, 5.00%, 08/01/30 (Call 08/01/24)	3,500	4,134,690
Series A, 5.00%, 08/01/31 (Call 08/01/24)	2,000	2,355,880
Series A, 6.00%, 08/01/33 (PR 08/01/19)	705	757,233
Series C, 5.00%, 08/01/25	260	316,360
Series C, 5.00%, 06/01/26	500	615,735
Series C, 5.25%, 08/01/39 (PR 08/01/20)	1,270	1,391,539
Series E-1, 5.00%, 08/01/33 (PR 08/01/18)	385	394,456
Series F-1, 5.00%, 08/01/33 (PR 08/01/18)	1,000	1,024,560
Los Angeles Convention & Exhibit Center Authority RB
Series A, 5.00%, 08/15/20 (PR 08/15/18)	120	123,120
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 07/01/18	35	35,766
Series A, 5.00%, 07/01/19	245	258,375
Series A, 5.00%, 07/01/20	2,670	2,906,562
Series A, 5.00%, 07/01/22 (Call 07/01/18) (AGC)	200	204,410
Series A, 5.00%, 06/01/32 (Call 06/01/26)	1,000	1,205,480
Series A, 5.00%, 07/01/32 (Call 07/01/23)	295	339,781
Series A, 5.00%, 07/01/42 (Call 07/01/27)	175	207,298
Series B, 5.00%, 07/01/18	445	454,737
Los Angeles County Public Works Financing Authority RB
4.00%, 08/01/37 (Call 08/01/22)	170	175,093
5.00%, 08/01/42 (Call 08/01/22)	500	552,775
Series A, 5.00%, 12/01/39 (Call 12/01/24)	500	570,090

46

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
Los Angeles County Public Works Financing Authority RB (continued)
Series D, 4.00%, 12/01/40 (Call 12/01/25)	$1,000	$1,060,360
Series D, 5.00%, 12/01/45 (Call 12/01/25)	500	569,825
Los Angeles County Sanitation Districts Financing Authority RB
Series A, 4.00%, 10/01/42 (Call 10/01/26)	500	528,555
Series A, 5.00%, 10/01/20	450	493,528
Los Angeles Department of Water & Power Power System Revenue RB Series C, 5.00%, 07/01/47 (Call 07/01/27)	2,000	2,356,240
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/18	1,215	1,241,511
Series A, 5.00%, 07/01/19	860	906,810
Series A, 5.00%, 07/01/20	1,000	1,087,280
Series A, 5.00%, 07/01/22 (Call 07/01/21)	495	552,514
Series A, 5.00%, 07/01/22 (PR 07/01/21)	5	5,575
Series A, 5.00%, 07/01/27 (Call 01/01/23)	875	1,007,457
Series A, 5.00%, 07/01/28 (Call 01/01/25)	1,290	1,532,881
Series A, 5.00%, 07/01/42 (Call 01/01/27)	695	816,771
Series A, 5.00%, 07/01/46 (Call 01/01/26)	2,000	2,314,420
Series A-1, 5.25%, 07/01/38 (Call 07/01/18)	2,750	2,813,607
Series B, 5.00%, 12/01/18 (Call 11/01/18)	1,300	1,344,239
Series B, 5.00%, 07/01/29 (Call 07/01/23)	585	677,810
Series B, 5.00%, 07/01/30 (Call 07/01/23)	500	578,750
Series B, 5.00%, 07/01/36 (Call 01/01/27)	1,000	1,184,890
Series B, 5.00%, 07/01/42 (Call 01/01/26)	2,230	2,587,558
Series B, 5.00%, 07/01/43 (Call 07/01/22)	2,945	3,306,057
Series B, 5.00%, 07/01/43 (Call 01/01/24)	940	1,071,102
Series D, 5.00%, 07/01/35 (Call 07/01/24)	1,550	1,809,129
Series D, 5.00%, 07/01/39 (Call 07/01/24)	3,700	4,289,151
Series D, 5.00%, 07/01/44 (Call 07/01/24)	500	573,385
Series E, 5.00%, 07/01/44 (Call 07/01/24)	500	573,385
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/41 (Call 01/01/21)	250	273,195
Series A, 5.00%, 07/01/43 (Call 07/01/22)	1,250	1,403,250
Series A, 5.00%, 07/01/44 (Call 01/01/27)	2,000	2,345,160
Series A, 5.00%, 07/01/46 (Call 01/01/26)	2,700	3,124,467
Series B, 5.00%, 07/01/33 (Call 07/01/23)	500	574,200
Series B, 5.00%, 07/01/43 (Call 07/01/22)	1,060	1,189,956
Series B, 5.00%, 07/01/46 (Call 01/01/26)	250	289,303
Los Angeles Unified School District/CA GO
5.00%, 07/01/20	1,000	1,087,280
Series A, 5.00%, 07/01/18	610	623,377
Series A, 5.00%, 07/01/21	1,000	1,117,670
Series A, 5.00%, 07/01/22	2,300	2,633,776
Series A, 5.00%, 07/01/23	2,975	3,481,226
Series A, 5.00%, 07/01/24	1,620	1,933,421
Series A, 5.00%, 07/01/25	1,000	1,213,800
Series A, 5.00%, 07/01/26	500	615,440
Series A, 5.00%, 07/01/27	2,500	3,113,575
Series A, 5.00%, 07/01/28 (Call 07/01/21)	1,950	2,164,383
Series A, 5.00%, 07/01/29 (Call 07/01/25)	1,000	1,184,410
Series A, 5.00%, 07/01/30 (Call 07/01/21)	500	554,235
Series A, 5.00%, 07/01/31 (Call 07/01/21)	1,000	1,107,740
Series A, 5.00%, 07/01/40 (Call 07/01/25)	1,000	1,154,370
Series A-1, 5.00%, 07/01/21	2,245	2,509,169
Series A-2, 5.50%, 07/01/18 (FGIC)	250	256,198
Series B, 5.00%, 07/01/18	500	510,965
Series B, 5.00%, 07/01/30 (Call 07/01/26)	1,000	1,205,570
Series C, 5.00%, 07/01/21	500	558,835
Series C, 5.00%, 07/01/23	1,000	1,170,160
Series C, 5.00%, 07/01/25 (Call 07/01/24)	1,000	1,190,060

Security	Par (000)	Value
California (continued)
Los Angeles Unified School District/CA GO (continued)
Series C, 5.00%, 07/01/26 (Call 07/01/24)	$455	$540,240
Series C, 5.00%, 07/01/27 (Call 07/01/24)	1,000	1,183,960
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	880,897
Series D, 5.00%, 01/01/34 (Call 07/01/19)	300	315,654
Series F, 5.00%, 01/01/34 (Call 07/01/19)	330	347,219
Series I, 5.00%, 07/01/27 (Call 07/01/19)	765	805,774
Series I, 5.00%, 01/01/34 (Call 07/01/19)	105	110,479
Series KRY, 5.00%, 07/01/18	250	255,483
Los Rios Community College District GO Series A, 5.00%, 08/01/35 (Call 08/01/20)	695	752,838
Mendocino-Lake Community College District GO
Series B, 0.00%, 08/01/46 (PR 08/01/21) (AGM)(a)	250	35,415
Series B, 0.00%, 08/01/51 (AGM)(a)	250	63,863
Merced Union High School District GO Series C, 0.00%, 08/01/46 (PR 08/01/21)(a)	1,000	156,370
Metropolitan Water District of Southern California RB
5.75%, 08/10/18	150	154,133
Series A, 0.85%, 07/01/47 (Put 12/01/17)(b)	1,400	1,400,000
Series A, 5.00%, 07/01/20	720	783,410
Series A, 5.00%, 07/01/28 (Call 07/01/25)	500	599,500
Series A, 5.00%, 10/01/29 (Call 04/01/22)	200	226,600
Series A, 5.00%, 01/01/34 (Call 01/01/19)	100	103,695
Series A, 5.00%, 01/01/39 (Call 01/01/19)	265	274,678
Series A, 5.00%, 07/01/40 (Call 07/01/25)	250	288,408
Series A-2, 0.90%, 07/01/35	1,800	1,800,000
Series B, 5.00%, 08/01/20 (Call 07/01/20)	1,000	1,088,340
Series B, 5.00%, 07/01/21 (Call 07/01/18)	225	230,002
Series B, 5.00%, 08/01/21 (Call 07/01/21)	600	672,156
Series B, 5.00%, 08/01/22 (Call 07/01/22)	500	574,225
Series B-1, 0.85%, 07/01/37 (Put 12/21/17)(b)	1,400	1,400,000
Series C, 5.00%, 07/01/18	1,000	1,021,990
Series C, 5.00%, 07/01/19	800	843,928
Series C, 5.00%, 10/01/27	900	1,129,680
Series C, 5.00%, 07/01/35 (Call 07/01/19)	450	473,841
Mount Diablo Unified School District/CA GO
5.00%, 06/01/37 (Call 08/01/22)	1,000	1,118,600
Series A, 0.00%, 08/01/35 (Call 08/01/25) (AGM)(a)	400	373,540
Mount San Antonio Community College District GO
0.00%, 08/01/28 (Call 02/01/28)(a)	1,000	964,620
0.00%, 08/01/43 (Call 08/01/35)(a)	2,000	1,623,720
Mountain View-Whisman School District GO Series B, 4.00%, 09/01/42 (Call 09/01/26)	250	265,923
Municipal Improvement Corp. of Los Angeles RB
Series A, 5.00%, 09/01/23 (PR 09/01/18)	30	30,827
Series A, 5.00%, 09/01/25 (PR 09/01/18)	500	513,790
Series B, 4.00%, 11/01/34 (Call 11/01/26)	1,200	1,275,792
Series B, 5.00%, 11/01/24	275	328,763
Series B, 5.00%, 11/01/29 (Call 11/01/26)	500	601,475
Series B, 5.00%, 11/01/30 (Call 11/01/26)	500	598,820
Newport Mesa Unified School District GO
0.00%, 08/01/23 (NPFGC)(a)	1,050	931,371
0.00%, 08/01/34(a)	750	438,352
0.00%, 08/01/36(a)	1,415	761,284
0.00%, 08/01/38(a)	500	246,150
0.00%, 08/01/44 (Call 08/01/27)(a)	1,000	350,560
Norman Y Mineta San Jose International Airport SJC RB Series B, 5.00%, 03/01/47 (Call 03/01/27)	1,000	1,165,600
Ohlone Community College District GO Series C, 4.00%, 08/01/45 (Call 08/01/26)	1,250	1,321,187

47

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
Orange County Sanitation District COP Series A, 5.00%, 02/01/39 (PR 02/01/19)	$500	$520,305
Orange County Water District COP
5.00%, 08/15/39 (PR 08/15/19)	885	937,312
Series A, 0.94%, 08/01/42 (Put 12/06/17)(b)	665	665,000
Palomar Community College District GO
Series C, 4.00%, 08/01/40 (Call 08/01/25)	250	263,655
Series D, 4.00%, 08/01/46 (Call 08/01/27)	500	530,855
Peralta Community College District GO Series C, 5.00%, 08/01/39 (PR 08/01/19)	145	153,253
Placentia-Yorba Linda Unified School District GO
0.00%, 08/01/42(a)	200	79,626
Series D, 0.00%, 08/01/40(a)	500	216,905
Series D, 0.00%, 08/01/46(a)	625	201,050
Port of Los Angeles RB
Series B, 5.00%, 08/01/44 (Call 08/01/24)	1,100	1,241,757
Series C, 4.00%, 08/01/39 (Call 08/01/26)	1,000	1,061,600
Poway Unified School District GO
0.00%, 08/01/31(a)	495	318,696
0.00%, 08/01/33(a)	250	146,780
0.00%, 08/01/35(a)	500	267,210
0.00%, 08/01/36(a)	1,000	511,080
0.00%, 08/01/38(a)	755	353,302
0.00%, 08/01/46(a)	3,450	1,078,056
Series B, 0.00%, 08/01/34(a)	500	280,050
Rio Hondo Community College District/CA GO
0.00%, 08/01/42 (Call 08/01/34)(a)	1,210	1,253,850
Series 2004-C, 0.00%, 08/01/42 (Call 08/01/34)(a)	750	788,715
Riverside CA Sewer Revenue RB Series A, 5.00%, 08/01/40 (Call 08/01/25)	500	566,120
Riverside County Public Financing Authority RB 5.25%, 11/01/45 (Call 11/01/25)	500	585,190
Riverside County Transportation Commission RB
Series A, 5.25%, 06/01/39 (Call 06/01/23)	750	865,620
Series A, 5.75%, 06/01/48 (Call 06/01/23)	1,000	1,118,940
Sacramento Area Flood Control Agency SA
5.63%, 10/01/37 (PR 10/01/18) (BHAC)	380	393,756
Series A, 5.00%, 10/01/47 (Call 10/01/26)	1,000	1,157,380
Sacramento City Financing Authority RB 5.25%, 12/01/30 (AMBAC)	650	797,686
Sacramento County Sanitation Districts Financing Authority RB Series A, 5.00%, 12/01/44 (Call 06/01/24)	1,000	1,141,870
Sacramento Municipal Utility District RB
Series A, 5.00%, 08/15/37 (Call 08/15/23)	585	670,217
Series A, 5.00%, 08/15/41 (Call 08/15/23)	1,000	1,136,500
Series K, 5.25%, 07/01/24 (AMBAC)	250	291,368
Series U, 5.00%, 08/15/22 (Call 08/15/18) (AGM)	850	872,763
Series U, 5.00%, 08/15/22 (PR 08/15/18) (AGM)	540	554,234
Series U, 5.00%, 08/15/24 (Call 08/15/18) (AGM)	520	533,853
Series U, 5.00%, 08/15/24 (PR 08/15/18) (AGM)	325	333,567
Series X, 5.00%, 08/15/20	200	218,542
Series X, 5.00%, 08/15/28 (Call 08/15/21)	175	195,472
Series X, 5.00%, 08/15/28 (PR 08/15/21)	60	67,111
Sacramento Suburban Water District COP Series A, 0.94%, 11/01/34 (Put 12/06/17)(b)	600	600,000
Sacramento Transportation Authority RB 0.97%, 10/01/38 (Put 12/01/17)(b)	800	800,000
San Bernardino Community College District GO Series A, 6.25%, 08/01/33 (PR 08/01/18)	800	826,184

Security	Par (000)	Value
California (continued)
San Diego Community College District GO
4.00%, 08/01/32 (Call 08/01/26)	$500	$551,495
5.00%, 08/01/28 (Call 08/01/26)	500	613,790
5.00%, 08/01/30 (Call 08/01/23)	250	291,530
5.00%, 08/01/30 (Call 08/01/26)	500	606,735
5.00%, 08/01/31 (Call 08/01/26)	2,000	2,412,980
5.00%, 08/01/41 (Call 08/01/26)	500	586,135
5.00%, 08/01/41 (PR 08/01/21)	210	235,427
5.00%, 08/01/43 (Call 08/01/23)	1,350	1,539,243
San Diego County Regional Airport Authority RB
Series A, 5.00%, 07/01/34 (Call 07/01/20)	315	342,326
Series A, 5.00%, 07/01/40 (Call 07/01/20)	475	516,078
Series A, 5.00%, 07/01/42 (Call 07/01/27)	1,000	1,179,030
Series A, 5.00%, 07/01/43 (Call 07/01/23)	255	290,542
San Diego County Regional Transportation Commission RB
5.00%, 04/01/48 (Call 04/01/24)	400	452,156
Series A, 5.00%, 04/01/41 (Call 04/01/26)	2,000	2,340,840
Series A, 5.00%, 04/01/42 (Call 04/01/22)	1,500	1,667,745
Series A, 5.00%, 04/01/48 (Call 04/01/22)	500	554,605
San Diego County Water Authority Financing Corp. COP
Series 2008, 5.00%, 05/01/38 (PR 05/01/18) (AGM)	3,830	3,889,671
Series A, 5.00%, 05/01/33 (PR 05/01/18) (AGM)	800	812,464
San Diego County Water Authority Financing Corp. RB
5.00%, 05/01/31 (Call 11/01/22)	605	692,180
5.00%, 05/01/34 (Call 11/01/22)	500	569,785
Series A, 5.00%, 05/01/33 (Call 05/01/26)	500	598,865
Series B, 5.00%, 05/01/38 (Call 05/01/26)	750	878,962
San Diego Public Facilities Financing Authority RB Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,000	1,145,170
San Diego Public Facilities Financing Authority Sewer Revenue RB
5.00%, 05/15/22	525	600,595
5.00%, 05/15/23	985	1,152,302
Series A, 4.00%, 05/15/20	625	662,869
Series A, 4.00%, 05/15/21	200	216,454
Series A, 5.00%, 05/15/21	500	557,860
Series A, 5.00%, 05/15/29 (Call 05/15/26)	500	609,535
Series A, 5.25%, 05/15/24 (PR 05/15/20)	830	904,717
Series A, 5.25%, 05/15/25 (PR 05/15/20)	300	327,006
Series A, 5.25%, 05/15/34 (PR 05/15/19)	1,000	1,054,220
Series A, 5.25%, 05/15/39 (PR 05/15/19)	4,500	4,743,990
Series B, 5.00%, 05/15/18	1,100	1,118,777
Series B, 5.00%, 05/15/19	965	1,013,732
Series B, 5.00%, 05/15/21 (PR 05/15/19)	140	146,987
Series B, 5.00%, 05/15/22 (PR 05/15/19)	510	535,454
Series B, 5.50%, 05/15/23 (PR 05/15/19)	2,045	2,161,647
San Diego Public Facilities Financing Authority Water Revenue RB
Series B, 5.00%, 08/01/24	1,000	1,200,620
Series B, 5.00%, 08/01/27 (Call 08/01/26)	1,500	1,834,725
Series B, 5.50%, 08/01/39 (PR 08/01/19)	1,000	1,065,080
San Diego Regional Building Authority RB 5.38%, 02/01/36 (PR 02/01/19)	400	417,724
San Diego Unified School District/CA GO
0.00%, 07/01/30(a)	790	533,921
0.00%, 07/01/35(a)	300	162,756
0.00%, 07/01/36(a)	1,240	643,820
0.00%, 07/01/38(a)	650	310,700
0.00%, 07/01/39(a)	1,100	505,120
0.00%, 07/01/42(a)	215	87,329

48

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
San Diego Unified School District/CA GO (continued)
0.00%, 07/01/45(a)	$2,000	$716,020
5.00%, 07/01/28 (Call 07/01/25)	180	217,640
Series A, 0.00%, 07/01/19 (NPFGC)(a)	400	389,232
Series C, 0.00%, 07/01/46(a)	500	171,495
Series C, 0.00%, 07/01/47 (Call 07/01/40)(a)	600	488,394
Series C, 0.00%, 07/01/48 (Call 07/01/40)(a)	1,000	812,360
Series C, 5.00%, 07/01/35 (Call 07/01/23)	1,150	1,313,518
Series E, 0.00%, 07/01/32(a)	690	430,684
Series E, 0.00%, 07/01/42(a)	1,340	897,559
Series E, 0.00%, 07/01/47 (Call 07/01/42)(a)	1,815	1,249,718
Series E, 0.00%, 07/01/49(a)	3,300	976,437
Series G, 0.00%, 07/01/38 (Call 01/01/24)(a)	1,000	364,650
Series I, 4.00%, 07/01/47 (Call 07/01/27)	2,000	2,132,720
Series R-1, 0.00%, 07/01/31(a)	1,675	1,088,549
Series R-2, 0.00%, 07/01/40(a)	500	417,725
Series R-3, 5.00%, 07/01/20	1,000	1,087,280
Series R-3, 5.00%, 07/01/21	800	893,840
Series SR-1, 4.00%, 07/01/31 (Call 07/01/26)	500	549,050
San Dieguito Union High School District GO
Series A-2, 4.00%, 08/01/38 (Call 08/01/23)	250	261,720
Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	200	212,320
San Francisco Bay Area Rapid Transit District GO
4.00%, 08/01/37 (Call 08/01/27)	1,500	1,615,785
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,000	1,069,420
Series A, 5.00%, 08/01/47 (Call 08/01/27)	500	593,435
Series D, 4.00%, 08/01/33 (Call 08/01/25)	250	270,903
San Francisco Bay Area Rapid Transit District RB Series A, 5.00%, 07/01/36 (Call 07/01/22)	500	563,860
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/19	1,000	1,047,720
5.00%, 05/01/46 (Call 05/01/26)	1,165	1,346,356
Issue 32F, Second Series, 5.25%, 05/01/19 (NPFGC-FGIC)	995	1,045,934
Second Series, 5.00%, 05/01/26 (Call 05/01/22)	895	1,020,327
Second Series, 5.25%, 05/01/18 (NPFGC)	245	249,096
Second Series C, 5.00%, 05/01/18	160	162,514
Series A, 4.90%, 05/01/29 (Call 11/01/19)	1,205	1,277,553
Series A, 5.00%, 05/01/22	100	113,775
Series A, 5.00%, 05/01/26	500	613,380
Series B, 4.90%, 05/01/29 (Call 11/01/19)	500	530,105
Series B, 5.00%, 05/01/43 (Call 05/01/23)	250	280,085
Series B, 5.00%, 05/01/44 (Call 05/01/24)	995	1,133,842
Series B, 5.00%, 05/01/47 (Call 05/01/27)	1,500	1,756,365
Series C, 5.00%, 05/01/23 (Call 05/01/20)	430	463,867
Series C, 5.00%, 05/01/23 (PR 05/01/20)	320	346,074
Series D, 5.00%, 05/01/24 (Call 05/01/21)	640	710,317
Series D, 5.00%, 05/01/24 (PR 05/03/21)	30	33,428
Series D, 5.00%, 05/01/25	250	302,165
Series F, 5.00%, 05/01/35 (Call 05/01/20)	800	854,776
San Francisco City & County Public Utilities Commission Wastewater Revenue RB Series B, 4.00%, 10/01/39 (Call 10/01/22)	950	984,561
San Francisco Municipal Transportation Agency RB 4.00%, 03/01/46 (Call 03/01/27)	740	783,971
San Joaquin County Transportation Authority RB
4.00%, 03/01/41 (Call 03/01/27)	500	527,665
Series A, 5.50%, 03/01/41 (PR 03/01/21)	500	561,685
Series A, 6.00%, 03/01/36 (PR 03/01/21)	240	273,386

Security	Par (000)	Value
California (continued)
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/20 (ETM)(a)	$170	$164,234
0.00%, 01/01/22 (ETM)(a)	220	204,508
0.00%, 01/01/23 (ETM)(a)	450	409,234
0.00%, 01/01/26 (ETM)(a)	280	236,348
0.00%, 01/01/28 (ETM)(a)	750	601,627
5.00%, 01/15/34 (Call 01/15/25)	750	850,560
5.00%, 01/15/50 (Call 01/15/25)	3,750	4,176,300
Series A, 0.00%, 01/15/26 (NPFGC)(a)	400	311,892
Series A, 5.00%, 01/15/44 (Call 01/15/25)	2,000	2,235,440
San Jose Financing Authority RB Series A, 5.00%, 06/01/39 (Call 06/01/23)	250	280,250
San Jose Unified School District GO Series D, 5.00%, 08/01/32 (PR 08/01/18)	125	128,070
San Marcos Unified School District GO
0.00%, 08/01/28(a)	655	481,405
Series B, 0.00%, 08/01/38(a)	565	264,392
Series B, 0.00%, 08/01/47(a)	500	154,750
Series B, 0.00%, 08/01/51(a)	1,500	391,275
San Mateo County Community College District GO
5.00%, 09/01/45 (Call 09/01/25)	500	576,440
Series A, 0.00%, 09/01/21 (NPFGC)(a)	430	400,773
San Mateo Foster City School District/CA GO 0.00%, 08/01/42 (Call 08/01/31)(a)	250	217,228
San Mateo Joint Powers Financing Authority RB Series A, 5.00%, 07/15/36 (PR 07/15/18)	750	767,227
San Mateo Union High School District GO 0.00%, 09/01/33(a)	500	411,550
0.00%, 09/01/41 (Call 09/01/36)(a)	1,500	1,305,855
Series A, 0.00%, 07/01/51 (Call 09/01/41)(a)	750	510,022
Santa Barbara Secondary High School District GO Series A, 0.00%, 08/01/40(a)	555	229,615
Santa Clara Valley Transportation Authority RB
Series A, 0.94%, 06/01/26 (Put 12/01/17)(b)	800	800,000
Series B, 5.00%, 04/01/18	1,375	1,392,284
Series B, 5.00%, 04/01/19	175	183,215
Series B, 5.00%, 04/01/20	320	345,491
Series D, 0.95%, 04/01/36 (Put 12/01/17)(b)	500	500,000
Santa Clara Valley Water District RB Series A, 5.00%, 06/01/46 (Call 12/01/25)	250	288,365
Santa Monica Community College District GO Series B, 4.00%, 08/01/44 (Call 08/01/24)	1,000	1,043,330
South San Francisco Unified School District GO Series C, 4.00%, 09/01/37 (Call 09/01/25)	1,000	1,065,740
Southern California Public Power Authority RB
5.00%, 07/01/25 (Call 07/01/20)	585	634,509
5.00%, 07/01/26 (Call 01/01/25)	650	781,365
Series 1, 2.00%, 07/01/36 (Call 04/01/20)	1,000	1,007,940
Series 2010-1, 5.00%, 07/01/30 (Call 07/01/20)	700	757,393
Series A, 4.00%, 07/01/21	725	786,009
Series A, 5.00%, 07/01/18	1,195	1,221,075
Series A, 5.25%, 07/01/27 (PR 01/01/20)	650	699,328
Series B, 6.00%, 07/01/27 (PR 07/01/18)	195	200,368
Southern California Water Replenishment District RB 4.00%, 08/01/45 (Call 08/01/25)	1,000	1,059,500
Southwestern Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/27)	1,000	1,056,610
Series C, 0.00%, 08/01/41(a)	650	265,740
Series C, 0.00%, 08/01/46(a)	1,000	315,580
Series D, 5.00%, 08/01/44 (Call 08/01/25)	500	571,625

49

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
State of California Department of Water Resources Power Supply Revenue RB
Series F-5, 5.00%, 05/01/22 (PR 05/01/18)	$405	$411,310
Series H, 5.00%, 05/01/21 (PR 05/01/18) (AGM)	500	507,790
Series H, 5.00%, 05/01/22 (PR 05/01/18) (AGM)	1,150	1,167,917
Series K, 5.00%, 05/01/18	2,240	2,274,899
Series L, 5.00%, 05/01/18	1,500	1,523,370
Series L, 5.00%, 05/01/19	2,765	2,900,900
Series L, 5.00%, 05/01/20	1,125	1,217,216
Series L, 5.00%, 05/01/21 (PR 05/01/20)	925	1,000,369
Series L, 5.00%, 05/01/22 (Call 05/01/20)	530	573,317
Series L, 5.00%, 05/01/22 (PR 05/01/20)	870	940,888
Series N, 5.00%, 05/01/18	985	1,000,346
Series N, 5.00%, 05/01/20	2,110	2,282,957
Series N, 5.00%, 05/01/21	815	906,834
Series O, 5.00%, 05/01/21	3,600	4,005,648
Series O, 5.00%, 05/01/22	4,725	5,388,815
State of California Department of Water Resources RB
5.00%, 12/01/25 (Call 06/01/18)	10	10,189
5.00%, 12/01/25 (PR 06/01/18)	490	499,173
5.00%, 12/01/26 (Call 06/01/18)	20	20,377
5.00%, 12/01/26 (PR 06/01/18)	480	488,986
5.00%, 12/01/27 (PR 06/01/18)	2,830	2,882,978
Series AG, 5.00%, 12/01/26 (Call 12/01/19)	20	21,352
Series AG, 5.00%, 12/01/26 (PR 12/01/19)	230	245,879
Series AG, 5.00%, 12/01/29 (Call 12/01/19)	65	69,341
Series AG, 5.00%, 12/01/29 (PR 12/01/19)	255	272,605
Series AS, 5.00%, 12/01/20	340	374,058
Series AS, 5.00%, 12/01/20 (ETM)	5	5,499
Series AS, 5.00%, 12/01/22	640	739,334
Series AS, 5.00%, 12/01/22 (ETM)	10	11,532
Series AS, 5.00%, 12/01/25 (Call 12/01/24)	400	480,244
Series AS, 5.00%, 12/01/26 (Call 12/01/24)	1,055	1,262,835
Series AS, 5.00%, 12/01/27 (Call 12/01/24)	500	596,700
Series AS, 5.00%, 12/01/29 (Call 12/01/24)	320	379,594
Series AW, 5.00%, 12/01/28 (Call 12/01/26)	1,000	1,230,970
Series AW, 5.00%, 12/01/33 (Call 12/01/26)	500	604,130
State of California GO
2.00%, 11/01/18	1,750	1,761,497
3.00%, 12/01/32 (Call 06/01/19)	200	204,110
4.00%, 12/01/18 (PR 12/01/17)	250	250,000
4.00%, 05/01/23	1,000	1,109,610
4.00%, 09/01/28 (Call 09/01/26)	250	280,528
4.00%, 12/01/30 (Call 06/01/21)	200	214,896
4.00%, 09/01/33 (Call 09/01/26)	1,000	1,086,780
4.00%, 09/01/34 (Call 09/01/26)	800	866,208
4.00%, 11/01/34 (Call 11/01/27)	1,800	1,946,844
4.00%, 09/01/36 (Call 09/01/26)	2,000	2,151,120
4.00%, 09/01/37 (Call 09/01/26)	2,005	2,151,706
4.00%, 11/01/37 (Call 11/01/27)	2,000	2,143,680
4.00%, 11/01/44 (Call 11/01/24)	500	528,735
4.00%, 03/01/45 (Call 03/01/25)	500	528,305
4.00%, 08/01/45 (Call 08/01/25)	250	264,875
4.00%, 11/01/47 (Call 11/01/27)	1,500	1,591,995
4.50%, 03/01/21 (Call 03/01/20)	660	700,913
4.50%, 08/01/26 (Call 01/02/18)	10	10,025
4.50%, 08/01/30 (Call 01/02/18)	25	25,058
5.00%, 02/01/18	2,750	2,766,527
5.00%, 04/01/18	500	506,135
5.00%, 08/01/18	1,500	1,536,840

Security	Par (000)	Value
California (continued)
State of California GO (continued)
5.00%, 08/01/18 (Call 01/02/18)	$5	$5,015
5.00%, 09/01/18	1,000	1,027,580
5.00%, 10/01/18	350	360,703
5.00%, 11/01/18	500	516,785
5.00%, 08/01/19	3,000	3,168,750
5.00%, 08/01/19 (Call 01/02/18)	5	5,013
5.00%, 10/01/19	800	849,160
5.00%, 12/01/19	750	799,635
5.00%, 04/01/20	215	231,613
5.00%, 08/01/20	500	543,790
5.00%, 09/01/20	170	185,297
5.00%, 10/01/20	2,000	2,185,300
5.00%, 12/01/20	550	603,735
5.00%, 02/01/21	100	110,266
5.00%, 09/01/21	2,945	3,295,779
5.00%, 11/01/21	3,175	3,566,954
5.00%, 02/01/22	1,000	1,130,200
5.00%, 08/01/22 (Call 01/02/18)	5	5,014
5.00%, 09/01/22	1,720	1,969,882
5.00%, 08/01/23	955	1,113,645
5.00%, 09/01/23	3,465	4,048,645
5.00%, 10/01/23	1,000	1,170,150
5.00%, 11/01/23	1,375	1,611,294
5.00%, 11/01/23 (Call 11/01/20)	500	547,215
5.00%, 12/01/23	500	587,080
5.00%, 02/01/24 (Call 02/01/22)	220	248,268
5.00%, 08/01/24	500	593,750
5.00%, 08/01/24 (Call 01/02/18)	5	5,014
5.00%, 10/01/24 (Call 04/01/18)	1,000	1,011,380
5.00%, 11/01/24 (Call 11/01/20)	250	273,608
5.00%, 12/01/24 (Call 12/01/23)	400	469,664
5.00%, 12/01/24 (PR 12/01/17)	500	500,000
5.00%, 02/01/25 (Call 02/01/23)	1,000	1,149,490
5.00%, 03/01/25 (Call 03/01/20)	750	804,705
5.00%, 08/01/25	1,000	1,205,710
5.00%, 09/01/25 (Call 09/01/23)	3,450	4,024,977
5.00%, 10/01/25 (Call 04/01/18)	1,650	1,668,612
5.00%, 10/01/25 (Call 10/01/24)	400	475,628
5.00%, 11/01/25 (Call 11/01/23)	300	351,555
5.00%, 03/01/26 (Call 03/01/25)	1,250	1,494,162
5.00%, 08/01/26	2,000	2,441,000
5.00%, 08/01/26 (Call 08/01/25)	1,450	1,744,857
5.00%, 10/01/26 (Call 10/01/24)	500	593,485
5.00%, 02/01/27 (Call 02/01/23)	1,835	2,109,314
5.00%, 03/01/27 (Call 03/01/20)	300	321,882
5.00%, 08/01/27 (Call 08/01/26)	500	609,810
5.00%, 09/01/27 (Call 09/01/21)	500	558,400
5.00%, 09/01/27 (Call 09/01/26)	1,000	1,220,640
5.00%, 11/01/27 (Call 11/01/23)	700	819,441
5.00%, 08/01/28 (Call 08/01/25)	1,000	1,197,880
5.00%, 08/01/28 (Call 08/01/27)	1,500	1,844,550
5.00%, 02/01/29 (Call 02/01/23)	1,000	1,147,370
5.00%, 08/01/29 (Call 08/01/27)	2,000	2,440,060
5.00%, 09/01/29 (Call 09/01/26)	3,500	4,228,945
5.00%, 10/01/29 (Call 04/01/18)	750	758,310
5.00%, 10/01/29 (Call 10/01/19)	1,345	1,424,395
5.00%, 08/01/30 (Call 08/01/27)	2,000	2,424,700
5.00%, 09/01/30 (Call 09/01/18)	500	512,695
5.00%, 09/01/30 (Call 09/01/21)	2,800	3,127,040
5.00%, 09/01/30 (Call 09/01/26)	1,000	1,203,020

50

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
State of California GO (continued)
5.00%, 11/01/30 (Call 11/01/27)	$5,180	$6,300,071
5.00%, 02/01/31 (Call 02/01/22)	500	563,600
5.00%, 08/01/31 (PR 08/01/18)	250	256,058
5.00%, 09/01/31 (Call 09/01/21)	1,000	1,116,420
5.00%, 09/01/31 (Call 09/01/26)	2,000	2,397,320
5.00%, 10/01/31 (Call 10/01/24)	2,825	3,313,894
5.00%, 02/01/32 (Call 02/01/22)	500	563,390
5.00%, 05/01/32 (Call 05/01/24)	1,000	1,160,650
5.00%, 09/01/32 (Call 09/01/26)	3,000	3,582,960
5.00%, 09/01/33 (Call 09/01/23)	435	499,584
5.00%, 09/01/33 (Call 09/01/26)	1,500	1,784,985
5.00%, 09/01/34 (Call 09/01/26)	500	592,845
5.00%, 08/01/35 (Call 08/01/25)	1,000	1,170,950
5.00%, 08/01/35 (Call 08/01/26)	1,000	1,179,870
5.00%, 09/01/35 (Call 09/01/26)	1,000	1,181,400
5.00%, 10/01/37 (Call 10/01/24)	3,000	3,482,100
5.00%, 12/01/37 (Call 12/01/17)	20	20,000
5.00%, 12/01/37 (PR 12/01/17)	1,020	1,020,000
5.00%, 02/01/38 (Call 02/01/23)	4,545	5,129,123
5.00%, 04/01/38 (PR 04/01/18)	5,055	5,117,833
5.00%, 10/01/39 (Call 10/01/24)	1,000	1,160,020
5.00%, 09/01/41 (Call 09/01/21)	380	420,310
5.00%, 10/01/41 (Call 10/01/21)	4,290	4,754,864
5.00%, 04/01/42 (Call 04/01/22)	1,000	1,117,080
5.00%, 09/01/42 (Call 09/01/22)	750	845,842
5.00%, 04/01/43 (Call 04/01/23)	910	1,027,581
5.00%, 11/01/43 (Call 11/01/23)	3,000	3,427,230
5.00%, 08/01/45 (Call 08/01/25)	3,000	3,478,890
5.00%, 09/01/46 (Call 09/01/26)	1,000	1,169,500
5.00%, 11/01/47 (Call 11/01/27)	500	593,165
5.13%, 03/01/25 (PR 03/01/18)	500	504,660
5.25%, 09/01/22	1,815	2,099,211
5.25%, 10/01/22	600	695,238
5.25%, 02/01/23	500	583,525
5.25%, 09/01/25 (Call 09/01/21)	750	845,520
5.25%, 10/01/29 (Call 10/01/19)	1,375	1,464,361
5.25%, 08/01/32 (AGM)	1,825	2,350,983
5.25%, 03/01/38 (PR 03/01/18)	2,655	2,681,205
5.50%, 04/01/19	2,715	2,857,266
5.50%, 11/01/39 (Call 11/01/19)	4,485	4,822,093
5.50%, 03/01/40 (Call 03/01/20)	3,900	4,220,892
5.63%, 04/01/25 (Call 04/01/19)	350	368,816
5.75%, 04/01/29 (Call 04/01/19)	1,000	1,054,440
5.75%, 04/01/31 (Call 04/01/19)	2,500	2,642,900
6.00%, 03/01/33 (Call 03/01/20)	1,200	1,318,572
6.00%, 04/01/38 (Call 04/01/19)	6,065	6,418,286
6.00%, 11/01/39 (Call 11/01/19)	1,315	1,423,816
6.50%, 04/01/33 (Call 04/01/19)	3,055	3,260,021
Series A, 4.40%, 07/01/18 (ETM)	200	203,678
Series A, 4.60%, 07/01/19 (ETM)	1,145	1,200,761
Series A, 5.00%, 07/01/18 (ETM)	5,495	5,614,901
Series A, 5.00%, 07/01/19 (ETM)	815	859,752
Series A, 5.00%, 07/01/20 (PR 07/01/19)	8,015	8,455,104
Series A, 5.25%, 07/01/21 (PR 07/01/19)	3,800	4,023,402
Series B, 5.00%, 09/01/21	1,000	1,119,110
Series B, 5.00%, 09/01/22	1,265	1,448,779
Series B, 5.00%, 09/01/24	2,000	2,377,980
Series B, 5.00%, 09/01/25	1,000	1,206,970
Sunnyvale Elementary School District GO 4.00%, 09/01/42 (Call 09/01/25)	500	530,390

Security	Par (000)	Value
California (continued)
Ukiah Unified School District/CA GO 0.00%, 08/01/28 (NPFGC)(a)	$1,000	$725,010
University of California RB
Series AF, 5.00%, 05/15/18	250	254,303
Series AF, 5.00%, 05/15/20	685	742,561
Series AF, 5.00%, 05/15/39 (Call 05/15/23)	1,000	1,133,100
Series AI, 5.00%, 05/15/32 (Call 05/15/23)	1,000	1,148,520
Series AI, 5.00%, 05/15/38 (Call 05/15/23)	3,300	3,744,642
Series AK, 5.00%, 05/15/48	2,050	2,394,707
Series AM, 5.00%, 05/15/44 (Call 05/15/24)	700	796,446
Series AO, 5.00%, 05/15/19	660	693,818
Series AO, 5.00%, 05/15/23	250	292,605
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	3,000	3,615,210
Series AO, 5.00%, 05/15/40 (Call 05/15/25)	1,000	1,148,390
Series AR, 5.00%, 05/15/41 (Call 05/15/26)	855	1,000,521
Series AR, 5.00%, 05/15/46 (Call 05/15/26)	2,150	2,500,084
Series AT, 1.40%, 05/15/46 (Call 11/15/20)	1,000	985,040
Series AV, 4.00%, 05/15/45 (Call 05/15/27)	500	532,805
Series AV, 5.00%, 05/15/47 (Call 05/15/27)	2,000	2,352,100
Series G, 5.00%, 05/15/25 (Call 05/15/22)	1,000	1,136,620
Series G, 5.00%, 05/15/26 (Call 05/15/22)	500	567,395
Series G, 5.00%, 05/15/32 (Call 05/15/22)	725	814,798
Series G, 5.00%, 05/15/37 (Call 05/15/22)	1,320	1,472,196
Series G, 5.00%, 05/15/42 (Call 05/15/22)	1,300	1,441,752
Series I, 5.00%, 05/15/18	1,500	1,525,545
Series I, 5.00%, 05/15/28 (Call 05/15/25)	350	419,632
Series I, 5.00%, 05/15/31 (Call 05/15/25)	2,765	3,271,189
Series I, 5.00%, 05/15/32 (Call 05/15/25)	540	635,623
Series K, 4.00%, 05/15/46 (Call 05/15/26)	1,500	1,584,765
Series K, 5.00%, 05/15/35 (Call 05/15/26)	500	588,815
Series M, 4.00%, 05/15/47 (Call 05/15/27)	250	264,935
Series M, 5.00%, 05/15/33 (Call 05/15/27)	1,000	1,201,730
Series M, 5.00%, 05/15/47 (Call 05/15/27)	1,500	1,760,010
Series M, 5.00%, 05/15/52 (Call 05/15/27)	250	291,535
Ventura County Community College District GO Series C, 5.50%, 08/01/33 (PR 08/01/18)	1,250	1,284,787
Ventura County Public Financing Authority RB 5.00%, 11/01/43 (Call 11/01/22)	500	563,300
West Contra Costa Unified School District GO Series B, 5.63%, 08/01/35 (PR 08/01/18) (BHAC)	195	200,585
West Valley-Mission Community College District GO Series B, 4.00%, 08/01/40 (Call 08/01/25)	250	266,280
Whittier Union High School District GO 0.00%, 08/01/34 (Call 08/01/19)(a)	400	149,940
William S Hart Union High School District GO
Series A, 0.00%, 08/01/33(a)	450	256,199
Series B, 0.00%, 08/01/34 (AGM)(a)	1,250	707,037
Series C, 0.00%, 08/01/37 (Call 08/01/23)(a)	500	210,975
Series C, 4.00%, 08/01/38 (Call 08/01/23)	500	518,960
Yosemite Community College District GO
Series C, 5.00%, 08/01/28 (PR 08/01/18) (AGM)	245	251,017
Series C, 5.00%, 08/01/32 (PR 08/01/18) (AGM)	500	512,280

51

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
Yuba Community College District GO 5.00%, 08/01/22 (Call 01/02/18) (AMBAC)	$20	$20,057

		818,449,640

Total Municipal Debt Obligations — 99.5% (Cost: $804,221,362)		818,449,640

Total Investments in Securities — 99.5% (Cost: $804,221,362)		818,449,640
Other Assets, Less Liabilities — 0.5%		3,783,485

Net Assets — 100.0%		$822,233,125

(a)	Zero-coupon bond.
(b)	Variable rate security that is payable on demand on each reset date. Rate shown is the rate in effect at period end.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$818,449,640	$—	$818,449,640

	$—	$818,449,640	$—	$818,449,640

Portfolio Abbreviations — Fixed Income

AGC	Assured Guaranty Corp.
AGC-ICC	Assured Guaranty Corp. — Insured Custody Certificate
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	Ambac Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
CR	Custodian Receipt
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NPFGC	National Public Finance Guarantee Corp.
NPFGC-FGIC	National Public Finance Guarantee Corp. — Financial Guaranty Insurance Co.
PR	Prerefunded
RADIAN-IBCC	Radian Asset Assurance — Insured Bond Custodial Certificate
RB	Revenue Bond

52

Schedule of Investments (unaudited) November 30, 2017	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.8%
Citigroup Commercial Mortgage Trust Series 2017-P7, Class A4, 3.71%, 04/14/50	$150	$156,814
CSAIL Commercial Mortgage Trust Series 2015-C1, Class B, 4.04%, 04/15/50(a)	130	133,155
GS Mortgage Securities Trust Series 2014-GC22, Class A5, 3.86%, 06/10/47	140	147,686
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4, 3.18%, 03/10/46	170	173,549

		611,204

Total Collaterized Mortgage Obligations — 1.8% (Cost: $620,897)		611,204

Corporate Bonds & Notes

Advertising — 0.1%
Lamar Media Corp. 5.75%, 02/01/26 (Call 02/01/21)	25	26,850
Omnicom Group Inc. 3.60%, 04/15/26 (Call 01/15/26)	25	25,115

		51,965
Aerospace & Defense — 0.5%
Arconic Inc. 5.13%, 10/01/24 (Call 07/01/24)	25	26,648
BAE Systems Holdings Inc. 3.80%, 10/07/24(b)	25	26,040
Lockheed Martin Corp. 3.55%, 01/15/26 (Call 10/15/25)	25	25,884
Northrop Grumman Corp. 3.25%, 08/01/23	25	25,548
TransDigm Inc. 6.50%, 07/15/24 (Call 07/15/19)	50	51,233
United Technologies Corp. 2.65%, 11/01/26 (Call 08/01/26)	25	24,053

		179,406
Agriculture — 0.2%
Archer-Daniels-Midland Co. 2.50%, 08/11/26 (Call 05/11/26)	10	9,488
BAT Capital Corp. 3.22%, 08/15/24 (Call 06/15/24)(b)	10	9,969
Philip Morris International Inc.
3.13%, 08/17/27 (Call 05/17/27)	10	9,954
3.60%, 11/15/23	25	25,945
Reynolds American Inc. 4.45%, 06/12/25 (Call 03/12/25)	25	26,661

		82,017
Airlines — 0.1%
Southwest Airlines Co. 3.45%, 11/16/27 (Call 08/16/27)	25	24,735
United Airlines Pass Through Trust Series 2013-1A, Class A, 4.30%, 08/15/25	21	22,626

		47,361
Apparel — 0.1%
Hanesbrands Inc. 4.63%, 05/15/24 (Call 02/15/24)(b)	25	25,460

Auto Manufacturers — 0.2%
American Honda Finance Corp. 2.30%, 09/09/26	10	9,419
BMW U.S. Capital LLC 2.80%, 04/11/26 (Call 01/11/26)(b)	10	9,784
Ford Motor Co. 4.35%, 12/08/26 (Call 09/08/26)	25	26,000
General Motors Financial Co. Inc.
4.25%, 05/15/23	10	10,453
4.35%, 01/17/27 (Call 10/17/26)	25	25,698

		81,354
Auto Parts & Equipment — 0.2%
American Axle & Manufacturing Inc. 6.50%, 04/01/27 (Call 04/01/22)(b)(c)	25	25,803
Dana Inc. 5.50%, 12/15/24 (Call 12/15/19)	25	26,450
Goodyear Tire & Rubber Co. (The) 5.13%, 11/15/23 (Call 11/15/18)	25	26,086

		78,339

Security	Par (000)	Value
Banks — 3.7%
Bank of America Corp.
3.30%, 01/11/23	$50	$51,098
4.45%, 03/03/26	75	79,457
Bank of New York Mellon Corp. (The) 2.80%, 05/04/26 (Call 02/04/26)	25	24,406
Bank of Nova Scotia (The) 4.50%, 12/16/25	25	26,242
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC 3.25%, 03/03/23	25	25,494
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	25	24,761
3.30%, 10/30/24 (Call 09/30/24)	25	24,886
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	25	24,629
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(d)	25	25,757
4.40%, 06/10/25	25	26,313
4.60%, 03/09/26	25	26,528
Commonwealth Bank of Australia 2.85%, 05/18/26(b)	25	24,342
Deutsche Bank AG/London 3.70%, 05/30/24	25	25,171
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	50	50,623
3.50%, 11/16/26 (Call 11/16/25)	25	24,935
3.63%, 01/22/23	25	25,685
3.75%, 02/25/26 (Call 11/25/25)	25	25,559
JPMorgan Chase & Co.
2.70%, 05/18/23 (Call 03/18/23)	50	49,655
3.30%, 04/01/26 (Call 01/01/26)	25	25,061
3.63%, 05/13/24	25	25,939
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(d)	50	51,564
4.13%, 12/15/26	25	26,118
KfW 2.50%, 11/20/24	35	35,005
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	25	23,414
2.38%, 06/10/25	10	9,905
Mitsubishi UFJ Financial Group Inc. 3.68%, 02/22/27	25	25,598
Morgan Stanley
3.13%, 07/27/26	25	24,524
3.75%, 02/25/23	25	25,888
3.88%, 01/27/26	25	25,917
4.00%, 07/23/25	25	26,142
4.10%, 05/22/23	25	26,068
4.35%, 09/08/26	10	10,451
MUFG Americas Holdings Corp. 3.00%, 02/10/25 (Call 01/10/25)	25	24,657
PNC Financial Services Group Inc. (The) 3.90%, 04/29/24 (Call 03/29/24)(e)	15	15,721
Royal Bank of Canada 4.65%, 01/27/26	25	26,818
Royal Bank of Scotland Group PLC 6.00%, 12/19/23	25	27,685
Santander Holdings USA Inc. 4.50%, 07/17/25 (Call 04/17/25)	25	26,013
Santander UK PLC 4.00%, 03/13/24	25	26,325
State Street Corp. 2.65%, 05/19/26	35	33,981
Sumitomo Mitsui Financial Group Inc. 3.78%, 03/09/26	25	25,865
Wells Fargo & Co.
3.00%, 04/22/26	10	9,776
3.00%, 10/23/26	25	24,355
3.07%, 01/24/23 (Call 01/24/22)	25	25,206
4.10%, 06/03/26	25	25,991
4.48%, 01/16/24	25	26,838
Westpac Banking Corp. 3.35%, 03/08/27	25	25,196

		1,291,562

53

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Beverages — 0.4%
Anheuser-Busch InBev Finance Inc.
3.30%, 02/01/23 (Call 12/01/22)	$25	$25,610
3.65%, 02/01/26 (Call 11/01/25)	35	35,900
Coca-Cola Co. (The) 2.50%, 04/01/23	25	24,932
Constellation Brands Inc. 3.70%, 12/06/26 (Call 09/06/26)	25	25,598
PepsiCo Inc. 3.60%, 03/01/24 (Call 12/01/23)	25	26,255

		138,295
Biotechnology — 0.2%
Amgen Inc. 3.63%, 05/22/24 (Call 02/22/24)	25	25,968
Celgene Corp. 3.88%, 08/15/25 (Call 05/15/25)	25	25,777
Gilead Sciences Inc. 3.65%, 03/01/26 (Call 12/01/25)	25	25,874

		77,619
Building Materials — 0.2%
Masco Corp. 4.45%, 04/01/25 (Call 01/01/25)	10	10,614
Owens Corning 3.40%, 08/15/26 (Call 05/15/26)	25	24,458
Standard Industries Inc./NJ 6.00%, 10/15/25 (Call 10/15/20)(b)	25	26,972

		62,044
Chemicals — 0.5%
Blue Cube Spinco Inc. 10.00%, 10/15/25 (Call 10/15/20)	25	30,442
Chemours Co. (The) 6.63%, 05/15/23 (Call 05/15/18)	25	26,459
Dow Chemical Co. (The) 3.50%, 10/01/24 (Call 07/01/24)	25	25,718
LYB International Finance BV 4.00%, 07/15/23	25	26,081
Mosaic Co. (The) 4.25%, 11/15/23 (Call 08/15/23)	25	25,920
NOVA Chemicals Corp. 5.25%, 08/01/23 (Call 08/01/18)(b)	25	25,743

		160,363
Commercial Services — 0.5%
ADT Corp. (The) 4.13%, 06/15/23	25	25,250
Avis Budget Car Rental LLC/Avis Budget Finance Inc. 5.50%, 04/01/23 (Call 04/01/18)(c)	25	25,545
Ecolab Inc.
3.25%, 01/14/23 (Call 11/14/22)	10	10,269
3.25%, 12/01/27 (Call 09/01/27)(b)	25	24,876
ERAC USA Finance LLC 3.85%, 11/15/24 (Call 08/15/24)(b)	25	25,832
Prime Security Services Borrower LLC/Prime Finance Inc. 9.25%, 05/15/23 (Call 05/15/19)(b)	25	27,599
United Rentals North America Inc. 5.75%, 11/15/24 (Call 05/15/19)	25	26,394

		165,765
Computers — 0.9%
Apple Inc.
2.90%, 09/12/27 (Call 06/12/27)	25	24,662
3.00%, 06/20/27 (Call 03/20/27)	25	24,846
3.25%, 02/23/26 (Call 11/23/25)	25	25,444
3.45%, 05/06/24	25	25,970
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (Call 04/15/23)(b)	25	26,930
6.02%, 06/15/26 (Call 03/15/26)(b)	25	27,527
7.13%, 06/15/24 (Call 06/15/19)(b)	25	27,212
Exela Intermediate LLC/Exela Finance Inc. 10.00%, 07/15/23 (Call 07/15/20)(b)	25	23,492
Hewlett Packard Enterprise Co. 4.90%, 10/15/25 (Call 07/15/25)	25	26,030
International Business Machines Corp. 7.00%, 10/30/25	25	32,061
Seagate HDD Cayman 4.75%, 06/01/23	25	25,238
Western Digital Corp. 10.50%, 04/01/24 (Call 04/01/19)	25	29,029

		318,441
Cosmetics & Personal Care — 0.0%
Procter & Gamble Co. (The) 2.85%, 08/11/27	10	9,891

Security	Par (000)	Value
Diversified Financial Services — 1.0%
Air Lease Corp. 3.63%, 12/01/27 (Call 09/01/27)	$25	$24,827
Ally Financial Inc. 5.75%, 11/20/25 (Call 10/20/25)(c)	25	27,440
American Express Co. 3.63%, 12/05/24 (Call 11/04/24)	25	25,683
American Express Credit Corp. 3.30%, 05/03/27 (Call 04/03/27)	10	10,056
Ameriprise Financial Inc. 4.00%, 10/15/23	25	26,500
Brookfield Finance LLC 4.00%, 04/01/24 (Call 02/01/24)	25	25,815
Discover Financial Services 3.75%, 03/04/25 (Call 12/04/24)	25	25,171
E*TRADE Financial Corp. 3.80%, 08/24/27 (Call 05/24/27)	25	24,946
Jefferies Group LLC 6.45%, 06/08/27	10	11,565
National Rural Utilities Cooperative Finance Corp. 2.85%, 01/27/25 (Call 10/27/24)	25	24,814
Navient Corp. 5.50%, 01/25/23	25	25,063
ORIX Corp. 3.70%, 07/18/27	25	25,146
Synchrony Financial 4.25%, 08/15/24 (Call 05/15/24)	25	25,973
Visa Inc. 3.15%, 12/14/25 (Call 09/14/25)	25	25,451

		328,450
Electric — 1.8%
Abu Dhabi National Energy Co. PJSC 3.88%, 05/06/24(f)	200	202,876
American Electric Power Co. Inc. 3.20%, 11/13/27 (Call 08/13/27) .	25	24,800
Avangrid Inc. 3.15%, 12/01/24 (Call 10/01/24)	25	24,960
Berkshire Hathaway Energy Co. 3.75%, 11/15/23 (Call 08/15/23)	10	10,459
Calpine Corp. 5.88%, 01/15/24 (Call 11/01/18)(b)	25	25,849
Commonwealth Edison Co. 2.95%, 08/15/27 (Call 05/15/27)	10	9,849
DTE Electric Co. 2.85%, 10/01/26 (Call 07/01/26)	25	24,013
Duke Energy Corp. 3.15%, 08/15/27 (Call 05/15/27)	10	9,865
Duke Energy Progress LLC 3.25%, 08/15/25 (Call 05/15/25)	25	25,450
Electricite de France SA 3.63%, 10/13/25 (Call 07/13/25)(b)	25	25,547
Entergy Arkansas Inc. 3.70%, 06/01/24 (Call 03/01/24)	25	26,239
Exelon Corp. 3.95%, 06/15/25 (Call 03/15/25)	25	26,082
FirstEnergy Corp.
Series B, 3.90%, 07/15/27 (Call 04/15/27)	10	10,201
Series B, 4.25%, 03/15/23 (Call 12/15/22)	25	26,242
NextEra Energy Capital Holdings Inc. 3.55%, 05/01/27 (Call 02/01/27)	10	10,205
NRG Energy Inc. 7.25%, 05/15/26 (Call 05/15/21)	25	27,417
San Diego Gas & Electric Co. 2.50%, 05/15/26 (Call 02/15/26)	25	23,972
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	25	25,034
3.25%, 07/01/26 (Call 04/01/26)	25	24,599
Talen Energy Supply LLC 10.50%, 01/15/26 (Call 01/15/22)(b)	10	10,075
Virginia Electric & Power Co. Series A, 3.10%, 05/15/25 (Call 02/15/25)	25	25,152

		618,886
Electrical Components & Equipment — 0.0%
Hubbell Inc. 3.15%, 08/15/27 (Call 05/15/27)	10	9,897

Electronics — 0.1%
Fortive Corp. 3.15%, 06/15/26 (Call 03/15/26)	10	9,911
Honeywell International Inc. 2.50%, 11/01/26 (Call 08/01/26)	25	23,937

		33,848
Entertainment — 0.2%
Regal Entertainment Group 5.75%, 02/01/25 (Call 02/01/18)	25	25,457
Scientific Games International Inc. 10.00%,12/01/22 (Call 12/01/18)	25	27,528

		52,985
Food — 0.6%
Albertsons Companies LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC 6.63%, 06/15/24 (Call 06/15/19)(c)	25	23,664
Kellogg Co. 3.40%, 11/15/27 (Call 08/15/27)	100	99,252

54

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Food (continued)
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	$25	$23,898
3.95%, 07/15/25 (Call 04/15/25)	10	10,306
Kroger Co. (The) 3.70%, 08/01/27 (Call 05/01/27)	10	10,033
McCormick & Co. Inc./MD 3.15%, 08/15/24 (Call 06/15/24)	10	10,042
Post Holdings Inc. 5.75%, 03/01/27 (Call 03/01/22)(b)	25	25,541
Sysco Corp. 3.30%, 07/15/26 (Call 04/15/26)	10	10,029

		212,765
Forest Products & Paper — 0.0%
Fibria Overseas Finance Ltd. 5.50%, 01/17/27	10	10,743

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.50%, 05/20/25 (Call 02/20/25)	25	25,345
Boston Gas Co. 3.15%, 08/01/27 (Call 05/01/27)(b)	10	9,927
NiSource Finance Corp. 3.49%, 05/15/27 (Call 02/15/27)	10	10,110
Sempra Energy 3.55%, 06/15/24 (Call 03/15/24)	10	10,251
Southern Co. Gas Capital Corp. 2.45%, 10/01/23 (Call 08/01/23)	10	9,702

		65,335
Health Care – Products — 0.3%
Abbott Laboratories 3.75%, 11/30/26 (Call 08/30/26)	25	25,493
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	25	24,285
3.15%, 01/15/23 (Call 10/15/22)	25	25,344
3.20%, 08/15/27 (Call 05/15/27)	10	9,820
Zimmer Biomet Holdings Inc. 3.55%, 04/01/25 (Call 01/01/25)	25	24,979

		109,921
Health Care – Services — 0.8%
Aetna Inc. 2.80%, 06/15/23 (Call 04/15/23)	10	9,855
Anthem Inc. 3.30%, 01/15/23	25	25,436
Centene Corp. 4.75%, 01/15/25 (Call 01/15/20)	25	25,641
CHS/Community Health Systems Inc. 6.25%, 03/31/23 (Call 03/31/20)	25	23,322
DaVita Inc. 5.13%, 07/15/24 (Call 07/15/19)	25	25,427
Envision Healthcare Corp. 6.25%, 12/01/24 (Call 12/01/19)(b)	25	26,297
HCA Inc. 5.38%, 02/01/25	50	51,885
HealthSouth Corp. 5.75%, 09/15/25 (Call 09/15/20)	25	25,975
Laboratory Corp. of America Holdings 3.25%, 09/01/24 (Call 07/01/24)	10	10,009
Tenet Healthcare Corp. 4.63%, 07/15/24 (Call 07/15/20)(b)	25	24,627
UnitedHealth Group Inc. 3.75%, 07/15/25	10	10,500

		258,974
Holding Companies – Diversified — 0.1%
Leucadia National Corp. 5.50%, 10/18/23 (Call 01/18/23)	25	26,653

Home Builders — 0.1%
Lennar Corp. 4.75%, 05/30/25 (Call 02/28/25)	25	25,932

Home Furnishings — 0.1%
Leggett & Platt Inc. 3.50%, 11/15/27 (Call 08/15/27)	25	24,763

Household Products & Wares — 0.1%
Church & Dwight Co. Inc. 3.15%, 08/01/27 (Call 05/01/27)	10	9,814
Spectrum Brands Inc. 5.75%, 07/15/25 (Call 07/15/20)	25	26,280

		36,094
Housewares — 0.1%
Newell Brands Inc. 3.85%, 04/01/23 (Call 02/01/23)	25	25,882

Security	Par (000)	Value
Insurance — 0.9%
Acrisure LLC/Acrisure Finance Inc. 7.00%, 11/15/25 (Call 11/15/20)(b)	$10	$9,865
Aflac Inc. 3.63%, 11/15/24	25	26,144
Allstate Corp. (The) 5.75%, 08/15/53 (Call 08/15/23), (3 mo. LIBOR US + 2.938%)(d)	25	27,319
American International Group Inc. 3.90%, 04/01/26 (Call 01/01/26)	35	36,076
Aon PLC 3.88%, 12/15/25 (Call 09/15/25)	25	26,112
AXIS Specialty Finance PLC 4.00%, 12/06/27	25	24,941
Berkshire Hathaway Inc. 3.13%, 03/15/26 (Call 12/15/25)	25	25,159
CNA Financial Corp. 3.45%, 08/15/27 (Call 05/10/27)	25	24,584
Manulife Financial Corp. 4.15%, 03/04/26	25	26,430
MetLife Inc. Series D, 4.37%, 09/15/23	25	26,966
Prudential Financial Inc. 5.63%, 06/15/43 (Call 06/15/23), (3 mo. LIBOR US + 3.920%)(d)	50	54,058

		307,654
Internet — 0.2%
Amazon.com Inc. 2.40%, 02/22/23 (Call 01/22/23)(b)	25	24,687
Expedia Inc. 4.50%, 08/15/24 (Call 05/15/24)	25	26,186
Netflix Inc. 4.38%, 11/15/26	25	24,589
Priceline Group Inc. (The) 2.75%, 03/15/23 (Call 02/15/23)	10	9,901

		85,363
Iron & Steel — 0.2%
ArcelorMittal 6.13%, 06/01/25	25	28,805
Vale Overseas Ltd. 6.25%, 08/10/26	25	28,985

		57,790
Lodging — 0.1%
Wyndham Worldwide Corp. 3.90%, 03/01/23 (Call 12/01/22)	10	9,957
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50%, 03/01/25 (Call 12/01/24)(b)	25	25,855

		35,812
Machinery — 0.1%
BlueLine Rental Finance Corp./BlueLine Rental LLC 9.25%, 03/15/24 (Call 03/15/20)(b)	25	27,075
John Deere Capital Corp. 2.80%, 03/06/23	10	10,073

		37,148
Manufacturing — 0.2%
3M Co. 2.88%, 10/15/27 (Call 07/15/27)	25	24,784
General Electric Co. 3.45%, 05/15/24 (Call 02/13/24)	25	25,865
Textron Inc. 3.65%, 03/15/27 (Call 12/15/26)	25	25,297

		75,946
Media — 1.2%
AMC Networks Inc. 5.00%, 04/01/24 (Call 04/01/20)	25	25,294
CBS Corp. 2.90%, 01/15/27 (Call 10/15/26)	25	23,331
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 02/15/26 (Call 02/15/21)(b)	25	25,921
5.88%, 04/01/24 (Call 04/01/19)(b)	25	26,200
Charter Communications Operating LLC/Charter Communications Operating Capital 4.91%, 07/23/25 (Call 04/23/25)	25	26,391
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	10	9,350
3.15%, 03/01/26 (Call 12/01/25)	25	25,076
Cox Communications Inc. 3.25%, 12/15/22(b)	25	25,064
CSC Holdings LLC 5.25%, 06/01/24	50	48,698
Discovery Communications LLC 4.90%, 03/11/26 (Call 12/11/25)	25	26,468
DISH DBS Corp. 5.88%, 11/15/24	25	25,192
Sirius XM Radio Inc. 6.00%, 07/15/24 (Call 07/15/19)(b)	25	26,562

55

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Media (continued)
Time Warner Inc.
3.60%, 07/15/25 (Call 04/15/25)	$25	$25,090
3.80%, 02/15/27 (Call 11/15/26)	10	9,995
Univision Communications Inc. 5.13%, 05/15/23 (Call 05/15/18)(b).	25	25,038
Viacom Inc.
3.45%, 10/04/26 (Call 07/04/26)	10	9,511
4.25%, 09/01/23 (Call 06/01/23)	25	25,262
Walt Disney Co. (The) 1.85%, 07/30/26	25	22,794

		431,237
Metal Fabricate & Hardware — 0.1%
Novelis Corp. 5.88%, 09/30/26 (Call 09/30/21)(b)	25	25,936
Precision Castparts Corp. 3.25%, 06/15/25 (Call 03/15/25)	10	10,199

		36,135
Mining — 0.2%
Freeport-McMoRan Inc. 4.55%, 11/14/24 (Call 08/14/24)(c)	25	24,926
Rio Tinto Finance USA PLC 2.88%, 08/21/22 (Call 05/21/22)	5	5,040
Teck Resources Ltd. 8.50%, 06/01/24 (Call 06/01/19)(b)	25	28,461
Yamana Gold Inc. 4.63%, 12/15/27(b)	25	24,962

		83,389
Office & Business Equipment — 0.0%
Pitney Bowes Inc. 4.63%, 03/15/24 (Call 12/15/23)	10	9,078

Oil & Gas — 2.4%
Anadarko Petroleum Corp. 3.45%, 07/15/24 (Call 04/15/24)	25	24,839
Antero Resources Corp. 5.00%, 03/01/25 (Call 03/01/20)	25	25,415
BP Capital Markets PLC 3.02%, 01/16/27 (Call 10/16/26)	25	24,677
Chesapeake Energy Corp. 8.00%, 12/15/22 (Call 12/15/18)(b)	19	20,312
Chevron Corp. 2.95%, 05/16/26 (Call 02/16/26)	25	24,871
CNOOC Nexen Finance 2014 ULC 4.25%, 04/30/24	200	211,400
ConocoPhillips Co. 2.40%, 12/15/22 (Call 09/15/22)	25	24,687
Continental Resources Inc./OK 4.50%, 04/15/23 (Call 01/15/23)	25	25,501
Ecopetrol SA 4.13%, 01/16/25	100	101,276
Exxon Mobil Corp. 3.04%, 03/01/26 (Call 12/01/25)	25	25,362
Gulfport Energy Corp. 6.38%, 05/15/25 (Call 05/15/20)	25	25,141
Marathon Oil Corp. 4.40%, 07/15/27 (Call 04/15/27)	25	25,762
MEG Energy Corp. 7.00%, 03/31/24 (Call 09/30/18)(b)	25	22,502
Newfield Exploration Co. 5.63%, 07/01/24	25	27,019
Occidental Petroleum Corp. 2.70%, 02/15/23 (Call 11/15/22)	25	25,059
Petrobras Global Finance BV 6.25%, 03/17/24	15	15,972
Petroleos de Venezuela SA
6.00%, 05/16/24(f)	15	3,450
9.00%, 11/17/21(f)	15	4,350
Range Resources Corp. 4.88%, 05/15/25 (Call 02/15/25)	25	24,390
Rowan Companies Inc. 4.75%, 01/15/24 (Call 10/15/23)	25	21,967
Shell International Finance BV 2.25%, 01/06/23	25	24,577
SM Energy Co. 5.00%, 01/15/24 (Call 07/15/18)	25	23,861
Statoil ASA 3.25%, 11/10/24	25	25,581
Total Capital International SA 2.70%, 01/25/23	25	25,110
Transocean Inc. 9.00%, 07/15/23 (Call 07/15/20)(b)	25	27,115

		830,196
Oil & Gas Services — 0.2%
Halliburton Co. 3.80%, 11/15/25 (Call 08/15/25)	25	25,762
Schlumberger Holdings Corp.
3.63%, 12/21/22 (Call 10/21/22)(b)	25	25,784
4.00%, 12/21/25 (Call 09/21/25)(b)	10	10,455

		62,001
Packaging & Containers — 0.4%
Ball Corp. 4.00%, 11/15/23	25	25,690
BWAY Holding Co. 5.50%, 04/15/24 (Call 04/15/20)(b)	25	26,094

Security	Par (000)	Value
Packaging & Containers (continued)
Owens-Brockway Glass Container Inc. 5.88%, 08/15/23(b)	$25	$27,191
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC 5.13%, 07/15/23 (Call 07/15/19)(b)	25	25,934
WestRock Co. 3.00%, 09/15/24 (Call 07/15/24)(b)	25	24,752

		129,661
Pharmaceuticals — 1.1%
AbbVie Inc. 3.60%, 05/14/25 (Call 02/14/25)	25	25,532
Allergan Funding SCS 3.80%, 03/15/25 (Call 12/15/24)	25	25,235
Allergan Inc./U.S. 2.80%, 03/15/23 (Call 12/15/22)	25	24,558
Endo Finance LLC/Endo Finco Inc. 5.38%, 01/15/23 (Call 01/02/18)(b)	25	19,780
Express Scripts Holding Co. 3.00%, 07/15/23 (Call 05/15/23)	25	24,741
Johnson & Johnson 3.38%, 12/05/23	50	52,362
Merck & Co. Inc. 2.75%, 02/10/25 (Call 11/10/24)	25	24,836
Mylan NV 3.95%, 06/15/26 (Call 03/15/26)	25	24,929
Novartis Capital Corp. 3.40%, 05/06/24	25	26,004
Pfizer Inc. 5.80%, 08/12/23	25	29,033
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/26 (Call 06/23/26)	25	24,087
Teva Pharmaceutical Finance Netherlands III BV 2.80%, 07/21/23	25	22,122
Valeant Pharmaceuticals International Inc. 6.13%, 04/15/25 (Call 04/15/20)(b)	25	21,431
Zoetis Inc. 3.00%, 09/12/27 (Call 06/12/27)	25	24,296

		368,946
Pipelines — 1.0%
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp. 4.15%, 08/15/26 (Call 05/15/26)(b)	25	25,011
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75%, 04/01/25 (Call 04/01/20)	25	25,897
Energy Transfer LP 4.05%, 03/15/25 (Call 12/15/24)	25	25,140
Enterprise Products Operating LLC 3.90%, 02/15/24 (Call 11/15/23)	25	25,998
Genesis Energy LP/Genesis Energy Finance Corp. 6.00%, 05/15/23 (Call 05/15/18)	25	25,316
Kinder Morgan Inc./DE 3.15%, 01/15/23 (Call 12/15/22)	25	24,824
MPLX LP
4.88%, 12/01/24 (Call 09/01/24)	10	10,733
4.88%, 06/01/25 (Call 03/01/25)	25	26,728
Plains All American Pipeline LP/PAA Finance Corp. 3.85%, 10/15/23 (Call 07/15/23)	25	24,886
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (Call 12/01/24)	25	27,513
5.88%, 06/30/26 (Call 12/31/25)	10	11,202
Sunoco Logistics Partners Operations LP 5.95%, 12/01/25 (Call 09/01/25)	25	28,080
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.25%, 11/15/23 (Call 05/15/18)	25	24,623
Williams Companies Inc. (The) 4.55%, 06/24/24 (Call 03/24/24)	25	25,903
Williams Partners LP 3.90%, 01/15/25 (Call 10/15/24)	25	25,460

		357,314
Private Equity — 0.1%
Apollo Management Holdings LP 4.40%, 05/27/26 (Call 02/27/26)(b)	25	26,160

Real Estate — 0.1%
CBRE Services Inc. 5.00%, 03/15/23 (Call 03/15/18)	25	25,662

56

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Real Estate Investment Trusts (REITs) — 1.8%
American Campus Communities Operating Partnership LP 4.13%, 07/01/24 (Call 04/01/24)	$25	$26,039
American Tower Corp. 3.50%, 01/31/23	25	25,553
AvalonBay Communities Inc. 3.50%, 11/15/24 (Call 08/15/24)	25	25,678
Boston Properties LP 3.80%, 02/01/24 (Call 11/01/23)	25	25,925
Brixmor Operating Partnership LP 4.13%, 06/15/26 (Call 03/15/26)	25	25,226
CBL & Associates LP 5.25%, 12/01/23 (Call 09/01/23)	10	9,527
Crown Castle International Corp. 5.25%, 01/15/23	25	27,446
DDR Corp. 3.90%, 08/15/24 (Call 06/15/24)	25	24,948
Equinix Inc. 5.88%, 01/15/26 (Call 01/15/21)	25	27,131
ERP Operating LP 3.25%, 08/01/27 (Call 05/01/27)	10	9,959
Essex Portfolio LP 3.38%, 04/15/26 (Call 01/15/26)	25	24,772
HCP Inc. 4.25%, 11/15/23 (Call 08/15/23)	25	26,286
Hospitality Properties Trust 4.50%, 03/15/25 (Call 09/15/24)	25	25,936
Host Hotels & Resorts LP 4.00%, 06/15/25 (Call 03/15/25)	25	25,487
Kilroy Realty LP 3.45%, 12/15/24 (Call 09/15/24)	25	24,886
Kimco Realty Corp. 3.30%, 02/01/25 (Call 12/01/24)	10	9,911
Kite Realty Group LP 4.00%, 10/01/26 (Call 07/01/26)	25	23,841
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc. 5.63%, 05/01/24 (Call 02/01/24)	25	26,761
Omega Healthcare Investors Inc. 4.50%, 01/15/25 (Call 10/15/24)	10	9,998
5.25%, 01/15/26 (Call 10/15/25)	25	26,087
Realty Income Corp. 4.13%, 10/15/26 (Call 07/15/26)	25	25,931
SBA Communications Corp. 4.88%, 09/01/24 (Call 09/01/19)	25	25,872
Simon Property Group LP 3.38%, 10/01/24 (Call 07/01/24)	10	10,213
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC 8.25%, 10/15/23 (Call 04/15/19)	25	23,899
Ventas Realty LP 3.50%, 02/01/25 (Call 11/01/24)	50	50,369
VEREIT Operating Partnership LP 3.95%, 08/15/27 (Call 05/15/27)	10	9,896
Welltower Inc. 4.00%, 06/01/25 (Call 03/01/25)	25	25,867

		623,444
Retail — 1.0%
1011778 BC ULC/New Red Finance Inc. 4.25%, 05/15/24 (Call 05/15/20)(b)	25	25,061
Advance Auto Parts Inc. 4.50%, 12/01/23 (Call 09/01/23)	10	10,485
CVS Health Corp. 2.88%, 06/01/26 (Call 03/01/26)	25	23,668
Golden Nugget Inc. 6.75%, 10/15/24 (Call 10/15/19)(b)	25	25,519
Home Depot Inc. (The) 3.35%, 09/15/25 (Call 06/15/25)	25	25,734
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 5.25%, 06/01/26 (Call 06/01/21)(b)	25	26,540
Kohl’s Corp. 4.25%, 07/17/25 (Call 04/17/25)	25	25,395
Lowe’s Companies Inc. 3.38%, 09/15/25 (Call 06/15/25)	25	25,537
McDonald’s Corp.
3.38%, 05/26/25 (Call 02/26/25)	10	10,215
3.70%, 01/30/26 (Call 10/30/25)	25	25,980
PetSmart Inc. 5.88%, 06/01/25 (Call 06/01/20)(b)	25	21,490
QVC Inc. 4.85%, 04/01/24	10	10,469
Sally Holdings LLC/Sally Capital Inc. 5.63%, 12/01/25 (Call 12/01/20)	25	25,004
Walgreens Boots Alliance Inc. 3.80%, 11/18/24 (Call 08/18/24)	25	25,556
Wal-Mart Stores Inc. 2.55%, 04/11/23 (Call 01/11/23)	25	25,052

		331,705
Semiconductors — 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 01/15/27 (Call 10/15/26)(b)	25	24,519
Intel Corp. 2.60%, 05/19/26 (Call 02/19/26)	25	24,321

Security	Par (000)	Value
Semiconductors (continued)
Micron Technology Inc. 5.50%, 02/01/25 (Call 08/01/19)	$25	$26,422
QUALCOMM Inc. 3.25%, 05/20/27 (Call 02/20/27)	25	24,014
Sensata Technologies BV 5.00%, 10/01/25(b)	25	26,711

		125,987
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc. 3.48%, 12/01/27 (Call 09/01/27)(b)	25	24,970

Software — 0.6%
Fidelity National Information Services Inc. 3.50%, 04/15/23 (Call 01/15/23)	25	25,590
First Data Corp. 7.00%, 12/01/23 (Call 12/01/18)(b)	25	26,497
Fiserv Inc. 3.85%, 06/01/25 (Call 03/01/25)	10	10,428
Microsoft Corp.
3.13%, 11/03/25 (Call 08/03/25)	25	25,546
3.63%, 12/15/23 (Call 09/15/23)	50	52,708
Oracle Corp. 2.40%, 09/15/23 (Call 07/15/23)	25	24,608
Solera LLC/Solera Finance Inc. 10.50%, 03/01/24 (Call 03/01/19)(b)	30	33,779
VMware Inc. 3.90%, 08/21/27 (Call 05/21/27)	10	10,045

		209,201
Telecommunications — 1.8%
AT&T Inc.
2.85%, 02/14/23 (Call 01/14/23)	10	9,923
3.80%, 03/01/24 (Call 01/01/24)	25	25,539
4.13%, 02/17/26 (Call 11/17/25)	25	25,449
Bharti Airtel International Netherlands BV 5.35%, 05/20/24(f)	200	214,480
CenturyLink Inc. Series Y, 7.50%, 04/01/24 (Call 01/01/24)(c)	25	24,339
Cisco Systems Inc. 3.50%, 06/15/25	25	26,165
CommScope Technologies LLC 6.00%, 06/15/25 (Call 06/15/20)(b)	25	26,800
Frontier Communications Corp. 11.00%, 09/15/25 (Call 06/15/25)	25	19,237
Hughes Satellite Systems Corp. 5.25%, 08/01/26	25	25,354
Intelsat Jackson Holdings SA 8.00%, 02/15/24 (Call 02/15/19)(b)	25	26,486
Juniper Networks Inc. 4.50%, 03/15/24	10	10,467
Level 3 Financing Inc. 5.38%, 01/15/24 (Call 01/15/19)	25	25,040
Sprint Corp. 7.88%, 09/15/23	50	53,871
T-Mobile USA Inc. 6.50%, 01/15/26 (Call 01/15/21)	25	27,354
Verizon Communications Inc.
4.13%, 03/16/27	25	26,056
5.15%, 09/15/23	25	27,643
Vodafone Group PLC 2.95%, 02/19/23	10	10,028

		604,231
Textiles — 0.1%
Cintas Corp. No. 2 3.70%, 04/01/27 (Call 01/01/27)	25	26,081

Transportation — 0.2%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	10	10,069
3.65%, 09/01/25 (Call 06/01/25)	25	26,126
FedEx Corp. 3.20%, 02/01/25	25	25,246
Union Pacific Corp. 2.75%, 03/01/26 (Call 12/01/25)(c)	25	24,636

		86,077
Trucking & Leasing — 0.1%
Park Aerospace Holdings Ltd. 5.50%, 02/15/24(b)	25	25,614

Total Corporate Bonds & Notes — 27.9% (Cost: $9,645,691)		9,627,812

57

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Government Obligations(g)

Argentina — 0.5%
Argentine Republic Government International Bond 7.50%, 04/22/26	$150	$169,638

Brazil — 0.6%
Brazilian Government International Bond 4.25%, 01/07/25	200	202,730

Canada — 0.2%
Province of Quebec Canada 2.88%, 10/16/24	50	50,777

Dominican Republic — 0.3%
Dominican Republic International Bond 5.95%, 01/25/27(f)	100	108,483

Indonesia — 0.6%
Indonesia Government International Bond 4.75%, 01/08/26(f)	200	216,952

Italy — 0.1%
Republic of Italy Government International Bond 6.88%, 09/27/23 .	25	29,590

Mexico — 0.6%
Mexico Government International Bond 3.60%, 01/30/25	200	204,284

Russia — 0.6%
Russian Foreign Bond-Eurobond 4.88%, 09/16/23(f)	200	217,790

South Africa — 0.3%
Republic of South Africa Government International Bond 4.67%, 01/17/24	100	101,569

Supranational — 0.7%
Asian Development Bank
2.00%, 01/22/25	25	24,254
2.00%, 04/24/26	10	9,602
European Investment Bank 2.13%, 04/13/26	50	48,429
Inter-American Development Bank
2.13%, 01/15/25	25	24,464
3.00%, 02/21/24	25	25,801
International Bank for Reconstruction & Development
7.63%, 01/19/23	50	62,697
2.13%, 03/03/25	25	24,462

		219,709
Turkey — 0.3%
Turkey Government International Bond 7.38%, 02/05/25	100	113,858

Venezuela — 0.0%
Venezuela Government International Bond
7.65%, 04/21/25(f)(h)	15	3,300
9.00%, 05/07/23(f)(h)	10	2,225

		5,525

Total Foreign Government Obligations — 4.8% (Cost: $1,637,525)		1,640,905

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 47.1%
Federal Home Loan Mortgage Corp.
2.50%, 12/01/47(i)	10	9,617
3.00%, 12/01/32(i)	125	127,344
3.00%, 12/01/47(i)	790	787,902
3.50%, 12/01/32(i)	50	51,727
3.50%, 04/01/47	215	220,383
3.50%, 07/01/47	24	24,910

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. (continued)
3.50%, 09/01/47	$607	$622,081
3.50%, 12/01/47(i)	1,000	1,025,156
4.00%, 02/01/46	391	409,421
4.00%, 12/01/47(i)	150	156,680
4.50%, 12/01/47(i)	425	451,828
5.00%, 12/01/41	747	810,890
Federal National Mortgage Association
2.50%, 12/01/32(i)	25	24,945
2.50%, 12/01/47(i)	30	28,861
3.00%, 12/01/32(i)	225	229,219
3.00%, 12/01/47(i)	2,120	2,114,037
3.50%, 12/01/32(i)	200	206,625
3.50%, 08/01/46	1,059	1,088,047
3.50%, 12/01/47(i)	725	743,238
4.00%, 07/01/46	1,320	1,382,186
4.00%, 12/01/47(i)	460	480,556
4.50%, 01/01/44	478	517,032
4.50%, 12/01/47(i)	50	53,180
5.00%, 12/01/47(i)	175	189,000
FHLMC Multifamily Structured Pass Through Certificates
Series K053, Class A2 3.00%, 12/25/25	88	89,108
Series K056, Class A2 2.53%, 05/25/26	35	34,137
Series K066, Class A2 3.12%, 06/25/27	100	101,468
Government National Mortgage Association
2.50%, 12/01/47(i)	70	68,195
3.00%, 12/01/47(i)	1,380	1,390,350
3.50%, 10/20/46	1,349	1,395,876
3.50%, 12/01/47(i)	450	465,328
4.00%, 12/01/47(i)	675	704,742
4.50%, 10/20/46	210	224,288

		16,228,357
U.S. Government Agency Obligations — 0.3%
Federal National Mortgage Association 2.13%, 04/24/26	125	121,099

U.S. Government Obligations — 17.0%
U.S. Treasury Note/Bond
1.25%, 07/31/23	300	284,555
1.38%, 08/31/23	300	286,264
1.50%, 03/31/23	400	386,238
1.50%, 08/15/26	125	116,220
1.63%, 11/15/22	300	292,875
1.63%, 05/31/23	350	339,588
1.63%, 10/31/23	50	48,326
1.63%, 05/15/26	300	282,476
1.75%, 01/31/23	200	195,889
2.00%, 11/30/22	100	99,319
2.00%, 04/30/24	375	368,656
2.00%, 02/15/25	300	293,476
2.00%, 08/15/25	250	243,737
2.00%, 11/15/26	175	169,285
2.25%, 01/31/24	300	299,746
2.25%, 11/15/24	150	149,366
2.25%, 02/15/27	75	73,955
2.25%, 08/15/27	150	147,681
2.38%, 08/15/24	300	301,286
2.38%, 05/15/27	175	174,292
2.75%, 11/15/23	300	308,610
6.00%, 02/15/26	200	254,355
6.50%, 11/15/26	60	79,913

58

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value
U.S. Government Obligations (continued)
U.S. Treasury Note/Bond (continued)
6.63%, 02/15/27	$350	$472,994
6.75%, 08/15/26	150	201,741

		5,870,843

Total U.S. Government & Agency Obligations — 64.4% (Cost: $22,503,415)		22,220,299

Short-Term Investments

Money Market Funds — 28.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(e)(j)	9,439	9,440,583
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(e)(j)(k)	272	271,550

Total Short-Term Investments — 28.2% (Cost: $9,713,009)		9,712,133

Total Investments in Securities — 127.1% (Cost: $44,120,537)		43,812,353
Other Assets, Less Liabilities — (27.1)%		(9,334,142)

Net Assets — 100.0%		$34,478,211

(a)	Variable rate security with an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(e)	Affiliate of the Fund.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Investments are denominated in U.S. dollars.
(h)	Issuer is in default of interest payments.
(i)	TBA transaction.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/ Shares Held at 02/28/17 (000)	Par/ Shares Purchased (000)		Par/ Shares Sold (000)	Par/ Shares Held at 11/30/17 (000)	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
PNC Financial Services Group Inc. (The) 3.90%, 04/29/24	$25	$—		$(10)	$15	$15,721	$355		$(350)	$537
BlackRock Cash Funds: Institutional, SL Agency Shares	7,310	2,129	(a)	—	9,439	9,440,583	68,689		(373)	(1,838)
BlackRock Cash Funds: Treasury, SL Agency Shares	100	172	(a)	—	272	271,550	639	(b)	—	—

						$9,727,854	$69,683		$(723)	$(1,301)

(a)	Net of purchases and sales.
(b)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$611,204	$—	$611,204
Corporate Bonds & Notes	—	9,627,812	—	9,627,812
Foreign Government Obligations	—	1,640,905	—	1,640,905
U.S. Government & Agency Obligations	—	22,220,299	—	22,220,299
Money Market Funds	9,712,133	—	—	9,712,133

	$9,712,133	$34,100,220	$—	$43,812,353

59

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core 5-10 Year USD Bond ETF

Portfolio Abbreviations — Fixed Income

LIBOR	London Interbank Offered Rate

60

Schedule of Investments (unaudited) November 30, 2017	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes

Advertising — 0.0%
WPP Finance 2010
5.13%, 09/07/42	$10	$10,559
5.63%, 11/15/43	15	17,077

		27,636
Aerospace & Defense — 0.9%
Arconic Inc.
5.95%, 02/01/37	30	32,419
6.75%, 01/15/28	25	29,416
BAE Systems Holdings Inc. 4.75%, 10/07/44(a)	25	27,682
Boeing Co. (The)
3.38%, 06/15/46 (Call 12/15/45)	10	9,491
3.65%, 03/01/47 (Call 09/01/46)	10	9,952
5.88%, 02/15/40	10	13,174
6.13%, 02/15/33	50	65,856
General Dynamics Corp. 3.60%, 11/15/42 (Call 05/15/42)	26	26,212
Harris Corp.
4.85%, 04/27/35 (Call 10/27/34)	15	16,586
5.05%, 04/27/45 (Call 10/27/44)	100	114,479
6.15%, 12/15/40	10	12,417
Leonardo U.S. Holdings Inc. 6.25%, 01/15/40(a)	100	117,878
Lockheed Martin Corp.
3.60%, 03/01/35 (Call 09/01/34)	10	9,940
4.07%, 12/15/42	100	103,045
4.09%, 09/15/52 (Call 03/15/52)	12	12,297
4.50%, 05/15/36 (Call 11/15/35)	20	22,007
4.70%, 05/15/46 (Call 11/15/45)	200	227,002
Series B, 6.15%, 09/01/36	50	65,069
Northrop Grumman Corp. 3.85%, 04/15/45 (Call 10/15/44)	200	198,768
Northrop Grumman Systems Corp. 7.75%, 02/15/31	25	35,304
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)	10	10,983
4.88%, 10/15/40	26	30,826
Rockwell Collins Inc.
4.35%, 04/15/47 (Call 10/15/46)	50	53,381
4.80%, 12/15/43 (Call 06/15/43)	125	139,819
United Technologies Corp.
3.75%, 11/01/46 (Call 05/01/46)	25	24,467
4.15%, 05/15/45 (Call 11/16/44)	150	156,711
4.50%, 06/01/42	200	219,006
5.70%, 04/15/40	150	188,899
6.13%, 07/15/38	10	13,076
6.70%, 08/01/28	50	64,582

		2,050,744
Agriculture — 0.7%
Altria Group Inc.
3.88%, 09/16/46 (Call 03/16/46)	30	29,197
4.25%, 08/09/42	10	10,266
4.50%, 05/02/43	30	31,915
5.38%, 01/31/44	260	310,274
Archer-Daniels-Midland Co. 4.02%, 04/16/43	200	206,802
Philip Morris International Inc.
3.88%, 08/21/42	20	19,709
4.13%, 03/04/43	300	304,605
4.25%, 11/10/44	25	25,850
4.50%, 03/20/42	75	79,987
4.88%, 11/15/43	35	39,263
6.38%, 05/16/38	15	20,006

Security	Par (000)	Value
Agriculture (continued)
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	$275	$323,386
5.85%, 08/15/45 (Call 02/15/45)	75	91,463
6.15%, 09/15/43	25	31,501
7.25%, 06/15/37	26	35,647

		1,559,871
Airlines — 0.1%
American Airlines Pass Through Trust Series 2016-1, Class AA, 3.58%, 07/15/29	95	97,030
United Airlines Pass Through Trust Series 2015-1, Class AA,
3.45%, 06/01/29	24	24,110

		121,140
Apparel — 0.1%
NIKE Inc.
3.38%, 11/01/46 (Call 05/01/46)	10	9,423
3.63%, 05/01/43 (Call 11/01/42)	25	24,635
3.88%, 11/01/45 (Call 05/01/45)	35	35,862
Nine West Holdings Inc. 6.13%, 11/15/34	10	1,388
VF Corp. 6.45%, 11/01/37	26	33,897

		105,205
Auto Manufacturers — 0.5%
Daimler Finance North America LLC 8.50%, 01/18/31	111	165,693
Ford Motor Co.
4.75%, 01/15/43	175	173,320
5.29%, 12/08/46 (Call 06/08/46)	125	132,980
6.63%, 10/01/28	25	30,378
7.40%, 11/01/46	25	33,253
7.45%, 07/16/31	50	64,590
General Motors Co.
5.00%, 04/01/35	150	156,244
5.20%, 04/01/45	25	25,719
6.25%, 10/02/43	50	58,134
6.60%, 04/01/36 (Call 10/01/35)	10	12,008
6.75%, 04/01/46 (Call 10/01/45)	150	185,322

		1,037,641
Auto Parts & Equipment — 0.1%
BorgWarner Inc. 4.38%, 03/15/45 (Call 09/15/44)	125	127,503
Goodyear Tire & Rubber Co. (The) 7.00%, 03/15/28	25	28,152

		155,655
Banks — 4.7%
Bank of America Corp.
4.24%, 04/24/38 (Call 04/24/37), (3 mo. LIBOR US + 1.814%)(b)	150	160,246
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(b)	50	54,909
4.88%, 04/01/44	30	34,829
5.00%, 01/21/44	144	169,739
6.11%, 01/29/37	125	157,090
7.75%, 05/14/38	200	296,664
Series L, 4.75%, 04/21/45	50	55,508
Bank of America N.A. 6.00%, 10/15/36	250	322,952
Bank of New York Mellon Corp. (The) 3.30%, 08/23/29 (Call 05/23/29)	75	74,275
Barclays PLC
4.34%, 01/10/28 (Call 01/10/27)	200	206,434
4.84%, 05/09/28 (Call 05/07/27)	250	260,455
BNP Paribas SA 7.20%, (Call 06/25/37), (3 mo. LIBOR US + 1.290%)(a)(b)(c)	100	116,353

61

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
Citigroup Inc.
4.13%, 07/25/28	$125	$128,150
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(b)	150	158,422
4.65%, 07/30/45	75	83,405
4.75%, 05/18/46	125	134,891
5.30%, 05/06/44	150	173,077
6.63%, 06/15/32	70	89,082
8.13%, 07/15/39	131	205,962
Cooperatieve Rabobank UA
5.25%, 05/24/41	110	135,477
5.25%, 08/04/45	250	298,165
Credit Suisse Group Funding Guernsey Ltd. 4.88%, 05/15/45	250	282,437
Dresdner Funding Trust I 8.15%, 06/30/31 (Call 06/30/29)(a)	100	132,303
Fifth Third Bancorp. 8.25%, 03/01/38	50	75,511
Goldman Sachs Capital I 6.35%, 02/15/34	178	222,900
Goldman Sachs Group Inc. (The)
4.75%, 10/21/45 (Call 04/21/45)	275	309,166
4.80%, 07/08/44 (Call 01/08/44)	100	112,740
5.15%, 05/22/45	75	85,157
6.13%, 02/15/33	50	63,014
6.25%, 02/01/41	20	26,605
6.45%, 05/01/36	125	158,824
6.75%, 10/01/37	303	400,227
HBOS PLC 6.00%, 11/01/33(a)	35	40,596
HSBC Capital Funding Dollar 1 LP 10.18%, (Call 06/30/30), (3 mo. LIBOR US + 4.980%)(a)(b)(c)	50	80,567
HSBC Holdings PLC
6.10%, 01/14/42	125	168,240
6.50%, 05/02/36	275	356,705
6.50%, 09/15/37	225	293,418
6.80%, 06/01/38	150	202,780
JPMorgan Chase & Co.
3.63%, 12/01/27 (Call 12/01/26)	125	125,401
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(b)	125	126,528
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(b)	200	201,004
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(b)	150	158,023
4.85%, 02/01/44	100	115,376
4.95%, 06/01/45	125	141,049
5.50%, 10/15/40	125	154,415
5.63%, 08/16/43	100	122,372
6.40%, 05/15/38	172	232,250
KfW
0.00%, 04/18/36(d)	50	29,028
0.00%, 06/29/37(d)	52	29,054
Morgan Stanley
4.30%, 01/27/45	50	52,639
4.38%, 01/22/47	271	289,428
6.38%, 07/24/42	133	181,093
7.25%, 04/01/32	69	95,052
RBS Capital Trust II 6.43%, (Call 01/03/34), (3 mo. LIBOR US + 1.943%)(b)(c)	50	59,811
Regions Financial Corp. 7.38%, 12/10/37	25	34,478
Royal Bank of Scotland Group PLC 7.65%, (Call 09/30/31), (3 mo. LIBOR US + 2.500%)(b)(c)	25	32,257
Standard Chartered PLC 5.70%, 03/26/44(a)	200	236,800
Wachovia Corp. 5.50%, 08/01/35	65	76,418

Security	Par (000)	Value
Banks (continued)
Wells Fargo & Co.
3.90%, 05/01/45	$35	$35,397
4.65%, 11/04/44	275	294,786
4.90%, 11/17/45	150	166,563
5.38%, 11/02/43	300	352,098
5.61%, 01/15/44	100	121,648
Wells Fargo Bank N.A. 6.60%, 01/15/38	250	344,372
Wells Fargo Capital X 5.95%, 12/01/86	50	57,102

		10,191,717
Beverages — 1.4%
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	35	38,056
4.70%, 02/01/36 (Call 08/01/35)	200	220,648
4.90%, 02/01/46 (Call 08/01/45)	225	253,444
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	25	24,080
4.44%, 10/06/48 (Call 04/06/48)	251	265,827
4.95%, 01/15/42	225	253,386
5.88%, 06/15/35	75	93,290
8.20%, 01/15/39	350	549,804
Brown-Forman Corp. 4.50%, 07/15/45 (Call 01/15/45)	25	27,773
Constellation Brands Inc. 4.50%, 05/09/47 (Call 11/09/46)	25	26,541
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	125	128,225
5.88%, 09/30/36	35	45,707
Diageo Investment Corp. 4.25%, 05/11/42	17	18,375
Heineken NV 4.35%, 03/29/47 (Call 09/29/46)(a)	125	135,128
Molson Coors Brewing Co.
4.20%, 07/15/46 (Call 01/15/46)	175	173,429
5.00%, 05/01/42	26	28,719
PepsiCo Inc.
3.45%, 10/06/46 (Call 04/06/46)	100	95,528
3.60%, 08/13/42	75	73,840
4.00%, 03/05/42	100	104,295
4.00%, 05/02/47 (Call 11/02/46)	10	10,469
4.45%, 04/14/46 (Call 10/14/45)	75	83,685
4.60%, 07/17/45 (Call 01/17/45)	75	85,238
5.50%, 01/15/40	100	126,749
Pepsi-Cola Metropolitan Bottling Co. Inc. Series B, 7.00%, 03/01/29	150	202,684

		3,064,920
Biotechnology — 0.8%
Amgen Inc.
4.40%, 05/01/45 (Call 11/01/44)	260	274,503
4.66%, 06/15/51 (Call 12/15/50)	275	297,426
5.15%, 11/15/41 (Call 05/15/41)	100	116,146
Baxalta Inc. 5.25%, 06/23/45 (Call 12/23/44)	35	39,844
Biogen Inc. 5.20%, 09/15/45 (Call 03/15/45)	97	111,966
Celgene Corp.
4.63%, 05/15/44 (Call 11/15/43)	50	52,068
5.00%, 08/15/45 (Call 02/15/45)	200	220,576
Gilead Sciences Inc.
4.15%, 03/01/47 (Call 09/01/46)	150	154,509
4.50%, 02/01/45 (Call 08/01/44)	100	107,584
4.60%, 09/01/35 (Call 03/01/35)	45	49,907
4.75%, 03/01/46 (Call 09/01/45)	125	140,575
4.80%, 04/01/44 (Call 10/01/43)	190	213,807
5.65%, 12/01/41 (Call 06/01/41)	29	36,353

		1,815,264

62

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Building Materials — 0.3%
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	$125	$133,640
4.63%, 07/02/44 (Call 01/02/44)(e)	25	26,910
4.95%, 07/02/64 (Call 01/02/64)(e)	25	27,319
5.13%, 09/14/45 (Call 03/14/45)	25	28,737
Lafarge SA 7.13%, 07/15/36	10	13,054
Masco Corp.
4.50%, 05/15/47 (Call 11/15/46)	10	10,074
6.50%, 08/15/32	7	8,568
7.75%, 08/01/29	12	15,715
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	25	24,258
7.00%, 12/01/36	29	37,853
Votorantim Cimentos SA 7.25%, 04/05/41(f)	200	217,598
Vulcan Materials Co. 4.50%, 06/15/47 (Call 12/15/46)	10	10,145

		553,871
Chemicals — 0.9%
Agrium Inc.
4.90%, 06/01/43 (Call 12/01/42)	100	109,578
5.25%, 01/15/45 (Call 07/15/44)	10	11,501
6.13%, 01/15/41 (Call 07/15/40)	50	62,956
Albemarle Corp. 5.45%, 12/01/44 (Call 06/01/44)	10	11,511
Ashland LLC 6.88%, 05/15/43 (Call 02/15/43)	25	28,024
CF Industries Inc.
4.95%, 06/01/43	50	47,013
5.15%, 03/15/34	35	35,223
5.38%, 03/15/44	75	73,627
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	15	15,637
4.38%, 11/15/42 (Call 05/15/42)	110	113,439
4.63%, 10/01/44 (Call 04/01/44)	10	10,733
5.25%, 11/15/41 (Call 05/15/41)	10	11,435
7.38%, 11/01/29	150	199,263
9.40%, 05/15/39	25	42,096
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	100	107,121
4.80%, 09/01/42 (Call 03/01/42)	10	10,867
EI du Pont de Nemours & Co.
4.15%, 02/15/43	35	35,442
5.60%, 12/15/36	10	12,069
6.50%, 01/15/28	25	31,182
International Flavors & Fragrances Inc. 4.38%, 06/01/47 (Call 12/01/46)	10	10,393
LYB International Finance BV 4.88%, 03/15/44 (Call 09/15/43)	150	163,677
LyondellBasell Industries NV 4.63%, 02/26/55 (Call 08/26/54)	100	102,073
Methanex Corp. 5.65%, 12/01/44 (Call 06/01/44)	100	102,574
Mexichem SAB de CV 5.88%, 09/17/44(f)	200	207,520
Monsanto Co.
4.20%, 07/15/34 (Call 01/15/34)	20	20,677
4.40%, 07/15/44 (Call 01/15/44)	50	51,924
4.65%, 11/15/43 (Call 05/15/43)	10	10,672
4.70%, 07/15/64 (Call 01/15/64)	25	25,472
Mosaic Co. (The) 5.63%, 11/15/43 (Call 05/15/43)	35	37,180
Potash Corp. of Saskatchewan Inc. 5.63%, 12/01/40	21	24,860
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)	125	120,830
4.50%, 06/01/47 (Call 12/01/46)	10	10,573
4.55%, 08/01/45 (Call 02/01/45)	10	10,590

Security	Par (000)	Value
Chemicals (continued)
Westlake Chemical Corp. 5.00%, 08/15/46 (Call 02/15/46)	$100	$110,153

		1,977,885
Commercial Services — 0.6%
ADT Corp. (The) 4.88%, 07/15/32(a)	60	56,514
DP World Ltd. 6.85%, 07/02/37(a)	200	247,164
Ecolab Inc. 5.50%, 12/08/41	30	36,936
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(a)	125	119,615
5.63%, 03/15/42(a)	10	11,484
7.00%, 10/15/37(a)	35	46,177
George Washington University (The) 4.87%, 09/15/45	25	29,477
Johns Hopkins University Series 2013, 4.08%, 07/01/53	75	78,452
Massachusetts Institute of Technology
3.96%, 07/01/38	75	81,544
4.68%, 07/01/14	55	62,778
Moody’s Corp. 3.25%, 01/15/28 (Call 10/15/27)(a)	10	9,880
President and Fellows of Harvard College 4.88%, 10/15/40	125	154,402
Princeton University 5.70%, 03/01/39	35	46,905
United Rentals North America Inc. 4.88%, 01/15/28 (Call 01/15/23)	25	25,379
Western Union Co. (The) 6.20%, 11/17/36	26	28,368
William Marsh Rice University 3.57%, 05/15/45	250	249,525

		1,284,600
Computers — 1.0%
Apple Inc.
3.45%, 02/09/45	150	142,350
3.85%, 05/04/43	255	259,343
4.25%, 02/09/47 (Call 08/09/46)	125	134,635
4.38%, 05/13/45	90	98,837
4.45%, 05/06/44	155	171,878
4.50%, 02/23/36 (Call 08/23/35)	60	67,819
4.65%, 02/23/46 (Call 08/23/45)	220	251,363
Dell Inc.
5.40%, 09/10/40	25	22,901
6.50%, 04/15/38	25	25,512
Dell International LLC/EMC Corp.
8.10%, 07/15/36 (Call 01/15/36)(a)	75	92,551
8.35%, 07/15/46 (Call 01/15/46)(a)	150	188,865
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	20	21,234
6.35%, 10/15/45 (Call 04/15/45)	89	91,267
HP Inc. 6.00%, 09/15/41	131	139,094
International Business Machines Corp.
4.00%, 06/20/42	100	104,100
4.70%, 02/19/46	125	143,942
5.60%, 11/30/39	50	63,810
Leidos Holdings Inc. Series 1, 5.95%, 12/01/40 (Call 06/04/40)	50	50,324
Leidos Inc. 5.50%, 07/01/33	25	24,816
Seagate HDD Cayman 5.75%, 12/01/34 (Call 06/01/34)(g)	15	14,388

		2,109,029
Cosmetics & Personal Care — 0.2%
Avon Products Inc. 8.95%, 03/15/43	25	18,950
Colgate-Palmolive Co. 4.00%, 08/15/45	10	10,512
Estee Lauder Companies Inc. (The)
4.15%, 03/15/47 (Call 09/15/46)	10	10,758
4.38%, 06/15/45 (Call 12/15/44)	25	27,497
Procter & Gamble Co. (The) 5.55%, 03/05/37	59	77,589

63

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Unilever Capital Corp. 5.90%, 11/15/32	$200	$259,802

		405,108
Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	150	142,443
4.60%, 06/15/45 (Call 12/15/44)	25	26,997

		169,440
Diversified Financial Services — 1.1%
Ally Financial Inc. 8.00%, 11/01/31	175	230,738
American Express Co. 4.05%, 12/03/42	35	36,112
Blackstone Holdings Finance Co. LLC 5.00%, 06/15/44(a)	25	28,124
Carlyle Holdings II Finance LLC 5.63%, 03/30/43(a)	100	111,776
CME Group Inc. 5.30%, 09/15/43 (Call 03/15/43)	25	31,596
Credit Suisse USA Inc. 7.13%, 07/15/32	116	160,043
FMR LLC 7.57%, 06/15/29(a)	100	135,340
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/35	744	792,650
Invesco Finance PLC 5.38%, 11/30/43	10	12,185
Jefferies Group LLC
6.25%, 01/15/36	30	33,716
6.50%, 01/20/43	25	29,024
KKR Group Finance Co. II LLC 5.50%, 02/01/43 (Call 08/01/42)(a)	35	39,457
Legg Mason Inc. 5.63%, 01/15/44	100	110,489
Mastercard Inc. 3.80%, 11/21/46 (Call 05/21/46)	100	103,490
National Rural Utilities Cooperative Finance Corp. Series C, 8.00%, 03/01/32	26	37,848
Navient Corp. 5.63%, 08/01/33	50	43,163
Raymond James Financial Inc. 4.95%, 07/15/46	10	11,013
Visa Inc.
4.15%, 12/14/35 (Call 06/14/35)	205	224,254
4.30%, 12/14/45 (Call 06/14/45)	225	249,329

		2,420,347
Electric — 5.8%
Abu Dhabi National Energy Co. PJSC 6.50%, 10/27/36(a)	100	127,490
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	10	10,065
4.15%, 08/15/44 (Call 02/15/44)	50	53,212
4.30%, 01/02/46 (Call 07/02/45)	10	10,921
6.00%, 03/01/39	25	32,390
Ameren Illinois Co.
3.70%, 12/01/47 (Call 06/01/47)	50	50,037
4.15%, 03/15/46 (Call 09/15/45)	10	10,842
Appalachian Power Co.
4.45%, 06/01/45 (Call 12/01/44)	10	10,964
7.00%, 04/01/38	21	29,566
Arizona Public Service Co.
3.75%, 05/15/46 (Call 11/15/45)	10	9,976
4.35%, 11/15/45 (Call 05/15/45)	25	27,225
4.50%, 04/01/42 (Call 10/01/41)	26	28,800
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)	235	258,770
5.15%, 11/15/43 (Call 05/15/43)	10	11,899
6.13%, 04/01/36	350	456,652
6.50%, 09/15/37	25	34,180
CenterPoint Energy Houston Electric LLC 4.50%, 04/01/44 (Call 10/01/43)	150	171,640
CMS Energy Corp. 4.88%, 03/01/44 (Call 09/01/43)	25	28,679
Comision Federal de Electricidad 6.13%, 06/16/45(f)	200	222,258

Security	Par (000)	Value
Electric (continued)
Commonwealth Edison Co.
3.65%, 06/15/46 (Call 12/15/45)	$125	$124,329
3.70%, 03/01/45 (Call 09/01/44)	125	125,347
Connecticut Light & Power Co. (The) Series A, 4.15%, 06/01/45 (Call 12/01/44)	10	10,876
Consolidated Edison Co. of New York Inc.
3.85%, 06/15/46 (Call 12/15/45)	25	25,667
4.45%, 03/15/44 (Call 09/15/43)	55	61,245
4.50%, 12/01/45 (Call 06/01/45)	15	16,871
4.63%, 12/01/54 (Call 06/01/54)	250	280,977
5.50%, 12/01/39	10	12,552
6.30%, 08/15/37	10	13,498
Series 06-A, 5.85%, 03/15/36	10	12,738
Series 08-B, 6.75%, 04/01/38	30	42,678
Dominion Energy Inc.
7.00%, 06/15/38	50	68,195
Series B, 5.95%, 06/15/35	135	167,666
Series C, 4.90%, 08/01/41 (Call 02/01/41)	130	145,929
Series F, 5.25%, 08/01/33	50	57,392
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	125	125,644
4.30%, 07/01/44 (Call 01/01/44)	50	55,116
Series A, 4.00%, 04/01/43 (Call 10/01/42)	10	10,556
Duke Energy Carolinas LLC
3.88%, 03/15/46 (Call 09/15/45)	25	25,831
4.25%, 12/15/41 (Call 06/15/41)	30	32,559
6.10%, 06/01/37	18	23,541
Series A, 6.00%, 12/01/28	25	30,898
Duke Energy Corp. 3.75%, 09/01/46 (Call 03/01/46)	334	326,639
Duke Energy Florida LLC
3.85%, 11/15/42 (Call 05/15/42)	10	10,226
5.65%, 04/01/40	10	12,807
6.40%, 06/15/38	50	69,371
Duke Energy Indiana LLC 3.75%, 05/15/46 (Call 11/15/45)	35	35,266
Duke Energy Ohio Inc. 3.70%, 06/15/46 (Call 12/15/45)	10	9,999
Duke Energy Progress LLC
3.70%, 10/15/46 (Call 04/15/46)	375	376,777
4.20%, 08/15/45 (Call 02/15/45)	60	64,918
4.38%, 03/30/44 (Call 09/30/43)	25	27,601
6.30%, 04/01/38	150	204,163
E.ON International Finance BV 6.65%, 04/30/38(a)	25	32,893
Electricite de France SA
4.88%, 01/22/44(a)	90	97,111
4.95%, 10/13/45 (Call 04/13/45)(a)	100	108,958
5.25%, 10/13/55 (Call 04/13/55)(a)	50	56,314
6.00%, 01/22/14(a)	50	55,273
6.95%, 01/26/39(a)	100	135,414
Emera U.S. Finance LP 4.75%, 06/15/46 (Call 12/15/45)	150	161,427
Enel Finance International NV
6.00%, 10/07/39(a)	100	122,074
6.80%, 09/15/37(a)	125	164,119
Entergy Louisiana LLC
3.05%, 06/01/31 (Call 03/01/31)	10	9,616
3.25%, 04/01/28 (Call 01/01/28)	10	9,998
4.95%, 01/15/45 (Call 01/15/25)	50	52,055
Entergy Mississippi Inc. 2.85%, 06/01/28 (Call 03/01/28)	50	48,100
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	15	15,994
5.10%, 06/15/45 (Call 12/15/44)	50	57,858
5.63%, 06/15/35	100	120,612

64

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	$30	$31,701
6.25%, 10/01/39	100	113,952
FirstEnergy Corp.
Series C, 4.85%, 07/15/47 (Call 01/15/47)	10	10,841
Series C, 7.38%, 11/15/31	150	200,898
FirstEnergy Solutions Corp. 6.80%, 08/15/39	30	14,550
FirstEnergy Transmission LLC 5.45%, 07/15/44 (Call 01/15/44)(a)	125	146,974
Florida Power & Light Co.
3.70%, 12/01/47 (Call 06/01/47)	100	102,233
4.05%, 06/01/42 (Call 12/01/41)	100	107,406
4.05%, 10/01/44 (Call 04/01/44)	135	145,699
4.13%, 02/01/42 (Call 08/01/41)	25	27,022
5.63%, 04/01/34	25	31,102
5.95%, 02/01/38	25	33,078
Georgia Power Co.
4.30%, 03/15/42	65	67,423
5.40%, 06/01/40	35	41,376
Series 10-C, 4.75%, 09/01/40	10	10,939
Great River Energy 6.25%, 07/01/38(a)	50	58,702
Hydro-Quebec 9.38%, 04/15/30	50	78,709
Indiana Michigan Power Co. Series K, 4.55%, 03/15/46 (Call 09/15/45)	250	279,682
Indianapolis Power & Light Co. 4.05%, 05/01/46 (Call 11/01/45)(a)	26	26,307
Interstate Power & Light Co. 6.25%, 07/15/39	25	32,806
John Sevier Combined Cycle Generation LLC 4.63%, 01/15/42	9	10,173
Kansas City Power & Light Co.
4.20%, 06/15/47 (Call 12/15/46)	10	10,414
5.30%, 10/01/41 (Call 04/01/41)	16	18,561
Majapahit Holding BV 7.88%, 06/29/37(f)	100	134,571
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)(a)	25	25,923
5.90%, 11/15/39(a)	25	32,287
MidAmerican Energy Co.
3.95%, 08/01/47 (Call 02/01/47)	50	52,520
4.25%, 05/01/46 (Call 11/01/45)	60	65,693
Monongahela Power Co. 5.40%, 12/15/43 (Call 06/15/43)(a)	35	42,844
Nevada Power Co. Series R, 6.75%, 07/01/37	10	13,801
Niagara Mohawk Power Corp.
4.12%, 11/28/42(a)	125	130,719
4.28%, 10/01/34 (Call 04/01/34)(a)	25	26,871
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	26	25,181
3.60%, 05/15/46 (Call 11/15/45)	175	174,417
4.13%, 05/15/44 (Call 11/15/43)	125	135,106
NSTAR Electric Co. 4.40%, 03/01/44 (Call 09/01/43)	35	39,201
Oglethorpe Power Corp.
5.25%, 09/01/50	10	11,278
5.38%, 11/01/40	10	11,654
5.95%, 11/01/39	125	155,517
Oncor Electric Delivery Co. LLC
3.75%, 04/01/45 (Call 10/01/44)	25	25,178
5.30%, 06/01/42 (Call 12/01/41)	245	302,947
7.25%, 01/15/33	25	35,107
Pacific Gas & Electric Co.
3.75%, 08/15/42 (Call 02/15/42)	25	23,945
4.00%, 12/01/46 (Call 06/01/46)	25	25,138

Security	Par (000)	Value
Electric (continued)
Pacific Gas & Electric Co. (continued)
4.25%, 03/15/46 (Call 09/15/45)	$10	$10,380
4.45%, 04/15/42 (Call 10/15/41)	26	27,681
4.60%, 06/15/43 (Call 12/15/42)	25	27,139
4.75%, 02/15/44 (Call 08/15/43)	200	221,002
5.40%, 01/15/40	25	29,731
6.05%, 03/01/34	250	311,092
6.25%, 03/01/39	25	32,470
PacifiCorp
6.00%, 01/15/39	35	46,332
6.25%, 10/15/37	15	20,193
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	20	21,486
6.50%, 11/15/37	200	274,942
PPL Capital Funding Inc. 5.00%, 03/15/44 (Call 09/15/43)	50	57,664
PPL Electric Utilities Corp.
3.95%, 06/01/47 (Call 12/01/46)	10	10,554
4.15%, 10/01/45 (Call 04/01/45)	15	16,271
4.75%, 07/15/43 (Call 01/15/43)	125	146,515
Progress Energy Inc.
6.00%, 12/01/39	25	31,874
7.00%, 10/30/31	10	13,352
7.75%, 03/01/31	105	146,732
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	50	49,441
4.30%, 03/15/44 (Call 09/15/43)	20	22,117
Public Service Electric & Gas Co.
3.65%, 09/01/42 (Call 03/01/42)	10	10,000
3.80%, 03/01/46 (Call 09/01/45)	10	10,408
3.95%, 05/01/42 (Call 11/01/41)	125	131,579
Puget Sound Energy Inc.
4.30%, 05/20/45 (Call 11/20/44)	15	16,495
5.64%, 04/15/41 (Call 10/15/40)	16	20,391
5.76%, 10/01/39	25	32,347
5.80%, 03/15/40	10	13,017
San Diego Gas & Electric Co. 6.00%, 06/01/39	25	33,021
Saudi Electricity Global Sukuk Co. 2 5.06%, 04/08/43(f)	200	205,328
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	25	25,325
4.50%, 06/01/64 (Call 12/01/63)	25	24,964
4.60%, 06/15/43 (Call 12/15/42)	10	10,507
5.10%, 06/01/65 (Call 12/01/64)	125	137,785
6.05%, 01/15/38	26	31,810
6.63%, 02/01/32	10	12,447
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	26	27,786
4.65%, 10/01/43 (Call 04/01/43)	145	168,500
6.05%, 03/15/39	135	180,618
6.65%, 04/01/29	25	31,995
Series 05-E, 5.35%, 07/15/35	10	12,147
Series 08-A, 5.95%, 02/01/38	31	40,860
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	135	140,698
Series C, 3.60%, 02/01/45 (Call 08/01/44)	25	24,920
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	50	51,848
4.40%, 07/01/46 (Call 01/01/46)	400	420,012
Southern Power Co. 5.15%, 09/15/41	25	27,184
Southwestern Electric Power Co. 3.90%, 04/01/45 (Call 10/01/44)	10	10,043
State Grid Overseas Investment 2013 Ltd. 4.38%, 05/22/43(a)	200	216,266
Talen Energy Supply LLC 6.00%, 12/15/36	25	16,094

65

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
Tampa Electric Co. 4.35%, 05/15/44 (Call 11/15/43)	$25	$26,643
Toledo Edison Co. (The) 6.15%, 05/15/37	10	12,761
Tri-State Generation & Transmission Association Inc. 6.00%, 06/15/40(a)	10	12,858
Union Electric Co.
3.65%, 04/15/45 (Call 10/15/44)	50	50,013
3.90%, 09/15/42 (Call 03/15/42)	25	25,943
Virginia Electric & Power Co.
4.20%, 05/15/45 (Call 11/15/44)	10	10,761
4.45%, 02/15/44 (Call 08/15/43)	200	223,634
8.88%, 11/15/38	10	16,991
Westar Energy Inc.
4.10%, 04/01/43 (Call 10/01/42)	25	26,466
4.13%, 03/01/42 (Call 09/01/41)	26	27,564
Wisconsin Power & Light Co. 6.38%, 08/15/37	25	33,517
Wisconsin Public Service Corp. 4.75%, 11/01/44 (Call 05/01/44)	10	11,746
Xcel Energy Inc. 6.50%, 07/01/36	15	20,041

		12,632,001
Electronics — 0.0%
Corning Inc. 5.75%, 08/15/40	20	24,276
Fortive Corp. 4.30%, 06/15/46 (Call 12/15/45)	10	10,442
Honeywell International Inc. 3.81%, 11/21/47 (Call 05/21/47)(a)	35	35,498
Koninklijke Philips NV 5.00%, 03/15/42	20	23,147

		93,363
Energy – Alternate Sources — 0.0%
Topaz Solar Farms LLC 5.75%, 09/30/39(a)	89	93,704

Engineering & Construction — 0.0%
ABB Finance USA Inc. 4.38%, 05/08/42	31	33,373

Environmental Control — 0.0%
Waste Management Inc.
3.90%, 03/01/35 (Call 09/01/34)	10	10,366
4.10%, 03/01/45 (Call 09/01/44)	25	26,389

		36,755
Food — 0.9%
Campbell Soup Co. 3.80%, 08/02/42	26	24,998
Conagra Brands Inc. 8.25%, 09/15/30	10	13,811
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	25	25,293
5.40%, 06/15/40	15	17,765
Hershey Co. (The) 3.38%, 08/15/46 (Call 02/15/46)	35	32,585
JM Smucker Co. (The)
4.25%, 03/15/35	25	26,187
4.38%, 03/15/45	25	26,103
Kellogg Co. 4.50%, 04/01/46	25	26,137
Koninklijke Ahold Delhaize NV 5.70%, 10/01/40	150	173,563
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	325	314,538
5.00%, 07/15/35 (Call 01/15/35)	60	65,195
5.00%, 06/04/42	50	52,814
5.20%, 07/15/45 (Call 01/15/45)	150	162,171
6.50%, 02/09/40	10	12,485
6.75%, 03/15/32	10	12,561
6.88%, 01/26/39	35	45,039
7.13%, 08/01/39(a)	50	66,028

Security	Par (000)	Value
Food (continued)
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	$125	$111,647
4.45%, 02/01/47 (Call 08/01/46)	75	72,768
5.15%, 08/01/43 (Call 02/01/43)	10	10,474
5.40%, 07/15/40 (Call 01/15/40)	25	27,028
7.50%, 04/01/31	45	58,632
McCormick & Co. Inc./MD 4.20%, 08/15/47 (Call 02/15/47)	50	51,989
Mondelez International Inc. 6.50%, 02/09/40	75	96,735
Safeway Inc. 7.25%, 02/01/31	25	21,039
Sysco Corp.
4.50%, 04/01/46 (Call 10/01/45)	100	106,618
4.85%, 10/01/45 (Call 04/01/45)	25	27,919
5.38%, 09/21/35	16	18,893
Tesco PLC 6.15%, 11/15/37(a)	100	108,487
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	35	38,927
5.15%, 08/15/44 (Call 02/15/44)	75	86,445

		1,934,874
Forest Products & Paper — 0.1%
Georgia-Pacific LLC 7.75%, 11/15/29	41	56,876
International Paper Co.
4.40%, 08/15/47 (Call 02/15/47)	140	143,515
4.80%, 06/15/44 (Call 12/15/43)	25	26,934
5.15%, 05/15/46 (Call 11/15/45)	10	11,405
6.00%, 11/15/41 (Call 05/15/41)	10	12,354
7.30%, 11/15/39	31	42,961

		294,045
Gas — 0.4%
Atmos Energy Corp.
4.15%, 01/15/43 (Call 07/15/42)	10	10,624
5.50%, 06/15/41 (Call 12/15/40)	25	31,119
Boston Gas Co. 4.49%, 02/15/42(a)	10	10,904
Dominion Energy Gas Holdings LLC 4.80%, 11/01/43 (Call 05/01/43)	25	27,090
KeySpan Corp. 5.80%, 04/01/35	25	30,305
KeySpan Gas East Corp. 5.82%, 04/01/41(a)	100	129,275
NiSource Finance Corp.
4.38%, 05/15/47 (Call 11/15/46)	100	106,145
4.80%, 02/15/44 (Call 08/15/43)	45	50,151
5.25%, 02/15/43 (Call 08/15/42)	125	145,866
5.95%, 06/15/41 (Call 12/15/40)	26	32,535
ONE Gas Inc. 4.66%, 02/01/44 (Call 08/01/43)	40	44,958
Piedmont Natural Gas Co. Inc. 3.64%, 11/01/46 (Call 05/01/46)	25	24,099
Sempra Energy 6.00%, 10/15/39	25	32,132
Southern California Gas Co. 3.75%, 09/15/42 (Call 03/15/42)	20	20,480
Southern Co. Gas Capital Corp.
4.40%, 06/01/43 (Call 12/01/42)	10	10,489
4.40%, 05/30/47 (Call 11/30/46)	50	52,577
5.88%, 03/15/41 (Call 09/15/40)	51	62,628

		821,377
Health Care – Products — 0.9%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	250	274,532
4.75%, 04/15/43 (Call 10/15/42)	25	27,233
4.90%, 11/30/46 (Call 05/30/46)	250	279,882
5.30%, 05/27/40	25	28,459
6.15%, 11/30/37	16	19,931
Baxter International Inc. 3.50%, 08/15/46 (Call 02/15/46)	35	31,383

66

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health Care – Products (continued)
Becton Dickinson and Co.
4.67%, 06/06/47 (Call 12/06/46)	$50	$52,588
4.69%, 12/15/44 (Call 06/15/44)	75	79,170
5.00%, 11/12/40	10	10,812
Boston Scientific Corp. 7.38%, 01/15/40	25	33,951
Medtronic Inc.
4.38%, 03/15/35	425	466,259
4.50%, 03/15/42 (Call 09/15/41)	20	22,002
4.63%, 03/15/44 (Call 09/15/43)	125	141,194
4.63%, 03/15/45	150	171,067
Stryker Corp.
4.38%, 05/15/44 (Call 11/15/43)	25	26,602
4.63%, 03/15/46 (Call 09/15/45)	175	195,207
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	50	50,366
5.30%, 02/01/44 (Call 08/01/43)	10	11,828

		1,922,466
Health Care – Services — 1.1%
Aetna Inc.
4.13%, 11/15/42 (Call 05/15/42)	125	122,517
4.75%, 03/15/44 (Call 09/15/43)	10	10,674
6.63%, 06/15/36	25	32,775
6.75%, 12/15/37	35	46,960
Anthem Inc.
4.63%, 05/15/42	35	37,416
4.65%, 01/15/43	225	240,556
4.65%, 08/15/44 (Call 02/15/44)	10	10,691
5.10%, 01/15/44	25	28,441
6.38%, 06/15/37	10	13,361
Ascension Health 3.95%, 11/15/46	150	154,510
Baylor Scott & White Holdings 4.19%, 11/15/45 (Call 05/15/45)	140	148,060
Catholic Health Initiatives 4.35%, 11/01/42	35	32,578
Children’s Hospital Corp. (The) Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	20	21,306
HCA Inc.
5.50%, 06/15/47 (Call 12/15/46)	100	101,308
7.50%, 11/06/33	25	27,989
7.50%, 11/15/95	10	10,225
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	46	49,690
4.80%, 03/15/47 (Call 09/15/46)	50	54,840
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	125	133,870
4.88%, 04/01/42	30	35,231
Laboratory Corp. of America Holdings 4.70%, 02/01/45 (Call 08/01/44)	35	37,177
New York-Presbyterian Hospital (The) 4.02%, 08/01/45	125	131,439
Northwell Healthcare Inc. 3.98%, 11/01/46 (Call 11/01/45)	10	9,606
Tenet Healthcare Corp. 6.88%, 11/15/31	25	20,537
UnitedHealth Group Inc.
3.75%, 10/15/47 (Call 04/15/47)	70	69,722
4.25%, 03/15/43 (Call 09/15/42)	50	53,364
4.25%, 04/15/47 (Call 10/15/46)	100	107,644
4.63%, 07/15/35	240	274,157
4.63%, 11/15/41 (Call 05/15/41)	30	33,531
4.75%, 07/15/45	200	229,042
6.88%, 02/15/38	21	30,021

		2,309,238

Security	Par (000)	Value
Holding Companies – Diversified — 0.1%
Hutchison Whampoa International Ltd. 7.45%, 11/24/33(a)	$100	$142,898

Home Builders — 0.1%
MDC Holdings Inc. 6.00%, 01/15/43 (Call 10/15/42)	25	24,731
PulteGroup Inc.
6.00%, 02/15/35	25	26,704
6.38%, 05/15/33	50	55,671
7.88%, 06/15/32	25	31,579

		138,685
Home Furnishings — 0.0%
Whirlpool Corp. 4.50%, 06/01/46 (Call 12/01/45)	25	26,264

Household Products & Wares — 0.1%
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)	35	32,232
3.90%, 05/04/47 (Call 11/04/46)	50	51,987
5.30%, 03/01/41	25	30,773
6.63%, 08/01/37	10	14,074

		129,066
Housewares — 0.1%
Newell Brands Inc.
5.38%, 04/01/36 (Call 10/01/35)	25	28,848
5.50%, 04/01/46 (Call 10/01/45)	175	207,307

		236,155
Insurance — 2.9%
Aflac Inc. 4.00%, 10/15/46 (Call 04/15/46)	125	128,212
Alleghany Corp. 4.90%, 09/15/44 (Call 03/15/44)	25	26,570
Allstate Corp. (The)
4.20%, 12/15/46 (Call 06/15/46)	60	63,823
4.50%, 06/15/43	25	27,689
5.35%, 06/01/33	50	58,441
5.55%, 05/09/35	125	151,534
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	125	122,445
4.38%, 01/15/55 (Call 07/15/54)	75	73,894
4.50%, 07/16/44 (Call 01/16/44)	100	104,420
4.80%, 07/10/45 (Call 01/10/45)	75	81,700
6.25%, 05/01/36	170	215,159
Aon Corp. 6.25%, 09/30/40	50	64,525
Aon PLC
4.60%, 06/14/44 (Call 03/14/44)	10	10,771
4.75%, 05/15/45 (Call 11/15/44)	59	64,819
Arch Capital Finance LLC 5.03%, 12/15/46 (Call 06/15/46)	50	56,604
Arch Capital Group U.S. Inc. 5.14%, 11/01/43	50	57,039
AXA SA 8.60%, 12/15/30	101	145,214
Berkshire Hathaway Finance Corp.
4.30%, 05/15/43	25	27,300
4.40%, 05/15/42	25	27,654
5.75%, 01/15/40	30	38,696
Berkshire Hathaway Inc. 4.50%, 02/11/43	135	152,040
Brighthouse Financial Inc. 4.70%, 06/22/47 (Call 12/22/46)(a) .	100	97,891
Chubb Corp. (The)
6.00%, 05/11/37	16	21,005
Series 1, 6.50%, 05/15/38	20	27,965
Chubb INA Holdings Inc.
4.15%, 03/13/43	25	26,591
4.35%, 11/03/45 (Call 05/03/45)	15	16,490
6.70%, 05/15/36	25	34,868
Cincinnati Financial Corp. 6.92%, 05/15/28	10	12,884
Endurance Specialty Holdings Ltd. 7.00%, 07/15/34	10	12,274

67

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Insurance (continued)
Farmers Exchange Capital III 5.45%, 10/15/54 (Call 10/15/34), (3 mo. LIBOR US + 3.454%)(a)(b)	$100	$107,632
Guardian Life Insurance Co. of America (The)
4.85%, 01/24/77(a)	75	81,737
7.38%, 09/30/39(a)	25	36,352
Hartford Financial Services Group Inc. (The) 4.30%, 04/15/43.	35	36,472
Liberty Mutual Group Inc.
4.85%, 08/01/44(a)	75	82,241
6.50%, 05/01/42(a)	100	131,327
7.80%, 03/07/87(a)	65	82,630
Lincoln National Corp. 7.00%, 06/15/40	35	47,485
Loews Corp. 4.13%, 05/15/43 (Call 11/15/42)	30	30,437
Manulife Financial Corp. 5.38%, 03/04/46	100	122,634
Markel Corp. 5.00%, 04/05/46	100	111,083
Massachusetts Mutual Life Insurance Co.
4.50%, 04/15/65(a)	25	25,998
8.88%, 06/01/39(a)	14	22,949
MetLife Capital Trust IV 7.88%, 12/15/67 (Call 12/15/32)(a)	150	200,847
MetLife Inc.
4.13%, 08/13/42	150	154,149
4.72%, 12/15/44	50	56,318
4.88%, 11/13/43	50	57,296
5.70%, 06/15/35	50	62,575
6.38%, 06/15/34	50	66,262
6.40%, 12/15/66 (Call 12/15/31)	175	200,664
Nationwide Mutual Insurance Co.
7.88%, 04/01/33(a)	225	323,428
9.38%, 08/15/39(a)	25	42,160
New York Life Insurance Co. 6.75%, 11/15/39(a)	30	42,761
Northwestern Mutual Life Insurance Co. (The) 6.06%, 03/30/40(a)	130	171,640
Pacific Life Insurance Co. 4.30%, 10/24/67 (Call 10/24/47), (3 mo. LIBOR US + 2.796%)(a)(b)	100	99,479
Principal Financial Group Inc.
4.35%, 05/15/43	26	27,159
4.63%, 09/15/42	125	135,707
Progressive Corp. (The)
4.13%, 04/15/47 (Call 10/15/46)	100	105,825
4.35%, 04/25/44	35	37,622
Provident Financing Trust I 7.41%, 03/15/38	25	28,493
Prudential Financial Inc.
4.60%, 05/15/44	100	110,958
5.70%, 12/14/36	50	62,209
Series B, 5.75%, 07/15/33	26	31,819
Series D, 6.63%, 12/01/37	46	63,626
Swiss Re Treasury U.S. Corp. 4.25%, 12/06/42(a)	150	155,173
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (Call 11/15/46)(a)	100	103,476
4.90%, 09/15/44(a)	75	85,046
6.85%, 12/16/39(a)	254	354,716
Transatlantic Holdings Inc. 8.00%, 11/30/39	10	13,536
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	125	123,991
4.30%, 08/25/45 (Call 02/25/45)	25	27,100
4.60%, 08/01/43	25	28,360
6.25%, 06/15/37	51	68,182
6.75%, 06/20/36	125	174,920
Unum Group 5.75%, 08/15/42	25	30,111
Voya Financial Inc. 5.70%, 07/15/43	25	29,751
WR Berkley Corp. 4.75%, 08/01/44	35	36,996

Security	Par (000)	Value
Insurance (continued)
XLIT Ltd.
5.25%, 12/15/43	$10	$11,164
5.50%, 03/31/45	15	15,801

		6,206,814
Internet — 0.3%
Amazon.com Inc.
3.88%, 08/22/37 (Call 02/22/37)(a)	85	88,478
4.05%, 08/22/47 (Call 02/22/47)(a)	200	208,378
4.80%, 12/05/34 (Call 06/05/34)	50	57,804
4.95%, 12/05/44 (Call 06/05/44)	25	29,441
eBay Inc. 4.00%, 07/15/42 (Call 01/15/42)	26	23,752
Expedia Inc. 3.80%, 02/15/28 (Call 11/15/27)(a)	100	95,877
Netflix Inc. 4.88%, 04/15/28(a)	90	89,103
Priceline Group Inc. (The) 3.55%, 03/15/28 (Call 12/15/27)	35	34,680

		627,513
Iron & Steel — 0.4%
ArcelorMittal
7.25%, 03/01/41	40	49,741
7.50%, 10/15/39	100	125,731
Nucor Corp.
5.20%, 08/01/43 (Call 02/01/43)	50	59,044
6.40%, 12/01/37	25	32,932
U.S. Steel Corp. 6.65%, 06/01/37	25	24,367
Vale Overseas Ltd.
6.88%, 11/21/36	150	183,375
8.25%, 01/17/34	25	33,114
Vale SA 5.63%, 09/11/42	335	364,152

		872,456
Leisure Time — 0.0%
Harley-Davidson Inc. 4.63%, 07/28/45 (Call 01/28/45)	10	10,727

Machinery — 0.3%
Caterpillar Inc.
3.80%, 08/15/42	200	208,050
4.30%, 05/15/44 (Call 11/15/43)(g)	15	16,776
4.75%, 05/15/64 (Call 11/15/63)	125	142,974
Cummins Inc. 4.88%, 10/01/43 (Call 04/01/43)	25	29,297
Deere & Co. 3.90%, 06/09/42 (Call 12/09/41)	151	159,636

		556,733
Manufacturing — 1.0%
3M Co.
3.88%, 06/15/44	20	20,842
5.70%, 03/15/37	200	263,140
Dover Corp. 5.38%, 03/01/41 (Call 12/01/40)	35	42,637
Eaton Corp.
4.00%, 11/02/32	50	51,870
4.15%, 11/02/42	160	163,357
General Electric Co.
4.13%, 10/09/42	200	204,156
4.50%, 03/11/44	40	43,353
5.88%, 01/14/38	225	284,159
6.88%, 01/10/39	185	262,772
Series A, 6.75%, 03/15/32	255	345,936
Parker-Hannifin Corp.
4.10%, 03/01/47 (Call 09/01/46)(a)	150	158,122
4.20%, 11/21/34 (Call 05/21/34)	35	37,338

68

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Manufacturing (continued)
Siemens Financieringsmaatschappij NV
4.20%, 03/16/47(a)	$250	$267,650
4.40%, 05/27/45(a)	100	110,031

		2,255,363

Media — 2.8%
21st Century Fox America Inc.
4.75%, 09/15/44 (Call 03/15/44)	25	26,369
4.95%, 10/15/45 (Call 04/15/45)	10	10,803
5.40%, 10/01/43	200	229,374
6.15%, 03/01/37	10	12,373
6.40%, 12/15/35	225	284,359
6.65%, 11/15/37	111	144,616
6.90%, 08/15/39	25	33,168
7.75%, 12/01/45	30	44,578
CBS Corp.
3.38%, 02/15/28 (Call 11/15/27)	125	119,792
4.60%, 01/15/45 (Call 07/15/44)	85	84,464
4.85%, 07/01/42 (Call 01/01/42)	35	35,917
4.90%, 08/15/44 (Call 02/15/44)	10	10,270
7.88%, 07/30/30	25	33,735
CCO Holdings LLC/CCO Holdings Capital Corp. 5.00%, 02/01/28 (Call 08/01/22)(a)	50	48,986
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	10	9,488
4.20%, 03/15/28 (Call 12/15/27)	25	24,563
5.38%, 05/01/47 (Call 11/01/46)	175	178,281
6.38%, 10/23/35 (Call 04/23/35)	120	137,837
6.48%, 10/23/45 (Call 04/23/45)	125	143,525
6.83%, 10/23/55 (Call 04/23/55)	50	58,870
Comcast Corp.
3.15%, 02/15/28 (Call 11/15/27)	50	49,524
3.20%, 07/15/36 (Call 01/15/36)	125	117,984
4.00%, 11/01/49 (Call 05/01/49)(a)	96	95,493
4.05%, 11/01/52 (Call 05/01/52)(a)	131	129,500
4.20%, 08/15/34 (Call 02/15/34)	200	212,164
4.25%, 01/15/33	185	197,674
4.40%, 08/15/35 (Call 02/15/35)	125	134,956
4.60%, 08/15/45 (Call 02/15/45)	200	217,536
4.65%, 07/15/42	55	60,369
4.75%, 03/01/44	125	138,897
5.65%, 06/15/35	25	30,684
6.40%, 05/15/38	29	38,585
7.05%, 03/15/33	10	13,717
Cox Communications Inc.
4.50%, 06/30/43 (Call 12/30/42)(a)	125	116,254
4.80%, 02/01/35 (Call 08/01/34)(a)	25	24,949
Discovery Communications LLC
4.88%, 04/01/43	10	9,565
4.95%, 05/15/42	115	111,430
5.00%, 09/20/37 (Call 03/20/37)	45	45,302
6.35%, 06/01/40	25	28,654
Grupo Televisa SAB
6.13%, 01/31/46 (Call 07/31/45)	250	291,577
6.63%, 01/15/40	25	30,295
Historic TW Inc. 6.63%, 05/15/29	200	247,034
Liberty Interactive LLC 8.25%, 02/01/30	40	43,526
McClatchy Co. (The) 6.88%, 03/15/29	25	22,676

Security	Par (000)	Value
Media (continued)
NBCUniversal Media LLC
4.45%, 01/15/43	$125	$133,170
5.95%, 04/01/41	150	191,935
Thomson Reuters Corp. 5.85%, 04/15/40	35	41,771
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	150	137,608
5.50%, 09/01/41 (Call 03/01/41)	112	114,538
5.88%, 11/15/40 (Call 05/15/40)	35	37,634
6.55%, 05/01/37	10	11,555
6.75%, 06/15/39	35	41,115
7.30%, 07/01/38	155	191,309
Time Warner Entertainment Co. LP 8.38%, 07/15/33	40	54,384
Time Warner Inc.
4.65%, 06/01/44 (Call 12/01/43)	50	49,748
4.85%, 07/15/45 (Call 01/15/45)	85	87,176
4.90%, 06/15/42	85	87,602
5.35%, 12/15/43	30	32,642
6.10%, 07/15/40	50	59,275
6.20%, 03/15/40	25	29,855
6.25%, 03/29/41	100	120,768
6.50%, 11/15/36	50	61,551
Viacom Inc.
4.38%, 03/15/43	225	187,504
4.85%, 12/15/34 (Call 06/15/34)	75	70,571
5.25%, 04/01/44 (Call 10/01/43)	50	47,314
5.85%, 09/01/43 (Call 03/01/43)	30	29,968
6.88%, 04/30/36	28	31,051
Walt Disney Co. (The)
3.70%, 12/01/42	10	9,939
4.13%, 06/01/44	125	132,834
7.00%, 03/01/32	31	43,420
Series E, 4.13%, 12/01/41	25	26,406

		6,142,356

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp. 3.90%, 01/15/43 (Call 07/15/42)	25	25,652

Mining — 1.1%
Barrick Gold Corp. 5.25%, 04/01/42	50	57,416
Barrick North America Finance LLC
5.70%, 05/30/41	100	120,104
5.75%, 05/01/43	75	92,546
Barrick PD Australia Finance Pty Ltd. 5.95%, 10/15/39	100	122,576
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	26	27,091
5.00%, 09/30/43	100	118,705
Corp. Nacional del Cobre de Chile
4.25%, 07/17/42(a)	200	201,854
5.63%, 10/18/43(f)	200	243,906
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	50	48,678
5.45%, 03/15/43 (Call 09/15/42)	120	113,642
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)	25	27,386
6.90%, 11/15/37(a)	24	29,864
Goldcorp Inc. 5.45%, 06/09/44 (Call 12/09/43)	10	11,438
Kinross Gold Corp. 6.88%, 09/01/41 (Call 03/01/41)	15	17,053
Newcrest Finance Pty Ltd. 5.75%, 11/15/41(a)	35	39,443
Newmont Mining Corp. 6.25%, 10/01/39	150	189,768
Rio Tinto Alcan Inc. 5.75%, 06/01/35	75	91,091

69

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mining (continued)
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	$25	$29,970
7.13%, 07/15/28	60	79,138
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	30	31,454
4.75%, 03/22/42 (Call 09/22/41)	25	28,402
Southern Copper Corp.
5.25%, 11/08/42	250	278,997
5.88%, 04/23/45	55	66,568
7.50%, 07/27/35	100	135,790
Teck Resources Ltd.
5.40%, 02/01/43 (Call 08/01/42)	50	50,445
6.00%, 08/15/40 (Call 02/15/40)	25	27,742
6.13%, 10/01/35	25	28,231
6.25%, 07/15/41 (Call 01/15/41)	56	63,850

		2,373,148
Office & Business Equipment — 0.0%
Xerox Corp. 6.75%, 12/15/39	10	10,369

Oil & Gas — 5.2%
Anadarko Finance Co. 7.50%, 05/01/31	36	45,994
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	25	24,323
6.45%, 09/15/36	45	54,224
6.60%, 03/15/46 (Call 09/15/45)	100	125,597
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	60	60,792
5.10%, 09/01/40 (Call 03/01/40)	275	289,855
Apache Finance Canada Corp. 7.75%, 12/15/29	25	32,482
BP Capital Markets PLC 3.72%, 11/28/28 (Call 08/28/28)	10	10,405
Burlington Resources Finance Co. 7.20%, 08/15/31	125	168,487
Canadian Natural Resources Ltd. 6.25%, 03/15/38	225	277,355
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	75	67,544
5.20%, 09/15/43 (Call 03/15/43)	10	9,832
5.25%, 06/15/37 (Call 12/15/36)(a)	225	228,652
5.40%, 06/15/47 (Call 12/15/46)(a)	50	50,828
6.75%, 11/15/39	26	30,642
CNOOC Finance 2015 Australia Pty Ltd. 4.20%, 05/05/45	200	202,456
Conoco Funding Co. 7.25%, 10/15/31	50	67,964
ConocoPhillips
5.90%, 10/15/32	225	276,131
6.50%, 02/01/39	150	203,101
ConocoPhillips Co.
4.15%, 11/15/34 (Call 05/15/34)	30	31,514
5.95%, 03/15/46 (Call 09/15/45)	50	65,316
ConocoPhillips Holding Co. 6.95%, 04/15/29	149	193,974
Continental Resources Inc./OK 4.90%, 06/01/44 (Call 12/01/43)	50	47,608
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	125	129,569
5.00%, 06/15/45 (Call 12/15/44)	25	27,049
5.60%, 07/15/41 (Call 01/15/41)	146	167,755
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)	44	32,065
5.70%, 10/15/39	35	28,433
Ecopetrol SA
5.88%, 05/28/45	175	177,422
7.38%, 09/18/43	50	59,120

Security	Par (000)	Value
Oil & Gas (continued)
Encana Corp.
6.50%, 08/15/34	$26	$31,636
6.50%, 02/01/38	25	30,903
6.63%, 08/15/37	30	37,296
7.38%, 11/01/31	25	32,019
8.13%, 09/15/30	100	134,431
Ensco PLC 5.75%, 10/01/44 (Call 04/01/44)	50	33,125
EOG Resources Inc. 3.90%, 04/01/35 (Call 10/01/34)	35	35,399
Exxon Mobil Corp.
3.57%, 03/06/45 (Call 09/06/44)	135	133,021
4.11%, 03/01/46 (Call 09/01/45)	150	161,439
Gazprom OAO Via Gaz Capital SA 4.95%, 02/06/28(f)	200	207,516
Hess Corp.
5.60%, 02/15/41	65	67,630
5.80%, 04/01/47 (Call 10/01/46)	125	134,607
6.00%, 01/15/40	100	108,095
7.30%, 08/15/31	31	37,216
Husky Energy Inc. 6.80%, 09/15/37	10	12,637
KazMunayGas National Co. JSC 5.75%, 04/30/43(f)	200	206,424
Kerr-McGee Corp. 7.88%, 09/15/31	10	13,184
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	10	10,523
6.60%, 10/01/37	35	42,105
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	140	142,409
6.50%, 03/01/41 (Call 09/01/40)	10	12,366
Motiva Enterprises LLC 6.85%, 01/15/40(a)	25	30,861
Murphy Oil Corp. 7.05%, 05/01/29	25	27,736
Nexen Energy ULC
6.40%, 05/15/37	110	142,184
7.50%, 07/30/39	50	73,354
Noble Energy Inc.
5.05%, 11/15/44 (Call 05/15/44)	10	10,510
5.25%, 11/15/43 (Call 05/15/43)	150	161,421
6.00%, 03/01/41 (Call 09/01/40)	40	46,628
Noble Holding International Ltd.
5.25%, 03/15/42	25	14,906
6.05%, 03/01/41	25	15,750
6.20%, 08/01/40	26	16,738
8.70%, 04/01/45 (Call 10/01/44)	25	19,632
Occidental Petroleum Corp.
4.40%, 04/15/46 (Call 10/15/45)	200	215,202
4.63%, 06/15/45 (Call 12/15/44)	25	27,693
Pertamina Persero PT
5.63%, 05/20/43(f)	200	218,826
6.45%, 05/30/44(f)	200	240,118
Petrobras Global Finance BV
5.63%, 05/20/43	200	179,736
6.75%, 01/27/41	200	200,838
6.85%, 06/05/15	200	191,706
6.88%, 01/20/40	50	50,798
7.25%, 03/17/44	50	52,137
Petro-Canada
5.35%, 07/15/33	10	11,563
6.80%, 05/15/38	250	337,870
Petroleos de Venezuela SA 9.75%, 05/17/35(f)	225	60,188
Petroleos del Peru SA 4.75%, 06/19/32(f)	200	204,760
Petroleos Mexicanos
5.50%, 06/27/44	364	341,239
5.63%, 01/23/46	180	169,079

70

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas (continued)
Petroleos Mexicanos (continued)
6.38%, 01/23/45	$220	$224,970
6.50%, 06/02/41	200	208,568
6.63%, 06/15/35	200	215,774
6.63%, 06/15/38	100	106,113
6.75%, 09/21/47	139	146,955
Petronas Capital Ltd. 4.50%, 03/18/45(f)	200	223,190
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	115	123,934
4.88%, 11/15/44 (Call 05/15/44)	75	82,830
Pride International LLC 7.88%, 08/15/40	25	19,964
Rowan Companies Inc.
5.40%, 12/01/42 (Call 06/01/42)	25	18,795
5.85%, 01/15/44 (Call 07/15/43)	25	19,644
Shell International Finance BV
3.75%, 09/12/46	10	9,809
4.00%, 05/10/46	325	331,763
4.13%, 05/11/35	50	53,419
4.38%, 05/11/45	250	269,397
5.50%, 03/25/40	156	193,242
6.38%, 12/15/38	91	123,728
Sinopec Group Overseas Development 2015 Ltd. 4.10%, 04/28/45(f)	200	199,784
Statoil ASA
3.95%, 05/15/43	175	178,400
4.80%, 11/08/43	50	57,599
Suncor Energy Inc.
6.50%, 06/15/38	75	98,792
6.85%, 06/01/39	10	13,731
7.15%, 02/01/32	16	21,059
Transocean Inc.
6.80%, 03/15/38	75	59,982
7.50%, 04/15/31	25	21,960
9.35%, 12/15/41	25	24,376
Valero Energy Corp.
4.90%, 03/15/45	125	136,862
6.63%, 06/15/37	146	188,336

		11,244,919
Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC 5.13%, 09/15/40	50	58,098
Halliburton Co.
4.75%, 08/01/43 (Call 02/01/43)	50	52,562
4.85%, 11/15/35 (Call 05/15/35)	135	147,639
5.00%, 11/15/45 (Call 05/15/45)	150	164,304
6.70%, 09/15/38	50	65,583
National Oilwell Varco Inc. 3.95%, 12/01/42 (Call 06/01/42)	26	22,991
Weatherford International Ltd.
5.95%, 04/15/42 (Call 10/17/41)	25	19,085
6.50%, 08/01/36	50	40,125
6.75%, 09/15/40	55	44,744
7.00%, 03/15/38	25	20,806

		635,937
Packaging & Containers — 0.0%
Sealed Air Corp. 6.88%, 07/15/33(a)	25	29,203
Sonoco Products Co. 5.75%, 11/01/40 (Call 05/01/40)	25	29,538
WestRock MWV LLC 8.20%, 01/15/30	10	14,060

		72,801

Security	Par (000)	Value
Pharmaceuticals — 2.4%
AbbVie Inc.
4.30%, 05/14/36 (Call 11/14/35)	$125	$131,105
4.40%, 11/06/42	90	93,977
4.45%, 05/14/46 (Call 11/14/45)	25	26,370
4.50%, 05/14/35 (Call 11/14/34)	325	347,945
4.70%, 05/14/45 (Call 11/14/44)	145	158,207
Allergan Funding SCS
4.55%, 03/15/35 (Call 09/15/34)	195	201,626
4.75%, 03/15/45 (Call 09/15/44)	101	105,845
4.85%, 06/15/44 (Call 12/15/43)	160	168,725
AmerisourceBergen Corp. 4.25%, 03/01/45 (Call 09/01/44)	25	24,725
AstraZeneca PLC
4.00%, 09/18/42	25	25,059
4.38%, 11/16/45	10	10,624
6.45%, 09/15/37	375	500,621
Bristol-Myers Squibb Co. 3.25%, 08/01/42	150	141,435
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	50	49,453
4.50%, 11/15/44 (Call 05/15/44)	10	9,930
4.60%, 03/15/43	15	15,223
Eli Lilly & Co. 3.70%, 03/01/45 (Call 09/01/44)	50	49,994
Express Scripts Holding Co.
4.80%, 07/15/46 (Call 01/15/46)	35	36,281
6.13%, 11/15/41	51	61,144
GlaxoSmithKline Capital Inc. 6.38%, 05/15/38	210	289,865
Johnson & Johnson
3.55%, 03/01/36 (Call 09/01/35)	259	265,198
3.63%, 03/03/37 (Call 09/03/36)	10	10,339
3.70%, 03/01/46 (Call 09/01/45)	250	257,900
4.38%, 12/05/33 (Call 06/05/33)	50	56,375
4.50%, 12/05/43 (Call 06/05/43)	45	51,649
McKesson Corp.
4.88%, 03/15/44 (Call 09/15/43)	25	26,933
6.00%, 03/01/41 (Call 09/01/40)	10	12,123
Mead Johnson Nutrition Co. 4.60%, 06/01/44 (Call 12/01/43)	25	27,363
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	150	149,497
3.70%, 02/10/45 (Call 08/10/44)	95	95,877
4.15%, 05/18/43	55	59,617
Mylan Inc. 5.40%, 11/29/43 (Call 05/29/43)	110	117,294
Mylan NV 5.25%, 06/15/46 (Call 12/15/45)	50	53,275
Novartis Capital Corp.
3.70%, 09/21/42	10	10,098
4.00%, 11/20/45 (Call 05/20/45)	125	132,307
4.40%, 05/06/44	150	168,183
Pfizer Inc.
4.00%, 12/15/36	250	269,260
4.30%, 06/15/43	150	163,974
4.40%, 05/15/44	100	111,206
5.60%, 09/15/40	35	44,433
Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36(g)	10	10,073
Teva Pharmaceutical Finance Netherlands III BV 4.10%, 10/01/46(g)	225	171,274
Wyeth LLC
5.95%, 04/01/37	200	264,848
6.50%, 02/01/34	35	47,155
Zoetis Inc.
3.95%, 09/12/47 (Call 03/12/47)	25	24,950
4.70%, 02/01/43 (Call 08/01/42)	50	54,692

		5,104,047

71

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pipelines — 2.1%
APT Pipelines Ltd. 5.00%, 03/23/35 (Call 12/23/34)(a)	$10	$10,712
Buckeye Partners LP 5.85%, 11/15/43 (Call 05/15/43)	50	53,480
Colonial Pipeline Co. 7.63%, 04/15/32(a)	25	35,604
Columbia Pipeline Group Inc. 5.80%, 06/01/45 (Call 12/01/44)	25	30,689
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	50	48,517
6.75%, 09/15/37(a)	50	53,917
8.13%, 08/16/30	25	29,315
Enable Midstream Partners LP 5.00%, 05/15/44 (Call 11/15/43)	25	24,177
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	21	22,467
7.38%, 10/15/45 (Call 04/15/45)	25	32,809
Enbridge Inc. 5.50%, 12/01/46 (Call 05/29/46)	10	11,558
Energy Transfer LP
4.90%, 03/15/35 (Call 09/15/34)	50	48,943
5.95%, 10/01/43 (Call 04/01/43)	50	52,489
6.13%, 12/15/45 (Call 06/15/45)	315	338,146
6.50%, 02/01/42 (Call 08/01/41)	100	112,357
6.63%, 10/15/36	10	11,424
EnLink Midstream Partners LP 5.60%, 04/01/44 (Call 10/01/43)	15	15,418
Enterprise Products Operating LLC
4.85%, 08/15/42 (Call 02/15/42)	250	266,417
4.85%, 03/15/44 (Call 09/15/43)	15	15,976
4.95%, 10/15/54 (Call 04/15/54)	30	32,100
5.10%, 02/15/45 (Call 08/15/44)	200	220,886
6.13%, 10/15/39	50	62,314
7.55%, 04/15/38	10	13,983
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	50	48,075
5.00%, 08/15/42 (Call 02/15/42)	20	20,053
5.00%, 03/01/43 (Call 09/01/42)	20	19,833
5.50%, 03/01/44 (Call 09/01/43)	150	157,623
5.80%, 03/15/35	10	11,071
6.38%, 03/01/41	50	57,043
6.95%, 01/15/38	51	62,207
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	25	25,282
5.30%, 12/01/34 (Call 06/01/34)	75	79,393
5.55%, 06/01/45 (Call 12/01/44)	275	292,578
7.75%, 01/15/32	115	147,363
7.80%, 08/01/31	25	31,988
Magellan Midstream Partners LP 4.20%, 10/03/47 (Call 04/03/47)	40	39,349
NGPL PipeCo LLC 7.77%, 12/15/37(a)	50	62,000
ONEOK Inc. 6.00%, 06/15/35	10	11,291
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	125	143,666
6.20%, 09/15/43 (Call 03/15/43)	25	29,437
6.85%, 10/15/37	35	43,313
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	45	40,904
4.90%, 02/15/45 (Call 08/15/44)	135	125,869
5.15%, 06/01/42 (Call 12/01/41)	10	9,629
6.65%, 01/15/37	10	11,430
Rockies Express Pipeline LLC
6.88%, 04/15/40(a)	25	28,055
7.50%, 07/15/38(a)	25	29,031

Security	Par (000)	Value
Pipelines (continued)
Sabine Pass Liquefaction LLC 4.20%, 03/15/28 (Call 09/15/27)	$10	$10,104
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	25	25,274
5.95%, 09/25/43 (Call 03/25/43)	10	11,947
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (Call 10/01/43)	65	63,476
6.10%, 02/15/42	10	10,505
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/28	25	30,234
Texas Eastern Transmission LP 7.00%, 07/15/32	125	159,456
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	150	165,361
5.60%, 03/31/34	50	60,243
6.10%, 06/01/40	20	26,146
7.25%, 08/15/38	250	357,770
7.63%, 01/15/39	40	59,730
Williams Companies Inc. (The)
5.75%, 06/24/44 (Call 12/24/43)	25	26,491
8.75%, 03/15/32	51	66,842
Williams Partners LP
4.90%, 01/15/45 (Call 07/15/44)	25	25,790
5.10%, 09/15/45 (Call 03/15/45)	150	160,308
5.40%, 03/04/44 (Call 09/04/43)	10	11,011
6.30%, 04/15/40	179	216,008

		4,556,877
Private Equity — 0.0%
KKR Group Finance Co. III LLC 5.13%, 06/01/44 (Call 12/01/43)(a)	10	10,807

Real Estate Investment Trusts (REITs) — 0.4%
AvalonBay Communities Inc. 4.15%, 07/01/47 (Call 01/01/47).	10	10,287
Crown Castle International Corp. 4.75%, 05/15/47 (Call 11/15/46)	125	129,980
ERP Operating LP 4.50%, 07/01/44 (Call 01/01/44)	35	37,719
HCP Inc. 6.75%, 02/01/41 (Call 08/01/40)	10	13,150
Kilroy Realty LP 4.25%, 08/15/29 (Call 05/15/29)	25	25,824
Kimco Realty Corp. 4.25%, 04/01/45 (Call 10/01/44)	25	24,229
Omega Healthcare Investors Inc. 4.75%, 01/15/28 (Call 10/15/27)(g)	125	123,921
Realty Income Corp. 4.65%, 03/15/47 (Call 09/15/46)	125	131,840
Simon Property Group LP
4.25%, 10/01/44 (Call 04/01/44)	170	174,296
4.75%, 03/15/42 (Call 09/15/41)	10	11,014
Ventas Realty LP 4.38%, 02/01/45 (Call 08/01/44)	25	25,293
Welltower Inc. 6.50%, 03/15/41 (Call 09/15/40)	10	12,855
Weyerhaeuser Co. 7.38%, 03/15/32	85	116,894

		837,302
Retail — 1.8%
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	175	155,069
5.17%, 08/01/44 (Call 02/01/44)	25	21,193
CVS Health Corp.
4.88%, 07/20/35 (Call 01/20/35)	175	189,483
5.13%, 07/20/45 (Call 01/20/45)	250	274,570
5.30%, 12/05/43 (Call 06/05/43)	35	39,494
Darden Restaurants Inc. 6.80%, 10/15/37	10	13,173
Home Depot Inc. (The)
3.50%, 09/15/56 (Call 03/15/56)	125	116,255
4.25%, 04/01/46 (Call 10/01/45)	23	24,964
4.40%, 03/15/45 (Call 09/15/44)	260	286,208

72

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Retail (continued)
Home Depot Inc. (The) (continued)
4.88%, 02/15/44 (Call 08/15/43)	$10	$11,781
5.88%, 12/16/36	200	265,178
5.95%, 04/01/41 (Call 10/01/40)	50	66,296
JC Penney Corp. Inc.
6.38%, 10/15/36	10	6,102
7.40%, 04/01/37	25	15,755
7.63%, 03/01/97	25	14,524
Kohl’s Corp. 5.55%, 07/17/45 (Call 01/17/45)	10	9,714
L Brands Inc.
6.75%, 07/01/36	50	49,755
6.88%, 11/01/35	50	50,500
6.95%, 03/01/33	25	24,935
7.60%, 07/15/37	25	25,341
Lowe’s Companies Inc.
3.70%, 04/15/46 (Call 10/15/45)	150	146,472
4.25%, 09/15/44 (Call 03/15/44)	25	26,493
4.38%, 09/15/45 (Call 03/15/45)	80	86,806
4.65%, 04/15/42 (Call 10/15/41)	50	55,792
Macy’s Retail Holdings Inc.
4.50%, 12/15/34 (Call 06/15/34)	130	107,158
6.38%, 03/15/37	10	9,995
6.90%, 04/01/29	50	52,742
McDonald’s Corp.
3.63%, 05/01/43	35	33,064
3.70%, 02/15/42	25	23,979
4.45%, 03/01/47 (Call 09/01/46)	125	134,055
4.60%, 05/26/45 (Call 11/26/44)	10	10,939
4.88%, 12/09/45 (Call 06/09/45)	175	198,124
6.30%, 10/15/37	30	39,355
6.30%, 03/01/38	125	164,145
New Albertson’s Inc.
7.45%, 08/01/29	30	25,026
8.00%, 05/01/31	25	21,368
8.70%, 05/01/30	25	22,298
Nordstrom Inc. 5.00%, 01/15/44 (Call 07/15/43)	27	25,465
QVC Inc. 5.45%, 08/15/34 (Call 02/15/34)	25	24,720
Starbucks Corp. 4.30%, 06/15/45 (Call 12/15/44)	10	10,914
Target Corp.
3.63%, 04/15/46	25	23,624
3.90%, 11/15/47 (Call 05/15/47)	50	49,403
4.00%, 07/01/42	201	202,867
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)	10	10,318
4.65%, 06/01/46 (Call 12/01/45)	75	77,512
4.80%, 11/18/44 (Call 05/18/44)	150	157,336
Wal-Mart Stores Inc.
4.00%, 04/11/43 (Call 10/11/42)	50	54,309
4.30%, 04/22/44 (Call 10/22/43)	75	85,402
4.75%, 10/02/43 (Call 04/02/43)	100	120,442
5.25%, 09/01/35	150	187,947
Yum! Brands Inc. 6.88%, 11/15/37	25	27,256

		3,875,616
Semiconductors — 0.4%
Applied Materials Inc.
5.10%, 10/01/35 (Call 04/01/35)	20	23,870
5.85%, 06/15/41	10	12,944
Intel Corp.
4.00%, 12/15/32	53	57,732
4.10%, 05/19/46 (Call 11/19/45)	25	26,622
4.25%, 12/15/42	15	16,479

Security	Par (000)	Value
Semiconductors (continued)
Intel Corp. (continued)
4.80%, 10/01/41	$150	$179,652
4.90%, 07/29/45 (Call 01/29/45)	175	209,863
QUALCOMM Inc.
4.65%, 05/20/35 (Call 11/20/34)	125	130,815
4.80%, 05/20/45 (Call 11/20/44)	175	180,184

		838,161
Software — 1.5%
Fidelity National Information Services Inc. 4.50%, 08/15/46 (Call 02/15/46)	49	50,405
Microsoft Corp.
3.45%, 08/08/36 (Call 02/08/36)	10	10,110
3.50%, 02/12/35 (Call 08/12/34)	245	249,829
3.50%, 11/15/42	100	99,360
3.70%, 08/08/46 (Call 02/08/46)	115	116,933
3.75%, 02/12/45 (Call 08/12/44)	87	89,201
3.95%, 08/08/56 (Call 02/08/56)	206	213,570
4.00%, 02/12/55 (Call 08/12/54)	260	272,769
4.10%, 02/06/37 (Call 08/06/36)	193	212,030
4.20%, 11/03/35 (Call 05/03/35)	25	27,814
4.45%, 11/03/45 (Call 05/03/45)	95	108,533
4.50%, 02/06/57 (Call 08/06/56)	225	257,809
4.75%, 11/03/55 (Call 05/03/55)	20	23,874
5.20%, 06/01/39	10	12,469
5.30%, 02/08/41	82	103,581
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)	275	305,385
Oracle Corp.
3.25%, 05/15/30 (Call 02/15/30)	120	120,716
3.90%, 05/15/35 (Call 11/15/34)	65	67,496
4.00%, 07/15/46 (Call 01/15/46)	300	309,129
4.13%, 05/15/45 (Call 11/15/44)	135	141,484
4.30%, 07/08/34 (Call 01/08/34)	130	141,601
4.38%, 05/15/55 (Call 11/15/54)	15	16,105
4.50%, 07/08/44 (Call 01/08/44)	141	156,792
5.38%, 07/15/40	75	92,169
6.50%, 04/15/38	50	69,834

		3,268,998
Telecommunications — 4.4%
America Movil SAB de CV
6.13%, 11/15/37	25	30,796
6.13%, 03/30/40	250	313,210
6.38%, 03/01/35	40	50,177
AT&T Inc.
4.30%, 12/15/42 (Call 06/15/42)	225	207,592
4.35%, 06/15/45 (Call 12/15/44)	200	180,952
4.50%, 05/15/35 (Call 11/15/34)	200	194,520
4.50%, 03/09/48 (Call 09/09/47)	775	709,807
4.55%, 03/09/49 (Call 09/09/48)	167	153,942
4.75%, 05/15/46 (Call 11/15/45)	350	333,634
4.80%, 06/15/44 (Call 12/15/43)	300	290,583
4.90%, 08/14/37 (Call 02/14/37)	100	99,686
5.15%, 03/15/42	125	126,311
5.25%, 03/01/37 (Call 09/01/36)	250	260,777
5.35%, 09/01/40	110	114,180
5.65%, 02/15/47 (Call 08/15/46)	20	21,813
5.70%, 03/01/57 (Call 09/01/56)(g)	125	133,499
6.00%, 08/15/40 (Call 05/15/40)	200	225,106
6.38%, 03/01/41	125	144,776
British Telecommunications PLC 9.13%, 12/15/30	146	216,536

73

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Telecommunications (continued)
CenturyLink Inc.
7.60%, 09/15/39	$50	$41,915
7.65%, 03/15/42	50	42,018
Series G, 6.88%, 01/15/28	25	22,267
Cisco Systems Inc.
5.50%, 01/15/40	100	129,630
5.90%, 02/15/39	265	353,004
Deutsche Telekom International Finance BV
4.88%, 03/06/42(a)	150	167,659
8.75%, 06/15/30	250	366,620
Embarq Corp. 8.00%, 06/01/36	102	96,878
Frontier Communications Corp. 9.00%, 08/15/31	75	51,259
Juniper Networks Inc. 5.95%, 03/15/41	25	28,094
Koninklijke KPN NV 8.38%, 10/01/30	25	34,420
Motorola Solutions Inc. 5.50%, 09/01/44	10	10,130
Nokia OYJ 6.63%, 05/15/39	25	27,785
Orange SA
5.38%, 01/13/42	26	30,833
5.50%, 02/06/44 (Call 08/06/43)(g)	25	30,387
9.00%, 03/01/31	225	334,692
Qwest Capital Funding Inc. 7.75%, 02/15/31	25	21,969
Qwest Corp. 6.88%, 09/15/33 (Call 01/02/18)	64	60,138
Rogers Communications Inc.
4.50%, 03/15/43 (Call 09/15/42)	25	26,269
5.00%, 03/15/44 (Call 09/15/43)	110	124,883
SES GLOBAL Americas Holdings GP 5.30%, 03/25/44(a)	24	22,158
Sprint Capital Corp.
6.88%, 11/15/28	150	154,047
8.75%, 03/15/32	125	144,725
Telecom Italia Capital SA
6.00%, 09/30/34	50	55,709
6.38%, 11/15/33	100	115,393
7.20%, 07/18/36	65	80,621
7.72%, 06/04/38	50	64,510
Telefonica Emisiones SAU
5.21%, 03/08/47	225	246,935
7.05%, 06/20/36	125	164,639
Telefonica Europe BV 8.25%, 09/15/30	52	72,647
U.S. Cellular Corp. 6.70%, 12/15/33	25	26,311
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	80	70,880
4.13%, 08/15/46	125	113,305
4.40%, 11/01/34 (Call 05/01/34)	375	376,845
4.52%, 09/15/48	350	339,178
4.67%, 03/15/55	375	356,246
4.81%, 03/15/39	255	261,972
4.86%, 08/21/46	300	306,573
5.01%, 04/15/49	269	278,294
5.01%, 08/21/54	200	201,656
6.55%, 09/15/43	175	226,712
Vodafone Group PLC
6.15%, 02/27/37	50	61,618
7.88%, 02/15/30	50	67,626

		9,617,347
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	25	25,815
6.35%, 03/15/40	10	11,950

Security	Par (000)	Value
Toys, Games & Hobbies (continued)
Mattel Inc. 5.45%, 11/01/41 (Call 05/01/41)	$26	$24,515

		62,280
Transportation — 1.6%
Burlington Northern Santa Fe LLC
3.90%, 08/01/46 (Call 02/01/46)	15	15,563
4.13%, 06/15/47 (Call 12/15/46)(g)	10	10,651
4.15%, 04/01/45 (Call 10/01/44)	35	37,239
4.38%, 09/01/42 (Call 03/01/42)	10	10,910
4.55%, 09/01/44 (Call 03/01/44)	175	196,089
4.90%, 04/01/44 (Call 10/01/43)	100	117,456
5.15%, 09/01/43 (Call 03/01/43)	125	150,992
5.75%, 05/01/40 (Call 11/01/39)	250	319,280
Canadian National Railway Co.
6.20%, 06/01/36	35	46,683
6.38%, 11/15/37	21	28,838
Canadian Pacific Railway Co.
4.80%, 08/01/45 (Call 02/01/45)	25	29,189
5.95%, 05/15/37	26	33,276
6.13%, 09/15/15 (Call 03/15/15)	100	129,070
CSX Corp.
3.80%, 11/01/46 (Call 05/01/46)	125	121,864
3.95%, 05/01/50 (Call 11/01/49)	150	145,549
4.10%, 03/15/44 (Call 09/15/43)	35	35,673
4.25%, 11/01/66 (Call 05/01/66)	25	24,493
4.50%, 08/01/54 (Call 02/01/54)	25	26,114
6.00%, 10/01/36	26	32,871
6.15%, 05/01/37	15	19,405
6.22%, 04/30/40	30	39,131
FedEx Corp.
3.90%, 02/01/35	165	167,044
4.10%, 02/01/45	20	19,897
4.40%, 01/15/47 (Call 07/15/46)	10	10,378
4.55%, 04/01/46 (Call 10/01/45)	50	53,081
4.75%, 11/15/45 (Call 05/15/45)	125	135,997
4.90%, 01/15/34	25	27,943
5.10%, 01/15/44	125	141,861
Kansas City Southern
4.30%, 05/15/43 (Call 11/15/42)	50	51,182
4.95%, 08/15/45 (Call 02/15/45)	10	11,231
Lima Metro Line 2 Finance Ltd. 5.88%, 07/05/34(f)	200	219,830
Norfolk Southern Corp.
3.94%, 11/01/47 (Call 05/01/47)(a)	99	100,426
4.05%, 08/15/52 (Call 02/15/52)(a)	86	87,089
4.45%, 06/15/45 (Call 12/15/44)	70	76,704
4.65%, 01/15/46 (Call 07/15/45)	75	84,595
4.80%, 08/15/43 (Call 02/15/43)	13	14,594
4.84%, 10/01/41	25	28,379
Union Pacific Corp.
3.38%, 02/01/35 (Call 08/01/34)	85	84,578
3.80%, 10/01/51 (Call 04/01/51)	25	24,876
4.00%, 04/15/47 (Call 10/15/46)	200	209,708
4.05%, 11/15/45 (Call 05/15/45)	10	10,522
4.05%, 03/01/46 (Call 09/01/45)	10	10,513
4.38%, 11/15/65 (Call 05/15/65)	25	26,612
4.75%, 09/15/41 (Call 03/15/41)	10	11,445
4.82%, 02/01/44 (Call 08/01/43)	50	58,128
6.63%, 02/01/29	25	32,482
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	125	119,325
3.63%, 10/01/42	50	49,653

74

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
United Parcel Service Inc. (continued)
6.20%, 01/15/38	$55	$74,484
XPO CNW Inc. 6.70%, 05/01/34	25	25,005

		3,537,898

Trucking & Leasing — 0.0%
GATX Corp. 5.20%, 03/15/44 (Call 09/15/43)	55	62,692

Water — 0.0%
American Water Capital Corp.
4.30%, 12/01/42 (Call 06/01/42)	25	27,082
4.30%, 09/01/45 (Call 03/01/45)	10	10,900
6.59%, 10/15/37	15	20,747

		58,729

Total Corporate Bonds & Notes — 52.0% (Cost: $109,744,606)		112,759,879

Foreign Government Obligations(h)

Argentina — 0.7%
Argentine Republic Government International Bond
2.50%, 12/31/38(e)	395	288,449
7.13%, 07/06/36	200	217,104
7.13%, 06/28/17(f)	60	61,770
7.63%, 04/22/46	150	168,328
8.28%, 12/31/33	694	808,478

		1,544,129

Bahrain — 0.1%
Bahrain Government International Bond 7.00%, 10/12/28(f)	200	201,230

Brazil — 0.3%
Brazilian Government International Bond
5.00%, 01/27/45	300	280,287
5.63%, 01/07/41	350	357,875
7.13%, 01/20/37	100	119,999

		758,161

Canada — 0.2%
Province of Quebec Canada 7.50%, 09/15/29	250	355,345

Chile — 0.1%
Chile Government International Bond 3.63%, 10/30/42	150	150,264

Colombia — 0.4%
Colombia Government International Bond
5.00%, 06/15/45 (Call 12/15/44)	200	209,674
5.63%, 02/26/44 (Call 08/26/43)	200	227,834
6.13%, 01/18/41	100	119,836
7.38%, 09/18/37	200	267,240

		824,584

Costa Rica — 0.1%
Costa Rica Government International Bond 7.00%, 04/04/44(f)	200	208,692

Dominican Republic — 0.1%
Dominican Republic International Bond
6.85%, 01/27/45(f)	100	112,267
7.45%, 04/30/44(f)	100	119,266

		231,533

Egypt — 0.1%
Egypt Government International Bond 8.50%, 01/31/47(f)	200	229,174

Security	Par (000)	Value
El Salvador — 0.1%
El Salvador Government International Bond 7.65%, 06/15/35(f)	$150	$158,832

Hungary — 0.1%
Hungary Government International Bond 7.63%, 03/29/41	150	232,632

Indonesia — 0.6%
Indonesia Government International Bond
4.63%, 04/15/43(f)	200	207,256
5.13%, 01/15/45(f)	200	220,456
5.25%, 01/17/42(f)	200	223,614
6.63%, 02/17/37(f)	100	127,751
6.75%, 01/15/44(f)	200	264,844
7.75%, 01/17/38(f)	100	142,473
8.50%, 10/12/35(f)	100	149,137

		1,335,531

Iraq — 0.1%
Iraq International Bond 5.80%, 01/15/28 (Call 01/14/18)(f)	250	238,992

Israel — 0.1%
Israel Government International Bond 4.50%, 01/30/43	200	218,088

Italy — 0.0%
Republic of Italy Government International Bond 5.38%, 06/15/33	74	86,396

Ivory Coast — 0.1%
Ivory Coast Government International Bond
5.75%, 12/31/32 (Call 06/30/18)(e)(f)	96	96,291
6.38%, 03/03/2(f)	200	209,996

		306,287

Jamaica — 0.2%
Jamaica Government International Bond
6.75%, 04/28/28	200	230,164
7.88%, 07/28/45	200	246,082

		476,246

Kazakhstan — 0.1%
Kazakhstan Government International Bond 4.88%, 10/14/44(f)	200	212,766

Lebanon — 0.2%
Lebanon Government International Bond
6.65%, 02/26/30(f)	200	184,634
6.85%, 05/25/29	300	281,808

		466,442

Mexico — 0.8%
Mexico Government International Bond
4.35%, 01/15/47	200	194,232
4.60%, 01/23/46	200	200,188
4.75%, 03/08/44	258	264,419
5.55%, 01/21/45	250	285,967
5.75%, 10/12/10	200	214,214
6.05%, 01/11/40	100	119,611
6.75%, 09/27/34	100	131,023
7.50%, 04/08/33	100	137,875
8.30%, 08/15/31	75	113,534

		1,661,063

Nigeria — 0.1%
Nigeria Government International Bond 7.88%, 02/16/32(f)	200	222,020

75

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oman — 0.1%
Oman Government International Bond 6.50%, 03/08/47(f)	$200	$201,820

Panama — 0.4%
Panama Government International Bond
3.88%, 03/17/28 (Call 12/17/27)	400	420,296
6.70%, 01/26/36	155	207,491
9.38%, 04/01/29	100	151,758

		779,545
Peru — 0.3%
Peruvian Government International Bond
5.63%, 11/18/50	200	256,608
6.55%, 03/14/37	100	135,965
8.75%, 11/21/33	107	169,204

		561,777
Philippines — 0.5%
Philippine Government International Bond
3.70%, 02/02/42	400	399,356
3.95%, 01/20/40	200	207,042
6.38%, 01/15/32	165	215,044
6.38%, 10/23/34	100	133,741
7.75%, 01/14/31	100	142,826

		1,098,009
Qatar — 0.2%
Qatar Government International Bond
4.63%, 06/02/46(f)	200	208,622
6.40%, 01/20/40(a)	100	128,163
9.75%, 06/15/30(a)	100	155,884

		492,669
Romania — 0.1%
Romanian Government International Bond 6.13%, 01/22/44(f)	100	128,703

Russia — 0.7%
Russian Foreign Bond-Eurobond
5.25%, 06/23/47(f)	200	207,434
5.63%, 04/04/42(f)	200	222,872
5.88%, 09/16/43(f)	200	231,184
7.50%, 03/31/30(e)(f)	309	360,614
12.75%, 06/24/28(f)	300	521,643

		1,543,747
Saudi Arabia — 0.3%
Saudi Government International Bond
4.50%, 10/26/46(f)	400	400,304
4.63%, 10/04/47(f)	200	204,180

		604,484
South Africa — 0.1%
Republic of South Africa Government International Bond
5.00%, 10/12/46	200	180,842
6.25%, 03/08/41	100	106,904
		287,746
Supranational — 0.1%
Asian Development Bank 5.82%, 06/16/28	26	32,428
European Investment Bank 4.88%, 02/15/36	100	129,911
Inter-American Development Bank
3.88%, 10/28/41	30	33,739
4.38%, 01/24/44	75	90,632
International Bank for Reconstruction & Development 4.75%, 02/15/35	25	31,916

		318,626

Security	Par (000)	Value
Turkey — 0.6%
Turkey Government International Bond
4.88%, 04/16/43	$400	$343,324
6.00%, 01/14/41	300	296,823
6.75%, 05/30/40	100	107,856
6.88%, 03/17/36	235	256,825
7.25%, 03/05/38	125	142,016
8.00%, 02/14/34	150	181,440

		1,328,284
Uruguay — 0.3%
Uruguay Government International Bond
4.13%, 11/20/45	100	100,256
5.10%, 06/18/50	150	165,667
7.63%, 03/21/36	280	399,706
7.88%, 01/15/33	50	71,816

		737,445
Venezuela — 0.1%
Venezuela Government International Bond
7.00%, 03/31/38(f)(i)	125	26,406
9.25%, 05/07/28(f)(i)	100	22,500
9.38%, 01/13/34(i)	100	22,000
11.95%, 08/05/31(f)(i)	250	55,625

		126,531

Total Foreign Government Obligations — 8.4% (Cost: $17,967,357)		18,327,793

Municipal Debt Obligations

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB 4.84%, 01/01/41	50	59,747

California — 1.5%
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	100	144,794
Series S-3, 6.91%, 10/01/50	100	155,995
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB 6.95%, 11/01/50	100	148,673
East Bay Municipal Utility District Water System Revenue RB BAB Series B, 5.87%, 06/01/40	50	65,684
Los Angeles Community College District/CA GO BAB 6.75%, 08/01/49	50	76,309
Los Angeles County Metropolitan Transportation Authority RB BAB Series A, 5.74%, 06/01/39	60	74,800
Los Angeles County Public Works Financing Authority RB BAB 7.62%, 08/01/40	50	75,081
Los Angeles Department of Water & Power System Revenue RB BAB Series A, 6.17%, 07/01/40 (Call 07/01/20)	500	547,140
Los Angeles Unified School District/CA GO BAB 5.75%, 07/01/34	150	192,429
San Diego County Water Authority Financing Corp. RB BAB 6.14%, 05/01/49	50	69,809
Santa Clara Valley Transportation Authority RB BAB 5.88%, 04/01/32	100	121,416
State of California GO BAB
7.30%, 10/01/39	100	148,392
7.50%, 04/01/34	120	175,715
7.55%, 04/01/39	200	310,164
7.60%, 11/01/40	155	245,300

76

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
State of California GO BAB (continued)
7.63%, 03/01/40	$150	$231,850
7.95%, 03/01/36 (Call 03/01/20)	100	112,378
University of California RB
Series AD, 4.86%, 05/15/12	100	109,863
Series AQ, 4.77%, 05/15/15	100	107,741
University of California RB BAB 5.77%, 05/15/43	50	64,877

		3,178,410
Colorado — 0.0%
Regional Transportation District RB BAB Series B, 5.84%, 11/01/50	20	26,721

Georgia — 0.1%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	55	69,599
Project M, Series 2010-A, 6.66%, 04/01/57	50	62,572

		132,171
Illinois — 0.3%
Metropolitan Water Reclamation District of Greater Chicago GOL BAB 5.72%, 12/01/38	55	70,717
State of Illinois GO 5.10%, 06/01/33	500	498,090
State of Illinois GO BAB Series 5, 7.35%, 07/01/35	100	115,274

		684,081
Maryland — 0.0%
Maryland State Transportation Authority RB BAB 5.89%, 07/01/43	50	66,459

Massachusetts — 0.2%
Commonwealth of Massachusetts GOL BAB Series E, 5.46%, 12/01/39	200	254,054
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB Series A, 5.73%, 06/01/40	25	32,219
Massachusetts School Building Authority RB BAB Series B, 5.72%, 08/15/39	50	62,806

		349,079
New Jersey — 0.3%
New Jersey Economic Development Authority RB Series A, 7.43%, 02/15/29 (NPFGC)	100	123,604
New Jersey State Turnpike Authority RB BAB 7.10%, 01/01/41	100	148,247
New Jersey Transportation Trust Fund Authority RB BAB
Series C, 5.75%, 12/15/28	250	286,888
Series C, 6.10%, 12/15/28 (Call 12/15/20)	75	78,671

		637,410
New York — 0.8%
City of New York NY GO BAB Series C-1, 5.52%, 10/01/37	100	126,409
Metropolitan Transportation Authority RB BAB 7.34%, 11/15/39	100	153,351
Series E, 6.81%, 11/15/40	150	210,541
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	50	63,669
5.57%, 11/01/38	150	186,796
New York City Water & Sewer System RB BAB
5.72%, 06/15/42	100	135,363
6.01%, 06/15/42	100	138,569
New York State Dormitory Authority RB BAB 5.63%, 03/15/39.	100	123,557
New York State Urban Development Corp. RB BAB 5.77%, 03/15/39	55	67,992

Security	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey RB
6.04%, 12/01/29	$40	$51,000
Series 174, 4.46%, 10/01/62	150	171,178
Series 181, 4.96%, 08/01/46	50	61,975
Series 192, 4.81%, 10/15/65	100	119,233

		1,609,633
Ohio — 0.2%
American Municipal Power Inc. RB BAB
Series B, 7.83%, 02/15/41	125	192,360
Series E, 6.27%, 02/15/50	50	64,641
Ohio State University (The) RB Series A, 4.80%, 06/01/11	75	82,753
Ohio State University (The) RB BAB 4.91%, 06/01/40	100	119,773
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB 4.88%, 12/01/34	25	28,845

		488,372
Oregon — 0.1%
Oregon School Boards Association GOL Series B, 5.55%, 06/30/28 (NPFGC)	100	116,872
State of Oregon Department of Transportation RB BAB Series 2010-A, 5.83%, 11/15/34	50	63,826
State of Oregon GO 5.89%, 06/01/27	75	91,307

		272,005
Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB BAB 6.73%, 07/01/43	40	54,326

Texas — 0.4%
City of Houston TX GOL Series A, 6.29%, 03/01/32	50	59,148
City of San Antonio TX Electric & Gas Systems Revenue RB
5.72%, 02/01/41	25	32,026
5.81%, 02/01/41	50	64,907
Dallas Area Rapid Transit RB BAB 6.00%, 12/01/44	50	67,523
Dallas County Hospital District GOL BAB Series C, 5.62%, 08/15/44	30	36,749
Dallas Independent School District GO BAB 6.45%, 02/15/35 (Call 02/15/21) (PSF)	40	44,892
North Texas Tollway Authority RB BAB 6.72%, 01/01/49	50	74,898
State of Texas GO BAB 5.52%, 04/01/39	200	261,428
Texas Transportation Commission State Highway Fund RB BAB Series B, 5.18%, 04/01/30	75	90,581

		732,152
Washington — 0.0%
State of Washington GO BAB Series F, 5.14%, 08/01/40	50	62,664

Wisconsin — 0.0%
State of Wisconsin RB Series C, 3.15%, 05/01/27	25	25,304

Total Municipal Debt Obligations — 3.9% (Cost: $8,031,728)		8,378,534

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 1.5%
Federal Home Loan Banks 5.50%, 07/15/36	150	203,520
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	550	769,609
6.75%, 03/15/31	140	200,183
Federal National Mortgage Association 6.25%, 05/15/29	300	400,995

77

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Agency Obligations (continued)
Tennessee Valley Authority
3.50%, 12/15/42	$50	$53,113
5.25%, 09/15/39	90	119,852
5.38%, 04/01/56	500	693,615
7.13%, 05/01/30	500	717,780

		3,158,667
U.S. Government Obligations — 32.7%
U.S. Treasury Note/Bond
2.25%, 08/15/46	850	752,064
2.50%, 02/15/45	1,475	1,381,883
2.50%, 02/15/46	3,175	2,967,728
2.50%, 05/15/46	1,300	1,214,694
2.75%, 11/15/42	474	469,330
2.75%, 08/15/47	1,400	1,376,496
2.75%, 11/15/47	500	491,954
2.88%, 08/15/45	3,375	3,404,326
2.88%, 11/15/46	2,750	2,771,979
3.00%, 11/15/44	15,575	16,107,725
3.00%, 05/15/45	1,375	1,420,879
3.00%, 11/15/45	3,350	3,460,439
3.00%, 02/15/47	1,375	1,420,534
3.00%, 05/15/47	1,100	1,136,474
3.13%, 11/15/41	1,500	1,589,845
3.13%, 08/15/44	2,050	2,168,855
3.38%, 05/15/44	350	386,794
3.50%, 02/15/39	140	158,084
3.63%, 08/15/43	900	1,034,915
3.63%, 02/15/44	350	403,003
3.75%, 08/15/41	74	86,584
3.75%, 11/15/43	2,000	2,348,424
3.88%, 08/15/40	1,000	1,190,064
4.25%, 05/15/39	3,100	3,877,554
4.25%, 11/15/40	2,550	3,198,873
4.38%, 02/15/38	500	633,835
4.38%, 11/15/39	3,180	4,045,253
4.38%, 05/15/40	1,095	1,395,274
4.38%, 05/15/41	1,680	2,148,658
4.75%, 02/15/41	2,450	3,288,970
5.25%, 02/15/29	2,350	2,991,408

Security	Par/ Shares (000)	Value
U.S. Government Obligations (continued)
5.38%, 02/15/31	$1,250	$1,656,236
6.25%, 05/15/30	25	35,085

		71,014,219

Total U.S. Government & Agency Obligations — 34.2% (Cost: $75,161,256)		74,172,886

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(j)(k)(l)	1,897	1,896,652

Total Short-Term Investments — 0.8% (Cost: $1,896,652)		1,896,652

Total Investments in Securities — 99.3% (Cost: $212,801,599)		215,535,744
Other Assets, Less Liabilities — 0.7%		1,413,388

Net Assets — 100.0%		$216,949,132

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)	Perpetual security with no stated maturity date.
(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	All or a portion of this security is on loan.
(h)	Investments are denominated in U.S. dollars.
(i)	Issuer is in default of interest payments.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/17 (000)	Net Activity (000)	Shares Held at 11/30/17 (000)	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,840	57	1,897	$1,896,652	$17,431	(a)	$—	$—

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

78

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core 10+ Year USD Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$112,759,879	$—	$112,759,879
Foreign Government Obligations	—	18,327,793	—	18,327,793
Municipal Debt Obligations	—	8,378,534	—	8,378,534
U.S. Government & Agency Obligations	—	74,172,886	—	74,172,886
Money Market Funds	1,896,652	—	—	1,896,652

	$1,896,652	$213,639,092	$—	$215,535,744

Portfolio Abbreviations — Fixed Income

BAB	Build America Bond
GO	General Obligation
GOL	General Obligation Limited
LIBOR	London Interbank Offered Rate
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bond

79

Schedule of Investments (unaudited) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.2%
Banc of America Commercial Mortgage Trust Series 2017-BNK3, Class ASB, 3.37%, 02/15/50	$2,360	$2,422,799
Barclays Commercial Mortgage Securities Trust Series 2017-C1, Class A4, 3.67%, 02/15/50	18,450	19,184,765
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4, 4.13%, 11/10/46	10,000	10,678,172
Series 2014-GC25, Class AAB, 3.37%, 10/10/47	10,000	10,290,454
Series 2014-GC25, Class AS, 4.02%, 10/10/47	5,209	5,409,344
Series 2015-GC27, Class AAB, 2.94%, 02/10/48	11,256	11,386,478
Series 2016-GC37, Class A4, 3.31%, 04/10/49	17,730	17,978,455
Series 2016-P5, 2.94%, 10/10/49	11,400	11,246,709
Series 2017-P7, Class A4, 3.71%, 04/14/50	13,900	14,531,390
COMM Mortgage Trust
Series 2013-CR11, Class A4, 4.26%, 08/10/50	13,802	14,770,120
Series 2013-CR12, Class A4, 4.05%, 10/10/46	6,000	6,384,705
Series 2014-CR16, Class A4, 4.05%, 04/10/47	2,800	2,961,969
Series 2014-CR18, Class AM, 4.10%, 07/15/47	10,000	10,495,005
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	9,700	10,231,431
Series 2014-UBS3, Class A4, 3.82%, 06/10/47	12,887	13,500,201
Series 2014-UBS4, Class A5, 3.69%, 08/10/47	12,920	13,439,608
Series 2015-CR24, Class A5, 3.70%, 08/10/48	16,990	17,686,431
Series 2015-DC1, Class A5, 3.35%, 02/10/48	2,750	2,793,941
Series 2015-DC1, Class C, 4.35%, 02/10/48(a)	3,000	2,947,593
Series 2015-LC21, Class A4, 3.71%, 07/10/48	15,500	16,142,072
Series 2015-LC23, Class A2, 3.22%, 10/10/48	18,275	18,676,735
Series 2015-PC1, Class A2, 3.15%, 07/10/50	3,000	3,048,457
Series 2015-PC1, Class A5, 3.90%, 07/10/50	3,650	3,832,663
Series 2016-DC2, Class A5, 3.77%, 02/10/49	4,000	4,178,275
Commercial Mortgage Pass Through Certificates
Series 2016-CR28, Class A4, 3.76%, 02/10/49	8,000	8,363,185
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/57	10,000	10,266,959
Series 2015-C4, Class A4, 3.81%, 11/15/48	17,519	18,344,382
DBJPM Mortgage Trust Series 2016-C3, Class A5, 2.89%, 09/10/49	1,000	981,641
GS Mortgage Securities Trust
Series 2013-GC12, Class AS, 3.38%, 06/10/46	5,000	5,046,652
Series 2013-GC16, Class A4, 4.27%, 11/10/46	10,000	10,763,847
Series 2014-GC20, Class A3, 3.68%, 04/10/47	859	884,896
Series 2015-GC32, Class A2, 3.06%, 07/10/48	2,000	2,028,142
Series 2015-GS1, Class A3, 3.73%, 11/10/48	10,000	10,442,683
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class A2, 3.05%, 04/15/47	5,697	5,759,023
Series 2014-C22, Class A2, 3.04%, 09/15/47 (Call 08/15/19)	5,500	5,564,333
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 07/15/24)	7,000	7,306,299
Series 2014-C23, Class A5, 3.93%, 09/15/47 (Call 09/15/24)	9,660	10,184,986
Series 2014-C24, Class A2, 2.94%, 11/15/47	9,000	9,107,799
Series 2014-C25, Class B, 4.35%, 11/15/47(a)	3,800	3,930,092
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-LC9, Class A3, 2.48%, 12/15/47	2,962	2,961,299
Series 2014-C20, Class A2, 2.87%, 07/15/47	5,000	5,043,021
Series 2014-C20, Class A5, 3.80%, 07/15/47	9,000	9,443,774

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C09, Class A4, 3.10%, 05/15/46	$5,000	$5,076,691
Series 2013-C10, Class A5, 4.22%, 07/15/46(a)	1,600	1,704,750
Series 2013-C10, Class AS, 4.22%, 07/15/46(a)	8,166	8,575,680
Series 2014-C19, Class A2, 3.10%, 12/15/47	4,000	4,056,954
Series 2015-C22, Class A4, 3.31%, 04/15/48	5,000	5,088,741
Series 2015-C23, Class A4, 3.72%, 07/15/50	1,850	1,926,265
Series 2015-C24, Class A4, 3.73%, 05/15/48	7,275	7,601,426
Series 2015-C27, Class A4, 3.75%, 12/15/47	17,025	17,825,428
Series 2016-C28, Class A4, 3.54%, 01/15/49	16,420	16,933,868
Morgan Stanley Capital I Trust Series 2017-H1, Class A5, 3.53%, 06/15/50	12,000	12,352,404
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4, 3.53%, 05/10/63	19,115	19,767,173
Series 2013-C5, Class A4, 3.18%, 03/10/46	5,500	5,614,831
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class A4, 4.22%, 07/15/46(a)	25,059	26,814,174
Series 2014-LC16, Class A5, 3.82%, 08/15/50	15,200	15,914,107
Series 2014-LC18, Class ASB, 3.24%, 12/15/47	17,000	17,403,535
Series 2015-C27, Class A5, 3.45%, 02/15/48	8,500	8,713,696
Series 2015-SG1, Class A4, 3.79%, 09/15/48	11,185	11,697,685
WFRBS Commercial Mortgage Trust
Series 2012-C07, Class A1, 2.30%, 06/15/45	5,355	5,361,235
Series 2012-C07, Class A2, 3.43%, 06/15/45	5,000	5,145,241
Series 2012-C10, Class A3, 2.88%, 12/15/45	27,100	27,230,573
Series 2013-C11, Class A4, 3.04%, 03/15/45	11,671	11,829,924
Series 2013-C14, Class A5, 3.34%, 06/15/46	10,315	10,575,375

		617,850,541

Total Collaterized Mortgage Obligations — 1.2% (Cost: $617,748,957)		617,850,541

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The) 3.75%, 02/15/23	2,420	2,495,673
4.00%, 03/15/22	110	114,489
4.20%, 04/15/24	2,400	2,515,416
Omnicom Group Inc. 3.60%, 04/15/26 (Call 01/15/26)	300	301,380
3.63%, 05/01/22	5,750	5,956,195
3.65%, 11/01/24 (Call 08/01/24)	425	434,371
4.45%, 08/15/20	1,126	1,184,248
6.25%, 07/15/19	42	44,587
WPP Finance 2010 3.63%, 09/07/22	1,000	1,028,100
3.75%, 09/19/24	3,050	3,110,085
4.75%, 11/21/21	3,000	3,209,190
5.13%, 09/07/42	370	390,687
5.63%, 11/15/43	20	22,770

		20,807,191
Aerospace & Defense — 0.4%
Boeing Capital Corp. 4.70%, 10/27/19	2,346	2,459,851
Boeing Co. (The) 1.65%, 10/30/20 (Call 09/30/20)	340	335,753
1.88%, 06/15/23 (Call 04/15/23)	250	241,568
2.13%, 03/01/22 (Call 02/01/22)	2,050	2,034,277
2.20%, 10/30/22 (Call 08/30/22)	155	152,983
2.25%, 06/15/26 (Call 03/15/26)	1,785	1,698,552

80

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Aerospace & Defense (continued)
2.35%, 10/30/21	$250	$250,633
2.50%, 03/01/25 (Call 12/01/24)	95	92,631
2.60%, 10/30/25 (Call 07/30/25)	1,145	1,132,153
2.80%, 03/01/27 (Call 12/01/26)	2,100	2,073,855
2.85%, 10/30/24 (Call 07/30/24)	2,660	2,680,987
3.30%, 03/01/35 (Call 09/01/34)	645	634,203
3.38%, 06/15/46 (Call 12/15/45)	2,100	1,993,026
3.50%, 03/01/45 (Call 09/01/44)	2,220	2,127,248
3.65%, 03/01/47 (Call 09/01/46)	1,080	1,074,859
4.88%, 02/15/20	4,925	5,215,575
6.00%, 03/15/19	2,900	3,045,783
6.63%, 02/15/38	40	56,221
6.88%, 03/15/39	535	778,190
7.95%, 08/15/24	250	326,070
Embraer Netherlands Finance BV 5.40%, 02/01/27	1,200	1,267,368
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	1,630	1,566,626
2.13%, 08/15/26 (Call 05/15/26)	1,530	1,434,268
2.25%, 11/15/22 (Call 08/15/22)	6,438	6,366,667
2.38%, 11/15/24 (Call 09/15/24)	100	97,835
2.63%, 11/15/27 (Call 08/15/27)	1,700	1,639,072
3.60%, 11/15/42 (Call 05/15/42)	15	15,122
3.88%, 07/15/21 (Call 04/15/21)	1,975	2,077,009
Harris Corp. 3.83%, 04/27/25 (Call 01/27/25)	1,060	1,098,287
4.40%, 12/15/20	1,950	2,049,470
4.85%, 04/27/35 (Call 10/27/34)	660	729,802
5.05%, 04/27/45 (Call 10/27/44)	1,925	2,203,721
5.55%, 10/01/21	2,050	2,246,882
6.15%, 12/15/40	15	18,626
L3 Technologies Inc. 3.85%, 12/15/26 (Call 09/15/26)	1,635	1,681,941
3.95%, 05/28/24 (Call 02/28/24)	761	790,961
4.75%, 07/15/20	2,782	2,938,487
4.95%, 02/15/21 (Call 11/15/20)	2,025	2,154,620
5.20%, 10/15/19	3,275	3,445,627
Lockheed Martin Corp. 2.50%, 11/23/20 (Call 10/23/20)	5,045	5,067,450
2.90%, 03/01/25 (Call 12/01/24)	4,287	4,269,681
3.10%, 01/15/23 (Call 11/15/22)	1,090	1,109,315
3.35%, 09/15/21	2,895	2,982,776
3.55%, 01/15/26 (Call 10/15/25)	3,267	3,382,521
3.60%, 03/01/35 (Call 09/01/34)	2,543	2,527,793
3.80%, 03/01/45 (Call 09/01/44)	3,632	3,586,418
4.07%, 12/15/42	6,248	6,438,252
4.09%, 09/15/52 (Call 03/15/52)	1,420	1,455,159
4.25%, 11/15/19	1,650	1,716,462
4.50%, 05/15/36 (Call 11/15/35)	740	814,252
4.70%, 05/15/46 (Call 11/15/45)	9,491	10,772,380
Series B, 6.15%, 09/01/36	35	45,548
Northrop Grumman Corp. 2.08%, 10/15/20	905	898,077
2.55%, 10/15/22 (Call 09/15/22)	175	173,724
2.93%, 01/15/25 (Call 11/15/24)	2,745	2,727,130
3.20%, 02/01/27 (Call 11/01/26)	5,565	5,583,531
3.25%, 08/01/23	6,729	6,876,365
3.25%, 01/15/28 (Call 10/15/27)	1,930	1,930,270
3.50%, 03/15/21	2,250	2,324,160
3.85%, 04/15/45 (Call 10/15/44)	1,815	1,803,820
4.03%, 10/15/47 (Call 04/15/47)	1,675	1,714,798

Security	Par (000)	Value
Aerospace & Defense (continued)
4.75%, 06/01/43	$1,705	$1,935,499
5.05%, 11/15/40	545	632,184
Northrop Grumman Systems Corp. 7.75%, 02/15/31	115	162,396
Raytheon Co. 2.50%, 12/15/22 (Call 09/15/22)	1,750	1,747,253
3.13%, 10/15/20	1,388	1,423,713
4.20%, 12/15/44 (Call 06/15/44)	510	560,118
4.70%, 12/15/41	650	757,400
7.20%, 08/15/27	1,765	2,355,498
Rockwell Collins Inc. 1.95%, 07/15/19	320	318,813
2.80%, 03/15/22 (Call 02/15/22)	1,015	1,018,969
3.10%, 11/15/21 (Call 08/15/21)	575	584,350
3.20%, 03/15/24 (Call 01/15/24)	225	227,113
3.50%, 03/15/27 (Call 12/15/26)	4,265	4,331,662
3.70%, 12/15/23 (Call 09/15/23)	1,725	1,790,895
4.35%, 04/15/47 (Call 10/15/46)	3,335	3,560,546
4.80%, 12/15/43 (Call 06/15/43)	925	1,034,659
Spirit AeroSystems Inc. 3.85%, 06/15/26 (Call 03/15/26)	1,145	1,158,980
United Technologies Corp. 1.50%, 11/01/19	45	44,461
1.78%, 05/04/18(b)	6,300	6,293,259
1.90%, 05/04/20	1,000	992,020
1.95%, 11/01/21 (Call 10/01/21)	3,905	3,819,559
2.30%, 05/04/22 (Call 04/04/22)	1,000	987,570
2.65%, 11/01/26 (Call 08/01/26)	1,395	1,342,171
2.80%, 05/04/24 (Call 03/04/24)	1,250	1,241,200
3.10%, 06/01/22	8,171	8,332,704
3.13%, 05/04/27 (Call 02/04/27)	1,950	1,945,281
3.75%, 11/01/46 (Call 05/01/46)	3,575	3,498,709
4.05%, 05/04/47 (Call 11/04/46)	1,790	1,840,639
4.15%, 05/15/45 (Call 11/16/44)	4,575	4,779,685
4.50%, 04/15/20	2,883	3,030,350
4.50%, 06/01/42	7,182	7,864,505
5.40%, 05/01/35	845	1,008,009
5.70%, 04/15/40	5,988	7,540,868
6.05%, 06/01/36	151	194,194
6.13%, 07/15/38	6,222	8,135,949
6.70%, 08/01/28	475	613,534
7.50%, 09/15/29	200	276,936

		217,808,342
Agriculture — 0.3%
Altria Group Inc. 2.63%, 01/14/20 (Call 12/14/19)	5,269	5,311,363
2.63%, 09/16/26 (Call 06/16/26)	845	813,693
2.85%, 08/09/22	2,400	2,411,376
2.95%, 05/02/23	175	176,055
3.88%, 09/16/46 (Call 03/16/46)	1,710	1,664,257
4.00%, 01/31/24	6,517	6,937,542
4.25%, 08/09/42	1,095	1,124,105
4.50%, 05/02/43	4,291	4,564,852
4.75%, 05/05/21	6,183	6,641,037
5.38%, 01/31/44	5,485	6,545,580
Archer-Daniels-Midland Co. 2.50%, 08/11/26 (Call 05/11/26)	2,967	2,815,149
3.75%, 09/15/47 (Call 03/15/47)	500	492,680
4.02%, 04/16/43	56	57,905
4.48%, 03/01/21	3,340	3,563,513

81

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Agriculture (continued)
4.54%, 03/26/42	$373	$413,168
5.77%, 03/01/41(b)	600	769,986
BAT Capital Corp.
2.30%, 08/14/20(c)	2,285	2,271,953
2.76%, 08/15/22 (Call 07/15/22)(c)	2,070	2,055,510
3.22%, 08/15/24 (Call 06/15/24)(c)	1,500	1,495,335
3.56%, 08/15/27 (Call 05/15/27)(c)	2,565	2,556,869
4.39%, 08/15/37 (Call 02/15/37)(c)	420	434,923
4.54%, 08/15/47 (Call 02/15/47)(c)	2,175	2,245,013
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	1,015	1,006,900
3.25%, 08/15/26 (Call 05/15/26)	1,750	1,682,275
3.50%, 11/24/20 (Call 10/24/20)	2,705	2,753,690
3.75%, 09/25/27 (Call 06/25/27)	525	519,319
8.50%, 06/15/19	100	108,928
Philip Morris International Inc.
1.38%, 02/25/19	1,960	1,944,692
1.88%, 01/15/19	480	479,419
1.88%, 11/01/19	1,000	995,190
1.88%, 02/25/21 (Call 01/25/21)	750	736,972
2.00%, 02/21/20	1,000	994,110
2.13%, 05/10/23 (Call 03/10/23)	720	695,088
2.38%, 08/17/22 (Call 07/17/22)	2,000	1,970,500
2.50%, 08/22/22	3,000	2,969,730
2.50%, 11/02/22 (Call 10/02/22)	1,000	987,810
2.63%, 02/18/22 (Call 01/18/22)	1,055	1,056,477
2.63%, 03/06/23	200	198,124
2.75%, 02/25/26 (Call 11/25/25)(d)	3,851	3,761,310
2.90%, 11/15/21	1,950	1,974,921
3.13%, 08/17/27 (Call 05/17/27)	1,750	1,741,915
3.25%, 11/10/24	5,664	5,753,038
3.38%, 08/11/25 (Call 05/11/25)	1,790	1,827,071
3.60%, 11/15/23	1,555	1,613,779
3.88%, 08/21/42(d)	276	271,984
4.13%, 05/17/21	2,500	2,634,525
4.13%, 03/04/43	2,440	2,477,454
4.25%, 11/10/44	6,544	6,766,496
4.38%, 11/15/41	3,583	3,764,300
4.50%, 03/26/20	1,000	1,048,990
4.50%, 03/20/42	2,055	2,191,637
4.88%, 11/15/43	1,635	1,834,159
5.65%, 05/16/18	6,409	6,521,414
6.38%, 05/16/38	3,433	4,578,832
Reynolds American Inc.
3.25%, 06/12/20	7,454	7,590,334
4.00%, 06/12/22	2,065	2,156,004
4.45%, 06/12/25 (Call 03/12/25)	8,200	8,744,890
4.85%, 09/15/23	25	27,210
5.70%, 08/15/35 (Call 02/15/35)	2,645	3,110,388
5.85%, 08/15/45 (Call 02/15/45)	11,121	13,562,171
6.15%, 09/15/43	655	825,320
6.88%, 05/01/20	2,548	2,803,641
7.25%, 06/15/37	1,050	1,439,581

		163,482,452
Airlines — 0.1%
American Airlines Pass Through Trust
Series 2011-1, Class A, 5.25%, 07/31/22(d)	586	619,948
Series 2013-2, Class A, 4.95%, 01/15/23	2,553	2,706,421
Series 2014-1, Class A, 3.70%, 04/01/28	291	296,258
Series 2015-1, Class A, 3.38%, 11/01/28	8,647	8,642,349

Security	Par (000)	Value
Airlines (continued)
Series 2015-2, Class AA, 3.60%, 03/22/29	$93	$95,126
Series 2016-1, Class AA, 3.58%, 07/15/29	547	557,923
Series 2017-1, Class AA, 3.65%, 02/15/29	4,326	4,417,538
Continental Airlines Inc. Pass Through Trust
Series 2009-2, Class A, 7.25%, 11/10/19	268	290,711
Series 2012-1, Class A, 4.15%, 10/11/25	1,946	2,033,697
Series 2012-2, Class A, 4.00%, 04/29/26	80	82,622
Delta Air Lines Inc.
2.60%, 12/04/20	480	479,674
3.63%, 03/15/22 (Call 02/15/22)	3,380	3,446,654
Delta Air Lines Inc. Pass Through Trust
Series 2015-1, Class AA, 3.63%, 01/30/29	2,195	2,255,508
Series 2017-1, Class A, 6.82%, 02/10/24	61	68,937
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	4,945	4,977,390
2.75%, 11/06/19 (Call 10/06/19)	1,480	1,494,504
2.75%, 11/16/22 (Call 10/16/22)	1,000	997,450
3.00%, 11/15/26 (Call 08/15/26)	2,450	2,358,076
3.45%, 11/16/27 (Call 08/16/27)	1,000	989,410
Southwest Airlines Co. Pass Through Trust Series 2017-1, Class A, 6.15%, 02/01/24	294	319,380
U.S. Airways Pass Through Trust
Series 2012-1, Class A, 5.90%, 04/01/26	363	403,766
Series 2012-2, Class A, 4.63%, 12/03/26	664	706,218
United Airlines Pass Through Trust
Series 2014-1, Class A, 4.00%, 10/11/27(d)	1,355	1,406,857
Series 2014-2, Class A, 3.75%, 03/03/28	1,953	2,008,978
Series 2015-1, Class AA, 3.45%, 06/01/29	5,567	5,641,578
Series 2016-1, Class AA, 3.10%, 01/07/30	2,010	2,003,709
Series 2016-2, Class AA, 2.88%, 04/07/30	1,000	976,240

		50,276,922
Apparel — 0.0%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	3,425	3,405,546
2.38%, 11/01/26 (Call 08/01/26)	2,930	2,785,317
3.38%, 11/01/46 (Call 05/01/46)	3,150	2,968,213
3.63%, 05/01/43 (Call 11/01/42)	815	803,117
3.88%, 11/01/45 (Call 05/01/45)	2,485	2,546,181
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	1,875	1,891,050
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	1,880	1,942,190
6.45%, 11/01/37	65	84,744

		16,426,358
Auto Manufacturers — 0.6%
American Honda Finance Corp.
1.20%, 07/12/19	2,950	2,908,169
1.65%, 07/12/21	2,255	2,200,158
1.70%, 02/22/19	3,445	3,431,358
1.70%, 09/09/21	1,825	1,778,663
1.95%, 07/20/20	1,090	1,081,618
2.00%, 02/14/20	690	687,620
2.15%, 03/13/20	2,000	1,997,460
2.25%, 08/15/19	2,650	2,656,360
2.30%, 09/09/26	1,215	1,144,445
2.45%, 09/24/20	1,585	1,591,530
2.60%, 11/16/22	1,280	1,279,526
2.90%, 02/16/24	1,100	1,106,204
Daimler Finance North America LLC 8.50%, 01/18/31	4,610	6,881,485
Ford Holdings LLC 9.30%, 03/01/30	1,700	2,401,471

82

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Auto Manufacturers (continued)
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	$3,115	$3,239,569
4.75%, 01/15/43	5,230	5,179,792
5.29%, 12/08/46 (Call 06/08/46)(d)	3,415	3,633,014
6.38%, 02/01/29	1,250	1,465,413
6.63%, 10/01/28	1,015	1,233,357
7.40%, 11/01/46	1,600	2,128,176
7.45%, 07/16/31	5,086	6,570,095
Ford Motor Credit Co. LLC
1.90%, 08/12/19	1,000	991,060
2.02%, 05/03/19	400	398,032
2.26%, 03/28/19	745	744,151
2.34%, 11/02/20	4,200	4,164,090
2.38%, 03/12/19	2,950	2,951,387
2.43%, 06/12/20	1,415	1,410,203
2.46%, 03/27/20	400	399,092
2.60%, 11/04/19	2,650	2,659,540
2.98%, 08/03/22 (Call 07/03/22)	2,200	2,188,406
3.10%, 05/04/23	1,070	1,059,300
3.16%, 08/04/20	1,250	1,267,438
3.20%, 01/15/21	2,930	2,975,356
3.22%, 01/09/22	3,150	3,179,988
3.34%, 03/18/21	6,122	6,235,318
3.34%, 03/28/22 (Call 02/28/22)	2,810	2,844,619
3.66%, 09/08/24	4,950	4,979,403
3.81%, 01/09/24 (Call 11/09/23)	1,990	2,027,551
3.82%, 11/02/27 (Call 08/02/27)	550	547,569
4.13%, 08/04/25	5,450	5,607,614
4.25%, 09/20/22	5,550	5,827,056
4.39%, 01/08/26	2,700	2,820,042
5.00%, 05/15/18	2,950	2,990,592
5.75%, 02/01/21	1,600	1,744,352
5.88%, 08/02/21	6,530	7,207,292
8.13%, 01/15/20	7,700	8,571,794
General Motors Co.
4.00%, 04/01/25	800	813,624
4.20%, 10/01/27 (Call 07/01/27)(d)	1,010	1,028,453
4.88%, 10/02/23	4,319	4,664,088
5.00%, 04/01/35	670	697,892
5.15%, 04/01/38 (Call 10/01/37)	400	418,724
5.20%, 04/01/45	5,780	5,946,175
5.40%, 04/01/48 (Call 10/01/47)	475	506,816
6.25%, 10/02/43	2,548	2,962,483
6.60%, 04/01/36 (Call 10/01/35)	2,568	3,083,654
6.75%, 04/01/46 (Call 10/01/45)	2,825	3,490,231
General Motors Financial Co. Inc.
2.35%, 10/04/19	1,300	1,297,179
2.45%, 11/06/20	3,000	2,979,150
2.65%, 04/13/20	2,950	2,953,953
3.10%, 01/15/19	3,710	3,742,500
3.15%, 01/15/20 (Call 12/15/19)	4,968	5,029,404
3.15%, 06/30/22 (Call 05/30/22)	3,325	3,329,688
3.20%, 07/13/20 (Call 06/13/20)	7,510	7,618,519
3.25%, 05/15/18	150	150,894
3.45%, 01/14/22 (Call 12/14/21)	3,175	3,224,689
3.45%, 04/10/22 (Call 02/10/22)	8,730	8,852,569
3.50%, 11/07/24 (Call 09/07/24)	3,000	2,986,620
3.70%, 11/24/20 (Call 10/24/20)	7,630	7,838,757
3.70%, 05/09/23 (Call 03/09/23)	1,750	1,783,460
3.95%, 04/13/24 (Call 02/13/24)	1,400	1,435,938

Security	Par (000)	Value
Auto Manufacturers (continued)
4.00%, 01/15/25 (Call 10/15/24)	$7,023	$7,172,028
4.00%, 10/06/26 (Call 07/06/26)	890	898,419
4.20%, 03/01/21 (Call 02/01/21)	2,100	2,188,830
4.30%, 07/13/25 (Call 04/13/25)	7,210	7,454,996
4.35%, 01/17/27 (Call 10/17/26)	2,730	2,806,194
4.38%, 09/25/21	1,875	1,971,675
5.25%, 03/01/26 (Call 12/01/25)	3,055	3,337,343
PACCAR Financial Corp.
1.30%, 05/10/19	715	707,879
1.40%, 05/18/18	1,050	1,048,751
1.65%, 02/25/19	765	761,909
1.65%, 08/11/21	35	34,069
1.95%, 02/27/20	490	487,859
2.05%, 11/13/20	620	617,284
2.25%, 02/25/21	1,500	1,497,525
2.30%, 08/10/22	1,500	1,484,520
2.50%, 08/14/20	1,050	1,057,781
Toyota Motor Credit Corp.
1.40%, 05/20/19	2,900	2,873,929
1.55%, 10/18/19	1,940	1,922,210
1.70%, 02/19/19	4,525	4,509,570
1.90%, 04/08/21	1,075	1,060,391
1.95%, 04/17/20	1,650	1,641,173
2.10%, 01/17/19	1,871	1,873,264
2.13%, 07/18/19	2,847	2,849,420
2.15%, 03/12/20	12,940	12,930,683
2.15%, 09/08/22	1,877	1,844,321
2.25%, 10/18/23	1,750	1,709,575
2.60%, 01/11/22	2,000	2,010,180
2.63%, 01/10/23	2,200	2,202,992
2.80%, 07/13/22	250	253,275
2.90%, 04/17/24	3,850	3,884,765
3.20%, 01/11/27	1,050	1,065,645
3.30%, 01/12/22	2,815	2,907,557
3.40%, 09/15/21	1,795	1,860,248
4.25%, 01/11/21	2,750	2,905,595
4.50%, 06/17/20	150	158,289

		291,212,332
Auto Parts & Equipment — 0.0%
Aptiv PLC
4.25%, 01/15/26	935	991,979
4.40%, 10/01/46	225	228,452
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)	900	918,018
4.63%, 09/15/20	1,650	1,739,661
Delphi Automotive PLC
3.15%, 11/19/20 (Call 10/19/20)	1,000	1,017,980
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	2,689	2,841,950
Lear Corp.
5.25%, 01/15/25 (Call 01/15/20)	3,050	3,253,831
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	540	557,221
4.15%, 10/01/25 (Call 07/01/25)	1,500	1,595,760

		13,144,852
Banks — 6.0%
Australia & New Zealand Banking Group Ltd./New York NY
1.60%, 07/15/19	5,000	4,956,850
2.05%, 09/23/19	2,750	2,742,382
2.25%, 06/13/19	3,060	3,064,927

83

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
2.30%, 06/01/21	$3,150	$3,124,138
2.55%, 11/23/21	2,500	2,492,275
2.63%, 05/19/22	4,750	4,742,542
2.70%, 11/16/20	2,750	2,770,020
3.70%, 11/16/25	2,500	2,626,350
Banco Santander SA
3.13%, 02/23/23	1,200	1,197,432
3.50%, 04/11/22	850	866,329
3.80%, 02/23/28	2,800	2,789,416
4.25%, 04/11/27	2,200	2,272,754
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	150	148,775
2.37%, 07/21/21 (Call 07/21/20), (3 mo. LIBOR US + 0.660%)(e)	1,965	1,958,103
2.50%, 10/21/22 (Call 10/21/21)	4,301	4,266,076
2.63%, 10/19/20	8,679	8,716,493
2.63%, 04/19/21	2,495	2,500,988
2.82%, 07/21/23 (Call 07/21/22), (3 mo. LIBOR US + 0.930%)(e)	3,894	3,889,405
2.88%, 04/24/23 (Call 04/24/22), (3 mo. LIBOR US + 1.021%)(e)	3,000	3,006,390
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(e)	200	199,210
3.12%, 01/20/23 (Call 01/20/22), (3 mo. LIBOR US + 1.160%)(e)	4,450	4,505,180
3.25%, 10/21/27 (Call 10/21/26)	8,235	8,127,616
3.30%, 01/11/23	10,825	11,062,717
3.50%, 04/19/26	6,255	6,376,410
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(e)	3,500	3,554,320
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(e)	5,550	5,681,757
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(e)	5,200	5,375,240
3.88%, 08/01/25	14,845	15,545,239
4.00%, 04/01/24	2,382	2,511,676
4.00%, 01/22/25	3,825	3,950,728
4.10%, 07/24/23	1,250	1,323,150
4.13%, 01/22/24	13,970	14,854,720
4.18%, 11/25/27 (Call 11/25/26)	3,300	3,424,179
4.20%, 08/26/24	13,990	14,711,744
4.24%, 04/24/38 (Call 04/24/37), (3 mo. LIBOR US + 1.814%)(e)	2,750	2,937,852
4.25%, 10/22/26	6,355	6,666,395
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(e)	6,135	6,737,334
4.45%, 03/03/26	1,755	1,859,300
4.88%, 04/01/44	4,870	5,653,924
5.00%, 05/13/21	6,285	6,784,532
5.00%, 01/21/44	7,480	8,816,975
5.63%, 07/01/20	9,315	10,051,723
5.65%, 05/01/18	1,905	1,934,280
5.70%, 01/24/22	7,605	8,474,251
5.88%, 01/05/21	3,490	3,837,778
5.88%, 02/07/42	3,385	4,374,706
6.11%, 01/29/37	3,030	3,807,862
6.22%, 09/15/26	600	700,326
6.75%, 06/01/28	50	61,684
7.63%, 06/01/19	2,950	3,175,793
7.75%, 05/14/38	4,074	6,043,046

Security	Par (000)	Value
Banks (continued)
Series L, 1.95%, 05/12/18	$4,200	$4,202,688
Series L, 2.25%, 04/21/20	7,055	7,030,307
Series L, 2.60%, 01/15/19	3,425	3,443,735
Series L, 2.65%, 04/01/19	5,294	5,328,729
Series L, 3.95%, 04/21/25	5,390	5,547,388
Series L, 4.75%, 04/21/45	615	682,748
Bank of America N.A.
2.05%, 12/07/18	5,850	5,859,769
6.00%, 10/15/36	11,601	14,986,288
Bank of Montreal
1.50%, 07/18/19	1,605	1,589,833
1.75%, 09/11/19	1,100	1,092,146
1.90%, 08/27/21	4,870	4,770,555
2.10%, 12/12/19	960	957,946
2.10%, 06/15/20	6,100	6,071,818
2.35%, 09/11/22	2,100	2,067,219
2.38%, 01/25/19 (Call 12/25/18)	4,343	4,354,770
2.55%, 11/06/22 (Call 10/06/22)	3,100	3,078,827
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	830	820,754
2.10%, 01/15/19 (Call 12/15/18)	3,220	3,222,029
2.20%, 03/04/19 (Call 02/02/19)	1,350	1,352,403
2.20%, 05/15/19 (Call 04/15/19)	5,025	5,031,985
2.20%, 08/16/23 (Call 06/16/23)	3,698	3,578,961
2.30%, 09/11/19 (Call 08/11/19)	2,018	2,023,348
2.45%, 11/27/20 (Call 10/27/20)	2,170	2,179,787
2.45%, 08/17/26 (Call 05/17/26)	2,215	2,097,251
2.50%, 04/15/21 (Call 03/15/21)	2,292	2,300,687
2.60%, 08/17/20 (Call 07/17/20)	4,210	4,247,890
2.60%, 02/07/22 (Call 01/07/22)	1,950	1,955,051
2.66%, 05/16/23 (Call 05/16/22), (3 mo. LIBOR US + 0.634%)(e)	2,750	2,739,550
2.80%, 05/04/26 (Call 02/04/26)	740	722,410
3.00%, 02/24/25 (Call 01/24/25)	1,130	1,128,667
3.00%, 10/30/28 (Call 07/30/28)	2,280	2,210,323
3.25%, 09/11/24 (Call 08/11/24)	600	614,526
3.25%, 05/16/27 (Call 02/16/27)	4,525	4,554,593
3.30%, 08/23/29 (Call 05/23/29)	1,750	1,733,078
3.40%, 05/15/24 (Call 04/15/24)	3,850	3,980,245
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(e)	3,835	3,908,632
3.55%, 09/23/21 (Call 08/23/21)	4,270	4,449,297
3.65%, 02/04/24 (Call 01/05/24)	2,450	2,566,277
3.95%, 11/18/25 (Call 10/18/25)	2,375	2,519,353
4.15%, 02/01/21	350	368,893
4.60%, 01/15/20	2,665	2,794,812
Series G, 2.15%, 02/24/20 (Call 01/24/20)	2,550	2,544,645
Bank of Nova Scotia (The)
1.65%, 06/14/19	3,315	3,292,193
1.85%, 04/14/20	25	24,776
1.95%, 01/15/19	1,500	1,498,845
2.05%, 06/05/19	3,005	3,000,793
2.15%, 07/14/20	250	249,050
2.35%, 10/21/20	9,146	9,133,104
2.45%, 03/22/21	6,200	6,207,440
2.45%, 09/19/22	5,350	5,288,582
2.70%, 03/07/22	11,275	11,291,461
2.80%, 07/21/21	2,025	2,046,485
4.38%, 01/13/21	1,525	1,613,328
4.50%, 12/16/25	1,575	1,653,230

84

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
Bank One Corp.
7.63%, 10/15/26	$4,975	$6,358,498
7.75%, 07/15/25	493	619,297
8.00%, 04/29/27	600	792,318
Barclays Bank PLC 5.14%, 10/14/20	3,960	4,198,352
Barclays PLC
2.75%, 11/08/19	5,623	5,649,372
2.88%, 06/08/20	8,500	8,541,565
3.20%, 08/10/21	2,250	2,268,608
3.25%, 01/12/21	5,000	5,062,750
3.65%, 03/16/25	6,118	6,113,779
3.68%, 01/10/23 (Call 01/10/22)	1,860	1,892,717
4.34%, 01/10/28 (Call 01/10/27)	4,120	4,252,540
4.38%, 09/11/24	3,150	3,231,207
4.38%, 01/12/26	10,665	11,087,227
4.84%, 05/09/28 (Call 05/07/27)	2,630	2,739,987
4.95%, 01/10/47	1,965	2,163,799
5.20%, 05/12/26	5,025	5,366,800
5.25%, 08/17/45	3,890	4,446,309
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	6,700	6,614,374
2.15%, 02/01/21 (Call 01/01/21)	3,250	3,222,797
2.25%, 02/01/19 (Call 01/02/19)	1,003	1,005,487
2.45%, 01/15/20 (Call 12/15/19)	2,896	2,910,393
2.63%, 06/29/20 (Call 05/29/20)	3,230	3,258,069
2.75%, 04/01/22 (Call 03/01/22)	2,500	2,519,925
2.85%, 10/26/24 (Call 09/26/24)	3,100	3,076,099
3.95%, 03/22/22 (Call 02/22/22)	1,650	1,730,058
5.25%, 11/01/19	1,351	1,424,575
6.85%, 04/30/19	2,224	2,365,980
BNP Paribas SA
2.38%, 05/21/20	1,530	1,533,075
2.40%, 12/12/18	4,898	4,919,257
2.45%, 03/17/19	3,500	3,516,415
4.25%, 10/15/24	1,950	2,041,611
5.00%, 01/15/21	8,765	9,434,646
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC 3.25%, 03/03/23	2,250	2,294,438
BPCE SA
2.25%, 01/27/20	5,575	5,576,115
2.50%, 12/10/18	2,500	2,510,600
2.50%, 07/15/19	6,050	6,075,228
2.65%, 02/03/21	1,750	1,758,663
2.75%, 12/02/21	2,250	2,262,848
3.38%, 12/02/26	2,000	2,027,720
4.00%, 04/15/24	1,195	1,262,685
Branch Banking & Trust Co.
1.45%, 05/10/19 (Call 04/10/19)	6,240	6,183,715
2.10%, 01/15/20 (Call 12/15/19)	1,400	1,397,676
2.63%, 01/15/22 (Call 12/15/21)	1,500	1,506,000
2.85%, 04/01/21 (Call 03/01/21)	625	635,063
3.63%, 09/16/25 (Call 08/16/25)	2,275	2,353,010
3.80%, 10/30/26 (Call 09/30/26)	2,553	2,672,531
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	2,000	1,980,060
2.10%, 10/05/20	2,000	1,983,820
2.55%, 06/16/22	2,800	2,783,004
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	3,530	3,511,044
2.45%, 04/24/19 (Call 03/24/19)	1,261	1,264,228

Security	Par (000)	Value
Banks (continued)
2.50%, 05/12/20 (Call 04/12/20)	$200	$199,924
3.20%, 02/05/25 (Call 01/05/25)	1,531	1,516,348
3.30%, 10/30/24 (Call 09/30/24)	2,000	1,990,840
3.50%, 06/15/23	550	560,203
3.75%, 04/24/24 (Call 03/24/24)	1,270	1,306,843
3.75%, 07/28/26 (Call 06/28/26)	6,365	6,324,073
3.75%, 03/09/27 (Call 02/09/27)	3,790	3,816,303
4.20%, 10/29/25 (Call 09/29/25)	9,102	9,317,262
4.75%, 07/15/21	5,175	5,544,288
Capital One N.A./Mclean VA
1.85%, 09/13/19 (Call 08/13/19)	3,000	2,970,660
2.25%, 09/13/21 (Call 08/13/21)	5,000	4,902,200
2.35%, 01/31/20 (Call 12/31/19)	2,250	2,244,038
2.40%, 09/05/19 (Call 08/05/19)	2,704	2,704,108
2.65%, 08/08/22 (Call 07/08/22)	2,000	1,977,600
2.95%, 07/23/21 (Call 06/23/21)	3,500	3,524,115
Citibank N.A.
2.00%, 03/20/19 (Call 02/20/19)	1,500	1,498,620
2.10%, 06/12/20 (Call 05/12/20)	1,610	1,599,213
2.13%, 10/20/20 (Call 09/20/20)	8,500	8,433,615
Citigroup Inc.
1.75%, 05/01/18	6,100	6,097,865
2.05%, 12/07/18	6,850	6,849,520
2.05%, 06/07/19	2,150	2,143,572
2.35%, 08/02/21	5,550	5,489,560
2.40%, 02/18/20	5,260	5,250,479
2.45%, 01/10/20 (Call 12/10/19)	2,174	2,175,565
2.50%, 07/29/19	5,464	5,482,523
2.55%, 04/08/19	7,335	7,370,868
2.65%, 10/26/20	3,351	3,363,064
2.70%, 03/30/21	7,570	7,599,372
2.70%, 10/27/22 (Call 09/27/22)	2,000	1,981,600
2.75%, 04/25/22 (Call 03/25/22)	4,000	3,986,560
2.88%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 0.950%)(e)	4,123	4,102,839
2.90%, 12/08/21 (Call 11/08/21)	2,615	2,628,860
3.20%, 10/21/26 (Call 07/21/26)	3,000	2,955,450
3.30%, 04/27/25	3,275	3,295,829
3.38%, 03/01/23	1,920	1,962,144
3.40%, 05/01/26	3,575	3,582,472
3.50%, 05/15/23	2,878	2,926,811
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(e)	300	300,060
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(e)	2,175	2,201,840
3.70%, 01/12/26	5,230	5,358,763
3.75%, 06/16/24	3,500	3,630,095
3.88%, 10/25/23	3,475	3,619,004
3.88%, 03/26/25	2,205	2,250,820
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(e)	6,500	6,696,885
4.00%, 08/05/24	2,061	2,138,246
4.05%, 07/30/22	2,275	2,373,394
4.13%, 07/25/28	4,115	4,218,698
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(e)	6,725	7,102,609
4.30%, 11/20/26	3,075	3,197,600
4.40%, 06/10/25	4,411	4,642,622
4.45%, 09/29/27	10,348	10,861,985
4.50%, 01/14/22	6,550	6,986,688

85

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
4.60%, 03/09/26	$2,725	$2,891,579
4.65%, 07/30/45	2,666	2,964,752
4.75%, 05/18/46	4,935	5,325,507
5.30%, 05/06/44	5,595	6,455,791
5.38%, 08/09/20	400	430,780
5.50%, 09/13/25	4,250	4,779,507
5.88%, 01/30/42	2,103	2,706,372
6.00%, 10/31/33	1,000	1,213,340
6.13%, 05/15/18	80	81,529
6.13%, 08/25/36	508	628,675
6.63%, 01/15/28	25	30,511
6.63%, 06/15/32	615	782,649
6.68%, 09/13/43	1,130	1,537,094
8.13%, 07/15/39	12,412	19,514,519
Citizens Bank N.A./Providence RI
2.20%, 05/26/20 (Call 04/26/20)	505	501,758
2.25%, 03/02/20 (Call 02/03/20)	615	612,749
2.25%, 10/30/20 (Call 09/30/20)	2,250	2,233,778
2.45%, 12/04/19 (Call 11/04/19)	750	750,638
2.50%, 03/14/19 (Call 02/14/19)	665	667,141
2.55%, 05/13/21 (Call 04/13/21)	695	693,492
2.65%, 05/26/22 (Call 04/26/22)	2,135	2,123,877
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)	1,995	1,970,122
4.30%, 12/03/25 (Call 11/03/25)	450	469,382
4.35%, 08/01/25 (Call 07/03/25)(d)	6,515	6,698,984
Comerica Bank 2.50%, 06/02/20	1,500	1,502,055
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	1,763	1,758,769
3.80%, 07/22/26	1,800	1,828,602
Commonwealth Bank of Australia/New York NY
2.05%, 03/15/19	400	399,620
2.25%, 03/13/19	6,000	6,007,560
2.30%, 09/06/19	2,250	2,254,275
2.30%, 03/12/20	2,000	1,999,220
2.40%, 11/02/20	2,450	2,448,775
2.55%, 03/15/21	3,140	3,146,751
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	5,095	5,123,328
2.88%, 06/29/22 (Call 05/29/22)	1,000	993,020
3.88%, 04/10/25 (Call 03/10/25)	1,750	1,746,273
Cooperatieve Rabobank UA
3.75%, 07/21/26	3,750	3,789,187
3.88%, 02/08/22	7,185	7,566,452
3.95%, 11/09/22	4,500	4,706,145
4.38%, 08/04/25	1,990	2,098,256
4.50%, 01/11/21	3,350	3,563,864
4.63%, 12/01/23	4,835	5,188,487
5.25%, 05/24/41	3,715	4,575,431
5.25%, 08/04/45	3,950	4,711,007
5.75%, 12/01/43	4,550	5,766,124
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19	4,250	4,197,257
2.25%, 01/14/19	1,500	1,503,720
2.25%, 01/14/20	1,250	1,251,113
2.50%, 01/19/21	4,380	4,406,543
2.75%, 01/10/22	2,250	2,270,655
3.38%, 05/21/25	1,500	1,538,790

Security	Par (000)	Value
Banks (continued)
Credit Suisse AG/New York NY
2.30%, 05/28/19	$3,060	$3,066,854
3.00%, 10/29/21	8,410	8,537,327
3.63%, 09/09/24	4,500	4,652,370
4.38%, 08/05/20	750	787,725
5.30%, 08/13/19	900	945,531
5.40%, 01/14/20	2,740	2,897,331
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	3,000	3,014,670
3.13%, 12/10/20	10,175	10,301,272
3.45%, 04/16/21	3,120	3,188,640
3.75%, 03/26/25	4,320	4,406,486
3.80%, 09/15/22	5,000	5,170,350
3.80%, 06/09/23	4,027	4,156,589
4.55%, 04/17/26	7,050	7,532,572
4.88%, 05/15/45	5,990	6,767,202
Deutsche Bank AG
2.85%, 05/10/19	5,450	5,474,470
2.95%, 08/20/20	4,350	4,364,833
3.13%, 01/13/21	3,590	3,608,345
3.38%, 05/12/21	3,075	3,107,287
4.10%, 01/13/26	2,195	2,235,015
4.25%, 10/14/21	300	312,228
Deutsche Bank AG/London
2.50%, 02/13/19	3,886	3,889,769
3.70%, 05/30/24	5,875	5,915,067
Deutsche Bank AG/New York NY 3.30%, 11/16/22	6,000	5,989,920
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)	1,305	1,322,265
3.45%, 07/27/26 (Call 04/27/26)	1,870	1,838,509
4.20%, 08/08/23	6,400	6,744,896
4.25%, 03/13/26	250	259,840
7.00%, 04/15/20	250	273,845
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	2,739	2,743,245
2.60%, 06/15/22 (Call 05/15/22)	1,375	1,363,835
2.88%, 07/27/20 (Call 06/27/20)	2,836	2,870,259
3.50%, 03/15/22 (Call 02/15/22)	9,075	9,381,100
4.30%, 01/16/24 (Call 12/16/23)	263	278,906
8.25%, 03/01/38	1,470	2,220,009
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	1,085	1,073,683
2.20%, 10/30/20 (Call 09/30/20)	400	397,704
2.25%, 06/14/21 (Call 05/14/21)	1,475	1,463,893
2.30%, 03/15/19 (Call 02/15/19)	2,170	2,177,183
2.38%, 04/25/19 (Call 03/25/19)	750	752,655
2.88%, 10/01/21 (Call 09/01/21)	3,625	3,660,126
3.85%, 03/15/26 (Call 02/15/26)	5,300	5,449,778
First Republic Bank/CA
2.38%, 06/17/19 (Call 05/17/19)	1,880	1,880,808
2.50%, 06/06/22 (Call 05/06/22)	4,500	4,446,360
4.38%, 08/01/46 (Call 02/01/46)	2,000	2,015,340
4.63%, 02/13/47	1,750	1,829,573
First Tennessee Bank N.A. 2.95%, 12/01/19 (Call 11/01/19)	1,500	1,510,095
FirstMerit Bank N.A./Akron OH 4.27%, 11/25/26	1,000	1,039,310
Goldman Sachs Capital I 6.35%, 02/15/34	6,346	7,946,778
Goldman Sachs Group Inc. (The)
1.95%, 07/23/19	1,335	1,327,844
2.00%, 04/25/19 (Call 03/25/19)	3,000	2,991,300

86

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
2.30%, 12/13/19 (Call 11/13/19)	$935	$933,663
2.35%, 11/15/21 (Call 11/15/20)	6,496	6,393,883
2.55%, 10/23/19	10,920	10,963,352
2.60%, 04/23/20 (Call 03/23/20)	6,955	6,971,970
2.60%, 12/27/20 (Call 12/27/19)	4,825	4,836,483
2.63%, 01/31/19	8,660	8,713,259
2.63%, 04/25/21 (Call 03/25/21)	1,255	1,254,347
2.75%, 09/15/20 (Call 08/15/20)	7,860	7,897,728
2.88%, 02/25/21 (Call 01/25/21)	3,957	3,986,124
2.88%, 10/31/22 (Call 10/31/21), (3 mo. LIBOR US + 0.821%)(e)	8,200	8,175,564
2.91%, 06/05/23 (Call 06/05/22), (3 mo. LIBOR US + 1.053%)(e)	300	297,810
2.91%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 0.990%)(e)	3,100	3,073,805
3.00%, 04/26/22 (Call 04/26/21)	6,855	6,887,973
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(e)	4,575	4,547,458
3.50%, 01/23/25 (Call 10/23/24)	3,450	3,493,021
3.50%, 11/16/26 (Call 11/16/25)	5,033	5,019,864
3.63%, 01/22/23	7,420	7,623,308
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(e)	5,600	5,653,200
3.75%, 05/22/25 (Call 02/22/25)	10,664	10,943,184
3.75%, 02/25/26 (Call 11/25/25)	4,055	4,145,589
3.85%, 07/08/24 (Call 04/08/24)	10,425	10,815,833
3.85%, 01/26/27 (Call 01/26/26)	6,365	6,492,236
4.00%, 03/03/24	4,381	4,593,610
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(e)	4,450	4,515,059
4.25%, 10/21/25	7,688	8,025,273
4.75%, 10/21/45 (Call 04/21/45)	4,345	4,884,823
4.80%, 07/08/44 (Call 01/08/44)	5,876	6,624,602
5.15%, 05/22/45	5,575	6,329,966
5.25%, 07/27/21	4,287	4,660,483
5.38%, 03/15/20	9,075	9,648,903
5.75%, 01/24/22	10,089	11,210,090
5.95%, 01/15/27	2,981	3,471,524
6.00%, 06/15/20	6,472	7,017,460
6.13%, 02/15/33	6,207	7,822,496
6.25%, 02/01/41	8,927	11,875,142
6.45%, 05/01/36	950	1,207,061
6.75%, 10/01/37	15,108	19,955,855
7.50%, 02/15/19	2,508	2,662,543
HSBC Bank USA N.A.
4.88%, 08/24/20	4,500	4,773,060
7.00%, 01/15/39	1,250	1,808,175
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	250	309,758
5.88%, 11/01/34	3,000	3,770,490
HSBC Holdings PLC
2.65%, 01/05/22	3,525	3,505,612
2.95%, 05/25/21	2,500	2,525,100
3.26%, 03/13/23 (Call 03/13/22), (3 mo. LIBOR US + 1.055%)(e)	3,830	3,889,288
3.40%, 03/08/21	3,805	3,896,700
3.60%, 05/25/23	4,300	4,434,504
3.90%, 05/25/26	4,300	4,447,318
4.00%, 03/30/22	8,461	8,871,866

Security	Par (000)	Value
Banks (continued)
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(e)	$2,090	$2,175,230
4.25%, 03/14/24	11,200	11,675,104
4.25%, 08/18/25	4,100	4,256,456
4.30%, 03/08/26	4,165	4,417,399
4.38%, 11/23/26	3,130	3,255,982
4.88%, 01/14/22	150	161,979
5.10%, 04/05/21	7,064	7,619,725
5.25%, 03/14/44	2,900	3,383,633
6.10%, 01/14/42	3,525	4,744,368
6.50%, 05/02/36	5,206	6,752,755
6.50%, 09/15/37	10,245	13,360,300
6.80%, 06/01/38	2,150	2,906,520
7.63%, 05/17/32	675	909,900
HSBC USA Inc.
2.25%, 06/23/19	2,350	2,353,290
2.35%, 03/05/20	6,410	6,413,910
2.38%, 11/13/19	2,370	2,376,233
2.75%, 08/07/20	7,705	7,778,737
3.50%, 06/23/24	8,500	8,731,285
5.00%, 09/27/20	3,030	3,217,648
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	3,450	3,393,903
3.15%, 03/14/21 (Call 02/14/21)	2,520	2,566,066
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)	4,750	4,750,427
2.38%, 03/10/20 (Call 02/10/20)	950	950,675
2.40%, 04/01/20 (Call 03/01/20)	750	750,293
2.50%, 08/07/22 (Call 07/07/22)	2,500	2,467,225
2.88%, 08/20/20 (Call 07/20/20)	1,250	1,263,563
Industrial & Commercial Bank of China Ltd./New York
3.23%, 11/13/19	7,000	7,074,620
ING Groep NV
3.15%, 03/29/22	2,000	2,021,620
3.95%, 03/29/27	6,500	6,791,785
Intesa Sanpaolo SpA
3.88%, 01/15/19	6,700	6,805,123
5.25%, 01/12/24	2,387	2,619,183
JPMorgan Chase & Co.
1.63%, 05/15/18	2,435	2,433,661
1.85%, 03/22/19 (Call 02/22/19)	3,700	3,687,753
2.20%, 10/22/19	7,908	7,910,056
2.25%, 01/23/20 (Call 12/23/19)	7,187	7,183,550
2.30%, 08/15/21 (Call 08/15/20)	1,050	1,042,629
2.35%, 01/28/19	3,760	3,772,521
2.40%, 06/07/21 (Call 05/07/21)	925	921,208
2.55%, 10/29/20 (Call 09/29/20)	7,050	7,079,962
2.55%, 03/01/21 (Call 02/01/21)	4,385	4,393,463
2.70%, 05/18/23 (Call 03/18/23)	3,600	3,575,196
2.75%, 06/23/20 (Call 05/23/20)	12,850	12,969,376
2.78%, 04/25/23 (Call 04/25/22), (3 mo. LIBOR US + 0.935%)(e)	1,870	1,867,793
2.95%, 10/01/26 (Call 07/01/26)	6,450	6,290,491
2.97%, 01/15/23 (Call 01/15/22)	5,825	5,865,542
3.13%, 01/23/25 (Call 10/23/24)	3,833	3,842,697
3.20%, 01/25/23	6,295	6,405,981
3.20%, 06/15/26 (Call 03/15/26)	1,350	1,343,304
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(e)	450	452,655
3.25%, 09/23/22	8,246	8,430,463

87

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
3.30%, 04/01/26 (Call 01/01/26)	$12,114	$12,143,437
3.38%, 05/01/23	2,950	3,003,926
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(e)	2,800	2,829,960
3.63%, 05/13/24	4,100	4,253,955
3.63%, 12/01/27 (Call 12/01/26)	4,431	4,445,224
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(e)	6,000	6,187,740
3.88%, 02/01/24	6,350	6,693,281
3.88%, 09/10/24	7,070	7,366,021
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(e)	2,400	2,429,328
3.90%, 07/15/25 (Call 04/15/25)	5,519	5,790,148
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(e)	5,000	5,025,100
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(e)	2,800	2,843,400
4.13%, 12/15/26	4,524	4,726,223
4.25%, 10/15/20	7,720	8,100,056
4.25%, 10/01/27	10,569	11,155,474
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(e)	950	1,000,816
4.35%, 08/15/21	4,840	5,139,354
4.50%, 01/24/22	14,005	15,004,117
4.63%, 05/10/21	1,699	1,814,124
4.85%, 02/01/44	10,050	11,595,288
4.95%, 03/25/20	1,450	1,534,651
4.95%, 06/01/45	5,185	5,850,702
5.40%, 01/06/42	2,782	3,404,417
5.50%, 10/15/40	4,071	5,028,988
5.60%, 07/15/41	3,265	4,096,791
5.63%, 08/16/43	5,871	7,184,460
6.00%, 01/15/18	275	276,309
6.30%, 04/23/19	18,666	19,711,483
6.40%, 05/15/38	1,908	2,576,353
JPMorgan Chase Bank N.A. 1.65%, 09/23/19 (Call 08/23/19)	2,460	2,441,402
KeyBank N.A./Cleveland OH 1.60%, 08/22/19	825	817,022
2.25%, 03/16/20	2,550	2,546,864
2.30%, 09/14/22	1,850	1,817,274
2.35%, 03/08/19	2,500	2,507,325
2.40%, 06/09/22	2,000	1,978,580
2.50%, 11/22/21	2,435	2,428,913
KeyCorp 2.30%, 12/13/18 (Call 11/13/18)	9,716	9,734,460
2.90%, 09/15/20	2,322	2,349,701
5.10%, 03/24/21	3,125	3,378,312
KfW 0.00%, 04/18/36(f)	4,500	2,612,520
0.00%, 06/29/37(f)	2,000	1,117,480
1.00%, 07/15/19	10,005	9,860,628
1.25%, 09/30/19	21,355	21,091,693
1.50%, 02/06/19	8,950	8,914,916
1.50%, 09/09/19	525	521,015
1.50%, 04/20/20	2,940	2,904,955
1.50%, 06/15/21(d)	15,250	14,900,165
1.63%, 05/29/20	11,610	11,496,802
1.63%, 03/15/21	18,200	17,899,336
1.75%, 10/15/19	1,000	996,430

Security	Par (000)	Value
Banks (continued)
1.75%, 03/31/20	$7,650	$7,605,783
1.88%, 04/01/19	17,550	17,552,281
1.88%, 06/30/20	16,310	16,242,477
1.88%, 11/30/20	2,000	1,987,880
2.00%, 11/30/21	5,000	4,957,700
2.00%, 09/29/22	1,300	1,283,399
2.00%, 10/04/22	2,750	2,711,308
2.00%, 05/02/25(d)	31,850	30,788,121
2.13%, 03/07/22	7,735	7,691,761
2.13%, 06/15/22	7,600	7,551,360
2.13%, 01/17/23	14,275	14,132,250
2.38%, 08/25/21(d)	3,800	3,824,358
2.50%, 11/20/24	20,500	20,503,075
2.63%, 01/25/22	7,700	7,819,119
2.75%, 09/08/20	14,653	14,926,132
2.75%, 10/01/20	2,400	2,445,120
4.00%, 01/27/20	6,450	6,721,996
4.88%, 06/17/19	6,070	6,341,572
Korea Development Bank (The) 1.38%, 09/12/19	200	195,866
2.50%, 03/11/20	3,500	3,480,365
3.00%, 03/17/19	500	503,335
3.00%, 09/14/22	200	200,192
3.00%, 01/13/26	3,750	3,678,075
3.38%, 09/16/25	1,200	1,211,724
3.75%, 01/22/24	1,350	1,401,219
4.63%, 11/16/21	4,000	4,251,640
Landwirtschaftliche Rentenbank 1.38%, 10/23/19	550	544,181
1.75%, 07/27/26	6,400	5,993,984
2.00%, 01/13/25	4,513	4,367,817
2.38%, 06/10/25	3,275	3,243,756
Lloyds Bank PLC 2.70%, 08/17/20	2,900	2,920,967
6.38%, 01/21/21	188	209,513
Lloyds Banking Group PLC 3.00%, 01/11/22	6,800	6,826,384
3.10%, 07/06/21	2,980	3,016,803
3.75%, 01/11/27	3,940	3,998,548
4.50%, 11/04/24	3,855	4,047,711
4.58%, 12/10/25	400	420,032
4.65%, 03/24/26	5,771	6,108,257
5.30%, 12/01/45	1,675	1,955,596
Manufacturers & Traders Trust Co. 2.05%, 08/17/20 (Call 07/17/20)	1,010	1,003,566
2.10%, 02/06/20 (Call 01/06/20)	5,000	4,985,200
2.25%, 07/25/19 (Call 06/25/19)	3,300	3,308,316
2.30%, 01/30/19 (Call 12/30/18)	2,400	2,405,304
2.50%, 05/18/22 (Call 04/18/22)	2,000	1,993,020
2.90%, 02/06/25 (Call 01/06/25)	1,250	1,239,750
3.40%, 08/17/27	1,200	1,207,680
Mitsubishi UFJ Financial Group Inc. 2.19%, 09/13/21	2,000	1,964,160
2.53%, 09/13/23	780	761,756
2.67%, 07/25/22	2,000	1,981,580
2.76%, 09/13/26	1,700	1,625,132
2.95%, 03/01/21	6,650	6,719,226
3.00%, 02/22/22	455	458,722
3.29%, 07/25/27	2,200	2,180,442

88

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
3.68%, 02/22/27	$1,750	$1,791,825
3.85%, 03/01/26	11,490	11,889,507
Mizuho Financial Group Inc.
2.27%, 09/13/21	2,000	1,962,640
2.60%, 09/11/22	2,500	2,463,600
2.84%, 09/13/26	1,310	1,257,443
2.95%, 02/28/22	2,370	2,375,783
3.17%, 09/11/27	2,500	2,449,350
3.66%, 02/28/27	2,270	2,315,877
Morgan Stanley
2.20%, 12/07/18	1,405	1,406,953
2.38%, 07/23/19	6,934	6,944,262
2.45%, 02/01/19	2,440	2,447,540
2.50%, 01/24/19	18,863	18,935,811
2.50%, 04/21/21	9,779	9,735,777
2.63%, 11/17/21	2,065	2,057,566
2.65%, 01/27/20	6,798	6,839,468
2.75%, 05/19/22	6,275	6,264,521
2.80%, 06/16/20	7,505	7,571,194
3.13%, 07/27/26	8,785	8,617,821
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(e)	2,660	2,672,342
3.63%, 01/20/27(d)	3,805	3,864,586
3.70%, 10/23/24	6,050	6,246,443
3.75%, 02/25/23	4,038	4,181,470
3.88%, 01/27/26	5,319	5,514,154
3.95%, 04/23/27	6,970	7,057,822
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(e)	2,900	2,945,298
4.00%, 07/23/25	6,539	6,837,636
4.10%, 05/22/23	2,415	2,518,193
4.30%, 01/27/45	4,580	4,821,732
4.35%, 09/08/26	4,978	5,202,259
4.38%, 01/22/47	7,085	7,566,780
4.88%, 11/01/22	9,531	10,270,320
5.00%, 11/24/25	3,780	4,121,523
5.50%, 01/26/20	3,500	3,721,515
5.50%, 07/24/20	6,590	7,083,789
5.50%, 07/28/21	4,027	4,408,599
5.63%, 09/23/19	9,250	9,777,065
5.75%, 01/25/21	4,885	5,349,222
6.25%, 08/09/26	2,501	2,981,867
6.38%, 07/24/42	9,139	12,443,662
7.25%, 04/01/32	1,515	2,087,019
7.30%, 05/13/19	5,865	6,276,371
Series F, 3.88%, 04/29/24	14,450	15,093,314
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	563	560,900
3.00%, 02/10/25 (Call 01/10/25)	3,150	3,106,813
National Australia Bank Ltd./New York
1.38%, 07/12/19	1,250	1,233,875
1.88%, 07/12/21	300	293,052
2.00%, 01/14/19	350	349,801
2.25%, 01/10/20	2,000	1,999,060
2.50%, 05/22/22	5,000	4,963,500
2.50%, 07/12/26	3,850	3,656,037
2.63%, 07/23/20	3,500	3,524,430
2.63%, 01/14/21	1,600	1,606,656
2.80%, 01/10/22	2,000	2,013,220

Security	Par (000)	Value
Banks (continued)
3.00%, 01/20/23	$2,850	$2,874,538
3.38%, 01/14/26	1,110	1,127,039
National Bank of Canada
2.10%, 12/14/18	4,000	4,000,880
2.15%, 06/12/20 (Call 05/12/20)	1,000	995,430
2.20%, 11/02/20 (Call 10/02/20)	3,950	3,924,404
Northern Trust Corp.
2.38%, 08/02/22	1,700	1,700,204
3.38%, 08/23/21	1,949	2,019,145
3.45%, 11/04/20	250	257,948
3.95%, 10/30/25	2,750	2,908,290
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	6,200	6,184,686
1.13%, 04/26/19	30	29,662
1.38%, 02/10/20	7,400	7,298,694
1.50%, 10/21/20	6,920	6,804,851
1.75%, 01/24/20	715	711,225
2.38%, 10/01/21(d)	3,350	3,365,845
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)(g)	3,190	3,162,119
2.20%, 01/28/19 (Call 12/29/18)(g)	3,050	3,053,324
2.25%, 07/02/19 (Call 06/02/19)(g)	3,900	3,906,474
2.30%, 06/01/20 (Call 05/02/20)(g)	2,500	2,502,050
2.40%, 10/18/19 (Call 09/18/19)(g)	500	501,660
2.45%, 11/05/20 (Call 10/06/20)(g)	800	802,480
2.45%, 07/28/22 (Call 06/28/22)(g)	250	248,060
2.55%, 12/09/21 (Call 11/09/21)(g)	250	250,435
2.60%, 07/21/20 (Call 06/21/20)(g)	350	352,384
2.70%, 11/01/22 (Call 10/01/22)(g)	4,085	4,074,011
2.95%, 01/30/23 (Call 12/30/22)(g)	500	503,195
2.95%, 02/23/25 (Call 01/24/25)(g)	250	249,328
3.10%, 10/25/27 (Call 09/25/27)(g)	700	692,202
3.25%, 06/01/25 (Call 05/02/25)(g)	750	759,803
3.30%, 10/30/24 (Call 09/30/24)(g)	1,500	1,533,435
3.80%, 07/25/23 (Call 06/25/23)(g)	6,750	7,065,967
4.20%, 11/01/25 (Call 10/02/25)(g)	500	536,060
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)(g)	200	198,632
3.90%, 04/29/24 (Call 03/29/24)(g)	2,750	2,882,110
4.38%, 08/11/20(g)	2,762	2,904,464
6.70%, 06/10/19(g)	1,163	1,239,746
6.88%, 05/15/19(g)	225	239,711
RBC USA Holdco Corp. 5.25%, 09/15/20	5,025	5,396,800
Regions Bank/Birmingham AL 6.45%, 06/26/37	1,500	1,875,960
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	2,625	2,610,720
3.20%, 02/08/21 (Call 01/08/21)	1,750	1,782,008
7.38%, 12/10/37	1,800	2,482,398
Royal Bank of Canada
1.50%, 07/29/19	5,100	5,044,614
1.63%, 04/15/19	2,650	2,633,544
2.00%, 12/10/18	6,564	6,566,954
2.13%, 03/02/20	5,975	5,960,779
2.15%, 03/15/19	1,400	1,400,336
2.15%, 03/06/20	5,200	5,186,948
2.15%, 10/26/20	7,900	7,855,681
2.35%, 10/30/20	1,353	1,353,027
2.50%, 01/19/21	3,025	3,036,162
2.75%, 02/01/22	5,550	5,609,052
4.65%, 01/27/26	1,550	1,662,747

89

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
Royal Bank of Scotland Group PLC
3.50%, 05/15/23 (Call 05/15/22), (3 mo. LIBOR US + 1.480%)(e)	$325	$325,813
3.88%, 09/12/23	6,170	6,271,435
4.80%, 04/05/26	4,850	5,193,816
Royal Bank of Scotland PLC (The) 5.63%, 08/24/20	600	645,546
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	2,300	2,303,542
2.70%, 05/24/19 (Call 04/24/19)	2,550	2,559,206
3.70%, 03/28/22 (Call 02/28/22)(c)	2,250	2,285,910
4.40%, 07/13/27 (Call 04/13/27)(c)	1,970	2,014,896
4.50%, 07/17/25 (Call 04/17/25)	2,725	2,835,417
Santander Issuances SAU 5.18%, 11/19/25	5,400	5,816,610
Santander UK Group Holdings PLC
2.88%, 10/16/20	2,525	2,538,888
2.88%, 08/05/21	1,450	1,449,551
3.13%, 01/08/21	4,860	4,921,916
3.57%, 01/10/23 (Call 01/10/22)	1,715	1,740,176
Santander UK PLC
2.13%, 11/03/20	200	198,452
2.35%, 09/10/19	1,280	1,281,818
2.38%, 03/16/20	3,801	3,807,500
2.50%, 03/14/19	3,250	3,265,145
4.00%, 03/13/24	4,126	4,344,678
Shinhan Bank Co. Ltd. 3.88%, 03/24/26(c)	300	302,448
Skandinaviska Enskilda Banken AB
1.50%, 09/13/19	1,000	987,890
1.88%, 09/13/21	2,500	2,441,625
2.30%, 03/11/20	2,750	2,750,000
2.63%, 03/15/21	2,100	2,109,429
2.80%, 03/11/22	2,750	2,776,262
State Street Corp.
1.95%, 05/19/21	645	636,744
2.55%, 08/18/20	1,920	1,939,891
2.65%, 05/15/23 (Call 05/15/22), (3 mo. LIBOR US + 0.635%)(e)	700	701,918
2.65%, 05/19/26	2,680	2,602,012
3.10%, 05/15/23	2,987	3,021,350
3.30%, 12/16/24	4,195	4,331,254
3.55%, 08/18/25	3,805	3,952,368
3.70%, 11/20/23	2,315	2,441,584
4.38%, 03/07/21	1,650	1,753,505
Sumitomo Mitsui Banking Corp.
2.05%, 01/18/19	5,000	4,994,700
2.25%, 07/11/19	1,250	1,250,613
2.45%, 01/10/19	250	250,790
2.45%, 01/16/20	10,250	10,270,705
2.45%, 10/20/20	1,000	998,260
2.65%, 07/23/20	250	252,018
3.65%, 07/23/25	3,000	3,113,400
3.95%, 01/10/24	3,000	3,162,930
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	4,600	4,502,158
2.44%, 10/19/21	1,000	989,670
2.63%, 07/14/26	2,950	2,789,933
2.78%, 07/12/22	10,050	10,007,689
2.78%, 10/18/22	2,100	2,085,153
2.85%, 01/11/22	2,145	2,151,585
2.93%, 03/09/21	10,050	10,152,510
3.01%, 10/19/26	1,870	1,816,742

Security	Par (000)	Value
Banks (continued)
3.35%, 10/18/27(d)	$2,000	$1,993,480
3.78%, 03/09/26	4,260	4,407,396
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	1,020	1,020,337
2.45%, 08/01/22 (Call 07/01/22)	3,000	2,967,540
3.30%, 05/15/26 (Call 04/15/26)	1,000	988,470
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	120	120,552
2.70%, 01/27/22 (Call 12/27/21)	3,550	3,547,089
2.90%, 03/03/21 (Call 02/03/21)	4,625	4,679,112
SVB Financial Group 3.50%, 01/29/25	1,925	1,928,735
Svenska Handelsbanken AB
1.50%, 09/06/19	1,250	1,236,163
1.88%, 09/07/21	2,250	2,203,133
2.25%, 06/17/19	1,750	1,754,603
2.40%, 10/01/20	7,250	7,270,010
2.45%, 03/30/21	2,910	2,912,473
2.50%, 01/25/19	2,750	2,763,337
Synchrony Bank 3.00%, 06/15/22 (Call 05/15/22)	500	496,535
Synovus Financial Corp. 3.13%, 11/01/22 (Call 10/01/22)	3,850	3,826,361
Toronto-Dominion Bank (The)
1.45%, 08/13/19	1,825	1,804,688
1.80%, 07/13/21	4,599	4,502,559
1.85%, 09/11/20	2,155	2,130,864
1.90%, 10/24/19	5,200	5,175,664
1.95%, 01/22/19	3,100	3,097,272
2.13%, 07/02/19	5,179	5,180,916
2.13%, 04/07/21	1,795	1,780,640
2.25%, 11/05/19	5,440	5,451,098
2.50%, 12/14/20	4,625	4,647,477
3.63%, 09/15/31 (Call 09/15/26), (5 year USD Swap + 2.205%)(e)	1,450	1,442,214
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	3,851	3,861,359
2.35%, 01/29/21 (Call 12/29/20)	5,535	5,551,107
2.63%, 01/24/22 (Call 12/23/21)	2,735	2,752,750
2.95%, 07/15/22 (Call 06/15/22)	3,390	3,445,833
3.00%, 03/15/22 (Call 02/15/22)	5,075	5,186,599
3.10%, 04/27/26 (Call 03/27/26)	250	248,045
3.70%, 01/30/24 (Call 12/29/23)	2,550	2,679,515
4.13%, 05/24/21 (Call 04/23/21)	1,899	2,008,534
Series F, 3.60%, 09/11/24 (Call 08/11/24)	3,440	3,562,980
Series X, 3.15%, 04/27/27 (Call 03/27/27)	3,000	2,993,070
U.S. Bank N.A./Cincinnati OH
2.13%, 10/28/19 (Call 09/28/19)	9,011	9,015,776
2.80%, 01/27/25 (Call 12/27/24)	1,600	1,585,392
UBS AG/Stamford CT
2.35%, 03/26/20	2,190	2,191,380
2.38%, 08/14/19	15,750	15,792,367
4.88%, 08/04/20	2,250	2,393,325
Wachovia Corp.
5.50%, 08/01/35	5,215	6,131,067
5.75%, 02/01/18	80	80,524
6.55%, 10/15/35	100	126,536
7.50%, 04/15/35	50	67,760
7.57%, 08/01/26(b)	100	127,268
Wells Fargo & Co.
2.10%, 07/26/21	8,979	8,830,757
2.13%, 04/22/19	7,050	7,044,219

90

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
2.15%, 01/15/19	$8,621	$8,631,345
2.50%, 03/04/21	8,015	8,010,992
2.55%, 12/07/20	1,560	1,564,306
2.60%, 07/22/20	2,250	2,263,928
2.63%, 07/22/22	7,293	7,241,949
3.00%, 01/22/21	4,120	4,185,055
3.00%, 02/19/25	5,540	5,487,813
3.00%, 04/22/26	3,830	3,744,361
3.00%, 10/23/26	2,440	2,377,024
3.07%, 01/24/23 (Call 01/24/22)	5,805	5,852,891
3.30%, 09/09/24	6,228	6,318,244
3.50%, 03/08/22	10,457	10,775,938
3.55%, 09/29/25	13,242	13,549,214
3.58%, 05/22/28 (Call 05/22/27), (3 mo. LIBOR US + 1.310%)(e)	6,380	6,456,369
3.90%, 05/01/45	7,212	7,293,712
4.10%, 06/03/26	7,293	7,582,167
4.13%, 08/15/23	5,320	5,601,162
4.30%, 07/22/27	12,433	13,110,971
4.40%, 06/14/46	3,879	4,009,994
4.48%, 01/16/24	2,150	2,308,068
4.60%, 04/01/21	9,370	9,983,079
4.65%, 11/04/44	5,513	5,909,660
4.75%, 12/07/46	2,656	2,905,850
4.90%, 11/17/45	5,989	6,650,305
5.38%, 02/07/35	272	328,383
5.38%, 11/02/43	3,153	3,700,550
5.61%, 01/15/44	8,560	10,413,069
Series M, 3.45%, 02/13/23	2,705	2,757,802
Series N, 2.15%, 01/30/20	4,701	4,687,649
Wells Fargo Bank N.A.
1.75%, 05/24/19	3,975	3,956,357
2.15%, 12/06/19	3,750	3,747,525
5.85%, 02/01/37	425	534,102
5.95%, 08/26/36	1,108	1,405,664
Wells Fargo Capital X 5.95%, 12/01/86	6,961	7,949,671
Westpac Banking Corp.
1.55%, 05/25/18	3,100	3,096,342
1.60%, 08/19/19	1,750	1,733,288
1.65%, 05/13/19	1,265	1,256,841
2.00%, 08/19/21	1,500	1,474,500
2.10%, 05/13/21	3,200	3,165,888
2.15%, 03/06/20	3,700	3,691,564
2.25%, 01/17/19	7,265	7,282,000
2.30%, 05/26/20	3,000	2,999,430
2.50%, 06/28/22	2,650	2,637,969
2.60%, 11/23/20	3,326	3,340,069
2.70%, 08/19/26	2,600	2,497,508
2.80%, 01/11/22	2,500	2,524,300
2.85%, 05/13/26	2,550	2,482,808
3.35%, 03/08/27	6,123	6,171,066
4.32%, 11/23/31 (Call 11/23/26), (5 year USD ICE Swap + 2.236%)(e)	4,450	4,574,600
4.88%, 11/19/19	2,040	2,142,367

		3,155,896,046
Beverages — 0.7%
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	5,578	5,570,525
2.15%, 02/01/19	1,070	1,072,108
2.63%, 01/17/23	2,408	2,395,021

Security	Par (000)	Value
Beverages (continued)
2.65%, 02/01/21 (Call 01/01/21)	$37,232	$37,514,963
3.30%, 02/01/23 (Call 12/01/22)	14,885	15,248,045
3.65%, 02/01/26 (Call 11/01/25)	26,042	26,711,800
3.70%, 02/01/24	2,328	2,431,386
4.00%, 01/17/43	713	707,531
4.63%, 02/01/44	7,334	7,974,405
4.70%, 02/01/36 (Call 08/01/35)	16,780	18,512,367
4.90%, 02/01/46 (Call 08/01/45)	28,982	32,645,904
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	6,679	6,623,431
3.75%, 01/15/22	165	172,359
3.75%, 07/15/42	3,040	2,928,158
4.38%, 02/15/21	4,325	4,577,537
4.44%, 10/06/48 (Call 04/06/48)	1,114	1,179,804
5.00%, 04/15/20	202	214,678
5.38%, 01/15/20	4,568	4,862,453
6.88%, 11/15/19	700	761,460
7.75%, 01/15/19	8,448	8,967,636
8.00%, 11/15/39	2,025	3,151,305
8.20%, 01/15/39	1,685	2,646,916
Beam Suntory Inc. 3.25%, 05/15/22 (Call 02/15/22)	4,950	5,040,535
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	1,750	1,710,975
3.75%, 01/15/43 (Call 07/15/42)	295	288,876
4.50%, 07/15/45 (Call 01/15/45)	1,046	1,162,033
Coca-Cola Bottling Co. Consolidated 3.80%, 11/25/25 (Call 08/25/25)	3,075	3,099,416
Coca-Cola Co. (The)
1.38%, 05/30/19	3,950	3,921,125
1.55%, 09/01/21	2,250	2,208,060
1.88%, 10/27/20	4,381	4,349,588
2.20%, 05/25/22	3,045	3,022,832
2.25%, 09/01/26	1,150	1,088,383
2.45%, 11/01/20	4,365	4,405,333
2.50%, 04/01/23	600	598,380
2.55%, 06/01/26	1,900	1,851,436
2.88%, 10/27/25	4,832	4,838,233
2.90%, 05/25/27	2,700	2,690,631
3.15%, 11/15/20	6,197	6,383,778
3.20%, 11/01/23	3,981	4,119,340
3.30%, 09/01/21	2,735	2,830,452
Coca-Cola European Partners US LLC
3.25%, 08/19/21 (Call 05/19/21)	1,000	1,020,400
4.50%, 09/01/21 (Call 06/01/21)	1,784	1,893,234
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	2,288	2,294,040
5.25%, 11/26/43	1,250	1,463,513
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	750	755,505
3.70%, 12/06/26 (Call 09/06/26)	7,050	7,218,565
4.25%, 05/01/23	2,736	2,902,978
4.50%, 05/09/47 (Call 11/09/46)	1,810	1,921,550
6.00%, 05/01/22	1,480	1,666,465
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	3,228	3,229,808
3.88%, 04/29/43 (Call 10/29/42)	1,180	1,210,444
4.83%, 07/15/20	1,425	1,517,782
5.88%, 09/30/36	1,315	1,717,272

91

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Beverages (continued)
Diageo Investment Corp.
2.88%, 05/11/22	$675	$685,618
4.25%, 05/11/42	1,927	2,082,894
7.45%, 04/15/35	775	1,144,590
Dr Pepper Snapple Group Inc.
2.53%, 11/15/21 (Call 10/15/21)	850	845,682
2.55%, 09/15/26 (Call 06/15/26)	3,290	3,083,421
2.60%, 01/15/19	1,750	1,757,368
3.13%, 12/15/23 (Call 10/15/23)	1,500	1,521,540
3.20%, 11/15/21 (Call 08/15/21)	2,250	2,294,978
3.40%, 11/15/25 (Call 08/15/25)	1,200	1,213,524
3.43%, 06/15/27 (Call 03/15/27)	1,450	1,449,290
3.43%, 06/15/27 (Call 03/15/27)(c)	1,500	1,502,175
4.42%, 12/15/46 (Call 06/15/46)	1,485	1,545,172
4.50%, 11/15/45 (Call 05/15/45)(c)	1,800	1,894,122
4.50%, 11/15/45 (Call 05/15/45)	425	447,814
Molson Coors Brewing Co.
1.45%, 07/15/19	2,805	2,768,731
1.90%, 03/15/19(c)	850	846,923
2.10%, 07/15/21 (Call 06/15/21)	805	788,916
2.25%, 03/15/20 (Call 02/15/20)(c)	1,290	1,284,685
3.00%, 07/15/26 (Call 04/15/26)	5,110	4,951,488
3.50%, 05/01/22	3,375	3,467,475
4.20%, 07/15/46 (Call 01/15/46)	3,725	3,691,549
5.00%, 05/01/42	3,520	3,888,122
PepsiCo Inc.
1.35%, 10/04/19	500	494,520
1.50%, 02/22/19	2,590	2,578,164
1.55%, 05/02/19	1,566	1,558,765
1.85%, 04/30/20 (Call 03/30/20)	1,375	1,366,599
2.15%, 10/14/20 (Call 09/14/20)	1,950	1,948,850
2.25%, 01/07/19 (Call 12/07/18)	3,985	3,998,947
2.25%, 05/02/22 (Call 04/02/22)	2,625	2,601,270
2.38%, 10/06/26 (Call 07/06/26)	3,550	3,375,837
2.75%, 03/05/22	3,797	3,848,449
2.75%, 03/01/23	2,358	2,380,260
2.75%, 04/30/25 (Call 01/30/25)	3,910	3,900,811
2.85%, 02/24/26 (Call 11/24/25)	1,385	1,372,992
3.00%, 08/25/21	4,300	4,407,371
3.00%, 10/15/27 (Call 07/15/27)	3,200	3,174,560
3.10%, 07/17/22 (Call 05/17/22)	1,745	1,789,026
3.13%, 11/01/20	1,600	1,641,760
3.45%, 10/06/46 (Call 04/06/46)	3,355	3,204,964
3.50%, 07/17/25 (Call 04/17/25)	1,180	1,228,710
3.60%, 03/01/24 (Call 12/01/23)	10,911	11,458,732
3.60%, 08/13/42	442	435,162
4.00%, 03/05/42	1,543	1,609,272
4.00%, 05/02/47 (Call 11/02/46)	2,550	2,669,570
4.25%, 10/22/44 (Call 04/22/44)	405	435,752
4.45%, 04/14/46 (Call 10/14/45)	4,020	4,485,516
4.60%, 07/17/45 (Call 01/17/45)	2,064	2,345,757
4.88%, 11/01/40	700	824,383
5.50%, 01/15/40	597	756,692
Pepsi-Cola Metropolitan Bottling Co. Inc.
5.50%, 05/15/35	25	30,762
Series B, 7.00%, 03/01/29	6,031	8,149,268

		390,519,552

Security	Par (000)	Value
Biotechnology — 0.4%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)	$1,820	$1,773,881
1.90%, 05/10/19	1,600	1,594,656
2.13%, 05/01/20 (Call 04/01/20)	200	199,042
2.20%, 05/22/19 (Call 04/22/19)	3,709	3,713,599
2.20%, 05/11/20	3,370	3,358,778
2.25%, 08/19/23 (Call 06/19/23)	1,650	1,594,725
2.60%, 08/19/26 (Call 05/19/26)	4,620	4,388,030
2.65%, 05/11/22 (Call 04/11/22)	1,900	1,892,913
2.70%, 05/01/22 (Call 03/01/22)	400	398,532
3.13%, 05/01/25 (Call 02/01/25)	2,425	2,422,284
3.20%, 11/02/27 (Call 08/02/27)	1,000	990,380
3.45%, 10/01/20	1,280	1,314,253
3.63%, 05/15/22 (Call 02/15/22)	6,850	7,076,187
3.63%, 05/22/24 (Call 02/22/24)	5,014	5,208,142
3.88%, 11/15/21 (Call 08/15/21)	425	442,841
4.10%, 06/15/21 (Call 03/15/21)	2,120	2,222,163
4.40%, 05/01/45 (Call 11/01/44)	4,875	5,146,927
4.50%, 03/15/20	250	261,730
4.56%, 06/15/48 (Call 12/15/47)	4,518	4,875,961
4.66%, 06/15/51 (Call 12/15/50)	16,717	18,080,271
4.95%, 10/01/41	255	288,323
5.15%, 11/15/41 (Call 05/15/41)	75	87,110
5.70%, 02/01/19	7,037	7,327,910
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	3,705	3,730,676
3.60%, 06/23/22 (Call 04/23/22)	540	554,585
4.00%, 06/23/25 (Call 03/23/25)	8,083	8,305,525
5.25%, 06/23/45 (Call 12/23/44)	3,213	3,657,711
Biogen Inc.
2.90%, 09/15/20	3,073	3,114,240
3.63%, 09/15/22	2,700	2,793,069
4.05%, 09/15/25 (Call 06/15/25)	6,639	6,997,772
5.20%, 09/15/45 (Call 03/15/45)	5,855	6,758,368
Bio-Rad Laboratories Inc. 4.88%, 12/15/20	1,800	1,909,404
Celgene Corp.
2.25%, 05/15/19	1,070	1,069,326
2.25%, 08/15/21	1,510	1,483,952
2.88%, 08/15/20	1,175	1,185,728
3.25%, 08/15/22	6,975	7,075,510
3.55%, 08/15/22	1,274	1,309,035
3.63%, 05/15/24 (Call 02/15/24)	2,702	2,769,658
3.88%, 08/15/25 (Call 05/15/25)	3,911	4,032,515
3.95%, 10/15/20	1,200	1,246,788
4.00%, 08/15/23	3,300	3,465,759
4.63%, 05/15/44 (Call 11/15/43)	2,295	2,389,921
5.00%, 08/15/45 (Call 02/15/45)	9,218	10,166,348
5.25%, 08/15/43	115	130,085
Gilead Sciences Inc.
1.85%, 09/20/19	795	791,772
1.95%, 03/01/22 (Call 02/01/22)(d)	1,880	1,837,343
2.05%, 04/01/19	1,450	1,450,536
2.35%, 02/01/20	1,970	1,978,569
2.50%, 09/01/23 (Call 07/01/23)	350	344,522
2.55%, 09/01/20	2,555	2,578,302
2.95%, 03/01/27 (Call 12/01/26)	3,800	3,713,474
3.25%, 09/01/22 (Call 07/01/22)	4,955	5,090,222
3.50%, 02/01/25 (Call 11/01/24)	2,030	2,083,775
3.65%, 03/01/26 (Call 12/01/25)	6,234	6,451,941
3.70%, 04/01/24 (Call 01/01/24)	2,197	2,298,831

92

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Biotechnology (continued)
4.15%, 03/01/47 (Call 09/01/46)	$4,555	$4,691,923
4.40%, 12/01/21 (Call 09/01/21)	50	53,454
4.50%, 04/01/21 (Call 01/01/21)	2,250	2,391,210
4.50%, 02/01/45 (Call 08/01/44)	8,757	9,421,131
4.60%, 09/01/35 (Call 03/01/35)	530	587,791
4.75%, 03/01/46 (Call 09/01/45)	6,290	7,073,734
4.80%, 04/01/44 (Call 10/01/43)	5,535	6,228,535
5.65%, 12/01/41 (Call 06/01/41)	3,535	4,431,229

		212,302,907
Building Materials — 0.1%
CRH America Inc. 5.75%, 01/15/21	1,150	1,251,177
Johnson Controls International PLC
3.75%, 12/01/21 (Call 09/01/21)	1,010	1,046,875
3.90%, 02/14/26 (Call 11/14/25)	625	654,694
4.25%, 03/01/21	3,200	3,364,960
4.50%, 02/15/47 (Call 08/15/46)	1,570	1,678,518
4.95%, 07/02/64 (Call 01/02/64)(b)	1,149	1,255,581
5.00%, 03/30/20	1,375	1,453,554
5.13%, 09/14/45 (Call 03/14/45)	1,155	1,327,661
5.70%, 03/01/41	615	715,510
6.00%, 01/15/36	165	205,057
Lafarge SA 7.13%, 07/15/36	25	32,635
Lennox International Inc. 3.00%, 11/15/23 (Call 09/15/23)	1,230	1,220,652
Martin Marietta Materials Inc. 3.45%, 06/01/27 (Call 03/01/27)	500	493,545
Masco Corp.
3.50%, 11/15/27 (Call 08/15/27)	1,700	1,674,279
4.45%, 04/01/25 (Call 01/01/25)	825	875,680
4.50%, 05/15/47 (Call 11/15/46)	100	100,741
7.13%, 03/15/20	6	6,576
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	2,780	2,918,166
4.20%, 12/01/24 (Call 09/01/24)	175	183,279
4.30%, 07/15/47 (Call 01/15/47)	1,000	970,320
7.00%, 12/01/36	724	945,030
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)	2,500	2,546,475
4.50%, 04/01/25 (Call 01/01/25)	4,030	4,290,983
4.50%, 06/15/47 (Call 12/15/46)	700	710,122
7.50%, 06/15/21	3,505	4,067,447

		33,989,517
Chemicals — 0.4%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	3,850	3,903,130
3.38%, 03/15/25 (Call 12/15/24)	1,915	1,924,173
3.50%, 06/01/23 (Call 03/01/23)	100	102,574
4.13%, 03/15/35 (Call 09/15/34)	830	847,347
4.90%, 06/01/43 (Call 12/01/42)	275	301,339
5.25%, 01/15/45 (Call 07/15/44)	1,925	2,213,981
6.13%, 01/15/41 (Call 07/15/40)	890	1,120,617
Air Products & Chemicals Inc.
3.00%, 11/03/21	1,125	1,148,737
3.35%, 07/31/24 (Call 04/30/24)	1,250	1,291,537
4.38%, 08/21/19	500	518,545
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	1,575	1,576,638
2.90%, 11/15/22 (Call 08/15/22)	1,550	1,558,246

Security	Par (000)	Value
Chemicals (continued)
3.05%, 08/01/20 (Call 12/21/17)	$665	$680,854
3.65%, 07/15/24 (Call 04/15/24)	135	140,738
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)	2,780	2,945,688
5.45%, 12/01/44 (Call 06/01/44)	150	172,667
Braskem Finance Ltd. 6.45%, 02/03/24	200	225,354
Cabot Corp.
3.40%, 09/15/26 (Call 06/15/26)	1,300	1,273,701
3.70%, 07/15/22	370	381,333
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	6,585	6,632,939
3.50%, 10/01/24 (Call 07/01/24)	3,095	3,183,826
4.13%, 11/15/21 (Call 08/15/21)	5,137	5,398,987
4.25%, 11/15/20 (Call 08/15/20)	4,518	4,730,979
4.25%, 10/01/34 (Call 04/01/34)	4,525	4,717,086
4.38%, 11/15/42 (Call 05/15/42)	4,238	4,370,480
4.63%, 10/01/44 (Call 04/01/44)	3,140	3,370,225
5.25%, 11/15/41 (Call 05/15/41)	4,301	4,918,323
5.70%, 05/15/18	175	177,846
7.38%, 11/01/29	150	199,263
8.55%, 05/15/19	9,330	10,155,705
9.40%, 05/15/39	970	1,633,344
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	1,625	1,634,490
3.60%, 08/15/22 (Call 05/15/22)	5,578	5,763,915
3.80%, 03/15/25 (Call 12/15/24)	688	714,392
4.65%, 10/15/44 (Call 04/15/44)	1,860	1,992,451
5.50%, 11/15/19	1,850	1,959,483
EI du Pont de Nemours & Co.
2.20%, 05/01/20	891	889,058
2.80%, 02/15/23	5,001	4,999,800
3.63%, 01/15/21	100	103,628
4.15%, 02/15/43	3,436	3,479,362
4.25%, 04/01/21	210	222,027
4.63%, 01/15/20	2,390	2,509,261
4.90%, 01/15/41	875	980,980
5.60%, 12/15/36	25	30,173
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	450	463,396
4.10%, 02/01/24 (Call 11/01/23)	1,700	1,749,249
International Flavors & Fragrances Inc. 4.38%, 06/01/47 (Call 12/01/46)	2,100	2,182,509
Lubrizol Corp. (The) 6.50%, 10/01/34	55	72,414
LYB International Finance BV
4.00%, 07/15/23	4,450	4,642,462
4.88%, 03/15/44 (Call 09/15/43)	1,980	2,160,536
5.25%, 07/15/43	1,170	1,330,957
LYB International Finance II BV 3.50%, 03/02/27 (Call 12/02/26)	4,275	4,259,054
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	6,093	6,219,308
5.00%, 04/15/19 (Call 01/15/19)	494	508,346
5.75%, 04/15/24 (Call 01/15/24)	3,400	3,856,382
6.00%, 11/15/21 (Call 08/17/21)	5,475	6,091,430
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	150	151,877
5.25%, 03/01/22	550	583,104
5.65%, 12/01/44 (Call 06/01/44)	2,075	2,128,410

93

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Chemicals (continued)
Monsanto Co.
2.13%, 07/15/19	$6,240	$6,221,280
2.75%, 07/15/21	350	351,977
3.38%, 07/15/24 (Call 04/15/24)	3,650	3,701,100
3.60%, 07/15/42 (Call 01/15/42)	1,510	1,352,764
3.95%, 04/15/45 (Call 10/15/44)	1,373	1,325,261
4.20%, 07/15/34 (Call 01/15/34)	1,099	1,136,179
4.40%, 07/15/44 (Call 01/15/44)	5,190	5,389,763
4.65%, 11/15/43 (Call 05/15/43)	140	149,408
4.70%, 07/15/64 (Call 01/15/64)	1,700	1,732,096
5.88%, 04/15/38	325	388,550
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	2,530	2,592,668
4.05%, 11/15/27 (Call 08/15/27)	1,500	1,488,525
4.25%, 11/15/23 (Call 08/15/23)(d)	4,480	4,644,819
5.45%, 11/15/33 (Call 05/15/33)	776	832,027
5.63%, 11/15/43 (Call 05/15/43)	2,113	2,244,619
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)	2,055	2,005,844
3.63%, 03/15/24 (Call 12/15/23)	1,896	1,938,489
4.00%, 12/15/26 (Call 09/15/26)	2,550	2,653,198
4.88%, 03/30/20	3,250	3,409,445
5.63%, 12/01/40	797	943,489
5.88%, 12/01/36	590	705,398
6.50%, 05/15/19	75	79,168
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	1,200	1,200,636
3.60%, 11/15/20	2,153	2,240,369
5.50%, 11/15/40(d)	35	42,019
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	1,700	1,677,441
2.25%, 09/24/20	1,400	1,400,042
2.45%, 02/15/22 (Call 11/15/21)	1,738	1,740,590
2.65%, 02/05/25 (Call 11/05/24)	3,550	3,508,642
2.70%, 02/21/23 (Call 11/21/22)	1,100	1,104,939
3.00%, 09/01/21	250	255,238
3.20%, 01/30/26 (Call 10/30/25)	1,075	1,096,919
3.55%, 11/07/42 (Call 05/07/42)	794	782,344
4.05%, 03/15/21	1,135	1,197,243
Rohm & Haas Co. 7.85%, 07/15/29	350	478,471
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	1,000	1,027,480
3.75%, 03/15/27 (Call 12/15/26)	2,300	2,315,410
5.25%, 06/01/45 (Call 12/01/44)	1,025	1,161,971
6.13%, 10/15/19	150	159,945
Sherwin-Williams Co. (The)
2.25%, 05/15/20	2,126	2,115,689
2.75%, 06/01/22 (Call 05/01/22)	665	661,708
3.45%, 08/01/25 (Call 05/01/25)	800	810,320
3.45%, 06/01/27 (Call 03/01/27)	2,630	2,662,139
3.95%, 01/15/26 (Call 10/15/25)	625	652,044
4.00%, 12/15/42 (Call 06/15/42)	40	38,666
4.20%, 01/15/22 (Call 10/15/21)	2,300	2,406,720
4.40%, 02/01/45 (Call 08/01/44)	1,105	1,108,547
4.50%, 06/01/47 (Call 12/01/46)	2,845	3,007,876
Syngenta Finance NV 3.13%, 03/28/22	7,210	7,029,750
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	1,700	1,733,439
3.60%, 08/15/26 (Call 05/15/26)	850	852,609

Security	Par (000)	Value
Chemicals (continued)
4.38%, 11/15/47 (Call 05/15/47)	$1,250	$1,262,800
5.00%, 08/15/46 (Call 02/15/46)	2,350	2,588,595

		227,101,324
Commercial Services — 0.2%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	2,660	2,665,160
3.38%, 09/15/25 (Call 06/15/25)	1,765	1,820,139
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	2,450	2,518,943
5.25%, 10/01/25 (Call 07/01/25)	3,350	3,592,473
5.50%, 11/01/22 (Call 05/01/22)	1,825	1,967,733
Board of Trustees of The Leland Stanford Junior
University (The) 3.65%, 05/01/48 (Call 11/01/47)	2,240	2,346,064
California Institute of Technology 4.70%, 11/01/11	1,000	1,105,430
Cleveland Clinic Foundation (The) 4.86%, 01/01/14	310	346,282
Ecolab Inc.
2.25%, 01/12/20	1,140	1,139,156
2.38%, 08/10/22 (Call 07/10/22)	2,750	2,718,980
2.70%, 11/01/26 (Call 08/01/26)	1,605	1,538,633
3.25%, 01/14/23 (Call 11/14/22)	1,200	1,232,304
3.70%, 11/01/46 (Call 05/01/46)	895	852,488
4.35%, 12/08/21	2,444	2,608,628
5.50%, 12/08/41	2,001	2,463,611
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	880	854,383
3.30%, 12/15/22 (Call 09/15/22)	1,750	1,724,047
7.00%, 07/01/37	25	30,764
George Washington University (The) 4.87%, 09/15/45	1,000	1,179,090
Massachusetts Institute of Technology
3.96%, 07/01/38	425	462,086
4.68%, 07/01/14	1,541	1,758,913
5.60%, 07/01/11	1,920	2,601,082
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)(c)	5,100	5,045,889
2.75%, 07/15/19 (Call 06/15/19)	50	50,366
2.75%, 12/15/21 (Call 11/15/21)	430	431,294
3.25%, 01/15/28 (Call 10/15/27)(c)	6,515	6,437,081
4.50%, 09/01/22 (Call 06/01/22)	150	160,338
4.88%, 02/15/24 (Call 11/15/23)	3,920	4,306,630
5.50%, 09/01/20	1,500	1,618,740
Northwestern University
3.66%, 12/01/57 (Call 06/01/57)	684	700,594
3.69%, 12/01/38	2,100	2,150,379
3.87%, 12/01/48	1,000	1,038,160
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	630	606,186
3.30%, 07/15/56 (Call 01/15/56)	1,500	1,453,680
4.88%, 10/15/40	600	741,132
Princeton University 5.70%, 03/01/39	2,200	2,948,330
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	1,250	1,214,150
3.30%, 08/14/20 (Call 07/14/20)	325	330,811
4.00%, 06/15/25 (Call 03/15/25)	5,050	5,315,933
4.40%, 02/15/26 (Call 11/15/25)	1,427	1,540,974
Total System Services Inc.
3.75%, 06/01/23 (Call 03/01/23)	1,181	1,213,277
3.80%, 04/01/21 (Call 03/01/21)	560	576,156
4.80%, 04/01/26 (Call 01/01/26)	905	982,034

94

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Services (continued)
University of Southern California
3.03%, 10/01/39	$2,000	$1,865,180
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	1,500	1,577,895
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	950	985,900
4.13%, 09/12/22	1,757	1,834,870
5.50%, 06/15/45 (Call 12/15/44)	2,400	2,744,928
Western Union Co. (The)
3.35%, 05/22/19	1,950	1,972,912
3.60%, 03/15/22 (Call 02/15/22)	2,000	2,027,420
5.25%, 04/01/20	950	1,005,480
6.20%, 11/17/36	1,740	1,898,462
6.20%, 06/21/40	635	673,792
William Marsh Rice University 3.77%, 05/15/55	1,750	1,835,505

		94,810,867
Computers — 0.8%
Apple Inc.
1.10%, 08/02/19	1,600	1,578,000
1.55%, 02/08/19	100	99,638
1.55%, 02/07/20	7,650	7,563,861
1.55%, 08/04/21 (Call 07/04/21)	2,370	2,303,213
1.70%, 02/22/19	4,928	4,917,700
1.80%, 05/11/20	3,275	3,249,095
1.90%, 02/07/20	2,300	2,290,869
2.00%, 05/06/20	4,840	4,824,996
2.00%, 11/13/20	5,000	4,971,850
2.10%, 05/06/19	8,486	8,507,385
2.10%, 09/12/22 (Call 08/12/22)	875	858,865
2.15%, 02/09/22	975	964,607
2.25%, 02/23/21 (Call 01/23/21)	6,151	6,144,603
2.30%, 05/11/22 (Call 04/11/22)	3,150	3,128,675
2.40%, 01/13/23 (Call 12/13/22)	5,000	4,949,400
2.40%, 05/03/23	7,993	7,902,759
2.45%, 08/04/26 (Call 05/04/26)	7,180	6,882,892
2.50%, 02/09/22 (Call 01/09/22)	3,375	3,388,230
2.50%, 02/09/25	3,925	3,832,959
2.70%, 05/13/22	5,726	5,774,556
2.75%, 01/13/25 (Call 11/13/24)	5,000	4,957,850
2.85%, 05/06/21	7,982	8,119,610
2.85%, 02/23/23 (Call 12/23/22)	3,980	4,039,461
2.85%, 05/11/24 (Call 03/11/24)	1,775	1,780,378
2.90%, 09/12/27 (Call 06/12/27)	1,225	1,208,414
3.00%, 02/09/24 (Call 12/09/23)	2,160	2,190,326
3.00%, 06/20/27 (Call 03/20/27)	1,000	993,860
3.20%, 05/13/25	14,628	14,928,898
3.20%, 05/11/27 (Call 02/11/27)	1,535	1,551,302
3.25%, 02/23/26 (Call 11/23/25)	5,459	5,556,006
3.35%, 02/09/27 (Call 11/09/26)	4,655	4,763,834
3.45%, 05/06/24	7,298	7,581,308
3.45%, 02/09/45	7,595	7,207,655
3.75%, 09/12/47 (Call 03/12/47)	715	712,290
3.85%, 05/04/43	9,115	9,270,228
3.85%, 08/04/46 (Call 02/04/46)	2,542	2,572,174
4.25%, 02/09/47 (Call 08/09/46)	3,350	3,608,218
4.38%, 05/13/45	4,328	4,752,966
4.45%, 05/06/44	4,023	4,461,064
4.50%, 02/23/36 (Call 08/23/35)	7,177	8,112,235
4.65%, 02/23/46 (Call 08/23/45)	9,850	11,254,216

Security	Par (000)	Value
Computers (continued)
Dell International LLC/EMC Corp.
3.48%, 06/01/19(c)	$8,252	$8,353,912
4.42%, 06/15/21 (Call 05/15/21)(c)	6,380	6,662,251
5.45%, 06/15/23 (Call 04/15/23)(c)	6,550	7,055,725
6.02%, 06/15/26 (Call 03/15/26)(c)	7,835	8,626,883
8.10%, 07/15/36 (Call 01/15/36)(c)	2,575	3,177,602
8.35%, 07/15/46 (Call 01/15/46)(c)	12,505	15,745,045
DXC Technology Co.
2.88%, 03/27/20	115	115,651
4.25%, 04/15/24 (Call 02/15/24)	2,735	2,858,294
4.45%, 09/18/22	5,960	6,181,235
4.75%, 04/15/27 (Call 01/15/27)	2,250	2,394,270
Enterprise Services LLC 7.45%, 10/15/29	3,605	4,478,600
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	3,535	3,619,345
4.40%, 10/15/22 (Call 08/15/22)	1,785	1,871,680
4.90%, 10/15/25 (Call 07/15/25)	10,895	11,343,983
6.20%, 10/15/35 (Call 04/15/35)	3,905	4,145,899
6.35%, 10/15/45 (Call 04/15/45)	4,764	4,885,339
HP Inc.
3.75%, 12/01/20	2,344	2,418,094
4.05%, 09/15/22	1,227	1,284,743
4.30%, 06/01/21	3,325	3,494,475
4.38%, 09/15/21	4,038	4,262,311
4.65%, 12/09/21	2,540	2,711,526
6.00%, 09/15/41	3,708	3,937,117
IBM Credit LLC
1.80%, 01/20/21	400	394,000
2.20%, 09/08/22	2,200	2,159,212
International Business Machines Corp.
1.63%, 05/15/20	3,550	3,508,003
1.80%, 05/17/19	2,800	2,792,356
1.88%, 05/15/19	3,050	3,045,639
1.88%, 08/01/22	7,300	7,079,394
1.90%, 01/27/20	2,000	1,991,060
1.95%, 02/12/19(d)	2,500	2,501,075
2.25%, 02/19/21	2,300	2,296,642
2.50%, 01/27/22	1,300	1,302,626
2.88%, 11/09/22	6,400	6,469,824
2.90%, 11/01/21	6,075	6,182,163
3.30%, 01/27/27(d)	2,650	2,696,455
3.38%, 08/01/23	4,200	4,336,332
3.45%, 02/19/26	1,800	1,852,272
3.63%, 02/12/24	7,325	7,665,393
4.00%, 06/20/42	4,566	4,753,206
4.70%, 02/19/46	2,750	3,166,735
5.60%, 11/30/39	1,795	2,290,797
5.88%, 11/29/32	4,038	5,111,300
6.22%, 08/01/27	875	1,088,544
6.50%, 01/15/28	915	1,169,205
7.00%, 10/30/25	1,345	1,724,868
8.38%, 11/01/19	1,100	1,227,930
NetApp Inc.
3.25%, 12/15/22 (Call 09/15/22)	2,160	2,172,593
3.38%, 06/15/21 (Call 04/15/21)	770	784,507
Seagate HDD Cayman
4.75%, 06/01/23	3,459	3,491,930
4.75%, 01/01/25(d)	1,475	1,443,332
4.88%, 03/01/24 (Call 01/01/24)(c)	2,350	2,348,802

95

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Computers (continued)
4.88%, 06/01/27 (Call 03/01/27)	$3,100	$2,959,105
5.75%, 12/01/34 (Call 06/01/34)(d)	2,540	2,436,317

		395,822,043
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
1.75%, 03/15/19	2,475	2,471,758
2.25%, 11/15/22	2,800	2,775,808
2.30%, 05/03/22	3,505	3,493,819
2.45%, 11/15/21	380	382,481
2.95%, 11/01/20	1,800	1,839,294
3.25%, 03/15/24	200	206,088
3.70%, 08/01/47 (Call 02/01/47)	1,125	1,127,261
4.00%, 08/15/45	2,700	2,838,186
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	900	881,316
1.80%, 02/07/20	990	983,674
2.35%, 08/15/22	550	546,744
3.15%, 03/15/27 (Call 12/15/26)	1,425	1,435,859
4.15%, 03/15/47 (Call 09/15/46)	755	812,229
4.38%, 06/15/45 (Call 12/15/44)	1,870	2,056,776
6.00%, 05/15/37	750	964,665
Procter & Gamble Co. (The)
1.70%, 11/03/21	1,095	1,073,199
1.85%, 02/02/21	2,100	2,078,496
1.90%, 11/01/19	3,585	3,582,060
1.90%, 10/23/20	1,000	994,840
2.15%, 08/11/22	2,500	2,472,750
2.30%, 02/06/22	2,051	2,050,446
2.45%, 11/03/26	3,350	3,226,016
2.70%, 02/02/26	1,580	1,560,945
2.85%, 08/11/27	2,100	2,077,005
3.10%, 08/15/23	488	502,474
3.50%, 10/25/47	1,950	1,931,066
5.50%, 02/01/34	160	204,189
5.55%, 03/05/37	3,653	4,803,987
Procter & Gamble-Esop Series A, 9.36%, 01/01/21	149	165,851
Unilever Capital Corp.
1.38%, 07/28/21	1,830	1,769,775
1.80%, 05/05/20	1,835	1,821,696
2.00%, 07/28/26	2,800	2,581,936
2.20%, 03/06/19	1,200	1,203,360
2.20%, 05/05/22 (Call 04/05/22)	1,500	1,486,560
2.60%, 05/05/24 (Call 03/05/24)	1,750	1,730,628
2.90%, 05/05/27 (Call 02/05/27)	1,250	1,234,500
3.10%, 07/30/25	4,365	4,417,598
4.25%, 02/10/21	2,150	2,275,237
4.80%, 02/15/19	2,353	2,429,237
5.90%, 11/15/32	1,350	1,753,664

		72,243,473
Distribution & Wholesale — 0.0%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	1,775	1,685,575
4.20%, 05/15/47 (Call 11/15/46)	2,100	2,145,108
4.60%, 06/15/45 (Call 12/15/44)	3,294	3,557,059

		7,387,742

Security	Par (000)	Value
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 05/26/22 (Call 04/26/22)	$1,720	$1,750,341
3.50%, 01/15/25 (Call 11/15/24)	1,000	991,620
3.65%, 07/21/27 (Call 04/21/27)	1,875	1,847,344
3.75%, 05/15/19	3,950	4,020,112
3.95%, 02/01/22 (Call 01/01/22)	3,050	3,152,175
4.25%, 07/01/20	4,500	4,673,880
4.50%, 05/15/21	3,400	3,571,870
4.63%, 10/30/20	2,250	2,366,685
4.63%, 07/01/22	3,568	3,796,673
5.00%, 10/01/21	3,950	4,230,884
Affiliated Managers Group Inc.
3.50%, 08/01/25	2,500	2,512,875
4.25%, 02/15/24	500	524,890
Air Lease Corp.
2.13%, 01/15/20	1,255	1,247,834
2.63%, 07/01/22 (Call 06/01/22)	1,865	1,841,762
2.75%, 01/15/23 (Call 12/15/22)	1,000	987,460
3.00%, 09/15/23 (Call 07/15/23)	842	835,592
3.38%, 01/15/19 (Call 12/15/18)	4,345	4,396,228
3.38%, 06/01/21 (Call 05/01/21)	1,650	1,687,851
3.63%, 04/01/27 (Call 01/01/27)	897	894,946
3.63%, 12/01/27 (Call 09/01/27)	1,000	993,090
3.75%, 02/01/22 (Call 12/01/21)	3,020	3,131,770
3.88%, 04/01/21 (Call 03/01/21)	785	816,117
4.25%, 09/15/24 (Call 06/15/24)	520	547,004
4.75%, 03/01/20(d)	350	367,357
American Express Co.
1.55%, 05/22/18	2,298	2,295,472
2.20%, 10/30/20 (Call 09/29/20)	5,100	5,066,340
2.50%, 08/01/22 (Call 07/01/22)	2,625	2,593,736
2.65%, 12/02/22	1,291	1,281,563
3.00%, 10/30/24 (Call 09/29/24)	3,600	3,582,288
3.63%, 12/05/24 (Call 11/04/24)	2,750	2,825,185
4.05%, 12/03/42	4,792	4,944,290
American Express Credit Corp.
1.70%, 10/30/19 (Call 09/30/19)	1,400	1,387,750
1.88%, 05/03/19 (Call 04/03/19)	785	782,362
2.13%, 03/18/19	2,625	2,626,234
2.20%, 03/03/20 (Call 02/01/20)	1,725	1,722,240
2.25%, 08/15/19	5,674	5,683,816
2.25%, 05/05/21 (Call 04/04/21)	5,900	5,860,352
2.38%, 05/26/20 (Call 04/25/20)	10,445	10,457,116
2.70%, 03/03/22 (Call 01/31/22)	2,100	2,110,563
3.30%, 05/03/27 (Call 04/03/27)	2,965	2,981,456
Series F, 2.60%, 09/14/20 (Call 08/14/20)	1,787	1,798,919
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	2,794	2,719,735
3.70%, 10/15/24	2,640	2,744,782
4.00%, 10/15/23	2,480	2,628,850
5.30%, 03/15/20	750	797,798
AXA Financial Inc. 7.00%, 04/01/28	50	63,319
Brookfield Finance Inc. 4.25%, 06/02/26 (Call 03/02/26)	4,750	4,892,975
Brookfield Finance LLC 4.00%, 04/01/24 (Call 02/01/24)	1,700	1,755,454
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	2,900	2,899,971
3.38%, 02/15/23	3,760	3,796,134

96

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Diversified Financial Services (continued)
Cboe Global Markets Inc. 3.65%, 01/12/27 (Call 10/12/26)	$675	$691,889
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	1,660	1,655,385
3.20%, 03/02/27 (Call 12/02/26)	1,400	1,414,952
3.23%, 09/01/22	425	432,697
3.45%, 02/13/26 (Call 11/13/25)	4,115	4,214,748
4.45%, 07/22/20	120	126,612
CME Group Inc.
3.00%, 09/15/22	1,225	1,246,707
3.00%, 03/15/25 (Call 12/15/24)	4,080	4,129,898
5.30%, 09/15/43 (Call 03/15/43)	4,097	5,177,952
Credit Suisse USA Inc. 7.13%, 07/15/32	6,162	8,501,588
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	2,470	2,486,895
3.85%, 11/21/22	1,475	1,519,707
3.95%, 11/06/24 (Call 08/06/24)	2,005	2,053,621
4.10%, 02/09/27 (Call 11/09/26)	740	754,297
5.20%, 04/27/22	2,629	2,838,558
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	1,200	1,192,176
3.80%, 08/24/27 (Call 05/24/27)	800	798,280
Eaton Vance Corp. 3.50%, 04/06/27 (Call 01/06/27)	2,500	2,553,625
Franklin Resources Inc.
2.80%, 09/15/22	2,750	2,768,782
2.85%, 03/30/25	450	445,406
4.63%, 05/20/20	650	684,229
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	15,455	15,398,435
3.37%, 11/15/25	20,369	20,702,237
4.42%, 11/15/35	23,992	25,560,837
Genpact Luxembourg Sarl 3.70%, 04/01/22 (Call 03/01/22)(c)	2,000	1,995,460
HSBC Finance Corp. 6.68%, 01/15/21	2,474	2,762,765
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	2,250	2,226,442
2.75%, 12/01/20 (Call 11/01/20)	6,478	6,557,874
3.10%, 09/15/27 (Call 06/15/27)	2,225	2,208,312
3.75%, 12/01/25 (Call 09/01/25)	4,165	4,361,088
4.00%, 10/15/23	1,790	1,906,439
International Lease Finance Corp.
4.63%, 04/15/21	1,155	1,219,830
5.88%, 04/01/19	675	705,031
5.88%, 08/15/22	2,900	3,235,414
6.25%, 05/15/19	2,410	2,536,091
8.25%, 12/15/20	2,650	3,056,006
8.63%, 01/15/22	1,000	1,209,610
Invesco Finance PLC
3.75%, 01/15/26	245	253,791
4.00%, 01/30/24	3,550	3,735,913
5.38%, 11/30/43	155	188,866
Janus Capital Group Inc. 4.88%, 08/01/25 (Call 05/01/25)	3,645	3,899,020
Jefferies Group LLC
5.13%, 01/20/23	1,200	1,301,976
6.25%, 01/15/36	2,550	2,865,894
6.45%, 06/08/27	1,210	1,399,304
6.50%, 01/20/43	2,115	2,455,388
6.88%, 04/15/21	1,115	1,252,658
8.50%, 07/15/19	1,200	1,311,936

Security	Par (000)	Value
Diversified Financial Services (continued)
Jefferies Group LLC/Jefferies Group Capital Finance Inc. 4.85%, 01/15/27	$1,500	$1,589,355
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	1,600	1,589,600
3.75%, 02/13/25	1,875	1,905,281
4.25%, 11/14/20	2,320	2,429,690
Legg Mason Inc.
2.70%, 07/15/19	220	221,269
3.95%, 07/15/24	690	706,436
4.75%, 03/15/26	2,780	2,965,621
5.63%, 01/15/44	1,965	2,171,109
Mastercard Inc.
2.00%, 04/01/19	884	885,070
2.00%, 11/21/21 (Call 10/21/21)	1,250	1,235,513
2.95%, 11/21/26 (Call 08/21/26)	1,530	1,528,898
3.38%, 04/01/24	7,500	7,797,825
3.80%, 11/21/46 (Call 05/21/46)	1,060	1,096,994
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	700	717,129
4.25%, 06/01/24 (Call 03/01/24)	2,031	2,144,289
5.55%, 01/15/20	1,050	1,117,337
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	1,250	1,235,712
1.65%, 02/08/19	100	99,561
2.00%, 01/27/20 (Call 12/27/19)	411	409,381
2.15%, 02/01/19 (Call 01/01/19)	2,850	2,852,793
2.30%, 11/15/19 (Call 10/15/19)	1,000	1,003,270
2.30%, 11/01/20 (Call 10/01/20)	1,050	1,051,260
2.30%, 09/15/22 (Call 08/15/22)	1,900	1,879,708
2.40%, 04/25/22 (Call 03/25/22)	1,600	1,594,816
2.70%, 02/15/23 (Call 12/15/22)	7,450	7,470,040
2.95%, 02/07/24 (Call 12/07/23)	1,000	1,006,920
3.05%, 02/15/22 (Call 11/15/21)	4,810	4,902,304
3.05%, 04/25/27 (Call 01/25/27)	1,000	992,060
3.25%, 11/01/25 (Call 08/01/25)	1,050	1,066,233
3.40%, 11/15/23 (Call 08/15/23)	2,450	2,530,972
4.02%, 11/01/32 (Call 05/01/32)	1,800	1,891,728
Series C, 8.00%, 03/01/32	1,015	1,477,525
Nomura Holdings Inc.
2.75%, 03/19/19	2,790	2,804,285
6.70%, 03/04/20	3,699	4,025,030
ORIX Corp.
2.90%, 07/18/22	260	259,189
3.70%, 07/18/27	2,300	2,313,455
Private Export Funding Corp. Series EE, 2.80%, 05/15/22	100	102,013
Raymond James Financial Inc.
3.63%, 09/15/26	3,150	3,159,607
4.95%, 07/15/46	2,500	2,753,150
5.63%, 04/01/24	900	1,021,257
Stifel Financial Corp. 4.25%, 07/18/24	5,550	5,699,406
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)	1,390	1,394,601
2.70%, 02/03/20 (Call 01/03/20)	1,011	1,013,204
3.00%, 08/15/19 (Call 07/15/19)	6,279	6,341,037
3.70%, 08/04/26 (Call 05/04/26)	3,400	3,346,416
4.25%, 08/15/24 (Call 05/15/24)	2,420	2,514,162
4.50%, 07/23/25 (Call 04/24/25)	4,400	4,581,104

97

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Diversified Financial Services (continued)
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	$5,234	$5,303,612
3.30%, 04/01/27 (Call 01/01/27)	250	252,025
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	1,000	987,290
2.20%, 12/14/20 (Call 11/14/20)	4,175	4,172,036
2.75%, 09/15/27 (Call 06/15/27)	1,225	1,201,578
2.80%, 12/14/22 (Call 10/14/22)	6,502	6,575,928
3.15%, 12/14/25 (Call 09/14/25)	16,510	16,807,510
3.65%, 09/15/47 (Call 03/15/47)	1,045	1,047,853
4.15%, 12/14/35 (Call 06/14/35)	3,718	4,067,195
4.30%, 12/14/45 (Call 06/14/45)	10,790	11,956,723
Washington Prime Group LP 5.95%, 08/15/24 (Call 06/15/24)	600	606,606

		447,351,652
Electric — 1.8%
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)(c)	2,125	2,092,275
Series E, 6.65%, 02/15/33	750	966,510
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	1,180	1,175,103
3.75%, 12/01/47 (Call 06/01/47)(c)	200	202,360
4.00%, 12/01/46 (Call 06/01/46)	915	954,473
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)	1,370	1,340,134
3.75%, 03/01/45 (Call 09/01/44)	2,151	2,164,917
4.10%, 01/15/42	375	388,808
4.15%, 08/15/44 (Call 02/15/44)	1,265	1,346,264
4.30%, 01/02/46 (Call 07/02/45)	2,550	2,784,880
5.50%, 03/15/41	150	184,235
6.00%, 03/01/39	105	136,037
6.13%, 05/15/38	695	902,124
Series 11-C, 5.20%, 06/01/41	2,025	2,393,307
Series 17A, 2.45%, 03/30/22 (Call 02/28/22)	1,345	1,337,643
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	2,090	2,102,435
3.65%, 02/15/26 (Call 11/15/25)	2,546	2,610,236
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	1,450	1,455,510
3.70%, 12/01/47 (Call 06/01/47)	1,000	1,000,730
4.15%, 03/15/46 (Call 09/15/45)	2,000	2,168,440
4.30%, 07/01/44 (Call 01/01/44)	2,290	2,488,406
4.80%, 12/15/43 (Call 06/15/43)	25	28,695
American Electric Power Co. Inc. 2.95%, 12/15/22 (Call 09/15/22)	1,145	1,160,812
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	2,650	2,877,158
6.38%, 04/01/36	1,175	1,514,916
7.00%, 04/01/38	1,880	2,646,890
Series L, 5.80%, 10/01/35	15	18,163
Series P, 6.70%, 08/15/37	525	704,697
Series X, 3.30%, 06/01/27 (Call 03/01/27)	1,500	1,507,020
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	500	498,895
2.55%, 09/15/26 (Call 06/15/26)	1,870	1,773,732
2.95%, 09/15/27 (Call 06/15/27)	250	245,943
3.15%, 05/15/25 (Call 02/15/25)	1,000	1,008,090
3.35%, 06/15/24 (Call 03/15/24)	500	509,530
3.75%, 05/15/46 (Call 11/15/45)	1,385	1,381,731
4.35%, 11/15/45 (Call 05/15/45)	1,000	1,089,010

Security	Par (000)	Value
Electric (continued)
4.50%, 04/01/42 (Call 10/01/41)	$1,030	$1,140,931
5.05%, 09/01/41 (Call 03/01/41)	1,700	1,996,395
5.50%, 09/01/35	485	566,708
8.75%, 03/01/19	300	323,235
Avangrid Inc. 3.15%, 12/01/24 (Call 10/01/24)	2,000	1,996,820
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	674	675,469
3.35%, 07/01/23 (Call 04/01/23)	400	411,224
3.50%, 11/15/21 (Call 08/15/21)	800	829,200
3.50%, 08/15/46 (Call 02/15/46)	2,000	1,926,220
3.75%, 08/15/47 (Call 02/15/47)	600	603,900
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	1,977	1,984,216
3.50%, 02/01/25 (Call 11/01/24)	1,695	1,748,020
3.75%, 11/15/23 (Call 08/15/23)	2,300	2,405,524
4.50%, 02/01/45 (Call 08/01/44)	2,211	2,434,643
5.15%, 11/15/43 (Call 05/15/43)	921	1,095,889
5.95%, 05/15/37	3,725	4,811,731
6.13%, 04/01/36	10,437	13,617,363
6.50%, 09/15/37	1,185	1,620,120
8.48%, 09/15/28	75	109,510
Black Hills Corp.
2.50%, 01/11/19	100	100,091
3.15%, 01/15/27 (Call 07/15/26)	465	453,003
3.95%, 01/15/26 (Call 07/15/25)	2,100	2,174,991
4.25%, 11/30/23 (Call 08/30/23)	300	316,686
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21 (Call 05/01/21)	2,150	2,110,418
2.25%, 08/01/22 (Call 05/01/22)	2,655	2,615,122
3.55%, 08/01/42 (Call 02/01/42)	1,147	1,131,424
4.50%, 04/01/44 (Call 10/01/43)	1,675	1,916,652
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	3,300	3,265,977
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	2,040	1,935,838
CenterPoint Energy Inc. 2.50%, 09/01/22 (Call 08/01/22)	625	617,138
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	3,240	3,246,286
4.97%, 05/01/46 (Call 11/01/45)	1,500	1,634,805
Cleco Power LLC 6.00%, 12/01/40	210	257,000
Cleveland Electric Illuminating Co. (The)
5.50%, 08/15/24	3,300	3,718,407
5.95%, 12/15/36	264	326,138
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)	265	254,501
3.45%, 08/15/27 (Call 05/15/27)	2,000	2,017,520
3.60%, 11/15/25 (Call 08/15/25)	1,175	1,190,451
3.88%, 03/01/24 (Call 12/01/23)	1,075	1,125,213
4.70%, 03/31/43 (Call 09/30/42)	10	11,086
4.88%, 03/01/44 (Call 09/01/43)	1,325	1,519,960
5.05%, 03/15/22 (Call 12/15/21)	2,050	2,231,753
8.75%, 06/15/19	1,210	1,323,946
Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)	250	250,153
2.55%, 06/15/26 (Call 03/15/26)	400	386,548
2.95%, 08/15/27 (Call 05/15/27)	1,725	1,698,987
3.10%, 11/01/24 (Call 08/01/24)	3,200	3,220,096
3.40%, 09/01/21 (Call 06/01/21)	4,700	4,840,765
3.65%, 06/15/46 (Call 12/15/45)	1,150	1,143,825
3.70%, 03/01/45 (Call 09/01/44)	1,050	1,052,919
3.75%, 08/15/47 (Call 02/15/47)	1,500	1,526,370

98

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
4.00%, 08/01/20 (Call 05/01/20)	$500	$520,460
4.35%, 11/15/45 (Call 05/15/45)	3,750	4,149,900
4.70%, 01/15/44 (Call 07/15/43)	175	202,823
5.90%, 03/15/36	223	286,941
6.45%, 01/15/38	1,200	1,638,780
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	2,000	1,987,440
4.30%, 04/15/44 (Call 10/15/43)	750	827,145
Series 09-A, 5.50%, 02/01/19	380	394,246
Series A, 3.20%, 03/15/27 (Call 12/15/26)	2,000	2,021,900
Series A, 4.15%, 06/01/45 (Call 12/01/44)	2,125	2,311,150
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)	1,150	1,174,874
3.85%, 06/15/46 (Call 12/15/45)	325	333,671
3.95%, 03/01/43 (Call 09/01/42)	6,926	7,238,293
4.30%, 12/01/56 (Call 06/01/56)	1,925	2,054,013
4.45%, 03/15/44 (Call 09/15/43)	1,205	1,341,828
4.50%, 12/01/45 (Call 06/01/45)	1,610	1,810,864
4.63%, 12/01/54 (Call 06/01/54)	480	539,477
5.50%, 12/01/39	1,035	1,299,080
5.70%, 06/15/40	495	638,842
6.30%, 08/15/37	460	620,922
6.65%, 04/01/19	950	1,004,578
7.13%, 12/01/18	4,752	4,979,336
Series 05-A, 5.30%, 03/01/35	700	835,751
Series 06-A, 5.85%, 03/15/36	500	636,895
Series 06-E, 5.70%, 12/01/36	695	868,361
Series 08-B, 6.75%, 04/01/38	1,322	1,880,690
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	100	102,602
Series B, 2.90%, 12/01/26 (Call 09/01/26)	2,000	1,957,440
Consolidated Edison Inc.
2.00%, 03/15/20	1,630	1,620,709
2.00%, 05/15/21 (Call 04/15/21)	2,545	2,506,825
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	2,475	2,505,170
3.13%, 08/31/24 (Call 05/31/24)	500	502,490
3.25%, 08/15/46 (Call 02/15/46)	2,100	1,960,014
3.38%, 08/15/23 (Call 05/15/23)	1,100	1,137,323
3.95%, 05/15/43 (Call 11/15/42)	500	524,400
3.95%, 07/15/47 (Call 01/15/47)	2,000	2,106,420
4.35%, 08/31/64 (Call 02/28/64)	35	37,122
6.70%, 09/15/19	50	53,820
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	300	303,180
4.15%, 05/15/45 (Call 11/15/44)	1,250	1,332,675
Dominion Energy Inc.
1.88%, 01/15/19	100	99,574
2.58%, 07/01/20	1,880	1,880,639
2.75%, 01/15/22 (Call 12/15/21)	1,000	1,001,720
2.96%, 07/01/19(b)	515	519,429
3.63%, 12/01/24 (Call 09/01/24)	2,650	2,746,725
3.90%, 10/01/25 (Call 07/01/25)	2,370	2,475,892
4.10%, 04/01/21(b)	295	307,361
4.45%, 03/15/21	2,460	2,607,551
4.70%, 12/01/44 (Call 06/01/44)	1,275	1,416,601
5.20%, 08/15/19	1,250	1,307,662
5.75%, 10/01/54 (Call 10/01/24), (3 mo. LIBOR US + 3.057%)(e)	1,000	1,081,190
7.00%, 06/15/38	3,845	5,244,234
Series B, 5.95%, 06/15/35	960	1,192,291

Security	Par (000)	Value
Electric (continued)
Series C, 2.00%, 08/15/21 (Call 07/15/21)	$1,850	$1,809,836
Series C, 4.05%, 09/15/42 (Call 03/15/42)	2,015	2,022,818
Series C, 4.90%, 08/01/41 (Call 02/01/41)	1,240	1,391,937
Series D, 2.85%, 08/15/26 (Call 05/15/26)	3,900	3,753,126
Series F, 5.25%, 08/01/33	1,565	1,796,385
DTE Electric Co.
2.65%, 06/15/22 (Call 03/15/22)	1,140	1,140,673
2.85%, 10/01/26 (Call 07/01/26)	3,650	3,505,825
3.65%, 03/15/24 (Call 12/15/23)	2,900	3,041,462
3.70%, 03/15/45 (Call 09/15/44)	1,810	1,819,321
3.70%, 06/01/46 (Call 12/01/45)	810	816,026
3.75%, 08/15/47 (Call 02/15/47)	1,900	1,926,106
3.80%, 03/15/27 (Call 12/15/26)	1,800	1,854,918
3.90%, 06/01/21 (Call 03/01/21)	1,450	1,513,655
3.95%, 06/15/42 (Call 12/15/41)	5	5,160
4.30%, 07/01/44 (Call 01/01/44)	1,550	1,708,580
5.70%, 10/01/37	150	187,352
Series A, 6.63%, 06/01/36	620	848,489
DTE Energy Co.
1.50%, 10/01/19	2,020	1,989,761
3.30%, 06/15/22 (Call 04/15/22)	700	712,390
Series C, 3.50%, 06/01/24 (Call 03/01/24)	550	563,580
Series F, 3.85%, 12/01/23 (Call 09/01/23)	1,425	1,479,449
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	1,820	1,810,463
2.95%, 12/01/26 (Call 09/01/26)	2,950	2,929,792
3.70%, 12/01/47 (Call 06/01/47)	1,000	1,006,170
3.75%, 06/01/45 (Call 12/01/44)	1,062	1,078,217
3.88%, 03/15/46 (Call 09/15/45)	2,865	2,960,233
3.90%, 06/15/21 (Call 03/15/21)	2,085	2,187,415
4.00%, 09/30/42 (Call 03/30/42)	162	169,859
4.25%, 12/15/41 (Call 06/15/41)	405	439,547
5.30%, 02/15/40	325	401,128
6.00%, 01/15/38	451	592,339
6.05%, 04/15/38	540	717,655
6.10%, 06/01/37	2,530	3,308,810
6.45%, 10/15/32	25	33,379
Series A, 6.00%, 12/01/28	1,335	1,649,926
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	3,485	3,394,041
2.40%, 08/15/22 (Call 07/15/22)	50	49,324
2.65%, 09/01/26 (Call 06/01/26)	2,585	2,463,453
3.05%, 08/15/22 (Call 05/15/22)	2,200	2,231,790
3.15%, 08/15/27 (Call 05/15/27)	200	197,302
3.55%, 09/15/21 (Call 06/15/21)	2,610	2,699,131
3.75%, 04/15/24 (Call 01/15/24)	530	552,292
3.75%, 09/01/46 (Call 03/01/46)	3,305	3,232,158
3.95%, 10/15/23 (Call 07/15/23)	750	787,898
4.80%, 12/15/45 (Call 06/15/45)	5,425	6,152,113
5.05%, 09/15/19	1,000	1,048,790
Duke Energy Florida LLC
1.85%, 01/15/20	2,510	2,487,586
3.10%, 08/15/21 (Call 05/15/21)	1,750	1,792,157
3.20%, 01/15/27 (Call 10/15/26)	1,125	1,135,136
3.40%, 10/01/46 (Call 04/01/46)	4,450	4,226,877
3.85%, 11/15/42 (Call 05/15/42)	860	879,445
5.65%, 04/01/40	350	448,235
6.35%, 09/15/37	125	171,203
6.40%, 06/15/38	1,685	2,337,803

99

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
Duke Energy Florida Project Finance LLC Series 2035, 3.11%, 09/01/36	$100	$92,987
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 11/15/45)	3,500	3,526,635
6.35%, 08/15/38	55	74,823
6.45%, 04/01/39	3,450	4,759,930
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	50	58,795
Duke Energy Ohio Inc.
3.70%, 06/15/46 (Call 12/15/45)	750	749,903
3.80%, 09/01/23 (Call 06/01/23)	275	289,284
5.45%, 04/01/19	1,666	1,736,705
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	900	910,512
3.00%, 09/15/21 (Call 06/15/21)	1,900	1,938,152
3.25%, 08/15/25 (Call 05/15/25)	1,155	1,175,802
3.60%, 09/15/47 (Call 03/15/47)	2,500	2,469,575
3.70%, 10/15/46 (Call 04/15/46)	1,625	1,632,702
4.10%, 05/15/42 (Call 11/15/41)	290	306,492
4.10%, 03/15/43 (Call 09/15/42)	750	793,155
4.15%, 12/01/44 (Call 06/01/44)	1,098	1,174,421
4.20%, 08/15/45 (Call 02/15/45)	1,640	1,774,431
4.38%, 03/30/44 (Call 09/30/43)	2,240	2,473,072
5.30%, 01/15/19	3,300	3,420,615
6.30%, 04/01/38	840	1,143,316
Edison International
2.13%, 04/15/20	1,750	1,742,422
2.40%, 09/15/22 (Call 08/15/22)	2,100	2,064,678
2.95%, 03/15/23 (Call 01/15/23)	3,000	3,014,730
El Paso Electric Co. 5.00%, 12/01/44 (Call 06/01/44)	2,050	2,188,764
Emera U.S. Finance LP
2.15%, 06/15/19	180	179,134
2.70%, 06/15/21 (Call 05/15/21)	3,725	3,724,739
3.55%, 06/15/26 (Call 03/15/26)	2,120	2,122,226
4.75%, 06/15/46 (Call 12/15/45)	2,798	3,011,152
Enel Americas SA 4.00%, 10/25/26 (Call 07/25/26)	150	152,448
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	1,650	1,698,328
3.70%, 06/01/24 (Call 03/01/24)	3,135	3,290,371
3.75%, 02/15/21 (Call 11/15/20)	3,535	3,663,921
4.95%, 12/15/44 (Call 12/15/24)	245	253,688
Entergy Corp.
2.95%, 09/01/26 (Call 06/01/26)	3,334	3,232,780
4.00%, 07/15/22 (Call 05/15/22)	997	1,044,716
Entergy Gulf States Louisiana LLC
5.59%, 10/01/24	30	34,460
6.00%, 05/01/18	1,000	1,015,970
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	2,400	2,269,920
3.05%, 06/01/31 (Call 03/01/31)	1,475	1,418,330
3.12%, 09/01/27 (Call 06/01/27)	850	847,552
3.25%, 04/01/28 (Call 01/01/28)	3,900	3,899,181
4.95%, 01/15/45 (Call 01/15/25)	540	562,189
Entergy Mississippi Inc. 2.85%, 06/01/28 (Call 03/01/28)	3,175	3,054,318
Entergy Texas Inc.
5.15%, 06/01/45 (Call 06/01/25)	25	25,677
7.13%, 02/01/19	1,165	1,228,108
Eversource Energy
2.50%, 03/15/21 (Call 02/15/21)	975	970,993
2.80%, 05/01/23 (Call 02/01/23)	720	718,654

Security	Par (000)	Value
Electric (continued)
2.90%, 10/01/24 (Call 08/01/24)	$1,350	$1,340,037
3.35%, 03/15/26 (Call 12/15/25)	1,920	1,925,741
Series H, 3.15%, 01/15/25 (Call 10/15/24)	515	517,168
Series K, 2.75%, 03/15/22 (Call 02/15/22)	1,050	1,052,300
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	270	268,456
2.85%, 06/15/20 (Call 05/15/20)	1,608	1,624,788
3.40%, 04/15/26 (Call 01/15/26)	3,080	3,088,039
3.50%, 06/01/22 (Call 05/01/22)	1,110	1,135,663
3.95%, 06/15/25 (Call 03/15/25)	4,770	4,976,541
4.45%, 04/15/46 (Call 10/15/45)	790	842,369
4.95%, 06/15/35 (Call 12/15/34)	1,295	1,451,371
5.10%, 06/15/45 (Call 12/15/44)	2,415	2,794,566
5.15%, 12/01/20 (Call 09/01/20)	3,584	3,829,540
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	2,943	2,973,990
3.40%, 03/15/22 (Call 02/15/22)	2,225	2,269,967
4.00%, 10/01/20 (Call 07/01/20)	700	725,844
4.25%, 06/15/22 (Call 03/15/22)	3,943	4,169,525
5.60%, 06/15/42 (Call 12/15/41)	4,150	4,385,346
5.75%, 10/01/41 (Call 04/01/41)	950	1,021,326
6.25%, 10/01/39	1,700	1,937,184
FirstEnergy Corp.
Series A, 2.85%, 07/15/22 (Call 05/15/22)	50	49,617
Series B, 3.90%, 07/15/27 (Call 04/15/27)	225	229,529
Series B, 4.25%, 03/15/23 (Call 12/15/22)	2,055	2,157,072
Series C, 4.85%, 07/15/47 (Call 01/15/47)	1,100	1,192,466
Florida Power & Light Co.
3.13%, 12/01/25 (Call 06/01/25)	300	304,593
3.25%, 06/01/24 (Call 12/01/23)	1,750	1,797,932
3.70%, 12/01/47 (Call 06/01/47)	3,000	3,066,990
3.80%, 12/15/42 (Call 06/15/42)	520	535,751
4.05%, 06/01/42 (Call 12/01/41)	1,175	1,262,020
4.05%, 10/01/44 (Call 04/01/44)	1,283	1,384,678
4.13%, 02/01/42 (Call 08/01/41)	3,190	3,448,039
5.25%, 02/01/41 (Call 08/01/40)	1,505	1,860,270
5.63%, 04/01/34	150	186,611
5.65%, 02/01/37	2,482	3,162,068
5.69%, 03/01/40	55	72,077
5.95%, 02/01/38	3,779	5,000,070
Fortis Inc./Canada
2.10%, 10/04/21 (Call 09/04/21)	1,485	1,447,756
3.06%, 10/04/26 (Call 07/04/26)	3,645	3,515,821
Georgia Power Co.
1.95%, 12/01/18	3,049	3,047,811
2.00%, 03/30/20	1,400	1,394,680
2.00%, 09/08/20	1,105	1,098,260
2.40%, 04/01/21 (Call 03/01/21)	1,000	996,930
3.25%, 03/30/27 (Call 12/30/26)	2,200	2,181,498
4.30%, 03/15/42	4,891	5,073,336
4.30%, 03/15/43	1,108	1,144,376
5.40%, 06/01/40	1,905	2,252,053
5.95%, 02/01/39	50	62,246
Series 07-A, 5.65%, 03/01/37	650	757,848
Series 10-C, 4.75%, 09/01/40	600	656,352
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	2,001	2,116,618
5.29%, 06/15/22 (Call 03/15/22)(b)	1,250	1,358,925
Gulf Power Co. Series A, 3.30%, 05/30/27 (Call 02/28/27)	500	502,685

100

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
Iberdrola International BV 6.75%, 07/15/36	$1,125	$1,466,077
Indiana Michigan Power Co.
6.05%, 03/15/37	215	274,050
7.00%, 03/15/19	2,622	2,776,042
Series J, 3.20%, 03/15/23 (Call 12/15/22)	1,600	1,624,144
Series K, 4.55%, 03/15/46 (Call 09/15/45)	2,780	3,110,069
Series L, 3.75%, 07/01/47 (Call 01/01/47)	1,000	989,310
Integrys Holding Inc. 4.17%, 11/01/20	850	888,148
Interstate Power & Light Co.
3.40%, 08/15/25 (Call 05/15/25)	1,600	1,614,608
3.70%, 09/15/46 (Call 03/15/46)	1,400	1,388,520
4.70%, 10/15/43 (Call 04/15/43)	150	168,818
6.25%, 07/15/39	40	52,490
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)(c)	680	677,858
3.25%, 06/30/26 (Call 03/30/26)	250	248,018
3.35%, 11/15/27 (Call 08/15/27)(c)	1,500	1,497,615
3.65%, 06/15/24 (Call 03/15/24)	300	308,289
4.05%, 07/01/23 (Call 04/01/23)(d)	150	153,758
5.30%, 07/01/43 (Call 01/01/43)	100	118,663
Jersey Central Power & Light Co. 6.15%, 06/01/37	1,150	1,355,838
Kansas City Power & Light Co.
3.15%, 03/15/23 (Call 12/15/22)	25	25,285
3.65%, 08/15/25 (Call 05/15/25)	1,000	1,022,630
4.20%, 06/15/47 (Call 12/15/46)	1,100	1,145,540
5.30%, 10/01/41 (Call 04/01/41)	1,570	1,821,278
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	325	333,141
3.30%, 10/01/25 (Call 07/01/25)	1,000	1,021,370
4.38%, 10/01/45 (Call 04/01/45)	1,800	1,960,236
5.13%, 11/01/40 (Call 05/01/40)	1,081	1,315,404
LG&E & KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	1,100	1,136,960
4.38%, 10/01/21 (Call 07/01/21)	2,725	2,866,318
Louisville Gas & Electric Co.
4.38%, 10/01/45 (Call 04/01/45)	1,500	1,626,585
4.65%, 11/15/43 (Call 05/15/43)	25	28,259
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	1,100	1,125,872
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	600	602,832
3.10%, 05/01/27 (Call 02/01/27)	1,150	1,148,700
3.50%, 10/15/24 (Call 07/15/24)	3,125	3,271,656
3.70%, 09/15/23 (Call 06/15/23)	3,050	3,195,698
3.95%, 08/01/47 (Call 02/01/47)	1,175	1,234,220
4.25%, 05/01/46 (Call 11/01/45)	700	766,423
4.40%, 10/15/44 (Call 04/15/44)	275	308,435
4.80%, 09/15/43 (Call 03/15/43)	520	612,992
5.80%, 10/15/36	628	801,931
6.75%, 12/30/31	25	33,684
Midamerican Funding LLC 6.93%, 03/01/29	548	722,872
Mississippi Power Co. Series 12-A, 4.25%, 03/15/42	2,325	2,236,999
Nevada Power Co.
5.45%, 05/15/41 (Call 11/15/40)	3,155	3,816,256
7.13%, 03/15/19	1,290	1,368,548
Series R, 6.75%, 07/01/37	500	690,040
NextEra Energy Capital Holdings Inc.
2.30%, 04/01/19	2,525	2,526,868
2.40%, 09/15/19 (Call 08/15/19)	1,195	1,197,557
2.70%, 09/15/19 (Call 08/15/19)	2,000	2,014,420
3.55%, 05/01/27 (Call 02/01/27)	2,085	2,127,805

Security	Par (000)	Value
Electric (continued)
3.63%, 06/15/23 (Call 03/15/23)	$250	$257,940
4.50%, 06/01/21 (Call 03/01/21)	143	151,883
4.80%, 12/01/77 (Call 12/01/27), (3 mo. LIBOR US + 1.380%)(e)	50	50,255
6.00%, 03/01/19	525	548,000
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	2,750	2,706,990
2.20%, 08/15/20 (Call 07/15/20)	490	489,740
2.60%, 05/15/23 (Call 11/15/22)	1,000	1,000,310
3.40%, 08/15/42 (Call 02/15/42)	450	435,821
3.60%, 05/15/46 (Call 11/15/45)	206	205,314
4.00%, 08/15/45 (Call 02/15/45)	670	709,309
4.13%, 05/15/44 (Call 11/15/43)	510	551,234
4.85%, 08/15/40 (Call 02/15/40)	65	75,256
5.35%, 11/01/39	265	327,037
6.25%, 06/01/36	835	1,116,846
NorthWestern Corp. 4.18%, 11/15/44 (Call 05/15/44)	1,730	1,835,028
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	1,300	1,285,089
2.70%, 06/01/26 (Call 03/01/26)	1,050	1,010,562
3.20%, 05/15/27 (Call 02/15/27)	1,755	1,773,884
3.25%, 11/15/25 (Call 08/15/25)	2,270	2,313,243
4.40%, 03/01/44 (Call 09/01/43)	1,350	1,512,040
5.50%, 03/15/40	100	126,255
Oglethorpe Power Corp.
4.20%, 12/01/42	150	147,926
4.25%, 04/01/46 (Call 10/01/45)	1,650	1,617,280
4.55%, 06/01/44	2,133	2,217,680
5.38%, 11/01/40	970	1,130,438
6.10%, 03/15/19	700	730,772
Ohio Edison Co.
6.88%, 07/15/36	640	866,093
8.25%, 10/15/38	900	1,352,259
Ohio Power Co.
6.05%, 05/01/18	250	254,188
Series G, 6.60%, 02/15/33	30	38,989
Series M, 5.38%, 10/01/21	458	506,090
Oklahoma Gas & Electric Co.
3.85%, 08/15/47 (Call 02/15/47)	1,525	1,554,371
4.15%, 04/01/47 (Call 10/01/46)	900	962,406
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	7,585	7,555,191
2.95%, 04/01/25 (Call 01/01/25)	100	99,566
3.75%, 04/01/45 (Call 10/01/44)	470	473,346
3.80%, 09/30/47 (Call 03/30/47)(c)	400	407,384
4.10%, 06/01/22 (Call 03/01/22)	525	554,862
4.55%, 12/01/41 (Call 06/01/41)	445	502,476
5.25%, 09/30/40	765	933,185
5.30%, 06/01/42 (Call 12/01/41)	1,678	2,074,881
7.00%, 09/01/22	3,903	4,638,481
7.00%, 05/01/32	350	480,627
7.25%, 01/15/33	545	765,338
7.50%, 09/01/38	1,244	1,837,761
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	615	606,033
2.95%, 03/01/26 (Call 12/01/25)	2,225	2,168,663
3.25%, 09/15/21 (Call 06/15/21)	1,250	1,274,100
3.30%, 03/15/27 (Call 12/15/26)	200	199,432
3.40%, 08/15/24 (Call 05/15/24)	3,305	3,361,615
3.50%, 10/01/20 (Call 07/01/20)	4,150	4,263,004

101

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
3.50%, 06/15/25 (Call 03/15/25)	$7,150	$7,276,269
3.75%, 02/15/24 (Call 11/15/23)	1,450	1,502,026
3.85%, 11/15/23 (Call 08/15/23)	200	208,900
4.00%, 12/01/46 (Call 06/01/46)	2,700	2,714,904
4.25%, 05/15/21 (Call 02/15/21)	309	324,981
4.25%, 03/15/46 (Call 09/15/45)	6,040	6,269,278
4.30%, 03/15/45 (Call 09/15/44)	835	866,454
4.45%, 04/15/42 (Call 10/15/41)	395	420,533
4.50%, 12/15/41 (Call 06/15/41)	430	452,274
4.60%, 06/15/43 (Call 12/15/42)	1,585	1,720,628
4.75%, 02/15/44 (Call 08/15/43)	2,215	2,447,597
5.13%, 11/15/43 (Call 05/15/43)	1,250	1,444,850
5.40%, 01/15/40	750	891,923
5.80%, 03/01/37	1,900	2,339,470
6.05%, 03/01/34	5,598	6,965,983
6.25%, 03/01/39	25	32,470
6.35%, 02/15/38	355	460,818
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	200	203,742
3.35%, 07/01/25 (Call 04/01/25)	1,845	1,890,774
3.60%, 04/01/24 (Call 01/01/24)	1,700	1,772,675
3.85%, 06/15/21 (Call 03/15/21)	1,350	1,414,152
4.10%, 02/01/42 (Call 08/01/41)	2,415	2,573,859
6.00%, 01/15/39	965	1,277,438
6.10%, 08/01/36	165	215,214
6.25%, 10/15/37	124	166,933
PECO Energy Co.
1.70%, 09/15/21 (Call 08/15/21)	2,000	1,944,360
2.38%, 09/15/22 (Call 06/15/22)	750	744,255
3.15%, 10/15/25 (Call 07/15/25)	6,400	6,439,616
3.70%, 09/15/47 (Call 03/15/47)	425	429,123
4.15%, 10/01/44 (Call 04/01/44)	335	361,472
4.80%, 10/15/43 (Call 04/15/43)	1,000	1,155,190
5.95%, 10/01/36	450	584,348
Pennsylvania Electric Co. 6.15%, 10/01/38	100	122,625
Portland General Electric Co. 6.10%, 04/15/19	1,200	1,260,180
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	3,500	3,653,895
4.15%, 03/15/43 (Call 09/15/42)	1,250	1,342,875
7.90%, 12/15/38	525	799,780
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	1,300	1,278,069
3.40%, 06/01/23 (Call 03/01/23)	200	204,664
3.95%, 03/15/24 (Call 12/15/23)	558	586,436
4.20%, 06/15/22 (Call 03/15/22)	3,498	3,701,584
4.70%, 06/01/43 (Call 12/01/42)	225	248,807
5.00%, 03/15/44 (Call 09/15/43)	3,210	3,702,061
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	2,200	2,239,710
3.95%, 06/01/47 (Call 12/01/46)	1,750	1,846,967
4.15%, 10/01/45 (Call 04/01/45)	1,050	1,138,998
5.20%, 07/15/41 (Call 01/15/41)	390	468,218
6.25%, 05/15/39	1,500	2,019,225
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	2,141	2,170,053
4.40%, 01/15/21 (Call 10/15/20)	2,150	2,257,220
4.88%, 12/01/19	400	419,540
6.00%, 12/01/39	2,375	3,028,054
7.05%, 03/15/19	1,050	1,113,210
7.75%, 03/01/31	275	384,299

Security	Par (000)	Value
Electric (continued)
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	$1,450	$1,465,225
4.15%, 09/15/21 (Call 06/15/21)	1,525	1,592,451
4.30%, 11/15/23 (Call 08/15/23)	80	85,292
5.13%, 04/15/20	50	53,016
8.63%, 04/15/31	1,050	1,387,522
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	3,250	3,210,317
2.90%, 05/15/25 (Call 11/15/24)	4,100	4,065,601
3.20%, 11/15/20 (Call 05/15/20)	8	8,190
3.55%, 06/15/46 (Call 12/15/45)	3,606	3,468,287
3.60%, 09/15/42 (Call 03/15/42)	226	223,471
3.80%, 06/15/47 (Call 12/15/46)	2,950	3,033,957
4.30%, 03/15/44 (Call 09/15/43)	2,730	3,018,916
4.75%, 08/15/41 (Call 02/15/41)	396	449,040
5.13%, 06/01/19	2,380	2,483,649
6.25%, 09/01/37	25	33,854
Public Service Co. of Oklahoma 4.40%, 02/01/21	1,400	1,479,282
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	1,265	1,247,922
2.00%, 08/15/19 (Call 07/15/19)	1,000	997,920
2.25%, 09/15/26 (Call 06/15/26)	2,250	2,114,325
2.38%, 05/15/23 (Call 02/15/23)	1,600	1,579,536
3.00%, 05/15/27 (Call 02/15/27)	1,000	992,750
3.05%, 11/15/24 (Call 08/15/24)	1,175	1,176,539
3.15%, 08/15/24 (Call 05/15/24)	1,320	1,330,626
3.65%, 09/01/42 (Call 03/01/42)	1,775	1,775,000
3.80%, 01/01/43 (Call 07/01/42)	295	300,092
3.80%, 03/01/46 (Call 09/01/45)	2,730	2,841,466
4.05%, 05/01/45 (Call 11/01/44)	1,130	1,174,872
4.15%, 11/01/45 (Call 05/01/45)	1,025	1,099,477
5.38%, 11/01/39	925	1,142,116
5.50%, 03/01/40	21	26,514
5.80%, 05/01/37	183	236,039
Series I, 1.80%, 06/01/19 (Call 05/01/19)	190	189,257
Series I, 4.00%, 06/01/44 (Call 12/01/43)	1,270	1,307,503
Public Service Enterprise Group Inc. 2.00%, 11/15/21 (Call 10/15/21)	2,000	1,948,080
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	8,733	8,878,230
5.63%, 07/15/22 (Call 04/15/22)	450	498,650
6.00%, 09/01/21	515	572,932
Puget Sound Energy Inc.
4.30%, 05/20/45 (Call 11/20/44)	5	5,498
4.43%, 11/15/41 (Call 05/15/41)	1,650	1,797,526
5.76%, 10/01/39	565	731,042
5.76%, 07/15/40	200	255,830
5.80%, 03/15/40	465	605,304
6.27%, 03/15/37	500	658,050
7.02%, 12/01/27	65	83,353
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	1,650	1,582,119
3.00%, 08/15/21	315	322,362
3.95%, 11/15/41	2,125	2,162,464
4.30%, 04/01/42 (Call 10/01/41)	20	21,454
4.50%, 08/15/40	126	143,296
6.00%, 06/01/26	455	546,077
6.00%, 06/01/39	500	660,420
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	1,000	1,043,490
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	2,400	2,474,808

102

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)(d)	$240	$242,438
4.75%, 05/15/21 (Call 02/15/21)	2,250	2,323,305
6.25%, 04/01/20	3,000	3,183,960
Sierra Pacific Power Co. 2.60%, 05/01/26 (Call 02/01/26)	4,670	4,512,061
South Carolina Electric & Gas Co.
4.10%, 06/15/46 (Call 12/15/45)	3,475	3,426,489
4.35%, 02/01/42 (Call 08/01/41)	1,254	1,270,277
4.50%, 06/01/64 (Call 12/01/63)	215	214,686
4.60%, 06/15/43 (Call 12/15/42)	370	388,748
5.10%, 06/01/65 (Call 12/01/64)	25	27,557
5.30%, 05/15/33	15	16,787
5.45%, 02/01/41 (Call 08/01/40)	515	591,699
6.05%, 01/15/38	1,250	1,529,325
Southern California Edison Co.
1.85%, 02/01/22	248	245,230
3.88%, 06/01/21 (Call 03/01/21)	2,910	3,052,503
4.00%, 04/01/47 (Call 10/01/46)	2,550	2,708,661
4.05%, 03/15/42 (Call 09/15/41)	200	213,736
4.50%, 09/01/40 (Call 03/01/40)	440	493,588
4.65%, 10/01/43 (Call 04/01/43)	3,326	3,865,045
5.50%, 03/15/40	752	961,402
5.63%, 02/01/36	425	531,369
5.75%, 04/01/35	200	252,976
6.00%, 01/15/34	25	32,156
6.05%, 03/15/39	4,927	6,591,883
Series 05-E, 5.35%, 07/15/35	850	1,032,461
Series 06-E, 5.55%, 01/15/37	315	394,497
Series 08-A, 5.95%, 02/01/38	375	494,269
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	290	302,241
Series C, 3.60%, 02/01/45 (Call 08/01/44)	1,950	1,943,740
Southern Co. (The)
1.85%, 07/01/19	3,094	3,078,344
2.15%, 09/01/19 (Call 08/01/19)	2,575	2,570,957
2.35%, 07/01/21 (Call 06/01/21)	4,420	4,376,065
2.75%, 06/15/20 (Call 05/15/20)	7,005	7,056,557
2.95%, 07/01/23 (Call 05/01/23)	5,757	5,764,830
3.25%, 07/01/26 (Call 04/01/26)	7,940	7,812,642
4.25%, 07/01/36 (Call 01/01/36)	2,298	2,382,934
4.40%, 07/01/46 (Call 01/01/46)	4,520	4,746,136
Series B, 5.50%, 03/15/57 (Call 03/15/22), (3 mo. LIBOR US + 3.630%)(e)	545	578,103
Southern Power Co.
1.95%, 12/15/19	2,025	2,008,233
2.38%, 06/01/20 (Call 05/01/20)	520	518,461
2.50%, 12/15/21 (Call 11/15/21)	2,200	2,179,980
4.15%, 12/01/25 (Call 09/01/25)	2,750	2,899,407
5.15%, 09/15/41	1,730	1,881,150
5.25%, 07/15/43	250	278,623
Series F, 4.95%, 12/15/46 (Call 06/15/46)	500	538,045
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)	840	860,387
3.90%, 04/01/45 (Call 10/01/44)	2,242	2,251,618
6.45%, 01/15/19	375	391,264
Series K, 2.75%, 10/01/26 (Call 07/01/26)	1,500	1,440,225
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	250	238,233
3.70%, 08/15/47 (Call 02/15/47)	1,850	1,859,435
4.50%, 08/15/41 (Call 02/15/41)	525	586,619

Security	Par (000)	Value
Electric (continued)
6.00%, 10/01/36	$75	$93,639
System Energy Resources Inc. 4.10%, 04/01/23 (Call 01/01/23)	800	825,664
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	4,620	4,575,047
4.10%, 06/15/42 (Call 12/15/41)	341	346,562
4.20%, 05/15/45 (Call 11/15/44)	25	25,340
4.35%, 05/15/44 (Call 11/15/43)	1,710	1,822,381
6.10%, 05/15/18	150	152,735
6.15%, 05/15/37	14	17,825
TECO Finance Inc. 5.15%, 03/15/20	375	395,636
Toledo Edison Co. (The) 6.15%, 05/15/37	3,305	4,217,444
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	1,700	1,741,038
6.50%, 03/15/40	125	125,088
Tucson Electric Power Co.
3.05%, 03/15/25 (Call 12/15/24)	75	73,278
5.15%, 11/15/21 (Call 08/15/21)	1,680	1,818,499
UIL Holdings Corp. 4.63%, 10/01/20	800	841,680
Union Electric Co.
2.95%, 06/15/27 (Call 03/15/27)	1,875	1,860,431
3.50%, 04/15/24 (Call 01/15/24)	1,700	1,764,090
3.65%, 04/15/45 (Call 10/15/44)	200	200,052
3.90%, 09/15/42 (Call 03/15/42)	260	269,802
6.70%, 02/01/19	225	236,396
8.45%, 03/15/39	25	40,339
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)	250	250,388
2.95%, 01/15/22 (Call 10/15/21)	800	814,056
3.45%, 02/15/24 (Call 11/15/23)	200	206,312
4.00%, 01/15/43 (Call 07/15/42)	290	303,386
4.00%, 11/15/46 (Call 05/15/46)	365	381,757
4.20%, 05/15/45 (Call 11/15/44)	895	963,110
4.45%, 02/15/44 (Call 08/15/43)	661	739,110
6.35%, 11/30/37	650	876,811
8.88%, 11/15/38	2,487	4,225,761
Series A, 3.10%, 05/15/25 (Call 02/15/25)	1,000	1,006,100
Series A, 3.15%, 01/15/26 (Call 10/15/25)	1,020	1,027,293
Series A, 3.50%, 03/15/27 (Call 12/15/26)	700	720,888
Series A, 6.00%, 05/15/37	1,055	1,372,650
Series B, 2.95%, 11/15/26 (Call 08/15/26)	835	827,393
Series B, 3.80%, 09/15/47 (Call 03/15/47)	1,175	1,190,275
Series B, 6.00%, 01/15/36	525	674,378
Series D, 4.65%, 08/15/43 (Call 02/15/43)	2,955	3,355,255
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	340	340,806
3.55%, 06/15/25 (Call 03/15/25)	1,655	1,695,415
Westar Energy Inc.
2.55%, 07/01/26 (Call 04/01/26)	1,250	1,202,737
3.10%, 04/01/27 (Call 01/01/27)	1,350	1,351,620
3.25%, 12/01/25 (Call 09/01/25)	1,375	1,383,594
4.10%, 04/01/43 (Call 10/01/42)	260	275,246
4.13%, 03/01/42 (Call 09/01/41)	607	643,517
4.25%, 12/01/45 (Call 06/01/45)	2,490	2,699,334
4.63%, 09/01/43 (Call 03/01/43)	400	444,692
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	1,150	1,169,032
3.10%, 06/01/25 (Call 03/01/25)	2,095	2,107,444
3.65%, 12/15/42 (Call 06/15/42)	15	14,690
4.25%, 12/15/19	100	103,955

103

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
4.25%, 06/01/44 (Call 12/01/43)	$480	$517,157
4.30%, 12/15/45 (Call 06/15/45)	1,215	1,314,338
5.70%, 12/01/36	140	176,792
Wisconsin Power & Light Co.
3.05%, 10/15/27 (Call 07/15/27)	670	667,072
4.10%, 10/15/44 (Call 04/15/44)	3,350	3,493,614
5.00%, 07/15/19	50	52,229
6.38%, 08/15/37	65	87,144
Wisconsin Public Service Corp.
1.65%, 12/04/18	2,090	2,080,010
3.67%, 12/01/42	93	92,248
4.75%, 11/01/44 (Call 05/01/44)	340	399,357
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	2,225	2,220,394
2.60%, 03/15/22 (Call 02/15/22)	1,500	1,499,070
3.30%, 06/01/25 (Call 12/01/24)	914	924,922
3.35%, 12/01/26 (Call 06/01/26)	2,100	2,124,150
4.70%, 05/15/20 (Call 11/15/19)	375	392,205
4.80%, 09/15/41 (Call 03/15/41)	65	71,960
6.50%, 07/01/36	350	467,618

		934,723,804
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	10	10,090
3.15%, 06/01/25 (Call 03/01/25)	3,205	3,236,505
4.25%, 11/15/20	1,825	1,923,769
5.25%, 11/15/39	1,250	1,468,538
6.00%, 08/15/32	15	18,692
6.13%, 04/15/39	35	44,788
Hubbell Inc. 3.35%, 03/01/26 (Call 12/01/25)	1,400	1,416,128
Legrand France SA 8.50%, 02/15/25	1,050	1,362,375

		9,480,885
Electronics — 0.2%
Agilent Technologies Inc.
3.05%, 09/22/26 (Call 06/22/26)	1,470	1,408,466
3.20%, 10/01/22 (Call 07/01/22)	350	354,036
3.88%, 07/15/23 (Call 04/15/23)	3,100	3,221,923
5.00%, 07/15/20	569	605,200
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	1,675	1,664,029
3.55%, 10/01/27 (Call 07/01/27)	635	631,139
Amphenol Corp.
2.20%, 04/01/20	600	597,174
2.55%, 01/30/19 (Call 12/30/18)	675	678,686
3.13%, 09/15/21 (Call 08/15/21)	1,075	1,093,941
3.20%, 04/01/24 (Call 02/01/24)	935	936,795
4.00%, 02/01/22 (Call 11/01/21)	400	419,380
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	675	664,477
3.50%, 04/01/22 (Call 02/01/22)	2,250	2,280,757
3.88%, 01/12/28 (Call 10/12/27)	1,185	1,183,258
4.00%, 04/01/25 (Call 01/01/25)	2,135	2,167,858
4.50%, 03/01/23 (Call 12/01/22)	950	997,453
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	900	936,090
4.88%, 12/01/22	3,150	3,328,762
5.88%, 06/15/20	200	213,130

Security	Par (000)	Value
Electronics (continued)
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	$1,925	$1,930,833
3.70%, 11/15/23 (Call 08/15/23)	175	180,563
4.70%, 03/15/37	150	164,171
4.75%, 03/15/42	2,500	2,742,900
5.75%, 08/15/40	2,174	2,638,823
6.63%, 05/15/19	1,250	1,325,862
Flex Ltd.
4.63%, 02/15/20	3,695	3,840,324
4.75%, 06/15/25 (Call 03/15/25)	1,050	1,127,563
5.00%, 02/15/23	150	161,205
FLIR Systems Inc. 3.13%, 06/15/21 (Call 05/15/21)	1,150	1,159,016
Fortive Corp.
1.80%, 06/15/19	1,460	1,448,262
2.35%, 06/15/21 (Call 05/15/21)	1,300	1,288,118
3.15%, 06/15/26 (Call 03/15/26)	6,575	6,516,548
4.30%, 06/15/46 (Call 12/15/45)	1,535	1,602,832
Honeywell International Inc.
1.40%, 10/30/19	530	523,831
1.80%, 10/30/19	1,225	1,220,222
1.85%, 11/01/21 (Call 10/01/21)	3,300	3,232,515
2.50%, 11/01/26 (Call 08/01/26)	4,235	4,054,885
3.81%, 11/21/47 (Call 05/21/47)(c)	2,447	2,481,821
4.25%, 03/01/21	2,700	2,864,241
Jabil Inc.
4.70%, 09/15/22	515	543,660
5.63%, 12/15/20	1,450	1,558,750
Keysight Technologies Inc.
3.30%, 10/30/19 (Call 09/30/19)	25	25,331
4.55%, 10/30/24 (Call 07/30/24)	2,310	2,446,844
4.60%, 04/06/27 (Call 01/06/27)	2,750	2,903,835
Koninklijke Philips NV
3.75%, 03/15/22	4,365	4,550,469
5.00%, 03/15/42	2,503	2,896,872
PerkinElmer Inc. 5.00%, 11/15/21 (Call 08/15/21)	2,660	2,878,120
Tech Data Corp.
3.70%, 02/15/22 (Call 01/15/22)	950	954,199
4.95%, 02/15/27 (Call 11/16/26)	880	920,427
Trimble Inc. 4.75%, 12/01/24 (Call 09/01/24)	600	641,916
Tyco Electronics Group SA
2.35%, 08/01/19 (Call 07/01/19)	555	554,573
2.38%, 12/17/18 (Call 11/17/18)	570	571,351
3.13%, 08/15/27 (Call 05/15/27)	395	390,651
3.45%, 08/01/24 (Call 05/01/24)	545	560,598
3.70%, 02/15/26 (Call 11/15/25)	675	698,409
4.88%, 01/15/21	65	69,324
7.13%, 10/01/37	25	35,759

		87,088,177
Engineering & Construction — 0.0%
ABB Finance USA Inc.
2.88%, 05/08/22	3,665	3,726,682
4.38%, 05/08/42	1,315	1,415,650
Fluor Corp.
3.38%, 09/15/21	1,400	1,434,734
3.50%, 12/15/24 (Call 09/15/24)	2,465	2,517,677

		9,094,743

104

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Environmental Control — 0.1%
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	$1,455	$1,419,411
3.20%, 03/15/25 (Call 12/15/24)	2,200	2,209,790
3.38%, 11/15/27 (Call 08/15/27)	1,570	1,577,709
3.55%, 06/01/22 (Call 03/01/22)	1,888	1,951,569
3.80%, 05/15/18	500	504,190
4.75%, 05/15/23 (Call 02/15/23)	1,900	2,069,556
5.00%, 03/01/20	350	369,813
5.25%, 11/15/21	618	676,296
5.50%, 09/15/19	1,950	2,057,971
Waste Management Holdings Inc. 7.10%, 08/01/26	200	256,006
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	250	244,608
2.90%, 09/15/22 (Call 06/15/22)	700	706,489
3.13%, 03/01/25 (Call 12/01/24)	1,985	2,002,230
3.15%, 11/15/27 (Call 08/15/27)	1,325	1,319,859
3.50%, 05/15/24 (Call 02/15/24)	3,450	3,563,574
3.90%, 03/01/35 (Call 09/01/34)	1,350	1,399,437
4.10%, 03/01/45 (Call 09/01/44)	2,698	2,847,928
4.75%, 06/30/20	508	540,050
6.13%, 11/30/39	250	323,742

		26,040,228
Food — 0.4%
Ahold Finance USA LLC 6.88%, 05/01/29	310	382,571
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	1,540	1,554,091
3.80%, 08/02/42	165	158,639
4.25%, 04/15/21	2,435	2,566,636
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	1,845	1,868,505
3.25%, 09/15/22	4,263	4,320,209
7.00%, 10/01/28	515	642,087
7.13%, 10/01/26	349	430,498
8.25%, 09/15/30	60	82,865
Delhaize America LLC 9.00%, 04/15/31	15	21,520
Flowers Foods Inc.
3.50%, 10/01/26 (Call 07/01/26)	1,050	1,030,733
4.38%, 04/01/22 (Call 01/01/22)	250	266,243
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	2,000	1,988,100
3.15%, 12/15/21 (Call 09/15/21)	605	617,475
3.20%, 02/10/27 (Call 11/10/26)	1,250	1,244,312
3.65%, 02/15/24 (Call 11/15/23)	2,325	2,439,181
4.15%, 02/15/43 (Call 08/15/42)	345	349,050
5.40%, 06/15/40	3,380	4,003,002
5.65%, 02/15/19	2,559	2,664,738
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	2,310	2,164,054
4.13%, 12/01/20	1,510	1,592,476
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)	1,920	1,886,592
4.63%, 11/01/20	1,500	1,583,280
JM Smucker Co. (The)
2.50%, 03/15/20	2,265	2,272,656
3.50%, 03/15/25	4,085	4,157,713
4.25%, 03/15/35	1,945	2,037,368
4.38%, 03/15/45	674	703,730
Kellogg Co.
2.65%, 12/01/23	2,325	2,306,958
3.25%, 05/21/18	1,800	1,808,514

Security	Par (000)	Value
Food (continued)
3.25%, 04/01/26	$1,075	$1,065,648
3.40%, 11/15/27 (Call 08/15/27)	250	248,130
4.00%, 12/15/20	1,600	1,674,704
4.15%, 11/15/19	350	362,324
4.50%, 04/01/46	710	742,298
Series B, 7.45%, 04/01/31	3,050	4,091,880
Koninklijke Ahold Delhaize NV 5.70%, 10/01/40	565	653,756
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	1,475	1,485,163
3.00%, 06/01/26 (Call 03/01/26)	5,334	5,098,931
3.50%, 06/06/22	11,593	11,858,016
3.50%, 07/15/22 (Call 05/15/22)	3,691	3,774,011
3.95%, 07/15/25 (Call 04/15/25)	5,720	5,894,860
4.38%, 06/01/46 (Call 12/01/45)	5,345	5,172,944
5.00%, 07/15/35 (Call 01/15/35)	7,255	7,883,138
5.00%, 06/04/42	4,838	5,110,283
5.20%, 07/15/45 (Call 01/15/45)	5,614	6,069,520
5.38%, 02/10/20	3,160	3,357,848
6.50%, 02/09/40	2,597	3,242,303
6.88%, 01/26/39	4,830	6,215,437
Kroger Co. (The)
1.50%, 09/30/19	1,150	1,134,877
2.30%, 01/15/19 (Call 12/15/18)	2,568	2,572,057
2.60%, 02/01/21 (Call 01/01/21)	1,935	1,936,625
2.65%, 10/15/26 (Call 07/15/26)(d)	2,550	2,365,074
2.80%, 08/01/22 (Call 07/01/22)	670	669,216
2.95%, 11/01/21 (Call 10/01/21)	2,736	2,771,103
3.30%, 01/15/21 (Call 12/15/20)	400	408,664
3.70%, 08/01/27 (Call 05/01/27)	350	351,141
3.85%, 08/01/23 (Call 05/01/23)	2,505	2,597,986
3.88%, 10/15/46 (Call 04/15/46)	1,900	1,697,042
4.00%, 02/01/24 (Call 11/01/23)	3,280	3,397,457
4.45%, 02/01/47 (Call 08/01/46)	3,215	3,119,322
4.65%, 01/15/48 (Call 07/15/47)	600	599,268
5.00%, 04/15/42 (Call 10/15/41)	400	410,892
5.15%, 08/01/43 (Call 02/01/43)	135	141,395
5.40%, 07/15/40 (Call 01/15/40)	3,325	3,594,790
6.15%, 01/15/20	390	419,472
6.90%, 04/15/38	2,658	3,378,052
7.50%, 04/01/31	685	892,507
8.00%, 09/15/29	260	343,541
Series B, 7.70%, 06/01/29	1,250	1,602,325
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	890	888,799
3.15%, 08/15/24 (Call 06/15/24)	2,000	2,008,440
3.40%, 08/15/27 (Call 05/15/27)	2,000	2,016,420
4.20%, 08/15/47 (Call 02/15/47)	2,450	2,547,461
Sysco Corp.
1.90%, 04/01/19	2,810	2,802,188
2.50%, 07/15/21 (Call 06/15/21)	913	911,165
2.60%, 10/01/20 (Call 09/01/20)	1,525	1,534,013
2.60%, 06/12/22	1,825	1,815,893
3.25%, 07/15/27 (Call 04/15/27)	6,750	6,710,850
3.30%, 07/15/26 (Call 04/15/26)	1,535	1,539,482
3.75%, 10/01/25 (Call 07/01/25)	1,520	1,579,903
4.50%, 04/01/46 (Call 10/01/45)	1,005	1,071,511
4.85%, 10/01/45 (Call 04/01/45)	2,035	2,272,586
5.38%, 09/21/35	2,150	2,538,784
6.63%, 03/17/39	1,543	2,020,481

105

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Food (continued)
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)	$975	$961,555
2.65%, 08/15/19 (Call 07/15/19)	6,145	6,179,719
3.55%, 06/02/27 (Call 03/02/27)	4,150	4,210,507
3.95%, 08/15/24 (Call 05/15/24)	2,705	2,845,633
4.50%, 06/15/22 (Call 03/15/22)	4,143	4,434,916
4.55%, 06/02/47 (Call 12/02/46)	350	375,008
4.88%, 08/15/34 (Call 02/15/34)	2,500	2,780,475
5.15%, 08/15/44 (Call 02/15/44)	599	690,407
Whole Foods Market Inc. 5.20%, 12/03/25 (Call 09/03/25)	280	318,850

		210,602,842
Forest Products & Paper — 0.1%
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	1,150	1,203,314
6.75%, 02/15/44 (Call 08/15/43)	415	466,369
Fibria Overseas Finance Ltd.
5.25%, 05/12/24(d)	1,065	1,144,673
5.50%, 01/17/27(d)	90	96,684
Georgia-Pacific LLC
7.38%, 12/01/25	750	956,025
7.75%, 11/15/29	825	1,144,448
8.00%, 01/15/24	40	51,092
8.88%, 05/15/31	1,050	1,614,155
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	3,750	3,625,687
3.65%, 06/15/24 (Call 03/15/24)	3,555	3,684,544
3.80%, 01/15/26 (Call 10/15/25)	1,875	1,935,656
4.35%, 08/15/48 (Call 02/15/48)	1,200	1,223,988
4.40%, 08/15/47 (Call 02/15/47)	3,315	3,398,240
4.75%, 02/15/22 (Call 11/15/21)	515	554,583
4.80%, 06/15/44 (Call 12/15/43)	609	656,106
5.00%, 09/15/35 (Call 03/15/35)	250	280,033
5.15%, 05/15/46 (Call 11/15/45)	2,489	2,838,704
6.00%, 11/15/41 (Call 05/15/41)	1,625	2,007,590
7.30%, 11/15/39	3,112	4,312,703
7.50%, 08/15/21	10	11,695
8.70%, 06/15/38	720	1,070,366

		32,276,655
Gas — 0.2%
Atmos Energy Corp.
3.00%, 06/15/27 (Call 03/15/27)	1,165	1,159,408
4.13%, 10/15/44 (Call 04/15/44)	450	480,159
4.15%, 01/15/43 (Call 07/15/42)	1,775	1,885,778
5.50%, 06/15/41 (Call 12/15/40)	2,175	2,707,375
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	900	921,393
4.50%, 01/15/21 (Call 10/15/20)	3,015	3,162,946
5.85%, 01/15/41 (Call 07/15/40)	608	766,050
6.00%, 05/15/18	1,220	1,241,179
6.63%, 11/01/37	345	456,469
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	450	451,571
2.80%, 11/15/20 (Call 10/15/20)	3,240	3,268,156
3.55%, 11/01/23 (Call 08/01/23)	1,525	1,539,106
4.60%, 12/15/44 (Call 06/15/44)	300	321,576
4.80%, 11/01/43 (Call 05/01/43)	3,435	3,722,132

Security	Par (000)	Value
Gas (continued)
KeySpan Corp.
5.80%, 04/01/35	$870	$1,054,623
8.00%, 11/15/30	425	575,841
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	3,555	3,616,146
3.95%, 09/15/27 (Call 06/15/27)	1,520	1,503,523
4.90%, 12/01/21 (Call 09/01/21)	700	737,107
5.20%, 07/15/25 (Call 04/15/25)	1,050	1,126,776
NiSource Finance Corp.
3.49%, 05/15/27 (Call 02/15/27)	1,480	1,496,280
3.85%, 02/15/23 (Call 11/15/22)	130	135,292
4.38%, 05/15/47 (Call 11/15/46)	1,050	1,114,522
4.80%, 02/15/44 (Call 08/15/43)	565	629,670
5.25%, 02/15/43 (Call 08/15/42)	325	379,252
5.65%, 02/01/45 (Call 08/01/44)	927	1,146,254
5.80%, 02/01/42 (Call 08/01/41)	2,100	2,538,354
5.95%, 06/15/41 (Call 12/15/40)	1,905	2,383,784
6.25%, 12/15/40	500	640,945
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	825	824,587
3.61%, 02/01/24 (Call 11/01/23)	483	501,470
4.66%, 02/01/44 (Call 08/01/43)	446	501,277
Piedmont Natural Gas Co. Inc.
3.64%, 11/01/46 (Call 05/01/46)	1,400	1,349,558
4.10%, 09/18/34 (Call 03/18/34)	910	933,769
4.65%, 08/01/43 (Call 02/01/43)	695	777,830
Sempra Energy
1.63%, 10/07/19	1,310	1,294,162
2.40%, 03/15/20 (Call 02/15/20)	1,080	1,080,788
2.85%, 11/15/20 (Call 10/15/20)	3,200	3,236,704
2.88%, 10/01/22 (Call 07/01/22)	150	150,122
3.25%, 06/15/27 (Call 03/15/27)	2,000	1,975,900
3.55%, 06/15/24 (Call 03/15/24)	200	205,006
3.75%, 11/15/25 (Call 08/15/25)	2,400	2,471,400
4.05%, 12/01/23 (Call 09/01/23)	265	278,173
6.00%, 10/15/39	1,980	2,544,815
Southern California Gas Co.
2.60%, 06/15/26 (Call 03/15/26)	2,810	2,716,624
3.15%, 09/15/24 (Call 06/15/24)	4,475	4,567,230
3.20%, 06/15/25 (Call 03/15/25)	400	407,004
4.45%, 03/15/44 (Call 09/15/43)	1,740	1,931,974
5.13%, 11/15/40	1,880	2,299,127
Series KK, 5.75%, 11/15/35	50	62,116
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	1,800	1,746,414
3.25%, 06/15/26 (Call 03/15/26)	1,000	988,080
3.50%, 09/15/21 (Call 06/15/21)	775	793,662
3.95%, 10/01/46 (Call 04/01/46)	1,600	1,569,248
4.40%, 06/01/43 (Call 12/01/42)	855	896,835
4.40%, 05/30/47 (Call 11/30/46)	810	851,739
5.25%, 08/15/19	1,000	1,045,240
5.88%, 03/15/41 (Call 09/15/40)	3,030	3,720,840
6.00%, 10/01/34	15	18,028
Southwest Gas Corp. 3.80%, 09/29/46 (Call 03/29/46)	780	774,751

		83,676,140
Hand & Machine Tools — 0.0%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	4,905	4,895,975
3.88%, 02/15/22 (Call 11/15/21)	600	605,046
Snap-On Inc. 3.25%, 03/01/27 (Call 12/01/26)	1,500	1,517,820

106

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Hand & Machine Tools (continued)
Stanley Black & Decker Inc.
2.90%, 11/01/22	$300	$302,040
3.40%, 12/01/21 (Call 09/01/21)	1,950	2,007,896
5.20%, 09/01/40	1,685	1,955,358

		11,284,135
Health Care - Products — 0.5%
Abbott Laboratories
2.00%, 03/15/20	2,550	2,526,259
2.35%, 11/22/19	4,400	4,404,576
2.55%, 03/15/22	3,064	3,030,480
2.80%, 09/15/20 (Call 08/15/20)	2,255	2,272,115
2.90%, 11/30/21 (Call 10/30/21)	8,025	8,071,866
2.95%, 03/15/25 (Call 12/15/24)	2,765	2,694,769
3.25%, 04/15/23 (Call 01/15/23)	165	166,960
3.40%, 11/30/23 (Call 09/30/23)	3,850	3,910,522
3.75%, 11/30/26 (Call 08/30/26)	6,125	6,245,846
3.88%, 09/15/25 (Call 06/15/25)	1,020	1,051,426
4.13%, 05/27/20	1,700	1,771,519
4.75%, 11/30/36 (Call 05/30/36)	6,925	7,604,550
4.75%, 04/15/43 (Call 10/15/42)	2,087	2,273,432
4.90%, 11/30/46 (Call 05/30/46)	6,555	7,338,519
5.13%, 04/01/19	2,882	2,992,409
5.30%, 05/27/40	2,020	2,299,447
6.00%, 04/01/39	1,545	1,892,579
6.15%, 11/30/37	1,200	1,494,804
Baxter International Inc.
1.70%, 08/15/21 (Call 07/15/21)	1,145	1,110,868
2.60%, 08/15/26 (Call 05/15/26)	2,690	2,565,695
3.50%, 08/15/46 (Call 02/15/46)	2,065	1,851,624
6.25%, 12/01/37	500	642,305
Becton Dickinson and Co.
2.13%, 06/06/19	30	29,911
2.40%, 06/05/20	1,300	1,292,980
2.68%, 12/15/19	1,615	1,622,946
2.89%, 06/06/22 (Call 05/06/22)	2,120	2,105,308
3.13%, 11/08/21	3,136	3,156,321
3.25%, 11/12/20	2,621	2,664,142
3.36%, 06/06/24 (Call 04/06/24)	50	49,953
3.70%, 06/06/27 (Call 03/06/27)	1,745	1,742,889
3.73%, 12/15/24 (Call 09/15/24)	2,531	2,580,734
4.67%, 06/06/47 (Call 12/06/46)	4,100	4,312,175
4.69%, 12/15/44 (Call 06/15/44)	3,490	3,684,044
4.88%, 05/15/44 (Call 11/15/43)	460	481,496
5.00%, 11/12/40	3,747	4,051,181
6.00%, 05/15/39	525	616,828
Boston Scientific Corp.
2.85%, 05/15/20	1,715	1,729,595
3.85%, 05/15/25	3,420	3,530,021
4.13%, 10/01/23 (Call 07/01/23)	775	814,734
6.00%, 01/15/20	2,575	2,757,851
7.38%, 01/15/40	1,240	1,683,957
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	4,596	4,701,478
4.20%, 06/15/20	650	680,141
Danaher Corp.
2.40%, 09/15/20 (Call 08/15/20)	200	201,006
3.35%, 09/15/25 (Call 06/15/25)	300	310,362
4.38%, 09/15/45 (Call 03/15/45)	3,030	3,355,634

Security	Par (000)	Value
Health Care - Products (continued)
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	$2,967	$3,148,847
6.00%, 03/01/20	3,056	3,275,940
Medtronic Global Holdings SCA
1.70%, 03/28/19	2,675	2,663,524
3.35%, 04/01/27 (Call 01/01/27)	2,226	2,269,051
Medtronic Inc.
2.50%, 03/15/20	3,336	3,361,954
2.75%, 04/01/23 (Call 01/01/23)	1,299	1,301,754
3.13%, 03/15/22 (Call 12/15/21)	882	902,224
3.15%, 03/15/22	4,250	4,356,845
3.50%, 03/15/25	18,800	19,427,732
3.63%, 03/15/24 (Call 12/15/23)	1,825	1,911,870
4.13%, 03/15/21 (Call 12/15/20)	1,825	1,916,396
4.38%, 03/15/35	5,152	5,652,156
4.45%, 03/15/20	550	576,697
4.50%, 03/15/42 (Call 09/15/41)	3,800	4,180,418
4.63%, 03/15/44 (Call 09/15/43)	2,561	2,892,778
4.63%, 03/15/45	9,035	10,303,966
5.55%, 03/15/40	590	727,635
6.50%, 03/15/39	693	944,843
Stryker Corp.
2.00%, 03/08/19	100	99,856
2.63%, 03/15/21 (Call 02/15/21)	4,655	4,676,134
3.38%, 05/15/24 (Call 02/15/24)	2,050	2,108,015
3.38%, 11/01/25 (Call 08/01/25)	1,920	1,960,666
3.50%, 03/15/26 (Call 12/15/25)	1,489	1,531,764
4.10%, 04/01/43 (Call 10/01/42)	2,950	3,011,714
4.38%, 01/15/20	370	385,625
4.38%, 05/15/44 (Call 11/15/43)	1,110	1,181,118
4.63%, 03/15/46 (Call 09/15/45)	3,066	3,420,031
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	2,335	2,341,445
2.95%, 09/19/26 (Call 06/19/26)	4,095	3,977,883
3.00%, 04/15/23 (Call 02/15/23)	680	682,360
3.15%, 01/15/23 (Call 10/15/22)	1,275	1,292,569
3.20%, 08/15/27 (Call 05/15/27)	1,900	1,865,781
3.60%, 08/15/21 (Call 05/15/21)	2,600	2,683,434
3.65%, 12/15/25 (Call 09/15/25)	1,675	1,717,880
4.10%, 08/15/47 (Call 02/15/47)	1,325	1,334,699
4.15%, 02/01/24 (Call 11/01/23)	1,767	1,869,998
4.50%, 03/01/21	2,845	3,016,212
4.70%, 05/01/20	200	210,334
5.30%, 02/01/44 (Call 08/01/43)	3,240	3,832,272
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	4,400	4,402,376
3.15%, 04/01/22 (Call 02/01/22)	350	351,365
3.38%, 11/30/21 (Call 08/30/21)	825	835,593
3.55%, 04/01/25 (Call 01/01/25)	2,550	2,547,807
4.25%, 08/15/35 (Call 02/15/35)	1,158	1,123,874
5.75%, 11/30/39	50	57,684

		238,701,376
Health Care - Services — 0.5%
Aetna Inc.
2.20%, 03/15/19 (Call 02/15/19)	2,650	2,647,430
2.75%, 11/15/22 (Call 08/15/22)	2,615	2,589,007
2.80%, 06/15/23 (Call 04/15/23)	3,710	3,656,131
3.50%, 11/15/24 (Call 08/15/24)	5,255	5,334,613
3.88%, 08/15/47 (Call 02/15/47)	795	753,310
4.13%, 06/01/21 (Call 03/01/21)	2,050	2,139,770

107

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health Care - Services (continued)
4.13%, 11/15/42 (Call 05/15/42)	$300	$294,042
4.50%, 05/15/42 (Call 11/15/41)	1,250	1,291,850
4.75%, 03/15/44 (Call 09/15/43)	3,625	3,869,252
6.63%, 06/15/36	2,301	3,016,565
6.75%, 12/15/37	305	409,219
AHS Hospital Corp. 5.02%, 07/01/45	381	454,624
Anthem Inc.
2.25%, 08/15/19	4,245	4,238,505
2.50%, 11/21/20	490	490,147
3.13%, 05/15/22	4,990	5,037,605
3.30%, 01/15/23	6,990	7,111,975
3.35%, 12/01/24 (Call 10/01/24)	935	940,666
3.50%, 08/15/24 (Call 05/15/24)	1,750	1,776,985
3.70%, 08/15/21 (Call 05/15/21)	450	464,607
4.35%, 08/15/20	1,900	1,992,929
4.38%, 12/01/47 (Call 06/01/47)	410	422,079
4.63%, 05/15/42	4,904	5,242,572
4.65%, 01/15/43	961	1,027,444
4.65%, 08/15/44 (Call 02/15/44)	2,290	2,448,239
4.85%, 08/15/54 (Call 02/15/54)	1,300	1,412,541
5.10%, 01/15/44	1,300	1,478,919
5.85%, 01/15/36	2,280	2,842,567
6.38%, 06/15/37	1,744	2,330,211
Ascension Health
3.95%, 11/15/46	525	540,787
4.85%, 11/15/53	4,080	4,729,046
Catholic Health Initiatives
2.95%, 11/01/22	1,000	995,390
4.35%, 11/01/42	3,035	2,824,948
Children’s Hospital Corp. (The) Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	1,500	1,597,950
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	7,620	7,366,330
3.25%, 04/15/25 (Call 01/15/25)	3,975	3,974,801
3.88%, 10/15/47 (Call 04/15/47)	2,075	2,009,077
4.38%, 12/15/20 (Call 09/15/20)	2,400	2,517,576
4.50%, 03/15/21 (Call 12/15/20)	4,000	4,218,080
7.88%, 05/15/27	21	28,183
Coventry Health Care Inc. 5.45%, 06/15/21 (Call 03/15/21)	2,105	2,283,799
Dignity Health
2.64%, 11/01/19	400	400,476
5.27%, 11/01/64	580	608,913
Duke University Health System Inc. Series 2017,
3.92%, 06/01/47 (Call 12/01/46)	1,036	1,064,096
Howard Hughes Medical Institute 3.50%, 09/01/23	5,186	5,442,085
Humana Inc.
2.63%, 10/01/19	215	215,948
3.15%, 12/01/22 (Call 09/01/22)	355	358,032
3.85%, 10/01/24 (Call 07/01/24)	2,225	2,307,770
3.95%, 03/15/27 (Call 12/15/26)	2,740	2,815,213
4.63%, 12/01/42 (Call 06/01/42)	4,485	4,844,787
4.80%, 03/15/47 (Call 09/15/46)	2,100	2,303,280
4.95%, 10/01/44 (Call 04/01/44)	2,270	2,524,013
8.15%, 06/15/38	30	43,938
Johns Hopkins Health System Corp. (The) 3.84%, 05/15/46	310	311,035

Security	Par (000)	Value
Health Care - Services (continued)
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	$2,000	$2,002,540
3.50%, 04/01/22	600	619,008
4.88%, 04/01/42	620	728,109
Laboratory Corp. of America Holdings
2.63%, 02/01/20	360	361,422
3.60%, 02/01/25 (Call 11/01/24)	936	953,222
3.60%, 09/01/27 (Call 06/01/27)	1,905	1,909,648
3.75%, 08/23/22 (Call 05/23/22)	600	622,986
4.00%, 11/01/23 (Call 08/01/23)	500	519,010
4.63%, 11/15/20 (Call 08/15/20)	2,600	2,738,606
4.70%, 02/01/45 (Call 08/01/44)	3,595	3,818,573
Magellan Health Inc. 4.40%, 09/22/24 (Call 07/22/24)	2,000	2,011,560
Mayo Clinic Series 2016, 4.13%, 11/15/52	2,005	2,103,185
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	1,050	1,099,770
Series 2015, 4.20%, 07/01/55	60	63,753
New York-Presbyterian Hospital (The)
4.02%, 08/01/45	2,500	2,628,775
4.06%, 08/01/56	250	256,315
Northwell Healthcare Inc.
4.26%, 11/01/47 (Call 11/01/46)	920	925,713
6.15%, 11/01/43	2,000	2,568,720
Providence St Joseph Health Obligated Group Series I, 3.74%, 10/01/47	1,740	1,697,527
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	150	150,063
2.70%, 04/01/19	3,750	3,769,387
3.45%, 06/01/26 (Call 03/01/26)	350	349,489
3.50%, 03/30/25 (Call 12/30/24)	25	25,300
4.25%, 04/01/24 (Call 01/01/24)	2,750	2,917,365
4.70%, 04/01/21	2,145	2,278,290
4.70%, 03/30/45 (Call 09/30/44)	690	722,258
RWJ Barnabas Health Inc. 3.95%, 07/01/46 (Call 07/01/45)	600	602,664
Texas Health Resources 4.33%, 11/15/55	25	26,021
UnitedHealth Group Inc.
1.63%, 03/15/19	350	348,359
1.70%, 02/15/19	2,065	2,058,165
1.95%, 10/15/20	2,055	2,036,813
2.13%, 03/15/21	6,595	6,545,472
2.30%, 12/15/19	5,160	5,177,905
2.38%, 10/15/22	1,415	1,398,699
2.70%, 07/15/20	2,903	2,937,401
2.75%, 02/15/23 (Call 11/15/22)	3,130	3,137,293
2.88%, 12/15/21	2,000	2,027,120
2.88%, 03/15/22 (Call 12/15/21)	1,146	1,160,279
2.88%, 03/15/23	3,000	3,027,150
2.95%, 10/15/27	525	519,099
3.10%, 03/15/26	6,450	6,475,929
3.35%, 07/15/22	2,600	2,678,338
3.38%, 11/15/21 (Call 08/15/21)	20	20,644
3.38%, 04/15/27	2,050	2,099,036
3.45%, 01/15/27	1,725	1,774,870
3.75%, 07/15/25	10,268	10,781,605
3.75%, 10/15/47 (Call 04/15/47)	300	298,809
3.88%, 10/15/20 (Call 07/15/20)	750	780,285
3.95%, 10/15/42 (Call 04/15/42)	1,400	1,431,808
4.20%, 01/15/47 (Call 07/15/46)	3,175	3,396,202
4.25%, 03/15/43 (Call 09/15/42)	1,965	2,097,205

108

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health Care - Services (continued)
4.25%, 04/15/47 (Call 10/15/46)	$2,052	$2,208,855
4.38%, 03/15/42 (Call 09/15/41)	55	59,505
4.63%, 07/15/35	815	930,991
4.63%, 11/15/41 (Call 05/15/41)	2,411	2,694,775
4.70%, 02/15/21 (Call 11/15/20)	540	575,991
4.75%, 07/15/45	5,268	6,032,966
5.70%, 10/15/40 (Call 04/15/40)	1,025	1,307,828
5.80%, 03/15/36	515	659,504
5.95%, 02/15/41 (Call 08/15/40)	1,135	1,489,199
6.50%, 06/15/37	1,781	2,454,663
6.63%, 11/15/37	825	1,156,650
6.88%, 02/15/38	4,236	6,055,701

		248,343,750
Holding Companies - Diversified — 0.0%
Ares Capital Corp.
3.63%, 01/19/22 (Call 12/19/21)	1,725	1,735,678
3.88%, 01/15/20 (Call 12/15/19)	1,500	1,527,795
FS Investment Corp.
4.00%, 07/15/19	250	253,315
4.75%, 05/15/22 (Call 04/15/22)	2,000	2,059,680
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	2,675	2,851,844
6.63%, 10/23/43 (Call 07/23/43)	2,010	2,213,311
Prospect Capital Corp.
5.00%, 07/15/19	1,600	1,637,408
5.88%, 03/15/23	1,550	1,607,366

		13,886,397
Home Builders — 0.0%
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)	2,700	2,736,801
4.75%, 02/15/23 (Call 11/15/22)	1,100	1,180,872
5.75%, 08/15/23 (Call 05/15/23)	2,500	2,813,100
NVR Inc. 3.95%, 09/15/22 (Call 06/15/22)	900	942,075

		7,672,848
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	1,000	990,530
3.80%, 11/15/24 (Call 08/15/24)	2,000	2,046,560
Whirlpool Corp.
3.70%, 03/01/23(d)	1,850	1,911,050
3.70%, 05/01/25	1,100	1,132,010
4.50%, 06/01/46 (Call 12/01/45)	1,140	1,197,650
4.70%, 06/01/22	500	536,880
4.85%, 06/15/21	2,160	2,315,801

		10,130,481
Household Products & Wares — 0.1%
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	500	501,315
2.45%, 08/01/22 (Call 07/01/22)	2,285	2,257,740
2.88%, 10/01/22	1,000	1,004,570
3.15%, 08/01/27 (Call 05/01/27)	1,450	1,423,015
3.95%, 08/01/47 (Call 02/01/47)	925	912,152
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	1,700	1,686,417
3.50%, 12/15/24 (Call 09/15/24)	1,100	1,134,892
3.80%, 11/15/21	1,800	1,881,918
Kimberly-Clark Corp.
1.40%, 02/15/19	772	766,743
1.85%, 03/01/20	565	561,412

Security	Par (000)	Value
Household Products & Wares (continued)
1.90%, 05/22/19	$3,775	$3,766,695
2.15%, 08/15/20	810	805,626
2.65%, 03/01/25	1,923	1,884,636
2.75%, 02/15/26	910	893,565
3.05%, 08/15/25	2,100	2,117,304
3.20%, 07/30/46 (Call 01/30/46)	2,160	1,989,166
3.70%, 06/01/43	50	49,474
3.88%, 03/01/21	750	784,185
3.90%, 05/04/47 (Call 11/04/46)	2,300	2,391,425
5.30%, 03/01/41	1,000	1,230,900
6.63%, 08/01/37	298	419,396
7.50%, 11/01/18	3,228	3,378,586

		31,841,132
Housewares — 0.1%
Newell Brands Inc.
2.60%, 03/29/19	129	129,475
2.88%, 12/01/19 (Call 11/01/19)	420	424,015
3.15%, 04/01/21 (Call 03/01/21)	387	391,807
3.85%, 04/01/23 (Call 02/01/23)	3,399	3,518,849
3.90%, 11/01/25 (Call 08/01/25)	850	875,627
4.00%, 06/15/22 (Call 03/15/22)	2,850	2,959,240
4.20%, 04/01/26 (Call 01/01/26)	2,885	3,012,546
5.38%, 04/01/36 (Call 10/01/35)	255	294,252
5.50%, 04/01/46 (Call 10/01/45)(d)	10,610	12,568,712
Tupperware Brands Corp. 4.75%, 06/01/21 (Call 03/01/21)	3,173	3,359,953

		27,534,476
Insurance — 0.8%
ACE Capital Trust II 9.70%, 04/01/30	500	751,425
Aflac Inc.
2.40%, 03/16/20	400	401,688
3.25%, 03/17/25	5,000	5,079,150
3.63%, 06/15/23	200	208,910
3.63%, 11/15/24	3,695	3,864,046
4.00%, 02/15/22	800	842,392
4.00%, 10/15/46 (Call 04/15/46)	855	876,973
6.45%, 08/15/40	50	65,587
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	860	914,017
4.95%, 06/27/22	1,770	1,916,503
5.63%, 09/15/20	500	538,525
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	1,000	1,008,690
5.50%, 11/15/20	825	880,308
Allstate Corp. (The)
3.28%, 12/15/26 (Call 09/15/26)	2,030	2,054,157
4.20%, 12/15/46 (Call 06/15/46)	735	781,834
4.50%, 06/15/43	2,396	2,653,666
5.35%, 06/01/33	1,015	1,186,342
5.55%, 05/09/35	3,859	4,678,150
5.75%, 08/15/53 (Call 08/15/23), (3 mo. LIBOR US + 2.938%)(e)	840	917,935
5.95%, 04/01/36	38	48,670
7.45%, 05/16/19	1,000	1,071,350
Alterra Finance LLC 6.25%, 09/30/20	1,400	1,529,626
American Financial Group Inc./OH
3.50%, 08/15/26 (Call 05/15/26)	1,600	1,583,744
4.50%, 06/15/47 (Call 12/15/46)	1,250	1,272,475

109

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Insurance (continued)
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	$7,060	$7,063,883
3.30%, 03/01/21 (Call 02/01/21)	2,830	2,891,949
3.38%, 08/15/20	3,600	3,691,620
3.75%, 07/10/25 (Call 04/10/25)	1,323	1,356,882
3.88%, 01/15/35 (Call 07/15/34)	5,970	5,847,973
3.90%, 04/01/26 (Call 01/01/26)	4,270	4,401,260
4.13%, 02/15/24	2,940	3,101,024
4.38%, 01/15/55 (Call 07/15/54)	2,498	2,461,179
4.50%, 07/16/44 (Call 01/16/44)	7,698	8,038,252
4.70%, 07/10/35 (Call 01/10/35)	1,050	1,132,729
4.80%, 07/10/45 (Call 01/10/45)	3,600	3,921,624
4.88%, 06/01/22	10,111	10,958,807
6.25%, 05/01/36	2,600	3,290,664
6.40%, 12/15/20	580	644,983
8.18%, 05/15/68 (Call 05/15/38), (3 mo. USD LIBOR + 4.195%)(e)	2,700	3,681,990
Aon Corp.
5.00%, 09/30/20	1,100	1,175,328
8.21%, 01/01/27	140	183,400
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	6,467	6,627,705
3.88%, 12/15/25 (Call 09/15/25)	1,600	1,671,184
4.00%, 11/27/23 (Call 08/27/23)	1,750	1,839,687
4.25%, 12/12/42	1,220	1,223,599
4.45%, 05/24/43 (Call 02/24/43)	25	25,748
4.60%, 06/14/44 (Call 03/14/44)	1,160	1,249,482
4.75%, 05/15/45 (Call 11/15/44)	580	637,200
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	580	602,533
5.03%, 12/15/46 (Call 06/15/46)	600	679,248
Arch Capital Group Ltd. 7.35%, 05/01/34	25	33,660
Arch Capital Group U.S. Inc. 5.14%, 11/01/43	912	1,040,382
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	750	799,312
6.00%, 12/15/20	675	734,366
Assurant Inc.
4.00%, 03/15/23	3,270	3,367,152
6.75%, 02/15/34	725	888,168
Assured Guaranty U.S. Holdings Inc. 5.00%, 07/01/24	765	830,071
AXA SA 8.60%, 12/15/30	2,780	3,996,973
AXIS Specialty Finance PLC
2.65%, 04/01/19	75	74,956
4.00%, 12/06/27	2,000	1,995,300
5.15%, 04/01/45	315	333,005
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18	750	748,598
1.30%, 08/15/19	1,462	1,445,494
1.70%, 03/15/19	5,550	5,536,902
2.90%, 10/15/20	150	153,204
3.00%, 05/15/22	3,725	3,812,835
4.25%, 01/15/21	7,900	8,376,291
4.30%, 05/15/43(d)	590	644,274
4.40%, 05/15/42	6,105	6,753,046
5.40%, 05/15/18(d)	8,000	8,129,040
5.75%, 01/15/40	1,480	1,908,993
Berkshire Hathaway Inc.
2.10%, 08/14/19	5,750	5,758,682
2.20%, 03/15/21 (Call 02/15/21)	760	758,662
2.75%, 03/15/23 (Call 01/15/23)	2,600	2,612,922

Security	Par (000)	Value
Insurance (continued)
3.13%, 03/15/26 (Call 12/15/25)	$3,554	$3,576,532
3.75%, 08/15/21	200	210,872
4.50%, 02/11/43	2,350	2,646,617
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(c)	3,850	3,750,516
4.70%, 06/22/47 (Call 12/22/46)(c)	2,635	2,579,428
Brown & Brown Inc. 4.20%, 09/15/24 (Call 06/15/24)	265	278,012
Chubb Corp. (The) 6.00%, 05/11/37	3,165	4,155,107
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	565	565,220
2.88%, 11/03/22 (Call 09/03/22)	920	929,973
3.15%, 03/15/25	1,775	1,787,833
3.35%, 05/03/26 (Call 02/03/26)	1,085	1,105,691
4.15%, 03/13/43	2,165	2,302,737
4.35%, 11/03/45 (Call 05/03/45)	6,675	7,338,028
5.90%, 06/15/19	2,000	2,114,900
6.70%, 05/15/36	15	20,921
Cincinnati Financial Corp. 6.92%, 05/15/28	125	161,054
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	1,155	1,135,769
3.95%, 05/15/24 (Call 02/15/24)	2,200	2,285,184
4.50%, 03/01/26 (Call 12/01/25)	3,560	3,810,019
5.75%, 08/15/21	150	164,720
Endurance Specialty Holdings Ltd. 7.00%, 07/15/34	220	270,021
Everest Reinsurance Holdings Inc. 4.87%, 06/01/44	86	89,662
Fidelity National Financial Inc. 5.50%, 09/01/22	3,600	3,958,668
First American Financial Corp. 4.60%, 11/15/24	1,000	1,041,200
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	501	522,072
5.13%, 04/15/22	2,485	2,721,796
5.50%, 03/30/20	126	134,646
5.95%, 10/15/36	1,025	1,289,276
6.00%, 01/15/19	1,250	1,300,400
6.10%, 10/01/41	1,230	1,583,846
6.63%, 03/30/40	815	1,110,951
8.13%, 06/15/68 (Call 06/15/18), (3 mo. USD LIBOR + 4.603%)(e)	500	515,235
Lincoln National Corp.
3.35%, 03/09/25	845	850,002
3.63%, 12/12/26 (Call 09/15/26)	2,805	2,849,487
4.20%, 03/15/22	4,310	4,550,800
4.85%, 06/24/21	350	374,759
6.15%, 04/07/36	15	18,403
6.30%, 10/09/37	40	49,710
7.00%, 06/15/40	1,185	1,607,701
8.75%, 07/01/19	1,425	1,562,954
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	1,900	1,885,997
3.75%, 04/01/26 (Call 01/01/26)	1,720	1,772,804
4.13%, 05/15/43 (Call 11/15/42)	1,775	1,800,844
Manulife Financial Corp.
4.15%, 03/04/26	3,630	3,837,636
5.38%, 03/04/46	3,350	4,108,239
Markel Corp.
3.50%, 11/01/27 (Call 08/01/27)	1,270	1,257,427
4.30%, 11/01/47 (Call 05/01/47)	975	971,743
4.90%, 07/01/22	1,558	1,682,048
5.00%, 03/30/43	10	10,904
5.00%, 04/05/46	1,360	1,510,729
5.35%, 06/01/21	1,900	2,053,767

110

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Insurance (continued)
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	$1,605	$1,609,462
2.35%, 03/06/20 (Call 02/06/20)	2,325	2,327,511
2.75%, 01/30/22 (Call 12/30/21)	875	877,791
3.30%, 03/14/23 (Call 01/14/23)	1,165	1,191,737
3.50%, 06/03/24 (Call 03/03/24)	1,370	1,413,306
3.50%, 03/10/25 (Call 12/10/24)	210	215,765
3.75%, 03/14/26 (Call 12/14/25)	345	359,528
4.35%, 01/30/47 (Call 07/30/46)	355	385,715
4.80%, 07/15/21 (Call 04/15/21)	10	10,740
5.88%, 08/01/33	65	81,177
Mercury General Corp. 4.40%, 03/15/27 (Call 12/15/26)	300	306,879
MetLife Inc.
3.00%, 03/01/25	1,697	1,692,707
3.05%, 12/15/22	625	635,225
3.60%, 04/10/24	5,921	6,171,695
3.60%, 11/13/25 (Call 08/13/25)	1,050	1,090,026
4.05%, 03/01/45	2,485	2,539,074
4.13%, 08/13/42	500	513,830
4.60%, 05/13/46 (Call 11/13/45)	930	1,030,645
4.72%, 12/15/44	2,893	3,258,531
4.75%, 02/08/21	4,350	4,662,939
4.88%, 11/13/43	2,125	2,435,080
5.70%, 06/15/35	860	1,076,299
5.88%, 02/06/41	5,150	6,575,777
6.40%, 12/15/66 (Call 12/15/31)	4,277	4,904,222
6.50%, 12/15/32	180	232,823
7.72%, 02/15/19	1,700	1,812,013
10.75%, 08/01/69 (Call 08/01/34)	1,365	2,284,969
Series D, 4.37%, 09/15/23	1,760	1,898,424
Montpelier Re Holdings Ltd. 4.70%, 10/15/22	2,020	2,140,352
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	1,500	1,511,670
4.88%, 10/01/24 (Call 09/01/24)	2,500	2,689,150
PartnerRe Finance B LLC 5.50%, 06/01/20	546	582,577
Primerica Inc. 4.75%, 07/15/22	2,650	2,860,966
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	630	622,138
3.30%, 09/15/22	528	538,032
3.40%, 05/15/25 (Call 02/15/25)	1,400	1,420,412
4.30%, 11/15/46 (Call 05/15/46)	505	527,705
4.35%, 05/15/43	150	156,689
4.63%, 09/15/42	15	16,285
6.05%, 10/15/36	2,160	2,747,909
Progressive Corp. (The)
2.45%, 01/15/27	3,170	3,010,961
3.70%, 01/26/45	100	98,299
3.75%, 08/23/21	1,505	1,569,775
4.13%, 04/15/47 (Call 10/15/46)	3,425	3,624,506
4.35%, 04/25/44	1,525	1,639,238
6.25%, 12/01/32	210	272,124
Protective Life Corp. 8.45%, 10/15/39	525	784,004
Prudential Financial Inc.
3.50%, 05/15/24	3,375	3,498,120
4.50%, 11/16/21	1,894	2,032,357
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(e)	500	506,675
4.60%, 05/15/44	1,905	2,113,750
5.10%, 08/15/43	1,125	1,327,129

Security	Par (000)	Value
Insurance (continued)
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(e)	$2,150	$2,278,720
5.38%, 06/21/20	863	927,708
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(e)	1,625	1,744,714
5.40%, 06/13/35	60	71,620
5.63%, 05/12/41	1,285	1,623,186
5.63%, 06/15/43 (Call 06/15/23), (3 mo. LIBOR US + 3.920%)(e)	5,635	6,092,393
5.70%, 12/14/36	168	209,021
5.80%, 11/16/41	2,125	2,748,390
5.88%, 09/15/42 (Call 09/15/22), (3 mo. LIBOR US + 4.175%)(e)	1,000	1,095,350
5.90%, 03/17/36	1,120	1,429,523
6.20%, 11/15/40	1,800	2,423,682
6.63%, 06/21/40	15	21,006
7.38%, 06/15/19	2,975	3,205,295
8.88%, 06/15/38 (Call 06/15/18), (3 mo. LIBOR US + 5.000%)(e)	600	621,096
Series B, 5.75%, 07/15/33	670	819,946
Series D, 6.63%, 12/01/37	255	352,711
Reinsurance Group of America Inc. 5.00%, 06/01/21	3,250	3,479,905
RenaissanceRe Finance Inc. 3.45%, 07/01/27 (Call 04/01/27)	1,000	981,190
Swiss Re America Holding Corp. 7.00%, 02/15/26	510	622,562
Transatlantic Holdings Inc. 8.00%, 11/30/39	1,600	2,165,760
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	950	942,333
3.90%, 11/01/20	2,908	3,029,729
4.00%, 05/30/47 (Call 11/30/46)	1,995	2,075,139
4.30%, 08/25/45 (Call 02/25/45)	2,675	2,899,700
4.60%, 08/01/43	295	334,651
5.35%, 11/01/40	4,270	5,276,567
6.25%, 06/15/37	1,325	1,771,406
Travelers Property Casualty Corp. 6.38%, 03/15/33	26	33,995
Trinity Acquisition PLC
3.50%, 09/15/21 (Call 08/15/21)	300	304,734
4.40%, 03/15/26 (Call 12/15/25)	300	317,604
4.63%, 08/15/23	1,750	1,861,702
6.13%, 08/15/43	1,000	1,243,290
Unum Group
3.00%, 05/15/21 (Call 04/15/21)	500	503,190
3.88%, 11/05/25(d)	75	76,632
4.00%, 03/15/24	4,060	4,216,675
5.75%, 08/15/42	290	349,291
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	2,000	1,981,340
3.65%, 06/15/26	1,775	1,780,644
4.80%, 06/15/46	1,385	1,482,559
5.70%, 07/15/43	700	833,021
Willis Towers Watson PLC 5.75%, 03/15/21	1,420	1,545,457
WR Berkley Corp.
4.63%, 03/15/22	1,600	1,711,744
4.75%, 08/01/44	380	401,675
5.38%, 09/15/20	1,000	1,067,780
6.25%, 02/15/37	35	42,557
7.38%, 09/15/19	200	216,142
XLIT Ltd.
2.30%, 12/15/18	225	225,002
4.45%, 03/31/25	1,605	1,637,967

111

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Insurance (continued)
5.25%, 12/15/43	$100	$111,637
5.50%, 03/31/45	3,920	4,129,289
5.75%, 10/01/21	1,350	1,488,334
6.25%, 05/15/27	375	442,800
6.38%, 11/15/24	690	800,359

		428,404,680
Internet — 0.2%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	4,480	4,493,888
2.80%, 06/06/23 (Call 05/06/23)	770	771,232
3.13%, 11/28/21 (Call 09/28/21)	750	761,250
3.40%, 12/06/27 (Call 09/06/27)	2,950	2,934,040
3.60%, 11/28/24 (Call 08/28/24)(d)	3,855	3,970,033
4.00%, 12/06/37 (Call 06/06/37)	655	664,570
4.20%, 12/06/47 (Call 06/06/47)	785	797,968
4.50%, 11/28/34 (Call 05/28/34)(d)	2,535	2,770,730
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	1,467	1,373,875
3.38%, 02/25/24	4,575	4,785,358
3.63%, 05/19/21	7,775	8,157,841
Amazon.com Inc.
1.90%, 08/21/20(c)	1,525	1,514,798
2.40%, 02/22/23 (Call 01/22/23)(c)	1,185	1,170,176
2.50%, 11/29/22 (Call 08/29/22)	4,095	4,088,857
2.60%, 12/05/19 (Call 11/05/19)	3,771	3,812,142
2.80%, 08/22/24 (Call 06/22/24)(c)	1,478	1,469,664
3.15%, 08/22/27 (Call 05/22/27)(c)	2,260	2,261,243
3.30%, 12/05/21 (Call 10/05/21)	2,000	2,068,820
3.80%, 12/05/24 (Call 09/05/24)	4,775	5,033,089
3.88%, 08/22/37 (Call 02/22/37)(c)	1,499	1,560,339
4.05%, 08/22/47 (Call 02/22/47)(c)	3,420	3,563,264
4.25%, 08/22/57 (Call 02/22/57)(c)	1,250	1,318,062
4.80%, 12/05/34 (Call 06/05/34)	3,260	3,768,853
4.95%, 12/05/44 (Call 06/05/44)	4,456	5,247,519
Baidu Inc.
2.75%, 06/09/19	3,309	3,317,306
3.50%, 11/28/22	650	662,772
4.13%, 06/30/25(d)	6,900	7,185,039
eBay Inc.
2.15%, 06/05/20	2,500	2,483,875
2.20%, 08/01/19 (Call 07/01/19)	1,775	1,773,917
2.60%, 07/15/22 (Call 04/15/22)	3,120	3,096,444
2.75%, 01/30/23 (Call 12/30/22)	2,050	2,031,878
2.88%, 08/01/21 (Call 06/01/21)	357	360,199
3.25%, 10/15/20 (Call 07/15/20)	1,630	1,666,088
3.45%, 08/01/24 (Call 05/01/24)	4,450	4,514,347
3.60%, 06/05/27 (Call 03/05/27)	2,210	2,194,839
3.80%, 03/09/22 (Call 02/09/22)	957	994,467
4.00%, 07/15/42 (Call 01/15/42)	3,488	3,186,393
Expedia Inc.
3.80%, 02/15/28 (Call 11/15/27)(c)	1,476	1,415,145
4.50%, 08/15/24 (Call 05/15/24)	1,040	1,089,327
5.00%, 02/15/26 (Call 11/15/25)	1,250	1,341,025
5.95%, 08/15/20	2,600	2,812,316
JD.com Inc.
3.13%, 04/29/21	500	498,620
3.88%, 04/29/26(d)	410	410,800
Priceline Group Inc. (The)
2.75%, 03/15/23 (Call 02/15/23)	1,665	1,648,533
3.55%, 03/15/28 (Call 12/15/27)	1,900	1,882,634

Security	Par (000)	Value
Internet (continued)
3.60%, 06/01/26 (Call 03/01/26)	$1,620	$1,624,876
3.65%, 03/15/25 (Call 12/15/24)	1,155	1,171,759

		115,720,210
Iron & Steel — 0.1%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	2,450	2,576,151
5.20%, 08/01/43 (Call 02/01/43)	1,335	1,576,488
6.40%, 12/01/37	425	559,844
Reliance Steel & Aluminum Co. 4.50%, 04/15/23 (Call 01/15/23)	2,920	3,086,498
Vale Overseas Ltd.
4.38%, 01/11/22	4,545	4,733,481
5.88%, 06/10/21	2,450	2,685,445
6.25%, 08/10/26	1,045	1,211,552
6.88%, 11/21/36	5,922	7,239,645
6.88%, 11/10/39	5,745	7,025,790
8.25%, 01/17/34	1,615	2,139,164
Vale SA 5.63%, 09/11/42	3,870	4,206,768

		37,040,826
Leisure Time — 0.0%
Carnival Corp. 3.95%, 10/15/20	4,650	4,847,299
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	2,375	2,440,550
4.63%, 07/28/45 (Call 01/28/45)(d)	2,305	2,472,527
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	315	315,520
3.70%, 03/15/28 (Call 12/15/27)	1,335	1,326,136
5.25%, 11/15/22(d)	1,324	1,459,366

		12,861,398
Lodging — 0.1%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	1,865	1,896,313
5.38%, 08/15/21 (Call 05/15/21)	1,175	1,271,409
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	185	181,526
2.88%, 03/01/21 (Call 02/01/21)	765	770,263
3.00%, 03/01/19 (Call 12/01/18)	2,866	2,888,011
3.13%, 02/15/23 (Call 11/15/22)	1,350	1,354,320
3.25%, 09/15/22 (Call 06/15/22)	1,740	1,763,873
3.38%, 10/15/20 (Call 07/15/20)	100	102,236
3.75%, 03/15/25 (Call 12/15/24)	1,000	1,028,230
3.75%, 10/01/25 (Call 07/01/25)	1,625	1,674,189
4.50%, 10/01/34 (Call 04/01/34)	840	884,092
6.75%, 05/15/18	900	919,206
Series N, 3.13%, 10/15/21 (Call 07/15/21)	1,675	1,695,736
Series R, 3.13%, 06/15/26 (Call 03/15/26)	665	653,602
Wyndham Worldwide Corp.
3.90%, 03/01/23 (Call 12/01/22)	975	970,807
4.15%, 04/01/24 (Call 02/01/24)	250	250,577
4.25%, 03/01/22 (Call 12/01/21)	2,725	2,784,950
4.50%, 04/01/27 (Call 01/01/27)	500	506,400
5.10%, 10/01/25 (Call 07/01/25)	2,430	2,566,615
5.63%, 03/01/21	725	773,285

		24,935,640
Machinery — 0.2%
Caterpillar Financial Services Corp.
1.35%, 05/18/19	300	297,300
1.70%, 08/09/21	1,575	1,538,791
1.90%, 03/22/19	2,000	1,998,120

112

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Machinery (continued)
1.93%, 10/01/21	$100	$98,056
2.00%, 03/05/20	1,900	1,893,597
2.10%, 06/09/19	3,700	3,704,847
2.10%, 01/10/20	1,525	1,522,240
2.25%, 12/01/19	800	801,880
2.40%, 06/06/22	2,100	2,092,755
2.40%, 08/09/26	1,175	1,126,143
2.50%, 11/13/20	1,000	1,004,930
2.55%, 11/29/22	3,000	2,989,080
2.63%, 03/01/23	750	748,838
2.85%, 06/01/22	600	608,274
3.25%, 12/01/24	1,408	1,443,904
3.30%, 06/09/24	3,350	3,446,748
3.75%, 11/24/23	1,263	1,331,909
7.15%, 02/15/19	5,080	5,386,934
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	4,660	4,668,947
3.40%, 05/15/24 (Call 02/15/24)	5,703	5,918,916
3.80%, 08/15/42	2,218	2,307,274
3.90%, 05/27/21	2,090	2,197,948
4.30%, 05/15/44 (Call 11/15/43)(d)	1,645	1,839,768
4.75%, 05/15/64 (Call 11/15/63)	5	5,719
5.20%, 05/27/41	2,336	2,887,436
5.30%, 09/15/35	225	273,582
6.05%, 08/15/36	405	535,548
CNH Industrial Capital LLC
3.88%, 10/15/21	100	102,703
4.38%, 11/06/20	200	208,110
CNH Industrial NV 3.85%, 11/15/27 (Call 08/15/27)	1,500	1,494,525
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	2,000	2,088,180
4.88%, 10/01/43 (Call 04/01/43)	350	410,165
7.13%, 03/01/28	18	23,709
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	4,108	4,119,461
3.90%, 06/09/42 (Call 12/09/41)	2,742	2,898,815
4.38%, 10/16/19	1,961	2,041,538
5.38%, 10/16/29	335	405,239
7.13%, 03/03/31	25	34,659
Flowserve Corp. 4.00%, 11/15/23 (Call 08/15/23)	2,000	2,052,840
John Deere Capital Corp.
1.25%, 10/09/19	2,100	2,067,639
1.70%, 01/15/20	350	346,805
1.95%, 12/13/18	150	149,961
1.95%, 01/08/19	2,558	2,557,974
2.05%, 03/10/20	2,450	2,443,654
2.15%, 09/08/22	1,120	1,099,101
2.20%, 03/13/20	1,205	1,205,398
2.30%, 09/16/19	2,250	2,260,530
2.38%, 07/14/20	570	571,117
2.55%, 01/08/21	100	100,699
2.65%, 01/06/22	3,135	3,161,553
2.65%, 06/24/24	3,295	3,260,699
2.65%, 06/10/26	2,525	2,461,143
2.80%, 03/04/21	4,819	4,885,213
2.80%, 03/06/23	3,700	3,726,899
2.80%, 09/08/27	1,475	1,441,989
3.15%, 10/15/21	4,865	4,993,825
3.35%, 06/12/24	2,705	2,787,692

Security	Par (000)	Value
Machinery (continued)
3.90%, 07/12/21	$3,360	$3,531,730
Series 0014, 2.45%, 09/11/20	835	839,200
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	1,670	1,658,611
2.88%, 03/01/25 (Call 12/01/24)	910	898,507
Roper Technologies Inc.
2.80%, 12/15/21 (Call 11/15/21)	325	325,543
3.00%, 12/15/20 (Call 11/15/20)	2,050	2,077,900
3.13%, 11/15/22 (Call 08/15/22)	1,765	1,782,968
3.80%, 12/15/26 (Call 09/15/26)	740	758,929
3.85%, 12/15/25 (Call 09/15/25)	850	877,676
6.25%, 09/01/19	375	400,133
Wabtec Corp./DE 3.45%, 11/15/26 (Call 08/15/26)	950	927,001
Xylem Inc./NY
3.25%, 11/01/26 (Call 08/01/26)	220	218,170
4.38%, 11/01/46 (Call 05/01/46)	60	62,961
4.88%, 10/01/21	557	601,560

		123,032,208
Manufacturing — 0.4%
3M Co.
1.63%, 06/15/19	950	945,810
1.63%, 09/19/21 (Call 08/19/21)	1,260	1,231,096
2.00%, 08/07/20	1,550	1,549,039
2.00%, 06/26/22	7,436	7,308,547
2.25%, 03/15/23 (Call 02/15/23)	2,575	2,550,692
2.25%, 09/19/26 (Call 06/19/26)	1,100	1,040,853
2.88%, 10/15/27 (Call 07/15/27)	1,800	1,784,448
3.00%, 08/07/25	1,625	1,643,769
3.13%, 09/19/46 (Call 03/19/46)	1,760	1,615,134
3.63%, 10/15/47 (Call 04/15/47)	200	201,612
3.88%, 06/15/44	2,175	2,266,546
5.70%, 03/15/37	775	1,019,667
Carlisle Companies Inc. 3.75%, 11/15/22 (Call 08/15/22)	1,990	2,046,576
Crane Co.
2.75%, 12/15/18	200	201,094
4.45%, 12/15/23 (Call 09/15/23)	1,000	1,056,500
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)	1,000	1,013,290
4.30%, 03/01/21 (Call 12/01/20)	2,250	2,371,635
5.38%, 03/01/41 (Call 12/01/40)	1,160	1,413,100
Eaton Corp.
2.75%, 11/02/22	5,385	5,390,277
3.10%, 09/15/27 (Call 06/15/27)	1,080	1,059,923
3.92%, 09/15/47 (Call 03/15/47)	1,225	1,196,163
4.00%, 11/02/32	3,615	3,750,237
4.15%, 11/02/42	2,599	2,653,527
General Electric Co.
2.10%, 12/11/19	2,500	2,500,075
2.20%, 01/09/20 (Call 12/09/19)	2,758	2,753,449
2.30%, 01/14/19	3,000	3,007,170
2.70%, 10/09/22	10,125	10,133,404
3.10%, 01/09/23	2,760	2,802,946
3.15%, 09/07/22	1,241	1,265,733
3.38%, 03/11/24	5,620	5,784,104
3.45%, 05/15/24 (Call 02/13/24)	1,099	1,137,014
4.13%, 10/09/42	3,746	3,823,842
4.38%, 09/16/20	1,975	2,073,533
4.50%, 03/11/44	6,346	6,877,922
4.63%, 01/07/21	4,501	4,783,888

113

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Manufacturing (continued)
4.65%, 10/17/21	$5,413	$5,802,249
5.30%, 02/11/21	1,944	2,101,056
5.50%, 01/08/20	1,332	1,418,620
5.88%, 01/14/38	15,745	19,884,833
6.00%, 08/07/19	649	689,783
6.15%, 08/07/37	2,997	3,897,838
6.88%, 01/10/39	1,402	1,991,387
Series A, 5.55%, 05/04/20	304	326,371
Series A, 6.75%, 03/15/32	15,203	20,624,542
Hexcel Corp. 3.95%, 02/15/27 (Call 11/15/26)	2,500	2,543,125
Illinois Tool Works Inc.
1.95%, 03/01/19	250	249,830
2.65%, 11/15/26 (Call 08/15/26)	6,850	6,673,886
3.38%, 09/15/21 (Call 06/15/21)	1,350	1,391,850
3.50%, 03/01/24 (Call 12/01/23)	3,299	3,444,453
3.90%, 09/01/42 (Call 03/01/42)	628	653,208
4.88%, 09/15/41 (Call 03/15/41)	1,760	2,086,251
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19	25	25,149
4.25%, 06/15/23	4,424	4,716,692
5.75%, 06/15/43	125	156,159
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	205	205,285
3.55%, 11/01/24 (Call 08/01/24)	820	844,559
4.65%, 11/01/44 (Call 05/01/44)	250	273,163
Pall Corp. 5.00%, 06/15/20	750	800,228
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)(c)	1,140	1,147,421
3.30%, 11/21/24 (Call 08/21/24)	287	294,496
4.10%, 03/01/47 (Call 09/01/46)(c)	1,415	1,491,622
4.20%, 11/21/34 (Call 05/21/34)	4,500	4,800,555
4.45%, 11/21/44 (Call 05/21/44)	95	104,006
Pentair Finance Sarl
2.65%, 12/01/19	1,635	1,629,000
2.90%, 09/15/18	540	542,846
Textron Inc.
3.65%, 03/01/21	1,280	1,320,000
3.65%, 03/15/27 (Call 12/15/26)	1,630	1,649,381
3.88%, 03/01/25 (Call 12/01/24)	130	134,757
4.00%, 03/15/26 (Call 12/15/25)	2,450	2,553,659
5.95%, 09/21/21 (Call 06/21/21)	1,115	1,232,922
Trinity Industries Inc. 4.55%, 10/01/24 (Call 07/01/24)	1,350	1,382,778

		191,336,575
Media — 1.0%
21st Century Fox America Inc.
3.00%, 09/15/22	4,471	4,516,336
3.38%, 11/15/26 (Call 08/15/26)	1,835	1,835,202
3.70%, 10/15/25 (Call 07/15/25)	2,720	2,797,710
4.00%, 10/01/23	1,075	1,128,707
4.75%, 09/15/44 (Call 03/15/44)	1,200	1,265,724
4.75%, 11/15/46 (Call 05/15/46)	1,980	2,091,850
4.95%, 10/15/45 (Call 04/15/45)	826	892,311
5.40%, 10/01/43	2,370	2,718,082
6.15%, 03/01/37	1,000	1,237,280
6.15%, 02/15/41	2,321	2,864,044
6.20%, 12/15/34	4,897	6,032,810
6.40%, 12/15/35	2,116	2,674,243
6.55%, 03/15/33	2,125	2,686,956
6.65%, 11/15/37	3,400	4,429,690
6.90%, 03/01/19	3,600	3,802,644

Security	Par (000)	Value
Media (continued)
6.90%, 08/15/39	$625	$829,200
7.70%, 10/30/25	10	12,647
7.75%, 12/01/45	1,421	2,111,521
7.85%, 03/01/39	2,490	3,586,920
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	950	950,874
2.50%, 02/15/23 (Call 01/15/23)	3,025	2,953,973
2.90%, 01/15/27 (Call 10/15/26)	5,490	5,123,542
3.38%, 03/01/22 (Call 12/01/21)	2,525	2,570,551
3.38%, 02/15/28 (Call 11/15/27)	5,725	5,486,496
3.50%, 01/15/25 (Call 10/15/24)	1,805	1,808,953
3.70%, 08/15/24 (Call 05/15/24)	3,650	3,754,171
4.00%, 01/15/26 (Call 10/15/25)	1,690	1,719,355
4.30%, 02/15/21 (Call 11/15/20)	850	890,834
4.60%, 01/15/45 (Call 07/15/44)	1,950	1,937,715
4.85%, 07/01/42 (Call 01/01/42)	1,015	1,041,603
4.90%, 08/15/44 (Call 02/15/44)	2,324	2,386,771
5.50%, 05/15/33	1,330	1,464,330
5.90%, 10/15/40 (Call 04/15/40)	750	876,225
7.88%, 07/30/30	1,818	2,453,191
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	2,907	2,953,919
3.75%, 02/15/28 (Call 11/15/27)	6,400	6,072,000
4.20%, 03/15/28 (Call 12/15/27)	1,050	1,031,625
4.46%, 07/23/22 (Call 05/23/22)	4,861	5,075,176
4.91%, 07/23/25 (Call 04/23/25)	6,626	6,994,803
5.38%, 05/01/47 (Call 11/01/46)	2,870	2,923,812
6.38%, 10/23/35 (Call 04/23/35)	5,361	6,157,859
6.48%, 10/23/45 (Call 04/23/45)	9,340	10,724,188
6.83%, 10/23/55 (Call 04/23/55)	4,555	5,363,011
Comcast Cable Communications Holdings Inc. 9.46%, 11/15/22	2,630	3,451,217
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	1,345	1,301,973
2.35%, 01/15/27 (Call 10/15/26)(d)	7,485	6,998,700
2.75%, 03/01/23 (Call 02/01/23)	3,705	3,707,297
2.85%, 01/15/23	1,390	1,401,287
3.00%, 02/01/24 (Call 01/01/24)	920	927,774
3.13%, 07/15/22	6,960	7,141,795
3.15%, 03/01/26 (Call 12/01/25)	5,103	5,118,564
3.15%, 02/15/28 (Call 11/15/27)	2,155	2,134,484
3.20%, 07/15/36 (Call 01/15/36)	3,231	3,049,644
3.30%, 02/01/27 (Call 11/01/26)	1,525	1,536,422
3.38%, 02/15/25 (Call 11/15/24)	1,630	1,666,137
3.38%, 08/15/25 (Call 05/15/25)	2,550	2,607,171
3.40%, 07/15/46 (Call 01/15/46)	3,882	3,533,940
3.60%, 03/01/24	6,630	6,896,128
3.97%, 11/01/47 (Call 05/01/47)(c)	6,500	6,515,470
4.00%, 08/15/47 (Call 02/15/47)	1,150	1,153,036
4.00%, 11/01/49 (Call 05/01/49)(c)	7,885	7,843,367
4.05%, 11/01/52 (Call 05/01/52)(c)	4,844	4,788,536
4.20%, 08/15/34 (Call 02/15/34)	3,136	3,326,732
4.25%, 01/15/33	8,031	8,581,204
4.40%, 08/15/35 (Call 02/15/35)	2,604	2,811,409
4.50%, 01/15/43	61	65,474
4.60%, 08/15/45 (Call 02/15/45)	6,758	7,350,541
4.65%, 07/15/42	6,729	7,385,818
4.75%, 03/01/44	3,256	3,618,002
5.15%, 03/01/20	4,404	4,685,239

114

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Media (continued)
5.65%, 06/15/35	$1,555	$1,908,560
6.40%, 05/15/38	135	179,620
6.50%, 11/15/35	2,600	3,460,340
7.05%, 03/15/33	945	1,296,285
Discovery Communications LLC
2.20%, 09/20/19	100	99,623
2.95%, 03/20/23 (Call 02/20/23)	300	294,810
3.25%, 04/01/23	116	115,121
3.30%, 05/15/22	2,400	2,411,136
3.45%, 03/15/25 (Call 12/15/24)	336	329,139
3.95%, 03/20/28 (Call 12/20/27)	1,676	1,644,709
4.38%, 06/15/21	2,750	2,881,230
4.88%, 04/01/43	5,463	5,225,305
4.90%, 03/11/26 (Call 12/11/25)	1,385	1,466,313
4.95%, 05/15/42	3,767	3,650,072
5.00%, 09/20/37 (Call 03/20/37)	835	840,595
5.05%, 06/01/20	227	239,905
5.20%, 09/20/47 (Call 03/20/47)	1,050	1,042,409
6.35%, 06/01/40	1,250	1,432,688
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/29/25)	499	529,728
6.13%, 01/31/46 (Call 07/31/45)	3,150	3,673,876
6.63%, 03/18/25	300	355,821
6.63%, 01/15/40	2,520	3,053,711
Historic TW Inc.
6.63%, 05/15/29	3,459	4,272,453
9.15%, 02/01/23	1,850	2,374,938
NBCUniversal Media LLC
2.88%, 01/15/23	2,613	2,634,975
4.38%, 04/01/21	3,300	3,509,583
4.45%, 01/15/43	4,411	4,699,303
5.15%, 04/30/20	6,377	6,815,483
5.95%, 04/01/41	5,138	6,574,431
RELX Capital Inc. 8.63%, 01/15/19	200	213,376
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	2,300	2,307,613
2.80%, 06/15/20 (Call 05/15/20)	2,325	2,329,255
3.90%, 11/15/24 (Call 08/15/24)	1,050	1,065,992
TCI Communications Inc.
7.13%, 02/15/28	1,150	1,504,085
7.88%, 02/15/26	2,040	2,705,652
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	200	199,018
3.85%, 09/29/24 (Call 06/29/24)	2,750	2,848,532
3.95%, 09/30/21 (Call 06/30/21)	2,200	2,281,686
4.30%, 11/23/23 (Call 08/23/23)	1,948	2,062,133
4.50%, 05/23/43 (Call 11/23/42)	1,400	1,410,738
4.70%, 10/15/19	700	729,155
5.65%, 11/23/43 (Call 05/23/43)	870	1,028,314
5.85%, 04/15/40	1,000	1,193,460
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	2,735	2,801,925
4.13%, 02/15/21 (Call 11/15/20)	1,675	1,723,910
4.50%, 09/15/42 (Call 03/15/42)	4,876	4,473,194
5.00%, 02/01/20	1,820	1,903,429
5.50%, 09/01/41 (Call 03/01/41)	3,205	3,277,625
5.88%, 11/15/40 (Call 05/15/40)	3,110	3,344,090
6.55%, 05/01/37	6,023	6,959,336
6.75%, 06/15/39	5,215	6,126,060
7.30%, 07/01/38	2,661	3,284,339

Security	Par (000)	Value
Media (continued)
8.25%, 04/01/19	$5,403	$5,803,038
8.75%, 02/14/19	650	697,756
Time Warner Companies Inc. 6.95%, 01/15/28	940	1,177,980
Time Warner Entertainment Co. LP
8.38%, 03/15/23	4,550	5,531,071
8.38%, 07/15/33	2,610	3,548,556
Time Warner Inc.
2.10%, 06/01/19	1,876	1,870,616
2.95%, 07/15/26 (Call 04/15/26)	3,670	3,466,902
3.40%, 06/15/22	3,413	3,483,308
3.55%, 06/01/24 (Call 03/01/24)	2,257	2,294,331
3.60%, 07/15/25 (Call 04/15/25)	3,920	3,934,073
3.80%, 02/15/27 (Call 11/15/26)	2,575	2,573,815
3.88%, 01/15/26 (Call 10/15/25)	2,530	2,556,717
4.00%, 01/15/22	8,052	8,393,968
4.05%, 12/15/23	1,150	1,204,200
4.65%, 06/01/44 (Call 12/01/43)	3,225	3,208,714
4.70%, 01/15/21	1,980	2,100,206
4.75%, 03/29/21	1,587	1,692,599
4.85%, 07/15/45 (Call 01/15/45)	3,375	3,461,400
4.88%, 03/15/20	1,885	1,983,454
4.90%, 06/15/42	1,545	1,592,292
5.35%, 12/15/43	1,370	1,490,670
5.38%, 10/15/41	325	354,377
6.10%, 07/15/40	752	891,488
6.20%, 03/15/40	955	1,140,471
6.25%, 03/29/41	4,090	4,939,411
6.50%, 11/15/36	4,077	5,018,869
7.63%, 04/15/31	2,408	3,272,328
7.70%, 05/01/32	275	381,675
Viacom Inc.
3.13%, 06/15/22 (Call 03/15/22)	4,255	4,173,644
3.45%, 10/04/26 (Call 07/04/26)	1,315	1,250,736
3.88%, 12/15/21	1,630	1,659,796
3.88%, 04/01/24 (Call 01/01/24)	2,070	2,054,951
4.25%, 09/01/23 (Call 06/01/23)	1,485	1,500,563
4.38%, 03/15/43	4,938	4,115,082
4.50%, 03/01/21	1,750	1,822,258
4.85%, 12/15/34 (Call 06/15/34)	2,246	2,113,351
5.25%, 04/01/44 (Call 10/01/43)	3,908	3,698,023
5.85%, 09/01/43 (Call 03/01/43)	1,631	1,629,271
6.88%, 04/30/36	4,856	5,385,110
Walt Disney Co. (The)
0.88%, 07/12/19	1,385	1,361,123
1.65%, 01/08/19	300	299,139
1.85%, 05/30/19	846	843,919
1.85%, 07/30/26	2,551	2,325,900
1.95%, 03/04/20	250	249,240
2.15%, 09/17/20	1,750	1,747,708
2.30%, 02/12/21	790	790,766
2.35%, 12/01/22	2,653	2,627,558
2.45%, 03/04/22	860	859,708
2.75%, 08/16/21	1,260	1,278,157
2.95%, 06/15/27(d)	2,200	2,177,670
3.00%, 02/13/26	3,325	3,327,627
3.00%, 07/30/46	1,685	1,480,643
3.15%, 09/17/25	1,300	1,324,427
3.70%, 12/01/42	4,300	4,273,856
3.75%, 06/01/21	4,500	4,714,785
4.13%, 06/01/44	2,275	2,417,574

115

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Media (continued)
4.38%, 08/16/41	$3,050	$3,337,859
5.50%, 03/15/19	475	495,976
7.00%, 03/01/32	1,300	1,820,858
Series E, 4.13%, 12/01/41	2,281	2,409,261

		510,242,118
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	150	150,492
2.50%, 01/15/23 (Call 10/15/22)	1,640	1,631,948
3.25%, 06/15/25 (Call 03/15/25)	2,050	2,090,815
3.90%, 01/15/43 (Call 07/15/42)	1,440	1,477,570
4.20%, 06/15/35 (Call 12/15/34)	2,100	2,219,091
4.38%, 06/15/45 (Call 12/15/44)	30	32,978
Timken Co. (The) 3.88%, 09/01/24 (Call 06/01/24)	500	502,580

		8,105,474
Mining — 0.2%
Barrick Gold Corp.
3.85%, 04/01/22	1,550	1,630,414
5.25%, 04/01/42	2,580	2,962,640
6.45%, 10/15/35	195	245,168
Barrick North America Finance LLC
4.40%, 05/30/21	2,900	3,082,961
5.70%, 05/30/41	4,724	5,673,713
5.75%, 05/01/43	3,983	4,914,823
7.50%, 09/15/38	1,960	2,655,526
Barrick PD Australia Finance Pty Ltd. 5.95%, 10/15/39 .	2,694	3,302,197
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	5,710	5,799,076
4.13%, 02/24/42	3,395	3,537,522
5.00%, 09/30/43	7,259	8,616,796
Goldcorp Inc.
3.63%, 06/09/21 (Call 04/09/21)	510	522,913
3.70%, 03/15/23 (Call 12/15/22)	2,300	2,366,585
5.45%, 06/09/44 (Call 12/09/43)	1,075	1,229,574
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	2,325	2,375,104
4.88%, 03/15/42 (Call 09/15/41)	880	954,923
5.88%, 04/01/35	900	1,085,850
6.25%, 10/01/39	6,879	8,702,760
Rio Tinto Alcan Inc.
5.75%, 06/01/35	220	267,201
6.13%, 12/15/33	285	359,126
7.25%, 03/15/31	1,261	1,674,192
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	6,424	6,750,596
5.20%, 11/02/40	5,530	6,629,253
7.13%, 07/15/28	1,245	1,642,105
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	371	373,994
4.13%, 08/21/42 (Call 02/21/42)	2,250	2,359,080
4.75%, 03/22/42 (Call 09/22/41)	875	994,079
Southern Copper Corp.
3.50%, 11/08/22	2,200	2,267,254
3.88%, 04/23/25	200	208,754
5.25%, 11/08/42	2,620	2,923,894
5.88%, 04/23/45	2,225	2,692,962
6.75%, 04/16/40	3,775	4,887,870
7.50%, 07/27/35	2,925	3,971,857
Vale Canada Ltd. 7.20%, 09/15/32	250	281,628

Security	Par (000)	Value
Mining (continued)
Yamana Gold Inc. 4.95%, 07/15/24 (Call 04/15/24)	$161	$166,733

		98,109,123
Office & Business Equipment — 0.0%
Pitney Bowes Inc.
3.63%, 09/15/20	1,025	1,015,662
3.63%, 10/01/21 (Call 09/01/21)	2,100	1,961,232
4.13%, 05/15/22 (Call 04/15/22)	1,975	1,829,600
4.63%, 03/15/24 (Call 12/15/23)(d)	4,180	3,794,604
4.70%, 04/01/23 (Call 03/01/23)	425	394,970
6.25%, 03/15/19	825	855,443
Xerox Corp.
3.63%, 03/15/23 (Call 02/15/23)	1,075	1,044,578
3.80%, 05/15/24(d)	650	630,656
4.07%, 03/17/22	2,947	2,968,395
4.50%, 05/15/21	3,020	3,131,076
4.80%, 03/01/35	990	927,194
6.75%, 12/15/39	2,760	2,861,706

		21,415,116
Oil & Gas — 1.7%
Anadarko Finance Co. 7.50%, 05/01/31	225	287,462
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	3,650	3,626,494
4.50%, 07/15/44 (Call 01/15/44)	4,520	4,397,644
4.85%, 03/15/21 (Call 02/15/21)	1,400	1,481,620
5.55%, 03/15/26 (Call 12/15/25)(d)	350	388,969
6.20%, 03/15/40	409	486,047
6.45%, 09/15/36	6,196	7,466,056
6.60%, 03/15/46 (Call 09/15/45)	5,350	6,719,439
6.95%, 06/15/19	500	533,175
8.70%, 03/15/19	1,050	1,131,081
Andeavor
4.75%, 12/15/23 (Call 10/15/23)(c)	1,000	1,069,090
5.13%, 12/15/26 (Call 09/15/26)(c)	375	410,156
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	100	97,347
3.25%, 04/15/22 (Call 01/15/22)	5,500	5,540,920
3.63%, 02/01/21 (Call 11/01/20)	1,805	1,848,302
4.25%, 01/15/44 (Call 07/15/43)	800	758,408
4.75%, 04/15/43 (Call 10/15/42)	7,905	8,009,346
5.10%, 09/01/40 (Call 03/01/40)	2,413	2,543,350
5.25%, 02/01/42 (Call 08/01/41)	170	181,767
6.00%, 01/15/37	1,105	1,291,148
Apache Finance Canada Corp. 7.75%, 12/15/29	1,550	2,013,868
BP Capital Markets PLC
1.38%, 05/10/18	2,494	2,490,758
1.68%, 05/03/19	66	65,722
2.11%, 09/16/21 (Call 08/16/21)	3,015	2,979,182
2.24%, 05/10/19	2,620	2,627,153
2.32%, 02/13/20	8,350	8,376,469
2.50%, 11/06/22	3,000	2,976,360
2.52%, 01/15/20	1,123	1,131,153
2.75%, 05/10/23	2,450	2,452,254
3.02%, 01/16/27 (Call 10/16/26)	2,450	2,418,370
3.06%, 03/17/22	3,915	3,993,966
3.12%, 05/04/26 (Call 02/04/26)	2,030	2,033,938
3.22%, 11/28/23 (Call 09/28/23)	2,500	2,555,300
3.22%, 04/14/24 (Call 02/14/24)	3,475	3,539,253
3.25%, 05/06/22	2,975	3,057,586
3.28%, 09/19/27 (Call 06/19/27)	1,575	1,576,969

116

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas (continued)
3.51%, 03/17/25	$2,030	$2,095,569
3.54%, 11/04/24	3,579	3,710,385
3.56%, 11/01/21	3,720	3,868,800
3.59%, 04/14/27 (Call 01/14/27)	3,050	3,139,975
3.72%, 11/28/28 (Call 08/28/28)	3,725	3,875,825
3.81%, 02/10/24	724	762,864
3.99%, 09/26/23	3,120	3,317,246
4.50%, 10/01/20	3,229	3,428,714
4.74%, 03/11/21	5,016	5,384,275
4.75%, 03/10/19	6,095	6,300,401
Burlington Resources Finance Co.
7.20%, 08/15/31	985	1,327,682
7.40%, 12/01/31	1,634	2,268,482
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	270	268,188
3.45%, 11/15/21 (Call 08/15/21)	725	744,474
3.80%, 04/15/24 (Call 01/15/24)	2,230	2,286,330
3.85%, 06/01/27 (Call 03/01/27)	2,355	2,380,057
3.90%, 02/01/25 (Call 11/01/24)	2,790	2,862,512
4.95%, 06/01/47 (Call 12/01/46)	970	1,047,581
5.85%, 02/01/35	1,000	1,161,740
6.25%, 03/15/38	4,140	5,103,337
6.45%, 06/30/33	800	965,280
6.50%, 02/15/37	1,430	1,771,212
6.75%, 02/01/39	175	222,770
7.20%, 01/15/32	595	745,791
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	2,700	2,670,192
3.80%, 09/15/23 (Call 06/15/23)	800	815,328
4.25%, 04/15/27 (Call 01/15/27)(c)(d)	4,450	4,407,458
4.45%, 09/15/42 (Call 03/15/42)	775	697,950
5.25%, 06/15/37 (Call 12/15/36)(c)	3,200	3,251,936
5.40%, 06/15/47 (Call 12/15/46)(c)	4,125	4,193,269
5.70%, 10/15/19	3,850	4,056,668
6.75%, 11/15/39	850	1,001,759
Chevron Corp.
1.56%, 05/16/19	1,250	1,242,588
1.96%, 03/03/20 (Call 02/03/20)	8,245	8,227,026
1.99%, 03/03/20	150	149,790
2.10%, 05/16/21 (Call 04/15/21)	2,320	2,302,809
2.19%, 11/15/19 (Call 10/15/19)	880	882,675
2.36%, 12/05/22 (Call 09/05/22)	4,975	4,920,126
2.41%, 03/03/22 (Call 01/03/22)	6,865	6,870,767
2.42%, 11/17/20 (Call 10/17/20)	7,508	7,550,195
2.43%, 06/24/20 (Call 05/24/20)	5,000	5,033,250
2.50%, 03/03/22 (Call 02/03/22)	1,500	1,505,385
2.57%, 05/16/23 (Call 03/16/23)	2,367	2,358,171
2.95%, 05/16/26 (Call 02/16/26)	3,795	3,775,418
3.19%, 06/24/23 (Call 03/24/23)	3,545	3,640,006
3.33%, 11/17/25 (Call 08/17/25)	2,095	2,152,131
4.95%, 03/03/19	500	518,220
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	250	253,605
4.38%, 06/01/24 (Call 03/01/24)	3,611	3,821,269
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	1,750	1,746,150
3.00%, 05/09/23	6,850	6,803,762
CNOOC Finance 2015 USA LLC 3.50%, 05/05/25	2,400	2,423,784

Security	Par (000)	Value
Oil & Gas (continued)
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	$2,800	$2,959,600
4.88%, 04/30/44	2,700	3,019,140
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)	225	226,287
4.38%, 01/15/25 (Call 01/15/20)	400	414,876
Conoco Funding Co. 7.25%, 10/15/31	2,776	3,773,389
ConocoPhillips
5.90%, 10/15/32	1,317	1,616,288
5.90%, 05/15/38	1,855	2,344,368
6.50%, 02/01/39	2,123	2,874,563
ConocoPhillips Canada Funding Co. I 5.95%, 10/15/36 .	2,060	2,596,197
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)	945	946,644
2.40%, 12/15/22 (Call 09/15/22)	4,115	4,063,439
2.88%, 11/15/21 (Call 09/15/21)	4,115	4,164,339
3.35%, 11/15/24 (Call 08/15/24)	3,050	3,126,128
3.35%, 05/15/25 (Call 02/15/25)(d)	1,863	1,908,290
4.15%, 11/15/34 (Call 05/15/34)	1,305	1,370,876
4.20%, 03/15/21 (Call 02/15/21)	904	953,105
4.30%, 11/15/44 (Call 05/15/44)	3,170	3,347,457
4.95%, 03/15/26 (Call 12/15/25)	4,965	5,596,002
5.95%, 03/15/46 (Call 09/15/45)	634	828,201
ConocoPhillips Holding Co. 6.95%, 04/15/29	6,699	8,721,026
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)(d)	2,713	2,759,148
4.00%, 07/15/21 (Call 04/15/21)	3,660	3,802,813
4.75%, 05/15/42 (Call 11/15/41)	3,390	3,513,904
5.00%, 06/15/45 (Call 12/15/44)	2,955	3,197,192
5.60%, 07/15/41 (Call 01/15/41)	2,739	3,147,138
5.85%, 12/15/25 (Call 09/15/25)(d)	3,595	4,175,089
7.95%, 04/15/32	2,965	4,020,599
Ecopetrol SA
4.13%, 01/16/25	4,350	4,405,506
5.38%, 06/26/26 (Call 03/26/26)	1,900	2,042,291
5.88%, 09/18/23	2,200	2,454,298
5.88%, 05/28/45	4,500	4,562,280
7.38%, 09/18/43	5,100	6,030,189
7.63%, 07/23/19	1,875	2,023,444
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	4,190	4,311,636
6.50%, 05/15/19	355	374,042
6.50%, 08/15/34	2,602	3,165,983
6.50%, 02/01/38	1,560	1,928,347
6.63%, 08/15/37	3,110	3,866,352
Eni USA Inc. 7.30%, 11/15/27	15	18,885
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	1,150	1,151,817
2.63%, 03/15/23 (Call 12/15/22)	2,385	2,351,753
3.15%, 04/01/25 (Call 01/01/25)	100	99,413
3.90%, 04/01/35 (Call 10/01/34)	3,825	3,868,567
4.10%, 02/01/21	2,450	2,566,448
4.15%, 01/15/26 (Call 10/15/25)	1,700	1,798,668
5.10%, 01/15/36 (Call 07/15/35)	1,225	1,408,431
5.63%, 06/01/19	1,250	1,312,363
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)	1,800	1,782,540
3.90%, 10/01/27 (Call 07/01/27)	2,850	2,802,091
4.88%, 11/15/21	4,530	4,842,479
8.13%, 06/01/19	425	460,029

117

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas (continued)
Exxon Mobil Corp.
1.71%, 03/01/19	$10,445	$10,423,588
1.82%, 03/15/19 (Call 02/15/19)	5,289	5,285,298
1.91%, 03/06/20 (Call 02/06/20)	3,721	3,707,976
2.22%, 03/01/21 (Call 02/01/21)	2,918	2,918,379
2.40%, 03/06/22 (Call 01/06/22)	4,633	4,636,660
2.71%, 03/06/25 (Call 12/06/24)	4,050	4,031,451
2.73%, 03/01/23 (Call 01/01/23)	317	319,542
3.04%, 03/01/26 (Call 12/01/25)	4,620	4,686,851
3.18%, 03/15/24 (Call 12/15/23)	1,525	1,571,024
3.57%, 03/06/45 (Call 09/06/44)	7,285	7,178,202
4.11%, 03/01/46 (Call 09/01/45)	5,802	6,244,461
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	690	678,249
4.30%, 04/01/27 (Call 01/01/27)(d)	5,042	5,020,723
5.60%, 02/15/41	6,111	6,358,251
5.80%, 04/01/47 (Call 10/01/46)	1,610	1,733,745
6.00%, 01/15/40	1,335	1,443,068
7.13%, 03/15/33	930	1,113,061
7.30%, 08/15/31	1,046	1,255,744
HollyFrontier Corp. 5.88%, 04/01/26 (Call 01/01/26)	3,167	3,508,909
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	925	959,660
4.00%, 04/15/24 (Call 01/15/24)	1,290	1,339,600
6.15%, 06/15/19	700	737,891
6.80%, 09/15/37	1,015	1,282,686
7.25%, 12/15/19	3,370	3,678,894
Kerr-McGee Corp.
6.95%, 07/01/24	1,750	2,064,072
7.88%, 09/15/31	110	145,027
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	1,050	1,047,092
2.80%, 11/01/22 (Call 08/01/22)	4,000	3,936,720
3.85%, 06/01/25 (Call 03/01/25)	4,200	4,240,278
4.40%, 07/15/27 (Call 04/15/27)	1,250	1,288,113
5.20%, 06/01/45 (Call 12/01/44)	3,085	3,246,315
6.60%, 10/01/37	1,081	1,300,432
6.80%, 03/15/32	25	30,093
Marathon Petroleum Corp.
2.70%, 12/14/18	1,000	1,004,200
3.40%, 12/15/20 (Call 11/15/20)	1,915	1,960,424
3.63%, 09/15/24 (Call 06/15/24)	950	967,851
4.75%, 09/15/44 (Call 03/15/44)	920	935,833
5.00%, 09/15/54 (Call 03/15/54)	465	460,680
5.13%, 03/01/21	4,715	5,063,721
5.85%, 12/15/45 (Call 06/15/45)	1,765	2,007,017
6.50%, 03/01/41 (Call 09/01/40)	2,500	3,091,375
Nexen Energy ULC
6.20%, 07/30/19	2,115	2,237,268
6.40%, 05/15/37	4,334	5,602,042
7.50%, 07/30/39	6,700	9,829,436
Noble Energy Inc.
3.85%, 01/15/28 (Call 10/15/27)	150	149,103
4.15%, 12/15/21 (Call 09/15/21)	3,155	3,299,373
4.95%, 08/15/47 (Call 02/15/47)	2,000	2,082,160
5.05%, 11/15/44 (Call 05/15/44)	845	888,129
5.25%, 11/15/43 (Call 05/15/43)	3,990	4,293,799
6.00%, 03/01/41 (Call 09/01/40)	3,675	4,283,984

Security	Par (000)	Value
Oil & Gas (continued)
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	$2,384	$2,391,390
2.70%, 02/15/23 (Call 11/15/22)	750	751,770
3.00%, 02/15/27 (Call 11/15/26)	1,155	1,143,358
3.13%, 02/15/22 (Call 11/15/21)	6,570	6,720,913
3.40%, 04/15/26 (Call 01/15/26)	2,940	3,008,032
3.50%, 06/15/25 (Call 03/15/25)	2,430	2,499,182
4.10%, 02/15/47 (Call 08/15/46)	4,800	4,978,416
4.40%, 04/15/46 (Call 10/15/45)	3,610	3,884,396
4.63%, 06/15/45 (Call 12/15/44)	1,710	1,894,167
Series 1, 4.10%, 02/01/21 (Call 11/01/20)	1,920	2,015,501
Petro-Canada
5.35%, 07/15/33	25	28,908
5.95%, 05/15/35	125	155,766
6.05%, 05/15/18	150	152,688
6.80%, 05/15/38	2,595	3,507,091
Petroleos Mexicanos
3.50%, 07/23/20	550	558,916
3.50%, 01/30/23	7,695	7,549,411
4.25%, 01/15/25	1,250	1,245,713
4.50%, 01/23/26(d)	6,200	6,208,184
4.63%, 09/21/23	6,250	6,468,375
4.88%, 01/24/22	5,770	6,039,574
4.88%, 01/18/24	5,450	5,668,981
5.38%, 03/13/22(c)	600	641,490
5.50%, 02/04/19	5,410	5,604,706
5.50%, 01/21/21	9,621	10,268,782
5.50%, 06/27/44	5,385	5,048,276
5.63%, 01/23/46	11,195	10,515,799
6.00%, 03/05/20	3,150	3,363,570
6.38%, 02/04/21	1,250	1,364,712
6.38%, 01/23/45	6,455	6,600,818
6.50%, 03/13/27(c)	1,105	1,219,676
6.50%, 06/02/41	11,269	11,751,764
6.63%, 06/15/35	10,269	11,078,916
6.63%, 06/15/38	2,900	3,077,277
6.75%, 09/21/47	6,911	7,306,517
6.75%, 09/21/47(c)	75	79,451
6.88%, 08/04/26	8,955	10,213,715
8.00%, 05/03/19	30	32,335
Phillips 66
4.30%, 04/01/22	6,288	6,677,290
4.65%, 11/15/34 (Call 05/15/34)	1,015	1,093,855
4.88%, 11/15/44 (Call 05/15/44)	3,370	3,721,828
5.88%, 05/01/42	3,855	4,803,484
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	1,810	1,855,051
3.95%, 07/15/22 (Call 04/15/22)	6,300	6,580,791
4.45%, 01/15/26 (Call 10/15/25)	1,035	1,107,812
6.88%, 05/01/18	250	254,883
Shell International Finance BV
1.38%, 05/10/19	2,725	2,700,775
1.38%, 09/12/19	1,600	1,581,664
1.75%, 09/12/21	1,809	1,767,918
1.88%, 05/10/21	4,348	4,285,737
2.13%, 05/11/20	8,056	8,048,347
2.25%, 11/10/20	1,385	1,385,180
2.25%, 01/06/23	2,440	2,398,691
2.38%, 08/21/22	4,385	4,350,885
2.50%, 09/12/26	6,125	5,872,895

118

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas (continued)
2.88%, 05/10/26	$2,050	$2,022,038
3.25%, 05/11/25	3,903	3,984,534
3.40%, 08/12/23	1,675	1,737,695
3.63%, 08/21/42	2,215	2,128,150
3.75%, 09/12/46	2,677	2,625,789
4.00%, 05/10/46	3,147	3,212,489
4.13%, 05/11/35	6,367	6,802,375
4.30%, 09/22/19	11,075	11,493,967
4.38%, 03/25/20	3,000	3,147,210
4.38%, 05/11/45	7,705	8,302,831
4.55%, 08/12/43	10,630	11,708,413
5.50%, 03/25/40	1,849	2,290,412
6.38%, 12/15/38	3,454	4,696,231
Statoil ASA
1.15%, 05/15/18	500	498,855
1.95%, 11/08/18	1,200	1,202,388
2.25%, 11/08/19	1,070	1,072,301
2.45%, 01/17/23	1,204	1,196,042
2.65%, 01/15/24	1,980	1,969,961
2.75%, 11/10/21	300	303,606
2.90%, 11/08/20	50	50,855
3.15%, 01/23/22	7,600	7,795,776
3.25%, 11/10/24	2	2,047
3.70%, 03/01/24	2,250	2,364,052
3.95%, 05/15/43	3,252	3,315,186
4.80%, 11/08/43	3,365	3,876,379
5.10%, 08/17/40	2,250	2,646,045
5.25%, 04/15/19	10,760	11,209,768
7.15%, 01/15/29	600	805,182
7.75%, 06/15/23	650	809,192
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	1,035	1,064,166
4.00%, 11/15/47 (Call 05/15/47)	170	170,048
6.50%, 06/15/38	6,653	8,763,531
6.85%, 06/01/39	1,766	2,424,806
Tosco Corp.
7.80%, 01/01/27	2,200	2,890,184
8.13%, 02/15/30	725	1,026,578
Total Capital Canada Ltd. 2.75%, 07/15/23	569	573,159
Total Capital International SA
2.10%, 06/19/19	3,760	3,764,286
2.13%, 01/10/19	1,365	1,367,498
2.70%, 01/25/23	3,250	3,264,300
2.75%, 06/19/21	3,870	3,928,243
2.88%, 02/17/22	3,325	3,378,133
3.75%, 04/10/24	3,400	3,592,202
Total Capital SA
4.13%, 01/28/21	50	52,760
4.25%, 12/15/21	10	10,691
4.45%, 06/24/20	7,650	8,079,165
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	4,112	4,085,601
3.65%, 03/15/25	600	615,960
4.90%, 03/15/45	475	520,078
6.13%, 02/01/20	384	413,299
6.63%, 06/15/37	7,886	10,172,703
7.50%, 04/15/32	865	1,153,002
9.38%, 03/15/19	1,919	2,086,970
10.50%, 03/15/39	325	546,722

Security	Par (000)	Value
Oil & Gas (continued)
XTO Energy Inc. 6.75%, 08/01/37	$525	$736,932

		905,006,107
Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC
3.20%, 08/15/21 (Call 05/15/21)	3,470	3,546,028
5.13%, 09/15/40	995	1,156,150
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	382	390,198
3.50%, 08/01/23 (Call 05/01/23)	4,058	4,177,427
3.80%, 11/15/25 (Call 08/15/25)	7,593	7,824,511
4.50%, 11/15/41 (Call 05/15/41)	2,246	2,279,802
4.75%, 08/01/43 (Call 02/01/43)	1,501	1,577,911
4.85%, 11/15/35 (Call 05/15/35)	645	705,385
5.00%, 11/15/45 (Call 05/15/45)	7,448	8,158,241
6.70%, 09/15/38	825	1,082,120
7.45%, 09/15/39	3,018	4,233,379
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	5,569	5,450,380
3.95%, 12/01/42 (Call 06/01/42)	2,340	2,069,215
Oceaneering International Inc. 4.65%, 11/15/24 (Call 08/15/24)	2,000	1,935,240
Schlumberger Investment SA 3.65%, 12/01/23 (Call 09/01/23)	3,515	3,688,992
TechnipFMC PLC 3.45%, 10/01/22 (Call 07/01/22)(c)	2,025	2,021,132

		50,296,111
Packaging & Containers — 0.0%
Bemis Co. Inc.
3.10%, 09/15/26 (Call 06/15/26)	1,075	1,037,343
4.50%, 10/15/21 (Call 07/15/21)	1,500	1,585,665
6.80%, 08/01/19	525	561,388
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	400	408,500
3.90%, 06/15/22 (Call 03/15/22)	750	778,687
4.50%, 11/01/23 (Call 08/01/23)	2,000	2,158,380
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	820	859,458
5.75%, 11/01/40 (Call 05/01/40)	3,003	3,548,165
WestRock Co.
3.00%, 09/15/24 (Call 07/15/24)(c)	50	49,504
3.38%, 09/15/27 (Call 06/15/27)(c)	250	248,112
WestRock MWV LLC
7.95%, 02/15/31	975	1,350,892
8.20%, 01/15/30	40	56,238
WestRock RKT Co.
3.50%, 03/01/20	500	509,260
4.00%, 03/01/23 (Call 12/01/22)	900	939,141
4.90%, 03/01/22	1,575	1,706,686

		15,797,419
Pharmaceuticals — 1.2%
AbbVie Inc.
1.80%, 05/14/18	4,145	4,144,917
2.30%, 05/14/21 (Call 04/14/21)	1,030	1,020,215
2.50%, 05/14/20 (Call 04/14/20)	6,030	6,048,994
2.85%, 05/14/23 (Call 03/14/23)	4,600	4,582,842
2.90%, 11/06/22	9,368	9,377,274
3.20%, 11/06/22 (Call 09/06/22)	8,606	8,733,283
3.20%, 05/14/26 (Call 02/14/26)	4,430	4,381,536
3.60%, 05/14/25 (Call 02/14/25)	3,813	3,894,103
4.30%, 05/14/36 (Call 11/14/35)	2,085	2,186,831

119

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pharmaceuticals (continued)
4.40%, 11/06/42	$5,124	$5,350,430
4.45%, 05/14/46 (Call 11/14/45)	3,310	3,491,421
4.50%, 05/14/35 (Call 11/14/34)	13,775	14,747,515
4.70%, 05/14/45 (Call 11/14/44)	9,235	10,076,124
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	6,775	6,817,886
4.63%, 10/01/42 (Call 04/01/42)	125	128,075
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	10,063	10,153,768
3.45%, 03/15/22 (Call 01/15/22)	5,670	5,764,689
3.80%, 03/15/25 (Call 12/15/24)	11,619	11,728,335
3.85%, 06/15/24 (Call 03/15/24)	3,285	3,359,964
4.55%, 03/15/35 (Call 09/15/34)	11,119	11,496,824
4.75%, 03/15/45 (Call 09/15/44)	2,830	2,965,755
4.85%, 06/15/44 (Call 12/15/43)	3,630	3,827,944
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	4,570	4,489,248
3.38%, 09/15/20	5,747	5,854,986
AmerisourceBergen Corp.
3.40%, 05/15/24 (Call 02/15/24)	2,750	2,782,175
3.45%, 12/15/27	500	497,290
3.50%, 11/15/21 (Call 08/15/21)	60	61,573
4.25%, 03/01/45 (Call 09/01/44)	75	74,174
4.30%, 12/15/47	250	249,140
4.88%, 11/15/19	300	314,322
AstraZeneca PLC
1.95%, 09/18/19	365	363,274
2.38%, 11/16/20	2,950	2,945,516
2.38%, 06/12/22 (Call 05/12/22)	3,050	3,004,341
3.13%, 06/12/27 (Call 03/12/27)	1,742	1,714,616
3.38%, 11/16/25	6,350	6,422,009
4.00%, 09/18/42	2,305	2,310,394
4.38%, 11/16/45	4,065	4,318,778
6.45%, 09/15/37	10,536	14,065,455
Bristol-Myers Squibb Co.
1.60%, 02/27/19	805	801,587
1.75%, 03/01/19	400	398,964
2.00%, 08/01/22	5,461	5,352,599
3.25%, 11/01/23	2,100	2,164,638
3.25%, 02/27/27	1,665	1,698,100
3.25%, 08/01/42	2,318	2,185,642
Cardinal Health Inc.
1.95%, 06/14/19	95	94,505
2.62%, 06/15/22 (Call 05/15/22)	2,475	2,432,455
3.08%, 06/15/24 (Call 04/15/24)	3,295	3,240,006
3.20%, 06/15/22	2,850	2,874,025
3.41%, 06/15/27 (Call 03/15/27)	2,225	2,178,831
3.50%, 11/15/24 (Call 08/15/24)	1,125	1,131,998
3.75%, 09/15/25 (Call 06/15/25)	1,040	1,061,466
4.37%, 06/15/47 (Call 12/15/46)	2,885	2,853,438
4.50%, 11/15/44 (Call 05/15/44)	2,160	2,144,923
4.60%, 03/15/43	1,849	1,876,495
4.90%, 09/15/45 (Call 03/15/45)	562	595,467
Eli Lilly & Co.
1.95%, 03/15/19	2,690	2,690,834
2.35%, 05/15/22	260	259,771
2.75%, 06/01/25 (Call 03/01/25)	1,225	1,229,606
3.10%, 05/15/27 (Call 02/15/27)	2,405	2,424,962
3.70%, 03/01/45 (Call 09/01/44)	1,805	1,804,765
3.95%, 05/15/47 (Call 11/15/46)	1,305	1,374,687

Security	Par (000)	Value
Pharmaceuticals (continued)
5.50%, 03/15/27	$700	$838,236
5.55%, 03/15/37	3,223	4,045,284
Express Scripts Holding Co.
2.25%, 06/15/19	3,246	3,242,267
3.00%, 07/15/23 (Call 05/15/23)	750	742,230
3.05%, 11/30/22 (Call 10/30/22)	2,500	2,495,425
3.30%, 02/25/21 (Call 01/25/21)	450	457,497
3.40%, 03/01/27 (Call 12/01/26)	5,700	5,567,817
3.50%, 06/15/24 (Call 03/15/24)	1,500	1,509,015
3.90%, 02/15/22	5,504	5,710,950
4.50%, 02/25/26 (Call 11/27/25)	5,905	6,228,771
4.75%, 11/15/21	2,936	3,133,240
4.80%, 07/15/46 (Call 01/15/46)	900	932,949
6.13%, 11/15/41	3,445	4,130,245
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	1,551	1,567,487
4.20%, 03/18/43	835	902,835
5.65%, 05/15/18	6,544	6,658,258
6.38%, 05/15/38	7,350	10,145,278
GlaxoSmithKline Capital PLC 2.85%, 05/08/22	8,695	8,818,295
Johnson & Johnson
1.65%, 12/05/18	2,899	2,896,217
1.65%, 03/01/21 (Call 02/01/21)	2,741	2,697,254
1.88%, 12/05/19	50	49,888
1.95%, 11/10/20	360	358,790
2.05%, 03/01/23 (Call 01/01/23)	1,850	1,813,833
2.25%, 03/03/22 (Call 02/03/22)	500	499,495
2.45%, 12/05/21	615	619,244
2.45%, 03/01/26 (Call 12/01/25)	9,311	9,057,275
2.63%, 01/15/25 (Call 11/15/24)	930	925,806
2.90%, 01/15/28 (Call 10/15/27)	1,000	999,340
2.95%, 09/01/20	130	133,076
2.95%, 03/03/27 (Call 12/03/26)	450	452,768
3.38%, 12/05/23	4,050	4,241,362
3.55%, 05/15/21	1,750	1,826,510
3.55%, 03/01/36 (Call 09/01/35)	3,700	3,788,541
3.63%, 03/03/37 (Call 09/03/36)	2,485	2,569,266
3.70%, 03/01/46 (Call 09/01/45)	5,993	6,182,379
3.75%, 03/03/47 (Call 09/03/46)	1,865	1,940,495
4.38%, 12/05/33 (Call 06/05/33)	2,160	2,435,422
4.50%, 09/01/40	695	793,732
4.50%, 12/05/43 (Call 06/05/43)	563	646,183
4.85%, 05/15/41	1,100	1,311,376
4.95%, 05/15/33	125	148,936
5.85%, 07/15/38	115	153,573
5.95%, 08/15/37	3,570	4,843,633
6.95%, 09/01/29	540	740,367
McKesson Corp.
2.28%, 03/15/19	1,025	1,026,097
2.70%, 12/15/22 (Call 09/15/22)	2,175	2,162,081
2.85%, 03/15/23 (Call 12/15/22)	2,775	2,759,848
3.80%, 03/15/24 (Call 12/15/23)	1,625	1,679,795
4.75%, 03/01/21 (Call 12/01/20)	1,775	1,885,583
4.88%, 03/15/44 (Call 09/15/43)	415	447,080
6.00%, 03/01/41 (Call 09/01/40)	2,090	2,533,623
7.50%, 02/15/19	3,050	3,236,233
Mead Johnson Nutrition Co.
3.00%, 11/15/20	1,925	1,956,551
4.13%, 11/15/25 (Call 08/15/25)	970	1,030,868
4.60%, 06/01/44 (Call 12/01/43)	2,124	2,324,739

120

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pharmaceuticals (continued)
5.90%, 11/01/39	$2,200	$2,757,964
Medco Health Solutions Inc. 4.13%, 09/15/20	500	519,725
Merck & Co. Inc.
1.30%, 05/18/18	3,200	3,196,064
1.85%, 02/10/20	1,300	1,293,838
2.35%, 02/10/22	1,050	1,049,927
2.40%, 09/15/22 (Call 06/15/22)	607	603,734
2.75%, 02/10/25 (Call 11/10/24)	6,565	6,521,999
2.80%, 05/18/23	10,414	10,505,435
3.60%, 09/15/42 (Call 03/15/42)	650	647,823
3.70%, 02/10/45 (Call 08/10/44)	5,320	5,369,104
3.88%, 01/15/21 (Call 10/15/20)	5,177	5,422,131
4.15%, 05/18/43	4,295	4,655,522
Merck Sharp & Dohme Corp. 5.00%, 06/30/19	3,368	3,524,073
Mylan Inc. 5.40%, 11/29/43 (Call 05/29/43)	3,020	3,220,256
Mylan NV
2.50%, 06/07/19	550	549,654
3.00%, 12/15/18	2,750	2,767,050
3.15%, 06/15/21 (Call 05/15/21)	325	326,706
3.95%, 06/15/26 (Call 03/15/26)	4,353	4,340,550
5.25%, 06/15/46 (Call 12/15/45)	5,975	6,366,362
Novartis Capital Corp.
1.80%, 02/14/20	1,500	1,491,690
2.40%, 05/17/22 (Call 04/17/22)	3,125	3,117,937
2.40%, 09/21/22	4,199	4,174,520
3.00%, 11/20/25 (Call 08/20/25)	2,000	2,014,860
3.10%, 05/17/27 (Call 02/17/27)	3,490	3,537,464
3.40%, 05/06/24	3,578	3,721,728
3.70%, 09/21/42	1,748	1,765,043
4.00%, 11/20/45 (Call 05/20/45)	3,675	3,889,840
4.40%, 05/06/44	6,658	7,465,083
Novartis Securities Investment Ltd. 5.13%, 02/10/19	12,135	12,562,273
Perrigo Finance Unlimited Co.
3.50%, 12/15/21 (Call 10/15/21)	1,233	1,256,674
3.90%, 12/15/24 (Call 09/15/24)	1,400	1,426,600
4.38%, 03/15/26 (Call 12/15/25)	1,800	1,859,958
4.90%, 12/15/44 (Call 06/15/44)	1,185	1,208,309
Pfizer Inc.
1.45%, 06/03/19	706	700,959
1.95%, 06/03/21	2,825	2,798,558
2.10%, 05/15/19	2,338	2,343,845
2.20%, 12/15/21	3,285	3,274,882
2.75%, 06/03/26	2,660	2,614,594
3.00%, 06/15/23	1,330	1,361,521
3.00%, 12/15/26	3,450	3,463,627
3.40%, 05/15/24	2,685	2,789,017
4.00%, 12/15/36	2,050	2,207,932
4.13%, 12/15/46	3,125	3,346,719
4.30%, 06/15/43	4,800	5,247,168
4.40%, 05/15/44	3,125	3,475,187
5.60%, 09/15/40	1,000	1,269,520
5.80%, 08/12/23	200	232,260
7.20%, 03/15/39	4,775	7,190,816
Pharmacia LLC
6.50%, 12/01/18	1,300	1,356,771
6.60%, 12/01/28	6,180	8,081,710
Sanofi 4.00%, 03/29/21	2,683	2,831,316
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	2,569	2,544,517
2.40%, 09/23/21 (Call 08/23/21)	6,890	6,774,041

Security	Par (000)	Value
Pharmaceuticals (continued)
2.88%, 09/23/23 (Call 07/23/23)	$4,275	$4,182,061
3.20%, 09/23/26 (Call 06/23/26)	10,284	9,908,223
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	695	625,437
Series 2, 3.65%, 11/10/21	5,584	5,317,141
Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36(d)	40	40,291
Teva Pharmaceutical Finance IV BV 3.65%, 11/10/21	2,905	2,765,240
Teva Pharmaceutical Finance IV LLC 2.25%, 03/18/20(d)	2,750	2,635,518
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	6,035	5,844,415
2.20%, 07/21/21	4,284	3,940,937
2.80%, 07/21/23(d)	4,945	4,375,732
3.15%, 10/01/26(d)	7,044	5,873,358
4.10%, 10/01/46(d)	8,095	6,162,076
Wyeth LLC
5.95%, 04/01/37	3,400	4,502,416
6.00%, 02/15/36	755	989,035
6.45%, 02/01/24	1,100	1,329,779
6.50%, 02/01/34	711	957,916
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	1,575	1,530,664
3.25%, 02/01/23 (Call 11/01/22)	2,539	2,582,823
3.45%, 11/13/20 (Call 10/13/20)	970	995,327
3.95%, 09/12/47 (Call 03/12/47)	1,010	1,007,990
4.50%, 11/13/25 (Call 08/13/25)	1,190	1,299,980
4.70%, 02/01/43 (Call 08/01/42)	6,225	6,809,216

		617,619,549
Pipelines — 1.0%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
3.50%, 12/01/22 (Call 11/01/22)	275	274,937
4.25%, 12/01/27 (Call 09/01/27)	370	369,767
5.20%, 12/01/47 (Call 06/01/47)	215	215,873
5.25%, 01/15/25 (Call 01/15/21)	75	79,100
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	3,500	3,479,770
4.45%, 07/15/27 (Call 04/15/27)	1,785	1,813,203
5.75%, 09/15/19	500	525,520
5.95%, 06/01/26 (Call 03/01/26)	1,095	1,222,469
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	1,465	1,431,862
4.15%, 07/01/23 (Call 04/01/23)	2,975	3,049,643
4.35%, 10/15/24 (Call 07/15/24)	1,200	1,240,344
4.88%, 02/01/21 (Call 11/01/20)	300	315,387
5.60%, 10/15/44 (Call 04/15/44)	950	980,561
5.85%, 11/15/43 (Call 05/15/43)	1,150	1,230,040
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	4,068	4,329,003
5.80%, 06/01/45 (Call 12/01/44)	1,050	1,288,948
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	525	683,046
8.63%, 01/15/22	3,425	4,110,993
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	1,150	1,145,032
3.90%, 05/15/24 (Call 02/15/24)	675	677,214
4.40%, 03/15/27 (Call 12/15/26)	235	239,387
5.00%, 05/15/44 (Call 11/15/43)	40	38,684

121

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pipelines (continued)
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	$1,900	$1,979,173
4.38%, 10/15/20 (Call 09/15/20)	1,550	1,620,075
5.20%, 03/15/20	625	659,513
5.50%, 09/15/40 (Call 03/15/40)	435	465,398
5.88%, 10/15/25 (Call 07/15/25)	3,000	3,406,470
7.38%, 10/15/45 (Call 04/15/45)	1,075	1,410,798
9.88%, 03/01/19	400	435,216
Series B, 7.50%, 04/15/38	1,120	1,416,946
Enbridge Inc.
2.90%, 07/15/22 (Call 06/15/22)	555	551,531
3.50%, 06/10/24 (Call 03/10/24)	3,650	3,688,836
3.70%, 07/15/27 (Call 04/15/27)	995	993,975
4.00%, 10/01/23 (Call 07/01/23)	100	103,919
4.25%, 12/01/26 (Call 09/01/26)	1,025	1,069,454
4.50%, 06/10/44 (Call 12/10/43)	1,605	1,631,723
5.50%, 12/01/46 (Call 05/29/46)	2,200	2,542,826
5.50%, 07/15/77 (Call 07/15/27), (3 mo. LIBOR US + 3.418%)(e)	250	249,783
Series 16-A, 6.00%, 01/15/77 (Call 01/15/27), (3 mo. LIBOR US + 3.890%)(d)(e)	3,000	3,134,730
Energy Transfer LP
3.60%, 02/01/23 (Call 11/01/22)	5,370	5,384,338
4.05%, 03/15/25 (Call 12/15/24)	665	668,717
4.15%, 10/01/20 (Call 08/01/20)	2,750	2,846,305
4.65%, 06/01/21 (Call 03/01/21)	2,588	2,720,221
4.75%, 01/15/26 (Call 10/15/25)	2,800	2,913,708
4.90%, 03/15/35 (Call 09/15/34)	1,600	1,566,160
5.15%, 02/01/43 (Call 08/01/42)	1,030	984,907
5.15%, 03/15/45 (Call 09/15/44)	5,555	5,350,576
5.20%, 02/01/22 (Call 11/01/21)	3,520	3,771,715
5.30%, 04/15/47 (Call 10/15/46)	475	463,049
5.95%, 10/01/43 (Call 04/01/43)	25	26,244
6.05%, 06/01/41 (Call 12/01/40)	460	487,287
6.13%, 12/15/45 (Call 06/15/45)	4,235	4,546,188
6.50%, 02/01/42 (Call 08/01/41)	4,975	5,589,761
6.63%, 10/15/36	30	34,273
7.50%, 07/01/38	725	898,246
7.60%, 02/01/24 (Call 11/01/23)	3,000	3,510,660
9.70%, 03/15/19	2,462	2,681,143
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	325	337,087
5.00%, 10/01/22 (Call 07/01/22)	5,147	5,510,224
5.75%, 09/01/20 (Call 06/01/20)	2,200	2,353,450
5.88%, 03/01/22 (Call 12/01/21)	2,100	2,300,676
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	2,275	2,290,151
4.40%, 04/01/24 (Call 01/01/24)	3,943	4,065,272
4.85%, 07/15/26 (Call 04/15/26)	1,100	1,152,767
5.05%, 04/01/45 (Call 10/01/44)	1,111	1,077,670
5.45%, 06/01/47 (Call 12/01/46)	2,330	2,393,376
5.60%, 04/01/44 (Call 10/01/43)	360	370,033
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	2,769	2,778,996
2.85%, 04/15/21 (Call 03/15/21)	1,415	1,427,834
3.35%, 03/15/23 (Call 12/15/22)	3,600	3,671,064
3.70%, 02/15/26 (Call 11/15/25)	4,849	4,953,399
3.75%, 02/15/25 (Call 11/15/24)	3,650	3,755,339
3.90%, 02/15/24 (Call 11/15/23)	3,580	3,722,914
3.95%, 02/15/27 (Call 11/15/26)(d)	870	903,530

Security	Par (000)	Value
Pipelines (continued)
4.45%, 02/15/43 (Call 08/15/42)	$155	$156,764
4.85%, 08/15/42 (Call 02/15/42)	5,563	5,928,322
4.85%, 03/15/44 (Call 09/15/43)	4,966	5,289,138
4.90%, 05/15/46 (Call 11/15/45)	2,245	2,422,692
4.95%, 10/15/54 (Call 04/15/54)	125	133,751
5.10%, 02/15/45 (Call 08/15/44)	5,328	5,884,403
5.25%, 01/31/20	1,240	1,312,924
5.70%, 02/15/42	150	177,873
5.95%, 02/01/41	2,030	2,471,829
6.13%, 10/15/39	1,480	1,844,509
6.45%, 09/01/40	685	877,793
6.50%, 01/31/19	2,850	2,985,603
7.55%, 04/15/38	330	461,442
Series D, 6.88%, 03/01/33	265	341,847
Series H, 6.65%, 10/15/34	2,025	2,602,165
EQT Midstream Partners LP 4.00%, 08/01/24 (Call 05/01/24)	1,650	1,661,566
Gulf South Pipeline Co. LP 4.00%, 06/15/22 (Call 03/15/22)	200	205,160
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	3,300	3,310,230
3.45%, 02/15/23 (Call 11/15/22)	1,475	1,480,649
3.50%, 03/01/21 (Call 01/01/21)	2,710	2,760,027
3.50%, 09/01/23 (Call 06/01/23)	3,300	3,320,427
3.95%, 09/01/22 (Call 06/01/22)	1,904	1,968,565
4.15%, 02/01/24 (Call 11/01/23)	6,158	6,368,788
4.25%, 09/01/24 (Call 06/01/24)	25	25,944
4.30%, 05/01/24 (Call 02/01/24)	1,010	1,050,360
4.70%, 11/01/42 (Call 05/01/42)	55	52,882
5.00%, 10/01/21 (Call 07/01/21)	1,939	2,072,442
5.00%, 08/15/42 (Call 02/15/42)	105	105,280
5.00%, 03/01/43 (Call 09/01/42)	65	64,457
5.30%, 09/15/20	2,635	2,815,339
5.40%, 09/01/44 (Call 03/01/44)	1,455	1,505,328
5.50%, 03/01/44 (Call 09/01/43)	2,045	2,148,927
5.63%, 09/01/41	2,300	2,421,624
5.80%, 03/15/35	75	83,033
6.38%, 03/01/41	375	427,826
6.50%, 04/01/20	1,967	2,133,723
6.50%, 02/01/37	25	28,968
6.50%, 09/01/39	605	702,223
6.55%, 09/15/40	765	885,204
6.85%, 02/15/20	750	816,825
6.95%, 01/15/38	3,170	3,866,576
7.30%, 08/15/33	525	647,588
7.40%, 03/15/31	325	396,419
7.50%, 11/15/40	1,117	1,405,912
9.00%, 02/01/19	150	161,132
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	1,960	1,978,581
3.15%, 01/15/23 (Call 12/15/22)	1,808	1,795,254
4.30%, 06/01/25 (Call 03/01/25)	6,570	6,805,206
5.05%, 02/15/46 (Call 08/15/45)	5,530	5,592,434
5.30%, 12/01/34 (Call 06/01/34)	8,015	8,484,439
5.55%, 06/01/45 (Call 12/01/44)	5,228	5,562,174
7.75%, 01/15/32	150	192,213
7.80%, 08/01/31	425	543,792
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	200	195,892
4.20%, 12/01/42 (Call 06/01/42)	400	386,404

122

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pipelines (continued)
4.20%, 03/15/45 (Call 09/15/44)	$225	$216,311
4.20%, 10/03/47 (Call 04/03/47)	1,465	1,441,164
4.25%, 02/01/21	2,000	2,094,200
4.25%, 09/15/46 (Call 03/15/46)	535	529,789
5.00%, 03/01/26 (Call 12/01/25)	2,500	2,774,725
5.15%, 10/15/43 (Call 04/15/43)	525	585,716
6.40%, 05/01/37	1,250	1,531,512
6.55%, 07/15/19	374	398,213
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	100	101,636
4.13%, 03/01/27 (Call 12/01/26)	650	659,822
4.50%, 07/15/23 (Call 04/15/23)	2,000	2,115,520
4.88%, 12/01/24 (Call 09/01/24)	7,060	7,577,145
4.88%, 06/01/25 (Call 03/01/25)	1,700	1,817,538
5.20%, 03/01/47 (Call 09/01/46)	790	833,805
5.50%, 02/15/23 (Call 01/02/18)	3,050	3,134,149
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)	1,425	1,430,287
4.95%, 07/13/47 (Call 01/06/47)	1,000	1,014,340
7.50%, 09/01/23 (Call 06/01/23)	150	178,775
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	5,150	5,192,281
4.90%, 03/15/25 (Call 12/15/24)	511	549,954
6.13%, 02/01/41 (Call 08/01/40)	3,775	4,338,721
6.20%, 09/15/43 (Call 03/15/43)	50	58,874
6.65%, 10/01/36	1,150	1,390,304
6.85%, 10/15/37	1,000	1,237,520
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	2,500	2,502,650
3.61%, 02/15/25 (Call 11/15/24)	250	250,960
3.75%, 03/01/28 (Call 12/01/27)	5,700	5,671,386
4.68%, 02/15/45 (Call 08/15/44)	685	689,679
4.90%, 10/01/46 (Call 04/01/46)	50	51,790
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	2,935	2,927,193
2.85%, 01/31/23 (Call 10/31/22)	650	621,010
3.60%, 11/01/24 (Call 08/01/24)	3,043	2,948,850
3.65%, 06/01/22 (Call 03/01/22)	2,308	2,324,456
3.85%, 10/15/23 (Call 07/15/23)	1,710	1,702,219
4.50%, 12/15/26 (Call 09/15/26)	1,200	1,204,920
4.65%, 10/15/25 (Call 07/15/25)	6,700	6,839,226
4.70%, 06/15/44 (Call 12/15/43)	721	655,367
4.90%, 02/15/45 (Call 08/15/44)	1,115	1,039,581
5.00%, 02/01/21 (Call 11/01/20)	3,710	3,899,989
5.15%, 06/01/42 (Call 12/01/41)	1,455	1,401,049
6.50%, 05/01/18	1,047	1,063,993
6.65%, 01/15/37	1,009	1,153,287
8.75%, 05/01/19	640	694,912
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	1,435	1,449,895
5.00%, 03/15/27 (Call 09/15/26)	4,690	4,990,441
5.63%, 02/01/21 (Call 11/01/20)	9,075	9,762,068
5.63%, 04/15/23 (Call 01/15/23)	3,925	4,310,945
5.63%, 03/01/25 (Call 12/01/24)	9,576	10,538,771
5.75%, 05/15/24 (Call 02/15/24)	4,275	4,738,666
5.88%, 06/30/26 (Call 12/31/25)	4,400	4,929,056
6.25%, 03/15/22 (Call 12/15/21)	1,650	1,843,050
Southern Natural Gas Co. LLC 8.00%, 03/01/32	1,030	1,392,962
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	2,865	3,008,307

Security	Par (000)	Value
Pipelines (continued)
Spectra Energy Capital LLC 3.30%, 03/15/23 (Call 12/15/22)	$2,964	$2,968,357
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	725	712,972
3.50%, 03/15/25 (Call 12/15/24)	2,380	2,389,806
4.50%, 03/15/45 (Call 09/15/44)	3,560	3,599,018
4.60%, 06/15/21 (Call 03/15/21)	1,042	1,100,810
4.75%, 03/15/24 (Call 12/15/23)	75	81,336
5.95%, 09/25/43 (Call 03/25/43)	400	477,884
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	2,020	2,016,283
3.90%, 07/15/26 (Call 04/15/26)	1,240	1,221,078
4.00%, 10/01/27 (Call 07/01/27)	500	490,635
4.40%, 04/01/21 (Call 03/01/21)	10	10,457
4.65%, 02/15/22	2,236	2,363,519
5.30%, 04/01/44 (Call 10/01/43)	2,813	2,747,035
5.35%, 05/15/45 (Call 11/15/44)	1,655	1,624,101
5.95%, 12/01/25 (Call 09/01/25)	250	280,800
6.10%, 02/15/42	1,700	1,785,782
6.85%, 02/15/40	290	320,621
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	1,585	1,588,218
4.38%, 03/13/25 (Call 12/13/24)	1,225	1,274,073
4.65%, 06/15/21 (Call 03/15/21)	1,030	1,074,805
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/28	2,935	3,549,413
Texas Eastern Transmission LP 7.00%, 07/15/32	190	242,374
TransCanada PipeLines Ltd.
2.50%, 08/01/22	1,700	1,687,420
3.13%, 01/15/19	1,125	1,137,184
3.75%, 10/16/23 (Call 07/16/23)	1,750	1,833,352
3.80%, 10/01/20	1,045	1,084,041
4.63%, 03/01/34 (Call 12/01/33)	3,109	3,427,393
4.88%, 01/15/26 (Call 10/15/25)	2,945	3,299,431
5.00%, 10/16/43 (Call 04/16/43)	151	175,883
5.60%, 03/31/34	700	843,402
5.85%, 03/15/36	2,200	2,721,356
6.10%, 06/01/40	2,430	3,176,715
6.20%, 10/15/37	3,000	3,930,000
7.13%, 01/15/19	2,544	2,680,358
7.25%, 08/15/38	2,546	3,643,530
7.63%, 01/15/39	3,492	5,214,394
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)	5	5,174
5.40%, 08/15/41 (Call 02/15/41)	1,215	1,388,794
7.85%, 02/01/26 (Call 11/01/25)	3,675	4,723,441
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	3,750	3,835,500
4.65%, 07/01/26 (Call 04/01/26)	1,100	1,139,567
5.38%, 06/01/21 (Call 03/01/21)	2,700	2,873,043
5.45%, 04/01/44 (Call 10/01/43)	135	140,657
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	1,750	1,773,660
3.60%, 03/15/22 (Call 01/15/22)	3,282	3,357,125
3.75%, 06/15/27 (Call 03/15/27)	3,275	3,250,012
3.90%, 01/15/25 (Call 10/15/24)	2,450	2,495,055
4.00%, 11/15/21 (Call 08/15/21)	2,222	2,307,547
4.00%, 09/15/25 (Call 06/15/25)	3,890	3,975,152
4.13%, 11/15/20 (Call 08/15/20)	3,855	4,003,148
4.30%, 03/04/24 (Call 12/04/23)	3,498	3,667,583
4.90%, 01/15/45 (Call 07/15/44)	1,600	1,650,528

123

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pipelines (continued)
5.10%, 09/15/45 (Call 03/15/45)	$675	$721,386
5.25%, 03/15/20	1,375	1,457,706
5.40%, 03/04/44 (Call 09/04/43)	120	132,128
5.80%, 11/15/43 (Call 05/15/43)	1,003	1,156,188
6.30%, 04/15/40	4,513	5,446,063
Williams Partners LP/ACMP Finance Corp. 4.88%, 03/15/24 (Call 03/15/19)	2,750	2,871,962

		495,883,531
Real Estate — 0.0%
Brookfield Asset Management Inc. 4.00%, 01/15/25 (Call 10/15/24)	1,150	1,181,579
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	3,829	4,145,314
5.25%, 03/15/25 (Call 12/15/24)	2,050	2,253,913
Prologis LP
3.35%, 02/01/21 (Call 12/11/17)	163	168,591
3.75%, 11/01/25 (Call 08/01/25)	815	854,324
4.25%, 08/15/23 (Call 05/15/23)	1,750	1,881,145

		10,484,866
Real Estate Investment Trusts (REITs) — 0.7%
Alexandria Real Estate Equities Inc.
2.75%, 01/15/20 (Call 12/15/19)	1,000	1,005,070
3.90%, 06/15/23 (Call 03/15/23)	1,500	1,549,365
3.95%, 01/15/28 (Call 10/15/27)	300	306,132
4.30%, 01/15/26 (Call 10/15/25)	40	41,883
4.50%, 07/30/29 (Call 04/30/29)	20	21,234
4.60%, 04/01/22 (Call 01/01/22)	1,800	1,910,970
American Campus Communities Operating Partnership LP
3.35%, 10/01/20 (Call 09/01/20)	100	102,077
3.63%, 11/15/27 (Call 08/15/27)	75	74,358
3.75%, 04/15/23 (Call 01/15/23)	500	514,090
American Tower Corp.
2.25%, 01/15/22	1,740	1,701,250
2.80%, 06/01/20 (Call 05/01/20)	400	403,096
3.13%, 01/15/27 (Call 10/15/26)	2,225	2,137,691
3.30%, 02/15/21 (Call 01/15/21)	903	920,599
3.38%, 10/15/26 (Call 07/15/26)	1,085	1,065,589
3.40%, 02/15/19	2,765	2,798,899
3.45%, 09/15/21	1,106	1,132,621
3.50%, 01/31/23	4,050	4,139,586
3.55%, 07/15/27 (Call 04/15/27)	2,055	2,037,594
4.00%, 06/01/25 (Call 03/01/25)	4,325	4,463,573
4.40%, 02/15/26 (Call 11/15/25)	105	110,643
4.70%, 03/15/22	3,468	3,740,897
5.00%, 02/15/24	5,160	5,667,950
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	500	500,250
2.90%, 10/15/26 (Call 07/15/26)	1,000	973,090
2.95%, 09/15/22 (Call 06/15/22)	2,100	2,122,176
2.95%, 05/11/26 (Call 02/11/26)	1,125	1,098,922
3.35%, 05/15/27 (Call 02/15/27)	500	502,450
3.45%, 06/01/25 (Call 03/03/25)	1,365	1,397,023
3.50%, 11/15/25 (Call 08/15/25)	230	235,925
3.63%, 10/01/20 (Call 07/01/20)	190	196,088
3.95%, 01/15/21 (Call 10/15/20)	1,700	1,767,269
4.15%, 07/01/47 (Call 01/01/47)	500	514,355
4.20%, 12/15/23 (Call 09/16/23)	250	266,925

Security	Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	$250	$236,065
3.13%, 09/01/23 (Call 06/01/23)	4,375	4,419,537
3.65%, 02/01/26 (Call 11/03/25)	2,147	2,177,509
3.70%, 11/15/18 (Call 12/17/17)	2,856	2,890,358
3.80%, 02/01/24 (Call 11/01/23)	3,063	3,176,331
3.85%, 02/01/23 (Call 11/01/22)	1,626	1,700,650
4.13%, 05/15/21 (Call 02/15/21)	1,307	1,370,912
5.63%, 11/15/20 (Call 08/15/20)	675	731,322
5.88%, 10/15/19 (Call 07/17/19)	3,025	3,199,482
Brandywine Operating Partnership LP 3.95%, 11/15/27 (Call 08/15/27)	1,900	1,881,361
Brixmor Operating Partnership LP
3.88%, 08/15/22 (Call 06/15/22)	235	241,098
3.90%, 03/15/27 (Call 12/15/26)	4,775	4,712,304
4.13%, 06/15/26 (Call 03/15/26)	550	554,978
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	875	877,704
4.25%, 01/15/24 (Call 10/15/23)	1,150	1,209,363
4.63%, 06/15/21 (Call 03/15/21)	122	129,429
CBL & Associates LP
4.60%, 10/15/24 (Call 07/15/24)(d)	1,250	1,123,975
5.25%, 12/01/23 (Call 09/01/23)(d)	4,500	4,286,925
5.95%, 12/15/26 (Call 09/15/26)(d)	100	93,140
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 04/15/23	1,650	1,704,565
Columbia Property Trust Operating Partnership LP 3.65%, 08/15/26 (Call 05/15/26)	200	195,318
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)	2,250	2,257,807
3.70%, 06/15/21 (Call 04/15/21)	2,650	2,705,756
5.25%, 02/15/24 (Call 11/15/23)	940	1,013,386
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	1,291	1,269,427
3.20%, 09/01/24 (Call 07/01/24)	1,120	1,105,037
3.40%, 02/15/21 (Call 01/15/21)	2,470	2,528,020
3.65%, 09/01/27 (Call 06/01/27)	4,600	4,560,118
3.70%, 06/15/26 (Call 03/15/26)	1,105	1,103,453
4.00%, 03/01/27 (Call 12/01/26)	350	356,549
4.45%, 02/15/26 (Call 11/15/25)	1,600	1,679,264
4.75%, 05/15/47 (Call 11/15/46)	990	1,029,442
4.88%, 04/15/22	350	376,929
5.25%, 01/15/23	7,850	8,617,965
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)	500	477,000
4.38%, 12/15/23 (Call 09/15/23)	500	527,270
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	3,700	3,638,284
3.50%, 01/15/21 (Call 11/15/20)	20	20,245
3.63%, 02/01/25 (Call 11/01/24)	515	501,080
3.90%, 08/15/24 (Call 06/15/24)	1,000	997,920
4.25%, 02/01/26 (Call 11/01/25)	1,217	1,220,408
4.63%, 07/15/22 (Call 04/15/22)	150	157,245
4.70%, 06/01/27 (Call 03/01/27)	650	670,137
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)	1,000	1,023,070
3.63%, 10/01/22 (Call 07/03/22)	3,350	3,451,136
3.70%, 08/15/27 (Call 05/15/27)	500	502,920
4.75%, 10/01/25 (Call 07/01/25)	1,300	1,412,801
5.25%, 03/15/21 (Call 12/15/20)	1,850	1,989,638

124

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
Duke Realty LP
3.88%, 02/15/21 (Call 12/15/20)	$850	$880,260
3.88%, 10/15/22 (Call 07/15/22)	1,750	1,821,750
4.38%, 06/15/22 (Call 03/15/22)	2,875	3,053,250
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)	1,000	1,025,950
4.50%, 06/01/27 (Call 03/01/27)	2,000	2,017,800
4.75%, 12/15/26 (Call 09/15/26)	2,275	2,346,549
5.75%, 08/15/22 (Call 05/15/22)	625	683,800
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	346	347,214
2.85%, 11/01/26 (Call 08/01/26)	1,775	1,715,431
3.00%, 04/15/23 (Call 01/15/23)	50	50,616
3.38%, 06/01/25 (Call 03/01/25)	8	8,136
4.00%, 08/01/47 (Call 02/01/47)	250	250,060
4.50%, 07/01/44 (Call 01/01/44)	2,645	2,850,464
4.50%, 06/01/45 (Call 12/01/44)	720	778,277
4.63%, 12/15/21 (Call 09/15/21)	1,170	1,258,370
4.75%, 07/15/20 (Call 04/15/20)	5,865	6,195,903
Essex Portfolio LP
3.38%, 01/15/23 (Call 10/15/22)	220	222,913
3.38%, 04/15/26 (Call 01/15/26)	350	346,808
3.63%, 08/15/22 (Call 05/15/22)	750	772,155
3.63%, 05/01/27 (Call 02/01/27)	1,400	1,409,506
3.88%, 05/01/24 (Call 02/01/24)	550	570,460
5.20%, 03/15/21 (Call 12/15/20)	2,000	2,140,820
Federal Realty Investment Trust 4.50%, 12/01/44 (Call 06/01/44)	85	90,692
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	675	671,571
3.75%, 02/01/19 (Call 11/01/18)	1,475	1,494,912
3.88%, 08/15/24 (Call 05/17/24)	1,289	1,319,859
4.00%, 12/01/22 (Call 10/01/22)	150	156,797
4.00%, 06/01/25 (Call 03/01/25)	3,367	3,464,677
4.25%, 11/15/23 (Call 08/15/23)	9,948	10,459,825
5.38%, 02/01/21 (Call 11/03/20)	603	649,304
6.75%, 02/01/41 (Call 08/01/40)	240	315,588
Healthcare Realty Trust Inc.
3.63%, 01/15/28 (Call 10/15/27)	465	458,853
3.75%, 04/15/23 (Call 01/15/23)	800	815,472
5.75%, 01/15/21	825	908,383
Healthcare Trust of America Holdings LP 3.75%, 07/01/27 (Call 04/01/27)	1,025	1,021,699
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)	2,900	2,923,548
3.88%, 03/01/27 (Call 12/01/26)	2,000	2,006,440
Hospitality Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	450	439,677
4.50%, 06/15/23 (Call 12/15/22)	2,125	2,230,527
4.50%, 03/15/25 (Call 09/15/24)	750	778,073
4.65%, 03/15/24 (Call 09/15/23)	925	972,443
5.00%, 08/15/22 (Call 02/15/22)	3,000	3,211,590
5.25%, 02/15/26 (Call 08/15/25)	450	484,529
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	500	508,425
4.00%, 06/15/25 (Call 03/15/25)	4,855	4,949,527
5.25%, 03/15/22 (Call 12/15/21)	240	259,344
Series D, 3.75%, 10/15/23 (Call 07/15/23)	2,595	2,645,499
Series F, 4.50%, 02/01/26 (Call 11/01/25)	1,270	1,331,138
Hudson Pacific Properties LP 3.95%, 11/01/27	125	124,453

Security	Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	$3,000	$2,986,320
4.25%, 08/15/29 (Call 05/15/29)	840	867,695
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	700	678,195
2.80%, 10/01/26 (Call 07/01/26)	750	703,913
3.20%, 05/01/21 (Call 03/01/21)	1,035	1,052,605
3.30%, 02/01/25 (Call 12/01/24)	100	99,109
3.80%, 04/01/27 (Call 01/01/27)	1,000	1,007,350
4.25%, 04/01/45 (Call 10/01/44)	3,265	3,164,340
4.45%, 09/01/47 (Call 03/01/47)	325	325,419
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	1,050	1,119,121
4.75%, 10/01/20 (Call 07/01/20)	2,000	2,107,140
Lifestorage LP/CA 3.50%, 07/01/26 (Call 04/01/26)	250	241,853
Mid-America Apartments LP
3.60%, 06/01/27 (Call 03/01/27)	1,250	1,248,450
3.75%, 06/15/24 (Call 03/15/24)	200	205,016
4.30%, 10/15/23 (Call 07/15/23)	2,900	3,056,107
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)	220	220,427
3.50%, 10/15/27 (Call 07/15/27)	3,000	2,930,820
3.60%, 12/15/26 (Call 09/15/26)	250	247,250
3.90%, 06/15/24 (Call 03/15/24)	600	615,582
5.50%, 07/15/21 (Call 04/15/21)	700	759,150
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	1,500	1,525,305
4.50%, 01/15/25 (Call 10/15/24)	500	499,920
4.50%, 04/01/27 (Call 01/01/27)	2,455	2,410,638
4.75%, 01/15/28 (Call 10/15/27)(d)	2,060	2,042,222
4.95%, 04/01/24 (Call 01/01/24)	1,800	1,880,190
5.25%, 01/15/26 (Call 10/15/25)	1,010	1,053,905
Piedmont Operating Partnership LP 4.45%, 03/15/24 (Call 12/15/23)	850	885,947
Public Storage 3.09%, 09/15/27 (Call 06/15/27)	1,675	1,660,092
Rayonier Inc. 3.75%, 04/01/22 (Call 01/01/22)	650	657,800
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	10	9,508
3.88%, 07/15/24 (Call 04/15/24)	2,515	2,582,402
4.13%, 10/15/26 (Call 07/15/26)	615	637,915
4.65%, 08/01/23 (Call 05/01/23)	3,000	3,238,320
5.75%, 01/15/21 (Call 10/15/20)	75	81,511
6.75%, 08/15/19	300	322,797
Regency Centers Corp. 3.75%, 11/15/22 (Call 08/15/22)	200	205,162
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	700	715,540
3.90%, 11/01/25 (Call 08/01/25)	105	107,111
4.40%, 02/01/47 (Call 08/01/46)	1,250	1,272,750
Sabra Health Care LP/Sabra Capital Corp. 5.50%, 02/01/21 (Call 01/02/18)	50	51,549
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	975	983,307
4.50%, 02/01/25 (Call 11/01/24)	2,225	2,252,901
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	1,000	1,006,190
4.75%, 05/01/24 (Call 11/01/23)	3,000	3,134,610
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	1,250	1,252,887
2.35%, 01/30/22 (Call 10/30/21)	1,125	1,114,942

125

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
2.50%, 07/15/21 (Call 04/15/21)	$1,105	$1,108,845
2.63%, 06/15/22 (Call 03/15/22)	4,000	3,996,680
2.75%, 02/01/23 (Call 11/01/22)	2,227	2,227,935
3.30%, 01/15/26 (Call 10/15/25)	955	953,510
3.38%, 10/01/24 (Call 07/01/24)	3,808	3,888,958
3.38%, 06/15/27 (Call 03/15/27)	4,000	4,005,800
3.50%, 09/01/25 (Call 06/01/25)	150	153,549
3.75%, 02/01/24 (Call 11/01/23)	1,050	1,094,625
4.13%, 12/01/21 (Call 09/01/21)	2,200	2,325,246
4.25%, 10/01/44 (Call 04/01/44)	400	410,108
4.25%, 11/30/46 (Call 05/30/46)	1,625	1,679,714
4.38%, 03/01/21 (Call 12/01/20)	10,750	11,376,940
4.75%, 03/15/42 (Call 09/15/41)	3,164	3,484,861
6.75%, 02/01/40 (Call 11/01/39)	1,580	2,177,967
SL Green Operating Partnership LP 3.25%, 10/15/22 (Call 09/15/22)	1,150	1,148,585
SL Green Realty Corp. 4.50%, 12/01/22 (Call 09/01/22)	145	152,309
Spirit Realty LP 4.45%, 09/15/26 (Call 06/15/26)	1,000	994,410
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)	250	237,140
3.88%, 12/01/23 (Call 09/01/23)	2,650	2,678,222
UDR Inc.
3.50%, 07/01/27 (Call 04/01/27)	1,500	1,494,105
3.70%, 10/01/20 (Call 07/01/20)	200	205,824
4.00%, 10/01/25 (Call 07/01/25)	350	363,892
Series 0001, 4.63%, 01/10/22 (Call 10/10/21)	1,650	1,754,758
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	2,100	2,041,620
3.50%, 02/01/25 (Call 11/01/24)	550	554,059
3.75%, 05/01/24 (Call 02/01/24)	165	169,420
3.85%, 04/01/27 (Call 01/01/27)	950	964,830
4.13%, 01/15/26 (Call 10/15/25)	2,405	2,493,167
4.38%, 02/01/45 (Call 08/01/44)	30	30,351
5.70%, 09/30/43 (Call 03/30/43)	725	872,139
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	373	374,634
3.25%, 08/15/22 (Call 05/15/22)	25	25,317
4.25%, 03/01/22 (Call 12/01/21)	4,468	4,689,389
4.75%, 06/01/21 (Call 03/01/21)	3,520	3,738,522
VEREIT Operating Partnership LP
3.00%, 02/06/19 (Call 01/06/19)	1,042	1,048,658
3.95%, 08/15/27 (Call 05/15/27)	1,750	1,731,765
4.13%, 06/01/21 (Call 05/01/21)	1,550	1,611,829
4.88%, 06/01/26 (Call 03/01/26)	3,025	3,220,112
Vornado Realty LP
2.50%, 06/30/19 (Call 05/30/19)	200	200,036
5.00%, 01/15/22 (Call 10/15/21)	2,000	2,153,940
Washington REIT 4.95%, 10/01/20 (Call 04/01/20)	1,750	1,833,440
Weingarten Realty Investors
3.25%, 08/15/26 (Call 05/15/26)	325	312,566
4.45%, 01/15/24 (Call 10/15/23)	1,000	1,050,450
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)	250	258,678
4.00%, 06/01/25 (Call 03/01/25)	2,387	2,469,781
4.13%, 04/01/19 (Call 01/01/19)	1,853	1,891,283
4.25%, 04/01/26 (Call 01/01/26)	525	550,284
4.50%, 01/15/24 (Call 10/15/23)	350	374,077
4.95%, 01/15/21 (Call 10/15/20)	2,200	2,344,958
5.13%, 03/15/43 (Call 09/15/42)	890	980,549

Security	Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
5.25%, 01/15/22 (Call 10/15/21)	$1,508	$1,643,102
6.13%, 04/15/20	600	650,622
6.50%, 03/15/41 (Call 09/15/40)	2,880	3,702,355
Weyerhaeuser Co.
3.25%, 03/15/23 (Call 12/15/22)	1,675	1,692,989
4.70%, 03/15/21 (Call 12/15/20)	1,750	1,850,485
6.88%, 12/15/33	3,236	4,210,910
6.95%, 10/01/27	460	579,370
7.38%, 03/15/32	2,145	2,949,847
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	300	302,853
4.60%, 04/01/24 (Call 01/01/24)	1,434	1,498,301

		363,165,564
Retail — 0.9%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	1,250	1,312,975
4.50%, 12/01/23 (Call 09/01/23)	1,000	1,048,520
5.75%, 05/01/20	125	133,450
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	810	822,328
4.50%, 10/01/25 (Call 07/01/25)	4,420	4,635,431
AutoZone Inc.
1.63%, 04/21/19(d)	205	203,323
2.88%, 01/15/23 (Call 10/15/22)	750	745,635
3.13%, 07/15/23 (Call 04/15/23)	1,000	1,002,920
3.13%, 04/21/26 (Call 01/21/26)	645	624,986
3.25%, 04/15/25 (Call 01/15/25)	1,545	1,536,781
3.70%, 04/15/22 (Call 01/15/22)	950	982,946
3.75%, 06/01/27 (Call 03/01/27)	375	377,700
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)(d)	2,780	2,463,386
5.17%, 08/01/44 (Call 02/01/44)	2,052	1,739,480
Best Buy Co. Inc. 5.50%, 03/15/21 (Call 12/15/20)(d)	2,250	2,424,532
Costco Wholesale Corp.
1.70%, 12/15/19	6,140	6,103,099
1.75%, 02/15/20	675	670,444
2.15%, 05/18/21 (Call 04/18/21)	1,700	1,692,027
2.25%, 02/15/22	1,830	1,820,319
2.30%, 05/18/22 (Call 04/18/22)	1,060	1,054,329
3.00%, 05/18/27 (Call 02/18/27)	2,000	1,992,040
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	2,450	2,398,672
2.25%, 12/05/18 (Call 11/05/18)	3,704	3,710,000
2.25%, 08/12/19 (Call 07/12/19)	3,125	3,120,656
2.75%, 12/01/22 (Call 09/01/22)	4,900	4,825,422
2.80%, 07/20/20 (Call 06/20/20)	3,620	3,644,290
2.88%, 06/01/26 (Call 03/01/26)	550	520,691
3.38%, 08/12/24 (Call 05/12/24)	3,153	3,160,441
3.50%, 07/20/22 (Call 05/20/22)	6,614	6,735,962
3.88%, 07/20/25 (Call 04/20/25)	13,427	13,727,496
4.00%, 12/05/23 (Call 09/05/23)	3,050	3,175,965
4.13%, 05/15/21 (Call 02/15/21)	250	260,598
4.88%, 07/20/35 (Call 01/20/35)	10,360	11,217,394
5.13%, 07/20/45 (Call 01/20/45)	5,913	6,494,130
5.30%, 12/05/43 (Call 06/05/43)	195	220,036
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	1,150	1,165,997
6.80%, 10/15/37	1,580	2,081,271

126

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Retail (continued)
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	$720	$729,101
3.88%, 04/15/27 (Call 01/15/27)	2,500	2,594,000
4.15%, 11/01/25 (Call 08/01/25)	1,100	1,161,875
Home Depot Inc. (The)
1.80%, 06/05/20	1,550	1,539,786
2.00%, 06/15/19 (Call 05/15/19)	2,271	2,275,315
2.00%, 04/01/21 (Call 03/01/21)	2,514	2,492,178
2.13%, 09/15/26 (Call 06/15/26)	1,200	1,121,052
2.63%, 06/01/22 (Call 05/01/22)	3,671	3,693,173
2.70%, 04/01/23 (Call 01/01/23)	1,402	1,412,249
2.80%, 09/14/27 (Call 06/14/27)	1,500	1,468,710
3.00%, 04/01/26 (Call 01/01/26)	3,130	3,125,117
3.35%, 09/15/25 (Call 06/15/25)	3,125	3,216,812
3.50%, 09/15/56 (Call 03/15/56)	1,804	1,677,792
3.75%, 02/15/24 (Call 11/15/23)	4,235	4,465,215
3.90%, 06/15/47 (Call 12/15/46)	2,100	2,159,871
4.20%, 04/01/43 (Call 10/01/42)	6,025	6,451,751
4.25%, 04/01/46 (Call 10/01/45)	5,700	6,186,780
4.40%, 04/01/21 (Call 01/01/21)	9,018	9,593,348
4.40%, 03/15/45 (Call 09/15/44)	3,715	4,089,472
4.88%, 02/15/44 (Call 08/15/43)	2,525	2,974,576
5.40%, 09/15/40 (Call 03/15/40)	1,124	1,395,480
5.88%, 12/16/36	4,730	6,271,460
5.95%, 04/01/41 (Call 10/01/40)	3,275	4,342,421
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)	800	823,336
4.25%, 07/17/25 (Call 04/17/25)(d)	710	721,225
4.75%, 12/15/23 (Call 09/15/23)	3,400	3,549,226
5.55%, 07/17/45 (Call 01/17/45)	1,297	1,259,945
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	3,480	3,315,083
3.10%, 05/03/27 (Call 02/03/27)	5,825	5,785,856
3.12%, 04/15/22 (Call 01/15/22)	2,575	2,639,787
3.13%, 09/15/24 (Call 06/15/24)	3,250	3,301,577
3.38%, 09/15/25 (Call 06/15/25)	2,828	2,888,689
3.70%, 04/15/46 (Call 10/15/45)	4,825	4,711,516
3.75%, 04/15/21 (Call 01/15/21)	3,000	3,131,640
3.80%, 11/15/21 (Call 08/15/21)	920	964,804
4.05%, 05/03/47 (Call 11/03/46)	3,450	3,570,784
4.38%, 09/15/45 (Call 03/15/45)	2,904	3,151,043
4.63%, 04/15/20 (Call 10/15/19)	475	496,613
4.65%, 04/15/42 (Call 10/15/41)	1,735	1,936,000
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)(d)	955	875,993
3.63%, 06/01/24 (Call 03/01/24)(d)	2,071	1,937,068
3.88%, 01/15/22 (Call 10/15/21)(d)	2,420	2,405,964
4.30%, 02/15/43 (Call 08/15/42)	1,013	781,408
4.38%, 09/01/23 (Call 06/01/23)(d)	1,150	1,120,744
4.50%, 12/15/34 (Call 06/15/34)	3,425	2,823,193
5.13%, 01/15/42 (Call 07/15/41)	920	793,518
6.38%, 03/15/37	2,385	2,383,855
6.65%, 07/15/24	720	779,249
6.70%, 07/15/34	715	721,885
6.90%, 04/01/29	1,850	1,951,454
6.90%, 01/15/32	30	31,301
McDonald’s Corp.
2.10%, 12/07/18	933	934,726
2.20%, 05/26/20 (Call 04/26/20)	2,920	2,918,336
2.63%, 01/15/22	3,200	3,214,016

Security	Par (000)	Value
Retail (continued)
2.75%, 12/09/20 (Call 11/09/20)	$1,860	$1,882,041
3.38%, 05/26/25 (Call 02/26/25)	1,808	1,846,782
3.50%, 03/01/27 (Call 12/01/26)	3,050	3,121,400
3.63%, 05/20/21	808	840,401
3.63%, 05/01/43	625	590,425
3.70%, 01/30/26 (Call 10/30/25)	6,965	7,238,098
3.70%, 02/15/42	2,426	2,326,946
4.45%, 03/01/47 (Call 09/01/46)	2,150	2,305,746
4.60%, 05/26/45 (Call 11/26/44)	2,775	3,035,489
4.70%, 12/09/35 (Call 06/09/35)	855	953,983
4.88%, 07/15/40	175	197,141
4.88%, 12/09/45 (Call 06/09/45)	3,773	4,271,564
5.00%, 02/01/19	1,000	1,033,740
6.30%, 10/15/37	2,035	2,669,615
6.30%, 03/01/38	2,603	3,418,155
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	2,120	2,185,338
4.00%, 03/15/27 (Call 12/15/26)	1,400	1,388,604
4.75%, 05/01/20	4,755	4,963,982
5.00%, 01/15/44 (Call 07/15/43)	1,653	1,559,010
6.95%, 03/15/28	2,350	2,676,744
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)(d)	605	609,047
3.80%, 09/01/22 (Call 06/01/22)	200	209,518
3.85%, 06/15/23 (Call 03/15/23)	1,750	1,825,793
4.63%, 09/15/21 (Call 06/15/21)	1,100	1,170,851
4.88%, 01/14/21 (Call 10/14/20)	10	10,617
QVC Inc.
3.13%, 04/01/19	200	201,290
4.38%, 03/15/23	1,973	2,033,038
4.85%, 04/01/24	1,450	1,517,991
5.13%, 07/02/22	3,240	3,442,079
5.45%, 08/15/34 (Call 02/15/34)	2,295	2,269,319
5.95%, 03/15/43	415	409,987
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	2,355	2,358,839
2.10%, 02/04/21 (Call 01/04/21)	5,650	5,617,343
2.20%, 11/22/20	905	904,294
2.45%, 06/15/26 (Call 03/15/26)	1,765	1,696,712
3.75%, 12/01/47 (Call 06/01/47)	890	886,618
3.85%, 10/01/23 (Call 07/01/23)	1,850	1,966,772
4.30%, 06/15/45 (Call 12/15/44)	1,020	1,113,269
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	1,470	1,461,371
4.13%, 07/15/27 (Call 04/15/27)	1,955	1,957,170
4.25%, 04/01/25 (Call 01/01/25)	500	514,135
Target Corp.
2.30%, 06/26/19	1,473	1,480,468
2.50%, 04/15/26(d)	1,950	1,859,208
2.90%, 01/15/22	3,400	3,460,554
3.50%, 07/01/24	5,792	6,005,204
3.63%, 04/15/46	7,990	7,550,310
3.88%, 07/15/20	910	949,749
3.90%, 11/15/47 (Call 05/15/47)	2,175	2,149,052
4.00%, 07/01/42	2,708	2,733,157
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	6,650	6,216,885
2.50%, 05/15/23 (Call 02/15/23)	1,225	1,214,943

127

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Retail (continued)
Walgreen Co.
3.10%, 09/15/22	$4,865	$4,892,244
4.40%, 09/15/42	400	395,496
5.25%, 01/15/19	725	748,345
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	4,740	4,772,659
3.30%, 11/18/21 (Call 09/18/21)	2,800	2,850,596
3.45%, 06/01/26 (Call 03/01/26)	2,855	2,801,526
3.80%, 11/18/24 (Call 08/18/24)	1,933	1,976,029
4.50%, 11/18/34 (Call 05/18/34)	3,980	4,106,405
4.65%, 06/01/46 (Call 12/01/45)	320	330,720
4.80%, 11/18/44 (Call 05/18/44)	7,312	7,669,630
Wal-Mart Stores Inc.
1.90%, 12/15/20	6,000	5,956,740
1.95%, 12/15/18	7,200	7,213,176
2.35%, 12/15/22 (Call 11/15/22)	6,250	6,209,875
2.55%, 04/11/23 (Call 01/11/23)	3,620	3,627,457
2.65%, 12/15/24 (Call 10/15/24)	4,000	3,977,240
3.25%, 10/25/20	1,525	1,573,831
3.30%, 04/22/24 (Call 01/22/24)	5,451	5,677,489
3.63%, 07/08/20	2,450	2,545,035
3.63%, 12/15/47 (Call 06/15/47)	3,355	3,457,596
4.00%, 04/11/43 (Call 10/11/42)	6,527	7,089,497
4.13%, 02/01/19	700	717,864
4.25%, 04/15/21	2,824	3,005,583
4.30%, 04/22/44 (Call 10/22/43)	2,675	3,045,996
5.00%, 10/25/40	2,000	2,465,360
5.25%, 09/01/35	650	814,437
5.88%, 04/05/27	55	68,492
6.20%, 04/15/38	1,000	1,390,030
7.55%, 02/15/30	500	725,785

		444,608,960
Savings & Loans — 0.0%
People’s United Financial Inc. 3.65%, 12/06/22 (Call 09/06/22)	1,600	1,642,992

Semiconductors — 0.4%
Altera Corp. 4.10%, 11/15/23	1,075	1,156,635
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	1,340	1,331,089
3.50%, 12/05/26 (Call 09/05/26)	990	997,920
3.90%, 12/15/25 (Call 09/15/25)	2,800	2,921,884
4.50%, 12/05/36 (Call 06/05/36)	400	420,360
5.30%, 12/15/45 (Call 06/15/45)	325	379,896
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	1,135	1,146,429
3.30%, 04/01/27 (Call 01/01/27)	2,141	2,171,381
3.90%, 10/01/25 (Call 07/01/25)	965	1,027,609
4.30%, 06/15/21	900	956,799
4.35%, 04/01/47 (Call 10/01/46)	2,095	2,300,415
5.10%, 10/01/35 (Call 04/01/35)	1,250	1,491,887
5.85%, 06/15/41	2,212	2,863,102
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21(c)	4,100	3,991,022
2.38%, 01/15/20(c)	10,005	9,919,257
2.65%, 01/15/23 (Call 12/15/22)(c)	3,300	3,165,393
3.00%, 01/15/22 (Call 12/15/21)(c)	11,550	11,414,749
3.13%, 01/15/25 (Call 11/15/24)(c)	3,140	2,986,768
3.50%, 01/15/28 (Call 10/15/27)(c)	325	307,613

Security	Par (000)	Value
Semiconductors (continued)
3.63%, 01/15/24 (Call 11/15/23)(c)	$3,590	$3,555,572
3.88%, 01/15/27 (Call 10/15/26)(c)	11,150	10,935,362
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	170	166,976
1.85%, 05/11/20	1,170	1,163,460
2.35%, 05/11/22 (Call 04/11/22)	1,250	1,243,850
2.45%, 07/29/20	2,640	2,662,097
2.60%, 05/19/26 (Call 02/19/26)	2,500	2,432,075
2.70%, 12/15/22	4,084	4,111,118
2.88%, 05/11/24 (Call 03/11/24)	1,821	1,831,616
3.10%, 07/29/22	1,847	1,893,969
3.15%, 05/11/27 (Call 02/11/27)	1,725	1,748,701
3.30%, 10/01/21	8,098	8,381,754
3.70%, 07/29/25 (Call 04/29/25)	5,460	5,743,975
4.00%, 12/15/32	755	822,414
4.10%, 05/19/46 (Call 11/19/45)	2,550	2,715,444
4.10%, 05/11/47 (Call 11/11/46)	2,425	2,593,222
4.25%, 12/15/42	1,055	1,159,023
4.80%, 10/01/41	2,034	2,436,081
4.90%, 07/29/45 (Call 01/29/45)	9,440	11,320,637
KLA-Tencor Corp.
3.38%, 11/01/19 (Call 10/01/19)	190	193,808
4.13%, 11/01/21 (Call 09/01/21)	950	992,256
4.65%, 11/01/24 (Call 08/01/24)	2,910	3,154,789
5.65%, 11/01/34 (Call 07/01/34)	1,005	1,153,348
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	350	353,052
2.80%, 06/15/21 (Call 05/15/21)	3,516	3,540,964
3.80%, 03/15/25 (Call 12/15/24)	1,315	1,364,181
Maxim Integrated Products Inc. 3.38%, 03/15/23 (Call 12/15/22)	4,067	4,110,924
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	470	464,666
3.20%, 09/16/26 (Call 06/16/26)	1,090	1,089,706
QUALCOMM Inc.
1.40%, 05/18/18	2,505	2,500,316
1.85%, 05/20/19	2,315	2,302,962
2.10%, 05/20/20	1,455	1,443,345
2.25%, 05/20/20	3,340	3,307,335
2.60%, 01/30/23 (Call 12/30/22)	1,025	993,574
2.90%, 05/20/24 (Call 03/20/24)	975	943,235
3.00%, 05/20/22	8,111	8,098,590
3.25%, 05/20/27 (Call 02/20/27)	4,800	4,610,640
3.45%, 05/20/25 (Call 02/20/25)	3,950	3,939,295
4.30%, 05/20/47 (Call 11/20/46)	1,675	1,599,256
4.65%, 05/20/35 (Call 11/20/34)	4,335	4,536,664
4.80%, 05/20/45 (Call 11/20/44)	5,795	5,966,648
Texas Instruments Inc.
1.65%, 08/03/19	275	273,493
1.75%, 05/01/20 (Call 04/01/20)	2,150	2,131,768
2.63%, 05/15/24 (Call 03/15/24)	730	723,415
2.75%, 03/12/21 (Call 02/12/21)	1,875	1,903,444
2.90%, 11/03/27 (Call 08/03/27)	1,215	1,202,558
Xilinx Inc.
2.13%, 03/15/19	975	974,240
2.95%, 06/01/24 (Call 04/01/24)	1,205	1,194,637
3.00%, 03/15/21	1,655	1,672,543

		184,603,206

128

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Software — 0.7%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)	$1,820	$1,797,760
3.40%, 09/15/26 (Call 06/15/26)	1,000	1,005,460
3.40%, 06/15/27 (Call 03/15/27)	250	250,902
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	1,361	1,395,324
4.75%, 02/01/20	340	358,391
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	3,250	3,207,912
3.60%, 12/15/22 (Call 09/15/22)	1,825	1,868,855
4.38%, 06/15/25 (Call 03/15/25)	2,540	2,688,539
Broadridge Financial Solutions Inc.
3.40%, 06/27/26 (Call 03/27/26)	1,125	1,115,235
3.95%, 09/01/20	1,750	1,814,137
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	1,700	1,718,819
4.50%, 08/15/23 (Call 05/15/23)	3,710	3,901,510
4.70%, 03/15/27 (Call 12/15/26)	1,250	1,305,637
5.38%, 12/01/19	750	788,767
Cadence Design Systems Inc. 4.38%, 10/15/24 (Call 07/15/24)	1,100	1,167,562
Citrix Systems Inc. 4.50%, 12/01/27 (Call 09/01/27)	2,000	2,019,820
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	1,080	1,113,005
4.80%, 03/01/26 (Call 12/01/25)	1,845	2,024,186
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	900	865,179
3.50%, 04/15/23 (Call 01/15/23)	3,869	3,960,231
3.63%, 10/15/20 (Call 09/15/20)	1,737	1,786,661
3.88%, 06/05/24 (Call 03/05/24)	100	103,606
4.50%, 10/15/22 (Call 08/15/22)	1,000	1,069,840
4.50%, 08/15/46 (Call 02/15/46)	500	514,340
5.00%, 10/15/25 (Call 07/15/25)	7,896	8,704,077
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	2,300	2,366,148
4.75%, 06/15/21	1,000	1,069,460
Microsoft Corp.
1.10%, 08/08/19	6,200	6,115,866
1.55%, 08/08/21 (Call 07/08/21)	5,350	5,210,793
1.63%, 12/06/18	690	688,951
1.85%, 02/06/20	2,100	2,094,204
1.85%, 02/12/20 (Call 01/12/20)	6,203	6,177,816
2.00%, 11/03/20 (Call 10/03/20)	6,267	6,247,948
2.00%, 08/08/23 (Call 06/08/23)	4,220	4,086,353
2.13%, 11/15/22	1,950	1,920,555
2.38%, 02/12/22 (Call 01/12/22)	6,340	6,342,029
2.38%, 05/01/23 (Call 02/01/23)	1,700	1,681,844
2.40%, 02/06/22 (Call 01/06/22)	4,335	4,338,555
2.40%, 08/08/26 (Call 05/08/26)	6,841	6,581,247
2.65%, 11/03/22 (Call 09/03/22)	4,310	4,347,928
2.70%, 02/12/25 (Call 11/12/24)	7,084	7,058,498
2.88%, 02/06/24 (Call 12/06/23)	3,365	3,404,169
3.00%, 10/01/20	900	922,302
3.13%, 11/03/25 (Call 08/03/25)	7,445	7,607,673
3.30%, 02/06/27 (Call 11/06/26)	3,500	3,602,270
3.45%, 08/08/36 (Call 02/08/36)	1,555	1,572,105
3.50%, 02/12/35 (Call 08/12/34)	7,540	7,688,613
3.50%, 11/15/42	4,307	4,279,435
3.63%, 12/15/23 (Call 09/15/23)	2,625	2,767,196
3.70%, 08/08/46 (Call 02/08/46)	6,170	6,273,718

Security	Par (000)	Value
Software (continued)
3.75%, 05/01/43 (Call 11/01/42)	$360	$367,222
3.75%, 02/12/45 (Call 08/12/44)	5,686	5,829,856
3.95%, 08/08/56 (Call 02/08/56)	5,325	5,520,694
4.00%, 02/08/21	4,050	4,269,348
4.00%, 02/12/55 (Call 08/12/54)	1,741	1,826,500
4.10%, 02/06/37 (Call 08/06/36)	6,649	7,304,591
4.20%, 06/01/19	4,810	4,971,135
4.20%, 11/03/35 (Call 05/03/35)	5,028	5,593,851
4.45%, 11/03/45 (Call 05/03/45)	7,471	8,535,244
4.50%, 10/01/40	2,190	2,511,010
4.50%, 02/06/57 (Call 08/06/56)	2,740	3,139,547
4.75%, 11/03/55 (Call 05/03/55)	3,400	4,058,512
4.88%, 12/15/43 (Call 06/15/43)	1,140	1,369,208
5.20%, 06/01/39	2,925	3,647,212
5.30%, 02/08/41	1,590	2,008,456
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)	5,250	5,830,072
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	11,167	10,995,475
2.25%, 10/08/19	3,954	3,971,912
2.38%, 01/15/19	8,385	8,425,416
2.40%, 09/15/23 (Call 07/15/23)	4,175	4,109,494
2.50%, 05/15/22 (Call 03/15/22)	8,200	8,215,744
2.50%, 10/15/22	9,278	9,260,465
2.63%, 02/15/23 (Call 01/15/23)	5,000	5,004,200
2.65%, 07/15/26 (Call 04/15/26)	7,885	7,639,776
2.80%, 07/08/21	1,300	1,322,256
2.95%, 11/15/24 (Call 09/15/24)	4,000	4,015,920
2.95%, 05/15/25 (Call 02/15/25)	5,236	5,243,959
3.25%, 11/15/27 (Call 08/15/27)	3,000	3,034,950
3.25%, 05/15/30 (Call 02/15/30)	7,248	7,291,271
3.40%, 07/08/24 (Call 04/08/24)	2,418	2,503,380
3.63%, 07/15/23	600	629,760
3.85%, 07/15/36 (Call 01/15/36)	2,928	3,025,473
3.88%, 07/15/20	300	313,383
3.90%, 05/15/35 (Call 11/15/34)	1,786	1,854,582
4.00%, 07/15/46 (Call 01/15/46)	6,720	6,924,490
4.13%, 05/15/45 (Call 11/15/44)	4,224	4,426,879
4.30%, 07/08/34 (Call 01/08/34)	4,434	4,829,690
4.38%, 05/15/55 (Call 11/15/54)	4,930	5,293,144
4.50%, 07/08/44 (Call 01/08/44)	427	474,824
5.00%, 07/08/19	6,695	7,005,715
5.38%, 07/15/40	4,515	5,548,574
6.13%, 07/08/39	3,240	4,378,374
6.50%, 04/15/38	3,420	4,776,646
VMware Inc.
2.30%, 08/21/20	2,385	2,369,116
2.95%, 08/21/22 (Call 07/21/22)	3,455	3,432,508
3.90%, 08/21/27 (Call 05/21/27)	3,015	3,028,537

		357,119,802
Telecommunications — 1.4%
America Movil SAB de CV
3.13%, 07/16/22	4,150	4,213,869
4.38%, 07/16/42	3,450	3,600,420
5.00%, 03/30/20	7,950	8,409,112
6.13%, 11/15/37	2,500	3,079,550
6.13%, 03/30/40	1,700	2,129,828
6.38%, 03/01/35	998	1,251,911
AT&T Corp. 8.25%, 11/15/31	1,656	2,323,716

129

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Telecommunications (continued)
AT&T Inc.
2.30%, 03/11/19	$5,715	$5,722,944
2.45%, 06/30/20 (Call 05/30/20)	6,664	6,649,206
2.63%, 12/01/22 (Call 09/01/22)	2,965	2,911,778
2.80%, 02/17/21 (Call 01/17/21)	1,500	1,507,095
2.85%, 02/14/23 (Call 01/14/23)	1,580	1,567,802
3.00%, 02/15/22	3,034	3,043,041
3.00%, 06/30/22 (Call 04/30/22)	16,861	16,858,639
3.20%, 03/01/22 (Call 02/01/22)	1,100	1,113,178
3.40%, 08/14/24 (Call 06/14/24)	1,750	1,740,935
3.40%, 05/15/25 (Call 02/15/25)	10,982	10,797,722
3.60%, 02/17/23 (Call 12/17/22)	3,169	3,241,000
3.80%, 03/15/22	2,963	3,063,209
3.80%, 03/01/24 (Call 01/01/24)	1,127	1,151,287
3.88%, 08/15/21	6,195	6,425,082
3.90%, 03/11/24 (Call 12/11/23)	5,714	5,861,707
3.90%, 08/14/27 (Call 05/14/27)	12,025	11,918,819
3.95%, 01/15/25 (Call 10/15/24)	1,820	1,855,417
4.13%, 02/17/26 (Call 11/17/25)	5,090	5,181,366
4.25%, 03/01/27 (Call 12/01/26)	3,925	4,012,645
4.30%, 12/15/42 (Call 06/15/42)	5,111	4,715,562
4.35%, 06/15/45 (Call 12/15/44)	10,677	9,660,123
4.45%, 05/15/21	9,170	9,706,445
4.45%, 04/01/24 (Call 01/01/24)	3,009	3,175,398
4.50%, 05/15/35 (Call 11/15/34)	3,180	3,092,868
4.50%, 03/09/48 (Call 09/09/47)	20,302	18,594,196
4.55%, 03/09/49 (Call 09/09/48)	11,087	10,220,107
4.60%, 02/15/21 (Call 11/15/20)	2,292	2,418,518
4.75%, 05/15/46 (Call 11/15/45)	9,322	8,886,103
4.80%, 06/15/44 (Call 12/15/43)	7,015	6,794,799
4.90%, 08/14/37 (Call 02/14/37)	2,883	2,873,947
5.00%, 03/01/21	12,215	13,073,592
5.15%, 03/15/42	4,519	4,566,404
5.15%, 02/14/50 (Call 08/14/49)	6,875	6,814,431
5.20%, 03/15/20	4,975	5,268,973
5.25%, 03/01/37 (Call 09/01/36)	2,203	2,297,971
5.30%, 08/14/58 (Call 02/14/58)	909	899,783
5.35%, 09/01/40	3,712	3,853,056
5.45%, 03/01/47 (Call 09/01/46)	755	794,366
5.55%, 08/15/41	3,990	4,272,332
5.65%, 02/15/47 (Call 08/15/46)	3,510	3,828,182
5.70%, 03/01/57 (Call 09/01/56)(d)	563	601,278
5.80%, 02/15/19	2,616	2,724,983
5.88%, 10/01/19	3,850	4,102,984
6.00%, 08/15/40 (Call 05/15/40)	3,096	3,484,641
6.30%, 01/15/38	566	668,627
6.35%, 03/15/40	650	757,237
6.38%, 03/01/41	5,825	6,746,573
6.50%, 09/01/37	1,705	2,032,462
6.55%, 02/15/39	1,090	1,306,420
BellSouth LLC
6.00%, 11/15/34	100	110,258
6.55%, 06/15/34	250	292,825
British Telecommunications PLC
2.35%, 02/14/19	2,925	2,932,020
9.13%, 12/15/30	7,863	11,661,773
Cisco Systems Inc.
1.40%, 09/20/19	900	890,775
1.60%, 02/28/19	2,375	2,365,120
1.85%, 09/20/21 (Call 08/20/21)	3,490	3,423,655

Security	Par (000)	Value
Telecommunications (continued)
2.13%, 03/01/19	$1,986	$1,990,091
2.20%, 02/28/21	2,536	2,527,809
2.20%, 09/20/23 (Call 07/20/23)	2,250	2,194,403
2.45%, 06/15/20	18,050	18,189,707
2.50%, 09/20/26 (Call 06/20/26)	3,200	3,084,608
2.60%, 02/28/23	2,000	2,002,000
2.90%, 03/04/21	1,010	1,029,301
2.95%, 02/28/26	4,949	4,946,377
3.00%, 06/15/22	540	551,097
3.50%, 06/15/25	4,840	5,065,592
3.63%, 03/04/24	3,200	3,377,024
4.45%, 01/15/20	5,775	6,054,452
4.95%, 02/15/19	7,400	7,660,850
5.50%, 01/15/40	4,380	5,677,794
5.90%, 02/15/39	2,755	3,669,908
Deutsche Telekom International Finance BV
6.00%, 07/08/19	450	476,271
8.75%, 06/15/30	8,337	12,226,044
9.25%, 06/01/32	100	156,197
Emirates Telecommunications Group Co. PJSC 3.50%, 06/18/24(h)	1,000	1,023,590
Juniper Networks Inc.
3.13%, 02/26/19	1,100	1,110,472
4.35%, 06/15/25 (Call 03/15/25)	500	515,360
4.50%, 03/15/24	3,600	3,768,228
4.60%, 03/15/21	1,900	2,002,771
5.95%, 03/15/41	1,340	1,505,838
Koninklijke KPN NV 8.38%, 10/01/30	455	626,439
Motorola Solutions Inc.
3.50%, 09/01/21	1,900	1,936,423
3.50%, 03/01/23	1,812	1,822,818
3.75%, 05/15/22	6,240	6,385,954
4.00%, 09/01/24	1,506	1,532,566
5.50%, 09/01/44	500	506,510
7.50%, 05/15/25	1,125	1,354,714
New Cingular Wireless Services Inc. 8.75%, 03/01/31	1,325	1,891,835
Orange SA
1.63%, 11/03/19	1,485	1,468,234
2.75%, 02/06/19	4,650	4,683,666
4.13%, 09/14/21	1,850	1,961,592
5.38%, 07/08/19	5,518	5,790,534
5.38%, 01/13/42	2,050	2,431,075
5.50%, 02/06/44 (Call 08/06/43)	140	170,164
9.00%, 03/01/31	7,247	10,780,057
Pacific Bell Telephone Co. 7.13%, 03/15/26	5,425	6,613,292
Qwest Corp.
6.75%, 12/01/21	3,090	3,308,000
6.88%, 09/15/33 (Call 01/02/18)	3,913	3,676,850
7.13%, 11/15/43 (Call 01/02/18)(d)	105	96,244
7.25%, 09/15/25	2,860	3,063,146
7.25%, 10/15/35 (Call 01/02/18)	25	23,487
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	2,600	2,513,160
3.00%, 03/15/23 (Call 12/15/22)	650	649,610
3.63%, 12/15/25 (Call 09/15/25)	865	882,041
4.10%, 10/01/23 (Call 07/01/23)	1,035	1,089,565
4.50%, 03/15/43 (Call 09/15/42)	1,485	1,560,379
5.00%, 03/15/44 (Call 09/15/43)	4,675	5,307,527
5.45%, 10/01/43 (Call 04/01/43)	1,975	2,350,290
7.50%, 08/15/38	965	1,347,111

130

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Telecommunications (continued)
Telefonica Emisiones SAU
4.10%, 03/08/27	$3,340	$3,416,686
4.57%, 04/27/23	550	593,665
5.13%, 04/27/20	4,600	4,885,338
5.21%, 03/08/47	6,725	7,380,620
5.46%, 02/16/21	3,458	3,740,415
5.88%, 07/15/19	1,000	1,055,560
7.05%, 06/20/36	6,630	8,732,439
Telefonica Europe BV 8.25%, 09/15/30	602	841,024
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	2,195	2,083,779
3.70%, 09/15/27 (Call 06/15/27)	3,200	3,266,112
Verizon Communications Inc.
1.75%, 08/15/21	2,515	2,448,453
2.45%, 11/01/22 (Call 08/01/22)	3,300	3,242,943
2.63%, 08/15/26	8,025	7,506,424
2.95%, 03/15/22	42,223	42,460,715
3.00%, 11/01/21 (Call 09/01/21)	5,025	5,085,149
3.13%, 03/16/22	241	243,998
3.38%, 02/15/25(c)	13,271	13,264,630
3.50%, 11/01/21	5,370	5,527,556
3.50%, 11/01/24 (Call 08/01/24)	4,626	4,687,480
3.85%, 11/01/42 (Call 05/01/42)	2,856	2,530,416
4.13%, 03/16/27	4,125	4,299,199
4.13%, 08/15/46	1,415	1,282,613
4.15%, 03/15/24 (Call 12/15/23)	4,748	4,992,807
4.27%, 01/15/36	1,964	1,932,713
4.40%, 11/01/34 (Call 05/01/34)	3,910	3,929,237
4.50%, 08/10/33	6,150	6,361,744
4.52%, 09/15/48	5,921	5,737,923
4.60%, 04/01/21	4,110	4,380,233
4.67%, 03/15/55	3,780	3,590,962
4.75%, 11/01/41	925	935,314
4.81%, 03/15/39	15,607	16,033,695
4.86%, 08/21/46	7,535	7,700,092
5.01%, 04/15/49	16,068	16,623,149
5.01%, 08/21/54	11,045	11,136,453
5.05%, 03/15/34 (Call 12/15/33)	6,461	6,926,450
5.15%, 09/15/23	9,553	10,563,039
5.25%, 03/16/37	1,850	2,017,296
5.50%, 03/16/47	2,275	2,537,194
6.55%, 09/15/43	28,914	37,458,087
Vodafone Group PLC
2.50%, 09/26/22	4,505	4,461,977
2.95%, 02/19/23	3,520	3,529,891
4.38%, 03/16/21	10	10,605
4.38%, 02/19/43	5,606	5,635,768
5.45%, 06/10/19	245	256,799
6.15%, 02/27/37	1,305	1,608,230
6.25%, 11/30/32	25	30,332
7.88%, 02/15/30	818	1,106,370

		744,240,706
Textiles — 0.0%
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	1,500	1,515,795
3.25%, 06/01/22 (Call 03/01/22)	3,620	3,697,432
3.70%, 04/01/27 (Call 01/01/27)	2,400	2,503,776
6.15%, 08/15/36	77	96,242

Security	Par (000)	Value
Textiles (continued)
Mohawk Industries Inc. 3.85%, 02/01/23 (Call 11/01/22)	$1,800	$1,863,792

		9,677,037
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	205	206,544
3.50%, 09/15/27 (Call 06/15/27)	1,500	1,464,705
5.10%, 05/15/44 (Call 11/15/43)	3,379	3,489,122
6.35%, 03/15/40	250	298,762
Mattel Inc.
2.35%, 05/06/19	1,935	1,907,832
3.15%, 03/15/23 (Call 12/15/22)	2,025	1,907,732
4.35%, 10/01/20	500	511,175
5.45%, 11/01/41 (Call 05/01/41)	3,000	2,828,670
6.20%, 10/01/40	7	7,072

		12,621,614
Transportation — 0.5%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	1,960	1,996,280
3.00%, 04/01/25 (Call 01/01/25)	805	810,579
3.05%, 09/01/22 (Call 06/01/22)	6,075	6,211,991
3.25%, 06/15/27 (Call 03/15/27)	225	229,010
3.40%, 09/01/24 (Call 06/01/24)	6,825	7,079,709
3.60%, 09/01/20 (Call 06/01/20)	500	516,960
3.75%, 04/01/24 (Call 01/01/24)	1,625	1,719,624
3.85%, 09/01/23 (Call 06/01/23)	1,138	1,208,363
3.90%, 08/01/46 (Call 02/01/46)	1,135	1,177,574
4.10%, 06/01/21 (Call 03/01/21)	426	448,080
4.13%, 06/15/47 (Call 12/15/46)(d)	850	905,309
4.15%, 04/01/45 (Call 10/01/44)	4,122	4,385,643
4.38%, 09/01/42 (Call 03/01/42)	1,747	1,905,994
4.40%, 03/15/42 (Call 09/15/41)	730	799,423
4.45%, 03/15/43 (Call 09/15/42)	618	682,668
4.55%, 09/01/44 (Call 03/01/44)	3,325	3,725,696
4.70%, 10/01/19	3,660	3,827,408
4.70%, 09/01/45 (Call 03/01/45)	5,175	5,938,209
4.90%, 04/01/44 (Call 10/01/43)	5,170	6,072,475
4.95%, 09/15/41 (Call 03/15/41)	905	1,058,289
5.05%, 03/01/41 (Call 09/01/40)	845	997,083
5.15%, 09/01/43 (Call 03/01/43)	1,360	1,642,798
5.40%, 06/01/41 (Call 12/01/40)	500	614,850
5.75%, 05/01/40 (Call 11/01/39)	695	887,598
6.15%, 05/01/37	3,548	4,693,472
7.95%, 08/15/30	1,100	1,566,994
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	4,050	3,980,947
2.75%, 03/01/26 (Call 12/01/25)	2,055	2,031,306
2.85%, 12/15/21 (Call 09/15/21)	950	962,131
2.95%, 11/21/24 (Call 08/21/24)	3,140	3,171,023
3.20%, 08/02/46 (Call 02/02/46)	3,135	2,932,887
3.50%, 11/15/42 (Call 05/15/42)	820	792,645
4.50%, 11/07/43 (Call 05/07/43)	65	72,567
5.55%, 05/15/18	655	666,174
5.55%, 03/01/19	3,550	3,698,638
6.20%, 06/01/36	475	633,560
6.25%, 08/01/34	325	431,100
6.38%, 11/15/37	85	116,725
6.90%, 07/15/28	550	729,377

131

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	$2,600	$2,574,338
3.70%, 02/01/26 (Call 11/01/25)	600	621,450
4.80%, 09/15/35 (Call 03/15/35)	290	330,945
4.80%, 08/01/45 (Call 02/01/45)	1,565	1,827,216
5.75%, 03/15/33	15	17,913
5.75%, 01/15/42	275	346,195
5.95%, 05/15/37	388	496,574
6.13%, 09/15/15 (Call 03/15/15)	420	542,094
7.13%, 10/15/31	4,145	5,663,231
7.25%, 05/15/19	1,100	1,176,901
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	2,625	2,498,737
3.25%, 06/01/27 (Call 03/01/27)	3,330	3,314,848
3.35%, 11/01/25 (Call 08/01/25)	3,030	3,083,237
3.40%, 08/01/24 (Call 05/01/24)	1,710	1,756,786
3.70%, 10/30/20 (Call 07/30/20)	461	477,080
3.80%, 11/01/46 (Call 05/01/46)	1,985	1,935,196
3.95%, 05/01/50 (Call 11/01/49)	4,450	4,317,968
4.10%, 03/15/44 (Call 09/15/43)	1,305	1,330,095
4.25%, 06/01/21 (Call 03/01/21)	750	789,390
4.25%, 11/01/66 (Call 05/01/66)	3,030	2,968,521
4.40%, 03/01/43 (Call 09/01/42)	225	238,626
4.50%, 08/01/54 (Call 02/01/54)	550	574,508
4.75%, 05/30/42 (Call 11/30/41)	2,005	2,221,360
6.00%, 10/01/36	5,355	6,770,112
6.15%, 05/01/37	355	459,242
6.22%, 04/30/40	485	632,610
FedEx Corp.
2.30%, 02/01/20	350	350,273
2.63%, 08/01/22	4,050	4,063,365
3.20%, 02/01/25	2,175	2,196,402
3.25%, 04/01/26 (Call 01/01/26)	2,075	2,090,687
3.30%, 03/15/27 (Call 12/15/26)	805	806,006
3.88%, 08/01/42	475	459,867
3.90%, 02/01/35	2,920	2,956,179
4.00%, 01/15/24	1,800	1,916,424
4.10%, 04/15/43	1,150	1,149,655
4.10%, 02/01/45	1,725	1,716,151
4.40%, 01/15/47 (Call 07/15/46)	2,030	2,106,693
4.50%, 02/01/65	275	270,586
4.55%, 04/01/46 (Call 10/01/45)	1,765	1,873,759
4.75%, 11/15/45 (Call 05/15/45)	5,345	5,815,253
4.90%, 01/15/34	2,000	2,235,460
5.10%, 01/15/44	3,840	4,357,978
8.00%, 01/15/19	250	265,933
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	1,140	1,159,118
3.85%, 03/15/24 (Call 12/15/23)	1,750	1,808,310
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)	2,450	2,437,431
3.13%, 06/01/26 (Call 03/01/26)	1,400	1,353,982
4.30%, 05/15/43 (Call 11/15/42)	2,217	2,269,410
4.95%, 08/15/45 (Call 02/15/45)	1,700	1,909,219
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	2,225	2,238,773
2.90%, 06/15/26 (Call 03/15/26)	6,100	5,989,285
3.00%, 04/01/22 (Call 01/01/22)	2,180	2,212,417
3.15%, 06/01/27 (Call 03/01/27)	5,650	5,636,779
3.25%, 12/01/21 (Call 09/01/21)	3,120	3,196,097

Security	Par (000)	Value
Transportation (continued)
3.85%, 01/15/24 (Call 10/15/23)	$3,000	$3,166,260
3.94%, 11/01/47 (Call 05/01/47)(c)	1,699	1,723,466
4.05%, 08/15/52 (Call 02/15/52)(c)	46	46,582
4.45%, 06/15/45 (Call 12/15/44)	1,100	1,205,347
4.65%, 01/15/46 (Call 07/15/45)	895	1,009,506
4.80%, 08/15/43 (Call 02/15/43)	51	57,254
4.84%, 10/01/41	5,952	6,756,353
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	620	611,469
2.45%, 09/03/19 (Call 08/03/19)	430	431,273
2.50%, 05/11/20 (Call 04/11/20)	655	657,227
2.50%, 09/01/22 (Call 08/01/22)	625	615,731
2.55%, 06/01/19 (Call 05/01/19)	850	853,630
2.65%, 03/02/20 (Call 02/02/20)	440	442,380
2.80%, 03/01/22 (Call 02/01/22)	1,060	1,059,693
2.88%, 09/01/20 (Call 08/01/20)	870	877,325
3.45%, 11/15/21 (Call 10/15/21)	355	364,411
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	1,025	1,031,222
2.75%, 03/01/26 (Call 12/01/25)	1,040	1,024,847
3.00%, 04/15/27 (Call 01/15/27)	1,970	1,974,334
3.25%, 01/15/25 (Call 10/15/24)	925	948,310
3.25%, 08/15/25 (Call 05/15/25)	2,791	2,856,840
3.35%, 08/15/46 (Call 02/15/46)	1,000	938,780
3.38%, 02/01/35 (Call 08/01/34)	240	238,810
3.60%, 09/15/37 (Call 03/15/37)	455	461,001
3.75%, 03/15/24 (Call 12/15/23)	2,250	2,379,285
3.80%, 10/01/51 (Call 04/01/51)	195	194,029
3.88%, 02/01/55 (Call 08/01/54)	1,950	1,927,867
4.00%, 02/01/21 (Call 11/01/20)	2,250	2,362,297
4.00%, 04/15/47 (Call 10/15/46)	1,350	1,415,529
4.05%, 11/15/45 (Call 05/15/45)	1,000	1,052,190
4.05%, 03/01/46 (Call 09/01/45)	2,415	2,538,938
4.10%, 09/15/67 (Call 03/15/67)	325	328,686
4.15%, 01/15/45 (Call 07/15/44)	1,250	1,332,087
4.16%, 07/15/22 (Call 04/15/22)	2,825	3,033,005
4.25%, 04/15/43 (Call 10/15/42)	2,675	2,887,020
4.30%, 06/15/42 (Call 12/15/41)	270	293,020
4.38%, 11/15/65 (Call 05/15/65)	1,143	1,216,701
4.75%, 09/15/41 (Call 03/15/41)	1,970	2,254,744
4.75%, 12/15/43 (Call 06/15/43)	1,700	1,925,471
4.82%, 02/01/44 (Call 08/01/43)	2,359	2,742,479
6.63%, 02/01/29	250	324,823
United Parcel Service Inc.
2.05%, 04/01/21	1,500	1,491,480
2.35%, 05/16/22 (Call 04/16/22)	1,600	1,595,552
2.40%, 11/15/26 (Call 08/15/26)	1,300	1,239,264
2.45%, 10/01/22	8,465	8,461,445
3.05%, 11/15/27 (Call 08/15/27)	1,500	1,495,635
3.13%, 01/15/21	988	1,015,071
3.40%, 11/15/46 (Call 05/15/46)	2,145	2,047,617
3.63%, 10/01/42	540	536,258
3.75%, 11/15/47 (Call 05/15/47)	1,500	1,513,965
4.88%, 11/15/40 (Call 05/15/40)	507	596,673
5.13%, 04/01/19	2,620	2,725,114
6.20%, 01/15/38	3,855	5,220,672
United Parcel Service of America Inc. 8.38%, 04/01/30(b)	50	71,367

		278,698,159

132

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Trucking & Leasing — 0.0%
GATX Corp.
2.50%, 03/15/19	$1,605	$1,607,777
2.50%, 07/30/19	750	750,233
2.60%, 03/30/20 (Call 02/28/20)(d)	202	202,560
3.25%, 03/30/25 (Call 12/30/24)	1,810	1,801,583
3.25%, 09/15/26 (Call 06/15/26)(d)	830	807,125
3.50%, 03/15/28 (Call 12/15/27)	655	645,214
3.85%, 03/30/27 (Call 12/30/26)	645	656,184
3.90%, 03/30/23	3,020	3,120,566
4.50%, 03/30/45 (Call 09/30/44)	1,130	1,165,787
4.75%, 06/15/22	1,990	2,130,116
4.85%, 06/01/21	850	909,126
5.20%, 03/15/44 (Call 09/15/43)	875	997,378

		14,793,649
Water — 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	890	880,700
3.00%, 12/01/26 (Call 09/01/26)	295	291,796
3.40%, 03/01/25 (Call 12/01/24)	3,320	3,410,271
3.75%, 09/01/47 (Call 03/01/47)	1,775	1,786,307
3.85%, 03/01/24 (Call 12/01/23)	100	105,376
4.00%, 12/01/46 (Call 06/01/46)	480	500,611
4.30%, 12/01/42 (Call 06/01/42)	2,290	2,480,711
4.30%, 09/01/45 (Call 03/01/45)(d)	1,000	1,090,050
6.59%, 10/15/37	440	608,573

		11,154,395

Total Corporate Bonds & Notes — 26.6% (Cost: $13,593,218,102)		13,881,578,676

Foreign Government Obligations(i)
Canada — 0.3%
Canada Government International Bond 1.63%, 02/27/19	17,760	17,727,677
Export Development Canada
1.00%, 06/15/18	330	328,918
1.00%, 09/13/19	5,815	5,723,123
1.25%, 02/04/19	1,695	1,683,491
1.50%, 05/26/21	1,350	1,320,854
1.63%, 12/03/19	4,600	4,571,250
1.63%, 01/17/20	3,570	3,545,617
1.75%, 08/19/19	240	239,362
1.75%, 07/21/20	3,325	3,303,853
2.00%, 05/17/22	1,750	1,730,312
Hydro-Quebec
8.05%, 07/07/24	500	647,155
8.50%, 12/01/29	400	590,936
9.50%, 11/15/30	8	12,760
Province of Alberta Canada
1.90%, 12/06/19	4,750	4,727,200
2.20%, 07/26/22	450	444,123
Province of British Columbia Canada
2.00%, 10/23/22	2,353	2,312,105
2.25%, 06/02/26	8,050	7,784,350
2.65%, 09/22/21	3,208	3,251,982
Province of Manitoba Canada
1.75%, 05/30/19	1,230	1,225,424
2.05%, 11/30/20	500	496,995
2.10%, 09/06/22	2,215	2,173,624

Security	Par (000)	Value
Canada (continued)
2.13%, 05/04/22	$1,250	$1,232,625
2.13%, 06/22/26	500	472,315
3.05%, 05/14/24	950	971,527
Province of Nova Scotia Canada 9.25%, 03/01/20	500	571,595
Province of Ontario Canada
1.25%, 06/17/19	240	237,228
1.63%, 01/18/19	740	737,558
1.65%, 09/27/19	23,550	23,375,494
1.88%, 05/21/20	1,350	1,340,509
2.00%, 01/30/19	6,290	6,294,403
2.20%, 10/03/22	2,000	1,976,880
2.25%, 05/18/22	2,450	2,430,914
2.40%, 02/08/22	6,100	6,095,547
2.45%, 06/29/22	1,500	1,499,880
2.50%, 09/10/21	5,519	5,543,284
2.50%, 04/27/26	13,690	13,422,224
3.20%, 05/16/24	100	103,313
4.00%, 10/07/19	1,800	1,862,028
4.40%, 04/14/20	1,620	1,702,636
Province of Quebec Canada
2.38%, 01/31/22	1,750	1,749,142
2.50%, 04/20/26	2,825	2,776,156
2.63%, 02/13/23	1,800	1,808,802
2.75%, 08/25/21	800	811,376
2.75%, 04/12/27	4,350	4,313,677
2.88%, 10/16/24	14,718	14,946,571
3.50%, 07/29/20	1,950	2,016,963
7.13%, 02/09/24	730	901,995
7.50%, 09/15/29	6,852	9,739,296

		172,775,049
Chile — 0.1%
Chile Government International Bond
2.25%, 10/30/22(d)	2,250	2,222,640
3.13%, 03/27/25	2,500	2,553,875
3.13%, 01/21/26	5,950	6,056,743
3.25%, 09/14/21	5,250	5,426,820
3.63%, 10/30/42	600	601,056
3.86%, 06/21/47	1,350	1,382,373
3.88%, 08/05/20	5,700	5,955,246

		24,198,753
Colombia — 0.1%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	1,000	976,860
3.88%, 04/25/27 (Call 01/25/27)	4,350	4,417,033
4.00%, 02/26/24 (Call 11/26/23)	1,700	1,763,223
4.38%, 07/12/21	16,073	16,962,641
4.50%, 01/28/26 (Call 10/28/25)(d)	2,950	3,156,559
5.00%, 06/15/45 (Call 12/15/44)	2,700	2,830,599
5.63%, 02/26/44 (Call 08/26/43)	5,522	6,290,497
6.13%, 01/18/41	5,116	6,130,810
7.38%, 03/18/19	9,200	9,781,348
7.38%, 09/18/37	6,525	8,718,705
8.13%, 05/21/24	1,250	1,589,625
10.38%, 01/28/33	4,550	7,235,182
11.75%, 02/25/20	1,175	1,414,677

		71,267,759
Finland — 0.0%
Finland Government International Bond 6.95%, 02/15/26	2,000	2,547,280

133

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Germany — 0.0%
FMS Wertmanagement AoeR
1.38%, 06/08/21	$8,250	$8,028,322
2.00%, 08/01/22	2,775	2,739,147

		10,767,469
Hungary — 0.1%
Hungary Government International Bond
5.38%, 02/21/23	250	279,450
5.38%, 03/25/24	11,800	13,403,148
5.75%, 11/22/23	9,334	10,720,659
6.25%, 01/29/20	1,665	1,798,366
6.38%, 03/29/21	8,200	9,156,776
7.63%, 03/29/41	2,260	3,504,989

		38,863,388
Israel — 0.0%
Israel Government International Bond
2.88%, 03/16/26	950	952,774
3.15%, 06/30/23	500	513,300
4.50%, 01/30/43	9,050	9,868,482
5.13%, 03/26/19	3,675	3,827,365

		15,161,921
Italy — 0.0%
Republic of Italy Government International Bond
5.38%, 06/15/33	3,425	3,998,722
6.88%, 09/27/23	10,425	12,339,030

		16,337,752
Japan — 0.1%
Japan Bank for International Cooperation/Japan
1.50%, 07/21/21	2,500	2,415,825
1.88%, 04/20/21	3,000	2,944,560
1.88%, 07/21/26	5,470	5,094,867
2.00%, 11/04/21	756	742,105
2.13%, 02/07/19	6,000	5,998,920
2.13%, 07/21/20	5,200	5,175,976
2.13%, 02/10/25	200	192,006
2.25%, 02/24/20	726	725,332
2.25%, 11/04/26	3,450	3,302,858
2.38%, 07/21/22	200	198,506
2.38%, 04/20/26	5,000	4,850,550
2.50%, 06/01/22	250	249,613
2.50%, 05/28/25	1,000	984,400
2.75%, 01/21/26	4,900	4,899,902
2.88%, 06/01/27	17,950	18,041,365
2.88%, 07/21/27	2,200	2,211,572
3.00%, 05/29/24	5,000	5,078,400
3.38%, 07/31/23	600	623,406
Japan Finance Organization for Municipalities 4.00%, 01/13/21	1,900	1,982,346
Japan International Cooperation Agency 2.75%, 04/27/27	500	494,205

		66,206,714
Mexico — 0.2%
Mexico Government International Bond
3.50%, 01/21/21(d)	1,200	1,254,576
3.60%, 01/30/25	5,450	5,566,739
3.63%, 03/15/22	20,888	21,780,126
4.00%, 10/02/23	10,498	11,044,421
4.13%, 01/21/26	5,900	6,202,729
4.15%, 03/28/27(d)	6,375	6,674,498
4.35%, 01/15/47	2,350	2,282,226

Security	Par (000)	Value
Mexico (continued)
4.60%, 01/23/46	$8,965	$8,973,427
4.60%, 02/10/48	775	778,588
4.75%, 03/08/44	18,312	18,767,603
5.55%, 01/21/45	8,190	9,368,295
5.75%, 10/12/10	4,300	4,605,601
6.05%, 01/11/40	5,100	6,100,161
6.75%, 09/27/34	9,693	12,700,059
7.50%, 04/08/33	2,400	3,309,000
8.30%, 08/15/31	600	908,268

		120,316,317
Panama — 0.1%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	3,000	3,136,950
3.88%, 03/17/28 (Call 12/17/27)	5,000	5,253,700
4.00%, 09/22/24 (Call 06/22/24)	5,550	5,922,904
4.30%, 04/29/53	1,000	1,048,200
4.50%, 05/15/47	750	809,693
5.20%, 01/30/20	8,480	9,036,542
6.70%, 01/26/36	6,400	8,567,360
7.13%, 01/29/26	250	322,513
8.88%, 09/30/27	1,473	2,148,606

		36,246,468
Peru — 0.1%
Peruvian Government International Bond
4.13%, 08/25/27(d)	4,270	4,683,123
5.63%, 11/18/50	5,632	7,226,081
6.55%, 03/14/37	6,053	8,229,962
7.13%, 03/30/19(d)	6,330	6,779,050
7.35%, 07/21/25	3,100	4,052,785
8.75%, 11/21/33	3,675	5,811,461

		36,782,462
Philippines — 0.2%
Philippine Government International Bond
3.70%, 03/01/41	4,450	4,449,644
3.70%, 02/02/42	450	449,276
3.95%, 01/20/40	10,350	10,714,423
4.00%, 01/15/21	18,940	19,917,683
4.20%, 01/21/24	18,850	20,513,889
5.00%, 01/13/37	2,900	3,426,089
5.50%, 03/30/26	1,000	1,183,810
6.38%, 01/15/32	1,850	2,411,105
6.38%, 10/23/34	10,481	14,017,394
6.50%, 01/20/20	1,000	1,091,930
7.75%, 01/14/31	3,000	4,284,780
8.38%, 06/17/19	3,650	4,006,131
9.50%, 02/02/30	1,981	3,129,841
10.63%, 03/16/25	650	985,972

		90,581,967
Poland — 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/23	3,488	3,555,179
3.25%, 04/06/26	9,450	9,675,194
4.00%, 01/22/24	7,228	7,734,972
5.00%, 03/23/22	8,345	9,173,992
5.13%, 04/21/21	5,950	6,479,788
6.38%, 07/15/19	12,484	13,349,266

		49,968,391

134

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
South Korea — 0.1%
Export-Import Bank of Korea
1.50%, 10/21/19	$1,050	$1,029,315
1.75%, 05/26/19	3,650	3,608,828
2.13%, 02/11/21	5,000	4,884,700
2.25%, 01/21/20	2,450	2,429,248
2.38%, 04/21/27	5,000	4,630,000
2.63%, 12/30/20	800	794,968
2.63%, 05/26/26	1,250	1,190,775
2.88%, 01/21/25	2,000	1,953,660
3.00%, 11/01/22	500	498,625
3.25%, 11/10/25	5,400	5,395,518
3.25%, 08/12/26(d)	6,650	6,636,035
4.00%, 01/14/24	250	262,595
4.38%, 09/15/21	750	788,280
5.00%, 04/11/22	450	486,342
5.13%, 06/29/20	350	370,178
Korea International Bond
2.75%, 01/19/27(d)	500	490,850
3.88%, 09/11/23	1,400	1,472,198
4.13%, 06/10/44(d)	3,436	3,904,980
7.13%, 04/16/19	3,000	3,194,910

		44,022,005
Supranational — 1.4%
African Development Bank
1.00%, 05/15/19	7,991	7,891,112
1.13%, 03/04/19	5,213	5,166,656
1.13%, 09/20/19	800	788,648
1.25%, 07/26/21	2,005	1,940,339
1.38%, 12/17/18	250	248,843
1.88%, 03/16/20	2,500	2,493,975
2.38%, 09/23/21	3,617	3,640,981
Asian Development Bank
1.00%, 08/16/19	1,800	1,772,838
1.38%, 01/15/19	24,008	23,890,601
1.38%, 03/23/20(d)	8,500	8,390,435
1.50%, 01/22/20	1,521	1,506,748
1.63%, 05/05/20	4,750	4,709,340
1.63%, 08/26/20(d)	16,300	16,128,361
1.63%, 03/16/21	4,300	4,232,275
1.75%, 03/21/19	2,758	2,754,332
1.75%, 01/10/20	4,600	4,581,416
1.75%, 06/08/21	1,975	1,948,318
1.75%, 09/13/22	550	536,789
1.75%, 08/14/26	400	375,252
1.88%, 02/18/22	9,125	8,998,345
2.00%, 02/16/22(d)	9,200	9,119,500
2.00%, 01/22/25	7,700	7,470,232
2.00%, 04/24/26	2,400	2,304,576
2.63%, 01/12/27(d)	4,900	4,921,903
6.22%, 08/15/27	2,775	3,470,110
Series 5Y, 1.88%, 08/10/22	250	245,893
Corp. Andina de Fomento
2.13%, 09/27/21	1,300	1,275,677
4.38%, 06/15/22	4,550	4,865,679
Council of Europe Development Bank
1.00%, 02/04/19	280	277,155
1.13%, 05/31/18	7,030	7,012,987
1.50%, 05/17/19	500	497,245
1.63%, 03/10/20	550	545,364
1.63%, 03/16/21	250	245,820

Security	Par (000)	Value
Supranational (continued)
1.75%, 11/14/19	$570	$567,572
1.88%, 01/27/20	2,250	2,243,385
European Bank for Reconstruction & Development
0.88%, 07/22/19	1,500	1,475,340
1.13%, 08/24/20	850	829,328
1.50%, 03/16/20	2,100	2,077,551
1.50%, 11/02/21	2,000	1,946,160
1.63%, 05/05/20	4,850	4,807,320
1.75%, 06/14/19	1,620	1,616,096
1.75%, 11/26/19	5,950	5,923,879
1.88%, 02/23/22	2,650	2,611,469
2.00%, 02/01/21	5,250	5,228,947
2.13%, 03/07/22	4,250	4,228,708
European Investment Bank
1.13%, 08/15/19	5,100	5,033,649
1.25%, 05/15/19	25,998	25,764,538
1.25%, 12/16/19	21,500	21,194,055
1.38%, 06/15/20	4,570	4,495,875
1.38%, 09/15/21	8,250	7,999,530
1.63%, 12/18/18	7,350	7,336,476
1.63%, 03/16/20	7,575	7,511,067
1.63%, 08/14/20	4,750	4,697,560
1.63%, 12/15/20	1,625	1,602,965
1.63%, 06/15/21(d)	10,550	10,349,128
1.75%, 06/17/19	6,078	6,064,811
1.75%, 05/15/20	2,500	2,483,850
1.88%, 03/15/19	11,500	11,502,530
1.88%, 02/10/25(d)	18,238	17,470,180
2.00%, 12/15/22	1,250	1,229,688
2.13%, 10/15/21	1,813	1,806,618
2.13%, 04/13/26	450	435,857
2.25%, 03/15/22	1,000	998,590
2.25%, 08/15/22	19,060	19,012,159
2.38%, 06/15/22	8,350	8,377,137
2.38%, 05/24/27	5,850	5,748,385
2.50%, 04/15/21	6,800	6,875,004
2.50%, 10/15/24	6,450	6,475,864
2.88%, 09/15/20	3,350	3,423,365
3.25%, 01/29/24	6,800	7,110,964
4.00%, 02/16/21	21,245	22,464,038
4.88%, 02/15/36	3,480	4,520,903
Inter-American Development Bank
1.00%, 05/13/19	11,475	11,335,005
1.13%, 09/12/19	150	147,960
1.25%, 09/14/21(d)	2,750	2,657,930
1.38%, 07/15/20	2,400	2,360,760
1.63%, 05/12/20	5,850	5,799,690
1.75%, 10/15/19(d)	1,250	1,246,063
1.75%, 04/14/22	15,875	15,552,102
1.75%, 09/14/22	650	634,335
1.88%, 06/16/20(d)	8,200	8,173,842
1.88%, 03/15/21	9,975	9,897,793
2.00%, 06/02/26	2,700	2,591,595
2.13%, 11/09/20	6,876	6,886,727
2.13%, 01/18/22	2,975	2,964,469
2.13%, 01/15/25	1,000	978,570
2.38%, 07/07/27	675	663,417
3.00%, 10/04/23	2,850	2,943,765
3.00%, 02/21/24	9,975	10,294,399
3.20%, 08/07/42	50	50,377

135

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Supranational (continued)
3.88%, 02/14/20	$15,000	$15,611,250
3.88%, 10/28/41	3,050	3,430,091
4.38%, 01/24/44	3,940	4,761,214
Series E, 3.88%, 09/17/19	6,300	6,514,893
International Bank for Reconstruction & Development
0.88%, 08/15/19	5,500	5,405,895
1.13%, 11/27/19	4,795	4,718,903
1.13%, 08/10/20(d)	825	806,050
1.25%, 07/26/19	30,513	30,199,631
1.38%, 05/24/21(d)	5,160	5,028,420
1.38%, 09/20/21	2,100	2,038,911
1.63%, 03/09/21	11,285	11,112,452
1.63%, 02/10/22(d)	12,250	11,962,492
1.75%, 04/19/23(d)	6,000	5,817,660
1.88%, 03/15/19	11,325	11,329,077
1.88%, 10/07/19	14,950	14,936,993
1.88%, 04/21/20(d)	8,355	8,333,277
1.88%, 10/07/22(d)	5,500	5,398,635
1.88%, 10/27/26(d)	5,500	5,206,795
2.00%, 01/26/22	6,420	6,364,467
2.13%, 11/01/20	1,900	1,903,876
2.13%, 02/13/23(d)	10,450	10,341,842
2.25%, 06/24/21	3,375	3,386,408
2.50%, 11/25/24	12,863	12,886,668
2.50%, 07/29/25	13,900	13,876,648
4.75%, 02/15/35	4,260	5,438,444
7.63%, 01/19/23	3,700	4,639,615
1.63%, 09/04/20	1,750	1,730,453
2.13%, 03/03/25	5,720	5,596,963
International Finance Corp.
1.13%, 07/20/21	3,650	3,517,761
1.63%, 07/16/20	1,315	1,302,468
1.75%, 09/16/19	7,650	7,629,345
1.75%, 03/30/20	1,600	1,592,096
2.13%, 04/07/26	5,625	5,450,625
Nordic Investment Bank
1.13%, 02/25/19	10,377	10,287,965
1.25%, 08/02/21	100	96,764
1.50%, 09/29/20	450	443,345

		734,065,477
Sweden — 0.0%
Svensk Exportkredit AB
1.75%, 05/18/20	3,525	3,496,553
1.75%, 08/28/20	700	692,573
1.75%, 03/10/21	7,000	6,898,430
1.88%, 06/17/19	2,200	2,197,008
2.38%, 03/09/22	3,650	3,654,782

		16,939,346
Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	3,800	3,809,728
4.38%, 10/27/27	5,100	5,509,938
4.50%, 08/14/24(d)	5,317	5,812,704
5.10%, 06/18/50(d)	6,730	7,432,948

Security	Par (000)	Value
Uruguay (continued)
7.63%, 03/21/36	$1,898	$2,709,433
8.00%, 11/18/22	1,564	1,893,848

		27,168,599

Total Foreign Government Obligations — 3.0% (Cost: $1,572,133,235)		1,574,217,117

Municipal Debt Obligations
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB 4.84%, 01/01/41	1,910	2,282,335

California — 0.2%
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	1,190	1,723,049
Series S-1, 7.04%, 04/01/50(d)	3,100	4,859,312
Series S-3, 6.91%, 10/01/50	1,300	2,027,935
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB 6.00%, 11/01/40	2,500	3,200,875
East Bay Municipal Utility District Water System Revenue RB BAB Series B, 5.87%, 06/01/40	4,480	5,885,286
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	2,600	3,968,068
Series E, 6.60%, 08/01/42	200	289,878
Los Angeles County Metropolitan Transportation Authority RB BAB Series A, 5.74%, 06/01/39	815	1,016,028
Los Angeles County Public Works Financing Authority RB BAB 7.62%, 08/01/40	1,150	1,726,875
Los Angeles Department of Water & Power System Revenue RB BAB
Series A, 5.72%, 07/01/39	2,100	2,706,606
Series A, 6.60%, 07/01/50	350	534,219
Series D, 6.57%, 07/01/45	2,470	3,704,481
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	3,760	4,823,554
5.76%, 07/01/29	2,170	2,633,881
Series RY, 6.76%, 07/01/34	3,025	4,214,853
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series H, 6.55%, 05/15/48	1,695	2,375,475
Series F, 6.58%, 05/15/49	2,015	2,790,070
San Diego County Water Authority Financing Corp. RB BAB 6.14%, 05/01/49	1,300	1,815,034
Santa Clara Valley Transportation Authority RB BAB 5.88%, 04/01/32	925	1,123,098
State of California Department of Water Resources Power Supply Revenue RB Series P, 2.00%, 05/01/22	560	548,677
State of California GO 6.20%, 10/01/19	175	188,102
State of California GO BAB
5.70%, 11/01/21	500	561,080
7.30%, 10/01/39	7,150	10,610,028
7.35%, 11/01/39	2,130	3,157,853
7.50%, 04/01/34	6,530	9,561,814
7.55%, 04/01/39	11,525	17,873,200
7.60%, 11/01/40	4,435	7,018,742
7.63%, 03/01/40	150	231,851
7.70%, 11/01/30 (Call 11/01/20)	500	575,195
7.95%, 03/01/36 (Call 03/01/20)	500	561,890

136

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
University of California RB
Series AD, 4.86%, 05/15/12	$3,150	$3,460,684
Series AQ, 4.77%, 05/15/15	835	899,637
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	1,900	1,918,031
University of California RB BAB
5.77%, 05/15/43	1,020	1,323,491
5.95%, 05/15/45	1,050	1,354,773

		111,263,625
Colorado — 0.0%
Regional Transportation District RB BAB Series B, 5.84%, 11/01/50	500	668,025

Connecticut — 0.0%
State of Connecticut GO Series A, 5.85%, 03/15/32	2,400	2,904,528
State of Connecticut GO BAB 5.09%, 10/01/30	1,515	1,677,696

		4,582,224
District of Columbia — 0.0%
District of Columbia RB BAB Series E, 5.59%, 12/01/34	700	868,196
District of Columbia Water & Sewer Authority RB 4.81%, 10/01/14	600	684,768
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB BAB 7.46%, 10/01/46	1,300	1,912,417

		3,465,381
Florida — 0.0%
State Board of Administration Finance Corp. RB
Series A, 2.11%, 07/01/18	1,500	1,501,440
Series A, 2.16%, 07/01/19	1,500	1,499,280
Series A, 2.64%, 07/01/21	1,500	1,499,880
Series A, 3.00%, 07/01/20	1,310	1,327,213

		5,827,813
Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	3,000	3,796,320
Project M, Series 2010-A, 6.66%, 04/01/57	1,300	1,626,872
Project P, Series 2010A, 7.06%, 04/01/57	330	401,102

		5,824,294
Illinois — 0.1%
Chicago O’Hare International Airport RB BAB Series B, 6.40%, 01/01/40	500	683,920
Chicago Transit Authority RB Series A, 6.90%, 12/01/40	2,400	3,166,632
Illinois State Toll Highway Authority RB BAB 6.18%, 01/01/34	1,300	1,662,544
State of Illinois GO
5.10%, 06/01/33(d)	24,148	24,055,755
5.88%, 03/01/19	4,405	4,556,091
State of Illinois GO BAB Series 5, 7.35%, 07/01/35	1,000	1,152,740

		35,277,682
Kansas — 0.0%
State of Kansas Department of Transportation RB BAB 4.60%, 09/01/35	500	566,360

Maryland — 0.0%
Maryland State Transportation Authority RB BAB 5.89%, 07/01/43	1,500	1,993,770

Security	Par (000)	Value
Massachusetts — 0.0%
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	$1,950	$2,270,326
Series E, 4.20%, 12/01/21	420	438,182
Series E, 5.46%, 12/01/39	3,600	4,572,972
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB Series A, 5.73%, 06/01/40	1,400	1,804,264
Massachusetts School Building Authority RB BAB Series B, 5.72%, 08/15/39	1,060	1,331,477

		10,417,221
Mississippi — 0.0%
State of Mississippi GO BAB 5.25%, 11/01/34	1,000	1,209,660

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB Series A, 3.65%, 08/15/57 (Call 02/15/57)	4,575	4,562,236

Nevada — 0.0%
County of Clark Department of Aviation RB BAB Series C, 6.82%, 07/01/45	850	1,310,428

New Jersey — 0.1%
New Jersey Economic Development Authority RB
Series A, 7.43%, 02/15/29 (NPFGC)	2,550	3,151,902
Series B, 0.00%, 02/15/19 (AGM)(f)	500	484,660
Series B, 0.00%, 02/15/21 (AGM)(f)	1,145	1,038,710
Series B, 0.00%, 02/15/22(f)	1,000	868,240
Series B, 0.00%, 02/15/23 (AGM)(f)	1,400	1,161,272
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	4,230	6,270,848
Series F, 7.41%, 01/01/40	4,044	6,178,544
New Jersey Transportation Trust Fund Authority RB BAB
6.56%, 12/15/40	1,500	1,959,795
Series C, 5.75%, 12/15/28	2,225	2,553,299
Series C, 6.10%, 12/15/28 (Call 12/15/20)	1,200	1,258,740
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40	900	1,086,066

		26,012,076
New York — 0.1%
City of New York NY GO BAB
5.85%, 06/01/40	645	839,713
6.27%, 12/01/37	1,255	1,689,883
Series C-1, 5.52%, 10/01/37	1,000	1,264,090
Metropolitan Transportation Authority RB BAB
6.09%, 11/15/40	100	133,196
7.34%, 11/15/39	1,840	2,821,658
Series 2010-A, 6.67%, 11/15/39	50	69,570
Series 2010B-1, 6.55%, 11/15/31	2,110	2,735,826
Series B, 6.65%, 11/15/39	220	300,089
Series E, 6.81%, 11/15/40	1,230	1,726,440
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	1,000	1,273,370
5.57%, 11/01/38	100	124,531
Series C-2, 5.77%, 08/01/36	2,000	2,497,040
New York City Water & Sewer System RB BAB
5.72%, 06/15/42	3,205	4,338,384
5.88%, 06/15/44	3,090	4,274,057
6.01%, 06/15/42	835	1,157,051

137

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	$1,500	$1,853,355
Series D, 5.60%, 03/15/40	1,500	1,880,145
New York State Urban Development Corp. RB Series B, 2.10%, 03/15/22	2,000	1,990,600
New York State Urban Development Corp. RB BAB 5.77%, 03/15/39	1,260	1,557,625
Port Authority of New York & New Jersey RB
4.93%, 10/01/51	2,500	3,042,750
5.65%, 11/01/40	3,855	5,004,976
Series 174, 4.46%, 10/01/62	2,175	2,482,088
Series 181, 4.96%, 08/01/46	2,000	2,478,980
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	1,000	1,124,310
Series 192, 4.81%, 10/15/65	4,235	5,049,518

		51,709,245
Ohio — 0.0%
American Municipal Power Inc. RB BAB
5.94%, 02/15/47	1,300	1,692,405
Series B, 8.08%, 02/15/50	1,525	2,562,702
Series E, 6.27%, 02/15/50	1,210	1,564,324
Ohio State University (The) RB
Series A, 3.80%, 12/01/46	2,000	2,059,220
Series A, 4.05%, 12/01/56	500	516,160
Ohio State University (The) RB BAB 4.91%, 06/01/40	1,225	1,467,219

		9,862,030
Oregon — 0.0%
Oregon School Boards Association GOL
5.53%, 06/30/28 (AGM)	1,000	1,130,640
Series B, 5.55%, 06/30/28 (NPFGC)	50	58,436
Series B, 5.68%, 06/30/28 (NPFGC)	1,000	1,176,790
State of Oregon Department of Transportation RB BAB Series 2010-A, 5.83%, 11/15/34	595	759,523
State of Oregon GO 5.89%, 06/01/27	3,020	3,676,639

		6,802,028
Pennsylvania — 0.0%
Commonwealth Financing Authority RB Series A, 4.14%, 06/01/38	50	52,642
Pennsylvania Turnpike Commission RB BAB Series B, 5.51%, 12/01/45	1,000	1,259,520

		1,312,162
South Carolina — 0.0%
South Carolina Public Service Authority BAB Series C, 6.45%, 01/01/50	400	520,328

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	1,000	1,035,210

Texas — 0.1%
City of Houston TX GOL Series A, 6.29%, 03/01/32	605	715,685
City of San Antonio TX Electric & Gas Systems Revenue RB
5.81%, 02/01/41	1,850	2,401,578
Series C, 5.99%, 02/01/39	1,000	1,324,860
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48	950	1,173,345
6.00%, 12/01/44	400	540,184
Dallas Convention Center Hotel Development Corp. RB BAB 7.09%, 01/01/42	700	920,059

Security	Par (000)	Value
Texas (continued)
Dallas County Hospital District GOL BAB Series C, 5.62%, 08/15/44	$1,250	$1,531,200
Dallas Independent School District GO BAB 6.45%, 02/15/35 (Call 02/15/21) (PSF)	400	448,920
North Texas Tollway Authority RB BAB 6.72%, 01/01/49	4,120	6,171,595
Permanent University Fund - Texas A&M University System RB Series B, 3.66%, 07/01/47 (Call 07/01/27)	2,000	1,980,740
Permanent University Fund - University of Texas System RB Series A, 3.38%, 07/01/47 (Call 01/01/47)	1,625	1,604,379
State of Texas GO BAB
5.52%, 04/01/39	2,300	3,006,422
Series A, 4.63%, 04/01/33	1,255	1,427,713
Series A, 4.68%, 04/01/40	2,000	2,344,460
Texas Transportation Commission State Highway Fund RB BAB Series B, 5.18%, 04/01/30	5,015	6,056,866
University of Texas System (The) RB BAB Series C, 4.79%, 08/15/46	1,500	1,784,985

		33,432,991
Utah — 0.0%
State of Utah GO BAB Series B, 3.54%, 07/01/25	500	520,640

Virginia — 0.0%
University of Virginia RB Series C, 4.18%, 09/01/17 (Call 03/01/17)	665	677,834

Washington — 0.0%
Central Puget Sound Regional Transit Authority RB BAB 5.49%, 11/01/39	1,200	1,497,888
State of Washington GO BAB Series F, 5.14%, 08/01/40	2,150	2,694,552

		4,192,440
Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	320	368,592
Series C, 3.15%, 05/01/27	2,580	2,611,399

		2,979,991

Total Municipal Debt Obligations — 0.6% (Cost: $300,042,834)		328,308,029

U.S. Government & Agency Obligations
Mortgage-Backed Securities — 28.6%
Federal Home Loan Mortgage Corp.
2.50%, 02/01/28	5,043	5,060,322
2.50%, 01/01/30	41,794	41,874,855
2.50%, 12/01/31	32,063	32,003,051
2.50%, 02/01/32	26,476	26,428,744
2.50%, 12/01/32(j)	263,828	263,251,337
2.50%, 12/01/47(j)	8,375	8,054,395
2.93%, 05/01/42, (12 mo. USD LIBOR + 1.810%)(k)	1,383	1,411,862
3.00%, 04/01/27	1,014	1,034,984
3.00%, 05/01/27	7,925	8,089,568
3.00%, 06/01/27	6,889	7,031,669
3.00%, 07/01/27	210	214,580
3.00%, 08/01/27	836	853,410
3.00%, 09/01/27	3,326	3,395,178
3.00%, 11/01/27	1,212	1,237,089

138

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 12/01/27	$833	$850,563
3.00%, 01/01/28	400	408,251
3.00%, 05/01/29	15,198	15,507,240
3.00%, 05/01/30	15,899	16,211,295
3.00%, 06/01/30	8,791	8,969,506
3.00%, 07/01/30	14,993	15,290,010
3.00%, 12/01/30	40,794	41,593,493
3.00%, 02/01/31	13,796	14,061,505
3.00%, 05/01/31	29,762	30,335,226
3.00%, 06/01/31	20,017	20,401,775
3.00%, 12/01/32(j)	194,051	197,689,593
3.00%, 05/01/33	4,832	4,910,073
3.00%, 02/01/43	33,018	33,136,288
3.00%, 12/01/46	166,874	166,748,159
3.00%, 05/01/47	63,067	63,066,126
3.00%, 12/01/47(j)	647,797	646,075,832
3.36%, 11/01/40, (12 mo. USD LIBOR + 1.775%)(k)	1,574	1,661,721
3.40%, 11/01/41, (12 mo. USD LIBOR + 1.858%)(k)	3,426	3,580,664
3.50%, 11/01/25	5,445	5,634,049
3.50%, 03/01/26	4,594	4,754,814
3.50%, 06/01/26	1,180	1,221,769
3.50%, 03/01/32	2,494	2,590,843
3.50%, 05/01/32	6,974	7,260,725
3.50%, 09/01/32	7,097	7,379,369
3.50%, 12/01/32(j)	102,815	106,365,330
3.50%, 10/01/42	1,949	2,008,697
3.50%, 11/01/42	1,806	1,860,963
3.50%, 04/01/43	11,157	11,496,420
3.50%, 06/01/43	2,377	2,451,595
3.50%, 08/01/43	15,959	16,444,193
3.50%, 10/01/43	3,096	3,193,870
3.50%, 01/01/44	36,688	37,815,874
3.50%, 02/01/44	22,296	23,001,093
3.50%, 09/01/44	13,460	13,854,666
3.50%, 12/01/45	25,242	26,034,514
3.50%, 01/01/46	1,211	1,242,033
3.50%, 03/01/46	25,590	26,351,092
3.50%, 05/01/46	13,380	13,752,687
3.50%, 07/01/46	19,685	20,215,537
3.50%, 08/01/46	12,581	12,900,581
3.50%, 09/01/46	21,792	22,385,401
3.50%, 10/01/46	8,885	9,111,707
3.50%, 11/01/46	3,504	3,593,891
3.50%, 12/01/46	62,490	64,099,703
3.50%, 02/01/47	22,156	22,719,223
3.50%, 03/01/47	17,305	17,745,619
3.50%, 04/01/47	54,384	55,774,622
3.50%, 05/01/47	7,390	7,596,530
3.50%, 08/01/47	6,755	6,927,977
3.50%, 09/01/47	375,192	384,794,949
3.50%, 12/01/47(j)	350,521	359,338,794
3.51%, 12/01/38, (12 mo. USD LIBOR + 1.740%)(k)	3,666	3,849,018
3.51%, 01/01/42, (12 mo. USD LIBOR + 1.900%)(k)	428	454,964
3.52%, 08/01/41, (12 mo. USD LIBOR + 1.790%)(k)	897	944,837
3.53%, 11/01/40, (12 mo. USD LIBOR + 1.910%)(k)	1,488	1,575,779
3.63%, 11/01/40, (12 mo. USD LIBOR + 1.900%)(k)	2,107	2,227,772
3.63%, 09/01/41, (12 mo. USD LIBOR + 1.880%)(k)	1,119	1,183,521
4.00%, 05/01/25	674	703,749
4.00%, 10/01/25	3,537	3,694,343
4.00%, 02/01/26	2,022	2,113,875

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 05/01/26	$2,906	$3,040,880
4.00%, 12/01/32(j)	16,278	16,753,623
4.00%, 09/01/41	8,874	9,352,250
4.00%, 02/01/42	6,836	7,196,716
4.00%, 03/01/42	1,672	1,757,266
4.00%, 06/01/42	12,056	12,676,413
4.00%, 07/01/44	15,098	15,882,802
4.00%, 01/01/45	3,667	3,838,430
4.00%, 06/01/45	6,500	6,797,105
4.00%, 08/01/45	18,943	19,817,955
4.00%, 01/01/46	8,969	9,377,771
4.00%, 03/01/46	2,614	2,736,853
4.00%, 05/01/46	35,162	36,770,293
4.00%, 08/01/46	718	751,870
4.00%, 11/01/46	37,846	39,549,506
4.00%, 02/01/47	35,591	37,210,464
4.00%, 03/01/47	1,300	1,360,667
4.00%, 05/01/47	41,959	43,881,263
4.00%, 06/01/47	24,717	25,849,891
4.00%, 07/01/47	57,365	59,993,042
4.00%, 09/01/47	69,766	72,962,863
4.00%, 10/01/47	26,147	27,345,308
4.00%, 11/01/47	33,083	34,598,867
4.00%, 12/01/47(j)	137,478	143,599,708
4.00%, 12/01/47	79,225	82,855,089
4.50%, 04/01/22	1,431	1,465,807
4.50%, 05/01/23	580	591,947
4.50%, 07/01/24	893	935,828
4.50%, 08/01/24	212	222,492
4.50%, 09/01/24	548	575,313
4.50%, 10/01/24	514	539,948
4.50%, 08/01/30	4,367	4,657,609
4.50%, 12/01/32(j)	500	506,719
4.50%, 03/01/39	2,949	3,170,130
4.50%, 05/01/39	3,618	3,889,849
4.50%, 10/01/39	2,760	2,955,104
4.50%, 01/01/40	723	773,661
4.50%, 02/01/41	1,904	2,039,463
4.50%, 05/01/41	9,720	10,491,511
4.50%, 05/01/42	13,738	14,698,168
4.50%, 01/01/45	12,011	12,916,362
4.50%, 11/01/45	378	402,253
4.50%, 04/01/46	2,745	2,924,191
4.50%, 05/01/46	2,250	2,395,963
4.50%, 07/01/46	1,034	1,101,391
4.50%, 08/01/46	1,313	1,398,037
4.50%, 09/01/46	8,055	8,706,116
4.50%, 03/01/47	2,728	2,906,985
4.50%, 05/01/47	51,344	54,722,622
4.50%, 06/01/47	14,292	15,302,732
4.50%, 08/01/47	14,193	15,127,105
4.50%, 09/01/47	39,821	42,441,314
4.50%, 10/01/47	17,839	19,012,226
4.50%, 11/01/47	22,327	23,796,368
4.50%, 12/01/47(j)	9,143	9,720,152
5.00%, 12/01/24	1,789	1,833,302
5.00%, 08/01/25	2,534	2,729,008
5.00%, 06/01/33	1,114	1,215,803
5.00%, 12/01/33	2,875	3,138,844

139

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 07/01/35	$4,031	$4,396,000
5.00%, 01/01/36	2,020	2,203,188
5.00%, 01/01/37	237	258,417
5.00%, 02/01/37	222	242,177
5.00%, 02/01/38	1,131	1,233,673
5.00%, 03/01/38	7,870	8,564,061
5.00%, 12/01/38	1,019	1,108,606
5.00%, 08/01/40	1,474	1,600,373
5.00%, 09/01/40	6,518	7,075,347
5.00%, 08/01/41	1,957	2,133,169
5.00%, 09/01/47	2,350	2,544,886
5.00%, 12/01/47(j)	43,022	46,349,483
5.50%, 02/01/34	4,464	4,941,923
5.50%, 05/01/35	2,864	3,163,487
5.50%, 06/01/35	1,595	1,761,768
5.50%, 05/01/36	2,229	2,460,747
5.50%, 07/01/36	3,579	3,950,931
5.50%, 03/01/38	2,883	3,184,941
5.50%, 04/01/38	740	817,045
5.50%, 01/01/39	1,625	1,796,081
5.50%, 11/01/39	1,871	2,067,315
6.00%, 10/01/36	1,788	2,001,830
6.00%, 02/01/37	1,804	2,028,182
6.00%, 11/01/37	4,982	5,582,615
6.00%, 09/01/38	87	97,280
Federal National Mortgage Association
2.10%, 07/25/28	8,856	8,540,209
2.50%, 05/01/27	5,541	5,559,245
2.50%, 10/01/27	5,734	5,753,041
2.50%, 02/01/30	1,293	1,295,292
2.50%, 03/01/30	16,011	16,007,913
2.50%, 06/01/30	2,438	2,437,722
2.50%, 07/01/30	4,681	4,679,588
2.50%, 08/01/30	12,957	12,954,992
2.50%, 09/01/30	5,211	5,209,821
2.50%, 12/01/30	9,517	9,515,996
2.50%, 01/01/31	5,519	5,517,856
2.50%, 04/01/31	4,554	4,544,984
2.50%, 10/01/31	21,128	21,085,861
2.50%, 02/01/32	55,975	55,884,291
2.50%, 12/01/32(j)	339,471	338,728,535
2.50%, 12/01/47(j)	36,875	35,474,902
2.53%, 04/01/44, (12 mo. USD LIBOR + 1.590%)(k)	1,916	1,979,876
3.00%, 01/01/27	9,353	9,543,534
3.00%, 10/01/27	8,529	8,706,025
3.00%, 11/01/27	6,588	6,724,507
3.00%, 04/01/30	12,789	13,040,725
3.00%, 07/01/30	9,821	10,014,701
3.00%, 08/01/30	35,958	36,664,651
3.00%, 09/01/30	65,349	66,624,171
3.00%, 10/01/30	26,313	26,830,086
3.00%, 11/01/30	7,371	7,515,988
3.00%, 12/01/30	17,747	18,095,316
3.00%, 02/01/31	8,290	8,452,016
3.00%, 03/01/31	15,641	15,942,178
3.00%, 07/01/31	6,569	6,695,750
3.00%, 09/01/31	11,319	11,537,604
3.00%, 10/01/31	7,649	7,796,835

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 01/01/32	$28,997	$29,555,893
3.00%, 02/01/32	5,583	5,696,193
3.00%, 03/01/32	8,168	8,335,927
3.00%, 05/01/32	8,480	8,653,866
3.00%, 11/01/32	20,000	20,382,796
3.00%, 12/01/32(j)	192,999	196,617,731
3.00%, 05/01/33	1,419	1,441,904
3.00%, 08/01/42	52	51,722
3.00%, 09/01/42	202	203,114
3.00%, 10/01/42	8,678	8,708,010
3.00%, 12/01/42	41,007	41,148,971
3.00%, 01/01/43	20,115	20,184,216
3.00%, 02/01/43	624	626,584
3.00%, 03/01/43	13,096	13,132,951
3.00%, 04/01/43	25,034	25,104,633
3.00%, 05/01/43	10,885	10,915,644
3.00%, 06/01/43	7,310	7,331,048
3.00%, 07/01/43	1,374	1,377,945
3.00%, 08/01/43	5,006	5,019,475
3.00%, 11/01/45	4,922	4,915,368
3.00%, 10/01/46	6,825	6,823,849
3.00%, 12/01/46	113,639	113,403,034
3.00%, 01/01/47	41,766	41,779,438
3.00%, 12/01/47(j)	1,044,138	1,041,201,362
3.44%, 02/01/42, (12 mo. USD LIBOR + 1.805%)(k)	872	925,375
3.50%, 01/01/27	1,426	1,476,199
3.50%, 11/01/28	492	509,931
3.50%, 01/01/29	1,146	1,186,739
3.50%, 12/01/29	3,464	3,583,892
3.50%, 07/01/30	26,092	27,071,008
3.50%, 10/01/30	9,020	9,332,503
3.50%, 11/01/30	1,828	1,891,512
3.50%, 03/01/31	11,078	11,474,681
3.50%, 06/01/31	26,234	27,330,283
3.50%, 01/01/32	15,436	16,080,445
3.50%, 02/01/32	3,912	4,062,792
3.50%, 05/01/32	11,145	11,594,481
3.50%, 06/01/32	10,025	10,463,058
3.50%, 07/01/32	3,615	3,749,934
3.50%, 08/01/32	4,644	4,824,845
3.50%, 10/01/32	4,203	4,366,793
3.50%, 11/01/32	2,686	2,790,702
3.50%, 12/01/32(j)	36,639	37,852,667
3.50%, 02/01/42	29,890	30,807,544
3.50%, 05/01/42	2,638	2,720,797
3.50%, 11/01/42	9,150	9,430,310
3.50%, 12/01/42	12,718	13,107,936
3.50%, 06/01/43	10,438	10,755,629
3.50%, 10/01/43	13,423	13,834,182
3.50%, 03/01/45	52,798	54,463,558
3.50%, 05/01/45	81,676	84,078,581
3.50%, 07/01/45	31,702	32,635,086
3.50%, 10/01/45	6,922	7,133,437
3.50%, 12/01/45	153,276	157,356,287
3.50%, 02/01/46	4,813	4,936,081
3.50%, 03/01/46	69,610	71,384,606
3.50%, 04/01/46	10,775	11,075,832
3.50%, 05/01/46	72,661	74,734,352
3.50%, 06/01/46	22,774	23,369,905
3.50%, 07/01/46	91,677	94,241,532

140

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 08/01/46	$38,930	$39,951,828
3.50%, 09/01/46	22,254	22,930,686
3.50%, 10/01/46	11,323	11,639,405
3.50%, 11/01/46	48,614	49,905,008
3.50%, 12/01/46	24,959	25,695,373
3.50%, 01/01/47	47,610	48,824,485
3.50%, 04/01/47	57,655	59,319,268
3.50%, 05/01/47	45,350	46,608,221
3.50%, 06/01/47	48,692	50,071,124
3.50%, 07/01/47	35,070	36,186,291
3.50%, 08/01/47	67,766	69,586,191
3.50%, 10/01/47	32,265	33,091,401
3.50%, 11/01/47	80,484	82,539,618
3.50%, 12/01/47(j)	335,287	343,721,871
3.51%, 08/01/41, (12 mo. USD LIBOR + 1.758%)(k)	1,166	1,230,226
3.57%, 10/01/41, (12 mo. USD LIBOR + 1.815%)(k)	1,221	1,289,670
4.00%, 10/01/25	7,218	7,529,974
4.00%, 11/01/25	576	598,029
4.00%, 03/01/26	1,422	1,487,543
4.00%, 06/01/26	2,313	2,419,416
4.00%, 09/01/26	962	1,006,177
4.00%, 12/01/30	3,945	4,150,596
4.00%, 01/01/31	1,354	1,424,730
4.00%, 02/01/31	1,110	1,167,658
4.00%, 10/01/31	4,424	4,656,750
4.00%, 02/01/32	5,419	5,703,562
4.00%, 12/01/32(j)	69,272	70,668,264
4.00%, 03/01/42	8,512	8,965,784
4.00%, 06/01/42	5,014	5,278,941
4.00%, 05/01/44	8,569	9,076,296
4.00%, 10/01/44	8,386	8,810,943
4.00%, 12/01/44	33,273	35,128,742
4.00%, 02/01/45	113,083	119,339,883
4.00%, 03/01/45	8,221	8,707,880
4.00%, 05/01/45	34,720	36,774,920
4.00%, 09/01/45	2,543	2,673,398
4.00%, 11/01/45	1,292	1,352,158
4.00%, 01/01/46	4,129	4,317,863
4.00%, 02/01/46	4,302	4,498,730
4.00%, 03/01/46	36,749	38,473,965
4.00%, 04/01/46	15,922	16,670,256
4.00%, 05/01/46	19,362	20,265,845
4.00%, 06/01/46	739	773,832
4.00%, 07/01/46	43,387	45,355,891
4.00%, 08/01/46	25,847	27,091,376
4.00%, 09/01/46	737	770,958
4.00%, 10/01/46	42,011	43,982,163
4.00%, 11/01/46	3,941	4,183,243
4.00%, 04/01/47	108,282	113,508,739
4.00%, 05/01/47	18,090	19,097,229
4.00%, 06/01/47	39,082	41,196,843
4.00%, 07/01/47	145,891	153,020,112
4.00%, 08/01/47	27,540	28,984,395
4.00%, 09/01/47	48,452	50,755,858
4.00%, 10/01/47	61,010	63,828,955
4.00%, 11/01/47	106,314	111,234,811
4.00%, 12/01/47(j)	48,040	50,187,096
4.00%, 12/01/47	42,300	44,243,941
4.50%, 09/01/18	150	150,390
4.50%, 10/01/24	1,295	1,359,505

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 02/01/25	$526	$553,392
4.50%, 04/01/25	611	643,409
4.50%, 06/01/25	3,372	3,552,102
4.50%, 08/01/31	3,898	4,156,897
4.50%, 12/01/32(j)	11,250	11,409,961
4.50%, 09/01/40	10,403	11,139,136
4.50%, 12/01/40	5,136	5,499,719
4.50%, 01/01/41	12,410	13,288,685
4.50%, 05/01/41	7,113	7,644,579
4.50%, 06/01/41	40,782	43,763,873
4.50%, 08/01/41	13,752	14,743,541
4.50%, 09/01/41	5,138	5,522,688
4.50%, 01/01/42	5,560	5,960,565
4.50%, 09/01/42	4,726	5,056,355
4.50%, 08/01/43	6,778	7,226,301
4.50%, 04/01/44	15,415	16,414,246
4.50%, 06/01/44	2,523	2,704,528
4.50%, 02/01/45	5,988	6,475,411
4.50%, 08/01/45	7,423	8,026,357
4.50%, 11/01/45	612	653,095
4.50%, 12/01/45	511	545,923
4.50%, 01/01/46	705	752,940
4.50%, 02/01/46	15,371	16,458,905
4.50%, 03/01/46	678	723,421
4.50%, 04/01/46	283	301,797
4.50%, 05/01/46	375	400,406
4.50%, 07/01/46	536	571,072
4.50%, 08/01/46	11,898	12,683,605
4.50%, 09/01/46	447	476,746
4.50%, 10/01/46	3,877	4,130,288
4.50%, 01/01/47	3,634	3,874,858
4.50%, 02/01/47	1,395	1,487,311
4.50%, 03/01/47	902	961,926
4.50%, 04/01/47	13,367	14,258,855
4.50%, 06/01/47	15,250	16,353,511
4.50%, 07/01/47	36,895	39,355,576
4.50%, 08/01/47	13,729	14,644,171
4.50%, 10/01/47	3,628	3,870,131
4.50%, 11/01/47	20,356	21,713,057
4.50%, 12/01/47(j)	97,756	103,972,671
5.00%, 08/01/20	95	95,569
5.00%, 07/01/23	1,131	1,189,716
5.00%, 12/01/23	905	943,155
5.00%, 12/01/32(j)	975	987,797
5.00%, 11/01/33	8,469	9,274,126
5.00%, 06/01/39	1,785	1,955,215
5.00%, 12/01/39	324	352,266
5.00%, 01/01/40	8	8,873
5.00%, 03/01/40	5,614	6,112,407
5.00%, 04/01/40	799	870,017
5.00%, 05/01/40	60	64,957
5.00%, 06/01/40	76	81,903
5.00%, 07/01/40	4,493	4,892,029
5.00%, 08/01/40	3,513	3,845,260
5.00%, 09/01/40	23	24,636
5.00%, 10/01/40	81	87,964
5.00%, 04/01/41	1,831	2,006,994
5.00%, 05/01/41	9,153	9,966,471

141

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 06/01/41	$2,147	$2,346,940
5.00%, 08/01/41	3,731	4,098,409
5.00%, 10/01/41	10,610	11,550,890
5.00%, 01/01/42	44,143	48,063,952
5.00%, 05/01/42	21,711	23,639,865
5.00%, 06/01/47	17,248	18,738,659
5.00%, 09/01/47	13,701	14,884,765
5.00%, 10/01/47	11,095	12,054,312
5.00%, 12/01/47(j)	73,239	79,098,574
5.50%, 12/01/19	363	368,561
5.50%, 05/01/33	3,292	3,651,563
5.50%, 11/01/33	6,512	7,223,724
5.50%, 09/01/34	9,378	10,387,956
5.50%, 09/01/36	750	832,069
5.50%, 03/01/38	592	655,291
5.50%, 06/01/38	16,605	18,381,699
5.50%, 11/01/38	1,262	1,396,316
5.50%, 07/01/40	3,674	4,064,310
5.50%, 12/01/47(j)	179,467	196,965,032
6.00%, 03/01/34	5,084	5,691,654
6.00%, 05/01/34	490	551,313
6.00%, 08/01/34	835	935,230
6.00%, 11/01/34	272	304,654
6.00%, 09/01/36	1,999	2,232,254
6.00%, 08/01/37	3,614	4,046,219
6.00%, 03/01/38	864	970,499
6.00%, 05/01/38	496	558,047
6.00%, 09/01/38	395	443,245
6.00%, 06/01/39	7,261	8,158,101
6.00%, 10/01/39	512	575,987
6.00%, 12/01/47(j)	12,220	13,713,131
6.50%, 08/01/36	72	82,419
6.50%, 09/01/36	577	656,863
6.50%, 10/01/36	83	93,984
6.50%, 12/01/36	69	77,742
6.50%, 07/01/37	144	163,802
6.50%, 08/01/37	5,941	6,794,514
6.50%, 10/01/37	258	294,930
6.50%, 11/01/37	42	47,172
6.50%, 12/01/37	1,888	2,150,634
6.50%, 06/01/38	61	67,475
6.50%, 10/01/39	1,806	2,054,356
6.50%, 05/01/40	52	59,042
7.00%, 04/01/37	2,155	2,504,976
Series 2014-M06, Class A2 2.68%, 05/25/21(a)	2,500	2,525,002
Series 2015-M10, Class A2 3.09%, 04/25/27(a)	4,548	4,581,168
Series 2016-M11, Class A1 2.08%, 07/25/26	2,038	2,000,558
Series 2017-M7, Class A2 2.96%, 02/25/27(a)	17,231	17,267,478
Series 2017-M8, Class A2 3.06%, 05/25/27(a)	10,471	10,566,952
FHLMC Multifamily Structured Pass
Through Certificates
Series K003, Class A5 5.09%, 03/25/19	3,100	3,174,142
Series K006, Class A1 3.40%, 07/25/19	1,233	1,247,167
Series K006, Class A2 4.25%, 01/25/20	2,425	2,507,014
Series K007, Class A2 4.22%, 03/25/20	18,775	19,526,348
Series K010, Class A1 3.32%, 07/25/20	48	48,092
Series K010, Class A2 4.33%, 10/25/20(a)	6,375	6,712,174
Series K013, Class A2 3.97%, 01/25/21 (Call 01/11/21)(a)	4,000	4,191,796
Series K014, Class A1 2.79%, 10/25/20	579	582,746

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series K017, Class A2 2.87%, 12/25/21	$9,500	$9,671,573
Series K020, Class A2 2.37%, 05/25/22	12,400	12,388,468
Series K024, Class A2 2.57%, 09/25/22	890	895,117
Series K026, Class A2 2.51%, 11/25/22	11,900	11,934,374
Series K031, Class A2 3.30%, 04/25/23(a)	5,100	5,297,079
Series K033, Class A2 3.06%, 07/25/23(a)	2,900	2,976,921
Series K034, Class A2 3.53%, 07/25/23(a)	33,500	35,189,299
Series K036, Class A2 3.53%, 10/25/23(a)	7,685	8,076,023
Series K037, Class A2 3.49%, 01/25/24	10,700	11,230,422
Series K038, Class A1 2.60%, 10/25/23	2,424	2,442,864
Series K046, Class A2 3.21%, 03/25/25	5,000	5,152,957
Series K047, Class A2 3.33%, 05/25/25 (Call 05/11/25)(a)	15,000	15,583,187
Series K048, Class A2 3.28%, 06/25/25(a)	14,000	14,504,117
Series K052, Class A2 3.15%, 11/25/25	19,250	19,716,629
Series K063, Class A2 3.43%, 01/25/27(a)	20,000	20,809,397
Series K066, Class A2 3.12%, 06/25/27	18,250	18,517,984
Series K069, Class A2 3.19%, 09/25/27(a)	3,150	3,211,623
Series K703, Class A2 2.70%, 05/25/18	9,703	9,721,612
Series K716, Class A2 3.13%, 06/25/21	17,000	17,421,964
Series K717, Class A2 2.99%, 09/25/21	6,000	6,131,676
Series K718, Class A2 2.79%, 01/25/22	3,500	3,551,483
Series K722, Class A2 2.41%, 03/25/23	15,000	14,928,014
Series K725, Class A1 2.67%, 05/25/23	10,657	10,762,360
Government National Mortgage Association
2.50%, 05/20/45	11,665	11,414,617
2.50%, 12/01/47(j)	29,025	28,276,699
3.00%, 09/15/42	22	21,946
3.00%, 10/15/42	49	50,030
3.00%, 03/15/43	609	617,144
3.00%, 06/15/43	135	137,063
3.00%, 07/15/43	253	256,609
3.00%, 08/15/43	544	550,694
3.00%, 09/20/43	19,086	19,319,766
3.00%, 11/15/43	1,632	1,652,808
3.00%, 08/20/44	51,604	52,106,400
3.00%, 09/15/44	2,743	2,772,801
3.00%, 10/15/44	1,515	1,531,333
3.00%, 06/20/45	32,741	33,033,939
3.00%, 11/20/45	12,706	12,820,017
3.00%, 12/20/45	24,297	24,513,910
3.00%, 12/20/46	92,267	93,031,893
3.00%, 12/01/47(j)	940,625	947,681,265
3.50%, 09/15/41	579	601,750
3.50%, 12/15/41	5,637	5,866,834
3.50%, 08/20/42	32,288	33,560,173
3.50%, 09/15/42	2,021	2,102,584
3.50%, 10/15/42	1,182	1,230,213
3.50%, 11/15/42	1,037	1,079,040
3.50%, 02/15/43	404	420,777
3.50%, 03/15/43	764	794,697
3.50%, 04/15/43	126	130,456
3.50%, 05/15/43	1,810	1,880,898
3.50%, 06/15/43	119	124,045
3.50%, 01/20/44	20,110	20,895,683
3.50%, 06/20/44	27,857	28,863,582
3.50%, 08/15/44	108	111,821
3.50%, 08/20/44	26,324	27,275,164
3.50%, 09/15/44	409	424,385
3.50%, 09/20/44	20,914	21,669,614

142

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 10/15/44	$536	$556,375
3.50%, 05/20/45	13,030	13,496,290
3.50%, 09/20/45	47,125	48,881,720
3.50%, 10/20/45	7,456	7,714,590
3.50%, 10/20/46	64,556	66,786,196
3.50%, 02/20/47	229,325	237,248,396
3.50%, 04/20/47	197,410	204,318,567
3.50%, 07/20/47	128,028	132,476,399
3.50%, 08/20/47	39,416	40,862,180
3.50%, 10/20/47	163,384	169,061,328
3.50%, 12/01/47(j)	564,447	583,673,577
3.50%, 12/20/47	21,220	21,953,582
4.00%, 06/15/39	22	22,832
4.00%, 09/20/40	9,202	9,679,021
4.00%, 01/15/41	7	7,625
4.00%, 01/20/41	2,785	2,929,459
4.00%, 02/15/41	5,907	6,202,090
4.00%, 05/20/41	53	55,885
4.00%, 07/15/41	3,619	3,798,294
4.00%, 08/15/41	10	10,622
4.00%, 09/15/41	61	64,014
4.00%, 09/20/41	3,674	3,879,242
4.00%, 10/15/41	1,170	1,230,663
4.00%, 11/15/41	461	483,536
4.00%, 12/15/41	2,353	2,480,995
4.00%, 12/20/41	11,743	12,400,039
4.00%, 01/15/42	181	189,900
4.00%, 01/20/42	5,136	5,423,665
4.00%, 02/15/42	1,150	1,216,659
4.00%, 03/15/42	5,129	5,428,272
4.00%, 04/15/42	1,957	2,066,214
4.00%, 09/20/42	1,921	2,028,101
4.00%, 11/15/42	88	93,018
4.00%, 05/15/43	168	177,385
4.00%, 08/15/43	64	67,344
4.00%, 10/20/43	15,456	16,299,587
4.00%, 03/15/44	993	1,043,236
4.00%, 04/15/44	160	167,990
4.00%, 06/15/44	323	339,419
4.00%, 08/15/44	49	51,146
4.00%, 08/20/44	1,049	1,104,701
4.00%, 09/15/44	226	237,999
4.00%, 10/15/44	167	175,178
4.00%, 10/20/44	19,921	20,973,826
4.00%, 09/20/46	2,770	2,898,742
4.00%, 11/20/46	14,349	15,017,052
4.00%, 06/20/47	51,075	53,511,334
4.00%, 07/20/47	259,992	272,393,147
4.00%, 09/20/47	85,004	89,058,417
4.00%, 11/20/47	89,825	94,109,644
4.00%, 12/01/47(j)	140,019	146,188,587
4.50%, 04/15/39	1,218	1,295,975
4.50%, 08/15/39	6,343	6,750,834
4.50%, 11/20/39	2,993	3,164,796
4.50%, 01/20/40	822	869,038
4.50%, 06/15/40	4,725	5,030,045
4.50%, 07/15/40	3,324	3,538,651
4.50%, 08/15/40	4,088	4,351,809
4.50%, 08/20/40	5,318	5,680,705
4.50%, 09/15/40	6,251	6,654,786

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 10/20/40	$11,223	$11,988,130
4.50%, 06/20/41	10,369	11,075,786
4.50%, 09/20/41	6,481	6,922,998
4.50%, 12/20/41	1,262	1,348,390
4.50%, 11/20/45	14,697	15,609,833
4.50%, 08/20/46	19,539	20,831,220
4.50%, 09/20/46	3,030	3,231,110
4.50%, 10/20/46	14,490	15,447,670
4.50%, 11/20/46	5,972	6,367,136
4.50%, 12/20/46	2,250	2,398,678
4.50%, 08/20/47	94,349	99,967,618
4.50%, 09/20/47	40,236	42,631,959
4.50%, 10/20/47	7,568	8,018,367
4.50%, 12/01/47(j)	13,362	14,085,606
5.00%, 12/15/36	1,389	1,506,295
5.00%, 01/15/39	4,490	4,875,044
5.00%, 07/15/39	8,395	9,114,853
5.00%, 05/15/40	3,102	3,368,734
5.00%, 07/20/40	16,610	17,863,531
5.00%, 08/20/40	5,747	6,180,391
5.00%, 09/20/47	2,394	2,532,869
5.00%, 12/01/47(j)	54,287	58,087,090
5.50%, 03/15/36	1,954	2,171,537
5.50%, 06/20/38	2,329	2,558,507
5.50%, 03/20/39	3,158	3,467,108
5.50%, 12/15/39	847	935,411
5.50%, 01/15/40	7,527	8,301,733
6.00%, 03/15/37	6,032	6,814,063
6.00%, 09/20/38	2,618	2,925,269
6.00%, 11/15/39	1,106	1,242,421
6.50%, 10/20/38	3,551	4,038,848

		14,950,001,630
U.S. Government Agency Obligations — 1.7%
Federal Home Loan Banks
0.88%, 10/01/18	3,670	3,643,980
0.88%, 08/05/19	1,000	984,310
1.00%, 12/19/17	7,000	6,998,600
1.00%, 09/26/19	7,200	7,092,720
1.13%, 04/25/18	300	299,532
1.25%, 01/16/19	16,900	16,801,304
1.38%, 03/18/19	14,950	14,869,718
1.38%, 05/28/19	26,950	26,789,378
1.38%, 09/13/19	1,500	1,487,640
1.38%, 11/15/19	3,000	2,970,060
1.38%, 09/28/20	1,500	1,476,015
1.38%, 02/18/21	13,600	13,337,248
1.50%, 10/21/19	9,300	9,241,131
1.63%, 06/14/19	5,600	5,582,136
1.88%, 03/13/20	7,600	7,593,768
1.88%, 12/11/20	1,000	995,680
1.88%, 06/11/21	1,000	993,250
2.00%, 09/09/22	2,000	1,980,800
2.38%, 12/13/19	2,000	2,018,000
2.50%, 12/08/23	1,000	1,004,860
2.75%, 12/13/24	250	253,803
2.88%, 09/13/24	1,000	1,028,940
4.13%, 03/13/20	1,000	1,048,920
5.50%, 07/15/36	15,500	21,030,400

143

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Agency Obligations (continued)
Federal Home Loan Mortgage Corp.
0.75%, 01/12/18	$1,750	$1,748,635
0.88%, 10/12/18	3,750	3,724,950
1.13%, 08/12/21	1,500	1,449,540
1.25%, 07/26/19 (Call 01/26/18)	1,500	1,484,535
1.25%, 08/01/19	36,800	36,390,784
1.25%, 10/02/19	410	405,605
1.38%, 05/01/20	13,376	13,213,883
1.50%, 01/17/20	2,550	2,529,549
1.75%, 05/30/19	22,460	22,449,893
2.38%, 01/13/22	102,373	103,380,350
3.75%, 03/27/19	200	205,186
6.25%, 07/15/32	40,023	56,003,784
6.75%, 09/15/29	500	696,770
6.75%, 03/15/31	20,995	30,020,331
Federal National Mortgage Association
0.88%, 02/08/18	25,066	25,033,414
0.88%, 08/02/19	3,620	3,563,926
1.00%, 02/26/19	3,290	3,259,403
1.00%, 08/28/19	5,000	4,929,150
1.00%, 10/24/19	2,200	2,165,042
1.25%, 05/06/21	1,850	1,804,120
1.25%, 08/17/21	72,850	70,738,078
1.38%, 01/28/19	300	298,662
1.38%, 02/26/21	700	686,294
1.38%, 10/07/21	2,500	2,428,575
1.50%, 06/22/20	3,550	3,512,192
1.63%, 01/21/20	81,000	80,574,750
1.75%, 06/20/19	1,350	1,348,853
1.75%, 09/12/19	130,000	129,810,200
1.88%, 09/18/18	4,637	4,645,625
1.88%, 04/05/22	5,850	5,787,463
1.88%, 09/24/26	3,580	3,381,024
2.00%, 01/05/22	43,850	43,635,573
2.13%, 04/24/26	4,200	4,068,918
2.63%, 09/06/24	5,175	5,257,127
6.25%, 05/15/29	5,075	6,783,499
6.63%, 11/15/30	17,915	25,262,479
7.25%, 05/15/30	6,826	10,000,431
NCUA Guaranteed Notes Series A4 3.00%, 06/12/19	9,500	9,660,265
Tennessee Valley Authority
3.50%, 12/15/42	525	557,681
4.63%, 09/15/60	1,000	1,237,570
4.88%, 01/15/48	8,035	10,183,800
5.25%, 09/15/39	440	585,944
5.88%, 04/01/36	540	748,651
7.13%, 05/01/30	3,556	5,104,851

		890,279,548
U.S. Government Obligations — 37.6%
U.S. Treasury Note/Bond
0.75%, 07/15/19	164,900	162,232,680
0.75%, 08/15/19	132,050	129,800,048
0.88%, 04/15/19	112,300	110,979,182
0.88%, 05/15/19	78,650	77,674,399
0.88%, 06/15/19	41,000	40,453,838
0.88%, 07/31/19	237,950	234,530,575
0.88%, 09/15/19	91,200	89,742,586
1.00%, 03/15/19	27,000	26,747,785
1.00%, 08/31/19	34,000	33,547,946
1.00%, 09/30/19	4,500	4,436,836

Security	Par (000)	Value
U.S. Government Obligations (continued)
1.00%, 10/15/19	$47,500	$46,810,035
1.00%, 11/15/19	81,500	80,271,635
1.00%, 11/30/19	242,500	238,740,935
1.13%, 01/15/19	11,500	11,426,328
1.13%, 01/31/19	30,000	29,797,453
1.13%, 05/31/19	70,400	69,754,274
1.13%, 12/31/19	100,000	98,634,719
1.13%, 03/31/20	85,200	83,826,585
1.13%, 04/30/20	304	298,825
1.13%, 06/30/21	60,000	58,178,567
1.13%, 07/31/21	100,000	96,858,251
1.13%, 08/31/21	4,300	4,159,190
1.13%, 09/30/21	19,000	18,358,814
1.25%, 12/15/18	147,500	146,841,730
1.25%, 12/31/18	150,000	149,290,465
1.25%, 01/31/19	52,000	51,727,996
1.25%, 03/31/19	64,950	64,531,047
1.25%, 04/30/19	61,400	60,977,875
1.25%, 06/30/19	151,350	150,149,044
1.25%, 08/31/19	179,720	178,105,329
1.25%, 10/31/19	108,000	106,916,264
1.25%, 01/31/20	61,000	60,268,160
1.25%, 02/29/20	35,000	34,555,945
1.25%, 10/31/21	237,500	230,393,615
1.38%, 12/31/18	141,072	140,596,520
1.38%, 02/28/19	62,200	61,931,409
1.38%, 12/15/19	45,000	44,616,797
1.38%, 01/15/20	120,000	118,917,520
1.38%, 01/31/20	20,400	20,214,206
1.38%, 02/15/20	32,000	31,684,538
1.38%, 02/29/20	50,209	49,704,665
1.38%, 03/31/20	35,750	35,367,509
1.38%, 05/31/20	180,054	177,930,508
1.38%, 08/31/20	29,680	29,277,488
1.38%, 09/30/20	106,600	105,072,483
1.38%, 10/31/20	57,200	56,337,826
1.38%, 01/31/21	30,000	29,468,174
1.38%, 04/30/21	20,000	19,595,827
1.38%, 05/31/21	25,000	24,472,036
1.38%, 06/30/23	284,100	271,693,495
1.38%, 08/31/23	15,000	14,313,203
1.38%, 09/30/23	50,000	47,671,451
1.50%, 12/31/18	164,856	164,527,666
1.50%, 01/31/19	57,500	57,359,973
1.50%, 02/28/19	62,500	62,326,565
1.50%, 03/31/19	20,000	19,939,319
1.50%, 05/31/19	132,000	131,487,910
1.50%, 10/31/19	64,720	64,363,012
1.50%, 11/30/19	197,685	196,526,386
1.50%, 05/15/20	107,500	106,585,530
1.50%, 05/31/20	117,000	115,965,842
1.50%, 01/31/22	22,250	21,739,844
1.50%, 02/28/23	155,053	149,861,870
1.50%, 03/31/23	80,000	77,247,526
1.50%, 08/15/26	271,000	251,965,453
1.63%, 03/31/19	25,000	24,961,575
1.63%, 04/30/19	35,400	35,336,445
1.63%, 06/30/19	86,600	86,407,317
1.63%, 07/31/19	220,500	219,957,363
1.63%, 12/31/19	47,010	46,831,761

144

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations (continued)
1.63%, 03/15/20	$29,500	$29,357,926
1.63%, 06/30/20	61,500	61,122,151
1.63%, 11/30/20	108,700	107,756,238
1.63%, 08/15/22	15,091	14,767,187
1.63%, 08/31/22	22,000	21,498,402
1.63%, 11/15/22	1,181	1,152,950
1.63%, 04/30/23	105,000	101,968,277
1.63%, 05/31/23	20,000	19,405,050
1.63%, 10/31/23	8,400	8,118,805
1.63%, 02/15/26	235,890	222,620,860
1.63%, 05/15/26	115,500	108,753,323
1.75%, 09/30/19	65,300	65,253,610
1.75%, 10/31/20	57,900	57,648,543
1.75%, 12/31/20	100,000	99,438,189
1.75%, 11/30/21	117,800	116,393,659
1.75%, 02/28/22	131,000	129,287,612
1.75%, 03/31/22	100,000	98,597,698
1.75%, 04/30/22	49,000	48,272,843
1.75%, 05/15/22	50,135	49,416,021
1.75%, 05/31/22	12,500	12,306,261
1.75%, 06/30/22	106,000	104,270,226
1.75%, 09/30/22	173,700	170,580,034
1.75%, 01/31/23	69,040	67,621,055
1.75%, 05/15/23	85,004	83,054,148
1.88%, 06/30/20	163,119	163,158,878
1.88%, 11/30/21	75,500	75,035,085
1.88%, 01/31/22	10,000	9,915,952
1.88%, 03/31/22	125,000	123,821,842
1.88%, 04/30/22	115,000	113,855,990
1.88%, 05/31/22	151,000	149,564,934
1.88%, 07/31/22	75,000	74,147,680
1.88%, 08/31/22	140,000	138,369,279
1.88%, 09/30/22	42,000	41,492,651
1.88%, 10/31/22	205,000	202,453,517
2.00%, 07/31/20	14,250	14,296,328
2.00%, 09/30/20	135,800	136,188,327
2.00%, 11/30/20	222,700	223,232,921
2.00%, 02/28/21	82,000	82,109,624
2.00%, 05/31/21	85,000	85,008,185
2.00%, 08/31/21	62,250	62,184,664
2.00%, 10/31/21	180,000	179,691,496
2.00%, 11/15/21	91,306	91,199,086
2.00%, 12/31/21	17,000	16,951,730
2.00%, 07/31/22	97,000	96,477,110
2.00%, 10/31/22	9,000	8,943,195
2.00%, 11/30/22	166,400	165,266,665
2.00%, 02/15/23	570	565,038
2.00%, 04/30/24	102,000	100,274,364
2.00%, 05/31/24	90,000	88,434,509
2.00%, 06/30/24	41,000	40,264,223
2.00%, 02/15/25	140,693	137,633,261
2.00%, 08/15/25	195,715	190,812,239
2.00%, 11/15/26	92,000	88,995,552
2.13%, 08/31/20	345,520	347,728,647
2.13%, 01/31/21	109,400	109,988,960
2.13%, 06/30/21	254,750	255,774,793
2.13%, 08/15/21	34,088	34,211,866
2.13%, 09/30/21	89,000	89,278,705
2.13%, 12/31/21	135,000	135,334,288
2.13%, 06/30/22	122,500	122,554,993

Security	Par (000)	Value
U.S. Government Obligations (continued)
2.13%, 12/31/22	$71,800	$71,684,912
2.13%, 11/30/23	90,000	89,466,667
2.13%, 02/29/24	85,750	85,030,639
2.13%, 03/31/24	77,000	76,298,702
2.13%, 07/31/24	100,000	98,929,688
2.13%, 05/15/25	205,050	202,056,963
2.25%, 03/31/21	105,500	106,422,536
2.25%, 04/30/21	7,000	7,060,395
2.25%, 07/31/21	150,200	151,413,562
2.25%, 12/31/23	25,000	24,993,167
2.25%, 01/31/24	31,000	30,973,780
2.25%, 11/15/24	196,516	195,685,358
2.25%, 11/15/25	196,379	194,689,328
2.25%, 02/15/27	145,700	143,670,195
2.25%, 08/15/27	130,000	127,990,209
2.25%, 11/15/27	120,000	118,257,074
2.25%, 08/15/46	248,060	219,478,819
2.38%, 08/15/24	116,967	117,468,476
2.38%, 05/15/27	82,000	81,668,069
2.50%, 08/15/23	123,311	125,191,917
2.50%, 05/15/24	157,450	159,448,296
2.50%, 02/15/45	116,824	109,448,881
2.50%, 02/15/46	21,700	20,283,371
2.50%, 05/15/46	65,717	61,404,652
2.63%, 04/30/18	53,100	53,368,910
2.63%, 08/15/20	34,235	34,899,662
2.63%, 11/15/20	95,606	97,564,244
2.75%, 02/15/19	43,000	43,532,499
2.75%, 11/15/23	33,760	34,728,865
2.75%, 02/15/24	100,090	102,878,434
2.75%, 08/15/42	6,223	6,166,850
2.75%, 11/15/42	178,040	176,286,050
2.75%, 08/15/47	53,000	52,110,192
2.75%, 11/15/47	50,000	49,195,434
2.88%, 05/15/43	25,684	25,981,720
2.88%, 08/15/45	140,500	141,720,828
2.88%, 11/15/46	113,100	114,003,921
3.00%, 05/15/42	40,050	41,528,831
3.00%, 11/15/44	135,477	140,110,836
3.00%, 05/15/45	111,200	114,910,366
3.00%, 11/15/45	143,200	147,920,841
3.00%, 02/15/47	104,000	107,444,059
3.00%, 05/15/47	126,000	130,177,888
3.13%, 05/15/19	67,200	68,545,140
3.13%, 05/15/21	24,616	25,553,069
3.13%, 11/15/41	31,900	33,810,695
3.13%, 02/15/42	30,800	32,632,671
3.13%, 02/15/43	47,600	50,358,272
3.13%, 08/15/44	146,019	154,484,871
3.38%, 11/15/19	10,000	10,305,711
3.38%, 05/15/44	42,500	46,967,853
3.50%, 05/15/20	109,654	113,970,171
3.50%, 02/15/39	4,000	4,516,684
3.63%, 08/15/19	107,900	111,247,635
3.63%, 02/15/20	132,155	137,304,228
3.63%, 02/15/21	462,271	486,392,629
3.63%, 08/15/43	30,600	35,187,124
3.63%, 02/15/44	33,450	38,515,610
3.75%, 08/15/41	29,500	34,516,469
3.75%, 11/15/43	30,350	35,637,330

145

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations (continued)
3.88%, 08/15/40	$19,816	$23,582,313
4.25%, 05/15/39	16,040	20,063,216
4.25%, 11/15/40	234,689	294,407,923
4.38%, 11/15/39	43,633	55,505,196
4.38%, 05/15/40	40,403	51,482,427
4.38%, 05/15/41	30,949	39,582,621
4.50%, 02/15/36	85,160	109,031,779
4.50%, 08/15/39	40,207	51,966,313
4.63%, 02/15/40	90,100	118,501,041
4.75%, 02/15/37	77	101,870
4.75%, 02/15/41	107,258	143,987,091
5.00%, 05/15/37	6,108	8,320,342
5.25%, 11/15/28	6,377	8,089,221
5.25%, 02/15/29	6,440	8,197,730
5.38%, 02/15/31	27,040	35,827,695
5.50%, 08/15/28	10,000	12,879,482
6.00%, 02/15/26	63,968	81,352,960
6.13%, 11/15/27	70,000	92,942,115
6.13%, 08/15/29	31,600	43,347,331
6.25%, 05/15/30	13,853	19,441,140
6.38%, 08/15/27	63,580	85,452,058
6.50%, 11/15/26	53,450	71,189,053
6.63%, 02/15/27	31,800	42,974,886
6.75%, 08/15/26	38,500	51,780,164
6.88%, 08/15/25	49,065	64,852,814
7.25%, 08/15/22	121,500	149,432,483
7.50%, 11/15/24	40,000	53,427,600
7.63%, 11/15/22	12,000	15,091,065
7.63%, 02/15/25	13,817	18,707,347
7.88%, 02/15/21	36,500	43,260,416
8.00%, 11/15/21	30,500	37,422,839
8.13%, 08/15/19	73,984	81,862,042
8.13%, 05/15/21	7,000	8,440,782
8.75%, 05/15/20	22,000	25,689,512
8.75%, 08/15/20	36,606	43,274,618
2.13%, 11/30/24	75,000	74,068,359

		19,626,181,705

Total U.S. Government & Agency Obligations — 67.9% (Cost: $35,619,321,244)		35,466,462,883

Security	Shares (000)	Value
Short-Term Investments

Money Market Funds — 12.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.33%(g)(l)	6,444,514	$6,445,803,126
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.03%(g)(l)(m)	251,985	251,985,026

Total Short-Term Investments — 12.8% (Cost: $6,697,078,658)		6,697,788,152

Total Investments in Securities — 112.1% (Cost: $58,399,543,030)		58,566,205,398
Other Assets, Less Liabilities — (12.1)%		(6,321,266,131)

Net Assets — 100.0%		$52,244,939,267

(a)	Variable rate security with an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	All or a portion of this security is on loan.
(e)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(f)	Zero-coupon bond.
(g)	Affiliate of the Fund.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)	Investments are denominated in U.S. dollars.
(j)	TBA transaction.
(k)	Floating rate security. Rate shown is the rate in effect as of period end.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/ Shares Held at 02/28/17 (000)	Par/ Shares Purchased (000)	Par/ Shares Sold (000)	Par/ Shares Held at 11/30/17 (000)	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
PNC Bank N.A.
1.50%, 10/18/17	$1,000	$—	$(1,000)	$—	$—	$8,120	$(13)	$(926)
1.80%, 11/05/18	10,000	—	(10,000)	—	—	132,082	(10,525)	(13,658)
1.85%, 07/20/18	2,250	—	(2,250)	—	—	11,894	(5,921)	14,437
2.15%, 04/29/21	2,500	690	—	3,190	3,162,119	50,472	—	4,449
2.20%, 01/28/19	3,050	—	—	3,050	3,053,324	43,502	—	(12,087)
2.25%, 07/02/19	2,650	1,250	—	3,900	3,906,474	45,064	—	(9,573)
2.30%, 06/01/20	2,250	250	—	2,500	2,502,050	32,303	—	(2,391)
2.40%, 10/18/19	250	250	—	500	501,660	7,205	—	(979)
2.45%, 11/05/20	—	800	—	800	802,480	4,214	—	(4,154)

146

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Core U.S. Aggregate Bond ETF

Affiliates (continued)

Affiliated Issuer	Par/ Shares Held at 02/28/17 (000)	Par/ Shares Purchased (000)		Par/ Shares Sold (000)	Par/ Shares Held at 11/30/17 (000)	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
2.45%, 07/28/22	—	250		—	250	$248,060	$1,876		$—	$(2,406)
2.55%, 12/09/21	250	—		—	250	250,435	4,880		—	206
2.60%, 07/21/20	—	350		—	350	352,384	5,070		—	(1,157)
2.70%, 11/01/22	4,085	—		—	4,085	4,074,011	90,905		—	5,174
2.95%, 01/30/23	—	500		—	500	503,195	7,020		—	(2,187)
2.95%, 02/23/25	250	—		—	250	249,328	5,542		—	1,495
3.10%, 10/25/27	—	700		—	700	692,202	1,205		—	(4,331)
3.25%, 06/01/25	450	300		—	750	759,803	11,996		—	(18)
3.30%, 10/30/24	1,500	—		—	1,500	1,533,435	28,754		—	17,356
3.80%, 07/25/23	6,750	—		—	6,750	7,065,967	189,892		—	(8,249)
4.20%, 11/01/25	500	—		—	500	536,060	14,096		—	1,649
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27	—	200		—	200	198,632	246		—	(1,185)
3.90%, 04/29/24	2,750	—		—	2,750	2,882,110	75,273		—	37,999
4.38%, 08/11/20	2,762	—		—	2,762	2,904,464	59,557		—	(10,276)
6.70%, 06/10/19	1,163	—		—	1,163	1,239,746	50,276		—	(36,052)
6.88%, 05/15/19	—	225		—	225	239,711	3,281		—	(590)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,193,124	2,251,390	(a)	—	6,444,514	6,445,803,126	50,295,749		(163,852)	(954,975)
BlackRock Cash Funds: Treasury, SL Agency Shares	140,544	111,441	(a)	—	251,985	251,985,026	639	(b)	—	—

						$6,735,445,802	$51,181,113		$(180,311)	$(982,429)

(a)	Net of purchases and sales.
(b)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$617,850,541	$—	$617,850,541
Corporate Bonds & Notes	—	13,881,578,676	—	13,881,578,676
Foreign Government Obligations	—	1,574,217,117	—	1,574,217,117
Municipal Debt Obligations	—	328,308,029	—	328,308,029
U.S. Government & Agency Obligations	—	35,466,462,883	—	35,466,462,883
Money Market Funds	6,697,788,152	—	—	6,697,788,152

	$6,697,788,152	$51,868,417,246	$—	$58,566,205,398

Portfolio Abbreviations — Fixed Income

AGM	Assured Guaranty Municipal Corp.
BAB	Build America Bond
GO	General Obligation
GOL	General Obligation Limited
LIBOR	London Interbank Offered Rate
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bond

147

Schedule of Investments (unaudited) November 30, 2017	iShares® Edge High Yield Defensive Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes

Aerospace & Defense — 2.0%
KLX Inc. 5.88%, 12/01/22 (Call 01/02/18)(a)	$100	$104,500
TransDigm Inc. 6.38%, 06/15/26 (Call 06/15/21)	100	101,500

		206,000
Agriculture — 0.5%
Vector Group Ltd. 6.13%, 02/01/25 (Call 02/01/20)(a)	50	52,125

Airlines — 0.8%
Allegiant Travel Co. 5.50%, 07/15/19	50	51,562
American Airlines Group Inc. 4.63%, 03/01/20(a)	25	25,464

		77,026
Auto Manufacturers — 1.5%
Navistar International Corp. 6.63%, 11/01/25 (Call 11/01/20)(a)	75	77,672
Tesla Inc. 5.30%, 08/15/25 (Call 08/15/20)(a)(b)	75	71,603

		149,275
Auto Parts & Equipment — 1.5%
Allison Transmission Inc. 5.00%, 10/01/24 (Call 10/01/19)(a)	50	52,078
Dana Financing Luxembourg Sarl 5.75%, 04/15/25 (Call 04/15/20)(a)	25	26,555
Meritor Inc. 6.25%, 02/15/24 (Call 02/15/19)	50	52,562
Titan International Inc. 6.50%, 11/30/23 (Call 11/30/19)(a)	25	24,868

		156,063
Beverages — 0.5%
Cott Holdings Inc. 5.50%, 04/01/25 (Call 04/01/20)(a)	50	51,525

Building Materials — 1.5%
Builders FirstSource Inc. 5.63%, 09/01/24 (Call 09/01/19)(a)	50	52,125
Griffon Corp. 5.25%, 03/01/22 (Call 01/02/18)	50	50,953
Summit Materials LLC/Summit Materials Finance Corp. 6.13%, 07/15/23 (Call 07/15/18)	50	52,265

		155,343
Chemicals — 2.6%
CF Industries Inc. 5.38%, 03/15/44	60	58,500
CVR Partners LP/CVR Nitrogen Finance Corp. 9.25%, 06/15/23 (Call 06/15/19)(a)	50	53,000
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7.00%, 04/15/25 (Call 04/15/20)(a)	50	53,875
Platform Specialty Products Corp. 6.50%, 02/01/22 (Call 02/01/18)(a)	100	103,375

		268,750
Coal — 1.0%
Peabody Energy Corp. 6.38%, 03/31/25 (Call 03/31/20)(a)	50	51,438
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.50%, 06/15/25 (Call 06/15/20)(a)	50	52,687

		104,125
Commercial Services — 1.3%
Laureate Education Inc. 8.25%, 05/01/25 (Call 05/01/20)(a)	50	52,906
RR Donnelley & Sons Co. 7.88%, 03/15/21	25	25,844
ServiceMaster Co. LLC (The) 5.13%, 11/15/24 (Call 11/15/19)(a)	50	50,750

		129,500
Computers — 2.8%
Conduent Finance Inc./Conduent Business Services LLC 10.50%, 12/15/24 (Call 12/15/20)(a)	25	29,187
NCR Corp. 5.00%, 07/15/22 (Call 01/02/18)	75	76,125
Western Digital Corp. 10.50%, 04/01/24 (Call 04/01/19)	150	174,225

		279,537

Security	Par (000)	Value
Cosmetics & Personal Care — 1.0%
Avon International Operations Inc. 7.88%, 08/15/22 (Call 08/15/19)(a)	$100	$101,219

Diversified Financial Services — 4.0%
Ally Financial Inc. 8.00%, 11/01/31	75	99,281
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.75%, 02/01/24 (Call 02/01/20)	100	105,000
LPL Holdings Inc. 5.75%, 09/15/25 (Call 03/15/20)(a)	50	51,438
Navient Corp.
6.13%, 03/25/24	100	101,250
6.75%, 06/25/25(b)	50	51,500

		408,469
Electric — 1.6%
DPL Inc. 7.25%, 10/15/21 (Call 07/15/21)	100	110,750
NRG Energy Inc. 7.25%, 05/15/26 (Call 05/15/21)	50	54,875

		165,625
Electrical Components & Equipment — 0.3%
Energizer Holdings Inc. 5.50%, 06/15/25 (Call 06/15/20)(a)	25	25,938

Entertainment — 5.1%
Cinemark USA Inc. 4.88%, 06/01/23 (Call 06/01/18)	50	50,875
Eldorado Resorts Inc. 6.00%, 04/01/25 (Call 04/01/20)	25	26,320
International Game Technology PLC 6.50%, 02/15/25 (Call 08/15/24)(a)	200	225,250
Scientific Games International Inc. 10.00%, 12/01/22 (Call 12/01/18)	100	110,125
Six Flags Entertainment Corp. 4.88%, 07/31/24 (Call 07/31/19)(a)	100	101,750

		514,320
Environmental Control — 0.2%
Covanta Holding Corp. 5.88%, 07/01/25 (Call 07/01/20)	25	25,000

Food — 2.6%
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)(a)	50	52,475
5.88%, 09/30/27 (Call 09/30/22)(a)	50	52,188
Post Holdings Inc. 5.75%, 03/01/27 (Call 03/01/22)(a)(b)	100	102,030
TreeHouse Foods Inc. 6.00%, 02/15/24 (Call 02/15/19)(a)	50	52,312

		259,005
Gas — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.63%, 05/20/24 (Call 03/20/24)	50	52,250

Health Care — Products — 0.7%
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp. 8.13%, 06/15/21 (Call 06/15/18)(a)(b)	75	71,016

Health Care — Services — 4.3%
DaVita Inc. 5.00%, 05/01/25 (Call 05/01/20)	100	100,030
HCA Inc.
5.38%, 02/01/25	50	51,875
7.50%, 02/15/22	75	84,562
HealthSouth Corp. 5.75%, 11/01/24 (Call 01/02/18)	100	102,375
MEDNAX Inc. 5.25%, 12/01/23 (Call 12/01/18)(a)	50	51,250
Tenet Healthcare Corp. 7.00%, 08/01/25 (Call 08/01/20)(a)(b)	50	45,375

		435,467
Holding Companies — Diversified — 0.8%
HRG Group Inc. 7.75%, 01/15/22 (Call 01/02/18)	75	77,813

148

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Edge High Yield Defensive Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Home Builders — 1.5%
Beazer Homes USA Inc. 5.88%, 10/15/27 (Call 10/15/22)(a)	$25	$25,063
MDC Holdings Inc. 6.00%, 01/15/43 (Call 10/15/42)	25	24,688
PulteGroup Inc. 5.50%, 03/01/26 (Call 12/01/25)	50	54,250
TRI Pointe Group Inc./TRI Pointe Homes Inc. 5.88%, 06/15/24	25	26,930
William Lyon Homes Inc. 5.88%, 01/31/25 (Call 01/31/20)	25	25,562

		156,493
Household Products & Wares — 0.8%
Spectrum Brands Inc. 5.75%, 07/15/25 (Call 07/15/20)	75	78,750

Internet — 2.3%
Netflix Inc.
4.88%, 04/15/28(a)	25	24,719
5.88%, 02/15/25	50	53,500
VeriSign Inc. 4.63%, 05/01/23 (Call 05/01/18)	50	51,438
Zayo Group LLC/Zayo Capital Inc. 6.00%, 04/01/23 (Call 04/01/18)	100	104,062

		233,719
Iron & Steel — 3.6%
Allegheny Technologies Inc. 7.88%, 08/15/23 (Call 05/15/23)	75	81,750
ArcelorMittal 7.25%, 03/01/41	100	124,625
Cleveland-Cliffs Inc. 5.75%, 03/01/25 (Call 03/01/20)(a)	50	48,600
U.S. Steel Corp. 8.38%, 07/01/21 (Call 07/01/18)(a)	100	109,250

		364,225
Machinery — 1.0%
Terex Corp. 5.63%, 02/01/25 (Call 02/01/20)(a)	50	52,781
Xerium Technologies Inc. 9.50%, 08/15/21 (Call 08/15/18)	50	50,875

		103,656
Manufacturing — 1.5%
Bombardier Inc.
6.13%, 01/15/23(a)	50	49,210
7.50%, 03/15/25 (Call 03/15/20)(a)	100	100,500

		149,710
Media — 3.1%
Sirius XM Radio Inc. 5.38%, 04/15/25 (Call 04/15/20)(a)	100	105,155
Virgin Media Finance PLC 6.38%, 04/15/23 (Call 04/15/18)(a)	200	207,250

		312,405
Mining — 4.2%
Alcoa Nederland Holding BV 6.75%, 09/30/24 (Call 09/30/19)(a)(b)	200	220,060
Freeport-McMoRan Inc. 3.88%, 03/15/23 (Call 12/15/22)	100	98,860
IAMGOLD Corp. 7.00%, 04/15/25 (Call 04/15/20)(a)	50	52,437
Joseph T Ryerson & Son Inc. 11.00%, 05/15/22 (Call 05/15/19)(a)	50	56,350

		427,707
Oil & Gas — 9.7%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 6.50%, 04/15/21 (Call 01/02/18)	75	74,719
Chesapeake Energy Corp. 8.00%, 01/15/25 (Call 01/15/20)(a)	75	74,625
CNX Resources Corp. 8.00%, 04/01/23 (Call 04/01/18)	100	106,750
Continental Resources Inc./OK 5.00%, 09/15/22 (Call 01/02/18)	75	76,406
CVR Refining LLC/Coffeyville Finance Inc. 6.50%, 11/01/22 (Call 01/02/18)	25	25,688
Eclipse Resources Corp. 8.88%, 07/15/23 (Call 07/15/18)	50	51,125
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)(b)	50	40,562
5.20%, 03/15/25 (Call 12/15/24)	50	41,000
Matador Resources Co. 6.88%, 04/15/23 (Call 04/15/18)	25	26,375
Murphy Oil Corp. 6.88%, 08/15/24 (Call 08/15/19)	50	53,812

Security	Par (000)	Value
Oil & Gas (continued)
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)	$50	$52,500
7.25%, 06/15/25 (Call 06/15/20)(a)	50	52,625
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	75	71,601
7.38%, 06/15/25 (Call 03/15/25)(b)	25	25,125
Sunoco LP/Sunoco Finance Corp. 6.38%, 04/01/23 (Call 04/01/18)	100	105,625
Transocean Inc. 9.00%, 07/15/23 (Call 07/15/20)(a)	100	108,000

		986,538
Oil & Gas Services — 2.3%
McDermott International Inc. 8.00%, 05/01/21 (Call 01/22/18)(a)	50	51,500
SESI LLC 7.13%, 12/15/21 (Call 01/02/18)	75	76,594
Weatherford International Ltd.
8.25%, 06/15/23 (Call 03/15/23)	50	49,875
9.88%, 02/15/24 (Call 11/15/23)	50	52,437

		230,406
Packaging & Containers — 0.5%
Berry Global Inc. 5.13%, 07/15/23 (Call 07/15/18)	50	52,375

Pharmaceuticals — 2.5%
Valeant Pharmaceuticals International Inc.
5.50%, 03/01/23 (Call 03/01/18)(a)	50	42,812
5.88%, 05/15/23 (Call 05/15/18)(a)	100	87,480
7.25%, 07/15/22 (Call 01/02/18)(a)(b)	125	121,875

		252,167
Pipelines — 1.5%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25%, 04/01/23 (Call 04/01/18)	50	51,750
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.75%, 04/15/25 (Call 04/15/20)	50	50,125
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 5.50%, 09/15/24 (Call 09/15/19)(a)	50	51,875

		153,750
Real Estate — 2.3%
Howard Hughes Corp. (The) 5.38%, 03/15/25 (Call 03/15/20)(a)	100	102,750
Kennedy-Wilson Inc. 5.88%, 04/01/24 (Call 04/01/19)	75	77,438
Realogy Group LLC/Realogy Co-Issuer Corp. 4.88%, 06/01/23 (Call 03/01/23)(a)	50	50,375

		230,563
Real Estate Investment Trusts (REITs) — 3.0%
CyrusOne LP/CyrusOne Finance Corp. 5.00%, 03/15/24 (Call 03/15/20)(a)	25	26,000
ESH Hospitality Inc. 5.25%, 05/01/25 (Call 05/01/20)(a)	75	76,312
Iron Mountain Inc. 5.75%, 08/15/24 (Call 01/02/18)	50	51,188
Starwood Property Trust Inc. 5.00%, 12/15/21 (Call 09/15/21)	50	52,062
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC 8.25%, 10/15/23 (Call 04/15/19)(b)	100	95,750

		301,312
Retail — 4.7%
1011778 BC ULC/New Red Finance Inc. 5.00%, 10/15/25 (Call 10/15/20)(a)	75	76,828
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 01/02/18)(b)	75	71,062
6.75%, 06/15/23 (Call 06/15/19)	25	23,188
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 5.00%, 06/01/24 (Call 06/01/19)(a)	125	130,937
L Brands Inc. 6.88%, 11/01/35	125	126,250
Men’s Wearhouse Inc. (The) 7.00%, 07/01/22 (Call 01/02/18)	50	48,063

		476,328

149

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Edge High Yield Defensive Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Semiconductors — 1.9%
Qorvo Inc. 7.00%, 12/01/25 (Call 12/01/20)	$75	$85,125
Sensata Technologies BV 4.88%, 10/15/23(a)	100	104,425

		189,550
Software — 3.7%
CDK Global Inc. 5.00%, 10/15/24 (Call 07/15/24)	50	52,245
First Data Corp.
5.75%, 01/15/24 (Call 01/15/19)(a)	100	103,750
7.00%, 12/01/23 (Call 12/01/18)(a)	50	53,000
MSCI Inc. 5.75%, 08/15/25 (Call 08/15/20)(a)	50	53,875
Open Text Corp. 5.88%, 06/01/26 (Call 06/01/21)(a)(b)	50	54,250
PTC Inc. 6.00%, 05/15/24 (Call 05/15/19)	50	53,625

		370,745
Telecommunications — 8.2%
CenturyLink Inc.
7.60%, 09/15/39	75	62,250
7.65%, 03/15/42	75	63,000
Cincinnati Bell Inc. 7.00%, 07/15/24 (Call 09/15/19)(a)	65	63,050
Consolidated Communications Inc. 6.50%, 10/01/22 (Call 01/02/18)	50	45,563
Frontier Communications Corp.
8.75%, 04/15/22	10	7,450
10.50%, 09/15/22 (Call 06/15/22)	75	59,437
11.00%, 09/15/25 (Call 06/15/25)(b)	100	76,750
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc. 12.50%, 07/01/22 (Call 07/01/19)(a)	50	56,750
GTT Communications Inc. 7.88%, 12/31/24 (Call 12/31/19)(a)	50	52,712
Hughes Satellite Systems Corp. 6.63%, 08/01/26	75	78,469
Level 3 Financing Inc. 5.63%, 02/01/23 (Call 02/01/18)	50	50,562
Nokia OYJ 6.63%, 05/15/39	25	27,625

Security	Par/ Shares (000)	Value
Telecommunications (continued)
Sprint Capital Corp. 8.75%, 03/15/32	$50	$57,875
Sprint Corp. 7.88%, 09/15/23	100	107,750
ViaSat Inc. 5.63%, 09/15/25 (Call 09/15/20)(a)	25	25,281

		834,524
Transportation — 0.5%
XPO Logistics Inc. 6.13%, 09/01/23 (Call 09/01/19)(a)(b)	50	52,813

Total Corporate Bonds & Notes — 95.9% (Cost: $9,690,185)		9,723,127

Short-Term Investments
Money Market Funds — 14.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.33%(c)(d)(e)	1,072	1,072,528
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.03%(c)(d)	388	387,593

Total Short-Term Investments — 14.4% (Cost: $1,460,121)		1,460,121

Total Investments in Securities — 110.3% (Cost: $11,150,306)		11,183,248
Other Assets, Less Liabilities — (10.3)%		(1,048,115)

Net Assets — 100.0%		$10,135,133

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/11/17 (a) (000)	Net Activity (000)	Shares Held at 11/30/17 (000)	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	1,072	1,072	$1,072,528	$—	(b)	$(117)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	388	388	387,593	1,499		—	—

				$1,460,121	$1,499		$(117)	$—

(a)	The Fund commenced operations on July 11, 2017.
(b)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

150

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Edge High Yield Defensive Bond ETF (Percentages shown are based on Net Assets)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$9,723,127	$—	$9,723,127
Money Market Funds	1,460,121	—	—	1,460,121

	$1,460,121	$9,723,127	$—	$11,183,248

151

Schedule of Investments (unaudited) November 30, 2017	iShares® Edge Investment Grade Enhanced Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes

Advertising — 1.1%
Omnicom Group Inc. 3.60%, 04/15/26 (Call 01/15/26)	$55	$55,131
WPP Finance 2010
3.75%, 09/19/24	35	35,697
4.75%, 11/21/21	20	21,394

		112,222
Aerospace & Defense — 3.3%
L3 Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)	10	10,290
5.20%, 10/15/19	40	42,090
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	30	29,812
3.55%, 01/15/26 (Call 10/15/25)	50	51,747
Northrop Grumman Corp. 4.75%, 06/01/43	45	50,952
Rockwell Collins Inc. 3.50%, 03/15/27 (Call 12/15/26)	50	50,677
United Technologies Corp.
4.50%, 06/01/42	40	43,686
5.70%, 04/15/40(a)	40	50,373

		329,627
Agriculture — 2.2%
Altria Group Inc.
4.00%, 01/31/24	50	53,245
5.38%, 01/31/44	20	23,904
Philip Morris International Inc. 6.38%, 05/16/38	35	46,652
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	40	42,642
5.70%, 08/15/35 (Call 02/15/35)	25	29,273
5.85%, 08/15/45 (Call 02/15/45)	20	24,379

		220,095
Airlines — 0.5%
Delta Air Lines Inc. 3.63%, 03/15/22 (Call 02/15/22)	45	45,912

Auto Manufacturers — 3.0%
Daimler Finance North America LLC 8.50%, 01/18/31	35	52,191
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	75	78,078
7.45%, 07/16/31	40	51,890
General Motors Co. 6.60%, 04/01/36 (Call 10/01/35)	20	23,962
General Motors Financial Co.Inc.
4.00%, 01/15/25 (Call 10/15/24)	30	30,568
5.25%, 03/01/26 (Call 12/01/25)	60	65,162

		301,851
Auto Parts & Equipment — 0.4%
Lear Corp. 3.80%, 09/15/27 (Call 06/15/27)	35	34,953

Banks — 15.2%
Bank of America Corp.
3.88%, 08/01/25	20	20,967
4.00%, 01/22/25	70	72,228
4.13%, 01/22/24	50	53,095
Capital One Financial Corp. 2.40%, 10/30/20 (Call 09/30/20)	30	29,851
3.75%, 03/09/27 (Call 02/09/27)	90	90,774
Citigroup Inc.
3.70%, 01/12/26	110	112,752
5.50%, 09/13/25	45	50,634
8.13%, 07/15/39	35	54,622
Deutsche Bank AG 4.25%, 10/14/21	30	31,221
Deutsche Bank AG/London 3.70%, 05/30/24	50	50,380

Security	Par (000)	Value
Banks (continued)
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	$100	$101,209
3.75%, 02/25/26 (Call 11/25/25)	85	87,010
4.00%, 03/03/24	75	78,642
HSBC USA Inc. 3.50%, 06/23/24	150	153,906
JPMorgan Chase & Co.
3.13%, 01/23/25 (Call 10/23/24)	100	100,217
3.30%, 04/01/26 (Call 01/01/26)	130	130,310
Morgan Stanley
3.88%, 01/27/26	90	93,409
Series F, 3.88%, 04/29/24	80	83,585
Royal Bank of Canada 4.65%, 01/27/26	50	53,578
Wells Fargo & Co.
3.00%, 02/19/25	15	14,878
3.00%, 04/22/26	65	63,389

		1,526,657
Beverages — 1.6%
Anheuser-Busch InBev Worldwide Inc. 8.20%, 01/15/39	35	54,959
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	30	30,141
4.25%, 05/01/23	30	31,831
Molson Coors Brewing Co. 3.00%, 07/15/26 (Call 04/15/26)(a)	50	48,485

		165,416
Biotechnology — 0.9%
Biogen Inc.
4.05%, 09/15/25 (Call 06/15/25)	50	52,708
5.20%, 09/15/45 (Call 03/15/45)	5	5,734
Celgene Corp. 3.88%, 08/15/25 (Call 05/15/25)	30	30,893

		89,335
Building Materials — 0.1%
Owens Corning 4.30%, 07/15/47 (Call 01/15/47)	15	14,506

Chemicals — 1.9%
LYB International Finance II BV 3.50%, 03/02/27 (Call 12/02/26)	100	99,345
Monsanto Co.
3.38%, 07/15/24 (Call 04/15/24)	40	40,519
4.40%, 07/15/44 (Call 01/15/44)	25	26,020
Westlake Chemical Corp. 3.60%, 08/15/26 (Call 05/15/26)	25	25,069

		190,953
Commercial Services — 1.9%
Ecolab Inc. 2.70%, 11/01/26 (Call 08/01/26)	40	38,324
S&P Global Inc. 4.40%, 02/15/26 (Call 11/15/25)	50	54,045
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	15	15,432
4.80%, 04/01/26 (Call 01/01/26)	35	37,945
Verisk Analytics Inc. 4.00%, 06/15/25 (Call 03/15/25)(a)	45	46,686

		192,432
Computers — 1.2%
Apple Inc. 3.20%, 05/11/27 (Call 02/11/27)	30	30,329
DXC Technology Co. 4.75%, 04/15/27 (Call 01/15/27)	15	15,964
HP Inc.
4.65%, 12/09/21	20	21,356
6.00%, 09/15/41	45	47,682

		115,331
Diversified Financial Services — 3.0%
Brookfield Finance LLC 4.00%, 04/01/24 (Call 02/01/24)	50	51,651
Cboe Global Markets Inc. 3.65%, 01/12/27 (Call 10/12/26)	15	15,373
Discover Financial Services 4.10%, 02/09/27 (Call 11/09/26)	70	71,159

152

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Edge Investment Grade Enhanced Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Diversified Financial Services (continued)
International Lease Finance Corp.
4.63%, 04/15/21	$25	$26,332
8.25%, 12/15/20	50	57,487
Nasdaq Inc. 3.85%, 06/30/26 (Call 03/30/26)	10	10,253
ORIX Corp.
2.90%, 07/18/22	40	39,924
3.70%, 07/18/27	25	25,163

		297,342
Electric — 6.0%
Dominion Energy Inc. 3.90%, 10/01/25 (Call 07/01/25)	40	41,754
DTE Electric Co. 2.85%, 10/01/26 (Call 07/01/26)	30	28,802
Duke Energy Corp. 2.65%, 09/01/26 (Call 06/01/26)	65	62,008
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	15	15,164
3.40%, 10/01/46 (Call 04/01/46)	15	14,270
Entergy Corp. 2.95%, 09/01/26 (Call 06/01/26)	40	38,755
Exelon Corp. 3.95%, 06/15/25 (Call 03/15/25)	50	52,191
Exelon Generation Co. LLC 5.60%, 06/15/42 (Call 12/15/41)	40	41,982
FirstEnergy Corp.
Series B, 4.25%, 03/15/23 (Call 12/15/22)	20	20,971
Series C, 7.38%, 11/15/31	35	46,657
NextEra Energy Capital Holdings Inc. 3.55%, 05/01/27 (Call 02/01/27)	50	51,001
PSEG Power LLC 3.00%, 06/15/21 (Call 05/15/21)	20	20,201
Southern California Edison Co. Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	55	57,062
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	60	60,055
3.25%, 07/01/26 (Call 04/01/26)	50	49,126

		599,999
Electronics — 0.7%
Arrow Electronics Inc. 3.88%, 01/12/28 (Call 10/12/27)	15	14,950
Fortive Corp. 2.35%, 06/15/21 (Call 05/15/21)	35	34,697
Keysight Technologies Inc. 4.60%, 04/06/27 (Call 01/06/27)	20	21,245

		70,892
Food — 3.0%
Conagra Brands Inc. 3.20%, 01/25/23 (Call 10/25/22)	40	40,516
JM Smucker Co. (The) 3.50%, 03/15/25	50	50,909
Kraft Heinz Foods Co.
3.95%, 07/15/25 (Call 04/15/25)	50	51,450
6.88%, 01/26/39	35	44,953
Sysco Corp. 3.30%, 07/15/26 (Call 04/15/26)	60	60,263
Tyson Foods Inc. 3.95%, 08/15/24 (Call 05/15/24)	55	57,763

		305,854
Forest Products & Paper — 0.7%
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	25	24,166
3.65%, 06/15/24 (Call 03/15/24)	40	41,440

		65,606
Gas — 0.4%
Sempra Energy 3.25%, 06/15/27 (Call 03/15/27)	40	39,581

Health Care — Products — 4.2%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	50	48,730
3.75%, 11/30/26 (Call 08/30/26)	50	50,884
Baxter International Inc. 2.60%, 08/15/26 (Call 05/15/26)	35	33,378
Becton Dickinson and Co. 3.70%, 06/06/27 (Call 03/06/27)	60	59,895
Boston Scientific Corp. 3.85%, 05/15/25	40	41,322

Security	Par (000)	Value
Health Care — Products (continued)
Stryker Corp. 3.50%, 03/15/26 (Call 12/15/25)	$65	$66,852
Thermo Fisher Scientific Inc. 4.15%, 02/01/24 (Call 11/01/23)	65	68,746
Zimmer Biomet Holdings Inc. 3.55%, 04/01/25 (Call 01/01/25)	55	54,935

		424,742
Health Care — Services — 2.3%
Anthem Inc. 3.50%, 08/15/24 (Call 05/15/24)	75	76,094
Cigna Corp. 3.25%, 04/15/25 (Call 01/15/25)	45	44,950
Humana Inc. 3.95%, 03/15/27 (Call 12/15/26)	25	25,665
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	50	50,954
4.70%, 02/01/45 (Call 08/01/44)	10	10,573
Quest Diagnostics Inc. 3.45%, 06/01/26 (Call 03/01/26)	25	24,969

		233,205
Holding Companies — Diversified — 0.8%
Ares Capital Corp.
3.50%, 02/10/23 (Call 01/10/23)	25	24,613
3.63%, 01/19/22 (Call 12/19/21)	20	20,121
4.88%, 11/30/18	35	35,877

		80,611
Insurance — 2.8%
American Financial Group Inc./OH 4.50%, 06/15/47 (Call 12/15/46)	15	15,289
American International Group Inc. 3.75%, 07/10/25 (Call 04/10/25)	70	71,752
Aon PLC 3.88%, 12/15/25 (Call 09/15/25)	35	36,520
Arch Capital Finance LLC 4.01%, 12/15/26 (Call 09/15/26)	10	10,393
Berkshire Hathaway Inc. 4.50%, 02/11/43(a)	50	56,040
Chubb INA Holdings Inc. 3.15%, 03/15/25	40	40,241
Marsh & McLennan Companies Inc. 4.35%, 01/30/47 (Call 07/30/46)(a)	15	16,342
Old Republic International Corp. 3.88%, 08/26/26 (Call 07/26/26)	15	15,120
Willis North America Inc. 3.60%, 05/15/24 (Call 03/15/24)	20	20,359

		282,056
Internet — 1.7%
eBay Inc.
3.45%, 08/01/24 (Call 05/01/24)	35	35,552
3.60%, 06/05/27 (Call 03/05/27)	25	24,820
Expedia Inc.
3.80%, 02/15/28 (Call 11/15/27)(b)	30	28,826
5.00%, 02/15/26 (Call 11/15/25)	30	32,179
Priceline Group Inc. (The) 3.60%, 06/01/26 (Call 03/01/26)	50	50,165

		171,542
Lodging — 0.2%
Marriott International Inc./MD Series R, 3.13%, 06/15/26 (Call 03/15/26)	20	19,603

Machinery — 0.5%
Roper Technologies Inc. 3.80%, 12/15/26 (Call 09/15/26)	15	15,420
Wabtec Corp./DE 3.45%, 11/15/26 (Call 08/15/26)	40	38,954

		54,374
Manufacturing — 0.2%
Carlisle Companies Inc. 3.75%, 12/01/27 (Call 09/01/27)	20	20,076

Media — 1.5%
CBS Corp.
3.70%, 06/01/28 (Call 03/01/28)(b)	10	9,774
4.00%, 01/15/26 (Call 10/15/25)	40	40,763
Comcast Corp. 3.97%, 11/01/47 (Call 05/01/47)(b)	4	4,009

153

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Edge Investment Grade Enhanced Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Media (continued)
Time Warner Inc. 3.88%, 01/15/26 (Call 10/15/25)	$100	$100,984

		155,530
Mining — 1.7%
Goldcorp Inc. 3.70%, 03/15/23 (Call 12/15/22)	50	51,453
Newmont Mining Corp. 4.88%, 03/15/42 (Call 09/15/41)	35	37,906
Southern Copper Corp. 6.75%, 04/16/40	60	77,505

		166,864
Office & Business Equipment — 0.9%
Xerox Corp. 4.50%, 05/15/21	90	93,154

Oil & Gas — 3.3%
Andeavor 4.75%, 12/15/23 (Call 10/15/23)(b)	50	53,467
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	15	15,197
4.38%, 06/01/24 (Call 03/01/24)	35	37,075
Concho Resources Inc. 3.75%, 10/01/27 (Call 07/01/27)	20	20,100
ConocoPhillips Holding Co. 6.95%, 04/15/29	35	45,412
Husky Energy Inc. 4.00%, 04/15/24 (Call 01/15/24)	35	36,411
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	35	35,566
6.50%, 03/01/41 (Call 09/01/40)	20	24,648
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	10	9,900
6.63%, 06/15/37	45	57,785

		335,561
Pharmaceuticals — 3.1%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	90	89,046
4.50%, 05/14/35 (Call 11/14/34)	10	10,701
AstraZeneca PLC
4.00%, 09/18/42	15	14,968
6.45%, 09/15/37	25	33,378
GlaxoSmithKline Capital Inc. 6.38%, 05/15/38	20	27,612
Wyeth LLC 5.95%, 04/01/37	75	99,424
Zoetis Inc. 4.50%, 11/13/25 (Call 08/13/25)	35	38,113

		313,242
Pipelines — 6.5%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 5.25%, 01/15/25 (Call 01/15/21)	40	42,200
Buckeye Partners LP 3.95%, 12/01/26 (Call 09/01/26)	15	14,670
Enable Midstream Partners LP 4.40%, 03/15/27 (Call 12/15/26)	20	20,310
Enbridge Inc. 4.00%, 10/01/23 (Call 07/01/23)	40	41,534
Enterprise Products Operating LLC
3.75%, 02/15/25 (Call 11/15/24)	50	51,395
3.90%, 02/15/24 (Call 11/15/23)	40	41,555
EQT Midstream Partners LP 4.13%, 12/01/26 (Call 09/01/26)	15	14,897
Kinder Morgan Energy Partners LP 3.50%, 03/01/21 (Call 01/01/21)	35	35,626
Kinder Morgan Inc./DE
4.30%, 06/01/25 (Call 03/01/25)	50	51,718
5.30%, 12/01/34 (Call 06/01/34)	35	37,039
MPLX LP 4.88%, 06/01/25 (Call 03/01/25)	50	53,550
Phillips 66 Partners LP 3.75%, 03/01/28 (Call 12/01/27)	15	14,881
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (Call 12/01/24)	50	55,028
5.88%, 06/30/26 (Call 12/31/25)(a)	25	28,043
Spectra Energy Partners LP 4.75%, 03/15/24 (Call 12/15/23)	60	65,099
TC PipeLines LP 3.90%, 05/25/27 (Call 02/25/27)	20	20,016
TransCanada PipeLines Ltd. 7.63%, 01/15/39	20	29,854

Security	Par (000)	Value
Pipelines (continued)
Williams Partners LP/ACMP Finance Corp. 4.88%, 03/15/24 (Call 03/15/19)	$35	$36,442

		653,857
Real Estate — 0.4%
CBRE Services Inc. 5.00%, 03/15/23 (Call 03/15/18)	40	41,106

Real Estate Investment Trusts (REITs) — 4.8%
American Tower Corp.
4.00%, 06/01/25 (Call 03/01/25)	20	20,613
5.00%, 02/15/24	50	54,711
Boston Properties LP 3.65%, 02/01/26 (Call 11/03/25)	70	70,916
Crown Castle International Corp.
4.45%, 02/15/26 (Call 11/15/25)	15	15,708
5.25%, 01/15/23	45	49,394
Digital Realty Trust LP 3.70%, 08/15/27 (Call 05/15/27)	50	50,238
HCP Inc. 3.88%, 08/15/24 (Call 05/17/24)	65	66,583
Lifestorage LP/CA 3.50%, 07/01/26 (Call 04/01/26)	15	14,505
Mid-America Apartments LP 3.60%, 06/01/27 (Call 03/01/27)	15	14,985
Realty Income Corp.
4.13%, 10/15/26 (Call 07/15/26)	15	15,537
4.65%, 08/01/23 (Call 05/01/23)	35	37,799
VEREIT Operating Partnership LP 3.95%, 08/15/27 (Call 05/15/27)	20	19,753
Welltower Inc. 4.00%, 06/01/25 (Call 03/01/25)	51	52,747

		483,489
Retail — 2.1%
CVS Health Corp. 3.88%, 07/20/25 (Call 04/20/25)	50	51,122
Darden Restaurants Inc. 3.85%, 05/01/27 (Call 02/01/27)	15	15,172
McDonald’s Corp.
3.70%, 01/30/26 (Call 10/30/25)	50	51,978
4.70%, 12/09/35 (Call 06/09/35)	15	16,677
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	50	49,085
3.80%, 11/18/24 (Call 08/18/24)	25	25,554

		209,588
Semiconductors — 3.1%
Analog Devices Inc. 3.90%, 12/15/25 (Call 09/15/25)	40	41,682
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (Call 11/15/23)(b)	50	49,453
3.88%, 01/15/27 (Call 10/15/26)(b)	40	39,196
KLA-Tencor Corp. 4.65%, 11/01/24 (Call 08/01/24)	50	54,104
Maxim Integrated Products Inc. 3.45%, 06/15/27 (Call 03/15/27)	20	20,065
NVIDIA Corp. 3.20%, 09/16/26 (Call 06/16/26)	50	49,900
QUALCOMM Inc. 2.60%, 01/30/23 (Call 12/30/22)	60	58,175

		312,575
Software — 2.9%
Activision Blizzard Inc. 3.40%, 09/15/26 (Call 06/15/26)	25	25,130
Autodesk Inc. 3.50%, 06/15/27 (Call 03/15/27)	25	24,757
Fidelity National Information Services Inc. 5.00%, 10/15/25 (Call 07/15/25)	65	71,614
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	10	10,067
3.85%, 06/01/25 (Call 03/01/25)	45	46,900
Microsoft Corp. 4.20%, 11/03/35 (Call 05/03/35)	45	49,420
Oracle Corp. 3.85%, 07/15/36 (Call 01/15/36)	10	10,346
VMware Inc. 3.90%, 08/21/27 (Call 05/21/27)	50	50,212

		288,446

154

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Edge Investment Grade Enhanced Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Telecommunications — 7.2%
AT&T Inc.
3.95%, 01/15/25 (Call 10/15/24)	$75	$76,371
4.13%, 02/17/26 (Call 11/17/25)	50	50,895
4.25%, 03/01/27 (Call 12/01/26)	35	35,795
4.45%, 04/01/24 (Call 01/01/24)	50	52,755
6.38%, 03/01/41	45	52,585
British Telecommunications PLC 9.13%, 12/15/30	35	51,897
Deutsche Telekom International Finance BV 8.75%, 06/15/30	35	51,231
Orange SA 9.00%, 03/01/31	25	37,344
Verizon Communications Inc. 4.13%, 03/16/27	60	62,530
4.15%, 03/15/24 (Call 12/15/23)	50	52,427
4.40%, 11/01/34 (Call 05/01/34)	100	100,543
5.25%, 03/16/37	25	27,199
Vodafone Group PLC 6.15%, 02/27/37	60	73,480

		725,052
Textiles — 0.5%
Cintas Corp. No. 2 3.70%, 04/01/27 (Call 01/01/27)	50	52,140

Transportation — 0.9%
FedEx Corp. 5.10%, 01/15/44	35	39,574
United Parcel Service Inc. 6.20%, 01/15/38	40	54,070

		93,644

Total Corporate Bonds & Notes — 98.7% (Cost: $9,918,877)		9,929,021

Security	Shares (000)	Value
Short-Term Investments

Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.33%(c)(d)(e)	254	$254,227
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.03%(c)(d)	65	65,165

Total Short-Term Investments — 3.2% (Cost: $319,392)		319,392

Total Investments in Securities — 101.9% (Cost: $10,238,269)		10,248,413
Other Assets, Less Liabilities — (1.9)%		(191,577)

Net Assets — 100.0%		$10,056,836

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/11/17 (a) (000)	Net Activity (000)	Shares Held at 11/30/17 (000)	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	254	254	$254,227	$—	(b)	$(10)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	65	65	65,165	256		—	—

				$319,392	$256		$(10)	$—

(a)	The Fund commenced operations on July 11, 2017.
(b)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$9,929,021	$—	$9,929,021
Money Market Funds	319,392	—	—	319,392

	$319,392	$9,929,021	$—	$10,248,413

155

Schedule of Investments (unaudited) November 30, 2017	iShares® ESG 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes

Advertising — 0.8%
WPP Finance 2010 4.75%, 11/21/21	$75	$80,230

Aerospace & Defense — 1.5%
Rockwell Collins Inc.
1.95%, 07/15/19	50	49,815
2.80%, 03/15/22 (Call 02/15/22)	100	100,391

		150,206
Agriculture — 1.6%
Bunge Ltd. Finance Corp. 8.50%, 06/15/19	150	163,392

Auto Manufacturers — 1.9%
American Honda Finance Corp.
1.65%, 07/12/21	100	97,568
1.70%, 09/09/21	100	97,461

		195,029
Banks — 33.2%
Australia & New Zealand Banking Group Ltd./New York NY 2.70%, 11/16/20	350	352,548
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/20	200	202,476
Bank of Montreal 1.50%, 07/18/19	200	198,110
Bank of Nova Scotia (The) 2.80%, 07/21/21	200	202,122
BPCE SA 2.65%, 02/03/21	250	251,237
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	125	123,754
2.55%, 06/16/22	50	49,696
Commonwealth Bank of Australia/New York NY 2.40%, 11/02/20	250	249,875
Compass Bank 2.75%, 09/29/19 (Call 08/29/19)	250	251,390
Goldman Sachs Group Inc. (The)
5.25%, 07/27/21	125	135,890
5.75%, 01/24/22	25	27,778
Intesa Sanpaolo SpA 3.88%, 01/15/19	200	203,138
Morgan Stanley 2.75%, 05/19/22	75	74,875
Northern Trust Corp. 3.38%, 08/23/21	25	25,900
Santander Holdings USA Inc. 3.70%, 03/28/22 (Call 02/28/22)(a)	100	101,596
Skandinaviska Enskilda Banken AB 2.30%, 03/11/20	250	250,000
State Street Corp. 4.38%, 03/07/21	200	212,546
Toronto-Dominion Bank (The) 2.50%, 12/14/20	150	150,729
Westpac Banking Corp. 2.10%, 05/13/21	250	247,335

		3,310,995
Beverages — 6.4%
Anheuser-Busch InBev Finance Inc. 2.65%, 02/01/21 (Call 01/01/21)	100	100,760
Coca-Cola European Partners US LLC 3.50%, 09/15/20	150	154,410
Diageo Capital PLC 4.83%, 07/15/20	150	159,766
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	125	122,124
1.85%, 04/30/20 (Call 03/30/20)	100	99,389

		636,449
Building Materials — 0.8%
CRH America Inc. 5.75%, 01/15/21	75	81,599

Chemicals — 0.4%
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	15	14,910
3.75%, 11/15/21 (Call 08/15/21)	25	25,619

		40,529

Security	Par (000)	Value
Commercial Services — 2.2%
Ecolab Inc.
2.25%, 01/12/20	$200	$199,852
2.38%, 08/10/22 (Call 07/10/22)	25	24,718

		224,570
Computers — 4.4%
Dell International LLC/EMC Corp. 4.42%, 06/15/21 (Call 05/15/21)(a)	75	78,318
Hewlett Packard Enterprise Co. 3.60%, 10/15/20 (Call 09/15/20)	75	76,789
HP Inc.
3.75%, 12/01/20	100	103,161
4.30%, 06/01/21	50	52,548
International Business Machines Corp. 2.50%, 01/27/22	100	100,202
Seagate HDD Cayman 4.25%, 03/01/22 (Call 02/01/22)(a)	25	25,030

		436,048
Cosmetics & Personal Care — 1.0%
Procter & Gamble Co. (The) 2.30%, 02/06/22	100	99,973

Diversified Financial Services — 3.4%
American Express Credit Corp. 2.70%, 03/03/22 (Call 01/31/22)	75	75,377
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/20	200	199,268
International Lease Finance Corp. 8.63%, 01/15/22	50	60,481

		335,126
Electric — 7.1%
Commonwealth Edison Co. 4.00%, 08/01/20 (Call 05/01/20)	100	104,092
Eversource Energy 4.50%, 11/15/19	100	104,014
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	140	141,474
4.25%, 06/15/22 (Call 03/15/22)	50	52,873
NextEra Energy Capital Holdings Inc. 2.40%, 09/15/19 (Call 08/15/19)	150	150,321
Public Service Co. of Colorado 5.13%, 06/01/19	150	156,532

		709,306
Electronics — 1.5%
Agilent Technologies Inc. 5.00%, 07/15/20	50	53,181
Honeywell International Inc.
1.40%, 10/30/19	25	24,709
1.85%, 11/01/21 (Call 10/01/21)	75	73,466

		151,356
Food — 3.1%
Campbell Soup Co. 4.25%, 04/15/21	50	52,703
General Mills Inc. 2.20%, 10/21/19	150	149,914
Kellogg Co.
3.13%, 05/17/22	50	50,997
4.15%, 11/15/19	50	51,761

		305,375
Health Care — Products — 0.3%
Becton Dickinson and Co. 2.89%, 06/06/22 (Call 05/06/22)	35	34,757

Health Care — Services — 0.5%
Quest Diagnostics Inc. 4.70%, 04/01/21	50	53,107

Household Products & Wares — 1.3%
Clorox Co. (The) 3.80%, 11/15/21	50	52,276
Kimberly-Clark Corp. 2.40%, 03/01/22	75	74,791

		127,067
Lodging — 1.0%
Marriott International Inc./MD 2.30%, 01/15/22 (Call 12/15/21)	100	98,122

156

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® ESG 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Machinery — 1.6%
Caterpillar Financial Services Corp. 1.70%, 08/09/21	$50	$48,851
Komatsu Mining Corp. 5.13%, 10/15/21	50	54,547
Xylem Inc./NY 4.88%, 10/01/21	50	54,000

		157,398
Manufacturing — 2.3%
3M Co. 1.63%, 09/19/21 (Call 08/19/21)	150	146,559
General Electric Co. 2.20%, 01/09/20 (Call 12/09/19)	80	79,868

		226,427
Media — 0.8%
Time Warner Inc.
4.00%, 01/15/22	50	52,123
4.75%, 03/29/21	25	26,664

		78,787
Office & Business Equipment — 1.0%
Pitney Bowes Inc. 3.63%, 10/01/21 (Call 09/01/21)	50	46,696
Xerox Corp. 4.50%, 05/15/21	50	51,839

		98,535
Oil & Gas — 2.7%
Cenovus Energy Inc. 5.70%, 10/15/19	25	26,342
ConocoPhillips Co. 4.20%, 03/15/21 (Call 02/15/21)	40	42,173
Encana Corp. 3.90%, 11/15/21 (Call 08/15/21)(b)	25	25,726
Noble Energy Inc. 4.15%, 12/15/21 (Call 09/15/21)	25	26,144
Total Capital International SA
2.10%, 06/19/19	50	50,057
2.88%, 02/17/22	100	101,598

		272,040
Oil & Gas Services — 0.5%
Baker Hughes a GE Co. LLC 3.20%, 08/15/21 (Call 05/15/21)	50	51,096

Pharmaceuticals — 3.3%
AstraZeneca PLC 2.38%, 06/12/22 (Call 05/12/22)	50	49,252
Cardinal Health Inc.
2.40%, 11/15/19	175	175,052
2.62%, 06/15/22 (Call 05/15/22)	25	24,570
Zoetis Inc. 3.45%, 11/13/20 (Call 10/13/20)	75	76,958

		325,832
Pipelines — 0.5%
Enbridge Inc. 2.90%, 07/15/22 (Call 06/15/22)	20	19,875
ONEOK Inc. 4.25%, 02/01/22 (Call 11/01/21)	25	25,995

		45,870
Real Estate — 1.0%
Prologis LP 3.35%, 02/01/21 (Call 12/11/17)	100	103,430

Real Estate Investment Trusts (REITs) — 1.0%
Boston Properties LP 4.13%, 05/15/21 (Call 02/15/21)	100	104,890

Retail — 1.6%
Best Buy Co. Inc. 5.50%, 03/15/21 (Call 12/15/20)	75	80,818

Security	Par/ Shares (000)	Value
Retail (continued)
Nordstrom Inc. 4.00%, 10/15/21 (Call 07/15/21)	$50	$51,541
Target Corp. 2.90%, 01/15/22	25	25,445

		157,804
Semiconductors — 2.5%
Intel Corp. 1.70%, 05/19/21 (Call 04/19/21)	200	196,442
NVIDIA Corp. 2.20%, 09/16/21 (Call 08/16/21)	50	49,432

		245,874
Software — 2.5%
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	150	146,097
1.85%, 02/06/20	100	99,724

		245,821
Telecommunications — 5.2%
Motorola Solutions Inc. 3.75%, 05/15/22	50	51,170
Orange SA 1.63%, 11/03/19	175	173,024
Telefonica Emisiones SAU 5.46%, 02/16/21	100	108,167
Vodafone Group PLC
2.50%, 09/26/22	25	24,761
4.38%, 03/16/21	50	53,026
5.45%, 06/10/19	100	104,816

		514,964

Total Corporate Bonds & Notes — 98.9% (Cost: $9,924,994)		9,862,004

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.33%(c)(d)(e)	26	26,497
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.03%(c)(d)	68	68,240

Total Short-Term Investments — 0.9% (Cost: $94,737)		94,737

Total Investments in Securities — 99.8% (Cost: $10,019,731)		9,956,741
Other Assets, Less Liabilities — 0.2%		16,326

Net Assets — 100.0%		$9,973,067

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

157

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® ESG 1-5 Year USD Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/11/17 (a) (000)	Net Activity (000)	Shares Held at 11/30/17 (000)	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	26	26	$26,497	$—	(b)	$(3)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	68	68	68,240	452		—	—

				$94,737	$452		$(3)	$—

(a)	The Fund commenced operations on July 11, 2017.
(b)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$9,862,004	$—	$9,862,004
Money Market Funds	94,737	—	—	94,737

	$94,737	$9,862,004	$—	$9,956,741

158

Schedule of Investments (unaudited) November 30, 2017	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes

Advertising — 1.3%
WPP Finance 2010 4.75%, 11/21/21	$125	$133,716

Aerospace & Defense — 2.6%
Embraer Netherlands Finance BV 5.40%, 02/01/27	35	36,965
Northrop Grumman Corp. 3.20%, 02/01/27 (Call 11/01/26)	25	25,083
Rockwell Collins Inc. 3.20%, 03/15/24 (Call 01/15/24)	150	151,409
United Technologies Corp. 4.50%, 06/01/42	40	43,801

		257,258
Agriculture — 1.7%
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (Call 05/15/26)	35	33,645
8.50%, 06/15/19	125	136,160

		169,805
Apparel — 0.3%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	15	14,259
3.88%, 11/01/45 (Call 05/01/45)	15	15,370

		29,629
Auto Manufacturers — 0.2%
Ford Motor Co. 5.29%, 12/08/46 (Call 06/08/46)(a)	20	21,277

Banks — 21.8%
Australia & New Zealand Banking Group Ltd./New York NY 2.30%, 06/01/21	250	247,947
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/20	200	202,476
Bank of America Corp. 4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(b)	55	60,400
Bank of New York Mellon Corp. (The) 3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(b)	35	35,672
Bank of Nova Scotia (The)
2.35%, 10/21/20	100	99,859
2.70%, 03/07/22	50	50,073
4.50%, 12/16/25	25	26,242
BPCE SA 2.75%, 12/02/21	250	251,427
Citigroup Inc. 4.75%, 05/18/46	55	59,352
Compass Bank 2.75%, 09/29/19 (Call 08/29/19)	250	251,390
Cooperatieve Rabobank UA 5.25%, 05/24/41	15	18,474
Goldman Sachs Group Inc. (The)
3.85%, 01/26/27 (Call 01/26/26)	50	51,000
6.75%, 10/01/37	50	66,044
Intesa Sanpaolo SpA 3.88%, 01/15/19	200	203,138
JPMorgan Chase & Co. 4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(b)	55	57,942
Morgan Stanley
3.95%, 04/23/27	35	35,441
4.38%, 01/22/47	40	42,720
Northern Trust Corp. 3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(b)	30	29,715
Santander Holdings USA Inc. 4.50%, 07/17/25 (Call 04/17/25)	35	36,418
State Street Corp. 3.55%, 08/18/25	125	129,841
SVB Financial Group 3.50%, 01/29/25	25	25,049
Toronto-Dominion Bank (The) 3.63%, 09/15/31 (Call 09/15/26), (5 year USD Swap + 2.205%)(b)	35	34,812
Westpac Banking Corp.
2.10%, 05/13/21	100	98,934
3.35%, 03/08/27	75	75,589

		2,189,955

Security	Par (000)	Value
Beverages — 5.8%
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26 (Call 11/01/25)	$125	$128,215
4.90%, 02/01/46 (Call 08/01/45)	20	22,528
Coca-Cola FEMSA SAB de CV 4.63%, 02/15/20	100	105,059
Diageo Capital PLC 4.83%, 07/15/20	50	53,256
Diageo Investment Corp. 2.88%, 05/11/22	125	126,966
Molson Coors Brewing Co. 4.20%, 07/15/46 (Call 01/15/46)	20	19,820
PepsiCo Inc.
3.60%, 03/01/24 (Call 12/01/23)	100	105,020
4.45%, 04/14/46 (Call 10/14/45)	25	27,895

		588,759
Biotechnology — 0.9%
Amgen Inc. 4.66%, 06/15/51 (Call 12/15/50)	30	32,446
Biogen Inc. 5.20%, 09/15/45 (Call 03/15/45)	20	23,086
Gilead Sciences Inc. 4.15%, 03/01/47 (Call 09/01/46)	30	30,902

		86,434
Building Materials — 0.1%
Johnson Controls International PLC 4.95%, 07/02/64 (Call 01/02/64)(c)	10	10,928

Chemicals — 0.9%
Dow Chemical Co. (The) 4.38%, 11/15/42 (Call 05/15/42)	20	20,625
EI du Pont de Nemours & Co. 4.15%, 02/15/43	25	25,316
Mosaic Co. (The) 5.45%, 11/15/33 (Call 05/15/33)(a)	20	21,444
Sherwin-Williams Co. (The) 4.50%, 06/01/47 (Call 12/01/46)	20	21,145

		88,530
Commercial Services — 1.7%
Ecolab Inc.
3.25%, 01/14/23 (Call 11/14/22)	50	51,346
4.35%, 12/08/21	100	106,736
Western Union Co. (The) 6.20%, 11/17/36	10	10,911

		168,993
Computers — 2.6%
Apple Inc. 3.35%, 02/09/27 (Call 11/09/26)	25	25,585
4.65%, 02/23/46 (Call 08/23/45)	30	34,277
Dell International LLC/EMC Corp. 6.02%, 06/15/26 (Call 03/15/26)(d)	50	55,053
Hewlett Packard Enterprise Co. 6.35%, 10/15/45 (Call 04/15/45)(a)	15	15,382
HP Inc. 4.05%, 09/15/22	100	104,706
International Business Machines Corp. 5.60%, 11/30/39	25	31,905

		266,908
Cosmetics & Personal Care — 0.2%
Procter & Gamble Co. (The) 2.45%, 11/03/26	25	24,075

Diversified Financial Services — 3.2%
American Express Credit Corp. 3.30%, 05/03/27 (Call 04/03/27)	50	50,277
Franklin Resources Inc. 2.85%, 03/30/25	35	34,643
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/20	200	199,268
Jefferies Group LLC 6.25%, 01/15/36	15	16,858
Visa Inc. 4.30%, 12/14/45 (Call 06/14/45)	20	22,163

		323,209
Electric — 7.3%
Baltimore Gas & Electric Co. 2.40%, 08/15/26 (Call 05/15/26)	100	94,518
Berkshire Hathaway Energy Co. 5.15%, 11/15/43 (Call 05/15/43)	25	29,747
Consolidated Edison Co. of New York Inc. 4.50%, 12/01/45 (Call 06/01/45)	30	33,743

159

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
Dominion Energy Inc. 7.00%, 06/15/38	$25	$34,098
Duke Energy Corp. 3.75%, 09/01/46 (Call 03/01/46)	25	24,449
Exelon Generation Co. LLC 5.60%, 06/15/42 (Call 12/15/41)(a)	20	21,134
NextEra Energy Capital Holdings Inc.
3.55%, 05/01/27 (Call 02/01/27)	50	51,027
4.50%, 06/01/21 (Call 03/01/21)	150	159,318
NSTAR Electric Co. 3.20%, 05/15/27 (Call 02/15/27)	50	50,538
Progress Energy Inc. 6.00%, 12/01/39	20	25,499
Public Service Electric & Gas Co. 3.80%, 03/01/46 (Call 09/01/45)	15	15,612
San Diego Gas & Electric Co. 2.50%, 05/15/26 (Call 02/15/26)	40	38,354
Southern California Edison Co. 4.65%, 10/01/43 (Call 04/01/43)	35	40,673
Southern Co. (The) 4.40%, 07/01/46 (Call 01/01/46)	25	26,251
Southwestern Electric Power Co. 6.20%, 03/15/40	20	26,321
Xcel Energy Inc. 3.35%, 12/01/26 (Call 06/01/26)	65	65,748

		737,030
Electronics — 2.3%
Agilent Technologies Inc. 3.88%, 07/15/23 (Call 04/15/23)	100	103,933
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)(a)	50	48,977
2.50%, 11/01/26 (Call 08/01/26)	50	47,873
Keysight Technologies Inc. 4.60%, 04/06/27 (Call 01/06/27)	25	26,399

		227,182
Food — 3.6%
Campbell Soup Co. 3.30%, 03/19/25 (Call 12/19/24)	50	50,458
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)	25	24,886
5.65%, 02/15/19	50	52,066
Kellogg Co.
3.25%, 04/01/26	50	49,565
4.15%, 11/15/19	150	155,281
Kraft Heinz Foods Co. 5.20%, 07/15/45 (Call 01/15/45)	25	27,029

		359,285
Forest Products & Paper — 0.2%
International Paper Co. 5.15%, 05/15/46 (Call 11/15/45)	20	22,810

Gas — 0.8%
NiSource Finance Corp. 4.80%, 02/15/44 (Call 08/15/43)	15	16,717
Sempra Energy 6.00%, 10/15/39	10	12,853
Southern California Gas Co. 2.60%, 06/15/26 (Call 03/15/26)	50	48,338

		77,908
Health Care — Products — 1.0%
Abbott Laboratories 4.90%, 11/30/46 (Call 05/30/46)	20	22,391
Becton Dickinson and Co. 3.70%, 06/06/27 (Call 03/06/27)	50	49,939
Medtronic Inc. 4.63%, 03/15/44 (Call 09/15/43)	25	28,239

		100,569
Health Care — Services — 0.6%
Anthem Inc. 4.63%, 05/15/42	25	26,726
UnitedHealth Group Inc. 4.75%, 07/15/45	30	34,356

		61,082
Household Products & Wares — 1.8%
Clorox Co. (The) 3.05%, 09/15/22 (Call 06/15/22)	125	127,184
Kimberly-Clark Corp. 3.05%, 08/15/25	50	50,412

		177,596
Housewares — 0.2%
Newell Brands Inc. 5.50%, 04/01/46 (Call 10/01/45)	15	17,769

Insurance — 1.7%
Allstate Corp. (The) 4.20%, 12/15/46 (Call 06/15/46)	5	5,319

Security	Par (000)	Value
Insurance (continued)
American International Group Inc. 4.50%, 07/16/44 (Call 01/16/44)	$25	$26,105
Berkshire Hathaway Finance Corp. 5.75%, 01/15/40	30	38,696
Marsh & McLennan Companies Inc. 4.35%, 01/30/47 (Call 07/30/46)(a)	20	21,730
MetLife Inc. 4.60%, 05/13/46 (Call 11/13/45)	25	27,706
Prudential Financial Inc. 4.60%, 05/15/44	25	27,739
Travelers Companies Inc. (The) 4.00%, 05/30/47 (Call 11/30/46)	20	20,803

		168,098
Internet — 0.2%
Amazon.com Inc. 4.05%, 08/22/47 (Call 02/22/47)(a)(d)	20	20,838

Machinery — 1.0%
Caterpillar Financial Services Corp. 3.25%, 12/01/24	50	51,275
Cummins Inc. 3.65%, 10/01/23 (Call 07/01/23)	50	52,204

		103,479
Manufacturing — 2.3%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	125	122,132
2.25%, 09/19/26 (Call 06/19/26)	50	47,312
General Electric Co. 5.88%, 01/14/38	40	50,517
Ingersoll-Rand Luxembourg Finance SA 4.65%, 11/01/44 (Call 05/01/44)	15	16,390

		236,351
Media — 2.1%
21st Century Fox America Inc. 5.40%, 10/01/43	25	28,672
Charter Communications Operating LLC/Charter Communications
Operating Capital 6.38%, 10/23/35 (Call 04/23/35)	20	22,973
Comcast Corp. 4.60%, 08/15/45 (Call 02/15/45)	50	54,384
Discovery Communications LLC 4.88%, 04/01/43	15	14,347
Time Warner Cable LLC 6.75%, 06/15/39	20	23,494
Time Warner Inc.
3.80%, 02/15/27 (Call 11/15/26)	25	24,988
6.25%, 03/29/41	25	30,192
Viacom Inc. 5.85%, 09/01/43 (Call 03/01/43)	15	14,984

		214,034
Mining — 0.3%
Newmont Mining Corp. 6.25%, 10/01/39	20	25,302

Oil & Gas — 2.4%
Apache Corp. 4.75%, 04/15/43 (Call 10/15/42)	25	25,330
Cenovus Energy Inc. 5.40%, 06/15/47 (Call 12/15/46)(d)	20	20,331
ConocoPhillips Co. 4.30%, 11/15/44 (Call 05/15/44)(a)	40	42,239
Devon Energy Corp. 5.60%, 07/15/41 (Call 01/15/41)	20	22,980
Hess Corp. 4.30%, 04/01/27 (Call 01/01/27)(a)	50	49,789
Marathon Oil Corp. 5.20%, 06/01/45 (Call 12/01/44)	15	15,785
Marathon Petroleum Corp. 6.50%, 03/01/41 (Call 09/01/40)	15	18,548
Noble Energy Inc. 5.25%, 11/15/43 (Call 05/15/43)	15	16,142
Petro-Canada 6.80%, 05/15/38	20	27,030

		238,174
Oil & Gas Services — 1.2%
Baker Hughes a GE Co. LLC
3.20%, 08/15/21 (Call 05/15/21)	75	76,643
5.13%, 09/15/40	25	29,049
National Oilwell Varco Inc. 3.95%, 12/01/42 (Call 06/01/42)	15	13,264

		118,956
Pharmaceuticals — 3.7%
AbbVie Inc. 4.70%, 05/14/45 (Call 11/14/44)	30	32,732
AstraZeneca PLC 6.45%, 09/15/37	25	33,375

160

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pharmaceuticals (continued)
Cardinal Health Inc.
3.50%, 11/15/24 (Call 08/15/24)	$100	$100,622
4.63%, 12/15/20	50	52,806
Johnson & Johnson 3.70%, 03/01/46 (Call 09/01/45)	20	20,632
Merck & Co. Inc. 3.70%, 02/10/45 (Call 08/10/44)	25	25,231
Zoetis Inc. 4.50%, 11/13/25 (Call 08/13/25)	100	109,242

		374,640
Pipelines — 2.3%
Columbia Pipeline Group Inc. 5.80%, 06/01/45 (Call 12/01/44)	15	18,414
Enbridge Inc. 3.70%, 07/15/27 (Call 04/15/27)	50	49,948
Enterprise Products Operating LLC 4.85%, 03/15/44 (Call 09/15/43)	25	26,627
Kinder Morgan Energy Partners LP 6.38%, 03/01/41	35	39,930
MPLX LP 5.20%, 03/01/47 (Call 09/01/46)	15	15,832
Sabine Pass Liquefaction LLC 4.20%, 03/15/28 (Call 09/15/27)	15	15,156
Spectra Energy Partners LP 5.95%, 09/25/43 (Call 03/25/43)	20	23,894
TransCanada PipeLines Ltd. 7.25%, 08/15/38	25	35,777
Williams Partners LP 5.40%, 03/04/44 (Call 09/04/43)	10	11,011

		236,589
Real Estate — 1.0%
CBRE Services Inc. 5.00%, 03/15/23 (Call 03/15/18)	50	51,324
Prologis LP 4.25%, 08/15/23 (Call 05/15/23)	50	53,747

		105,071
Real Estate Investment Trusts (REITs) — 1.3%
Boston Properties LP 3.65%, 02/01/26 (Call 11/03/25)	25	25,355
HCP Inc. 6.75%, 02/01/41 (Call 08/01/40)	20	26,299
Liberty Property LP 3.25%, 10/01/26 (Call 07/01/26)	50	49,059
Weyerhaeuser Co. 7.38%, 03/15/32	20	27,505

		128,218
Retail — 2.6%
Best Buy Co. Inc. 5.50%, 03/15/21 (Call 12/15/20)	150	161,635
Home Depot Inc. (The) 5.88%, 12/16/36(a)	40	53,036
Lowe’s Companies Inc. 4.05%, 05/03/47 (Call 11/03/46)	20	20,700
Macy’s Retail Holdings Inc. 4.50%, 12/15/34 (Call 06/15/34)	10	8,243
Nordstrom Inc. 5.00%, 01/15/44 (Call 07/15/43)	20	18,863

		262,477
Semiconductors — 2.0%
Intel Corp.
3.15%, 05/11/27 (Call 02/11/27)	100	101,374
3.30%, 10/01/21	100	103,504

		204,878
Software — 3.8%
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	150	146,097
3.30%, 02/06/27 (Call 11/06/26)	100	102,922
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)	50	55,524
Oracle Corp.
2.65%, 07/15/26 (Call 04/15/26)	25	24,223
5.38%, 07/15/40	40	49,157

		377,923
Telecommunications — 6.1%
America Movil SAB de CV 6.38%, 03/01/35	20	25,088
AT&T Inc.
4.75%, 05/15/46 (Call 11/15/45)	50	47,662
5.15%, 02/14/50 (Call 08/14/49)	20	19,824

Security	Par/ Shares (000)	Value
Telecommunications (continued)
5.25%, 03/01/37 (Call 09/01/36)	$45	$46,940
British Telecommunications PLC 9.13%, 12/15/30	20	29,662
Motorola Solutions Inc. 5.50%, 09/01/44	15	15,195
Orange SA
2.75%, 02/06/19	75	75,543
5.38%, 01/13/42	20	23,718
Telefonica Emisiones SAU 7.05%, 06/20/36	20	26,342
Verizon Communications Inc.
4.27%, 01/15/36	50	49,204
5.01%, 08/21/54	50	50,414
Vodafone Group PLC
4.38%, 02/19/43	25	25,133
5.45%, 06/10/19	175	183,428

		618,153
Toys, Games & Hobbies — 0.2%
Mattel Inc. 2.35%, 08/15/21 (Call 07/15/21)(a)	25	23,685

Transportation — 2.8%
Norfolk Southern Corp.
3.94%, 11/01/47 (Call 05/01/47)(d)	15	15,216
4.80%, 08/15/43 (Call 02/15/43)	10	11,226
Ryder System Inc. 2.65%, 03/02/20 (Call 02/02/20)	200	201,082
Union Pacific Corp. 3.80%, 10/01/51 (Call 04/01/51)	25	24,876
United Parcel Service Inc. 3.63%, 10/01/42	30	29,792

		282,192

Total Corporate Bonds & Notes — 98.1% (Cost: $9,859,205)		9,879,765

Short-Term Investments

Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.33%(e)(f)(g)	351	350,697
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.03%(e)(f)	53	53,383

Total Short-Term Investments — 4.0% (Cost: $404,083)		404,080

Total Investments in Securities — 102.1% (Cost: $10,263,288)		10,283,845
Other Assets, Less Liabilities — (2.1)%		(215,765)

Net Assets — 100.0%		$10,068,080

(a)	All or a portion of this security is on loan.
(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

161

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® ESG USD Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/11/17 (a) (000)	Net Activity (000)	Shares Held at 11/30/17 (000)	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	351	351	$350,697	$—	(b)	$(26)	$(3)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	53	53	53,383	454		—	—

				$404,080	$454		$(26)	$(3)

(a)	The Fund commenced operations on July 11, 2017.
(b)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$9,879,765	$—	$9,879,765
Money Market Funds	404,080	—	—	404,080

	$404,080	$9,879,765	$—	$10,283,845

162

Schedule of Investments (unaudited) November 30, 2017	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The) 3.75%, 02/15/23	$25	$25,782
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	25	25,115
3.63%, 05/01/22	25	25,896
3.65%, 11/01/24 (Call 08/01/24)	25	25,551
WPP Finance 2010 3.75%, 09/19/24	50	50,985

		153,329
Aerospace & Defense — 0.6%
Boeing Co. (The)
2.85%, 10/30/24 (Call 07/30/24)	65	65,513
3.38%, 06/15/46 (Call 12/15/45)	25	23,727
6.00%, 03/15/19	25	26,257
Embraer Netherlands Finance BV 5.05%, 06/15/25	60	62,603
Harris Corp. 4.40%, 12/15/20	25	26,275
L3 Technologies Inc. 3.95%, 05/28/24 (Call 02/28/24)	18	18,709
Lockheed Martin Corp.
4.07%, 12/15/42	33	34,005
4.50%, 05/15/36 (Call 11/15/35)	25	27,509
Series B, 6.15%, 09/01/36	25	32,534
Northrop Grumman Corp.
2.55%, 10/15/22 (Call 09/15/22)	50	49,635
3.25%, 01/15/28 (Call 10/15/27)	35	35,005
3.50%, 03/15/21	25	25,824
4.03%, 10/15/47 (Call 04/15/47)	30	30,713
4.75%, 06/01/43	25	28,380
Raytheon Co. 4.20%, 12/15/44 (Call 06/15/44)	25	27,457
Rockwell Collins Inc. 4.80%, 12/15/43 (Call 06/15/43)	50	55,927
United Technologies Corp. 3.10%, 06/01/22	75	76,484
3.75%, 11/01/46 (Call 05/01/46)	75	73,399
4.50%, 06/01/42	50	54,751
6.05%, 06/01/36	26	33,437

		808,144
Agriculture — 0.5%
Altria Group Inc.
2.95%, 05/02/23	100	100,603
5.38%, 01/31/44	60	71,602
Archer-Daniels-Midland Co. 4.02%, 04/16/43	25	25,850
BAT Capital Corp.
4.39%, 08/15/37 (Call 02/15/37)(a)	50	51,776
4.54%, 08/15/47 (Call 02/15/47)(a)	50	51,610
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (Call 05/15/26)	60	57,678
3.50%, 11/24/20 (Call 10/24/20)	45	45,810
Philip Morris International Inc.
2.50%, 08/22/22	25	24,748
2.63%, 03/06/23	75	74,296
4.88%, 11/15/43	25	28,045
6.38%, 05/16/38	25	33,344
Reynolds American Inc.
3.25%, 06/12/20	50	50,915
4.00%, 06/12/22	39	40,719
4.45%, 06/12/25 (Call 03/12/25)	29	30,927
5.70%, 08/15/35 (Call 02/15/35)	25	29,399

		717,322

Security	Par (000)	Value
Airlines — 0.2%
American Airlines Pass Through Trust
Series 2014-1, Class A, 3.70%, 04/01/28	$104	$105,806
Series 2015-1, Class A, 3.38%, 11/01/28	26	26,346
Continental Airlines Inc. Pass Through Trust Series 2012-2, Class A, 4.00%, 04/29/26	12	12,393
Delta Air Lines Inc. 2.60%, 12/04/20	50	49,966
Southwest Airlines Co. 3.45%, 11/16/27 (Call 08/16/27)	50	49,471

		243,982
Apparel — 0.1%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	50	49,716
2.38%, 11/01/26 (Call 08/01/26)	50	47,531
3.88%, 11/01/45 (Call 05/01/45)	15	15,369
Ralph Lauren Corp. 2.63%, 08/18/20 (Call 07/18/20)	75	75,642

		188,258
Auto Manufacturers — 0.9%
American Honda Finance Corp.
1.20%, 07/12/19	17	16,759
1.70%, 02/22/19	50	49,802
2.30%, 09/09/26	30	28,258
Daimler Finance North America LLC 8.50%, 01/18/31	25	37,318
Ford Motor Co.
4.75%, 01/15/43	64	63,386
6.63%, 10/01/28	50	60,756
Ford Motor Credit Co. LLC 3.34%, 03/18/21	200	203,702
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	75	76,370
5.40%, 04/01/48 (Call 10/01/47)	25	26,675
6.25%, 10/02/43	25	29,067
General Motors Financial Co. Inc.
2.45%, 11/06/20	100	99,305
3.15%, 01/15/20 (Call 12/15/19)	50	50,618
3.20%, 07/13/20 (Call 06/13/20)	120	121,734
3.50%, 11/07/24 (Call 09/07/24)	100	99,554
4.25%, 05/15/23	50	52,266
Toyota Motor Credit Corp.
1.70%, 02/19/19	50	49,830
2.10%, 01/17/19	50	50,060
2.15%, 03/12/20	50	49,964
2.25%, 10/18/23	25	24,423
3.40%, 09/15/21	90	93,271

		1,283,118
Auto Parts & Equipment — 0.1%
BorgWarner Inc. 4.38%, 03/15/45 (Call 09/15/44)	25	25,500
Delphi Corp. 4.15%, 03/15/24 (Call 12/15/23)	60	63,413

		88,913
Banks — 8.3%
Australia & New Zealand Banking Group Ltd./New York NY 2.25%, 06/13/19	50	50,081
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	25	24,796
2.82%, 07/21/23 (Call 07/21/22),
(3 mo. LIBOR US + 0.930%)(b)	25	24,971
3.82%, 01/20/28 (Call 01/20/27),
(3 mo. LIBOR US + 1.575%)(b)	50	51,685
4.13%, 01/22/24	133	141,423
4.20%, 08/26/24	128	134,604
4.25%, 10/22/26	75	78,675
4.45%, 03/03/26	164	173,747

163

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
5.00%, 01/21/44	$30	$35,362
5.63%, 07/01/20	50	53,954
5.70%, 01/24/22	100	111,430
Series L, 2.60%, 01/15/19	100	100,547
Series L, 2.65%, 04/01/19	100	100,656
Series L, 4.75%, 04/21/45	75	83,262
Bank of Montreal
1.50%, 07/18/19	25	24,764
1.90%, 08/27/21	85	83,264
2.38%, 01/25/19 (Call 12/25/18)	25	25,068
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	25	24,722
2.10%, 01/15/19 (Call 12/15/18)	25	25,016
2.45%, 11/27/20 (Call 10/27/20)	75	75,338
2.60%, 08/17/20 (Call 07/17/20)	100	100,900
3.00%, 02/24/25 (Call 01/24/25)	25	24,971
3.55%, 09/23/21 (Call 08/23/21)	70	72,939
3.65%, 02/04/24 (Call 01/05/24)	25	26,187
Bank of Nova Scotia (The)
2.05%, 06/05/19	80	79,888
4.38%, 01/13/21	25	26,448
4.50%, 12/16/25	50	52,483
Barclays PLC 3.65%, 03/16/25	200	199,862
BB&T Corp.
2.25%, 02/01/19 (Call 01/02/19)	50	50,124
3.95%, 03/22/22 (Call 02/22/22)	150	157,278
5.25%, 11/01/19	25	26,362
BNP Paribas SA 5.00%, 01/15/21	50	53,820
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	60	59,678
2.50%, 05/12/20 (Call 04/12/20)	105	104,960
3.50%, 06/15/23	50	50,927
3.75%, 04/24/24 (Call 03/24/24)	47	48,363
3.75%, 03/09/27 (Call 02/09/27)	75	75,520
Citigroup Inc.
2.50%, 07/29/19	80	80,271
2.90%, 12/08/21 (Call 11/08/21)	25	25,133
3.20%, 10/21/26 (Call 07/21/26)	100	98,515
3.30%, 04/27/25	145	145,922
3.75%, 06/16/24	132	136,906
3.88%, 03/26/25	50	51,039
4.13%, 07/25/28	25	25,630
4.65%, 07/30/45	75	83,404
5.30%, 05/06/44	50	57,692
5.50%, 09/13/25	25	28,115
Citizens Financial Group Inc. 2.38%, 07/28/21 (Call 06/28/21)	50	49,377
Commonwealth Bank of Australia/New York NY 2.50%,
09/20/18	100	100,463
Cooperatieve Rabobank UA 5.25%, 05/24/41	75	92,371
Credit Suisse AG/New York NY 5.40%, 01/14/20	50	52,871
Credit Suisse Group Funding Guernsey Ltd. 3.80%, 09/15/22	150	155,110
Deutsche Bank AG
2.95%, 08/20/20	50	50,171
4.10%, 01/13/26	65	66,185
Deutsche Bank AG/London 3.70%, 05/30/24	50	50,341
Fifth Third Bancorp.
2.88%, 07/27/20 (Call 06/27/20)	105	106,268
4.30%, 01/16/24 (Call 12/16/23)	25	26,512
Goldman Sachs Capital I 6.35%, 02/15/34	75	93,919

Security	Par (000)	Value
Banks (continued)
Goldman Sachs Group Inc. (The)
2.00%, 04/25/19 (Call 03/25/19)	$25	$24,928
2.35%, 11/15/21 (Call 11/15/20)	200	196,856
2.55%, 10/23/19	105	105,417
2.60%, 04/23/20 (Call 03/23/20)	45	45,110
2.63%, 01/31/19	50	50,308
2.75%, 09/15/20 (Call 08/15/20)	50	50,240
3.75%, 05/22/25 (Call 02/22/25)	33	33,864
4.00%, 03/03/24	100	104,853
4.25%, 10/21/25	75	78,290
4.75%, 10/21/45 (Call 04/21/45)	60	67,454
5.15%, 05/22/45	75	85,156
5.95%, 01/15/27	27	31,443
6.00%, 06/15/20	50	54,214
6.13%, 02/15/33	25	31,507
6.75%, 10/01/37	75	99,066
HSBC Holdings PLC
4.30%, 03/08/26	200	212,120
5.25%, 03/14/44	200	233,354
JPMorgan Chase & Co.
2.20%, 10/22/19	155	155,040
2.55%, 10/29/20 (Call 09/29/20)	100	100,425
2.75%, 06/23/20 (Call 05/23/20)	175	176,626
2.97%, 01/15/23 (Call 01/15/22)	100	100,696
3.13%, 01/23/25 (Call 10/23/24)	25	25,063
3.30%, 04/01/26 (Call 01/01/26)	200	200,486
4.25%, 10/01/27	50	52,774
4.95%, 03/25/20	100	105,838
4.95%, 06/01/45	50	56,419
5.60%, 07/15/41	55	69,012
6.40%, 05/15/38	50	67,514
KeyCorp 5.10%, 03/24/21	100	108,106
KfW
0.00%, 04/18/36(c)	200	116,112
1.25%, 09/30/19	250	246,917
1.50%, 04/20/20	150	148,212
2.00%, 05/02/25	50	48,333
2.13%, 01/17/23	25	24,750
2.38%, 08/25/21	100	100,641
2.63%, 01/25/22	50	50,774
2.75%, 09/08/20	150	152,796
Korea Development Bank (The) 2.00%, 09/12/26	200	180,526
Landwirtschaftliche Rentenbank
1.38%, 10/23/19	40	39,577
2.38%, 06/10/25	75	74,284
Mitsubishi UFJ Financial Group Inc. 3.68%, 02/22/27	50	51,195
Morgan Stanley
2.50%, 01/24/19	100	100,386
2.75%, 05/19/22	25	24,958
3.13%, 07/27/26	75	73,573
3.63%, 01/20/27	75	76,174
3.88%, 01/27/26	125	129,586
3.95%, 04/23/27	50	50,630
4.10%, 05/22/23	30	31,282
4.30%, 01/27/45	50	52,639
4.35%, 09/08/26	76	79,424
5.50%, 01/26/20	100	106,329
5.50%, 07/28/21	120	131,371

164

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	$25	$24,907
3.50%, 06/18/22	50	51,102
Northern Trust Corp.
2.38%, 08/02/22	40	40,005
3.38%, 08/23/21	25	25,900
Oesterreichische Kontrollbank AG
1.38%, 02/10/20	50	49,316
1.50%, 10/21/20	120	118,003
PNC Bank N.A. 2.63%, 02/17/22 (Call 01/18/22)(d)	250	250,658
Regions Financial Corp. 3.20%, 02/08/21 (Call 01/08/21)	50	50,915
Royal Bank of Canada
2.13%, 03/02/20	125	124,702
2.35%, 10/30/20	26	26,001
4.65%, 01/27/26	25	26,819
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	25	25,039
4.50%, 07/17/25 (Call 04/17/25)	25	26,013
Santander UK PLC
2.38%, 03/16/20	100	100,171
4.00%, 03/13/24	56	58,968
State Street Corp.
3.70%, 11/20/23	125	131,835
4.38%, 03/07/21	25	26,568
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	50	47,287
2.78%, 10/18/22	50	49,647
2.93%, 03/09/21	100	101,020
3.35%, 10/18/27(e)	50	49,837
SunTrust Banks Inc. 2.50%, 05/01/19 (Call 04/01/19)	100	100,460
Toronto-Dominion Bank (The) 2.13%, 07/02/19	100	100,037
U.S. Bancorp.
3.00%, 03/15/22 (Call 02/15/22)	105	107,309
Series V, 2.38%, 07/22/26 (Call 06/22/26)	125	118,020
Wells Fargo & Co.
2.15%, 01/15/19	100	100,120
2.55%, 12/07/20	100	100,276
3.50%, 03/08/22	125	128,812
3.90%, 05/01/45	75	75,850
4.10%, 06/03/26	50	51,982
4.48%, 01/16/24	25	26,838
4.60%, 04/01/21	130	138,506
5.38%, 11/02/43	100	117,366
Westpac Banking Corp.
2.25%, 01/17/19	200	200,468
2.70%, 08/19/26	75	72,043

		11,865,738
Beverages — 1.0%
Anheuser-Busch InBev Finance Inc.
3.30%, 02/01/23 (Call 12/01/22)	50	51,219
3.70%, 02/01/24	100	104,441
4.70%, 02/01/36 (Call 08/01/35)	25	27,581
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	20	19,834
4.44%, 10/06/48 (Call 04/06/48)	100	105,907
5.00%, 04/15/20	70	74,393
7.75%, 01/15/19	85	90,228
8.00%, 11/15/39	50	77,810
8.20%, 01/15/39	43	67,547
Beam Suntory Inc. 3.25%, 05/15/22 (Call 02/15/22)	25	25,457

Security	Par (000)	Value
Beverages (continued)
Coca-Cola Co. (The)
1.88%, 10/27/20	$50	$49,642
2.90%, 05/25/27	75	74,740
3.20%, 11/01/23	50	51,737
3.30%, 09/01/21	50	51,745
Coca-Cola FEMSA SAB de CV 2.38%, 11/26/18	100	100,264
Constellation Brands Inc. 3.70%, 12/06/26 (Call 09/06/26)	75	76,793
Diageo Capital PLC
4.83%, 07/15/20	50	53,255
5.88%, 09/30/36	25	32,648
Dr Pepper Snapple Group Inc. 3.43%, 06/15/27 (Call 03/15/27)	25	24,988
Molson Coors Brewing Co. 5.00%, 05/01/42	50	55,229
PepsiCo Inc.
1.35%, 10/04/19	50	49,452
1.50%, 02/22/19	50	49,772
2.15%, 10/14/20 (Call 09/14/20)	33	32,981
2.75%, 04/30/25 (Call 01/30/25)	46	45,892
3.00%, 10/15/27 (Call 07/15/27)	50	49,603
4.00%, 05/02/47 (Call 11/02/46)	25	26,172

		1,469,330
Biotechnology — 0.6%
Amgen Inc.
2.25%, 08/19/23 (Call 06/19/23)	50	48,325
2.60%, 08/19/26 (Call 05/19/26)	50	47,490
3.13%, 05/01/25 (Call 02/01/25)	25	24,972
3.45%, 10/01/20	25	25,669
3.63%, 05/15/22 (Call 02/15/22)	25	25,826
4.66%, 06/15/51 (Call 12/15/50)	55	59,485
6.40%, 02/01/39	50	65,048
Baxalta Inc. 5.25%, 06/23/45 (Call 12/23/44)	25	28,460
Biogen Inc.
4.05%, 09/15/25 (Call 06/15/25)	25	26,351
5.20%, 09/15/45 (Call 03/15/45)	25	28,857
Celgene Corp.
2.88%, 08/15/20	50	50,456
3.88%, 08/15/25 (Call 05/15/25)	25	25,777
5.00%, 08/15/45 (Call 02/15/45)	50	55,144
Gilead Sciences Inc.
2.35%, 02/01/20	25	25,109
2.55%, 09/01/20	40	40,365
3.25%, 09/01/22 (Call 07/01/22)	50	51,364
3.50%, 02/01/25 (Call 11/01/24)	75	76,987
4.40%, 12/01/21 (Call 09/01/21)	25	26,727
4.60%, 09/01/35 (Call 03/01/35)	50	55,452
5.65%, 12/01/41 (Call 06/01/41)	25	31,338

		819,202
Building Materials — 0.1%
CRH America Inc. 5.75%, 01/15/21	50	54,399
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(f)	25	25,861
5.13%, 09/14/45 (Call 03/14/45)	25	28,737
Owens Corning 4.20%, 12/15/22 (Call 09/15/22)	25	26,243
Vulcan Materials Co. 4.50%, 04/01/25 (Call 01/01/25)	25	26,619

		161,859
Chemicals — 0.6%
Agrium Inc.
3.38%, 03/15/25 (Call 12/15/24)	25	25,120
4.90%, 06/01/43 (Call 12/01/42)	25	27,394

165

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Chemicals (continued)
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)	$25	$25,718
4.25%, 11/15/20 (Call 08/15/20)	25	26,179
4.25%, 10/01/34 (Call 04/01/34)	25	26,061
5.25%, 11/15/41 (Call 05/15/41)	25	28,588
8.55%, 05/15/19	25	27,213
Eastman Chemical Co. 3.60%, 08/15/22 (Call 05/15/22)	13	13,433
EI du Pont de Nemours & Co. 4.15%, 02/15/43	50	50,631
LYB International Finance BV 5.25%, 07/15/43	25	28,439
LYB International Finance II BV 3.50%, 03/02/27 (Call 12/02/26)	100	99,627
Monsanto Co.
2.85%, 04/15/25 (Call 01/15/25)	70	68,421
4.40%, 07/15/44 (Call 01/15/44)	25	25,962
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	25	24,809
4.25%, 11/15/23 (Call 08/15/23)(e)	25	25,920
Potash Corp. of Saskatchewan Inc. 5.63%, 12/01/40	25	29,595
PPG Industries Inc. 3.60%, 11/15/20	50	52,029
Praxair Inc.
2.25%, 09/24/20	25	25,001
2.45%, 02/15/22 (Call 11/15/21)	25	25,037
3.55%, 11/07/42 (Call 05/07/42)	25	24,633
Sherwin-Williams Co. (The) 4.50%, 06/01/47 (Call 12/01/46)	65	68,721
Syngenta Finance NV 3.13%, 03/28/22	26	25,350
Westlake Chemical Corp. 3.60%, 08/15/26 (Call 05/15/26)	25	25,077

		798,958
Commercial Services — 0.4%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	90	90,175
3.38%, 09/15/25 (Call 06/15/25)	16	16,500
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	25	25,704
5.25%, 10/01/25 (Call 07/01/25)	25	26,809
Board of Trustees of The Leland Stanford Junior University (The) 4.75%, 05/01/19	50	51,838
Cleveland Clinic Foundation (The) 4.86%, 01/01/14	25	27,926
Ecolab Inc. 4.35%, 12/08/21	125	133,420
Moody’s Corp. 2.75%, 07/15/19 (Call 06/15/19)	50	50,366
Northwestern University 3.66%, 12/01/57 (Call 06/01/57)	7	7,170
President and Fellows of Harvard College 3.15%, 07/15/46 (Call 01/15/46)	50	48,110
Princeton University Series A, 4.95%, 03/01/19	40	41,402
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	25	24,283
4.00%, 06/15/25 (Call 03/15/25)	25	26,316
Verisk Analytics Inc. 4.00%, 06/15/25 (Call 03/15/25)	25	25,945
Western Union Co. (The) 5.25%, 04/01/20	34	35,986

		631,950
Computers — 1.0%
Apple Inc.
1.10%, 08/02/19	50	49,313
2.00%, 05/06/20	150	149,535
2.00%, 11/13/20	25	24,859
2.40%, 01/13/23 (Call 12/13/22)	25	24,747
2.50%, 02/09/22 (Call 01/09/22)	100	100,392
2.50%, 02/09/25	53	51,757
2.75%, 01/13/25 (Call 11/13/24)	25	24,789
3.00%, 11/13/27 (Call 08/13/27)	25	24,814

Security	Par (000)	Value
Computers (continued)
3.20%, 05/11/27 (Call 02/11/27)	$45	$45,478
3.45%, 02/09/45	30	28,470
3.85%, 05/04/43	50	50,852
3.85%, 08/04/46 (Call 02/04/46)	15	15,178
4.25%, 02/09/47 (Call 08/09/46)	30	32,312
4.38%, 05/13/45	50	54,909
4.45%, 05/06/44	50	55,444
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (Call 05/15/21)(a)	100	104,424
6.02%, 06/15/26 (Call 03/15/26)(a)	125	137,634
8.10%, 07/15/36 (Call 01/15/36)(a)	25	30,851
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	50	51,193
4.90%, 10/15/25 (Call 07/15/25)	70	72,885
6.35%, 10/15/45 (Call 04/15/45)	25	25,637
HP Inc.
3.75%, 12/01/20	17	17,537
4.38%, 09/15/21	50	52,777
International Business Machines Corp.
1.88%, 05/15/19	50	49,929
4.00%, 06/20/42	50	52,050
6.22%, 08/01/27	25	31,101
Seagate HDD Cayman
4.75%, 06/01/23	25	25,238
4.75%, 01/01/25	40	39,141
5.75%, 12/01/34 (Call 06/01/34)(e)	25	23,980

		1,447,226
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co. 1.75%, 03/15/19	25	24,967
Estee Lauder Companies Inc. (The) 4.38%, 06/15/45 (Call 12/15/44)	25	27,497
Procter & Gamble Co. (The)
2.15%, 08/11/22	25	24,728
2.30%, 02/06/22	25	24,993
2.45%, 11/03/26	25	24,075
3.10%, 08/15/23	55	56,631
5.55%, 03/05/37	30	39,453
Unilever Capital Corp. 5.90%, 11/15/32	25	32,475

		254,819
Distribution & Wholesale — 0.0%
WW Grainger Inc. 4.60%, 06/15/45 (Call 12/15/44)	25	26,997

Diversified Financial Services — 1.2%
Affiliated Managers Group Inc. 3.50%, 08/01/25	25	25,129
Air Lease Corp.
2.75%, 01/15/23 (Call 12/15/22)	50	49,373
4.75%, 03/01/20(e)	50	52,479
American Express Co.
3.63%, 12/05/24 (Call 11/04/24)	164	168,484
4.05%, 12/03/42	25	25,795
American Express Credit Corp. 2.38%, 05/26/20
(Call 04/25/20)	50	50,058
Charles Schwab Corp. (The)
3.45%, 02/13/26 (Call 11/13/25)	45	46,091
4.45%, 07/22/20	25	26,378
CME Group Inc. 5.30%, 09/15/43 (Call 03/15/43)	25	31,596
Credit Suisse USA Inc. 7.13%, 07/15/32	75	103,476
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	75	75,513
3.95%, 11/06/24 (Call 08/06/24)	25	25,606

166

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Diversified Financial Services (continued)
5.20%, 04/27/22	$100	$107,971
Franklin Resources Inc. 2.85%, 03/30/25	25	24,745
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)	50	50,616
3.10%, 09/15/27 (Call 06/15/27)	25	24,813
Invesco Finance PLC 4.00%, 01/30/24	50	52,618
Jefferies Group LLC 8.50%, 07/15/19	100	109,328
Lazard Group LLC 3.75%, 02/13/25	25	25,404
Mastercard Inc. 3.38%, 04/01/24	25	25,993
Nasdaq Inc. 5.55%, 01/15/20	50	53,206
National Rural Utilities Cooperative Finance Corp.
1.65%, 02/08/19	50	49,780
2.30%, 11/01/20 (Call 10/01/20)	50	50,060
2.35%, 06/15/20 (Call 05/15/20)	50	50,121
Nomura Holdings Inc. 6.70%, 03/04/20	25	27,204
Raymond James Financial Inc. 3.63%, 09/15/26	25	25,076
Stifel Financial Corp. 4.25%, 07/18/24	42	43,131
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	50	50,494
4.25%, 08/15/24 (Call 05/15/24)	95	98,696
TD Ameritrade Holding Corp. 2.95%, 04/01/22 (Call 02/01/22)	50	50,665
Visa Inc.
4.15%, 12/14/35 (Call 06/14/35)	60	65,635
4.30%, 12/14/45 (Call 06/14/45)	40	44,325

		1,709,859
Electric — 2.8%
AEP Texas Inc. 2.40%, 10/01/22 (Call 09/01/22)(a)	100	98,460
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	25	25,149
3.65%, 02/15/26 (Call 11/15/25)	25	25,631
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	25	25,429
3.70%, 12/01/47 (Call 06/01/47)	25	25,018
Appalachian Power Co. 4.40%, 05/15/44 (Call 11/15/43)	25	27,143
Arizona Public Service Co. 4.35%, 11/15/45 (Call 05/15/45)	25	27,225
Avangrid Inc. 3.15%, 12/01/24 (Call 10/01/24)	50	49,920
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	25	25,091
3.75%, 11/15/23 (Call 08/15/23)	25	26,147
5.95%, 05/15/37	25	32,294
6.13%, 04/01/36	25	32,618
Black Hills Corp. 4.25%, 11/30/23 (Call 08/30/23)	25	26,391
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	30	29,593
4.50%, 04/01/44 (Call 10/01/43)	25	28,607
CMS Energy Corp. 8.75%, 06/15/19	60	65,650
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	25	27,839
4.63%, 12/01/54 (Call 06/01/54)	25	28,098
Series 08-B, 6.75%, 04/01/38	25	35,565
Consolidated Edison Inc. 2.00%, 03/15/20	70	69,601
Consumers Energy Co. 3.38%, 08/15/23 (Call 05/15/23)	25	25,848
Dominion Energy Inc.
2.50%, 12/01/19 (Call 11/01/19)	100	100,146
3.63%, 12/01/24 (Call 09/01/24)	42	43,533
6.30%, 03/15/33	25	31,478
7.00%, 06/15/38	25	34,098
DTE Electric Co.
3.65%, 03/15/24 (Call 12/15/23)	25	26,220
3.70%, 06/01/46 (Call 12/01/45)	25	25,186

Security	Par (000)	Value
Electric (continued)
4.30%, 07/01/44 (Call 01/01/44)	$25	$27,558
DTE Energy Co. 1.50%, 10/01/19	10	9,850
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	25	24,869
2.95%, 12/01/26 (Call 09/01/26)	35	34,760
3.88%, 03/15/46 (Call 09/15/45)	25	25,831
3.90%, 06/15/21 (Call 03/15/21)	70	73,438
5.30%, 02/15/40	15	18,514
Duke Energy Corp.
3.55%, 09/15/21 (Call 06/15/21)	35	36,195
3.95%, 08/15/47 (Call 02/15/47)	50	50,421
Duke Energy Florida LLC 6.40%, 06/15/38	25	34,685
Duke Energy Indiana LLC 6.45%, 04/01/39	25	34,492
Duke Energy Ohio Inc. 5.45%, 04/01/19	25	26,061
Duke Energy Progress LLC
3.60%, 09/15/47 (Call 03/15/47)	15	14,817
4.10%, 03/15/43 (Call 09/15/42)	30	31,726
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	125	128,661
3.75%, 02/15/21 (Call 11/15/20)	25	25,912
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	25	24,953
Series H, 3.15%, 01/15/25 (Call 10/15/24)	25	25,105
Series K, 2.75%, 03/15/22 (Call 02/15/22)	25	25,055
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	25	24,857
3.50%, 06/01/22 (Call 05/01/22)	52	53,202
4.95%, 06/15/35 (Call 12/15/34)	25	28,019
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	65	65,684
5.60%, 06/15/42 (Call 12/15/41)	25	26,418
5.75%, 10/01/41 (Call 04/01/41)	25	26,877
FirstEnergy Corp. Series B, 4.25%, 03/15/23 (Call 12/15/22)	16	16,795
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	50	50,247
3.13%, 12/01/25 (Call 06/01/25)	50	50,765
4.05%, 10/01/44 (Call 04/01/44)	25	26,981
5.69%, 03/01/40	25	32,762
Georgia Power Co.
2.00%, 03/30/20	75	74,715
Series 10-C, 4.75%, 09/01/40	25	27,348
Hydro-Quebec 9.38%, 04/15/30	25	39,355
ITC Holdings Corp. 5.30%, 07/01/43 (Call 01/01/43)	25	29,666
Kansas City Power & Light Co. 3.65%, 08/15/25 (Call 05/15/25)	25	25,566
Kentucky Utilities Co. 5.13%, 11/01/40 (Call 05/01/40)	15	18,253
Louisville Gas & Electric Co. Series 25, 3.30%, 10/01/25 (Call 07/01/25)	25	25,588
MidAmerican Energy Co. 4.25%, 05/01/46 (Call 11/01/45)	50	54,744
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	50	49,218
2.20%, 08/15/20 (Call 07/15/20)	30	29,984
Oncor Electric Delivery Co. LLC
4.55%, 12/01/41 (Call 06/01/41)	25	28,229
7.00%, 09/01/22	36	42,784
Pacific Gas & Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	25	24,367
3.40%, 08/15/24 (Call 05/15/24)	30	30,514
4.75%, 02/15/44 (Call 08/15/43)	25	27,625
6.25%, 03/01/39	25	32,470

167

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
PacifiCorp
3.85%, 06/15/21 (Call 03/15/21)	$50	$52,376
5.50%, 01/15/19	25	25,941
6.00%, 01/15/39	25	33,094
PECO Energy Co. 3.70%, 09/15/47 (Call 03/15/47)	40	40,388
Pinnacle West Capital Corp. 2.25%, 11/30/20	50	49,890
Potomac Electric Power Co. 4.15%, 03/15/43 (Call 09/15/42)	25	26,858
PPL Capital Funding Inc. 3.10%, 05/15/26 (Call 02/15/26)	125	122,891
PSEG Power LLC 5.13%, 04/15/20	25	26,508
Public Service Co. of Colorado 4.30%, 03/15/44 (Call 09/15/43)	25	27,646
Public Service Electric & Gas Co. 2.38%, 05/15/23 (Call 02/15/23)	90	88,849
Puget Energy Inc. 5.63%, 07/15/22 (Call 04/15/22)	25	27,703
Puget Sound Energy Inc. 6.27%, 03/15/37	25	32,903
San Diego Gas & Electric Co.
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	25	26,087
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	50	51,558
SCANA Corp. 4.75%, 05/15/21 (Call 02/15/21)	25	25,815
South Carolina Electric & Gas Co. 5.10%, 06/01/65 (Call 12/01/64)	25	27,557
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	100	104,897
4.65%, 10/01/43 (Call 04/01/43)	25	29,052
Series 08-A, 5.95%, 02/01/38	25	32,951
Southern Co. (The)
1.85%, 07/01/19	42	41,787
4.40%, 07/01/46 (Call 01/01/46)	25	26,251
Series B, 5.50%, 03/15/57 (Call 03/15/22), (3 mo. LIBOR US + 3.630%)(b)	25	26,519
Southern Power Co. Series F, 4.95%, 12/15/46 (Call 06/15/46) .	50	53,804
Tampa Electric Co. 4.10%, 06/15/42 (Call 12/15/41)	25	25,408
TECO Finance Inc. 5.15%, 03/15/20	48	50,641
TransAlta Corp. 6.50%, 03/15/40	25	25,018
Tucson Electric Power Co. 3.05%, 03/15/25 (Call 12/15/24)	76	74,255
Union Electric Co. 3.50%, 04/15/24 (Call 01/15/24)	25	25,943
Virginia Electric & Power Co.
4.20%, 05/15/45 (Call 11/15/44)	25	26,903
Series D, 4.65%, 08/15/43 (Call 02/15/43)	25	28,386
Westar Energy Inc. 3.10%, 04/01/27 (Call 01/01/27)	30	30,036
Xcel Energy Inc.
3.30%, 06/01/25 (Call 12/01/24)	25	25,299
3.35%, 12/01/26 (Call 06/01/26)	50	50,575

		4,017,703
Electrical Components & Equipment — 0.0%
Emerson Electric Co. 4.25%, 11/15/20	30	31,624
Legrand France SA 8.50%, 02/15/25	25	32,437

		64,061
Electronics — 0.3%
Agilent Technologies Inc. 5.00%, 07/15/20	50	53,181
Arrow Electronics Inc. 4.50%, 03/01/23 (Call 12/01/22)	50	52,497
Corning Inc. 2.90%, 05/15/22 (Call 03/15/22)	40	40,121
Flex Ltd. 4.75%, 06/15/25 (Call 03/15/25)	25	26,847
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	25	24,489
5.38%, 03/01/41	25	31,783
Jabil Inc. 5.63%, 12/15/20	50	53,750
Koninklijke Philips NV 3.75%, 03/15/22	85	88,612
PerkinElmer Inc. 5.00%, 11/15/21 (Call 08/15/21)	50	54,100

Security	Par (000)	Value
Electronics (continued)
Trimble Inc. 4.75%, 12/01/24 (Call 09/01/24)	$25	$26,746
Tyco Electronics Group SA 3.45%, 08/01/24 (Call 05/01/24)	25	25,716

		477,842
Engineering & Construction — 0.1%
ABB Finance USA Inc. 2.88%, 05/08/22	50	50,842
Fluor Corp. 3.50%, 12/15/24 (Call 09/15/24)	50	51,068

		101,910
Environmental Control — 0.1%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	11	11,049
4.75%, 05/15/23 (Call 02/15/23)	25	27,231
Waste Management Inc.
3.13%, 03/01/25 (Call 12/01/24)	25	25,217
4.10%, 03/01/45 (Call 09/01/44)	15	15,834

		79,331
Food — 0.7%
Conagra Brands Inc. 7.00%, 10/01/28	25	31,169
General Mills Inc. 2.60%, 10/12/22 (Call 09/12/22)	100	99,405
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	55	51,525
4.13%, 12/01/20	25	26,366
Ingredion Inc. 3.20%, 10/01/26 (Call 07/01/26)	25	24,565
JM Smucker Co. (The) 3.50%, 03/15/25	65	66,157
Kellogg Co.
2.65%, 12/01/23	25	24,806
3.25%, 04/01/26	50	49,565
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	125	125,861
3.95%, 07/15/25 (Call 04/15/25)	25	25,764
5.00%, 07/15/35 (Call 01/15/35)	25	27,165
5.20%, 07/15/45 (Call 01/15/45)	50	54,057
6.50%, 02/09/40	50	62,424
Kroger Co. (The)
3.30%, 01/15/21 (Call 12/15/20)	50	51,083
4.45%, 02/01/47 (Call 08/01/46)	25	24,256
McCormick & Co. Inc./MD 3.40%, 08/15/27 (Call 05/15/27)	50	50,410
Mondelez International Inc. 6.50%, 02/09/40	25	32,245
Sysco Corp. 3.30%, 07/15/26 (Call 04/15/26)	55	55,161
Tyson Foods Inc. 4.88%, 08/15/34 (Call 02/15/34)	50	55,609

		937,593
Forest Products & Paper — 0.1%
Georgia-Pacific LLC 8.00%, 01/15/24	25	31,932
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	25	25,911
4.80%, 06/15/44 (Call 12/15/43)	25	26,934
7.30%, 11/15/39	25	34,646

		119,423
Gas — 0.3%
Atmos Energy Corp. 4.15%, 01/15/43 (Call 07/15/42)	25	26,560
CenterPoint Energy Resources Corp. 4.50%, 01/15/21 (Call 10/15/20)	25	26,227
Dominion Energy Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	25	25,217
3.60%, 12/15/24 (Call 09/15/24)	50	51,216
KeySpan Corp. 5.80%, 04/01/35	25	30,305
National Fuel Gas Co.
3.95%, 09/15/27 (Call 06/15/27)	25	24,729
4.90%, 12/01/21 (Call 09/01/21)	25	26,325

168

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Gas (continued)
NiSource Finance Corp.
3.49%, 05/15/27 (Call 02/15/27)	$50	$50,550
4.38%, 05/15/47 (Call 11/15/46)	50	53,072
Sempra Energy
3.75%, 11/15/25 (Call 08/15/25)	25	25,744
6.00%, 10/15/39	25	32,132
9.80%, 02/15/19	25	27,215

		399,292
Hand & Machine Tools — 0.0%
Kennametal Inc. 2.65%, 11/01/19 (Call 10/01/19)	50	49,908

Health Care — Products — 1.0%
Abbott Laboratories
2.80%, 09/15/20 (Call 08/15/20)	25	25,190
2.95%, 03/15/25 (Call 12/15/24)	85	82,841
3.75%, 11/30/26 (Call 08/30/26)	50	50,987
4.75%, 11/30/36 (Call 05/30/36)	50	54,906
4.90%, 11/30/46 (Call 05/30/46)	25	27,988
5.13%, 04/01/19	50	51,916
Baxter International Inc. 1.70%, 08/15/21 (Call 07/15/21)	50	48,510
Becton Dickinson and Co.
2.68%, 12/15/19	50	50,246
3.36%, 06/06/24 (Call 04/06/24)	100	99,906
4.67%, 06/06/47 (Call 12/06/46)	50	52,587
Boston Scientific Corp.
2.85%, 05/15/20	20	20,170
3.85%, 05/15/25	25	25,804
Covidien International Finance SA 4.20%, 06/15/20	50	52,318
Life Technologies Corp. 6.00%, 03/01/20	50	53,598
Medtronic Global Holdings SCA 3.35%, 04/01/27 (Call 01/01/27)	50	50,967
Medtronic Inc.
2.50%, 03/15/20	50	50,389
3.13%, 03/15/22 (Call 12/15/21)	75	76,720
4.50%, 03/15/42 (Call 09/15/41)	20	22,002
4.63%, 03/15/45	50	57,022
Stryker Corp.
3.38%, 05/15/24 (Call 02/15/24)	50	51,415
4.38%, 01/15/20	50	52,112
4.38%, 05/15/44 (Call 11/15/43)	25	26,602
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	50	50,138
3.15%, 01/15/23 (Call 10/15/22)	25	25,345
3.65%, 12/15/25 (Call 09/15/25)	50	51,280
4.50%, 03/01/21	25	26,505
5.30%, 02/01/44 (Call 08/01/43)	25	29,570
Zimmer Biomet Holdings Inc. 3.15%, 04/01/22 (Call 02/01/22)	50	50,195
3.55%, 04/01/25 (Call 01/01/25)	38	37,967

		1,355,196
Health Care — Services — 0.8%
Aetna Inc.
2.20%, 03/15/19 (Call 02/15/19)	50	49,951
6.63%, 06/15/36	25	32,774
6.75%, 12/15/37	15	20,126
Anthem Inc.
2.25%, 08/15/19	25	24,962
4.63%, 05/15/42	25	26,726
5.85%, 01/15/36	30	37,402
Ascension Health 3.95%, 11/15/46	25	25,752

Security	Par (000)	Value
Health Care — Services (continued)
Catholic Health Initiatives 4.35%, 11/01/42	$25	$23,270
Cigna Corp.
3.88%, 10/15/47 (Call 04/15/47)	25	24,206
4.00%, 02/15/22 (Call 11/15/21)	25	26,129
Coventry Health Care Inc. 5.45%, 06/15/21 (Call 03/15/21)	25	27,123
Duke University Health System Inc. Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	25	25,678
Howard Hughes Medical Institute 3.50%, 09/01/23	100	104,938
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	25	25,214
4.63%, 12/01/42 (Call 06/01/42)	25	27,005
Kaiser Foundation Hospitals 4.88%, 04/01/42	25	29,359
Laboratory Corp. of America Holdings 3.25%, 09/01/24 (Call 07/01/24)	50	50,046
3.60%, 09/01/27 (Call 06/01/27)	25	25,061
3.75%, 08/23/22 (Call 05/23/22)	25	25,958
Magellan Health Inc. 4.40%, 09/22/24 (Call 07/22/24)	50	50,289
Quest Diagnostics Inc. 4.70%, 04/01/21	25	26,554
UnitedHealth Group Inc.
1.63%, 03/15/19	75	74,648
3.45%, 01/15/27	55	56,590
3.75%, 07/15/25	88	92,402
4.75%, 07/15/45	100	114,521
5.80%, 03/15/36	25	32,015

		1,078,699
Home Furnishings — 0.0%
Leggett & Platt Inc. 3.50%, 11/15/27 (Call 08/15/27)	50	49,527

Household Products & Wares — 0.1%
Clorox Co. (The) 3.05%, 09/15/22 (Call 06/15/22)	75	76,310
Kimberly-Clark Corp.
1.40%, 02/15/19	50	49,660
3.05%, 08/15/25	25	25,206

		151,176
Housewares — 0.1%
Newell Brands Inc.
3.85%, 04/01/23 (Call 02/01/23)	75	77,645
5.50%, 04/01/46 (Call 10/01/45)	25	29,615
Tupperware Brands Corp. 4.75%, 06/01/21 (Call 03/01/21)	25	26,473

		133,733
Insurance — 1.4%
Aflac Inc. 3.63%, 11/15/24	95	99,346
Alleghany Corp. 4.95%, 06/27/22	10	10,828
Allied World Assurance Co. Holdings Ltd. 4.35%, 10/29/25 (Call 07/29/25)	25	25,217
Allstate Corp. (The) 5.55%, 05/09/35	50	60,613
Alterra Finance LLC 6.25%, 09/30/20	50	54,629
American International Group Inc.
3.38%, 08/15/20	100	102,545
3.90%, 04/01/26 (Call 01/01/26)	25	25,769
4.13%, 02/15/24	28	29,534
4.38%, 01/15/55 (Call 07/15/54)	25	24,632
4.80%, 07/10/45 (Call 01/10/45)	25	27,234
6.40%, 12/15/20	29	32,249
Aon PLC 3.88%, 12/15/25 (Call 09/15/25)	39	40,735
AXIS Specialty Finance PLC 4.00%, 12/06/27	25	24,941
Berkshire Hathaway Inc.
3.40%, 01/31/22	50	51,978
4.50%, 02/11/43	15	16,893

169

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Insurance (continued)
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(a)	$50	$48,708
4.70%, 06/22/47 (Call 12/22/46)(a)	25	24,473
Chubb INA Holdings Inc.
2.70%, 03/13/23	50	49,860
3.35%, 05/15/24	50	51,333
3.35%, 05/03/26 (Call 02/03/26)	65	66,240
4.35%, 11/03/45 (Call 05/03/45)	35	38,477
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	75	77,904
4.50%, 03/01/26 (Call 12/01/25)	10	10,702
Everest Reinsurance Holdings Inc. 4.87%, 06/01/44	25	26,065
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	25	26,716
6.10%, 10/01/41	25	32,192
Lincoln National Corp. 3.63%, 12/12/26 (Call 09/15/26)	50	50,793
Loews Corp. 2.63%, 05/15/23 (Call 02/15/23)	50	49,632
Manulife Financial Corp. 4.15%, 03/04/26	31	32,773
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	41	41,131
3.50%, 06/03/24 (Call 03/03/24)	25	25,790
MetLife Inc.
4.05%, 03/01/45	70	71,523
4.60%, 05/13/46 (Call 11/13/45)	25	27,706
Series D, 4.37%, 09/15/23	25	26,966
Montpelier Re Holdings Ltd. 4.70%, 10/15/22	30	31,787
Old Republic International Corp. 4.88%, 10/01/24 (Call 09/01/24)	25	26,892
Principal Financial Group Inc. 4.63%, 09/15/42	30	32,570
Progressive Corp. (The)
3.70%, 01/26/45	25	24,575
3.75%, 08/23/21	25	26,076
Prudential Financial Inc.
4.50%, 11/16/21	30	32,192
5.63%, 06/15/43 (Call 06/15/23),
(3 mo. LIBOR US + 3.920%)(b)	80	86,494
5.70%, 12/14/36	26	32,348
5.88%, 09/15/42 (Call 09/15/22),
(3 mo. LIBOR US + 4.175%)(b)	50	54,767
Reinsurance Group of America Inc. 5.00%, 06/01/21	50	53,537
Travelers Companies Inc. (The)
3.90%, 11/01/20	34	35,423
4.60%, 08/01/43	25	28,360
Trinity Acquisition PLC 4.40%, 03/15/26 (Call 12/15/25)	25	26,467
Unum Group 5.63%, 09/15/20	50	53,955
WR Berkley Corp. 7.38%, 09/15/19	50	54,035

		2,005,605
Internet — 0.3%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	50	49,925
2.60%, 12/05/19 (Call 11/05/19)	25	25,273
3.88%, 08/22/37 (Call 02/22/37)(a)	85	88,478
4.05%, 08/22/47 (Call 02/22/47)(a)	50	52,095
4.95%, 12/05/44 (Call 06/05/44)	25	29,441
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	25	24,811
4.00%, 07/15/42 (Call 01/15/42)	25	22,838
Expedia Inc.
3.80%, 02/15/28 (Call 11/15/27)(a)	25	23,969
5.00%, 02/15/26 (Call 11/15/25)	20	21,457

Security	Par (000)	Value
Internet (continued)
Priceline Group Inc. (The) 2.75%, 03/15/23 (Call 02/15/23)	$75	$74,258

		412,545
Iron & Steel — 0.1%
Nucor Corp. 6.40%, 12/01/37	25	32,932
Vale Overseas Ltd. 6.88%, 11/21/36	75	91,687

		124,619
Leisure Time — 0.1%
Carnival Corp. 3.95%, 10/15/20	50	52,121
Harley-Davidson Inc. 3.50%, 07/28/25 (Call 04/28/25)	70	71,932
Royal Caribbean Cruises Ltd. 5.25%, 11/15/22(e)	25	27,556

		151,609
Lodging — 0.0%
Marriott International Inc./MD 3.75%, 10/01/25 (Call 07/01/25)	25	25,757
Wyndham Worldwide Corp. 4.25%, 03/01/22 (Call 12/01/21)	20	20,440

		46,197
Machinery — 0.3%
Caterpillar Financial Services Corp.
2.00%, 03/05/20	57	56,808
7.15%, 02/15/19	25	26,511
Caterpillar Inc.
3.90%, 05/27/21	25	26,291
4.30%, 05/15/44 (Call 11/15/43)(e)	25	27,960
4.75%, 05/15/64 (Call 11/15/63)	50	57,189
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)	25	29,298
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	50	50,139
3.90%, 06/09/42 (Call 12/09/41)	25	26,430
John Deere Capital Corp.
3.35%, 06/12/24	32	32,978
3.90%, 07/12/21	25	26,278
Rockwell Automation Inc. 2.88%, 03/01/25 (Call 12/01/24)	35	34,558
Roper Technologies Inc.
3.00%, 12/15/20 (Call 11/15/20)	50	50,680
3.13%, 11/15/22 (Call 08/15/22)	20	20,204
Wabtec Corp./DE 3.45%, 11/15/26 (Call 08/15/26)	25	24,395

		489,719
Manufacturing — 0.5%
3M Co.
2.00%, 06/26/22	50	49,143
2.25%, 03/15/23 (Call 02/15/23)	25	24,764
2.88%, 10/15/27 (Call 07/15/27)	50	49,568
3.88%, 06/15/44	15	15,631
Carlisle Companies Inc. 3.75%, 11/15/22 (Call 08/15/22)	25	25,711
Eaton Corp. 4.00%, 11/02/32	25	25,935
General Electric Co.
3.38%, 03/11/24	18	18,526
4.38%, 09/16/20	50	52,495
4.50%, 03/11/44	100	108,382
4.65%, 10/17/21	36	38,589
5.88%, 01/14/38	25	31,573
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	25	25,775
3.50%, 03/01/24 (Call 12/01/23)	60	62,645
4.88%, 09/15/41 (Call 03/15/41)	25	29,634
Ingersoll-Rand Global Holding Co. Ltd. 2.88%, 01/15/19	50	50,298
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	25	25,653
4.20%, 11/21/34 (Call 05/21/34)	50	53,340

170

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Manufacturing (continued)
Textron Inc. 4.30%, 03/01/24 (Call 12/01/23)	$25	$26,507

		714,169
Media — 1.4%
21st Century Fox America Inc.
3.70%, 09/15/24 (Call 06/15/24)	42	43,328
4.00%, 10/01/23	75	78,747
4.75%, 11/15/46 (Call 05/15/46)	50	52,824
4.95%, 10/15/45 (Call 04/15/45)	15	16,204
6.65%, 11/15/37	50	65,142
CBS Corp.
3.70%, 08/15/24 (Call 05/15/24)	25	25,714
4.85%, 07/01/42 (Call 01/01/42)	25	25,655
7.88%, 07/30/30	25	33,735
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	50	50,807
4.20%, 03/15/28 (Call 12/15/27)	25	24,563
4.91%, 07/23/25 (Call 04/23/25)	50	52,783
5.38%, 05/01/47 (Call 11/01/46)	50	50,937
6.48%, 10/23/45 (Call 04/23/45)	50	57,410
Comcast Cable Communications Holdings Inc. 9.46%, 11/15/22	50	65,612
Comcast Corp.
2.85%, 01/15/23	50	50,406
3.20%, 07/15/36 (Call 01/15/36)	25	23,597
3.38%, 02/15/25 (Call 11/15/24)	71	72,574
3.60%, 03/01/24	20	20,803
3.97%, 11/01/47 (Call 05/01/47)(a)	104	104,248
4.00%, 11/01/49 (Call 05/01/49)(a)	57	56,699
4.05%, 11/01/52 (Call 05/01/52)(a)	31	30,645
4.25%, 01/15/33	35	37,398
4.75%, 03/01/44	25	27,779
6.40%, 05/15/38	7	9,314
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	80	78,616
4.88%, 04/01/43	25	23,912
Historic TW Inc.
6.63%, 05/15/29	25	30,879
9.15%, 02/01/23	50	64,187
RELX Capital Inc. 3.13%, 10/15/22 (Call 07/15/22)	25	25,149
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	37	37,122
2.80%, 06/15/20 (Call 05/15/20)	25	25,046
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	25	25,896
5.65%, 11/23/43 (Call 05/23/43)	25	29,549
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	25	25,612
5.00%, 02/01/20	25	26,146
5.50%, 09/01/41 (Call 03/01/41)	25	25,567
5.88%, 11/15/40 (Call 05/15/40)	25	26,882
7.30%, 07/01/38	25	30,856
Time Warner Entertainment Co. LP 8.38%, 03/15/23	25	30,390
Time Warner Inc.
3.55%, 06/01/24 (Call 03/01/24)	25	25,414
3.60%, 07/15/25 (Call 04/15/25)	10	10,036
4.00%, 01/15/22	25	26,062
4.65%, 06/01/44 (Call 12/01/43)	15	14,924
6.20%, 03/15/40	20	23,884

Security	Par (000)	Value
Media (continued)
6.25%, 03/29/41	$25	$30,192
7.70%, 05/01/32	30	41,637
Viacom Inc.
3.13%, 06/15/22 (Call 03/15/22)	25	24,522
4.25%, 09/01/23 (Call 06/01/23)	25	25,262
5.25%, 04/01/44 (Call 10/01/43)	25	23,657
5.85%, 09/01/43 (Call 03/01/43)	25	24,974
Walt Disney Co. (The)
3.00%, 02/13/26	50	50,039
3.70%, 12/01/42	40	39,757
5.50%, 03/15/19	50	52,208

		1,995,301
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp. 3.25%, 06/15/25 (Call 03/15/25)	50	50,996

Mining — 0.3%
Barrick North America Finance LLC
4.40%, 05/30/21	25	26,577
5.75%, 05/01/43	35	43,188
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	25	26,050
5.00%, 09/30/43	50	59,352
Goldcorp Inc. 3.70%, 03/15/23 (Call 12/15/22)	25	25,724
Newmont Mining Corp. 6.25%, 10/01/39	25	31,628
Rio Tinto Alcan Inc. 7.25%, 03/15/31	25	33,192
Southern Copper Corp.
3.50%, 11/08/22	25	25,764
5.88%, 04/23/45	25	30,258
6.75%, 04/16/40	25	32,370
Yamana Gold Inc.
4.95%, 07/15/24 (Call 04/15/24)	25	25,890

		359,993
Office & Business Equipment — 0.1%
Pitney Bowes Inc. 4.63%, 03/15/24 (Call 12/15/23)(e)	50	45,390
Xerox Corp. 3.63%, 03/15/23 (Call 02/15/23)	50	48,585

		93,975
Oil & Gas — 2.6%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)	25	26,458
6.60%, 03/15/46 (Call 09/15/45)	25	31,399
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	25	24,337
3.25%, 04/15/22 (Call 01/15/22)	25	25,186
4.75%, 04/15/43 (Call 10/15/42)	50	50,660
BP Capital Markets PLC
2.52%, 01/15/20	25	25,182
3.06%, 03/17/22	65	66,311
3.22%, 11/28/23 (Call 09/28/23)	25	25,553
3.25%, 05/06/22	75	77,082
3.72%, 11/28/28 (Call 08/28/28)	25	26,012
4.50%, 10/01/20	25	26,546
4.74%, 03/11/21	75	80,506
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (Call 03/01/27)	50	50,532
6.25%, 03/15/38	50	61,634
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	50	49,448
5.40%, 06/15/47 (Call 12/15/46)(a)	50	50,827

171

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas (continued)
Chevron Corp. 1.56%, 05/16/19	$50	$49,704
2.42%, 11/17/20 (Call 10/17/20)	50	50,281
3.19%, 06/24/23 (Call 03/24/23)	40	41,072
3.33%, 11/17/25 (Call 08/17/25)	45	46,227
Cimarex Energy Co. 4.38%, 06/01/24 (Call 03/01/24)	43	45,504
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)	35	35,061
2.40%, 12/15/22 (Call 09/15/22)	25	24,687
3.35%, 05/15/25 (Call 02/15/25)(e)	15	15,365
5.95%, 03/15/46 (Call 09/15/45)	50	65,315
ConocoPhillips Holding Co. 6.95%, 04/15/29	50	65,092
Devon Energy Corp.
5.00%, 06/15/45 (Call 12/15/44)	25	27,049
5.60%, 07/15/41 (Call 01/15/41)	25	28,725
Ecopetrol SA
4.13%, 01/16/25	100	101,276
5.88%, 05/28/45	50	50,692
Encana Corp. 7.38%, 11/01/31	50	64,038
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	25	25,285
4.10%, 02/01/21	25	26,188
EQT Corp.
2.50%, 10/01/20 (Call 09/01/20)	25	24,893
3.90%, 10/01/27 (Call 07/01/27)	25	24,580
Exxon Mobil Corp.
1.82%, 03/15/19 (Call 02/15/19)	15	14,990
3.04%, 03/01/26 (Call 12/01/25)	90	91,302
3.57%, 03/06/45 (Call 09/06/44)	50	49,267
4.11%, 03/01/46 (Call 09/01/45)	15	16,144
Hess Corp.
5.60%, 02/15/41	25	26,012
6.00%, 01/15/40	25	27,024
HollyFrontier Corp. 5.88%, 04/01/26 (Call 01/01/26)	25	27,699
Husky Energy Inc. 7.25%, 12/15/19	86	93,883
Kerr-McGee Corp.
6.95%, 07/01/24	25	29,487
7.88%, 09/15/31	50	65,921
Marathon Oil Corp. 2.70%, 06/01/20 (Call 05/01/20)	50	49,862
Marathon Petroleum Corp. 4.75%, 09/15/44 (Call 03/15/44)	25	25,430
Nexen Energy ULC
5.88%, 03/10/35	25	30,375
7.50%, 07/30/39	30	44,012
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	15	15,686
5.25%, 11/15/43 (Call 05/15/43)	25	26,904
6.00%, 03/01/41 (Call 09/01/40)	10	11,657
Occidental Petroleum Corp. Series 1, 4.10%, 02/01/21 (Call 11/01/20)	82	86,079
Petro-Canada 5.35%, 07/15/33	25	28,908
Petroleos Mexicanos
3.50%, 01/30/23	50	49,054
4.88%, 01/18/24	50	52,009
5.50%, 01/21/21	50	53,366
5.50%, 06/27/44	100	93,747
6.00%, 03/05/20	50	53,390
6.38%, 01/23/45	75	76,694
6.50%, 03/13/27(a)	100	110,390
6.50%, 06/02/41	50	52,142

Security	Par (000)	Value
Oil & Gas (continued)
6.75%, 09/21/47	$97	$102,551
8.00%, 05/03/19	100	107,782
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	25	26,942
4.88%, 11/15/44 (Call 05/15/44)	25	27,610
Pioneer Natural Resources Co. 3.95%, 07/15/22 (Call 04/15/22)	50	52,228
Shell International Finance BV
2.13%, 05/11/20	25	24,976
2.25%, 11/10/20	50	50,007
2.25%, 01/06/23	25	24,577
2.88%, 05/10/26	55	54,250
3.25%, 05/11/25	95	96,985
4.55%, 08/12/43	50	55,072
Statoil ASA
4.80%, 11/08/43	50	57,598
5.25%, 04/15/19	25	26,045
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	25	25,705
6.50%, 06/15/38	30	39,517
Total Capital Canada Ltd. 2.75%, 07/15/23	75	75,548
Total Capital International SA 3.75%, 04/10/24	50	52,826
Valero Energy Corp.
4.90%, 03/15/45	25	27,373
9.38%, 03/15/19	31	33,713

		3,771,446
Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC
3.20%, 08/15/21 (Call 05/15/21)	25	25,548
5.13%, 09/15/40	25	29,049
Halliburton Co.
4.85%, 11/15/35 (Call 05/15/35)	30	32,809
5.00%, 11/15/45 (Call 05/15/45)	50	54,768
National Oilwell Varco Inc. 2.60%, 12/01/22 (Call 09/01/22)	50	48,935
Schlumberger Investment SA 3.65%, 12/01/23 (Call 09/01/23) .	25	26,237
TechnipFMC PLC 3.45%, 10/01/22 (Call 07/01/22)(a)	25	24,952

		242,298
Packaging & Containers — 0.1%
Bemis Co. Inc. 3.10%, 09/15/26 (Call 06/15/26)	25	24,124
Packaging Corp. of America 3.65%, 09/15/24 (Call 06/15/24)	60	61,275
WestRock RKT Co. 3.50%, 03/01/20	100	101,852

		187,251
Pharmaceuticals — 1.7%
AbbVie Inc.
2.50%, 05/14/20 (Call 04/14/20)	35	35,110
2.85%, 05/14/23 (Call 03/14/23)	40	39,851
3.20%, 05/14/26 (Call 02/14/26)	50	49,453
4.30%, 05/14/36 (Call 11/14/35)	25	26,221
4.40%, 11/06/42	38	39,679
4.45%, 05/14/46 (Call 11/14/45)	25	26,370
4.70%, 05/14/45 (Call 11/14/44)	50	54,554
Allergan Funding SCS
3.80%, 03/15/25 (Call 12/15/24)	50	50,470
4.55%, 03/15/35 (Call 09/15/34)	25	25,850
4.75%, 03/15/45 (Call 09/15/44)	34	35,631
4.85%, 06/15/44 (Call 12/15/43)	25	26,363
Allergan Inc./U.S. 3.38%, 09/15/20	10	10,188
AmerisourceBergen Corp. 4.25%, 03/01/45 (Call 09/01/44)	25	24,725

172

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pharmaceuticals (continued)
AstraZeneca PLC
2.38%, 11/16/20	$50	$49,924
4.00%, 09/18/42	25	25,059
Bristol-Myers Squibb Co.
2.00%, 08/01/22	25	24,504
3.25%, 11/01/23	25	25,770
4.50%, 03/01/44 (Call 09/01/43)	25	28,357
Cardinal Health Inc.
3.75%, 09/15/25 (Call 06/15/25)	35	35,722
4.37%, 06/15/47 (Call 12/15/46)	25	24,727
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)	25	24,997
3.95%, 05/15/47 (Call 11/15/46)	15	15,801
Express Scripts Holding Co.
2.25%, 06/15/19	50	49,942
3.40%, 03/01/27 (Call 12/01/26)	50	48,840
4.75%, 11/15/21	20	21,344
4.80%, 07/15/46 (Call 01/15/46)	25	25,915
GlaxoSmithKline Capital Inc. 6.38%, 05/15/38	50	69,015
Johnson & Johnson
2.63%, 01/15/25 (Call 11/15/24)	50	49,774
3.55%, 03/01/36 (Call 09/01/35)	35	35,838
3.63%, 03/03/37 (Call 09/03/36)	55	56,865
3.70%, 03/01/46 (Call 09/01/45)	30	30,948
3.75%, 03/03/47 (Call 09/03/46)	15	15,607
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)	88	90,967
4.88%, 03/15/44 (Call 09/15/43)	25	26,933
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	85	90,334
4.90%, 11/01/19	25	26,250
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	20	19,892
2.75%, 02/10/25 (Call 11/10/24)	100	99,345
3.60%, 09/15/42 (Call 03/15/42)	25	24,916
3.88%, 01/15/21 (Call 10/15/20)	20	20,947
4.15%, 05/18/43	15	16,259
Mylan Inc. 5.40%, 11/29/43 (Call 05/29/43)	25	26,658
Novartis Capital Corp.
3.40%, 05/06/24	118	122,740
4.00%, 11/20/45 (Call 05/20/45)	30	31,754
Novartis Securities Investment Ltd. 5.13%, 02/10/19	60	62,113
Pfizer Inc.
3.40%, 05/15/24	110	114,261
4.13%, 12/15/46	15	16,064
4.30%, 06/15/43	25	27,329
4.40%, 05/15/44	25	27,801
Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/21 (Call 08/23/21)	168	165,173
Teva Pharmaceutical Finance Co. BV Series 2, 3.65%, 11/10/21	50	47,610
Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36(e)	36	36,262
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	50	48,421
3.15%, 10/01/26(e)	50	41,690
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	25	24,296
3.25%, 02/01/23 (Call 11/01/22)	25	25,432
4.50%, 11/13/25 (Call 08/13/25)	25	27,311

		2,364,172

Security	Par (000)	Value
Pipelines — 1.5%
Boardwalk Pipelines LP 4.95%, 12/15/24 (Call 09/15/24)	$25	$26,558
Buckeye Partners LP 4.15%, 07/01/23 (Call 04/01/23)	25	25,627
Enable Midstream Partners LP 3.90%, 05/15/24 (Call 02/15/24)	50	50,164
Enbridge Energy Partners LP
5.88%, 10/15/25 (Call 07/15/25)	25	28,387
7.38%, 10/15/45 (Call 04/15/45)	25	32,809
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	96	97,021
Series 16-A, 6.00%, 01/15/77 (Call 01/15/27), (3 mo. LIBOR US + 3.890%)(b)(e)	25	26,123
Energy Transfer LP
4.15%, 10/01/20 (Call 08/01/20)	50	51,751
4.90%, 03/15/35 (Call 09/15/34)	25	24,471
EnLink Midstream Partners LP 5.05%, 04/01/45 (Call 10/01/44)	25	24,250
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	25	25,494
3.95%, 02/15/27 (Call 11/15/26)(e)	50	51,927
4.45%, 02/15/43 (Call 08/15/42)	25	25,285
Series E, 5.25%, 08/16/77 (Call 08/16/27)(b)	50	49,980
EQT Midstream Partners LP 4.00%, 08/01/24 (Call 05/01/24)	25	25,175
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	25	25,078
3.45%, 02/15/23 (Call 11/15/22)	75	75,287
4.25%, 09/01/24 (Call 06/01/24)	50	51,888
5.00%, 10/01/21 (Call 07/01/21)	50	53,441
5.30%, 09/15/20	25	26,711
5.63%, 09/01/41	25	26,322
Kinder Morgan Inc./DE 5.55%, 06/01/45 (Call 12/01/44)	50	53,196
Magellan Midstream Partners LP
4.20%, 10/03/47 (Call 04/03/47)	25	24,593
4.25%, 02/01/21	20	20,942
5.00%, 03/01/26 (Call 12/01/25)	50	55,494
MPLX LP
4.88%, 12/01/24 (Call 09/01/24)	50	53,662
4.88%, 06/01/25 (Call 03/01/25)	25	26,729
5.50%, 02/15/23 (Call 01/02/18)	50	51,380
ONEOK Partners LP
5.00%, 09/15/23 (Call 06/15/23)	50	53,926
6.13%, 02/01/41 (Call 08/01/40)	25	28,733
Phillips 66 Partners LP 3.75%, 03/01/28 (Call 12/01/27)	50	49,749
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	50	49,867
4.50%, 12/15/26 (Call 09/15/26)	50	50,205
4.90%, 02/15/45 (Call 08/15/44)	25	23,309
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	50	50,519
5.75%, 05/15/24 (Call 02/15/24)	100	110,846
Spectra Energy Capital LLC 3.30%, 03/15/23 (Call 12/15/22)	20	20,029
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	35	34,419
4.50%, 03/15/45 (Call 09/15/44)	25	25,274
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27 (Call 07/01/27)	50	49,064
5.40%, 10/01/47 (Call 04/01/47)	50	49,512
5.95%, 12/01/25 (Call 09/01/25)	70	78,624
TransCanada PipeLines Ltd.
3.80%, 10/01/20	39	40,457
5.00%, 10/16/43 (Call 04/16/43)	25	29,120

173

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pipelines (continued)
6.20%, 10/15/37	$25	$32,750
7.13%, 01/15/19	49	51,626
7.63%, 01/15/39	25	37,331
Western Gas Partners LP 4.00%, 07/01/22 (Call 04/01/22)	50	51,140
Williams Partners LP
3.75%, 06/15/27 (Call 03/15/27)	50	49,619
4.30%, 03/04/24 (Call 12/04/23)	50	52,424
5.25%, 03/15/20	44	46,647
6.30%, 04/15/40	20	24,135

		2,199,070
Real Estate — 0.1%
Brookfield Asset Management Inc. 4.00%, 01/15/25 (Call 10/15/24)	20	20,549
CBRE Services Inc. 4.88%, 03/01/26 (Call 12/01/25)	50	54,130
Prologis LP 4.25%, 08/15/23 (Call 05/15/23)	25	26,874

		101,553
Real Estate Investment Trusts (REITs) — 1.3%
Alexandria Real Estate Equities Inc. 4.60%, 04/01/22 (Call 01/01/22)	50	53,082
American Campus Communities Operating Partnership LP 3.75%, 04/15/23 (Call 01/15/23)	50	51,409
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	25	25,194
3.45%, 09/15/21	25	25,602
5.00%, 02/15/24	50	54,922
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)	75	72,982
2.95%, 09/15/22 (Call 06/15/22)	50	50,528
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	52	54,387
4.13%, 05/15/21 (Call 02/15/21)	25	26,223
Brixmor Operating Partnership LP 3.90%, 03/15/27 (Call 12/15/26)	25	24,672
Camden Property Trust 2.95%, 12/15/22 (Call 09/15/22)	50	50,154
CBL & Associates LP 4.60%, 10/15/24 (Call 07/15/24)(e)	60	53,951
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	100	98,329
3.65%, 09/01/27 (Call 06/01/27)	50	49,566
DDR Corp. 3.50%, 01/15/21 (Call 11/15/20)	55	55,675
Digital Realty Trust LP 3.95%, 07/01/22 (Call 05/01/22)	50	52,307
Duke Realty LP 4.38%, 06/15/22 (Call 03/15/22)	25	26,550
EPR Properties 5.75%, 08/15/22 (Call 05/15/22)	25	27,352
ERP Operating LP 4.50%, 06/01/45 (Call 12/01/44)	25	27,024
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	35	34,822
4.00%, 12/01/22 (Call 10/01/22)	25	26,133
Healthcare Realty Trust Inc. 3.63%, 01/15/28 (Call 10/15/27)	25	24,670
Hospitality Properties Trust
4.65%, 03/15/24 (Call 09/15/23)	25	26,282
5.00%, 08/15/22 (Call 02/15/22)	25	26,763
Host Hotels & Resorts LP Series D, 3.75%, 10/15/23 (Call 07/15/23)	50	50,973
Kilroy Realty LP 4.25%, 08/15/29 (Call 05/15/29)	25	25,824
Kimco Realty Corp. 3.13%, 06/01/23 (Call 03/01/23)	50	50,021
Liberty Property LP 4.40%, 02/15/24 (Call 11/15/23)	50	53,291
Mid-America Apartments LP 4.30%, 10/15/23 (Call 07/15/23)	25	26,346
Realty Income Corp. 3.88%, 07/15/24 (Call 04/15/24)	50	51,340
Select Income REIT 4.50%, 02/01/25 (Call 11/01/24)	25	25,314

Security	Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
Senior Housing Properties Trust 3.25%, 05/01/19 (Call 02/01/19)	$50	$50,309
Simon Property Group LP
2.50%, 07/15/21 (Call 04/15/21)	25	25,087
3.38%, 10/01/24 (Call 07/01/24)	55	56,169
6.75%, 02/01/40 (Call 11/01/39)	25	34,462
UDR Inc. 3.70%, 10/01/20 (Call 07/01/20)	50	51,456
Ventas Realty LP 4.13%, 01/15/26 (Call 10/15/25)	30	31,100
Ventas Realty LP/Ventas Capital Corp. 4.75%, 06/01/21 (Call 03/01/21)	100	106,208
Welltower Inc. 4.50%, 01/15/24 (Call 10/15/23)	25	26,720
Weyerhaeuser Co. 3.25%, 03/15/23 (Call 12/15/22)	85	85,913
WP Carey Inc. 4.60%, 04/01/24 (Call 01/01/24)	11	11,493

		1,780,605
Retail — 1.3%
AutoNation Inc. 3.35%, 01/15/21 (Call 12/15/20)	40	40,609
Bed Bath & Beyond Inc. 3.75%, 08/01/24 (Call 05/01/24)(e)	25	24,679
Best Buy Co. Inc. 5.50%, 03/15/21 (Call 12/15/20)(e)	50	53,878
Costco Wholesale Corp. 3.00%, 05/18/27 (Call 02/18/27)	75	74,701
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	69	67,950
2.80%, 07/20/20 (Call 06/20/20)	103	103,691
3.50%, 07/20/22 (Call 05/20/22)	25	25,461
5.13%, 07/20/45 (Call 01/20/45)	75	82,371
Darden Restaurants Inc. 3.85%, 05/01/27 (Call 02/01/27)	25	25,348
Dollar General Corp. 3.88%, 04/15/27 (Call 01/15/27)	50	51,880
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	90	84,079
2.63%, 06/01/22 (Call 05/01/22)	43	43,260
3.00%, 04/01/26 (Call 01/01/26)	90	89,860
3.75%, 02/15/24 (Call 11/15/23)	45	47,446
4.25%, 04/01/46 (Call 10/01/45)	25	27,135
5.88%, 12/16/36	10	13,259
Kohl’s Corp. 4.00%, 11/01/21 (Call 08/01/21)	25	25,729
Lowe’s Companies Inc.
1.15%, 04/15/19	30	29,682
3.12%, 04/15/22 (Call 01/15/22)	50	51,258
4.05%, 05/03/47 (Call 11/03/46)	25	25,875
4.25%, 09/15/44 (Call 03/15/44)	25	26,493
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)(e)	50	49,710
4.50%, 12/15/34 (Call 06/15/34)	25	20,607
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	25	24,986
4.60%, 05/26/45 (Call 11/26/44)	15	16,408
4.70%, 12/09/35 (Call 06/09/35)	20	22,315
4.88%, 12/09/45 (Call 06/09/45)	50	56,607
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	25	25,771
5.00%, 01/15/44 (Call 07/15/43)	25	23,579
QVC Inc.
4.38%, 03/15/23	25	25,761
4.85%, 04/01/24	25	26,172
Starbucks Corp. 2.10%, 02/04/21 (Call 01/04/21)	50	49,711
Tapestry Inc. 4.25%, 04/01/25 (Call 01/01/25)	25	25,707
Walgreens Boots Alliance Inc. 3.80%, 11/18/24 (Call 08/18/24) .	150	153,339
Wal-Mart Stores Inc.
3.25%, 10/25/20	100	103,202
4.00%, 04/11/43 (Call 10/11/42)	50	54,309
4.25%, 04/15/21	45	47,893

174

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Retail (continued)
4.75%, 10/02/43 (Call 04/02/43)	$25	$30,110
5.00%, 10/25/40	20	24,654
5.25%, 09/01/35	50	62,649
5.63%, 04/01/40	25	33,055
6.50%, 08/15/37	5	7,143

		1,898,332
Semiconductors — 0.5%
Altera Corp. 4.10%, 11/15/23	50	53,797
Applied Materials Inc. 3.90%, 10/01/25 (Call 07/01/25)	50	53,244
5.10%, 10/01/35 (Call 04/01/35)	15	17,903
Broadcom Corp./Broadcom Cayman Finance Ltd. 2.20%, 01/15/21(a)	50	48,671
2.65%, 01/15/23 (Call 12/15/22)(a)	50	47,960
3.88%, 01/15/27 (Call 10/15/26)(a)	75	73,556
Intel Corp. 3.70%, 07/29/25 (Call 04/29/25)	75	78,901
4.10%, 05/11/47 (Call 11/11/46)	40	42,775
KLA-Tencor Corp. 4.13%, 11/01/21 (Call 09/01/21)	27	28,201
Lam Research Corp. 2.75%, 03/15/20 (Call 02/15/20)	50	50,436
QUALCOMM Inc. 4.65%, 05/20/35 (Call 11/20/34)	50	52,326
4.80%, 05/20/45 (Call 11/20/44)	50	51,481
Texas Instruments Inc. 1.75%, 05/01/20 (Call 04/01/20)	25	24,788
Xilinx Inc. 3.00%, 03/15/21	50	50,530

		674,569
Software — 0.9%
Activision Blizzard Inc. 3.40%, 09/15/26 (Call 06/15/26)	15	15,082
Autodesk Inc. 4.38%, 06/15/25 (Call 03/15/25)	40	42,339
Electronic Arts Inc. 3.70%, 03/01/21 (Call 02/01/21)	25	25,764
Fidelity National Information Services Inc. 3.00%, 08/15/26 (Call 05/15/26)	50	48,065
3.88%, 06/05/24 (Call 03/05/24)	50	51,803
Fiserv Inc. 3.50%, 10/01/22 (Call 07/01/22)	50	51,438
Microsoft Corp. 2.00%, 11/03/20 (Call 10/03/20)	50	49,848
2.38%, 02/12/22 (Call 01/12/22)	25	25,008
2.70%, 02/12/25 (Call 11/12/24)	25	24,910
3.45%, 08/08/36 (Call 02/08/36)	50	50,550
3.50%, 02/12/35 (Call 08/12/34)	60	61,183
3.50%, 11/15/42	40	39,744
3.75%, 05/01/43 (Call 11/01/42)	50	51,003
3.75%, 02/12/45 (Call 08/12/44)	50	51,265
4.00%, 02/08/21	50	52,708
4.50%, 10/01/40	60	68,795
4.50%, 02/06/57 (Call 08/06/56)	25	28,646
4.88%, 12/15/43 (Call 06/15/43)	25	30,026
Oracle Corp. 2.50%, 05/15/22 (Call 03/15/22)	50	50,096
2.63%, 02/15/23 (Call 01/15/23)	50	50,042
2.95%, 11/15/24 (Call 09/15/24)	50	50,199
2.95%, 05/15/25 (Call 02/15/25)	75	75,114
3.25%, 11/15/27 (Call 08/15/27)	25	25,291
3.40%, 07/08/24 (Call 04/08/24)	25	25,883
3.90%, 05/15/35 (Call 11/15/34)	10	10,384
4.00%, 07/15/46 (Call 01/15/46)	25	25,761
4.30%, 07/08/34 (Call 01/08/34)	50	54,462
5.00%, 07/08/19	34	35,578
5.38%, 07/15/40	50	61,446

Security	Par (000)	Value
Software (continued)
6.13%, 07/08/39	$50	$67,567
VMware Inc. 2.95%, 08/21/22 (Call 07/21/22)	45	44,707

		1,344,707
Telecommunications — 2.0%
America Movil SAB de CV 5.00%, 03/30/20	50	52,887
AT&T Inc. 3.90%, 03/11/24 (Call 12/11/23)	100	102,585
4.13%, 02/17/26 (Call 11/17/25)	25	25,449
4.35%, 06/15/45 (Call 12/15/44)	50	45,238
4.45%, 05/15/21	100	105,850
4.45%, 04/01/24 (Call 01/01/24)	100	105,530
4.55%, 03/09/49 (Call 09/09/48)	100	92,181
4.75%, 05/15/46 (Call 11/15/45)	150	142,986
4.90%, 08/14/37 (Call 02/14/37)	25	24,922
5.30%, 08/14/58 (Call 02/14/58)	50	49,493
5.35%, 09/01/40	23	23,874
5.55%, 08/15/41	50	53,538
5.88%, 10/01/19	50	53,285
6.50%, 09/01/37	50	59,603
British Telecommunications PLC 9.13%, 12/15/30	31	45,977
Cisco Systems Inc. 2.20%, 02/28/21	50	49,839
2.45%, 06/15/20	15	15,116
2.50%, 09/20/26 (Call 06/20/26)	40	38,558
2.60%, 02/28/23	105	105,105
3.50%, 06/15/25	45	47,097
3.63%, 03/04/24	25	26,383
4.95%, 02/15/19	50	51,763
5.90%, 02/15/39	25	33,302
Deutsche Telekom International Finance BV 8.75%, 06/15/30	50	73,324
Juniper Networks Inc. 4.50%, 03/15/24	25	26,168
Koninklijke KPN NV 8.38%, 10/01/30	25	34,420
Motorola Solutions Inc. 3.50%, 03/01/23	60	60,358
New Cingular Wireless Services Inc. 8.75%, 03/01/31	35	49,973
Orange SA 5.38%, 07/08/19	25	26,235
5.38%, 01/13/42	25	29,647
9.00%, 03/01/31	25	37,188
Rogers Communications Inc. 5.00%, 03/15/44 (Call 09/15/43)	50	56,765
Telefonica Emisiones SAU 5.13%, 04/27/20	50	53,101
5.88%, 07/15/19	75	79,167
7.05%, 06/20/36	25	32,928
Telefonica Europe BV 8.25%, 09/15/30	50	69,852
TELUS Corp. 3.70%, 09/15/27 (Call 06/15/27)	25	25,517
Verizon Communications Inc. 2.45%, 11/01/22 (Call 08/01/22)	25	24,568
2.95%, 03/15/22	70	70,394
3.38%, 02/15/25(a)	100	99,952
3.50%, 11/01/24 (Call 08/01/24)	50	50,665
4.13%, 03/16/27	100	104,223
4.13%, 08/15/46	25	22,661
4.40%, 11/01/34 (Call 05/01/34)	25	25,123
4.52%, 09/15/48	75	72,681
4.75%, 11/01/41	40	40,446
4.86%, 08/21/46	50	51,096
5.01%, 08/21/54	100	100,828
5.15%, 09/15/23	50	55,286

175

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Telecommunications (continued)
5.25%, 03/16/37	$50	$54,521
6.55%, 09/15/43	50	64,775

		2,842,423
Textiles — 0.1%
Cintas Corp. No. 2 2.90%, 04/01/22 (Call 03/01/22)	125	126,316

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	25	24,412
5.10%, 05/15/44 (Call 11/15/43)	25	25,815

		50,227
Transportation — 0.6%
Burlington Northern Santa Fe LLC 3.05%, 09/01/22 (Call 06/01/22)	33	33,744
3.90%, 08/01/46 (Call 02/01/46)	25	25,938
4.45%, 03/15/43 (Call 09/15/42)	50	55,232
4.70%, 09/01/45 (Call 03/01/45)	50	57,374
6.15%, 05/01/37	37	48,945
Canadian National Railway Co. 2.95%, 11/21/24 (Call 08/21/24)	50	50,494
Canadian Pacific Railway Co. 6.13%, 09/15/15 (Call 03/15/15)	25	32,268
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)	25	25,684
3.80%, 11/01/46 (Call 05/01/46)	25	24,373
6.15%, 05/01/37	25	32,341
FedEx Corp.
3.30%, 03/15/27 (Call 12/15/26)	30	30,038
3.90%, 02/01/35	50	50,620
4.00%, 01/15/24	36	38,328
JB Hunt Transport Services Inc. 3.30%, 08/15/22 (Call 06/15/22)	25	25,419
Norfolk Southern Corp. 3.15%, 06/01/27 (Call 03/01/27)	75	74,824
4.84%, 10/01/41	50	56,757
Ryder System Inc. 2.88%, 09/01/20 (Call 08/01/20)	45	45,379
Union Pacific Corp. 3.60%, 09/15/37 (Call 03/15/37)	30	30,396
3.75%, 03/15/24 (Call 12/15/23)	85	89,884
4.00%, 04/15/47 (Call 10/15/46)	65	68,155

		896,193
Water — 0.1%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	25	25,680
3.75%, 09/01/47 (Call 03/01/47)	25	25,159
4.30%, 09/01/45 (Call 03/01/45)	25	27,251

		78,090

Total Corporate Bonds & Notes — 39.8% (Cost: $55,849,887)		56,686,378

Foreign Government Obligations(g)

Canada — 0.6%
Canada Government International Bond 1.63%, 02/27/19	30	29,945
Export Development Canada
1.63%, 12/03/19	50	49,687
1.63%, 01/17/20	40	39,727
2.00%, 05/17/22	25	24,719

Security	Par (000)	Value
Canada (continued)
Province of British Columbia Canada
2.00%, 10/23/22	$50	$49,131
2.25%, 06/02/26	40	38,680
Province of Manitoba Canada 2.10%, 09/06/22	120	117,758
Province of Ontario Canada
1.65%, 09/27/19	75	74,444
1.88%, 05/21/20	180	178,735
4.40%, 04/14/20	80	84,081
Province of Quebec Canada
2.63%, 02/13/23	100	100,489
2.75%, 04/12/27	75	74,374

		861,770
Chile — 0.1%
Chile Government International Bond 3.88%, 08/05/20	100	104,478

Colombia — 0.1%
Colombia Government International Bond
6.13%, 01/18/41	100	119,836
8.13%, 05/21/24	75	95,377

		215,213
Hungary — 0.2%
Hungary Government International Bond
5.38%, 02/21/23	50	55,890
5.38%, 03/25/24	150	170,379

		226,269
Israel — 0.1%
Israel Government International Bond 5.13%, 03/26/19	100	104,146

Italy — 0.1%
Republic of Italy Government International Bond 6.88%, 09/27/23	100	118,360

Japan — 0.1%
Japan Bank for International Cooperation/Japan 2.25%, 11/04/26	200	191,470

Mexico — 0.1%
Mexico Government International Bond
3.50%, 01/21/21(e)	40	41,819
4.75%, 03/08/44	50	51,244
5.55%, 01/21/45	50	57,194

		150,257
Panama — 0.0%
Panama Government International Bond 9.38%, 04/01/29	25	37,940

Peru — 0.2%
Peruvian Government International Bond
5.63%, 11/18/50	25	32,076
7.13%, 03/30/19	30	32,128
8.75%, 11/21/33	100	158,135

		222,339
Philippines — 0.1%
Philippine Government International Bond 7.75%, 01/14/31	100	142,826

Poland — 0.1%
Republic of Poland Government International Bond
4.00%, 01/22/24	120	128,417
5.00%, 03/23/22	25	27,483

		155,900

176

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
South Korea — 0.2%
Export-Import Bank of Korea 2.25%, 01/21/20	$200	$198,306
Korea International Bond 7.13%, 04/16/19	100	106,497

		304,803

Supranational — 2.0%
African Development Bank 1.13%, 03/04/19	30	29,733
1.25%, 07/26/21	60	58,065
Asian Development Bank 1.38%, 01/15/19	100	99,511
1.50%, 01/22/20	30	29,719
1.63%, 08/26/20(e)	100	98,947
1.63%, 03/16/21	100	98,425
1.75%, 03/21/19	20	19,973
2.00%, 01/22/25	90	87,314
Corp. Andina de Fomento 4.38%, 06/15/22	50	53,469
Council of Europe Development Bank 1.63%, 03/10/20	30	29,747
European Bank for Reconstruction & Development 1.88%, 02/23/22	200	197,092
European Investment Bank
1.25%, 05/15/19	150	148,653
1.38%, 06/15/20	150	147,567
1.63%, 03/16/20	100	99,156
1.75%, 06/17/19	100	99,783
1.88%, 03/15/19	100	100,022
1.88%, 02/10/25(e)	100	95,790
2.38%, 06/15/22	25	25,081
2.50%, 04/15/21	100	101,103
2.88%, 09/15/20	50	51,095
4.00%, 02/16/21	50	52,869
Inter-American Development Bank
2.13%, 11/09/20	100	100,156
2.13%, 01/15/25	100	97,857
3.88%, 02/14/20	150	156,112
4.38%, 01/24/44	25	30,211
International Bank for Reconstruction & Development 1.13%, 11/27/19	90	88,572
1.38%, 05/24/21(e)	50	48,725
1.63%, 03/09/21	25	24,618
1.88%, 10/07/19	275	274,761
2.00%, 01/26/22	50	49,568
2.50%, 07/29/25(e)	100	99,832
2.13%, 03/03/25	40	39,140
International Finance Corp.
1.63%, 07/16/20	30	29,714
1.75%, 09/16/19	100	99,730

		2,862,110

Uruguay — 0.2%
Uruguay Government International Bond
4.50%, 08/14/24(e)	100	109,323
7.63%, 03/21/36	75	107,064

		216,387

Total Foreign Government Obligations — 4.2% (Cost: $5,912,456)		5,914,268

Municipal Debt Obligations

California — 0.3%
Bay Area Toll Authority RB BAB Series S1, 6.92%, 04/01/40	50	71,703

Security	Par (000)	Value
California (continued)
Los Angeles Unified School District/CA GO BAB 5.75%, 07/01/34	$50	$64,143
State of California GO BAB
7.55%, 04/01/39	100	155,082
7.63%, 03/01/40	50	77,283
University of California RB Series AD, 4.86%, 05/15/12	50	54,932

		423,143

Connecticut — 0.1%
State of Connecticut GO Series A, 5.85%, 03/15/32	50	60,511

Florida — 0.0%
State Board of Administration Finance Corp. RB Series A, 3.00%, 07/01/20	50	50,657

Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	25	31,636
Project M, Series 2010-A, 6.66%, 04/01/57	20	25,029

		56,665

Illinois — 0.1%
State of Illinois GO
4.95%, 06/01/23	50	52,088
5.10%, 06/01/33(e)	100	99,618

		151,706

Kentucky — 0.0%
Louisville & Jefferson County Metropolitan Sewer District RB BAB 6.25%, 05/15/43	25	33,966

Massachusetts — 0.0%
Commonwealth of Massachusetts GOL BAB Series E, 5.46%, 12/01/39	25	31,757

New Jersey — 0.1%
New Jersey Economic Development Authority RB Series B, 0.00%, 02/15/23 (AGM)(c)	50	41,474
New Jersey State Turnpike Authority RB BAB 7.10%, 01/01/41	50	74,123

		115,597

New York — 0.1%
New York City Water & Sewer System RB BAB 5.44%, 06/15/43	50	65,546
New York State Dormitory Authority RB BAB 5.63%, 03/15/39	40	49,423
Port Authority of New York & New Jersey RB Series 182, 5.31%, 08/01/46 (Call 08/01/24)	50	56,216

		171,185

Ohio — 0.1%
American Municipal Power Inc. RB BAB Series E, 6.27%, 02/15/50	25	32,321
JobsOhio Beverage System RB Series B, 4.53%, 01/01/35	25	27,646
Ohio State University (The) RB Series A, 3.80%, 12/01/46	50	51,480
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB 4.88%, 12/01/34	25	28,845

		140,292

Oregon — 0.1%
State of Oregon GO 5.89%, 06/01/27	50	60,872

Texas — 0.1%
City of San Antonio TX Electric & Gas Systems Revenue RB 5.81%, 02/01/41	30	38,944
North Texas Tollway Authority RB BAB 6.72%, 01/01/49	25	37,449

		76,393

177

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia — 0.0%
University of Virginia RB Series C, 4.18%, 09/01/17 (Call 03/01/17)	$50	$50,965

Washington — 0.0%
State of Washington GO BAB Series F, 5.14%, 08/01/40	25	31,332

Total Municipal Debt Obligations — 1.0% (Cost: $1,387,647)		1,455,041

U.S. Government & Agency Obligations
U.S. Government Agency Obligations — 2.6%
Federal Home Loan Banks
1.38%, 03/18/19	250	248,657
1.38%, 05/28/19	250	248,510
1.88%, 11/29/21	300	297,525
5.50%, 07/15/36	175	237,440
Federal Home Loan Mortgage Corp.
1.13%, 08/12/21	150	144,954
1.25%, 10/02/19	500	494,640
1.38%, 05/01/20	100	98,788
1.75%, 05/30/19	140	139,937
2.38%, 01/13/22	300	302,952
Federal National Mortgage Association
1.13%, 10/19/18	250	248,767
1.25%, 08/17/21	400	388,404
1.75%, 09/12/19	250	249,635
1.88%, 04/05/22	250	247,328
5.63%, 07/15/37	86	119,328
6.25%, 05/15/29	100	133,665
6.63%, 11/15/30	100	141,013
Tennessee Valley Authority 3.50%, 12/15/42	50	53,113

		3,794,656

U.S. Government Obligations — 50.9%
U.S. Treasury Note/Bond
0.88%, 04/15/19	900	889,415
0.88%, 05/15/19	1,500	1,481,394
1.00%, 10/15/19	900	886,927
1.00%, 11/30/19	250	246,125
1.13%, 12/31/19	520	512,901
1.13%, 04/30/20	250	245,744
1.13%, 02/28/21	400	389,470
1.13%, 07/31/21	600	581,150
1.13%, 08/31/21	1,000	967,253
1.38%, 02/28/19	250	248,920
1.38%, 04/30/20	4,000	3,954,589
1.38%, 10/31/20	800	787,942
1.38%, 06/30/23	900	860,697
1.38%, 08/31/23	150	143,132
1.50%, 05/31/19	3,500	3,486,422
1.50%, 10/31/19	300	298,345
1.50%, 04/15/20	1,200	1,190,247
1.50%, 02/28/23	600	579,912
1.50%, 08/15/26	200	185,952
1.63%, 06/30/19	1,500	1,496,663
1.63%, 07/31/19	1,600	1,596,063
1.63%, 08/15/22	450	440,344
1.63%, 11/15/22	250	244,062
1.63%, 04/30/23	250	242,782
1.63%, 02/15/26	850	802,186
1.63%, 05/15/26	850	800,349

Security	Par (000)	Value
U.S. Government Obligations (continued)
1.75%, 10/31/20	$850	$846,309
1.75%, 12/31/20	700	696,067
1.75%, 02/28/22	700	690,850
1.75%, 03/31/22	500	492,988
1.75%, 04/30/22	500	492,580
1.75%, 05/15/22	600	591,395
1.75%, 09/30/22	1,600	1,571,261
1.88%, 06/30/20	1,500	1,500,367
1.88%, 04/30/22	750	742,539
1.88%, 07/31/22	500	494,318
1.88%, 08/31/22	1,900	1,877,869
2.00%, 07/31/20	700	702,276
2.00%, 11/15/21	250	249,707
2.00%, 12/31/21	1,100	1,096,877
2.00%, 11/30/22	1,000	993,189
2.00%, 04/30/24	300	294,925
2.00%, 05/31/24	500	491,303
2.00%, 02/15/25	750	733,689
2.00%, 08/15/25	700	682,465
2.00%, 11/15/26	150	145,101
2.13%, 08/31/20	600	603,835
2.13%, 01/31/21	500	502,692
2.13%, 06/30/21	250	251,006
2.13%, 12/31/21	250	250,619
2.13%, 06/30/22	1,250	1,250,561
2.13%, 05/15/25	1,000	985,403
2.25%, 03/31/21	1,500	1,513,117
2.25%, 04/30/21	900	907,765
2.25%, 12/31/23	500	499,863
2.25%, 11/15/24	700	697,041
2.25%, 11/15/25	850	842,686
2.25%, 02/15/27	200	197,214
2.25%, 08/15/46	500	442,391
2.50%, 08/15/23	400	406,101
2.50%, 02/15/45	800	749,496
2.50%, 05/15/46	200	186,876
2.63%, 11/15/20	500	510,241
2.75%, 02/15/19	1,050	1,063,003
2.75%, 11/15/23	500	514,349
2.75%, 08/15/42	800	792,782
2.75%, 11/15/47	100	98,391
2.88%, 08/15/45	1,400	1,412,165
2.88%, 11/15/46	850	856,793
3.00%, 11/15/44	1,200	1,241,045
3.00%, 11/15/45	850	878,022
3.00%, 02/15/47	200	206,623
3.00%, 05/15/47	600	619,895
3.13%, 11/15/41	500	529,948
3.13%, 02/15/42	500	529,751
3.50%, 05/15/20	2,300	2,390,532
3.63%, 02/15/21	500	526,090
4.25%, 05/15/39	400	500,330
4.25%, 11/15/40	162	203,222
4.38%, 05/15/40	750	955,667
4.38%, 05/15/41	200	255,793
4.50%, 08/15/39	200	258,494
4.63%, 02/15/40	600	789,130
4.75%, 02/15/41	400	536,975
5.38%, 02/15/31	350	463,746
5.50%, 08/15/28	1,000	1,287,948

178

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
6.00%, 02/15/26	$650	$826,654
6.13%, 11/15/27	600	796,647
6.13%, 08/15/29	450	617,288
6.38%, 08/15/27	500	672,004
6.50%, 11/15/26	300	399,564
6.88%, 08/15/25	300	396,532
7.25%, 08/15/22	400	491,959
7.63%, 11/15/22	600	754,553
7.63%, 02/15/25	600	812,362

		72,420,225

Total U.S. Government & Agency Obligations — 53.5% (Cost: $77,224,850)		76,214,881

Short-Term Investments

Money Market Funds — 2.5%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(d)(h)(i)	3,555	3,554,800

Total Short-Term Investments — 2.5% (Cost: $3,554,800)		3,554,800

Total Investments in Securities — 101.0% (Cost: $143,929,640)		143,825,368
Other Assets, Less Liabilities — (1.0)%		(1,489,635)

Net Assets — 100.0%		$142,335,733

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(c)	Zero-coupon bond.

(d)	Affiliate of the Fund.

(e)	All or a portion of this security is on loan.

(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(g)	Investments are denominated in U.S. dollars.

(h)	Annualized 7-day yield as of period end.

(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/ Shares Held at 02/28/17 (000)	Par/ Shares Purchased (000)		Par/ Shares Sold (000)	Par/ Shares Held at 11/30/17 (000)	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
PNC Bank N.A.
2.63%, 02/17/22	$—	$250		$—	$250	$250,658	$3,100		$—	$(1,964)
3.25%, 06/01/25	250	—		(250)	—	—	1,086		4,945	(4,200)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,767	788	(a)	—	3,555	3,554,800	6,424	(b)	—	—

						$3,805,458	$10,610		$4,945	$(6,164)

(a)	Net of purchases and sales.

(b)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

179

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Government/Credit Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$56,686,378	$—	$56,686,378
Foreign Government Obligations	—	5,914,268	—	5,914,268
Municipal Debt Obligations	—	1,455,041	—	1,455,041
U.S. Government & Agency Obligations	—	76,214,881	—	76,214,881
Money Market Funds	3,554,800	—	—	3,554,800

	$3,554,800	$140,270,568	$—	$143,825,368

Portfolio Abbreviations — Fixed Income

AGM	Assured Guaranty Municipal Corp.
BAB	Build America Bond
GO	General Obligation
GOL	General Obligation Limited
LIBOR	London Interbank Offered Rate
RB	Revenue Bond

180

Schedule of Investments (unaudited) November 30, 2017	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes

Advertising — 0.4%
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)(a)	$12,323	$12,701,932
5.38%, 01/15/24 (Call 01/15/19)(a)	11,260	11,804,703
5.75%, 02/01/26 (Call 02/01/21)(a)	10,308	11,068,215
5.88%, 02/01/22 (Call 01/02/18)(a)	9,221	9,452,678
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 01/02/18)	13,910	14,309,912
5.63%, 02/15/24 (Call 02/15/19)	12,630	13,256,237
5.88%, 03/15/25 (Call 09/15/19)(a)	10,337	10,910,233

		83,503,910
Aerospace & Defense — 1.3%
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)(a)	27,960	29,672,550
5.40%, 04/15/21 (Call 01/15/21)	27,270	29,055,503
5.72%, 02/23/19	5,119	5,295,605
5.87%, 02/23/22(a)	14,800	16,044,785
6.15%, 08/15/20	21,187	22,852,298
KLX Inc.
5.88%, 12/01/22 (Call 01/02/18)(a)(b)	26,122	27,297,490
Leonardo U.S. Holdings Inc.
6.25%, 07/15/19(a)(b)	7,125	7,572,094
TransDigm Inc.
5.50%, 10/15/20 (Call 01/02/18)(a)	10,899	11,048,861
6.00%, 07/15/22 (Call 01/02/18)(a)	25,739	26,499,472
6.38%, 06/15/26 (Call 06/15/21)(a)	22,071	22,390,990
6.50%, 07/15/24 (Call 07/15/19)(a)	27,844	28,492,108
6.50%, 05/15/25 (Call 05/15/20)(a)	16,211	16,585,340
Triumph Group Inc. 7.75%, 08/15/25 (Call 08/15/20)(a)(b)	10,496	11,283,200

		254,090,296
Airlines — 0.2%
Air Canada
7.75%, 04/15/21(a)(b)	8,713	9,929,850
American Airlines Group Inc.
4.63%, 03/01/20(b)	9,838	10,004,016
5.50%, 10/01/19(b)	14,431	14,887,535
6.13%, 06/01/18(a)	533	541,281
United Continental Holdings Inc.
4.25%, 10/01/22(a)	10,310	10,374,437

		45,737,119
Apparel — 0.2%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)(b)	20,903	21,172,998
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	19,982	20,375,645

		41,548,643
Auto Manufacturers — 0.9%
Fiat Chrysler Automobiles NV
4.50%, 04/15/20(a)	31,056	32,113,457
5.25%, 04/15/23(a)	34,077	36,038,983
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)(a)(b)	9,100	9,149,000
4.13%, 12/15/18(b)	10,362	10,515,668
4.25%, 11/15/19(b)	10,115	10,352,703
4.50%, 10/01/27 (Call 07/01/27)(b)	10,450	10,345,500
5.63%, 02/01/23 (Call 02/01/18)(b)	9,042	9,335,865
Navistar International Corp.
6.63%, 11/01/25 (Call 11/01/20)(b)	22,070	22,856,354
Tesla Inc.
5.30%, 08/15/25 (Call 08/15/20)(a)(b)	40,570	38,744,350

		179,451,880

Security	Par (000)	Value
Auto Parts & Equipment — 1.2%
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)(a)(b)	$9,935	$10,021,931
5.00%, 10/01/24 (Call 10/01/19)(a)(b)	21,984	22,918,320
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 01/02/18)(a)	6,727	6,886,766
6.25%, 04/01/25 (Call 04/01/20)(a)(b)	15,245	15,689,610
6.50%, 04/01/27 (Call 04/01/22)(a)(b)	12,730	13,126,258
6.63%, 10/15/22 (Call 01/02/18)(a)	10,784	11,156,048
Dana Financing Luxembourg Sarl
5.75%, 04/15/25 (Call 04/15/20)(a)(b)	10,722	11,388,909
Dana Inc.
5.50%, 12/15/24 (Call 12/15/19)(a)	8,164	8,653,840
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(a)	17,287	17,663,352
5.00%, 05/31/26 (Call 05/31/21)(a)	19,709	20,361,494
5.13%, 11/15/23 (Call 11/15/18)(a)	21,560	22,422,400
ZF North America Capital Inc.
4.00%, 04/29/20(a)(b)	19,693	20,390,461
4.50%, 04/29/22(b)	21,482	22,694,444
4.75%, 04/29/25(b)	32,656	34,791,049

		238,164,882
Banks — 1.5%
BPCE SA
12.50%, (Call 09/30/19), (3 mo. LIBOR US + 12.980%)(a)(b)(c)(d)	9,100	10,659,588
CIT Group Inc.
3.88%, 02/19/19(a)	17,002	17,248,529
5.00%, 08/15/22	25,342	27,081,490
5.00%, 08/01/23(a)	18,870	20,284,306
5.38%, 05/15/20	13,948	14,768,787
Fifth Third Bancorp.
5.10%, (Call 06/30/23), (3 mo. LIBOR US + 3.033%)(c)(d)	12,786	13,074,452
Royal Bank of Scotland Group PLC
5.13%, 05/28/24(a)	51,005	54,091,501
6.00%, 12/19/23(a)	44,549	49,331,928
6.10%, 06/10/23(a)	21,947	24,224,298
6.13%, 12/15/22	47,921	52,690,510
UniCredit SpA
5.86%, 06/19/32 (Call 06/19/27), (5 year USD ICE Swap + 3.703%)(a)(b)(d)	22,363	23,860,223

		307,315,612
Beverages — 0.1%
Cott Beverages Inc.
5.38%, 07/01/22 (Call 01/03/18)(a)	11,402	11,857,595
Cott Holdings Inc.
5.50%, 04/01/25 (Call 04/01/20)(a)(b)	17,253	17,779,217

		29,636,812
Biotechnology — 0.0%
Concordia International Corp.
9.50%, 10/21/22 (Call 12/15/18)(b)(e)	14,895	1,526,737

Building Materials — 0.6%
Builders FirstSource Inc.
5.63%, 09/01/24 (Call 09/01/19)(a)(b)	17,538	18,256,672
Griffon Corp.
5.25%, 03/01/22 (Call 01/02/18)	13,911	14,171,831
James Hardie International Finance DAC
4.75%, 01/15/25	1,705	1,734,837
5.00%, 01/15/28	2,180	2,218,150
Standard Industries Inc./NJ
5.00%, 02/15/27 (Call 02/15/22)(a)(b)	10,966	11,374,009
5.13%, 02/15/21 (Call 02/15/18)(a)(b)	12,598	12,980,235
5.38%, 11/15/24 (Call 11/15/19)(a)(b)	24,445	25,697,806

181

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Building Materials (continued)
5.50%, 02/15/23 (Call 02/15/19)(a)(b)	$9,668	$10,145,907
6.00%, 10/15/25 (Call 10/15/20)(a)(b)	25,230	27,187,954

		123,767,401
Chemicals — 2.0%
Ashland LLC
4.75%, 08/15/22 (Call 05/15/22)(a)	23,087	24,068,197
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)	14,725	17,512,525
10.00%, 10/15/25 (Call 10/15/20)	12,010	14,613,528
CF Industries Inc.
3.45%, 06/01/23(a)	14,758	14,538,844
7.13%, 05/01/20	19,869	21,749,547
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)(a)	10,847	11,307,998
6.63%, 05/15/23 (Call 05/15/18)	29,285	31,006,103
7.00%, 05/15/25 (Call 05/15/20)(a)	17,016	18,653,790
Hexion Inc.
6.63%, 04/15/20 (Call 01/02/18)(a)	33,028	29,147,210
10.38%, 02/01/22 (Call 02/01/19)(b)	12,455	11,545,092
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 01/02/18)	13,322	9,658,450
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	14,910	15,580,950
5.13%, 11/15/22 (Call 08/15/22)	7,688	8,262,540
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)(b)	21,864	22,103,758
5.00%, 05/01/25 (Call 01/31/25)(b)	9,854	9,944,329
5.25%, 08/01/23 (Call 08/01/18)(a)(b)	9,632	9,906,141
5.25%, 06/01/27 (Call 03/03/27)(b)	24,170	24,411,700
Olin Corp.
5.13%, 09/15/27 (Call 03/15/22)	10,501	11,068,346
Platform Specialty Products Corp.
5.88%, 12/01/25 (Call 12/01/20)(b)	10,075	10,150,563
6.50%, 02/01/22 (Call 02/01/18)(a)(b)	25,645	26,531,463
10.38%, 05/01/21 (Call 12/08/17)(b)	10,623	11,520,643
Tronox Finance PLC
5.75%, 10/01/25 (Call 10/01/20)(a)(b)	10,674	11,072,608
7.50%, 03/15/22 (Call 03/15/18)(b)	13,334	13,952,271
WR Grace & Co.-Conn 5.13%, 10/01/21(b)	15,893	16,798,405

		395,105,001
Coal — 0.1%
Murray Energy Corp.
11.25%, 04/15/21 (Call 04/15/18)(a)(b)	19,630	10,870,113
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/31/19)(a)(b)	8,215	8,451,181
6.38%, 03/31/25 (Call 03/31/20)(a)(b)	9,399	9,669,221

		28,990,515
Commercial Services — 3.6%
ADT Corp. (The)
3.50%, 07/15/22	24,665	24,530,576
4.13%, 06/15/23	16,548	16,754,850
6.25%, 10/15/21	23,256	25,600,979
APX Group Inc.
6.38%, 12/01/19 (Call 01/02/18)(a)	1,555	1,576,381
7.63%, 09/01/23 (Call 09/01/19)(a)	6,678	7,038,612
7.88%, 12/01/22 (Call 12/01/18)	20,767	22,220,690
8.75%, 12/01/20 (Call 01/02/18)(a)	20,172	20,600,655
Ashtead Capital Inc.
4.13%, 08/15/25 (Call 08/15/20)(b)	12,690	12,785,175
4.38%, 08/15/27 (Call 08/15/22)(a)(b)	13,270	13,493,865
5.63%, 10/01/24 (Call 10/01/19)(b)	10,705	11,361,797

Security	Par (000)	Value
Commercial Services (continued)
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 01/02/18)(a)(b)	$7,674	$7,724,914
5.50%, 04/01/23 (Call 04/01/18)(a)	15,424	15,693,920
Herc Rentals Inc.
7.50%, 06/01/22 (Call 06/01/19)(a)(b)	13,299	14,343,526
7.75%, 06/01/24 (Call 06/01/19)(a)(b)	13,405	14,673,688
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/19)(a)(b)	16,639	14,808,710
5.88%, 10/15/20 (Call 01/02/18)(a)	14,797	14,728,795
6.25%, 10/15/22 (Call 01/02/18)(a)	11,176	10,647,869
6.75%, 04/15/19 (Call 12/03/17)	3,278	3,278,000
7.38%, 01/15/21 (Call 01/02/18)(a)	12,428	12,485,352
7.63%, 06/01/22 (Call 06/01/19)(a)(b)	29,072	29,952,666
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 08/01/23 (Call 08/01/18)(a)(b)	26,218	27,004,540
Nielsen Co. Luxembourg Sarl (The)
5.00%, 02/01/25 (Call 02/01/20)(a)(b)	11,843	12,287,113
5.50%, 10/01/21 (Call 01/02/18)(a)(b)	12,614	12,960,885
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 01/02/18)	16,371	16,563,600
5.00%, 04/15/22 (Call 01/02/18)(a)(b)	50,049	51,433,500
Prime Security Services Borrower LLC/Prime Finance Inc.
9.25%, 05/15/23 (Call 05/15/19)(a)(b)	71,943	79,360,338
RR Donnelley & Sons Co.
6.00%, 04/01/24(a)	400	373,000
7.88%, 03/15/21	10,689	11,051,238
Service Corp. International/U.S.
5.38%, 01/15/22 (Call 01/02/18)	7,389	7,569,620
5.38%, 05/15/24 (Call 05/15/19)	20,049	21,054,441
ServiceMaster Co. LLC (The)
5.13%, 11/15/24 (Call 11/15/19)(b)	18,428	18,715,645
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)(a)	20,352	20,988,000
4.63%, 10/15/25 (Call 10/15/20)	16,740	17,078,985
4.88%, 01/15/28 (Call 01/15/23)	37,288	37,708,470
5.50%, 07/15/25 (Call 07/15/20)(a)	17,704	18,823,518
5.50%, 05/15/27 (Call 05/15/22)(a)	23,468	24,961,989
5.75%, 11/15/24 (Call 05/15/19)(a)	19,120	20,178,428
5.88%, 09/15/26 (Call 09/15/21)(a)	23,579	25,362,162

		717,776,492
Computers — 2.0%
Dell Inc.
4.63%, 04/01/21(a)	7,869	8,115,890
5.88%, 06/15/19	15,217	15,901,765
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 06/15/18)(a)(b)	36,491	37,908,066
7.13%, 06/15/24 (Call 06/15/19)(a)(b)	36,912	40,146,927
EMC Corp.
2.65%, 06/01/20	43,498	42,924,588
3.38%, 06/01/23 (Call 03/01/23)(a)	22,095	21,327,658
Exela Intermediate LLC/Exela Finance Inc.
10.00%, 07/15/23 (Call 07/15/20)(b)	22,340	21,005,185
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (Call 02/15/19)(b)	19,865	20,808,588
9.25%, 03/01/21 (Call 01/02/18)(b)	15,770	15,967,125
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)(a).	8,373	8,698,500
NCR Corp.
4.63%, 02/15/21 (Call 01/02/18)	10,722	10,827,731
5.00%, 07/15/22 (Call 01/02/18)(a)	14,082	14,273,773

182

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Computers (continued)
5.88%, 12/15/21 (Call 01/02/18)	$8,416	$8,650,806
6.38%, 12/15/23 (Call 12/15/18)(a)	15,430	16,259,363
West Corp. 8.50%, 10/15/25 (Call 10/15/20)(a)(b)	22,350	21,819,187
Western Digital Corp. 10.50%, 04/01/24 (Call 04/01/19)(a)	74,911	87,177,676

		391,812,828
Cosmetics & Personal Care — 0.3%
Avon International Operations Inc. 7.88%, 08/15/22 (Call 08/15/19)(a)(b)	10,315	10,440,740
Avon Products Inc.
6.60%, 03/15/20(a)	8,908	8,473,735
7.00%, 03/15/23(a)	11,449	9,295,157
Edgewell Personal Care Co.
4.70%, 05/19/21	12,414	12,859,233
4.70%, 05/24/22(a)	8,700	9,048,000
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 01/02/18)(b)	12,172	12,232,860
5.00%, 07/01/25 (Call 07/01/20)(b)	7,110	7,287,750

		69,637,475
Distribution & Wholesale — 0.1%
HD Supply Inc. 5.75%, 04/15/24 (Call 04/15/19)(b)	23,626	25,095,554

Diversified Financial Services — 4.4%
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)(a)	10,226	10,420,294
4.63%, 12/15/18(a)	6,391	6,517,222
5.00%, 04/01/23(a)	10,171	10,767,275
5.13%, 03/15/21(a)	12,871	13,611,083
5.50%, 02/15/22(a)	14,597	15,726,078
6.25%, 12/01/19	12,880	13,672,120
Ally Financial Inc.
3.25%, 11/05/18	12,081	12,114,827
3.50%, 01/27/19(a)	12,509	12,611,499
3.75%, 11/18/19(a)	17,342	17,645,485
4.13%, 03/30/20	15,942	16,409,400
4.13%, 02/13/22(a)	17,266	17,821,793
4.25%, 04/15/21(a)	12,773	13,221,506
4.63%, 05/19/22(a)	8,221	8,624,343
4.63%, 03/30/25(a)	10,221	10,826,046
5.13%, 09/30/24(a)	15,718	17,115,861
5.75%, 11/20/25 (Call 10/20/25)(a)	25,508	27,931,245
7.50%, 09/15/20(a)	10,580	11,842,988
8.00%, 12/31/18(a)	7,700	8,112,014
8.00%, 03/15/20	21,328	23,754,060
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.88%, 03/15/19 (Call 01/02/18)(a)	23,496	23,534,181
5.88%, 02/01/22 (Call 01/02/18)	30,177	30,860,699
6.00%, 08/01/20 (Call 01/02/18)(a)	37,643	38,772,290
6.25%, 02/01/22 (Call 02/01/19)(a)	15,043	15,501,811
6.75%, 02/01/24 (Call 02/01/20)(a)	11,533	12,011,620
Intelsat Connect Finance SA 12.50%, 04/01/22 (Call 06/01/18)(b)	18,557	16,144,590
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 01/02/18)(b)	8,480	8,617,800
7.25%, 08/15/24 (Call 08/15/20)(b)	9,480	9,717,000
7.38%, 04/01/20 (Call 01/02/18)(b)	13,219	13,565,999
7.50%, 04/15/21 (Call 01/02/18)(a)(b)	8,275	8,606,000

Security	Par (000)	Value
Diversified Financial Services (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)(b)	$10,734	$11,090,039
5.25%, 10/01/25 (Call 10/01/20)(b)	9,963	9,938,093
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 01/02/18)	318	318,182
6.50%, 07/01/21 (Call 01/02/18)	12,055	12,281,031
7.88%, 10/01/20 (Call 01/02/18)	7,865	8,014,997
Navient Corp.
4.88%, 06/17/19(a)	21,089	21,563,502
5.00%, 10/26/20	10,434	10,629,638
5.50%, 01/15/19(a)	21,154	21,705,696
5.50%, 01/25/23(a)	23,137	23,194,842
5.88%, 03/25/21	13,762	14,304,660
5.88%, 10/25/24(a)	12,960	13,044,888
6.13%, 03/25/24(a)	18,754	19,058,752
6.50%, 06/15/22	17,565	18,418,157
6.63%, 07/26/21(a)	16,489	17,475,014
6.75%, 06/25/25(a)	10,326	10,635,780
7.25%, 01/25/22(a)	16,034	17,236,550
7.25%, 09/25/23(a)	10,907	11,712,906
8.00%, 03/25/20	32,410	35,367,412
8.45%, 06/15/18(a)	5,664	5,837,534
OneMain Financial Holdings LLC
6.75%, 12/15/19 (Call 01/02/18)(b)	13,064	13,513,620
7.25%, 12/15/21 (Call 01/02/18)(a)(b)	14,734	15,275,475
Quicken Loans Inc. 5.75%, 05/01/25 (Call 05/01/20)(a)(b)	28,709	30,180,336
Springleaf Finance Corp.
5.25%, 12/15/19	15,723	16,204,517
6.13%, 05/15/22(a)	22,729	23,532,263
6.90%, 12/15/17	527	526,792
7.75%, 10/01/21(a)	15,355	17,067,850
8.25%, 12/15/20(a)	20,903	23,137,008

		867,342,663
Electric — 2.9%
AES Corp./VA
4.88%, 05/15/23 (Call 05/15/18)(a)	14,945	15,295,012
5.13%, 09/01/27 (Call 09/01/22)(a)	11,815	12,186,491
5.50%, 03/15/24 (Call 03/15/19)	14,964	15,601,419
5.50%, 04/15/25 (Call 04/15/20)(a)	11,458	12,077,686
6.00%, 05/15/26 (Call 05/15/21)(a)	12,794	13,881,490
7.38%, 07/01/21 (Call 06/01/21)	16,153	18,189,210
8.00%, 06/01/20	1,073	1,215,172
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	12,628	12,770,065
5.38%, 01/15/23 (Call 10/15/18)(a)	27,584	27,480,560
5.50%, 02/01/24 (Call 02/01/19)(a)	14,295	13,786,237
5.75%, 01/15/25 (Call 10/15/19)(a)	35,757	34,384,872
5.88%, 01/15/24 (Call 11/01/18)(b)	9,286	9,569,555
6.00%, 01/15/22 (Call 01/02/18)(a)(b)	14,660	15,123,941
DPL Inc. 7.25%, 10/15/21 (Call 07/15/21)(a)	16,284	18,003,997
Dynegy Inc.
5.88%, 06/01/23 (Call 06/01/18)	10,581	10,904,849
7.38%, 11/01/22 (Call 11/01/18)(a)	38,466	41,168,236
7.63%, 11/01/24 (Call 11/01/19)(a)	30,684	33,372,053
8.00%, 01/15/25 (Call 01/15/20)(a)(b)	16,986	18,684,600
8.13%, 01/30/26 (Call 07/30/20)(a)(b)	19,300	21,424,857
Enel SpA 8.75%, 09/24/73 (Call 09/24/23), (5 year USD Swap + 5.880%)(a)(b)(d)	26,107	32,268,252

183

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
IPALCO Enterprises Inc.
3.45%, 07/15/20 (Call 06/15/20)(a)	$8,200	$8,300,122
3.70%, 09/01/24 (Call 07/01/24)(a)(b)	7,145	7,147,858
NextEra Energy Operating Partners LP
4.25%, 09/15/24 (Call 07/15/24)(a)(b)	12,567	12,673,034
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	11,650	11,677,802
NRG Energy Inc.
5.75%, 01/15/28	2,545	2,545,000
6.25%, 07/15/22 (Call 07/15/18)	24,127	25,212,715
6.25%, 05/01/24 (Call 05/01/19)(a)	15,630	16,587,337
6.63%, 03/15/23 (Call 01/02/18)(a)	19,648	20,356,310
6.63%, 01/15/27 (Call 07/15/21)(a)	26,450	28,405,380
7.25%, 05/15/26 (Call 05/15/21)(a)	23,665	25,972,337
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)(a)	12,438	11,594,847
4.63%, 07/15/19 (Call 04/15/19)(b)	1,176	1,211,280
6.50%, 06/01/25 (Call 06/01/20)(a)	12,595	10,705,750
9.50%, 07/15/22 (Call 07/15/20)(a)(b)	8,165	8,502,295
10.50%, 01/15/26 (Call 01/15/22)(a)(b)	10,205	10,247,771

		578,528,392
Electronics — 0.1%
Ingram Micro Inc. 5.45%, 12/15/24 (Call 09/15/24)(a)	11,577	11,765,126

Energy – Alternate Sources — 0.2%
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(b)	8,000	8,020,000
5.00%, 01/31/28 (Call 07/31/27)(b)	6,620	6,644,825
6.38%, 02/01/23 (Call 12/12/17)(b)(f)	22,949	24,188,246

		38,853,071
Engineering & Construction — 0.4%
AECOM
5.13%, 03/15/27 (Call 12/15/26)(a)	21,163	21,570,388
5.75%, 10/15/22 (Call 01/02/18)(a)	15,967	16,660,113
5.88%, 10/15/24 (Call 07/15/24)	15,898	17,289,075
Brand Industrial Services Inc. 8.50%, 07/15/25 (Call 07/15/20)(a)(b)	22,000	23,368,400

		78,887,976
Entertainment — 2.1%
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)(a)	13,344	13,050,908
5.88%, 11/15/26 (Call 11/15/21)(a)	15,020	14,700,825
6.13%, 05/15/27 (Call 05/15/22)(a)	9,633	9,560,752
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)(a)	16,472	16,779,508
5.13%, 12/15/22 (Call 01/02/18)(a)	9,483	9,687,477
Eldorado Resorts Inc. 6.00%, 04/01/25 (Call 04/01/20)(a)	20,098	21,153,145
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)(a)	9,121	9,212,210
4.38%, 04/15/21	9,159	9,534,901
4.88%, 11/01/20 (Call 08/01/20)	22,336	23,465,755
5.38%, 11/01/23 (Call 08/01/23)	10,315	11,133,753
5.38%, 04/15/26(a)	22,383	24,108,432
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)(b)	13,415	14,119,198
6.25%, 02/15/22 (Call 08/15/21)(b)	32,501	35,383,647
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	23,953	26,977,066
Regal Entertainment Group 5.75%, 03/15/22 (Call 01/02/18)(a)	17,647	18,242,586

Security	Par (000)	Value
Entertainment (continued)
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/02/18)(a)(b)	$45,834	$48,354,870
10.00%, 12/01/22 (Call 12/01/18)(a)	49,175	54,153,969
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/19)(b)	23,119	23,488,904
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	11,635	12,052,406
WMG Acquisition Corp. 6.75%, 04/15/22 (Call 01/02/18)(a)(b)	14,646	15,332,458

		410,492,770
Environmental Control — 0.2%
Clean Harbors Inc.
5.13%, 06/01/21 (Call 01/02/18)(a)	15,766	15,963,075
5.25%, 08/01/20 (Call 01/02/18)	8,456	8,593,410
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)(a)	8,957	9,046,570
5.88%, 07/01/25 (Call 07/01/20)	8,863	8,830,995
6.38%, 10/01/22 (Call 01/02/18)	6,752	6,930,326

		49,364,376
Food — 1.4%
Albertsons Companies LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC
5.75%, 03/15/25 (Call 09/15/19)	26,442	23,455,609
6.63%, 06/15/24 (Call 06/15/19)(a)	26,412	24,931,042
B&G Foods Inc.
4.63%, 06/01/21 (Call 01/02/18)	15,423	15,636,774
5.25%, 04/01/25 (Call 04/01/20)(a)	17,806	18,162,120
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(b)	19,610	20,280,009
4.88%, 11/01/26 (Call 11/01/21)(a)(b)	16,655	17,529,388
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)(a)(b)	16,271	17,047,398
5.88%, 09/30/27 (Call 09/30/22)(a)(b)	13,421	14,065,208
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)(a)(b)	38,125	37,791,406
5.50%, 03/01/25 (Call 03/01/20)(a)(b)	20,612	21,326,393
5.75%, 03/01/27 (Call 03/01/22)(a)(b)	34,253	34,926,722
6.00%, 12/15/22 (Call 12/13/17)(b)	14,628	15,308,202
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 01/02/18)	7,839	7,950,286
6.00%, 02/15/24 (Call 02/15/19)(a)(b)	15,814	16,604,700

		285,015,257
Food Service — 0.2%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)(a)	12,538	12,964,281
5.00%, 04/01/25 (Call 04/01/20)(b)	11,773	12,503,619
5.13%, 01/15/24 (Call 01/15/19)	22,361	23,590,855

		49,058,755
Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	16,113	16,334,554
5.63%, 05/20/24 (Call 03/20/24)(a)	13,399	13,934,960
5.75%, 05/20/27 (Call 02/20/27)(a)	10,200	10,316,875
5.88%, 08/20/26 (Call 05/20/26)(a)	14,533	15,077,987
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/20)(a)	12,710	12,328,700
7.50%, 11/01/23 (Call 11/01/19)	15,994	16,433,835

		84,426,911

184

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health Care – Products — 1.3%
Avantor Inc.
6.00%, 10/01/24 (Call 10/01/20)(a)(b)	$34,715	$34,715,000
9.00%, 10/01/25 (Call 10/01/20)(a)(b)	44,950	44,163,375
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)(a)(b)	23,908	22,667,772
Hologic Inc. 5.25%, 07/15/22 (Call 07/15/18)(b)	19,520	20,288,600
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 02/15/18)(a)(b)	10,559	11,034,155
12.50%, 11/01/21 (Call 05/01/19)(a)(b)	8,042	8,986,935
Mallinckrodt International Finance SA 4.75%, 04/15/23(a)	13,785	11,225,126
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 01/02/18)(a)(b)	14,775	14,251,279
5.50%, 04/15/25 (Call 04/15/20)(a)(b)	17,101	14,443,790
5.63%, 10/15/23 (Call 10/15/18)(a)(b)	15,936	13,985,085
5.75%, 08/01/22 (Call 01/02/18)(a)(b)	18,273	16,799,498
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA 6.63%, 05/15/22 (Call 01/02/18)(b)	29,925	29,649,466
Teleflex Inc. 4.63%, 11/15/27 (Call 11/15/22)	9,500	9,725,625

		251,935,706
Health Care – Services — 7.3%
Acadia Healthcare Co. Inc. 5.63%, 02/15/23 (Call 02/15/18)(a)	15,302	15,435,893
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	23,411	24,363,001
4.75%, 01/15/25 (Call 01/15/20)(a)	25,750	26,414,350
5.63%, 02/15/21 (Call 02/15/18)(a)	31,971	33,010,057
6.13%, 02/15/24 (Call 02/15/19)(a)	21,558	23,067,060
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 01/02/18)(a)	21,636	20,283,750
6.25%, 03/31/23 (Call 03/31/20)	67,809	63,401,415
6.88%, 02/01/22 (Call 02/01/18)(a)	66,632	40,145,780
7.13%, 07/15/20 (Call 01/02/18)(a)	26,872	21,094,520
8.00%, 11/15/19 (Call 01/02/18)(a)	43,566	38,682,391
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)(a)	35,471	35,515,339
5.13%, 07/15/24 (Call 07/15/19)(a)	39,161	39,846,317
5.75%, 08/15/22 (Call 01/02/18)(a)	26,518	27,326,799
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 01/02/18)(a)(b)	18,485	18,139,306
5.63%, 07/15/22 (Call 01/02/18)(a)	24,170	24,653,400
6.25%, 12/01/24 (Call 12/01/19)(a)(b)	12,866	13,541,465
HCA Healthcare Inc. 6.25%, 02/15/21(a)	20,477	21,948,223
HCA Inc.
3.75%, 03/15/19(a)	26,340	26,652,787
4.25%, 10/15/19(a)	11,910	12,203,833
4.50%, 02/15/27 (Call 08/15/26)(a)	24,403	24,697,915
4.75%, 05/01/23	25,996	27,113,490
5.00%, 03/15/24(a)	43,352	45,519,600
5.25%, 04/15/25(a)	29,749	31,620,709
5.25%, 06/15/26 (Call 12/15/25)(a)	32,959	34,946,840
5.38%, 02/01/25(a)	56,886	59,019,225
5.88%, 03/15/22	29,154	31,560,788
5.88%, 05/01/23(a)	26,746	28,375,396
5.88%, 02/15/26 (Call 08/15/25)(a)	32,293	34,280,305
6.50%, 02/15/20(a)	66,215	70,922,271
7.50%, 02/15/22	46,483	52,368,910
HealthSouth Corp. 5.75%, 11/01/24 (Call 01/02/18)	27,839	28,534,975

Security	Par (000)	Value
Health Care – Services (continued)
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 01/02/18)(a)	$9,838	$9,298,028
8.00%, 01/15/20(a)	17,140	17,288,189
8.75%, 01/15/23 (Call 01/15/18)(a)	14,409	14,445,023
LifePoint Health Inc.
5.38%, 05/01/24 (Call 05/01/19)(a)	12,625	12,375,746
5.50%, 12/01/21 (Call 01/02/18)(a)	21,147	21,389,505
5.88%, 12/01/23 (Call 12/01/18)(a)	12,492	12,710,610
Molina Healthcare Inc. 5.38%, 11/15/22 (Call 08/15/22)(a)	16,294	16,977,442
MPH Acquisition Holdings LLC 7.13%, 06/01/24 (Call 06/01/19)(a)(b)	35,672	38,302,810
Tenet Healthcare Corp.
4.38%, 10/01/21(a)	21,519	21,458,704
4.50%, 04/01/21(a)	16,061	16,105,168
4.63%, 07/15/24 (Call 07/15/20)(b)	43,020	42,243,424
4.75%, 06/01/20(a)	10,584	10,785,625
5.13%, 05/01/25 (Call 05/01/20)(a)(b)	31,108	30,019,220
5.50%, 03/01/19	6,601	6,687,638
6.00%, 10/01/20(a)	40,167	42,118,984
6.75%, 06/15/23(a)	41,377	38,765,077
7.00%, 08/01/25 (Call 08/01/20)(a)(b)	11,325	10,284,304
7.50%, 01/01/22 (Call 01/01/19)(a)(b)	14,925	15,675,639
8.13%, 04/01/22(a)	61,966	61,346,340
WellCare Health Plans Inc. 5.25%, 04/01/25 (Call 04/01/20)	26,289	27,767,756

		1,460,731,342
Holding Companies – Diversified — 0.3%
HRG Group Inc.
7.75%, 01/15/22 (Call 01/02/18)(a)	20,965	21,800,980
7.88%, 07/15/19 (Call 01/02/18)(a)	15,636	15,715,601
Leucadia National Corp. 5.50%, 10/18/23 (Call 01/18/23)(a)	15,233	16,263,177
Noble Group Ltd. 6.75%, 01/29/20(b)	20,705	8,644,338

		62,424,096
Home Builders — 1.6%
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)(a)(b)	8,785	8,790,990
8.75%, 03/15/22 (Call 03/15/19)	11,650	12,746,556
Brookfield Residential Properties Inc. 6.50%, 12/15/20 (Call 01/02/18)(a)(b)	10,169	10,372,380
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp. 6.13%, 07/01/22 (Call 01/02/18)(a)(b)	10,046	10,501,084
CalAtlantic Group Inc.
5.25%, 06/01/26 (Call 12/01/25)	8,294	8,740,964
5.88%, 11/15/24 (Call 05/15/24)(a)	9,350	10,390,188
8.38%, 05/15/18	302	309,845
8.38%, 01/15/21(a)	8,176	9,441,236
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (Call 07/15/19)(a)(b)	9,615	10,480,350
10.50%, 07/15/24 (Call 07/15/20)(a)(b)	9,825	10,856,625
KB Home
4.75%, 05/15/19 (Call 02/15/19)(a)	9,162	9,364,327
7.00%, 12/15/21 (Call 09/15/21)(a)	9,596	10,729,528
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	12,317	12,594,132
4.50%, 06/15/19 (Call 04/16/19)	8,548	8,745,187
4.50%, 11/15/19 (Call 08/15/19)(a)	12,836	13,172,945

185

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Home Builders (continued)
4.50%, 04/30/24 (Call 01/31/24)(a)	$11,846	$12,216,187
4.75%, 04/01/21 (Call 02/01/21)(a)	10,446	10,923,785
4.75%, 11/15/22 (Call 08/15/22)(a)	11,988	12,692,295
4.75%, 05/30/25 (Call 02/28/25)(a)	10,006	10,370,260
4.75%, 11/29/27 (Call 05/29/27)(b)	6,950	7,106,375
4.88%, 12/15/23 (Call 09/15/23)	8,127	8,531,503
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	15,249	15,763,654
5.00%, 01/15/27 (Call 10/15/26)(a)	14,006	14,696,146
5.50%, 03/01/26 (Call 12/01/25)(a)	15,474	16,789,290
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc. 5.25%, 04/15/21 (Call 01/02/18)(b)	10,184	10,365,049
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)(a)	7,030	7,296,734
4.88%, 03/15/27 (Call 12/15/26)(a)	9,850	10,194,750
5.88%, 02/15/22 (Call 11/15/21)(a)	8,307	9,094,088
TRI Pointe Group Inc./TRI Pointe Homes Inc.
4.38%, 06/15/19	8,341	8,518,246
5.88%, 06/15/24	11,103	11,960,152

		313,754,851
Home Furnishings — 0.1%
Tempur Sealy International Inc. 5.50%, 06/15/26 (Call 06/15/21)(a)	14,168	14,522,200
5.63%, 10/15/23 (Call 10/15/18)	9,200	9,549,915

		24,072,115
Household Products & Wares — 0.3%
Kronos Acquisition Holdings Inc. 9.00%, 08/15/23 (Call 08/15/18)(a)(b)	19,070	17,905,368
Spectrum Brands Inc. 5.75%, 07/15/25 (Call 07/15/20)(a)	22,706	23,869,683
6.63%, 11/15/22 (Call 01/02/18)(a)	10,199	10,562,830

		52,337,881
Insurance — 0.5%
Genworth Holdings Inc. 4.80%, 02/15/24(a)	8,895	7,671,937
4.90%, 08/15/23	6,851	5,908,987
7.20%, 02/15/21	937	913,185
7.63%, 09/24/21	15,382	15,080,594
7.70%, 06/15/20(a)	6,477	6,514,171
HUB International Ltd. 7.88%, 10/01/21 (Call 01/02/18)(a)(b)	26,638	27,738,949
Radian Group Inc. 4.50%, 10/01/24 (Call 07/01/24)	10,737	11,035,489
Voya Financial Inc. 5.65%, 05/15/53 (Call 05/15/23),
(3 mo. LIBOR US + 3.580%)(a)(d)	17,800	18,779,000

		93,642,312
Internet — 1.4%
Netflix Inc. 4.38%, 11/15/26(a)	19,448	19,156,280
4.88%, 04/15/28(b)	36,635	36,218,475
5.38%, 02/01/21(a)	10,350	10,996,875
5.50%, 02/15/22	19,004	20,215,505
5.75%, 03/01/24(a)	9,167	9,765,720
5.88%, 02/15/25	18,068	19,303,941
Symantec Corp. 3.95%, 06/15/22 (Call 03/15/22)(a)	9,258	9,463,091
4.20%, 09/15/20	5,877	6,046,850
5.00%, 04/15/25 (Call 04/15/20)(a)(b)	25,293	26,462,801

Security	Par (000)	Value
Internet (continued)
VeriSign Inc. 4.63%, 05/01/23 (Call 05/01/18)	$13,538	$13,931,448
4.75%, 07/15/27 (Call 07/15/22)(a)	12,440	12,813,613
5.25%, 04/01/25 (Call 01/01/25)(a)	9,653	10,519,088
Zayo Group LLC/Zayo Capital Inc. 5.75%, 01/15/27 (Call 01/15/22)(b)	39,163	40,337,890
6.00%, 04/01/23 (Call 04/01/18)(a)	30,814	32,076,989
6.38%, 05/15/25 (Call 05/15/20)	20,326	21,534,560

		288,843,126
Iron & Steel — 1.1%
AK Steel Corp. 7.00%, 03/15/27 (Call 03/15/22)(a)	10,140	10,013,250
7.63%, 10/01/21 (Call 01/02/18)(a)	8,122	8,409,316
Allegheny Technologies Inc. 5.95%, 01/15/21 (Call 10/15/20)(a)	9,760	10,009,229
7.88%, 08/15/23 (Call 05/15/23)(a)	13,001	14,163,315
ArcelorMittal 5.75%, 08/05/20(a)	11,740	12,523,805
6.00%, 03/01/21	14,141	15,301,177
6.13%, 06/01/25(a)	9,562	10,972,395
6.75%, 02/25/22	22,907	25,770,375
Cleveland-Cliffs Inc. 5.75%, 03/01/25 (Call 03/01/20)(a)(b)	23,612	22,874,125
Steel Dynamics Inc. 5.00%, 12/15/26 (Call 12/15/21)(a)	11,515	12,169,973
5.13%, 10/01/21 (Call 01/02/18)	15,050	15,437,821
5.25%, 04/15/23 (Call 04/15/18)	6,856	7,072,307
5.50%, 10/01/24 (Call 10/01/19)(a)	10,182	10,823,148
U.S. Steel Corp. 6.88%, 08/15/25 (Call 08/15/20)(a)	18,977	19,570,754
7.38%, 04/01/20(a)	7,833	8,511,451
8.38%, 07/01/21 (Call 07/01/18)(b)	21,605	23,557,660

		227,180,101
Leisure Time — 0.1%
Sabre GLBL Inc. 5.25%, 11/15/23 (Call 11/15/18)(a)(b)	12,352	12,846,080
5.38%, 04/15/23 (Call 04/15/18)(b)	8,800	9,152,000

		21,998,080
Lodging — 2.2%
Boyd Gaming Corp. 6.38%, 04/01/26 (Call 04/01/21)(a)	17,379	18,899,663
6.88%, 05/15/23 (Call 05/15/18)(a)	17,192	18,321,514
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 01/02/18)	17,541	17,957,599
11.00%, 10/01/21 (Call 01/02/18)	20,738	22,034,125
CRC Escrow Issuer LLC/CRC Finco Inc. 5.25%, 10/15/25 (Call 10/15/20)(b)	38,810	38,858,512
Diamond Resorts International Inc. 7.75%, 09/01/23 (Call 09/01/19)(a)(b)	11,641	12,630,485
10.75%, 09/01/24 (Call 09/01/19)(b)	13,811	14,618,080
Hilton Domestic Operating Co. Inc. 4.25%, 09/01/24 (Call 09/01/19)	23,676	23,997,757
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/20)(a)	18,825	19,425,047
4.88%, 04/01/27 (Call 04/01/22)	11,860	12,501,626
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. 6.75%, 11/15/21 (Call 11/15/18)(a)(b)	15,775	16,581,418

186

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Lodging (continued)
MGM Resorts International 4.63%, 09/01/26 (Call 06/01/26)	$10,983	$11,202,660
5.25%, 03/31/20	10,353	10,868,698
6.00%, 03/15/23	27,851	30,705,727
6.63%, 12/15/21(a)	29,192	32,457,855
6.75%, 10/01/20(a)	22,017	24,119,844
7.75%, 03/15/22	23,015	26,636,986
8.63%, 02/01/19	14,858	15,823,770
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)(b)	7,714	7,982,182
5.25%, 05/15/27 (Call 02/15/27)(b)	20,808	21,091,665
5.50%, 03/01/25 (Call 12/01/24)(b)	42,432	43,929,850

		440,645,063
Machinery — 0.4%
BlueLine Rental Finance Corp./BlueLine Rental LLC 9.25%, 03/15/24 (Call 03/15/20)(a)(b)	25,071	27,139,357
CNH Industrial Capital LLC 3.38%, 07/15/19	2,096	2,117,107
3.88%, 07/16/18(a)	2,885	2,913,850
3.88%, 10/15/21(a)	2,068	2,114,530
4.38%, 11/06/20(a)	3,059	3,185,949
4.38%, 04/05/22	4,015	4,187,404
CNH Industrial NV 4.50%, 08/15/23	12,002	12,649,031
Vertiv Group Corp. 9.25%, 10/15/24 (Call 10/15/19)(b)	17,545	19,052,852
Zebra Technologies Corp. 7.25%, 10/15/22 (Call 12/04/17)	2,453	2,586,689

		75,946,769
Manufacturing — 1.0%
Bombardier Inc. 5.75%, 03/15/22(a)(b)	9,906	9,745,715
6.00%, 10/15/22 (Call 01/02/18)(a)(b)	26,220	25,728,375
6.13%, 01/15/23(b)	28,673	28,202,046
7.50%, 12/01/24 (Call 12/01/20)(b)	12,385	12,489,034
7.50%, 03/15/25 (Call 03/15/20)(a)(b)	34,358	34,471,357
7.75%, 03/15/20(a)(b)	18,811	20,263,691
8.75%, 12/01/21(b)	31,238	34,557,350
Gates Global LLC/Gates Global Co. 6.00%, 07/15/22 (Call 12/18/17)(a)(b)	26,434	27,094,850

		192,552,418
Media — 12.4%
Altice Financing SA 6.50%, 01/15/22 (Call 12/15/17)(a)(b)	18,264	18,857,580
6.63%, 02/15/23 (Call 02/15/18)(b)	46,499	47,582,115
7.50%, 05/15/26 (Call 05/15/21)(a)(b)	62,308	65,111,860
Altice Finco SA 8.13%, 01/15/24 (Call 12/15/18)(b)	7,600	7,738,182
Altice Luxembourg SA 7.63%, 02/15/25 (Call 02/15/20)(a)(b)	32,640	29,906,400
7.75%, 05/15/22 (Call 01/02/18)(a)(b)	65,212	62,114,430
Altice U.S. Finance I Corp. 5.38%, 07/15/23 (Call 07/15/18)(b)	23,942	24,392,782
5.50%, 05/15/26 (Call 05/15/21)(b)	32,482	32,928,627
AMC Networks Inc. 4.75%, 12/15/22 (Call 01/02/18)(a)	12,487	12,777,323
4.75%, 08/01/25 (Call 08/01/21)(a)	17,796	17,625,456
5.00%, 04/01/24 (Call 04/01/20)	22,957	23,243,962
Cablevision Systems Corp. 5.88%, 09/15/22(a)	13,838	13,754,395
8.00%, 04/15/20(a)	13,047	14,051,358
CBS Radio Inc. 7.25%, 11/01/24 (Call 11/01/19)(a)(b)	5,731	6,026,032

Security	Par (000)	Value
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. 4.00%, 03/01/23 (Call 11/01/19)(b)	$9,470	$9,481,838
5.00%, 02/01/28 (Call 08/01/22)(a)(b)	54,653	53,282,920
5.13%, 02/15/23 (Call 02/15/18)	22,688	23,255,200
5.13%, 05/01/23 (Call 05/01/18)(b)	24,764	25,577,673
5.13%, 05/01/27 (Call 05/01/22)(b)	72,072	71,576,505
5.25%, 03/15/21 (Call 01/02/18)	9,280	9,488,800
5.25%, 09/30/22 (Call 01/02/18)(a)	24,289	24,956,947
5.38%, 05/01/25 (Call 05/01/20)(b)	16,116	16,512,184
5.50%, 05/01/26 (Call 05/01/21)(a)(b)	32,807	33,541,539
5.75%, 09/01/23 (Call 03/01/18)(a)	9,860	10,165,884
5.75%, 01/15/24 (Call 07/15/18)	21,537	22,317,716
5.75%, 02/15/26 (Call 02/15/21)(a)(b)	55,956	58,515,987
5.88%, 04/01/24 (Call 04/01/19)(a)(b)	37,691	39,387,095
5.88%, 05/01/27 (Call 05/01/21)(a)(b)	16,800	17,439,744
Cequel Communications Holdings I LLC/Cequel
Capital Corp.
5.13%, 12/15/21 (Call 01/02/18)(b)	29,308	29,363,864
6.38%, 09/15/20 (Call 01/02/18)(b)	22,271	22,605,065
7.75%, 07/15/25 (Call 07/15/20)(b)	12,659	13,538,365
Clear Channel Worldwide Holdings Inc. 6.50%, 11/15/22 (Call 01/02/18)(a)	40,415	41,025,671
6.50%, 11/15/22 (Call 01/02/18)	15,325	15,478,250
Series B, 7.63%, 03/15/20 (Call 01/02/18)(a)	38,748	38,408,955
CSC Holdings LLC 5.25%, 06/01/24	17,258	16,772,619
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	29,175	29,703,797
6.63%, 10/15/25 (Call 10/15/20)(a)(b)	21,455	23,117,762
6.75%, 11/15/21(a)	22,683	24,376,073
8.63%, 02/15/19	9,901	10,470,308
10.13%, 01/15/23 (Call 01/15/19)(a)(b)	36,816	41,501,918
10.88%, 10/15/25 (Call 10/15/20)(b)	38,348	45,322,542
DISH DBS Corp. 5.00%, 03/15/23(a)	32,625	31,850,156
5.13%, 05/01/20(a)	24,494	25,167,585
5.88%, 07/15/22(a)	42,954	44,171,316
5.88%, 11/15/24(a)	45,385	45,725,387
6.75%, 06/01/21(a)	44,218	47,202,715
7.75%, 07/01/26(a)	45,020	48,621,600
7.88%, 09/01/19	30,210	32,337,992
Gray Television Inc. 5.13%, 10/15/24 (Call 10/15/19)(a)(b)	12,415	12,307,846
5.88%, 07/15/26 (Call 07/15/21)(a)(b)	15,273	15,493,198
iHeartCommunications Inc. 9.00%, 12/15/19 (Call 01/02/18)	30,084	22,336,552
9.00%, 03/01/21 (Call 01/02/18)	30,440	21,840,700
9.00%, 09/15/22 (Call 01/02/18)	17,715	12,799,088
10.63%, 03/15/23 (Call 03/15/18)	19,578	13,924,853
11.25%, 03/01/21 (Call 01/02/18)	10,911	7,828,643
11.25%, 03/01/21 (Call 01/02/18)(b)	11,032	7,529,340
LIN Television Corp. 5.88%, 11/15/22 (Call 12/11/17)	6,859	7,121,928
Nexstar Broadcasting Inc. 5.63%, 08/01/24 (Call 08/01/19)(a)(b)	20,974	21,400,630
Quebecor Media Inc. 5.75%, 01/15/23(a)	18,182	19,451,900
SFR Group SA 6.00%, 05/15/22 (Call 01/02/18)(a)(b)	89,248	89,752,180
6.25%, 05/15/24 (Call 05/15/19)(b)	29,015	28,539,688
7.38%, 05/01/26 (Call 05/01/21)(a)(b)	114,378	115,222,110

187

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Media (continued)
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)(a)(b)	$9,587	$9,321,649
5.38%, 04/01/21 (Call 12/18/17)(a)	10,885	11,104,967
5.63%, 08/01/24 (Call 08/01/19)(a)(b)	12,589	12,926,614
6.13%, 10/01/22 (Call 12/18/17)(a)	9,216	9,530,880
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(a)(b)	23,750	23,938,558
4.63%, 05/15/23 (Call 05/15/18)(a)(b)	10,016	10,284,286
5.00%, 08/01/27 (Call 08/01/22)(b)	34,773	35,164,196
5.38%, 04/15/25 (Call 04/15/20)(b)	22,608	23,782,897
5.38%, 07/15/26 (Call 07/15/21)(a)(b)	22,399	23,473,133
6.00%, 07/15/24 (Call 07/15/19)(a)(b)	32,478	34,482,893
TEGNA Inc.
5.13%, 10/15/19 (Call 01/02/18)(a)	4,938	5,005,898
5.13%, 07/15/20 (Call 01/02/18)(a)	11,587	11,858,147
6.38%, 10/15/23 (Call 10/15/18)(a)	16,410	17,308,448
Tribune Media Co. 5.88%, 07/15/22 (Call 07/15/18)(a)	26,555	27,119,294
Unitymedia GmbH 6.13%, 01/15/25 (Call 01/15/20)(a)(b)	19,991	21,146,480
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.00%, 01/15/25 (Call 01/15/20)(a)(b)	12,852	13,258,980
5.50%, 01/15/23 (Call 01/15/18)(a)(b)	17,401	17,882,887
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)(a)(b)	27,225	27,242,016
5.13%, 02/15/25 (Call 02/15/20)(a)(b)	33,818	32,930,277
6.75%, 09/15/22 (Call 01/02/18)(a)(b)	10,423	10,797,360
UPC Holding BV 5.50%, 01/15/28 (Call 10/15/22)(b)	11,875	11,815,625
UPCB Finance IV Ltd. 5.38%, 01/15/25 (Call 01/15/20)(a)(b)	25,800	26,122,500
Viacom Inc.
5.88%, 02/28/57 (Call 02/28/22), (3 mo. LIBOR US + 3.895%)(a)(d)	15,141	14,913,885
6.25%, 02/28/57 (Call 02/28/27), (3 mo. LIBOR US + 3.899%)(a)(d)	14,134	13,831,445
Videotron Ltd.
5.00%, 07/15/22	17,178	18,160,582
5.13%, 04/15/27 (Call 04/15/22)(a)(b)	12,790	13,351,161
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	12,324	13,309,920
Virgin Media Finance PLC
5.75%, 01/15/25 (Call 01/15/20)(a)(b)	9,005	9,239,250
6.00%, 10/15/24 (Call 10/15/19)(a)(b)	11,765	12,209,011
6.38%, 04/15/23 (Call 04/15/18)(a)(b)	10,776	11,169,108
Virgin Media Secured Finance PLC
5.25%, 01/15/21	9,590	10,180,384
5.25%, 01/15/26 (Call 01/15/20)(a)(b)	21,128	21,656,200
5.50%, 01/15/25 (Call 01/15/19)(a)(b)	8,542	8,873,003
5.50%, 08/15/26 (Call 08/15/21)(a)(b)	15,878	16,579,808
Ziggo Bond Finance BV
5.88%, 01/15/25 (Call 01/15/20)(a)(b)	10,605	10,610,899
6.00%, 01/15/27 (Call 01/15/22)(a)(b)	13,360	13,127,670
Ziggo Secured Finance BV
5.50%, 01/15/27 (Call 01/15/22)(a)(b)	45,151	45,376,755

		2,463,008,196
Metal Fabricate & Hardware — 0.3%
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)(a)(b)	31,950	33,189,660
6.25%, 08/15/24 (Call 08/15/19)(a)(b)	23,854	25,085,926

		58,275,586

Security	Par (000)	Value
Mining — 1.9%
Alcoa Nederland Holding BV
6.75%, 09/30/24 (Call 09/30/19)(a)(b)	$16,605	$18,265,500
7.00%, 09/30/26 (Call 09/30/21)(a)(b)	11,075	12,526,711
Aleris International Inc.
7.88%, 11/01/20 (Call 01/02/18)(a)	9,718	9,485,462
9.50%, 04/01/21 (Call 04/01/18)(b)	17,070	18,115,537
Constellium NV
5.75%, 05/15/24 (Call 05/15/19)(a)(b)	9,097	9,317,602
5.88%, 02/15/26 (Call 11/15/20)(b)	10,400	10,778,040
6.63%, 03/01/25 (Call 03/01/20)(a)(b)	13,230	14,056,875
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)(a)(b)	18,297	18,617,563
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	17,445	17,840,079
Freeport-McMoRan Inc.
3.10%, 03/15/20	22,633	22,574,059
3.55%, 03/01/22 (Call 12/01/21)(a)	41,167	40,600,954
3.88%, 03/15/23 (Call 12/15/22)(a)	43,759	43,260,147
4.00%, 11/14/21	12,394	12,431,182
4.55%, 11/14/24 (Call 08/14/24)(a)	19,411	19,362,472
6.50%, 11/15/20 (Call 12/11/17)	10,334	10,527,763
6.75%, 02/01/22 (Call 02/01/18)	2,742	2,844,825
6.88%, 02/15/23 (Call 02/15/20)	17,096	18,656,865
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)(a)(b)	12,040	12,140,140
5.13%, 09/01/21 (Call 06/01/21)	10,034	10,546,392
5.95%, 03/15/24 (Call 12/15/23)(a)	10,397	11,435,256
Lundin Mining Corp. 7.88%, 11/01/22 (Call 11/01/18)(b)	8,042	8,665,255
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)(a)	12,166	12,333,283
4.75%, 01/15/22 (Call 10/15/21)	15,469	16,219,949
8.50%, 06/01/24 (Call 06/01/19)(b)	14,869	16,932,074

		387,533,985
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 03/01/18)(a)	12,717	13,289,265
5.00%, 09/01/25 (Call 03/01/20)(a)	13,791	14,375,394
5.50%, 12/01/24 (Call 06/01/24)	13,832	15,059,590

		42,724,249
Oil & Gas — 8.8%
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/20)(a)	13,085	13,298,997
5.13%, 12/01/22 (Call 01/02/18)(a)	25,784	26,428,600
5.38%, 11/01/21 (Call 01/02/18)(a)	23,171	23,761,281
5.63%, 06/01/23 (Call 06/01/18)(a)	14,823	15,429,361
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 10.00%, 04/01/22 (Call 04/01/20)(a)(b)	33,134	36,000,313
California Resources Corp. 8.00%, 12/15/22 (Call 12/15/18)(a)(b)	50,008	37,068,430
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 01/02/18)(a)	21,827	21,730,597
11.50%, 01/15/21 (Call 04/15/18)(a)(b)	6,998	8,016,355
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/18)(a)	14,358	14,678,272
7.50%, 09/15/20 (Call 01/02/18)(a)	11,287	11,502,393
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 01/02/18)(a)	8,664	8,031,219
6.13%, 02/15/21(a)	10,305	10,365,112
6.63%, 08/15/20	9,126	9,510,052

188

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas (continued)
8.00%, 12/15/22 (Call 12/15/18)(a)(b)	$39,280	$41,905,868
8.00%, 01/15/25 (Call 01/15/20)(a)(b)	25,230	25,040,775
8.00%, 06/15/27 (Call 06/15/22)(a)(b)	28,728	27,507,060
Citgo Holding Inc. 10.75%, 02/15/20(b)	27,799	29,397,442
CNX Resources Corp. 8.00%, 04/01/23 (Call 04/01/18)(a)	10,400	11,091,600
CONSOL Energy Inc. 5.88%, 04/15/22 (Call 01/02/18)(a)	38,568	39,435,780
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)(a)	22,886	22,476,251
4.50%, 04/15/23 (Call 01/15/23)	32,468	33,043,849
5.00%, 09/15/22 (Call 01/02/18)(a)	42,345	43,138,969
CrownRock LP/CrownRock Finance Inc. 5.63%, 10/15/25 (Call 10/15/20)(b)	22,885	22,924,378
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	12,980	7,852,900
5.50%, 05/01/22 (Call 01/02/18)	16,020	10,702,592
9.00%, 05/15/21 (Call 12/15/18)(a)(b)	13,758	13,276,470
Diamond Offshore Drilling Inc. 7.88%, 08/15/25 (Call 05/15/25)(a)	10,957	11,412,889
Diamondback Energy Inc.
4.75%, 11/01/24 (Call 11/01/19)(a)	10,064	10,165,783
5.38%, 05/31/25 (Call 05/31/20)	11,524	11,934,542
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)(b)	1,855	1,878,188
5.75%, 01/30/28 (Call 01/30/23)(b)	2,750	2,780,938
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)(a)	13,484	10,922,040
5.20%, 03/15/25 (Call 12/15/24)(a)	15,725	12,860,642
8.00%, 01/31/24 (Call 10/31/23)(a)	3,448	3,379,040
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 06/15/18)	9,146	4,938,840
8.00%, 11/29/24 (Call 11/30/19)(a)(b)	10,732	10,707,686
8.00%, 02/15/25 (Call 02/15/20)(a)(b)	21,630	14,221,725
9.38%, 05/01/20 (Call 01/02/18)(a)	25,738	19,046,120
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)(a)	15,047	15,079,638
6.38%, 05/15/25 (Call 05/15/20)(a)	13,745	13,823,748
6.38%, 01/15/26 (Call 01/15/21)(b)	10,891	10,918,228
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)(a)(b)	10,075	10,057,873
5.75%, 10/01/25 (Call 04/01/20)(b)	8,820	9,087,246
Jupiter Resources Inc. 8.50%, 10/01/22 (Call 01/02/18)(b)	25,382	17,413,717
Laredo Petroleum Inc. 5.63%, 01/15/22 (Call 01/02/18)	7,925	8,024,063
MEG Energy Corp.
6.38%, 01/30/23 (Call 01/02/18)(b)	19,653	18,007,061
6.50%, 01/15/25 (Call 01/15/20)(a)(b)	14,796	14,485,732
7.00%, 03/31/24 (Call 09/30/18)(a)(b)	23,577	21,219,300
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	8,716	8,706,095
4.70%, 12/01/22 (Call 09/01/22)(a)	15,915	15,954,787
5.75%, 08/15/25 (Call 08/15/20)(a)	13,206	13,635,195
6.88%, 08/15/24 (Call 08/15/19)	13,480	14,507,850
Nabors Industries Inc.
4.63%, 09/15/21	16,701	16,043,315
5.00%, 09/15/20(a)	16,649	16,682,298
5.50%, 01/15/23 (Call 11/15/22)(a)	13,994	13,579,918

Security	Par (000)	Value
Oil & Gas (continued)
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)(a)	$15,914	$16,924,254
5.63%, 07/01/24(a)	22,309	24,083,346
5.75%, 01/30/22(a)	15,053	16,112,499
Noble Holding International Ltd.
3.95%, 03/15/22	370	303,400
7.70%, 04/01/25 (Call 01/01/25)(a)	10,207	8,573,880
7.75%, 01/15/24 (Call 10/15/23)(a)	22,315	19,244,744
Oasis Petroleum Inc. 6.88%, 03/15/22 (Call 01/02/18)(a)	21,806	22,242,120
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)(b)	10,260	10,287,913
5.38%, 01/15/25 (Call 01/15/20)(a)(b)	14,810	14,943,059
5.63%, 10/15/27 (Call 10/15/22)(b)	17,155	17,508,736
6.25%, 06/01/24 (Call 06/01/19)(a)(b)	8,862	9,327,255
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)	11,214	11,774,700
7.25%, 06/15/25 (Call 06/15/20)(a)(b)	17,150	18,050,375
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)(b)	11,330	11,726,550
6.13%, 09/15/24 (Call 09/15/19)(a)	7,000	7,315,000
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)(a)	7,725	7,206,782
7.13%, 01/15/26 (Call 11/15/20)(b)	8,490	8,553,760
Pride International LLC 6.88%, 08/15/20	2,982	3,093,080
Puma International Financing SA
5.13%, 10/06/24 (Call 10/06/20)(b)	11,550	11,784,249
6.75%, 02/01/21 (Call 01/02/18)(b)	11,154	11,382,065
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)(a)	14,091	14,267,137
5.38%, 10/01/22 (Call 07/01/22)(a)	11,632	11,908,260
5.63%, 03/01/26 (Call 12/01/25)	8,260	8,382,909
6.88%, 03/01/21(a)	13,218	14,262,459
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)	17,241	16,809,975
5.00%, 08/15/22 (Call 05/15/22)	13,032	13,015,710
5.00%, 03/15/23 (Call 12/15/22)(a)	16,570	16,411,874
5.75%, 06/01/21 (Call 03/01/21)	8,223	8,513,546
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)(a)	14,327	13,570,331
7.38%, 06/15/25 (Call 03/15/25)(a)	10,478	10,492,553
RSP Permian Inc.
5.25%, 01/15/25 (Call 01/15/20)(a)	10,470	10,685,944
6.63%, 10/01/22 (Call 01/02/18)	15,244	16,044,310
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)(a)	26,147	22,126,899
7.75%, 06/15/21 (Call 01/02/18)(a)	13,129	12,368,201
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/20)(b)	16,055	16,095,137
6.75%, 05/01/23 (Call 05/01/18)(b)	7,300	7,738,913
6.88%, 06/30/23 (Call 06/30/18)(a)(b)	9,870	10,499,213
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)(a)	9,055	8,679,740
5.63%, 06/01/25 (Call 06/01/20)(a)	11,988	11,657,177
6.13%, 11/15/22 (Call 11/15/18)(a)	11,003	11,114,845
6.75%, 09/15/26 (Call 09/15/21)(a)	10,509	10,633,857
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)(a)	18,467	18,143,827
6.70%, 01/23/25 (Call 10/23/24)	21,406	22,208,787

189

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas (continued)
7.50%, 04/01/26 (Call 04/01/21)(a)	$14,875	$15,916,250
7.75%, 10/01/27 (Call 10/01/22)(a)	12,780	13,647,067
Sunoco LP/Sunoco Finance Corp. 5.50%, 08/01/20 (Call 12/11/17)(a)	14,971	15,390,188
6.25%, 04/15/21 (Call 04/15/18)	18,176	18,870,474
6.38%, 04/01/23 (Call 04/01/18)(a)	18,313	19,291,601
Transocean Inc.
5.80%, 10/15/22 (Call 07/15/22)(a)	12,492	12,398,310
7.50%, 01/15/26 (Call 01/15/21)(b)	14,830	15,198,380
8.38%, 12/15/21	3,160	3,452,174
9.00%, 07/15/23 (Call 07/15/20)(b)	29,783	32,190,509
Ultra Resources Inc.
6.88%, 04/15/22 (Call 04/15/19)(a)(b)	16,742	16,932,440
7.13%, 04/15/25 (Call 04/15/20)(a)(b)	11,029	11,023,449
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)(a)	17,427	17,557,702
5.75%, 03/15/21 (Call 12/15/20)(a)	20,331	20,350,060
6.25%, 04/01/23 (Call 01/01/23)(a)	10,253	10,253,000
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	13,598	13,385,031
6.00%, 01/15/22 (Call 10/15/21)	23,935	24,585,733
7.50%, 08/01/20 (Call 07/01/20)	4,122	4,448,589
8.25%, 08/01/23 (Call 06/01/23)	9,852	11,101,973

		1,747,151,714
Oil & Gas Services — 0.7%
CGG SA 6.50%, 06/01/21 (Call 01/02/18)(a)(e)	6,202	2,852,920
6.88%, 01/15/22 (Call 01/02/18)(a)(e)	5,118	2,354,280
SESI LLC 7.13%, 12/15/21 (Call 01/02/18)(a)	17,323	17,691,114
7.75%, 09/15/24 (Call 09/15/20)(a)(b)	11,178	11,588,283
Transocean Phoenix 2 Ltd. 7.75%, 10/15/24 (Call 10/15/20)(a)(b)	9,906	10,703,770
Transocean Proteus Ltd. 6.25%, 12/01/24 (Call 12/01/20)(a)(b)	9,919	10,383,173
Weatherford International Ltd. 4.50%, 04/15/22 (Call 01/15/22)(a)	14,483	13,023,179
7.75%, 06/15/21 (Call 05/15/21)(a)	17,919	18,203,310
8.25%, 06/15/23 (Call 03/15/23)(a)	17,187	17,165,104
9.63%, 03/01/19	8,547	9,081,187
9.88%, 02/15/24 (Call 11/15/23)(a)	16,631	17,400,184

		130,446,504
Packaging & Containers — 2.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 09/15/22 (Call 03/15/19)(a)(b)	14,175	14,492,166
4.63%, 05/15/23 (Call 05/15/19)(a)(b)	21,783	22,329,958
6.00%, 06/30/21 (Call 12/11/17)(b)	8,225	8,461,469
6.00%, 02/15/25 (Call 02/15/20)(a)(b)	37,156	39,481,966
7.25%, 05/15/24 (Call 05/15/19)(a)(b)	35,973	39,366,221
Ball Corp. 4.00%, 11/15/23(a)	23,250	23,889,375
4.38%, 12/15/20(a)	19,456	20,261,803
5.00%, 03/15/22	16,264	17,478,921
5.25%, 07/01/25(a)	23,132	25,271,421
Berry Global Inc. 5.13%, 07/15/23 (Call 07/15/18)(a)	16,333	17,072,313
5.50%, 05/15/22 (Call 01/02/18)(a)	13,259	13,748,643
6.00%, 10/15/22 (Call 10/15/18)	9,105	9,605,775

Security	Par (000)	Value
Packaging & Containers (continued)
BWAY Holding Co. 5.50%, 04/15/24 (Call 04/15/20)(a)(b)	$34,109	$35,558,632
7.25%, 04/15/25 (Call 04/15/20)(a)(b)	30,674	31,785,932
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 01/15/23(a)	20,178	21,069,868
Crown Americas LLC/Crown Americas Capital Corp. V 4.25%, 09/30/26 (Call 03/31/26)(a)	7,115	7,145,239
Owens-Brockway Glass Container Inc. 5.00%, 01/15/22(b)	11,038	11,589,900
5.88%, 08/15/23(b)	17,273	18,757,998
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.13%, 07/15/23 (Call 07/15/19)(a)(b)	36,165	37,539,270
5.75%, 10/15/20 (Call 01/03/18)(a)	64,108	65,189,822
6.88%, 02/15/21 (Call 01/02/18)(a)	9,436	9,626,144
7.00%, 07/15/24 (Call 07/15/19)(a)(b)	19,063	20,402,517
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)(a)(b)	8,874	9,417,532
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	9,101	9,783,575
5.25%, 04/01/23 (Call 01/01/23)(a)(b)	8,970	9,628,088
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	8,192	8,989,145
6.50%, 12/01/20 (Call 09/01/20)(b)	7,700	8,475,005

		556,418,698
Pharmaceuticals — 2.4%
Endo Dac/Endo Finance LLC/Endo Finco Inc. 6.00%, 07/15/23 (Call 07/15/18)(b)	37,126	29,123,283
6.00%, 02/01/25 (Call 02/01/20)(a)(b)	25,690	19,798,815
Endo Finance LLC 5.75%, 01/15/22 (Call 01/02/18)(a)(b)	14,504	12,130,339
Endo Finance LLC/Endo Finco Inc. 5.38%, 01/15/23 (Call 01/02/18)(a)(b)	17,686	13,835,611
Valeant Pharmaceuticals International Inc. 5.38%, 03/15/20 (Call 01/02/18)(b)	43,573	43,048,059
5.50%, 03/01/23 (Call 03/01/18)(b)	20,879	17,982,039
5.50%, 11/01/25 (Call 11/01/20)(b)	27,851	28,201,923
5.63%, 12/01/21 (Call 01/02/18)(a)(b)	17,789	16,461,846
5.88%, 05/15/23 (Call 05/15/18)(a)(b)	69,603	60,671,369
6.13%, 04/15/25 (Call 04/15/20)(a)(b)	70,646	60,453,146
6.38%, 10/15/20 (Call 01/02/18)(b)	33,950	33,880,511
6.50%, 03/15/22 (Call 03/15/19)(b)	26,183	27,492,150
6.75%, 08/15/21 (Call 01/02/18)(b)	14,801	14,467,978
7.00%, 03/15/24 (Call 03/15/20)(b)	43,763	46,870,173
7.25%, 07/15/22 (Call 01/02/18)(a)(b)	11,928	11,607,053
7.50%, 07/15/21 (Call 01/02/18)(b)	36,471	36,010,969

		472,035,264
Pipelines — 3.5%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.25%, 01/15/25 (Call 01/15/21)	15,968	16,846,240
5.50%, 10/15/19 (Call 09/15/19)	9,897	10,364,138
5.88%, 10/01/20 (Call 12/16/17)(a)	8,395	8,529,320
6.13%, 10/15/21 (Call 12/01/17)(a)	15,823	16,291,677
6.25%, 10/15/22 (Call 10/15/18)	15,490	16,455,027
6.38%, 05/01/24 (Call 05/01/19)(a)	8,854	9,639,793
Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/27 (Call 01/01/27)(a)(b)	33,467	34,564,718
5.88%, 03/31/25 (Call 10/02/24)(a)	33,616	36,483,519
7.00%, 06/30/24 (Call 01/01/24)	27,919	31,645,921
Cheniere Energy Partners LP 5.25%, 10/01/25 (Call 10/01/20)(a)(b)	36,235	37,186,169

190

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pipelines (continued)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75%, 04/01/25 (Call 04/01/20)(a)	$9,290	$9,606,232
6.25%, 04/01/23 (Call 04/01/18)(a)	14,790	15,325,234
DCP Midstream Operating LP 3.88%, 03/15/23 (Call 12/15/22)(a)	10,192	10,166,520
4.75%, 09/30/21 (Call 06/30/21)(b)	10,801	11,077,776
5.35%, 03/15/20(b)	13,865	14,367,606
5.85%, 05/21/43 (Call 05/21/23), (3 mo. LIBOR US + 3.850%)(b)(d)	12,165	11,313,450
Energy Transfer Equity LP 4.25%, 03/15/23 (Call 12/15/22)	19,545	19,656,899
5.50%, 06/01/27 (Call 03/01/27)	23,344	24,336,120
5.88%, 01/15/24 (Call 10/15/23)(a)	26,742	28,667,777
7.50%, 10/15/20	26,245	29,131,950
Genesis Energy LP/Genesis Energy Finance Corp. 6.00%, 05/15/23 (Call 05/15/18)	8,055	8,146,962
6.50%, 10/01/25 (Call 10/01/20)(a)	12,025	12,355,687
6.75%, 08/01/22 (Call 08/01/18)	14,387	14,854,577
NGPL PipeCo LLC 4.38%, 08/15/22 (Call 05/15/22)(b)	15,504	15,889,015
4.88%, 08/15/27 (Call 02/15/27)(a)(b)	15,149	15,708,301
NuStar Logistics LP 4.80%, 09/01/20	10,260	10,439,550
5.63%, 04/28/27 (Call 01/28/27)(a)	12,468	12,598,914
Rockies Express Pipeline LLC 5.63%, 04/15/20(a)(b)	18,350	19,213,979
6.00%, 01/15/19(a)(b)	8,395	8,665,319
6.85%, 07/15/18(b)	4,095	4,181,546
SemGroup Corp./Rose Rock Finance Corp. 5.63%, 07/15/22 (Call 12/18/17)(a)	8,111	8,050,168
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 09/15/19)(a)(b)	13,007	13,527,280
5.50%, 01/15/28 (Call 01/15/23)(b)	11,635	11,998,594
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 01/02/18)	17,615	17,715,460
4.25%, 11/15/23 (Call 05/15/18)	11,430	11,250,717
5.00%, 01/15/28 (Call 01/15/23)(a)(b)	17,775	17,641,687
5.13%, 02/01/25 (Call 02/01/20)(a)	10,587	10,810,535
5.25%, 05/01/23 (Call 01/02/18)	11,536	11,785,639
5.38%, 02/01/27 (Call 02/01/22)	12,510	12,791,015
6.75%, 03/15/24 (Call 09/15/19)	14,438	15,547,921
Williams Companies Inc. (The) 3.70%, 01/15/23 (Call 10/15/22)(a)	17,031	17,031,000
4.55%, 06/24/24 (Call 03/24/24)(a)	25,602	26,450,066

		688,310,018
Real Estate — 0.3%
Howard Hughes Corp. (The) 5.38%, 03/15/25 (Call 03/15/20)(b)	22,924	23,554,410
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19(a)(b)	9,007	9,177,757
4.88%, 06/01/23 (Call 03/01/23)(a)(b)	13,109	13,207,318
5.25%, 12/01/21 (Call 01/02/18)(a)(b)	11,322	11,774,880

		57,714,365

Security	Par (000)	Value
Real Estate Investment Trusts (REITs) — 2.3%
Equinix Inc.
5.38%, 01/01/22 (Call 01/02/18)(a)	$17,159	$17,888,257
5.38%, 04/01/23 (Call 04/01/18)	23,131	23,870,334
5.38%, 05/15/27 (Call 05/15/22)(a)	29,584	31,987,700
5.75%, 01/01/25 (Call 01/01/20)(a)	10,268	10,999,595
5.88%, 01/15/26 (Call 01/15/21)(a)	24,361	26,431,685
ESH Hospitality Inc. 5.25%, 05/01/25 (Call 05/01/20)(a)(b)	31,146	31,613,190
Felcor Lodging LP 5.63%, 03/01/23 (Call 03/01/18)(a)	2,700	2,781,000
6.00%, 06/01/25 (Call 06/01/20)	4,447	4,724,938
Iron Mountain Inc. 4.38%, 06/01/21 (Call 06/01/18)(b)	11,062	11,347,068
4.88%, 09/15/27 (Call 09/15/22)(a)(b)	19,700	20,143,250
5.75%, 08/15/24 (Call 01/02/18)(a)	23,249	23,801,164
6.00%, 08/15/23 (Call 08/15/18)(a)	14,146	14,839,861
iStar Inc. 4.63%, 09/15/20 (Call 06/15/20)	8,670	8,782,127
5.00%, 07/01/19 (Call 01/02/18)	15,758	15,897,361
5.25%, 09/15/22 (Call 09/15/19)(a)	9,861	9,971,936
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)(a)	10,378	10,466,020
5.63%, 05/01/24 (Call 02/01/24)	24,527	26,274,549
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/27 (Call 10/15/22)	32,635	34,021,987
5.25%, 08/01/26 (Call 08/01/21)(a)	10,702	11,229,296
6.38%, 03/01/24 (Call 03/01/19)	10,647	11,498,760
SBA Communications Corp. 4.00%, 10/01/22 (Call 10/01/19)(b)	18,085	18,175,425
4.88%, 07/15/22 (Call 01/02/18)(a)	16,196	16,762,860
4.88%, 09/01/24 (Call 09/01/19)(a)	25,080	25,989,150
Starwood Property Trust Inc. 4.75%, 03/15/25 (Call 09/15/24)(b)	7,955	7,935,112
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC 7.13%, 12/15/24 (Call 12/15/19)(b)	13,293	12,030,165
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC 6.00%, 04/15/23 (Call 04/15/18)(a)(b)	10,940	10,803,250
8.25%, 10/15/23 (Call 04/15/19)(a)	24,968	23,906,860

		464,172,900
Retail — 3.6%
1011778 BC ULC/New Red Finance Inc. 4.25%, 05/15/24 (Call 05/15/20)(a)(b)	35,272	35,286,479
4.63%, 01/15/22 (Call 01/02/18)(a)(b)	27,061	27,717,229
5.00%, 10/15/25 (Call 10/15/20)(a)(b)	48,263	49,439,411
Beacon Escrow Corp. 4.88%, 11/01/25 (Call 11/01/20)(b)	20,170	20,573,400
Claire’s Stores Inc. 9.00%, 03/15/19 (Call 01/02/18)(a)(b)	18,246	11,152,868
Dollar Tree Inc.
5.25%, 03/01/20 (Call 01/02/18)(a)	15,547	15,845,681
5.75%, 03/01/23 (Call 03/01/18)(a)	54,002	56,702,100
Ferrellgas LP/Ferrellgas Finance Corp. 6.50%, 05/01/21 (Call 01/02/18)(a)	8,020	7,598,950
6.75%, 01/15/22 (Call 01/02/18)(a)	12,004	11,283,760
6.75%, 06/15/23 (Call 06/15/19)(a)	9,934	9,213,785
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/19)(b)	30,439	31,019,222
8.75%, 10/01/25 (Call 10/01/20)(b)	14,750	15,273,165

191

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Retail (continued)
JC Penney Corp. Inc.
5.65%, 06/01/20(a)	$9,436	$8,721,560
5.88%, 07/01/23 (Call 07/01/19)(a)(b)	10,510	9,901,295
8.13%, 10/01/19(a)	1,069	1,082,363
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)(b)	15,698	16,065,333
5.00%, 06/01/24 (Call 06/01/19)(a)(b)	22,163	23,237,019
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	23,645	25,033,907
L Brands Inc.
5.63%, 02/15/22(a)	22,924	24,682,271
5.63%, 10/15/23(a)	11,031	11,872,114
6.63%, 04/01/21(a)	21,944	24,112,247
7.00%, 05/01/20	8,273	9,055,057
8.50%, 06/15/19	10,678	11,587,113
Neiman Marcus Group Ltd. LLC 8.00%, 10/15/21 (Call 01/02/18)(a)(b)	18,022	10,314,591
Penske Automotive Group Inc.
5.50%, 05/15/26 (Call 05/15/21)(a)	11,507	11,650,838
5.75%, 10/01/22 (Call 01/02/18)(a)	10,650	10,964,175
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)(a)(b)	29,190	24,882,738
7.13%, 03/15/23 (Call 03/15/18)(b)	41,911	30,595,030
8.88%, 06/01/25 (Call 06/01/20)(a)(b)	12,430	9,290,648
QVC Inc.
3.13%, 04/01/19(a)	6,590	6,631,732
4.38%, 03/15/23(a)	17,509	18,004,983
4.45%, 02/15/25 (Call 11/15/24)(a)	12,891	13,164,909
4.85%, 04/01/24	14,293	14,972,747
5.13%, 07/02/22(a)	9,956	10,630,062
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/18)(a)(b)	38,425	35,455,066
6.75%, 06/15/21 (Call 01/02/18)(a)	19,911	19,742,752
9.25%, 03/15/20 (Call 01/02/18)(a)	19,529	19,866,852
Staples Inc. 8.50%, 09/15/25 (Call 09/15/20)(a)(b)	22,270	19,963,095
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.50%, 06/01/24 (Call 06/01/19)	11,123	11,025,674

		723,612,221
Semiconductors — 1.0%
Micron Technology Inc.
5.25%, 01/15/24 (Call 05/01/18)(b)	12,956	13,441,850
5.50%, 02/01/25 (Call 08/01/19)	12,779	13,471,576
5.63%, 01/15/26 (Call 05/01/20)(b)	400	422,000
NXP BV/NXP Funding LLC
3.75%, 06/01/18(b)	441	443,646
3.88%, 09/01/22(b)	23,795	24,254,653
4.13%, 06/15/20(b)	11,604	11,894,100
4.13%, 06/01/21(a)(b)	30,119	31,022,570
4.63%, 06/15/22(a)(b)	6,985	7,340,798
4.63%, 06/01/23(b)	19,319	20,392,750
5.75%, 03/15/23 (Call 03/15/18)(a)(b)	10,099	10,455,908
Qorvo Inc.
6.75%, 12/01/23 (Call 12/01/18)(a)	9,157	9,899,862
7.00%, 12/01/25 (Call 12/01/20)	10,828	12,256,909
Sensata Technologies BV
4.88%, 10/15/23(a)(b)	11,229	11,734,305
5.00%, 10/01/25(b)	16,116	17,203,830
5.63%, 11/01/24(a)(b)	7,433	8,200,457

Security	Par (000)	Value
Semiconductors (continued)
Sensata Technologies UK Financing Co. PLC 6.25%, 02/15/26 (Call 02/15/21)(a)(b)	$14,973	$16,286,541

		208,721,755
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/17/17)(b)	1,548	1,588,248
5.00%, 11/15/25 (Call 11/15/20)(b)	3,983	4,286,704

		5,874,952
Software — 3.1%
BMC Software Finance Inc. 8.13%, 07/15/21 (Call 01/02/18)(b)	38,488	39,004,701
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)(a)(b)	13,555	13,978,594
5.00%, 10/15/24 (Call 07/15/24)	12,611	13,153,651
Change Healthcare Holdings LLC/Change Healthcare Finance Inc. 5.75%, 03/01/25 (Call 03/01/20)(b)	24,530	24,790,631
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)(b)	42,973	44,452,208
5.38%, 08/15/23 (Call 08/15/18)(b)	27,357	28,417,084
5.75%, 01/15/24 (Call 01/15/19)(a)(b)	51,239	53,199,184
7.00%, 12/01/23 (Call 12/01/18)(a)(b)	74,938	79,472,228
Infor U.S. Inc.
5.75%, 08/15/20 (Call 12/18/17)(a)(b)	9,904	10,176,360
6.50%, 05/15/22 (Call 05/15/18)(a)	37,267	38,367,092
MSCI Inc.
4.75%, 08/01/26 (Call 08/01/21)(a)(b)	12,443	13,097,299
5.25%, 11/15/24 (Call 11/15/19)(a)(b)	17,517	18,546,124
5.75%, 08/15/25 (Call 08/15/20)(b)	18,287	19,645,463
Nuance Communications Inc.
5.38%, 08/15/20 (Call 01/02/18)(b)	12,378	12,530,837
5.63%, 12/15/26 (Call 12/15/21)(b)	12,200	12,810,000
Open Text Corp.
5.63%, 01/15/23 (Call 01/15/18)(a)(b)	16,121	16,788,511
5.88%, 06/01/26 (Call 06/01/21)(a)(b)	19,480	21,041,445
Quintiles IMS Inc.
4.88%, 05/15/23 (Call 05/15/18)(b)	16,186	16,730,029
5.00%, 10/15/26 (Call 10/15/21)(b)	23,160	24,289,050
Rackspace Hosting Inc. 8.63%, 11/15/24 (Call 11/15/19)(a)(b)	26,985	28,776,324
Solera LLC/Solera Finance Inc. 10.50%, 03/01/24 (Call 03/01/19)(b)	45,789	51,569,861
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 02/01/19)(a)(b)	10,250	10,789,956
10.50%, 02/01/24 (Call 02/01/19)(b)	18,021	18,902,742

		610,529,374
Storage & Warehousing — 0.1%
Algeco Scotsman Global Finance PLC 10.75%, 10/15/19 (Call 01/02/18)(a)(b)	15,325	13,811,656

Telecommunications — 9.2%
Anixter Inc. 5.13%, 10/01/21	6,870	7,244,535
C&W Senior Financing Designated Activity Co. 6.88%, 09/15/27 (Call 09/15/22)(b)	15,292	16,023,083
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)(a)	12,171	10,750,036
5.80%, 03/15/22(a)	33,031	31,668,471
6.45%, 06/15/21(a)	27,337	27,275,981
Series V, 5.63%, 04/01/20	20,622	20,672,769

192

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Telecommunications (continued)
Series W, 6.75%, 12/01/23(a)	$15,926	$15,343,905
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(a)	22,714	22,146,150
CommScope Inc.
5.00%, 06/15/21 (Call 01/02/18)(b)	13,091	13,416,639
5.50%, 06/15/24 (Call 06/15/19)(b)	13,995	14,718,224
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(b)	17,908	17,936,490
6.00%, 06/15/25 (Call 06/15/20)(a)(b)	31,959	34,132,212
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)(a)	16,270	11,990,339
6.88%, 01/15/25 (Call 10/15/24)(a)	16,717	11,478,675
7.13%, 03/15/19	9,575	9,263,813
7.13%, 01/15/23(a)	17,269	12,049,911
7.63%, 04/15/24(a)	14,830	10,418,075
8.13%, 10/01/18	8,625	8,559,450
8.50%, 04/15/20	13,601	12,495,919
8.75%, 04/15/22	12,878	9,594,110
8.88%, 09/15/20 (Call 06/15/20)(a)	1,544	1,374,160
9.25%, 07/01/21	9,980	8,027,712
10.50%, 09/15/22 (Call 06/15/22)(a)	47,556	37,688,130
11.00%, 09/15/25 (Call 06/15/25)(a)	77,795	59,902,150
Hughes Satellite Systems Corp.
5.25%, 08/01/26	16,435	16,617,154
6.50%, 06/15/19	20,287	21,319,464
6.63%, 08/01/26(a)	16,869	17,642,162
7.63%, 06/15/21	19,001	21,028,492
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 01/02/18)(a)(b)	23,408	23,788,380
6.50%, 10/01/24 (Call 10/01/19)(a)(b)	9,291	9,826,892
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)(a)	44,839	36,711,931
7.25%, 10/15/20 (Call 01/02/18)	48,035	45,347,442
7.50%, 04/01/21 (Call 01/02/18)	26,603	24,799,317
8.00%, 02/15/24 (Call 02/15/19)(b)	31,103	33,046,937
9.50%, 09/30/22(b)	11,597	13,417,952
9.75%, 07/15/25 (Call 07/15/21)(a)(b)	34,567	33,465,512
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 01/02/18)	36,575	21,579,250
8.13%, 06/01/23 (Call 06/01/18)	24,357	13,700,812
Koninklijke KPN NV 7.00%, 03/28/73 (Call 03/28/23),
(10 year USD Swap + 5.330%)(a)(b)(d)	12,810	14,515,139
Level 3 Communications Inc. 5.75%, 12/01/22 (Call 01/02/18)	11,847	11,995,088
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/01/18)(a)	16,219	16,261,575
5.25%, 03/15/26 (Call 03/15/21)(a)	16,514	16,235,326
5.38%, 08/15/22 (Call 01/02/18)	21,472	21,721,004
5.38%, 01/15/24 (Call 01/15/19)(a)	19,986	20,010,982
5.38%, 05/01/25 (Call 05/01/20)(a)	18,571	18,646,213
5.63%, 02/01/23 (Call 02/01/18)(a)	10,006	10,118,568
6.13%, 01/15/21 (Call 01/02/18)	11,326	11,520,160
Nokia OYJ
3.38%, 06/12/22	12,756	12,724,110
4.38%, 06/12/27(a)	10,717	10,623,226
5.38%, 05/15/19	5,433	5,619,759
SoftBank Group Corp. 4.50%, 04/15/20(b)	56,282	57,686,236
Sprint Communications Inc.
6.00%, 11/15/22	51,433	51,894,133
7.00%, 03/01/20(b)	22,243	23,827,814
7.00%, 08/15/20	33,397	35,497,731

Security	Par/ Shares (000)	Value
Telecommunications (continued)
9.00%, 11/15/18(b)	$29,278	$30,924,887
11.50%, 11/15/21	21,702	26,367,930
Sprint Corp.
7.13%, 06/15/24	56,371	58,583,939
7.25%, 09/15/21(a)	47,317	50,451,751
7.63%, 02/15/25 (Call 11/15/24)(a)	33,922	36,064,229
7.88%, 09/15/23(a)	89,418	96,329,761
Telecom Italia Capital SA 7.18%, 06/18/19(a)	14,603	15,606,956
Telecom Italia SpA/Milano 5.30%, 05/30/24(a)(b)	33,411	35,676,266
Telefonaktiebolaget LM Ericsson 4.13%, 05/15/22(a)	11,790	11,880,433
Telenet Finance Luxembourg Note 5.75%, 01/15/28(b)	8,200	8,200,000
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	8,460	8,692,650
5.13%, 04/15/25 (Call 04/15/20)	11,210	11,680,540
5.38%, 04/15/27 (Call 04/15/22)(a)	11,918	12,783,247
6.00%, 03/01/23 (Call 09/01/18)(a)	26,866	28,187,136
6.00%, 04/15/24 (Call 04/15/19)	23,277	24,744,924
6.13%, 01/15/22 (Call 01/15/18)	19,910	20,613,072
6.38%, 03/01/25 (Call 09/01/19)(a)	37,893	40,676,241
6.50%, 01/15/24 (Call 01/15/19)(a)	23,416	24,850,230
6.50%, 01/15/26 (Call 01/15/21)	46,221	50,611,995
6.63%, 04/01/23 (Call 04/01/18)(a)	37,419	39,179,564
6.84%, 04/28/23 (Call 04/28/18)	14,479	15,212,506
West Corp. 4.75%, 07/15/21 (Call 07/15/18)(b)	6,965	7,052,063
Wind Tre SpA 5.00%, 01/20/26 (Call 11/03/20)(b)	26,110	24,937,661
Windstream Services LLC/Windstream Finance Corp.
6.38%, 08/01/23 (Call 02/01/18)(a)	13,158	8,947,440
6.38%, 08/01/23 (Call 02/01/18)(b)	455	295,571
7.50%, 06/01/22 (Call 01/02/18)(a)	9,879	7,243,424
7.75%, 10/15/20 (Call 01/02/18)(a)	14,700	12,715,500
7.75%, 10/01/21 (Call 01/02/18)	16,770	12,577,500
8.63%, 10/31/25 (Call 10/31/20)(b)	8,000	7,760,000

		1,824,207,116
Transportation — 0.3%
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 01/02/18)(a)(b)	14,238	11,203,526
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)(a)(b)	12,184	12,869,350
6.50%, 06/15/22 (Call 06/15/18)(b)	36,077	37,700,465

		61,773,341
Trucking & Leasing — 0.5%
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (Call 02/15/23)(a)(b)	20,185	19,675,329
5.25%, 08/15/22(a)(b)	40,775	41,322,914
5.50%, 02/15/24(a)(b)	29,850	30,484,312

		91,482,555

Total Corporate Bonds & Notes — 97.8% (Cost: $19,893,857,201)		19,500,764,763

Short-Term Investments

Money Market Funds — 21.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.33%(g)(h)(i)	4,025,693	4,026,498,546

193

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.03%(g)(h)	239,235	$239,235,155

Total Short-Term Investments — 21.4% (Cost: $4,264,993,919)		4,265,733,701

Total Investments in Securities — 119.2% (Cost: $24,158,851,120)		23,766,498,464
Other Assets, Less Liabilities — (19.2)%		(3,834,023,524)

Net Assets — 100.0%		$19,932,474,940

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Perpetual security with no stated maturity date.

(d)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(e)	Issuer is in default of interest payments.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/17 (000)	Net Activity (000)	Shares Held at 11/30/17 (000)	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,921,986	(896,293)	4,025,693	$4,026,498,546	$—	(a)	$157,166	$(891,790)
BlackRock Cash Funds: Treasury, SL Agency Shares	196,104	43,131	239,235	239,235,155	1,114,464		—	—

				$4,265,733,701	$1,114,464		$157,166	$(891,790)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$19,500,764,763	$—	$19,500,764,763
Money Market Funds	4,265,733,701	—	—	4,265,733,701

	$4,265,733,701	$19,500,764,763	$—	$23,766,498,464

Portfolio Abbreviations — Fixed Income

LIBOR	London Interbank Offered Rate

194

Schedule of Investments (unaudited) November 30, 2017	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes

Advertising — 0.2%
Omnicom Group Inc. 3.60%, 04/15/26 (Call 01/15/26)(a)	$19,868	$19,945,775
3.63%, 05/01/22(a)	14,744	15,267,083
3.65%, 11/01/24 (Call 08/01/24)	8,558	8,735,604
WPP Finance 2010 3.75%, 09/19/24	10,839	11,036,151
4.75%, 11/21/21	8,035	8,596,707

		63,581,320
Aerospace & Defense — 1.5%
General Dynamics Corp. 2.25%, 11/15/22 (Call 08/15/22)	10,631	10,501,815
Lockheed Martin Corp. 2.50%, 11/23/20 (Call 10/23/20)(a)	7,188	7,226,015
2.90%, 03/01/25 (Call 12/01/24)	2,172	2,161,599
3.35%, 09/15/21(a)	24,159	24,870,173
3.55%, 01/15/26 (Call 10/15/25)(a)	27,212	28,146,433
3.80%, 03/01/45 (Call 09/01/44)	14,973	14,770,854
4.07%, 12/15/42(a)	15,698	16,208,917
4.09%, 09/15/52 (Call 03/15/52)	10,099	10,353,680
4.70%, 05/15/46 (Call 11/15/45)	25,585	28,982,378
Northrop Grumman Corp. 2.55%, 10/15/22 (Call 09/15/22)	35,770	35,465,519
2.93%, 01/15/25 (Call 11/15/24)	22,480	22,331,448
3.20%, 02/01/27 (Call 11/01/26)(a)	7,230	7,241,156
3.25%, 08/01/23(a)	16,308	16,669,504
3.25%, 01/15/28 (Call 10/15/27)	31,100	31,093,876
4.03%, 10/15/47 (Call 04/15/47)	34,389	35,122,624
4.75%, 06/01/43(a)	10,580	11,994,126
Raytheon Co. 2.50%, 12/15/22 (Call 09/15/22)(a)	11,719	11,691,408
Rockwell Collins Inc. 2.80%, 03/15/22 (Call 02/15/22)	15,530	15,576,320
3.20%, 03/15/24 (Call 01/15/24)	20,382	20,558,188
3.50%, 03/15/27 (Call 12/15/26)	26,060	26,460,641
4.35%, 04/15/47 (Call 10/15/46)	6,750	7,212,983
United Technologies Corp. 1.95%, 11/01/21 (Call 10/01/21)(a)	12,283	12,004,490
2.65%, 11/01/26 (Call 08/01/26)(a)	15,325	14,746,156
2.80%, 05/04/24 (Call 03/04/24)(a)	11,910	11,816,905
3.10%, 06/01/22(a)	39,367	40,101,742
3.13%, 05/04/27 (Call 02/04/27)(a)	17,810	17,731,570
3.75%, 11/01/46 (Call 05/01/46)	18,943	18,534,829
4.15%, 05/15/45 (Call 11/16/44)	14,746	15,358,111
4.50%, 06/01/42	43,914	48,009,916
5.70%, 04/15/40(a)	13,491	16,923,228
6.13%, 07/15/38	11,301	14,746,161

		594,612,765
Agriculture — 1.6%
Altria Group Inc. 2.63%, 09/16/26 (Call 06/16/26)(a)	235	225,919
2.85%, 08/09/22(a)	35,285	35,416,176
3.88%, 09/16/46 (Call 03/16/46)(a)	21,139	20,512,624
4.00%, 01/31/24(a)	24,941	26,476,146
4.25%, 08/09/42	14,296	14,659,603
4.75%, 05/05/21(a)	16,879	18,131,258
5.38%, 01/31/44	22,990	27,416,398
Archer-Daniels-Midland Co. 2.50%, 08/11/26 (Call 05/11/26)	6,290	5,967,298

Security	Par (000)	Value
Agriculture (continued)
BAT Capital Corp. 2.76%, 08/15/22 (Call 07/15/22)(a)(b)	$38,636	$38,329,505
3.22%, 08/15/24 (Call 06/15/24)(a)(b)	32,356	32,224,233
3.56%, 08/15/27 (Call 05/15/27)(a)(b)	53,099	52,908,162
4.39%, 08/15/37 (Call 02/15/37)(a)(b)	32,971	34,030,269
4.54%, 08/15/47 (Call 02/15/47)(b)	37,612	38,885,975
Philip Morris International Inc. 1.88%, 02/25/21 (Call 01/25/21)(a)	6,008	5,899,789
2.38%, 08/17/22 (Call 07/17/22)(a)	22,838	22,487,407
2.50%, 08/22/22(a)	16,047	15,872,420
2.50%, 11/02/22 (Call 10/02/22)	150	148,109
2.75%, 02/25/26 (Call 11/25/25)(a)	6,430	6,273,633
2.90%, 11/15/21	10,997	11,122,004
3.25%, 11/10/24	11,951	12,117,590
3.38%, 08/11/25 (Call 05/11/25)	16,745	17,066,132
3.88%, 08/21/42(a)	13,741	13,463,146
4.13%, 03/04/43(a)	16,318	16,541,894
4.25%, 11/10/44	19,711	20,392,161
4.38%, 11/15/41	12,296	12,892,367
4.88%, 11/15/43(a)	7,850	8,801,282
6.38%, 05/16/38(a)	17,585	23,424,790
Reynolds American Inc. 4.00%, 06/12/22(a)	12,179	12,708,816
4.45%, 06/12/25 (Call 03/12/25)	47,044	50,161,277
5.70%, 08/15/35 (Call 02/15/35)(a)	9,230	10,846,524
5.85%, 08/15/45 (Call 02/15/45)(a)	31,045	37,810,230

		643,213,137
Apparel — 0.1%
NIKE Inc. 2.38%, 11/01/26 (Call 08/01/26)(a)	21,690	20,567,625
3.88%, 11/01/45 (Call 05/01/45)(a)	10,349	10,606,649

		31,174,274
Auto Manufacturers — 2.2%
American Honda Finance Corp. 1.70%, 09/09/21(a)	14,463	14,083,057
Daimler Finance North America LLC 8.50%, 01/18/31	22,131	33,006,244
Ford Motor Co. 4.35%, 12/08/26 (Call 09/08/26)(a)	22,052	22,912,661
4.75%, 01/15/43	35,689	35,245,818
5.29%, 12/08/46 (Call 06/08/46)(a)	25,276	26,906,623
7.45%, 07/16/31(a)	18,339	23,718,725
Ford Motor Credit Co. LLC 3.10%, 05/04/23(a)	9,930	9,824,267
3.20%, 01/15/21(a)	12,160	12,345,857
3.22%, 01/09/22	19,145	19,312,375
3.34%, 03/18/21	22,862	23,279,273
3.34%, 03/28/22 (Call 02/28/22)	2,920	2,954,276
3.66%, 09/08/24	18,762	18,877,497
3.81%, 01/09/24 (Call 11/09/23)(a)	16,175	16,470,330
3.82%, 11/02/27 (Call 08/02/27)	5,000	4,973,108
4.13%, 08/04/25(a)	13,373	13,736,145
4.25%, 09/20/22	12,185	12,782,058
4.38%, 08/06/23(a)	10,096	10,629,131
4.39%, 01/08/26(a)	18,990	19,788,142
5.75%, 02/01/21	17,385	18,933,053
5.88%, 08/02/21	32,878	36,291,443
General Motors Co. 4.20%, 10/01/27 (Call 07/01/27)	1,829	1,860,685
4.88%, 10/02/23(a)	20,040	21,615,128
5.00%, 04/01/35(a)	10,662	11,062,810

195

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Auto Manufacturers (continued)
5.15%, 04/01/38 (Call 10/01/37)	$6,447	$6,752,679
5.20%, 04/01/45(a)	22,933	23,580,571
5.40%, 04/01/48 (Call 10/01/47)(a)	5,900	6,275,140
6.25%, 10/02/43(a)	27,476	31,944,213
6.60%, 04/01/36 (Call 10/01/35)	20,045	24,031,746
6.75%, 04/01/46 (Call 10/01/45)	7,715	9,511,459
General Motors Financial Co. Inc. 3.15%, 06/30/22 (Call 05/30/22)(a)	17,937	17,948,512
3.20%, 07/06/21 (Call 06/06/21)(a)	30,808	31,136,540
3.45%, 01/14/22 (Call 12/14/21)(a)	16,919	17,168,367
3.45%, 04/10/22 (Call 02/10/22)	16,179	16,395,358
3.50%, 11/07/24 (Call 09/07/24)	500	497,717
3.70%, 11/24/20 (Call 10/24/20)	15,660	16,071,903
3.70%, 05/09/23 (Call 03/09/23)(a)	20,177	20,523,457
3.95%, 04/13/24 (Call 02/13/24)	18,919	19,413,688
4.00%, 01/15/25 (Call 10/15/24)(a)	16,924	17,261,624
4.00%, 10/06/26 (Call 07/06/26)(a)	9,135	9,198,381
4.20%, 03/01/21 (Call 02/01/21)	21,658	22,559,441
4.30%, 07/13/25 (Call 04/13/25)(a)	10,494	10,838,471
4.35%, 01/17/27 (Call 10/17/26)	21,150	21,725,997
4.38%, 09/25/21(a)	24,000	25,223,095
5.25%, 03/01/26 (Call 12/01/25)(a)	15,564	16,948,787
Toyota Motor Credit Corp. 1.90%, 04/08/21	14,131	13,914,940
2.15%, 09/08/22	2,050	2,014,453
2.60%, 01/11/22	27,661	27,768,137
3.20%, 01/11/27	11,160	11,297,829
3.30%, 01/12/22(a)	13,597	14,018,024
3.40%, 09/15/21(a)	9,852	10,187,881

		854,817,116
Banks — 27.2%
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21(a)	15,800	15,656,857
2.55%, 11/23/21	7,365	7,337,141
2.63%, 05/19/22(a)	650	648,460
2.70%, 11/16/20	12,075	12,158,761
3.70%, 11/16/25	10,795	11,342,657
Banco Santander SA 3.13%, 02/23/23	1,400	1,394,148
3.50%, 04/11/22(a)	26,370	26,850,427
3.80%, 02/23/28	4,800	4,789,249
4.25%, 04/11/27(a)	32,955	34,010,796
Bank of America Corp. 2.15%, 11/09/20 (Call 11/09/19)(a)	6,209	6,160,570
2.33%, 10/01/21 (Call 10/01/20),
(3 mo. LIBOR US + 0.630%)(c)	6,030	5,991,763
2.50%, 10/21/22 (Call 10/21/21)	31,649	31,162,776
2.63%, 04/19/21(a)	37,185	37,277,713
2.82%, 07/21/23 (Call 07/21/22),
(3 mo. LIBOR US + 0.930%)(c)	26,860	26,778,996
2.88%, 04/24/23 (Call 04/24/22),
(3 mo. LIBOR US + 1.021%)(a)(c)	18,145	18,211,779
3.09%, 10/01/25 (Call 10/01/24),
(3 mo. LIBOR US + 1.090%)(a)(c)	7,675	7,628,859
3.12%, 01/20/23 (Call 01/20/22),
(3 mo. LIBOR US + 1.160%)(a)(c)	12,050	12,197,833
3.25%, 10/21/27 (Call 10/21/26)	48,798	48,225,180
3.30%, 01/11/23(a)	60,235	61,491,460
3.50%, 04/19/26	35,553	36,116,874

Security	Par (000)	Value
Banks (continued)
3.59%, 07/21/28 (Call 07/21/27),
(3 mo. LIBOR US + 1.370%)(a)(c)	$25,777	$26,127,150
3.71%, 04/24/28 (Call 04/24/27),
(3 mo. LIBOR US + 1.512%)(a)(c)	38,655	39,585,275
3.82%, 01/20/28 (Call 01/20/27),
(3 mo. LIBOR US + 1.575%)(a)(c)	19,220	19,856,182
3.88%, 08/01/25(a)	50,539	52,962,532
4.00%, 04/01/24	49,454	52,109,546
4.00%, 01/22/25(a)	35,247	36,376,310
4.10%, 07/24/23	30,326	32,143,149
4.13%, 01/22/24	32,927	34,946,894
4.18%, 11/25/27 (Call 11/25/26)(a)	27,706	28,797,838
4.20%, 08/26/24(a)	40,601	42,638,870
4.24%, 04/24/38 (Call 04/24/37),
(3 mo. LIBOR US + 1.814%)(a)(c)	19,725	21,029,921
4.25%, 10/22/26	33,348	34,988,191
4.44%, 01/20/48 (Call 01/20/47),
(3 mo. LIBOR US + 1.990%)(a)(c)	29,970	33,005,062
4.45%, 03/03/26	30,248	32,044,746
4.88%, 04/01/44(a)	20,682	24,043,936
5.00%, 05/13/21	36,730	39,629,139
5.00%, 01/21/44(a)	23,798	28,101,968
5.70%, 01/24/22(a)	32,297	35,983,428
5.88%, 01/05/21	14,495	15,922,652
5.88%, 02/07/42(a)	15,930	20,550,066
6.11%, 01/29/37	35,384	44,705,083
7.75%, 05/14/38(a)	21,105	31,180,700
Series L, 3.95%, 04/21/25(a)	36,209	37,229,891
Bank of America N.A. 6.00%, 10/15/36(a)	16,370	20,949,196
Bank of Montreal 1.90%, 08/27/21(a)	23,911	23,407,444
2.35%, 09/11/22	20,605	20,278,660
2.55%, 11/06/22 (Call 10/06/22)(a)	14,318	14,211,551
Bank of New York Mellon Corp. (The) 2.05%, 05/03/21 (Call 04/03/21)(a)	12,223	12,080,661
2.20%, 08/16/23 (Call 06/16/23)	19,904	19,275,838
2.45%, 11/27/20 (Call 10/27/20)(a)	11,440	11,484,346
2.45%, 08/17/26 (Call 05/17/26)(a)	14,220	13,452,367
2.50%, 04/15/21 (Call 03/15/21)(a)	13,920	13,967,244
2.60%, 02/07/22 (Call 01/07/22)(a)	20,059	20,097,943
2.66%, 05/16/23 (Call 05/16/22),
(3 mo. LIBOR US + 0.634%)(a)(c)	700	698,565
2.80%, 05/04/26 (Call 02/04/26)	10,228	9,978,534
3.00%, 02/24/25 (Call 01/24/25)	8,102	8,141,392
3.25%, 05/16/27 (Call 02/16/27)(a)	18,615	18,701,960
3.30%, 08/23/29 (Call 05/23/29)	9,836	9,746,554
3.44%, 02/07/28 (Call 02/07/27),
(3 mo. LIBOR US + 1.069%)(c)	765	779,688
3.55%, 09/23/21 (Call 08/23/21)(a)	14,862	15,479,749
3.65%, 02/04/24 (Call 01/05/24)	17,894	18,701,630
Bank of Nova Scotia (The) 2.45%, 03/22/21(a)	18,850	18,849,659
2.45%, 09/19/22(a)	16,055	15,853,208
2.70%, 03/07/22(a)	32,699	32,712,397
2.80%, 07/21/21(a)	11,046	11,153,600
4.38%, 01/13/21(a)	4,599	4,859,372
4.50%, 12/16/25(a)	18,050	18,925,279
Barclays PLC 3.20%, 08/10/21	11,275	11,370,617
3.25%, 01/12/21(a)	16,930	17,135,004

196

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
3.65%, 03/16/25(a)	$27,993	$27,989,210
3.68%, 01/10/23 (Call 01/10/22)(a)	30,210	30,737,738
4.34%, 01/10/28 (Call 01/10/27)(a)	17,105	17,669,889
4.38%, 09/11/24	21,605	22,111,495
4.38%, 01/12/26	37,800	39,344,327
4.84%, 05/09/28 (Call 05/07/27)(a)	34,350	35,766,189
4.95%, 01/10/47(a)	21,685	23,744,173
5.20%, 05/12/26	37,740	40,393,190
5.25%, 08/17/45	16,734	19,088,579
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	24,870	24,551,520
2.75%, 04/01/22 (Call 03/01/22)(a)	15,960	16,089,664
2.85%, 10/26/24 (Call 09/26/24)	6,940	6,881,914
BNP Paribas SA
4.25%, 10/15/24(a)	12,540	13,114,436
5.00%, 01/15/21	37,283	40,110,177
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC 3.25%, 03/03/23(a)	17,373	17,702,463
BPCE SA
2.65%, 02/03/21(a)	8,920	8,959,840
2.75%, 12/02/21	19,385	19,491,065
4.00%, 04/15/24(a)	23,565	24,866,325
Branch Banking & Trust Co.
2.63%, 01/15/22 (Call 12/15/21)	17,080	17,130,857
3.63%, 09/16/25 (Call 08/16/25)	13,645	14,082,893
3.80%, 10/30/26 (Call 09/30/26)	10,930	11,429,075
Canadian Imperial Bank of Commerce 2.55%, 06/16/22(a)	6,156	6,116,166
Capital One Financial Corp.
3.05%, 03/09/22 (Call 02/09/22)(a)	6,036	6,079,287
3.20%, 02/05/25 (Call 01/05/25)	9,419	9,305,916
3.30%, 10/30/24 (Call 09/30/24)	5,000	4,973,979
3.50%, 06/15/23	11,082	11,270,086
3.75%, 04/24/24 (Call 03/24/24)(a)	11,490	11,812,195
3.75%, 07/28/26 (Call 06/28/26)(a)	40,994	40,754,382
3.75%, 03/09/27 (Call 02/09/27)(a)	24,812	25,014,250
4.20%, 10/29/25 (Call 09/29/25)(a)	34,963	35,726,942
4.75%, 07/15/21	13,061	13,964,348
Capital One N.A./Mclean VA
2.25%, 09/13/21 (Call 08/13/21)(a)	11,585	11,361,589
2.65%, 08/08/22 (Call 07/08/22)	3,350	3,309,825
2.95%, 07/23/21 (Call 06/23/21)(a)	19,880	20,004,775
Citigroup Inc.
2.35%, 08/02/21(a)	27,199	26,895,087
2.65%, 10/26/20(a)	20,120	20,183,700
2.70%, 03/30/21	30,600	30,715,172
2.70%, 10/27/22 (Call 09/27/22)	6,525	6,460,582
2.75%, 04/25/22 (Call 03/25/22)	38,756	38,614,672
2.88%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 0.950%)(a)(c)	13,135	13,054,933
2.90%, 12/08/21 (Call 11/08/21)	27,479	27,624,809
3.20%, 10/21/26 (Call 07/21/26)(a)	45,254	44,575,466
3.30%, 04/27/25(a)	27,702	27,825,748
3.40%, 05/01/26(a)	30,023	30,072,271
3.50%, 05/15/23(a)	22,269	22,642,870
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(c)	18,393	18,348,794
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(c)	13,077	13,209,554
3.70%, 01/12/26(a)	32,980	33,747,896

Security	Par (000)	Value
Banks (continued)
3.75%, 06/16/24	$676	$700,908
3.88%, 10/25/23(a)	10,234	10,648,861
3.88%, 03/26/25(a)	11,760	11,989,652
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(c)	22,138	22,748,088
4.00%, 08/05/24(a)	13,868	14,390,729
4.05%, 07/30/22(a)	15,061	15,699,007
4.13%, 07/25/28(a)	36,575	37,474,427
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(a)(c)	11,835	12,458,403
4.30%, 11/20/26	20,913	21,729,730
4.40%, 06/10/25(a)	22,504	23,661,216
4.45%, 09/29/27	64,153	67,291,617
4.50%, 01/14/22	38,064	40,607,353
4.60%, 03/09/26	26,140	27,706,288
4.65%, 07/30/45(a)	10,400	11,560,017
4.75%, 05/18/46	43,261	46,635,695
5.30%, 05/06/44(a)	17,240	19,927,006
5.50%, 09/13/25(a)	17,794	20,019,291
5.88%, 01/30/42(a)	14,760	18,981,295
6.63%, 06/15/32	14,275	18,210,423
6.68%, 09/13/43	17,653	24,052,165
8.13%, 07/15/39(a)	24,633	38,710,947
Citizens Bank N.A./Providence RI 2.55%, 05/13/21 (Call 04/13/21)	18,135	18,089,416
Citizens Financial Group Inc. 4.30%, 12/03/25 (Call 11/03/25)(a)	9,958	10,387,159
Commonwealth Bank of Australia/New York NY
2.40%, 11/02/20(a)	10,320	10,312,456
2.55%, 03/15/21	2,195	2,198,089
Cooperatieve Rabobank UA
3.75%, 07/21/26	17,940	18,121,757
3.88%, 02/08/22(a)	45,475	47,888,881
3.95%, 11/09/22(a)	19,510	20,401,905
4.38%, 08/04/25	19,874	20,922,073
4.50%, 01/11/21	18,160	19,295,863
4.63%, 12/01/23	23,194	24,895,885
5.25%, 05/24/41(a)	26,158	32,219,259
5.25%, 08/04/45(a)	17,366	20,629,853
5.75%, 12/01/43(a)	13,853	17,458,566
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	33,450	33,629,683
2.75%, 01/10/22(a)	8,660	8,733,941
3.38%, 05/21/25(a)	15,372	15,741,017
Credit Suisse AG/New York NY
3.00%, 10/29/21	28,692	29,102,436
3.63%, 09/09/24	51,645	53,365,724
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20(a)	22,855	23,147,622
3.13%, 12/10/20(b)	1,000	1,012,410
3.45%, 04/16/21(a)	18,157	18,556,855
3.75%, 03/26/25	38,364	39,047,282
3.80%, 09/15/22(a)	27,638	28,567,118
3.80%, 06/09/23(a)	33,400	34,377,367
4.55%, 04/17/26(a)	34,810	37,083,222
4.88%, 05/15/45(a)	21,615	24,393,842
Deutsche Bank AG
3.13%, 01/13/21	8,330	8,373,463
3.38%, 05/12/21	28,987	29,283,012
4.10%, 01/13/26(a)	810	824,678

197

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
4.25%, 10/14/21(a)	$21,025	$21,872,751
Deutsche Bank AG/London 3.70%, 05/30/24(a)	30,788	31,021,835
Deutsche Bank AG/New York NY 3.30%, 11/16/22	20,000	19,936,966
Discover Bank
3.20%, 08/09/21 (Call 07/09/21)	19,069	19,358,546
3.45%, 07/27/26 (Call 04/27/26)	19,874	19,487,761
4.20%, 08/08/23(a)	13,515	14,249,781
Fifth Third Bancorp.
2.88%, 07/27/20 (Call 06/27/20)(a)	2,213	2,238,825
4.30%, 01/16/24 (Call 12/16/23)	6,560	6,950,130
8.25%, 03/01/38	24,013	36,213,220
Fifth Third Bank/Cincinnati OH
2.25%, 06/14/21 (Call 05/14/21)(a)	7,829	7,767,120
2.88%, 10/01/21 (Call 09/01/21)(a)	12,605	12,737,024
3.85%, 03/15/26 (Call 02/15/26)(a)	9,850	10,118,450
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	45,515	44,766,283
2.60%, 12/27/20 (Call 12/27/19)	5,655	5,671,945
2.63%, 04/25/21 (Call 03/25/21)(a)	22,894	22,876,992
2.75%, 09/15/20 (Call 08/15/20)	16,539	16,627,356
2.88%, 02/25/21 (Call 01/25/21)(a)	17,020	17,145,056
2.88%, 10/31/22 (Call 10/31/21), (3 mo. LIBOR US + 0.821%)(c)	41,350	41,232,756
2.91%, 06/05/23 (Call 06/05/22), (3 mo. LIBOR US + 1.053%)(a)(c)	12,325	12,221,056
2.91%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 0.990%)(c)	21,298	21,125,859
3.00%, 04/26/22 (Call 04/26/21)(a)	48,773	49,036,155
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(c)	31,264	31,045,165
3.50%, 01/23/25 (Call 10/23/24)(a)	44,725	45,293,531
3.50%, 11/16/26 (Call 11/16/25)(a)	44,406	44,253,252
3.63%, 01/22/23(a)	29,708	30,518,027
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(a)(c)	30,765	30,994,052
3.75%, 05/22/25 (Call 02/22/25)(a)	38,238	39,149,999
3.75%, 02/25/26 (Call 11/25/25)(a)	27,688	28,301,879
3.85%, 07/08/24 (Call 04/08/24)(a)	31,904	33,099,239
3.85%, 01/26/27 (Call 01/26/26)	46,877	47,799,066
4.00%, 03/03/24(a)	43,879	45,974,600
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(c)	30,675	31,262,411
4.25%, 10/21/25(a)	25,388	26,479,049
4.75%, 10/21/45 (Call 04/21/45)(a)	28,240	31,634,925
4.80%, 07/08/44 (Call 01/08/44)(a)	26,576	29,968,158
5.15%, 05/22/45(a)	25,557	28,994,345
5.25%, 07/27/21	38,291	41,600,774
5.75%, 01/24/22(a)	53,998	59,941,511
5.95%, 01/15/27	9,425	10,974,362
6.13%, 02/15/33(a)	37,951	47,690,115
6.25%, 02/01/41	36,170	48,085,942
6.45%, 05/01/36	862	1,097,047
6.75%, 10/01/37	80,951	106,691,645
HSBC Bank USA N.A. 4.88%, 08/24/20	13,960	14,801,634
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35(a)	9,888	12,252,208
5.88%, 11/01/34(a)	11,845	14,952,787
HSBC Holdings PLC
2.65%, 01/05/22(a)	33,806	33,602,224
2.95%, 05/25/21(a)	39,030	39,425,444

Security	Par (000)	Value
Banks (continued)
3.03%, 11/22/23 (Call 11/22/22), (3 mo. LIBOR US + 0.923%)(c)	$8,000	$8,040,323
3.26%, 03/13/23 (Call 03/13/22), (3 mo. LIBOR US + 1.055%)(a)(c)	10,750	10,910,604
3.40%, 03/08/21	41,075	42,060,094
3.60%, 05/25/23(a)	24,640	25,401,613
3.90%, 05/25/26	37,353	38,623,738
4.00%, 03/30/22(a)	25,160	26,397,817
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(c)	2,495	2,592,964
4.25%, 03/14/24	18,319	19,070,960
4.25%, 08/18/25(a)	25,632	26,573,584
4.30%, 03/08/26(a)	54,179	57,412,717
4.38%, 11/23/26(a)	22,485	23,417,131
4.88%, 01/14/22(a)	6,967	7,519,884
5.10%, 04/05/21(a)	32,107	34,635,622
5.25%, 03/14/44(a)	29,844	34,804,452
6.10%, 01/14/42	10,008	13,467,172
6.50%, 05/02/36(a)	30,739	39,757,737
6.50%, 09/15/37(a)	38,793	50,673,003
6.80%, 06/01/38(a)	32,015	43,286,246
HSBC USA Inc. 3.50%, 06/23/24(a)	11,985	12,302,715
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)(a)	5,876	5,776,884
3.15%, 03/14/21 (Call 02/14/21)	23,408	23,829,606
ING Groep NV
3.15%, 03/29/22	25,169	25,426,376
3.95%, 03/29/27	21,900	22,895,697
Intesa Sanpaolo SpA 5.25%, 01/12/24	15,557	17,011,173
JPMorgan Chase & Co.
2.30%, 08/15/21 (Call 08/15/20)(a)	42,056	41,697,670
2.40%, 06/07/21 (Call 05/07/21)(a)	18,526	18,447,139
2.55%, 03/01/21 (Call 02/01/21)	33,933	33,985,277
2.70%, 05/18/23 (Call 03/18/23)(a)	28,551	28,340,199
2.78%, 04/25/23 (Call 04/25/22), (3 mo. LIBOR US + 0.935%)(a)(c)	16,430	16,366,171
2.95%, 10/01/26 (Call 07/01/26)	50,275	48,977,759
2.97%, 01/15/23 (Call 01/15/22)(a)	20,900	21,029,549
3.13%, 01/23/25 (Call 10/23/24)(a)	35,314	35,323,203
3.20%, 01/25/23(a)	44,993	45,799,266
3.20%, 06/15/26 (Call 03/15/26)(a)	21,805	21,671,351
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(a)(c)	20,249	20,355,510
3.25%, 09/23/22	41,609	42,536,594
3.30%, 04/01/26 (Call 01/01/26)	48,915	49,030,620
3.38%, 05/01/23(a)	27,049	27,480,748
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(a)(c)	16,085	16,218,665
3.63%, 05/13/24(a)	34,219	35,454,337
3.63%, 12/01/27 (Call 12/01/26)(a)	19,404	19,436,323
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(a)(c)	22,267	22,899,383
3.88%, 02/01/24(a)	22,918	24,107,336
3.88%, 09/10/24(a)	44,575	46,283,685
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(c)	36,009	36,607,772
3.90%, 07/15/25 (Call 04/15/25)(a)	53,245	55,824,236
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(c)	20,000	20,101,820

198

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(a)(c)	$20,699	$21,000,189
4.13%, 12/15/26(a)	26,620	27,779,804
4.25%, 10/15/20(a)	17,660	18,532,317
4.25%, 10/01/27(a)	23,360	24,637,748
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(c)	19,675	20,778,767
4.35%, 08/15/21(a)	41,415	43,941,982
4.50%, 01/24/22(a)	57,851	61,884,979
4.63%, 05/10/21	23,272	24,841,273
4.85%, 02/01/44	22,070	25,475,759
4.95%, 06/01/45(a)	18,882	21,332,075
5.40%, 01/06/42(a)	19,331	23,599,811
5.50%, 10/15/40(a)	21,841	26,966,714
5.60%, 07/15/41	24,586	30,701,145
5.63%, 08/16/43	13,910	16,960,060
6.40%, 05/15/38(a)	30,578	41,273,044
KeyBank N.A./Cleveland OH 3.30%, 06/01/25(a)	3,875	3,937,625
KeyCorp 2.90%, 09/15/20	8,555	8,657,552
5.10%, 03/24/21	12,345	13,331,822
Lloyds Bank PLC 6.38%, 01/21/21(a)	8,616	9,586,720
Lloyds Banking Group PLC 3.00%, 01/11/22	15,445	15,496,889
3.10%, 07/06/21	16,265	16,462,094
3.57%, 11/07/28 (Call 11/07/27), (3 mo. LIBOR US + 1.205%)(c)	20,000	19,856,438
3.75%, 01/11/27(a)	22,395	22,702,564
4.50%, 11/04/24(a)	20,175	21,183,768
4.58%, 12/10/25(a)	15,721	16,507,394
4.65%, 03/24/26(a)	22,198	23,392,792
5.30%, 12/01/45(a)	8,455	9,852,679
2.91%, 11/07/23 (Call 11/07/22), (3 mo. LIBOR US + 0.810%)(c)	25,900	25,700,381
Manufacturers & Traders Trust Co. 2.90%, 02/06/25 (Call 01/06/25)	1,430	1,416,515
Mitsubishi UFJ Financial Group Inc. 2.19%, 09/13/21	17,630	17,318,326
2.67%, 07/25/22(a)	33,528	33,206,393
2.76%, 09/13/26(a)	11,330	10,802,662
2.95%, 03/01/21(a)	43,305	43,774,214
3.00%, 02/22/22	4,310	4,344,535
3.29%, 07/25/27(a)	21,585	21,355,683
3.68%, 02/22/27(a)	18,710	19,114,875
3.85%, 03/01/26(a)	37,225	38,466,699
Mizuho Financial Group Inc. 2.27%, 09/13/21(a)	15,398	15,108,094
2.60%, 09/11/22(a)	15,000	14,774,543
2.84%, 09/13/26(a)	9,095	8,712,279
2.95%, 02/28/22	19,200	19,237,884
3.17%, 09/11/27(a)	20,350	19,955,548
Morgan Stanley 2.50%, 04/21/21(a)	32,906	32,767,815
2.63%, 11/17/21(a)	38,193	38,043,627
2.75%, 05/19/22(a)	39,306	39,204,425
3.13%, 07/27/26(a)	41,634	40,778,126
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(a)(c)	36,327	36,518,857
3.63%, 01/20/27(a)	40,810	41,441,131
3.70%, 10/23/24(a)	34,879	35,968,582

Security	Par (000)	Value
Banks (continued)
3.75%, 02/25/23(a)	$35,019	$36,261,835
3.88%, 01/27/26(a)	52,803	54,691,895
3.95%, 04/23/27	25,856	26,172,788
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(a)(c)	10,365	10,521,826
4.00%, 07/23/25(a)	47,349	49,493,943
4.10%, 05/22/23(a)	22,514	23,484,964
4.30%, 01/27/45	32,743	34,405,693
4.35%, 09/08/26(a)	36,793	38,391,457
4.38%, 01/22/47(a)	47,939	51,322,022
4.88%, 11/01/22	24,992	26,905,255
5.00%, 11/24/25(a)	25,477	27,745,694
5.50%, 07/28/21	43,443	47,661,663
5.75%, 01/25/21	33,806	36,962,889
6.38%, 07/24/42	37,639	51,219,787
7.25%, 04/01/32	18,057	24,795,472
Series F, 3.88%, 04/29/24(a)	47,016	49,117,883
National Australia Bank Ltd./New York 1.88%, 07/12/21(a)	13,990	13,660,635
2.50%, 05/22/22	15,605	15,480,211
2.50%, 07/12/26(a)	29,155	27,696,632
2.63%, 01/14/21	9,500	9,537,748
2.80%, 01/10/22	14,190	14,275,174
3.00%, 01/20/23(a)	9,379	9,444,217
3.38%, 01/14/26	8,525	8,638,529
Northern Trust Corp. 3.95%, 10/30/25(a)	22,555	23,855,790
PNC Bank N.A. 2.15%, 04/29/21 (Call 03/30/21)(d)	14,445	14,311,304
2.45%, 11/05/20 (Call 10/06/20)(a)(d)	5,291	5,307,665
2.45%, 07/28/22 (Call 06/28/22)(a)(d)	1,375	1,363,398
2.55%, 12/09/21 (Call 11/09/21)(d)	16,690	16,708,578
2.63%, 02/17/22 (Call 01/18/22)(d)	19,031	19,080,547
2.70%, 11/01/22 (Call 10/01/22)(a)(d)	18,327	18,273,679
2.95%, 01/30/23 (Call 12/30/22)(d)	11,566	11,640,502
2.95%, 02/23/25 (Call 01/24/25)(a)(d)	12,760	12,718,839
3.10%, 10/25/27 (Call 09/25/27)(d)	1,750	1,729,309
3.25%, 06/01/25 (Call 05/02/25)(d)	14,675	14,851,556
3.80%, 07/25/23 (Call 06/25/23)(d)	10,808	11,310,243
PNC Financial Services Group Inc. (The) 3.15%, 05/19/27 (Call 04/19/27)(d)	10,345	10,269,209
3.30%, 03/08/22 (Call 02/06/22)(a)(d)	10,714	11,005,463
3.90%, 04/29/24 (Call 03/29/24)(d)	6,394	6,694,769
Regions Financial Corp. 2.75%, 08/14/22 (Call 07/14/22)	14,425	14,335,393
Royal Bank of Canada 2.35%, 10/30/20(a)	10,980	10,976,347
2.50%, 01/19/21	16,958	17,014,287
2.75%, 02/01/22(a)	6,350	6,416,824
4.65%, 01/27/26(a)	25,856	27,737,430
Royal Bank of Scotland Group PLC 3.88%, 09/12/23(a)	47,555	48,404,247
4.80%, 04/05/26(a)	21,458	22,940,286
Santander Holdings USA Inc. 3.70%, 03/28/22 (Call 02/28/22)(b)	20,835	21,150,769
4.40%, 07/13/27 (Call 04/13/27)(a)(b)	10,456	10,625,648
4.50%, 07/17/25 (Call 04/17/25)	19,349	20,111,190
Santander Issuances SAU 5.18%, 11/19/25(a)	25,770	27,753,123
Santander UK Group Holdings PLC 2.88%, 08/05/21(a)	20,450	20,431,413
3.13%, 01/08/21	11,420	11,542,042

199

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
3.57%, 01/10/23 (Call 01/10/22)	$35,485	$36,091,201
3.82%, 11/03/28 (Call 11/03/27), (3 Mo. LIBOR US + 1.400%)(c)	3,950	3,940,995
Santander UK PLC 4.00%, 03/13/24(a)	10,028	10,544,028
Skandinaviska Enskilda Banken AB 1.88%, 09/13/21(a)	15,480	15,107,525
2.63%, 03/15/21	15,072	15,131,640
State Street Corp.
1.95%, 05/19/21	9,936	9,803,732
2.65%, 05/19/26(a)	15,380	14,911,736
3.10%, 05/15/23(a)	17,802	17,996,425
3.30%, 12/16/24(a)	16,565	17,057,156
3.55%, 08/18/25(a)	16,996	17,630,466
3.70%, 11/20/23	10,960	11,556,813
4.38%, 03/07/21	4,590	4,875,896
Sumitomo Mitsui Banking Corp.
2.65%, 07/23/20(a)	1,505	1,514,064
3.20%, 07/18/22(a)	8,644	8,764,754
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21(a)	19,250	18,823,468
2.44%, 10/19/21(a)	15,980	15,812,814
2.63%, 07/14/26	29,485	27,836,202
2.78%, 07/12/22	26,960	26,830,153
2.78%, 10/18/22	15,900	15,824,209
2.85%, 01/11/22	14,215	14,243,824
2.93%, 03/09/21	26,600	26,853,737
3.01%, 10/19/26(a)	19,765	19,203,289
3.35%, 10/18/27(a)	10,000	9,977,014
3.36%, 07/12/27(a)	27,310	27,222,892
3.45%, 01/11/27(a)	17,675	17,750,721
3.78%, 03/09/26(a)	20,715	21,380,063
SunTrust Bank/Atlanta GA
2.45%, 08/01/22 (Call 07/01/22)	854	844,184
3.30%, 05/15/26 (Call 04/15/26)(a)	10,065	9,930,104
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)(a)	18,187	18,169,699
2.90%, 03/03/21 (Call 02/03/21)(a)	11,994	12,125,668
Svenska Handelsbanken AB
1.88%, 09/07/21(a)	9,750	9,535,631
2.45%, 03/30/21	25,090	25,121,538
Synchrony Bank 3.00%, 06/15/22 (Call 05/15/22)	23,375	23,220,531
Toronto-Dominion Bank (The)
1.80%, 07/13/21(a)	22,505	22,012,156
2.13%, 04/07/21(a)	25,485	25,262,322
2.50%, 12/14/20(a)	20,580	20,659,418
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)(a)	10,020	10,048,073
2.63%, 01/24/22 (Call 12/23/21)(a)	17,765	17,869,496
2.95%, 07/15/22 (Call 06/15/22)(a)	18,729	19,017,751
3.00%, 03/15/22 (Call 02/15/22)	9,013	9,199,231
3.10%, 04/27/26 (Call 03/27/26)(a)	12,599	12,463,054
3.70%, 01/30/24 (Call 12/29/23)	13,177	13,816,448
4.13%, 05/24/21 (Call 04/23/21)(a)	9,438	9,976,137
Series F, 3.60%, 09/11/24 (Call 08/11/24)(a)	12,783	13,220,303
Series V, 2.38%, 07/22/26 (Call 06/22/26)	28,310	26,730,361
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	25,752	25,653,820
U.S. Bank N.A./Cincinnati OH 2.80%, 01/27/25 (Call 12/27/24)(a)	15,982	15,808,180
Wachovia Corp. 5.50%, 08/01/35(a)	9,317	10,929,222

Security	Par (000)	Value
Banks (continued)
Wells Fargo & Co.
2.10%, 07/26/21	$55,570	$54,669,510
2.50%, 03/04/21	32,307	32,286,685
2.55%, 12/07/20(a)	32,102	32,194,072
2.63%, 07/22/22(a)	43,857	43,522,489
3.00%, 01/22/21(a)	24,454	24,831,511
3.00%, 02/19/25	47,089	46,544,096
3.00%, 04/22/26	70,713	69,084,487
3.00%, 10/23/26(a)	51,806	50,421,091
3.07%, 01/24/23 (Call 01/24/22)(a)	69,572	70,142,567
3.30%, 09/09/24(a)	26,018	26,340,946
3.50%, 03/08/22	39,291	40,473,993
3.55%, 09/29/25(a)	36,838	37,663,263
3.58%, 05/22/28 (Call 05/22/27), (3 mo. LIBOR US + 1.310%)(a)(c)	26,756	27,039,881
3.90%, 05/01/45(a)	33,457	33,862,586
4.10%, 06/03/26(a)	22,775	23,678,714
4.13%, 08/15/23	14,143	14,870,623
4.30%, 07/22/27(a)	36,450	38,392,220
4.40%, 06/14/46(a)	10,563	10,926,888
4.60%, 04/01/21(a)	34,824	37,085,000
4.65%, 11/04/44(a)	32,485	34,789,323
4.75%, 12/07/46(a)	34,295	37,521,823
4.90%, 11/17/45	19,358	21,465,163
5.38%, 02/07/35	10,866	13,061,382
5.38%, 11/02/43(a)	37,185	43,652,286
5.61%, 01/15/44(a)	35,689	43,216,463
Series M, 3.45%, 02/13/23	25,302	25,801,636
Wells Fargo Bank N.A.
5.85%, 02/01/37	11,255	14,123,001
6.60%, 01/15/38(a)	15,069	20,703,848
Westpac Banking Corp.
2.00%, 08/19/21(a)	21,320	20,940,553
2.10%, 05/13/21	15,620	15,450,406
2.50%, 06/28/22(a)	2,745	2,730,092
2.60%, 11/23/20	19,960	20,068,708
2.70%, 08/19/26(a)	16,272	15,608,804
2.80%, 01/11/22(a)	15,016	15,150,986
2.85%, 05/13/26(a)	22,935	22,290,987
3.35%, 03/08/27	13,880	13,976,238

		10,626,283,259
Beverages — 3.4%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23(a)	14,021	13,945,068
2.65%, 02/01/21 (Call 01/01/21)(a)	100,365	101,146,773
3.30%, 02/01/23 (Call 12/01/22)(a)	83,284	85,189,221
3.65%, 02/01/26 (Call 11/01/25)(a)	166,552	170,506,094
3.70%, 02/01/24	11,149	11,633,033
4.00%, 01/17/43(a)	9,934	9,858,507
4.63%, 02/01/44(a)	12,622	13,696,454
4.70%, 02/01/36 (Call 08/01/35)	88,351	97,866,164
4.90%, 02/01/46 (Call 08/01/45)	157,433	177,266,126
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22(a)	42,893	42,499,735
3.75%, 01/15/22(a)	35,808	37,373,182
3.75%, 07/15/42(a)	19,075	18,276,803
4.44%, 10/06/48 (Call 04/06/48)(a)	19,792	20,940,807
4.95%, 01/15/42	12,545	14,115,949
8.20%, 01/15/39	18,359	28,843,107

200

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Beverages (continued)
Coca-Cola Co. (The) 1.55%, 09/01/21(a)	$1,765	$1,718,917
2.25%, 09/01/26(a)	17,910	16,933,565
2.50%, 04/01/23(a)	14,038	13,969,342
2.88%, 10/27/25(a)	20,987	20,997,508
3.15%, 11/15/20	13,021	13,397,099
3.20%, 11/01/23(a)	14,820	15,275,779
3.30%, 09/01/21(a)	17,320	17,939,005
Constellation Brands Inc. 4.25%, 05/01/23	257	272,159
Diageo Capital PLC 2.63%, 04/29/23 (Call 01/29/23)	17,077	17,059,983
Diageo Investment Corp. 2.88%, 05/11/22(a)	14,640	14,851,817
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)(a)	23,445	22,957,170
3.00%, 07/15/26 (Call 04/15/26)(a)	28,073	27,209,705
4.20%, 07/15/46 (Call 01/15/46)(a)	32,408	32,126,365
5.00%, 05/01/42(a)	13,278	14,646,849
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	7,374	7,193,567
2.25%, 05/02/22 (Call 04/02/22)(a)	12,595	12,464,434
2.38%, 10/06/26 (Call 07/06/26)(a)	14,263	13,570,292
2.75%, 03/05/22(a)	16,262	16,467,791
2.75%, 03/01/23(a)	19,271	19,424,798
2.75%, 04/30/25 (Call 01/30/25)(a)	13,515	13,348,392
2.85%, 02/24/26 (Call 11/24/25)(a)	10,011	9,899,310
3.00%, 08/25/21(a)	5,348	5,470,338
3.00%, 10/15/27 (Call 07/15/27)	15,950	15,820,208
3.10%, 07/17/22 (Call 05/17/22)	7,285	7,460,412
3.13%, 11/01/20(a)	5,238	5,373,014
3.45%, 10/06/46 (Call 04/06/46)(a)	32,841	31,232,622
3.60%, 03/01/24 (Call 12/01/23)(a)	19,167	20,125,465
4.00%, 03/05/42	5,684	5,903,483
4.00%, 05/02/47 (Call 11/02/46)(a)	10,010	10,439,935
4.45%, 04/14/46 (Call 10/14/45)(a)	21,810	24,271,344
4.88%, 11/01/40(a)	11,731	13,716,143
5.50%, 01/15/40	12,939	16,398,080
Pepsi-Cola Metropolitan Bottling Co. Inc. Series B, 7.00%, 03/01/29(a)	12,620	16,985,093

		1,338,077,007
Biotechnology — 2.3%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)(a)	6,048	5,896,466
2.25%, 08/19/23 (Call 06/19/23)(a)	9,347	9,043,445
2.60%, 08/19/26 (Call 05/19/26)(a)	20,660	19,608,427
2.65%, 05/11/22 (Call 04/11/22)(a)	18,650	18,584,908
3.13%, 05/01/25 (Call 02/01/25)	17,525	17,539,590
3.63%, 05/15/22 (Call 02/15/22)(a)	14,907	15,412,234
3.63%, 05/22/24 (Call 02/22/24)(a)	24,004	24,898,629
3.88%, 11/15/21 (Call 08/15/21)(a)	22,030	22,950,272
4.10%, 06/15/21 (Call 03/15/21)(a)	29,949	31,389,799
4.40%, 05/01/45 (Call 11/01/44)(a)	30,387	32,097,311
4.56%, 06/15/48 (Call 12/15/47)	14,560	15,653,880
4.66%, 06/15/51 (Call 12/15/50)	54,988	59,421,886
5.15%, 11/15/41 (Call 05/15/41)(a)	12,303	14,226,734
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)(a)	34,025	34,959,330
5.25%, 06/23/45 (Call 12/23/44)	16,749	19,027,814
Biogen Inc.
3.63%, 09/15/22(a)	16,360	16,912,904
4.05%, 09/15/25 (Call 06/15/25)(a)	23,970	25,213,403
5.20%, 09/15/45 (Call 03/15/45)(a)	18,917	21,753,797

Security	Par (000)	Value
Biotechnology (continued)
Celgene Corp.
2.75%, 02/15/23 (Call 01/15/23)	$3,000	$2,974,566
3.25%, 08/15/22(a)	18,817	19,075,100
3.45%, 11/15/27 (Call 08/15/27)	5,250	5,236,607
3.55%, 08/15/22(a)	19,400	19,926,718
3.63%, 05/15/24 (Call 02/15/24)	22,821	23,361,554
3.88%, 08/15/25 (Call 05/15/25)(a)	42,968	44,318,183
4.35%, 11/15/47 (Call 05/15/47)	10,300	10,394,761
4.63%, 05/15/44 (Call 11/15/43)(a)	14,171	14,823,199
5.00%, 08/15/45 (Call 02/15/45)	27,659	30,498,891
Gilead Sciences Inc.
2.50%, 09/01/23 (Call 07/01/23)(a)	4,346	4,276,694
2.95%, 03/01/27 (Call 12/01/26)(a)	21,556	21,051,596
3.25%, 09/01/22 (Call 07/01/22)(a)	11,084	11,380,304
3.50%, 02/01/25 (Call 11/01/24)	33,992	34,846,950
3.65%, 03/01/26 (Call 12/01/25)	40,902	42,241,475
3.70%, 04/01/24 (Call 01/01/24)(a)	23,345	24,438,709
4.00%, 09/01/36 (Call 03/01/36)(a)	12,020	12,398,838
4.15%, 03/01/47 (Call 09/01/46)(a)	32,814	33,700,939
4.40%, 12/01/21 (Call 09/01/21)(a)	15,328	16,382,350
4.50%, 04/01/21 (Call 01/01/21)(a)	17,399	18,491,215
4.50%, 02/01/45 (Call 08/01/44)(a)	24,126	25,950,097
4.60%, 09/01/35 (Call 03/01/35)(a)	14,828	16,357,591
4.75%, 03/01/46 (Call 09/01/45)(a)	25,826	29,046,977
4.80%, 04/01/44 (Call 10/01/43)(a)	23,255	26,125,888
5.65%, 12/01/41 (Call 06/01/41)	14,337	17,988,546

		909,878,577
Chemicals — 1.2%
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	23,692	23,681,722
3.50%, 10/01/24 (Call 07/01/24)(a)	17,664	18,141,719
4.13%, 11/15/21 (Call 08/15/21)	7,285	7,652,142
4.25%, 11/15/20 (Call 08/15/20)	17,769	18,620,490
4.38%, 11/15/42 (Call 05/15/42)(a)	26,857	27,680,256
5.25%, 11/15/41 (Call 05/15/41)	11,474	13,130,520
7.38%, 11/01/29	7,507	9,957,555
9.40%, 05/15/39(a)	10,271	17,261,819
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	6,732	6,948,686
3.80%, 03/15/25 (Call 12/15/24)(a)	648	671,966
4.65%, 10/15/44 (Call 04/15/44)	15,475	16,549,893
EI du Pont de Nemours & Co.
2.80%, 02/15/23(a)	14,737	14,727,505
3.63%, 01/15/21(a)	11,248	11,594,604
4.15%, 02/15/43(a)	10,798	10,927,911
LYB International Finance BV
4.00%, 07/15/23	16,556	17,248,137
4.88%, 03/15/44 (Call 09/15/43)(a)	11,546	12,597,973
5.25%, 07/15/43(a)	13,544	15,410,771
LYB International Finance II BV 3.50%, 03/02/27 (Call 12/02/26)(a)	15,238	15,140,902
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)(a)	8,119	8,288,676
5.75%, 04/15/24 (Call 01/15/24)(a)	20,178	22,869,007
6.00%, 11/15/21 (Call 08/17/21)(a)	8,993	9,989,433
Monsanto Co.
3.38%, 07/15/24 (Call 04/15/24)	10,872	11,010,297
4.40%, 07/15/44 (Call 01/15/44)	9,800	10,200,239
4.70%, 07/15/64 (Call 01/15/64)	10,800	10,989,625
Mosaic Co. (The) 4.25%, 11/15/23 (Call 08/15/23)(a)	21,107	21,837,224

201

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Chemicals (continued)
Potash Corp. of Saskatchewan Inc. 3.63%, 03/15/24 (Call 12/15/23)	$7,717	$7,899,900
Rohm & Haas Co. 7.85%, 07/15/29(a)	10,200	13,927,411
Sherwin-Williams Co. (The) 2.75%, 06/01/22 (Call 05/01/22)	29,362	29,179,838
3.45%, 06/01/27 (Call 03/01/27)(a)	27,972	28,297,969
4.50%, 06/01/47 (Call 12/01/46)(a)	13,415	14,160,679
Westlake Chemical Corp. 3.60%, 08/15/26 (Call 05/15/26)	13,663	13,726,913

		460,321,782
Commercial Services — 0.2%
Automatic Data Processing Inc. 3.38%, 09/15/25 (Call 06/15/25)(a)	14,126	14,578,426
Ecolab Inc. 2.70%, 11/01/26 (Call 08/01/26)(a)	13,624	13,052,078
4.35%, 12/08/21(a)	16,412	17,497,583
5.50%, 12/08/41	10,398	12,824,093
S&P Global Inc. 4.40%, 02/15/26 (Call 11/15/25)	10,340	11,170,510
Total System Services Inc. 3.80%, 04/01/21 (Call 03/01/21)	6,045	6,204,934
4.80%, 04/01/26 (Call 01/01/26)	7,153	7,741,462

		83,069,086
Computers — 3.8%
Apple Inc. 1.55%, 08/04/21 (Call 07/04/21)(a)	20,798	20,201,035
2.10%, 09/12/22 (Call 08/12/22)(a)	900	883,539
2.15%, 02/09/22	9,565	9,464,820
2.25%, 02/23/21 (Call 01/23/21)	31,720	31,673,061
2.30%, 05/11/22 (Call 04/11/22)(a)	26,280	26,088,800
2.40%, 01/13/23 (Call 12/13/22)	8,000	7,919,698
2.40%, 05/03/23(a)	80,278	79,396,339
2.45%, 08/04/26 (Call 05/04/26)(a)	41,303	39,467,875
2.50%, 02/09/22 (Call 01/09/22)(a)	25,960	26,020,305
2.50%, 02/09/25(a)	27,122	26,610,569
2.70%, 05/13/22(a)	14,117	14,238,437
2.75%, 01/13/25 (Call 11/13/24)	13,300	13,176,285
2.85%, 05/06/21(a)	45,216	45,969,289
2.85%, 02/23/23 (Call 12/23/22)(a)	17,409	17,604,080
2.85%, 05/11/24 (Call 03/11/24)(a)	29,905	29,976,883
2.90%, 09/12/27 (Call 06/12/27)(a)	26,201	25,863,997
3.00%, 02/09/24 (Call 12/09/23)	24,015	24,372,867
3.00%, 06/20/27 (Call 03/20/27)	12,970	12,861,556
3.00%, 11/13/27 (Call 08/13/27)	15,000	14,876,878
3.20%, 05/13/25(a)	16,957	17,291,926
3.20%, 05/11/27 (Call 02/11/27)(a)	33,296	33,637,544
3.25%, 02/23/26 (Call 11/23/25)	48,956	49,745,479
3.35%, 02/09/27 (Call 11/09/26)	41,330	42,187,238
3.45%, 05/06/24(a)	36,059	37,447,426
3.45%, 02/09/45	22,952	21,800,358
3.75%, 09/12/47 (Call 03/12/47)(a)	12,410	12,335,330
3.75%, 11/13/47 (Call 05/13/47)	15,000	15,000,052
3.85%, 05/04/43(a)	41,026	41,703,996
3.85%, 08/04/46 (Call 02/04/46)(a)	34,745	35,182,148
4.25%, 02/09/47 (Call 08/09/46)(a)	21,679	23,333,418
4.38%, 05/13/45(a)	27,340	29,906,521
4.45%, 05/06/44	8,878	9,814,926
4.50%, 02/23/36 (Call 08/23/35)(a)	11,518	12,999,807
4.65%, 02/23/46 (Call 08/23/45)	58,104	66,371,758

Security	Par (000)	Value
Computers (continued)
Dell International LLC/EMC Corp. 4.42%, 06/15/21 (Call 05/15/21)(a)(b)	$56,403	$58,890,626
5.45%, 06/15/23 (Call 04/15/23)(b)	45,564	49,141,667
6.02%, 06/15/26 (Call 03/15/26)(b)	57,244	63,013,594
8.10%, 07/15/36 (Call 01/15/36)(a)(b)	27,915	34,502,867
8.35%, 07/15/46 (Call 01/15/46)(a)(b)	34,079	42,878,934
Hewlett Packard Enterprise Co. 4.40%, 10/15/22 (Call 08/15/22)(a)	16,425	17,211,895
4.90%, 10/15/25 (Call 07/15/25)(a)	32,934	34,272,826
6.20%, 10/15/35 (Call 04/15/35)(a)	11,235	11,875,329
6.35%, 10/15/45 (Call 04/15/45)(a)	23,414	24,009,488
HP Inc. 4.30%, 06/01/21	14,335	15,049,894
4.38%, 09/15/21	13,590	14,332,647
4.65%, 12/09/21	29,538	31,506,377
6.00%, 09/15/41(a)	14,532	15,397,070
International Business Machines Corp. 1.88%, 08/01/22	12,426	12,035,492
2.25%, 02/19/21	10,695	10,672,259
2.50%, 01/27/22(a)	10,345	10,350,834
2.88%, 11/09/22(a)	17,629	17,808,516
3.30%, 01/27/27(a)	1,290	1,308,340
3.38%, 08/01/23(a)	11,783	12,149,428
3.45%, 02/19/26(a)	25,378	26,094,911
3.63%, 02/12/24(a)	18,863	19,719,720
4.00%, 06/20/42(a)	13,058	13,532,080
4.70%, 02/19/46(a)	1,380	1,586,495
Seagate HDD Cayman 4.25%, 03/01/22 (Call 02/01/22)(a)(b)	24,955	24,955,000
4.75%, 06/01/23(a)	12,979	13,076,342
4.75%, 01/01/25(a)	14,500	14,137,500

		1,504,934,371
Cosmetics & Personal Care — 0.4%
Procter & Gamble Co. (The) 1.70%, 11/03/21	8,131	7,950,472
2.15%, 08/11/22(a)	9,894	9,793,737
2.30%, 02/06/22(a)	7,634	7,608,506
2.45%, 11/03/26(a)	17,790	17,094,032
2.85%, 08/11/27(a)	7,465	7,379,841
3.10%, 08/15/23(a)	25,613	26,339,930
5.55%, 03/05/37	15,938	20,861,361
Unilever Capital Corp. 2.20%, 05/05/22 (Call 04/05/22)(a)	17,915	17,729,191
2.90%, 05/05/27 (Call 02/05/27)(a)	16,000	15,741,298
4.25%, 02/10/21(a)	8,038	8,493,471
5.90%, 11/15/32	11,444	14,755,325

		153,747,164
Diversified Financial Services — 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.65%, 07/21/27 (Call 04/21/27)(a)	33,660	33,101,843
3.95%, 02/01/22 (Call 01/01/22)(a)	25,381	26,227,439
4.50%, 05/15/21	22,277	23,591,528
5.00%, 10/01/21	6,234	6,671,990
Air Lease Corp. 3.00%, 09/15/23 (Call 07/15/23)(a)	13,129	13,049,726
American Express Co. 2.50%, 08/01/22 (Call 07/01/22)	15,035	14,842,734
2.65%, 12/02/22(a)	24,457	24,268,405

202

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Diversified Financial Services (continued)
3.00%, 10/30/24 (Call 09/29/24)	$20,271	$20,168,534
4.05%, 12/03/42(a)	19,469	20,094,697
American Express Credit Corp. 2.25%, 05/05/21 (Call 04/04/21)(a)	15,159	15,056,301
2.70%, 03/03/22 (Call 01/31/22)(a)	28,584	28,703,578
3.30%, 05/03/27 (Call 04/03/27)(a)	24,794	24,879,567
Ameriprise Financial Inc. 4.00%, 10/15/23(a)	12,563	13,311,326
Capital One Bank USA N.A. 3.38%, 02/15/23(a)	10,215	10,324,495
CME Group Inc. 3.00%, 09/15/22	9,693	9,842,088
3.00%, 03/15/25 (Call 12/15/24)(a)	18,814	19,004,435
5.30%, 09/15/43 (Call 03/15/43)(a)	8,261	10,416,045
Discover Financial Services 4.10%, 02/09/27 (Call 11/09/26)(a)	13,470	13,702,279
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/20(b)	200	199,268
3.37%, 11/15/25(a)	36,264	36,831,260
4.42%, 11/15/35	164,908	175,201,409
HSBC Finance Corp. 6.68%, 01/15/21	26,453	29,490,873
Intercontinental Exchange Inc. 2.75%, 12/01/20 (Call 11/01/20)	15,480	15,678,576
3.75%, 12/01/25 (Call 09/01/25)	21,745	22,728,613
4.00%, 10/15/23	10,310	10,983,287
International Lease Finance Corp. 5.88%, 08/15/22	11,575	12,909,810
8.25%, 12/15/20	6,617	7,633,647
Jefferies Group LLC 6.88%, 04/15/21	6,867	7,710,806
Jefferies Group LLC/Jefferies Group Capital
Finance Inc. 4.85%, 01/15/27	8,045	8,515,739
Mastercard Inc. 2.95%, 11/21/26 (Call 08/21/26)(a)	12,820	12,814,773
3.38%, 04/01/24(a)	15,738	16,340,765
Synchrony Financial 3.70%, 08/04/26 (Call 05/04/26)(a)	330	324,423
3.75%, 08/15/21 (Call 06/15/21)(a)	11,510	11,813,574
4.25%, 08/15/24 (Call 05/15/24)(a)	23,648	24,535,841
4.50%, 07/23/25 (Call 04/24/25)(a)	14,861	15,447,304
TD Ameritrade Holding Corp. 2.95%, 04/01/22 (Call 02/01/22)(a)	3,740	3,789,388
3.30%, 04/01/27 (Call 01/01/27)(a)	24,440	24,653,686
Visa Inc. 2.15%, 09/15/22 (Call 08/15/22)(a)	10,475	10,314,847
2.20%, 12/14/20 (Call 11/14/20)(a)	26,541	26,524,077
2.75%, 09/15/27 (Call 06/15/27)(a)	11,280	11,018,852
2.80%, 12/14/22 (Call 10/14/22)(a)	33,813	34,216,548
3.15%, 12/14/25 (Call 09/14/25)(a)	64,659	65,893,748
3.65%, 09/15/47 (Call 03/15/47)	6,475	6,491,547
4.15%, 12/14/35 (Call 06/14/35)(a)	25,154	27,446,777
4.30%, 12/14/45 (Call 06/14/45)	54,504	60,458,938

		1,007,225,386
Electric — 1.9%
Berkshire Hathaway Energy Co. 4.50%, 02/01/45 (Call 08/01/44)	11,341	12,446,532
5.15%, 11/15/43 (Call 05/15/43)(a)	12,325	14,622,417
6.13%, 04/01/36(a)	25,174	32,812,046
6.50%, 09/15/37(a)	15,341	20,973,631
Consolidated Edison Co. of New York Inc. 4.45%, 03/15/44 (Call 09/15/43)(a)	10,836	12,028,519
4.63%, 12/01/54 (Call 06/01/54)(a)	10,010	11,180,511

Security	Par (000)	Value
Electric (continued)
Dominion Energy Inc. 3.90%, 10/01/25
(Call 07/01/25)(a)	$6,027	$6,291,532
Duke Energy Carolinas LLC 3.88%, 03/15/46 (Call 09/15/45)	600	619,513
5.30%, 02/15/40(a)	10,702	13,159,414
Duke Energy Corp. 1.80%, 09/01/21 (Call 08/01/21)	6,957	6,777,031
2.65%, 09/01/26 (Call 06/01/26)	22,832	21,745,048
3.15%, 08/15/27 (Call 05/15/27)	3,859	3,804,602
3.75%, 04/15/24 (Call 01/15/24)	15,183	15,794,591
3.75%, 09/01/46 (Call 03/01/46)(a)	31,196	30,451,423
Duke Energy Florida LLC 6.40%, 06/15/38	12,241	16,897,195
Emera U.S. Finance LP 2.70%, 06/15/21 (Call 05/15/21)	17,818	17,793,057
3.55%, 06/15/26 (Call 03/15/26)(a)	11,816	11,820,600
4.75%, 06/15/46 (Call 12/15/45)	13,744	14,794,476
Entergy Corp. 2.95%, 09/01/26 (Call 06/01/26)(a)	1,000	966,591
Exelon Corp. 3.40%, 04/15/26 (Call 01/15/26)(a)	9,705	9,728,336
3.50%, 06/01/22 (Call 05/01/22)	12,943	13,238,351
3.95%, 06/15/25 (Call 03/15/25)	19,863	20,726,363
4.45%, 04/15/46 (Call 10/15/45)(a)	12,726	13,579,023
5.10%, 06/15/45 (Call 12/15/44)(a)	1,799	2,081,760
Exelon Generation Co. LLC 5.60%, 06/15/42 (Call 12/15/41)(a)	13,429	14,141,861
6.25%, 10/01/39(a)	11,966	13,522,655
FirstEnergy Corp.
Series B, 3.90%, 07/15/27 (Call 04/15/27)(a)	8,475	8,644,016
Series B, 4.25%, 03/15/23 (Call 12/15/22)	13,944	14,636,039
Series C, 4.85%, 07/15/47 (Call 01/15/47)	8,935	9,635,315
Series C, 7.38%, 11/15/31(a)	18,536	24,676,300
Fortis Inc./Canada 3.06%, 10/04/26 (Call 07/04/26)(a)	22,320	21,526,388
Georgia Power Co. 4.30%, 03/15/42	18,287	18,939,870
NextEra Energy Capital Holdings Inc. 3.55%, 05/01/27 (Call 02/01/27)(a)	20,365	20,759,739
Oncor Electric Delivery Co. LLC 7.00%, 09/01/22	10,023	11,887,055
Pacific Gas & Electric Co. 5.40%, 01/15/40(a)	11,728	13,926,450
5.80%, 03/01/37(a)	12,122	14,890,324
6.05%, 03/01/34	44,178	54,936,659
Southern California Edison Co. 4.00%, 04/01/47 (Call 10/01/46)	13,967	14,901,718
4.65%, 10/01/43 (Call 04/01/43)	10,271	11,899,241
Southern Co. (The) 2.35%, 07/01/21 (Call 06/01/21)(a)	22,564	22,317,687
2.95%, 07/01/23 (Call 05/01/23)	24,601	24,567,083
3.25%, 07/01/26 (Call 04/01/26)(a)	36,834	36,277,630
4.40%, 07/01/46 (Call 01/01/46)(a)	24,995	26,185,554
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)	14,206	14,288,052
Series A, 3.50%, 03/15/27 (Call 12/15/26)(a)	17,323	17,832,312

		734,724,510
Electronics — 0.3%
Fortive Corp. 2.35%, 06/15/21 (Call 05/15/21)(a)	4,103	4,059,626
3.15%, 06/15/26 (Call 03/15/26)(a)	14,155	14,051,756
Honeywell International Inc. 1.85%, 11/01/21 (Call 10/01/21)	26,160	25,585,479
2.50%, 11/01/26 (Call 08/01/26)(a)	26,404	25,271,678
4.25%, 03/01/21	9,029	9,569,031

203

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electronics (continued)
Koninklijke Philips NV
3.75%, 03/15/22	$22,206	$23,119,202
6.88%, 03/11/38	47	64,282

		101,721,054
Engineering & Construction — 0.1%
ABB Finance USA Inc.
2.88%, 05/08/22(a)	19,655	19,954,711
4.38%, 05/08/42	4,377	4,705,363

		24,660,074
Environmental Control — 0.1%
Republic Services Inc. 3.55%, 06/01/22 (Call 03/01/22) .	10,195	10,516,420
Waste Management Inc.
3.15%, 11/15/27 (Call 08/15/27)	2,575	2,568,026
4.10%, 03/01/45 (Call 09/01/44)(a)	11,599	12,264,678

		25,349,124
Food — 1.2%
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)(a)	15,019	15,321,435
3.20%, 02/10/27 (Call 11/10/26)(a)	4,995	4,968,293
JM Smucker Co. (The)
3.50%, 10/15/21	5,620	5,783,659
3.50%, 03/15/25(a)	20,340	20,668,745
Kellogg Co.
3.25%, 04/01/26(a)	11,032	10,912,502
4.00%, 12/15/20	7,747	8,110,997
Series B, 7.45%, 04/01/31(a)	1,196	1,615,462
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)(a)	32,778	31,269,356
3.50%, 06/06/22(a)	40,209	41,069,746
3.50%, 07/15/22 (Call 05/15/22)	20,990	21,431,636
3.95%, 07/15/25 (Call 04/15/25)(a)	23,865	24,518,331
4.38%, 06/01/46 (Call 12/01/45)(a)	41,565	40,201,672
5.00%, 07/15/35 (Call 01/15/35)(a)	16,493	17,935,255
5.00%, 06/04/42	26,817	28,194,101
5.20%, 07/15/45 (Call 01/15/45)(a)	24,698	26,709,037
6.50%, 02/09/40	12,963	16,147,756
6.88%, 01/26/39	10,551	13,548,639
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	23,065	21,385,762
4.45%, 02/01/47 (Call 08/01/46)(a)	17,919	17,385,856
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)(a)	5,526	5,517,801
3.40%, 08/15/27 (Call 05/15/27)	250	251,570
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	6,005	6,045,701
3.25%, 07/15/27 (Call 04/15/27)	4,415	4,387,720
3.30%, 07/15/26 (Call 04/15/26)(a)	14,671	14,684,290
3.75%, 10/01/25 (Call 07/01/25)(a)	7,678	7,967,851
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)(a)	15,935	16,112,234
3.95%, 08/15/24 (Call 05/15/24)(a)	21,068	22,146,300
4.50%, 06/15/22 (Call 03/15/22)	17,572	18,818,920
4.55%, 06/02/47 (Call 12/02/46)(a)	13,710	14,695,024

		477,805,651
Forest Products & Paper — 0.2%
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)(a)	19,244	18,587,932
3.65%, 06/15/24 (Call 03/15/24)(a)	14,058	14,520,517
4.35%, 08/15/48 (Call 02/15/48)(a)	8,468	8,617,842

Security	Par (000)	Value
Forest Products & Paper (continued)
4.40%, 08/15/47 (Call 02/15/47)(a)	$14,311	$14,633,435
4.75%, 02/15/22 (Call 11/15/21)(a)	7,773	8,404,893
4.80%, 06/15/44 (Call 12/15/43)	9,090	9,788,471
7.30%, 11/15/39	1,050	1,449,542

		76,002,632
Gas — 0.2%
NiSource Finance Corp.
3.49%, 05/15/27 (Call 02/15/27)	6,266	6,323,996
3.95%, 03/30/48 (Call 09/30/47)	3,115	3,117,516
4.38%, 05/15/47 (Call 11/15/46)(a)	25,150	26,754,127
4.80%, 02/15/44 (Call 08/15/43)	7,561	8,419,038
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)(a)	12,260	12,077,299
6.00%, 10/15/39	7,950	10,230,707

		66,922,683
Health Care — Products — 2.2%
Abbott Laboratories 2.55%, 03/15/22(a)	4,559	4,502,777
2.90%, 11/30/21 (Call 10/30/21)(a)	48,341	48,554,658
2.95%, 03/15/25 (Call 12/15/24)	16,542	16,117,387
3.25%, 04/15/23 (Call 01/15/23)(a)	11,626	11,752,415
3.40%, 11/30/23 (Call 09/30/23)(a)	17,700	17,980,830
3.75%, 11/30/26 (Call 08/30/26)(a)	56,619	57,760,830
4.75%, 11/30/36 (Call 05/30/36)(a)	27,942	30,709,323
4.90%, 11/30/46 (Call 05/30/46)(a)	42,904	48,016,883
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)(a)	29,540	29,301,438
3.13%, 11/08/21(a)	7,698	7,746,474
3.36%, 06/06/24 (Call 04/06/24)(a)	44,137	44,060,934
3.70%, 06/06/27 (Call 03/06/27)(a)	40,447	40,366,794
3.73%, 12/15/24 (Call 09/15/24)	20,556	20,902,101
4.67%, 06/06/47 (Call 12/06/46)(a)	17,289	18,205,862
4.69%, 12/15/44 (Call 06/15/44)(a)	13,282	13,990,387
Boston Scientific Corp. 3.85%, 05/15/25	11,402	11,775,217
Medtronic Global Holdings SCA 3.35%, 04/01/27 (Call 01/01/27)	16,674	16,983,966
Medtronic Inc.
3.15%, 03/15/22(a)	42,366	43,428,044
3.50%, 03/15/25	54,741	56,543,862
3.63%, 03/15/24 (Call 12/15/23)	13,678	14,302,384
4.38%, 03/15/35(a)	34,273	37,634,067
4.63%, 03/15/45	57,636	65,737,737
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	6,661	6,683,733
3.38%, 11/01/25 (Call 08/01/25)(a)	11,740	11,989,394
3.50%, 03/15/26 (Call 12/15/25)(a)	13,935	14,329,834
4.63%, 03/15/46 (Call 09/15/45)(a)	12,232	13,678,775
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)(a)	23,507	22,783,699
3.00%, 04/15/23 (Call 02/15/23)	17,140	17,199,729
3.15%, 01/15/23 (Call 10/15/22)(a)	12,868	13,028,788
3.20%, 08/15/27 (Call 05/15/27)	5,325	5,233,321
3.30%, 02/15/22	10,912	11,148,987
3.60%, 08/15/21 (Call 05/15/21)	13,331	13,752,941
4.10%, 08/15/47 (Call 02/15/47)(a)	6,235	6,275,043
4.15%, 02/01/24 (Call 11/01/23)	20,018	21,189,631
4.50%, 03/01/21(a)	10,851	11,484,072

204

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health Care — Products (continued)
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)(a)	$10,150	$10,196,737
3.55%, 04/01/25 (Call 01/01/25)(a)	36,645	36,604,068

		871,953,122
Health Care — Services — 1.5%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)(a)	20,143	19,910,594
2.80%, 06/15/23 (Call 04/15/23)	22,403	22,051,432
3.50%, 11/15/24 (Call 08/15/24)(a)	16,869	17,118,283
3.88%, 08/15/47 (Call 02/15/47)(a)	8,776	8,291,643
6.63%, 06/15/36	9,078	11,900,026
Anthem Inc.
2.95%, 12/01/22 (Call 11/01/22)	7,395	7,403,133
3.13%, 05/15/22	13,231	13,353,548
3.30%, 01/15/23	9,851	9,979,999
3.35%, 12/01/24 (Call 10/01/24)	5,000	5,025,908
3.50%, 08/15/24 (Call 05/15/24)(a)	18,500	18,781,246
3.65%, 12/01/27 (Call 09/01/27)	13,905	14,017,649
4.38%, 12/01/47 (Call 06/01/47)	14,430	14,841,946
4.63%, 05/15/42(a)	17,961	19,212,011
4.65%, 01/15/43(a)	15,373	16,377,318
4.65%, 08/15/44 (Call 02/15/44)(a)	8,973	9,574,650
5.85%, 01/15/36	8,963	10,912,484
6.38%, 06/15/37(a)	360	478,683
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	2,290	2,214,029
3.25%, 04/15/25 (Call 01/15/25)	14,935	14,906,786
3.88%, 10/15/47 (Call 04/15/47)(a)	16,665	16,154,046
4.00%, 02/15/22 (Call 11/15/21)(a)	5,874	6,138,932
Humana Inc. 4.95%, 10/01/44 (Call 04/01/44)	20,375	22,653,734
Kaiser Foundation Hospitals 4.15%, 05/01/47 (Call 11/01/46)	2,300	2,459,863
Laboratory Corp. of America Holdings 3.60%, 02/01/25 (Call 11/01/24)	17,916	18,239,688
4.70%, 02/01/45 (Call 08/01/44)(a)	10,977	11,635,550
UnitedHealth Group Inc.
2.13%, 03/15/21(a)	9,789	9,721,897
2.38%, 10/15/22	14,220	14,038,250
2.88%, 12/15/21(a)	9,514	9,646,638
2.88%, 03/15/22 (Call 12/15/21)	22,851	23,107,068
2.88%, 03/15/23(a)	10,062	10,140,999
2.95%, 10/15/27	10,075	9,949,119
3.10%, 03/15/26(a)	22,868	22,974,414
3.35%, 07/15/22	7,876	8,123,483
3.38%, 04/15/27(a)	1,635	1,671,147
3.45%, 01/15/27(a)	17,008	17,511,886
3.75%, 07/15/25(a)	34,367	36,090,502
3.75%, 10/15/47 (Call 04/15/47)	4,960	4,923,250
4.20%, 01/15/47 (Call 07/15/46)(a)	13,050	13,931,680
4.25%, 03/15/43 (Call 09/15/42)	13,687	14,592,446
4.25%, 04/15/47 (Call 10/15/46)(a)	2,430	2,608,179
4.63%, 07/15/35	6,622	7,558,797
4.75%, 07/15/45(a)	30,566	35,062,292
5.80%, 03/15/36	5,385	6,889,484
6.88%, 02/15/38(a)	10,235	14,648,835

		576,823,547

Security	Par (000)	Value
Housewares — 0.2%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	$13,430	$13,591,410
3.85%, 04/01/23 (Call 02/01/23)(a)	20,402	21,115,801
4.20%, 04/01/26 (Call 01/01/26)(a)	27,606	28,806,706
5.50%, 04/01/46 (Call 10/01/45)(a)	26,959	31,917,313

		95,431,230
Insurance — 1.8%
Aflac Inc. 3.63%, 11/15/24(a)	19,668	20,532,139
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)(a)	20,173	20,616,092
3.75%, 07/10/25 (Call 04/10/25)(a)	19,406	19,869,745
3.88%, 01/15/35 (Call 07/15/34)(a)	24,766	24,267,760
3.90%, 04/01/26 (Call 01/01/26)(a)	24,301	25,075,378
4.13%, 02/15/24	18,895	19,921,781
4.38%, 01/15/55 (Call 07/15/54)	8,511	8,385,007
4.50%, 07/16/44 (Call 01/16/44)	31,950	33,424,269
4.80%, 07/10/45 (Call 01/10/45)(a)	13,854	15,126,707
4.88%, 06/01/22(a)	15,518	16,815,770
6.25%, 05/01/36(a)	10,108	12,780,600
Aon PLC 3.88%, 12/15/25 (Call 09/15/25)(a)	9,888	10,314,830
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22(a)	10,102	10,328,528
4.25%, 01/15/21	4,341	4,597,664
5.75%, 01/15/40	12,318	15,922,736
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)(a)	11,373	11,334,998
2.75%, 03/15/23 (Call 01/15/23)(a)	40,565	40,745,478
3.13%, 03/15/26 (Call 12/15/25)(a)	35,812	36,003,114
4.50%, 02/11/43(a)	8,251	9,285,946
Chubb Corp. (The) 6.00%, 05/11/37	11,926	15,685,344
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)(a)	13,710	13,712,816
2.88%, 11/03/22 (Call 09/03/22)(a)	8,814	8,896,044
3.15%, 03/15/25	9,594	9,661,937
3.35%, 05/03/26 (Call 02/03/26)(a)	18,676	19,028,941
4.35%, 11/03/45 (Call 05/03/45)(a)	24,293	26,675,274
Manulife Financial Corp.
4.15%, 03/04/26	19,525	20,603,543
5.38%, 03/04/46(a)	7,545	9,228,902
MetLife Inc.
3.60%, 04/10/24(a)	31,452	32,779,353
4.05%, 03/01/45	12,789	12,969,949
4.13%, 08/13/42(a)	8,821	9,049,531
4.60%, 05/13/46 (Call 11/13/45)(a)	11,340	12,599,112
4.75%, 02/08/21	13,424	14,385,528
4.88%, 11/13/43(a)	9,065	10,393,241
5.70%, 06/15/35(a)	11,714	14,728,568
5.88%, 02/06/41	11,825	15,091,089
6.38%, 06/15/34	11,488	15,162,468
Series D, 4.37%, 09/15/23	16,421	17,706,112
Prudential Financial Inc.
4.60%, 05/15/44	11,271	12,470,143
5.70%, 12/14/36	4,335	5,386,748
Series D, 6.63%, 12/01/37(a)	11,669	16,151,525
Travelers Companies Inc. (The)
5.35%, 11/01/40	8,080	9,976,036
6.25%, 06/15/37	9,730	13,057,661

		690,748,407

205

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Internet — 1.3%
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	$28,534	$26,732,255
3.38%, 02/25/24	20,326	21,224,777
3.63%, 05/19/21	4,602	4,850,074
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)(b)	32,956	32,524,751
2.50%, 11/29/22 (Call 08/29/22)(a)	25,733	25,677,314
2.80%, 08/22/24 (Call 06/22/24)(b)	35,462	35,227,947
3.15%, 08/22/27 (Call 05/22/27)(b)	37,090	37,064,757
3.30%, 12/05/21 (Call 10/05/21)(a)	12,793	13,233,417
3.80%, 12/05/24 (Call 09/05/24)(a)	17,474	18,405,133
3.88%, 08/22/37 (Call 02/22/37)(b)	35,608	37,020,698
4.05%, 08/22/47 (Call 02/22/47)(a)(b)	50,325	52,420,306
4.25%, 08/22/57 (Call 02/22/57)(a)(b)	26,960	28,273,437
4.80%, 12/05/34 (Call 06/05/34)	22,983	26,531,026
4.95%, 12/05/44 (Call 06/05/44)	24,224	28,460,373
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)(a)	15,880	15,743,718
2.75%, 01/30/23 (Call 12/30/22)	15,396	15,255,031
2.88%, 08/01/21 (Call 06/01/21)(a)	13,092	13,205,284
3.45%, 08/01/24 (Call 05/01/24)	7,640	7,725,361
3.60%, 06/05/27 (Call 03/05/27)(a)	15,355	15,217,573
3.80%, 03/09/22 (Call 02/09/22)	11,005	11,444,626
4.00%, 07/15/42 (Call 01/15/42)	11,962	10,853,219
Expedia Inc. 3.80%, 02/15/28 (Call 11/15/27)(b)	16,000	15,357,413

		492,448,490
Lodging — 0.1%
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	7,275	7,145,687
Series R, 3.13%, 06/15/26 (Call 03/15/26)	13,827	13,578,627

		20,724,314
Machinery — 0.3%
Caterpillar Financial Services Corp. 1.70%, 08/09/21	21,567	21,097,918
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)(a)	9,800	10,162,462
3.80%, 08/15/42(a)	26,122	27,148,733
3.90%, 05/27/21(a)	6,855	7,192,522
5.20%, 05/27/41	13,578	16,713,304
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	15,404	15,438,730
3.90%, 06/09/42 (Call 12/09/41)(a)	9,856	10,378,656
John Deere Capital Corp. 2.80%, 03/06/23	16,818	16,930,800

		125,063,125
Manufacturing — 1.2%
3M Co. 5.70%, 03/15/37(a)	3,406	4,496,095
Eaton Corp.
2.75%, 11/02/22(a)	30,460	30,517,938
4.15%, 11/02/42(a)	9,910	10,126,910
General Electric Co.
2.70%, 10/09/22	48,087	48,061,125
3.10%, 01/09/23	30,060	30,490,474
3.15%, 09/07/22(a)	18,606	18,971,487
3.38%, 03/11/24	4,228	4,343,968
3.45%, 05/15/24 (Call 02/13/24)	1,330	1,376,131
4.13%, 10/09/42	35,206	35,950,600
4.50%, 03/11/44(a)	33,341	36,135,523
4.63%, 01/07/21	16,088	17,092,654
4.65%, 10/17/21	21,537	23,079,665
5.30%, 02/11/21	14,693	15,856,711

Security	Par (000)	Value
Manufacturing (continued)
5.88%, 01/14/38(a)	$38,852	$49,156,094
6.15%, 08/07/37	20,085	26,059,203
6.88%, 01/10/39	30,206	43,054,083
Series A, 6.75%, 03/15/32	40,816	55,273,280
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	16,894	16,426,955
3.90%, 09/01/42 (Call 03/01/42)(a)	12,577	13,078,378

		479,547,274
Media — 4.1%
21st Century Fox America Inc.
3.00%, 09/15/22	12,212	12,325,785
4.50%, 02/15/21	18,193	19,242,138
6.15%, 03/01/37(a)	14,069	17,277,036
6.15%, 02/15/41(a)	21,916	27,087,613
6.20%, 12/15/34	11,744	14,442,359
6.40%, 12/15/35(a)	14,395	18,172,608
6.65%, 11/15/37(a)	15,146	19,673,205
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)(a)	195	195,060
4.00%, 01/15/26 (Call 10/15/25)(a)	9,384	9,525,710
7.88%, 07/30/30	16,090	21,668,461
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	9,896	9,388,830
4.20%, 03/15/28 (Call 12/15/27)	6,283	6,173,048
4.46%, 07/23/22 (Call 05/23/22)(a)	50,781	53,032,614
4.91%, 07/23/25 (Call 04/23/25)	64,273	67,805,753
5.38%, 05/01/47 (Call 11/01/46)(a)	21,966	22,377,862
6.38%, 10/23/35 (Call 04/23/35)(a)	30,990	35,639,538
6.48%, 10/23/45 (Call 04/23/45)	50,812	58,425,873
Comcast Cable Communications Holdings Inc. 9.46%, 11/15/22	13,478	17,677,308
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)(a)	25,013	23,399,499
2.75%, 03/01/23 (Call 02/01/23)(a)	10,041	10,042,165
2.85%, 01/15/23	4,960	4,993,950
3.00%, 02/01/24 (Call 01/01/24)(a)	26,335	26,545,375
3.13%, 07/15/22(a)	14,221	14,571,789
3.15%, 03/01/26 (Call 12/01/25)(a)	33,642	33,682,969
3.15%, 02/15/28 (Call 11/15/27)(a)	12,780	12,679,338
3.20%, 07/15/36 (Call 01/15/36)(a)	14,140	13,337,282
3.30%, 02/01/27 (Call 11/01/26)(a)	15,400	15,498,121
3.38%, 02/15/25 (Call 11/15/24)	10,530	10,753,633
3.38%, 08/15/25 (Call 05/15/25)(a)	16,343	16,697,785
3.40%, 07/15/46 (Call 01/15/46)(a)	27,135	24,672,651
3.60%, 03/01/24(a)	13,187	13,699,117
3.97%, 11/01/47 (Call 05/01/47)(b)	36,654	36,738,356
4.00%, 08/15/47 (Call 02/15/47)(a)	8,556	8,582,417
4.00%, 11/01/49 (Call 05/01/49)(b)	36,283	36,047,966
4.05%, 11/01/52 (Call 05/01/52)(b)	27,812	27,554,194
4.20%, 08/15/34 (Call 02/15/34)(a)	14,181	15,013,243
4.25%, 01/15/33	19,016	20,332,436
4.40%, 08/15/35 (Call 02/15/35)	7,260	7,852,860
4.60%, 08/15/45 (Call 02/15/45)	25,240	27,500,785
4.65%, 07/15/42(a)	15,605	17,090,585
4.75%, 03/01/44	9,232	10,263,489
5.65%, 06/15/35	482	591,590
6.40%, 05/15/38	387	514,911
6.45%, 03/15/37	9,486	12,615,504
6.50%, 11/15/35	1,595	2,129,465

206

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Media (continued)
6.95%, 08/15/37	$12,263	$17,214,317
7.05%, 03/15/33	9,640	13,253,364
Discovery Communications LLC 2.95%, 03/20/23 (Call 02/20/23)(a)	21,380	20,978,306
3.95%, 03/20/28 (Call 12/20/27)(a)	30,915	30,362,935
4.88%, 04/01/43(a)	5,910	5,672,129
5.00%, 09/20/37 (Call 03/20/37)(a)	23,188	23,292,154
5.20%, 09/20/47 (Call 03/20/47)(a)	22,409	22,273,661
6.35%, 06/01/40	9,625	10,958,551
Historic TW Inc. 6.63%, 05/15/29	756	932,801
NBCUniversal Media LLC 2.88%, 01/15/23(a)	9,311	9,376,779
4.38%, 04/01/21(a)	25,404	27,005,384
4.45%, 01/15/43	10,653	11,318,900
5.95%, 04/01/41(a)	2,854	3,649,925
Time Warner Cable LLC 4.00%, 09/01/21 (Call 06/01/21)	14,773	15,138,970
4.50%, 09/15/42 (Call 03/15/42)	28,875	26,556,124
5.50%, 09/01/41 (Call 03/01/41)	13,178	13,469,277
5.88%, 11/15/40 (Call 05/15/40)(a)	13,299	14,274,636
6.55%, 05/01/37	19,186	22,085,772
6.75%, 06/15/39(a)	25,954	30,413,201
7.30%, 07/01/38	24,540	30,296,039
Time Warner Entertainment Co. LP 8.38%, 03/15/23	13,215	16,144,274
8.38%, 07/15/33	10,465	14,215,050
Time Warner Inc. 2.95%, 07/15/26 (Call 04/15/26)	8,660	8,176,698
3.55%, 06/01/24 (Call 03/01/24)(a)	16,843	17,113,734
3.60%, 07/15/25 (Call 04/15/25)	23,296	23,354,235
3.80%, 02/15/27 (Call 11/15/26)(a)	34,127	34,028,567
4.70%, 01/15/21(a)	12,158	12,888,618
4.75%, 03/29/21(a)	7,295	7,769,800
4.85%, 07/15/45 (Call 01/15/45)(a)	12,780	13,143,312
6.10%, 07/15/40	21,381	25,366,038
6.25%, 03/29/41(a)	14,896	17,934,595
6.50%, 11/15/36	53	65,209
7.63%, 04/15/31	6,904	9,373,039
Viacom Inc. 4.25%, 09/01/23 (Call 06/01/23)	16,239	16,394,987
4.38%, 03/15/43	20,039	16,755,363
5.85%, 09/01/43 (Call 03/01/43)(a)	17,186	17,168,884
6.88%, 04/30/36(a)	20,031	22,225,426
Walt Disney Co. (The) 1.85%, 07/30/26(a)	23,992	21,882,290
2.30%, 02/12/21(a)	9,270	9,275,162
2.35%, 12/01/22(a)	27,686	27,335,863
2.75%, 08/16/21(a)	6,468	6,550,336
2.95%, 06/15/27(a)	15,615	15,454,376
3.00%, 02/13/26(a)	19,320	19,324,900
3.15%, 09/17/25(a)	15,611	15,869,493
4.13%, 06/01/44(a)	5,827	6,208,657

		1,616,074,407
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp. 2.50%, 01/15/23 (Call 10/15/22)(a)	12,642	12,568,656
3.25%, 06/15/25 (Call 03/15/25)(a)	6,537	6,652,524

		19,221,180

Security	Par (000)	Value
Mining — 0.6%
Barrick Gold Corp. 5.25%, 04/01/42	$7,421	$8,521,424
Barrick North America Finance LLC 5.70%, 05/30/41	19,767	23,712,560
5.75%, 05/01/43(a)	12,701	15,645,046
Barrick PD Australia Finance Pty Ltd. 5.95%, 10/15/39	12,633	15,490,540
BHP Billiton Finance USA Ltd. 2.88%, 02/24/22(a)	2,907	2,950,837
4.13%, 02/24/42	13,356	14,012,660
5.00%, 09/30/43(a)	31,618	37,439,750
Newmont Mining Corp. 3.50%, 03/15/22 (Call 12/15/21)	7,472	7,632,050
4.88%, 03/15/42 (Call 09/15/41)(a)	17,536	19,053,359
6.25%, 10/01/39(a)	13,769	17,342,327
Rio Tinto Alcan Inc. 6.13%, 12/15/33(a)	4,265	5,382,240
Rio Tinto Finance USA Ltd. 3.75%, 06/15/25 (Call 03/15/25)	19,065	20,039,603
5.20%, 11/02/40(a)	18,285	21,874,815
7.13%, 07/15/28(a)	5,338	7,096,298
Rio Tinto Finance USA PLC 2.88%, 08/21/22 (Call 05/21/22)(a)	35	35,282
4.13%, 08/21/42 (Call 02/21/42)	13,474	14,139,459

		230,368,250
Office & Business Equipment — 0.0%
Xerox Corp. 3.63%, 03/15/23 (Call 02/15/23)(a)	5,650	5,484,880
4.50%, 05/15/21(a)	3,782	3,912,552

		9,397,432
Oil & Gas — 6.3%
Anadarko Finance Co. 7.50%, 05/01/31	9,725	12,419,324
Anadarko Petroleum Corp. 4.85%, 03/15/21 (Call 02/15/21)(a)	8,380	8,857,899
5.55%, 03/15/26 (Call 12/15/25)(a)	22,400	24,845,757
6.20%, 03/15/40(a)	8,451	9,982,614
6.45%, 09/15/36	19,894	23,937,123
6.60%, 03/15/46 (Call 09/15/45)(a)	22,426	28,203,086
Apache Corp. 3.25%, 04/15/22 (Call 01/15/22)	17,045	17,150,769
4.25%, 01/15/44 (Call 07/15/43)	13,404	12,735,284
4.75%, 04/15/43 (Call 10/15/42)	30,316	30,709,162
5.10%, 09/01/40 (Call 03/01/40)	14,974	15,728,122
6.00%, 01/15/37	7,496	8,709,184
BP Capital Markets PLC 2.11%, 09/16/21 (Call 08/16/21)	12,615	12,455,199
2.50%, 11/06/22(a)	14,799	14,675,692
2.75%, 05/10/23(a)	24,871	24,847,248
3.02%, 01/16/27 (Call 10/16/26)(a)	23,744	23,344,835
3.06%, 03/17/22(a)	14,740	15,022,620
3.12%, 05/04/26 (Call 02/04/26)	22,707	22,731,251
3.22%, 11/28/23 (Call 09/28/23)	23,246	23,722,043
3.22%, 04/14/24 (Call 02/14/24)(a)	7,765	7,900,303
3.25%, 05/06/22(a)	19,956	20,491,573
3.28%, 09/19/27 (Call 06/19/27)(a)	8,178	8,194,426
3.51%, 03/17/25(a)	14,419	14,812,247
3.54%, 11/04/24(a)	7,078	7,305,933
3.56%, 11/01/21(a)	16,705	17,376,284
3.59%, 04/14/27 (Call 01/14/27)(a)	5,941	6,103,346
3.72%, 11/28/28 (Call 08/28/28)(a)	6,145	6,374,915
3.81%, 02/10/24(a)	14,555	15,331,669
3.99%, 09/26/23(a)	14,066	14,915,565

207

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas (continued)
4.50%, 10/01/20	$8,077	$8,561,892
4.74%, 03/11/21(a)	18,448	19,792,107
Canadian Natural Resources Ltd. 2.95%, 01/15/23 (Call 12/15/22)	19,059	18,946,710
3.85%, 06/01/27 (Call 03/01/27)(a)	23,125	23,336,439
4.95%, 06/01/47 (Call 12/01/46)(a)	13,525	14,571,478
6.25%, 03/15/38(a)	16,083	19,667,288
Cenovus Energy Inc. 4.25%, 04/15/27 (Call 01/15/27)(a)(b)	21,725	21,527,385
5.25%, 06/15/37 (Call 12/15/36)(b)	1,875	1,908,095
5.40%, 06/15/47 (Call 12/15/46)(b)	18,385	18,771,023
6.75%, 11/15/39	5,000	5,864,756
Chevron Corp. 2.10%, 05/16/21 (Call 04/15/21)	18,123	17,983,029
2.36%, 12/05/22 (Call 09/05/22)(a)	26,138	25,860,030
2.57%, 05/16/23 (Call 03/16/23)	18,285	18,217,227
2.90%, 03/03/24 (Call 01/03/24)	33,815	34,088,404
2.95%, 05/16/26 (Call 02/16/26)(a)	27,593	27,433,507
3.19%, 06/24/23 (Call 03/24/23)(a)	37,105	38,070,331
3.33%, 11/17/25 (Call 08/17/25)	1,884	1,929,479
Concho Resources Inc. 3.75%, 10/01/27 (Call 07/01/27)(a)	18,393	18,470,911
4.88%, 10/01/47 (Call 04/01/47)	17,975	19,003,296
ConocoPhillips 6.50%, 02/01/39(a)	39,971	54,185,955
ConocoPhillips Co. 2.40%, 12/15/22 (Call 09/15/22)	14,741	14,554,860
2.88%, 11/15/21 (Call 09/15/21)(a)	6,576	6,650,747
3.35%, 11/15/24 (Call 08/15/24)	18,606	19,044,783
4.20%, 03/15/21 (Call 02/15/21)(a)	12,274	12,932,291
4.30%, 11/15/44 (Call 05/15/44)(a)	7,513	7,939,477
4.95%, 03/15/26 (Call 12/15/25)(a)	22,151	24,928,310
ConocoPhillips Holding Co. 6.95%, 04/15/29	18,726	24,327,806
Devon Energy Corp. 3.25%, 05/15/22 (Call 02/15/22)(a)	11,500	11,691,263
4.75%, 05/15/42 (Call 11/15/41)	13,218	13,689,177
5.00%, 06/15/45 (Call 12/15/44)	14,480	15,665,638
5.60%, 07/15/41 (Call 01/15/41)	19,933	22,807,052
5.85%, 12/15/25 (Call 09/15/25)(a)	955	1,109,099
7.95%, 04/15/32	5,834	7,846,419
Devon Financing Co. LLC 7.88%, 09/30/31	1,815	2,449,690
Encana Corp. 6.50%, 08/15/34	12,825	15,631,359
EOG Resources Inc. 2.63%, 03/15/23 (Call 12/15/22)(a)	15,015	14,726,238
4.10%, 02/01/21	4,831	5,057,020
4.15%, 01/15/26 (Call 10/15/25)(a)	4,710	4,973,342
EQT Corp. 3.00%, 10/01/22 (Call 09/01/22)	16,915	16,739,219
3.90%, 10/01/27 (Call 07/01/27)	17,003	16,690,330
4.88%, 11/15/21	5,250	5,610,085
Exxon Mobil Corp. 2.22%, 03/01/21 (Call 02/01/21)	31,228	31,222,673
2.40%, 03/06/22 (Call 01/06/22)	21,083	21,082,424
2.71%, 03/06/25 (Call 12/06/24)(a)	32,395	32,267,571
2.73%, 03/01/23 (Call 01/01/23)(a)	13,179	13,276,692
3.04%, 03/01/26 (Call 12/01/25)(a)	30,315	30,694,886
3.18%, 03/15/24 (Call 12/15/23)(a)	7,865	8,085,119
3.57%, 03/06/45 (Call 09/06/44)(a)	15,175	14,905,700
4.11%, 03/01/46 (Call 09/01/45)(a)	39,466	42,394,523

Security	Par (000)	Value
Oil & Gas (continued)
Hess Corp. 4.30%, 04/01/27 (Call 01/01/27)(a)	$10,272	$10,203,132
5.60%, 02/15/41	21,312	22,284,055
6.00%, 01/15/40	10,278	11,091,424
Husky Energy Inc. 4.00%, 04/15/24 (Call 01/15/24)(a)	5,303	5,503,177
Marathon Oil Corp. 2.80%, 11/01/22 (Call 08/01/22)(a)	15,605	15,350,294
3.85%, 06/01/25 (Call 03/01/25)(a)	11,562	11,671,064
4.40%, 07/15/27 (Call 04/15/27)(a)	9,265	9,539,436
6.60%, 10/01/37	16,061	19,292,044
Marathon Petroleum Corp. 3.63%, 09/15/24 (Call 06/15/24)	5,335	5,422,050
4.75%, 09/15/44 (Call 03/15/44)	16,417	16,637,594
5.13%, 03/01/21(a)	11,270	12,100,041
6.50%, 03/01/41 (Call 09/01/40)	14,055	17,363,876
Noble Energy Inc. 4.15%, 12/15/21 (Call 09/15/21)	11,578	12,100,790
5.05%, 11/15/44 (Call 05/15/44)	18,634	19,515,586
5.25%, 11/15/43 (Call 05/15/43)	9,855	10,663,960
6.00%, 03/01/41 (Call 09/01/40)	12,481	14,552,844
Occidental Petroleum Corp. 2.70%, 02/15/23 (Call 11/15/22)	16,666	16,682,911
3.00%, 02/15/27 (Call 11/15/26)(a)	12,896	12,750,390
3.13%, 02/15/22 (Call 11/15/21)	10,140	10,378,871
3.40%, 04/15/26 (Call 01/15/26)(a)	18,650	19,015,644
3.50%, 06/15/25 (Call 03/15/25)(a)	14,332	14,707,480
4.10%, 02/15/47 (Call 08/15/46)(a)	15,693	16,208,956
4.40%, 04/15/46 (Call 10/15/45)(a)	20,678	22,178,629
4.63%, 06/15/45 (Call 12/15/44)	12,160	13,470,591
Series 1, 4.10%, 02/01/21 (Call 11/01/20)	13,010	13,699,386
Petro-Canada 6.80%, 05/15/38(a)	15,709	21,236,829
Phillips 66 4.30%, 04/01/22	27,589	29,319,087
4.65%, 11/15/34 (Call 05/15/34)	13,108	14,082,420
4.88%, 11/15/44 (Call 05/15/44)(a)	27,318	29,993,145
5.88%, 05/01/42(a)	16,397	20,508,428
Shell International Finance BV 1.75%, 09/12/21	13,673	13,350,101
1.88%, 05/10/21	20,615	20,304,913
2.25%, 11/10/20	3,520	3,521,530
2.25%, 01/06/23(a)	10,857	10,640,190
2.38%, 08/21/22	16,031	15,904,193
2.50%, 09/12/26	14,723	14,081,754
2.88%, 05/10/26	32,995	32,499,164
3.25%, 05/11/25	41,665	42,479,797
3.40%, 08/12/23(a)	11,333	11,735,580
3.75%, 09/12/46(a)	26,395	25,788,873
4.00%, 05/10/46	35,972	36,773,431
4.13%, 05/11/35(a)	18,668	19,970,769
4.38%, 05/11/45(a)	36,013	38,923,715
4.55%, 08/12/43(a)	16,465	18,122,686
5.50%, 03/25/40	12,136	14,905,492
6.38%, 12/15/38(a)	38,388	52,092,359
Statoil ASA 2.45%, 01/17/23(a)	32,732	32,405,475
2.65%, 01/15/24	16,149	15,992,211
2.75%, 11/10/21	380	383,279
3.15%, 01/23/22(a)	4,379	4,487,687
3.70%, 03/01/24(a)	11,290	11,840,614
3.95%, 05/15/43	5,207	5,298,659

208

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas (continued)
4.80%, 11/08/43(a)	$10,911	$12,421,351
5.10%, 08/17/40	9,817	11,534,931
Suncor Energy Inc. 3.60%, 12/01/24 (Call 09/01/24)	13,984	14,343,608
4.00%, 11/15/47 (Call 05/15/47)	430	429,164
6.50%, 06/15/38(a)	17,275	22,701,867
6.85%, 06/01/39	12,717	17,413,018
Total Capital Canada Ltd. 2.75%, 07/15/23(a)	18,292	18,418,672
Total Capital International SA 2.70%, 01/25/23(a)	12,857	12,904,203
2.75%, 06/19/21(a)	10,065	10,201,472
2.88%, 02/17/22(a)	7,352	7,463,618
3.70%, 01/15/24(a)	15,845	16,720,468
3.75%, 04/10/24(a)	16,611	17,497,629
Valero Energy Corp. 3.40%, 09/15/26 (Call 06/15/26)	28,028	27,760,086
6.63%, 06/15/37	16,086	20,657,738
7.50%, 04/15/32	11,156	14,771,216

		2,450,332,255
Oil & Gas Services — 0.6%
Baker Hughes a GE Co. LLC 5.13%, 09/15/40	9,647	11,188,784
Halliburton Co. 3.50%, 08/01/23 (Call 05/01/23)	18,911	19,480,015
3.80%, 11/15/25 (Call 08/15/25)(a)	25,542	26,263,452
4.75%, 08/01/43 (Call 02/01/43)	15,566	16,359,782
4.85%, 11/15/35 (Call 05/15/35)	19,948	21,745,738
5.00%, 11/15/45 (Call 05/15/45)(a)	32,846	35,898,310
6.70%, 09/15/38	10,482	13,646,724
7.45%, 09/15/39	7,934	11,121,795
National Oilwell Varco Inc. 2.60%, 12/01/22 (Call 09/01/22)	26,362	25,791,281
3.95%, 12/01/42 (Call 06/01/42)(a)	10,559	9,213,588
Schlumberger Investment SA 3.65%, 12/01/23 (Call 09/01/23)(a)	24,892	26,120,114

		216,829,583
Pharmaceuticals — 5.6%
AbbVie Inc. 2.30%, 05/14/21 (Call 04/14/21)(a)	33,395	33,076,826
2.85%, 05/14/23 (Call 03/14/23)	19,410	19,349,091
2.90%, 11/06/22(a)	41,380	41,398,737
3.20%, 11/06/22 (Call 09/06/22)(a)	7,553	7,668,172
3.20%, 05/14/26 (Call 02/14/26)(a)	22,670	22,404,108
3.60%, 05/14/25 (Call 02/14/25)	61,963	63,287,329
4.30%, 05/14/36 (Call 11/14/35)(a)	16,281	17,033,999
4.40%, 11/06/42(a)	27,656	28,823,421
4.45%, 05/14/46 (Call 11/14/45)(a)	29,659	31,268,825
4.50%, 05/14/35 (Call 11/14/34)	31,705	33,878,302
4.70%, 05/14/45 (Call 11/14/44)(a)	41,215	44,771,121
Actavis Inc. 3.25%, 10/01/22 (Call 07/01/22)	30,618	30,814,623
Allergan Funding SCS 3.45%, 03/15/22 (Call 01/15/22)(a)	44,055	44,794,609
3.80%, 03/15/25 (Call 12/15/24)(a)	69,413	69,988,219
3.85%, 06/15/24 (Call 03/15/24)(a)	17,256	17,648,029
4.55%, 03/15/35 (Call 09/15/34)	41,555	43,142,642
4.75%, 03/15/45 (Call 09/15/44)	14,486	15,158,453
4.85%, 06/15/44 (Call 12/15/43)	21,556	22,704,797
AstraZeneca PLC 2.38%, 06/12/22 (Call 05/12/22)(a)	14,060	13,854,467
3.13%, 06/12/27 (Call 03/12/27)(a)	12,620	12,398,309

Security	Par (000)	Value
Pharmaceuticals (continued)
3.38%, 11/16/25(a)	$30,345	$30,660,934
4.00%, 09/18/42	18,872	18,862,541
4.38%, 11/16/45(a)	19,733	20,963,826
6.45%, 09/15/37(a)	39,422	52,642,948
Bristol-Myers Squibb Co. 2.00%, 08/01/22(a)	2,894	2,833,563
3.25%, 02/27/27(a)	18,215	18,589,468
Cardinal Health Inc. 2.62%, 06/15/22 (Call 05/15/22)	14,036	13,790,733
3.08%, 06/15/24 (Call 04/15/24)(a)	11,733	11,527,738
3.41%, 06/15/27 (Call 03/15/27)(a)	31,308	30,663,813
Eli Lilly & Co. 2.35%, 05/15/22	13,160	13,140,169
2.75%, 06/01/25 (Call 03/01/25)	7,103	7,064,441
3.10%, 05/15/27 (Call 02/15/27)(a)	12,370	12,447,009
3.70%, 03/01/45 (Call 09/01/44)	13,188	13,285,618
3.95%, 05/15/47 (Call 11/15/46)(a)	8,506	8,930,497
Express Scripts Holding Co. 3.00%, 07/15/23 (Call 05/15/23)(a)	22,768	22,474,841
3.40%, 03/01/27 (Call 12/01/26)(a)	20,095	19,611,587
3.50%, 06/15/24 (Call 03/15/24)(a)	15,328	15,399,268
3.90%, 02/15/22(a)	12,242	12,691,714
4.50%, 02/25/26 (Call 11/27/25)(a)	21,207	22,351,410
4.75%, 11/15/21	22,121	23,605,706
4.80%, 07/15/46 (Call 01/15/46)(a)	21,383	22,248,659
GlaxoSmithKline Capital Inc. 2.80%, 03/18/23(a)	21,509	21,753,265
6.38%, 05/15/38	31,143	42,838,735
GlaxoSmithKline Capital PLC 2.85%, 05/08/22(a)	26,615	26,961,722
Johnson & Johnson 1.65%, 03/01/21 (Call 02/01/21)(a)	6,635	6,526,753
2.25%, 03/03/22 (Call 02/03/22)(a)	11,880	11,844,758
2.45%, 03/01/26 (Call 12/01/25)(a)	37,144	36,153,659
2.63%, 01/15/25 (Call 11/15/24)	8,000	7,962,347
2.90%, 01/15/28 (Call 10/15/27)	10,000	9,989,551
2.95%, 03/03/27 (Call 12/03/26)(a)	15,900	16,002,339
3.38%, 12/05/23(a)	6,409	6,715,071
3.40%, 01/15/38 (Call 07/15/37)	10,000	10,037,029
3.50%, 01/15/48 (Call 07/15/47)	10,000	9,976,756
3.55%, 03/01/36 (Call 09/01/35)(a)	13,816	14,138,637
3.63%, 03/03/37 (Call 09/03/36)	29,653	30,666,320
3.70%, 03/01/46 (Call 09/01/45)(a)	27,149	27,953,495
3.75%, 03/03/47 (Call 09/03/46)(a)	9,920	10,305,123
4.38%, 12/05/33 (Call 06/05/33)	10,298	11,604,960
5.95%, 08/15/37(a)	14,234	19,312,002
McKesson Corp. 3.80%, 03/15/24 (Call 12/15/23)(a)	4,056	4,183,691
4.88%, 03/15/44 (Call 09/15/43)(a)	15,249	16,382,065
Mead Johnson Nutrition Co. 3.00%, 11/15/20	5,095	5,170,614
4.13%, 11/15/25 (Call 08/15/25)	10,155	10,770,549
Merck & Co. Inc. 2.35%, 02/10/22	11,980	11,960,240
2.40%, 09/15/22 (Call 06/15/22)	14,021	13,938,492
2.75%, 02/10/25 (Call 11/10/24)(a)	35,983	35,728,575
2.80%, 05/18/23(a)	26,693	26,935,020
3.70%, 02/10/45 (Call 08/10/44)(a)	30,231	30,476,551
3.88%, 01/15/21 (Call 10/15/20)	14,294	14,947,413
4.15%, 05/18/43(a)	20,470	22,069,737

209

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pharmaceuticals (continued)
Mylan NV 3.15%, 06/15/21 (Call 05/15/21)(a)	$34,780	$34,951,556
3.95%, 06/15/26 (Call 03/15/26)(a)	33,193	33,099,738
3.95%, 06/15/26 (Call 03/15/26)(b)	1,950	1,944,423
5.25%, 06/15/46 (Call 12/15/45)(a)	8,325	8,846,254
Novartis Capital Corp. 2.40%, 05/17/22 (Call 04/17/22)(a)	5,086	5,066,166
2.40%, 09/21/22(a)	15,245	15,130,887
3.00%, 11/20/25 (Call 08/20/25)	26,685	26,838,449
3.10%, 05/17/27 (Call 02/17/27)(a)	18,540	18,775,975
3.40%, 05/06/24	28,518	29,583,652
4.00%, 11/20/45 (Call 05/20/45)(a)	18,716	19,816,460
4.40%, 05/06/44(a)	23,269	26,066,532
Pfizer Inc. 1.95%, 06/03/21(a)	14,327	14,188,974
2.20%, 12/15/21(a)	15,238	15,173,760
2.75%, 06/03/26(a)	18,340	18,008,382
3.00%, 06/15/23(a)	14,264	14,568,956
3.00%, 12/15/26(a)	28,070	28,190,504
3.40%, 05/15/24(a)	14,427	14,999,570
4.00%, 12/15/36(a)	9,585	10,292,990
4.13%, 12/15/46(a)	14,620	15,620,486
4.30%, 06/15/43(a)	10,910	11,882,146
4.40%, 05/15/44	11,851	13,127,740
7.20%, 03/15/39	41,438	62,396,483
Sanofi 4.00%, 03/29/21(a)	19,996	21,095,140
Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/21 (Call 08/23/21)(a)	54,300	53,371,617
2.88%, 09/23/23 (Call 07/23/23)(a)	35,327	34,541,324
3.20%, 09/23/26 (Call 06/23/26)(a)	38,652	37,175,246
Wyeth LLC 5.95%, 04/01/37(a)	23,385	30,848,346
6.50%, 02/01/34	8,801	11,849,328
Zoetis Inc. 3.00%, 09/12/27 (Call 06/12/27)(a)	10,697	10,386,021
3.25%, 02/01/23 (Call 11/01/22)(a)	18,594	18,911,334
3.95%, 09/12/47 (Call 03/12/47)	1,810	1,805,765
4.50%, 11/13/25 (Call 08/13/25)	9,920	10,812,792
4.70%, 02/01/43 (Call 08/01/42)	12,940	14,181,152

		2,204,104,179
Pipelines — 3.0%
Columbia Pipeline Group Inc. 4.50%, 06/01/25 (Call 03/01/25)	14,876	15,798,715
Enbridge Inc. 4.25%, 12/01/26 (Call 09/01/26)	15,330	16,022,366
5.50%, 12/01/46 (Call 05/29/46)(a)	7,936	9,156,727
Energy Transfer LP 3.60%, 02/01/23 (Call 11/01/22)	14,179	14,208,275
4.05%, 03/15/25 (Call 12/15/24)	22,675	22,687,324
4.65%, 06/01/21 (Call 03/01/21)	8,008	8,411,561
4.75%, 01/15/26 (Call 10/15/25)(a)	18,169	18,895,008
5.15%, 03/15/45 (Call 09/15/44)(a)	16,385	15,702,232
5.20%, 02/01/22 (Call 11/01/21)	9,735	10,422,755
5.30%, 04/15/47 (Call 10/15/46)(a)	12,875	12,548,817
6.13%, 12/15/45 (Call 06/15/45)	12,361	13,251,679
6.50%, 02/01/42 (Call 08/01/41)(a)	14,167	15,811,163
Energy Transfer LP/Regency Energy Finance Corp. 5.88%, 03/01/22 (Call 12/01/21)	15,994	17,544,502
EnLink Midstream Partners LP 4.15%, 06/01/25 (Call 03/01/25)	1,025	1,033,802

Security	Par (000)	Value
Pipelines (continued)
Enterprise Products Operating LLC 3.35%, 03/15/23 (Call 12/15/22)(a)	$2,857	$2,910,878
3.70%, 02/15/26 (Call 11/15/25)(a)	11,220	11,434,657
3.75%, 02/15/25 (Call 11/15/24)	18,422	18,926,418
3.90%, 02/15/24 (Call 11/15/23)	9,155	9,505,346
3.95%, 02/15/27 (Call 11/15/26)(a)	10	10,378
4.45%, 02/15/43 (Call 08/15/42)	20,215	20,379,597
4.85%, 08/15/42 (Call 02/15/42)	6,787	7,217,288
4.85%, 03/15/44 (Call 09/15/43)	15,357	16,327,275
4.90%, 05/15/46 (Call 11/15/45)	18,162	19,554,531
5.10%, 02/15/45 (Call 08/15/44)	15,889	17,527,524
5.20%, 09/01/20(a)	12,058	12,915,852
5.95%, 02/01/41	8,304	10,092,349
Kinder Morgan Energy Partners LP 3.50%, 03/01/21 (Call 01/01/21)	11,817	12,026,808
3.95%, 09/01/22 (Call 06/01/22)	14,164	14,634,980
5.50%, 03/01/44 (Call 09/01/43)	12,184	12,828,344
6.95%, 01/15/38	11,008	13,441,421
Kinder Morgan Inc./DE 3.15%, 01/15/23 (Call 12/15/22)	15,842	15,741,879
4.30%, 06/01/25 (Call 03/01/25)	39,671	41,016,799
5.05%, 02/15/46 (Call 08/15/45)	19,484	19,589,204
5.30%, 12/01/34 (Call 06/01/34)	11,079	11,683,089
5.55%, 06/01/45 (Call 12/01/44)(a)	23,890	25,421,640
7.75%, 01/15/32	11,449	14,648,709
MPLX LP 4.13%, 03/01/27 (Call 12/01/26)	27,341	27,773,874
4.50%, 07/15/23 (Call 04/15/23)(a)	26,605	28,156,766
4.88%, 12/01/24 (Call 09/01/24)(a)	12,963	13,904,267
4.88%, 06/01/25 (Call 03/01/25)(a)	9,653	10,339,521
5.20%, 03/01/47 (Call 09/01/46)(a)	14,594	15,410,549
ONEOK Partners LP 3.38%, 10/01/22 (Call 07/01/22)	6,367	6,422,068
Plains All American Pipeline LP/PAA Finance Corp. 3.60%, 11/01/24 (Call 08/01/24)	5,659	5,493,619
3.65%, 06/01/22 (Call 03/01/22)	14,742	14,812,555
4.50%, 12/15/26 (Call 09/15/26)(a)	10,555	10,600,932
4.65%, 10/15/25 (Call 07/15/25)(a)	16,901	17,245,480
Sabine Pass Liquefaction LLC 4.20%, 03/15/28 (Call 09/15/27)	15,572	15,706,463
5.00%, 03/15/27 (Call 09/15/26)(a)	30,162	32,053,326
5.63%, 02/01/21 (Call 11/01/20)(a)	17,890	19,237,856
5.63%, 04/15/23 (Call 01/15/23)(a)	21,825	23,936,741
5.63%, 03/01/25 (Call 12/01/24)(a)	26,700	29,416,055
5.75%, 05/15/24 (Call 02/15/24)(a)	39,415	43,803,040
5.88%, 06/30/26 (Call 12/31/25)(a)	17,124	19,201,967
6.25%, 03/15/22 (Call 12/15/21)(a)	22,966	25,657,188
Spectra Energy Partners LP 4.75%, 03/15/24 (Call 12/15/23)	18,280	19,751,697
Sunoco Logistics Partners Operations LP 4.00%, 10/01/27 (Call 07/01/27)(a)	5,810	5,689,888
5.35%, 05/15/45 (Call 11/15/44)	7,915	7,765,728
5.40%, 10/01/47 (Call 04/01/47)(a)	22,500	22,319,878
TransCanada PipeLines Ltd. 2.50%, 08/01/22(a)	11,977	11,863,566
3.80%, 10/01/20	5,773	5,985,342
4.63%, 03/01/34 (Call 12/01/33)	19,474	21,469,045
4.88%, 01/15/26 (Call 10/15/25)(a)	7,976	8,935,041
6.10%, 06/01/40(a)	8,997	11,743,401
6.20%, 10/15/37	13,265	17,363,285
7.63%, 01/15/39(a)	15,675	23,357,937

210

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pipelines (continued)
Transcontinental Gas Pipe Line Co. LLC 7.85%, 02/01/26 (Call 11/01/25)(a)	$16,472	$21,236,399
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	9,466	9,597,868
3.60%, 03/15/22 (Call 01/15/22)	19,224	19,656,540
3.75%, 06/15/27 (Call 03/15/27)(a)	14,645	14,514,635
3.90%, 01/15/25 (Call 10/15/24)	5,601	5,700,364
4.00%, 09/15/25 (Call 06/15/25)(a)	19,520	19,899,953
4.30%, 03/04/24 (Call 12/04/23)	14,800	15,471,451
5.10%, 09/15/45 (Call 03/15/45)	18,229	19,554,354
6.30%, 04/15/40	16,809	20,313,088
Williams Partners LP/ACMP Finance Corp. 4.88%, 03/15/24 (Call 03/15/19)	8,470	8,861,737

		1,189,553,356
Real Estate — 0.1%
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	11,075	11,585,102
4.25%, 08/15/23 (Call 05/15/23)(a)	8,357	8,985,146

		20,570,248
Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.
3.30%, 02/15/21 (Call 01/15/21)	12,234	12,474,424
3.38%, 10/15/26 (Call 07/15/26)(a)	14,017	13,755,210
3.50%, 01/31/23(a)	12,276	12,532,688
3.55%, 07/15/27 (Call 04/15/27)(a)	17,850	17,674,222
4.00%, 06/01/25 (Call 03/01/25)(a)	20,812	21,461,782
4.70%, 03/15/22	375	401,705
5.00%, 02/15/24(a)	5,966	6,533,528
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)(a)	22,964	21,673,977
3.65%, 02/01/26 (Call 11/03/25)(a)	18,275	18,501,546
3.85%, 02/01/23 (Call 11/01/22)	6,308	6,586,966
4.13%, 05/15/21 (Call 02/15/21)	5,306	5,565,229
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 04/15/23	19,735	20,388,280
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	460	450,454
3.20%, 09/01/24 (Call 07/01/24)	2,625	2,587,281
3.40%, 02/15/21 (Call 01/15/21)	5,135	5,253,040
3.65%, 09/01/27 (Call 06/01/27)(a)	13,770	13,651,435
3.70%, 06/15/26 (Call 03/15/26)	14,865	14,841,274
4.45%, 02/15/26 (Call 11/15/25)	12,523	13,126,959
4.88%, 04/15/22(a)	29,323	31,499,772
5.25%, 01/15/23	25,643	28,142,557
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)(a)	7,823	8,416,912
4.63%, 12/15/21 (Call 09/15/21)(a)	4,611	4,952,092
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)	13,415	13,732,713
4.00%, 06/01/25 (Call 03/01/25)(a)	12,695	13,029,509
4.25%, 11/15/23 (Call 08/15/23)	7,602	7,982,237
5.38%, 02/01/21 (Call 11/03/20)(a)	2,097	2,258,846
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)(a)	11,610	11,488,941
3.30%, 01/15/26 (Call 10/15/25)(a)	20,797	20,764,806
3.38%, 10/01/24 (Call 07/01/24)	18,644	19,012,804
3.38%, 06/15/27 (Call 03/15/27)(a)	741	741,606
4.38%, 03/01/21 (Call 12/01/20)(a)	11,054	11,693,224
Welltower Inc. 4.00%, 06/01/25 (Call 03/01/25)(a)	22,509	23,247,045

Security	Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
Weyerhaeuser Co. 7.38%, 03/15/32	$16,206	$22,273,609

		426,696,673
Retail — 3.5%
Costco Wholesale Corp.
2.15%, 05/18/21 (Call 04/18/21)(a)	9,983	9,934,437
2.30%, 05/18/22 (Call 04/18/22)(a)	7,265	7,218,707
2.75%, 05/18/24 (Call 03/18/24)(a)	15,861	15,820,359
3.00%, 05/18/27 (Call 02/18/27)(a)	19,538	19,417,634
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	20,630	20,174,452
2.75%, 12/01/22 (Call 09/01/22)(a)	21,365	20,990,602
2.88%, 06/01/26 (Call 03/01/26)(a)	30,109	28,464,498
3.50%, 07/20/22 (Call 05/20/22)(a)	29,037	29,570,715
3.88%, 07/20/25 (Call 04/20/25)(a)	47,628	48,538,552
4.00%, 12/05/23 (Call 09/05/23)(a)	8,836	9,173,461
4.88%, 07/20/35 (Call 01/20/35)	128	138,251
5.13%, 07/20/45 (Call 01/20/45)(a)	51,019	56,289,615
5.30%, 12/05/43 (Call 06/05/43)(a)	8,807	9,893,034
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)(a)	17,272	17,113,566
2.13%, 09/15/26 (Call 06/15/26)(a)	14,388	13,441,290
2.63%, 06/01/22 (Call 05/01/22)(a)	16,860	16,959,587
2.70%, 04/01/23 (Call 01/01/23)	19,664	19,744,449
2.80%, 09/14/27 (Call 06/14/27)(a)	10,115	9,902,440
3.00%, 04/01/26 (Call 01/01/26)(a)	20,872	20,835,278
3.35%, 09/15/25 (Call 06/15/25)(a)	26,571	27,391,077
3.50%, 09/15/56 (Call 03/15/56)	17,357	16,118,302
3.75%, 02/15/24 (Call 11/15/23)(a)	6,183	6,510,820
3.90%, 06/15/47 (Call 12/15/46)(a)	10,490	10,736,536
4.20%, 04/01/43 (Call 10/01/42)	8,128	8,673,227
4.25%, 04/01/46 (Call 10/01/45)	23,904	25,796,006
4.40%, 04/01/21 (Call 01/01/21)(a)	11,693	12,448,597
4.40%, 03/15/45 (Call 09/15/44)	18,667	20,604,011
4.88%, 02/15/44 (Call 08/15/43)	13,358	15,628,188
5.88%, 12/16/36(a)	39,917	53,018,701
5.95%, 04/01/41 (Call 10/01/40)(a)	13,802	18,245,743
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)(a)	22,598	21,520,799
3.10%, 05/03/27 (Call 02/03/27)(a)	20,420	20,270,358
3.12%, 04/15/22 (Call 01/15/22)(a)	8,159	8,353,071
3.38%, 09/15/25 (Call 06/15/25)	9,832	10,050,373
3.70%, 04/15/46 (Call 10/15/45)	19,459	19,001,336
4.05%, 05/03/47 (Call 11/03/46)(a)	32,735	33,885,239
4.38%, 09/15/45 (Call 03/15/45)(a)	6,995	7,547,223
4.65%, 04/15/42 (Call 10/15/41)	7,722	8,640,072
Macy’s Retail Holdings Inc. 2.88%, 02/15/23 (Call 11/15/22)(a)	12,420	11,381,774
McDonald’s Corp.
2.63%, 01/15/22(a)	19,642	19,732,104
2.75%, 12/09/20 (Call 11/09/20)(a)	14,105	14,268,188
3.50%, 03/01/27 (Call 12/01/26)(a)	14,755	15,064,260
3.70%, 01/30/26 (Call 10/30/25)(a)	24,138	25,070,195
4.70%, 12/09/35 (Call 06/09/35)(a)	10,797	12,005,701
4.88%, 12/09/45 (Call 06/09/45)(a)	21,579	24,431,686
6.30%, 10/15/37	10,651	13,952,025
6.30%, 03/01/38	9,905	12,990,616
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	5,982	5,947,028
3.85%, 10/01/23 (Call 07/01/23)(a)	14,840	15,771,921

211

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Retail (continued)
Target Corp.
2.50%, 04/15/26(a)	$27,378	$26,066,035
2.90%, 01/15/22(a)	8,624	8,753,799
3.50%, 07/01/24(a)	8,649	8,957,975
3.63%, 04/15/46(a)	11,666	11,010,667
3.90%, 11/15/47 (Call 05/15/47)	16,400	16,224,112
4.00%, 07/01/42(a)	15,730	15,849,861
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)(a)	23,472	21,809,863
2.75%, 06/15/21 (Call 04/15/21)(a)	506	512,595
Walgreen Co. 3.10%, 09/15/22(a)	21,538	21,621,602
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21)(a)	17,905	18,221,691
3.45%, 06/01/26 (Call 03/01/26)(a)	37,690	36,997,032
3.80%, 11/18/24 (Call 08/18/24)(a)	29,672	30,266,416
4.80%, 11/18/44 (Call 05/18/44)(a)	20,763	21,697,484
Wal-Mart Stores Inc.
2.35%, 12/15/22 (Call 11/15/22)	18,589	18,455,107
2.55%, 04/11/23 (Call 01/11/23)(a)	32,551	32,526,385
2.65%, 12/15/24 (Call 10/15/24)	18,400	18,288,376
3.25%, 10/25/20(a)	18,308	18,870,447
3.30%, 04/22/24 (Call 01/22/24)(a)	16,534	17,181,177
3.63%, 12/15/47 (Call 06/15/47)	13,705	14,101,897
4.00%, 04/11/43 (Call 10/11/42)	13,507	14,614,654
4.25%, 04/15/21(a)	10,094	10,747,683
4.30%, 04/22/44 (Call 10/22/43)(a)	13,123	14,929,695
5.25%, 09/01/35(a)	16,325	20,382,695
5.63%, 04/01/40	5,000	6,601,428
5.63%, 04/15/41	17,000	22,667,125
5.88%, 04/05/27(a)	9,129	11,327,214
6.20%, 04/15/38(a)	5,000	6,937,958
6.50%, 08/15/37	5,723	8,145,298
7.55%, 02/15/30	11,452	16,564,988

		1,379,007,363
Semiconductors — 2.0%
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)(a)	13,080	13,165,368
3.90%, 12/15/25 (Call 09/15/25)	11,875	12,386,193
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	11,434	11,590,289
4.30%, 06/15/21	8,719	9,252,070
4.35%, 04/01/47 (Call 10/01/46)(a)	13,660	15,006,037
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (Call 12/15/22)(b)	11,475	10,984,741
3.00%, 01/15/22 (Call 12/15/21)(a)(b)	69,300	68,483,036
3.13%, 01/15/25 (Call 11/15/24)(b)	10,290	9,793,986
3.50%, 01/15/28 (Call 10/15/27)(b)	18,197	17,230,996
3.63%, 01/15/24 (Call 11/15/23)(b)	37,307	36,944,701
3.88%, 01/15/27 (Call 10/15/26)(b)	75,222	73,794,978
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)(a)	9,257	9,207,818
2.60%, 05/19/26 (Call 02/19/26)(a)	11,356	11,072,961
2.70%, 12/15/22(a)	22,817	22,944,862
2.88%, 05/11/24 (Call 03/11/24)	26,663	26,845,623
3.10%, 07/29/22(a)	16,360	16,748,563
3.15%, 05/11/27 (Call 02/11/27)(a)	17,743	17,960,428
3.30%, 10/01/21(a)	23,999	24,839,287
3.70%, 07/29/25 (Call 04/29/25)(a)	27,806	29,264,069
4.00%, 12/15/32(a)	10,514	11,386,503
4.10%, 05/19/46 (Call 11/19/45)(a)	20,619	21,916,521

Security	Par (000)	Value
Semiconductors (continued)
4.10%, 05/11/47 (Call 11/11/46)(a)	$15,210	$16,227,243
4.25%, 12/15/42(a)	14,960	16,736,723
4.80%, 10/01/41	18,943	22,708,658
4.90%, 07/29/45 (Call 01/29/45)(a)	20,120	24,176,242
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)(a)	19,942	19,735,566
3.20%, 09/16/26 (Call 06/16/26)	7,616	7,609,746
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	30,350	29,426,792
2.90%, 05/20/24 (Call 03/20/24)	39,644	38,334,737
3.00%, 05/20/22	25,164	25,122,477
3.25%, 05/20/27 (Call 02/20/27)(a)	30,425	29,244,723
3.45%, 05/20/25 (Call 02/20/25)	21,530	21,357,568
4.30%, 05/20/47 (Call 11/20/46)(a)	25,184	23,969,978
4.65%, 05/20/35 (Call 11/20/34)	15,039	15,722,329
4.80%, 05/20/45 (Call 11/20/44)(a)	19,510	20,009,395

		781,201,207
Software — 4.2%
Activision Blizzard Inc. 3.40%, 09/15/26 (Call 06/15/26)(a)	7,485	7,514,403
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	3,178	3,125,419
3.00%, 08/15/26 (Call 05/15/26)	15,464	14,858,728
3.50%, 04/15/23 (Call 01/15/23)	7,444	7,608,507
5.00%, 10/15/25 (Call 07/15/25)	21,734	23,915,120
Fiserv Inc. 3.85%, 06/01/25 (Call 03/01/25)	10,805	11,274,845
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)(a)	44,085	42,936,290
2.00%, 11/03/20 (Call 10/03/20)(a)	12,038	12,001,758
2.00%, 08/08/23 (Call 06/08/23)	25,762	24,922,370
2.13%, 11/15/22(a)	4,402	4,332,076
2.38%, 02/12/22 (Call 01/12/22)(a)	24,069	24,053,865
2.38%, 05/01/23 (Call 02/01/23)	4,923	4,871,344
2.40%, 02/06/22 (Call 01/06/22)(a)	20,488	20,480,112
2.40%, 08/08/26 (Call 05/08/26)	56,438	54,187,027
2.65%, 11/03/22 (Call 09/03/22)	6,755	6,811,276
2.70%, 02/12/25 (Call 11/12/24)	32,419	32,266,420
2.88%, 02/06/24 (Call 12/06/23)	36,626	37,010,188
3.13%, 11/03/25 (Call 08/03/25)(a)	34,322	34,946,279
3.30%, 02/06/27 (Call 11/06/26)(a)	60,325	62,179,553
3.45%, 08/08/36 (Call 02/08/36)	38,164	38,514,017
3.50%, 02/12/35 (Call 08/12/34)(a)	25,428	25,947,451
3.50%, 11/15/42(a)	11,627	11,621,743
3.63%, 12/15/23 (Call 09/15/23)(a)	21,069	22,175,630
3.70%, 08/08/46 (Call 02/08/46)	63,227	64,458,833
3.75%, 02/12/45 (Call 08/12/44)(a)	27,868	28,495,665
3.95%, 08/08/56 (Call 02/08/56)	28,142	29,216,315
4.00%, 02/12/55 (Call 08/12/54)(a)	29,220	30,632,235
4.10%, 02/06/37 (Call 08/06/36)(a)	36,900	40,422,101
4.20%, 11/03/35 (Call 05/03/35)(a)	11,235	12,469,867
4.45%, 11/03/45 (Call 05/03/45)	43,359	49,539,734
4.50%, 10/01/40	10,543	12,030,595
4.50%, 02/06/57 (Call 08/06/56)	30,913	35,478,356
4.75%, 11/03/55 (Call 05/03/55)	16,135	19,162,094
5.20%, 06/01/39	10,649	13,216,733
5.30%, 02/08/41	11,797	14,864,868
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)(a)	38,774	43,007,431
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)(a)	70,252	69,197,630
2.40%, 09/15/23 (Call 07/15/23)(a)	44,828	44,140,944

212

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Software (continued)
2.50%, 05/15/22 (Call 03/15/22)(a)	$39,321	$39,284,156
2.50%, 10/15/22(a)	40,655	40,599,880
2.63%, 02/15/23 (Call 01/15/23)	15,000	14,999,544
2.65%, 07/15/26 (Call 04/15/26)	46,780	45,361,228
2.80%, 07/08/21	13,558	13,800,977
2.95%, 11/15/24 (Call 09/15/24)	25,000	25,073,080
2.95%, 05/15/25 (Call 02/15/25)(a)	32,270	32,468,916
3.25%, 11/15/27 (Call 08/15/27)	35,000	35,397,233
3.40%, 07/08/24 (Call 04/08/24)(a)	24,893	25,733,393
3.63%, 07/15/23(a)	15,243	15,981,042
3.80%, 11/15/37 (Call 05/15/37)	25,000	25,591,015
3.85%, 07/15/36 (Call 01/15/36)(a)	16,561	17,098,878
3.90%, 05/15/35 (Call 11/15/34)	19,682	20,443,408
4.00%, 07/15/46 (Call 01/15/46)	43,840	45,079,177
4.00%, 11/15/47 (Call 05/15/47)	31,250	32,235,953
4.13%, 05/15/45 (Call 11/15/44)(a)	27,362	28,598,940
4.30%, 07/08/34 (Call 01/08/34)	22,010	24,028,383
4.38%, 05/15/55 (Call 11/15/54)(a)	14,489	15,606,241
4.50%, 07/08/44 (Call 01/08/44)(a)	12,543	13,942,236
5.38%, 07/15/40	31,663	38,887,151
6.13%, 07/08/39(a)	13,392	18,040,886
6.50%, 04/15/38(a)	17,264	23,986,457
VMware Inc. 2.95%, 08/21/22 (Call 07/21/22)(a)	19,611	19,479,418
3.90%, 08/21/27 (Call 05/21/27)(a)	12,675	12,689,087

		1,658,294,501
Telecommunications — 7.5%
AT&T Corp. 8.25%, 11/15/31(a)	986	1,375,948
AT&T Inc. 2.63%, 12/01/22 (Call 09/01/22)	21,673	21,255,673
2.80%, 02/17/21 (Call 01/17/21)(a)	24,534	24,635,227
2.85%, 02/14/23 (Call 01/14/23)(a)	1,130	1,120,892
3.00%, 02/15/22(a)	21,445	21,490,723
3.00%, 06/30/22 (Call 04/30/22)	50,444	50,456,429
3.20%, 03/01/22 (Call 02/01/22)(a)	16,120	16,295,437
3.40%, 08/14/24 (Call 06/14/24)(a)	3,280	3,268,278
3.40%, 05/15/25 (Call 02/15/25)(a)	66,669	65,476,672
3.60%, 02/17/23 (Call 12/17/22)	49,146	50,221,614
3.80%, 03/15/22	32,329	33,399,882
3.80%, 03/01/24 (Call 01/01/24)(a)	12,337	12,600,170
3.88%, 08/15/21	19,491	20,224,051
3.90%, 03/11/24 (Call 12/11/23)(a)	17,807	18,242,062
3.90%, 08/14/27 (Call 05/14/27)(a)	21,237	21,068,803
3.95%, 01/15/25 (Call 10/15/24)(a)	26,318	26,792,900
4.13%, 02/17/26 (Call 11/17/25)(a)	33,334	33,893,601
4.25%, 03/01/27 (Call 12/01/26)(a)	37,147	37,892,771
4.30%, 12/15/42 (Call 06/15/42)(a)	27,305	25,217,309
4.35%, 06/15/45 (Call 12/15/44)(a)	39,752	35,927,893
4.45%, 05/15/21	19,175	20,271,586
4.45%, 04/01/24 (Call 01/01/24)(a)	23,846	25,126,318
4.50%, 05/15/35 (Call 11/15/34)(a)	40,524	39,412,184
4.50%, 03/09/48 (Call 09/09/47)	49,041	44,977,821
4.55%, 03/09/49 (Call 09/09/48)(a)	36,138	33,178,319
4.60%, 02/15/21 (Call 11/15/20)	11,435	12,063,190
4.75%, 05/15/46 (Call 11/15/45)(a)	41,861	39,990,780
4.80%, 06/15/44 (Call 12/15/43)(a)	40,377	39,115,546
4.90%, 08/14/37 (Call 02/14/37)(a)	27,340	27,174,134
5.00%, 03/01/21	21,324	22,826,016
5.15%, 03/15/42	24,430	24,709,750
5.15%, 02/14/50 (Call 08/14/49)	38,715	38,270,277

Security	Par (000)	Value
Telecommunications (continued)
5.25%, 03/01/37 (Call 09/01/36)	$43,425	$45,311,916
5.30%, 08/14/58 (Call 02/14/58)	24,074	23,679,186
5.35%, 09/01/40	31,719	33,093,305
5.45%, 03/01/47 (Call 09/01/46)(a)	39,000	41,046,018
5.55%, 08/15/41(a)	18,968	20,191,423
5.65%, 02/15/47 (Call 08/15/46)(a)	19,049	20,661,410
5.70%, 03/01/57 (Call 09/01/56)(a)	12,184	13,057,160
6.00%, 08/15/40 (Call 05/15/40)(a)	17,270	19,334,970
6.30%, 01/15/38	14,553	17,246,577
6.38%, 03/01/41	14,083	16,420,893
6.50%, 09/01/37(a)	2,075	2,490,525
6.55%, 02/15/39(a)	11,510	13,919,453
British Telecommunications PLC 9.13%, 12/15/30	31,761	47,065,778
Cisco Systems Inc. 1.85%, 09/20/21 (Call 08/20/21)(a)	24,680	24,196,980
2.20%, 02/28/21	32,078	31,973,192
2.20%, 09/20/23 (Call 07/20/23)	5,670	5,534,964
2.50%, 09/20/26 (Call 06/20/26)(a)	14,805	14,260,940
2.95%, 02/28/26(a)	18,544	18,515,275
3.63%, 03/04/24(a)	19,716	20,790,847
5.50%, 01/15/40	29,988	38,902,374
5.90%, 02/15/39	28,474	37,982,146
Deutsche Telekom International Finance BV 8.75%, 06/15/30	47,701	69,538,108
New Cingular Wireless Services Inc. 8.75%, 03/01/31(a)	10,379	14,806,757
Orange SA 4.13%, 09/14/21(a)	11,429	12,101,440
5.38%, 01/13/42(a)	13,287	15,737,997
5.50%, 02/06/44 (Call 08/06/43)(a)	9,792	11,816,139
9.00%, 03/01/31	35,209	52,697,338
Rogers Communications Inc. 4.10%, 10/01/23 (Call 07/01/23)(a)	9,049	9,513,548
5.00%, 03/15/44 (Call 09/15/43)	14,099	16,011,292
Telefonica Emisiones SAU 4.10%, 03/08/27(a)	19,415	19,823,686
4.57%, 04/27/23(a)	6,085	6,545,102
5.21%, 03/08/47(a)	31,244	34,178,568
5.46%, 02/16/21	18,763	20,298,316
7.05%, 06/20/36(a)	21,830	28,635,162
Telefonica Europe BV 8.25%, 09/15/30	17,859	24,982,405
Verizon Communications Inc. 1.75%, 08/15/21	9,432	9,154,512
2.45%, 11/01/22 (Call 08/01/22)(a)	33,226	32,660,630
2.63%, 08/15/26(a)	34,309	32,086,758
2.95%, 03/15/22	41,970	42,179,628
3.00%, 11/01/21 (Call 09/01/21)	16,766	16,960,343
3.13%, 03/16/22(a)	34,929	35,391,774
3.38%, 02/15/25(a)(b)	70,078	69,937,606
3.45%, 03/15/21	5,805	5,973,879
3.50%, 11/01/21	33,526	34,495,522
3.50%, 11/01/24 (Call 08/01/24)	36,405	36,847,368
3.85%, 11/01/42 (Call 05/01/42)	19,056	16,900,660
4.13%, 03/16/27(a)	46,841	48,819,789
4.13%, 08/15/46	37,882	34,607,673
4.15%, 03/15/24 (Call 12/15/23)(a)	23,080	24,234,425
4.27%, 01/15/36(a)	45,418	44,497,214
4.40%, 11/01/34 (Call 05/01/34)(a)	36,804	37,009,429
4.50%, 08/10/33(a)	10,143	10,462,312
4.52%, 09/15/48(a)	65,711	63,520,051

213

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Telecommunications (continued)
4.60%, 04/01/21	$17,344	$18,487,832
4.67%, 03/15/55(a)	77,454	73,728,184
4.75%, 11/01/41	8,043	8,144,027
4.81%, 03/15/39	23,488	24,055,129
4.86%, 08/21/46(a)	52,800	53,941,246
5.01%, 04/15/49	58,710	60,389,863
5.01%, 08/21/54(a)	69,379	70,111,809
5.05%, 03/15/34 (Call 12/15/33)	5,177	5,549,951
5.15%, 09/15/23	81,147	89,743,096
5.25%, 03/16/37(a)	38,915	42,416,634
5.50%, 03/16/47(a)	32,859	36,711,537
6.55%, 09/15/43	17,599	22,734,416
Vodafone Group PLC 2.50%, 09/26/22	14,178	14,016,107
2.95%, 02/19/23(a)	25,642	25,716,149
4.38%, 02/19/43(a)	23,422	23,532,336
6.15%, 02/27/37	18,473	22,684,231

		2,918,035,566

Transportation — 0.9%
Burlington Northern Santa Fe LLC 3.85%, 09/01/23 (Call 06/01/23)(a)	2,631	2,789,229
3.90%, 08/01/46 (Call 02/01/46)(a)	9,717	10,044,801
4.13%, 06/15/47 (Call 12/15/46)(a)	10,250	10,896,551
4.15%, 04/01/45 (Call 10/01/44)(a)	16,633	17,646,701
4.45%, 03/15/43 (Call 09/15/42)(a)	6,891	7,591,991
4.55%, 09/01/44 (Call 03/01/44)(a)	17,670	19,721,775
4.90%, 04/01/44 (Call 10/01/43)(a)	15,840	18,547,808
5.75%, 05/01/40 (Call 11/01/39)	7,352	9,396,149
Canadian Pacific Railway Co. 6.13%, 09/15/15 (Call 03/15/15)	10,908	14,023,543
CSX Corp. 2.60%, 11/01/26 (Call 08/01/26)(a)	440	418,558
3.25%, 06/01/27 (Call 03/01/27)(a)	18,647	18,570,915
3.80%, 11/01/46 (Call 05/01/46)(a)	10,380	10,096,350
4.10%, 03/15/44 (Call 09/15/43)(a)	12,242	12,440,629
FedEx Corp.
3.25%, 04/01/26 (Call 01/01/26)(a)	4,636	4,664,742
4.00%, 01/15/24(a)	6,979	7,410,632
4.40%, 01/15/47 (Call 07/15/46)(a)	20,659	21,385,106
4.55%, 04/01/46 (Call 10/01/45)(a)	22,480	23,815,910
4.75%, 11/15/45 (Call 05/15/45)	15,050	16,342,011
5.10%, 01/15/44(a)	7,128	8,086,754
Union Pacific Corp.
3.80%, 10/01/51 (Call 04/01/51)(a)	13,376	13,268,004
4.16%, 07/15/22 (Call 04/15/22)(a)	7,893	8,446,730
United Parcel Service Inc.
2.45%, 10/01/22(a)	16,094	16,092,334
3.05%, 11/15/27 (Call 08/15/27)	17,825	17,762,295

Security	Par/ Shares (000)	Value
Transportation (continued)
3.13%, 01/15/21	$17,756	$18,232,225
3.75%, 11/15/47 (Call 05/15/47)	12,000	12,129,240
6.20%, 01/15/38	18,835	25,491,291

		345,312,274
Water — 0.0%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	13,973	14,055,650
6.59%, 10/15/37	1,045	1,431,197

		15,486,847

Total Corporate Bonds & Notes — 98.8% (Cost: $38,673,543,935)		38,611,345,802

U.S. Government & Agency Obligations

U.S. Government Obligations — 0.0%
U.S. Treasury Note/Bond 2.75%, 08/15/47(a)	15,000	14,748,168

Total U.S. Government & Agency Obligations — 0.0% (Cost: $14,619,251)		14,748,168

Short-Term Investments

Money Market Funds — 9.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.33%(d)(e)(f)	3,240,346	3,240,993,723
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.03%(d)(e)	430,270	430,270,382

Total Short-Term Investments — 9.4% (Cost: $3,670,859,310)		3,671,264,105

Total Investments in Securities — 108.2% (Cost: $42,359,022,496)		42,297,358,075

Other Assets, Less Liabilities — (8.2)%		(3,197,575,284)

Net Assets — 100.0%		$39,099,782,791

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

214

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® iBoxx $ Investment Grade Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/ Shares Held at 02/28/17 (000)	Par/ Shares Purchased (000)		Par/ Shares Sold (000)	Par/ Shares Held at 11/30/17 (000)	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
PNC Bank N.A. 2.15%, 04/29/21	$16,670	$6,675		$(8,900)	$14,445	$14,311,304	$185,675		$(133,329)	$111,717
2.30%, 06/01/20	9,030	6,850		(15,880)	—	—	62,991		(16,335)	51,307
2.40%, 10/18/19	3,720	—		(3,720)	—	—	1,880		19,172	(33,375)
2.45%, 11/05/20	6,910	4,421		(6,040)	5,291	5,307,665	149,662		(31,078)	47,253
2.45%, 07/28/22	—	1,375		—	1,375	1,363,398	5,144		—	(13,889)
2.55%, 12/09/21	8,460	8,250		(20)	16,690	16,708,578	238,182		309	(36,859)
2.60%, 07/21/20	7,440	550		(7,990)	—	—	138,222		13,129	(28,418)
2.63%, 02/17/22	—	19,056		(25)	19,031	19,080,547	261,018		320	(54,953)
2.70%, 11/01/22	6,492	11,850		(15)	18,327	18,273,679	198,720		254	(34,935)
2.95%, 01/30/23	12,353	3,863		(4,650)	11,566	11,640,502	250,451		77,110	13,321
2.95%, 02/23/25	12,330	3,805		(3,375)	12,760	12,718,839	254,343		(23,676)	63,949
3.10%, 10/25/27	—	1,750		—	1,750	1,729,309	2,531		—	(14,906)
3.25%, 06/01/25	13,240	3,700		(2,265)	14,675	14,851,556	264,135		(2,797)	(1,532)
3.80%, 07/25/23	10,023	1,550		(765)	10,808	11,310,243	233,589		(381)	49,295
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27	—	11,460		(1,115)	10,345	10,269,209	137,680		(5,338)	(124,165)
3.30%, 03/08/22	10,229	500		(15)	10,714	11,005,463	210,808		219	(12,517)
3.90%, 04/29/24	10,260	2,774		(6,640)	6,394	6,694,769	167,708		114,794	(51,019)
4.38%, 08/11/20	8,704	—		(8,704)	—	—	159,489		8,396	10,501
5.13%, 02/08/20	5,025	—		(5,025)	—	—	59,751		86,547	(66,686)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,651,900	588,446	(a)	—	3,240,346	3,240,993,723	—	(b)	(53,458)	(511,154)
BlackRock Cash Funds: Treasury, SL Agency Shares	212,138	218,132	(a)	—	430,270	430,270,382	1,010,673		—	—

						$3,826,529,166	$3,992,652		$53,858	$(637,065)

(a)	Net of purchases and sales.
(b)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$38,611,345,802	$—	$38,611,345,802
U.S. Government & Agency Obligations	—	14,748,168	—	14,748,168
Money Market Funds	3,671,264,105	—	—	3,671,264,105

	$3,671,264,105	$38,626,093,970	$—	$42,297,358,075

215

Schedule of Investments (unaudited) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$856	$882,767
4.00%, 03/15/22(a)	595	619,282
4.20%, 04/15/24(a)	800	838,472
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	2,600	2,611,960
3.63%, 05/01/22(a)	3,472	3,596,506
3.65%, 11/01/24 (Call 08/01/24)	705	720,545
4.45%, 08/15/20	1,215	1,277,852
6.25%, 07/15/19	1,000	1,061,590
WPP Finance 2010
3.63%, 09/07/22(a)	1,970	2,025,357
3.75%, 09/19/24	170	173,349
4.75%, 11/21/21	250	267,433

		14,075,113
Aerospace & Defense — 1.1%
Boeing Capital Corp. 4.70%, 10/27/19	265	277,860
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	189	186,639
1.88%, 06/15/23 (Call 04/15/23)	250	241,568
2.25%, 06/15/26 (Call 03/15/26)	1,615	1,536,786
2.50%, 03/01/25 (Call 12/01/24)(a)	245	238,890
2.60%, 10/30/25 (Call 07/30/25)(a)	645	637,763
2.80%, 03/01/27 (Call 12/01/26)	1,750	1,728,212
2.85%, 10/30/24 (Call 07/30/24)(a)	1,915	1,930,109
4.88%, 02/15/20	1,436	1,520,724
6.00%, 03/15/19	600	630,162
7.95%, 08/15/24	200	260,856
8.75%, 08/15/21	420	512,820
Embraer Netherlands Finance BV 5.05%, 06/15/25	1,545	1,612,022
5.40%, 02/01/27	250	264,035
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)(a)	300	288,336
2.13%, 08/15/26 (Call 05/15/26)(a)	2,540	2,381,072
2.25%, 11/15/22 (Call 08/15/22)(a)	660	652,687
2.38%, 11/15/24 (Call 09/15/24)	2,250	2,201,287
2.63%, 11/15/27 (Call 08/15/27)(a)	1,050	1,012,368
3.88%, 07/15/21 (Call 04/15/21)	587	617,319
Harris Corp.
2.70%, 04/27/20 (Call 03/27/20)	25	25,136
3.83%, 04/27/25 (Call 01/27/25)(a)	235	243,488
4.40%, 12/15/20	200	210,202
5.55%, 10/01/21	2,200	2,411,288
L3 Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)	620	637,800
3.95%, 05/28/24 (Call 02/28/24)	534	555,024
4.75%, 07/15/20	742	783,737
4.95%, 02/15/21 (Call 11/15/20)	908	966,121
5.20%, 10/15/19	1,106	1,163,623
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	3,275	3,289,574
2.90%, 03/01/25 (Call 12/01/24)(a)	2,475	2,465,001
3.10%, 01/15/23 (Call 11/15/22)	1,460	1,485,871
3.35%, 09/15/21(a)	3,080	3,173,386
3.55%, 01/15/26 (Call 10/15/25)(a)	1,436	1,486,777
4.25%, 11/15/19(a)	822	855,110

Security	Par (000)	Value
Aerospace & Defense (continued)
Northrop Grumman Corp.
2.08%, 10/15/20	$2,275	$2,257,596
2.55%, 10/15/22 (Call 09/15/22)	2,250	2,233,597
2.93%, 01/15/25 (Call 11/15/24)	1,375	1,366,049
3.20%, 02/01/27 (Call 11/01/26)(a)	2,283	2,290,602
3.25%, 08/01/23	2,933	2,997,233
3.50%, 03/15/21	2,250	2,324,160
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	3,188	3,182,995
3.15%, 12/15/24 (Call 09/15/24)	570	581,936
4.40%, 02/15/20	1,100	1,153,295
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	2,865	2,876,202
3.10%, 11/15/21 (Call 08/15/21)	450	457,317
3.50%, 03/15/27 (Call 12/15/26)	2,660	2,701,576
3.70%, 12/15/23 (Call 09/15/23)	850	882,470
5.25%, 07/15/19	350	366,558
Spirit AeroSystems Inc. 3.85%, 06/15/26 (Call 03/15/26)	870	880,623
United Technologies Corp.
1.50%, 11/01/19(a)	2,365	2,336,691
1.95%, 11/01/21 (Call 10/01/21)	1,540	1,506,305
2.30%, 05/04/22 (Call 04/04/22)(a)	2,100	2,073,897
2.65%, 11/01/26 (Call 08/01/26)(a)	670	644,627
2.80%, 05/04/24 (Call 03/04/24)	1,625	1,613,560
3.10%, 06/01/22(a)	5,630	5,741,418
3.13%, 05/04/27 (Call 02/04/27)(a)	1,915	1,910,366
4.50%, 04/15/20	3,378	3,550,650
8.75%, 03/01/21	100	118,546

		84,531,922
Agriculture — 1.1%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	5,105	5,146,044
2.63%, 09/16/26 (Call 06/16/26)(a)	1,260	1,213,317
2.85%, 08/09/22	6,529	6,559,947
2.95%, 05/02/23(a)	1,050	1,056,332
4.00%, 01/31/24	1,080	1,149,692
4.75%, 05/05/21(a)	2,825	3,034,276
9.25%, 08/06/19	1,093	1,219,023
9.70%, 11/10/18	550	589,633
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)(a)	1,450	1,375,789
4.48%, 03/01/21	692	738,309
BAT Capital Corp.
2.30%, 08/14/20(b)	1,885	1,874,237
2.76%, 08/15/22 (Call 07/15/22)(a)(b)	5,370	5,332,410
3.22%, 08/15/24 (Call 06/15/24)(a)(b)	4,800	4,785,072
3.56%, 08/15/27 (Call 05/15/27)(a)(b)	3,525	3,513,826
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	970	962,259
3.25%, 08/15/26 (Call 05/15/26)	250	240,325
3.50%, 11/24/20 (Call 10/24/20)(a)	715	727,870
3.75%, 09/25/27 (Call 06/25/27)(a)	1,725	1,706,336
8.50%, 06/15/19	205	223,302
Philip Morris International Inc.
1.38%, 02/25/19	2,565	2,544,967
1.88%, 01/15/19(a)	2,980	2,976,394
1.88%, 11/01/19	1,500	1,492,785
1.88%, 02/25/21 (Call 01/25/21)(a)	625	614,144
2.13%, 05/10/23 (Call 03/10/23)	835	806,109
2.38%, 08/17/22 (Call 07/17/22)	2,975	2,931,119

216

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Agriculture (continued)
Philip Morris International Inc. (continued)
2.50%, 08/22/22	$80	$79,193
2.50%, 11/02/22 (Call 10/02/22)	1,575	1,555,801
2.63%, 02/18/22 (Call 01/18/22)(a)	1,480	1,482,072
2.63%, 03/06/23	365	361,576
2.75%, 02/25/26 (Call 11/25/25)	110	107,438
2.90%, 11/15/21	1,705	1,726,790
3.13%, 08/17/27 (Call 05/17/27)	1,000	995,380
3.25%, 11/10/24	2,230	2,265,056
3.38%, 08/11/25 (Call 05/11/25)	2,795	2,852,884
3.60%, 11/15/23	1,147	1,190,357
4.13%, 05/17/21(a)	1,750	1,844,167
4.50%, 03/26/20	4,946	5,188,305
Reynolds American Inc.
3.25%, 06/12/20	1,728	1,759,605
4.00%, 06/12/22	1,070	1,117,155
4.45%, 06/12/25 (Call 03/12/25)	4,825	5,145,621
4.85%, 09/15/23(a)	1,475	1,605,375
6.88%, 05/01/20	1,222	1,344,603
8.13%, 06/23/19	2,547	2,768,334

		86,203,229
Airlines — 0.1%
American Airlines Pass Through Trust Series 2013-2, Class A, 4.95%, 01/15/23	2,189	2,319,790
Continental Airlines Inc. Pass Through Trust Series 2012-2, Class A, 4.00%, 04/29/26(a)	347	359,407
Delta Air Lines Inc. 3.63%, 03/15/22 (Call 02/15/22)	1,185	1,208,368
Delta Air Lines Inc. Pass Through Trust Series 2017-1, Class A, 6.82%, 02/10/24	1,162	1,323,591
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	955	961,255
2.75%, 11/06/19 (Call 10/06/19)	297	299,911
2.75%, 11/16/22 (Call 10/16/22)	2,150	2,144,517
3.00%, 11/15/26 (Call 08/15/26)(a)	275	264,682
3.45%, 11/16/27 (Call 08/16/27)	150	148,412
Southwest Airlines Co. Pass Through Trust Series 2017-1, Class A, 6.15%, 02/01/24	150	162,949
U.S. Airways Pass Through Trust Series 2013-1, 3.95%, 05/15/27	398	409,732
United Airlines Pass Through Trust Series 2016-1, Class AA, 3.10%, 01/07/30	1,220	1,216,181

		10,818,795
Apparel — 0.0%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	874	869,036
2.38%, 11/01/26 (Call 08/01/26)	1,065	1,012,410
Ralph Lauren Corp. 2.63%, 08/18/20 (Call 07/18/20)(a)	715	721,121
VF Corp. 3.50%, 09/01/21 (Call 06/01/21)	580	599,186

		3,201,753
Auto Manufacturers — 2.4%
American Honda Finance Corp.
1.20%, 07/12/19	1,120	1,104,118
1.50%, 11/19/18	1,720	1,713,928
1.65%, 07/12/21	2,200	2,146,496
1.70%, 02/22/19	700	697,228
1.70%, 09/09/21	2,399	2,338,089
2.00%, 11/13/19	175	174,682
2.15%, 03/13/20	3,150	3,145,999
2.25%, 08/15/19	1,760	1,764,224
2.30%, 09/09/26	1,345	1,266,896

Security	Par (000)	Value
Auto Manufacturers (continued)
American Honda Finance Corp. (continued)
2.45%, 09/24/20	$177	$177,729
2.60%, 11/16/22(a)	1,745	1,744,354
2.90%, 02/16/24	1,029	1,034,804
Ford Motor Co. 4.35%, 12/08/26 (Call 09/08/26)(a)	3,750	3,899,962
Ford Motor Credit Co. LLC
1.90%, 08/12/19	3,550	3,518,263
2.02%, 05/03/19(a)	200	199,016
2.34%, 11/02/20	3,000	2,974,350
2.38%, 03/12/19	400	400,188
2.43%, 06/12/20	1,810	1,803,864
2.46%, 03/27/20(a)	2,560	2,554,189
2.60%, 11/04/19	3,600	3,612,960
2.68%, 01/09/20	1,000	1,003,190
2.98%, 08/03/22 (Call 07/03/22)	2,000	1,989,460
3.10%, 05/04/23	550	544,500
3.16%, 08/04/20	2,500	2,534,875
3.20%, 01/15/21	1,950	1,980,186
3.22%, 01/09/22	200	201,904
3.34%, 03/18/21	3,649	3,716,543
3.34%, 03/28/22 (Call 02/28/22)	2,110	2,135,995
3.66%, 09/08/24	2,301	2,314,668
3.81%, 01/09/24 (Call 11/09/23)(a)	2,520	2,567,552
3.82%, 11/02/27 (Call 08/02/27)	1,000	995,580
4.13%, 08/04/25	3,450	3,549,774
4.25%, 09/20/22	5,200	5,459,584
4.38%, 08/06/23	900	946,350
4.39%, 01/08/26	2,900	3,028,934
5.75%, 02/01/21	750	817,665
5.88%, 08/02/21	2,100	2,317,812
8.13%, 01/15/20	4,792	5,334,550
General Motors Co.
4.00%, 04/01/25(a)	800	813,624
4.88%, 10/02/23(a)	1,112	1,200,849
General Motors Financial Co. Inc.
2.40%, 05/09/19(a)	4,500	4,500,720
2.45%, 11/06/20	2,000	1,986,100
2.65%, 04/13/20	3,000	3,004,020
3.10%, 01/15/19	6,125	6,178,655
3.15%, 01/15/20 (Call 12/15/19)	5,504	5,572,029
3.15%, 06/30/22 (Call 05/30/22)	3,050	3,054,300
3.20%, 07/13/20 (Call 06/13/20)	1,089	1,104,736
3.20%, 07/06/21 (Call 06/06/21)	950	960,574
3.45%, 01/14/22 (Call 12/14/21)	1,787	1,814,967
3.45%, 04/10/22 (Call 02/10/22)	5,101	5,172,618
3.50%, 07/10/19	1,241	1,261,129
3.50%, 11/07/24 (Call 09/07/24)	2,150	2,140,411
3.70%, 11/24/20 (Call 10/24/20)	1,960	2,013,626
3.70%, 05/09/23 (Call 03/09/23)(a)	625	636,950
3.95%, 04/13/24 (Call 02/13/24)	2,150	2,205,190
4.00%, 01/15/25 (Call 10/15/24)	2,000	2,042,440
4.00%, 10/06/26 (Call 07/06/26)(a)	1,620	1,635,325
4.20%, 03/01/21 (Call 02/01/21)	1,151	1,199,687
4.25%, 05/15/23	400	418,132
4.30%, 07/13/25 (Call 04/13/25)(a)	5,220	5,397,376
4.35%, 01/17/27 (Call 10/17/26)	3,103	3,189,605
4.38%, 09/25/21	3,105	3,265,094
5.25%, 03/01/26 (Call 12/01/25)	3,055	3,337,343
PACCAR Financial Corp.
1.20%, 08/12/19	370	364,650
1.30%, 05/10/19(a)	395	391,066

217

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Auto Manufacturers (continued)
PACCAR Financial Corp. (continued)
1.65%, 02/25/19	$135	$134,455
1.65%, 08/11/21	465	452,631
1.95%, 02/27/20	185	184,192
2.25%, 02/25/21(a)	410	409,324
2.30%, 08/10/22	1,440	1,425,139
2.50%, 08/14/20(a)	470	473,483
Toyota Motor Credit Corp.
1.40%, 05/20/19	2,111	2,092,022
1.55%, 10/18/19	5,400	5,350,482
1.70%, 02/19/19	3,275	3,263,832
1.95%, 04/17/20(a)	2,400	2,387,160
2.10%, 01/17/19(a)	875	876,059
2.13%, 07/18/19	59	59,050
2.15%, 03/12/20	4,203	4,199,974
2.15%, 09/08/22(a)	2,950	2,898,640
2.25%, 10/18/23(a)	3,727	3,640,906
2.60%, 01/11/22	1,050	1,055,345
2.63%, 01/10/23	557	557,758
2.75%, 05/17/21	2,950	2,987,819
2.80%, 07/13/22	250	253,275
2.90%, 04/17/24(a)	4,925	4,969,473
3.20%, 01/11/27	250	253,725
3.30%, 01/12/22	912	941,987
3.40%, 09/15/21	2,347	2,432,313
4.25%, 01/11/21(a)	1,000	1,056,580
4.50%, 06/17/20	346	365,120

		185,292,421
Auto Parts & Equipment — 0.1%
Aptiv PLC 4.25%, 01/15/26	1,655	1,755,856
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)(a)	395	396,465
4.63%, 09/15/20	200	210,868
Delphi Automotive PLC 3.15%, 11/19/20	70	71,259
Delphi Corp. 4.15%, 03/15/24 (Call 12/15/23)(a)	1,487	1,571,581
Harman International Industries Inc. 4.15%, 05/15/25 (Call 02/15/25)	525	541,795
Lear Corp. 5.25%, 01/15/25 (Call 01/15/20)	1,515	1,616,247
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	1,225	1,264,065
4.15%, 10/01/25 (Call 07/01/25)	1,570	1,670,229

		9,098,365
Banks — 26.7%
Australia & New Zealand Banking Group Ltd. 2.13%, 08/19/20	600	595,842
Australia & New Zealand Banking Group Ltd./New York NY
1.60%, 07/15/19	2,500	2,478,425
2.05%, 09/23/19	1,250	1,246,538
2.25%, 06/13/19	5,570	5,578,968
2.25%, 11/09/20	2,400	2,388,912
2.30%, 06/01/21	4,250	4,215,107
2.55%, 11/23/21	2,500	2,492,275
2.63%, 05/19/22(a)	1,000	998,430
2.63%, 11/09/22	1,250	1,243,888
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/20	2,200	2,227,236
Banco Santander SA
3.50%, 04/11/22	800	815,368
4.25%, 04/11/27	3,600	3,719,052
Bancolombia SA 5.95%, 06/03/21	1,600	1,746,032

Security	Par (000)	Value
Banks (continued)
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	$900	$892,647
2.33%, 10/01/21 (Call 10/01/20), (3 mo. LIBOR US + 0.630%)(c)	1,600	1,590,912
2.37%, 07/21/21 (Call 07/21/20), (3 mo. LIBOR US + 0.660%)(c)	1,890	1,883,366
2.50%, 10/21/22 (Call 10/21/21)(a)	2,180	2,162,298
2.63%, 10/19/20	4,050	4,067,496
2.63%, 04/19/21	7,580	7,598,192
2.82%, 07/21/23 (Call 07/21/22), (3 mo. LIBOR US + 0.930%)(a)(c)	2,600	2,596,932
2.88%, 04/24/23 (Call 04/24/22), (3 mo. LIBOR US + 1.021%)(c)	2,500	2,505,325
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(c)	2,125	2,116,606
3.12%, 01/20/23 (Call 01/20/22), (3 mo. LIBOR US + 1.160%)(c)	2,000	2,024,800
3.25%, 10/21/27 (Call 10/21/26)	5,000	4,934,800
3.30%, 01/11/23	4,771	4,875,771
3.50%, 04/19/26	7,325	7,467,178
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(c)	2,200	2,252,228
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(a)(c)	4,250	4,393,225
3.88%, 08/01/25(a)	4,835	5,063,067
4.00%, 04/01/24	3,900	4,112,316
4.00%, 01/22/25	3,450	3,563,401
4.10%, 07/24/23	3,870	4,096,472
4.13%, 01/22/24	3,425	3,641,905
4.20%, 08/26/24	8,345	8,775,519
4.25%, 10/22/26(a)	3,500	3,671,500
4.45%, 03/03/26	3,589	3,802,294
5.00%, 05/13/21	2,755	2,973,967
5.49%, 03/15/19	3,300	3,418,767
5.63%, 07/01/20	5,980	6,452,958
5.70%, 01/24/22	3,155	3,515,616
5.88%, 01/05/21	4,920	5,410,278
6.22%, 09/15/26(a)	300	350,163
6.88%, 11/15/18	2,702	2,824,779
7.63%, 06/01/19	4,410	4,747,541
Series L, 2.25%, 04/21/20	5,942	5,921,203
Series L, 2.60%, 01/15/19	5,450	5,479,811
Series L, 2.65%, 04/01/19(a)	7,073	7,119,399
Series L, 3.95%, 04/21/25	4,635	4,770,342
Bank of Montreal
1.50%, 07/18/19	3,710	3,674,940
1.75%, 09/11/19(a)	3,725	3,698,403
1.90%, 08/27/21	4,825	4,726,473
2.10%, 06/15/20(a)	3,000	2,986,140
2.35%, 09/11/22	1,675	1,648,853
2.38%, 01/25/19 (Call 12/25/18)	2,470	2,476,694
2.55%, 11/06/22 (Call 10/06/22)(a)	635	630,663
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)(a)	1,305	1,290,462
2.10%, 01/15/19 (Call 12/15/18)	600	600,378
2.20%, 03/04/19 (Call 02/02/19)(a)	570	571,015
2.20%, 05/15/19 (Call 04/15/19)	550	550,765
2.20%, 08/16/23 (Call 06/16/23)	3,000	2,903,430
2.30%, 09/11/19 (Call 08/11/19)	1,245	1,248,299
2.45%, 11/27/20 (Call 10/27/20)	588	590,652

218

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
Bank of New York Mellon Corp. (The) (continued)
2.45%, 08/17/26 (Call 05/17/26)(a)	$1,550	$1,467,602
2.50%, 04/15/21 (Call 03/15/21)	289	290,095
2.60%, 08/17/20 (Call 07/17/20)	1,784	1,800,056
2.60%, 02/07/22 (Call 01/07/22)	1,715	1,719,442
2.66%, 05/16/23 (Call 05/16/22), (3 mo. LIBOR US + 0.634%)(a)(c)	3,990	3,974,838
2.80%, 05/04/26 (Call 02/04/26)	2,000	1,952,460
3.00%, 02/24/25 (Call 01/24/25)	1,640	1,638,065
3.25%, 09/11/24 (Call 08/11/24)	205	209,963
3.25%, 05/16/27 (Call 02/16/27)	2,850	2,868,639
3.40%, 05/15/24 (Call 04/15/24)(a)	4,963	5,130,898
3.55%, 09/23/21 (Call 08/23/21)	775	807,542
3.65%, 02/04/24 (Call 01/05/24)	1,225	1,283,139
3.95%, 11/18/25 (Call 10/18/25)(a)	720	763,762
4.15%, 02/01/21	650	685,087
4.60%, 01/15/20	1,556	1,631,793
5.45%, 05/15/19	1,350	1,413,369
Series G, 2.15%, 02/24/20 (Call 01/24/20)	1,836	1,832,144
Bank of Nova Scotia (The)
1.65%, 06/14/19	4,443	4,412,432
2.05%, 06/05/19	1,250	1,248,250
2.35%, 10/21/20	1,890	1,887,335
2.45%, 03/22/21(a)	2,150	2,152,580
2.45%, 09/19/22	3,075	3,039,699
2.70%, 03/07/22	4,575	4,581,679
2.80%, 07/21/21	670	677,109
4.38%, 01/13/21	1,255	1,327,690
4.50%, 12/16/25(a)	2,775	2,912,834
Bank One Corp.
7.63%, 10/15/26	700	894,663
8.00%, 04/29/27	2,140	2,825,934
Barclays Bank PLC
5.14%, 10/14/20	2,076	2,200,954
6.75%, 05/22/19	1,244	1,323,728
Barclays PLC
2.75%, 11/08/19	4,000	4,018,760
2.88%, 06/08/20	4,900	4,923,961
3.20%, 08/10/21	1,515	1,527,529
3.25%, 01/12/21	4,000	4,050,200
3.65%, 03/16/25(a)	4,190	4,187,109
3.68%, 01/10/23 (Call 01/10/22)(a)	1,630	1,658,672
4.38%, 09/11/24	200	205,156
4.38%, 01/12/26	6,025	6,263,530
5.20%, 05/12/26(a)	6,225	6,648,424
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	668	659,463
2.25%, 02/01/19 (Call 01/02/19)	2,308	2,313,724
2.45%, 01/15/20 (Call 12/15/19)	1,832	1,841,105
2.63%, 06/29/20 (Call 05/29/20)	5,230	5,275,449
2.75%, 04/01/22 (Call 03/01/22)	1,000	1,007,970
2.85%, 10/26/24 (Call 09/26/24)	2,000	1,984,580
3.95%, 03/22/22 (Call 02/22/22)	1,225	1,284,437
5.25%, 11/01/19	1,100	1,159,906
BNP Paribas SA
2.38%, 05/21/20	7,930	7,945,939
2.40%, 12/12/18	2,720	2,731,805
2.45%, 03/17/19	505	507,368
4.25%, 10/15/24(a)	1,750	1,832,215
5.00%, 01/15/21	3,330	3,584,412

Security	Par (000)	Value
Banks (continued)
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC 3.25%, 03/03/23(a)	$1,113	$1,134,982
BPCE SA
2.25%, 01/27/20	2,500	2,500,500
2.50%, 12/10/18(a)	3,295	3,308,971
2.50%, 07/15/19	4,390	4,408,306
2.75%, 12/02/21	1,500	1,508,565
3.38%, 12/02/26	1,500	1,520,790
4.00%, 04/15/24	2,725	2,879,344
Branch Banking & Trust Co.
1.45%, 05/10/19 (Call 04/10/19)	3,130	3,101,767
2.63%, 01/15/22 (Call 12/15/21)	2,500	2,510,000
3.63%, 09/16/25 (Call 08/16/25)	2,150	2,223,724
3.80%, 10/30/26 (Call 09/30/26)	250	261,705
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	2,468	2,443,394
2.10%, 10/05/20	1,150	1,140,697
2.55%, 06/16/22	3,000	2,981,790
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	290	288,443
2.45%, 04/24/19 (Call 03/24/19)(a)	4,828	4,840,360
3.05%, 03/09/22 (Call 02/09/22)	1,450	1,460,310
3.20%, 02/05/25 (Call 01/05/25)	1,520	1,505,454
3.30%, 10/30/24 (Call 09/30/24)	1,070	1,065,099
3.50%, 06/15/23	2,508	2,554,523
3.75%, 04/24/24 (Call 03/24/24)	2,186	2,249,416
3.75%, 07/28/26 (Call 06/28/26)(a)	3,065	3,045,292
3.75%, 03/09/27 (Call 02/09/27)(a)	3,400	3,423,596
4.20%, 10/29/25 (Call 09/29/25)	5,015	5,133,605
4.75%, 07/15/21	2,830	3,031,949
Capital One N.A./Mclean VA
2.25%, 09/13/21 (Call 08/13/21)	3,775	3,701,161
2.35%, 01/31/20 (Call 12/31/19)	1,650	1,645,628
2.40%, 09/05/19 (Call 08/05/19)	2,750	2,750,110
2.65%, 08/08/22 (Call 07/08/22)	1,500	1,483,200
2.95%, 07/23/21 (Call 06/23/21)	3,100	3,121,359
Citibank N.A.
1.85%, 09/18/19 (Call 08/18/19)	2,000	1,988,480
2.00%, 03/20/19 (Call 02/20/19)	2,847	2,844,381
2.10%, 06/12/20 (Call 05/12/20)	5,985	5,944,900
2.13%, 10/20/20 (Call 09/20/20)	475	471,290
Citigroup Inc.
2.05%, 12/07/18(a)	1,900	1,899,867
2.05%, 06/07/19	6,340	6,321,043
2.35%, 08/02/21	2,050	2,027,676
2.40%, 02/18/20	7,982	7,967,553
2.50%, 07/29/19	2,550	2,558,645
2.55%, 04/08/19(a)	3,500	3,517,115
2.65%, 10/26/20	6,571	6,594,656
2.70%, 03/30/21	6,250	6,274,250
2.75%, 04/25/22 (Call 03/25/22)	3,500	3,488,240
2.88%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 0.950%)(c)	3,000	2,985,330
2.90%, 12/08/21 (Call 11/08/21)	3,850	3,870,405
3.20%, 10/21/26 (Call 07/21/26)	9,875	9,728,356
3.30%, 04/27/25	4,130	4,156,267
3.38%, 03/01/23	1,540	1,573,803
3.40%, 05/01/26(a)	6,535	6,548,658
3.50%, 05/15/23(a)	2,946	2,995,964
3.70%, 01/12/26	3,250	3,330,015

219

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
Citigroup Inc. (continued)
3.88%, 10/25/23(a)	$2,475	$2,577,564
3.88%, 03/26/25	2,075	2,118,119
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(c)	5,550	5,718,109
4.00%, 08/05/24	950	985,606
4.05%, 07/30/22	2,020	2,107,365
4.30%, 11/20/26	2,340	2,433,296
4.40%, 06/10/25	3,425	3,604,847
4.45%, 09/29/27	5,000	5,248,350
4.50%, 01/14/22	2,410	2,570,675
4.60%, 03/09/26	3,800	4,032,294
5.50%, 09/13/25	2,675	3,008,278
8.50%, 05/22/19	900	979,650
Citizens Bank N.A./Providence RI
2.20%, 05/26/20 (Call 04/26/20)	1,510	1,500,306
2.25%, 03/02/20 (Call 02/03/20)	785	782,127
2.25%, 10/30/20 (Call 09/30/20)	3,500	3,474,765
2.45%, 12/04/19 (Call 11/04/19)	1,300	1,301,105
2.50%, 03/14/19 (Call 02/14/19)	1,520	1,524,894
2.55%, 05/13/21 (Call 04/13/21)	1,695	1,691,322
2.65%, 05/26/22 (Call 04/26/22)	775	770,962
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)(a)	1,445	1,426,981
4.30%, 12/03/25 (Call 11/03/25)	1,000	1,043,070
Comerica Bank
2.50%, 06/02/20	500	500,685
4.00%, 07/27/25(a)	1,000	1,035,590
Commonwealth Bank of Australia/New York NY
2.05%, 03/15/19	350	349,668
2.25%, 03/13/19	2,500	2,503,150
2.30%, 09/06/19	3,500	3,506,650
2.40%, 11/02/20	3,315	3,313,342
2.55%, 03/15/21	2,395	2,400,149
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	250	251,390
2.88%, 06/29/22 (Call 05/29/22)	2,000	1,986,040
3.88%, 04/10/25 (Call 03/10/25)(a)	1,250	1,247,338
Cooperatieve Rabobank UA
3.75%, 07/21/26	2,500	2,526,125
3.88%, 02/08/22	2,736	2,881,254
3.95%, 11/09/22	7,650	8,000,446
4.38%, 08/04/25	2,295	2,419,848
4.50%, 01/11/21	1,460	1,553,206
4.63%, 12/01/23	2,350	2,521,809
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19	1,500	1,481,385
2.25%, 01/14/19(a)	6,290	6,305,599
2.25%, 01/14/20	1,250	1,251,113
2.50%, 01/19/21	6,780	6,821,087
2.75%, 01/10/22(a)	1,750	1,766,065
3.38%, 05/21/25	2,750	2,821,115
Credit Suisse AG/New York NY
2.30%, 05/28/19	5,665	5,677,690
3.00%, 10/29/21	4,655	4,725,477
3.63%, 09/09/24	6,891	7,124,329
4.38%, 08/05/20(a)	2,620	2,751,786
5.30%, 08/13/19(a)	1,058	1,111,524
5.40%, 01/14/20	1,067	1,128,267

Security	Par (000)	Value
Banks (continued)
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	$4,255	$4,275,807
3.13%, 12/10/20(a)	2,625	2,657,576
3.45%, 04/16/21(a)	4,235	4,328,170
3.75%, 03/26/25	5,575	5,686,611
3.80%, 09/15/22	2,395	2,476,598
3.80%, 06/09/23(a)	1,500	1,548,270
4.55%, 04/17/26	3,000	3,205,350
Deutsche Bank AG
2.85%, 05/10/19(a)	1,926	1,934,648
2.95%, 08/20/20	550	551,876
3.13%, 01/13/21	2,527	2,539,913
3.38%, 05/12/21	3,550	3,587,275
4.10%, 01/13/26	1,945	1,980,457
4.25%, 10/14/21(a)	5,600	5,828,256
Deutsche Bank AG/London
2.50%, 02/13/19	5,875	5,880,699
3.70%, 05/30/24(a)	4,255	4,284,019
Deutsche Bank AG/New York NY 3.30%, 11/16/22	2,650	2,645,548
Discover Bank
2.60%, 11/13/18 (Call 10/12/18)	1,000	1,004,730
3.10%, 06/04/20 (Call 05/04/20)	1,210	1,226,008
3.20%, 08/09/21 (Call 07/09/21)	2,000	2,030,960
3.45%, 07/27/26 (Call 04/27/26)	2,020	1,985,983
4.20%, 08/08/23	5,000	5,269,450
7.00%, 04/15/20	1,250	1,369,225
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	1,050	1,051,628
2.60%, 06/15/22 (Call 05/15/22)	3,100	3,074,828
2.88%, 07/27/20 (Call 06/27/20)(a)	1,600	1,619,328
3.50%, 03/15/22 (Call 02/15/22)	280	289,444
4.30%, 01/16/24 (Call 12/16/23)	1,875	1,988,400
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	3,665	3,626,774
2.25%, 06/14/21 (Call 05/14/21)	1,950	1,935,317
2.38%, 04/25/19 (Call 03/25/19)	2,350	2,358,319
2.88%, 10/01/21 (Call 09/01/21)	1,600	1,615,504
3.85%, 03/15/26 (Call 02/15/26)(a)	2,300	2,364,998
First Republic Bank/CA
2.38%, 06/17/19 (Call 05/17/19)	2,320	2,320,998
2.50%, 06/06/22 (Call 05/06/22)(a)	1,000	988,080
First Tennessee Bank N.A. 2.95%, 12/01/19 (Call 11/01/19)	1,000	1,006,730
Goldman Sachs Group Inc. (The)
1.95%, 07/23/19	1,715	1,705,808
2.00%, 04/25/19 (Call 03/25/19)	1,175	1,171,593
2.30%, 12/13/19 (Call 11/13/19)	7,513	7,502,256
2.35%, 11/15/21 (Call 11/15/20)	2,740	2,696,927
2.55%, 10/23/19	7,600	7,630,172
2.60%, 04/23/20 (Call 03/23/20)	2,711	2,717,615
2.60%, 12/27/20 (Call 12/27/19)	2,870	2,876,831
2.63%, 01/31/19	6,140	6,177,761
2.63%, 04/25/21 (Call 03/25/21)	3,744	3,742,053
2.75%, 09/15/20 (Call 08/15/20)	2,742	2,755,162
2.88%, 02/25/21 (Call 01/25/21)	3,395	3,419,987
2.88%, 10/31/22 (Call 10/31/21), (3 mo. LIBOR US + 0.821%)(c)	5,000	4,985,100
2.91%, 06/05/23 (Call 06/05/22), (3 mo. LIBOR US + 1.053%)(c)	4,000	3,970,800

220

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
Goldman Sachs Group Inc. (The) (continued)
2.91%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 0.990%)(c)	$5,450	$5,403,947
3.00%, 04/26/22 (Call 04/26/21)	7,975	8,013,360
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(c)	4,625	4,597,157
3.50%, 01/23/25 (Call 10/23/24)	6,650	6,732,925
3.50%, 11/16/26 (Call 11/16/25)	5,930	5,914,523
3.63%, 01/22/23	5,305	5,450,357
3.75%, 05/22/25 (Call 02/22/25)(a)	6,970	7,152,475
3.75%, 02/25/26 (Call 11/25/25)	4,130	4,222,264
3.85%, 07/08/24 (Call 04/08/24)	6,649	6,898,271
3.85%, 01/26/27 (Call 01/26/26)	7,625	7,777,424
4.00%, 03/03/24(a)	5,225	5,478,569
4.25%, 10/21/25	5,790	6,044,007
5.25%, 07/27/21	1,880	2,043,786
5.38%, 03/15/20	3,046	3,238,629
5.75%, 01/24/22	5,495	6,105,604
6.00%, 06/15/20(a)	2,747	2,978,517
7.50%, 02/15/19(a)	1,510	1,603,046
HSBC Bank PLC 7.65%, 05/01/25	800	986,632
HSBC Bank USA N.A. 4.88%, 08/24/20	4,350	4,613,958
HSBC Holdings PLC
2.65%, 01/05/22	5,125	5,096,812
2.95%, 05/25/21	2,700	2,727,108
3.03%, 11/22/23 (Call 11/22/22), (3 mo. LIBOR US + 0.923%)(c)	980	986,135
3.26%, 03/13/23 (Call 03/13/22), (3 mo. LIBOR US + 1.055%)(a)(c)	6,820	6,925,574
3.40%, 03/08/21(a)	4,940	5,059,054
3.60%, 05/25/23	750	773,460
3.90%, 05/25/26(a)	4,750	4,912,735
4.00%, 03/30/22(a)	526	551,543
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(c)	1,190	1,238,528
4.25%, 03/14/24	3,985	4,154,044
4.25%, 08/18/25	2,225	2,309,906
4.30%, 03/08/26	5,980	6,342,388
4.38%, 11/23/26	2,965	3,084,341
4.88%, 01/14/22	1,950	2,105,727
5.10%, 04/05/21	8,458	9,123,391
HSBC USA Inc.
2.25%, 06/23/19	2,000	2,002,800
2.35%, 03/05/20	2,500	2,501,525
2.38%, 11/13/19	1,730	1,734,550
2.75%, 08/07/20(a)	2,600	2,624,882
3.50%, 06/23/24	2,500	2,568,025
5.00%, 09/27/20	3,150	3,345,079
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)(a)	470	462,358
3.15%, 03/14/21 (Call 02/14/21)	1,035	1,053,920
7.00%, 12/15/20(a)	235	263,524
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)	4,310	4,310,388
2.38%, 03/10/20 (Call 02/10/20)	965	965,685
2.40%, 04/01/20 (Call 03/01/20)	2,500	2,500,975
2.50%, 08/07/22 (Call 07/07/22)	1,750	1,727,058
2.88%, 08/20/20 (Call 07/20/20)	250	252,713
Industrial & Commercial Bank of China Ltd./New York
2.45%, 10/20/21(a)	2,000	1,966,220
3.23%, 11/13/19	3,500	3,537,310

Security	Par (000)	Value
Banks (continued)
ING Groep NV
3.15%, 03/29/22	$3,940	$3,982,591
3.95%, 03/29/27	4,725	4,937,105
Intesa Sanpaolo SpA
3.88%, 01/15/19	1,750	1,777,458
5.25%, 01/12/24(a)	2,925	3,209,515
JPMorgan Chase & Co.
1.85%, 03/22/19 (Call 02/22/19)	3,015	3,005,020
2.20%, 10/22/19	1,460	1,460,380
2.25%, 01/23/20 (Call 12/23/19)	10,315	10,310,049
2.30%, 08/15/21 (Call 08/15/20)	2,900	2,879,642
2.35%, 01/28/19	4,500	4,514,985
2.40%, 06/07/21 (Call 05/07/21)	3,228	3,214,765
2.55%, 10/29/20 (Call 09/29/20)	7,245	7,275,791
2.55%, 03/01/21 (Call 02/01/21)	6,247	6,259,057
2.70%, 05/18/23 (Call 03/18/23)(a)	2,100	2,085,531
2.75%, 06/23/20 (Call 05/23/20)	4,261	4,300,585
2.78%, 04/25/23 (Call 04/25/22), (3 mo. LIBOR US + 0.935%)(c)	3,450	3,445,929
2.95%, 10/01/26 (Call 07/01/26)	5,150	5,022,640
2.97%, 01/15/23 (Call 01/15/22)	2,990	3,010,810
3.13%, 01/23/25 (Call 10/23/24)	6,850	6,867,330
3.20%, 01/25/23	924	940,290
3.20%, 06/15/26 (Call 03/15/26)(a)	4,775	4,751,316
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(c)	11,735	11,804,236
3.25%, 09/23/22	3,749	3,832,865
3.30%, 04/01/26 (Call 01/01/26)	2,850	2,856,926
3.38%, 05/01/23(a)	6,550	6,669,734
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(a)(c)	2,150	2,173,005
3.63%, 05/13/24	1,080	1,120,554
3.88%, 02/01/24	6,150	6,482,469
3.88%, 09/10/24(a)	4,200	4,375,854
3.90%, 07/15/25 (Call 04/15/25)	5,393	5,657,958
4.13%, 12/15/26	3,105	3,243,793
4.25%, 10/15/20	3,815	4,002,812
4.35%, 08/15/21	4,665	4,953,530
4.40%, 07/22/20	5,950	6,247,857
4.50%, 01/24/22	7,691	8,239,676
4.63%, 05/10/21	2,730	2,914,985
4.95%, 03/25/20	3,650	3,863,087
6.30%, 04/23/19	3,424	3,615,778
JPMorgan Chase Bank N.A. 1.65%, 09/23/19 (Call 08/23/19)	1,180	1,171,079
KeyBank N.A./Cleveland OH
1.60%, 08/22/19	1,325	1,312,187
2.25%, 03/16/20	1,845	1,842,731
2.30%, 09/14/22	3,250	3,192,507
2.40%, 06/09/22	2,000	1,978,580
2.50%, 12/15/19	1,235	1,240,805
2.50%, 11/22/21(a)	3,230	3,221,925
3.18%, 10/15/27	2,100	2,122,953
3.30%, 06/01/25	1,000	1,017,860
3.40%, 05/20/26	1,000	995,760
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	1,265	1,267,404
2.90%, 09/15/20	576	582,872
5.10%, 03/24/21	334	361,074

221

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
KfW
1.00%, 07/15/19	$12,210	$12,033,810
1.25%, 09/30/19	6,290	6,212,444
1.50%, 02/06/19	26,360	26,256,669
1.50%, 09/09/19	500	496,205
1.50%, 04/20/20	11,190	11,056,615
1.50%, 06/15/21(a)	4,355	4,255,096
1.63%, 05/29/20	12,100	11,982,025
1.75%, 10/15/19	3,100	3,088,933
1.75%, 03/31/20	5,980	5,945,436
1.75%, 09/15/21	175	172,100
1.88%, 04/01/19	5,460	5,460,710
1.88%, 06/30/20	9,480	9,440,753
1.88%, 11/30/20	1,125	1,118,183
2.00%, 11/30/21	2,500	2,478,850
2.00%, 09/29/22	2,775	2,739,563
2.00%, 05/02/25(a)	8,885	8,588,774
2.13%, 03/07/22	12,290	12,221,299
2.13%, 06/15/22(a)	11,100	11,028,960
2.13%, 01/17/23	9,590	9,494,100
2.38%, 08/25/21(a)	3,050	3,069,550
2.50%, 11/20/24(a)	11,330	11,331,699
2.63%, 01/25/22(a)	6,310	6,407,616
2.75%, 09/08/20	1,850	1,884,484
2.75%, 10/01/20	7,070	7,202,916
4.00%, 01/27/20	5,918	6,167,562
4.88%, 06/17/19	3,190	3,332,721
Korea Development Bank (The)
1.38%, 09/12/19	2,000	1,958,660
2.25%, 05/18/20	1,000	987,760
2.50%, 03/11/20	1,700	1,690,463
2.50%, 01/13/21	2,500	2,474,500
2.75%, 03/19/23	1,000	984,620
3.00%, 03/17/19	250	251,668
3.00%, 09/14/22(a)	3,250	3,253,120
3.75%, 01/22/24	2,000	2,075,880
4.63%, 11/16/21(a)	3,250	3,454,457
Landwirtschaftliche Rentenbank
1.38%, 10/23/19	530	524,393
1.75%, 04/15/19	3,015	3,010,025
1.75%, 07/27/26	3,600	3,371,616
2.00%, 01/13/25	7,070	6,842,558
2.25%, 10/01/21	800	801,296
Series 37, 2.50%, 11/15/27	1,000	989,490
Lloyds Bank PLC
2.05%, 01/22/19	1,000	999,360
6.38%, 01/21/21	2,717	3,027,906
Lloyds Banking Group PLC
3.00%, 01/11/22	5,850	5,872,698
3.10%, 07/06/21	1,895	1,918,403
3.75%, 01/11/27	3,740	3,795,576
4.50%, 11/04/24	1,860	1,952,981
4.58%, 12/10/25	2,950	3,097,736
4.65%, 03/24/26	2,555	2,704,314
2.91%, 11/07/23 (Call 11/07/22), (3 mo. LIBOR US + 0.810%)(c)	1,360	1,349,093
Manufacturers & Traders Trust Co.
2.05%, 08/17/20 (Call 07/17/20)	505	501,783
2.25%, 07/25/19 (Call 06/25/19)	2,160	2,165,443
2.50%, 05/18/22 (Call 04/18/22)	1,500	1,494,765

Security	Par (000)	Value
Banks (continued)
Manufacturers & Traders Trust Co. (continued)
2.90%, 02/06/25 (Call 01/06/25)	$1,500	$1,487,700
3.40%, 08/17/27	2,150	2,163,760
Mitsubishi UFJ Financial Group Inc.
2.53%, 09/13/23(a)	1,830	1,787,196
2.67%, 07/25/22	1,710	1,694,251
2.76%, 09/13/26(a)	1,500	1,433,940
2.95%, 03/01/21	7,350	7,426,513
3.00%, 02/22/22(a)	1,862	1,877,231
3.29%, 07/25/27	1,080	1,070,399
3.85%, 03/01/26	6,850	7,088,174
Mizuho Financial Group Inc.
2.27%, 09/13/21	3,250	3,189,290
2.60%, 09/11/22(a)	2,700	2,660,688
2.84%, 09/13/26(a)	1,730	1,660,592
2.95%, 02/28/22	2,195	2,200,356
3.17%, 09/11/27(a)	1,450	1,420,623
3.66%, 02/28/27	1,815	1,851,681
Morgan Stanley
2.29%, 07/22/22 (Call 07/22/21), (3 mo. LIBOR US + 0.930%)(d)	2,500	2,518,400
2.38%, 07/23/19	5,013	5,020,419
2.45%, 02/01/19	6,638	6,658,511
2.50%, 01/24/19	4,455	4,472,196
2.50%, 04/21/21	11,659	11,607,467
2.63%, 11/17/21	4,254	4,238,686
2.65%, 01/27/20	4,973	5,003,335
2.75%, 05/19/22	3,590	3,584,005
2.80%, 06/16/20	3,705	3,737,678
3.13%, 07/27/26	7,030	6,896,219
3.63%, 01/20/27	5,450	5,535,347
3.70%, 10/23/24(a)	4,080	4,212,478
3.75%, 02/25/23	6,050	6,264,956
3.88%, 01/27/26	6,761	7,009,061
3.95%, 04/23/27	4,450	4,506,070
4.00%, 07/23/25	1,970	2,059,970
4.10%, 05/22/23(a)	2,550	2,658,962
4.35%, 09/08/26	4,100	4,284,705
4.88%, 11/01/22(a)	4,470	4,816,738
5.00%, 11/24/25	5,350	5,833,372
5.50%, 01/26/20	5,450	5,794,930
5.50%, 07/24/20	5,100	5,482,143
5.50%, 07/28/21	5,983	6,549,949
5.63%, 09/23/19	3,283	3,470,065
5.75%, 01/25/21	2,230	2,441,917
7.30%, 05/13/19	3,030	3,242,524
Series F, 3.88%, 04/29/24(a)	6,195	6,470,801
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	200	199,254
3.00%, 02/10/25 (Call 01/10/25)	704	694,348
MUFG Union Bank N.A. 2.25%, 05/06/19 (Call 04/06/19)	4,250	4,249,617
National Australia Bank Ltd./New York
1.88%, 07/12/21	1,500	1,465,260
2.00%, 01/14/19	2,000	1,998,860
2.25%, 01/10/20	1,450	1,449,319
2.50%, 05/22/22	4,500	4,467,150
2.50%, 07/12/26	3,800	3,608,556
2.63%, 07/23/20(a)	1,250	1,258,725
2.63%, 01/14/21	2,250	2,259,360
2.80%, 01/10/22	350	352,314

222

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
National Australia Bank Ltd./New York (continued)
3.00%, 01/20/23(a)	$2,600	$2,622,386
3.38%, 01/14/26	1,610	1,634,714
National Bank of Canada
2.10%, 12/14/18	1,500	1,500,330
2.15%, 06/12/20 (Call 05/12/20)	1,500	1,493,145
2.20%, 11/02/20 (Call 10/02/20)	5,000	4,967,600
Northern Trust Corp.
2.38%, 08/02/22	25	25,003
3.38%, 08/23/21	695	720,013
3.45%, 11/04/20	807	832,655
Oesterreichische Kontrollbank AG
1.38%, 02/10/20	3,100	3,057,561
1.50%, 10/21/20	3,620	3,559,763
1.63%, 03/12/19	1,180	1,175,976
1.75%, 01/24/20	3,855	3,834,646
2.38%, 10/01/21(a)	1,400	1,406,622
PNC Bank N.A.
1.45%, 07/29/19 (Call 06/29/19)(e)	1,750	1,729,910
1.80%, 11/05/18 (Call 10/06/18)(a)(e)	1,000	998,950
1.95%, 03/04/19 (Call 02/02/19)(e)	2,410	2,406,867
2.20%, 01/28/19 (Call 12/29/18)(e)	1,500	1,501,635
2.25%, 07/02/19 (Call 06/02/19)(a)(e)	4,140	4,146,872
2.30%, 06/01/20 (Call 05/02/20)(e)	3,440	3,442,821
2.40%, 10/18/19 (Call 09/18/19)(a)(e)	800	802,656
2.45%, 11/05/20 (Call 10/06/20)(e)	1,250	1,253,875
2.70%, 11/01/22 (Call 10/01/22)(e)	1,500	1,495,965
2.95%, 01/30/23 (Call 12/30/22)(e)	3,000	3,019,170
2.95%, 02/23/25 (Call 01/24/25)(e)	300	299,193
3.10%, 10/25/27 (Call 09/25/27)(e)	4,040	3,994,994
3.30%, 10/30/24 (Call 09/30/24)(e)	272	278,063
3.80%, 07/25/23 (Call 06/25/23)(e)	1,500	1,570,215
4.25%, 07/01/18(e)	220	222,796
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22(e)(f)	5,595	5,622,192
3.15%, 05/19/27 (Call 04/19/27)(e)	2,000	1,986,320
3.30%, 03/08/22 (Call 02/06/22)(e)	1,937	1,991,895
3.90%, 04/29/24 (Call 03/29/24)(e)	1,000	1,048,040
4.38%, 08/11/20(e)	4,592	4,828,855
5.13%, 02/08/20(e)	1,391	1,473,723
6.88%, 05/15/19(e)	170	181,115
RBC USA Holdco Corp. 5.25%, 09/15/20	1,650	1,772,084
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	1,900	1,889,664
3.20%, 02/08/21 (Call 01/08/21)	4,159	4,235,068
Royal Bank of Canada
1.50%, 07/29/19	1,450	1,434,253
1.63%, 04/15/19	2,900	2,881,991
2.00%, 12/10/18	2,245	2,246,010
2.13%, 03/02/20(a)	1,900	1,895,478
2.15%, 03/15/19	270	270,065
2.15%, 03/06/20	772	770,062
2.35%, 10/30/20(a)	4,250	4,250,085
2.50%, 01/19/21(a)	1,900	1,907,011
2.75%, 02/01/22(a)	5,950	6,013,308
4.65%, 01/27/26(a)	3,600	3,861,864
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	8,050	8,182,342
4.80%, 04/05/26	3,515	3,764,178
6.40%, 10/21/19	200	214,560

Security	Par (000)	Value
Banks (continued)
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	$2,825	$2,829,351
2.70%, 05/24/19 (Call 04/24/19)	3,391	3,403,242
3.70%, 03/28/22 (Call 02/28/22)(a)(b)	3,405	3,459,344
4.40%, 07/13/27 (Call 04/13/27)(b)	1,110	1,135,297
4.50%, 07/17/25 (Call 04/17/25)	1,663	1,730,385
Santander Issuances SAU 5.18%, 11/19/25	3,400	3,662,310
Santander UK Group Holdings PLC
2.88%, 10/16/20	3,423	3,441,826
2.88%, 08/05/21	2,800	2,799,132
3.13%, 01/08/21	3,648	3,694,476
3.57%, 01/10/23 (Call 01/10/22)	2,375	2,409,865
Santander UK PLC
2.38%, 03/16/20	471	471,805
2.50%, 03/14/19	500	502,330
4.00%, 03/13/24	686	722,358
Skandinaviska Enskilda Banken AB
1.50%, 09/13/19	3,250	3,210,642
1.88%, 09/13/21(a)	1,500	1,464,975
2.30%, 03/11/20	2,000	2,000,000
2.63%, 03/15/21	1,450	1,456,511
2.80%, 03/11/22(a)	2,000	2,019,100
State Street Corp.
1.95%, 05/19/21	769	759,157
2.55%, 08/18/20	2,215	2,237,947
2.65%, 05/19/26	2,270	2,203,943
3.10%, 05/15/23	3,123	3,158,914
3.55%, 08/18/25	1,455	1,511,352
3.70%, 11/20/23	215	226,756
4.38%, 03/07/21	362	384,708
Sumitomo Mitsui Banking Corp.
2.09%, 10/18/19	2,000	1,992,920
2.45%, 01/10/19	870	872,749
2.45%, 01/16/20	4,240	4,248,565
2.45%, 10/20/20	1,000	998,260
2.65%, 07/23/20(a)	2,850	2,873,000
3.20%, 07/18/22	1,750	1,779,488
3.40%, 07/11/24	3,250	3,325,497
3.95%, 01/10/24	4,550	4,797,110
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	4,500	4,404,285
2.44%, 10/19/21(a)	1,000	989,670
2.63%, 07/14/26	4,000	3,782,960
2.78%, 10/18/22	2,000	1,985,860
2.85%, 01/11/22	3,710	3,721,390
2.93%, 03/09/21	4,993	5,043,929
3.01%, 10/19/26(a)	3,000	2,914,560
3.35%, 10/18/27	2,000	1,993,480
3.45%, 01/11/27(a)	3,000	3,018,030
3.78%, 03/09/26	200	206,920
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)(a)	2,115	2,115,698
2.45%, 08/01/22 (Call 07/01/22)	2,000	1,978,360
2.75%, 05/01/23 (Call 04/01/23)	1,200	1,191,348
3.30%, 05/15/26 (Call 04/15/26)(a)	1,000	988,470
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	1,750	1,755,373
2.50%, 05/01/19 (Call 04/01/19)	846	849,892
2.70%, 01/27/22 (Call 12/27/21)	2,766	2,763,732
2.90%, 03/03/21 (Call 02/03/21)	2,415	2,443,256

223

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
SVB Financial Group
3.50%, 01/29/25	$930	$931,804
5.38%, 09/15/20	150	160,835
Svenska Handelsbanken AB
1.50%, 09/06/19	2,000	1,977,860
1.88%, 09/07/21	2,000	1,958,340
2.40%, 10/01/20	1,500	1,504,140
2.45%, 03/30/21	1,750	1,751,488
2.50%, 01/25/19(a)	4,000	4,019,400
Synchrony Bank 3.00%, 06/15/22 (Call 05/15/22)	2,250	2,234,408
Synovus Financial Corp. 3.13%, 11/01/22 (Call 10/01/22)	2,500	2,484,650
Toronto-Dominion Bank (The)
1.45%, 08/13/19(a)	2,725	2,694,671
1.80%, 07/13/21(a)	422	413,151
1.85%, 09/11/20	3,220	3,183,936
1.95%, 01/22/19	2,270	2,268,002
2.13%, 07/02/19(a)	2,750	2,751,018
2.13%, 04/07/21(a)	4,700	4,662,400
2.25%, 11/05/19	3,900	3,907,956
2.50%, 12/14/20	3,751	3,769,230
3.63%, 09/15/31 (Call 09/15/26), (5 year USD Swap + 2.205%)(a)(c)	2,425	2,411,978
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	700	701,883
2.35%, 01/29/21 (Call 12/29/20)	2,950	2,958,585
2.63%, 01/24/22 (Call 12/23/21)(a)	5,052	5,084,787
2.95%, 07/15/22 (Call 06/15/22)	1,648	1,675,143
3.00%, 03/15/22 (Call 02/15/22)	1,738	1,776,219
3.10%, 04/27/26 (Call 03/27/26)	675	669,722
3.70%, 01/30/24 (Call 12/29/23)	2,525	2,653,245
4.13%, 05/24/21 (Call 04/23/21)	1,986	2,100,552
Series F, 3.60%, 09/11/24 (Call 08/11/24)	2,165	2,242,399
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	2,250	2,124,360
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	1,700	1,696,073
U.S. Bank N.A./Cincinnati OH
1.40%, 04/26/19 (Call 03/26/19)	4,250	4,214,045
2.13%, 10/28/19 (Call 09/28/19)	4,685	4,687,483
2.80%, 01/27/25 (Call 12/27/24)(a)	1,250	1,238,588
UBS AG/London 2.45%, 12/01/20 (Call 11/01/20)(b)	2,130	2,128,999
UBS AG/Stamford CT
2.35%, 03/26/20(a)	3,320	3,322,092
2.38%, 08/14/19(a)	4,550	4,562,239
4.88%, 08/04/20	4,640	4,935,568
Wells Fargo & Co.
2.10%, 07/26/21	6,015	5,915,692
2.13%, 04/22/19	5,375	5,370,592
2.15%, 01/15/19	1,935	1,937,322
2.50%, 03/04/21	9,601	9,596,199
2.55%, 12/07/20(a)	3,000	3,008,280
2.60%, 07/22/20	7,288	7,333,113
2.63%, 07/22/22	1,685	1,673,205
3.00%, 01/22/21(a)	3,450	3,504,475
3.00%, 02/19/25	5,635	5,581,918
3.00%, 04/22/26	5,125	5,010,405
3.00%, 10/23/26	4,280	4,169,533
3.07%, 01/24/23 (Call 01/24/22)	7,264	7,323,928
3.30%, 09/09/24(a)	7,127	7,230,270
3.50%, 03/08/22	3,029	3,121,384
3.55%, 09/29/25	6,295	6,441,044

Security	Par (000)	Value
Banks (continued)
Wells Fargo & Co. (continued)
3.58%, 05/22/28 (Call 05/22/27), (3 mo. LIBOR US + 1.310%)(a)(c)	$1,289	$1,304,429
4.10%, 06/03/26(a)	6,000	6,237,900
4.13%, 08/15/23	1,250	1,316,063
4.30%, 07/22/27(a)	5,400	5,694,462
4.48%, 01/16/24(a)	606	650,553
4.60%, 04/01/21(a)	1,215	1,294,497
Series M, 3.45%, 02/13/23	4,825	4,919,184
Series N, 2.15%, 01/30/20	8,770	8,745,093
Wells Fargo Bank N.A.
1.75%, 05/24/19	6,500	6,469,515
2.15%, 12/06/19	3,840	3,837,466
Westpac Banking Corp.
1.60%, 08/19/19	2,350	2,327,558
1.65%, 05/13/19	1,895	1,882,777
2.00%, 08/19/21	2,250	2,211,750
2.10%, 05/13/21	385	380,896
2.15%, 03/06/20(a)	2,000	1,995,440
2.25%, 01/17/19	1,490	1,493,487
2.30%, 05/26/20	785	784,851
2.50%, 06/28/22(a)	2,218	2,207,930
2.60%, 11/23/20	1,825	1,832,720
2.70%, 08/19/26(a)	2,425	2,329,407
2.80%, 01/11/22	5,735	5,790,744
2.85%, 05/13/26	2,275	2,215,054
3.35%, 03/08/27	2,400	2,418,840
4.32%, 11/23/31 (Call 11/23/26), (5 year USD ICE Swap + 2.236%)(c)	2,815	2,893,820
4.88%, 11/19/19	1,520	1,596,274

		2,035,075,355
Beverages — 2.4%
Anheuser-Busch Companies LLC 5.00%, 03/01/19	1,220	1,263,383
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	11,140	11,125,072
2.15%, 02/01/19(a)	4,148	4,156,172
2.63%, 01/17/23	2,955	2,939,073
2.65%, 02/01/21 (Call 01/01/21)	14,749	14,861,092
3.30%, 02/01/23 (Call 12/01/22)(a)	13,820	14,157,070
3.65%, 02/01/26 (Call 11/01/25)(a)	19,850	20,360,542
3.70%, 02/01/24	2,175	2,271,592
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	2,350	2,330,448
3.75%, 01/15/22	1,200	1,253,520
4.38%, 02/15/21	1,570	1,661,672
5.00%, 04/15/20	1,223	1,299,755
5.38%, 01/15/20	2,555	2,719,695
6.88%, 11/15/19	1,250	1,359,750
7.75%, 01/15/19(a)	2,713	2,879,877
Beam Suntory Inc. 3.25%, 05/15/22 (Call 02/15/22)	680	692,437
Coca-Cola Bottling Co. Consolidated 3.80%, 11/25/25 (Call 08/25/25)(a)	780	786,193
Coca-Cola Co. (The)
1.38%, 05/30/19	3,350	3,325,511
1.55%, 09/01/21	1,950	1,913,652
1.88%, 10/27/20	1,750	1,737,453
2.20%, 05/25/22(a)	900	893,448
2.25%, 09/01/26(a)	2,550	2,413,371
2.45%, 11/01/20	2,734	2,759,262
2.50%, 04/01/23	775	772,908
2.55%, 06/01/26(a)	1,325	1,291,133

224

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Beverages (continued)
Coca-Cola Co. (The) (continued)
2.88%, 10/27/25	$3,050	$3,053,934
2.90%, 05/25/27	1,477	1,471,875
3.15%, 11/15/20(a)	2,109	2,172,565
3.20%, 11/01/23(a)	1,698	1,757,006
3.30%, 09/01/21(a)	1,754	1,815,215
Coca-Cola European Partners US LLC
3.25%, 08/19/21 (Call 05/19/21)	300	306,120
3.50%, 09/15/20	1,250	1,286,750
4.50%, 09/01/21 (Call 06/01/21)	1,680	1,782,866
Coca-Cola FEMSA SAB de CV 2.38%, 11/26/18	1,342	1,345,543
Constellation Brands Inc.
2.00%, 11/07/19	1,000	994,370
2.25%, 11/06/20	450	446,535
2.65%, 11/07/22 (Call 10/07/22)	75	74,156
2.70%, 05/09/22 (Call 04/09/22)	5,800	5,768,332
3.70%, 12/06/26 (Call 09/06/26)	3,280	3,358,425
4.75%, 11/15/24	550	602,971
6.00%, 05/01/22	1,950	2,195,680
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	4,214	4,216,360
4.83%, 07/15/20	475	505,927
Diageo Investment Corp. 2.88%, 05/11/22(a)	1,496	1,519,532
Dr Pepper Snapple Group Inc.
2.55%, 09/15/26 (Call 06/15/26)	1,475	1,382,385
3.13%, 12/15/23 (Call 10/15/23)	480	486,893
3.40%, 11/15/25 (Call 08/15/25)(a)	950	960,707
3.43%, 06/15/27 (Call 03/15/27)(b)	1,000	1,001,450
Molson Coors Brewing Co.
1.45%, 07/15/19	1,625	1,603,989
2.10%, 07/15/21 (Call 06/15/21)	1,959	1,919,859
2.25%, 03/15/20 (Call 02/15/20)(b)	640	637,363
3.00%, 07/15/26 (Call 04/15/26)(a)	4,477	4,338,123
3.50%, 05/01/22	525	539,385
PepsiCo Inc.
1.35%, 10/04/19	1,975	1,953,354
1.50%, 02/22/19	1,056	1,051,174
1.70%, 10/06/21 (Call 09/06/21)	985	962,335
1.85%, 04/30/20 (Call 03/30/20)(a)	1,950	1,938,085
2.00%, 04/15/21 (Call 03/15/21)	1,400	1,387,540
2.15%, 10/14/20 (Call 09/14/20)	2,341	2,339,619
2.25%, 01/07/19 (Call 12/07/18)	2,450	2,458,575
2.25%, 05/02/22 (Call 04/02/22)	2,550	2,526,948
2.38%, 10/06/26 (Call 07/06/26)(a)	2,330	2,215,690
2.75%, 03/05/22	2,996	3,036,596
2.75%, 03/01/23	1,320	1,332,461
2.75%, 04/30/25 (Call 01/30/25)	1,025	1,022,591
2.85%, 02/24/26 (Call 11/24/25)(a)	2,146	2,127,394
3.00%, 08/25/21	555	568,858
3.00%, 10/15/27 (Call 07/15/27)	1,500	1,488,075
3.10%, 07/17/22 (Call 05/17/22)	1,625	1,665,999
3.13%, 11/01/20	555	569,486
3.50%, 07/17/25 (Call 04/17/25)(a)	1,650	1,718,112
3.60%, 03/01/24 (Call 12/01/23)	2,438	2,560,388
4.50%, 01/15/20	572	600,526

		182,292,203
Biotechnology — 1.4%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)(a)	2,950	2,875,247
1.90%, 05/10/19	660	657,796
2.13%, 05/01/20 (Call 04/01/20)	1,450	1,443,054

Security	Par (000)	Value
Biotechnology (continued)
Amgen Inc. (continued)
2.20%, 05/22/19 (Call 04/22/19)(a)	$3,613	$3,617,480
2.20%, 05/11/20	1,485	1,480,055
2.60%, 08/19/26 (Call 05/19/26)	3,635	3,452,487
2.65%, 05/11/22 (Call 04/11/22)	89	88,668
2.70%, 05/01/22 (Call 03/01/22)	3,120	3,108,550
3.13%, 05/01/25 (Call 02/01/25)	610	609,317
3.20%, 11/02/27 (Call 08/02/27)	1,650	1,634,127
3.45%, 10/01/20(a)	885	908,683
3.63%, 05/15/22 (Call 02/15/22)(a)	600	619,812
3.63%, 05/22/24 (Call 02/22/24)	1,681	1,746,088
3.88%, 11/15/21 (Call 08/15/21)	1,010	1,052,400
4.10%, 06/15/21 (Call 03/15/21)	2,398	2,513,560
4.50%, 03/15/20(a)	1,275	1,334,823
5.70%, 02/01/19(a)	2,118	2,205,558
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)(a)	4,205	4,234,141
3.60%, 06/23/22 (Call 04/23/22)(a)	900	924,309
4.00%, 06/23/25 (Call 03/23/25)	4,510	4,634,160
Biogen Inc.
2.90%, 09/15/20	2,395	2,427,141
3.63%, 09/15/22	1,500	1,551,705
4.05%, 09/15/25 (Call 06/15/25)	3,230	3,404,549
Bio-Rad Laboratories Inc. 4.88%, 12/15/20	2,150	2,280,677
Celgene Corp.
2.25%, 05/15/19	3,250	3,247,952
2.25%, 08/15/21	1,440	1,415,160
2.75%, 02/15/23 (Call 01/15/23)	1,490	1,477,454
2.88%, 08/15/20(a)	1,490	1,503,604
3.25%, 08/15/22	1,810	1,836,082
3.45%, 11/15/27 (Call 08/15/27)	1,150	1,143,859
3.55%, 08/15/22	910	935,025
3.63%, 05/15/24 (Call 02/15/24)	800	820,032
3.88%, 08/15/25 (Call 05/15/25)	7,005	7,222,645
3.95%, 10/15/20	900	935,091
4.00%, 08/15/23	535	561,873
Gilead Sciences Inc.
1.85%, 09/20/19	1,475	1,469,011
1.95%, 03/01/22 (Call 02/01/22)(a)	860	840,487
2.05%, 04/01/19	200	200,074
2.35%, 02/01/20(a)	4,693	4,713,415
2.50%, 09/01/23 (Call 07/01/23)(a)	1,205	1,186,142
2.55%, 09/01/20(a)	1,450	1,463,224
2.95%, 03/01/27 (Call 12/01/26)(a)	4,325	4,226,520
3.25%, 09/01/22 (Call 07/01/22)(a)	5,515	5,665,504
3.50%, 02/01/25 (Call 11/01/24)	5,600	5,748,344
3.65%, 03/01/26 (Call 12/01/25)	875	905,590
3.70%, 04/01/24 (Call 01/01/24)	3,680	3,850,568
4.40%, 12/01/21 (Call 09/01/21)	2,849	3,045,780
4.50%, 04/01/21 (Call 01/01/21)	1,174	1,247,680

		104,465,503
Building Materials — 0.2%
CRH America Inc. 5.75%, 01/15/21	920	1,000,942
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(f)	640	662,048
3.75%, 12/01/21 (Call 09/01/21)(a)	1,250	1,295,637
3.90%, 02/14/26 (Call 11/14/25)	1,000	1,047,510
4.25%, 03/01/21	1,325	1,393,304
5.00%, 03/30/20	400	422,852
Lennox International Inc. 3.00%, 11/15/23 (Call 09/15/23)	450	446,580
Masco Corp. 4.38%, 04/01/26 (Call 01/01/26)	1,460	1,543,235

225

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Building Materials (continued)
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	$770	$753,291
4.20%, 12/15/22 (Call 09/15/22)(a)	225	236,182
4.20%, 12/01/24 (Call 09/01/24)	425	445,107
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)(a)	1,100	1,120,449
4.50%, 04/01/25 (Call 01/01/25)(a)	1,000	1,064,760
7.50%, 06/15/21	645	748,503

		12,180,400
Chemicals — 1.3%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	1,370	1,388,906
3.38%, 03/15/25 (Call 12/15/24)	205	205,982
3.50%, 06/01/23 (Call 03/01/23)	160	164,118
Air Products & Chemicals Inc.
2.75%, 02/03/23	465	468,855
3.00%, 11/03/21(a)	1,888	1,927,837
3.35%, 07/31/24 (Call 04/30/24)(a)	635	656,101
4.38%, 08/21/19	250	259,273
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	625	625,650
2.90%, 11/15/22 (Call 08/15/22)(a)	425	427,261
3.05%, 08/01/20 (Call 07/01/20)	665	680,854
3.65%, 07/15/24 (Call 04/15/24)(a)	725	755,813
Albemarle Corp. 4.15%, 12/01/24 (Call 09/01/24)(a)	1,040	1,101,984
Braskem Finance Ltd. 6.45%, 02/03/24	1,250	1,408,462
Cabot Corp. 3.70%, 07/15/22	460	474,090
Celanese U.S. Holdings LLC 4.63%, 11/15/22	2,066	2,205,372
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	280	282,038
3.50%, 10/01/24 (Call 07/01/24)	2,174	2,236,394
4.13%, 11/15/21 (Call 08/15/21)	3,334	3,504,034
4.25%, 11/15/20 (Call 08/15/20)	1,868	1,956,058
8.55%, 05/15/19	5,982	6,511,407
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	3,600	3,621,024
3.60%, 08/15/22 (Call 05/15/22)	152	157,066
3.80%, 03/15/25 (Call 12/15/24)(a)	2,581	2,680,007
EI du Pont de Nemours & Co.
2.20%, 05/01/20	250	249,455
2.80%, 02/15/23	4,973	4,971,806
3.63%, 01/15/21	1,029	1,066,332
4.25%, 04/01/21(a)	375	396,476
4.63%, 01/15/20	1,796	1,885,620
5.75%, 03/15/19(a)	775	809,309
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	700	720,839
4.10%, 02/01/24 (Call 11/01/23)	1,000	1,028,970
LYB International Finance BV 4.00%, 07/15/23	2,220	2,316,015
LYB International Finance II BV 3.50%, 03/02/27 (Call 12/02/26)	1,250	1,245,337
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	4,703	4,839,575
5.75%, 04/15/24 (Call 01/15/24)	2,800	3,175,844
Methanex Corp. 4.25%, 12/01/24 (Call 09/01/24)	280	283,503
Monsanto Co.
2.13%, 07/15/19	1,417	1,412,749
2.20%, 07/15/22 (Call 04/15/22)(a)	110	106,699
2.75%, 07/15/21	600	603,390

Security	Par (000)	Value
Chemicals (continued)
Monsanto Co. (continued)
2.85%, 04/15/25 (Call 01/15/25)	$1,120	$1,094,744
3.38%, 07/15/24 (Call 04/15/24)	1,530	1,551,420
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	150	149,094
3.75%, 11/15/21 (Call 08/15/21)	1,540	1,578,146
4.05%, 11/15/27 (Call 08/15/27)	1,150	1,141,203
4.25%, 11/15/23 (Call 08/15/23)(a)	1,636	1,696,188
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)(a)	1,850	1,805,748
3.63%, 03/15/24 (Call 12/15/23)	450	460,085
4.00%, 12/15/26 (Call 09/15/26)(a)	1,000	1,040,470
4.88%, 03/30/20	105	110,151
6.50%, 05/15/19	581	613,286
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	850	850,451
3.60%, 11/15/20(a)	550	572,319
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	11	10,854
2.25%, 09/24/20	900	900,027
2.45%, 02/15/22 (Call 11/15/21)(a)	613	613,913
2.65%, 02/05/25 (Call 11/05/24)	1,740	1,719,729
2.70%, 02/21/23 (Call 11/21/22)	375	376,684
3.00%, 09/01/21(a)	465	474,742
3.20%, 01/30/26 (Call 10/30/25)	100	102,039
4.05%, 03/15/21(a)	500	527,420
4.50%, 08/15/19	1,247	1,298,588
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	875	899,045
3.75%, 03/15/27 (Call 12/15/26)	1,000	1,006,700
6.13%, 10/15/19	495	527,819
Sherwin-Williams Co. (The)
2.25%, 05/15/20	1,100	1,094,665
2.75%, 06/01/22 (Call 05/01/22)	2,700	2,686,635
3.13%, 06/01/24 (Call 04/01/24)	755	756,367
3.45%, 08/01/25 (Call 05/01/25)(a)	1,265	1,281,318
3.45%, 06/01/27 (Call 03/01/27)(a)	2,005	2,029,501
4.20%, 01/15/22 (Call 10/15/21)	1,700	1,778,880
7.25%, 06/15/19	400	429,448
Syngenta Finance NV 3.13%, 03/28/22(a)	1,625	1,584,375
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	400	407,868
3.60%, 08/15/26 (Call 05/15/26)	1,240	1,243,807
4.63%, 02/15/21 (Call 02/15/18)	2,000	2,062,720

		95,286,954
Commercial Services — 0.4%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	1,830	1,833,550
3.38%, 09/15/25 (Call 06/15/25)	210	216,560
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)(a)	2,515	2,585,772
5.50%, 11/01/22 (Call 05/01/22)	1,520	1,638,879
Board of Trustees of The Leland Stanford Junior University (The) 4.75%, 05/01/19	318	329,693
Ecolab Inc.
2.25%, 01/12/20(a)	159	158,882
2.38%, 08/10/22 (Call 07/10/22)	1,600	1,581,952
2.70%, 11/01/26 (Call 08/01/26)	2,710	2,597,942
3.25%, 01/14/23 (Call 11/14/22)	1,050	1,078,266
3.25%, 12/01/27 (Call 09/01/27)(b)	1,500	1,492,560
4.35%, 12/08/21	1,432	1,528,460

226

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Services (continued)
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)(a)	$310	$300,976
3.30%, 12/15/22 (Call 09/15/22)(a)	140	137,924
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)(a)(b)	1,050	1,038,860
2.75%, 12/15/21 (Call 11/15/21)	4,120	4,132,401
4.88%, 02/15/24 (Call 11/15/23)(a)	295	324,096
5.50%, 09/01/20	515	555,767
Princeton University Series A, 4.95%, 03/01/19	878	908,774
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	1,914	1,859,106
3.30%, 08/14/20 (Call 07/14/20)	683	695,212
4.00%, 06/15/25 (Call 03/15/25)	1,410	1,484,251
Total System Services Inc.
3.75%, 06/01/23 (Call 03/01/23)(a)	125	128,416
3.80%, 04/01/21 (Call 03/01/21)	810	833,369
4.80%, 04/01/26 (Call 01/01/26)	2,045	2,219,070
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	1,735	1,800,566
4.13%, 09/12/22	225	234,972
5.80%, 05/01/21	125	136,755
Western Union Co. (The)
3.35%, 05/22/19	500	505,875
3.60%, 03/15/22 (Call 02/15/22)(a)	1,140	1,155,629
5.25%, 04/01/20	715	756,756

		34,251,291
Computers — 2.7%
Apple Inc.
1.10%, 08/02/19	3,250	3,205,313
1.55%, 02/07/20	387	382,642
1.55%, 08/04/21 (Call 07/04/21)	4,733	4,599,624
1.70%, 02/22/19(a)	1,995	1,990,831
1.80%, 11/13/19	1,000	997,050
1.80%, 05/11/20(a)	3,000	2,976,270
1.90%, 02/07/20(a)	3,800	3,784,914
2.00%, 05/06/20	3,690	3,678,561
2.00%, 11/13/20	1,000	994,370
2.10%, 05/06/19	4,010	4,020,105
2.10%, 09/12/22 (Call 08/12/22)(a)	1,700	1,668,652
2.15%, 02/09/22	1,225	1,211,942
2.25%, 02/23/21 (Call 01/23/21)	6,635	6,628,100
2.30%, 05/11/22 (Call 04/11/22)	1,000	993,230
2.40%, 01/13/23 (Call 12/13/22)	2,000	1,979,760
2.40%, 05/03/23(a)	9,763	9,652,776
2.45%, 08/04/26 (Call 05/04/26)	3,145	3,014,860
2.50%, 02/09/22 (Call 01/09/22)	6,455	6,480,304
2.50%, 02/09/25	5,475	5,346,611
2.70%, 05/13/22	4,155	4,190,234
2.75%, 01/13/25 (Call 11/13/24)	2,000	1,983,140
2.85%, 05/06/21	6,030	6,133,957
2.85%, 02/23/23 (Call 12/23/22)	2,905	2,948,401
2.85%, 05/11/24 (Call 03/11/24)	1,615	1,619,893
2.90%, 09/12/27 (Call 06/12/27)	2,000	1,972,920
3.00%, 02/09/24 (Call 12/09/23)	175	177,457
3.00%, 06/20/27 (Call 03/20/27)	1,600	1,590,176
3.00%, 11/13/27 (Call 08/13/27)	1,100	1,091,827
3.20%, 05/13/25	5,025	5,128,364
3.20%, 05/11/27 (Call 02/11/27)	1,720	1,738,266
3.25%, 02/23/26 (Call 11/23/25)	6,120	6,228,752

Security	Par (000)	Value
Computers (continued)
Apple Inc. (continued)
3.35%, 02/09/27 (Call 11/09/26)	$3,110	$3,182,712
3.45%, 05/06/24	3,550	3,687,811
Dell International LLC/EMC Corp.
3.48%, 06/01/19(b)	8,370	8,473,370
4.42%, 06/15/21 (Call 05/15/21)(b)	7,655	7,993,657
5.45%, 06/15/23 (Call 04/15/23)(b)	3,248	3,498,778
6.02%, 06/15/26 (Call 03/15/26)(b)	9,250	10,184,898
DXC Technology Co.
2.88%, 03/27/20	95	95,538
4.25%, 04/15/24 (Call 02/15/24)	940	982,375
4.45%, 09/18/22	955	990,450
4.75%, 04/15/27 (Call 01/15/27)(a)	1,600	1,702,592
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	7,675	7,858,126
4.40%, 10/15/22 (Call 08/15/22)	5,820	6,102,619
4.90%, 10/15/25 (Call 07/15/25)(a)	1,420	1,478,518
HP Inc.
2.75%, 01/14/19(a)	350	351,344
3.75%, 12/01/20	138	142,362
4.05%, 09/15/22(a)	1,300	1,361,178
4.30%, 06/01/21	2,290	2,406,721
4.38%, 09/15/21	2,565	2,707,486
4.65%, 12/09/21(a)	753	803,850
IBM Credit LLC 2.20%, 09/08/22	3,270	3,209,374
International Business Machines Corp.
1.63%, 05/15/20(a)	2,400	2,371,608
1.80%, 05/17/19(a)	4,325	4,313,193
1.88%, 05/15/19(a)	490	489,299
1.88%, 08/01/22	5,850	5,673,213
1.95%, 02/12/19(a)	2,300	2,300,989
2.88%, 11/09/22	2,600	2,628,366
2.90%, 11/01/21	1,900	1,933,516
3.30%, 01/27/27(a)	1,300	1,322,789
3.38%, 08/01/23	3,300	3,407,118
3.45%, 02/19/26(a)	1,850	1,903,724
3.63%, 02/12/24	3,469	3,630,204
8.38%, 11/01/19	2,602	2,904,613
NetApp Inc.
3.25%, 12/15/22 (Call 09/15/22)(a)	510	512,973
3.30%, 09/29/24 (Call 07/29/24)	1,500	1,492,290
3.38%, 06/15/21 (Call 04/15/21)	880	896,579
Seagate HDD Cayman
3.75%, 11/15/18(a)	315	319,722
4.75%, 06/01/23(a)	993	1,002,453
4.75%, 01/01/25(a)	1,110	1,086,168
4.88%, 03/01/24 (Call 01/01/24)(b)	660	659,663
4.88%, 06/01/27 (Call 03/01/27)(a)	1,112	1,061,460

		205,533,001
Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
1.75%, 03/15/19(a)	674	673,117
1.95%, 02/01/23(a)	269	261,944
2.10%, 05/01/23	600	586,578
2.25%, 11/15/22	3,543	3,512,388
2.30%, 05/03/22	755	752,592
2.45%, 11/15/21	205	206,339
2.95%, 11/01/20(a)	415	424,059

227

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)(a)	$900	$881,316
1.80%, 02/07/20	1,480	1,470,543
2.35%, 08/15/22(a)	450	447,336
Procter & Gamble Co. (The)
1.70%, 11/03/21(a)	1,995	1,955,280
1.75%, 10/25/19	169	168,456
1.90%, 11/01/19	440	439,639
1.90%, 10/23/20	1,500	1,492,260
2.15%, 08/11/22(a)	2,350	2,324,385
2.30%, 02/06/22	4,950	4,948,664
2.45%, 11/03/26	200	192,598
2.70%, 02/02/26	980	968,181
2.85%, 08/11/27(a)	1,400	1,384,670
3.10%, 08/15/23(a)	1,050	1,081,143
Procter & Gamble-Esop Series A, 9.36%, 01/01/21	56	62,194
Unilever Capital Corp.
1.38%, 07/28/21	1,080	1,044,457
1.80%, 05/05/20	935	928,221
2.00%, 07/28/26(a)	2,300	2,120,876
2.10%, 07/30/20	150	149,870
2.20%, 03/06/19	2,000	2,005,600
2.20%, 05/05/22 (Call 04/05/22)(a)	1,350	1,337,904
2.60%, 05/05/24 (Call 03/05/24)(a)	1,500	1,483,395
2.90%, 05/05/27 (Call 02/05/27)(a)	1,250	1,234,500
3.10%, 07/30/25	560	566,748
4.25%, 02/10/21	2,169	2,295,344
4.80%, 02/15/19	1,686	1,740,626

		39,141,223
Diversified Financial Services — 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 05/26/22 (Call 04/26/22)	1,595	1,623,136
3.50%, 01/15/25 (Call 11/15/24)	2,150	2,131,983
3.65%, 07/21/27 (Call 04/21/27)(a)	1,325	1,305,456
3.75%, 05/15/19	3,230	3,287,332
3.95%, 02/01/22 (Call 01/01/22)	5,350	5,529,225
4.50%, 05/15/21	4,390	4,611,914
4.63%, 10/30/20	900	946,674
5.00%, 10/01/21	175	187,444
Affiliated Managers Group Inc. 4.25%, 02/15/24	900	944,802
Air Lease Corp.
2.13%, 01/15/20	2,105	2,092,980
2.63%, 07/01/22 (Call 06/01/22)	2,840	2,804,614
2.75%, 01/15/23 (Call 12/15/22)	1,500	1,481,190
3.00%, 09/15/23 (Call 07/15/23)(a)	1,440	1,429,042
3.38%, 01/15/19 (Call 12/15/18)	250	252,948
3.38%, 06/01/21 (Call 05/01/21)	3,253	3,327,624
3.63%, 04/01/27 (Call 01/01/27)	905	902,928
3.63%, 12/01/27 (Call 09/01/27)	1,500	1,489,635
3.75%, 02/01/22 (Call 12/01/21)(a)	950	985,160
3.88%, 04/01/21 (Call 03/01/21)	925	961,667
4.25%, 09/15/24 (Call 06/15/24)	1,910	2,009,186
4.75%, 03/01/20	1,131	1,187,086
American Express Co.
2.20%, 10/30/20 (Call 09/29/20)	2,000	1,986,800
2.50%, 08/01/22 (Call 07/01/22)(a)	4,650	4,594,618
2.65%, 12/02/22(a)	2,340	2,322,895
3.00%, 10/30/24 (Call 09/29/24)	2,500	2,487,700
3.63%, 12/05/24 (Call 11/04/24)	1,700	1,746,478

Security	Par (000)	Value
Diversified Financial Services (continued)
American Express Credit Corp.
1.70%, 10/30/19 (Call 09/30/19)	$2,661	$2,637,716
1.88%, 11/05/18 (Call 10/05/18)(a)	3,450	3,449,482
1.88%, 05/03/19 (Call 04/03/19)	554	552,139
2.13%, 03/18/19	1,895	1,895,891
2.20%, 03/03/20 (Call 02/01/20)	2,500	2,496,000
2.25%, 08/15/19	2,750	2,754,757
2.25%, 05/05/21 (Call 04/04/21)	4,855	4,822,374
2.38%, 05/26/20 (Call 04/25/20)	2,505	2,507,906
2.70%, 03/03/22 (Call 01/31/22)(a)	1,112	1,117,593
3.30%, 05/03/27 (Call 04/03/27)	2,320	2,332,876
Series F, 2.60%, 09/14/20 (Call 08/14/20)	4,750	4,781,682
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)(a)	580	564,584
3.70%, 10/15/24	1,810	1,881,839
4.00%, 10/15/23	1,515	1,605,930
5.30%, 03/15/20	800	850,984
7.30%, 06/28/19	135	145,291
Brookfield Finance Inc. 4.25%, 06/02/26 (Call 03/02/26)(a)	900	927,090
Brookfield Finance LLC 4.00%, 04/01/24 (Call 02/01/24)	1,000	1,032,620
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	2,000	1,999,980
3.38%, 02/15/23	4,500	4,543,245
Cboe Global Markets Inc. 3.65%, 01/12/27 (Call 10/12/26)(a)	325	333,132
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	570	568,415
3.20%, 03/02/27 (Call 12/02/26)(a)	1,800	1,819,224
3.23%, 09/01/22	105	106,902
3.45%, 02/13/26 (Call 11/13/25)	175	179,242
4.45%, 07/22/20	837	883,119
CME Group Inc.
3.00%, 09/15/22	1,572	1,599,856
3.00%, 03/15/25 (Call 12/15/24)	3,150	3,188,524
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)(a)	285	286,949
3.85%, 11/21/22	550	566,671
3.95%, 11/06/24 (Call 08/06/24)	1,170	1,198,373
4.10%, 02/09/27 (Call 11/09/26)	2,790	2,843,903
5.20%, 04/27/22	1,120	1,209,275
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	1,000	993,480
3.80%, 08/24/27 (Call 05/24/27)	1,750	1,746,238
Eaton Vance Corp.
3.50%, 04/06/27 (Call 01/06/27)(a)	2,400	2,451,480
Franklin Resources Inc.
2.80%, 09/15/22	552	555,770
2.85%, 03/30/25	725	717,598
4.63%, 05/20/20	350	368,431
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	11,218	11,176,942
3.37%, 11/15/25	7,068	7,183,632
Genpact Luxembourg Sarl 3.70%, 04/01/22 (Call 03/01/22)(b)	910	907,934
HSBC Finance Corp. 6.68%, 01/15/21	4,778	5,335,688
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	1,300	1,286,389
2.75%, 12/01/20 (Call 11/01/20)	1,642	1,662,246
3.10%, 09/15/27 (Call 06/15/27)	2,650	2,630,125
3.75%, 12/01/25 (Call 09/01/25)(a)	4,670	4,889,864
4.00%, 10/15/23	260	276,913

228

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Diversified Financial Services (continued)
International Lease Finance Corp.
5.88%, 04/01/19	$5,325	$5,561,909
6.25%, 05/15/19	100	105,232
Invesco Finance PLC
3.13%, 11/30/22	823	833,995
3.75%, 01/15/26	220	228,146
4.00%, 01/30/24	2,250	2,367,833
Janus Capital Group Inc. 4.88%, 08/01/25 (Call 05/01/25)	155	165,802
Jefferies Group LLC
5.13%, 01/20/23	905	981,907
6.88%, 04/15/21	793	890,904
8.50%, 07/15/19	840	918,355
Jefferies Group LLC/Jefferies Group Capital Finance Inc. 4.85%, 01/15/27	3,300	3,496,581
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)(a)	1,000	993,500
3.75%, 02/13/25	875	889,131
4.25%, 11/14/20(a)	521	545,633
Legg Mason Inc. 4.75%, 03/15/26	350	373,370
Mastercard Inc.
2.00%, 04/01/19	694	694,840
2.00%, 11/21/21 (Call 10/21/21)	1,500	1,482,615
2.95%, 11/21/26 (Call 08/21/26)(a)	835	834,399
3.38%, 04/01/24	1,549	1,610,511
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	1,240	1,270,343
4.25%, 06/01/24 (Call 03/01/24)	285	300,897
5.55%, 01/15/20	477	507,590
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	1,220	1,206,055
2.00%, 01/27/20 (Call 12/27/19)	600	597,636
2.15%, 02/01/19 (Call 01/01/19)	1,250	1,251,225
2.30%, 11/15/19 (Call 10/15/19)	2,050	2,056,704
2.30%, 11/01/20 (Call 10/01/20)	465	465,558
2.30%, 09/15/22 (Call 08/15/22)	2,200	2,176,504
2.40%, 04/25/22 (Call 03/25/22)	2,000	1,993,520
2.70%, 02/15/23 (Call 12/15/22)	1,900	1,905,111
2.85%, 01/27/25 (Call 10/27/24)	75	74,442
2.95%, 02/07/24 (Call 12/07/23)(a)	1,500	1,510,380
3.05%, 02/15/22 (Call 11/15/21)	1,570	1,600,128
3.05%, 04/25/27 (Call 01/25/27)(a)	1,000	992,060
3.25%, 11/01/25 (Call 08/01/25)	1,715	1,741,514
3.40%, 11/15/23 (Call 08/15/23)	500	516,525
10.38%, 11/01/18	341	366,497
Nomura Holdings Inc.
2.75%, 03/19/19(a)	645	648,302
6.70%, 03/04/20(a)	989	1,076,170
ORIX Corp.
2.90%, 07/18/22(a)	725	722,738
3.25%, 12/04/24	3,185	3,171,241
Raymond James Financial Inc. 3.63%, 09/15/26	1,080	1,083,294
Stifel Financial Corp. 4.25%, 07/18/24	645	662,363
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)	2,640	2,648,738
2.70%, 02/03/20 (Call 01/03/20)	1,189	1,191,592
3.00%, 08/15/19 (Call 07/15/19)	1,425	1,439,079
3.70%, 08/04/26 (Call 05/04/26)(a)	2,745	2,701,739
3.75%, 08/15/21 (Call 06/15/21)(a)	435	446,732
4.25%, 08/15/24 (Call 05/15/24)(a)	2,390	2,482,995
4.50%, 07/23/25 (Call 04/24/25)	1,520	1,582,563

Security	Par (000)	Value
Diversified Financial Services (continued)
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	$670	$678,911
5.60%, 12/01/19	692	736,302
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)(a)	7,445	7,439,714
2.80%, 12/14/22 (Call 10/14/22)	5,725	5,790,093
3.15%, 12/14/25 (Call 09/14/25)	8,240	8,388,485
Washington Prime Group LP 5.95%, 08/15/24 (Call 06/15/24)(a)	1,000	1,011,010

		239,906,224
Electric — 3.6%
AEP Texas Inc. 2.40%, 10/01/22 (Call 09/01/22)(b)	2,150	2,116,890
AEP Transmission Co. LLC 3.10%, 12/01/26 (Call 09/01/26)	410	408,299
Alabama Power Co.
Series 13-A, 3.55%, 12/01/23	1,150	1,196,448
Series 17A, 2.45%, 03/30/22 (Call 02/28/22)	910	905,022
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	280	281,666
3.65%, 02/15/26 (Call 11/15/25)	776	795,578
Ameren Illinois Co. 2.70%, 09/01/22 (Call 06/01/22)	725	727,755
American Electric Power Co. Inc.
2.15%, 11/13/20	450	447,854
2.95%, 12/15/22 (Call 09/15/22)	190	192,624
3.20%, 11/13/27 (Call 08/13/27)	150	148,799
Appalachian Power Co.
4.60%, 03/30/21 (Call 12/30/20)	700	742,609
Series X, 3.30%, 06/01/27 (Call 03/01/27)	1,000	1,004,680
Arizona Public Service Co.
3.15%, 05/15/25 (Call 02/15/25)	510	514,126
8.75%, 03/01/19	600	646,470
Avangrid Inc. 3.15%, 12/01/24 (Call 10/01/24)	2,500	2,496,025
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)	700	661,626
2.80%, 08/15/22 (Call 05/15/22)	180	180,392
3.50%, 11/15/21 (Call 08/15/21)	1,500	1,554,750
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)(a)	955	955,506
2.40%, 02/01/20 (Call 01/01/20)	800	802,920
3.50%, 02/01/25 (Call 11/01/24)	950	979,716
3.75%, 11/15/23 (Call 08/15/23)	920	962,210
Black Hills Corp. 3.95%, 01/15/26 (Call 07/15/25)	425	440,177
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21 (Call 05/01/21)	515	505,519
2.25%, 08/01/22 (Call 05/01/22)	325	320,119
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	1,000	989,690
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	860	816,088
CenterPoint Energy Inc. 2.50%, 09/01/22 (Call 08/01/22)(a)	555	548,018
Cleco Corporate Holdings LLC 3.74%, 05/01/26 (Call 02/01/26)	235	235,456
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)	220	211,284
5.05%, 03/15/22 (Call 12/15/21)	1,830	1,992,248
8.75%, 06/15/19	1,050	1,148,878
Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)	560	560,342
2.55%, 06/15/26 (Call 03/15/26)	1,200	1,159,644
2.95%, 08/15/27 (Call 05/15/27)	1,700	1,674,364
3.10%, 11/01/24 (Call 08/01/24)	510	513,203

229

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
Commonwealth Edison Co. (continued)
3.40%, 09/01/21 (Call 06/01/21)	$1,350	$1,390,432
4.00%, 08/01/20 (Call 05/01/20)	780	811,918
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)(a)	1,100	1,093,092
Series A, 3.20%, 03/15/27 (Call 12/15/26)	1,250	1,263,687
Consolidated Edison Co. of New York Inc.
7.13%, 12/01/18(a)	366	383,509
Series B, 3.13%, 11/15/27 (Call 08/15/27)(a)	1,150	1,157,130
Consolidated Edison Inc.
2.00%, 03/15/20	1,630	1,620,709
2.00%, 05/15/21 (Call 04/15/21)	2,200	2,167,000
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	500	506,095
3.38%, 08/15/23 (Call 05/15/23)(a)	375	387,724
5.65%, 04/15/20	315	339,806
6.13%, 03/15/19	1,110	1,165,034
6.70%, 09/15/19	1,044	1,123,762
Delmarva Power & Light Co. 3.50%, 11/15/23 (Call 08/15/23)	319	329,875
Dominion Energy Inc.
2.50%, 12/01/19 (Call 11/01/19)	625	625,912
2.58%, 07/01/20	255	255,087
2.75%, 01/15/22 (Call 12/15/21)	1,550	1,552,666
2.96%, 07/01/19(f)	2,065	2,082,759
3.63%, 12/01/24 (Call 09/01/24)	1,445	1,497,742
3.90%, 10/01/25 (Call 07/01/25)	2,840	2,966,891
4.45%, 03/15/21	1,550	1,642,969
5.20%, 08/15/19	1,680	1,757,498
Series B, 1.60%, 08/15/19	4,195	4,151,498
Series B, 2.75%, 09/15/22 (Call 06/15/22)	240	238,925
Series C, 2.00%, 08/15/21 (Call 07/15/21)(a)	1,550	1,516,349
Series D, 2.85%, 08/15/26 (Call 05/15/26)(a)	2,750	2,646,435
DTE Electric Co.
2.85%, 10/01/26 (Call 07/01/26)	1,200	1,152,600
3.45%, 10/01/20 (Call 07/01/20)(a)	475	489,122
3.75%, 08/15/47 (Call 02/15/47)	1,000	1,013,740
3.80%, 03/15/27 (Call 12/15/26)(a)	1,560	1,607,596
3.90%, 06/01/21 (Call 03/01/21)	405	422,780
DTE Energy Co.
1.50%, 10/01/19	1,015	999,805
2.40%, 12/01/19 (Call 11/01/19)	1,005	1,005,060
3.30%, 06/15/22 (Call 04/15/22)	605	615,709
Series C, 3.50%, 06/01/24 (Call 03/01/24)	1,130	1,157,900
Series F, 3.85%, 12/01/23 (Call 09/01/23)	525	545,060
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	1,670	1,661,249
2.95%, 12/01/26 (Call 09/01/26)	1,020	1,013,013
3.90%, 06/15/21 (Call 03/15/21)(a)	760	797,331
7.00%, 11/15/18	839	878,215
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	1,930	1,879,627
2.65%, 09/01/26 (Call 06/01/26)	2,455	2,339,566
3.05%, 08/15/22 (Call 05/15/22)(a)	994	1,008,363
3.15%, 08/15/27 (Call 05/15/27)	53	52,285
3.55%, 09/15/21 (Call 06/15/21)	1,995	2,063,129
3.75%, 04/15/24 (Call 01/15/24)	2,030	2,115,382
3.95%, 10/15/23 (Call 07/15/23)(a)	1,350	1,418,215
5.05%, 09/15/19	925	970,131

Security	Par (000)	Value
Electric (continued)
Duke Energy Florida LLC
1.85%, 01/15/20(a)	$495	$490,580
3.10%, 08/15/21 (Call 05/15/21)	560	573,490
3.20%, 01/15/27 (Call 10/15/26)	1,300	1,311,713
4.55%, 04/01/20	65	68,289
Duke Energy Indiana LLC 3.75%, 07/15/20	750	776,377
Duke Energy Ohio Inc.
3.80%, 09/01/23 (Call 06/01/23)(a)	1,050	1,104,537
5.45%, 04/01/19	1,300	1,355,172
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	928	938,839
3.00%, 09/15/21 (Call 06/15/21)	750	765,060
3.25%, 08/15/25 (Call 05/15/25)	260	264,683
5.30%, 01/15/19	830	860,336
Edison International
2.13%, 04/15/20	2,500	2,489,175
2.40%, 09/15/22 (Call 08/15/22)	2,275	2,236,734
2.95%, 03/15/23 (Call 01/15/23)	410	412,013
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	2,035	2,034,858
3.55%, 06/15/26 (Call 03/15/26)	2,135	2,137,242
Enel Generacion Chile SA 4.25%, 04/15/24 (Call 01/15/24)	100	104,688
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	1,175	1,209,416
3.70%, 06/01/24 (Call 03/01/24)	900	944,604
3.75%, 02/15/21 (Call 11/15/20)	850	880,999
Entergy Corp. 5.13%, 09/15/20 (Call 06/15/20)	1,000	1,057,350
Entergy Gulf States Louisiana LLC 3.95%, 10/01/20 (Call 07/01/20)	500	519,750
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	1,945	1,839,581
4.05%, 09/01/23 (Call 06/01/23)	680	722,813
Entergy Texas Inc. 7.13%, 02/01/19	455	479,647
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	1,050	1,048,036
2.90%, 10/01/24 (Call 08/01/24)	570	565,793
4.50%, 11/15/19	425	442,060
Series H, 3.15%, 01/15/25 (Call 10/15/24)	240	241,010
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)(a)	755	750,681
2.85%, 06/15/20 (Call 05/15/20)	1,675	1,692,487
3.40%, 04/15/26 (Call 01/15/26)(a)	1,030	1,032,688
3.50%, 06/01/22 (Call 05/01/22)	1,200	1,227,744
3.95%, 06/15/25 (Call 03/15/25)	1,245	1,298,908
5.15%, 12/01/20 (Call 09/01/20)	1,300	1,389,063
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	1,275	1,288,426
3.40%, 03/15/22 (Call 02/15/22)(a)	1,905	1,943,500
4.00%, 10/01/20 (Call 07/01/20)	1,250	1,296,150
4.25%, 06/15/22 (Call 03/15/22)(a)	3,252	3,438,827
5.20%, 10/01/19	1,400	1,469,692
FirstEnergy Corp.
Series A, 2.85%, 07/15/22 (Call 05/15/22)	3,000	2,976,990
Series B, 4.25%, 03/15/23 (Call 12/15/22)	370	388,378
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	164	164,812
3.13%, 12/01/25 (Call 06/01/25)(a)	790	802,095
3.25%, 06/01/24 (Call 12/01/23)	1,450	1,489,715

230

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
Fortis Inc./Canada
2.10%, 10/04/21 (Call 09/04/21)	$3,230	$3,148,992
3.06%, 10/04/26 (Call 07/04/26)	1,874	1,807,585
Georgia Power Co.
1.95%, 12/01/18(a)	1,577	1,576,385
2.85%, 05/15/22	1,000	1,005,700
3.25%, 04/01/26 (Call 01/01/26)	275	274,508
3.25%, 03/30/27 (Call 12/30/26)	1,100	1,090,749
4.25%, 12/01/19	517	538,926
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	666	704,481
5.29%, 06/15/22 (Call 03/15/22)(f)	375	407,678
Iberdrola International BV 5.81%, 03/15/25	35	40,273
Indiana Michigan Power Co.
7.00%, 03/15/19	170	179,988
Series J, 3.20%, 03/15/23 (Call 12/15/22)	630	639,507
Interstate Power & Light Co. 3.25%, 12/01/24 (Call 09/01/24)	150	151,797
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)(b)	830	827,385
3.25%, 06/30/26 (Call 03/30/26)	1,250	1,240,087
3.35%, 11/15/27 (Call 08/15/27)(b)	1,650	1,647,376
3.65%, 06/15/24 (Call 03/15/24)	420	431,605
Jersey Central Power & Light Co. 7.35%, 02/01/19	535	563,922
Kansas City Power & Light Co.
3.15%, 03/15/23 (Call 12/15/22)	646	653,364
3.65%, 08/15/25 (Call 05/15/25)	825	843,670
6.38%, 03/01/18	370	373,789
7.15%, 04/01/19	785	834,439
Kentucky Utilities Co. 3.25%, 11/01/20 (Call 08/01/20)	638	653,982
LG&E & KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	300	310,080
4.38%, 10/01/21 (Call 07/01/21)	400	420,744
Louisville Gas & Electric Co. Series 25, 3.30%, 10/01/25 (Call 07/01/25)	525	537,348
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	1,300	1,306,136
3.50%, 10/15/24 (Call 07/15/24)	810	848,013
3.70%, 09/15/23 (Call 06/15/23)	247	258,799
Nevada Power Co. 7.13%, 03/15/19	475	503,923
NextEra Energy Capital Holdings Inc.
2.30%, 04/01/19	425	425,315
2.40%, 09/15/19 (Call 08/15/19)	955	957,044
3.55%, 05/01/27 (Call 02/01/27)	1,120	1,142,994
3.63%, 06/15/23 (Call 03/15/23)	555	572,627
4.50%, 06/01/21 (Call 03/01/21)	820	870,938
6.00%, 03/01/19	1,000	1,043,810
Northern States Power Co./MN 2.15%, 08/15/22 (Call 02/15/22)	920	905,611
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	500	494,265
3.20%, 05/15/27 (Call 02/15/27)	1,955	1,976,036
NV Energy Inc. 6.25%, 11/15/20	460	506,294
Oglethorpe Power Corp. 6.10%, 03/15/19	400	417,584
Ohio Power Co. Series M, 5.38%, 10/01/21	630	696,150
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	205	204,194
4.10%, 06/01/22 (Call 03/01/22)	685	723,963
7.00%, 09/01/22	1,440	1,711,354

Security	Par (000)	Value
Electric (continued)
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)(a)	$1,285	$1,266,265
3.25%, 09/15/21 (Call 06/15/21)(a)	148	150,853
3.30%, 12/01/27 (Call 09/01/27)(b)	1,995	1,977,743
3.40%, 08/15/24 (Call 05/15/24)	510	518,736
3.50%, 10/01/20 (Call 07/01/20)(a)	1,906	1,957,900
3.50%, 06/15/25 (Call 03/15/25)	1,000	1,017,660
3.75%, 02/15/24 (Call 11/15/23)	820	849,422
4.25%, 05/15/21 (Call 02/15/21)	1,100	1,156,892
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	1,090	1,110,394
3.35%, 07/01/25 (Call 04/01/25)	250	256,203
3.85%, 06/15/21 (Call 03/15/21)	1,045	1,094,658
5.50%, 01/15/19	500	518,820
PECO Energy Co.
1.70%, 09/15/21 (Call 08/15/21)	1,000	972,180
2.38%, 09/15/22 (Call 06/15/22)	1,000	992,340
3.15%, 10/15/25 (Call 07/15/25)	1,650	1,660,213
Pennsylvania Electric Co. 5.20%, 04/01/20(a)	400	422,596
PG&E Corp. 2.40%, 03/01/19 (Call 02/01/19)(a)	1,180	1,182,030
Pinnacle West Capital Corp. 2.25%, 11/30/20	1,000	997,810
Portland General Electric Co. 6.10%, 04/15/19	400	420,060
Potomac Electric Power Co. 3.60%, 03/15/24 (Call 12/15/23)	1,600	1,670,352
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	1,100	1,081,443
3.40%, 06/01/23 (Call 03/01/23)	555	567,943
3.95%, 03/15/24 (Call 12/15/23)	280	294,269
4.20%, 06/15/22 (Call 03/15/22)	1,935	2,047,617
PPL Electric Utilities Corp. 3.00%, 09/15/21 (Call 06/15/21)(a)	800	814,440
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	1,670	1,692,662
4.40%, 01/15/21 (Call 10/15/20)	2,100	2,204,727
4.88%, 12/01/19	450	471,983
7.05%, 03/15/19	998	1,058,080
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	530	535,565
5.13%, 04/15/20	868	920,358
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	2,000	1,975,580
2.90%, 05/15/25 (Call 11/15/24)	360	356,980
3.20%, 11/15/20 (Call 05/15/20)	23	23,545
5.13%, 06/01/19	140	146,097
Public Service Co. of Oklahoma
4.40%, 02/01/21	125	132,079
5.15%, 12/01/19	640	673,619
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	950	937,175
2.25%, 09/15/26 (Call 06/15/26)	1,000	939,700
2.38%, 05/15/23 (Call 02/15/23)(a)	486	479,784
3.00%, 05/15/25 (Call 02/15/25)(a)	550	551,788
3.00%, 05/15/27 (Call 02/15/27)	1,390	1,379,922
3.15%, 08/15/24 (Call 05/15/24)	135	136,087
Public Service Enterprise Group Inc.
1.60%, 11/15/19	555	546,192
2.00%, 11/15/21 (Call 10/15/21)	1,200	1,168,848
2.65%, 11/15/22 (Call 10/15/22)	150	149,124

231

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	$305	$310,072
5.63%, 07/15/22 (Call 04/15/22)	800	886,488
6.00%, 09/01/21	285	317,060
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	1,000	958,860
3.00%, 08/15/21	290	296,777
Sierra Pacific Power Co. 2.60%, 05/01/26 (Call 02/01/26)	3,760	3,632,837
South Carolina Electric & Gas Co. 6.50%, 11/01/18	350	363,787
Southern California Edison Co.
1.85%, 02/01/22	209	207,013
3.88%, 06/01/21 (Call 03/01/21)(a)	167	175,178
Series C, 3.50%, 10/01/23 (Call 07/01/23)(a)	1,145	1,190,502
Southern Co. (The)
1.85%, 07/01/19(a)	3,575	3,556,910
2.15%, 09/01/19 (Call 08/01/19)	1,675	1,672,370
2.35%, 07/01/21 (Call 06/01/21)	3,165	3,133,540
2.75%, 06/15/20 (Call 05/15/20)	1,100	1,108,096
3.25%, 07/01/26 (Call 04/01/26)	2,627	2,584,863
Southern Power Co.
1.95%, 12/15/19	2,925	2,900,781
2.38%, 06/01/20 (Call 05/01/20)	3,785	3,773,796
2.50%, 12/15/21 (Call 11/15/21)	1,250	1,238,625
4.15%, 12/01/25 (Call 09/01/25)	775	817,106
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)	410	419,951
6.45%, 01/15/19	334	348,486
Series K, 2.75%, 10/01/26 (Call 07/01/26)	2,350	2,256,352
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	370	366,400
5.40%, 05/15/21	400	435,124
TECO Finance Inc. 5.15%, 03/15/20	695	733,246
TransAlta Corp. 4.50%, 11/15/22 (Call 08/15/22)	687	703,584
Tucson Electric Power Co.
3.05%, 03/15/25 (Call 12/15/24)(a)	401	391,793
5.15%, 11/15/21 (Call 08/15/21)	475	514,159
UIL Holdings Corp. 4.63%, 10/01/20	410	431,361
Union Electric Co.
2.95%, 06/15/27 (Call 03/15/27)	2,300	2,282,129
3.50%, 04/15/24 (Call 01/15/24)	371	384,987
6.70%, 02/01/19	740	777,481
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)(a)	550	559,664
3.45%, 02/15/24 (Call 11/15/23)(a)	387	399,214
5.00%, 06/30/19	500	520,585
Series A, 3.10%, 05/15/25 (Call 02/15/25)	575	578,508
Series A, 3.15%, 01/15/26 (Call 10/15/25)	915	921,542
Series A, 3.50%, 03/15/27 (Call 12/15/26)	150	154,476
Series B, 2.95%, 11/15/26 (Call 08/15/26)	895	886,847
WEC Energy Group Inc. 2.45%, 06/15/20 (Call 05/15/20)	305	305,723
Westar Energy Inc.
2.55%, 07/01/26 (Call 04/01/26)	1,000	962,190
3.10%, 04/01/27 (Call 01/01/27)	775	775,930
3.25%, 12/01/25 (Call 09/01/25)	305	306,906
5.10%, 07/15/20	340	362,066
Wisconsin Electric Power Co. 2.95%, 09/15/21 (Call 06/15/21)	685	696,337
Wisconsin Power & Light Co. 3.05%, 10/15/27 (Call 07/15/27)	1,005	1,000,608

Security	Par (000)	Value
Electric (continued)
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	$4,050	$4,041,616
2.60%, 03/15/22 (Call 02/15/22)	1,000	999,380
3.35%, 12/01/26 (Call 06/01/26)(a)	1,050	1,062,075
4.70%, 05/15/20 (Call 11/15/19)	450	470,646

		272,364,549
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	192	193,728
2.63%, 02/15/23 (Call 11/15/22)(a)	1,412	1,408,244
3.15%, 06/01/25 (Call 03/01/25)	650	656,390
4.25%, 11/15/20	125	131,765
4.88%, 10/15/19	1,450	1,520,992
Hubbell Inc. 3.35%, 03/01/26 (Call 12/01/25)	1,000	1,011,520
Legrand France SA 8.50%, 02/15/25(a)	550	713,625

		5,636,264
Electronics — 0.6%
Agilent Technologies Inc.
3.05%, 09/22/26 (Call 06/22/26)(a)	1,470	1,408,466
3.88%, 07/15/23 (Call 04/15/23)(a)	231	240,085
5.00%, 07/15/20	565	600,945
Allegion U.S. Holding Co. Inc. 3.20%, 10/01/24 (Call 08/01/24)	1,800	1,788,210
Amphenol Corp. 2.55%, 01/30/19 (Call 12/30/18)	1,175	1,181,416
3.13%, 09/15/21 (Call 08/15/21)	1,745	1,775,747
3.20%, 04/01/24 (Call 02/01/24)	190	190,365
4.00%, 02/01/22 (Call 11/01/21)	465	487,529
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	1,905	1,875,301
3.50%, 04/01/22 (Call 02/01/22)	1,000	1,013,670
4.00%, 04/01/25 (Call 01/01/25)(a)	210	213,232
4.50%, 03/01/23 (Call 12/01/22)(a)	525	551,224
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	1,097	1,140,990
4.88%, 12/01/22	945	998,629
5.88%, 06/15/20	675	719,314
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)(a)	500	501,515
3.70%, 11/15/23 (Call 08/15/23)	446	460,178
4.25%, 08/15/20	600	627,390
6.63%, 05/15/19	110	116,676
Flex Ltd.
4.63%, 02/15/20	400	415,732
4.75%, 06/15/25 (Call 03/15/25)(a)	1,125	1,208,104
5.00%, 02/15/23(a)	1,115	1,198,291
FLIR Systems Inc. 3.13%, 06/15/21 (Call 05/15/21)	395	398,097
Fortive Corp.
1.80%, 06/15/19	915	907,643
2.35%, 06/15/21 (Call 05/15/21)	980	971,043
3.15%, 06/15/26 (Call 03/15/26)	1,800	1,783,998
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)(a)	5,325	5,216,104
2.50%, 11/01/26 (Call 08/01/26)(a)	3,475	3,327,208
4.25%, 03/01/21	1,015	1,076,742
Jabil Inc.
4.70%, 09/15/22	800	844,520
5.63%, 12/15/20(a)	1,200	1,290,000

232

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electronics (continued)
Keysight Technologies Inc.
3.30%, 10/30/19 (Call 09/30/19)	$465	$471,152
4.55%, 10/30/24 (Call 07/30/24)	1,110	1,175,756
4.60%, 04/06/27 (Call 01/06/27)	1,750	1,847,895
Koninklijke Philips NV 3.75%, 03/15/22	621	647,386
PerkinElmer Inc. 5.00%, 11/15/21 (Call 08/15/21)	930	1,006,260
Tech Data Corp. 4.95%, 02/15/27 (Call 11/16/26)(a)	630	658,942
Trimble Inc. 4.75%, 12/01/24 (Call 09/01/24)	900	962,874
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	595	588,449
3.70%, 02/15/26 (Call 11/15/25)	630	651,848

		42,538,926
Engineering & Construction — 0.0%
ABB Finance USA Inc. 2.88%, 05/08/22	1,246	1,266,970
Fluor Corp.
3.38%, 09/15/21	1,975	2,024,000
3.50%, 12/15/24 (Call 09/15/24)(a)	455	464,723

		3,755,693
Environmental Control — 0.2%
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)(a)	1,000	975,540
3.20%, 03/15/25 (Call 12/15/24)(a)	1,225	1,230,451
3.38%, 11/15/27 (Call 08/15/27)	780	783,830
3.55%, 06/01/22 (Call 03/01/22)	1,146	1,184,586
4.75%, 05/15/23 (Call 02/15/23)(a)	750	816,930
5.00%, 03/01/20(a)	529	558,947
5.25%, 11/15/21	795	869,992
5.50%, 09/15/19	770	812,635
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	1,794	1,810,630
3.13%, 03/01/25 (Call 12/01/24)(a)	1,300	1,311,284
3.15%, 11/15/27 (Call 08/15/27)	1,740	1,733,249
3.50%, 05/15/24 (Call 02/15/24)(a)	575	593,929
4.60%, 03/01/21 (Call 12/01/20)	950	1,010,762

		13,692,765
Food — 1.0%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	1,510	1,523,816
4.25%, 04/15/21	575	606,085
4.50%, 02/15/19	585	600,848
Conagra Brands Inc. 3.20%, 01/25/23 (Call 10/25/22)(a)	1,342	1,359,097
Flowers Foods Inc. 4.38%, 04/01/22 (Call 01/01/22)(a)	1,025	1,091,594
General Mills Inc.
2.20%, 10/21/19	150	149,915
2.60%, 10/12/22 (Call 09/12/22)	1,500	1,491,075
3.15%, 12/15/21 (Call 09/15/21)	1,246	1,271,693
3.20%, 02/10/27 (Call 11/10/26)(a)	1,130	1,124,858
3.65%, 02/15/24 (Call 11/15/23)	425	445,872
5.65%, 02/15/19	1,541	1,604,674
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)(a)	360	337,255
3.20%, 08/21/25 (Call 05/21/25)	800	808,512
4.13%, 12/01/20	510	537,856
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)	470	461,822
4.63%, 11/01/20	375	395,820
JM Smucker Co. (The)
2.50%, 03/15/20	465	466,572
3.00%, 03/15/22	500	505,080

Security	Par (000)	Value
Food (continued)
JM Smucker Co. (The) (continued)
3.50%, 10/15/21	$650	$668,915
3.50%, 03/15/25(a)	2,625	2,671,725
Kellogg Co.
2.65%, 12/01/23(a)	2,175	2,158,122
3.25%, 04/01/26	2,025	2,007,382
3.40%, 11/15/27 (Call 08/15/27)	1,650	1,637,658
4.00%, 12/15/20	513	536,952
4.15%, 11/15/19	900	931,689
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	2,090	2,104,400
3.00%, 06/01/26 (Call 03/01/26)(a)	5,260	5,028,192
3.50%, 06/06/22(a)	1,871	1,913,771
3.50%, 07/15/22 (Call 05/15/22)	1,600	1,635,984
3.95%, 07/15/25 (Call 04/15/25)	2,410	2,483,674
Kroger Co. (The)
2.30%, 01/15/19 (Call 12/15/18)	1,000	1,001,580
2.60%, 02/01/21 (Call 01/01/21)	160	160,134
2.65%, 10/15/26 (Call 07/15/26)(a)	2,130	1,975,532
2.80%, 08/01/22 (Call 07/01/22)(a)	520	519,392
2.95%, 11/01/21 (Call 10/01/21)	1,200	1,215,396
3.30%, 01/15/21 (Call 12/15/20)	2,740	2,799,348
3.40%, 04/15/22 (Call 01/15/22)	1,350	1,382,022
3.85%, 08/01/23 (Call 05/01/23)	1,395	1,446,782
4.00%, 02/01/24 (Call 11/01/23)	985	1,020,273
6.15%, 01/15/20	2,605	2,801,860
6.80%, 12/15/18	790	828,165
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	515	514,305
3.15%, 08/15/24 (Call 06/15/24)	1,000	1,004,220
3.40%, 08/15/27 (Call 05/15/27)	1,450	1,461,904
Mondelez International Inc. 5.38%, 02/10/20	250	265,018
Sysco Corp.
1.90%, 04/01/19	200	199,444
2.50%, 07/15/21 (Call 06/15/21)	1,064	1,061,861
2.60%, 10/01/20 (Call 09/01/20)	1,135	1,141,708
2.60%, 06/12/22	950	945,260
3.25%, 07/15/27 (Call 04/15/27)	1,650	1,640,430
3.30%, 07/15/26 (Call 04/15/26)	2,260	2,266,599
3.75%, 10/01/25 (Call 07/01/25)	585	608,055
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)	1,675	1,651,902
2.65%, 08/15/19 (Call 07/15/19)	492	494,780
3.55%, 06/02/27 (Call 03/02/27)	2,725	2,764,730
3.95%, 08/15/24 (Call 05/15/24)	2,525	2,656,275
4.50%, 06/15/22 (Call 03/15/22)	2,150	2,301,489
Whole Foods Market Inc. 5.20%, 12/03/25 (Call 09/03/25)	2,175	2,476,781

		77,166,153
Forest Products & Paper — 0.1%
Domtar Corp. 4.40%, 04/01/22 (Call 01/01/22)(a)	70	73,245
Fibria Overseas Finance Ltd.
5.25%, 05/12/24(a)	1,000	1,074,810
5.50%, 01/17/27(a)	1,275	1,369,694
Georgia-Pacific LLC 8.00%, 01/15/24	1,250	1,596,613
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	50	48,343
3.65%, 06/15/24 (Call 03/15/24)	950	984,618
3.80%, 01/15/26 (Call 10/15/25)	2,500	2,580,875

233

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Forest Products & Paper (continued)
International Paper Co. (continued)
4.75%, 02/15/22 (Call 11/15/21)	$70	$75,380
7.50%, 08/15/21(a)	416	486,524

		8,290,102
Gas — 0.3%
Atmos Energy Corp.
3.00%, 06/15/27 (Call 03/15/27)(a)	805	801,136
8.50%, 03/15/19	168	180,968
CenterPoint Energy Resources Corp. 4.50%, 01/15/21 (Call 10/15/20)	212	222,403
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	1,800	1,806,282
2.80%, 11/15/20 (Call 10/15/20)(a)	1,070	1,079,298
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)(a)	1,220	1,240,984
3.95%, 09/15/27 (Call 06/15/27)	1,945	1,923,916
4.90%, 12/01/21 (Call 09/01/21)	1,130	1,189,901
8.75%, 05/01/19	110	119,237
NiSource Finance Corp.
3.49%, 05/15/27 (Call 02/15/27)(a)	845	854,295
3.85%, 02/15/23 (Call 11/15/22)(a)	325	338,231
6.80%, 01/15/19	134	140,286
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	300	299,850
3.61%, 02/01/24 (Call 11/01/23)	425	441,252
Sempra Energy
1.63%, 10/07/19	3,624	3,580,186
2.40%, 03/15/20 (Call 02/15/20)	1,425	1,426,040
2.88%, 10/01/22 (Call 07/01/22)	1,650	1,651,336
3.25%, 06/15/27 (Call 03/15/27)	1,500	1,481,925
3.55%, 06/15/24 (Call 03/15/24)	500	512,515
9.80%, 02/15/19	1,155	1,257,333
Southern California Gas Co.
2.60%, 06/15/26 (Call 03/15/26)(a)	1,795	1,735,352
3.15%, 09/15/24 (Call 06/15/24)(a)	1,305	1,331,896
3.20%, 06/15/25 (Call 03/15/25)	475	483,317
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	350	339,581
3.25%, 06/15/26 (Call 03/15/26)	250	247,020
3.50%, 09/15/21 (Call 06/15/21)	750	768,060
5.25%, 08/15/19	550	574,882

		26,027,482
Hand & Machine Tools — 0.1%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	708	706,697
3.88%, 02/15/22 (Call 11/15/21)(a)	692	697,820
Snap-on Inc. 6.13%, 09/01/21	125	141,271
Stanley Black & Decker Inc.
1.62%, 11/17/18	420	418,366
2.45%, 11/17/18(a)	525	527,405
2.90%, 11/01/22(a)	115	115,782
3.40%, 12/01/21 (Call 09/01/21)	2,203	2,268,407

		4,875,748
Health Care – Products — 1.8%
Abbott Laboratories
2.00%, 03/15/20	1,130	1,119,480
2.35%, 11/22/19	5,700	5,705,928
2.55%, 03/15/22(a)	2,415	2,388,580
2.80%, 09/15/20 (Call 08/15/20)	990	997,514
2.90%, 11/30/21 (Call 10/30/21)	7,950	7,996,428

Security	Par (000)	Value
Health Care – Products (continued)
Abbott Laboratories (continued)
2.95%, 03/15/25 (Call 12/15/24)	$1,690	$1,647,074
3.25%, 04/15/23 (Call 01/15/23)	3,650	3,693,362
3.40%, 11/30/23 (Call 09/30/23)(a)	2,400	2,437,728
3.75%, 11/30/26 (Call 08/30/26)(a)	5,525	5,634,008
4.13%, 05/27/20	870	906,601
5.13%, 04/01/19	343	356,140
Baxter International Inc.
1.70%, 08/15/21 (Call 07/15/21)(a)	2,050	1,988,889
2.60%, 08/15/26 (Call 05/15/26)	1,500	1,430,685
Becton Dickinson and Co.
2.68%, 12/15/19	4,359	4,380,446
2.89%, 06/06/22 (Call 05/06/22)	2,225	2,209,581
3.13%, 11/08/21	1,937	1,949,552
3.25%, 11/12/20	2,075	2,109,154
3.36%, 06/06/24 (Call 04/06/24)	3,654	3,650,565
3.70%, 06/06/27 (Call 03/06/27)	2,894	2,890,498
3.73%, 12/15/24 (Call 09/15/24)	2,770	2,824,430
Boston Scientific Corp.
2.85%, 05/15/20	715	721,085
3.85%, 05/15/25	2,500	2,580,425
4.13%, 10/01/23 (Call 07/01/23)(a)	525	551,917
6.00%, 01/15/20	407	435,901
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	475	485,901
4.20%, 06/15/20	2,225	2,328,173
Danaher Corp.
2.40%, 09/15/20 (Call 08/15/20)	585	587,943
3.35%, 09/15/25 (Call 06/15/25)	520	537,961
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	1,546	1,640,754
6.00%, 03/01/20	2,234	2,394,781
Medtronic Global Holdings SCA 3.35%, 04/01/27 (Call 01/01/27)	4,665	4,755,221
Medtronic Inc.
2.50%, 03/15/20	3,815	3,844,681
2.75%, 04/01/23 (Call 01/01/23)(a)	2,850	2,856,042
3.13%, 03/15/22 (Call 12/15/21)	1,450	1,483,249
3.15%, 03/15/22	1,830	1,876,006
3.50%, 03/15/25	4,675	4,831,098
3.63%, 03/15/24 (Call 12/15/23)	3,912	4,098,211
4.13%, 03/15/21 (Call 12/15/20)	2,100	2,205,168
4.45%, 03/15/20(a)	794	832,541
5.60%, 03/15/19	750	783,128
Stryker Corp.
2.00%, 03/08/19(a)	3,025	3,020,644
2.63%, 03/15/21 (Call 02/15/21)(a)	580	582,633
3.38%, 05/15/24 (Call 02/15/24)(a)	1,175	1,208,253
3.38%, 11/01/25 (Call 08/01/25)	924	943,570
3.50%, 03/15/26 (Call 12/15/25)	3,050	3,137,596
4.38%, 01/15/20(a)	560	583,649
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	866	868,390
2.95%, 09/19/26 (Call 06/19/26)	4,632	4,499,525
3.00%, 04/15/23 (Call 02/15/23)	2,255	2,262,825
3.15%, 01/15/23 (Call 10/15/22)(a)	1,250	1,267,225
3.20%, 08/15/27 (Call 05/15/27)(a)	1,425	1,399,336
3.30%, 02/15/22	130	132,951
3.60%, 08/15/21 (Call 05/15/21)	679	700,789
3.65%, 12/15/25 (Call 09/15/25)	2,780	2,851,168
4.15%, 02/01/24 (Call 11/01/23)	1,780	1,883,756

234

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health Care – Products (continued)
Thermo Fisher Scientific Inc. (continued)
4.50%, 03/01/21	$1,403	$1,487,433
4.70%, 05/01/20	900	946,503
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	975	975,527
3.15%, 04/01/22 (Call 02/01/22)	1,670	1,676,513
3.38%, 11/30/21 (Call 08/30/21)	1,485	1,504,067
3.55%, 04/01/25 (Call 01/01/25)	4,430	4,426,190
4.63%, 11/30/19	2,500	2,598,075

		135,103,447
Health Care – Services — 1.1%
Aetna Inc.
2.20%, 03/15/19 (Call 02/15/19)	1,345	1,343,695
2.75%, 11/15/22 (Call 08/15/22)(a)	2,185	2,163,281
2.80%, 06/15/23 (Call 04/15/23)	2,031	2,001,510
3.50%, 11/15/24 (Call 08/15/24)	2,805	2,847,496
4.13%, 06/01/21 (Call 03/01/21)	1,100	1,148,169
Anthem Inc.
2.25%, 08/15/19(a)	540	539,174
2.50%, 11/21/20	370	370,111
2.95%, 12/01/22 (Call 11/01/22)	870	871,122
3.13%, 05/15/22	1,446	1,459,795
3.30%, 01/15/23	2,111	2,147,837
3.35%, 12/01/24 (Call 10/01/24)	1,555	1,564,423
3.50%, 08/15/24 (Call 05/15/24)	2,310	2,345,620
3.70%, 08/15/21 (Call 05/15/21)(a)	1,350	1,393,821
4.35%, 08/15/20	1,200	1,258,692
Catholic Health Initiatives 2.95%, 11/01/22(a)	827	823,188
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	2,625	2,537,614
3.25%, 04/15/25 (Call 01/15/25)(a)	2,353	2,352,882
4.00%, 02/15/22 (Call 11/15/21)	824	861,212
4.38%, 12/15/20 (Call 09/15/20)(a)	565	592,679
4.50%, 03/15/21 (Call 12/15/20)	621	654,857
5.13%, 06/15/20	288	306,251
Coventry Health Care Inc. 5.45%, 06/15/21 (Call 03/15/21)	1,352	1,466,839
Dignity Health 3.13%, 11/01/22	1,050	1,050,053
Howard Hughes Medical Institute 3.50%, 09/01/23	327	343,147
Humana Inc. 2.63%, 10/01/19	320	321,411
3.15%, 12/01/22 (Call 09/01/22)(a)	1,158	1,167,889
3.85%, 10/01/24 (Call 07/01/24)	1,510	1,566,172
3.95%, 03/15/27 (Call 12/15/26)	1,515	1,556,587
Kaiser Foundation Hospitals 3.50%, 04/01/22	320	330,138
Laboratory Corp. of America Holdings
2.63%, 02/01/20	150	150,593
3.20%, 02/01/22	325	331,380
3.25%, 09/01/24 (Call 07/01/24)(a)	2,500	2,502,325
3.60%, 02/01/25 (Call 11/01/24)	2,795	2,846,428
3.60%, 09/01/27 (Call 06/01/27)	1,645	1,649,014
3.75%, 08/23/22 (Call 05/23/22)(a)	1,140	1,183,673
4.63%, 11/15/20 (Call 08/15/20)(a)	950	1,000,645
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	280	280,118
3.45%, 06/01/26 (Call 03/01/26)	2,460	2,456,408
3.50%, 03/30/25 (Call 12/30/24)	1,910	1,932,901
4.25%, 04/01/24 (Call 01/01/24)	125	132,608
4.70%, 04/01/21	475	504,517
4.75%, 01/30/20(a)	150	157,119

Security	Par (000)	Value
Health Care – Services (continued)
UnitedHealth Group Inc.
1.63%, 03/15/19	$1,135	$1,129,677
1.70%, 02/15/19	1,380	1,375,432
2.30%, 12/15/19	1,220	1,224,233
2.70%, 07/15/20	1,460	1,477,301
2.75%, 02/15/23 (Call 11/15/22)(a)	1,425	1,428,320
2.88%, 12/15/21(a)	1,440	1,459,526
2.88%, 03/15/22 (Call 12/15/21)	4,675	4,733,250
2.95%, 10/15/27	1,500	1,483,140
3.10%, 03/15/26(a)	3,611	3,625,516
3.35%, 07/15/22	4,185	4,311,094
3.38%, 11/15/21 (Call 08/15/21)	2,150	2,219,251
3.38%, 04/15/27(a)	1,850	1,894,252
3.45%, 01/15/27	1,100	1,131,801
3.75%, 07/15/25	2,265	2,378,295
3.88%, 10/15/20 (Call 07/15/20)	550	572,209
4.70%, 02/15/21 (Call 11/15/20)(a)	900	959,985

		83,916,676
Holding Companies – Diversified — 0.1%
Apollo Investment Corp. 5.25%, 03/03/25	1,575	1,612,060
Ares Capital Corp.
3.63%, 01/19/22 (Call 12/19/21)	1,630	1,640,090
3.88%, 01/15/20 (Call 12/15/19)	2,515	2,561,603
4.88%, 11/30/18(a)	850	871,233
FS Investment Corp. 4.00%, 07/15/19(a)	766	776,157
Prospect Capital Corp. 5.00%, 07/15/19	712	728,646

		8,189,789
Home Builders — 0.1%
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)(a)	440	445,997
4.75%, 02/15/23 (Call 11/15/22)	1,000	1,073,520
5.75%, 08/15/23 (Call 05/15/23)	1,500	1,687,860
NVR Inc. 3.95%, 09/15/22 (Call 06/15/22)	1,400	1,465,450

		4,672,827
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	1,500	1,485,795
3.80%, 11/15/24 (Call 08/15/24)	1,000	1,023,280
Whirlpool Corp.
3.70%, 05/01/25	70	72,037
4.85%, 06/15/21(a)	230	246,590

		2,827,702
Household Products & Wares — 0.2%
Church & Dwight Co. Inc.
2.45%, 08/01/22 (Call 07/01/22)	2,170	2,144,112
2.88%, 10/01/22(a)	1,000	1,004,570
3.15%, 08/01/27 (Call 05/01/27)(a)	1,850	1,815,571
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)(a)	750	763,103
3.10%, 10/01/27 (Call 07/01/27)	1,500	1,488,015
3.50%, 12/15/24 (Call 09/15/24)	1,220	1,258,698
3.80%, 11/15/21	685	716,174
Kimberly-Clark Corp.
1.40%, 02/15/19	345	342,651
2.40%, 03/01/22	720	717,998
2.75%, 02/15/26	850	834,649
3.05%, 08/15/25	730	736,015
7.50%, 11/01/18	544	569,378

		12,390,934

235

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Housewares — 0.1%
Newell Brands Inc. 2.88%, 12/01/19 (Call 11/01/19)	$787	$794,524
3.15%, 04/01/21 (Call 03/01/21)	180	182,236
3.85%, 04/01/23 (Call 02/01/23)	2,420	2,505,329
3.90%, 11/01/25 (Call 08/01/25)	650	669,597
4.00%, 06/15/22 (Call 03/15/22)	496	515,012
4.00%, 12/01/24 (Call 09/01/24)	805	836,556
4.20%, 04/01/26 (Call 01/01/26)	4,250	4,437,892
Tupperware Brands Corp. 4.75%, 06/01/21 (Call 03/01/21)(a)	780	825,958

		10,767,104
Insurance — 2.4%
AEGON Funding Co. LLC 5.75%, 12/15/20	680	740,160
Aflac Inc.
2.40%, 03/16/20	1,119	1,123,722
2.88%, 10/15/26 (Call 07/15/26)	1,500	1,475,835
3.25%, 03/17/25	645	655,210
3.63%, 06/15/23	225	235,024
3.63%, 11/15/24	2,185	2,284,964
4.00%, 02/15/22(a)	450	473,846
Alleghany Corp.
4.95%, 06/27/22(a)	635	687,559
5.63%, 09/15/20	650	700,083
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	1,000	1,008,690
5.50%, 11/15/20	355	378,799
Allstate Corp. (The)
3.15%, 06/15/23	442	448,749
3.28%, 12/15/26 (Call 09/15/26)(a)	1,780	1,801,182
5.75%, 08/15/53 (Call 08/15/23), (3 mo. LIBOR US + 2.938%)(c)	1,310	1,431,542
7.45%, 05/16/19	1,123	1,203,126
Alterra Finance LLC 6.25%, 09/30/20	450	491,666
American Financial Group Inc./OH 3.50%, 08/15/26 (Call 05/15/26)	640	633,498
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	2,316	2,317,274
3.30%, 03/01/21 (Call 02/01/21)	690	705,104
3.38%, 08/15/20(a)	1,390	1,425,375
3.75%, 07/10/25 (Call 04/10/25)	1,655	1,697,385
3.90%, 04/01/26 (Call 01/01/26)(a)	3,830	3,947,734
4.13%, 02/15/24	1,912	2,016,720
4.88%, 06/01/22(a)	4,556	4,938,021
5.85%, 01/16/18	570	572,770
6.40%, 12/15/20	1,595	1,773,704
Aon Corp. 5.00%, 09/30/20	1,020	1,089,850
Aon PLC 2.80%, 03/15/21 (Call 02/15/21)	2,195	2,205,075
3.50%, 06/14/24 (Call 03/14/24)	2,220	2,275,167
3.88%, 12/15/25 (Call 09/15/25)	1,586	1,656,561
4.00%, 11/27/23 (Call 08/27/23)	1,750	1,839,687
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	500	532,875
6.00%, 12/15/20	350	380,783
Assurant Inc. 4.00%, 03/15/23(a)	2,185	2,249,916
AXIS Specialty Finance LLC 5.88%, 06/01/20	1,500	1,611,090
AXIS Specialty Finance PLC
2.65%, 04/01/19	25	24,985
4.00%, 12/06/27	1,500	1,496,475

Security	Par (000)	Value
Insurance (continued)
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	$3,325	$3,317,153
2.90%, 10/15/20(a)	126	128,691
3.00%, 05/15/22	1,075	1,100,348
4.25%, 01/15/21	1,938	2,054,842
Berkshire Hathaway Inc.
2.10%, 08/14/19	2,650	2,654,001
2.20%, 03/15/21 (Call 02/15/21)(a)	3,385	3,379,042
2.75%, 03/15/23 (Call 01/15/23)	75	75,373
3.00%, 02/11/23	1,201	1,228,275
3.13%, 03/15/26 (Call 12/15/25)	3,375	3,396,397
3.40%, 01/31/22	2,833	2,945,102
3.75%, 08/15/21	43	45,337
Brighthouse Financial Inc. 3.70%, 06/22/27 (Call 03/22/27)(b)	3,875	3,774,870
Brown & Brown Inc. 4.20%, 09/15/24 (Call 06/15/24)(a)	500	524,550
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	425	425,166
2.70%, 03/13/23	180	179,498
2.88%, 11/03/22 (Call 09/03/22)	770	778,347
3.15%, 03/15/25	1,150	1,158,314
3.35%, 05/15/24	2,250	2,309,985
3.35%, 05/03/26 (Call 02/03/26)	1,560	1,589,749
5.90%, 06/15/19	985	1,041,588
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	2,365	2,325,623
3.95%, 05/15/24 (Call 02/15/24)	440	457,037
4.50%, 03/01/26 (Call 12/01/25)	170	181,939
5.75%, 08/15/21	740	812,616
5.88%, 08/15/20	1,164	1,255,712
Fidelity National Financial Inc. 5.50%, 09/01/22(a)	1,055	1,160,110
First American Financial Corp. 4.60%, 11/15/24	1,000	1,041,200
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	1,245	1,363,636
5.50%, 03/30/20	227	242,577
6.00%, 01/15/19(a)	1,600	1,664,512
Lincoln National Corp.
3.35%, 03/09/25	640	643,789
3.63%, 12/12/26 (Call 09/15/26)(a)	1,165	1,183,477
4.20%, 03/15/22	563	594,455
4.85%, 06/24/21	650	695,981
6.25%, 02/15/20	550	593,676
8.75%, 07/01/19	830	910,352
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	1,019	1,011,490
3.75%, 04/01/26 (Call 01/01/26)	3,045	3,138,481
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27), (5 year USD Swap + 1.647%)(c)	1,575	1,580,654
4.15%, 03/04/26	3,850	4,070,220
4.90%, 09/17/20	1,000	1,061,860
Markel Corp. 3.50%, 11/01/27 (Call 08/01/27)	885	876,238
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	525	526,460
2.35%, 03/06/20 (Call 02/06/20)	637	637,688
2.75%, 01/30/22 (Call 12/30/21)	565	566,802
3.30%, 03/14/23 (Call 01/14/23)	175	179,016
3.50%, 06/03/24 (Call 03/03/24)(a)	1,695	1,748,579
3.50%, 03/10/25 (Call 12/10/24)	2,468	2,535,747
4.05%, 10/15/23 (Call 07/15/23)	200	210,718

236

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Insurance (continued)
Marsh & McLennan Companies Inc. (continued)
4.80%, 07/15/21 (Call 04/15/21)	$645	$692,756
Mercury General Corp. 4.40%, 03/15/27 (Call 12/15/26)	1,350	1,380,955
MetLife Inc. 3.00%, 03/01/25	3,373	3,364,466
3.05%, 12/15/22	630	640,307
3.60%, 04/10/24(a)	3,680	3,835,811
4.75%, 02/08/21	2,551	2,734,519
7.72%, 02/15/19	437	465,794
Series D, 4.37%, 09/15/23	1,225	1,321,346
Montpelier Re Holdings Ltd. 4.70%, 10/15/22	1,000	1,059,580
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	1,575	1,587,253
4.88%, 10/01/24 (Call 09/01/24)(a)	1,211	1,302,624
PartnerRe Finance B LLC 5.50%, 06/01/20	1,100	1,173,689
Primerica Inc. 4.75%, 07/15/22	510	550,601
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	675	666,576
3.30%, 09/15/22	1,430	1,457,170
3.40%, 05/15/25 (Call 02/15/25)	370	375,395
Progressive Corp. (The)
2.45%, 01/15/27	2,105	1,999,392
3.75%, 08/23/21(a)	405	422,431
Protective Life Corp. 7.38%, 10/15/19	950	1,035,443
Prudential Financial Inc.
2.35%, 08/15/19	359	360,501
3.50%, 05/15/24	4,900	5,078,752
4.50%, 11/16/21	295	316,550
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(a)(c)	725	768,406
5.38%, 06/21/20	350	376,243
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(c)	2,070	2,222,497
5.63%, 06/15/43 (Call 06/15/23), (3 mo. LIBOR US + 3.920%)(c)	830	897,371
5.88%, 09/15/42 (Call 09/15/22), (3 mo. LIBOR US + 4.175%)(a)(c)	1,600	1,752,560
7.38%, 06/15/19	2,393	2,578,242
8.88%, 06/15/38 (Call 06/15/18), (3 mo. LIBOR US + 5.000%)(c)	1,000	1,035,160
Reinsurance Group of America Inc.
5.00%, 06/01/21(a)	2,345	2,510,885
6.45%, 11/15/19	395	424,744
RenaissanceRe Finance Inc. 3.45%, 07/01/27 (Call 04/01/27)	1,000	981,190
RenRe North America Holdings Inc. 5.75%, 03/15/20	125	133,108
Torchmark Corp.
3.80%, 09/15/22	410	423,255
9.25%, 06/15/19	325	357,887
Travelers Companies Inc. (The) 3.90%, 11/01/20(a)	230	239,628
Unum Group
4.00%, 03/15/24	805	836,065
5.63%, 09/15/20(a)	321	346,394
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	2,050	2,030,873
3.65%, 06/15/26	940	942,989
Willis North America Inc. 3.60%, 05/15/24 (Call 03/15/24)	3,725	3,791,417
Willis Towers Watson PLC 5.75%, 03/15/21	400	435,340

Security	Par (000)	Value
Insurance (continued)
WR Berkley Corp.
4.63%, 03/15/22	$1,040	$1,112,634
5.38%, 09/15/20	300	320,334
7.38%, 09/15/19	750	810,532
XLIT Ltd. 2.30%, 12/15/18	1,400	1,400,014
4.45%, 03/31/25	800	816,432
5.75%, 10/01/21	3,125	3,445,219
6.38%, 11/15/24	1,020	1,183,139

		179,901,948
Internet — 0.8%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	4,165	4,177,911
2.80%, 06/06/23 (Call 05/06/23)	460	460,736
3.13%, 11/28/21 (Call 09/28/21)	2,790	2,831,850
3.60%, 11/28/24 (Call 08/28/24)(a)	3,280	3,377,875
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	4,100	3,839,732
3.38%, 02/25/24	1,559	1,630,683
3.63%, 05/19/21	750	786,930
Amazon.com Inc.
1.90%, 08/21/20(b)	1,370	1,360,835
2.40%, 02/22/23 (Call 01/22/23)(b)	3,160	3,120,468
2.50%, 11/29/22 (Call 08/29/22)	1,660	1,657,510
2.60%, 12/05/19 (Call 11/05/19)	3,045	3,078,221
2.80%, 08/22/24 (Call 06/22/24)(b)	3,497	3,477,277
3.15%, 08/22/27 (Call 05/22/27)(a)(b)	2,580	2,581,419
3.30%, 12/05/21 (Call 10/05/21)(a)	1,975	2,042,960
3.80%, 12/05/24 (Call 09/05/24)(a)	3,350	3,531,067
Baidu Inc.
2.75%, 06/09/19(a)	2,800	2,807,028
3.50%, 11/28/22	2,200	2,243,230
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)(a)	1,419	1,418,134
2.60%, 07/15/22 (Call 04/15/22)	1,447	1,436,075
2.75%, 01/30/23 (Call 12/30/22)	2,046	2,027,913
2.88%, 08/01/21 (Call 06/01/21)(a)	1,250	1,261,200
3.25%, 10/15/20 (Call 07/15/20)(a)	1,450	1,482,103
3.45%, 08/01/24 (Call 05/01/24)	1,875	1,902,113
3.60%, 06/05/27 (Call 03/05/27)	1,650	1,638,681
3.80%, 03/09/22 (Call 02/09/22)	45	46,762
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	1,195	1,251,679
5.00%, 02/15/26 (Call 11/15/25)(a)	1,125	1,206,923
5.95%, 08/15/20	1,550	1,676,573
JD.com Inc.
3.13%, 04/29/21	1,000	997,240
3.88%, 04/29/26(a)	220	220,429
Priceline Group Inc. (The)
2.75%, 03/15/23 (Call 02/15/23)(a)	2,835	2,806,962
3.60%, 06/01/26 (Call 03/01/26)	405	406,219
3.65%, 03/15/25 (Call 12/15/24)	605	613,779

		63,398,517
Iron & Steel — 0.2%
Nucor Corp. 4.00%, 08/01/23 (Call 05/01/23)(a)	1,950	2,050,406
4.13%, 09/15/22 (Call 06/15/22)	500	527,290
Reliance Steel & Aluminum Co. 4.50%, 04/15/23 (Call 01/15/23)	762	805,449

237

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Iron & Steel (continued)
Vale Overseas Ltd.
4.38%, 01/11/22(a)	$1,715	$1,786,121
5.88%, 06/10/21(a)	5,300	5,809,330
6.25%, 08/10/26(a)	2,450	2,840,481

		13,819,077
Leisure Time — 0.0%
Carnival Corp. 3.95%, 10/15/20(a)	135	140,728
Harley-Davidson Inc. 3.50%, 07/28/25 (Call 04/28/25)	525	539,490
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	695	696,147
5.25%, 11/15/22	195	214,937

		1,591,302
Lodging — 0.2%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)(a)	1,190	1,209,980
5.38%, 08/15/21 (Call 05/15/21)	363	392,784
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	1,450	1,422,769
2.88%, 03/01/21 (Call 02/01/21)	1,195	1,203,222
3.00%, 03/01/19 (Call 12/01/18)	1,006	1,013,726
3.13%, 02/15/23 (Call 11/15/22)(a)	725	727,320
3.25%, 09/15/22 (Call 06/15/22)	1,000	1,013,720
3.38%, 10/15/20 (Call 07/15/20)	435	444,727
3.75%, 03/15/25 (Call 12/15/24)	1,080	1,110,488
Series N, 3.13%, 10/15/21 (Call 07/15/21)	700	708,666
Series R, 3.13%, 06/15/26 (Call 03/15/26)	2,949	2,898,454
Wyndham Worldwide Corp.
3.90%, 03/01/23 (Call 12/01/22)	250	248,925
4.25%, 03/01/22 (Call 12/01/21)	447	456,834
5.10%, 10/01/25 (Call 07/01/25)	110	116,184
5.63%, 03/01/21(a)	185	197,321

		13,165,120
Machinery — 0.9%
Caterpillar Financial Services Corp.
1.35%, 05/18/19	2,810	2,784,710
1.70%, 08/09/21	2,146	2,096,664
1.93%, 10/01/21	624	611,869
2.00%, 11/29/19	1,500	1,498,350
2.00%, 03/05/20	260	259,124
2.10%, 06/09/19	4,100	4,105,371
2.10%, 01/10/20	1,765	1,761,805
2.25%, 12/01/19(a)	1,168	1,170,745
2.40%, 06/06/22	2,050	2,042,928
2.50%, 11/13/20(a)	120	120,592
2.55%, 11/29/22	1,500	1,494,540
2.63%, 03/01/23	1,360	1,357,892
2.85%, 06/01/22(a)	207	209,855
3.25%, 12/01/24(a)	320	328,160
7.15%, 02/15/19	455	482,491
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)(a)	2,450	2,454,704
3.40%, 05/15/24 (Call 02/15/24)(a)	308	319,661
3.90%, 05/27/21(a)	2,893	3,042,423
CNH Industrial Capital LLC
3.38%, 07/15/19	100	100,987
4.38%, 11/06/20	40	41,622
4.88%, 04/01/21	535	565,046
CNH Industrial NV 3.85%, 11/15/27 (Call 08/15/27)	1,150	1,145,803
Cummins Inc. 3.65%, 10/01/23 (Call 07/01/23)	523	546,059

Security	Par (000)	Value
Machinery (continued)
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	$165	$165,460
4.38%, 10/16/19	578	601,739
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)(a)	1,100	1,108,184
4.00%, 11/15/23 (Call 08/15/23)	115	118,038
IDEX Corp. 4.20%, 12/15/21 (Call 09/15/21)(a)	250	259,100
John Deere Capital Corp.
1.25%, 10/09/19	1,400	1,378,426
1.95%, 12/13/18(a)	1,160	1,159,698
1.95%, 01/08/19	2,669	2,668,973
2.05%, 03/10/20	1,740	1,735,493
2.15%, 09/08/22	1,500	1,472,010
2.20%, 03/13/20	780	780,257
2.25%, 04/17/19	1,452	1,456,646
2.30%, 09/16/19	615	617,878
2.55%, 01/08/21(a)	530	533,705
2.65%, 01/06/22(a)	1,155	1,164,783
2.65%, 06/24/24	3,710	3,671,379
2.65%, 06/10/26(a)	2,450	2,388,040
2.75%, 03/15/22(a)	2,439	2,462,829
2.80%, 03/04/21	315	319,328
2.80%, 03/06/23	3,385	3,409,609
2.80%, 09/08/27(a)	1,350	1,319,787
3.15%, 10/15/21	1,180	1,211,246
3.35%, 06/12/24(a)	555	571,966
3.90%, 07/12/21	1,150	1,208,777
Series 0014, 2.45%, 09/11/20(a)	11	11,055
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	640	635,635
2.88%, 03/01/25 (Call 12/01/24)	509	502,571
Roper Technologies Inc.
2.80%, 12/15/21 (Call 11/15/21)	1,100	1,101,837
3.00%, 12/15/20 (Call 11/15/20)(a)	675	684,187
3.13%, 11/15/22 (Call 08/15/22)	1,600	1,616,288
3.80%, 12/15/26 (Call 09/15/26)(a)	2,005	2,056,288
6.25%, 09/01/19	275	293,431
Wabtec Corp./DE 3.45%, 11/15/26 (Call 08/15/26)	795	775,753
Xylem Inc./NY
3.25%, 11/01/26 (Call 08/01/26)	855	847,886
4.88%, 10/01/21	800	864,000

		69,713,683
Manufacturing — 0.9%
3M Co.
1.63%, 06/15/19	950	945,810
2.00%, 06/26/22(a)	2,180	2,142,635
2.25%, 03/15/23 (Call 02/15/23)(a)	1,500	1,485,840
2.25%, 09/19/26 (Call 06/19/26)	3,615	3,420,621
2.88%, 10/15/27 (Call 07/15/27)(a)	1,000	991,360
3.00%, 08/07/25	1,019	1,030,769
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)	150	150,849
3.75%, 11/15/22 (Call 08/15/22)	950	977,008
Crane Co.
2.75%, 12/15/18	490	492,680
4.45%, 12/15/23 (Call 09/15/23)	500	528,250
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)(a)	1,000	1,013,290
4.30%, 03/01/21 (Call 12/01/20)	650	685,139

238

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Manufacturing (continued)
Eaton Corp.
2.75%, 11/02/22	$964	$964,945
3.10%, 09/15/27 (Call 06/15/27)	3,055	2,998,208
6.95%, 03/20/19(a)	475	502,142
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	4,589	4,581,428
2.70%, 10/09/22	6,602	6,607,480
3.10%, 01/09/23	1,578	1,602,554
3.15%, 09/07/22	1,204	1,227,996
3.38%, 03/11/24	1,005	1,034,346
3.45%, 05/15/24 (Call 02/13/24)	1,984	2,052,627
4.38%, 09/16/20	1,189	1,248,319
4.63%, 01/07/21	2,372	2,521,080
4.65%, 10/17/21	2,356	2,525,420
5.30%, 02/11/21	3,797	4,103,760
5.50%, 01/08/20	2,577	2,744,582
6.00%, 08/07/19	3,825	4,065,363
Series A, 5.55%, 05/04/20	682	732,188
Hexcel Corp. 3.95%, 02/15/27 (Call 11/15/26)	1,500	1,525,875
Illinois Tool Works Inc.
1.95%, 03/01/19	920	919,374
2.65%, 11/15/26 (Call 08/15/26)	1,880	1,831,665
3.38%, 09/15/21 (Call 06/15/21)(a)	640	659,840
3.50%, 03/01/24 (Call 12/01/23)	1,819	1,899,200
6.25%, 04/01/19	1,126	1,186,703
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19	500	502,980
4.25%, 06/15/23	1,730	1,844,457
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	70	70,097
3.55%, 11/01/24 (Call 08/01/24)(a)	640	659,168
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)(b)	435	437,832
3.30%, 11/21/24 (Call 08/21/24)	984	1,009,702
3.50%, 09/15/22	465	481,554
Textron Inc.
3.65%, 03/01/21	240	247,500
3.65%, 03/15/27 (Call 12/15/26)	440	445,232
3.88%, 03/01/25 (Call 12/01/24)	820	850,004
4.00%, 03/15/26 (Call 12/15/25)(a)	480	500,309
5.60%, 12/01/17	730	730,000
5.95%, 09/21/21 (Call 06/21/21)	240	265,382
Trinity Industries Inc. 4.55%, 10/01/24 (Call 07/01/24)	475	486,533

		69,930,096
Media — 2.3%
21st Century Fox America Inc.
3.00%, 09/15/22	2,115	2,136,446
3.38%, 11/15/26 (Call 08/15/26)(a)	2,035	2,035,224
3.70%, 09/15/24 (Call 06/15/24)	270	278,537
3.70%, 10/15/25 (Call 07/15/25)(a)	695	714,856
4.00%, 10/01/23	850	892,466
4.50%, 02/15/21	758	802,479
5.65%, 08/15/20	1,200	1,296,936
6.90%, 03/01/19	1,150	1,214,734
8.88%, 04/26/23	500	629,460
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	1,250	1,251,150
2.50%, 02/15/23 (Call 01/15/23)	3,275	3,198,103
2.90%, 06/01/23 (Call 05/01/23)(b)	1,500	1,478,865
2.90%, 01/15/27 (Call 10/15/26)(a)	3,400	3,173,050

Security	Par (000)	Value
Media (continued)
CBS Corp. (continued)
3.38%, 03/01/22 (Call 12/01/21)	$1,725	$1,756,119
3.50%, 01/15/25 (Call 10/15/24)	1,775	1,778,887
3.70%, 08/15/24 (Call 05/15/24)	1,240	1,275,390
4.30%, 02/15/21 (Call 11/15/20)	1,000	1,048,040
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	5,765	5,858,047
4.20%, 03/15/28 (Call 12/15/27)	65	63,863
4.46%, 07/23/22 (Call 05/23/22)(a)	2,185	2,281,271
4.91%, 07/23/25 (Call 04/23/25)	7,470	7,885,780
Comcast Cable Communications Holdings Inc. 9.46%, 11/15/22	940	1,233,515
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	710	687,287
2.35%, 01/15/27 (Call 10/15/26)	860	804,126
2.75%, 03/01/23 (Call 02/01/23)	4,606	4,608,856
2.85%, 01/15/23	3,550	3,578,826
3.00%, 02/01/24 (Call 01/01/24)	1,020	1,028,619
3.13%, 07/15/22	3,825	3,924,909
3.15%, 03/01/26 (Call 12/01/25)	5,510	5,526,805
3.30%, 02/01/27 (Call 11/01/26)	5,000	5,037,450
3.38%, 02/15/25 (Call 11/15/24)	785	802,403
3.38%, 08/15/25 (Call 05/15/25)	3,619	3,700,138
3.60%, 03/01/24	1,262	1,312,657
5.15%, 03/01/20	3,498	3,721,382
5.70%, 07/01/19	2,375	2,506,884
Discovery Communications LLC
2.20%, 09/20/19	1,870	1,862,950
2.95%, 03/20/23 (Call 02/20/23)(a)	1,000	982,700
3.25%, 04/01/23	1,200	1,190,904
3.30%, 05/15/22	1,800	1,808,352
3.80%, 03/13/24 (Call 01/13/24)(a)	645	651,876
4.38%, 06/15/21(a)	850	890,562
4.90%, 03/11/26 (Call 12/11/25)(a)	1,440	1,524,542
5.05%, 06/01/20	819	865,560
5.63%, 08/15/19(a)	419	440,746
Historic TW Inc.
7.57%, 02/01/24	500	616,090
9.15%, 02/01/23	600	770,250
NBCUniversal Media LLC
2.88%, 01/15/23(a)	2,450	2,470,604
4.38%, 04/01/21	3,529	3,753,127
5.15%, 04/30/20	2,339	2,499,830
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	1,065	1,071,326
8.63%, 01/15/19	335	357,405
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	245	245,811
2.80%, 06/15/20 (Call 05/15/20)	925	926,693
3.90%, 11/15/24 (Call 08/15/24)	2,964	3,009,142
3.95%, 06/15/25 (Call 03/15/25)	70	70,382
TCI Communications Inc. 7.88%, 02/15/26	1,150	1,525,245
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	1,250	1,294,788
3.95%, 09/30/21 (Call 06/30/21)	1,000	1,037,130
4.30%, 11/23/23 (Call 08/23/23)(a)	1,100	1,164,449
4.70%, 10/15/19	250	260,413
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	2,604	2,667,720
4.13%, 02/15/21 (Call 11/15/20)(a)	1,925	1,981,210

239

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Media (continued)
Time Warner Cable LLC (continued)
5.00%, 02/01/20	$3,362	$3,516,114
8.25%, 04/01/19	285	306,101
8.75%, 02/14/19	2,796	3,001,422
Time Warner Entertainment Co. LP 8.38%, 03/15/23	940	1,142,683
Time Warner Inc.
2.10%, 06/01/19	1,080	1,076,900
2.95%, 07/15/26 (Call 04/15/26)	2,055	1,941,276
3.40%, 06/15/22(a)	1,655	1,689,093
3.55%, 06/01/24 (Call 03/01/24)	850	864,059
3.60%, 07/15/25 (Call 04/15/25)	5,096	5,114,295
3.80%, 02/15/27 (Call 11/15/26)(a)	1,109	1,108,490
3.88%, 01/15/26 (Call 10/15/25)	1,250	1,263,200
4.00%, 01/15/22	920	959,072
4.05%, 12/15/23	500	523,565
4.70%, 01/15/21	2,047	2,171,273
4.75%, 03/29/21	1,330	1,418,498
4.88%, 03/15/20(a)	1,595	1,678,307
Viacom Inc.
2.75%, 12/15/19 (Call 11/15/19)	427	427,056
3.13%, 06/15/22 (Call 03/15/22)	875	858,270
3.45%, 10/04/26 (Call 07/04/26)	2,190	2,082,975
3.88%, 12/15/21	1,360	1,384,861
3.88%, 04/01/24 (Call 01/01/24)	2,095	2,079,769
4.25%, 09/01/23 (Call 06/01/23)	1,045	1,055,952
4.50%, 03/01/21(a)	1,250	1,301,613
5.63%, 09/15/19	670	704,920
Walt Disney Co. (The)
0.88%, 07/12/19	850	835,346
1.80%, 06/05/20(a)	2,000	1,983,880
1.85%, 05/30/19	3,025	3,017,558
1.85%, 07/30/26(a)	1,975	1,800,726
1.95%, 03/04/20	95	94,711
2.15%, 09/17/20(a)	950	948,756
2.30%, 02/12/21	2,000	2,001,940
2.35%, 12/01/22(a)	1,300	1,287,533
2.45%, 03/04/22	60	59,980
2.55%, 02/15/22	1,200	1,203,504
2.75%, 08/16/21	900	912,969
2.95%, 06/15/27(a)	2,225	2,202,416
3.00%, 02/13/26(a)	1,895	1,896,497
3.15%, 09/17/25	815	830,314
3.75%, 06/01/21	1,928	2,020,023
5.50%, 03/15/19	550	574,288

		174,803,572
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	875	877,870
2.50%, 01/15/23 (Call 10/15/22)(a)	1,675	1,666,776
3.25%, 06/15/25 (Call 03/15/25)	1,325	1,351,381

		3,896,027
Mining — 0.2%
Barrick Gold Corp. 3.85%, 04/01/22	450	473,346
Barrick North America Finance LLC 4.40%, 05/30/21	2,418	2,570,552
BHP Billiton Finance USA Ltd. 2.88%, 02/24/22	1,720	1,746,832
Goldcorp Inc.
3.63%, 06/09/21 (Call 04/09/21)	1,500	1,537,980
3.70%, 03/15/23 (Call 12/15/22)	2,195	2,258,545

Security	Par (000)	Value
Mining (continued)
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	$1,799	$1,837,769
5.13%, 10/01/19	958	1,002,394
Rio Tinto Finance USA Ltd. 3.75%, 06/15/25 (Call 03/15/25)	2,750	2,889,810
Rio Tinto Finance USA PLC 2.88%, 08/21/ 22 (Call 05/21/22)(a)	61	61,492
Southern Copper Corp.
3.50%, 11/08/22	690	711,093
3.88%, 04/23/25(a)	20	20,875
5.38%, 04/16/20	875	937,414
Yamana Gold Inc.
4.63%, 12/15/27(b)	1,500	1,497,720
4.95%, 07/15/24 (Call 04/15/24)(a)	525	543,695

		18,089,517
Office & Business Equipment — 0.1%
Pitney Bowes Inc.
3.63%, 10/01/21 (Call 09/01/21)(a)	200	186,784
4.13%, 05/15/22 (Call 04/15/22)	100	92,638
4.63%, 03/15/24 (Call 12/15/23)	200	181,560
Xerox Corp.
2.75%, 09/01/20	961	952,091
3.63%, 03/15/23 (Call 02/15/23)(a)	3,478	3,379,573
3.80%, 05/15/24(a)	416	403,620
4.07%, 03/17/22(a)	2,738	2,757,878
4.50%, 05/15/21(a)	1,087	1,126,980

		9,081,124
Oil & Gas — 5.0%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	1,000	993,560
4.85%, 03/15/21 (Call 02/15/21)(a)	600	634,980
5.55%, 03/15/26 (Call 12/15/25)(a)	2,500	2,778,350
6.95%, 06/15/19	1,850	1,972,748
8.70%, 03/15/19	789	849,927
Andeavor
4.75%, 12/15/23 (Call 10/15/23)(b)	1,175	1,256,181
5.13%, 12/15/26 (Call 09/15/26)(b)	1,875	2,050,781
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	725	705,766
3.25%, 04/15/22 (Call 01/15/22)	587	591,367
3.63%, 02/01/21 (Call 11/01/20)(a)	2,550	2,611,175
BP Capital Markets PLC
1.68%, 05/03/19	1,875	1,867,106
2.11%, 09/16/21 (Call 08/16/21)	1,515	1,497,002
2.24%, 05/10/19	3,925	3,935,715
2.32%, 02/13/20	3,560	3,571,285
2.50%, 11/06/22(a)	1,779	1,764,981
2.52%, 01/15/20	1,809	1,822,133
2.52%, 09/19/22 (Call 08/19/22)(a)	1,250	1,243,113
2.75%, 05/10/23	5,310	5,314,885
3.06%, 03/17/22	1,710	1,744,491
3.12%, 05/04/26 (Call 02/04/26)(a)	2,770	2,775,374
3.22%, 11/28/23 (Call 09/28/23)	1,050	1,073,226
3.22%, 04/14/24 (Call 02/14/24)(a)	2,705	2,755,015
3.25%, 05/06/22	5,242	5,387,518
3.28%, 09/19/27 (Call 06/19/27)(a)	1,025	1,026,281
3.51%, 03/17/25	1,440	1,486,512
3.54%, 11/04/24	5,265	5,458,278
3.56%, 11/01/21	2,196	2,283,840

240

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas (continued)
BP Capital Markets PLC (continued)
3.59%, 04/14/27 (Call 01/14/27)	$725	$746,388
3.81%, 02/10/24	650	684,892
3.99%, 09/26/23(a)	3,000	3,189,660
4.50%, 10/01/20	1,666	1,769,042
4.74%, 03/11/21	648	695,576
4.75%, 03/10/19(a)	3,813	3,941,498
Canadian Natural Resources Ltd. 2.95%, 01/15/23 (Call 12/15/22)	605	600,940
3.45%, 11/15/21 (Call 08/15/21)	1,597	1,639,895
3.80%, 04/15/24 (Call 01/15/24)	335	343,462
3.85%, 06/01/27 (Call 03/01/27)	3,380	3,415,963
3.90%, 02/01/25 (Call 11/01/24)	790	810,532
Cenovus Energy Inc. 4.25%, 04/15/27 (Call 01/15/27)(a)(b)	3,000	2,971,320
Chevron Corp. 1.56%, 05/16/19	3,825	3,802,318
1.96%, 03/03/20 (Call 02/03/20)	4,890	4,879,340
1.99%, 03/03/20	1,625	1,622,725
2.10%, 05/16/21 (Call 04/15/21)	1,850	1,836,292
2.19%, 11/15/19 (Call 10/15/19)	750	752,280
2.36%, 12/05/22 (Call 09/05/22)	3,575	3,535,568
2.41%, 03/03/22 (Call 01/03/22)	805	805,676
2.42%, 11/17/20 (Call 10/17/20)	2,610	2,624,668
2.43%, 06/24/20 (Call 05/24/20)	965	971,417
2.57%, 05/16/23 (Call 03/16/23)	3,300	3,287,691
2.95%, 05/16/26 (Call 02/16/26)(a)	5,995	5,964,066
3.19%, 06/24/23 (Call 03/24/23)	3,600	3,696,480
3.33%, 11/17/25 (Call 08/17/25)	3,775	3,877,944
4.95%, 03/03/19	2,096	2,172,378
Cimarex Energy Co. 3.90%, 05/15/27 (Call 02/15/27)(a)	600	608,652
4.38%, 06/01/24 (Call 03/01/24)	937	991,562
CNOOC Finance 2013 Ltd. 3.00%, 05/09/23(a)	3,875	3,848,844
CNOOC Finance 2015 Australia Pty Ltd. 2.63%, 05/05/20	3,450	3,448,034
CNOOC Finance 2015 USA LLC 3.50%, 05/05/25	6,550	6,614,910
CNOOC Nexen Finance 2014 ULC 4.25%, 04/30/24(a)	1,150	1,215,550
Concho Resources Inc. 3.75%, 10/01/27 (Call 07/01/27)(a)	1,685	1,694,638
4.38%, 01/15/25 (Call 01/15/20)	1,500	1,555,785
ConocoPhillips Co. 2.20%, 05/15/20 (Call 04/15/20)	4,125	4,132,177
2.40%, 12/15/22 (Call 09/15/22)	1,644	1,623,401
2.88%, 11/15/21 (Call 09/15/21)(a)	905	915,851
3.35%, 11/15/24 (Call 08/15/24)	770	789,219
3.35%, 05/15/25 (Call 02/15/25)(a)	842	862,469
4.20%, 03/15/21 (Call 02/15/21)	1,476	1,556,176
4.95%, 03/15/26 (Call 12/15/25)(a)	845	952,391
Devon Energy Corp. 3.25%, 05/15/22 (Call 02/15/22)(a)	751	763,775
4.00%, 07/15/21 (Call 04/15/21)	250	259,755
5.85%, 12/15/25 (Call 09/15/25)	1,020	1,184,587
Ecopetrol SA 4.13%, 01/16/25	450	455,742
5.38%, 06/26/26 (Call 03/26/26)	2,090	2,246,520
5.88%, 09/18/23	5,050	5,633,729
7.63%, 07/23/19	635	685,273
Encana Corp. 3.90%, 11/15/21 (Call 08/15/21)(a)	875	900,401
EOG Resources Inc. 2.45%, 04/01/20 (Call 03/01/20)	322	322,509
2.63%, 03/15/23 (Call 12/15/22)	2,087	2,057,907
3.15%, 04/01/25 (Call 01/01/25)(a)	560	556,713

Security	Par (000)	Value
Oil & Gas (continued)
EOG Resources Inc. (continued)
4.10%, 02/01/21	$669	$700,798
4.15%, 01/15/26 (Call 10/15/25)(a)	285	301,541
4.40%, 06/01/20(a)	1,200	1,257,024
5.63%, 06/01/19	1,046	1,098,185
EQT Corp. 3.90%, 10/01/27 (Call 07/01/27)	2,500	2,457,975
4.88%, 11/15/21	790	844,494
8.13%, 06/01/19	400	432,968
Exxon Mobil Corp. 1.71%, 03/01/19	4,450	4,440,877
1.82%, 03/15/19 (Call 02/15/19)	3,750	3,747,375
1.91%, 03/06/20 (Call 02/06/20)	5,711	5,691,011
2.22%, 03/01/21 (Call 02/01/21)	3,640	3,640,473
2.40%, 03/06/22 (Call 01/06/22)	1,850	1,851,462
2.71%, 03/06/25 (Call 12/06/24)	5,790	5,763,482
2.73%, 03/01/23 (Call 01/01/23)	3,325	3,351,667
3.04%, 03/01/26 (Call 12/01/25)(a)	2,455	2,490,524
Hess Corp. 3.50%, 07/15/24 (Call 04/15/24)	410	403,018
4.30%, 04/01/27 (Call 01/01/27)(a)	2,750	2,738,395
HollyFrontier Corp. 5.88%, 04/01/26 (Call 01/01/26)(a)	250	276,990
Husky Energy Inc. 4.00%, 04/15/24 (Call 01/15/24)	1,825	1,895,171
6.15%, 06/15/19	150	158,120
7.25%, 12/15/19(a)	1,915	2,090,529
Kerr-McGee Corp. 6.95%, 07/01/24	2,050	2,417,914
Marathon Oil Corp. 2.70%, 06/01/20 (Call 05/01/20)	174	173,518
2.80%, 11/01/22 (Call 08/01/22)(a)	1,425	1,402,457
3.85%, 06/01/25 (Call 03/01/25)	1,393	1,406,359
4.40%, 07/15/27 (Call 04/15/27)(a)	2,000	2,060,980
Marathon Petroleum Corp. 3.40%, 12/15/20 (Call 11/15/20)	1,078	1,103,570
3.63%, 09/15/24 (Call 06/15/24)	686	698,890
5.13%, 03/01/21	282	302,857
Nexen Energy ULC 6.20%, 07/30/19(a)	1,800	1,904,058
Noble Energy Inc. 3.90%, 11/15/24 (Call 08/15/24)	812	832,178
4.15%, 12/15/21 (Call 09/15/21)	1,693	1,770,472
Occidental Petroleum Corp. 2.60%, 04/15/22 (Call 03/15/22)	5,950	5,968,445
2.70%, 02/15/23 (Call 11/15/22)	150	150,354
3.13%, 02/15/22 (Call 11/15/21)	623	637,310
3.40%, 04/15/26 (Call 01/15/26)	2,245	2,296,949
3.50%, 06/15/25 (Call 03/15/25)	1,635	1,681,548
Series 1, 4.10%, 02/01/21 (Call 11/01/20)	2,224	2,334,622
Petroleos Mexicanos 3.50%, 01/30/23	3,515	3,448,496
4.25%, 01/15/25	3,725	3,712,223
4.50%, 01/23/26(a)	3,000	3,003,960
4.63%, 09/21/23	2,775	2,871,959
4.88%, 01/24/22	2,620	2,742,406
4.88%, 01/18/24	3,070	3,193,353
5.50%, 02/04/19	455	471,375
5.50%, 01/21/21	6,500	6,937,645
6.00%, 03/05/20	4,611	4,923,626
6.38%, 02/04/21(a)	2,500	2,729,425
6.50%, 03/13/27(b)	7,075	7,808,976
6.88%, 08/04/26(a)	6,400	7,299,584
8.00%, 05/03/19	5,000	5,389,100

241

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas (continued)
Phillips 66 4.30%, 04/01/22(a)	$3,094	$3,285,550
Pioneer Natural Resources Co. 3.45%, 01/15/21 (Call 12/15/20)	1,710	1,752,562
3.95%, 07/15/22 (Call 04/15/22)	2,690	2,809,893
7.50%, 01/15/20	350	385,175
Shell International Finance BV 1.38%, 09/12/19	200	197,708
1.75%, 09/12/21	1,825	1,783,554
1.88%, 05/10/21	3,665	3,612,517
2.13%, 05/11/20(a)	7,623	7,615,758
2.25%, 11/10/20	716	716,093
2.25%, 01/06/23	1,350	1,327,145
2.38%, 08/21/22(a)	1,369	1,358,349
2.50%, 09/12/26	3,995	3,830,566
2.88%, 05/10/26	3,450	3,402,942
3.25%, 05/11/25	2,338	2,386,841
3.40%, 08/12/23	2,455	2,546,891
4.30%, 09/22/19	3,434	3,563,908
4.38%, 03/25/20	4,888	5,127,854
Statoil ASA 1.95%, 11/08/18	2,720	2,725,413
2.45%, 01/17/23(a)	2,405	2,389,103
2.65%, 01/15/24	400	397,972
2.75%, 11/10/21	1,150	1,163,823
2.90%, 11/08/20	650	661,115
3.15%, 01/23/22	508	521,086
3.25%, 11/10/24	3,700	3,786,025
3.70%, 03/01/24	1,100	1,155,759
5.25%, 04/15/19(a)	2,629	2,738,892
Suncor Energy Inc. 3.60%, 12/01/24 (Call 09/01/24)	2,000	2,056,360
Total Capital Canada Ltd. 2.75%, 07/15/23(a)	1,045	1,052,639
Total Capital International SA 2.10%, 06/19/19	850	850,969
2.13%, 01/10/19	2,395	2,399,383
2.70%, 01/25/23	2,600	2,611,440
2.75%, 06/19/21	1,153	1,170,353
2.88%, 02/17/22(a)	1,250	1,269,975
3.70%, 01/15/24	2,546	2,685,724
3.75%, 04/10/24	1,575	1,664,035
Total Capital SA 4.13%, 01/28/21	1,070	1,129,053
4.45%, 06/24/20	2,061	2,176,622
Valero Energy Corp. 3.40%, 09/15/26 (Call 06/15/26)	1,135	1,127,713
3.65%, 03/15/25	1,135	1,165,191
6.13%, 02/01/20	819	881,490
9.38%, 03/15/19	1,061	1,153,869

		377,910,169
Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC 3.20%, 08/15/21 (Call 05/15/21)(a)	601	614,168
7.50%, 11/15/18	634	665,427
Halliburton Co. 3.25%, 11/15/21 (Call 08/15/21)(a)	605	617,983
3.50%, 08/01/23 (Call 05/01/23)	1,099	1,131,344
3.80%, 11/15/25 (Call 08/15/25)	4,221	4,349,698
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	2,145	2,099,312
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)(a)	410	396,724

Security	Par (000)	Value
Oil & Gas Services (continued)
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)(a)	$760	$797,620
TechnipFMC PLC 3.45%, 10/01/22 (Call 07/01/22)(b)	1,410	1,407,307

		12,079,583
Packaging & Containers — 0.1%
Bemis Co. Inc. 3.10%, 09/15/26 (Call 06/15/26)	485	468,010
4.50%, 10/15/21 (Call 07/15/21)(a)	275	290,705
6.80%, 08/01/19	555	593,467
Packaging Corp. of America 3.65%, 09/15/24 (Call 06/15/24)	275	280,844
3.90%, 06/15/22 (Call 03/15/22)	1,038	1,077,704
WestRock Co. 3.00%, 09/15/24 (Call 07/15/24)(b)	2,550	2,524,678
WestRock RKT Co. 3.50%, 03/01/20	550	560,186
4.00%, 03/01/23 (Call 12/01/22)	455	474,788
4.90%, 03/01/22	885	958,995

		7,229,377
Pharmaceuticals — 3.6%
AbbVie Inc. 2.00%, 11/06/18(a)	2,801	2,801,644
2.30%, 05/14/21 (Call 04/14/21)(a)	1,990	1,971,095
2.50%, 05/14/20 (Call 04/14/20)	5,365	5,381,900
2.85%, 05/14/23 (Call 03/14/23)	192	191,284
2.90%, 11/06/22	5,445	5,450,391
3.20%, 11/06/22 (Call 09/06/22)	1,725	1,750,513
3.20%, 05/14/26 (Call 02/14/26)	4,240	4,193,614
3.60%, 05/14/25 (Call 02/14/25)	8,695	8,879,943
Actavis Inc. 3.25%, 10/01/22 (Call 07/01/22)	2,975	2,993,832
Allergan Funding SCS 2.45%, 06/15/19	5,070	5,075,476
3.00%, 03/12/20 (Call 02/12/20)	4,385	4,424,553
3.45%, 03/15/22 (Call 01/15/22)(a)	2,960	3,009,432
3.80%, 03/15/25 (Call 12/15/24)(a)	7,755	7,827,975
3.85%, 06/15/24 (Call 03/15/24)(a)	3,901	3,990,021
Allergan Inc./U.S. 2.80%, 03/15/23 (Call 12/15/22)(a)	590	579,575
3.38%, 09/15/20	393	400,384
AmerisourceBergen Corp. 3.25%, 03/01/25 (Call 12/01/24)	437	437,538
3.40%, 05/15/24 (Call 02/15/24)(a)	2,250	2,276,325
3.45%, 12/15/27	1,500	1,491,870
3.50%, 11/15/21 (Call 08/15/21)(a)	540	554,159
AstraZeneca PLC 1.75%, 11/16/18	2,955	2,948,942
1.95%, 09/18/19	365	363,274
2.38%, 11/16/20(a)	1,000	998,480
2.38%, 06/12/22 (Call 05/12/22)	2,431	2,394,608
3.38%, 11/16/25	8,475	8,571,106
Bristol-Myers Squibb Co. 1.60%, 02/27/19	1,100	1,095,336
2.00%, 08/01/22	916	897,817
3.25%, 11/01/23(a)	650	670,007
3.25%, 02/27/27(a)	1,020	1,040,278
Cardinal Health Inc. 1.95%, 06/14/19(a)	2,050	2,039,319
2.40%, 11/15/19	1,200	1,200,360
2.62%, 06/15/22 (Call 05/15/22)	2,010	1,975,448
3.08%, 06/15/24 (Call 04/15/24)	205	201,579

242

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pharmaceuticals (continued)
Cardinal Health Inc. (continued)
3.20%, 06/15/22	$270	$272,276
3.20%, 03/15/23(a)	1,840	1,846,514
3.41%, 06/15/27 (Call 03/15/27)(a)	2,300	2,252,275
3.75%, 09/15/25 (Call 06/15/25)(a)	1,135	1,158,426
4.63%, 12/15/20	2,100	2,217,852
Eli Lilly & Co. 1.95%, 03/15/19	920	920,285
2.35%, 05/15/22	1,455	1,453,720
2.75%, 06/01/25 (Call 03/01/25)(a)	450	451,692
3.10%, 05/15/27 (Call 02/15/27)	2,085	2,102,305
Express Scripts Holding Co. 2.25%, 06/15/19	1,115	1,113,718
2.60%, 11/30/20	225	224,993
3.05%, 11/30/22 (Call 10/30/22)	2,075	2,071,203
3.30%, 02/25/21 (Call 01/25/21)	315	320,248
3.40%, 03/01/27 (Call 12/01/26)(a)	6,000	5,860,860
3.90%, 02/15/22	470	487,672
4.50%, 02/25/26 (Call 11/27/25)(a)	5,524	5,826,881
4.75%, 11/15/21	2,425	2,587,911
GlaxoSmithKline Capital Inc. 2.80%, 03/18/23	1,727	1,745,358
GlaxoSmithKline Capital PLC 2.85%, 05/08/22	601	609,522
Johnson & Johnson 1.13%, 03/01/19	2,705	2,682,089
1.65%, 12/05/18	323	322,690
1.65%, 03/01/21 (Call 02/01/21)	3,755	3,695,070
1.88%, 12/05/19	850	848,088
1.95%, 11/10/20	895	891,993
2.05%, 03/01/23 (Call 01/01/23)(a)	1,175	1,152,029
2.25%, 03/03/22 (Call 02/03/22)	150	149,849
2.45%, 12/05/21	205	206,415
2.45%, 03/01/26 (Call 12/01/25)	3,715	3,613,766
2.63%, 01/15/25 (Call 11/15/24)	1,545	1,538,032
2.95%, 09/01/20(a)	510	522,067
3.38%, 12/05/23	388	406,333
3.55%, 05/15/21(a)	1,450	1,513,394
McKesson Corp. 2.70%, 12/15/22 (Call 09/15/22)	1,463	1,454,310
2.85%, 03/15/23 (Call 12/15/22)	425	422,680
3.80%, 03/15/24 (Call 12/15/23)(a)	1,085	1,121,586
4.75%, 03/01/21 (Call 12/01/20)	1,045	1,110,104
7.50%, 02/15/19	1,090	1,156,555
Mead Johnson Nutrition Co. 3.00%, 11/15/20	455	462,457
4.13%, 11/15/25 (Call 08/15/25)	1,200	1,275,300
4.90%, 11/01/19	375	393,743
Medco Health Solutions Inc. 4.13%, 09/15/20	500	519,725
Merck & Co. Inc. 1.85%, 02/10/20(a)	1,542	1,534,691
2.35%, 02/10/22	3,685	3,684,742
2.40%, 09/15/22 (Call 06/15/22)	55	54,704
2.75%, 02/10/25 (Call 11/10/24)(a)	7,918	7,866,137
2.80%, 05/18/23(a)	2,000	2,017,560
3.88%, 01/15/21 (Call 10/15/20)	1,971	2,064,327
Merck Sharp & Dohme Corp. 5.00%, 06/30/19	318	332,736
Mylan Inc. 2.55%, 03/28/19	2,615	2,616,752
Mylan NV 2.50%, 06/07/19	1,750	1,748,897
3.00%, 12/15/18	300	301,860
3.15%, 06/15/21 (Call 05/15/21)	2,210	2,221,602
3.95%, 06/15/26 (Call 03/15/26)(a)	6,175	6,157,339

Security	Par (000)	Value
Pharmaceuticals (continued)
Novartis Capital Corp. 1.80%, 02/14/20	$850	$845,291
2.40%, 05/17/22 (Call 04/17/22)(a)	2,850	2,843,559
2.40%, 09/21/22	2,250	2,236,882
3.00%, 11/20/25 (Call 08/20/25)	4,700	4,734,921
3.10%, 05/17/27 (Call 02/17/27)(a)	1,181	1,197,062
3.40%, 05/06/24	2,579	2,682,598
4.40%, 04/24/20(a)	636	669,269
Novartis Securities Investment Ltd. 5.13%, 02/10/19	4,098	4,242,291
Perrigo Finance Unlimited Co. 3.50%, 03/15/21 (Call 02/15/21)	407	414,310
3.50%, 12/15/21 (Call 10/15/21)	1,475	1,503,320
3.90%, 12/15/24 (Call 09/15/24)	1,250	1,273,750
Pfizer Inc. 1.45%, 06/03/19	3,300	3,276,438
1.70%, 12/15/19	4,850	4,822,597
1.95%, 06/03/21(a)	2,200	2,179,408
2.10%, 05/15/19	2,950	2,957,375
2.20%, 12/15/21	346	344,934
2.75%, 06/03/26	4,600	4,521,478
3.00%, 06/15/23	1,175	1,202,847
3.00%, 12/15/26(a)	1,300	1,305,135
3.40%, 05/15/24(a)	560	581,694
5.20%, 08/12/20	100	107,850
Pharmacia LLC 6.50%, 12/01/18(a)	385	401,813
Sanofi 4.00%, 03/29/21	1,182	1,247,341
Shire Acquisitions Investments Ireland DAC 1.90%, 09/23/19	4,820	4,774,065
2.40%, 09/23/21 (Call 08/23/21)(a)	6,495	6,385,689
2.88%, 09/23/23 (Call 07/23/23)	4,095	4,005,975
3.20%, 09/23/26 (Call 06/23/26)	8,005	7,712,497
Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	1,291	1,161,784
Series 2, 3.65%, 11/10/21(a)	1,944	1,851,096
Teva Pharmaceutical Finance IV BV 3.65%, 11/10/21	648	616,825
Teva Pharmaceutical Finance IV LLC 2.25%, 03/18/20	1,625	1,557,351
Teva Pharmaceutical Finance Netherlands III BV 1.70%, 07/19/19	1,175	1,137,893
2.20%, 07/21/21	3,745	3,445,100
2.80%, 07/21/23(a)	5,085	4,499,615
3.15%, 10/01/26(a)	2,525	2,105,370
Wyeth LLC 6.45%, 02/01/24	1,050	1,269,334
Zoetis Inc. 3.00%, 09/12/27 (Call 06/12/27)	2,800	2,721,180
3.25%, 02/01/23 (Call 11/01/22)(a)	5,700	5,798,382
3.45%, 11/13/20 (Call 10/13/20)	370	379,661
4.50%, 11/13/25 (Call 08/13/25)	160	174,787

		272,850,178
Pipelines — 2.7%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
3.50%, 12/01/22 (Call 11/01/22)	150	149,966
Boardwalk Pipelines LP 5.75%, 09/15/19	2,200	2,312,288
5.95%, 06/01/26 (Call 03/01/26)	380	424,236
Buckeye Partners LP 3.95%, 12/01/26 (Call 09/01/26)(a)	3,350	3,274,223
4.15%, 07/01/23 (Call 04/01/23)	587	601,728
4.35%, 10/15/24 (Call 07/15/24)	505	521,978
4.88%, 02/01/21 (Call 11/01/20)	475	499,363
5.50%, 08/15/19	500	522,215

243

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pipelines (continued)
Columbia Pipeline Group Inc. 3.30%, 06/01/20 (Call 05/01/20)	$3,965	$4,027,488
4.50%, 06/01/25 (Call 03/01/25)	480	510,797
El Paso Natural Gas Co. LLC 8.63%, 01/15/22	650	780,188
Enable Midstream Partners LP 2.40%, 05/15/19 (Call 04/15/19)	500	497,840
3.90%, 05/15/24 (Call 02/15/24)(a)	618	620,027
4.40%, 03/15/27 (Call 12/15/26)(a)	1,905	1,940,566
Enbridge Energy Partners LP 4.20%, 09/15/21 (Call 06/15/21)	150	156,251
4.38%, 10/15/20 (Call 09/15/20)	1,000	1,045,210
5.20%, 03/15/20	320	337,670
5.88%, 10/15/25 (Call 07/15/25)(a)	1,750	1,987,107
9.88%, 03/01/19	1,535	1,670,141
Enbridge Inc. 2.90%, 07/15/22 (Call 06/15/22)	350	347,813
3.50%, 06/10/24 (Call 03/10/24)	110	111,170
3.70%, 07/15/27 (Call 04/15/27)	5,610	5,604,222
4.25%, 12/01/26 (Call 09/01/26)(a)	1,716	1,790,423
Series 16-A, 6.00%, 01/15/77 (Call 01/15/27), (3 mo. LIBOR US + 3.890%)(c)	200	208,982
Energy Transfer LP 3.60%, 02/01/23 (Call 11/01/22)	1,850	1,854,939
4.05%, 03/15/25 (Call 12/15/24)	2,725	2,740,233
4.15%, 10/01/20 (Call 08/01/20)	795	822,841
4.65%, 06/01/21 (Call 03/01/21)	2,287	2,403,843
4.75%, 01/15/26 (Call 10/15/25)	3,820	3,975,130
5.20%, 02/01/22 (Call 11/01/21)	3,291	3,526,339
9.00%, 04/15/19	840	910,921
9.70%, 03/15/19	1,165	1,268,697
Energy Transfer LP/Regency Energy Finance Corp. 4.50%, 11/01/23 (Call 08/01/23)	575	596,384
5.00%, 10/01/22 (Call 07/01/22)	1,250	1,338,212
5.88%, 03/01/22 (Call 12/01/21)	705	772,370
EnLink Midstream Partners LP 2.70%, 04/01/19 (Call 03/01/19)	275	274,687
4.15%, 06/01/25 (Call 03/01/25)	930	936,194
4.40%, 04/01/24 (Call 01/01/24)	1,335	1,376,398
4.85%, 07/15/26 (Call 04/15/26)(a)	910	953,653
Enterprise Products Operating LLC 2.55%, 10/15/19 (Call 09/15/19)	1,460	1,465,271
2.85%, 04/15/21 (Call 03/15/21)	910	918,254
3.35%, 03/15/23 (Call 12/15/22)(a)	5,831	5,946,104
3.70%, 02/15/26 (Call 11/15/25)(a)	1,845	1,884,723
3.75%, 02/15/25 (Call 11/15/24)	1,885	1,939,401
3.90%, 02/15/24 (Call 11/15/23)	500	519,960
3.95%, 02/15/27 (Call 11/15/26)(a)	3,050	3,167,547
4.05%, 02/15/22	5,068	5,315,977
5.20%, 09/01/20	943	1,010,971
5.25%, 01/31/20	410	434,112
6.50%, 01/31/19	1,225	1,283,285
EQT Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	650	654,557
Kinder Morgan Energy Partners LP 2.65%, 02/01/19	2,295	2,302,114
3.45%, 02/15/23 (Call 11/15/22)	525	527,011
3.50%, 03/01/21 (Call 01/01/21)	1,350	1,374,921
3.50%, 09/01/23 (Call 06/01/23)	1,300	1,308,047
3.95%, 09/01/22 (Call 06/01/22)	2,590	2,677,827
4.15%, 03/01/22	900	937,566

Security	Par (000)	Value
Pipelines (continued)
Kinder Morgan Energy Partners LP (continued)
4.25%, 09/01/24 (Call 06/01/24)	$4,395	$4,560,955
4.30%, 05/01/24 (Call 02/01/24)	1,650	1,715,934
5.00%, 10/01/21 (Call 07/01/21)	2,100	2,244,522
5.30%, 09/15/20	876	935,953
5.80%, 03/01/21	930	1,014,286
6.50%, 04/01/20	527	571,669
6.85%, 02/15/20	2,115	2,303,446
9.00%, 02/01/19	400	429,684
Kinder Morgan Inc./DE 3.05%, 12/01/19 (Call 11/01/19)	1,283	1,295,163
3.15%, 01/15/23 (Call 12/15/22)	1,400	1,390,130
6.50%, 09/15/20	1,000	1,097,450
Magellan Midstream Partners LP 4.25%, 02/01/21	770	806,267
5.00%, 03/01/26 (Call 12/01/25)	1,500	1,664,835
6.55%, 07/15/19	560	596,254
MPLX LP 4.00%, 02/15/25 (Call 11/15/24)(a)	3,100	3,150,716
4.13%, 03/01/27 (Call 12/01/26)(a)	490	497,404
4.88%, 12/01/24 (Call 09/01/24)	3,680	3,949,560
4.88%, 06/01/25 (Call 03/01/25)	810	866,003
5.50%, 02/15/23 (Call 01/02/18)	1,900	1,952,421
ONEOK Inc. 4.00%, 07/13/27 (Call 04/13/27)	1,090	1,094,044
ONEOK Partners LP 3.38%, 10/01/22 (Call 07/01/22)	141	142,158
4.90%, 03/15/25 (Call 12/15/24)	1,000	1,076,230
8.63%, 03/01/19	1,070	1,147,554
Phillips 66 Partners LP 2.65%, 02/15/20 (Call 01/15/20)	1,100	1,101,166
3.55%, 10/01/26 (Call 07/01/26)	1,000	985,920
3.61%, 02/15/25 (Call 11/15/24)(a)	460	461,766
3.75%, 03/01/28 (Call 12/01/27)	1,500	1,492,470
Plains All American Pipeline LP/PAA Finance Corp. 2.60%, 12/15/19 (Call 11/15/19)	1,200	1,196,808
3.60%, 11/01/24 (Call 08/01/24)	725	702,569
3.65%, 06/01/22 (Call 03/01/22)	675	679,813
3.85%, 10/15/23 (Call 07/15/23)	35	34,841
4.50%, 12/15/26 (Call 09/15/26)(a)	2,170	2,178,897
4.65%, 10/15/25 (Call 07/15/25)	1,265	1,291,287
5.00%, 02/01/21 (Call 11/01/20)	1,208	1,269,862
5.75%, 01/15/20(a)	690	729,151
8.75%, 05/01/19	125	135,725
Sabine Pass Liquefaction LLC 5.00%, 03/15/27 (Call 09/15/26)(a)	4,800	5,107,488
5.63%, 02/01/21 (Call 11/01/20)	5,700	6,131,547
5.63%, 03/01/25 (Call 12/01/24)	80	88,043
5.75%, 05/15/24 (Call 02/15/24)	5,280	5,852,669
5.88%, 06/30/26 (Call 12/31/25)(a)	4,325	4,845,038
6.25%, 03/15/22 (Call 12/15/21)	4,575	5,110,275
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	600	630,012
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	660	660,970
Spectra Energy Partners LP 3.38%, 10/15/26 (Call 07/15/26)	2,265	2,227,424
3.50%, 03/15/25 (Call 12/15/24)	275	276,133
4.75%, 03/15/24 (Call 12/15/23)	560	607,309
Sunoco Logistics Partners Operations LP 3.45%, 01/15/23 (Call 10/15/22)	865	863,408
3.90%, 07/15/26 (Call 04/15/26)(a)	1,230	1,211,230

244

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pipelines (continued)
Sunoco Logistics Partners Operations LP (continued)
4.65%, 02/15/22	$1,925	$2,034,783
5.95%, 12/01/25 (Call 09/01/25)	510	572,832
TC PipeLines LP 3.90%, 05/25/27 (Call 02/25/27)	545	546,106
4.38%, 03/13/25 (Call 12/13/24)	650	676,039
4.65%, 06/15/21 (Call 03/15/21)	450	469,575
TransCanada PipeLines Ltd. 2.13%, 11/15/19	1,500	1,497,300
2.50%, 08/01/22(a)	3,474	3,448,292
3.75%, 10/16/23 (Call 07/16/23)	775	811,913
3.80%, 10/01/20	755	783,207
4.88%, 01/15/26 (Call 10/15/25)(a)	1,500	1,680,525
7.13%, 01/15/19	649	683,786
9.88%, 01/01/21(a)	320	385,043
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (Call 11/01/25)	2,500	3,213,225
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	2,000	2,081,480
Western Gas Partners LP 3.95%, 06/01/25 (Call 03/01/25)	1,845	1,851,365
4.00%, 07/01/22 (Call 04/01/22)	1,485	1,518,858
4.65%, 07/01/26 (Call 04/01/26)(a)	1,510	1,564,315
5.38%, 06/01/21 (Call 03/01/21)	363	386,265
Williams Partners LP 3.35%, 08/15/22 (Call 05/15/22)	1,050	1,064,196
3.60%, 03/15/22 (Call 01/15/22)	3,196	3,269,156
3.75%, 06/15/27 (Call 03/15/27)	1,215	1,205,730
3.90%, 01/15/25 (Call 10/15/24)	1,150	1,171,148
4.00%, 11/15/21 (Call 08/15/21)	2,650	2,752,025
4.00%, 09/15/25 (Call 06/15/25)(a)	831	849,191
4.13%, 11/15/20 (Call 08/15/20)	70	72,690
4.30%, 03/04/24 (Call 12/04/23)	4,442	4,657,348
4.50%, 11/15/23 (Call 08/15/23)	100	105,773
5.25%, 03/15/20	1,457	1,544,639
Williams Partners LP/ACMP Finance Corp. 4.88%, 03/15/24 (Call 03/15/19)	640	668,384

		209,300,029
Real Estate — 0.1%
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)(a)	1,210	1,243,227
CBRE Services Inc. 4.88%, 03/01/26 (Call 12/01/25)	445	481,761
5.00%, 03/15/23 (Call 03/15/18)	1,060	1,088,069
5.25%, 03/15/25 (Call 12/15/24)	1,250	1,374,337
Prologis LP 3.35%, 02/01/21 (Call 12/11/17)	170	175,831
4.25%, 08/15/23 (Call 05/15/23)	3,850	4,138,519

		8,501,744
Real Estate Investment Trusts (REITs) — 2.9%
Alexandria Real Estate Equities Inc. 3.45%, 04/30/25 (Call 02/28/25)	175	174,307
3.90%, 06/15/23 (Call 03/15/23)	2,105	2,174,276
4.60%, 04/01/22 (Call 01/01/22)(a)	1,565	1,661,482
American Campus Communities Operating Partnership LP
3.35%, 10/01/20 (Call 09/01/20)	1,800	1,837,386
4.13%, 07/01/24 (Call 04/01/24)	262	272,889
American Tower Corp. 2.80%, 06/01/20 (Call 05/01/20)	1,163	1,172,002
3.13%, 01/15/27 (Call 10/15/26)(a)	50	48,038

Security	Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
American Tower Corp. (continued)
3.40%, 02/15/19	$2,104	$2,129,795
3.45%, 09/15/21(a)	1,968	2,015,370
3.50%, 01/31/23	1,800	1,839,816
3.55%, 07/15/27 (Call 04/15/27)	2,815	2,791,157
4.00%, 06/01/25 (Call 03/01/25)	1,330	1,372,613
4.40%, 02/15/26 (Call 11/15/25)	1,200	1,264,488
4.70%, 03/15/22	1,440	1,553,314
5.00%, 02/15/24	1,305	1,433,464
5.05%, 09/01/20	996	1,059,624
5.90%, 11/01/21	4,395	4,891,679
AvalonBay Communities Inc. 2.90%, 10/15/26 (Call 07/15/26)	1,500	1,459,635
2.95%, 05/11/26 (Call 02/11/26)	2,000	1,953,640
3.50%, 11/15/24 (Call 08/15/24)	1,070	1,099,040
3.63%, 10/01/20 (Call 07/01/20)	445	459,258
4.20%, 12/15/23 (Call 09/16/23)	325	347,003
Boston Properties LP 2.75%, 10/01/26 (Call 07/01/26)	1,880	1,775,209
3.13%, 09/01/23 (Call 06/01/23)(a)	710	717,228
3.65%, 02/01/26 (Call 11/03/25)(a)	2,933	2,974,678
3.70%, 11/15/18 (Call 08/17/18)	749	758,010
3.80%, 02/01/24 (Call 11/01/23)	780	808,860
3.85%, 02/01/23 (Call 11/01/22)	1,085	1,134,812
4.13%, 05/15/21 (Call 02/15/21)	445	466,761
5.63%, 11/15/20 (Call 08/15/20)	1,041	1,127,861
5.88%, 10/15/19 (Call 07/17/19)(a)	2,010	2,125,937
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	1,150	1,138,718
Brixmor Operating Partnership LP 3.25%, 09/15/23 (Call 07/15/23)(a)	1,000	978,000
3.65%, 06/15/24 (Call 04/15/24)	1,065	1,055,681
3.88%, 08/15/22 (Call 06/15/22)(a)	182	186,723
3.90%, 03/15/27 (Call 12/15/26)(a)	1,000	986,870
4.13%, 06/15/26 (Call 03/15/26)	1,000	1,009,050
CBL & Associates LP 4.60%, 10/15/24 (Call 07/15/24)(a)	525	472,070
5.25%, 12/01/23 (Call 09/01/23)	600	571,590
5.95%, 12/15/26 (Call 09/15/26)(a)	1,000	931,400
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 04/15/23	3,099	3,201,484
Columbia Property Trust Operating Partnership LP 3.65%, 08/15/26 (Call 05/15/26)(a)	2,000	1,953,180
Corporate Office Properties LP
3.70%, 06/15/21 (Call 04/15/21)	875	893,410
Crown Castle International Corp. 2.25%, 09/01/21 (Call 08/01/21)	1,515	1,489,684
3.20%, 09/01/24 (Call 07/01/24)	510	503,186
3.40%, 02/15/21 (Call 01/15/21)	5,585	5,716,192
3.65%, 09/01/27 (Call 06/01/27)	2,215	2,195,796
3.70%, 06/15/26 (Call 03/15/26)	1,798	1,795,483
4.00%, 03/01/27 (Call 12/01/26)	25	25,468
4.45%, 02/15/26 (Call 11/15/25)	250	262,385
4.88%, 04/15/22	60	64,616
5.25%, 01/15/23	1,165	1,278,972
CubeSmart LP 3.13%, 09/01/26 (Call 06/01/26)(a)	310	295,740
4.80%, 07/15/22 (Call 04/15/22)	250	267,815
DDR Corp. 3.38%, 05/15/23 (Call 02/15/23)(a)	500	491,660
3.50%, 01/15/21 (Call 11/15/20)(a)	103	104,264

245

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
DDR Corp. (continued)
3.63%, 02/01/25 (Call 11/01/24)(a)	$1,400	$1,362,158
3.90%, 08/15/24 (Call 06/15/24)(a)	2,065	2,060,705
4.63%, 07/15/22 (Call 04/15/22)(a)	1,900	1,991,770
Digital Realty Trust LP 3.40%, 10/01/20 (Call 09/01/20)(a)	1,000	1,023,070
3.63%, 10/01/22 (Call 07/03/22)	1,000	1,030,190
3.70%, 08/15/27 (Call 05/15/27)	1,525	1,533,906
3.95%, 07/01/22 (Call 05/01/22)	70	73,231
4.75%, 10/01/25 (Call 07/01/25)	1,000	1,086,770
5.25%, 03/15/21 (Call 12/15/20)	445	478,589
Duke Realty LP 3.63%, 04/15/23 (Call 01/15/23)	310	318,085
3.88%, 10/15/22 (Call 07/15/22)	1,225	1,275,225
4.38%, 06/15/22 (Call 03/15/22)	450	477,900
EPR Properties 4.50%, 06/01/27 (Call 03/01/27)(a)	1,000	1,008,900
4.75%, 12/15/26 (Call 09/15/26)(a)	1,000	1,031,450
5.75%, 08/15/22 (Call 05/15/22)	1,450	1,586,416
ERP Operating LP 2.85%, 11/01/26 (Call 08/01/26)	1,735	1,676,773
3.00%, 04/15/23 (Call 01/15/23)	1,070	1,083,172
4.63%, 12/15/21 (Call 09/15/21)	979	1,052,944
4.75%, 07/15/20 (Call 04/15/20)	323	341,224
Essex Portfolio LP 3.25%, 05/01/23 (Call 02/01/23)(a)	100	101,095
3.38%, 01/15/23 (Call 10/15/22)	70	70,927
3.63%, 08/15/22 (Call 05/15/22)	1,000	1,029,540
3.88%, 05/01/24 (Call 02/01/24)	3,700	3,837,640
Government Properties Income Trust 4.00%, 07/15/22 (Call 06/15/22)	150	151,146
HCP Inc. 2.63%, 02/01/20 (Call 11/01/19)(a)	100	100,456
3.15%, 08/01/22 (Call 05/01/22)(a)	2,330	2,350,667
3.40%, 02/01/25 (Call 11/01/24)	1,675	1,666,491
3.75%, 02/01/19 (Call 11/01/18)	1,350	1,368,225
3.88%, 08/15/24 (Call 05/17/24)	1,500	1,535,910
4.00%, 12/01/22 (Call 10/01/22)(a)	1,400	1,463,434
4.00%, 06/01/25 (Call 03/01/25)	410	421,894
4.20%, 03/01/24 (Call 12/01/23)	420	438,560
4.25%, 11/15/23 (Call 08/15/23)	410	431,095
5.38%, 02/01/21 (Call 11/03/20)	334	359,648
Healthcare Realty Trust Inc. 3.63%, 01/15/28 (Call 10/15/27)	695	685,812
3.75%, 04/15/23 (Call 01/15/23)	396	403,659
5.75%, 01/15/21	862	949,122
Healthcare Trust of America Holdings LP 2.95%, 07/01/22 (Call 06/01/22)	1,500	1,499,865
3.38%, 07/15/21 (Call 05/15/21)	500	510,450
3.75%, 07/01/27 (Call 04/01/27)	50	49,839
Highwoods Realty LP 3.20%, 06/15/21 (Call 04/15/21)	500	503,885
3.63%, 01/15/23 (Call 10/15/22)(a)	360	362,923
Hospitality Properties Trust 4.25%, 02/15/21 (Call 11/15/20)	1,225	1,268,475
4.50%, 06/15/23 (Call 12/15/22)(a)	200	209,932
4.50%, 03/15/25 (Call 09/15/24)(a)	820	850,693
4.65%, 03/15/24 (Call 09/15/23)(a)	615	646,543
5.00%, 08/15/22 (Call 02/15/22)	750	802,897
5.25%, 02/15/26 (Call 08/15/25)	335	360,705

Security	Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
Host Hotels & Resorts LP 3.88%, 04/01/24 (Call 02/01/24)	$655	$666,037
4.00%, 06/15/25 (Call 03/15/25)	2,375	2,421,241
4.75%, 03/01/23 (Call 12/01/22)	25	26,590
5.25%, 03/15/22 (Call 12/15/21)(a)	250	270,150
Series D, 3.75%, 10/15/23 (Call 07/15/23)	685	698,330
Kilroy Realty LP 3.45%, 12/15/24 (Call 09/15/24)	2,500	2,488,600
4.38%, 10/01/25 (Call 07/01/25)	125	131,225
Kimco Realty Corp. 2.80%, 10/01/26 (Call 07/01/26)(a)	1,680	1,576,764
3.13%, 06/01/23 (Call 03/01/23)	1,400	1,400,602
3.20%, 05/01/21 (Call 03/01/21)	494	502,403
3.40%, 11/01/22 (Call 09/01/22)	851	868,888
3.80%, 04/01/27 (Call 01/01/27)(a)	1,000	1,007,350
Kite Realty Group LP 4.00%, 10/01/26 (Call 07/01/26)	500	476,820
Liberty Property LP 4.13%, 06/15/22 (Call 03/15/22)	1,000	1,054,000
4.40%, 02/15/24 (Call 11/15/23)(a)	1,600	1,705,328
4.75%, 10/01/20 (Call 07/01/20)(a)	100	105,357
Lifestorage LP/CA 3.50%, 07/01/26 (Call 04/01/26)	1,000	967,410
Mid-America Apartments LP 3.60%, 06/01/27 (Call 03/01/27)(a)	1,000	998,760
3.75%, 06/15/24 (Call 03/15/24)	1,250	1,281,350
4.30%, 10/15/23 (Call 07/15/23)	375	395,186
National Retail Properties Inc. 3.30%, 04/15/23 (Call 01/15/23)	950	951,843
3.90%, 06/15/24 (Call 03/15/24)	1,150	1,179,865
4.00%, 11/15/25 (Call 08/15/25)	15	15,338
5.50%, 07/15/21 (Call 04/15/21)	1,000	1,084,500
Omega Healthcare Investors Inc. 4.38%, 08/01/23 (Call 06/01/23)	1,351	1,373,791
4.50%, 04/01/27 (Call 01/01/27)(a)	2,150	2,111,149
5.25%, 01/15/26 (Call 10/15/25)(a)	1,110	1,158,252
Physicians Realty LP 4.30%, 03/15/27 (Call 12/15/26)	500	509,130
Piedmont Operating Partnership LP 3.40%, 06/01/23 (Call 03/01/23)	1,000	996,370
4.45%, 03/15/24 (Call 12/15/23)	200	208,458
Public Storage 2.37%, 09/15/22 (Call 08/15/22)	2,700	2,669,463
Rayonier Inc. 3.75%, 04/01/22 (Call 01/01/22)(a)	922	933,064
Realty Income Corp. 3.00%, 01/15/27 (Call 10/15/26)(a)	1,124	1,068,744
3.25%, 10/15/22 (Call 07/15/22)	1,060	1,077,925
3.88%, 07/15/24 (Call 04/15/24)(a)	850	872,780
4.13%, 10/15/26 (Call 07/15/26)	1,740	1,804,832
6.75%, 08/15/19	1,350	1,452,586
Regency Centers LP 3.60%, 02/01/27 (Call 11/01/26)	2,000	1,993,840
3.75%, 06/15/24 (Call 03/15/24)	500	511,100
Sabra Health Care LP 5.13%, 08/15/26 (Call 05/15/26)	1,000	1,018,910
Select Income REIT 3.60%, 02/01/20 (Call 01/01/20)(a)	760	766,475
4.50%, 02/01/25 (Call 11/01/24)(a)	828	838,383
Senior Housing Properties Trust 3.25%, 05/01/19 (Call 02/01/19)	700	704,333
Simon Property Group LP 2.20%, 02/01/19 (Call 11/01/18)(a)	684	685,580
2.35%, 01/30/22 (Call 10/30/21)	3,740	3,706,564
2.50%, 09/01/20 (Call 06/01/20)(a)	2,052	2,065,153
2.50%, 07/15/21 (Call 04/15/21)(a)	150	150,522

246

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
Simon Property Group LP (continued)
2.63%, 06/15/22 (Call 03/15/22)(a)	$1,500	$1,498,755
2.75%, 02/01/23 (Call 11/01/22)	825	825,346
3.25%, 11/30/26 (Call 08/30/26)(a)	750	743,587
3.30%, 01/15/26 (Call 10/15/25)	5,330	5,321,685
3.38%, 03/15/22 (Call 12/15/21)(a)	50	51,406
3.38%, 10/01/24 (Call 07/01/24)	215	219,571
3.38%, 06/15/27 (Call 03/15/27)(a)	1,218	1,219,766
3.50%, 09/01/25 (Call 06/01/25)	69	70,633
3.75%, 02/01/24 (Call 11/01/23)(a)	1,270	1,323,975
4.13%, 12/01/21 (Call 09/01/21)	1,290	1,363,440
4.38%, 03/01/21 (Call 12/01/20)	1,056	1,117,586
SL Green Operating Partnership LP 3.25%, 10/15/22 (Call 09/15/22)	1,000	998,770
Spirit Realty LP 4.45%, 09/15/26 (Call 06/15/26)	400	397,764
UDR Inc. 2.95%, 09/01/26 (Call 06/01/26)	325	311,548
3.70%, 10/01/20 (Call 07/01/20)	610	627,763
3.75%, 07/01/24 (Call 04/01/24)(a)	25	25,705
Series 0001, 4.63%, 01/10/22 (Call 10/10/21)	580	616,824
Ventas Realty LP 3.13%, 06/15/23 (Call 03/15/23)	1,000	1,000,540
3.25%, 10/15/26 (Call 07/15/26)(a)	1,270	1,234,694
3.50%, 02/01/25 (Call 11/01/24)(a)	1,095	1,103,081
3.85%, 04/01/27 (Call 01/01/27)(a)	400	406,244
4.13%, 01/15/26 (Call 10/15/25)	380	393,931
Ventas Realty LP/Ventas Capital Corp. 2.70%, 04/01/20 (Call 01/01/20)(a)	1,150	1,155,037
4.00%, 04/30/19 (Call 01/30/19)	225	229,642
4.25%, 03/01/22 (Call 12/01/21)	325	341,104
4.75%, 06/01/21 (Call 03/01/21)	970	1,030,218
VEREIT Operating Partnership LP 3.00%, 02/06/19 (Call 01/06/19)(a)	1,521	1,530,719
3.95%, 08/15/27 (Call 05/15/27)	1,800	1,781,244
4.13%, 06/01/21 (Call 05/01/21)(a)	2,000	2,079,780
4.60%, 02/06/24 (Call 11/06/23)	101	105,881
4.88%, 06/01/26 (Call 03/01/26)	240	255,480
Vornado Realty LP 2.50%, 06/30/19 (Call 05/30/19)	525	525,095
5.00%, 01/15/22 (Call 10/15/21)	2,800	3,015,516
Washington REIT 4.95%, 10/01/20 (Call 04/01/20)	350	366,688
Weingarten Realty Investors 3.38%, 10/15/22 (Call 07/15/22)(a)	200	202,702
Welltower Inc. 3.75%, 03/15/23 (Call 12/15/22)	195	201,768
4.00%, 06/01/25 (Call 03/01/25)	250	258,670
4.13%, 04/01/19 (Call 01/01/19)	720	734,875
4.25%, 04/01/26 (Call 01/01/26)	5,195	5,445,191
4.50%, 01/15/24 (Call 10/15/23)	260	277,885
4.95%, 01/15/21 (Call 10/15/20)	888	946,510
5.25%, 01/15/22 (Call 10/15/21)(a)	915	996,975
6.13%, 04/15/20	400	433,748
Weyerhaeuser Co. 3.25%, 03/15/23 (Call 12/15/22)	2,190	2,213,521
4.63%, 09/15/23	785	849,747
4.70%, 03/15/21 (Call 12/15/20)	1,680	1,776,466
7.38%, 10/01/19	2,000	2,179,440
WP Carey Inc. 4.00%, 02/01/25 (Call 11/01/24)	570	575,421
4.60%, 04/01/24 (Call 01/01/24)(a)	650	679,146

		219,705,499

Security	Par (000)	Value
Retail — 2.6%
Advance Auto Parts Inc. 4.50%, 01/15/22 (Call 10/15/21)(a)	$540	$567,205
4.50%, 12/01/23 (Call 09/01/23)(a)	35	36,698
5.75%, 05/01/20	775	827,390
AutoNation Inc. 3.35%, 01/15/21 (Call 12/15/20)(a)	470	477,153
3.50%, 11/15/24 (Call 09/15/24)	175	173,416
3.80%, 11/15/27 (Call 08/15/27)	150	148,359
4.50%, 10/01/25 (Call 07/01/25)(a)	755	791,799
5.50%, 02/01/20	445	471,429
AutoZone Inc. 1.63%, 04/21/19(a)	485	481,033
2.50%, 04/15/21 (Call 03/15/21)	515	511,998
2.88%, 01/15/23 (Call 10/15/22)	750	745,635
3.13%, 07/15/23 (Call 04/15/23)(a)	2,421	2,428,069
3.13%, 04/21/26 (Call 01/21/26)(a)	955	925,366
3.25%, 04/15/25 (Call 01/15/25)(a)	1,245	1,238,377
3.70%, 04/15/22 (Call 01/15/22)	440	455,259
4.00%, 11/15/20 (Call 08/15/20)	150	155,721
Bed Bath & Beyond Inc. 3.75%, 08/01/24 (Call 05/01/24)(a)	408	402,753
Best Buy Co. Inc. 5.50%, 03/15/21 (Call 12/15/20)(a)	1,725	1,858,808
Costco Wholesale Corp. 1.70%, 12/15/19	3,825	3,802,012
1.75%, 02/15/20(a)	1,423	1,413,395
2.15%, 05/18/21 (Call 04/18/21)	200	199,062
2.25%, 02/15/22	400	397,884
2.30%, 05/18/22 (Call 04/18/22)(a)	1,425	1,417,376
2.75%, 05/18/24 (Call 03/18/24)	1,325	1,323,158
3.00%, 05/18/27 (Call 02/18/27)	1,250	1,245,025
CVS Health Corp. 2.13%, 06/01/21 (Call 05/01/21)	6,092	5,964,373
2.25%, 12/05/18 (Call 11/05/18)	6,195	6,205,036
2.25%, 08/12/19 (Call 07/12/19)	1,550	1,547,846
2.80%, 07/20/20 (Call 06/20/20)	2,915	2,934,560
2.88%, 06/01/26 (Call 03/01/26)(a)	400	378,684
3.38%, 08/12/24 (Call 05/12/24)	3,490	3,498,236
3.50%, 07/20/22 (Call 05/20/22)(a)	1,980	2,016,511
3.88%, 07/20/25 (Call 04/20/25)	5,580	5,704,880
4.00%, 12/05/23 (Call 09/05/23)	1,925	2,004,502
4.13%, 05/15/21 (Call 02/15/21)(a)	1,750	1,824,182
4.75%, 12/01/22 (Call 09/01/22)	3,000	3,216,870
Darden Restaurants Inc. 3.85%, 05/01/27 (Call 02/01/27)	1,200	1,216,692
Dollar General Corp. 3.25%, 04/15/23 (Call 01/15/23)	1,400	1,417,696
3.88%, 04/15/27 (Call 01/15/27)	2,400	2,490,240
4.15%, 11/01/25 (Call 08/01/25)(a)	905	955,906
Home Depot Inc. (The) 2.00%, 06/15/19 (Call 05/15/19)	2,900	2,905,510
2.13%, 09/15/26 (Call 06/15/26)(a)	3,450	3,223,024
2.63%, 06/01/22 (Call 05/01/22)	2,817	2,834,015
2.70%, 04/01/23 (Call 01/01/23)	3,133	3,155,902
2.80%, 09/14/27 (Call 06/14/27)(a)	2,050	2,007,237
3.00%, 04/01/26 (Call 01/01/26)(a)	730	728,861
3.35%, 09/15/25 (Call 06/15/25)	1,370	1,410,251
3.95%, 09/15/20 (Call 06/15/20)(a)	1,000	1,044,450
4.40%, 04/01/21 (Call 01/01/21)	2,289	2,435,038

247

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Retail (continued)
Kohl’s Corp. 4.00%, 11/01/21 (Call 08/01/21)(a)	$1,438	$1,479,946
4.25%, 07/17/25 (Call 04/17/25)(a)	630	639,960
4.75%, 12/15/23 (Call 09/15/23)	500	521,945
Lowe’s Companies Inc. 1.15%, 04/15/19	1,110	1,098,245
2.50%, 04/15/26 (Call 01/15/26)	4,855	4,624,922
3.10%, 05/03/27 (Call 02/03/27)(a)	2,350	2,334,208
3.12%, 04/15/22 (Call 01/15/22)	528	541,284
3.13%, 09/15/24 (Call 06/15/24)(a)	1,575	1,599,995
3.38%, 09/15/25 (Call 06/15/25)	910	929,529
3.75%, 04/15/21 (Call 01/15/21)(a)	150	156,582
3.80%, 11/15/21 (Call 08/15/21)(a)	1,555	1,630,728
3.88%, 09/15/23 (Call 06/15/23)	820	867,314
4.63%, 04/15/20 (Call 10/15/19)	575	601,163
Macy’s Retail Holdings Inc. 2.88%, 02/15/23 (Call 11/15/22)(a)	1,115	1,022,756
3.45%, 01/15/21 (Call 12/15/20)(a)	800	801,640
3.63%, 06/01/24 (Call 03/01/24)(a)	660	617,318
3.88%, 01/15/22 (Call 10/15/21)(a)	1,067	1,060,811
6.65%, 07/15/24	685	741,369
McDonald’s Corp. 1.88%, 05/29/19	1,900	1,895,003
2.10%, 12/07/18	1,135	1,137,100
2.20%, 05/26/20 (Call 04/26/20)	251	250,857
2.63%, 01/15/22(a)	2,248	2,257,846
2.75%, 12/09/20 (Call 11/09/20)	3,721	3,765,094
3.25%, 06/10/24	1,376	1,409,671
3.38%, 05/26/25 (Call 02/26/25)(a)	4,050	4,136,872
3.50%, 03/01/27 (Call 12/01/26)(a)	2,075	2,123,576
3.63%, 05/20/21(a)	415	431,642
3.70%, 01/30/26 (Call 10/30/25)	3,600	3,741,156
5.00%, 02/01/19	500	516,870
Nordstrom Inc. 4.00%, 10/15/21 (Call 07/15/21)	350	360,787
4.00%, 03/15/27 (Call 12/15/26)(a)	448	444,353
4.75%, 05/01/20	490	511,536
O’Reilly Automotive Inc. 3.55%, 03/15/26 (Call 12/15/25)(a)	435	437,910
3.85%, 06/15/23 (Call 03/15/23)(a)	1,100	1,147,641
4.63%, 09/15/21 (Call 06/15/21)	1,050	1,117,631
4.88%, 01/14/21 (Call 10/14/20)	115	122,099
QVC Inc. 3.13%, 04/01/19	625	629,031
4.38%, 03/15/23	950	978,909
4.45%, 02/15/25 (Call 11/15/24)	850	869,270
4.85%, 04/01/24	575	601,962
5.13%, 07/02/22	675	717,100
Starbucks Corp. 2.00%, 12/05/18 (Call 11/05/18)(a)	360	360,587
2.10%, 02/04/21 (Call 01/04/21)	3,860	3,837,689
2.20%, 11/22/20	1,050	1,049,181
2.45%, 06/15/26 (Call 03/15/26)(a)	1,140	1,095,893
2.70%, 06/15/22 (Call 04/15/22)(a)	485	489,190
3.85%, 10/01/23 (Call 07/01/23)(a)	925	983,386
Tapestry Inc. 3.00%, 07/15/22 (Call 06/15/22)(a)	1,730	1,719,845
4.13%, 07/15/27 (Call 04/15/27)	605	605,672
4.25%, 04/01/25 (Call 01/01/25)(a)	1,000	1,028,270

Security	Par (000)	Value
Retail (continued)
Target Corp. 2.30%, 06/26/19	$2,860	$2,874,500
2.50%, 04/15/26(a)	4,155	3,961,543
2.90%, 01/15/22(a)	2,345	2,386,764
3.50%, 07/01/24(a)	2,415	2,503,896
3.88%, 07/15/20	1,226	1,279,552
TJX Companies Inc. (The) 2.25%, 09/15/26 (Call 06/15/26)	1,565	1,463,072
2.50%, 05/15/23 (Call 02/15/23)	35	34,713
2.75%, 06/15/21 (Call 04/15/21)(a)	570	577,005
Walgreen Co. 3.10%, 09/15/22(a)	2,425	2,438,580
5.25%, 01/15/19	157	162,055
Walgreens Boots Alliance Inc. 2.70%, 11/18/19 (Call 10/18/19)(a)	1,770	1,782,195
3.30%, 11/18/21 (Call 09/18/21)	1,185	1,206,413
3.45%, 06/01/26 (Call 03/01/26)(a)	4,600	4,513,842
3.80%, 11/18/24 (Call 08/18/24)(a)	4,711	4,815,867
Wal-Mart Stores Inc. 1.90%, 12/15/20	2,000	1,985,580
1.95%, 12/15/18(a)	600	601,098
2.35%, 12/15/22 (Call 11/15/22)	2,200	2,185,876
2.55%, 04/11/23 (Call 01/11/23)	4,379	4,388,021
2.65%, 12/15/24 (Call 10/15/24)	2,000	1,988,620
3.25%, 10/25/20	1,877	1,937,102
3.30%, 04/22/24 (Call 01/22/24)	4,305	4,483,873
3.63%, 07/08/20	1,232	1,279,789
4.13%, 02/01/19(a)	600	615,312
4.25%, 04/15/21(a)	1,074	1,143,058

		196,266,552
Savings & Loans — 0.0%
People’s United Financial Inc. 3.65%, 12/06/22 (Call 09/06/22)	355	364,539

Semiconductors — 1.4%
Altera Corp. 4.10%, 11/15/23	1,350	1,452,519
Analog Devices Inc. 2.50%, 12/05/21 (Call 11/05/21)	2,837	2,818,134
2.88%, 06/01/23 (Call 03/01/23)(a)	1,550	1,543,475
3.50%, 12/05/26 (Call 09/05/26)	2,850	2,872,800
3.90%, 12/15/25 (Call 09/15/25)	420	438,283
Applied Materials Inc. 2.63%, 10/01/20 (Call 09/01/20)(a)	575	580,790
3.30%, 04/01/27 (Call 01/01/27)	1,820	1,845,826
3.90%, 10/01/25 (Call 07/01/25)(a)	640	681,523
4.30%, 06/15/21	1,500	1,594,665
Broadcom Corp./Broadcom Cayman Finance Ltd. 2.20%, 01/15/21(b)	4,000	3,893,680
2.38%, 01/15/20(b)	4,650	4,610,149
2.65%, 01/15/23 (Call 12/15/22)(b)	3,675	3,525,097
3.00%, 01/15/22 (Call 12/15/21)(b)	7,570	7,481,355
3.50%, 01/15/28 (Call 10/15/27)(b)	940	889,710
3.63%, 01/15/24 (Call 11/15/23)(a)(b)	6,175	6,115,782
3.88%, 01/15/27 (Call 10/15/26)(b)	5,857	5,744,253
Intel Corp. 1.70%, 05/19/21 (Call 04/19/21)	820	805,412
1.85%, 05/11/20	1,000	994,410
2.35%, 05/11/22 (Call 04/11/22)(a)	1,000	995,080
2.45%, 07/29/20	3,065	3,090,654
2.60%, 05/19/26 (Call 02/19/26)	1,900	1,848,377

248

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Semiconductors (continued)
Intel Corp. (continued)
2.70%, 12/15/22	$1,710	$1,721,354
2.88%, 05/11/24 (Call 03/11/24)	2,000	2,011,660
3.10%, 07/29/22	2,015	2,066,241
3.15%, 05/11/27 (Call 02/11/27)(a)	1,450	1,469,923
3.30%, 10/01/21	6,046	6,257,852
3.70%, 07/29/25 (Call 04/29/25)	3,580	3,766,196
KLA-Tencor Corp. 3.38%, 11/01/19 (Call 10/01/19)	220	224,409
4.13%, 11/01/21 (Call 09/01/21)(a)	270	282,010
4.65%, 11/01/24 (Call 08/01/24)(a)	995	1,078,699
Lam Research Corp. 2.75%, 03/15/20 (Call 02/15/20)	565	569,927
2.80%, 06/15/21 (Call 05/15/21)	1,561	1,572,083
3.80%, 03/15/25 (Call 12/15/24)	1,200	1,244,880
Maxim Integrated Products Inc. 3.38%, 03/15/23 (Call 12/15/22)(a)	660	667,128
NVIDIA Corp. 2.20%, 09/16/21 (Call 08/16/21)	535	528,928
3.20%, 09/16/26 (Call 06/16/26)	2,390	2,389,355
QUALCOMM Inc. 2.10%, 05/20/20	4,030	3,997,720
2.25%, 05/20/20	3,342	3,309,315
2.60%, 01/30/23 (Call 12/30/22)(a)	2,160	2,093,774
2.90%, 05/20/24 (Call 03/20/24)	2,015	1,949,351
3.00%, 05/20/22(a)	4,278	4,271,455
3.25%, 05/20/27 (Call 02/20/27)(a)	4,800	4,610,640
3.45%, 05/20/25 (Call 02/20/25)	2,950	2,942,005
Texas Instruments Inc. 1.65%, 08/03/19	754	749,868
1.75%, 05/01/20 (Call 04/01/20)	964	955,825
2.63%, 05/15/24 (Call 03/15/24)	410	406,302
2.75%, 03/12/21 (Call 02/12/21)	540	548,192
2.90%, 11/03/27 (Call 08/03/27)	910	900,682
Xilinx Inc. 2.13%, 03/15/19	361	360,718
2.95%, 06/01/24 (Call 04/01/24)	900	892,260
3.00%, 03/15/21(a)	900	909,540

		108,570,266
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc. 3.48%, 12/01/27 (Call 09/01/27)(b)	1,490	1,488,182

Software — 2.2%
Activision Blizzard Inc. 2.30%, 09/15/21 (Call 08/15/21)	1,800	1,778,004
3.40%, 09/15/26 (Call 06/15/26)	2,955	2,971,134
Adobe Systems Inc. 3.25%, 02/01/25 (Call 11/01/24)(a)	775	794,545
4.75%, 02/01/20	428	451,151
Autodesk Inc. 3.50%, 06/15/27 (Call 03/15/27)(a)	910	898,215
3.60%, 12/15/22 (Call 09/15/22)	1,600	1,638,448
4.38%, 06/15/25 (Call 03/15/25)	965	1,021,433
Broadridge Financial Solutions Inc. 3.40%, 06/27/26 (Call 03/27/26)	1,025	1,016,103
3.95%, 09/01/20(a)	465	482,042
CA Inc. 3.60%, 08/15/22 (Call 07/15/22)(a)	905	915,018
4.70%, 03/15/27 (Call 12/15/26)(a)	1,000	1,044,510
5.38%, 12/01/19(a)	480	504,811

Security	Par (000)	Value
Software (continued)
Cadence Design Systems Inc. 4.38%, 10/15/24 (Call 07/15/24)	$711	$754,670
Electronic Arts Inc. 3.70%, 03/01/21 (Call 02/01/21)(a)	280	288,557
4.80%, 03/01/26 (Call 12/01/25)	1,025	1,124,548
Fidelity National Information Services Inc. 2.25%, 08/15/21 (Call 07/15/21)	1,100	1,083,027
3.00%, 08/15/26 (Call 05/15/26)	3,080	2,960,835
3.50%, 04/15/23 (Call 01/15/23)	3,667	3,753,468
3.63%, 10/15/20 (Call 09/15/20)	3,119	3,208,172
4.50%, 10/15/22 (Call 08/15/22)	150	160,476
5.00%, 10/15/25 (Call 07/15/25)	2,780	3,064,505
Fiserv Inc. 2.70%, 06/01/20 (Call 05/01/20)	603	606,968
3.50%, 10/01/22 (Call 07/01/22)	1,020	1,049,335
4.63%, 10/01/20	1,000	1,057,800
4.75%, 06/15/21	850	909,041
Microsoft Corp. 1.10%, 08/08/19	6,625	6,535,099
1.55%, 08/08/21 (Call 07/08/21)	6,800	6,623,064
1.63%, 12/06/18	1,620	1,617,538
1.85%, 02/06/20	2,485	2,478,141
1.85%, 02/12/20 (Call 01/12/20)	1,702	1,695,090
2.00%, 11/03/20 (Call 10/03/20)	3,610	3,599,026
2.00%, 08/08/23 (Call 06/08/23)	3,680	3,563,454
2.13%, 11/15/22(a)	2,800	2,757,720
2.38%, 02/12/22 (Call 01/12/22)	4,527	4,528,449
2.38%, 05/01/23 (Call 02/01/23)	2,021	1,999,416
2.40%, 02/06/22 (Call 01/06/22)	4,675	4,678,833
2.40%, 08/08/26 (Call 05/08/26)	3,600	3,463,308
2.65%, 11/03/22 (Call 09/03/22)(a)	5,320	5,366,816
2.70%, 02/12/25 (Call 11/12/24)(a)	4,010	3,995,564
2.88%, 02/06/24 (Call 12/06/23)	1,943	1,965,617
3.00%, 10/01/20(a)	499	511,365
3.13%, 11/03/25 (Call 08/03/25)	4,525	4,623,871
3.30%, 02/06/27 (Call 11/06/26)	7,250	7,461,845
3.63%, 12/15/23 (Call 09/15/23)(a)	2,733	2,881,047
4.00%, 02/08/21	310	326,790
4.20%, 06/01/19	1,399	1,445,866
Oracle Corp. 1.90%, 09/15/21 (Call 08/15/21)	175	172,312
2.25%, 10/08/19	3,355	3,370,198
2.38%, 01/15/19	1,718	1,726,281
2.40%, 09/15/23 (Call 07/15/23)(a)	3,125	3,075,969
2.50%, 05/15/22 (Call 03/15/22)	6,916	6,929,279
2.50%, 10/15/22	7,265	7,251,269
2.63%, 02/15/23 (Call 01/15/23)(a)	1,500	1,501,260
2.65%, 07/15/26 (Call 04/15/26)(a)	5,470	5,299,883
2.80%, 07/08/21	2,803	2,850,987
2.95%, 11/15/24 (Call 09/15/24)	1,650	1,656,567
2.95%, 05/15/25 (Call 02/15/25)	7,050	7,060,716
3.25%, 11/15/27 (Call 08/15/27)	150	151,748
3.40%, 07/08/24 (Call 04/08/24)	2,750	2,847,102
3.63%, 07/15/23	1,800	1,889,280
3.88%, 07/15/20	3,402	3,553,763
5.00%, 07/08/19	3,169	3,316,073

249

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Software (continued)
VMware Inc. 2.30%, 08/21/20	$3,170	$3,148,888
2.95%, 08/21/22 (Call 07/21/22)	2,830	2,811,577
3.90%, 08/21/27 (Call 05/21/27)	2,990	3,003,425

		167,271,312
Telecommunications — 3.6%
America Movil SAB de CV 3.13%, 07/16/22	3,750	3,807,712
5.00%, 10/16/19	900	945,117
5.00%, 03/30/20	3,430	3,628,082
AT&T Inc. 2.30%, 03/11/19	960	961,334
2.38%, 11/27/18(a)	1,075	1,078,935
2.45%, 06/30/20 (Call 05/30/20)	3,513	3,505,201
2.63%, 12/01/22 (Call 09/01/22)	3,750	3,682,687
2.80%, 02/17/21 (Call 01/17/21)(a)	555	557,625
2.85%, 02/14/23 (Call 01/14/23)(a)	1,575	1,562,841
3.00%, 02/15/22	2,300	2,306,854
3.00%, 06/30/22 (Call 04/30/22)	3,915	3,914,452
3.20%, 03/01/22 (Call 02/01/22)(a)	4,600	4,655,108
3.40%, 08/14/24 (Call 06/14/24)	3,200	3,183,424
3.40%, 05/15/25 (Call 02/15/25)	8,530	8,386,867
3.60%, 02/17/23 (Call 12/17/22)	8,105	8,289,146
3.80%, 03/15/22	1,672	1,728,547
3.80%, 03/01/24 (Call 01/01/24)	1,750	1,787,713
3.88%, 08/15/21	4,048	4,198,343
3.90%, 03/11/24 (Call 12/11/23)	3,900	4,000,815
3.90%, 08/14/27 (Call 05/14/27)(a)	3,150	3,122,185
3.95%, 01/15/25 (Call 10/15/24)	4,305	4,388,775
4.13%, 02/17/26 (Call 11/17/25)(a)	8,062	8,206,713
4.25%, 03/01/27 (Call 12/01/26)	5,300	5,418,349
4.45%, 05/15/21	4,034	4,269,989
4.45%, 04/01/24 (Call 01/01/24)(a)	3,475	3,667,167
4.60%, 02/15/21 (Call 11/15/20)	2,723	2,873,310
5.00%, 03/01/21	4,619	4,943,670
5.20%, 03/15/20	1,675	1,773,976
5.80%, 02/15/19	6,388	6,654,124
5.88%, 10/01/19	1,968	2,097,317
British Telecommunications PLC 2.35%, 02/14/19	2,135	2,140,124
Cisco Systems Inc. 1.40%, 09/20/19	1,475	1,459,881
1.60%, 02/28/19	5,515	5,492,058
1.85%, 09/20/21 (Call 08/20/21)(a)	725	711,218
2.13%, 03/01/19	2,755	2,760,675
2.20%, 02/28/21	8,100	8,073,837
2.20%, 09/20/23 (Call 07/20/23)	1,600	1,560,464
2.45%, 06/15/20(a)	4,388	4,421,963
2.50%, 09/20/26 (Call 06/20/26)(a)	1,875	1,807,388
2.60%, 02/28/23	2,500	2,502,500
2.90%, 03/04/21	250	254,778
2.95%, 02/28/26(a)	1,462	1,461,225
3.00%, 06/15/22	2,330	2,377,881
3.50%, 06/15/25(a)	1,660	1,737,373
3.63%, 03/04/24	2,155	2,274,215
4.45%, 01/15/20	2,537	2,659,765
4.95%, 02/15/19	2,557	2,647,134
Deutsche Telekom International Finance BV 6.00%, 07/08/19	1,914	2,025,739
Emirates Telecommunications Group Co. PJSC 3.50%, 06/18/24(g)	3,000	3,070,770

Security	Par (000)	Value
Telecommunications (continued)
Juniper Networks Inc. 4.35%, 06/15/25 (Call 03/15/25)	$770	$793,654
4.50%, 03/15/24	1,071	1,121,048
4.60%, 03/15/21(a)	475	500,693
Motorola Solutions Inc. 3.50%, 09/01/21	1,025	1,044,649
3.50%, 03/01/23	411	413,454
3.75%, 05/15/22(a)	2,325	2,379,382
4.00%, 09/01/24	1,378	1,402,308
7.50%, 05/15/25(a)	600	722,514
Orange SA 1.63%, 11/03/19(a)	3,190	3,153,985
2.75%, 02/06/19	2,652	2,671,200
4.13%, 09/14/21	2,234	2,368,755
5.38%, 07/08/19	1,034	1,085,069
Rogers Communications Inc. 2.90%, 11/15/26 (Call 08/15/26)	1,250	1,208,250
3.00%, 03/15/23 (Call 12/15/22)(a)	1,770	1,768,938
3.63%, 12/15/25 (Call 09/15/25)	555	565,934
4.10%, 10/01/23 (Call 07/01/23)	710	747,431
Telefonica Emisiones SAU 4.10%, 03/08/27	4,580	4,685,157
4.57%, 04/27/23	2,000	2,158,780
5.13%, 04/27/20	974	1,034,417
5.46%, 02/16/21	2,664	2,881,569
5.88%, 07/15/19	648	684,003
Telefonos de Mexico SAB de CV 5.50%, 11/15/19	1,000	1,061,670
TELUS Corp. 3.70%, 09/15/27 (Call 06/15/27)(a)	2,000	2,041,320
Verizon Communications Inc. 1.75%, 08/15/21	2,520	2,453,321
2.45%, 11/01/22 (Call 08/01/22)	3,700	3,636,027
2.63%, 02/21/20	1,200	1,208,580
2.63%, 08/15/26(a)	2,984	2,791,174
2.95%, 03/15/22	4,850	4,877,305
3.00%, 11/01/21 (Call 09/01/21)(a)	4,210	4,260,394
3.13%, 03/16/22	2,110	2,136,248
3.38%, 02/15/25(b)	2,832	2,830,641
3.45%, 03/15/21	2,000	2,058,620
3.50%, 11/01/21	7,705	7,931,065
3.50%, 11/01/24 (Call 08/01/24)	6,966	7,058,578
4.13%, 03/16/27(a)	5,975	6,227,324
4.15%, 03/15/24 (Call 12/15/23)(a)	1,200	1,261,872
4.60%, 04/01/21	4,465	4,758,574
5.15%, 09/15/23	13,150	14,540,349
Vodafone Group PLC 2.50%, 09/26/22	1,235	1,223,206
2.95%, 02/19/23	2,225	2,231,252
4.38%, 03/16/21	500	530,265
5.45%, 06/10/19	3,100	3,249,296

		270,793,637
Textiles — 0.1%
Cintas Corp. No. 2 2.90%, 04/01/22 (Call 03/01/22)	2,086	2,107,965
3.70%, 04/01/27 (Call 01/01/27)	1,000	1,043,240
4.30%, 06/01/21	340	359,479
Mohawk Industries Inc. 3.85%, 02/01/23 (Call 11/01/22)	795	823,175

		4,333,859

250

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Toys, Games & Hobbies — 0.0%
Hasbro Inc. 3.15%, 05/15/21 (Call 03/15/21)	$690	$695,196
3.50%, 09/15/27 (Call 06/15/27)(a)	2,150	2,099,411
Mattel Inc. 2.35%, 05/06/19	241	237,616
2.35%, 08/15/21 (Call 07/15/21)(a)	445	421,593

		3,453,816
Transportation — 0.9%
Burlington Northern Santa Fe LLC 3.00%, 03/15/23 (Call 12/15/22)	3,950	4,023,114
3.00%, 04/01/25 (Call 01/01/25)(a)	1,077	1,084,464
3.05%, 03/15/22 (Call 12/15/21)(a)	2,525	2,581,964
3.05%, 09/01/22 (Call 06/01/22)	1,410	1,441,795
3.25%, 06/15/27 (Call 03/15/27)(a)	925	941,483
3.40%, 09/01/24 (Call 06/01/24)	1,860	1,929,415
3.65%, 09/01/25 (Call 06/01/25)(a)	500	522,525
3.75%, 04/01/24 (Call 01/01/24)	1,045	1,105,850
4.10%, 06/01/21 (Call 03/01/21)	495	520,656
4.70%, 10/01/19(a)	1,334	1,395,017
Canadian National Railway Co. 2.25%, 11/15/22 (Call 08/15/22)	515	506,219
2.75%, 03/01/26 (Call 12/01/25)	725	716,641
2.85%, 12/15/21 (Call 09/15/21)	400	405,108
2.95%, 11/21/24 (Call 08/21/24)	144	145,423
5.55%, 03/01/19	915	953,311
Canadian Pacific Railway Co. 2.90%, 02/01/25 (Call 11/01/24)(a)	1,325	1,311,922
4.45%, 03/15/23 (Call 12/15/22)	70	74,932
7.25%, 05/15/19	585	625,897
CSX Corp. 2.60%, 11/01/26 (Call 08/01/26)	2,230	2,122,737
3.25%, 06/01/27 (Call 03/01/27)	1,455	1,448,380
3.35%, 11/01/25 (Call 08/01/25)	945	961,604
3.40%, 08/01/24 (Call 05/01/24)	2,193	2,253,000
3.70%, 10/30/20 (Call 07/30/20)(a)	256	264,929
3.70%, 11/01/23 (Call 08/01/23)	20	20,838
4.25%, 06/01/21 (Call 03/01/21)	415	436,796
FedEx Corp. 2.30%, 02/01/20	580	580,452
2.63%, 08/01/22	3,950	3,963,035
2.70%, 04/15/23(a)	70	69,603
3.20%, 02/01/25	1,350	1,363,284
3.25%, 04/01/26 (Call 01/01/26)(a)	945	952,144
3.30%, 03/15/27 (Call 12/15/26)(a)	260	260,325
4.00%, 01/15/24	520	553,634
8.00%, 01/15/19	1,550	1,648,781
Kansas City Southern 3.00%, 05/15/23 (Call 02/15/23)	540	537,230
3.13%, 06/01/26 (Call 03/01/26)(a)	480	464,222
Norfolk Southern Corp. 2.90%, 02/15/23 (Call 11/15/22)	490	493,033
2.90%, 06/15/26 (Call 03/15/26)(a)	1,665	1,634,780
3.00%, 04/01/22 (Call 01/01/22)	425	431,320
3.15%, 06/01/27 (Call 03/01/27)(a)	925	922,836
3.25%, 12/01/21 (Call 09/01/21)	245	250,976
3.85%, 01/15/24 (Call 10/15/23)(a)	570	601,589
5.90%, 06/15/19(a)	605	638,281
Norfolk Southern Railway Co. 9.75%, 06/15/20	560	658,969

Security	Par (000)	Value
Transportation (continued)
Ryder System Inc. 2.25%, 09/01/21 (Call 08/01/21)	$975	$961,584
2.45%, 09/03/19 (Call 08/03/19)	1,375	1,379,070
2.50%, 09/01/22 (Call 08/01/22)	945	930,986
2.55%, 06/01/19 (Call 05/01/19)	925	928,950
2.65%, 03/02/20 (Call 02/02/20)	360	361,948
2.80%, 03/01/22 (Call 02/01/22)	475	474,862
2.88%, 09/01/20 (Call 08/01/20)	525	529,421
3.45%, 11/15/21 (Call 10/15/21)(a)	555	569,713
Union Pacific Corp. 1.80%, 02/01/20 (Call 01/01/20)	70	69,457
2.25%, 02/15/19	630	631,695
2.75%, 04/15/23 (Call 01/15/23)(a)	180	181,093
2.75%, 03/01/26 (Call 12/01/25)(a)	280	275,920
2.95%, 01/15/23 (Call 10/15/22)(a)	770	784,630
3.00%, 04/15/27 (Call 01/15/27)	2,250	2,254,950
3.25%, 08/15/25 (Call 05/15/25)(a)	1,500	1,535,385
3.75%, 03/15/24 (Call 12/15/23)	209	221,009
4.00%, 02/01/21 (Call 11/01/20)(a)	800	839,928
4.16%, 07/15/22 (Call 04/15/22)(a)	964	1,034,979
United Parcel Service Inc. 2.05%, 04/01/21	1,700	1,690,344
2.35%, 05/16/22 (Call 04/16/22)	2,000	1,994,440
2.40%, 11/15/26 (Call 08/15/26)	1,050	1,000,944
2.45%, 10/01/22	794	793,667
2.50%, 04/01/23 (Call 03/01/23)	200	198,664
2.80%, 11/15/24 (Call 09/15/24)	225	223,880
3.05%, 11/15/27 (Call 08/15/27)	1,650	1,645,198
3.13%, 01/15/21	1,319	1,355,141
5.13%, 04/01/19	4,181	4,348,742
United Parcel Service of America Inc. 8.38%, 04/01/20	605	688,865

		71,723,979
Trucking & Leasing — 0.1%
GATX Corp. 2.50%, 07/30/19	205	205,064
2.60%, 03/30/20 (Call 02/28/20)(a)	650	651,800
3.25%, 03/30/25 (Call 12/30/24)	610	607,163
3.25%, 09/15/26 (Call 06/15/26)(a)	390	379,252
3.50%, 03/15/28 (Call 12/15/27)(a)	1,310	1,290,429
3.85%, 03/30/27 (Call 12/30/26)	1,245	1,266,588
3.90%, 03/30/23	235	242,826
4.75%, 06/15/22	225	240,842
4.85%, 06/01/21	296	316,590

		5,200,554
Water — 0.0%
American Water Capital Corp. 2.95%, 09/01/27 (Call 06/01/27)	1,775	1,756,451
3.40%, 03/01/25 (Call 12/01/24)	499	512,568
3.85%, 03/01/24 (Call 12/01/23)(a)	195	205,483
United Utilities PLC 5.38%, 02/01/19(a)	210	217,023

		2,691,525

Total Corporate Bonds & Notes — 86.8% (Cost: $6,599,844,678)		6,610,694,696

Foreign Government Obligations(h)

Canada — 1.5%
Canada Government International Bond 1.63%, 02/27/19	4,270	4,262,229

251

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Canada (continued)
Export Development Canada
1.00%, 09/13/19(a)	$2,150	$2,116,030
1.25%, 12/10/18	400	397,680
1.25%, 02/04/19	4,880	4,846,865
1.38%, 10/21/21	1,000	968,970
1.63%, 12/03/19(a)	2,385	2,370,094
1.63%, 01/17/20	2,660	2,641,832
1.75%, 08/19/19	145	144,614
1.75%, 07/21/20	5,575	5,539,543
Hydro-Quebec
8.40%, 01/15/22	615	746,050
9.40%, 02/01/21	200	240,422
Province of Alberta Canada
1.90%, 12/06/19	2,250	2,239,200
2.20%, 07/26/22	3,650	3,602,331
Province of British Columbia Canada
2.00%, 10/23/22	515	506,049
2.25%, 06/02/26	440	425,480
2.65%, 09/22/21(a)	750	760,283
Province of Manitoba Canada
1.75%, 05/30/19	885	881,708
2.10%, 09/06/22	1,675	1,643,711
2.13%, 05/04/22	150	147,915
3.05%, 05/14/24(a)	2,970	3,037,300
Province of Nova Scotia Canada
8.25%, 07/30/22	70	85,723
9.25%, 03/01/20	525	600,175
Province of Ontario Canada
1.63%, 01/18/19	3,020	3,010,034
1.65%, 09/27/19(a)	3,300	3,275,547
1.88%, 05/21/20	5,720	5,679,788
2.00%, 01/30/19	5,220	5,223,654
2.20%, 10/03/22	10,000	9,884,400
2.25%, 05/18/22(a)	5,850	5,804,428
2.40%, 02/08/22	2,500	2,498,175
2.50%, 09/10/21(a)	7,030	7,060,932
2.50%, 04/27/26	850	833,374
3.20%, 05/16/24	3,695	3,817,415
4.00%, 10/07/19	1,110	1,148,251
4.40%, 04/14/20	2,370	2,490,894
Province of Quebec Canada
2.38%, 01/31/22(a)	500	499,755
2.50%, 04/20/26	800	786,168
2.63%, 02/13/23	3,355	3,371,406
2.75%, 08/25/21(a)	2,750	2,789,105
2.75%, 04/12/27	1,475	1,462,684
2.88%, 10/16/24	5,915	6,006,860
3.50%, 07/29/20(a)	4,620	4,778,651
7.13%, 02/09/24	2,640	3,262,010

		111,887,735
Chile — 0.1%
Chile Government International Bond
2.25%, 10/30/22	2,070	2,044,829
3.13%, 03/27/25	1,500	1,532,325
3.13%, 01/21/26(a)	2,780	2,829,873
3.25%, 09/14/21	800	826,944
3.88%, 08/05/20	1,750	1,828,365

		9,062,336

Security	Par (000)	Value
Colombia — 0.3%
Colombia Government International Bond
3.88%, 04/25/27 (Call 01/25/27)	$2,700	$2,741,607
4.00%, 02/26/24 (Call 11/26/23)	6,450	6,689,875
4.38%, 07/12/21	7,950	8,390,032
4.50%, 01/28/26 (Call 10/28/25)(a)	2,050	2,193,541
7.38%, 03/18/19	2,850	3,030,092
8.13%, 05/21/24(a)	591	751,575
11.75%, 02/25/20	723	870,478

		24,667,200
Germany — 0.2%
FMS Wertmanagement AoeR
1.00%, 08/16/19	3,825	3,764,871
1.75%, 03/17/20	3,500	3,480,680
2.00%, 08/01/22	6,600	6,514,728

		13,760,279
Hungary — 0.3%
Hungary Government International Bond
5.38%, 02/21/23	100	111,780
5.38%, 03/25/24(a)	6,650	7,553,469
5.75%, 11/22/23	5,950	6,833,932
6.25%, 01/29/20	900	972,090
6.38%, 03/29/21	5,400	6,030,072

		21,501,343
Israel — 0.1%
Israel Government International Bond
2.88%, 03/16/26	2,500	2,507,300
4.00%, 06/30/22	2,400	2,552,760
5.13%, 03/26/19	1,425	1,484,081

		6,544,141
Italy — 0.1%
Republic of Italy Government International Bond
6.88%, 09/27/23	3,305	3,911,798

Japan — 0.8%
Japan Bank for International Cooperation/Japan
1.50%, 07/21/21	3,060	2,956,970
1.75%, 11/13/18	4,250	4,239,163
1.75%, 05/28/20	3,200	3,157,856
1.88%, 04/20/21	1,500	1,472,280
1.88%, 07/21/26	1,500	1,397,130
2.00%, 11/04/21	3,790	3,720,340
2.13%, 02/07/19	1,000	999,820
2.13%, 11/16/20	450	447,147
2.13%, 02/10/25	5,000	4,800,150
2.25%, 02/24/20	3,164	3,161,089
2.25%, 11/04/26(a)	5,450	5,217,557
2.38%, 07/21/22	5,000	4,962,650
2.38%, 11/16/22	200	198,090
2.38%, 04/20/26	2,700	2,619,297
2.50%, 06/01/22	6,000	5,990,700
2.50%, 05/28/25	1,000	984,400
2.75%, 11/16/27	200	198,956
2.88%, 06/01/27	5,400	5,427,486
2.88%, 07/21/27	1,000	1,005,260
3.38%, 07/31/23	2,800	2,909,228
Japan Finance Organization for Municipalities 4.00%, 01/13/21(a)	1,400	1,460,676
Japan International Cooperation Agency 2.13%, 10/20/26	2,000	1,884,080

		59,210,325

252

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mexico — 0.4%
Mexico Government International Bond
3.50%, 01/21/21(a)	$1,790	$1,871,409
3.60%, 01/30/25	8,750	8,937,425
3.63%, 03/15/22	5,830	6,078,999
4.00%, 10/02/23	5,214	5,485,389
4.13%, 01/21/26(a)	5,800	6,097,598
4.15%, 03/28/27(a)	2,600	2,722,148
8.13%, 12/30/19(a)	850	970,921

		32,163,889
Panama — 0.1%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)(a)	2,700	2,823,255
4.00%, 09/22/24 (Call 06/22/24)(a)	1,750	1,867,583
5.20%, 01/30/20	3,850	4,102,675
7.13%, 01/29/26(a)	1,300	1,677,065

		10,470,578
Peru — 0.1%
Peruvian Government International Bond
4.13%, 08/25/27	150	164,512
7.13%, 03/30/19	740	792,496
7.35%, 07/21/25(a)	5,000	6,536,750

		7,493,758
Philippines — 0.2%
Philippine Government International Bond
4.00%, 01/15/21	8,400	8,833,608
4.20%, 01/21/24	3,000	3,264,810
5.50%, 03/30/26	1,491	1,765,061
8.38%, 06/17/19	850	932,934
9.88%, 01/15/19(a)	2,600	2,833,844
10.63%, 03/16/25(a)	725	1,099,738

		18,729,995
Poland — 0.3%
Republic of Poland Government International Bond
3.00%, 03/17/23	1,000	1,019,260
3.25%, 04/06/26	4,650	4,760,810
4.00%, 01/22/24(a)	7,000	7,490,980
5.00%, 03/23/22	730	802,518
5.13%, 04/21/21	1,950	2,123,628
6.38%, 07/15/19	7,350	7,859,428

		24,056,624
South Korea — 0.5%
Export-Import Bank of Korea
1.50%, 10/21/19	2,250	2,205,675
1.75%, 05/26/19	2,250	2,224,620
1.88%, 10/21/21	1,000	961,150
2.25%, 01/21/20	5,000	4,957,650
2.38%, 08/12/19	3,250	3,240,575
2.75%, 01/25/22	2,500	2,477,400
2.88%, 01/21/25	2,750	2,686,282
4.00%, 01/29/21	1,150	1,188,180
4.00%, 01/14/24(a)	2,500	2,625,950
4.38%, 09/15/21	3,950	4,151,608
5.00%, 04/11/22	1,250	1,350,950
5.13%, 06/29/20	2,550	2,697,007

Security	Par (000)	Value
South Korea (continued)
Korea International Bond
2.75%, 01/19/27(a)	$3,000	$2,945,100
3.88%, 09/11/23	1,250	1,314,463
7.13%, 04/16/19	2,200	2,342,934

		37,369,544
Supranational — 6.3%
African Development Bank
1.00%, 05/15/19(a)	2,558	2,526,025
1.13%, 03/04/19	2,902	2,876,201
1.13%, 09/20/19(a)	3,800	3,746,078
1.25%, 07/26/21	224	216,776
1.88%, 03/16/20	2,500	2,493,975
2.38%, 09/23/21	3,046	3,066,195
Asian Development Bank
1.00%, 08/16/19	209	205,846
1.38%, 01/15/19	3,100	3,084,841
1.38%, 03/23/20(a)	6,045	5,967,080
1.50%, 01/22/20	3,735	3,700,003
1.63%, 05/05/20	4,575	4,535,838
1.63%, 08/26/20(a)	2,080	2,058,098
1.63%, 03/16/21	5,300	5,216,525
1.75%, 03/21/19	2,320	2,316,914
1.75%, 01/10/20	8,665	8,629,993
1.75%, 06/08/21	8,750	8,631,787
1.75%, 09/13/22	7,150	6,978,257
1.88%, 04/12/19(a)	1,600	1,600,048
1.88%, 02/18/22(a)	3,645	3,594,407
2.00%, 02/16/22(a)	4,350	4,311,938
2.00%, 01/22/25	700	679,112
2.00%, 04/24/26	150	144,036
2.13%, 11/24/21(a)	2,800	2,792,440
2.13%, 03/19/25(a)	1,300	1,268,098
2.63%, 01/12/27(a)	6,750	6,780,172
Series 5Y, 1.88%, 08/10/22	2,500	2,458,925
Corp. Andina de Fomento
2.13%, 09/27/21	2,220	2,178,464
4.38%, 06/15/22(a)	2,779	2,971,807
Council of Europe Development Bank
1.00%, 02/04/19	204	201,927
1.63%, 03/10/20	420	416,459
1.75%, 11/14/19	6,410	6,382,693
1.88%, 01/27/20	4,250	4,237,505
European Bank for Reconstruction & Development
0.88%, 07/22/19	1,500	1,475,340
1.13%, 08/24/20	175	170,744
1.50%, 03/16/20	2,175	2,151,749
1.50%, 11/02/21(a)	3,000	2,919,240
1.63%, 05/05/20	4,500	4,460,400
1.75%, 06/14/19(a)	20	19,952
1.75%, 11/26/19	2,650	2,638,367
1.88%, 02/23/22(a)	5,000	4,927,300
2.13%, 03/07/22(a)	2,000	1,989,980
European Investment Bank
1.13%, 08/15/19	5,450	5,379,095
1.25%, 05/15/19	10,305	10,212,461
1.25%, 12/16/19	5,500	5,421,735
1.38%, 06/15/20	14,320	14,087,730
1.38%, 09/15/21	3,425	3,321,017
1.63%, 12/18/18(a)	7,720	7,705,795
1.63%, 03/16/20	6,400	6,345,984

253

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Supranational (continued)
European Investment Bank (continued)
1.63%, 08/14/20	$7,600	$7,516,096
1.63%, 12/15/20	3,200	3,156,608
1.63%, 06/15/21	1,230	1,206,581
1.75%, 06/17/19(a)	8,540	8,521,468
1.75%, 05/15/20(a)	3,200	3,179,328
1.88%, 03/15/19	3,275	3,275,721
1.88%, 02/10/25(a)	6,050	5,795,295
2.00%, 03/15/21	6,950	6,915,667
2.00%, 12/15/22	200	196,750
2.13%, 10/15/21	7,960	7,931,981
2.13%, 04/13/26	4,000	3,874,280
2.25%, 03/15/22	8,400	8,388,156
2.25%, 08/15/22(a)	12,435	12,403,788
2.38%, 06/15/22	6,600	6,621,450
2.38%, 05/24/27(a)	5,590	5,492,902
2.50%, 04/15/21(a)	3,275	3,311,123
2.50%, 10/15/24	1,350	1,355,414
2.88%, 09/15/20	5,320	5,436,508
3.25%, 01/29/24(a)	3,050	3,189,477
4.00%, 02/16/21	700	740,166
Inter-American Development Bank
1.00%, 05/13/19	500	493,900
1.25%, 09/14/21	4,150	4,011,058
1.63%, 05/12/20(a)	7,265	7,202,521
1.75%, 10/15/19(a)	3,400	3,389,290
1.75%, 04/14/22(a)	4,200	4,114,572
1.75%, 09/14/22	2,650	2,586,135
1.88%, 06/16/20	1,967	1,960,725
1.88%, 03/15/21(a)	22,865	22,688,025
2.00%, 06/02/26	800	767,880
2.13%, 11/09/20	1,870	1,872,917
2.13%, 01/18/22	5,500	5,480,530
2.13%, 01/15/25	1,680	1,643,998
2.38%, 07/07/27	5,000	4,914,200
3.00%, 10/04/23(a)	2,850	2,943,765
3.00%, 02/21/24	6,750	6,966,135
3.88%, 02/14/20(a)	820	853,415
Series E, 3.88%, 09/17/19(a)	4,550	4,705,201
International Bank for Reconstruction & Development
0.88%, 08/15/19	2,600	2,555,514
1.13%, 11/27/19	7,025	6,913,513
1.25%, 07/26/19	1,000	989,730
1.38%, 05/24/21	7,440	7,250,280
1.38%, 09/20/21	3,000	2,912,730
1.63%, 03/09/21(a)	12,715	12,520,588
1.63%, 02/10/22(a)	2,880	2,812,406
1.75%, 04/19/23(a)	2,500	2,424,025
1.88%, 03/15/19	4,725	4,726,701
1.88%, 10/07/19(a)	4,200	4,196,346
1.88%, 04/21/20(a)	1,575	1,570,905
1.88%, 10/07/22(a)	3,625	3,558,191
1.88%, 10/27/26(a)	1,850	1,751,377
2.00%, 01/26/22(a)	11,940	11,836,719
2.13%, 02/13/23	1,925	1,905,076
2.25%, 06/24/21	8,935	8,965,200
2.50%, 11/25/24	950	951,748
2.50%, 07/29/25(a)	10,060	10,043,099
7.63%, 01/19/23	35	43,888
1.63%, 09/04/20(a)	3,150	3,114,815

Security	Par (000)	Value
Supranational (continued)
International Bank for Reconstruction & Development (continued)
2.13%, 03/03/25	$4,045	$3,957,992
2.50%, 11/22/27	1,300	1,287,442
International Finance Corp.
1.13%, 07/20/21(a)	4,000	3,855,080
1.63%, 07/16/20	4,440	4,397,687
1.75%, 09/16/19	2,816	2,808,397
1.75%, 03/30/20	6,500	6,467,890
Nordic Investment Bank
1.13%, 02/25/19	3,652	3,620,666
1.25%, 08/02/21	1,200	1,161,168
1.50%, 09/29/20	3,665	3,610,795
1.63%, 11/20/20	1,000	987,740
2.13%, 02/01/22	2,250	2,240,843
2.25%, 09/30/21	200	200,376

		480,237,305
Sweden — 0.3%
Svensk Exportkredit AB
1.13%, 08/28/19	6,500	6,402,370
1.75%, 05/18/20	1,600	1,587,088
1.75%, 08/28/20(a)	2,980	2,948,382
1.88%, 06/23/20	1,000	994,320
2.00%, 08/30/22	3,500	3,439,695
2.38%, 03/09/22	4,450	4,455,830

		19,827,685
Uruguay — 0.0%
Uruguay Government International Bond
4.38%, 10/27/27	425	459,161
4.50%, 08/14/24(a)	1,380	1,508,657
8.00%, 11/18/22	365	441,979

		2,409,797

Total Foreign Government Obligations — 11.6% (Cost: $890,175,245)		883,304,332

Municipal Debt Obligations

California — 0.0%
State of California Department of Water Resources Power Supply Revenue RB Series P, 2.00%, 05/01/22	370	362,519
State of California GO 6.20%, 10/01/19	525	564,307
State of California GO BAB 5.70%, 11/01/21	500	561,080
University of California RB Series AX, 3.06%, 07/01/25 (Call 04/01/25)	850	858,066

		2,345,972
Florida — 0.0%
State Board of Administration Finance Corp. RB Series A, 3.00%, 07/01/20	1,375	1,393,068

Illinois — 0.1%
State of Illinois GO 4.95%, 06/01/23(a)	1,855	1,932,465
5.67%, 03/01/18	700	705,236
5.88%, 03/01/19	1,065	1,101,529

		3,739,230
Massachusetts — 0.0%
Commonwealth of Massachusetts GOL BAB Series E, 4.20%, 12/01/21	490	511,212

254

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value
New Jersey — 0.0%
New Jersey Economic Development Authority RB
Series B, 0.00%, 02/15/20 (AGM)(i)	$975	$915,583
Series B, 0.00%, 02/15/21 (AGM)(i)	480	435,442
Series B, 0.00%, 02/15/23 (AGM)(i)	180	149,306

		1,500,331
New York — 0.0%
New York State Urban Development Corp. RB Series B, 2.10%, 03/15/22	1,000	995,300

Wisconsin — 0.0%
State of Wisconsin RB Series C, 3.15%, 05/01/27	625	632,606

Total Municipal Debt Obligations — 0.1% (Cost: $10,910,442)		11,117,719

Short-Term Investments

Money Market Funds — 12.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(e)(j)(k)	844,112	844,280,896
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(e)(j)	67,162	67,161,587

Total Short-Term Investments — 12.0% (Cost: $911,294,230)		911,442,483

Total Investments in Securities — 110.5% (Cost: $8,412,224,595)		8,416,559,230
Other Assets, Less Liabilities — (10.5)%		(801,920,368)

Net Assets — 100.0%		$7,614,638,862

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(d)	Floating rate security. Rate shown is the rate in effect as of period end.
(e)	Affiliate of the Fund.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Investments are denominated in U.S. dollars.
(i)	Zero-coupon bond.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/ Shares Held at 02/28/17 (000)	Par/ Shares Purchased (000)	Par/ Shares Sold (000)	Par/ Shares Held at 11/30/17 (000)	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
PNC Bank N.A.
1.45%, 07/29/19	$1,250	$500	$—	$1,750	$1,729,910	$18,072	$—	$(4,960)
1.60%, 06/01/18	1,000	—	(1,000)	—	—	5,199	(14)	1,190
1.80%, 11/05/18	1,000	—	—	1,000	998,950	10,690	—	(260)
1.95%, 03/04/19	1,500	912	(2)	2,410	2,406,867	25,114	7	(6,419)
2.20%, 01/28/19	1,500	2	(2)	1,500	1,501,635	20,545	8	(5,103)
2.25%, 07/02/19	3,250	1,854	(964)	4,140	4,146,872	51,376	(1,228)	(16,231)
2.30%, 06/01/20	4,400	6	(966)	3,440	3,442,821	76,523	5,059	(21,785)
2.40%, 10/18/19	800	—	—	800	802,656	11,020	—	(2,700)
2.45%, 11/05/20	1,250	—	—	1,250	1,253,875	17,349	—	1,094
2.70%, 11/01/22	1,500	2	(2)	1,500	1,495,965	35,844	52	(617)
2.95%, 01/30/23	3,000	4	(4)	3,000	3,019,170	68,064	55	2,660
2.95%, 02/23/25	300	—	—	300	299,193	6,191	—	2,252
3.10%, 10/25/27	—	5,000	(960)	4,040	3,994,994	12,581	(7,988)	(34,050)
3.30%, 10/30/24	272	—	—	272	278,063	5,593	—	2,768
3.80%, 07/25/23	1,500	2	(2)	1,500	1,570,215	43,151	154	(2,939)
4.25%, 07/01/18	—	220	—	220	222,796	4,981	—	(1,256)
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	3,845	1,756	(6)	5,595	5,622,192	102,224	80	9,432
3.15%, 05/19/27	—	2,000	—	2,000	1,986,320	20,372	—	(23,042)

255

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Credit Bond ETF

Affiliates (continued)

Affiliated Issuer	Par/ Shares Held at 02/28/17 (000)	Par/ Shares Purchased (000)	Par/ Shares Sold (000)		Par/ Shares Held at 11/30/17 (000)	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
3.30%, 03/08/22	$1,937	$2	$(2)		$1,937	$1,991,895	$48,761		$82	$(9,794)
3.90%, 04/29/24	1,000	—	—		1,000	1,048,040	29,039		—	12,151
4.38%, 08/11/20	4,592	6	(6)		4,592	4,828,855	94,785		94	(12,950)
5.13%, 02/08/20	1,391	2	(2)		1,391	1,473,723	34,546		74	(14,914)
6.88%, 05/15/19	1,330	50	(1,210)		170	181,115	16,645		10,844	(14,018)
BlackRock Cash Funds: Institutional, SL Agency Shares	929,554	—	(85,442	)(a)	844,112	844,280,896	—	(b)	18,978	(172,406)
BlackRock Cash Funds: Treasury, SL Agency Shares	67,510	—	(348	)(a)	67,162	67,161,587	411,454		—	—

						$955,738,605	$1,170,119		$26,257	$(311,897)

(a)	Net of purchases and sales.
(b)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$6,610,694,696	$—	$6,610,694,696
Foreign Government Obligations	—	883,304,332	—	883,304,332
Municipal Debt Obligations	—	11,117,719	—	11,117,719
Money Market Funds	911,442,483	—	—	911,442,483

	$911,442,483	$7,505,116,747	$—	$8,416,559,230

Portfolio Abbreviations — Fixed Income

AGM	Assured Guaranty Municipal Corp.
BAB	Build America Bond
GO	General Obligation
GOL	General Obligation Limited
LIBOR	London Interbank Offered Rate
RB	Revenue Bond

256

Schedule of Investments (unaudited) November 30, 2017	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The) 3.75%, 02/15/23	$50	$51,564
Omnicom Group Inc.
3.63%, 05/01/22	200	207,172
3.65%, 11/01/24 (Call 08/01/24)	45	45,992
4.45%, 08/15/20	350	368,105
WPP Finance 2010
3.75%, 09/19/24	270	275,319
4.75%, 11/21/21	200	213,946

		1,162,098
Aerospace & Defense — 0.5%
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	30	29,625
2.25%, 06/15/26 (Call 03/15/26)	310	294,987
2.35%, 10/30/21	25	25,063
2.60%, 10/30/25 (Call 07/30/25)	40	39,551
2.80%, 03/01/27 (Call 12/01/26)	250	246,888
2.85%, 10/30/24 (Call 07/30/24)	300	302,367
4.88%, 02/15/20	288	304,992
6.00%, 03/15/19	250	262,567
Embraer Netherlands Finance BV 5.05%, 06/15/25	270	281,713
General Dynamics Corp.
2.13%, 08/15/26 (Call 05/15/26)	135	126,553
2.25%, 11/15/22 (Call 08/15/22)	175	173,061
2.63%, 11/15/27 (Call 08/15/27)	250	241,040
Harris Corp.
3.83%, 04/27/25 (Call 01/27/25)	255	264,211
4.40%, 12/15/20	200	210,202
5.55%, 10/01/21	200	219,208
L3 Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)	95	97,727
5.20%, 10/15/19	370	389,277
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	235	236,046
2.90%, 03/01/25 (Call 12/01/24)	250	248,990
3.10%, 01/15/23 (Call 11/15/22)	200	203,544
3.55%, 01/15/26 (Call 10/15/25)	400	414,144
4.25%, 11/15/19	475	494,133
Northrop Grumman Corp.
2.08%, 10/15/20	100	99,235
2.93%, 01/15/25 (Call 11/15/24)	70	69,544
3.20%, 02/01/27 (Call 11/01/26)	250	250,833
3.25%, 08/01/23	400	408,760
3.50%, 03/15/21	350	361,536
Raytheon Co. 2.50%, 12/15/22 (Call 09/15/22)	550	549,136
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	180	180,704
3.20%, 03/15/24 (Call 01/15/24)	75	75,704
3.50%, 03/15/27 (Call 12/15/26)	210	213,282
3.70%, 12/15/23 (Call 09/15/23)	200	207,640
Spirit AeroSystems Inc. 3.85%, 06/15/26 (Call 03/15/26)	65	65,794
United Technologies Corp.
1.50%, 11/01/19	450	444,613
1.95%, 11/01/21 (Call 10/01/21)	25	24,453
2.30%, 05/04/22 (Call 04/04/22)	250	246,893
2.65%, 11/01/26 (Call 08/01/26)	200	192,426
3.10%, 06/01/22	375	382,421

Security	Par (000)	Value
Aerospace & Defense (continued)
3.13%, 05/04/27 (Call 02/04/27)	$275	$274,334
4.50%, 04/15/20	150	157,667

		9,310,864
Agriculture — 0.4%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	750	756,030
2.63%, 09/16/26 (Call 06/16/26)	35	33,703
2.85%, 08/09/22	504	506,389
4.00%, 01/31/24	340	361,940
4.75%, 05/05/21	600	644,448
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	150	142,323
4.48%, 03/01/21	250	266,730
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)(a)	420	417,060
3.56%, 08/15/27 (Call 05/15/27)(a)	600	598,098
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (Call 05/15/26)	273	262,435
3.50%, 11/24/20 (Call 10/24/20)	220	223,960
3.75%, 09/25/27 (Call 06/25/27)	135	133,539
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	250	245,658
2.13%, 05/10/23 (Call 03/10/23)	135	130,329
2.38%, 08/17/22 (Call 07/17/22)	75	73,894
2.50%, 08/22/22	150	148,487
2.63%, 02/18/22 (Call 01/18/22)	190	190,266
2.63%, 03/06/23	250	247,655
2.90%, 11/15/21	25	25,320
3.13%, 08/17/27 (Call 05/17/27)	250	248,845
3.25%, 11/10/24	250	253,930
3.38%, 08/11/25 (Call 05/11/25)	275	280,695
3.60%, 11/15/23	200	207,560
4.50%, 03/26/20	250	262,247
Reynolds American Inc.
3.25%, 06/12/20	100	101,829
4.45%, 06/12/25 (Call 03/12/25)	655	698,525
4.85%, 09/15/23	250	272,097
8.13%, 06/23/19	250	271,725

		8,005,717
Airlines — 0.1%
American Airlines Pass Through Trust Series 2013-2, Class A, 4.95%, 01/15/23	182	193,316
Delta Air Lines Inc.
2.60%, 12/04/20	120	119,918
3.63%, 03/15/22 (Call 02/15/22)	500	509,860
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	300	301,965
2.75%, 11/06/19 (Call 10/06/19)	90	90,882
3.00%, 11/15/26 (Call 08/15/26)	380	365,743

		1,581,684
Apparel — 0.0%
NIKE Inc. 2.38%, 11/01/26 (Call 08/01/26)	400	380,248
Ralph Lauren Corp. 2.63%, 08/18/20 (Call 07/18/20)	100	100,856
VF Corp. 3.50%, 09/01/21 (Call 06/01/21)	100	103,308

		584,412
Auto Manufacturers — 0.9%
American Honda Finance Corp.
1.65%, 07/12/21	225	219,528
1.70%, 02/22/19	400	398,416

257

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Auto Manufacturers (continued)
2.15%, 03/13/20	$275	$274,651
2.25%, 08/15/19	575	576,380
2.30%, 09/09/26	350	329,675
2.45%, 09/24/20	350	351,442
Ford Motor Co. 4.35%, 12/08/26 (Call 09/08/26)	220	228,798
Ford Motor Credit Co. LLC
2.02%, 05/03/19	250	248,770
2.43%, 06/12/20	200	199,322
2.46%, 03/27/20	400	399,092
2.60%, 11/04/19	500	501,800
2.98%, 08/03/22 (Call 07/03/22)	200	198,946
3.16%, 08/04/20	500	506,975
3.20%, 01/15/21	450	456,966
3.22%, 01/09/22	500	504,760
3.34%, 03/28/22 (Call 02/28/22)	290	293,573
3.81%, 01/09/24 (Call 11/09/23)	260	264,906
4.13%, 08/04/25	1,000	1,028,920
4.25%, 09/20/22	555	582,706
5.88%, 08/02/21	400	441,488
8.13%, 01/15/20	200	222,644
General Motors Financial Co. Inc.
2.35%, 10/04/19	200	199,566
2.40%, 05/09/19	500	500,080
2.45%, 11/06/20	500	496,525
3.15%, 01/15/20 (Call 12/15/19)	500	506,180
3.15%, 06/30/22 (Call 05/30/22)	70	70,099
3.20%, 07/13/20 (Call 06/13/20)	150	152,167
3.20%, 07/06/21 (Call 06/06/21)	300	303,339
3.45%, 04/10/22 (Call 02/10/22)	100	101,404
3.50%, 11/07/24 (Call 09/07/24)	500	497,770
3.70%, 11/24/20 (Call 10/24/20)	523	537,309
3.70%, 05/09/23 (Call 03/09/23)	50	50,956
4.00%, 01/15/25 (Call 10/15/24)	1,000	1,021,220
4.00%, 10/06/26 (Call 07/06/26)	275	277,601
4.20%, 03/01/21 (Call 02/01/21)	500	521,150
4.35%, 01/17/27 (Call 10/17/26)	230	236,419
4.38%, 09/25/21	200	210,312
5.25%, 03/01/26 (Call 12/01/25)	280	305,878
PACCAR Financial Corp.
1.30%, 05/10/19	75	74,253
1.95%, 02/27/20	50	49,782
2.05%, 11/13/20	35	34,847
2.30%, 08/10/22	150	148,452
Toyota Motor Credit Corp.
1.40%, 05/20/19	100	99,101
1.70%, 02/19/19	825	822,187
2.13%, 07/18/19	1,050	1,050,892
2.15%, 03/12/20	475	474,658
2.15%, 09/08/22	375	368,471
2.60%, 01/11/22	50	50,255
2.63%, 01/10/23	325	325,442
3.20%, 01/11/27	300	304,470
3.40%, 09/15/21	350	362,722

		18,383,265
Auto Parts & Equipment — 0.0%
BorgWarner Inc. 3.38%, 03/15/25 (Call 12/15/24)	65	65,241
Lear Corp. 5.25%, 01/15/25 (Call 01/15/20)	212	226,168
Magna International Inc. 4.15%, 10/01/25 (Call 07/01/25)	250	265,960

		557,369

Security	Par (000)	Value
Banks — 9.9%
Australia & New Zealand Banking Group Ltd./New York NY
1.60%, 07/15/19	$250	$247,843
2.25%, 06/13/19	100	100,161
2.30%, 06/01/21	1,000	991,790
2.55%, 11/23/21	250	249,228
2.63%, 05/19/22	300	299,529
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/20	400	404,952
Banco Santander SA 3.13%, 02/23/23	200	199,572
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	250	247,958
2.37%, 07/21/21 (Call 07/21/20), (3 mo. LIBOR US + 0.660%)(b)	25	24,912
2.50%, 10/21/22 (Call 10/21/21)	475	471,143
2.63%, 10/19/20	50	50,216
2.63%, 04/19/21	1,095	1,097,628
2.82%, 07/21/23 (Call 07/21/22), (3 mo. LIBOR US + 0.930%)(b)	550	549,351
2.88%, 04/24/23 (Call 04/24/22), (3 mo. LIBOR US + 1.021%)(b)	700	701,491
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(b)	250	249,013
3.12%, 01/20/23 (Call 01/20/22), (3 mo. LIBOR US + 1.160%)(b)	75	75,930
3.30%, 01/11/23	675	689,823
3.50%, 04/19/26	425	433,249
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(b)	500	507,760
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(b)	1,050	1,074,927
3.88%, 08/01/25	350	366,509
4.00%, 04/01/24	550	579,942
4.00%, 01/22/25	525	542,257
4.10%, 07/24/23	550	582,186
4.13%, 01/22/24	1,000	1,063,330
4.20%, 08/26/24	555	583,632
4.25%, 10/22/26	150	157,350
4.45%, 03/03/26	780	826,355
5.49%, 03/15/19	200	207,198
5.63%, 07/01/20	700	755,363
5.70%, 01/24/22	500	557,150
5.88%, 01/05/21	200	219,930
7.63%, 06/01/19	302	325,115
Series L, 2.25%, 04/21/20	835	832,077
Series L, 2.60%, 01/15/19	1,000	1,005,470
Series L, 2.65%, 04/01/19	25	25,164
Series L, 3.95%, 04/21/25	230	236,716
Bank of Montreal
1.90%, 08/27/21	465	455,505
2.10%, 06/15/20	425	423,036
2.35%, 09/11/22	500	492,195
2.38%, 01/25/19 (Call 12/25/18)	676	677,832
2.55%, 11/06/22 (Call 10/06/22)	100	99,317
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	550	543,873
2.10%, 01/15/19 (Call 12/15/18)	462	462,291
2.20%, 05/15/19 (Call 04/15/19)	500	500,695
2.30%, 09/11/19 (Call 08/11/19)	400	401,060
2.45%, 11/27/20 (Call 10/27/20)	290	291,308
2.45%, 08/17/26 (Call 05/17/26)	400	378,736
2.50%, 04/15/21 (Call 03/15/21)	395	396,497

258

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
2.60%, 08/17/20 (Call 07/17/20)	$275	$277,475
2.80%, 05/04/26 (Call 02/04/26)	295	287,988
3.00%, 02/24/25 (Call 01/24/25)	235	234,723
3.25%, 09/11/24 (Call 08/11/24)	140	143,389
3.25%, 05/16/27 (Call 02/16/27)	375	377,452
3.40%, 05/15/24 (Call 04/15/24)	300	310,149
3.65%, 02/04/24 (Call 01/05/24)	400	418,984
Series G, 2.15%, 02/24/20 (Call 01/24/20)	25	24,948
Bank of Nova Scotia (The)
1.95%, 01/15/19	200	199,846
2.15%, 07/14/20	100	99,620
2.35%, 10/21/20	452	451,363
2.45%, 03/22/21	250	250,300
2.45%, 09/19/22	250	247,130
2.70%, 03/07/22	45	45,066
2.80%, 07/21/21	350	353,713
4.38%, 01/13/21	150	158,688
4.50%, 12/16/25	450	472,351
Bank One Corp. 7.63%, 10/15/26	25	31,952
Barclays Bank PLC 6.75%, 05/22/19	100	106,409
Barclays PLC
2.75%, 11/08/19	400	401,876
2.88%, 06/08/20	500	502,445
3.20%, 08/10/21	750	756,202
3.65%, 03/16/25	610	609,579
3.68%, 01/10/23 (Call 01/10/22)	100	101,759
4.38%, 01/12/26	345	358,659
5.20%, 05/12/26	600	640,812
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	250	246,805
2.15%, 02/01/21 (Call 01/01/21)	100	99,163
2.25%, 02/01/19 (Call 01/02/19)	25	25,062
2.45%, 01/15/20 (Call 12/15/19)	500	502,485
2.63%, 06/29/20 (Call 05/29/20)	75	75,652
2.75%, 04/01/22 (Call 03/01/22)	250	251,993
2.85%, 10/26/24 (Call 09/26/24)	100	99,229
3.95%, 03/22/22 (Call 02/22/22)	100	104,852
6.85%, 04/30/19	312	331,918
BNP Paribas SA
2.40%, 12/12/18	134	134,582
2.45%, 03/17/19	300	301,407
4.25%, 10/15/24	450	471,141
5.00%, 01/15/21	850	914,940
BNP Paribas/BNP Paribas U.S. Medium-Term
Note Program LLC 3.25%, 03/03/23	100	101,975
BPCE SA
2.25%, 01/27/20	250	250,050
2.50%, 12/10/18	250	251,060
2.50%, 07/15/19	250	251,043
2.65%, 02/03/21	250	251,238
3.38%, 12/02/26	250	253,465
4.00%, 04/15/24	250	264,160
Branch Banking & Trust Co.
2.63%, 01/15/22 (Call 12/15/21)	250	251,000
2.85%, 04/01/21 (Call 03/01/21)	250	254,025
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	250	247,508
2.10%, 10/05/20	250	247,978
2.55%, 06/16/22	50	49,697

Security	Par (000)	Value
Banks (continued)
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	$350	$350,896
3.20%, 02/05/25 (Call 01/05/25)	325	321,890
3.30%, 10/30/24 (Call 09/30/24)	250	248,855
3.75%, 04/24/24 (Call 03/24/24)	250	257,252
3.75%, 07/28/26 (Call 06/28/26)	480	476,914
3.75%, 03/09/27 (Call 02/09/27)	630	634,372
4.20%, 10/29/25 (Call 09/29/25)	245	250,794
4.75%, 07/15/21	350	374,976
Capital One N.A./Mclean VA
2.25%, 09/13/21 (Call 08/13/21)	600	588,264
2.35%, 01/31/20 (Call 12/31/19)	250	249,338
2.40%, 09/05/19 (Call 08/05/19)	250	250,010
2.95%, 07/23/21 (Call 06/23/21)	400	402,756
Citibank N.A. 2.13%, 10/20/20 (Call 09/20/20)	750	744,142
Citigroup Inc.
2.05%, 12/07/18	375	374,974
2.05%, 06/07/19	250	249,253
2.35%, 08/02/21	100	98,911
2.40%, 02/18/20	450	449,185
2.45%, 01/10/20 (Call 12/10/19)	375	375,270
2.50%, 07/29/19	350	351,186
2.55%, 04/08/19	375	376,834
2.65%, 10/26/20	500	501,800
2.70%, 03/30/21	900	903,492
2.70%, 10/27/22 (Call 09/27/22)	500	495,400
2.75%, 04/25/22 (Call 03/25/22)	475	473,404
2.88%, 07/24/23 (Call 07/24/22),
(3 mo. LIBOR US + 0.950%)(b)	250	248,778
2.90%, 12/08/21 (Call 11/08/21)	100	100,530
3.20%, 10/21/26 (Call 07/21/26)	640	630,496
3.30%, 04/27/25	300	301,908
3.40%, 05/01/26	438	438,915
3.50%, 05/15/23	572	581,701
3.70%, 01/12/26	700	717,234
3.75%, 06/16/24	100	103,717
3.88%, 10/25/23	300	312,432
3.88%, 03/26/25	900	918,702
3.89%, 01/10/28 (Call 01/10/27),
(3 mo. LIBOR US + 1.563%)(b)	100	103,029
4.00%, 08/05/24	200	207,496
4.05%, 07/30/22	50	52,163
4.30%, 11/20/26	75	77,990
4.40%, 06/10/25	375	394,691
4.45%, 09/29/27	50	52,484
4.50%, 01/14/22	908	968,536
4.60%, 03/09/26	455	482,814
5.38%, 08/09/20	125	134,619
5.50%, 09/13/25	475	534,180
Citizens Bank N.A./Providence RI
2.50%, 03/14/19 (Call 02/14/19)	500	501,610
2.55%, 05/13/21 (Call 04/13/21)	100	99,783
2.65%, 05/26/22 (Call 04/26/22)	250	248,698
Citizens Financial Group Inc. 2.38%, 07/28/21 (Call 06/28/21)	300	296,259
Comerica Bank 2.50%, 06/02/20	250	250,343
Comerica Inc. 2.13%, 05/23/19 (Call 04/23/19)	85	84,796
Commonwealth Bank of Australia/New York NY
2.30%, 09/06/19	250	250,475
2.30%, 03/12/20	250	249,903

259

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
2.40%, 11/02/20	$365	$364,817
2.55%, 03/15/21	250	250,538
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	250	251,390
3.88%, 04/10/25 (Call 03/10/25)	250	249,468
Cooperatieve Rabobank UA
3.75%, 07/21/26	250	252,613
3.95%, 11/09/22	500	522,905
4.50%, 01/11/21	375	398,940
Cooperatieve Rabobank UA/NY
2.25%, 01/14/19	1,000	1,002,480
2.50%, 01/19/21	500	503,030
2.75%, 01/10/22	250	252,295
Credit Suisse AG/New York NY
2.30%, 05/28/19	500	501,120
3.00%, 10/29/21	750	761,355
3.63%, 09/09/24	700	723,702
5.40%, 01/14/20	400	422,968
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20	500	506,205
3.45%, 04/16/21	345	352,590
3.75%, 03/26/25	640	652,813
3.80%, 09/15/22	450	465,331
3.80%, 06/09/23	250	258,045
4.55%, 04/17/26	500	534,225
Deutsche Bank AG
2.85%, 05/10/19	640	642,874
2.95%, 08/20/20	727	729,479
3.13%, 01/13/21	200	201,022
3.38%, 05/12/21	250	252,625
4.10%, 01/13/26	250	254,557
4.25%, 10/14/21	50	52,038
Deutsche Bank AG/London
2.50%, 02/13/19	350	350,339
3.70%, 05/30/24	415	417,830
Deutsche Bank AG/New York NY 2.70%, 07/13/20	25	24,941
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)	250	253,308
3.45%, 07/27/26 (Call 04/27/26)	250	245,790
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	200	200,310
2.88%, 07/27/20 (Call 06/27/20)	300	303,624
3.50%, 03/15/22 (Call 02/15/22)	30	31,012
4.30%, 01/16/24 (Call 12/16/23)	250	265,120
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	200	197,914
2.25%, 06/14/21 (Call 05/14/21)	300	297,741
2.30%, 03/15/19 (Call 02/15/19)	200	200,662
2.38%, 04/25/19 (Call 03/25/19)	700	702,478
3.85%, 03/15/26 (Call 02/15/26)	400	411,304
First Republic Bank/CA 2.50%, 06/06/22 (Call 05/06/22)	350	345,828
Goldman Sachs Group Inc. (The)
2.30%, 12/13/19 (Call 11/13/19)	305	304,564
2.35%, 11/15/21 (Call 11/15/20)	205	201,777
2.55%, 10/23/19	275	276,092
2.60%, 04/23/20 (Call 03/23/20)	135	135,329
2.60%, 12/27/20 (Call 12/27/19)	250	250,595
2.63%, 04/25/21 (Call 03/25/21)	410	409,787
2.75%, 09/15/20 (Call 08/15/20)	1,825	1,833,760
2.88%, 02/25/21 (Call 01/25/21)	675	679,968

Security	Par (000)	Value
Banks (continued)
2.88%, 10/31/22 (Call 10/31/21),
(3 mo. LIBOR US + 0.821%)(b)	$500	$498,510
2.91%, 07/24/23 (Call 07/24/22),
(3 mo. LIBOR US + 0.990%)(b)	300	297,465
3.00%, 04/26/22 (Call 04/26/21)	350	351,683
3.27%, 09/29/25 (Call 09/29/24),
(3 mo. LIBOR US + 1.201%)(b)	250	248,495
3.50%, 01/23/25 (Call 10/23/24)	300	303,741
3.50%, 11/16/26 (Call 11/16/25)	525	523,630
3.63%, 01/22/23	75	77,055
3.75%, 05/22/25 (Call 02/22/25)	375	384,817
3.75%, 02/25/26 (Call 11/25/25)	100	102,234
3.85%, 07/08/24 (Call 04/08/24)	925	959,678
3.85%, 01/26/27 (Call 01/26/26)	1,250	1,274,987
4.00%, 03/03/24	1,000	1,048,530
4.25%, 10/21/25	550	574,128
5.25%, 07/27/21	750	815,340
5.38%, 03/15/20	500	531,620
5.75%, 01/24/22	1,050	1,166,676
5.95%, 01/15/27	85	98,987
6.00%, 06/15/20	125	135,535
7.50%, 02/15/19	525	557,350
HSBC Bank USA N.A. 4.88%, 08/24/20	350	371,238
HSBC Holdings PLC
2.65%, 01/05/22	400	397,800
2.95%, 05/25/21	400	404,016
3.26%, 03/13/23 (Call 03/13/22),
(3 mo. LIBOR US + 1.055%)(b)	465	472,198
3.40%, 03/08/21	500	512,050
3.90%, 05/25/26	500	517,130
4.00%, 03/30/22	400	419,424
4.04%, 03/13/28 (Call 03/13/27),
(3 mo. LIBOR US + 1.546%)(b)	750	780,585
4.25%, 03/14/24	500	521,210
4.30%, 03/08/26	755	800,753
4.38%, 11/23/26	250	260,062
5.10%, 04/05/21	400	431,468
HSBC USA Inc.
2.35%, 03/05/20	400	400,244
2.38%, 11/13/19	600	601,578
3.50%, 06/23/24	300	308,163
Huntington Bancshares Inc./OH 2.30%, 01/14/22 (Call 12/14/21)	270	265,610
Huntington National Bank (The)
2.20%, 11/06/18 (Call 10/06/18)	100	100,116
2.20%, 04/01/19 (Call 03/01/19)	250	250,023
2.40%, 04/01/20 (Call 03/01/20)	250	250,098
2.50%, 08/07/22 (Call 07/07/22)	350	345,411
2.88%, 08/20/20 (Call 07/20/20)	250	252,713
Industrial & Commercial Bank of China Ltd./New York
2.64%, 05/26/21	500	495,320
ING Groep NV 3.95%, 03/29/27	500	522,445
Intesa Sanpaolo SpA
3.88%, 01/15/19	250	253,922
5.25%, 01/12/24	250	274,317
JPMorgan Chase & Co.
1.85%, 03/22/19 (Call 02/22/19)	450	448,510
2.20%, 10/22/19	450	450,117
2.25%, 01/23/20 (Call 12/23/19)	850	849,592
2.30%, 08/15/21 (Call 08/15/20)	50	49,649

260

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
2.35%, 01/28/19	$425	$426,415
2.40%, 06/07/21 (Call 05/07/21)	250	248,975
2.55%, 10/29/20 (Call 09/29/20)	700	702,975
2.55%, 03/01/21 (Call 02/01/21)	350	350,675
2.70%, 05/18/23 (Call 03/18/23)	750	744,832
2.75%, 06/23/20 (Call 05/23/20)	300	302,787
2.78%, 04/25/23 (Call 04/25/22), (3 mo. LIBOR US + 0.935%)(b)	650	649,233
2.95%, 10/01/26 (Call 07/01/26)	375	365,726
2.97%, 01/15/23 (Call 01/15/22)	770	775,359
3.13%, 01/23/25 (Call 10/23/24)	50	50,127
3.20%, 01/25/23	371	377,541
3.20%, 06/15/26 (Call 03/15/26)	350	348,264
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(b)	500	502,950
3.25%, 09/23/22	740	756,554
3.30%, 04/01/26 (Call 01/01/26)	597	598,451
3.38%, 05/01/23	799	813,606
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(b)	250	252,675
3.63%, 05/13/24	600	622,530
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(b)	500	515,645
3.88%, 02/01/24	750	790,545
3.88%, 09/10/24	200	208,374
3.90%, 07/15/25 (Call 04/15/25)	450	472,108
4.13%, 12/15/26	250	261,175
4.25%, 10/15/20	725	760,692
4.35%, 08/15/21	500	530,925
4.40%, 07/22/20	25	26,252
4.50%, 01/24/22	600	642,804
4.63%, 05/10/21	400	427,104
4.95%, 03/25/20	340	359,849
JPMorgan Chase Bank N.A. 1.65%, 09/23/19 (Call 08/23/19)	250	248,110
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	250	245,578
2.40%, 06/09/22	250	247,323
2.50%, 11/22/21	410	408,975
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	200	200,380
2.90%, 09/15/20	350	354,175
5.10%, 03/24/21	300	324,318
KfW
1.00%, 07/15/19	250	246,393
1.25%, 09/30/19	750	740,752
1.50%, 02/06/19	2,030	2,022,042
1.50%, 04/20/20	1,050	1,037,484
1.63%, 05/29/20	400	396,100
1.63%, 03/15/21	2,250	2,212,830
1.75%, 03/31/20	125	124,278
1.88%, 04/01/19	2,150	2,150,279
1.88%, 06/30/20	1,000	995,860
1.88%, 11/30/20	500	496,970
2.00%, 09/29/22	25	24,681
2.00%, 05/02/25(c)	1,400	1,353,324
2.13%, 03/07/22	1,105	1,098,823
2.13%, 06/15/22	1,100	1,092,960
2.13%, 01/17/23	300	297,000
2.50%, 11/20/24	1,350	1,350,202

Security	Par (000)	Value
Banks (continued)
2.63%, 01/25/22	$925	$939,310
2.75%, 09/08/20	250	254,660
2.75%, 10/01/20	1,300	1,324,440
4.00%, 01/27/20	150	156,326
Korea Development Bank (The)
2.25%, 05/18/20	400	395,104
3.00%, 09/14/22	500	500,480
3.00%, 01/13/26	200	196,164
4.63%, 11/16/21	200	212,582
Landwirtschaftliche Rentenbank
1.38%, 10/23/19	250	247,355
2.00%, 01/13/25	500	483,915
2.25%, 10/01/21	50	50,081
2.38%, 06/10/25	400	396,184
Lloyds Bank PLC
2.05%, 01/22/19	200	199,872
2.70%, 08/17/20	250	251,808
6.38%, 01/21/21	150	167,165
Lloyds Banking Group PLC
3.00%, 01/11/22	200	200,776
3.75%, 01/11/27	600	608,916
4.58%, 12/10/25	250	262,520
4.65%, 03/24/26	400	423,376
Manufacturers & Traders Trust Co
2.30%, 01/30/19 (Call 12/30/18)	250	250,553
2.50%, 05/18/22 (Call 04/18/22)	300	298,953
2.90%, 02/06/25 (Call 01/06/25)	250	247,950
Mitsubishi UFJ Financial Group Inc.
2.67%, 07/25/22	330	326,961
2.76%, 09/13/26(c)	250	238,990
2.95%, 03/01/21	800	808,328
3.68%, 02/22/27	150	153,585
3.85%, 03/01/26	650	672,600
Mizuho Financial Group Inc.
2.27%, 09/13/21	250	245,330
2.60%, 09/11/22	250	246,360
3.17%, 09/11/27	250	244,935
3.66%, 02/28/27	205	209,143
Morgan Stanley 2.38%, 07/23/19	500	500,740
2.45%, 02/01/19	340	341,051
2.50%, 01/24/19	525	527,026
2.50%, 04/21/21	250	248,895
2.63%, 11/17/21	355	353,722
2.65%, 01/27/20	555	558,385
2.75%, 05/19/22	100	99,833
2.80%, 06/16/20	100	100,882
3.13%, 07/27/26	850	833,824
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(b)	500	502,320
3.63%, 01/20/27	675	685,570
3.70%, 10/23/24	1,150	1,187,340
3.75%, 02/25/23	75	77,665
3.88%, 01/27/26	515	533,895
3.95%, 04/23/27	400	405,040
4.00%, 07/23/25	605	632,630
4.10%, 05/22/23	225	234,614
4.35%, 09/08/26	1,340	1,400,367
4.88%, 11/01/22	950	1,023,691
5.00%, 11/24/25	25	27,259

261

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
5.50%, 01/26/20	$400	$425,316
5.50%, 07/24/20	400	429,972
5.50%, 07/28/21	350	383,166
5.63%, 09/23/19	200	211,396
5.75%, 01/25/21	500	547,515
7.30%, 05/13/19	800	856,112
Series F, 3.88%, 04/29/24	700	731,164
MUFG Americas Holdings Corp. 3.00%, 02/10/25 (Call 01/10/25)	350	345,201
National Australia Bank Ltd./New York
1.88%, 07/12/21	50	48,842
2.50%, 05/22/22	300	297,810
2.50%, 07/12/26	500	474,810
2.63%, 07/23/20	500	503,490
2.63%, 01/14/21	250	251,040
2.80%, 01/10/22	250	251,653
3.38%, 01/14/26	250	253,838
National Bank of Canada
2.10%, 12/14/18	250	250,055
2.15%, 06/12/20 (Call 05/12/20)	250	248,858
Northern Trust Corp.
3.38%, 08/23/21	150	155,399
3.45%, 11/04/20	113	116,592
3.95%, 10/30/25	100	105,756
Oesterreichische Kontrollbank AG
1.13%, 04/26/19	500	494,370
1.38%, 02/10/20	650	641,101
1.50%, 10/21/20	475	467,096
1.88%, 01/20/21	250	247,870
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)(d)	250	247,815
2.20%, 01/28/19 (Call 12/29/18)(d)	500	500,545
2.30%, 06/01/20 (Call 05/02/20)(d)	500	500,410
2.45%, 11/05/20 (Call 10/06/20)(d)	250	250,775
2.70%, 11/01/22 (Call 10/01/22)(d)	250	249,328
3.25%, 06/01/25 (Call 05/02/25)(d)	250	253,268
4.20%, 11/01/25 (Call 10/02/25)(d)	500	536,060
PNC Financial Services Group Inc. (The)
3.30%, 03/08/22 (Call 02/06/22)(d)	400	411,336
3.90%, 04/29/24 (Call 03/29/24)(d)	250	262,010
4.38%, 08/11/20(d)	350	368,053
6.88%, 05/15/19(d)	1,000	1,065,380
RBC USA Holdco Corp. 5.25%, 09/15/20	400	429,596
Regions Financial Corp. 3.20%, 02/08/21 (Call 01/08/21)	250	254,572
Royal Bank of Canada
1.63%, 04/15/19	250	248,448
2.00%, 12/10/18	750	750,337
2.13%, 03/02/20	200	199,524
2.15%, 03/15/19	250	250,060
2.15%, 03/06/20	225	224,435
2.35%, 10/30/20	544	544,011
4.65%, 01/27/26	575	616,825
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	550	559,042
4.80%, 04/05/26	450	481,900
6.40%, 10/21/19	250	268,200
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	150	150,231
3.70%, 03/28/22 (Call 02/28/22)(a)	20	20,319
4.40%, 07/13/27 (Call 04/13/27)(a)	170	173,874

Security	Par (000)	Value
Banks (continued)
4.50%, 07/17/25 (Call 04/17/25)	$375	$390,195
Santander Issuances SAU 5.18%, 11/19/25	200	215,430
Santander UK Group Holdings PLC
2.88%, 10/16/20	300	301,650
3.13%, 01/08/21	295	298,758
3.57%, 01/10/23 (Call 01/10/22)	100	101,468
Santander UK PLC
2.38%, 03/16/20	725	726,240
2.50%, 03/14/19	250	251,165
4.00%, 03/13/24	365	384,345
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	250	244,163
2.30%, 03/11/20	500	500,000
State Street Corp.
1.95%, 05/19/21	310	306,032
2.65%, 05/19/26	295	286,415
3.55%, 08/18/25	300	311,619
3.70%, 11/20/23	325	342,771
4.38%, 03/07/21	300	318,819
Sumitomo Mitsui Banking Corp.
2.05%, 01/18/19	100	99,894
2.45%, 01/16/20	1,150	1,152,323
2.45%, 10/20/20	500	499,130
3.65%, 07/23/25	500	518,900
Sumitomo Mitsui Financial Group Inc.
2.78%, 10/18/22	200	198,586
2.93%, 03/09/21	175	176,785
3.01%, 10/19/26	250	242,880
3.35%, 10/18/27(c)	525	523,288
3.36%, 07/12/27	250	249,605
3.45%, 01/11/27	700	704,207
3.78%, 03/09/26	325	336,245
SunTrust Bank/Atlanta GA
2.45%, 08/01/22 (Call 07/01/22)	250	247,295
3.30%, 05/15/26 (Call 04/15/26)	250	247,118
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	300	299,754
2.90%, 03/03/21 (Call 02/03/21)	750	758,775
SVB Financial Group 3.50%, 01/29/25	200	200,388
Svenska Handelsbanken AB
1.50%, 09/06/19	250	247,233
1.88%, 09/07/21	250	244,793
2.40%, 10/01/20	250	250,690
2.45%, 03/30/21	250	250,213
2.50%, 01/25/19	650	653,152
Synovus Financial Corp. 3.13%, 11/01/22 (Call 10/01/22)	250	248,465
Toronto-Dominion Bank (The)
1.80%, 07/13/21	375	367,136
1.90%, 10/24/19	750	746,490
1.95%, 01/22/19	25	24,978
2.13%, 07/02/19	400	400,148
2.13%, 04/07/21	575	570,400
2.25%, 11/05/19	300	300,612
2.50%, 12/14/20	275	276,336
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	250	250,673
2.35%, 01/29/21 (Call 12/29/20)	250	250,728
2.63%, 01/24/22 (Call 12/23/21)	300	301,947
2.95%, 07/15/22 (Call 06/15/22)	386	392,357
3.10%, 04/27/26 (Call 03/27/26)	535	530,816

262

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
3.70%, 01/30/24 (Call 12/29/23)	$ 175	$ 183,888
4.13%, 05/24/21 (Call 04/23/21)	100	105,768
Series F, 3.60%, 09/11/24 (Call 08/11/24)	275	284,831
Series V, 2.38%, 07/22/26 (Call 06/22/26)	250	236,040
Series X, 3.15%, 04/27/27 (Call 03/27/27)	100	99,769
U.S. Bank N.A./Cincinnati OH
2.13%, 10/28/19 (Call 09/28/19)	450	450,238
2.80%, 01/27/25 (Call 12/27/24)	250	247,718
UBS AG/Stamford CT
2.35%, 03/26/20	500	500,315
2.38%, 08/14/19	500	501,345
Wells Fargo & Co.
2.10%, 07/26/21	900	885,141
2.13%, 04/22/19	550	549,549
2.15%, 01/15/19	300	300,360
2.50%, 03/04/21	740	739,630
2.55%, 12/07/20	410	411,132
2.60%, 07/22/20	824	829,101
3.00%, 02/19/25	1,000	990,580
3.00%, 04/22/26	950	928,758
3.00%, 10/23/26	550	535,804
3.07%, 01/24/23 (Call 01/24/22)	50	50,413
3.30%, 09/09/24	400	405,796
3.50%, 03/08/22	325	334,912
3.55%, 09/29/25	826	845,163
3.58%, 05/22/28 (Call 05/22/27), (3 mo. LIBOR US + 1.310%)(b)	460	465,506
4.10%, 06/03/26	735	764,143
4.30%, 07/22/27	100	105,453
4.48%, 01/16/24	500	536,760
4.60%, 04/01/21	555	591,314
Series M, 3.45%, 02/13/23	475	484,272
Series N, 2.15%, 01/30/20	600	598,296
Wells Fargo Bank N.A.
1.75%, 05/24/19	250	248,828
2.15%, 12/06/19	500	499,670
Westpac Banking Corp.
1.60%, 08/19/19	325	321,896
1.65%, 05/13/19	150	149,033
2.00%, 08/19/21	250	245,750
2.10%, 05/13/21	355	351,216
2.30%, 05/26/20	100	99,981
2.50%, 06/28/22	300	298,638
2.60%, 11/23/20	500	502,115
2.70%, 08/19/26	250	240,145
2.80%, 01/11/22	100	100,972
2.85%, 05/13/26	295	287,227
3.35%, 03/08/27	300	302,355
4.88%, 11/19/19	400	420,072

		204,919,577
Beverages — 0.9%
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	720	719,035
2.15%, 02/01/19	850	851,674
2.63%, 01/17/23	95	94,488
2.65%, 02/01/21 (Call 01/01/21)	1,450	1,461,020
3.30%, 02/01/23 (Call 12/01/22)	1,250	1,280,487
3.65%, 02/01/26 (Call 11/01/25)	1,425	1,461,651
3.70%, 02/01/24	500	522,205

Security	Par (000)	Value
Beverages (continued)
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	$750	$743,760
5.38%, 01/15/20	600	638,676
7.75%, 01/15/19	725	769,595
Beam Suntory Inc. 3.25%, 05/15/22 (Call 02/15/22)	250	254,572
Coca-Cola Bottling Co. Consolidated 3.80%, 11/25/25 (Call 08/25/25)	250	251,985
Coca-Cola Co. (The)
1.38%, 05/30/19	75	74,452
1.55%, 09/01/21	450	441,612
1.88%, 10/27/20	250	248,208
2.25%, 09/01/26	150	141,963
2.45%, 11/01/20	400	403,696
2.55%, 06/01/26	250	243,610
2.88%, 10/27/25	300	300,387
2.90%, 05/25/27	250	249,132
3.15%, 11/15/20	69	71,080
3.20%, 11/01/23	295	305,251
3.30%, 09/01/21	250	258,725
Coca-Cola FEMSA SAB de CV 2.38%, 11/26/18	264	264,697
Constellation Brands Inc.
3.70%, 12/06/26 (Call 09/06/26)	550	563,150
6.00%, 05/01/22	50	56,300
Diageo Capital PLC 2.63%, 04/29/23 (Call 01/29/23)	150	150,084
Diageo Investment Corp. 2.88%, 05/11/22	325	330,112
Dr Pepper Snapple Group Inc.
2.55%, 09/15/26 (Call 06/15/26)	200	187,442
3.13%, 12/15/23 (Call 10/15/23)	250	253,590
Molson Coors Brewing Co.
1.90%, 03/15/19(a)	50	49,819
2.10%, 07/15/21 (Call 06/15/21)	695	681,114
3.00%, 07/15/26 (Call 04/15/26)	100	96,898
PepsiCo Inc.
1.35%, 10/04/19	230	227,479
1.50%, 02/22/19	190	189,132
2.15%, 10/14/20 (Call 09/14/20)	600	599,646
2.25%, 01/07/19 (Call 12/07/18)	225	225,788
2.25%, 05/02/22 (Call 04/02/22)	400	396,384
2.38%, 10/06/26 (Call 07/06/26)	415	394,640
2.75%, 03/05/22	375	380,081
2.75%, 03/01/23	20	20,189
2.75%, 04/30/25 (Call 01/30/25)	100	99,765
2.85%, 02/24/26 (Call 11/24/25)	275	272,616
3.00%, 08/25/21	201	206,019
3.10%, 07/17/22 (Call 05/17/22)	50	51,262
3.13%, 11/01/20	200	205,220
3.60%, 03/01/24 (Call 12/01/23)	650	682,630

		18,371,321
Biotechnology — 0.5%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)	110	107,213
2.13%, 05/01/20 (Call 04/01/20)	300	298,563
2.20%, 05/22/19 (Call 04/22/19)	250	250,310
2.60%, 08/19/26 (Call 05/19/26)	340	322,929
2.65%, 05/11/22 (Call 04/11/22)	190	189,291
3.13%, 05/01/25 (Call 02/01/25)	25	24,972
3.45%, 10/01/20	15	15,401
3.63%, 05/22/24 (Call 02/22/24)	600	623,232
3.88%, 11/15/21 (Call 08/15/21)	550	573,089
4.10%, 06/15/21 (Call 03/15/21)	100	104,819

263

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Biotechnology (continued)
4.50%, 03/15/20	$ 200	$209,384
5.70%, 02/01/19	247	257,211
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	300	302,079
4.00%, 06/23/25 (Call 03/23/25)	400	411,012
Biogen Inc.
2.90%, 09/15/20	255	258,422
3.63%, 09/15/22	25	25,862
4.05%, 09/15/25 (Call 06/15/25)	482	508,047
Bio-Rad Laboratories Inc. 4.88%, 12/15/20	150	159,117
Celgene Corp.
2.25%, 05/15/19	200	199,874
2.25%, 08/15/21	250	245,687
2.88%, 08/15/20	100	100,913
3.25%, 08/15/22	260	263,747
3.55%, 08/15/22	75	77,063
3.88%, 08/15/25 (Call 05/15/25)	700	721,749
3.95%, 10/15/20	245	254,553
4.00%, 08/15/23	250	262,557
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)(c)	195	190,575
2.05%, 04/01/19	250	250,092
2.55%, 09/01/20	1,090	1,099,941
2.95%, 03/01/27 (Call 12/01/26)	150	146,585
3.25%, 09/01/22 (Call 07/01/22)	190	195,185
3.50%, 02/01/25 (Call 11/01/24)	600	615,894
3.65%, 03/01/26 (Call 12/01/25)	325	336,362
3.70%, 04/01/24 (Call 01/01/24)	374	391,335
4.50%, 04/01/21 (Call 01/01/21)	100	106,276

		10,099,341
Building Materials — 0.1%
Fortune Brands Home & Security Inc. 3.00%, 06/15/20 (Call 05/15/20)	100	101,146
Johnson Controls International PLC 3.63%, 07/02/24 (Call 04/02/24)(e)	25	25,861
3.75%, 12/01/21 (Call 09/01/21)	200	207,302
3.90%, 02/14/26 (Call 11/14/25)	100	104,751
4.25%, 03/01/21	36	37,856
Lennox International Inc. 3.00%, 11/15/23 (Call 09/15/23)	80	79,392
Masco Corp. 3.50%, 04/01/21 (Call 03/01/21)	50	51,015
4.38%, 04/01/26 (Call 01/01/26)	100	105,701
4.45%, 04/01/25 (Call 01/01/25)	150	159,215
Owens Corning 4.20%, 12/15/22 (Call 09/15/22)	150	157,455
4.20%, 12/01/24 (Call 09/01/24)	300	314,193
Vulcan Materials Co. 7.50%, 06/15/21	250	290,117

		1,634,004
Chemicals — 0.5%
Agrium Inc. 3.15%, 10/01/22 (Call 07/01/22)	150	152,070
3.50%, 06/01/23 (Call 03/01/23)	125	128,218
Air Products & Chemicals Inc. 3.35%, 07/31/24 (Call 04/30/24)	250	258,307
Airgas Inc. 3.05%, 08/01/20 (Call 12/21/17)	380	389,059
3.65%, 07/15/24 (Call 04/15/24)	175	182,438
Cabot Corp. 3.70%, 07/15/22	180	185,513
Celanese U.S. Holdings LLC 4.63%, 11/15/22	20	21,349

Security	Par (000)	Value
Chemicals (continued)
Dow Chemical Co. (The) 3.00%, 11/15/22 (Call 08/15/22)	$ 445	$ 448,240
3.50%, 10/01/24 (Call 07/01/24)	215	221,170
4.13%, 11/15/21 (Call 08/15/21)	75	78,825
4.25%, 11/15/20 (Call 08/15/20)	400	418,856
8.55%, 05/15/19	475	517,037
Eastman Chemical Co. 2.70%, 01/15/20 (Call 12/15/19)	220	221,285
3.60%, 08/15/22 (Call 05/15/22)	195	201,499
3.80%, 03/15/25 (Call 12/15/24)	125	129,795
EI du Pont de Nemours & Co. 2.80%, 02/15/23	350	349,916
3.63%, 01/15/21	225	233,163
4.25%, 04/01/21	525	555,067
4.63%, 01/15/20	225	236,227
5.75%, 03/15/19	75	78,320
FMC Corp. 4.10%, 02/01/24 (Call 11/01/23)	90	92,607
LYB International Finance II BV 3.50%, 03/02/27 (Call 12/02/26)	150	149,441
LyondellBasell Industries NV 5.00%, 04/15/19 (Call 01/15/19)	345	355,019
5.75%, 04/15/24 (Call 01/15/24)	250	283,557
6.00%, 11/15/21 (Call 08/17/21)	400	445,036
Methanex Corp. 4.25%, 12/01/24 (Call 09/01/24)	200	202,502
Monsanto Co. 2.13%, 07/15/19	300	299,100
3.38%, 07/15/24 (Call 04/15/24)	285	288,990
Mosaic Co. (The) 3.75%, 11/15/21 (Call 08/15/21)	250	256,192
4.25%, 11/15/23 (Call 08/15/23)	150	155,519
Potash Corp. of Saskatchewan Inc. 3.00%, 04/01/25 (Call 01/01/25)	200	195,216
3.63%, 03/15/24 (Call 12/15/23)	269	275,028
4.00%, 12/15/26 (Call 09/15/26)	150	156,071
6.50%, 05/15/19	75	79,168
PPG Industries Inc. 2.30%, 11/15/19 (Call 10/15/19)	200	200,106
3.60%, 11/15/20	200	208,116
Praxair Inc. 2.20%, 08/15/22 (Call 05/15/22)	100	98,673
2.65%, 02/05/25 (Call 11/05/24)	70	69,185
2.70%, 02/21/23 (Call 11/21/22)	75	75,337
3.00%, 09/01/21	100	102,095
3.20%, 01/30/26 (Call 10/30/25)	25	25,510
4.05%, 03/15/21	100	105,484
4.50%, 08/15/19	256	266,591
RPM International Inc. 3.75%, 03/15/27 (Call 12/15/26)	100	100,670
Sherwin-Williams Co. (The) 2.25%, 05/15/20	125	124,394
2.75%, 06/01/22 (Call 05/01/22)	310	308,465
3.45%, 06/01/27 (Call 03/01/27)	200	202,444
4.20%, 01/15/22 (Call 10/15/21)	150	156,960
Syngenta Finance NV 3.13%, 03/28/22	425	414,375
Westlake Chemical Corp. 3.60%, 08/15/26 (Call 05/15/26)	525	526,612

		11,224,817
Commercial Services — 0.2%
Automatic Data Processing Inc. 2.25%, 09/15/20 (Call 08/15/20)	440	440,854
3.38%, 09/15/25 (Call 06/15/25)	165	170,155
Block Financial LLC 4.13%, 10/01/20 (Call 09/01/20)	450	462,663

264

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Services (continued)
Ecolab Inc. 2.38%, 08/10/22 (Call 07/10/22)	$ 170	$ 168,082
2.70%, 11/01/26 (Call 08/01/26)	375	359,494
3.25%, 01/14/23 (Call 11/14/22)	450	462,114
Equifax Inc. 3.30%, 12/15/22 (Call 09/15/22)	200	197,034
Moody’s Corp. 2.63%, 01/15/23 (Call 12/15/22)(a)	250	247,348
4.88%, 02/15/24 (Call 11/15/23)	250	274,657
5.50%, 09/01/20	120	129,499
Princeton University Series A, 4.95%, 03/01/19	50	51,753
S&P Global Inc. 2.95%, 01/22/27 (Call 10/22/26)	495	480,803
3.30%, 08/14/20 (Call 07/14/20)	85	86,520
Total System Services Inc. 4.80%, 04/01/26 (Call 01/01/26)	90	97,661
Verisk Analytics Inc. 4.00%, 06/15/25 (Call 03/15/25)	350	363,226
5.80%, 05/01/21	100	109,404
Western Union Co. (The) 5.25%, 04/01/20	66	69,854

		4,171,121
Computers — 1.0%
Apple Inc. 1.10%, 08/02/19	50	49,313
1.55%, 02/08/19	75	74,729
1.55%, 02/07/20	200	197,748
1.55%, 08/04/21 (Call 07/04/21)	465	451,896
1.70%, 02/22/19	345	344,279
1.90%, 02/07/20	100	99,603
2.00%, 11/13/20	250	248,593
2.10%, 05/06/19	300	300,756
2.15%, 02/09/22	275	272,068
2.25%, 02/23/21 (Call 01/23/21)	1,130	1,128,825
2.40%, 01/13/23 (Call 12/13/22)	250	247,470
2.40%, 05/03/23	400	395,484
2.50%, 02/09/22 (Call 01/09/22)	365	366,431
2.50%, 02/09/25	75	73,241
2.70%, 05/13/22	1,100	1,109,328
2.75%, 01/13/25 (Call 11/13/24)	250	247,893
2.85%, 05/06/21	1,000	1,017,240
2.85%, 02/23/23 (Call 12/23/22)	650	659,711
2.90%, 09/12/27 (Call 06/12/27)	500	493,230
3.20%, 05/13/25	690	704,193
3.20%, 05/11/27 (Call 02/11/27)	745	752,912
3.25%, 02/23/26 (Call 11/23/25)	610	620,840
3.35%, 02/09/27 (Call 11/09/26)	330	337,715
3.45%, 05/06/24	652	677,311
Dell International LLC/EMC Corp. 3.48%, 06/01/19(a)	100	101,235
4.42%, 06/15/21 (Call 05/15/21)(a)	1,400	1,461,936
5.45%, 06/15/23 (Call 04/15/23)(a)	1,020	1,098,754
6.02%, 06/15/26 (Call 03/15/26)(a)	540	594,578
DXC Technology Co. 4.25%, 04/15/24 (Call 02/15/24)	175	182,889
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	900	921,474
4.40%, 10/15/22 (Call 08/15/22)	400	419,424
4.90%, 10/15/25 (Call 07/15/25)	420	437,308
HP Inc. 4.05%, 09/15/22	289	302,600
4.30%, 06/01/21	300	315,291
4.65%, 12/09/21	600	640,518
IBM Credit LLC 1.80%, 01/20/21	100	98,500

Security	Par (000)	Value
Computers (continued)
International Business Machines Corp. 1.63%, 05/15/20	$ 500	$ 494,085
1.80%, 05/17/19	100	99,727
1.88%, 08/01/22	300	290,934
2.88%, 11/09/22	550	556,000
2.90%, 11/01/21	550	559,702
3.38%, 08/01/23	500	516,230
3.45%, 02/19/26	500	514,520
3.63%, 02/12/24	300	313,941
NetApp Inc. 3.38%, 06/15/21 (Call 04/15/21)	45	45,848
Seagate HDD Cayman 4.25%, 03/01/22 (Call 02/01/22)(a)	50	50,059
4.75%, 06/01/23	325	328,094
4.88%, 03/01/24 (Call 01/01/24)(a)	350	349,821
4.88%, 06/01/27 (Call 03/01/27)	25	23,864

		21,588,141
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co. 2.25%, 11/15/22	250	247,840
2.30%, 05/03/22	300	299,043
2.45%, 11/15/21	200	201,306
Estee Lauder Companies Inc. (The) 1.70%, 05/10/21 (Call 04/10/21)	90	88,132
3.15%, 03/15/27 (Call 12/15/26)	205	206,562
Procter & Gamble Co. (The) 1.70%, 11/03/21	135	132,312
1.90%, 11/01/19	125	124,898
1.90%, 10/23/20	250	248,710
2.30%, 02/06/22	575	574,845
2.45%, 11/03/26	100	96,299
2.70%, 02/02/26	135	133,372
2.85%, 08/11/27	250	247,262
Unilever Capital Corp. 1.38%, 07/28/21	250	241,772
2.00%, 07/28/26	250	230,530
2.20%, 05/05/22 (Call 04/05/22)	250	247,760
2.90%, 05/05/27 (Call 02/05/27)	250	246,900
4.25%, 02/10/21	250	264,562

		3,832,105
Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.95%, 02/01/22 (Call 01/01/22)	500	516,750
4.25%, 07/01/20	250	259,660
4.50%, 05/15/21	300	315,165
4.63%, 10/30/20	350	368,151
Affiliated Managers Group Inc. 3.50%, 08/01/25	200	201,030
4.25%, 02/15/24	100	104,978
Air Lease Corp. 2.13%, 01/15/20	110	109,372
2.63%, 07/01/22 (Call 06/01/22)	140	138,256
2.75%, 01/15/23 (Call 12/15/22)	100	98,746
3.00%, 09/15/23 (Call 07/15/23)	20	19,848
3.38%, 01/15/19 (Call 12/15/18)	210	212,476
3.38%, 06/01/21 (Call 05/01/21)	110	112,523
3.63%, 04/01/27 (Call 01/01/27)	80	79,817
3.63%, 12/01/27 (Call 09/01/27)	100	99,309
3.75%, 02/01/22 (Call 12/01/21)	50	51,851

265

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Diversified Financial Services (continued)
4.25%, 09/15/24 (Call 06/15/24)	$250	$262,983
4.75%, 03/01/20(c)	150	157,439
American Express Co. 2.50%, 08/01/22 (Call 07/01/22)	500	494,045
2.65%, 12/02/22	500	496,345
American Express Credit Corp. 1.70%, 10/30/19 (Call 09/30/19)	100	99,125
2.13%, 03/18/19	825	825,388
2.25%, 08/15/19	450	450,778
2.25%, 05/05/21 (Call 04/04/21)	850	844,288
2.38%, 05/26/20 (Call 04/25/20)	460	460,534
2.70%, 03/03/22 (Call 01/31/22)	260	261,308
Ameriprise Financial Inc. 2.88%, 09/15/26 (Call 06/15/26)	70	68,139
4.00%, 10/15/23	390	413,408
5.30%, 03/15/20	240	255,295
Brookfield Finance Inc. 4.25%, 06/02/26 (Call 03/02/26)	100	103,010
Capital One Bank USA N.A. 2.25%, 02/13/19 (Call 01/13/19)	550	549,994
Charles Schwab Corp. (The) 3.00%, 03/10/25 (Call 12/10/24)	80	79,778
3.20%, 03/02/27 (Call 12/02/26)	200	202,136
4.45%, 07/22/20	347	366,120
CME Group Inc. 3.00%, 09/15/22	225	228,987
3.00%, 03/15/25 (Call 12/15/24)	250	253,058
Discover Financial Services 3.75%, 03/04/25 (Call 12/04/24)	150	151,026
3.85%, 11/21/22	825	850,006
3.95%, 11/06/24 (Call 08/06/24)	200	204,850
4.10%, 02/09/27 (Call 11/09/26)	35	35,676
E*TRADE Financial Corp. 2.95%, 08/24/22 (Call 07/24/22)	90	89,413
Eaton Vance Corp. 3.50%, 04/06/27 (Call 01/06/27)	350	357,507
Franklin Resources Inc. 2.80%, 09/15/22	250	251,708
2.85%, 03/30/25	125	123,724
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/20	1,716	1,709,719
3.37%, 11/15/25	550	558,998
Genpact Luxembourg Sarl 3.70%, 04/01/22 (Call 03/01/22)(a)	200	199,546
HSBC Finance Corp. 6.68%, 01/15/21	119	132,890
Intercontinental Exchange Inc. 2.75%, 12/01/20 (Call 11/01/20)	200	202,466
3.10%, 09/15/27 (Call 06/15/27)	350	347,375
3.75%, 12/01/25 (Call 09/01/25)	300	314,124
4.00%, 10/15/23	340	362,117
International Lease Finance Corp. 5.88%, 04/01/19	500	522,245
5.88%, 08/15/22	150	167,349
6.25%, 05/15/19	300	315,696
8.25%, 12/15/20	200	230,642
8.63%, 01/15/22	100	120,961
Invesco Finance PLC 3.13%, 11/30/22	150	152,004
4.00%, 01/30/24	250	263,092
Janus Capital Group Inc. 4.88%, 08/01/25 (Call 05/01/25)	250	267,422
Jefferies Group LLC 5.13%, 01/20/23	350	379,743
6.88%, 04/15/21	275	308,951

Security	Par (000)	Value
Diversified Financial Services (continued)
Jefferies Group LLC/Jefferies Group Capital Finance Inc. 4.85%, 01/15/27	$375	$397,339
Lazard Group LLC 3.75%, 02/13/25	330	335,329
4.25%, 11/14/20	200	209,456
Mastercard Inc. 2.00%, 04/01/19	58	58,070
2.95%, 11/21/26 (Call 08/21/26)	140	139,899
3.38%, 04/01/24	250	259,928
Nasdaq Inc. 3.85%, 06/30/26 (Call 03/30/26)	200	204,894
4.25%, 06/01/24 (Call 03/01/24)	300	316,734
5.55%, 01/15/20	180	191,543
National Rural Utilities Cooperative Finance Corp. 1.50%, 11/01/19	250	247,143
1.65%, 02/08/19	125	124,451
2.15%, 02/01/19 (Call 01/01/19)	375	375,367
2.30%, 11/15/19 (Call 10/15/19)	200	200,654
2.30%, 11/01/20 (Call 10/01/20)	200	200,240
2.40%, 04/25/22 (Call 03/25/22)	100	99,676
2.70%, 02/15/23 (Call 12/15/22)	250	250,673
3.05%, 02/15/22 (Call 11/15/21)	200	203,838
3.25%, 11/01/25 (Call 08/01/25)	145	147,242
3.40%, 11/15/23 (Call 08/15/23)	150	154,958
Nomura Holdings Inc. 6.70%, 03/04/20	325	353,645
ORIX Corp. 2.90%, 07/18/22	65	64,797
3.25%, 12/04/24	230	229,006
Raymond James Financial Inc. 3.63%, 09/15/26	400	401,220
Stifel Financial Corp. 4.25%, 07/18/24	195	200,249
Synchrony Financial 2.60%, 01/15/19 (Call 12/15/18)	179	179,592
3.00%, 08/15/19 (Call 07/15/19)	375	378,705
3.70%, 08/04/26 (Call 05/04/26)	450	442,908
4.25%, 08/15/24 (Call 05/15/24)	350	363,618
4.50%, 07/23/25 (Call 04/24/25)	455	473,728
TD Ameritrade Holding Corp. 2.95%, 04/01/22 (Call 02/01/22)	450	455,985
Visa Inc. 2.20%, 12/14/20 (Call 11/14/20)	1,030	1,029,269
2.75%, 09/15/27 (Call 06/15/27)	100	98,088
2.80%, 12/14/22 (Call 10/14/22)	620	627,049
3.15%, 12/14/25 (Call 09/14/25)	542	551,767

		28,146,400

Electric — 1.5%
AEP Texas Inc. 2.40%, 10/01/22 (Call 09/01/22)(a)	250	246,150
AEP Transmission Co. LLC 3.10%, 12/01/26 (Call 09/01/26)	155	154,357
Ameren Corp. 2.70%, 11/15/20 (Call 10/15/20)	125	125,744
Ameren Illinois Co. 2.70%, 09/01/22 (Call 06/01/22)	175	175,665
American Electric Power Co. Inc. 2.95%, 12/15/22 (Call 09/15/22)	175	177,417
Arizona Public Service Co. 2.95%, 09/15/27 (Call 06/15/27)	145	142,647
8.75%, 03/01/19	250	269,362
Berkshire Hathaway Energy Co. 2.40%, 02/01/20 (Call 01/01/20)	80	80,292
3.75%, 11/15/23 (Call 08/15/23)	70	73,212
Black Hills Corp. 4.25%, 11/30/23 (Call 08/30/23)	400	422,248

266

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
CenterPoint Energy Houston Electric LLC 2.25%, 08/01/22 (Call 05/01/22)	$100	$98,498
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	200	197,938
CenterPoint Energy Inc. 2.50%, 09/01/22 (Call 08/01/22)	35	34,560
CMS Energy Corp. 6.25%, 02/01/20	300	322,857
Commonwealth Edison Co. 2.95%, 08/15/27 (Call 05/15/27)	250	246,230
Consolidated Edison Co. of New York Inc. 6.65%, 04/01/19	175	185,054
7.13%, 12/01/18	114	119,454
Consumers Energy Co. 2.85%, 05/15/22 (Call 02/15/22)	50	50,610
3.38%, 08/15/23 (Call 05/15/23)	225	232,634
6.13%, 03/15/19	100	104,958
Dominion Energy Inc. 1.88%, 01/15/19	125	124,468
2.50%, 12/01/19 (Call 11/01/19)	300	300,438
2.75%, 01/15/22 (Call 12/15/21)	250	250,430
3.90%, 10/01/25 (Call 07/01/25)	100	104,468
4.45%, 03/15/21	350	370,993
5.20%, 08/15/19	250	261,532
Series C, 2.00%, 08/15/21 (Call 07/15/21)	100	97,829
DTE Electric Co. 2.85%, 10/01/26 (Call 07/01/26)	300	288,150
3.45%, 10/01/20 (Call 07/01/20)	270	278,027
3.75%, 08/15/47 (Call 02/15/47)	250	253,435
3.80%, 03/15/27 (Call 12/15/26)	100	103,051
DTE Energy Co. 2.40%, 12/01/19 (Call 11/01/19)	55	55,003
3.30%, 06/15/22 (Call 04/15/22)	225	228,982
Duke Energy Carolinas LLC 2.50%, 03/15/23 (Call 01/15/23)	425	422,773
2.95%, 12/01/26 (Call 09/01/26)	20	19,863
Duke Energy Corp. 1.80%, 09/01/21 (Call 08/01/21)	255	248,344
2.65%, 09/01/26 (Call 06/01/26)	265	252,540
3.05%, 08/15/22 (Call 05/15/22)	150	152,168
3.15%, 08/15/27 (Call 05/15/27)	25	24,663
3.55%, 09/15/21 (Call 06/15/21)	250	258,537
3.75%, 04/15/24 (Call 01/15/24)	330	343,880
5.05%, 09/15/19	262	274,783
Duke Energy Indiana LLC 3.75%, 07/15/20	225	232,913
Duke Energy Ohio Inc. 5.45%, 04/01/19	100	104,244
Duke Energy Progress LLC 2.80%, 05/15/22 (Call 02/15/22)	100	101,168
3.00%, 09/15/21 (Call 06/15/21)	150	153,012
3.25%, 08/15/25 (Call 05/15/25)	240	244,322
5.30%, 01/15/19	125	129,569
Edison International 2.13%, 04/15/20	250	248,917
2.40%, 09/15/22 (Call 08/15/22)	250	245,795
2.95%, 03/15/23 (Call 01/15/23)	250	251,227
Emera U.S. Finance LP 2.70%, 06/15/21 (Call 05/15/21)	155	154,989
3.55%, 06/15/26 (Call 03/15/26)	250	250,262
Entergy Arkansas Inc. 3.70%, 06/01/24 (Call 03/01/24)	275	288,629
3.75%, 02/15/21 (Call 11/15/20)	200	207,294

Security	Par (000)	Value
Electric (continued)
Entergy Corp. 2.95%, 09/01/26 (Call 06/01/26)	$550	$533,302
4.00%, 07/15/22 (Call 05/15/22)	355	371,990
Entergy Gulf States Louisiana LLC 5.59%, 10/01/24	20	22,973
Entergy Louisiana LLC 2.40%, 10/01/26 (Call 07/01/26)	30	28,374
Entergy Texas Inc. 7.13%, 02/01/19	50	52,709
Exelon Corp. 2.85%, 06/15/20 (Call 05/15/20)	505	510,272
3.40%, 04/15/26 (Call 01/15/26)	150	150,392
3.50%, 06/01/22 (Call 05/01/22)	200	204,624
3.95%, 06/15/25 (Call 03/15/25)	300	312,990
Exelon Generation Co. LLC 2.95%, 01/15/20 (Call 12/15/19)	175	176,843
3.40%, 03/15/22 (Call 02/15/22)	500	510,105
4.00%, 10/01/20 (Call 07/01/20)	15	15,554
4.25%, 06/15/22 (Call 03/15/22)	370	391,256
FirstEnergy Corp.
Series A, 2.85%, 07/15/22 (Call 05/15/22)	50	49,617
Series B, 4.25%, 03/15/23 (Call 12/15/22)	100	104,967
Florida Power & Light Co. 3.25%, 06/01/24 (Call 12/01/23)	150	154,109
Fortis Inc./Canada 3.06%, 10/04/26 (Call 07/04/26)	350	337,596
Georgia Power Co. 1.95%, 12/01/18	200	199,922
3.25%, 03/30/27 (Call 12/30/26)	250	247,897
4.25%, 12/01/19	100	104,241
Great Plains Energy Inc. 4.85%, 06/01/21 (Call 03/01/21)	50	52,889
ITC Holdings Corp. 2.70%, 11/15/22 (Call 10/15/22)(a)	115	114,638
3.35%, 11/15/27 (Call 08/15/27)(a)	250	249,602
Kentucky Utilities Co. 3.25%, 11/01/20 (Call 08/01/20)	50	51,253
LG&E & KU Energy LLC 3.75%, 11/15/20 (Call 08/15/20)	200	206,720
MidAmerican Energy Co. 2.40%, 03/15/19 (Call 02/15/19)	400	401,888
3.50%, 10/15/24 (Call 07/15/24)	150	157,040
Nevada Power Co. 7.13%, 03/15/19	350	371,311
NextEra Energy Capital Holdings Inc. 2.30%, 04/01/19	125	125,093
2.40%, 09/15/19 (Call 08/15/19)	50	50,107
2.70%, 09/15/19 (Call 08/15/19)	75	75,541
3.55%, 05/01/27 (Call 02/01/27)	410	418,417
4.50%, 06/01/21 (Call 03/01/21)	100	106,212
6.00%, 03/01/19	406	423,787
Northern States Power Co./MN 2.15%, 08/15/22 (Call 02/15/22)	205	201,794
2.20%, 08/15/20 (Call 07/15/20)	220	219,883
NSTAR Electric Co. 2.38%, 10/15/22 (Call 07/15/22)	250	247,132
3.20%, 05/15/27 (Call 02/15/27)	170	171,829
Oglethorpe Power Corp. 6.10%, 03/15/19	175	182,693
Ohio Power Co. Series M, 5.38%, 10/01/21	150	165,750
Oncor Electric Delivery Co. LLC 4.10%, 06/01/22 (Call 03/01/22)	25	26,422
7.00%, 09/01/22	225	267,399
Pacific Gas & Electric Co. 3.25%, 06/15/23 (Call 03/15/23)	100	101,531
3.40%, 08/15/24 (Call 05/15/24)	260	264,454
3.50%, 10/01/20 (Call 07/01/20)	225	231,127
3.75%, 02/15/24 (Call 11/15/23)	200	207,176
4.25%, 05/15/21 (Call 02/15/21)	100	105,172

267

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	$150	$152,807
3.85%, 06/15/21 (Call 03/15/21)	100	104,752
PG&E Corp. 2.40%, 03/01/19 (Call 02/01/19)	125	125,215
Pinnacle West Capital Corp. 2.25%, 11/30/20	250	249,452
Portland General Electric Co. 6.10%, 04/15/19	150	157,522
Potomac Electric Power Co. 3.60%, 03/15/24 (Call 12/15/23)	200	208,794
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	350	344,095
3.95%, 03/15/24 (Call 12/15/23)	75	78,822
4.20%, 06/15/22 (Call 03/15/22)	100	105,820
PPL Electric Utilities Corp. 3.00%, 09/15/21 (Call 06/15/21)	150	152,708
Progress Energy Inc. 3.15%, 04/01/22 (Call 01/01/22)	225	228,053
4.40%, 01/15/21 (Call 10/15/20)	175	183,727
7.05%, 03/15/19	300	318,060
PSEG Power LLC 3.00%, 06/15/21 (Call 05/15/21)	250	252,625
Public Service Co. of New Hampshire 3.50%, 11/01/23 (Call 08/01/23)	175	181,540
Public Service Electric & Gas Co. 1.90%, 03/15/21 (Call 02/15/21)	60	59,190
2.25%, 09/15/26 (Call 06/15/26)	250	234,925
2.38%, 05/15/23 (Call 02/15/23)	175	172,762
3.00%, 05/15/27 (Call 02/15/27)	60	59,565
Puget Energy Inc. 3.65%, 05/15/25 (Call 02/15/25)	175	177,910
San Diego Gas & Electric Co. 2.50%, 05/15/26 (Call 02/15/26)	275	263,686
3.00%, 08/15/21	220	225,141
SCANA Corp. 4.75%, 05/15/21 (Call 02/15/21)	320	330,426
Sierra Pacific Power Co. 2.60%, 05/01/26 (Call 02/01/26)	283	273,429
Southern Co. (The)
1.85%, 07/01/19	655	651,686
2.15%, 09/01/19 (Call 08/01/19)	350	349,450
2.35%, 07/01/21 (Call 06/01/21)	400	396,024
2.75%, 06/15/20 (Call 05/15/20)	475	478,496
3.25%, 07/01/26 (Call 04/01/26)	525	516,579
Series B, 5.50%, 03/15/57 (Call 03/15/22), (3 mo. LIBOR US + 3.630%)(b)	75	79,556
Southern Power Co. 4.15%, 12/01/25 (Call 09/01/25)	100	105,433
Southwestern Electric Power Co. 6.45%, 01/15/19	162	169,026
TECO Finance Inc. 5.15%, 03/15/20	225	237,382
TransAlta Corp. 4.50%, 11/15/22 (Call 08/15/22)	305	312,363
Tucson Electric Power Co. 3.05%, 03/15/25 (Call 12/15/24)	100	97,704
UIL Holdings Corp. 4.63%, 10/01/20	120	126,252
Union Electric Co. 3.50%, 04/15/24 (Call 01/15/24)	175	181,597
6.70%, 02/01/19	187	196,472
Virginia Electric & Power Co. 2.75%, 03/15/23 (Call 12/15/22)	50	50,078
2.95%, 01/15/22 (Call 10/15/21)	100	101,757
3.45%, 02/15/24 (Call 11/15/23)	250	257,890
Series A, 3.10%, 05/15/25 (Call 02/15/25)	250	251,525
Series A, 3.15%, 01/15/26 (Call 10/15/25)	155	156,108
Series B, 2.95%, 11/15/26 (Call 08/15/26)	75	74,317
Westar Energy Inc. 3.10%, 04/01/27 (Call 01/01/27)	45	45,054
Wisconsin Electric Power Co. 2.95%, 09/15/21 (Call 06/15/21)	200	203,310
Wisconsin Power & Light Co. 3.05%, 10/15/27 (Call 07/15/27)	170	169,257

Security	Par (000)	Value
Electric (continued)
Xcel Energy Inc. 2.40%, 03/15/21 (Call 02/15/21)	$200	$199,586
3.30%, 06/01/25 (Call 12/01/24)	85	86,016
3.35%, 12/01/26 (Call 06/01/26)	275	278,162
4.70%, 05/15/20 (Call 11/15/19)	150	156,882

		31,032,166
Electrical Components & Equipment — 0.0%
Emerson Electric Co. 2.63%, 02/15/23 (Call 11/15/22)	375	374,002
3.15%, 06/01/25 (Call 03/01/25)	200	201,966
Hubbell Inc. 3.35%, 03/01/26 (Call 12/01/25)	100	101,152
Legrand France SA 8.50%, 02/15/25	100	129,750

		806,870
Electronics — 0.3%
Agilent Technologies Inc. 3.88%, 07/15/23 (Call 04/15/23)	250	259,832
5.00%, 07/15/20	100	106,362
Amphenol Corp. 3.13%, 09/15/21 (Call 08/15/21)	400	407,048
4.00%, 02/01/22 (Call 11/01/21)	50	52,423
Arrow Electronics Inc. 3.25%, 09/08/24 (Call 07/08/24)	145	142,739
3.50%, 04/01/22 (Call 02/01/22)	100	101,367
4.00%, 04/01/25 (Call 01/01/25)	200	203,078
Avnet Inc. 4.63%, 04/15/26 (Call 01/15/26)	25	26,003
4.88%, 12/01/22	175	184,931
5.88%, 06/15/20	150	159,847
Corning Inc. 2.90%, 05/15/22 (Call 03/15/22)	185	185,561
4.25%, 08/15/20	50	52,283
Flex Ltd. 4.63%, 02/15/20	250	259,832
5.00%, 02/15/23	100	107,470
Fortive Corp. 1.80%, 06/15/19	275	272,789
2.35%, 06/15/21 (Call 05/15/21)	200	198,172
3.15%, 06/15/26 (Call 03/15/26)	425	421,222
Honeywell International Inc. 1.80%, 10/30/19	105	104,590
1.85%, 11/01/21 (Call 10/01/21)	325	318,354
3.35%, 12/01/23	250	260,290
Jabil Inc. 4.70%, 09/15/22	200	211,130
5.63%, 12/15/20	200	215,000
Keysight Technologies Inc. 4.55%, 10/30/24 (Call 07/30/24)	350	370,734
4.60%, 04/06/27 (Call 01/06/27)	100	105,594
Koninklijke Philips NV 3.75%, 03/15/22	200	208,498
PerkinElmer Inc. 5.00%, 11/15/21 (Call 08/15/21)	325	351,650
Tech Data Corp. 4.95%, 02/15/27 (Call 11/16/26)	65	67,986
Tyco Electronics Group SA 3.13%, 08/15/27 (Call 05/15/27)	50	49,450
3.70%, 02/15/26 (Call 11/15/25)	115	118,988

		5,523,223
Engineering & Construction — 0.0%
ABB Finance USA Inc. 2.88%, 05/08/22	250	254,208
Fluor Corp. 3.38%, 09/15/21	350	358,683

		612,891

268

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Environmental Control — 0.1%
Republic Services Inc. 3.20%, 03/15/25 (Call 12/15/24)	$200	$200,890
3.55%, 06/01/22 (Call 03/01/22)	200	206,734
4.75%, 05/15/23 (Call 02/15/23)	150	163,386
5.00%, 03/01/20	150	158,491
5.25%, 11/15/21	245	268,111
5.50%, 09/15/19	25	26,384
Waste Management Inc. 2.90%, 09/15/22 (Call 06/15/22)	50	50,464
3.50%, 05/15/24 (Call 02/15/24)	250	258,230
4.60%, 03/01/21 (Call 12/01/20)	125	132,995

		1,465,685
Food — 0.4%
Campbell Soup Co. 3.30%, 03/19/25 (Call 12/19/24)	175	176,601
Conagra Brands Inc. 3.20%, 01/25/23 (Call 10/25/22)	20	20,255
General Mills Inc. 2.20%, 10/21/19	250	249,858
2.60%, 10/12/22 (Call 09/12/22)	250	248,513
3.20%, 02/10/27 (Call 11/10/26)	100	99,545
3.65%, 02/15/24 (Call 11/15/23)	250	262,277
Hershey Co. (The) 2.30%, 08/15/26 (Call 05/15/26)	150	140,523
4.13%, 12/01/20	250	263,655
Ingredion Inc. 3.20%, 10/01/26 (Call 07/01/26)	110	108,086
4.63%, 11/01/20	50	52,776
JM Smucker Co. (The) 2.50%, 03/15/20	75	75,254
3.50%, 03/15/25	800	814,240
Kellogg Co. 2.65%, 12/01/23	225	223,254
3.25%, 04/01/26	165	163,565
3.40%, 11/15/27 (Call 08/15/27)	100	99,252
4.00%, 12/15/20	170	177,937
Kraft Heinz Foods Co. 2.80%, 07/02/20 (Call 06/02/20)	325	327,239
3.00%, 06/01/26 (Call 03/01/26)	265	253,321
3.50%, 06/06/22	450	460,287
3.50%, 07/15/22 (Call 05/15/22)	400	408,996
3.95%, 07/15/25 (Call 04/15/25)	540	556,508
Kroger Co. (The) 2.60%, 02/01/21 (Call 01/01/21)	240	240,202
2.65%, 10/15/26 (Call 07/15/26)(c)	200	185,496
2.80%, 08/01/22 (Call 07/01/22)	80	79,906
2.95%, 11/01/21 (Call 10/01/21)	150	151,925
3.30%, 01/15/21 (Call 12/15/20)	250	255,415
3.85%, 08/01/23 (Call 05/01/23)	150	155,568
4.00%, 02/01/24 (Call 11/01/23)	200	207,162
McCormick & Co. Inc./MD 2.70%, 08/15/22 (Call 07/15/22)	115	114,845
3.40%, 08/15/27 (Call 05/15/27)	250	252,052
Sysco Corp. 2.60%, 10/01/20 (Call 09/01/20)	65	65,384
2.60%, 06/12/22	200	199,002
3.25%, 07/15/27 (Call 04/15/27)	325	323,115
3.30%, 07/15/26 (Call 04/15/26)	130	130,380
Tyson Foods Inc. 2.65%, 08/15/19 (Call 07/15/19)	300	301,695
3.55%, 06/02/27 (Call 03/02/27)	375	380,467
3.95%, 08/15/24 (Call 05/15/24)	272	286,141

Security	Par (000)	Value
Food (continued)
4.50%, 06/15/22 (Call 03/15/22)	$420	$449,593
Whole Foods Market Inc. 5.20%, 12/03/25 (Call 09/03/25)	250	284,687

		9,244,977
Forest Products & Paper — 0.1%
Domtar Corp. 4.40%, 04/01/22 (Call 01/01/22)	100	104,636
Fibria Overseas Finance Ltd. 5.25%, 05/12/24(c)	425	456,794
International Paper Co. 3.00%, 02/15/27 (Call 11/15/26)	100	96,685
3.65%, 06/15/24 (Call 03/15/24)	350	362,754
4.75%, 02/15/22 (Call 11/15/21)	150	161,529

		1,182,398
Gas — 0.2%
Atmos Energy Corp. 3.00%, 06/15/27 (Call 03/15/27)	15	14,928
8.50%, 03/15/19	200	215,438
CenterPoint Energy Resources Corp. 4.50%, 01/15/21 (Call 10/15/20)	125	131,134
Dominion Energy Gas Holdings LLC 2.80%, 11/15/20 (Call 10/15/20)	495	499,302
3.60%, 12/15/24 (Call 09/15/24)	200	204,862
National Fuel Gas Co. 3.75%, 03/01/23 (Call 12/01/22)	350	356,020
5.20%, 07/15/25 (Call 04/15/25)	250	268,280
NiSource Finance Corp. 3.49%, 05/15/27 (Call 02/15/27)	395	399,345
ONE Gas Inc. 3.61%, 02/01/24 (Call 11/01/23)	25	25,956
Sempra Energy 2.88%, 10/01/22 (Call 07/01/22)	100	100,081
3.25%, 06/15/27 (Call 03/15/27)	250	246,987
3.55%, 06/15/24 (Call 03/15/24)	50	51,252
3.75%, 11/15/25 (Call 08/15/25)	250	257,437
4.05%, 12/01/23 (Call 09/01/23)	100	104,971
9.80%, 02/15/19	150	163,290
Southern California Gas Co. 2.60%, 06/15/26 (Call 03/15/26)	23	22,236
Southern Co. Gas Capital Corp. 2.45%, 10/01/23 (Call 08/01/23)	300	291,069
3.50%, 09/15/21 (Call 06/15/21)	240	245,779

		3,598,367
Hand & Machine Tools — 0.0%
Kennametal Inc. 2.65%, 11/01/19 (Call 10/01/19)	125	124,770
Stanley Black & Decker Inc. 2.90%, 11/01/22	50	50,340
3.40%, 12/01/21 (Call 09/01/21)	155	159,602

		334,712
Health Care – Products — 0.6%
Abbott Laboratories 2.00%, 03/15/20	100	99,069
2.35%, 11/22/19	170	170,177
2.55%, 03/15/22	250	247,265
2.80%, 09/15/20 (Call 08/15/20)	345	347,619
2.90%, 11/30/21 (Call 10/30/21)	50	50,292
2.95%, 03/15/25 (Call 12/15/24)	200	194,920
3.25%, 04/15/23 (Call 01/15/23)	75	75,891
3.40%, 11/30/23 (Call 09/30/23)	450	457,074
3.75%, 11/30/26 (Call 08/30/26)	600	611,838
3.88%, 09/15/25 (Call 06/15/25)	45	46,386
5.13%, 04/01/19	488	506,695
Baxter International Inc. 2.60%, 08/15/26 (Call 05/15/26)	230	219,372

269

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health Care – Products (continued)
Becton Dickinson and Co.
2.68%, 12/15/19	$250	$251,230
2.89%, 06/06/22 (Call 05/06/22)	200	198,614
3.13%, 11/08/21	300	301,944
3.25%, 11/12/20	350	355,761
3.70%, 06/06/27 (Call 03/06/27)	250	249,698
3.73%, 12/15/24 (Call 09/15/24)	358	365,035
Boston Scientific Corp.
3.85%, 05/15/25	250	258,043
6.00%, 01/15/20	300	321,303
Covidien International Finance SA 3.20%, 06/15/22 (Call 03/15/22)	300	306,885
Life Technologies Corp. 6.00%, 03/01/20	350	375,190
Medtronic Global Holdings SCA
1.70%, 03/28/19	115	114,507
3.35%, 04/01/27 (Call 01/01/27)	145	147,804
Medtronic Inc.
2.50%, 03/15/20	800	806,224
3.13%, 03/15/22 (Call 12/15/21)	300	306,879
3.15%, 03/15/22	525	538,198
3.50%, 03/15/25	275	284,182
3.63%, 03/15/24 (Call 12/15/23)	250	261,900
4.13%, 03/15/21 (Call 12/15/20)	400	420,032
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	530	532,406
3.38%, 05/15/24 (Call 02/15/24)	100	102,830
3.38%, 11/01/25 (Call 08/01/25)	80	81,694
3.50%, 03/15/26 (Call 12/15/25)	20	20,574
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	200	200,552
2.95%, 09/19/26 (Call 06/19/26)	180	174,852
3.00%, 04/15/23 (Call 02/15/23)	105	105,364
3.15%, 01/15/23 (Call 10/15/22)	400	405,512
3.20%, 08/15/27 (Call 05/15/27)	250	245,498
3.60%, 08/15/21 (Call 05/15/21)	450	464,440
3.65%, 12/15/25 (Call 09/15/25)	270	276,912
4.15%, 02/01/24 (Call 11/01/23)	75	79,372
4.50%, 03/01/21	50	53,009
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	350	350,189
3.15%, 04/01/22 (Call 02/01/22)	550	552,145
3.38%, 11/30/21 (Call 08/30/21)	200	202,568
3.55%, 04/01/25 (Call 01/01/25)	425	424,634

		13,162,578
Health Care – Services — 0.5%
Aetna Inc.
2.20%, 03/15/19 (Call 02/15/19)	330	329,680
2.75%, 11/15/22 (Call 08/15/22)	200	198,012
2.80%, 06/15/23 (Call 04/15/23)	100	98,548
3.50%, 11/15/24 (Call 08/15/24)	200	203,030
4.13%, 06/01/21 (Call 03/01/21)	200	208,758
Anthem Inc.
2.25%, 08/15/19	200	199,694
2.50%, 11/21/20	25	25,008
3.13%, 05/15/22	50	50,477
3.30%, 01/15/23	350	356,107
3.35%, 12/01/24 (Call 10/01/24)	95	95,576
3.50%, 08/15/24 (Call 05/15/24)	150	152,313
3.70%, 08/15/21 (Call 05/15/21)	225	232,303
4.35%, 08/15/20	100	104,891

Security	Par (000)	Value
Health Care – Services (continued)
Catholic Health Initiatives 2.95%, 11/01/22	$440	$437,972
Cigna Corp. 3.05%, 10/15/27 (Call 07/15/27)	250	241,677
3.25%, 04/15/25 (Call 01/15/25)	50	49,998
4.00%, 02/15/22 (Call 11/15/21)	100	104,516
4.50%, 03/15/21 (Call 12/15/20)	165	173,996
5.13%, 06/15/20	50	53,169
Coventry Health Care Inc. 5.45%, 06/15/21 (Call 03/15/21)	200	216,988
Dignity Health 2.64%, 11/01/19	100	100,119
Howard Hughes Medical Institute 3.50%, 09/01/23	275	288,579
Humana Inc.
2.63%, 10/01/19	45	45,198
3.15%, 12/01/22 (Call 09/01/22)	268	270,289
3.85%, 10/01/24 (Call 07/01/24)	225	233,370
3.95%, 03/15/27 (Call 12/15/26)	210	215,764
Laboratory Corp. of America Holdings
3.20%, 02/01/22	125	127,454
3.60%, 02/01/25 (Call 11/01/24)	350	356,440
3.60%, 09/01/27 (Call 06/01/27)	25	25,061
3.75%, 08/23/22 (Call 05/23/22)	300	311,493
Magellan Health Inc. 4.40%, 09/22/24 (Call 07/22/24)	250	251,445
Quest Diagnostics Inc.
2.70%, 04/01/19	250	251,292
3.50%, 03/30/25 (Call 12/30/24)	200	202,398
4.70%, 04/01/21	150	159,321
UnitedHealth Group Inc.
1.63%, 03/15/19	370	368,265
1.70%, 02/15/19	250	249,172
2.13%, 03/15/21	150	148,874
2.38%, 10/15/22	25	24,712
2.70%, 07/15/20	110	111,304
2.88%, 12/15/21	385	390,221
2.88%, 03/15/22 (Call 12/15/21)	200	202,492
2.88%, 03/15/23	300	302,715
3.10%, 03/15/26	315	316,266
3.35%, 07/15/22	125	128,766
3.38%, 04/15/27	300	307,176
3.45%, 01/15/27	190	195,493
3.75%, 07/15/25	320	336,006
4.70%, 02/15/21 (Call 11/15/20)	200	213,330

		9,665,728
Holding Companies – Diversified — 0.0%
Ares Capital Corp.
3.63%, 01/19/22 (Call 12/19/21)	100	100,619
3.88%, 01/15/20 (Call 12/15/19)	250	254,633
FS Investment Corp. 4.00%, 07/15/19	150	151,989
Leucadia National Corp. 5.50%, 10/18/23 (Call 01/18/23)	275	293,180

		800,421
Home Builders — 0.0%
DR Horton Inc.
4.00%, 02/15/20	288	296,712
5.75%, 08/15/23 (Call 05/15/23)	100	112,524
NVR Inc. 3.95%, 09/15/22 (Call 06/15/22)	100	104,675

		513,911
Home Furnishings — 0.0%
Leggett & Platt Inc. 3.80%, 11/15/24 (Call 08/15/24)	100	102,328
Whirlpool Corp. 4.85%, 06/15/21	295	316,278

		418,606

270

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Household Products & Wares — 0.1%
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	$250	$250,658
3.15%, 08/01/27 (Call 05/01/27)	60	58,883
Clorox Co. (The)
3.50%, 12/15/24 (Call 09/15/24)	100	103,172
3.80%, 11/15/21	300	313,653
Kimberly-Clark Corp.
1.90%, 05/22/19	340	339,252
2.75%, 02/15/26	80	78,555
3.05%, 08/15/25	250	252,060

		1,396,233
Housewares — 0.1%
Newell Brands Inc.
2.88%, 12/01/19 (Call 11/01/19)	255	257,438
3.15%, 04/01/21 (Call 03/01/21)	300	303,726
3.85%, 04/01/23 (Call 02/01/23)	150	155,289
3.90%, 11/01/25 (Call 08/01/25)	65	66,960
4.20%, 04/01/26 (Call 01/01/26)	600	626,526
Tupperware Brands Corp. 4.75%, 06/01/21 (Call 03/01/21)	225	238,257

		1,648,196
Insurance — 0.9%
Aflac Inc.
3.63%, 11/15/24	350	366,012
4.00%, 02/15/22	200	210,598
Alleghany Corp. 4.95%, 06/27/22	400	433,108
Allied World Assurance Co. Holdings Ltd. 4.35%, 10/29/25 (Call 07/29/25)	300	302,607
Allstate Corp. (The)
3.28%, 12/15/26 (Call 09/15/26)	100	101,190
7.45%, 05/16/19	100	107,135
Alterra Finance LLC 6.25%, 09/30/20	100	109,259
American Financial Group Inc./OH 3.50%, 08/15/26 (Call 05/15/26)	100	98,984
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	325	325,179
3.30%, 03/01/21 (Call 02/01/21)	275	281,020
3.75%, 07/10/25 (Call 04/10/25)	275	282,043
3.90%, 04/01/26 (Call 01/01/26)	550	566,907
4.13%, 02/15/24	384	405,032
4.88%, 06/01/22	400	433,540
6.40%, 12/15/20	175	194,607
Aon Corp. 5.00%, 09/30/20	200	213,696
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	125	128,106
3.88%, 12/15/25 (Call 09/15/25)	450	470,020
Arch Capital Finance LLC 4.01%, 12/15/26 (Call 09/15/26)	135	140,245
AXIS Specialty Finance PLC 4.00%, 12/06/27	250	249,413
Berkshire Hathaway Finance Corp.
1.30%, 08/15/19	395	390,540
4.25%, 01/15/21	970	1,028,481
Berkshire Hathaway Inc.
2.10%, 08/14/19	300	300,453
2.20%, 03/15/21 (Call 02/15/21)	30	29,947
2.75%, 03/15/23 (Call 01/15/23)	500	502,485
3.13%, 03/15/26 (Call 12/15/25)	625	628,962
3.40%, 01/31/22	100	103,957
Brighthouse Financial Inc. 3.70%, 06/22/27 (Call 03/22/27)(a)	250	243,540

Security	Par (000)	Value
Insurance (continued)
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	$70	$70,027
2.70%, 03/13/23	600	598,326
2.88%, 11/03/22 (Call 09/03/22)	85	85,921
3.35%, 05/03/26 (Call 02/03/26)	45	45,858
5.90%, 06/15/19	250	264,363
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	35	34,417
3.95%, 05/15/24 (Call 02/15/24)	200	207,744
4.50%, 03/01/26 (Call 12/01/25)	270	288,962
5.88%, 08/15/20	75	80,909
Fidelity National Financial Inc. 5.50%, 09/01/22	300	329,889
First American Financial Corp. 4.60%, 11/15/24	100	104,120
Hartford Financial Services Group Inc. (The) 5.13%, 04/15/22	500	547,645
Lincoln National Corp.
3.35%, 03/09/25	75	75,444
3.63%, 12/12/26 (Call 09/15/26)	345	350,472
4.85%, 06/24/21	100	107,074
Loews Corp. 3.75%, 04/01/26 (Call 01/01/26)	270	278,289
Manulife Financial Corp. 4.15%, 03/04/26	325	343,590
Markel Corp. 3.50%, 11/01/27 (Call 08/01/27)	40	39,604
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	290	290,313
2.75%, 01/30/22 (Call 12/30/21)	85	85,271
3.30%, 03/14/23 (Call 01/14/23)	45	46,033
3.50%, 06/03/24 (Call 03/03/24)	250	257,903
MetLife Inc.
3.00%, 03/01/25	250	249,368
3.05%, 12/15/22	225	228,681
3.60%, 04/10/24	250	260,585
3.60%, 11/13/25 (Call 08/13/25)	55	57,097
4.75%, 02/08/21	375	401,977
7.72%, 02/15/19	50	53,295
Series D, 4.37%, 09/15/23	200	215,730
Old Republic International Corp. 4.88%, 10/01/24 (Call 09/01/24)	175	188,241
Primerica Inc. 4.75%, 07/15/22	100	107,961
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	90	88,877
3.40%, 05/15/25 (Call 02/15/25)	100	101,458
Progressive Corp. (The)
2.45%, 01/15/27	200	189,966
3.75%, 08/23/21	100	104,304
Prudential Financial Inc.
2.35%, 08/15/19	300	301,254
3.50%, 05/15/24	300	310,944
4.50%, 11/16/21	250	268,263
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(b)	50	52,994
5.63%, 06/15/43 (Call 06/15/23), (3 mo. LIBOR US + 3.920%)(b)	20	21,623
5.88%, 09/15/42 (Call 09/15/22), (3 mo. LIBOR US + 4.175%)(b)	400	438,140
Reinsurance Group of America Inc. 5.00%, 06/01/21	200	214,148
Unum Group
4.00%, 03/15/24	200	207,718
5.63%, 09/15/20	125	134,889
Voya Financial Inc. 3.65%, 06/15/26	150	150,477
Willis Towers Watson PLC 5.75%, 03/15/21	100	108,835

271

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Insurance (continued)
WR Berkley Corp. 4.63%, 03/15/22	$400	$427,936
XLIT Ltd. 2.30%, 12/15/18	140	140,001
4.45%, 03/31/25	150	153,081
5.75%, 10/01/21	250	275,617

		18,632,700
Internet — 0.4%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	400	401,240
3.13%, 11/28/21 (Call 09/28/21)	500	507,500
3.40%, 12/06/27 (Call 09/06/27)	370	367,998
3.60%, 11/28/24 (Call 08/28/24)(c)	200	205,968
Alphabet Inc.
3.38%, 02/25/24	400	418,392
3.63%, 05/19/21	170	178,371
Amazon.com Inc.
1.90%, 08/21/20(a)	175	173,829
2.50%, 11/29/22 (Call 08/29/22)	200	199,700
2.60%, 12/05/19 (Call 11/05/19)	743	751,106
2.80%, 08/22/24 (Call 06/22/24)(a)	215	213,787
3.15%, 08/22/27 (Call 05/22/27)(a)	435	435,239
3.30%, 12/05/21 (Call 10/05/21)	575	594,786
3.80%, 12/05/24 (Call 09/05/24)	25	26,351
Baidu Inc.
3.50%, 11/28/22	300	305,895
4.13%, 06/30/25	400	416,524
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	150	149,909
2.60%, 07/15/22 (Call 04/15/22)	450	446,603
2.75%, 01/30/23 (Call 12/30/22)	325	322,127
3.25%, 10/15/20 (Call 07/15/20)	145	148,210
3.45%, 08/01/24 (Call 05/01/24)	450	456,507
3.80%, 03/09/22 (Call 02/09/22)	75	77,936
Expedia Inc.
5.00%, 02/15/26 (Call 11/15/25)	50	53,641
5.95%, 08/15/20	550	594,913
Priceline Group Inc. (The)
2.75%, 03/15/23 (Call 02/15/23)	175	173,269
3.60%, 06/01/26 (Call 03/01/26)	350	351,054

		7,970,855
Iron & Steel — 0.1%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	250	262,873
4.13%, 09/15/22 (Call 06/15/22)	100	105,458
Reliance Steel & Aluminum Co. 4.50%, 04/15/23 (Call 01/15/23)	100	105,702
Vale Overseas Ltd.
4.38%, 01/11/22	675	702,992
6.25%, 08/10/26	355	411,580

		1,588,605
Leisure Time — 0.0%
Carnival Corp. 3.95%, 10/15/20	150	156,364
Harley-Davidson Inc. 3.50%, 07/28/25 (Call 04/28/25)	150	154,140
Royal Caribbean Cruises Ltd. 2.65%, 11/28/20	80	80,132
5.25%, 11/15/22(c)	150	165,336

		555,972
Lodging — 0.1%
Hyatt Hotels Corp. 3.38%, 07/15/23 (Call 04/15/23)	85	86,427

Security	Par (000)	Value
Lodging (continued)
Marriott International Inc./MD 2.30%, 01/15/22 (Call 12/15/21)	$25	$24,530
2.88%, 03/01/21 (Call 02/01/21)	100	100,688
3.00%, 03/01/19 (Call 12/01/18)	170	171,306
3.25%, 09/15/22 (Call 06/15/22)	100	101,372
3.38%, 10/15/20 (Call 07/15/20)	105	107,348
3.75%, 03/15/25 (Call 12/15/24)	65	66,835
Series R, 3.13%, 06/15/26 (Call 03/15/26)	250	245,715
Wyndham Worldwide Corp. 3.90%, 03/01/23 (Call 12/01/22)	200	199,140
4.25%, 03/01/22 (Call 12/01/21)	250	255,500
5.10%, 10/01/25 (Call 07/01/25)	125	132,027

		1,490,888
Machinery — 0.3%
Caterpillar Financial Services Corp. 1.70%, 08/09/21	100	97,701
1.85%, 09/04/20	40	39,605
1.90%, 03/22/19	25	24,977
1.93%, 10/01/21	15	14,708
2.00%, 03/05/20	350	348,821
2.10%, 06/09/19	520	520,681
2.25%, 12/01/19	100	100,235
2.40%, 06/06/22	90	89,690
2.55%, 11/29/22	250	249,090
3.30%, 06/09/24	150	154,332
7.15%, 02/15/19	150	159,063
Caterpillar Inc. 2.60%, 06/26/22 (Call 03/26/22)	425	425,816
3.40%, 05/15/24 (Call 02/15/24)	20	20,757
3.90%, 05/27/21	450	473,242
Deere & Co. 2.60%, 06/08/22 (Call 03/08/22)	300	300,837
4.38%, 10/16/19	300	312,321
John Deere Capital Corp. 1.95%, 03/04/19	160	159,931
1.95%, 06/22/20	50	49,643
2.05%, 03/10/20	300	299,223
2.15%, 09/08/22	50	49,067
2.38%, 07/14/20	265	265,519
2.55%, 01/08/21	150	151,049
2.65%, 01/06/22	190	191,609
2.65%, 06/24/24	135	133,595
2.80%, 03/04/21	225	228,092
2.80%, 03/06/23	400	402,908
2.80%, 09/08/27	100	97,762
3.15%, 10/15/21	325	333,606
3.35%, 06/12/24	200	206,114
Series 0014, 2.45%, 09/11/20	220	221,107
Rockwell Automation Inc. 2.88%, 03/01/25 (Call 12/01/24)	125	123,421
Roper Technologies Inc. 3.00%, 12/15/20 (Call 11/15/20)	200	202,722
3.13%, 11/15/22 (Call 08/15/22)	250	252,545
Wabtec Corp./DE 3.45%, 11/15/26 (Call 08/15/26)	270	263,463

		6,963,252
Manufacturing — 0.4%
3M Co. 1.63%, 06/15/19	200	199,118
1.63%, 09/19/21 (Call 08/19/21)	250	244,265
2.00%, 06/26/22	20	19,657

272

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Manufacturing (continued)
2.25%, 03/15/23 (Call 02/15/23)	$100	$99,056
3.00%, 08/07/25	250	252,887
Carlisle Companies Inc. 3.75%, 11/15/22 (Call 08/15/22)	75	77,132
Dover Corp. 3.15%, 11/15/25 (Call 08/15/25)	100	101,329
Eaton Corp. 2.75%, 11/02/22	660	660,647
3.10%, 09/15/27 (Call 06/15/27)	100	98,141
General Electric Co. 2.20%, 01/09/20 (Call 12/09/19)	25	24,959
2.70%, 10/09/22	325	325,270
3.10%, 01/09/23	300	304,668
3.15%, 09/07/22	193	196,846
3.38%, 03/11/24	50	51,460
3.45%, 05/15/24 (Call 02/13/24)	130	134,497
4.38%, 09/16/20	200	209,978
4.63%, 01/07/21	50	53,143
4.65%, 10/17/21	1,000	1,071,910
5.30%, 02/11/21	300	324,237
5.50%, 01/08/20	100	106,503
6.00%, 08/07/19	1,156	1,228,643
Illinois Tool Works Inc. 1.95%, 03/01/19	125	124,915
2.65%, 11/15/26 (Call 08/15/26)	300	292,287
3.38%, 09/15/21 (Call 06/15/21)	325	335,075
6.25%, 04/01/19	100	105,391
Ingersoll-Rand Global Holding Co. Ltd. 2.88%, 01/15/19	125	125,745
4.25%, 06/15/23	325	346,502
Ingersoll-Rand Luxembourg Finance SA 2.63%, 05/01/20 (Call 04/01/20)	70	70,097
Parker-Hannifin Corp. 3.25%, 03/01/27 (Call 12/01/26)(a)	100	100,651
3.30%, 11/21/24 (Call 08/21/24)	250	256,530
3.50%, 09/15/22	25	25,890
Textron Inc. 3.65%, 03/15/27 (Call 12/15/26)	210	212,497
Trinity Industries Inc. 4.55%, 10/01/24 (Call 07/01/24)	100	102,428

		7,882,354
Media — 1.0%
21st Century Fox America Inc. 3.00%, 09/15/22	475	479,816
3.38%, 11/15/26 (Call 08/15/26)	85	85,009
3.70%, 09/15/24 (Call 06/15/24)	20	20,632
3.70%, 10/15/25 (Call 07/15/25)	355	365,142
4.00%, 10/01/23	200	209,992
6.90%, 03/01/19	300	316,887
CBS Corp. 2.30%, 08/15/19 (Call 07/15/19)	90	90,083
2.50%, 02/15/23 (Call 01/15/23)	250	244,130
3.38%, 03/01/22 (Call 12/01/21)	425	432,667
3.50%, 01/15/25 (Call 10/15/24)	85	85,186
3.70%, 08/15/24 (Call 05/15/24)	300	308,562
4.00%, 01/15/26 (Call 10/15/25)	75	76,303
Charter Communications Operating LLC/ Charter Communications Operating Capital 3.58%, 07/23/20 (Call 06/23/20)	700	711,298
4.46%, 07/23/22 (Call 05/23/22)	625	652,537
4.91%, 07/23/25 (Call 04/23/25)	880	928,981
Comcast Cable Communications Holdings Inc. 9.46%, 11/15/22	315	413,359

Security	Par (000)	Value
Media (continued)
Comcast Corp. 1.63%, 01/15/22 (Call 12/15/21)	$155	$150,042
2.35%, 01/15/27 (Call 10/15/26)	325	303,885
2.75%, 03/01/23 (Call 02/01/23)	235	235,146
2.85%, 01/15/23	50	50,406
3.00%, 02/01/24 (Call 01/01/24)	195	196,648
3.13%, 07/15/22	550	564,366
3.15%, 03/01/26 (Call 12/01/25)	320	320,976
3.30%, 02/01/27 (Call 11/01/26)	100	100,749
3.38%, 02/15/25 (Call 11/15/24)	200	204,434
3.38%, 08/15/25 (Call 05/15/25)	25	25,561
3.60%, 03/01/24	270	280,838
5.15%, 03/01/20	145	154,260
Discovery Communications LLC 2.95%, 03/20/23 (Call 02/20/23)	75	73,703
3.25%, 04/01/23	100	99,242
3.30%, 05/15/22	200	200,928
3.45%, 03/15/25 (Call 12/15/24)	100	97,958
4.38%, 06/15/21	250	261,930
4.90%, 03/11/26 (Call 12/11/25)	100	105,871
Grupo Televisa SAB 6.63%, 03/18/25	100	118,607
NBCUniversal Media LLC 2.88%, 01/15/23	400	403,364
5.15%, 04/30/20	925	988,603
Scripps Networks Interactive Inc. 2.80%, 06/15/20 (Call 05/15/20)	200	200,366
3.90%, 11/15/24 (Call 08/15/24)	525	532,996
Thomson Reuters Corp. 3.85%, 09/29/24 (Call 06/29/24)	450	466,123
Time Warner Cable LLC 4.00%, 09/01/21 (Call 06/01/21)	200	204,894
4.13%, 02/15/21 (Call 11/15/20)	400	411,680
5.00%, 02/01/20	150	156,876
8.25%, 04/01/19	625	671,275
8.75%, 02/14/19	300	322,041
Time Warner Inc. 2.10%, 06/01/19	200	199,426
2.95%, 07/15/26 (Call 04/15/26)	245	231,442
3.40%, 06/15/22	250	255,150
3.55%, 06/01/24 (Call 03/01/24)	400	406,616
3.60%, 07/15/25 (Call 04/15/25)	550	551,974
3.80%, 02/15/27 (Call 11/15/26)	405	404,814
4.00%, 01/15/22	200	208,494
4.05%, 12/15/23	300	314,139
4.70%, 01/15/21	145	153,803
4.88%, 03/15/20	415	436,675
Viacom Inc. 3.13%, 06/15/22 (Call 03/15/22)	475	465,918
3.45%, 10/04/26 (Call 07/04/26)	380	361,429
3.88%, 12/15/21	100	101,828
3.88%, 04/01/24 (Call 01/01/24)	100	99,273
4.25%, 09/01/23 (Call 06/01/23)	300	303,144
Walt Disney Co. (The) 1.65%, 01/08/19	400	398,852
1.80%, 06/05/20	75	74,396
1.85%, 05/30/19	200	199,508
1.85%, 07/30/26	265	241,616
2.15%, 09/17/20	438	437,426
2.55%, 02/15/22	350	351,022
2.75%, 08/16/21	500	507,205
2.95%, 06/15/27	275	272,209

273

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Media (continued)
3.15%, 09/17/25	$165	$168,100
3.75%, 06/01/21	125	130,966

		20,599,777
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp. 3.25%, 06/15/25 (Call 03/15/25)	450	458,959

Mining — 0.1%
Barrick North America Finance LLC 4.40%, 05/30/21	185	196,672
BHP Billiton Finance USA Ltd. 2.88%, 02/24/22	550	558,580
Goldcorp Inc. 3.70%, 03/15/23 (Call 12/15/22)	350	360,133
Newmont Mining Corp. 3.50%, 03/15/22 (Call 12/15/21)	100	102,155
Rio Tinto Finance USA Ltd. 3.75%, 06/15/25 (Call 03/15/25)	525	551,691
Rio Tinto Finance USA PLC 2.88%, 08/21/22 (Call 05/21/22)	31	31,250
Southern Copper Corp. 3.50%, 11/08/22	220	226,725
3.88%, 04/23/25	30	31,313

		2,058,519
Office & Business Equipment — 0.0%
Pitney Bowes Inc. 3.63%, 10/01/21 (Call 09/01/21)	150	140,088
4.13%, 05/15/22 (Call 04/15/22)	50	46,319
4.63%, 03/15/24 (Call 12/15/23)(c)	250	226,950
4.70%, 04/01/23 (Call 03/01/23)	100	92,934
Xerox Corp. 2.75%, 09/01/20	166	164,461
3.63%, 03/15/23 (Call 02/15/23)	100	97,170
3.80%, 05/15/24(c)	100	97,024
4.50%, 05/15/21	125	129,598

		994,544
Oil & Gas — 2.1%
Anadarko Petroleum Corp. 3.45%, 07/15/24 (Call 04/15/24)	250	248,390
4.85%, 03/15/21 (Call 02/15/21)	430	455,069
8.70%, 03/15/19	100	107,722
Andeavor 4.75%, 12/15/23 (Call 10/15/23)(a)	100	106,909
5.13%, 12/15/26 (Call 09/15/26)(a)	50	54,688
Apache Corp. 2.63%, 01/15/23 (Call 10/15/22)	150	146,021
3.25%, 04/15/22 (Call 01/15/22)	450	453,348
BP Capital Markets PLC 2.11%, 09/16/21 (Call 08/16/21)	400	395,248
2.24%, 05/10/19	650	651,774
2.32%, 02/13/20	25	25,079
2.52%, 01/15/20	350	352,541
2.52%, 09/19/22 (Call 08/19/22)	255	253,595
2.75%, 05/10/23	200	200,184
3.02%, 01/16/27 (Call 10/16/26)	500	493,545
3.06%, 03/17/22	25	25,504
3.12%, 05/04/26 (Call 02/04/26)	455	455,883
3.22%, 11/28/23 (Call 09/28/23)	525	536,613
3.22%, 04/14/24 (Call 02/14/24)	300	305,547
3.54%, 11/04/24	323	334,857
3.56%, 11/01/21	220	228,800
3.99%, 09/26/23	250	265,805
4.75%, 03/10/19	350	361,795

Security	Par (000)	Value
Oil & Gas (continued)
Canadian Natural Resources Ltd. 3.80%, 04/15/24 (Call 01/15/24)	$150	$153,789
3.85%, 06/01/27 (Call 03/01/27)	430	434,575
3.90%, 02/01/25 (Call 11/01/24)	225	230,848
Cenovus Energy Inc. 3.00%, 08/15/22 (Call 05/15/22)	350	346,136
4.25%, 04/15/27 (Call 01/15/27)(a)(c)	250	247,610
Chevron Corp. 1.56%, 05/16/19	650	646,145
1.96%, 03/03/20 (Call 02/03/20)	300	299,346
2.10%, 05/16/21 (Call 04/15/21)	150	148,889
2.36%, 12/05/22 (Call 09/05/22)	925	914,797
2.41%, 03/03/22 (Call 01/03/22)	195	195,164
2.42%, 11/17/20 (Call 10/17/20)	425	427,388
2.95%, 05/16/26 (Call 02/16/26)	675	671,517
3.19%, 06/24/23 (Call 03/24/23)	600	616,080
3.33%, 11/17/25 (Call 08/17/25)	100	102,727
CNOOC Finance 2013 Ltd. 3.00%, 05/09/23	1,350	1,340,887
CNOOC Nexen Finance 2014 ULC 4.25%, 04/30/24	750	792,750
Concho Resources Inc. 4.38%, 01/15/25 (Call 01/15/20)	100	103,719
ConocoPhillips Co. 2.20%, 05/15/20 (Call 04/15/20)	90	90,157
2.40%, 12/15/22 (Call 09/15/22)	600	592,482
2.88%, 11/15/21 (Call 09/15/21)	200	202,398
3.35%, 11/15/24 (Call 08/15/24)	289	296,213
4.20%, 03/15/21 (Call 02/15/21)	120	126,518
4.95%, 03/15/26 (Call 12/15/25)	40	45,084
Devon Energy Corp. 3.25%, 05/15/22 (Call 02/15/22)(c)	542	551,219
Ecopetrol SA 4.13%, 01/16/25	775	784,889
5.38%, 06/26/26 (Call 03/26/26)	575	618,062
5.88%, 09/18/23	200	223,118
7.63%, 07/23/19	395	426,272
Encana Corp. 6.50%, 05/15/19	100	105,364
EOG Resources Inc. 2.45%, 04/01/20 (Call 03/01/20)	75	75,119
4.10%, 02/01/21	750	785,647
4.15%, 01/15/26 (Call 10/15/25)	280	296,251
EQT Corp. 2.50%, 10/01/20 (Call 09/01/20)	15	14,936
3.00%, 10/01/22 (Call 09/01/22)	100	99,030
4.88%, 11/15/21	400	427,592
Exxon Mobil Corp. 1.82%, 03/15/19 (Call 02/15/19)	400	399,720
1.91%, 03/06/20 (Call 02/06/20)	220	219,230
2.22%, 03/01/21 (Call 02/01/21)	455	455,059
2.40%, 03/06/22 (Call 01/06/22)	250	250,198
2.71%, 03/06/25 (Call 12/06/24)	950	945,649
2.73%, 03/01/23 (Call 01/01/23)	300	302,406
3.04%, 03/01/26 (Call 12/01/25)	390	395,643
3.18%, 03/15/24 (Call 12/15/23)	414	426,495
Hess Corp. 3.50%, 07/15/24 (Call 04/15/24)	145	142,531
4.30%, 04/01/27 (Call 01/01/27)	100	99,578
HollyFrontier Corp. 5.88%, 04/01/26 (Call 01/01/26)	140	155,114
Husky Energy Inc. 4.00%, 04/15/24 (Call 01/15/24)	100	103,845
6.15%, 06/15/19	100	105,413
7.25%, 12/15/19	300	327,498
Kerr-McGee Corp. 6.95%, 07/01/24	100	117,947

274

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas (continued)
Marathon Oil Corp. 3.85%, 06/01/25 (Call 03/01/25)	$300	$302,877
4.40%, 07/15/27 (Call 04/15/27)	200	206,098
Marathon Petroleum Corp. 3.40%, 12/15/20 (Call 11/15/20)	230	235,456
3.63%, 09/15/24 (Call 06/15/24)	115	117,161
5.13%, 03/01/21	305	327,558
Noble Energy Inc. 4.15%, 12/15/21 (Call 09/15/21)	650	679,744
Occidental Petroleum Corp. 2.70%, 02/15/23 (Call 11/15/22)	100	100,236
3.00%, 02/15/27 (Call 11/15/26)	15	14,849
3.13%, 02/15/22 (Call 11/15/21)	45	46,034
3.40%, 04/15/26 (Call 01/15/26)	470	480,876
3.50%, 06/15/25 (Call 03/15/25)	200	205,694
Series 1, 4.10%, 02/01/21 (Call 11/01/20)	530	556,362
Petroleos Mexicanos 3.13%, 01/23/19	30	30,232
3.50%, 07/23/20	875	889,184
3.50%, 01/30/23	575	564,121
4.25%, 01/15/25	250	249,143
4.50%, 01/23/26	200	200,264
4.63%, 09/21/23	325	336,355
4.88%, 01/24/22	975	1,020,552
4.88%, 01/18/24	375	390,067
5.50%, 01/21/21	500	533,665
6.00%, 03/05/20	1,000	1,067,800
6.38%, 02/04/21	300	327,531
6.50%, 03/13/27(a)	25	27,592
6.88%, 08/04/26	575	655,822
8.00%, 05/03/19	250	269,455
Phillips 66 4.30%, 04/01/22	400	424,764
Pioneer Natural Resources Co. 3.45%, 01/15/21 (Call 12/15/20)	55	56,369
3.95%, 07/15/22 (Call 04/15/22)	325	339,485
Shell International Finance BV 1.38%, 05/10/19	250	247,778
1.75%, 09/12/21	275	268,755
1.88%, 05/10/21	150	147,852
2.13%, 05/11/20	700	699,335
2.25%, 11/10/20	740	740,096
2.25%, 01/06/23	75	73,730
2.38%, 08/21/22	500	496,110
2.50%, 09/12/26	287	275,187
2.88%, 05/10/26	430	424,135
3.25%, 05/11/25	210	214,387
3.40%, 08/12/23	100	103,743
4.30%, 09/22/19	526	545,899
4.38%, 03/25/20	100	104,907
Statoil ASA 2.45%, 01/17/23	595	591,067
2.75%, 11/10/21	10	10,120
5.25%, 04/15/19	1,125	1,172,025
Total Capital Canada Ltd. 2.75%, 07/15/23	100	100,731
Total Capital International SA 2.10%, 06/19/19	100	100,114
2.13%, 01/10/19	480	480,878
2.70%, 01/25/23	150	150,660
2.88%, 02/17/22	375	380,992
3.70%, 01/15/24	300	316,464
3.75%, 04/10/24	364	384,577

Security	Par (000)	Value
Oil & Gas (continued)
Total Capital SA 4.13%, 01/28/21	$225	$237,418
Valero Energy Corp. 3.40%, 09/15/26 (Call 06/15/26)	485	481,886
6.13%, 02/01/20	450	484,335
XTO Energy Inc. 6.50%, 12/15/18	150	156,900

		44,383,388
Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC 3.20%, 08/15/21 (Call 05/15/21)	200	204,382
Halliburton Co. 3.50%, 08/01/23 (Call 05/01/23)	125	128,679
3.80%, 11/15/25 (Call 08/15/25)	600	618,294
National Oilwell Varco Inc. 2.60%, 12/01/22 (Call 09/01/22	275	269,142
TechnipFMC PLC 3.45%, 10/01/22 (Call 07/01/22)(a)	245	244,532

		1,465,029
Packaging & Containers — 0.0%
Bemis Co. Inc. 3.10%, 09/15/26 (Call 06/15/26)	50	48,249
4.50%, 10/15/21 (Call 07/15/21)	150	158,566
Packaging Corp. of America 3.65%, 09/15/24 (Call 06/15/24)	40	40,850
4.50%, 11/01/23 (Call 08/01/23)	200	215,838
WestRock Co. 3.38%, 09/15/27 (Call 06/15/27)(a)	15	14,887
WestRock RKT Co. 4.00%, 03/01/23 (Call 12/01/22)	250	260,872
4.90%, 03/01/22	50	54,181

		793,443
Pharmaceuticals — 1.5%
AbbVie Inc. 2.30%, 05/14/21 (Call 04/14/21)	380	376,390
2.50%, 05/14/20 (Call 04/14/20)	675	677,126
2.85%, 05/14/23 (Call 03/14/23)	375	373,601
2.90%, 11/06/22	700	700,693
3.20%, 05/14/26 (Call 02/14/26)	625	618,162
3.60%, 05/14/25 (Call 02/14/25)	450	459,571
Actavis Inc. 3.25%, 10/01/22 (Call 07/01/22)	400	402,532
Allergan Funding SCS 3.00%, 03/12/20 (Call 02/12/20)	485	489,375
3.45%, 03/15/22 (Call 01/15/22)	724	736,091
3.80%, 03/15/25 (Call 12/15/24)	700	706,587
3.85%, 06/15/24 (Call 03/15/24)	100	102,282
Allergan Inc./U.S. 2.80%, 03/15/23 (Call 12/15/22)	545	535,370
3.38%, 09/15/20	150	152,819
AmerisourceBergen Corp. 3.25%, 03/01/25 (Call 12/01/24)	100	100,123
3.40%, 05/15/24 (Call 02/15/24)	150	151,755
3.45%, 12/15/27	150	149,187
AstraZeneca PLC 2.38%, 11/16/20	350	349,468
2.38%, 06/12/22 (Call 05/12/22)	70	68,952
3.13%, 06/12/27 (Call 03/12/27)	25	24,607
3.38%, 11/16/25	550	556,237
Bristol-Myers Squibb Co. 2.00%, 08/01/22	340	333,251
3.25%, 11/01/23	300	309,234
3.25%, 02/27/27	105	107,087

275

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pharmaceuticals (continued)
Cardinal Health Inc. 2.62%, 06/15/22 (Call 05/15/22)	$75	$73,711
3.08%, 06/15/24 (Call 04/15/24)	150	147,497
3.41%, 06/15/27 (Call 03/15/27)	500	489,625
3.50%, 11/15/24 (Call 08/15/24)	250	251,555
4.63%, 12/15/20	100	105,612
Eli Lilly & Co. 1.95%, 03/15/19	250	250,078
3.10%, 05/15/27 (Call 02/15/27)	180	181,494
Express Scripts Holding Co. 2.25%, 06/15/19	420	419,517
3.05%, 11/30/22 (Call 10/30/22)	250	249,543
3.30%, 02/25/21 (Call 01/25/21)	60	61,000
3.40%, 03/01/27 (Call 12/01/26)	100	97,681
3.50%, 06/15/24 (Call 03/15/24)	300	301,803
3.90%, 02/15/22	300	311,280
4.50%, 02/25/26 (Call 11/27/25)	400	421,932
4.75%, 11/15/21	300	320,154
GlaxoSmithKline Capital Inc. 2.80%, 03/18/23	100	101,063
GlaxoSmithKline Capital PLC 2.85%, 05/08/22	850	862,053
Johnson & Johnson 1.65%, 12/05/18	514	513,507
1.65%, 03/01/21 (Call 02/01/21)	50	49,202
2.05%, 03/01/23 (Call 01/01/23)	290	284,330
2.45%, 03/01/26 (Call 12/01/25)	425	413,419
2.95%, 09/01/20	100	102,366
3.38%, 12/05/23	250	261,813
3.55%, 05/15/21	300	313,116
McKesson Corp. 2.28%, 03/15/19	290	290,310
2.70%, 12/15/22 (Call 09/15/22)	250	248,515
2.85%, 03/15/23 (Call 12/15/22)	125	124,318
4.75%, 03/01/21 (Call 12/01/20)	100	106,230
7.50%, 02/15/19	80	84,885
Mead Johnson Nutrition Co. 3.00%, 11/15/20	285	289,671
4.13%, 11/15/25 (Call 08/15/25)	210	223,178
Merck & Co. Inc. 1.85%, 02/10/20	230	228,910
2.35%, 02/10/22	500	499,965
2.75%, 02/10/25 (Call 11/10/24)	325	322,871
2.80%, 05/18/23	575	580,048
Merck Sharp & Dohme Corp. 5.00%, 06/30/19	625	653,962
Mylan NV 3.00%, 12/15/18	275	276,705
3.15%, 06/15/21 (Call 05/15/21)	570	572,992
3.95%, 06/15/26 (Call 03/15/26)	325	324,070
Novartis Capital Corp. 2.40%, 05/17/22 (Call 04/17/22)	350	349,209
2.40%, 09/21/22	300	298,251
3.10%, 05/17/27 (Call 02/17/27)	260	263,536
3.40%, 05/06/24	550	572,093
4.40%, 04/24/20	25	26,308
Novartis Securities Investment Ltd. 5.13%, 02/10/19	662	685,309
Perrigo Finance Unlimited Co. 3.90%, 12/15/24 (Call 09/15/24)	250	254,750
4.38%, 03/15/26 (Call 12/15/25)	200	206,662
Pfizer Inc. 1.45%, 06/03/19	600	595,716
1.70%, 12/15/19	350	348,022

Security	Par (000)	Value
Pharmaceuticals (continued)
2.10%, 05/15/19	$250	$250,625
2.20%, 12/15/21	470	468,552
2.75%, 06/03/26	650	638,904
3.00%, 06/15/23	250	255,925
3.00%, 12/15/26	400	401,580
3.40%, 05/15/24	230	238,910
Sanofi 4.00%, 03/29/21	250	263,820
Shire Acquisitions Investments Ireland DAC 1.90%, 09/23/19	750	742,852
2.40%, 09/23/21 (Call 08/23/21)	580	570,239
2.88%, 09/23/23 (Call 07/23/23)	100	97,826
3.20%, 09/23/26 (Call 06/23/26)	765	737,047
Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	250	224,978
Series 2, 3.65%, 11/10/21	195	185,681
Teva Pharmaceutical Finance IV LLC 2.25%, 03/18/20	300	287,511
Teva Pharmaceutical Finance Netherlands III BV 1.70%, 07/19/19	555	537,473
2.20%, 07/21/21	430	395,566
2.80%, 07/21/23	665	588,445
3.15%, 10/01/26(c)	370	308,510
Zoetis Inc. 3.00%, 09/12/27 (Call 06/12/27)	250	242,963
3.25%, 02/01/23 (Call 11/01/22)	225	228,884
4.50%, 11/13/25 (Call 08/13/25)	265	289,491

		31,446,119
Pipelines — 1.1%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 4.25%, 12/01/27 (Call 09/01/27)	35	34,978
Boardwalk Pipelines LP 3.38%, 02/01/23 (Call 11/01/22)	250	248,555
5.95%, 06/01/26 (Call 03/01/26)	240	267,938
Buckeye Partners LP 4.15%, 07/01/23 (Call 04/01/23)	100	102,509
4.35%, 10/15/24 (Call 07/15/24)	450	465,129
Columbia Pipeline Group Inc. 3.30%, 06/01/20 (Call 05/01/20)	125	126,970
Enable Midstream Partners LP 3.90%, 05/15/24 (Call 02/15/24)	250	250,820
Enbridge Energy Partners LP 4.20%, 09/15/21 (Call 06/15/21)	330	343,751
4.38%, 10/15/20 (Call 09/15/20)	350	365,823
5.88%, 10/15/25 (Call 07/15/25)	75	85,162
Enbridge Inc. 3.50%, 06/10/24 (Call 03/10/24)	505	510,373
3.70%, 07/15/27 (Call 04/15/27)	250	249,743
4.25%, 12/01/26 (Call 09/01/26)	180	187,807
Series 16-A, 6.00%, 01/15/77 (Call 01/15/27),
(3 mo. LIBOR US + 3.890%)(b)	75	78,368
Energy Transfer LP 3.60%, 02/01/23 (Call 11/01/22)	100	100,267
4.05%, 03/15/25 (Call 12/15/24)	550	553,074
4.15%, 10/01/20 (Call 08/01/20)	238	246,335
4.65%, 06/01/21 (Call 03/01/21)	425	446,713
4.75%, 01/15/26 (Call 10/15/25)	550	572,335
5.20%, 02/01/22 (Call 11/01/21)	390	417,889
Energy Transfer LP/Regency Energy Finance Corp. 5.50%, 04/15/23.	15	15,413
5.88%, 03/01/22 (Call 12/01/21)	50	54,778

276

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pipelines (continued)
EnLink Midstream Partners LP 2.70%, 04/01/19 (Call 03/01/19)	$455	$454,481
4.15%, 06/01/25 (Call 03/01/25)	200	201,332
4.40%, 04/01/24 (Call 01/01/24)	100	103,101
4.85%, 07/15/26 (Call 04/15/26)	120	125,756
Enterprise Products Operating LLC 2.55%, 10/15/19 (Call 09/15/19)	195	195,704
2.85%, 04/15/21 (Call 03/15/21)	155	156,406
3.35%, 03/15/23 (Call 12/15/22)	475	484,376
3.70%, 02/15/26 (Call 11/15/25)	50	51,077
3.75%, 02/15/25 (Call 11/15/24)	49	50,414
3.90%, 02/15/24 (Call 11/15/23)	545	566,756
3.95%, 02/15/27 (Call 11/15/26)(c)	325	337,526
5.25%, 01/31/20	100	105,881
6.50%, 01/31/19	315	329,988
EQT Midstream Partners LP 4.00%, 08/01/24 (Call 05/01/24)	175	176,227
Kinder Morgan Energy Partners LP 3.45%, 02/15/23 (Call 11/15/22)	450	451,723
3.50%, 03/01/21 (Call 01/01/21)	50	50,923
3.95%, 09/01/22 (Call 06/01/22)	175	180,934
4.15%, 03/01/22	200	208,348
4.25%, 09/01/24 (Call 06/01/24)	240	249,062
4.30%, 05/01/24 (Call 02/01/24)	100	103,996
5.00%, 10/01/21 (Call 07/01/21)	100	106,882
6.50%, 04/01/20	330	357,971
6.85%, 02/15/20	350	381,185
9.00%, 02/01/19	90	96,679
Kinder Morgan Inc./DE 3.05%, 12/01/19 (Call 11/01/19)	575	580,451
3.15%, 01/15/23 (Call 12/15/22)	300	297,885
4.30%, 06/01/25 (Call 03/01/25)	50	51,790
6.50%, 09/15/20	200	219,490
Magellan Midstream Partners LP 4.25%, 02/01/21	300	314,130
MPLX LP 4.13%, 03/01/27 (Call 12/01/26)	345	350,213
4.88%, 12/01/24 (Call 09/01/24)	200	214,650
4.88%, 06/01/25 (Call 03/01/25)	350	374,199
5.50%, 02/15/23 (Call 01/02/18)	409	420,284
ONEOK Inc. 4.00%, 07/13/27 (Call 04/13/27)	75	75,278
4.25%, 02/01/22 (Call 11/01/21)	50	51,989
7.50%, 09/01/23 (Call 06/01/23)	25	29,796
ONEOK Partners LP 3.38%, 10/01/22 (Call 07/01/22)	325	327,668
5.00%, 09/15/23 (Call 06/15/23)	250	269,633
Plains All American Pipeline LP/PAA Finance Corp. 2.60%, 12/15/19 (Call 11/15/19)	250	249,335
3.60%, 11/01/24 (Call 08/01/24)	500	484,530
3.85%, 10/15/23 (Call 07/15/23)	250	248,863
4.50%, 12/15/26 (Call 09/15/26)	50	50,205
4.65%, 10/15/25 (Call 07/15/25)	200	204,156
5.75%, 01/15/20	75	79,256
8.75%, 05/01/19	440	477,752
Sabine Pass Liquefaction LLC 5.63%, 04/15/23 (Call 01/15/23)	200	219,666
5.63%, 03/01/25 (Call 12/01/24)	700	770,378
5.75%, 05/15/24 (Call 02/15/24)	200	221,692
5.88%, 06/30/26 (Call 12/31/25)	525	588,126

Security	Par (000)	Value
Pipelines (continued)
Spectra Energy Capital LLC 3.30%, 03/15/23 (Call 12/15/22)	$275	$275,404
Spectra Energy Partners LP 3.38%, 10/15/26 (Call 07/15/26)	53	52,121
3.50%, 03/15/25 (Call 12/15/24)	400	401,648
Sunoco Logistics Partners Operations LP 3.45%, 01/15/23 (Call 10/15/22)	100	99,816
TC PipeLines LP 3.90%, 05/25/27 (Call 02/25/27)	45	45,091
4.38%, 03/13/25 (Call 12/13/24)	275	286,017
4.65%, 06/15/21 (Call 03/15/21)	50	52,175
TransCanada PipeLines Ltd. 2.50%, 08/01/22	200	198,520
3.75%, 10/16/23 (Call 07/16/23)	50	52,382
7.13%, 01/15/19	200	210,720
Western Gas Partners LP 4.00%, 07/01/22 (Call 04/01/22)	225	230,130
4.65%, 07/01/26 (Call 04/01/26)	300	310,791
Williams Partners LP 3.35%, 08/15/22 (Call 05/15/22)	200	202,704
3.60%, 03/15/22 (Call 01/15/22)	250	255,723
3.75%, 06/15/27 (Call 03/15/27)	400	396,948
3.90%, 01/15/25 (Call 10/15/24)	248	252,561
4.00%, 11/15/21 (Call 08/15/21)	220	228,470
4.00%, 09/15/25 (Call 06/15/25)	25	25,547
4.30%, 03/04/24 (Call 12/04/23)	35	36,697
5.25%, 03/15/20	775	821,616
Williams Partners LP/ACMP Finance Corp. 4.88%, 03/15/24 (Call 03/15/19)	390	407,296

		23,265,250
Real Estate — 0.1%
CBRE Services Inc. 4.88%, 03/01/26 (Call 12/01/25)	25	27,065
5.25%, 03/15/25 (Call 12/15/24)	200	219,894
Prologis LP 3.75%, 11/01/25 (Call 08/01/25)	695	728,534
4.25%, 08/15/23 (Call 05/15/23)	250	268,735

		1,244,228
Real Estate Investment Trusts (REITs) — 1.3%
Alexandria Real Estate Equities Inc. 4.60%, 04/01/22 (Call 01/01/22)	250	265,412
American Tower Corp. 2.25%, 01/15/22	205	200,435
3.38%, 10/15/26 (Call 07/15/26)	145	142,406
3.40%, 02/15/19	350	354,291
3.50%, 01/31/23	275	281,083
3.55%, 07/15/27 (Call 04/15/27)	90	89,238
4.00%, 06/01/25 (Call 03/01/25)	550	567,622
4.40%, 02/15/26 (Call 11/15/25)	30	31,612
4.70%, 03/15/22	300	323,607
5.00%, 02/15/24	275	302,071
5.05%, 09/01/20	300	319,164
AvalonBay Communities Inc. 2.95%, 09/15/22 (Call 06/15/22)	250	252,640
2.95%, 05/11/26 (Call 02/11/26)	250	244,205
3.35%, 05/15/27 (Call 02/15/27)	100	100,490
3.50%, 11/15/25 (Call 08/15/25)	30	30,773

277

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
Boston Properties LP 2.75%, 10/01/26 (Call 07/01/26)	$200	$188,852
3.65%, 02/01/26 (Call 11/03/25)	490	496,963
4.13%, 05/15/21 (Call 02/15/21)	400	419,560
5.88%, 10/15/19 (Call 07/17/19)	250	264,420
Brandywine Operating Partnership LP 3.95%, 11/15/27 (Call 08/15/27)	100	99,019
Brixmor Operating Partnership LP 3.25%, 09/15/23 (Call 07/15/23)	250	244,500
3.65%, 06/15/24 (Call 04/15/24)	135	133,819
3.88%, 08/15/22 (Call 06/15/22)	20	20,519
3.90%, 03/15/27 (Call 12/15/26)	250	246,718
4.13%, 06/15/26 (Call 03/15/26)	250	252,262
Camden Property Trust 2.95%, 12/15/22 (Call 09/15/22)	50	50,155
CBL & Associates LP 4.60%, 10/15/24 (Call 07/15/24)(c)	40	35,967
5.25%, 12/01/23 (Call 09/01/23)(c)	350	333,427
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 04/15/23	285	294,425
Columbia Property Trust Operating Partnership LP 3.65%, 08/15/26 (Call 05/15/26)	425	415,051
Corporate Office Properties LP 3.70%, 06/15/21 (Call 04/15/21)	125	127,630
Crown Castle International Corp. 2.25%, 09/01/21 (Call 08/01/21)	145	142,577
3.40%, 02/15/21 (Call 01/15/21)	500	511,745
3.70%, 06/15/26 (Call 03/15/26)	250	249,650
4.45%, 02/15/26 (Call 11/15/25)	500	524,770
5.25%, 01/15/23	325	356,795
CubeSmart LP 3.13%, 09/01/26 (Call 06/01/26)	20	19,080
4.38%, 12/15/23 (Call 09/15/23)	150	158,181
DDR Corp. 3.38%, 05/15/23 (Call 02/15/23)	250	245,830
3.90%, 08/15/24 (Call 06/15/24)	35	34,927
4.63%, 07/15/22 (Call 04/15/22)	350	366,905
Digital Realty Trust LP 3.40%, 10/01/20 (Call 09/01/20)	250	255,767
3.63%, 10/01/22 (Call 07/03/22)	468	482,129
5.25%, 03/15/21 (Call 12/15/20)	225	241,983
Duke Realty LP 3.88%, 10/15/22 (Call 07/15/22)	250	260,250
4.38%, 06/15/22 (Call 03/15/22)	250	265,500
EPR Properties 4.75%, 12/15/26 (Call 09/15/26)	100	103,145
ERP Operating LP 2.85%, 11/01/26 (Call 08/01/26)	195	188,456
3.00%, 04/15/23 (Call 01/15/23)	200	202,462
3.25%, 08/01/27 (Call 05/01/27)	50	49,796
Essex Portfolio LP 3.25%, 05/01/23 (Call 02/01/23)	130	131,424
3.88%, 05/01/24 (Call 02/01/24)	600	622,320
HCP Inc. 3.15%, 08/01/22 (Call 05/01/22)	300	302,661
3.75%, 02/01/19 (Call 11/01/18)	250	253,375
3.88%, 08/15/24 (Call 05/17/24)	155	158,711
4.00%, 06/01/25 (Call 03/01/25)	120	123,481
4.25%, 11/15/23 (Call 08/15/23)	300	315,435
5.38%, 02/01/21 (Call 11/03/20)	105	113,063
Healthcare Trust of America Holdings LP 3.75%, 07/01/27 (Call 04/01/27)	150	149,517

Security	Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
Hospitality Properties Trust 4.65%, 03/15/24 (Call 09/15/23)	$150	$157,694
5.00%, 08/15/22 (Call 02/15/22)	400	428,212
Host Hotels & Resorts LP 4.00%, 06/15/25 (Call 03/15/25)	300	305,841
Series D, 3.75%, 10/15/23 (Call 07/15/23)	395	402,687
Kilroy Realty LP 3.45%, 12/15/24 (Call 09/15/24)	250	248,860
4.38%, 10/01/25 (Call 07/01/25)	100	104,980
Kimco Realty Corp. 3.13%, 06/01/23 (Call 03/01/23)	500	500,215
3.20%, 05/01/21 (Call 03/01/21)	100	101,701
3.30%, 02/01/25 (Call 12/01/24)	50	49,555
3.80%, 04/01/27 (Call 01/01/27)	100	100,735
6.88%, 10/01/19	30	32,398
Liberty Property LP 4.40%, 02/15/24 (Call 11/15/23)	250	266,457
4.75%, 10/01/20 (Call 07/01/20)	250	263,392
Mid-America Apartments LP 4.30%, 10/15/23 (Call 07/15/23)	300	316,149
National Retail Properties Inc. 5.50%, 07/15/21 (Call 04/15/21)	100	108,450
Omega Healthcare Investors Inc. 4.50%, 04/01/27 (Call 01/01/27)	25	24,548
4.95%, 04/01/24 (Call 01/01/24)	250	261,137
5.25%, 01/15/26 (Call 10/15/25)	150	156,521
Piedmont Operating Partnership LP 3.40%, 06/01/23 (Call 03/01/23)	200	199,274
4.45%, 03/15/24 (Call 12/15/23)	100	104,229
Public Storage 3.09%, 09/15/27 (Call 06/15/27)	100	99,110
Rayonier Inc. 3.75%, 04/01/22 (Call 01/01/22)	480	485,760
Realty Income Corp. 3.00%, 01/15/27 (Call 10/15/26)	15	14,263
3.25%, 10/15/22 (Call 07/15/22)	300	305,073
3.88%, 07/15/24 (Call 04/15/24)	100	102,680
4.65%, 08/01/23 (Call 05/01/23)	250	269,860
6.75%, 08/15/19	95	102,219
Select Income REIT 4.50%, 02/01/25 (Call 11/01/24)	400	405,016
Senior Housing Properties Trust 3.25%, 05/01/19 (Call 02/01/19)	250	251,547
Simon Property Group LP 2.20%, 02/01/19 (Call 11/01/18)	170	170,393
2.35%, 01/30/22 (Call 10/30/21)	115	113,972
2.63%, 06/15/22 (Call 03/15/22)	100	99,917
2.75%, 02/01/23 (Call 11/01/22)	200	200,084
3.25%, 11/30/26 (Call 08/30/26)	250	247,863
3.30%, 01/15/26 (Call 10/15/25)	250	249,610
3.38%, 10/01/24 (Call 07/01/24)	200	204,252
3.38%, 06/15/27 (Call 03/15/27)	350	350,507
3.75%, 02/01/24 (Call 11/01/23)	250	260,625
4.13%, 12/01/21 (Call 09/01/21)	425	449,195
4.38%, 03/01/21 (Call 12/01/20)	320	338,662
UDR Inc. 2.95%, 09/01/26 (Call 06/01/26)	20	19,172
3.50%, 07/01/27 (Call 04/01/27)	100	99,607
3.75%, 07/01/24 (Call 04/01/24)	135	138,807
Ventas Realty LP 3.25%, 10/15/26 (Call 07/15/26)	600	583,320
3.75%, 05/01/24 (Call 02/01/24)	100	102,679
3.85%, 04/01/27 (Call 01/01/27)	100	101,561

278

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
Ventas Realty LP/Ventas Capital Corp. 2.70%, 04/01/20 (Call 01/01/20)	$95	$95,416
4.25%, 03/01/22 (Call 12/01/21)	150	157,433
4.75%, 06/01/21 (Call 03/01/21)	150	159,312
VEREIT Operating Partnership LP 4.13%, 06/01/21 (Call 05/01/21)	250	259,972
4.60%, 02/06/24 (Call 11/06/23)	50	52,417
4.88%, 06/01/26 (Call 03/01/26)	250	266,125
Vornado Realty LP 5.00%, 01/15/22 (Call 10/15/21)	225	242,318
Welltower Inc. 3.75%, 03/15/23 (Call 12/15/22)	20	20,694
4.13%, 04/01/19 (Call 01/01/19)	300	306,198
4.50%, 01/15/24 (Call 10/15/23)	270	288,573
4.95%, 01/15/21 (Call 10/15/20)	100	106,589
5.25%, 01/15/22 (Call 10/15/21)	100	108,959
Weyerhaeuser Co. 4.63%, 09/15/23	100	108,248
7.38%, 10/01/19	125	136,215
WP Carey Inc. 4.60%, 04/01/24 (Call 01/01/24)	305	318,676

		26,484,205
Retail — 1.0%
Advance Auto Parts Inc. 4.50%, 01/15/22 (Call 10/15/21)	50	52,519
4.50%, 12/01/23 (Call 09/01/23)	200	209,704
5.75%, 05/01/20	100	106,760
AutoNation Inc. 3.35%, 01/15/21 (Call 12/15/20)	155	157,359
AutoZone Inc. 3.13%, 04/21/26 (Call 01/21/26)	70	67,828
3.25%, 04/15/25 (Call 01/15/25)	165	164,122
3.70%, 04/15/22 (Call 01/15/22)	300	310,404
Bed Bath & Beyond Inc. 3.75%, 08/01/24 (Call 05/01/24)(c)	50	49,357
Best Buy Co. Inc. 5.50%, 03/15/21 (Call 12/15/20)(c)	213	229,522
Costco Wholesale Corp. 1.70%, 12/15/19	275	273,347
2.15%, 05/18/21 (Call 04/18/21)	50	49,766
2.25%, 02/15/22	170	169,101
2.30%, 05/18/22 (Call 04/18/22)	50	49,733
3.00%, 05/18/27 (Call 02/18/27)	350	348,607
CVS Health Corp. 2.13%, 06/01/21 (Call 05/01/21)	50	48,953
2.25%, 12/05/18 (Call 11/05/18)	79	79,128
2.25%, 08/12/19 (Call 07/12/19)	300	299,583
2.75%, 12/01/22 (Call 09/01/22)	500	492,390
2.80%, 07/20/20 (Call 06/20/20)	600	604,026
2.88%, 06/01/26 (Call 03/01/26)	50	47,336
3.38%, 08/12/24 (Call 05/12/24)	250	250,590
3.50%, 07/20/22 (Call 05/20/22)	150	152,766
3.88%, 07/20/25 (Call 04/20/25)	50	51,119
4.00%, 12/05/23 (Call 09/05/23)	275	286,357
4.13%, 05/15/21 (Call 02/15/21)	200	208,478
Darden Restaurants Inc. 3.85%, 05/01/27 (Call 02/01/27)	300	304,173
Dollar General Corp. 3.25%, 04/15/23 (Call 01/15/23)	250	253,160
3.88%, 04/15/27 (Call 01/15/27)	300	311,280
Home Depot Inc. (The) 2.00%, 04/01/21 (Call 03/01/21)	495	490,703
2.13%, 09/15/26 (Call 06/15/26)	175	163,487
2.63%, 06/01/22 (Call 05/01/22)	725	729,379
2.70%, 04/01/23 (Call 01/01/23)	100	100,731
2.80%, 09/14/27 (Call 06/14/27)	250	244,785

Security	Par (000)	Value
Retail (continued)
3.00%, 04/01/26 (Call 01/01/26)	$200	$199,688
3.35%, 09/15/25 (Call 06/15/25)	70	72,057
3.75%, 02/15/24 (Call 11/15/23)	350	369,026
Kohl’s Corp. 4.00%, 11/01/21 (Call 08/01/21)	100	102,917
4.25%, 07/17/25 (Call 04/17/25)(c)	250	253,952
4.75%, 12/15/23 (Call 09/15/23)	100	104,389
Lowe’s Companies Inc. 2.50%, 04/15/26 (Call 01/15/26)	400	381,044
3.10%, 05/03/27 (Call 02/03/27)	300	297,984
3.12%, 04/15/22 (Call 01/15/22)	25	25,629
3.13%, 09/15/24 (Call 06/15/24)	250	253,967
3.38%, 09/15/25 (Call 06/15/25)	250	255,365
3.80%, 11/15/21 (Call 08/15/21)	200	209,740
Macy’s Retail Holdings Inc. 2.88%, 02/15/23 (Call 11/15/22)(c)	375	343,976
3.63%, 06/01/24 (Call 03/01/24)(c)	175	163,683
3.88%, 01/15/22 (Call 10/15/21)(c)	225	223,695
4.38%, 09/01/23 (Call 06/01/23)	50	48,728
6.65%, 07/15/24	120	129,875
McDonald’s Corp. 1.88%, 05/29/19	50	49,869
2.20%, 05/26/20 (Call 04/26/20)	100	99,943
2.63%, 01/15/22	100	100,438
2.75%, 12/09/20 (Call 11/09/20)	725	733,591
3.25%, 06/10/24	100	102,447
3.50%, 03/01/27 (Call 12/01/26)	300	307,023
3.70%, 01/30/26 (Call 10/30/25)	300	311,763
Nordstrom Inc. 4.00%, 10/15/21 (Call 07/15/21)	200	206,164
4.00%, 03/15/27 (Call 12/15/26)	200	198,372
O’Reilly Automotive Inc. 3.55%, 03/15/26 (Call 12/15/25)(c)	325	327,174
3.85%, 06/15/23 (Call 03/15/23)	250	260,827
4.63%, 09/15/21 (Call 06/15/21)	100	106,441
QVC Inc. 3.13%, 04/01/19	75	75,484
4.38%, 03/15/23	200	206,086
4.85%, 04/01/24	100	104,689
5.13%, 07/02/22	170	180,603
Starbucks Corp. 2.00%, 12/05/18 (Call 11/05/18)	380	380,619
2.45%, 06/15/26 (Call 03/15/26)	220	211,488
2.70%, 06/15/22 (Call 04/15/22)	250	252,160
3.85%, 10/01/23 (Call 07/01/23)	50	53,156
Tapestry Inc. 3.00%, 07/15/22 (Call 06/15/22)	50	49,707
4.13%, 07/15/27 (Call 04/15/27)	155	155,172
Target Corp. 2.50%, 04/15/26(c)	250	238,360
2.90%, 01/15/22	350	356,233
3.50%, 07/01/24	200	207,362
3.88%, 07/15/20	300	313,104
TJX Companies Inc. (The) 2.25%, 09/15/26 (Call 06/15/26)	320	299,158
2.50%, 05/15/23 (Call 02/15/23)	125	123,974
Walgreen Co. 3.10%, 09/15/22	175	175,980

279

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Retail (continued)
Walgreens Boots Alliance Inc. 2.70%, 11/18/19 (Call 10/18/19)	$400	$402,756
3.45%, 06/01/26 (Call 03/01/26)	625	613,294
3.80%, 11/18/24 (Call 08/18/24)	300	306,678
Wal-Mart Stores Inc. 1.95%, 12/15/18	176	176,322
2.55%, 04/11/23 (Call 01/11/23)	95	95,196
2.65%, 12/15/24 (Call 10/15/24)	200	198,862
3.25%, 10/25/20	675	696,613
3.30%, 04/22/24 (Call 01/22/24)	400	416,620
3.63%, 07/08/20	50	51,940
5.88%, 04/05/27	100	124,531

		20,062,467
Savings & Loans — 0.0%
First Niagara Financial Group Inc. 6.75%, 03/19/20	100	109,497
People’s United Financial Inc. 3.65%, 12/06/22 (Call 09/06/22)	117	120,144

		229,641
Semiconductors — 0.5%
Analog Devices Inc. 2.88%, 06/01/23 (Call 03/01/23)	175	174,263
3.50%, 12/05/26 (Call 09/05/26)	500	504,000
Applied Materials Inc. 2.63%, 10/01/20 (Call 09/01/20)	100	101,007
3.30%, 04/01/27 (Call 01/01/27)	185	187,625
3.90%, 10/01/25 (Call 07/01/25)	260	276,869
4.30%, 06/15/21	600	637,866
Broadcom Corp./Broadcom Cayman Finance Ltd. 2.20%, 01/15/21(a)	400	389,368
2.65%, 01/15/23 (Call 12/15/22)(a)	400	383,684
3.00%, 01/15/22 (Call 12/15/21)(a)	345	340,960
3.13%, 01/15/25 (Call 11/15/24)(a)	260	247,312
3.63%, 01/15/24 (Call 11/15/23)(a)	150	148,562
3.88%, 01/15/27 (Call 10/15/26)(a)	1,500	1,471,125
Intel Corp. 2.60%, 05/19/26 (Call 02/19/26)	300	291,849
3.10%, 07/29/22	200	205,086
3.15%, 05/11/27 (Call 02/11/27)	250	253,435
3.30%, 10/01/21	975	1,009,164
3.70%, 07/29/25 (Call 04/29/25)	480	504,965
KLA-Tencor Corp. 4.13%, 11/01/21 (Call 09/01/21)	475	496,128
4.65%, 11/01/24 (Call 08/01/24)	158	171,291
Lam Research Corp. 2.80%, 06/15/21 (Call 05/15/21)	80	80,568
3.80%, 03/15/25 (Call 12/15/24)	200	207,480
NVIDIA Corp. 3.20%, 09/16/26 (Call 06/16/26)	250	249,932
QUALCOMM Inc. 2.25%, 05/20/20	280	277,262
2.60%, 01/30/23 (Call 12/30/22)	70	67,854
3.00%, 05/20/22	900	898,623
3.25%, 05/20/27 (Call 02/20/27)	500	480,275
3.45%, 05/20/25 (Call 02/20/25)	250	249,322
Texas Instruments Inc. 1.65%, 08/03/19	300	298,356
1.75%, 05/01/20 (Call 04/01/20)	145	143,770
2.63%, 05/15/24 (Call 03/15/24)	55	54,504
2.75%, 03/12/21 (Call 02/12/21)	175	177,655
2.90%, 11/03/27 (Call 08/03/27)	25	24,744

Security	Par (000)	Value
Semiconductors (continued)
Xilinx Inc. 2.13%, 03/15/19	$100	$99,922
2.95%, 06/01/24 (Call 04/01/24)	145	143,753
3.00%, 03/15/21	100	101,060

		11,349,639
Software — 0.9%
Activision Blizzard Inc. 3.40%, 09/15/26 (Call 06/15/26)	200	201,092
Adobe Systems Inc. 3.25%, 02/01/25 (Call 11/01/24)	300	307,566
Autodesk Inc. 3.50%, 06/15/27 (Call 03/15/27)	170	167,799
4.38%, 06/15/25 (Call 03/15/25)	445	471,024
Broadridge Financial Solutions Inc. 3.40%, 06/27/26 (Call 03/27/26)	325	322,179
CA Inc. 3.60%, 08/15/22 (Call 07/15/22)	70	70,775
4.70%, 03/15/27 (Call 12/15/26)	250	261,128
Citrix Systems Inc. 4.50%, 12/01/27 (Call 09/01/27)	100	100,991
Electronic Arts Inc. 3.70%, 03/01/21 (Call 02/01/21)	30	30,917
4.80%, 03/01/26 (Call 12/01/25)	50	54,856
Fidelity National Information Services Inc. 2.25%, 08/15/21 (Call 07/15/21)	125	123,071
3.00%, 08/15/26 (Call 05/15/26)	225	216,295
3.50%, 04/15/23 (Call 01/15/23)	575	588,558
3.63%, 10/15/20 (Call 09/15/20)	50	51,430
4.50%, 10/15/22 (Call 08/15/22)	250	267,460
5.00%, 10/15/25 (Call 07/15/25)	50	55,117
Fiserv Inc. 3.85%, 06/01/25 (Call 03/01/25)	50	52,139
4.75%, 06/15/21	250	267,365
Microsoft Corp. 1.55%, 08/08/21 (Call 07/08/21)	555	540,559
1.63%, 12/06/18	557	556,153
1.85%, 02/06/20	100	99,724
1.85%, 02/12/20 (Call 01/12/20)	525	522,868
2.00%, 11/03/20 (Call 10/03/20)	555	553,313
2.00%, 08/08/23 (Call 06/08/23)	25	24,208
2.13%, 11/15/22	200	196,980
2.38%, 02/12/22 (Call 01/12/22)	650	650,208
2.40%, 02/06/22 (Call 01/06/22)	495	495,406
2.40%, 08/08/26 (Call 05/08/26)	720	692,662
2.65%, 11/03/22 (Call 09/03/22)	25	25,220
2.70%, 02/12/25 (Call 11/12/24)	975	971,490
2.88%, 02/06/24 (Call 12/06/23)	285	288,317
3.13%, 11/03/25 (Call 08/03/25)	825	843,026
3.63%, 12/15/23 (Call 09/15/23)	675	711,565
4.20%, 06/01/19	675	697,612
Oracle Corp. 1.90%, 09/15/21 (Call 08/15/21)	100	98,464
2.25%, 10/08/19	625	627,831
2.38%, 01/15/19	150	150,723
2.40%, 09/15/23 (Call 07/15/23)	550	541,370
2.50%, 05/15/22 (Call 03/15/22)	1,008	1,009,935
2.50%, 10/15/22	525	524,008
2.63%, 02/15/23 (Call 01/15/23)	500	500,420
2.65%, 07/15/26 (Call 04/15/26)	200	193,780
2.80%, 07/08/21	500	508,560
2.95%, 11/15/24 (Call 09/15/24)	500	501,990
2.95%, 05/15/25 (Call 02/15/25)	300	300,456
3.40%, 07/08/24 (Call 04/08/24)	125	129,414

280

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Software (continued)
3.63%, 07/15/23	$323	$339,021
3.88%, 07/15/20	400	417,844
VMware Inc. 2.95%, 08/21/22 (Call 07/21/22)	205	203,665
3.90%, 08/21/27 (Call 05/21/27)	100	100,449

		17,627,003
Telecommunications — 1.3%
America Movil SAB de CV 5.00%, 03/30/20	875	925,531
AT&T Inc. 2.30%, 03/11/19	825	826,147
2.45%, 06/30/20 (Call 05/30/20)	500	498,890
2.63%, 12/01/22 (Call 09/01/22)	50	49,103
2.85%, 02/14/23 (Call 01/14/23)	170	168,688
3.00%, 02/15/22	620	621,848
3.00%, 06/30/22 (Call 04/30/22)	575	574,919
3.40%, 08/14/24 (Call 06/14/24)	250	248,705
3.40%, 05/15/25 (Call 02/15/25)	750	737,415
3.80%, 03/15/22	470	485,895
3.80%, 03/01/24 (Call 01/01/24)	50	51,078
3.88%, 08/15/21	600	622,284
3.90%, 03/11/24 (Call 12/11/23)	750	769,387
3.90%, 08/14/27 (Call 05/14/27)	250	247,793
3.95%, 01/15/25 (Call 10/15/24)	1,125	1,146,892
4.13%, 02/17/26 (Call 11/17/25)	550	559,872
4.25%, 03/01/27 (Call 12/01/26)	15	15,335
4.45%, 05/15/21	400	423,400
4.45%, 04/01/24 (Call 01/01/24)	325	342,972
5.00%, 03/01/21	500	535,145
5.20%, 03/15/20	300	317,727
5.80%, 02/15/19	25	26,042
5.88%, 10/01/19	300	319,713
British Telecommunications PLC 2.35%, 02/14/19	250	250,600
Cisco Systems Inc. 1.40%, 09/20/19	775	767,056
1.60%, 02/28/19	475	473,024
1.85%, 09/20/21 (Call 08/20/21)	300	294,297
2.20%, 02/28/21	605	603,046
2.45%, 06/15/20	25	25,194
2.50%, 09/20/26 (Call 06/20/26)	525	506,068
2.60%, 02/28/23	350	350,350
2.95%, 02/28/26	175	174,907
3.00%, 06/15/22	30	30,617
3.63%, 03/04/24	150	158,298
4.45%, 01/15/20	25	26,210
4.95%, 02/15/19	600	621,150
Juniper Networks Inc. 4.50%, 03/15/24	50	52,337
4.60%, 03/15/21	195	205,548
Motorola Solutions Inc. 3.50%, 09/01/21	125	127,396
3.50%, 03/01/23	55	55,328
3.75%, 05/15/22	200	204,678
4.00%, 09/01/24	100	101,764
7.50%, 05/15/25	200	240,838
Orange SA 1.63%, 11/03/19	215	212,573
2.75%, 02/06/19	400	402,896
4.13%, 09/14/21	150	159,048
5.38%, 07/08/19	315	330,558

Security	Par (000)	Value
Telecommunications (continued)
Rogers Communications Inc. 2.90%, 11/15/26 (Call 08/15/26)	$250	$241,650
3.63%, 12/15/25 (Call 09/15/25)	110	112,167
4.10%, 10/01/23 (Call 07/01/23)	300	315,816
Telefonica Emisiones SAU 4.10%, 03/08/27	250	255,740
5.46%, 02/16/21	450	486,751
5.88%, 07/15/19	250	263,890
Telefonos de Mexico SAB de CV 5.50%, 11/15/19	200	212,334
Verizon Communications Inc. 2.45%, 11/01/22 (Call 08/01/22)	500	491,355
2.63%, 08/15/26	425	397,536
2.95%, 03/15/22	1,100	1,106,193
3.00%, 11/01/21 (Call 09/01/21)	585	592,002
3.38%, 02/15/25(a)	1,723	1,722,173
3.50%, 11/01/21	255	262,482
3.50%, 11/01/24 (Call 08/01/24)	825	835,964
4.13%, 03/16/27	340	354,358
4.15%, 03/15/24 (Call 12/15/23)	74	77,815
5.15%, 09/15/23	900	995,157
Vodafone Group PLC 2.50%, 09/26/22	300	297,135
2.95%, 02/19/23	250	250,703

		26,159,783
Textiles — 0.0%
Cintas Corp. No. 2 3.70%, 04/01/27 (Call 01/01/27)	100	104,324
Mohawk Industries Inc. 3.85%, 02/01/23 (Call 11/01/22)	100	103,544

		207,868
Toys, Games & Hobbies — 0.0%
Hasbro Inc. 3.15%, 05/15/21 (Call 03/15/21)	45	45,339
3.50%, 09/15/27 (Call 06/15/27)	145	141,588
Mattel Inc. 2.35%, 05/06/19	275	271,139

		458,066
Transportation — 0.5%
Burlington Northern Santa Fe LLC 3.00%, 03/15/23 (Call 12/15/22)	250	254,627
3.00%, 04/01/25 (Call 01/01/25)	25	25,173
3.05%, 03/15/22 (Call 12/15/21)	160	163,610
3.05%, 09/01/22 (Call 06/01/22)	50	51,128
3.40%, 09/01/24 (Call 06/01/24)	375	388,995
3.75%, 04/01/24 (Call 01/01/24)	400	423,292
3.85%, 09/01/23 (Call 06/01/23)	50	53,092
4.70%, 10/01/19	575	601,300
Canadian National Railway Co. 2.85%, 12/15/21 (Call 09/15/21)	250	253,193
2.95%, 11/21/24 (Call 08/21/24)	220	222,174
Canadian Pacific Railway Co. 2.90%, 02/01/25 (Call 11/01/24)	250	247,533
CSX Corp. 3.25%, 06/01/27 (Call 03/01/27)	50	49,773
3.35%, 11/01/25 (Call 08/01/25)	625	635,981
3.70%, 10/30/20 (Call 07/30/20)	250	258,720
4.25%, 06/01/21 (Call 03/01/21)	150	157,878
FedEx Corp. 2.30%, 02/01/20	345	345,269
3.25%, 04/01/26 (Call 01/01/26)	45	45,340
3.30%, 03/15/27 (Call 12/15/26)	165	165,206
4.00%, 01/15/24	480	511,046

281

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
8.00%, 01/15/19	$ 47	$ 49,995
JB Hunt Transport Services Inc. 3.30%, 08/15/22 (Call 06/15/22)	250	254,192
Kansas City Southern 3.00%, 05/15/23 (Call 02/15/23)	100	99,487
Norfolk Southern Corp. 2.90%, 02/15/23 (Call 11/15/22)	200	201,238
2.90%, 06/15/26 (Call 03/15/26)	100	98,185
3.00%, 04/01/22 (Call 01/01/22)	575	583,550
3.85%, 01/15/24 (Call 10/15/23)	250	263,855
5.90%, 06/15/19	75	79,126
Ryder System Inc. 2.25%, 09/01/21 (Call 08/01/21)	115	113,418
2.50%, 05/11/20 (Call 04/11/20)	105	105,357
2.50%, 09/01/22 (Call 08/01/22)	105	103,443
2.65%, 03/02/20 (Call 02/02/20)	100	100,541
2.88%, 09/01/20 (Call 08/01/20)	205	206,726
Union Pacific Corp. 2.75%, 03/01/26 (Call 12/01/25)	480	473,006
3.00%, 04/15/27 (Call 01/15/27)	300	300,660
4.16%, 07/15/22 (Call 04/15/22)	543	582,981
United Parcel Service Inc. 2.05%, 04/01/21	250	248,580
2.40%, 11/15/26 (Call 08/15/26)	125	119,160
2.45%, 10/01/22	600	599,748
3.13%, 01/15/21	175	179,795
5.13%, 04/01/19	197	204,904

		9,821,277
Trucking & Leasing — 0.0%
GATX Corp. 2.60%, 03/30/20 (Call 02/28/20)(c)	300	300,831
3.25%, 09/15/26 (Call 06/15/26)	130	126,417
3.85%, 03/30/27 (Call 12/30/26)	25	25,434
4.85%, 06/01/21	200	213,912

		666,594
Water — 0.0%
American Water Capital Corp. 2.95%, 09/01/27 (Call 06/01/27)	270	267,179

Total Corporate Bonds & Notes — 34.3% (Cost: $707,087,345)		710,106,802

Foreign Government Obligations(f)

Canada — 0.6%
Canada Government International Bond 1.63%, 02/27/19	445	444,190
Export Development Canada 1.25%, 12/10/18.	150	149,130
1.25%, 02/04/19	185	183,744
1.63%, 12/03/19	500	496,875
1.75%, 07/21/20	675	670,707
2.00%, 05/17/22	150	148,313
Hydro-Quebec 9.40%, 02/01/21	502	603,459
Province of British Columbia Canada 2.00%, 10/23/22	130	127,741
2.25%, 06/02/26	620	599,540
Province of Manitoba Canada 2.10%, 09/06/22	150	147,198
2.13%, 05/04/22	100	98,610
2.13%, 06/22/26	650	614,009
3.05%, 05/14/24	75	76,700

Security	Par (000)	Value
Canada (continued)
Province of Ontario Canada 1.63%, 01/18/19	$ 525	$ 523,267
1.65%, 09/27/19	750	744,442
2.00%, 01/30/19	225	225,158
2.25%, 05/18/22	600	595,326
2.40%, 02/08/22	250	249,818
2.50%, 09/10/21	150	150,660
3.20%, 05/16/24	1,100	1,136,443
4.00%, 10/07/19	200	206,892
4.40%, 04/14/20	850	893,358
Province of Quebec Canada 2.50%, 04/20/26	725	712,465
2.63%, 02/13/23	500	502,445
2.75%, 04/12/27	800	793,320
2.88%, 10/16/24	550	558,541
3.50%, 07/29/20	825	853,330
7.13%, 02/09/24	150	185,342

		12,691,023
Chile — 0.1%
Chile Government International Bond 2.25%, 10/30/22	400	395,136
3.25%, 09/14/21	200	206,736
3.88%, 08/05/20	600	626,868

		1,228,740
Colombia — 0.1%
Colombia Government International Bond 3.88%, 04/25/27 (Call 01/25/27)	550	558,476
4.38%, 07/12/21	750	791,512
7.38%, 03/18/19	550	584,754
8.13%, 05/21/24	325	413,303
11.75%, 02/25/20	300	361,194

		2,709,239
Germany — 0.1%
FMS Wertmanagement AoeR 1.75%, 01/24/20	1,450	1,443,098
1.75%, 03/17/20	200	198,896

		1,641,994
Hungary — 0.1%
Hungary Government International Bond 5.38%, 02/21/23	360	402,408
5.38%, 03/25/24	200	227,172
5.75%, 11/22/23	600	689,136
6.25%, 01/29/20	300	324,030
6.38%, 03/29/21	750	837,510

		2,480,256
Israel — 0.1%
Israel Government International Bond 2.88%, 03/16/26	600	601,752
5.13%, 03/26/19	912	949,811

		1,551,563
Italy — 0.0%
Republic of Italy Government International Bond 6.88%, 09/27/23	610	721,996

Japan — 0.2%
Japan Bank for International Cooperation/Japan 1.88%, 07/21/26	750	698,565
2.13%, 02/10/25	400	384,012
2.25%, 11/04/26	250	239,338

282

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Japan (continued)
2.38%, 07/21/22	$ 1,000	$ 992,530
2.50%, 06/01/22	500	499,225
2.88%, 06/01/27	480	482,443
2.88%, 07/21/27	500	502,630
Japan Finance Organization for Municipalities 4.00%, 01/13/21	300	313,002

		4,111,745
Mexico — 0.2%
Mexico Government International Bond 3.50%, 01/21/21(c)	125	130,685
3.60%, 01/30/25	1,000	1,021,420
3.63%, 03/15/22	1,230	1,282,533
4.00%, 10/02/23	850	894,242
4.13%, 01/21/26	450	473,090
4.15%, 03/28/27(c)	500	523,490

		4,325,460
Panama — 0.1%
Panama Government International Bond 4.00%, 09/22/24 (Call 06/22/24)	650	693,674
5.20%, 01/30/20	950	1,012,348

		1,706,022
Peru — 0.0%
Peruvian Government International Bond 7.13%, 03/30/19	365	390,893
7.35%, 07/21/25	400	522,940

		913,833
Philippines — 0.1%
Philippine Government International Bond 4.00%, 01/15/21	500	525,810
5.50%, 03/30/26	812	961,254
6.50%, 01/20/20	100	109,193
8.38%, 06/17/19	300	329,271
10.63%, 03/16/25	500	758,440

		2,683,968
Poland — 0.2%
Republic of Poland Government International Bond 3.00%, 03/17/23	1,000	1,019,260
3.25%, 04/06/26	800	819,064
4.00%, 01/22/24	150	160,521
5.00%, 03/23/22	100	109,934
5.13%, 04/21/21	930	1,012,807
6.38%, 07/15/19	500	534,655

		3,656,241
South Korea — 0.2%
Export-Import Bank of Korea 2.25%, 01/21/20	1,300	1,288,989
2.38%, 08/12/19	250	249,275
2.75%, 01/25/22	500	495,480
2.88%, 01/21/25	400	390,732
4.00%, 01/29/21	100	103,320
5.00%, 04/11/22	1,000	1,080,760
Korea International Bond 5.63%, 11/03/25	250	296,008
7.13%, 04/16/19	462	492,016

		4,396,580

Security	Par (000)	Value
Supranational — 2.6%
African Development Bank 1.00%, 05/15/19	$ 429	$ 423,638
1.13%, 03/04/19(c)	743	736,395
2.38%, 09/23/21	328	330,175
Asian Development Bank 1.38%, 01/15/19	250	248,778
1.38%, 03/23/20(c)	600	592,266
1.50%, 01/22/20	1,045	1,035,208
1.63%, 05/05/20	600	594,864
1.63%, 03/16/21	1,150	1,131,887
1.75%, 01/10/20	250	248,990
1.75%, 06/08/21	1,300	1,282,437
1.88%, 02/18/22	775	764,243
2.00%, 01/22/25	120	116,419
2.00%, 04/24/26	750	720,180
2.63%, 01/12/27(c)	500	502,235
Corp. Andina de Fomento 2.00%, 05/10/19	400	398,448
2.13%, 09/27/21	525	515,177
4.38%, 06/15/22	400	427,752
Council of Europe Development Bank 1.75%, 11/14/19	150	149,361
European Bank for Reconstruction & Development 0.88%, 07/22/19	250	245,890
1.50%, 03/16/20	1,125	1,112,974
1.63%, 05/05/20	100	99,120
2.13%, 03/07/22	250	248,748
European Investment Bank 1.25%, 05/15/19	2,545	2,522,146
1.38%, 09/15/21	350	339,374
1.63%, 12/18/18	1,000	998,160
1.63%, 03/16/20	475	470,991
1.63%, 08/14/20	100	98,896
1.63%, 06/15/21	1,500	1,471,440
1.75%, 06/17/19	100	99,783
1.75%, 05/15/20	100	99,354
1.88%, 03/15/19	2,000	2,000,440
1.88%, 02/10/25(c)	1,425	1,365,007
2.00%, 03/15/21	2,050	2,039,873
2.13%, 10/15/21	50	49,824
2.13%, 04/13/26	250	242,143
2.25%, 03/15/22	1,000	998,590
2.25%, 08/15/22	900	897,741
2.38%, 06/15/22	550	551,788
2.50%, 04/15/21	300	303,309
2.88%, 09/15/20	150	153,285
3.25%, 01/29/24	1,100	1,150,303
4.00%, 02/16/21	625	660,862
Inter-American Development Bank 1.25%, 09/14/21	500	483,260
1.38%, 07/15/20	1,050	1,032,832
1.63%, 05/12/20	685	679,109
1.75%, 10/15/19(c)	875	872,244
1.75%, 04/14/22	1,125	1,102,117
1.88%, 06/16/20	500	498,405
2.13%, 11/09/20	250	250,390
2.13%, 01/18/22	500	498,230
2.13%, 01/15/25	600	587,142
2.38%, 07/07/27	25	24,571
3.00%, 02/21/24	900	928,818
Series GDP, 1.25%, 10/15/19	500	493,975

283

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Supranational (continued)
International Bank for Reconstruction & Development 0.88%, 08/15/19	$1,000	$982,890
1.13%, 11/27/19	1,240	1,220,321
1.38%, 05/24/21(c)	600	584,700
1.63%, 03/09/21(c)	1,175	1,157,034
1.75%, 04/19/23	50	48,481
1.88%, 03/15/19	900	900,324
1.88%, 10/07/19	2,200	2,198,086
1.88%, 04/21/20(c)	250	249,350
1.88%, 10/07/22(c)	450	441,707
1.88%, 10/27/26(c)	300	284,007
2.00%, 01/26/22	850	842,647
2.13%, 11/01/20	450	450,918
2.13%, 02/13/23(c)	200	197,930
2.25%, 06/24/21(c)	1,375	1,379,647
2.50%, 11/25/24	250	250,460
2.50%, 07/29/25(c)	1,050	1,048,236
7.63%, 01/19/23	1,000	1,253,950
1.63%, 09/04/20	100	98,883
2.13%, 03/03/25	270	264,192
International Finance Corp. 1.13%, 07/20/21	250	240,943
1.63%, 07/16/20	100	99,047
1.75%, 09/16/19	1,599	1,594,683
2.13%, 04/07/26	250	242,250
Nordic Investment Bank 1.13%, 02/25/19	905	897,235

		52,817,508
Sweden — 0.1%
Svensk Exportkredit AB 1.13%, 08/28/19	500	492,490
1.75%, 05/18/20	200	198,386
1.75%, 03/10/21	1,350	1,330,411

		2,021,287
Uruguay — 0.1%
Uruguay Government International Bond 4.38%, 10/27/27	25	27,010
4.50%, 08/14/24(c)	905	989,373

		1,016,383

Total Foreign Government Obligations — 4.9%
(Cost: $101,373,103)		100,673,838

Municipal Debt Obligations

California — 0.0%
State of California GO 6.20%, 03/01/19	100	105,315
6.20%, 10/01/19	20	21,497
State of California GO BAB 5.70%, 11/01/21	300	336,648

		463,460
Florida — 0.0%
State Board of Administration Finance Corp. RB Series A, 3.00%, 07/01/20	250	253,285

Illinois — 0.1%
State of Illinois GO 4.95%, 06/01/23	335	348,990
5.67%, 03/01/18	50	50,374
5.88%, 03/01/19	400	413,720

		813,084

Security	Par (000)	Value
New Jersey — 0.0%
New Jersey Economic Development Authority RB
Series B, 0.00%, 02/15/20 (AGM)(g)	$50	$46,953
Series B, 0.00%, 02/15/23 (AGM)(g)	600	497,688

		544,641
Utah — 0.0%
State of Utah GO BAB Series B, 3.54%, 07/01/25	250	260,320

Total Municipal Debt Obligations — 0.1%
(Cost: $2,303,428)		2,334,790

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 2.9%
Federal Home Loan Banks 0.88%, 08/05/19	200	196,862
1.13%, 06/21/19	200	197,934
1.25%, 01/16/19	2,300	2,286,568
1.38%, 03/18/19	450	447,584
1.38%, 05/28/19	1,430	1,421,477
1.38%, 09/13/19	600	595,056
1.38%, 11/15/19	400	396,008
1.38%, 09/28/20	500	492,005
1.38%, 02/18/21	2,460	2,412,473
1.50%, 10/21/19	150	149,051
1.75%, 06/12/20	350	348,317
1.88%, 11/29/21	2,800	2,776,900
2.88%, 09/11/20	600	614,346
Federal Home Loan Mortgage Corp. 0.88%, 07/19/19	200	196,954
1.25%, 08/01/19	2,180	2,155,758
1.25%, 10/02/19	4,341	4,294,464
1.38%, 05/01/20	1,500	1,481,820
1.75%, 05/30/19	4,800	4,797,840
2.38%, 01/13/22	1,378	1,391,560
3.75%, 03/27/19	1,905	1,954,397
Federal National Mortgage Association 1.00%, 02/26/19	800	792,560
1.00%, 10/24/19	125	123,014
1.25%, 05/06/21	200	195,040
1.25%, 08/17/21	2,200	2,136,222
1.38%, 02/26/21	600	588,252
1.38%, 10/07/21	3,850	3,740,005
1.50%, 06/22/20	1,250	1,236,687
1.63%, 01/21/20	8,600	8,554,850
1.75%, 09/12/19	9,150	9,136,641
1.88%, 04/05/22	250	247,328
1.88%, 09/24/26	2,000	1,888,840
2.00%, 01/05/22	1,000	995,110
2.13%, 04/24/26	1,150	1,114,108
2.63%, 09/06/24	700	711,109
Tennessee Valley Authority 3.88%, 02/15/21	25	26,411

		60,093,551
U.S. Government Obligations — 56.5%
U.S. Treasury Note/Bond 0.75%, 02/15/19	3,500	3,459,754
0.75%, 07/15/19	1,800	1,770,884
0.88%, 04/15/19	4,200	4,150,602
0.88%, 07/31/19	3,000	2,956,889
0.88%, 09/15/19	14,700	14,465,088
1.00%, 03/15/19	2,000	1,981,317

284

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations (continued)
1.00%, 06/30/19	$9,000	$8,895,366
1.00%, 08/31/19	7,700	7,597,623
1.00%, 09/30/19	5,000	4,929,818
1.00%, 11/15/19	9,000	8,864,352
1.00%, 11/30/19	500	492,249
1.13%, 01/15/19	11,400	11,326,969
1.13%, 01/31/19	10,000	9,932,484
1.13%, 12/31/19	1,168	1,152,054
1.13%, 03/31/20	1,640	1,613,563
1.13%, 04/30/20	8,296	8,154,769
1.13%, 06/30/21	8,100	7,854,107
1.13%, 07/31/21	10,000	9,685,825
1.13%, 09/30/21	2,000	1,932,507
1.25%, 12/31/18	2,000	1,990,540
1.25%, 01/31/19	23,500	23,377,075
1.25%, 04/30/19	3,000	2,979,375
1.25%, 10/31/19	9,000	8,909,689
1.25%, 01/31/20	7,200	7,113,619
1.25%, 02/29/20	3,921	3,871,253
1.25%, 03/31/21	5,600	5,469,195
1.25%, 10/31/21	10,000	9,700,784
1.25%, 07/31/23	9,500	9,010,907
1.38%, 02/28/19	12,500	12,446,023
1.38%, 01/31/20	8,500	8,422,586
1.38%, 02/29/20	5,000	4,949,776
1.38%, 03/31/20	6,000	5,935,806
1.38%, 04/30/20	12,900	12,753,548
1.38%, 05/31/20	7,000	6,917,445
1.38%, 08/31/20	13,000	12,823,697
1.38%, 09/30/20	22,000	21,684,753
1.38%, 10/31/20	3,000	2,954,781
1.38%, 01/31/21	8,000	7,858,180
1.38%, 04/30/21	900	881,812
1.38%, 05/31/21	2,400	2,349,315
1.38%, 06/30/23	6,800	6,503,047
1.38%, 08/31/23	11,000	10,496,349
1.38%, 09/30/23	6,100	5,815,917
1.50%, 01/31/19	9,950	9,925,769
1.50%, 02/28/19	6,200	6,182,795
1.50%, 03/31/19	7,128	7,106,373
1.50%, 05/31/19	17,000	16,934,049
1.50%, 10/31/19	1,400	1,392,278
1.50%, 11/30/19	9,000	8,947,252
1.50%, 04/15/20	9,000	8,926,852
1.50%, 05/31/20	26,800	26,563,116
1.50%, 06/15/20	2,000	1,981,875
1.50%, 02/28/23	9,000	8,698,683
1.50%, 03/31/23	4,000	3,862,376
1.50%, 08/15/26	9,000	8,367,856
1.63%, 03/31/19	5,200	5,192,008
1.63%, 04/30/19	2,800	2,794,973
1.63%, 06/30/19	8,000	7,982,200
1.63%, 07/31/19	7,500	7,481,543
1.63%, 08/31/19	8,950	8,924,830
1.63%, 12/31/19	16,000	15,939,336
1.63%, 03/15/20	4,100	4,080,254
1.63%, 06/30/20	3,000	2,981,568
1.63%, 07/31/20	1,750	1,738,704
1.63%, 08/15/22	8,000	7,828,341
1.63%, 08/31/22	1,000	977,200

Security	Par (000)	Value
U.S. Government Obligations (continued)
1.63%, 11/15/22	$12,219	$11,928,787
1.63%, 04/30/23	9,500	9,225,701
1.63%, 05/31/23	3,000	2,910,758
1.63%, 02/15/26	16,100	15,194,353
1.63%, 05/15/26	11,000	10,357,459
1.75%, 09/30/19	5,750	5,745,915
1.75%, 10/31/20	400	398,263
1.75%, 12/31/20	6,000	5,966,291
1.75%, 02/28/22	194	191,464
1.75%, 03/31/22	2,200	2,169,149
1.75%, 04/30/22	8,000	7,881,281
1.75%, 05/15/22	4,000	3,942,637
1.75%, 06/30/22	8,000	7,869,451
1.75%, 09/30/22	11,000	10,802,420
1.75%, 01/31/23	20,200	19,784,839
1.75%, 05/15/23	4,445	4,343,039
1.88%, 06/30/20	2,500	2,500,611
1.88%, 11/30/21	6,000	5,963,053
1.88%, 01/31/22	9,000	8,924,357
1.88%, 02/28/22	3,000	2,973,449
1.88%, 03/31/22	6,000	5,943,448
1.88%, 04/30/22	4,000	3,960,208
1.88%, 07/31/22	8,000	7,909,086
1.88%, 08/31/22	10,500	10,377,696
1.88%, 09/30/22	5,000	4,939,601
1.88%, 10/31/22	11,000	10,863,359
1.88%, 08/31/24	5,000	4,868,934
2.00%, 07/31/20	4,550	4,564,792
2.00%, 09/30/20	16,000	16,045,753
2.00%, 11/30/20	11,080	11,106,514
2.00%, 02/28/21	4,950	4,956,618
2.00%, 05/31/21	2,000	2,000,193
2.00%, 08/31/21	9,000	8,990,554
2.00%, 10/31/21	11,000	10,981,147
2.00%, 11/15/21	8,000	7,990,632
2.00%, 12/31/21	6,500	6,481,544
2.00%, 07/31/22	7,000	6,962,266
2.00%, 11/30/22	10,000	9,931,891
2.00%, 02/15/23	8,345	8,272,350
2.00%, 04/30/24	1,000	983,082
2.00%, 05/31/24	11,000	10,808,662
2.00%, 06/30/24	5,000	4,910,271
2.00%, 02/15/25	15,300	14,967,261
2.00%, 08/15/25	15,800	15,404,202
2.00%, 11/15/26	8,900	8,609,352
2.13%, 08/31/20	18,120	18,235,827
2.13%, 01/31/21	8,750	8,797,106
2.13%, 06/30/21	2,600	2,610,459
2.13%, 08/15/21	14,295	14,346,944
2.13%, 09/30/21	5,000	5,015,658
2.13%, 12/31/21	4,250	4,260,524
2.13%, 06/30/22	8,500	8,503,816
2.13%, 12/31/22	7,400	7,388,139
2.13%, 11/30/23	7,000	6,958,519
2.13%, 02/29/24	4,800	4,759,733
2.13%, 03/31/24	6,000	5,945,353
2.13%, 07/31/24	6,000	5,935,781
2.13%, 09/30/24	2,000	1,977,038
2.13%, 05/15/25	16,800	16,554,777
2.25%, 03/31/21	5,300	5,346,345

285

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations (continued)
2.25%, 04/30/21	$6,350	$6,404,787
2.25%, 01/31/24	4,800	4,795,940
2.25%, 11/15/24	14,000	13,940,824
2.25%, 11/15/25	16,000	15,862,334
2.25%, 02/15/27	16,300	16,072,918
2.25%, 08/15/27	8,500	8,368,591
2.25%, 11/15/27	9,000	8,869,281
2.38%, 12/31/20	5,100	5,168,071
2.38%, 08/15/24	6,900	6,929,583
2.38%, 05/15/27	6,500	6,473,688
2.50%, 08/15/23	2,040	2,071,117
2.50%, 05/15/24	8,025	8,126,850
2.63%, 08/15/20	4,500	4,587,366
2.63%, 11/15/20	6,875	7,015,817
2.75%, 02/15/19	6,800	6,884,209
2.75%, 11/15/23	7,150	7,355,195
3.13%, 05/15/19	10,000	10,200,170
3.13%, 05/15/21	8,600	8,927,380
3.38%, 11/15/19	6,993	7,206,784
3.50%, 05/15/20	6,353	6,603,065
3.63%, 08/15/19	4,590	4,732,406
3.63%, 02/15/20	2,010	2,088,317
3.63%, 02/15/21	756	795,449
6.00%, 02/15/26	7,500	9,538,319
6.38%, 08/15/27	2,500	3,360,021
6.50%, 11/15/26	4,000	5,327,525
6.63%, 02/15/27	6,000	8,108,469
6.75%, 08/15/26	1,000	1,344,939
6.88%, 08/15/25	2,200	2,907,902
7.25%, 08/15/22	750	922,423
7.50%, 11/15/24	1,500	2,003,535
7.63%, 11/15/22	3,000	3,772,766
7.88%, 02/15/21	5,000	5,926,084
8.00%, 11/15/21	3,700	4,539,820
8.50%, 02/15/20	1,667	1,910,844

Security	Par/ Shares (000)	Value
U.S. Government Obligations (continued)
8.75%, 05/15/20	$1,500	$1,751,558
8.75%, 08/15/20	8,000	9,457,382

		1,170,132,364

Total U.S. Government & Agency Obligations — 59.4%
(Cost: $1,245,518,651)		1,230,225,915

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.03%(d)(h)(i)	28,479	28,479,253

Total Short-Term Investments — 1.4% (Cost: $28,479,254)		28,479,253

Total Investments in Securities — 100.1% (Cost: $2,084,761,781)		2,071,820,598
Other Assets, Less Liabilities — (0.1)%		(2,991,443)

Net Assets — 100.0%		$2,068,829,155

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Investments are denominated in U.S. dollars.
(g)	Zero-coupon bond.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/ Shares Held at 02/28/17 (000)	Par/ Shares Purchased (000)	Par/ Shares Sold (000)	Par/ Shares Held at 11/30/17 (000)	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
PNC Bank N.A. 2.15%, 04/29/21	$250	$—	$—	$250	$247,815	$4,305	$—	$(326)
2.20%, 01/28/19	500	—	—	500	500,545	7,619	—	(2,469)
2.30%, 06/01/20	500	—	—	500	500,410	9,316	—	(2,521)
2.45%, 11/05/20	—	250	—	250	250,775	528	—	(1,263)
2.70%, 11/01/22	250	—	—	250	249,328	5,066	—	814
2.95%, 02/23/25	300	—	(300)	—	—	2,765	(13,595)	17,616
3.25%, 06/01/25	250	—	—	250	253,268	4,991	—	2,001
4.20%, 11/01/25	250	250	—	500	536,060	7,032	—	(115)
PNC Financial Services Group Inc. (The) 3.30%, 03/08/22	400	—	—	400	411,336	8,274	—	(210)
3.90%, 04/29/24	500	—	(250)	250	262,010	10,209	9,758	(2,736)
4.38%, 08/11/20	350	—	—	350	368,053	7,367	—	(1,122)
6.88%, 05/15/19	776	390	(166)	1,000	1,065,380	39,977	16,778	(40,220)

286

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Intermediate Government/Credit Bond ETF

Affiliates (continued)

Affiliated Issuer	Par/ Shares Held at 02/28/17 (000)	Par/ Shares Purchased (000)		Par/ Shares Sold (000)	Par/ Shares Held at 11/30/17 (000)	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	20,981	7,498	(a)	—	28,479	$28,479,253	$52,327	(b)	$—	$—

						$33,124,233	$159,776		$12,941	$(30,551)

(a)	Net of purchases and sales.
(b)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$710,106,802	$—	$710,106,802
Foreign Government Obligations	—	100,673,838	—	100,673,838
Municipal Debt Obligations	—	2,334,790	—	2,334,790
U.S. Government & Agency Obligations	—	1,230,225,915	—	1,230,225,915
Money Market Funds	28,479,253	—	—	28,479,253

	$28,479,253	$2,043,341,345	$—	$2,071,820,598

Portfolio Abbreviations — Fixed Income

AGM	Assured Guaranty Municipal Corp.
BAB	Build America Bond
GO	General Obligation
LIBOR	London Interbank Offered Rate
RB	Revenue Bond

287

Schedule of Investments (unaudited) November 30, 2017	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government & Agency Obligations

Mortgage-Backed Securities — 100.3%
Federal Home Loan Mortgage Corp. 1.74%, 06/01/43, (12 mo. USD LIBOR + 1.495%)(a)	$701	$707,430
2.46%, 05/01/43, (12 mo. USD LIBOR + 1.650%)(a)	777	780,198
2.50%, 02/01/28	14,951	15,000,858
2.50%, 06/01/28	133	133,835
2.50%, 07/01/29	2,228	2,231,906
2.50%, 08/01/29	589	590,159
2.50%, 10/01/29	423	424,011
2.50%, 02/01/30	3,174	3,179,987
2.50%, 03/01/30	337	337,468
2.50%, 04/01/30	10,528	10,528,204
2.50%, 05/01/30	10,982	10,981,687
2.50%, 06/01/30	38,094	38,091,726
2.50%, 07/01/30	1,343	1,343,819
2.50%, 08/01/30	2,057	2,056,156
2.50%, 09/01/30	1,184	1,184,331
2.50%, 06/01/31	2,179	2,175,032
2.50%, 10/01/31	1,087	1,085,559
2.50%, 12/01/31	21,497	21,456,802
2.50%, 02/01/32	17,605	17,573,376
2.50%, 10/01/32	1,306	1,303,425
2.50%, 12/01/32(b)	162,857	162,500,750
2.50%, 02/01/43	1,912	1,854,356
2.50%, 03/01/43	223	216,131
2.50%, 04/01/43	786	763,157
2.50%, 06/01/43	678	655,768
2.50%, 07/01/43	2,639	2,554,304
2.50%, 08/01/43	314	303,464
2.50%, 04/01/45	272	262,292
2.50%, 12/01/47(b)	4,400	4,231,562
2.51%, 08/01/43, (12 mo. USD LIBOR + 1.600%)(a)	311	312,321
2.89%, 12/01/33, (1 year CMT + 2.250%)(a)	114	121,697
2.93%, 05/01/42, (12 mo. USD LIBOR + 1.810%)(a)	1,383	1,411,862
3.00%, 01/01/21	11	11,362
3.00%, 08/01/21	4	4,227
3.00%, 09/01/21	207	210,902
3.00%, 10/01/22	42	43,234
3.00%, 04/01/27	1,991	2,032,631
3.00%, 05/01/27	12,831	13,097,248
3.00%, 06/01/27	3,487	3,558,449
3.00%, 07/01/27	291	296,711
3.00%, 08/01/27	1,156	1,180,054
3.00%, 09/01/27	5,897	6,019,327
3.00%, 11/01/27	1,676	1,710,588
3.00%, 12/01/27	1,153	1,176,117
3.00%, 01/01/28	553	564,510
3.00%, 11/01/28	266	270,906
3.00%, 04/01/29	12	12,345
3.00%, 05/01/29	14,904	15,207,327
3.00%, 10/01/29	20	20,731
3.00%, 11/01/29	3,176	3,240,897
3.00%, 03/01/30	1,185	1,208,936
3.00%, 05/01/30	8,506	8,672,789
3.00%, 06/01/30	10,887	11,104,385
3.00%, 07/01/30	5,453	5,560,117
3.00%, 08/01/30	1,026	1,046,220

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. (continued)
3.00%, 09/01/30	$7,830	$7,983,274
3.00%, 10/01/30	1,720	1,753,871
3.00%, 11/01/30	1,605	1,636,664
3.00%, 02/01/31	12,826	13,072,468
3.00%, 03/01/31	7,953	8,106,432
3.00%, 05/01/31	21,636	22,052,809
3.00%, 06/01/31	15,447	15,743,610
3.00%, 07/01/31	1,397	1,423,636
3.00%, 03/01/32	2,096	2,137,481
3.00%, 07/01/32	1,000	1,019,920
3.00%, 09/01/32	4,001	4,077,481
3.00%, 12/01/32(b)	146,022	148,759,912
3.00%, 05/01/33	7,067	7,179,825
3.00%, 02/01/43	262	263,429
3.00%, 02/01/45	5,027	5,034,855
3.00%, 03/01/45	934	933,009
3.00%, 04/01/45	92,878	92,765,925
3.00%, 05/01/45	2,736	2,733,111
3.00%, 01/01/46	2,479	2,475,801
3.00%, 05/01/46	2,101	2,096,734
3.00%, 10/01/46	605	603,368
3.00%, 11/01/46	38,423	38,339,749
3.00%, 12/01/46	110,183	110,092,051
3.00%, 02/01/47	5,744	5,731,693
3.00%, 03/01/47	9,155	9,135,576
3.00%, 05/01/47	42,453	42,452,512
3.00%, 07/01/47	2,263	2,262,513
3.00%, 10/01/47	655	653,711
3.00%, 11/01/47	857	855,250
3.00%, 12/01/47(b)	431,066	429,920,981
3.23%, 07/01/41, (12 mo. USD LIBOR + 1.890%)(a)	179	187,932
3.36%, 11/01/40, (12 mo. USD LIBOR + 1.775%)(a)	883	932,185
3.40%, 11/01/41, (12 mo. USD LIBOR + 1.858%)(a)	2,976	3,110,490
3.50%, 11/01/25	4,391	4,543,588
3.50%, 03/01/26	2,871	2,971,759
3.50%, 06/01/26	1,180	1,221,769
3.50%, 08/01/26	1,455	1,506,227
3.50%, 10/01/26	4,114	4,271,738
3.50%, 03/01/27	831	864,211
3.50%, 05/01/31	7,569	7,891,533
3.50%, 01/01/32	3,673	3,830,335
3.50%, 03/01/32	602	624,062
3.50%, 04/01/32	5,841	6,087,674
3.50%, 05/01/32	7,998	8,319,355
3.50%, 06/01/32	5,931	6,165,574
3.50%, 07/01/32	1,994	2,068,607
3.50%, 09/01/32	8,126	8,438,296
3.50%, 12/01/32(b)	21,960	22,718,306
3.50%, 05/01/35	17,808	18,559,380
3.50%, 10/01/42	2,963	3,053,219
3.50%, 11/01/42	2,709	2,791,444
3.50%, 06/01/43	3,565	3,677,393
3.50%, 07/01/45	3,487	3,604,629
3.50%, 08/01/45	2,389	2,455,030
3.50%, 12/01/45	15,625	16,078,720
3.50%, 01/01/46	2,359	2,419,066
3.50%, 03/01/46	17,516	18,002,468
3.50%, 04/01/46	8,084	8,289,208
3.50%, 05/01/46	28,981	29,785,935
3.50%, 07/01/46	18,220	18,684,334

288

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp.(continued)
3.50%, 08/01/46	$19,455	$19,949,951
3.50%, 09/01/46	21,600	22,179,442
3.50%, 10/01/46	2,337	2,396,118
3.50%, 11/01/46	4,417	4,529,252
3.50%, 12/01/46	38,817	39,833,140
3.50%, 02/01/47	24,760	25,389,070
3.50%, 03/01/47	39,838	40,853,396
3.50%, 04/01/47	17,810	18,271,710
3.50%, 05/01/47	11,830	12,161,709
3.50%, 08/01/47	33,971	34,840,696
3.50%, 09/01/47	311,891	319,873,970
3.50%, 12/01/47(b)	189,635	194,405,505
3.51%, 12/01/38, (12 mo. USD LIBOR + 1.740%)(a)	2,057	2,159,205
3.51%, 01/01/42, (12 mo. USD LIBOR + 1.900%)(a)	1,399	1,487,381
3.52%, 08/01/41, (12 mo. USD LIBOR + 1.790%)(a)	269	283,451
3.53%, 11/01/40, (12 mo. USD LIBOR + 1.910%)(a)	835	883,973
3.63%, 11/01/40, (12 mo. USD LIBOR + 1.900%)(a)	1,182	1,249,726
3.63%, 09/01/41, (12 mo. USD LIBOR + 1.880%)(a)	1,679	1,775,282
4.00%, 04/01/21	784	802,245
4.00%, 05/01/25	2,801	2,923,266
4.00%, 10/01/25	1,982	2,070,456
4.00%, 02/01/26	1,866	1,951,269
4.00%, 12/01/32(b)	17,705	18,222,833
4.00%, 09/01/41	8,874	9,352,250
4.00%, 02/01/42	15,137	15,935,587
4.00%, 04/01/44	1,031	1,078,604
4.00%, 07/01/44	9,654	10,178,874
4.00%, 10/01/44	1,011	1,057,687
4.00%, 01/01/45	3,077	3,220,639
4.00%, 07/01/45	5,984	6,256,910
4.00%, 10/01/45	5,845	6,117,943
4.00%, 01/01/46	628	664,098
4.00%, 03/01/46	6,086	6,371,035
4.00%, 05/01/46	26,879	28,102,484
4.00%, 07/01/46	905	947,478
4.00%, 08/01/46	386	403,630
4.00%, 09/01/46	4,327	4,523,755
4.00%, 10/01/46	10,205	10,664,443
4.00%, 11/01/46	73,191	76,485,822
4.00%, 02/01/47	20,264	21,186,523
4.00%, 03/01/47	3,608	3,777,484
4.00%, 05/01/47	25,296	26,454,965
4.00%, 06/01/47	55,123	57,766,029
4.00%, 07/01/47	34,811	36,407,918
4.00%, 08/01/47	6,731	7,092,949
4.00%, 09/01/47	66,712	69,768,624
4.00%, 10/01/47	27,593	28,857,121
4.00%, 11/01/47	28,090	29,377,523
4.00%, 12/01/47(b)	10,539	11,008,595
4.00%, 12/01/47	71,295	74,561,737
4.50%, 04/01/22	809	828,500
4.50%, 05/01/23	889	907,652
4.50%, 07/01/24	968	1,014,118
4.50%, 08/01/24	325	341,154
4.50%, 09/01/24	548	575,313
4.50%, 10/01/24	789	827,920
4.50%, 08/01/30	2,456	2,619,905
4.50%, 12/01/32(b)	931	943,510
4.50%, 03/01/39	6,014	6,465,633
4.50%, 05/01/39	6,795	7,305,327

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp.(continued)
4.50%, 10/01/39	$7,951	$8,511,712
4.50%, 09/01/40	5,850	6,258,278
4.50%, 02/01/41	7,343	7,874,685
4.50%, 05/01/41	8,599	9,280,953
4.50%, 08/01/41	1,575	1,691,370
4.50%, 05/01/42	6,868	7,347,971
4.50%, 10/01/43	2,313	2,464,666
4.50%, 02/01/44	2,177	2,319,695
4.50%, 03/01/44	1,605	1,708,914
4.50%, 05/01/44	600	645,518
4.50%, 06/01/44	1,032	1,098,928
4.50%, 10/01/44	1,416	1,508,859
4.50%, 11/01/44	2,485	2,645,919
4.50%, 12/01/44	3,167	3,399,591
4.50%, 01/01/45	6,723	7,229,796
4.50%, 03/01/45	1,203	1,280,617
4.50%, 06/01/45	1,727	1,839,478
4.50%, 07/01/45	1,989	2,118,952
4.50%, 08/01/45	2,685	2,859,915
4.50%, 09/01/45	2,344	2,496,860
4.50%, 11/01/45	136	144,834
4.50%, 01/01/46	778	840,753
4.50%, 04/01/46	1,525	1,624,252
4.50%, 05/01/46	5,253	5,659,437
4.50%, 06/01/46	17,318	18,718,650
4.50%, 07/01/46	5,581	6,038,533
4.50%, 08/01/46	653	695,468
4.50%, 09/01/46	5,498	5,942,229
4.50%, 12/01/46	4,850	5,157,454
4.50%, 01/01/47	370	398,508
4.50%, 02/01/47	2,846	3,060,731
4.50%, 03/01/47	3,209	3,420,126
4.50%, 04/01/47	1,003	1,078,907
4.50%, 05/01/47	30,769	32,794,079
4.50%, 06/01/47	7,567	8,128,710
4.50%, 07/01/47	795	847,752
4.50%, 08/01/47	5,050	5,424,751
4.50%, 09/01/47	19,985	21,299,523
4.50%, 10/01/47	2,260	2,408,716
4.50%, 11/01/47	11,208	11,944,876
4.50%, 12/01/47(b)	812	863,257
5.00%, 11/01/18	158	159,411
5.00%, 08/01/19	173	174,088
5.00%, 12/01/24	1,046	1,071,410
5.00%, 08/01/25	1,448	1,559,433
5.00%, 06/01/26	288	301,351
5.00%, 12/01/32(b)	161	163,692
5.00%, 06/01/33	627	684,657
5.00%, 12/01/33	1,909	2,083,385
5.00%, 07/01/35	7,343	8,008,706
5.00%, 08/01/35	164	178,595
5.00%, 09/01/35	254	276,926
5.00%, 01/01/36	1,077	1,175,034
5.00%, 11/01/36	1,541	1,681,510
5.00%, 01/01/37	1,286	1,402,835
5.00%, 02/01/37	1,205	1,314,674
5.00%, 02/01/38	1,659	1,809,387
5.00%, 03/01/38	5,069	5,520,475
5.00%, 12/01/38	1,040	1,130,643

289

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. (continued)
5.00%, 08/01/39	$8,596	$9,348,535
5.00%, 01/01/40	578	627,403
5.00%, 04/01/40	648	703,739
5.00%, 07/01/40	331	358,989
5.00%, 08/01/40	4,856	5,271,816
5.00%, 09/01/40	3,259	3,537,673
5.00%, 08/01/41	5,033	5,485,293
5.00%, 07/01/47	30,055	32,541,261
5.00%, 09/01/47	1,311	1,418,984
5.00%, 12/01/47(b)	24,419	26,308,184
5.50%, 07/01/31	0	306
5.50%, 04/01/32	45	49,109
5.50%, 09/01/32	153	169,205
5.50%, 10/01/32	24	27,108
5.50%, 12/01/32	10	12,008
5.50%, 04/01/33	1	736
5.50%, 05/01/33	18	20,080
5.50%, 06/01/33	23	25,170
5.50%, 07/01/33	52	57,040
5.50%, 09/01/33	3	3,851
5.50%, 10/01/33	276	306,060
5.50%, 01/01/34	1	1,268
5.50%, 02/01/34	2,296	2,541,493
5.50%, 03/01/34	612	677,604
5.50%, 10/01/34	286	315,694
5.50%, 11/01/34	4	4,475
5.50%, 12/01/34	390	431,915
5.50%, 01/01/35	3,882	4,291,061
5.50%, 02/01/35	1,024	1,131,656
5.50%, 04/01/35	269	296,641
5.50%, 05/01/35	1,821	2,011,128
5.50%, 06/01/35	4,744	5,240,713
5.50%, 07/01/35	27	29,498
5.50%, 08/01/35	105	116,076
5.50%, 10/01/35	181	199,819
5.50%, 12/01/35	988	1,091,438
5.50%, 02/01/36	1	1,316
5.50%, 03/01/36	68	75,001
5.50%, 05/01/36	1,184	1,306,884
5.50%, 07/01/36	2,015	2,223,861
5.50%, 08/01/36	261	287,943
5.50%, 04/01/38	2,258	2,494,721
5.50%, 05/01/38	801	885,401
5.50%, 12/01/38	11	12,451
5.50%, 01/01/39	4,071	4,500,525
5.50%, 09/01/39	2,157	2,373,629
5.50%, 11/01/39	3,742	4,134,629
5.50%, 06/01/41	11,610	12,821,998
5.50%, 12/01/47(b)	163	178,128
6.00%, 12/01/22	145	154,256
6.00%, 09/01/36	873	978,374
6.00%, 10/01/36	1,028	1,151,590
6.00%, 02/01/37	878	986,683
6.00%, 09/01/38	3,083	3,459,290
6.00%, 12/01/47(b)	9,372	10,507,305
Federal National Mortgage Association
1.86%, 04/01/43, (12 mo. USD LIBOR + 1.530%)(a)	1,492	1,523,307
2.05%, 06/01/43, (12 mo. USD LIBOR + 1.535%)(a)	5,089	5,104,488
2.45%, 08/01/42, (12 mo. USD LIBOR + 1.695%)(a)	6,167	6,397,807
2.50%, 07/01/22	2,243	2,251,163

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Federal National Mortgage Association (continued)
2.50%, 05/01/27	$9,815	$9,846,435
2.50%, 10/01/27	9,734	9,765,965
2.50%, 11/01/27	1,365	1,369,901
2.50%, 01/01/28	2,639	2,647,880
2.50%, 09/01/28	2,214	2,220,315
2.50%, 01/01/30	5,461	5,470,893
2.50%, 02/01/30	1,455	1,455,108
2.50%, 04/01/30	2,250	2,248,963
2.50%, 05/01/30	26,697	26,691,371
2.50%, 06/01/30	85,904	85,884,140
2.50%, 07/01/30	31,029	31,023,000
2.50%, 08/01/30	7,645	7,643,047
2.50%, 09/01/30	4,793	4,791,853
2.50%, 10/01/30	2,230	2,229,426
2.50%, 04/01/31	3,480	3,475,849
2.50%, 10/01/31	7,225	7,210,321
2.50%, 11/01/31	14,579	14,550,391
2.50%, 12/01/31	980	976,841
2.50%, 02/01/32	23,934	23,895,156
2.50%, 05/01/32	881	879,417
2.50%, 10/01/32	3,444	3,436,771
2.50%, 11/01/32	796	793,938
2.50%, 12/01/32(b)	151,947	151,614,616
2.50%, 01/01/43	2,395	2,325,179
2.50%, 02/01/43	2,436	2,364,588
2.50%, 03/01/43	2,354	2,278,928
2.50%, 06/01/43	6,060	5,867,654
2.50%, 08/01/43	794	768,735
2.50%, 04/01/45	107	103,569
2.50%, 05/01/45	925	893,190
2.50%, 12/01/47(b)	12,010	11,553,995
3.00%, 12/01/20	238	241,892
3.00%, 03/01/21	8	7,668
3.00%, 04/01/21	7	6,730
3.00%, 05/01/21	8	8,263
3.00%, 08/01/21	291	296,727
3.00%, 09/01/21	28	29,013
3.00%, 10/01/21	109	110,914
3.00%, 02/01/22	29	29,628
3.00%, 03/01/22	8	7,812
3.00%, 07/01/22	344	350,578
3.00%, 09/01/22	14	14,104
3.00%, 12/01/22	51	52,390
3.00%, 09/01/26	76	77,645
3.00%, 01/01/27	7,814	7,973,781
3.00%, 03/01/27	292	297,687
3.00%, 11/01/27	14,796	15,103,588
3.00%, 12/01/28	48	48,479
3.00%, 05/01/29	569	580,310
3.00%, 08/01/29	476	486,490
3.00%, 09/01/29	1,331	1,357,989
3.00%, 10/01/29	9,393	9,584,684
3.00%, 11/01/29	3,799	3,876,036
3.00%, 12/01/29	1,263	1,289,887
3.00%, 01/01/30	1,548	1,579,605
3.00%, 02/01/30	4,746	4,839,114
3.00%, 03/01/30	40,926	41,751,368
3.00%, 04/01/30	19,082	19,459,083
3.00%, 05/01/30	11,957	12,191,179
3.00%, 06/01/30	3,514	3,582,675

290

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Federal National Mortgage Association (continued)
3.00%, 07/01/30	$13,973	$14,248,088
3.00%, 08/01/30	361	368,737
3.00%, 09/01/30	9,864	10,057,895
3.00%, 10/01/30	1,194	1,217,215
3.00%, 11/01/30	871	889,156
3.00%, 03/01/31	14,541	14,821,142
3.00%, 05/01/31	10,357	10,555,884
3.00%, 07/01/31	2,715	2,767,783
3.00%, 08/01/31	130	132,201
3.00%, 09/01/31	5,750	5,861,252
3.00%, 01/01/32	26,775	27,291,155
3.00%, 02/01/32	9,559	9,752,219
3.00%, 03/01/32	10,074	10,280,582
3.00%, 07/01/32	3,406	3,476,199
3.00%, 10/01/32	798	814,495
3.00%, 11/01/32	14,268	14,540,803
3.00%, 12/01/32(b)	138,914	141,518,637
3.00%, 05/01/33	2,075	2,108,445
3.00%, 01/01/37	19,672	19,933,769
3.00%, 10/01/42	1,272	1,276,408
3.00%, 11/01/42	731	733,702
3.00%, 01/01/43	748	751,058
3.00%, 03/01/43	304	304,517
3.00%, 04/01/43	3,647	3,657,336
3.00%, 05/01/43	4,805	4,818,968
3.00%, 06/01/43	6,516	6,533,610
3.00%, 07/01/43	669	671,102
3.00%, 08/01/43	1,687	1,691,484
3.00%, 02/01/44	28,604	28,684,020
3.00%, 02/01/45	852	850,804
3.00%, 03/01/45	262	261,368
3.00%, 04/01/45	411	410,878
3.00%, 05/01/45	40	39,652
3.00%, 07/01/46	7,216	7,199,151
3.00%, 10/01/46	15,484	15,465,740
3.00%, 11/01/46	6,997	6,982,359
3.00%, 12/01/46	108,545	108,317,941
3.00%, 01/01/47	39,935	39,943,192
3.00%, 02/01/47	95,466	95,452,286
3.00%, 08/01/47	7,307	7,291,910
3.00%, 09/01/47	5,909	5,897,521
3.00%, 11/01/47	4,536	4,528,899
3.00%, 12/01/47(b)	749,647	747,538,618
3.00%, 12/01/47	1,534	1,529,950
3.30%, 09/01/41, (12 mo. USD LIBOR + 1.822%)(a)	197	205,842
3.44%, 02/01/42, (12 mo. USD LIBOR + 1.805%)(a)	2,851	3,025,266
3.50%, 12/01/25	2,689	2,788,616
3.50%, 01/01/27	987	1,021,450
3.50%, 04/01/27	3,653	3,784,209
3.50%, 11/01/28	307	317,878
3.50%, 01/01/29	753	780,166
3.50%, 12/01/29	2,583	2,673,167
3.50%, 11/01/30	1,266	1,310,371
3.50%, 03/01/31	6,534	6,767,236
3.50%, 06/01/31	20,242	21,088,376
3.50%, 08/01/31	508	526,387
3.50%, 01/01/32	12,698	13,225,451
3.50%, 03/01/32	9,471	9,807,971
3.50%, 04/01/32	4,488	4,660,945
3.50%, 05/01/32	7,503	7,782,879

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Federal National Mortgage Association (continued)
3.50%, 06/01/32	$6,804	$7,095,391
3.50%, 07/01/32	4,386	4,563,182
3.50%, 08/01/32	2,214	2,300,588
3.50%, 10/01/32	2,600	2,700,931
3.50%, 11/01/32	1,625	1,688,401
3.50%, 12/01/32(b)	20,556	21,236,917
3.50%, 06/01/35	23,348	24,334,677
3.50%, 05/01/42	3,176	3,275,466
3.50%, 12/01/42	4,135	4,261,326
3.50%, 06/01/43	15,658	16,134,464
3.50%, 03/01/45	5,330	5,497,348
3.50%, 05/01/45	2,619	2,685,612
3.50%, 07/01/45	14,565	14,993,430
3.50%, 09/01/45	94,726	97,364,173
3.50%, 10/01/45	30,472	31,468,423
3.50%, 11/01/45	9,810	10,061,343
3.50%, 12/01/45	13,169	13,505,830
3.50%, 02/01/46	2,040	2,092,248
3.50%, 03/01/46	38,480	39,461,473
3.50%, 04/01/46	58,228	60,168,384
3.50%, 05/01/46	16,008	16,426,042
3.50%, 06/01/46	39,567	40,584,757
3.50%, 07/01/46	50,334	51,739,059
3.50%, 08/01/46	4,081	4,193,361
3.50%, 09/01/46	24,578	25,335,474
3.50%, 10/01/46	8,945	9,197,269
3.50%, 11/01/46	6,022	6,176,146
3.50%, 12/01/46	57,056	58,826,614
3.50%, 01/01/47	85,339	87,516,885
3.50%, 04/01/47	35,780	36,750,972
3.50%, 05/01/47	52,195	53,601,044
3.50%, 06/01/47	48,152	49,516,123
3.50%, 07/01/47	11,642	12,002,493
3.50%, 08/01/47	112,780	115,812,083
3.50%, 10/01/47	2,211	2,267,232
3.50%, 11/01/47	271,937	278,901,457
3.50%, 12/01/47(b)	245,923	252,109,500
3.51%, 08/01/41, (12 mo. USD LIBOR + 1.758%)(a)	342	360,583
3.54%, 12/01/38, (12 mo. USD LIBOR + 1.806%)(a)	434	454,181
3.57%, 10/01/41, (12 mo. USD LIBOR + 1.815%)(a)	1,832	1,934,505
4.00%, 03/01/24	1,613	1,670,500
4.00%, 07/01/25	446	464,563
4.00%, 10/01/25	3,873	4,041,183
4.00%, 11/01/25	1,905	1,978,097
4.00%, 03/01/26	1,163	1,217,081
4.00%, 06/01/26	7,704	8,061,916
4.00%, 07/01/26	347	363,457
4.00%, 09/01/26	2,886	3,018,532
4.00%, 03/01/27	2,693	2,819,679
4.00%, 02/01/29	1,073	1,118,504
4.00%, 12/01/30	2,321	2,441,527
4.00%, 01/01/31	1,414	1,487,587
4.00%, 02/01/31	1,110	1,167,877
4.00%, 10/01/31	3,318	3,492,563
4.00%, 02/01/32	7,809	8,219,839
4.00%, 04/01/32	51	53,531
4.00%, 06/01/32	52	54,383
4.00%, 07/01/32	1,545	1,628,818
4.00%, 12/01/32(b)	26,580	27,115,753
4.00%, 06/01/37	12,463	13,155,645

291

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Federal National Mortgage Association (continued)
4.00%, 10/01/37	$73,910	$78,017,174
4.00%, 03/01/42	18,367	19,347,219
4.00%, 04/01/44	2,663	2,787,038
4.00%, 05/01/44	7,301	7,733,350
4.00%, 10/01/44	10,602	11,138,362
4.00%, 03/01/45	7,005	7,419,444
4.00%, 07/01/45	49,850	52,606,843
4.00%, 09/01/45	39,710	41,535,991
4.00%, 11/01/45	776	813,003
4.00%, 01/01/46	937	979,747
4.00%, 02/01/46	1,239	1,296,708
4.00%, 03/01/46	796	833,439
4.00%, 04/01/46	19,468	20,406,154
4.00%, 05/01/46	18,756	19,631,450
4.00%, 06/01/46	1,812	1,900,583
4.00%, 07/01/46	8,060	8,443,648
4.00%, 08/01/46	31,632	33,142,523
4.00%, 09/01/46	1,012	1,058,593
4.00%, 10/01/46	43,697	45,731,571
4.00%, 11/01/46	11,262	11,857,295
4.00%, 03/01/47	390	408,653
4.00%, 04/01/47	98,210	102,859,635
4.00%, 05/01/47	23,126	24,401,716
4.00%, 06/01/47	183,041	191,738,007
4.00%, 07/01/47	56,097	58,897,369
4.00%, 08/01/47	5,793	6,103,335
4.00%, 09/01/47	50,437	52,811,536
4.00%, 10/01/47	15,665	16,404,894
4.00%, 11/01/47	53,586	56,057,495
4.00%, 12/01/47(b)	69,017	72,101,720
4.00%, 12/01/47	13,700	14,329,598
4.50%, 09/01/18	84	84,594
4.50%, 04/01/19	222	224,854
4.50%, 11/01/22	602	614,504
4.50%, 06/01/23	297	305,140
4.50%, 03/01/24	149	153,200
4.50%, 10/01/24	1,645	1,726,355
4.50%, 02/01/25	1,867	1,962,559
4.50%, 04/01/25	2,160	2,276,129
4.50%, 06/01/25	2,061	2,170,729
4.50%, 01/01/27	1,928	1,999,012
4.50%, 08/01/31	4,734	5,047,661
4.50%, 12/01/32(b)	1,850	1,876,305
4.50%, 06/01/34	331	362,239
4.50%, 05/01/39	2,442	2,627,901
4.50%, 09/01/40	5,077	5,436,118
4.50%, 12/01/40	4,060	4,347,603
4.50%, 01/01/41	7,845	8,400,347
4.50%, 04/01/41	25,125	27,089,638
4.50%, 05/01/41	17,147	18,409,938
4.50%, 06/01/41	5,449	5,883,708
4.50%, 08/01/41	9,455	10,136,184
4.50%, 09/01/41	18,396	19,774,784
4.50%, 11/01/41	511	551,739
4.50%, 01/01/42	6,235	6,683,741
4.50%, 09/01/42	4,253	4,549,928
4.50%, 03/01/44	9,037	9,773,408
4.50%, 06/01/44	2,936	3,147,454
4.50%, 02/01/45	26,236	28,369,653
4.50%, 08/01/45	7,160	7,741,946

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Federal National Mortgage Association (continued)
4.50%, 11/01/45	$625	$666,889
4.50%, 12/01/45	504	538,110
4.50%, 01/01/46	741	790,516
4.50%, 02/01/46	19,480	20,963,737
4.50%, 03/01/46	1,494	1,611,450
4.50%, 04/01/46	1,573	1,709,716
4.50%, 05/01/46	157	168,109
4.50%, 07/01/46	409	435,625
4.50%, 08/01/46	33,455	35,663,733
4.50%, 09/01/46	1,553	1,653,005
4.50%, 10/01/46	3,493	3,721,117
4.50%, 12/01/46	1,302	1,385,725
4.50%, 01/01/47	5,303	5,651,188
4.50%, 02/01/47	1,059	1,129,427
4.50%, 03/01/47	685	730,351
4.50%, 04/01/47	15,047	16,052,808
4.50%, 06/01/47	15,760	16,941,468
4.50%, 07/01/47	25,471	27,185,579
4.50%, 08/01/47	1,535	1,654,978
4.50%, 10/01/47	1,639	1,772,474
4.50%, 11/01/47	484	516,125
4.50%, 12/01/47(b)	22,280	23,696,869
5.00%, 08/01/20	53	53,757
5.00%, 07/01/23	2,168	2,280,289
5.00%, 12/01/23	905	943,155
5.00%, 05/01/25	216	221,447
5.00%, 12/01/32(b)	1,283	1,299,839
5.00%, 11/01/33	4,234	4,637,063
5.00%, 03/01/36	1,543	1,688,598
5.00%, 05/01/36	1,299	1,421,580
5.00%, 02/01/38	1,848	2,022,795
5.00%, 01/01/39	607	663,340
5.00%, 03/01/39	1,281	1,402,100
5.00%, 04/01/39	5,579	6,120,803
5.00%, 06/01/39	1,911	2,092,675
5.00%, 10/01/39	1,006	1,102,861
5.00%, 11/01/39	101	110,977
5.00%, 12/01/39	1,184	1,288,673
5.00%, 01/01/40	30	32,459
5.00%, 03/01/40	546	600,382
5.00%, 04/01/40	2,923	3,182,731
5.00%, 05/01/40	218	237,630
5.00%, 06/01/40	297	323,451
5.00%, 07/01/40	3,963	4,314,931
5.00%, 08/01/40	12,594	13,784,111
5.00%, 09/01/40	83	90,123
5.00%, 10/01/40	296	321,794
5.00%, 02/01/41	20	21,669
5.00%, 03/01/41	3,908	4,254,484
5.00%, 04/01/41	7,035	7,679,888
5.00%, 05/01/41	26,618	29,051,233
5.00%, 06/01/41	1,718	1,877,553
5.00%, 08/01/41	2,985	3,278,727
5.00%, 07/01/45	12,628	13,749,516
5.00%, 04/01/47	493	535,519
5.00%, 05/01/47	332	360,775
5.00%, 06/01/47	14,232	15,461,925
5.00%, 07/01/47	568	617,148
5.00%, 08/01/47	1,085	1,177,939

292

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Federal National Mortgage Association (continued)
5.00%, 09/01/47	$8,440	$9,169,762
5.00%, 10/01/47	5,989	6,506,288
5.00%, 11/01/47	360	390,707
5.00%, 12/01/47(b)	50,605	54,653,162
5.50%, 12/01/19	364	369,220
5.50%, 03/01/28	888	980,838
5.50%, 05/01/33	1,599	1,773,616
5.50%, 11/01/33	3,256	3,611,862
5.50%, 09/01/34	2,344	2,596,989
5.50%, 09/01/35	584	646,633
5.50%, 04/01/36	4,068	4,502,060
5.50%, 05/01/36	842	932,268
5.50%, 09/01/36	6,417	7,118,812
5.50%, 08/01/37	5,330	5,898,582
5.50%, 03/01/38	1,776	1,965,872
5.50%, 07/01/38	1,672	1,850,428
5.50%, 11/01/38	1,787	1,978,115
5.50%, 07/01/40	4,427	4,898,014
5.50%, 09/01/40	11,637	12,874,481
5.50%, 05/01/44	18,318	20,163,749
5.50%, 12/01/47(b)	34,357	37,706,807
6.00%, 03/01/34	2,491	2,789,952
6.00%, 05/01/34	490	551,313
6.00%, 08/01/34	835	935,230
6.00%, 11/01/34	272	304,654
6.00%, 06/01/36	1,486	1,668,066
6.00%, 08/01/36	1,463	1,641,414
6.00%, 03/01/38	864	970,499
6.00%, 05/01/38	2,000	2,246,313
6.00%, 08/01/38	138	147,892
6.00%, 06/01/39	7,261	8,158,101
6.00%, 10/01/39	512	575,987
6.00%, 12/01/47(b)	2,896	3,249,406
6.50%, 08/01/36	56	63,887
6.50%, 09/01/36	447	509,166
6.50%, 10/01/36	64	72,852
6.50%, 12/01/36	53	60,262
6.50%, 07/01/37	111	126,971
6.50%, 08/01/37	3,632	4,149,790
6.50%, 10/01/37	200	228,614
6.50%, 11/01/37	32	36,566
6.50%, 12/01/37	151	172,351
6.50%, 06/01/38	47	52,303
6.50%, 10/01/39	3,399	3,867,022
6.50%, 05/01/40	2,321	2,656,887
7.00%, 04/01/37	1,231	1,431,415
Government National Mortgage Association 2.50%, 12/01/47(b)	33,775	32,904,238
3.00%, 07/15/27	7,507	7,661,586
3.00%, 08/15/42	755	765,231
3.00%, 09/15/42	504	510,356
3.00%, 10/15/42	1,155	1,169,744
3.00%, 12/15/42	595	603,330
3.00%, 02/20/43	725	734,683
3.00%, 04/15/43	59	59,437
3.00%, 09/20/43	3,127	3,165,738
3.00%, 11/20/43	112	113,606
3.00%, 12/20/43	32	31,937
3.00%, 01/20/44	9,486	9,602,360
3.00%, 02/20/44	2,627	2,658,853

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association (continued)
3.00%, 03/20/44	$3,146	$3,184,676
3.00%, 04/20/44	56	56,457
3.00%, 06/20/44	545	552,166
3.00%, 07/20/44	2,254	2,276,141
3.00%, 08/20/44	67,908	68,569,482
3.00%, 10/15/44	2,648	2,676,680
3.00%, 05/15/45	3,247	3,278,037
3.00%, 07/15/45	88	88,801
3.00%, 08/15/45	8,192	8,264,798
3.00%, 08/20/45	112,207	113,210,490
3.00%, 07/15/46	917	926,587
3.00%, 12/20/46	50,148	50,563,529
3.00%, 12/01/47(b)	667,576	672,588,617
3.50%, 08/15/24	1,176	1,217,883
3.50%, 02/20/31	192	197,119
3.50%, 06/20/32	985	1,021,188
3.50%, 01/15/41	57	59,568
3.50%, 09/15/41	615	638,894
3.50%, 12/15/41	5,789	6,025,799
3.50%, 02/15/42	211	219,916
3.50%, 03/15/42	152	158,226
3.50%, 04/15/42	1,297	1,349,567
3.50%, 05/15/42	1,424	1,482,644
3.50%, 07/15/42	643	668,450
3.50%, 09/15/42	2,748	2,859,671
3.50%, 10/15/42	2,770	2,883,477
3.50%, 11/15/42	2,135	2,221,722
3.50%, 01/15/43	337	350,244
3.50%, 02/15/43	272	283,381
3.50%, 03/15/43	1,529	1,589,393
3.50%, 05/15/43	2,314	2,404,040
3.50%, 06/15/43	770	800,281
3.50%, 02/20/44	765	794,995
3.50%, 09/15/44	714	740,483
3.50%, 10/20/45	902	933,805
3.50%, 10/20/46	61,548	63,674,508
3.50%, 01/20/47	97,816	101,196,122
3.50%, 02/20/47	198,870	205,741,663
3.50%, 04/20/47	96,418	99,787,667
3.50%, 07/20/47	115,612	119,629,738
3.50%, 08/20/47	21,125	21,921,934
3.50%, 10/20/47	173,634	179,667,303
3.50%, 12/01/47(b)	507,548	524,841,354
3.50%, 12/20/47	18,405	19,041,267
4.00%, 11/20/40	456	479,947
4.00%, 01/15/41	86	90,266
4.00%, 02/15/41	6,902	7,255,375
4.00%, 03/15/41	1,274	1,347,503
4.00%, 04/15/41	4,734	5,006,181
4.00%, 05/15/41	898	949,711
4.00%, 07/15/41	2,562	2,689,007
4.00%, 09/15/41	231	242,781
4.00%, 12/15/41	1,891	2,000,450
4.00%, 01/15/42	1,113	1,176,797
4.00%, 02/15/42	4,920	5,205,784
4.00%, 03/15/42	7,274	7,699,110
4.00%, 04/15/42	4,893	5,165,536
4.00%, 05/15/42	1,364	1,443,697
4.00%, 08/15/42	1,686	1,784,578
4.00%, 10/15/42	559	591,685

293

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association (continued)
4.00%, 03/15/44	$278	$292,752
4.00%, 08/15/44	72	75,260
4.00%, 08/20/44	7,425	7,817,028
4.00%, 10/20/44	17,348	18,264,394
4.00%, 09/20/46	6,591	6,898,365
4.00%, 11/20/46	13,507	14,136,361
4.00%, 06/20/47	38,055	39,870,424
4.00%, 07/20/47	74,264	77,806,038
4.00%, 09/20/47	107,038	112,143,776
4.00%, 11/20/47	98,375	103,067,479
4.00%, 12/01/47(b)	156,986	163,903,718
4.50%, 04/15/39	609	647,987
4.50%, 08/15/39	4,180	4,448,389
4.50%, 11/20/39	1,495	1,581,092
4.50%, 01/20/40	1,644	1,738,075
4.50%, 06/15/40	7,853	8,359,717
4.50%, 07/15/40	3,913	4,165,656
4.50%, 08/15/40	12,722	13,543,915
4.50%, 08/20/40	2,659	2,840,353
4.50%, 10/20/40	6,776	7,238,116
4.50%, 04/20/41	13,818	14,785,146
4.50%, 06/20/41	8,774	9,371,819
4.50%, 09/20/41	4,321	4,615,332
4.50%, 11/20/41	4,243	4,531,865
4.50%, 11/20/45	11,766	12,496,361
4.50%, 02/15/46	122	131,780
4.50%, 09/20/46	1,446	1,541,911
4.50%, 10/20/46	6,897	7,352,865
4.50%, 11/20/46	2,107	2,246,372
4.50%, 08/20/47	51,149	54,194,850
4.50%, 09/20/47	12,585	13,334,252
4.50%, 10/20/47	9,971	10,564,383
4.50%, 12/01/47(b)	50,438	53,197,519
5.00%, 11/15/24	826	877,323
5.00%, 05/20/33	484	522,873
5.00%, 07/20/35	2,044	2,211,888
5.00%, 12/15/36	7,800	8,461,831
5.00%, 01/15/39	2,935	3,186,673
5.00%, 07/15/39	7,813	8,482,744
5.00%, 10/20/39	2,634	2,838,719
5.00%, 05/15/40	1,551	1,684,367
5.00%, 07/20/40	9,612	10,337,452
5.00%, 08/20/40	2,838	3,052,045
5.00%, 11/20/41	7,581	8,171,176
5.00%, 07/20/42	1,443	1,558,474
5.00%, 03/15/44	6,744	7,324,769
5.00%, 02/20/46	2,187	2,329,005
5.00%, 07/20/46	44	46,690

Security	Par/ Shares (000)	Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association (continued)
5.00%, 07/15/47	$917	$993,614
5.00%, 09/20/47	345	365,485
5.00%, 12/01/47(b)	7,952	8,508,640
5.50%, 11/20/34	2,395	2,638,831
5.50%, 03/15/36	1,755	1,950,362
5.50%, 03/20/36	502	552,596
5.50%, 07/20/36	636	699,971
5.50%, 06/20/38	2,740	3,010,008
5.50%, 10/15/38	1,666	1,839,844
5.50%, 03/20/39	1,790	1,965,347
5.50%, 12/15/39	470	519,673
5.50%, 01/15/40	4,182	4,612,074
5.50%, 07/20/40	3,946	4,331,066
6.00%, 03/15/37	3,614	4,082,920
6.00%, 09/20/38	4,319	4,827,040
6.00%, 12/15/38	1,619	1,825,337
6.00%, 09/20/39	345	379,995
6.00%, 11/15/39	632	710,522
6.00%, 04/20/40	657	726,641
6.00%, 07/20/45	449	496,826
6.00%, 01/20/46	1,398	1,542,544
6.00%, 12/01/47(b)	7,000	7,840,000
6.50%, 10/20/38	1,806	2,053,885

		11,831,376,731

Total U.S. Government & Agency Obligations — 100.3% (Cost: $11,878,478,516)		11,831,376,731

Short-Term Investments

Money Market Funds — 34.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.33%(c)(d)	4,010,833	4,011,635,339
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.03%(c)(d)	100	100,000

Total Short-Term Investments — 34.0% (Cost: $4,011,145,637)		4,011,735,339

Total Investments in Securities — 134.3% (Cost: $15,889,624,153)		15,843,112,070
Other Assets, Less Liabilities — (34.3)%		(4,045,991,562)

Net Assets — 100.0%		$11,797,120,508

(a)	Floating rate security. Rate shown is the rate in effect as of period end.
(b)	TBA transaction.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

294

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MBS ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/17 (000)	Net Activity (000)	Shares Held at 11/30/17 (000)	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,479,097	531,736	4,010,833	$4,011,635,339	$33,354,544	$(46,963)	$(672,970)
BlackRock Cash Funds: Treasury, SL Agency Shares	100	—	100	100,000	639	—	—

				$4,011,735,339	$33,355,183	$(46,963)	$(672,970)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government & Agency Obligations	$—	$11,831,376,731	$—	$11,831,376,731
Money Market Funds	4,011,735,339	—	—	4,011,735,339

.	$4,011,735,339	$11,831,376,731	$—	$15,843,112,070

Portfolio Abbreviations — Fixed Income

LIBOR	London Interbank Offered Rate

295

Schedule of Investments (unaudited) November 30, 2017	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations

Alabama — 0.5%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/20	$2,000	$2,173,760
5.00%, 09/01/24 (PR 09/01/22)	2,500	2,855,850
5.00%, 09/01/30 (Call 09/01/24)	2,000	2,338,100
Series 2007-2, Class A4, 5.00%, 09/01/28 (Call 09/01/24)	3,500	4,110,785
Series A, 4.00%, 06/01/37 (Call 09/01/27)	3,190	3,432,472
Series A, 5.00%, 09/01/35 (Call 09/01/26)	1,000	1,177,990
Series A, 5.00%, 09/01/36 (Call 09/01/26)	5,000	5,872,900
Series A, 5.00%, 06/01/37 (Call 09/01/27)	1,000	1,187,340
Series B, 5.00%, 09/01/24	1,600	1,902,384
Alabama Public School & College Authority RB
Series A, 5.00%, 05/01/18	500	507,565
Series A, 5.00%, 05/01/19	1,120	1,173,290
Series B, 5.00%, 01/01/22	6,875	7,729,837
Series B, 5.00%, 01/01/24	1,000	1,173,290
Series B, 5.00%, 01/01/26 (Call 07/01/24)	2,000	2,357,120
Auburn University RB Series A, 4.00%, 06/01/41 (Call 06/01/26)	2,000	2,102,940
Water Works Board of the City of Birmingham (The) RB 5.00%, 01/01/41 (PR 01/01/21)	1,185	1,303,536

		41,399,159
Alaska — 0.0%
City of Anchorage AK Electric Revenue RB Series A, 4.00%, 12/01/44 (Call 12/01/24)	2,000	2,070,340

Arizona — 1.4%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/24	1,000	1,188,020
5.00%, 07/01/30 (Call 07/01/24)	2,000	2,333,040
Series A, 5.00%, 07/01/21	1,500	1,667,655
Series A, 5.00%, 07/01/22	2,000	2,276,060
Series A, 5.00%, 07/01/24 (Call 07/01/21)	935	1,037,102
Series A, 5.00%, 07/01/29 (Call 07/01/22)	715	805,984
Series A, 5.00%, 07/01/29 (PR 07/01/22)	285	325,145
Series A, 5.00%, 07/01/30 (Call 07/01/22)	1,105	1,242,020
Series A, 5.00%, 07/01/30 (PR 07/01/22)	895	1,021,070
Arizona School Facilities Board COP
5.13%, 09/01/21 (PR 09/01/18)	1,000	1,027,890
5.25%, 09/01/23 (PR 09/01/18)	1,465	1,507,207
5.75%, 09/01/19 (PR 09/01/18)	1,250	1,290,612
Series A, 5.00%, 09/01/21	2,285	2,545,741
Series A, 5.00%, 09/01/23	750	867,922
Arizona State University RB
Series A, 5.00%, 07/01/42 (Call 07/01/22)	1,000	1,112,920
Series B, 5.00%, 07/01/47 (Call 07/01/26)	1,500	1,730,220
Arizona Transportation Board RB
5.00%, 07/01/23	1,500	1,747,440
5.00%, 07/01/24 (PR 07/01/19)	685	721,182
5.25%, 07/01/20 (PR 07/01/19)	480	507,211
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/22	1,425	1,633,378
Series A, 5.00%, 10/01/30 (PR 10/01/20)	2,600	2,839,382
City of Mesa AZ Utility System Revenue RB 4.00%, 07/01/32 (Call 07/01/26)	1,500	1,626,825

Security	Par (000)	Value
Arizona (continued)
City of Phoenix AZ GO
4.00%, 07/01/24	$1,040	$1,170,957
4.00%, 07/01/25 (Call 07/01/24)	2,000	2,240,040
5.00%, 07/01/25	3,800	4,582,762
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/19	1,000	1,051,860
5.00%, 07/01/20	3,000	3,248,340
Series 2015A, 5.00%, 07/01/45 (Call 07/01/25)	2,000	2,275,000
Series A, 5.00%, 07/01/39 (PR 07/01/19)	800	842,896
Series A, 5.00%, 07/01/40 (Call 07/01/20)	1,700	1,844,772
Series A, 5.00%, 07/01/41 (Call 07/01/25)	2,000	2,298,400
Series B, 5.00%, 07/01/20	2,000	2,168,200
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,000	1,179,910
Series B, 5.00%, 07/01/27 (Call 07/01/24)	3,000	3,523,590
County of Pima AZ Sewer System Revenue RB 5.00%, 07/01/23	2,500	2,890,900
Maricopa County Community College District GO
5.00%, 07/01/20	2,035	2,208,830
5.00%, 07/01/21	2,840	3,164,754
Pinal County Electric District No. 3 RB 5.25%, 07/01/41 (PR 07/01/21)	1,000	1,122,610
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/28	1,000	1,238,510
5.00%, 01/01/31 (Call 01/01/28)	2,000	2,436,880
5.00%, 12/01/34 (Call 06/01/25)	2,500	2,919,000
Series A, 4.00%, 01/01/38 (Call 01/01/27)	2,000	2,147,960
Series A, 5.00%, 01/01/21 (PR 01/01/18)	2,000	2,005,660
Series A, 5.00%, 12/01/26 (Call 12/01/21)	2,030	2,270,799
Series A, 5.00%, 01/01/27	1,000	1,224,580
Series A, 5.00%, 01/01/27 (PR 01/01/18)	1,800	1,805,094
Series A, 5.00%, 12/01/28 (Call 12/01/21)	2,075	2,316,053
Series A, 5.00%, 12/01/29 (Call 06/01/22)	400	452,224
Series A, 5.00%, 12/01/30 (Call 06/01/22)	2,500	2,822,950
Series A, 5.00%, 12/01/31 (Call 06/01/22)	2,100	2,370,312
Series A, 5.00%, 01/01/32 (PR 01/01/19)	3,045	3,157,208
Series A, 5.00%, 01/01/38 (Call 01/01/27)	8,350	9,805,655
Series A, 5.00%, 01/01/38 (PR 01/01/18)	9,465	9,491,786
Series A, 5.00%, 12/01/45 (Call 06/01/25)	5,000	5,760,650
Series B, 4.00%, 01/01/18	1,225	1,227,523
Series B, 5.00%, 12/01/19	500	532,785
State of Arizona COP
Series A, 5.00%, 10/01/18 (AGM)	200	205,864
Series A, 5.00%, 10/01/29 (Call 10/01/19) (AGM)	1,000	1,056,800
Series A, 5.25%, 10/01/20 (Call 10/01/19) (AGM)	355	378,008

		122,494,148
Arkansas — 0.1%
State of Arkansas GO
4.00%, 06/15/20	2,000	2,116,520
5.00%, 06/15/21	4,885	5,433,341

		7,549,861
California — 22.3%
Acalanes Union High School District GO Series A, 0.00%, 08/01/39 (Call 08/01/29)(a)	3,000	2,770,200
Alameda Corridor Transportation Authority RB
Series B, 5.00%, 10/01/34 (Call 10/01/26)	2,000	2,289,680
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	1,000	1,152,340
Series B, 5.00%, 10/01/37 (Call 10/01/26)	4,950	5,617,903

296

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
Alameda County Transportation Commission RB 4.00%, 03/01/22	$500	$549,010
Allan Hancock Joint Community College District/CA GO Series C, 0.00%, 08/01/47 (Call 08/01/40)(a)	1,000	578,820
Alvord Unified School District GO
Series B, 0.00%, 08/01/36 (AGM)(a)	2,000	962,960
Series B, 0.00%, 08/01/43 (AGM)(a)	6,415	2,382,018
Anaheim Housing & Public Improvements Authority RB
5.00%, 10/01/34 (Call 10/01/21)	2,000	2,232,340
5.00%, 10/01/35 (Call 10/01/21)	1,385	1,543,181
5.00%, 10/01/41 (Call 10/01/21)	1,600	1,764,064
Anaheim Public Financing Authority RB Series C, 0.00%, 09/01/32 (AGM)(a)	3,040	1,778,461
Anaheim Redevelopment Agency TA Series A, 5.00%, 02/01/31 (Call 02/01/18) (AGM)	1,000	1,005,960
Bay Area Toll Authority RB
1.38%, 04/01/53 (Call 10/01/19)	2,200	2,175,822
2.13%, 04/01/53 (Call 10/01/24)	2,000	1,989,880
2.85%, 04/01/47 (Call 10/01/24)	4,000	4,153,560
2.95%, 04/01/47 (Call 10/01/25)	1,000	1,040,460
4.00%, 04/01/33 (Call 04/01/27)	1,800	1,957,644
4.00%, 04/01/37 (Call 04/01/27)	3,000	3,214,590
4.00%, 04/01/38 (Call 04/01/27)	4,950	5,283,382
4.00%, 04/01/42 (Call 04/01/27)	2,500	2,651,775
5.00%, 04/01/28	1,600	2,015,088
Series C, 1.88%, 04/01/47 (Call 10/01/18)	9,115	9,140,613
Series D, 1.88%, 04/01/34 (Call 10/01/19)	2,200	2,202,134
Series F-1, 5.00%, 04/01/23 (Call 04/01/22)	1,860	2,116,531
Series F-1, 5.00%, 04/01/26 (Call 04/01/22)	1,000	1,135,230
Series F-1, 5.00%, 04/01/28 (Call 04/01/22)	1,595	1,807,837
Series F-1, 5.00%, 04/01/28 (PR 04/01/19)	25	26,160
Series F-1, 5.00%, 04/01/30 (Call 04/01/22)	2,000	2,262,440
Series F-1, 5.00%, 04/01/31 (Call 04/01/22)	1,315	1,485,792
Series F-1, 5.00%, 04/01/34 (PR 04/01/18)	500	506,215
Series F-1, 5.00%, 04/01/39 (PR 04/01/18)	2,675	2,708,250
Series F-1, 5.00%, 04/01/54 (Call 04/01/24)	3,000	3,383,730
Series F-1, 5.13%, 04/01/39 (PR 04/01/19)	825	864,633
Series F-1, 5.25%, 04/01/24 (PR 04/01/19)	2,500	2,624,175
Series F-1, 5.50%, 04/01/43 (PR 04/01/18)	1,400	1,419,670
Series F-1, 5.63%, 04/01/44 (PR 04/01/19)	1,295	1,365,668
Series F-2, 4.00%, 04/01/21	1,000	1,077,730
Series S-2, 5.00%, 10/01/42 (PR 10/01/20)	2,510	2,750,583
Series S-4, 5.00%, 04/01/29 (PR 04/01/23)	1,090	1,272,357
Series S-4, 5.00%, 04/01/32 (PR 04/01/23)	2,000	2,334,600
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	1,750	2,042,775
Series S-4, 5.25%, 04/01/48 (PR 04/01/23)	2,250	2,654,955
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	370	436,593
Series S-6, 5.00%, 10/01/54 (Call 10/01/24)	4,000	4,535,120
Bay Area Water Supply & Conservation Agency RB Series A, 5.00%, 10/01/34 (Call 04/01/23)	1,500	1,711,530
Beverly Hills Unified School District CA GO 0.00%, 08/01/33(a)	1,000	605,490
California Educational Facilities Authority RB
5.00%, 04/01/45 (Call 04/01/25)	2,000	2,239,050
5.00%, 10/01/49 (Call 04/01/26)	500	581,565
Series T-1, 5.00%, 03/15/39	1,015	1,323,134
Series U-2, 5.00%, 10/01/32	5,000	6,368,950
Series U-3, 5.00%, 06/01/43	3,000	4,005,720
Series U-6, 5.00%, 05/01/45	4,400	5,926,184
Series U-7, 5.00%, 06/01/46	5,000	6,765,750

Security	Par (000)	Value
California (continued)
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/23 (ETM) (AGM)	$2,845	$3,337,356
5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	2,000	2,534,560
5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	500	633,640
5.13%, 07/01/37 (PR 07/01/26) (AMBAC)	5,710	7,145,323
Series A, 4.00%, 10/01/45 (Call 10/01/26)	1,500	1,595,130
Series A, 5.00%, 10/01/41 (Call 10/01/26)	1,010	1,190,426
California Municipal Finance Authority RB 5.00%, 06/01/42 (Call 06/01/27)	2,110	2,477,267
California State Public Works Board RB
Series A, 5.00%, 12/01/19 (AMBAC)	15	15,514
Series A, 5.00%, 04/01/20	690	741,674
Series A, 5.00%, 04/01/21	1,500	1,655,745
Series A, 5.00%, 04/01/22	1,810	2,045,083
Series A, 5.00%, 09/01/27 (Call 09/01/24)	2,175	2,536,768
Series A, 5.00%, 04/01/30 (Call 04/01/22)	5,500	6,153,565
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,535	1,771,666
Series A, 5.00%, 03/01/38 (Call 03/01/23)	3,155	3,530,256
Series A, 5.00%, 09/01/39 (Call 09/01/24)	1,000	1,135,580
Series A, 6.25%, 04/01/34 (PR 04/01/19)	1,725	1,832,053
Series A-1, 6.00%, 03/01/35 (PR 03/01/20)	1,000	1,098,340
Series B, 5.00%, 10/01/22	1,800	2,055,168
Series B, 5.00%, 10/01/25	3,910	4,705,411
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,750	3,127,052
Series C, 4.00%, 06/01/28 (Call 06/01/22)	200	213,724
Series D, 5.00%, 12/01/23 (Call 12/01/21)	1,500	1,690,245
Series D, 5.00%, 12/01/31 (Call 12/01/21)	750	831,345
Series F, 5.00%, 05/01/19	2,850	2,988,453
Series F, 5.00%, 05/01/20	1,000	1,077,530
Series F, 5.00%, 05/01/23	3,420	3,954,785
Series F, 5.00%, 05/01/26 (Call 05/01/25)	1,990	2,368,956
Series F, 5.00%, 05/01/27 (Call 05/01/25)	4,280	5,066,108
Series G, 5.00%, 01/01/19	2,780	2,885,779
Series G, 5.00%, 01/01/21	4,505	4,941,399
Series G, 5.00%, 11/01/37 (Call 11/01/22)	3,175	3,564,414
Series G-1, 5.75%, 10/01/30 (PR 10/01/19)	3,025	3,254,386
Series H, 5.00%, 12/01/19	5,000	5,322,800
Series H, 5.00%, 09/01/38 (PR 09/01/23)	1,000	1,173,790
Series I, 5.00%, 11/01/38 (Call 11/01/23)	6,830	7,742,283
Series I-1, 6.38%, 11/01/34 (PR 11/01/19)	600	654,576
California State University RB
Series A, 4.00%, 11/01/28 (Call 11/01/22)	1,680	1,827,286
Series A, 4.00%, 11/01/34 (Call 11/01/25)	2,000	2,142,740
Series A, 4.00%, 11/01/34 (Call 05/01/26)	1,000	1,071,500
Series A, 4.00%, 11/01/35 (Call 05/01/26)	5,000	5,338,350
Series A, 4.00%, 11/01/45 (Call 05/01/26)	5,000	5,258,800
Series A, 5.00%, 11/01/23	1,000	1,180,430
Series A, 5.00%, 11/01/24 (Call 11/01/21)	1,250	1,404,313
Series A, 5.00%, 11/01/24 (Call 11/01/23)	1,000	1,175,520
Series A, 5.00%, 11/01/25 (Call 11/01/23)	1,400	1,641,444
Series A, 5.00%, 11/01/27 (Call 11/01/22)	1,170	1,338,012
Series A, 5.00%, 11/01/29 (Call 05/01/26)	700	847,308
Series A, 5.00%, 11/01/30 (Call 11/01/25)	2,000	2,383,600
Series A, 5.00%, 11/01/31 (Call 05/01/26)	500	600,550
Series A, 5.00%, 11/01/31 (Call 05/01/27)	1,500	1,816,830
Series A, 5.00%, 11/01/32 (Call 05/01/26)	1,000	1,196,040
Series A, 5.00%, 11/01/33 (Call 11/01/25)	1,500	1,762,830
Series A, 5.00%, 11/01/34 (Call 11/01/24)	2,950	3,429,404
Series A, 5.00%, 11/01/37 (Call 11/01/22)	5,320	5,967,231
Series A, 5.00%, 11/01/38 (Call 05/01/27)	2,500	2,956,625

297

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
Series A, 5.00%, 11/01/39 (Call 05/01/18) (AGM)	$15	$15,235
Series A, 5.00%, 11/01/39 (Call 11/01/24)	500	574,400
Series A, 5.00%, 11/01/39 (PR 05/01/18) (AGM)	985	1,000,346
Series A, 5.00%, 11/01/41 (Call 05/01/26)	1,005	1,172,051
Series A, 5.00%, 11/01/44 (Call 11/01/24)	700	790,006
Series A, 5.00%, 11/01/45 (Call 05/01/26)	2,800	3,251,752
Series A, 5.00%, 11/01/47 (Call 11/01/25)	1,000	1,138,340
Series A, 5.25%, 11/01/34 (PR 05/01/19)	500	526,385
Series A, 5.25%, 11/01/38 (PR 05/01/19)	1,575	1,658,113
California Statewide Communities Development Authority RB Series A, 5.00%, 05/15/42 (Call 05/15/27)	500	576,390
Centinela Valley Union High School District GO Series B, 0.00%, 08/01/45 (Call 08/01/22) (AGM)(a)	4,000	914,760
Cerritos Community College District GO Series A, 4.00%, 08/01/44 (Call 08/01/24)	1,750	1,820,507
Chabot-Las Positas Community College District GO
4.00%, 08/01/33 (Call 08/01/26)	2,000	2,162,540
4.00%, 08/01/34 (Call 08/01/26)	2,845	3,064,947
5.00%, 08/01/31 (Call 08/01/23)	1,200	1,384,020
Series A, 4.00%, 08/01/19	1,500	1,561,425
Chaffey Joint Union High School District GO Series B, 4.00%, 08/01/44 (Call 02/01/25)	2,000	2,097,660
City & County of San Francisco CA COP Series A, 5.00%, 04/01/29 (Call 04/01/19)	500	522,120
City & County of San Francisco CA GO
Series R1, 5.00%, 06/15/18	2,500	2,551,025
Series R1, 5.00%, 06/15/21	25	27,934
Series R1, 5.00%, 06/15/22 (Call 12/15/21)	1,000	1,133,870
City of Los Angeles CA GO
Series B, 5.00%, 09/01/19	1,200	1,272,972
Series B, 5.00%, 09/01/20	1,250	1,365,638
City of Los Angeles CA Wastewater System Revenue RB
Series A, 5.00%, 06/01/19	4,425	4,654,613
Series A, 5.00%, 06/01/26 (Call 06/01/23)	1,000	1,166,040
Series A, 5.00%, 06/01/34 (Call 06/01/23)	1,000	1,147,440
Series A, 5.00%, 06/01/39 (PR 06/01/19)	500	525,340
Series A, 5.25%, 06/01/47 (Call 06/01/27)	1,500	1,803,060
Series B, 5.00%, 06/01/22	2,625	3,002,974
Series B, 5.00%, 06/01/23	200	234,464
Series B, 5.00%, 06/01/31 (Call 06/01/22)	1,000	1,131,020
Series B, 5.00%, 06/01/32 (Call 06/01/22)	400	450,756
City of Los Angeles Department of Airports RB
Series A, 5.00%, 05/15/26 (Call 05/15/20)	2,705	2,926,188
Series A, 5.00%, 05/15/28 (Call 05/15/20)	2,000	2,162,540
Series A, 5.00%, 05/15/32 (Call 05/15/20)	1,125	1,212,761
Series A, 5.00%, 05/15/34 (Call 05/15/19)	8,600	9,022,948
Series A, 5.00%, 05/15/35 (Call 05/15/20)	4,870	5,239,000
Series A, 5.00%, 05/15/40 (Call 05/15/20)	7,950	8,532,576
Series A, 5.25%, 05/15/39 (Call 05/15/19)	1,000	1,052,150
Series B, 5.00%, 05/15/35 (Call 05/15/22)	500	561,930
Series B, 5.00%, 05/15/40 (Call 05/15/20)	3,000	3,222,060
Series C, 5.00%, 05/15/38 (Call 05/15/25)	3,100	3,573,525
Series D, 5.25%, 05/15/33 (Call 05/15/20)	700	760,193
City of Redding CA Electric System Revenue COP
Series A, 5.00%, 06/01/30 (Call 06/01/18) (AGM)	420	427,090
Series A, 5.00%, 06/01/30 (PR 06/01/18) (AGM)	580	590,713
City of Sacramento CA Water Revenue RB 5.00%, 09/01/42 (Call 09/01/23)	750	846,683

Security	Par (000)	Value
California (continued)
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/25 (Call 05/01/25)	$800	$967,544
5.00%, 11/01/27 (Call 11/01/26)	6,500	8,012,225
5.00%, 11/01/29 (Call 11/01/26)	3,000	3,649,020
5.00%, 11/01/31 (Call 05/01/25)	2,000	2,356,900
5.00%, 11/01/32 (Call 05/01/25)	2,000	2,346,520
Series A, 4.00%, 11/01/39 (Call 11/01/26)	2,000	2,142,360
Series A, 5.00%, 11/01/30 (Call 11/01/21)	5,500	6,196,740
Series A, 5.00%, 11/01/32 (Call 11/01/21)	400	448,736
Series A, 5.00%, 11/01/33 (Call 11/01/26)	2,000	2,390,000
Series A, 5.00%, 11/01/35 (Call 05/01/22)	4,000	4,475,160
Series A, 5.00%, 11/01/37 (Call 05/01/22)	1,000	1,113,890
Series A, 5.00%, 11/01/41 (Call 11/01/21)	2,750	3,056,432
Series A, 5.00%, 11/01/43 (Call 05/01/22)	1,000	1,109,010
Series B, 5.00%, 11/01/39 (PR 11/01/19)	1,000	1,064,220
Clovis Unified School District GO Series D, 4.00%, 08/01/40 (Call 08/01/25)	1,000	1,047,690
Coast Community College District GO
0.00%, 08/01/34 (Call 08/01/25)(a)	2,000	1,076,020
5.00%, 08/01/29 (Call 08/01/25)	2,000	2,383,320
Series A, 5.00%, 08/01/38 (Call 08/01/23)	3,580	4,083,885
Series B, 0.00%, 08/01/27 (AGM)(a)	6,475	5,002,196
Series D, 4.00%, 08/01/42 (Call 08/01/27)	2,000	2,130,260
Contra Costa Community College District GO
5.00%, 08/01/38 (Call 08/01/23)	10,155	11,543,899
Series A, 4.00%, 08/01/39 (Call 08/01/24)	750	786,615
County of Sacramento CA Airport System Revenue RB
5.00%, 07/01/40 (Call 07/01/20)	1,145	1,225,413
Series A, 5.00%, 07/01/41 (Call 07/01/26)	3,500	4,042,885
Series B, 5.75%, 07/01/39 (Call 07/01/18)	1,250	1,283,138
Series C, 6.00%, 07/01/41 (PR 07/01/18)	1,705	1,751,444
County of Santa Clara CA GO
4.00%, 08/01/39 (Call 08/01/22)	2,250	2,338,132
Series C, 4.00%, 08/01/38	3,015	3,289,817
Cucamonga Valley Water District RB Series A, 5.38%, 09/01/35 (Call 09/01/21) (AGM)	750	845,415
Desert Community College District GO 4.00%, 08/01/39 (Call 08/01/27)	3,500	3,727,955
East Bay Municipal Utility District Water System Revenue RB
5.00%, 06/01/31 (Call 06/01/27)	2,000	2,448,560
Series 2014-B, 5.00%, 06/01/24	500	597,615
Series A, 5.00%, 06/01/36 (Call 06/01/25)	1,925	2,267,765
Series A, 5.00%, 06/01/36 (PR 06/01/20)	13,210	14,336,549
Series A, 5.00%, 06/01/42 (Call 06/01/27)	750	892,200
Series A, 5.00%, 06/01/45 (Call 06/01/27)	2,465	2,925,561
Series B, 5.00%, 06/01/22	2,000	2,290,780
Series B, 5.00%, 06/01/23	1,000	1,171,180
Series B, 5.00%, 06/01/34 (Call 06/01/27)	4,800	5,808,384
Eastern Municipal Water District COP Series H, 5.00%, 07/01/35 (PR 07/01/18)	500	510,615
Eastern Municipal Water District Financing Authority RB Series D, 5.00%, 07/01/47 (Call 07/01/27)	1,500	1,764,420
El Camino Community College District GO
Series 2012-A, 4.00%, 08/01/45 (Call 08/01/26)	2,000	2,113,900
Series C, 0.00%, 08/01/32(a)	200	125,582
Series C, 0.00%, 08/01/34(a)	8,415	4,854,277
El Dorado Irrigation District/El Dorado County Water Agency RB Series A, 5.00%, 03/01/34 (Call 03/01/24) (AGM)	500	573,360

298

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
Escondido Union High School District GO
Series C, 0.00%, 08/01/46(a)	$1,905	$618,534
Series C, 0.00%, 08/01/51(a)	2,850	754,709
Foothill-De Anza Community College District GO
4.00%, 08/01/40 (Call 08/01/26)	4,000	4,255,760
Series C, 5.00%, 08/01/36 (PR 08/01/21)	1,000	1,121,080
Series C, 5.00%, 08/01/40 (PR 08/01/21)	4,750	5,325,130
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/15/34 (AGM)(a)	1,000	537,510
0.00%, 01/15/35 (AGM)(a)	1,700	871,879
Series A, 0.00%, 01/01/20 (ETM)(a)	1,355	1,309,038
Series A, 0.00%, 01/01/23 (ETM)(a)	500	454,705
Series A, 0.00%, 01/01/25 (ETM)(a)	200	173,368
Series A, 0.00%, 01/01/26 (ETM)(a)	1,500	1,270,200
Series A, 0.00%, 01/01/28 (ETM)(a)	4,450	3,499,213
Series A, 0.00%, 01/01/30 (ETM)(a)	1,000	732,040
Series B-1, 3.95%, 01/15/53 (Call 07/15/27)	1,800	1,802,790
Fremont Union High School District GO 4.00%, 08/01/40 (Call 08/01/24)	2,000	2,108,700
Glendale Unified School District/CA GO Series B, 4.00%, 09/01/41 (Call 09/01/25)	1,650	1,739,826
Hayward Area Recreation & Park District GO Series A, 4.00%, 08/01/46 (Call 08/01/27)	9,110	9,672,178
Long Beach Community College District GO
Series B, 0.00%, 08/01/49 (Call 08/01/42)(a)	2,000	1,153,800
Series B, 5.00%, 08/01/39 (PR 08/01/22)	1,500	1,712,805
Long Beach Unified School District GO Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	800	329,720
Los Angeles Community College District/CA GO
4.00%, 08/01/37 (Call 08/01/26)	1,500	1,608,855
Series A, 4.00%, 08/01/32 (Call 08/01/24)	1,000	1,079,980
Series A, 4.00%, 08/01/33 (Call 08/01/24)	2,960	3,187,358
Series A, 5.00%, 08/01/22	1,000	1,148,140
Series A, 5.00%, 08/01/29 (Call 08/01/24)	9,790	11,598,800
Series A, 5.00%, 08/01/30 (Call 08/01/24)	7,000	8,269,380
Series A, 5.00%, 08/01/31 (Call 08/01/24)	2,000	2,355,880
Series A, 6.00%, 08/01/33 (PR 08/01/19)	3,000	3,222,270
Series C, 5.00%, 06/01/26	1,000	1,231,470
Series E-1, 5.00%, 08/01/33 (PR 08/01/18)	7,020	7,192,411
Los Angeles Convention & Exhibit Center Authority RB Series A, 5.00%, 08/15/20 (PR 08/15/18)	1,200	1,231,200
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 07/01/20	3,300	3,592,380
Series A, 5.00%, 07/01/21 (Call 07/01/18) (AGC)	2,030	2,074,883
Series A, 5.00%, 07/01/22 (Call 07/01/18) (AGC)	200	204,410
Series A, 5.00%, 06/01/36 (Call 06/01/26)	2,500	2,967,100
Series B, 5.00%, 07/01/22 (PR 07/01/21)	1,000	1,118,780
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/37 (Call 08/01/22)	1,000	1,114,850
Series D, 4.00%, 12/01/40 (Call 12/01/25)	3,765	3,992,255
Series D, 5.00%, 12/01/45 (Call 12/01/25)	2,000	2,279,300
Los Angeles County Sanitation Districts Financing Authority RB Series A, 5.00%, 10/01/20	1,000	1,096,730
Los Angeles Department of Water & Power Power System Revenue RB Series C, 5.00%, 07/01/47 (Call 07/01/27)	2,000	2,356,240
Los Angeles Department of Water & Power System Revenue RB

Security	Par (000)	Value
California (continued)
Series A, 5.00%, 07/01/20	$2,545	$2,767,128
Series A, 5.00%, 07/01/21	35	39,118
Series A, 5.00%, 07/01/22 (Call 07/01/21)	1,480	1,651,961
Series A, 5.00%, 07/01/22 (PR 07/01/21)	20	22,302
Series A, 5.00%, 07/01/28 (Call 01/01/25)	2,000	2,376,560
Series A, 5.00%, 07/01/46 (Call 01/01/26)	6,000	6,943,260
Series A-1, 5.25%, 07/01/38 (Call 07/01/18)	1,920	1,964,410
Series B, 5.00%, 07/01/25 (Call 07/01/20)	2,000	2,170,320
Series B, 5.00%, 07/01/30 (Call 07/01/23)	1,500	1,736,250
Series B, 5.00%, 07/01/32 (Call 01/01/24)	1,145	1,331,314
Series B, 5.00%, 07/01/36 (Call 01/01/27)	2,000	2,369,780
Series B, 5.00%, 07/01/42 (Call 01/01/26)	1,095	1,270,572
Series B, 5.00%, 07/01/43 (Call 07/01/22)	4,415	4,956,279
Series B, 5.00%, 07/01/43 (Call 01/01/24)	1,780	2,028,257
Series B, 5.25%, 07/01/24 (Call 07/01/19)	1,630	1,724,247
Series B, 5.25%, 07/01/24 (PR 07/01/19)	15	15,858
Series C, 5.00%, 07/01/26 (Call 07/01/24)	6,315	7,523,817
Series D, 5.00%, 07/01/35 (Call 07/01/24)	1,250	1,458,975
Series D, 5.00%, 07/01/44 (Call 07/01/24)	9,455	10,842,710
Series E, 5.00%, 07/01/44 (Call 07/01/24)	2,000	2,293,540
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/36 (Call 01/01/21)	5,000	5,463,900
Series A, 5.00%, 07/01/43 (Call 07/01/22)	2,500	2,806,500
Series A, 5.00%, 07/01/44 (Call 01/01/27)	3,000	3,517,740
Series A, 5.00%, 07/01/46 (Call 01/01/26)	6,000	6,943,260
Series B, 5.00%, 07/01/33 (Call 07/01/23)	2,500	2,871,000
Series B, 5.00%, 07/01/34 (Call 07/01/23)	1,200	1,372,656
Series B, 5.00%, 07/01/36 (Call 07/01/22)	1,000	1,134,270
Series B, 5.00%, 07/01/43 (Call 07/01/22)	4,540	5,096,604
Series B, 5.00%, 07/01/46 (Call 01/01/26)	3,925	4,542,049
Los Angeles Unified School District/CA GO
5.00%, 07/01/20	4,000	4,349,120
Series A, 4.00%, 07/01/33 (Call 07/01/25)	1,000	1,075,720
Series A, 5.00%, 07/01/21	5,000	5,588,350
Series A, 5.00%, 07/01/22	2,000	2,290,240
Series A, 5.00%, 07/01/23	2,500	2,925,400
Series A, 5.00%, 07/01/24	3,000	3,580,410
Series A, 5.00%, 07/01/25	3,400	4,126,920
Series A, 5.00%, 07/01/27	3,500	4,359,005
Series A, 5.00%, 07/01/29 (Call 07/01/21)	1,000	1,109,200
Series A, 5.00%, 07/01/29 (Call 07/01/25)	4,000	4,737,640
Series A, 5.00%, 07/01/30 (Call 07/01/21)	3,080	3,414,088
Series A, 5.00%, 07/01/31 (Call 07/01/21)	4,110	4,552,811
Series A, 5.00%, 07/01/40 (Call 07/01/25)	4,000	4,617,480
Series A-1, 5.00%, 07/01/21	3,000	3,353,010
Series B, 5.00%, 07/01/18	2,575	2,631,470
Series C, 5.00%, 07/01/22	1,705	1,952,430
Series C, 5.00%, 07/01/23	4,140	4,844,462
Series C, 5.00%, 07/01/25 (Call 07/01/24)	2,050	2,439,623
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	880,898
Series D, 5.00%, 07/01/26 (Call 07/01/24)	1,550	1,840,377
Series D, 5.00%, 01/01/34 (Call 07/01/19)	250	263,045
Series D, 5.20%, 07/01/29 (Call 07/01/19)	1,000	1,056,080
Series I, 5.00%, 07/01/27 (Call 07/01/19)	6,890	7,257,237
Series I, 5.00%, 07/01/29 (Call 07/01/19)	1,200	1,263,576
Mendocino-Lake Community College District GO
Series B, 0.00%, 08/01/51 (AGM)(a)	750	191,588
Series B, 0.00%, 08/01/51 (PR 08/01/21) (AGM)(a)	1,175	107,936
Merced Union High School District GO Series C, 0.00%, 08/01/46 (PR 08/01/21)(a)	1,500	234,555

299

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
Metropolitan Water District of Southern California RB
5.75%, 08/10/18	$900	$924,795
Series A, 5.00%, 07/01/28 (Call 07/01/25)	8,695	10,425,305
Series B, 5.00%, 08/01/20 (Call 07/01/20)	2,000	2,176,680
Series C, 5.00%, 10/01/26 (Call 10/01/21)	200	224,812
Series C, 5.00%, 10/01/27	1,000	1,255,200
Series E, 5.00%, 07/01/23	1,000	1,173,060
Series G, 5.00%, 07/01/28 (Call 07/01/22)	560	639,414
Modesto Irrigation District COP
Series A, 6.00%, 10/01/39 (Call 04/01/19)	355	375,870
Series A, 6.00%, 10/01/39 (PR 04/01/19)	145	153,426
Mount Diablo Unified School District/CA GO
5.00%, 06/01/37 (Call 08/01/22)	2,355	2,634,303
Series A, 0.00%, 08/01/35 (Call 08/01/25) (AGM)(a)	2,530	2,362,640
Mount San Antonio Community College District GO
0.00%, 08/01/28 (Call 02/01/28)(a)	1,000	964,620
0.00%, 08/01/43 (Call 08/01/35)(a)	11,570	9,393,220
M-S-R Public Power Agency RB
Series L, 5.00%, 07/01/19 (Call 07/01/18) (AGM)	270	275,198
Series L, 5.00%, 07/01/19 (PR 07/01/18) (AGM)	30	30,646
Municipal Improvement Corp. of Los Angeles RB
Series B, 4.00%, 11/01/34 (Call 11/01/26)	800	850,528
Series B, 5.00%, 11/01/30 (Call 11/01/26)	2,000	2,395,280
Newport Mesa Unified School District GO
0.00%, 08/01/34(a)	1,500	876,705
0.00%, 08/01/38(a)	1,500	738,450
0.00%, 08/01/41 (PR 08/01/21)(a)	2,520	577,332
0.00%, 08/01/43 (Call 08/01/27)(a)	1,500	548,460
0.00%, 08/01/44 (Call 08/01/27)(a)	1,125	394,380
0.00%, 08/01/45 (Call 08/01/27)(a)	2,500	840,075
Orange County Sanitation District COP Series A, 5.00%, 02/01/39 (PR 02/01/19)	500	520,305
Palomar Community College District GO
4.00%, 08/01/45 (Call 08/01/27)	1,900	2,018,864
Series C, 4.00%, 08/01/40 (Call 08/01/25)	1,000	1,054,620
Series D, 4.00%, 08/01/46 (Call 08/01/27)	500	530,855
Series D, 5.25%, 08/01/45 (Call 08/01/27)	1,000	1,208,860
Peralta Community College District GO Series C, 5.00%, 08/01/39 (PR 08/01/19)	500	528,460
Placentia-Yorba Linda Unified School District GO
0.00%, 08/01/42(a)	1,205	479,747
Series D, 0.00%, 08/01/46(a)	2,500	804,200
Port of Los Angeles RB
Series B, 5.00%, 08/01/44 (Call 08/01/24)	2,430	2,743,154
Series C, 5.25%, 08/01/23 (Call 08/01/19)	1,000	1,060,830
Poway Unified School District GO
0.00%, 08/01/33(a)	1,000	587,120
0.00%, 08/01/36(a)	13,250	6,771,810
0.00%, 08/01/41(a)	1,500	622,815
0.00%, 08/01/46(a)	5,500	1,718,640
0.00%, 08/01/51(a)	1,250	317,475
Series B, 0.00%, 08/01/34(a)	4,630	2,593,263
Rio Hondo Community College District/CA GO
0.00%, 08/01/42 (Call 08/01/34)(a)	560	580,294
Series 2004-C, 0.00%, 08/01/42 (Call 08/01/34)(a)	5,000	5,258,100
Riverside CA Sewer Revenue RB Series A, 5.00%, 08/01/40 (Call 08/01/25)	1,690	1,913,486
Riverside County Public Financing Authority RB 5.25%, 11/01/45 (Call 11/01/25)	1,000	1,170,380

Security	Par (000)	Value
California (continued)
Riverside County Transportation Commission RB
Series A, 5.25%, 06/01/39 (Call 06/01/23)	$1,500	$1,731,240
Series A, 5.75%, 06/01/48 (Call 06/01/23)	2,000	2,237,880
Sacramento Area Flood Control Agency SA Series A, 5.00%, 10/01/41 (Call 10/01/26)	2,000	2,328,260
Sacramento City Financing Authority RB
5.25%, 12/01/30 (AMBAC)	440	539,972
Series A, 5.40%, 11/01/20 (AMBAC)	270	287,258
Sacramento County Sanitation Districts Financing Authority RB Series A, 5.00%, 12/01/44 (Call 06/01/24)	2,000	2,283,740
Sacramento Municipal Utility District RB
Series A, 5.00%, 08/15/41 (Call 08/15/23)	7,910	8,989,715
Series U, 5.00%, 08/15/27 (Call 08/15/18) (AGM)	1,170	1,200,923
Series U, 5.00%, 08/15/27 (PR 08/15/18) (AGM)	735	754,375
Series X, 5.00%, 08/15/20	550	600,991
Series X, 5.00%, 08/15/25 (Call 08/15/21)	745	832,999
Series X, 5.00%, 08/15/25 (PR 08/15/21)	255	285,220
San Bernardino Community College District GO Series A, 6.25%, 08/01/33 (PR 08/01/18)	300	309,819
San Diego Community College District GO
5.00%, 08/01/28 (Call 08/01/26)	1,000	1,227,580
5.00%, 08/01/29 (PR 08/01/21)	120	134,530
5.00%, 08/01/30 (Call 08/01/23)	1,250	1,457,650
5.00%, 08/01/30 (Call 08/01/26)	3,500	4,247,145
5.00%, 08/01/31 (Call 08/01/26)	8,000	9,651,920
5.00%, 08/01/43 (Call 08/01/23)	1,490	1,698,868
San Diego County Regional Airport Authority RB
Series A, 5.00%, 07/01/40 (Call 07/01/20)	1,420	1,542,802
Series A, 5.00%, 07/01/43 (Call 07/01/23)	1,250	1,424,225
San Diego County Regional Transportation Commission RB
Series A, 5.00%, 04/01/41 (Call 04/01/26)	3,000	3,511,260
Series A, 5.00%, 04/01/42 (Call 04/01/22)	2,000	2,223,660
Series A, 5.00%, 04/01/48 (Call 04/01/22)	2,500	2,773,025
Series A, 5.00%, 04/01/48 (Call 04/01/26)	2,270	2,642,144
San Diego County Water Authority Financing Corp. COP
Series 2008, 5.00%, 05/01/38 (PR 05/01/18) (AGM)	10,000	10,155,800
Series A, 5.00%, 05/01/33 (PR 05/01/18) (AGM)	3,800	3,859,204
San Diego County Water Authority Financing Corp. RB
5.00%, 05/01/31 (Call 11/01/22)	1,735	1,985,013
5.00%, 05/01/34 (Call 11/01/22)	1,000	1,139,570
Series B, 5.00%, 05/01/36 (Call 05/01/26)	2,250	2,662,897
San Diego Public Facilities Financing Authority RB Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,810	2,072,758
San Diego Public Facilities Financing Authority Sewer Revenue RB
5.00%, 05/15/22	1,025	1,172,590
5.00%, 05/15/23	2,555	2,988,967
5.00%, 05/15/25	2,500	3,037,725
Series A, 5.00%, 05/15/29 (Call 05/15/26)	2,500	3,047,675
Series A, 5.25%, 05/15/34 (PR 05/15/19)	8,800	9,277,136
Series A, 5.25%, 05/15/39 (PR 05/15/19)	1,000	1,054,220
Series B, 5.00%, 05/15/18	1,000	1,017,070
Series B, 5.00%, 05/15/22 (PR 05/15/19)	4,010	4,210,139
Series B, 5.50%, 05/15/23 (PR 05/15/19)	1,445	1,527,423
San Diego Public Facilities Financing Authority Water Revenue RB
Series B, 5.00%, 08/01/28 (Call 08/01/26)	2,500	3,038,050
Series B, 5.50%, 08/01/39 (PR 08/01/19)	700	745,556
San Diego Regional Building Authority RB 5.38%, 02/01/36 (PR 02/01/19)	1,500	1,566,465

300

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
San Diego Unified School District/CA GO
0.00%, 07/01/30(a)	$1,300	$878,605
0.00%, 07/01/35(a)	2,380	1,291,198
0.00%, 07/01/36(a)	1,500	778,815
0.00%, 07/01/37(a)	700	348,152
0.00%, 07/01/43(a)	4,180	1,628,486
0.00%, 07/01/44(a)	2,165	808,714
0.00%, 07/01/45(a)	2,590	927,246
Series C, 0.00%, 07/01/45(a)	2,000	714,080
Series C, 0.00%, 07/01/46(a)	275	94,322
Series C, 0.00%, 07/01/47(a)	1,405	462,849
Series C, 0.00%, 07/01/48 (Call 07/01/40)(a)	3,250	2,640,170
Series C, 5.00%, 07/01/35 (Call 07/01/23)	1,715	1,958,856
Series E, 0.00%, 07/01/42(a)	5,850	3,918,447
Series E, 0.00%, 07/01/47 (Call 07/01/42)(a)	3,800	2,616,490
Series E, 0.00%, 07/01/49(a)	2,500	739,725
Series F-1, 5.25%, 07/01/28 (AGM)	1,000	1,280,910
Series G, 0.00%, 07/01/38 (Call 01/01/24)(a)	4,000	1,458,600
Series I, 4.00%, 07/01/47 (Call 07/01/27)	2,000	2,132,720
Series R-1, 0.00%, 07/01/31(a)	2,000	1,299,760
Series R-2, 0.00%, 07/01/40(a)	3,475	2,903,189
Series R-5, 5.00%, 07/01/29 (Call 07/01/26)	2,000	2,423,240
Series SR-1, 4.00%, 07/01/32 (Call 07/01/26)	1,000	1,092,490
San Dieguito Union High School District GO
Series A-2, 4.00%, 08/01/38 (Call 08/01/23)	1,000	1,046,880
Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	800	849,280
San Francisco Bay Area Rapid Transit District GO
4.00%, 08/01/37 (Call 08/01/27)	8,500	9,156,115
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,500	1,604,130
Series A, 5.00%, 08/01/47 (Call 08/01/27)	1,500	1,780,305
Series D, 4.00%, 08/01/34 (Call 08/01/25)	2,000	2,160,040
San Francisco Bay Area Rapid Transit District RB Series A, 5.00%, 07/01/36 (Call 07/01/22)	1,000	1,127,720
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/19	1,450	1,519,194
5.00%, 05/01/46 (Call 05/01/26)	3,000	3,467,010
Second Series, 5.00%, 05/01/26 (Call 05/01/22)	1,000	1,140,030
Series A, 4.90%, 05/01/29 (Call 11/01/19)	1,000	1,060,210
Series A, 5.00%, 05/01/26	500	613,380
Series B, 4.90%, 05/01/29 (Call 11/01/19)	1,500	1,590,315
Series B, 5.00%, 05/01/43 (Call 05/01/23)	2,000	2,240,680
Series B, 5.00%, 05/01/44 (Call 05/01/24)	2,000	2,279,080
Series B, 5.00%, 05/01/47 (Call 05/01/27)	2,500	2,927,275
Series C, 5.00%, 05/01/23 (Call 05/01/20)	920	992,459
Series C, 5.00%, 05/01/23 (PR 05/01/20)	685	740,814
Series D, 5.00%, 05/01/24 (Call 05/01/21)	2,500	2,774,675
Series E, 6.00%, 05/01/39 (Call 05/01/19)	4,000	4,250,440
Series F, 5.00%, 05/01/35 (Call 05/01/20)	500	534,235
San Francisco City & County Public Utilities Commission Wastewater Revenue RB Series B, 4.00%, 10/01/39 (Call 10/01/22)	3,500	3,627,330
San Francisco Municipal Transportation Agency RB 4.00%, 03/01/46 (Call 03/01/27)	3,500	3,707,970
San Joaquin County Transportation Authority RB
4.00%, 03/01/41 (Call 03/01/27)	1,000	1,055,330
Series A, 5.50%, 03/01/41 (PR 03/01/21)	4,600	5,167,502
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/19 (ETM)(a)	980	963,350
0.00%, 01/01/20 (ETM)(a)	500	483,040

Security	Par (000)	Value
California (continued)
0.00%, 01/01/25 (ETM)(a)	$2,100	$1,820,364
0.00%, 01/01/27 (ETM)(a)	1,075	876,673
5.00%, 01/15/29 (Call 01/15/25)	1,000	1,159,150
5.00%, 01/15/34 (Call 01/15/25)	2,000	2,268,160
5.00%, 01/15/50 (Call 01/15/25)	7,500	8,352,600
Series A, 5.00%, 01/15/44 (Call 01/15/25)	3,000	3,353,160
San Jose Financing Authority RB Series A, 5.00%, 06/01/39 (Call 06/01/23)	3,165	3,547,965
San Marcos Unified School District GO
Series B, 0.00%, 08/01/47(a)	1,700	526,150
Series B, 0.00%, 08/01/51(a)	1,500	391,275
San Mateo County Community College District GO
5.00%, 09/01/45 (Call 09/01/25)	1,000	1,152,880
Series C, 0.00%, 09/01/30 (NPFGC)(a)	4,295	2,964,838
San Mateo Foster City School District/CA GO 0.00%, 08/01/42 (Call 08/01/31)(a)	3,000	2,606,730
San Mateo Joint Powers Financing Authority RB Series A, 5.00%, 07/15/33 (PR 07/15/18)	750	767,228
San Mateo Union High School District GO
0.00%, 09/01/33(a)	500	411,550
0.00%, 09/01/41 (Call 09/01/36)(a)	3,460	3,012,172
Series A, 0.00%, 07/01/51 (Call 09/01/41)(a)	2,000	1,360,060
Santa Barbara Secondary High School District GO Series A, 0.00%, 08/01/36(a)	2,500	1,203,225
Santa Clara County Financing Authority RB Series L, 5.25%, 05/15/36 (PR 05/15/18)	1,500	1,527,270
Santa Clara Valley Water District RB Series A, 5.00%, 06/01/46 (Call 12/01/25)	1,000	1,153,460
Santa Monica Community College District GO Series B, 4.00%, 08/01/44 (Call 08/01/24)	1,500	1,564,995
Santa Monica-Malibu Unified School District GO 0.00%, 08/01/20 (NPFGC)(a)	3,315	3,164,134
South San Francisco Unified School District GO Series C, 4.00%, 09/01/37 (Call 09/01/25)	4,000	4,262,960
Southern California Public Power Authority RB
5.00%, 07/01/26 (Call 01/01/25)	1,500	1,803,150
Series 1, 2.00%, 07/01/36 (Call 04/01/20)	1,000	1,007,940
Series 2010-1, 5.00%, 07/01/22 (Call 07/01/20)	1,260	1,368,637
Series 2010-1, 5.00%, 07/01/30 (Call 07/01/20)	1,950	2,109,880
Series A, 5.00%, 07/01/18	315	321,873
Series B, 6.00%, 07/01/25 (PR 07/01/18)	2,500	2,568,825
Southern California Water Replenishment District RB 4.00%, 08/01/45 (Call 08/01/25)	1,500	1,589,250
Southwestern Community College District GO
Series C, 0.00%, 08/01/46(a)	1,920	605,914
Series D, 5.00%, 08/01/44 (Call 08/01/25)	2,000	2,286,500
State of California Department of Water Resources Power Supply Revenue RB
Series F-3, 5.00%, 05/01/21 (PR 05/01/18)	1,500	1,523,370
Series F-5, 5.00%, 05/01/22 (PR 05/01/18)	3,375	3,427,582
Series H, 5.00%, 05/01/21 (PR 05/01/18)	1,500	1,523,371
Series K, 4.00%, 05/01/18	200	202,304
Series L, 5.00%, 05/01/18	1,290	1,310,098
Series L, 5.00%, 05/01/19	9,445	9,909,222
Series L, 5.00%, 05/01/21 (Call 05/01/20)	975	1,054,687
Series L, 5.00%, 05/01/21 (PR 05/01/20)	1,805	1,952,071
Series L, 5.00%, 05/01/22 (Call 05/01/20)	3,185	3,445,310
Series L, 5.00%, 05/01/22 (PR 05/01/20)	715	773,258
Series M, 4.00%, 05/01/19	1,295	1,340,675
Series N, 5.00%, 05/01/18	1,490	1,513,214

301

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
Series N, 5.00%, 05/01/21	$1,540	$1,713,527
Series O, 5.00%, 05/01/21	1,800	2,002,824
Series O, 5.00%, 05/01/22	16,895	19,268,579
State of California Department of Water Resources RB
5.00%, 12/01/24 (Call 06/01/18)	15	15,285
5.00%, 12/01/24 (PR 06/01/18)	635	646,887
5.00%, 12/01/27 (Call 06/01/18)	15	15,282
5.00%, 12/01/27 (PR 06/01/18)	485	494,079
5.00%, 12/01/28 (Call 06/01/18)	25	25,469
5.00%, 12/01/28 (PR 06/01/18)	670	682,542
Series AS, 5.00%, 12/01/24	2,690	3,235,505
Series AS, 5.00%, 12/01/24 (ETM)	10	11,984
Series AS, 5.00%, 12/01/26 (Call 12/01/24)	1,020	1,220,940
Series AS, 5.00%, 12/01/26 (PR 12/01/24)	5	5,992
Series AS, 5.00%, 12/01/27 (Call 12/01/24)	995	1,187,433
Series AS, 5.00%, 12/01/27 (PR 12/01/24)	5	5,992
Series AS, 5.00%, 12/01/28 (Call 12/01/24)	995	1,183,861
Series AS, 5.00%, 12/01/28 (PR 12/01/24)	5	5,992
Series AW, 5.00%, 12/01/30 (Call 12/01/26)	6,000	7,330,920
State of California GO
2.00%, 11/01/19	2,000	2,015,720
3.00%, 12/01/32 (Call 06/01/19)	1,365	1,393,051
4.00%, 09/01/20	500	531,635
4.00%, 11/01/23	2,000	2,232,460
4.00%, 11/01/25	8,840	10,050,903
4.00%, 09/01/28 (Call 09/01/26)	1,250	1,402,638
4.00%, 12/01/30 (Call 06/01/21)	500	537,240
4.00%, 08/01/32 (Call 08/01/26)	2,000	2,180,120
4.00%, 09/01/32 (Call 09/01/26)	3,000	3,272,460
4.00%, 11/01/33 (Call 11/01/27)	3,850	4,181,254
4.00%, 11/01/34 (Call 11/01/27)	3,915	4,234,386
4.00%, 09/01/35 (Call 09/01/26)	8,940	9,636,873
4.00%, 11/01/35 (Call 11/01/27)	6,000	6,462,840
4.00%, 09/01/36 (Call 09/01/26)	7,560	8,131,234
4.00%, 11/01/36 (Call 11/01/27)	10,000	10,744,900
4.00%, 11/01/44 (Call 11/01/24)	1,500	1,586,205
4.00%, 03/01/45 (Call 03/01/25)	6,500	6,867,965
4.00%, 08/01/45 (Call 08/01/25)	1,000	1,059,500
4.00%, 11/01/47 (Call 11/01/27)	3,250	3,449,322
4.50%, 08/01/26 (Call 01/02/18)	20	20,049
4.50%, 08/01/27 (Call 01/02/18)	25	25,061
4.50%, 08/01/28 (Call 01/02/18) (AMBAC)	20	20,049
4.50%, 08/01/30 (Call 01/02/18)	40	40,092
4.75%, 04/01/18	280	283,209
5.00%, 02/01/18	3,200	3,219,232
5.00%, 03/01/18	1,900	1,917,366
5.00%, 08/01/18	5,540	5,676,062
5.00%, 09/01/18	5,300	5,446,174
5.00%, 10/01/18	3,400	3,503,972
5.00%, 02/01/19	4,050	4,214,470
5.00%, 04/01/19 (PR 04/01/18)	1,150	1,164,295
5.00%, 08/01/19	8,070	8,523,937
5.00%, 09/01/19	8,900	9,423,854
5.00%, 10/01/19	1,000	1,061,450
5.00%, 02/01/20	5,585	5,987,399
5.00%, 04/01/20	4,000	4,309,080
5.00%, 04/01/20 (Call 04/01/19)	1,460	1,525,189
5.00%, 08/01/20	3,250	3,534,635
5.00%, 09/01/20	1,500	1,634,970
5.00%, 10/01/20	2,000	2,185,300

Security	Par (000)	Value
California (continued)
5.00%, 12/01/20	$2,500	$2,744,250
5.00%, 02/01/21	3,935	4,338,967
5.00%, 08/01/21	1,030	1,150,428
5.00%, 09/01/21	19,225	21,514,889
5.00%, 10/01/21	3,500	3,924,515
5.00%, 10/01/21 (Call 10/01/19)	1,875	1,987,425
5.00%, 02/01/22	3,290	3,718,358
5.00%, 04/01/22	1,450	1,645,431
5.00%, 09/01/22	6,795	7,782,178
5.00%, 11/01/22	2,560	2,941,850
5.00%, 12/01/22	1,000	1,151,600
5.00%, 09/01/23	14,670	17,141,015
5.00%, 09/01/23 (Call 09/01/22)	5,000	5,733,750
5.00%, 10/01/23	1,230	1,439,285
5.00%, 10/01/23 (Call 01/02/18)	25	25,069
5.00%, 11/01/23	1,500	1,757,775
5.00%, 12/01/23	1,835	2,154,584
5.00%, 03/01/24	2,310	2,723,582
5.00%, 08/01/24	4,500	5,343,750
5.00%, 08/01/24 (Call 01/02/18)	5	5,014
5.00%, 09/01/24 (Call 09/01/22)	2,070	2,369,715
5.00%, 10/01/24 (Call 04/01/18)	5,815	5,881,175
5.00%, 11/01/24	1,500	1,787,910
5.00%, 12/01/24 (Call 12/01/23)	1,895	2,225,033
5.00%, 12/01/24 (PR 12/01/17)	500	500,000
5.00%, 08/01/25	10,690	12,889,040
5.00%, 08/01/25 (Call 01/02/18)	10	10,027
5.00%, 09/01/25	5,000	6,034,850
5.00%, 09/01/25 (Call 09/01/18)	1,750	1,795,097
5.00%, 09/01/25 (Call 09/01/23)	1,000	1,166,660
5.00%, 10/01/25 (Call 04/01/18)	1,530	1,547,258
5.00%, 10/01/25 (Call 10/01/24)	1,000	1,189,070
5.00%, 11/01/25 (Call 11/01/23)	5,545	6,497,908
5.00%, 03/01/26 (Call 03/01/25)	3,400	4,064,122
5.00%, 08/01/26	1,000	1,220,500
5.00%, 10/01/26 (Call 10/01/24)	2,000	2,373,940
5.00%, 02/01/27 (AMBAC)	550	675,554
5.00%, 02/01/27 (Call 02/01/23)	1,000	1,149,490
5.00%, 03/01/27 (Call 03/01/25)	1,145	1,363,569
5.00%, 08/01/27	1,500	1,853,325
5.00%, 08/01/27 (Call 02/01/25)	1,500	1,782,195
5.00%, 09/01/27 (Call 09/01/18)	2,900	2,973,863
5.00%, 09/01/27 (Call 09/01/26)	5,260	6,420,566
5.00%, 10/01/27 (Call 10/01/24)	2,000	2,368,340
5.00%, 11/01/27	10,000	12,389,900
5.00%, 11/01/27 (Call 11/01/23)	2,300	2,692,449
5.00%, 08/01/28 (Call 08/01/18)	5,125	5,240,620
5.00%, 08/01/28 (Call 08/01/26)	3,000	3,637,770
5.00%, 08/01/28 (Call 08/01/27)	2,750	3,381,675
5.00%, 09/01/28 (Call 09/01/21)	1,085	1,212,987
5.00%, 09/01/28 (Call 09/01/23)	1,000	1,164,880
5.00%, 10/01/28 (Call 10/01/24)	2,000	2,362,760
5.00%, 08/01/29 (Call 02/01/25)	2,500	2,950,325
5.00%, 09/01/29 (Call 09/01/21)	1,000	1,118,730
5.00%, 09/01/29 (Call 09/01/26)	8,000	9,666,160
5.00%, 10/01/29 (Call 04/01/18)	9,915	10,024,858
5.00%, 10/01/29 (Call 10/01/19)	6,905	7,312,603
5.00%, 10/01/29 (Call 10/01/24)	4,300	5,067,980
5.00%, 11/01/29 (Call 11/01/23)	2,500	2,914,425
5.00%, 03/01/30 (Call 03/01/25)	2,000	2,358,260

302

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
5.00%, 08/01/30 (Call 02/01/25)	$2,000	$2,351,580
5.00%, 08/01/30 (Call 08/01/25)	3,240	3,848,440
5.00%, 08/01/30 (Call 08/01/26)	3,000	3,606,420
5.00%, 08/01/30 (Call 08/01/27)	6,750	8,183,362
5.00%, 09/01/30 (Call 09/01/21)	1,045	1,167,056
5.00%, 10/01/30 (Call 10/01/24)	2,000	2,354,420
5.00%, 02/01/31 (Call 02/01/22)	2,000	2,254,400
5.00%, 02/01/31 (Call 02/01/23)	1,500	1,711,575
5.00%, 05/01/31 (Call 05/01/24)	1,310	1,523,844
5.00%, 09/01/31 (Call 09/01/21)	2,500	2,791,050
5.00%, 09/01/31 (Call 09/01/26)	1,600	1,917,856
5.00%, 10/01/31 (Call 10/01/24)	2,540	2,979,572
5.00%, 12/01/31 (Call 12/01/23)	1,500	1,744,620
5.00%, 02/01/32 (Call 02/01/22)	2,125	2,394,407
5.00%, 08/01/32 (Call 08/01/25)	6,000	7,103,640
5.00%, 08/01/32 (Call 08/01/26)	5,000	5,963,300
5.00%, 09/01/32 (Call 09/01/26)	6,915	8,258,723
5.00%, 02/01/33 (Call 02/01/22)	3,000	3,377,760
5.00%, 08/01/33 (Call 08/01/24)	2,000	2,327,520
5.00%, 08/01/33 (Call 02/01/25)	2,000	2,334,360
5.00%, 08/01/33 (Call 08/01/25)	3,460	4,075,223
5.00%, 10/01/33 (Call 04/01/23)	1,000	1,138,320
5.00%, 10/01/33 (Call 10/01/24)	1,500	1,751,310
5.00%, 09/01/34 (Call 09/01/26)	9,390	11,133,629
5.00%, 08/01/35 (Call 08/01/24)	1,980	2,296,305
5.00%, 09/01/35 (Call 09/01/26)	3,000	3,544,200
5.00%, 08/01/36 (Call 08/01/26)	6,235	7,340,653
5.00%, 09/01/36 (Call 09/01/22)	1,060	1,205,199
5.00%, 10/01/37 (Call 10/01/24)	2,000	2,321,400
5.00%, 11/01/37 (Call 11/01/27)	1,000	1,186,330
5.00%, 12/01/37 (Call 12/01/17)	55	55,000
5.00%, 12/01/37 (PR 12/01/17)	2,560	2,560,000
5.00%, 02/01/38 (Call 02/01/22)	1,025	1,145,776
5.00%, 04/01/38 (PR 04/01/18)	26,870	27,203,994
5.00%, 09/01/41 (Call 09/01/21)	7,665	8,478,103
5.00%, 10/01/41 (Call 10/01/21)	7,425	8,229,573
5.00%, 04/01/42 (Call 04/01/22)	4,075	4,552,101
5.00%, 09/01/42 (Call 09/01/22)	7,000	7,894,530
5.00%, 04/01/43 (Call 04/01/23)	8,000	9,033,680
5.00%, 11/01/43 (Call 11/01/23)	22,795	26,041,236
5.00%, 05/01/44 (Call 05/01/24)	1,000	1,133,860
5.00%, 09/01/45 (Call 09/01/26)	11,610	13,587,763
5.00%, 11/01/47 (Call 11/01/27)	1,500	1,779,495
5.13%, 03/01/25 (PR 03/01/18)	2,025	2,043,873
5.13%, 04/01/33 (PR 04/01/18)	2,975	3,013,199
5.25%, 02/01/20	1,105	1,190,450
5.25%, 10/01/20 (Call 10/01/19)	1,160	1,235,609
5.25%, 10/01/21 (Call 10/01/19)	1,050	1,118,240
5.25%, 09/01/22	5,815	6,725,571
5.25%, 02/01/23	250	291,763
5.25%, 09/01/23 (Call 09/01/21)	2,390	2,702,755
5.25%, 09/01/24 (Call 09/01/21)	2,000	2,257,060
5.25%, 09/01/25 (Call 09/01/21)	250	281,840
5.25%, 10/01/29 (Call 10/01/19)	3,800	4,046,962
5.25%, 02/01/30 (Call 02/01/22)	1,000	1,137,600
5.25%, 03/01/30 (Call 03/01/20)	500	538,405
5.25%, 08/01/32 (AGM)	3,455	4,450,766
5.25%, 04/01/35 (Call 04/01/22)	2,000	2,276,880

Security	Par (000)	Value
California (continued)
5.25%, 03/01/38 (PR 03/01/18)	$5,910	$5,968,331
5.25%, 08/01/38 (Call 08/01/18)	1,830	1,875,604
5.25%, 08/01/38 (PR 08/01/18)	1,915	1,965,805
5.50%, 04/01/18	5,000	5,069,400
5.50%, 04/01/19	1,155	1,215,522
5.50%, 04/01/21 (Call 04/01/19)	315	331,506
5.50%, 04/01/23 (Call 04/01/19)	2,000	2,104,520
5.50%, 08/01/30 (Call 08/01/18)	485	498,139
5.50%, 11/01/34 (Call 11/01/19)	1,000	1,075,750
5.50%, 11/01/39 (Call 11/01/19)	14,810	15,923,120
5.50%, 03/01/40 (Call 03/01/20)	3,170	3,430,828
5.60%, 03/01/36 (Call 03/01/20)	595	647,872
5.75%, 04/01/27 (Call 04/01/19)	1,630	1,719,405
5.75%, 04/01/28 (Call 04/01/19)	1,700	1,793,007
5.75%, 04/01/31 (Call 04/01/19)	3,330	3,520,343
6.00%, 02/01/18 (AMBAC)	1,000	1,007,580
6.00%, 03/01/33 (Call 03/01/20)	1,000	1,098,810
6.00%, 04/01/35 (Call 04/01/19)	1,530	1,620,377
6.00%, 11/01/35 (Call 11/01/19)	235	254,724
6.00%, 04/01/38 (Call 04/01/19)	16,695	17,667,484
6.00%, 11/01/39 (Call 11/01/19)	2,565	2,777,254
6.50%, 04/01/33 (Call 04/01/19)	10,000	10,671,100
Series A, 4.60%, 07/01/19 (ETM)	2,000	2,097,400
Series A, 5.00%, 07/01/18 (ETM)	7,925	8,097,923
Series A, 5.00%, 07/01/19 (ETM)	5,305	5,596,298
Series A, 5.00%, 07/01/20 (PR 07/01/19)	7,530	7,943,472
Series A, 5.00%, 09/01/22	3,000	3,435,840
Series A, 5.25%, 07/01/21 (PR 07/01/19)	2,000	2,117,580
Series B, 5.00%, 09/01/18	3,500	3,596,530
Series B, 5.00%, 09/01/20	4,800	5,231,904
Series B, 5.00%, 09/01/21	1,075	1,203,043
Torrance Unified School District GO 4.00%, 08/01/40 (Call 08/01/24)	1,000	1,045,160
Turlock Irrigation District RB Series A, 5.00%, 01/01/40 (PR 01/01/20)	1,000	1,071,870
Ukiah Unified School District/CA GO 0.00%, 08/01/28 (NPFGC)(a)	3,750	2,718,787
University of California RB
4.00%, 05/15/36 (Call 05/15/25)	1,000	1,058,740
Series AF, 5.00%, 05/15/29 (Call 05/15/23)	1,530	1,768,328
Series AF, 5.00%, 05/15/36 (Call 05/15/23)	2,500	2,846,450
Series AF, 5.00%, 05/15/39 (Call 05/15/23)	2,750	3,116,025
Series AI, 5.00%, 05/15/32 (Call 05/15/23)	1,060	1,217,431
Series AI, 5.00%, 05/15/38 (Call 05/15/23)	23,435	26,592,632
Series AK, 5.00%, 05/15/48	2,600	3,037,190
Series AM, 5.00%, 05/15/44 (Call 05/15/24)	415	472,179
Series AO, 5.00%, 05/15/22	1,475	1,687,385
Series AO, 5.00%, 05/15/23	1,500	1,755,630
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	5,000	6,025,350
Series AR, 5.00%, 05/15/41 (Call 05/15/26)	5,000	5,851,000
Series AR, 5.00%, 05/15/46 (Call 05/15/26)	10,260	11,930,636
Series AT, 1.40%, 05/15/46 (Call 11/15/20)	1,500	1,477,560
Series AV, 5.00%, 05/15/47 (Call 05/15/27)	5,500	6,468,275
Series G, 5.00%, 05/15/28 (Call 05/15/22)	2,240	2,533,731
Series G, 5.00%, 05/15/37 (Call 05/15/22)	2,750	3,067,075
Series I, 5.00%, 05/15/32 (Call 05/15/25)	3,070	3,613,636
Series K, 4.00%, 05/15/46 (Call 05/15/26)	1,785	1,885,870
Series M, 4.00%, 05/15/47 (Call 05/15/27)	4,650	4,927,791
Series M, 5.00%, 05/15/47 (Call 05/15/27)	1,000	1,173,340
Series M, 5.00%, 05/15/52 (Call 05/15/27)	1,750	2,040,745

303

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
Series Q, 5.00%, 05/15/21 (Call 01/02/18)	$15	$15,192
Ventura County Community College District GO Series C, 5.50%, 08/01/33 (PR 08/01/18)	905	930,186
Ventura County Public Financing Authority RB 5.00%, 11/01/43 (Call 11/01/22)	1,810	2,039,146
West Valley-Mission Community College District GO Series B, 4.00%, 08/01/40 (Call 08/01/25)	1,750	1,863,960
Whittier Union High School District GO 0.00%, 08/01/34 (Call 08/01/19)(a)	500	187,425
William S Hart Union High School District GO Series B, 0.00%, 08/01/34 (AGM)(a)	4,825	2,729,165
Series C, 0.00%, 08/01/37 (Call 08/01/23)(a)	1,500	632,925
Series C, 4.00%, 08/01/38 (Call 08/01/23)	1,630	1,691,810
Yosemite Community College District GO Series C, 5.00%, 08/01/28 (PR 08/01/18) (AGM)	1,000	1,024,560

		2,010,590,600
Colorado — 0.6%
Board of Governors of Colorado State University System RB
Series A, 4.00%, 03/01/49 (Call 03/01/25)	4,000	4,144,920
Series A, 5.00%, 03/01/38 (PR 03/01/22) (HERBIP)	500	566,575
Series E-1, 5.00%, 03/01/47 (Call 03/01/25) (HERBIP)	1,000	1,132,050
Board of Water Commissioners City & County of Denver Co. (The) Series A, 5.00%, 09/15/47 (Call 09/15/27)	3,500	4,157,965
City & County of Denver CO Airport System Revenue RB
Series A, 5.00%, 11/15/21 (Call 11/15/20)	1,000	1,092,050
Series A, 5.25%, 11/15/36 (Call 11/15/19)	535	571,220
Series B, 5.00%, 11/15/32 (Call 11/15/22)	2,335	2,658,654
Series B, 5.00%, 11/15/43 (Call 11/15/22)	250	282,390
Series B, 5.00%, 11/15/43 (Call 11/15/23)	3,000	3,329,730
City & County of Denver Co. RB Series A, 5.00%, 08/01/44 (Call 08/01/26)	5,640	6,480,360
City of Aurora Co. Water Revenue RB 5.00%, 08/01/46 (Call 08/01/26)	1,000	1,159,740
Colorado Higher Education COP 5.25%, 11/01/23 (PR 11/01/18)	500	517,630
County of Adams CO COP 4.00%, 12/01/45 (Call 12/01/25)	700	729,673
Denver City & County School District No. 1 GO
Series A, 5.50%, 12/01/23 (NPFGC-FGIC SAW)	540	647,908
Series B, 3.00%, 12/01/29 (Call 12/01/22) (SAW)	1,000	1,005,540
Series B, 5.00%, 12/01/31 (PR 12/01/22) (SAW)	2,000	2,303,200
E-470 Public Highway Authority RB
Series A, 0.00%, 09/01/40(a)	2,745	1,115,266
Series A, 0.00%, 09/01/41(a)	1,000	388,700
Series B, 0.00%, 09/01/18 (NPFGC)(a)	7,000	6,926,430
Series B, 0.00%, 09/01/19 (NPFGC)(a)	435	423,020
Series B, 0.00%, 09/01/20 (NPFGC)(a)	665	633,632
Series B, 0.00%, 09/01/23 (NPFGC)(a)	165	143,959
Series B, 0.00%, 09/01/24 (NPFGC)(a)	1,165	978,146
Series B, 0.00%, 09/01/29 (NPFGC)(a)	2,500	1,718,100
Jefferson County School District R-1 GO 5.00%, 12/15/18 (SAW)	500	519,085
Regional Transportation District COP Series A, 5.38%, 06/01/31 (Call 06/01/20)	500	539,420
Regional Transportation District RB
Series A, 5.00%, 11/01/27	1,500	1,846,530
Series A, 5.00%, 11/01/28	1,500	1,856,055
Series A, 5.00%, 11/01/31 (Call 11/01/22)	1,910	2,159,389
Series A, 5.00%, 11/01/46 (Call 11/01/26)	5,000	5,793,450

Security	Par (000)	Value
Colorado (continued)
State of Colorado COP Series G, 5.00%, 03/15/32 (Call 03/15/21)	$1,000	$1,092,100
University of Colorado RB Series A, 5.00%, 06/01/43 (Call 06/01/23)	1,000	1,121,540

		58,034,427
Connecticut — 1.2%
Connecticut State Health & Educational Facility Authority RB
Series A, 1.30%, 07/01/48	2,000	1,984,320
Series A, 1.38%, 07/01/35	1,600	1,599,952
Series A-4, 1.20%, 07/01/49	4,500	4,475,295
Series L, 5.00%, 07/01/45 (Call 07/01/25)	1,000	1,121,640
Series U, 1.00%, 07/01/33	2,000	1,984,260
State of Connecticut GO
5.00%, 08/01/19	1,000	1,051,350
Series A, 5.00%, 04/15/19	5,000	5,215,900
Series A, 5.00%, 10/15/21	2,000	2,204,740
Series A, 5.00%, 03/15/22	1,000	1,109,000
Series A, 5.00%, 04/15/22	545	605,272
Series A, 5.00%, 10/15/23	2,000	2,268,740
Series A, 5.00%, 10/15/24 (Call 10/15/23)	1,775	2,019,737
Series A, 5.00%, 02/15/25 (Call 02/15/19)	3,660	3,786,050
Series A, 5.00%, 04/15/34 (Call 04/15/27)	3,000	3,405,240
Series B, 5.00%, 05/15/21	2,000	2,187,000
Series B, 5.00%, 05/15/26	1,500	1,754,070
Series B, 5.00%, 06/15/27 (Call 06/15/25)	2,795	3,209,862
Series B, 5.25%, 06/01/20 (AMBAC)	690	744,413
Series C, 5.00%, 06/01/22	1,500	1,669,860
Series C, 5.00%, 06/01/23 (Call 06/01/22)	1,000	1,112,340
Series D, 5.00%, 11/01/19	2,000	2,116,780
Series D, 5.00%, 10/01/22 (Call 10/01/20)	2,000	2,160,500
Series D, 5.00%, 11/01/31 (Call 11/01/21)	2,000	2,157,920
Series E, 4.00%, 09/15/27 (Call 09/15/22)	6,230	6,539,319
Series E, 5.00%, 10/15/20	1,000	1,082,780
Series E, 5.00%, 10/15/25	3,000	3,488,130
Series E, 5.00%, 10/15/28 (Call 10/15/26)	3,000	3,486,660
Series F, 5.00%, 11/15/27 (Call 11/15/25)	2,000	2,306,900
Series F, 5.00%, 11/15/31 (Call 11/15/25)	1,500	1,698,240
Series F, 5.00%, 11/15/32 (Call 11/15/25)	2,000	2,256,800
State of Connecticut Special Tax Revenue RB
5.00%, 11/01/19	1,000	1,056,840
Series A, 3.00%, 09/01/18	5,000	5,056,900
Series A, 5.00%, 09/01/24	2,000	2,319,120
Series A, 5.00%, 10/01/24 (Call 10/01/23)	1,940	2,214,879
Series A, 5.00%, 08/01/26 (Call 08/01/25)	1,000	1,167,920
Series A, 5.00%, 08/01/28 (Call 08/01/25)	1,000	1,148,430
Series A, 5.00%, 09/01/28 (Call 09/01/24)	1,000	1,134,920
Series A, 5.00%, 01/01/29 (Call 01/01/23)	2,000	2,203,780
Series A, 5.00%, 09/01/29 (Call 09/01/26)	4,000	4,601,000
Series A, 5.00%, 09/01/31 (Call 09/01/24)	1,000	1,122,510
Series A, 5.00%, 08/01/32 (Call 08/01/25)	1,200	1,356,072
Series A, 5.00%, 09/01/32 (Call 09/01/24)	2,000	2,238,520
Series A, 5.00%, 08/01/33 (Call 08/01/25)	1,000	1,126,420
Series A, 5.00%, 09/01/33 (Call 09/01/26)	1,000	1,133,000
Series A, 5.00%, 09/01/34 (Call 09/01/26)	9,500	10,724,930
State of Connecticut Special Tax Revenue ST Series 1, 5.00%, 02/01/19	3,000	3,111,600

		112,519,911

304

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Delaware — 0.1%
Delaware Transportation Authority RB 5.00%, 06/01/55 (Call 06/01/25)	$2,000	$2,258,000
State of Delaware GO
Series A, 5.00%, 01/01/27	1,000	1,247,140
Series B, 5.00%, 07/01/23	1,500	1,751,775

		5,256,915
District of Columbia — 1.0%
District of Columbia GO
Series 2013A, 5.00%, 06/01/30 (Call 06/01/23)	1,500	1,720,320
Series A, 5.00%, 06/01/20	4,000	4,328,840
Series A, 5.00%, 06/01/29 (Call 06/01/23)	3,000	3,447,360
Series A, 5.00%, 06/01/32 (Call 06/01/27)	1,000	1,200,720
Series A, 5.00%, 06/01/35 (Call 06/01/27)	2,500	2,967,100
Series A, 5.00%, 06/01/36 (Call 06/01/27)	1,000	1,183,170
Series A, 5.00%, 06/01/37 (Call 06/01/27)	3,720	4,391,200
Series A, 5.00%, 06/01/38 (Call 06/01/25)	2,000	2,308,640
Series C, 5.00%, 06/01/35 (Call 06/01/24)	2,215	2,549,221
Series C, 5.00%, 06/01/38 (Call 06/01/24)	2,000	2,292,740
Series D, 5.00%, 06/01/41 (Call 12/01/26)	10,405	12,186,440
District of Columbia RB
5.25%, 04/01/34 (PR 10/01/18)	1,000	1,032,040
Series A, 5.00%, 12/01/23 (Call 06/01/20)	1,250	1,347,675
Series A, 5.00%, 12/01/25 (Call 06/01/20)	1,000	1,077,370
Series A, 5.00%, 12/01/26 (Call 06/01/20)	500	538,560
Series A, 5.00%, 12/01/27 (Call 06/01/20)	1,500	1,615,305
Series A, 5.00%, 12/01/31 (Call 06/01/20)	500	537,675
Series A, 5.25%, 12/01/34 (Call 12/01/19)	1,870	1,997,179
Series B, 5.00%, 12/01/25 (Call 12/01/19)	400	426,068
Series B-1, 5.00%, 02/01/31 (Call 01/02/18) (NPFGC)	980	982,195
Series C, 4.00%, 12/01/37 (Call 12/01/22)	1,000	1,046,980
Series C, 5.00%, 12/01/24 (Call 12/01/22)	1,000	1,147,990
Series C, 5.00%, 12/01/30 (Call 12/01/22)	2,000	2,280,620
Series C, 5.00%, 12/01/35 (Call 12/01/22)	1,000	1,132,190
Series G, 5.00%, 12/01/36 (Call 12/01/21)	2,500	2,781,275
District of Columbia Water & Sewer Authority RB
5.50%, 10/01/23 (AGM)	240	271,522
Series A, 5.00%, 10/01/44 (Call 10/01/23)	1,165	1,302,493
Series A, 5.00%, 10/01/52 (Call 04/01/27)	3,000	3,455,790
Series A, 5.50%, 10/01/39 (PR 10/01/18)	1,000	1,034,500
Series A, 6.00%, 10/01/35 (PR 10/01/18)	500	519,295
Series B, 5.25%, 10/01/44 (Call 10/01/25)	2,000	2,354,400
Series C, 5.00%, 10/01/44 (Call 10/01/24)	12,650	14,519,923
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB
5.00%, 10/01/53 (Call 04/01/22)	2,000	2,143,400
Series A, 0.00%, 10/01/37(a)	4,000	1,687,840
Series A, 5.25%, 10/01/44 (Call 10/01/19)	2,180	2,293,818
Metropolitan Washington Airports Authority RB
Series A, 5.00%, 10/01/35 (Call 10/01/20)	1,000	1,081,110
Series C, 5.13%, 10/01/39 (Call 10/01/18)	3,475	3,571,431
Washington Convention & Sports Authority RB Series A, 4.50%, 10/01/30 (Call 01/02/18) (AMBAC)	200	200,390

		90,954,785
Florida — 3.2%
Broward County FL Water & Sewer Utility Revenue RB Series A, 5.25%, 10/01/34 (PR 10/01/18)	500	516,020
Central Florida Expressway Authority RB
Series B, 5.00%, 07/01/26	3,000	3,624,480
Series B, 5.00%, 07/01/28 (Call 07/01/26)	3,500	4,162,585

Security	Par (000)	Value
Florida (continued)
City of Cape Coral FL Water & Sewer Revenue RB Series A, 5.00%, 10/01/42 (Call 10/01/21) (AGM)	$1,000	$1,089,860
City of Clearwater FL Water & Sewer Revenue RB Series A, 5.25%, 12/01/39 (PR 12/01/19)	1,000	1,071,270
City of Gainesville FL Utilities System Revenue RB
Series A, 5.00%, 10/01/37 (Call 10/01/27)	1,000	1,181,190
City of Jacksonville FL RB 5.00%, 10/01/24 (Call 10/01/22)	2,010	2,272,144
City of Miami Beach FL Series 2015, 5.00%, 09/01/40 (Call 09/01/25)	1,000	1,143,890
City of Tallahassee FL Utility System Revenue RB 5.00%, 10/01/37 (Call 12/29/17)	10,660	10,688,569
County of Broward FL Airport System Revenue RB
Series O, 5.38%, 10/01/29 (Call 10/01/19)	1,560	1,660,511
Series Q-1, 5.00%, 10/01/37 (Call 10/01/22)	2,400	2,673,360
Series Q-1, 5.00%, 10/01/42 (Call 10/01/22)	2,000	2,220,100
County of Miami-Dade FL Aviation Revenue RB
5.00%, 10/01/41 (Call 10/01/26)	2,000	2,308,040
Series A, 5.38%, 10/01/35 (Call 10/01/20)	2,000	2,186,180
Series A, 5.38%, 10/01/41 (Call 10/01/20)	4,000	4,364,280
Series A, 5.50%, 10/01/36 (Call 10/01/19)	1,900	2,023,481
Series B, 5.00%, 10/01/37 (Call 10/01/24)	2,560	2,909,286
Series B, 5.00%, 10/01/41 (Call 10/01/20)	1,000	1,073,690
Series B, 5.00%, 10/01/41 (PR 10/01/18) (AGM)	2,395	2,467,832
County of Miami-Dade FL GO
5.00%, 07/01/41 (Call 07/01/20)	1,000	1,073,090
Series A, 4.00%, 07/01/42 (Call 07/01/25)	2,000	2,078,140
Series A, 5.00%, 07/01/38 (Call 07/01/26)	2,000	2,302,040
Series B-1, 5.63%, 07/01/38 (PR 07/01/18)	1,000	1,024,920
County of Miami-Dade FL RB
5.00%, 10/01/35 (Call 10/01/26)	2,000	2,306,360
Series A, 5.00%, 10/01/29 (Call 10/01/22)	1,000	1,127,970
Series B, 5.00%, 10/01/35 (Call 10/01/22) (AGM)	1,450	1,616,547
County of Miami-Dade FL Transit System RB
5.00%, 07/01/37 (Call 07/01/22)	1,000	1,113,830
5.00%, 07/01/42 (Call 07/01/22)	15,030	16,706,446
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/24	4,000	4,731,080
5.00%, 10/01/25	2,500	3,000,600
5.00%, 10/01/39 (Call 10/01/20) (AGM)	3,475	3,740,976
Series A, 5.00%, 10/01/42 (Call 10/01/22)	7,835	8,678,516
Series C, 5.38%, 10/01/24 (PR 10/01/18)	2,500	2,582,650
County of Miami-Dade Seaport Department RB Series A, 6.00%, 10/01/38 (Call 10/01/23)	1,050	1,234,947
County of Palm Beach FL RB 5.00%, 05/01/38 (PR 05/01/18)	3,000	3,045,750
Florida Municipal Power Agency RB
5.00%, 10/01/31 (Call 10/01/18)	70	71,848
5.00%, 10/01/31 (PR 10/01/18)	380	391,556
5.25%, 10/01/20 (Call 10/01/18)	280	289,136
5.25%, 10/01/20 (PR 10/01/18)	1,595	1,646,774
5.25%, 10/01/21 (Call 10/01/18)	35	36,142
5.25%, 10/01/21 (PR 10/01/18)	220	227,141
Series A, 5.00%, 10/01/20	1,500	1,632,030
Series A, 5.00%, 10/01/29 (Call 10/01/26)	5,000	5,945,000
Series A, 5.00%, 10/01/31 (Call 10/01/26)	500	590,610
Series A, 5.25%, 10/01/19	1,000	1,062,200
Florida’s Turnpike Enterprise RB
Series B, 5.00%, 07/01/18	8,800	8,986,824
Series B, 5.00%, 07/01/40 (Call 07/01/20)	2,140	2,326,865

305

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Florida (continued)
Hillsborough County Aviation Authority RB
Series A, 5.00%, 10/01/44 (Call 10/01/24)	$1,000	$1,120,600
Series B, 5.00%, 10/01/40 (Call 10/01/24)	1,500	1,682,865
Series B, 5.00%, 10/01/44 (Call 10/01/24)	1,000	1,119,940
Hillsborough County School Board COP Series A, 5.00%, 07/01/29 (Call 07/01/22)	2,500	2,811,150
JEA Electric System Revenue RB
Series Three 2010-D, 5.00%, 10/01/38 (Call 04/01/20)	2,500	2,658,900
Series Three 2012-B, 5.00%, 10/01/39 (Call 10/01/21)	2,000	2,190,420
JEA Water & Sewer System Revenue RB Series A, 5.00%, 10/01/31 (Call 04/01/21)	1,975	2,176,687
Miami Beach Redevelopment Agency RB Series 2015A, 5.00%, 02/01/40 (Call 02/01/24) (AGM)	1,000	1,135,120
Miami-Dade County Educational Facilities Authority RB
Series A, 5.00%, 04/01/40 (Call 04/01/25)	1,000	1,125,000
Series A, 5.00%, 04/01/45 (Call 04/01/25)	4,000	4,488,880
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/35 (Call 07/01/20) (AGM)	975	1,048,301
Series A, 5.00%, 07/01/39 (Call 07/01/24)	2,830	3,194,221
Series A, 5.00%, 07/01/40 (Call 07/01/20)	2,105	2,247,361
Series A, 5.00%, 07/01/44 (Call 07/01/24)	1,000	1,127,420
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,015	1,186,718
Mid-Bay Bridge Authority RB Series A, 5.00%, 10/01/35 (Call 10/01/25)	1,000	1,120,750
Orange County School Board COP Series C, 5.00%, 08/01/34 (Call 08/01/26)	2,500	2,893,125
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/18	4,550	4,688,365
Series A, 5.00%, 10/01/22	1,000	1,142,750
Series A, 5.00%, 10/01/25	1,500	1,806,345
Series B, 5.00%, 10/01/33 (Call 04/01/19)	285	297,380
Series B, 5.00%, 10/01/33 (PR 04/01/19)	215	224,600
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/22	500	566,195
5.00%, 07/01/35 (Call 07/01/23)	4,055	4,534,625
Series A, 5.00%, 07/01/35 (Call 07/01/20)	415	445,764
Series A, 5.00%, 07/01/35 (PR 07/01/20)	1,585	1,718,726
Series A, 5.00%, 07/01/40 (Call 07/01/20)	1,525	1,632,497
Series A, 5.00%, 07/01/40 (PR 07/01/20)	975	1,057,261
Palm Beach County School District COP Series D, 5.00%, 08/01/31 (Call 08/01/25)	2,000	2,326,780
Palm Beach County Solid Waste Authority RB
5.00%, 10/01/24 (Call 10/01/21)	1,000	1,120,900
5.00%, 10/01/31 (Call 10/01/21)	6,055	6,732,373
5.00%, 10/01/31 (PR 10/01/21)	45	50,334
5.50%, 10/01/22 (PR 10/01/19) (BHAC)	220	235,368
Reedy Creek Improvement District GOL Series A, 5.00%, 06/01/38 (Call 06/01/23)	4,200	4,728,780
School Board of Miami-Dade County (The) COP
Series A, 4.00%, 08/01/29 (Call 08/01/22)	1,000	1,049,810
Series A, 5.00%, 05/01/30 (Call 05/01/25)	1,000	1,149,130
Series A, 5.25%, 02/01/27 (PR 02/01/19) (AGC)	2,690	2,804,406
Series B, 5.00%, 05/01/27 (Call 05/01/25)	2,500	2,923,900
Series B, 5.25%, 05/01/31 (PR 05/01/18) (AGC)	2,260	2,295,821
Series D, 5.00%, 02/01/27 (Call 02/01/26)	2,000	2,357,180
School Board of Miami-Dade County (The) GO 5.00%, 03/15/43 (Call 03/15/23)	2,000	2,217,620
School District of Broward County/FL COP
Series A, 5.00%, 07/01/20	3,000	3,247,560
Series A, 5.00%, 07/01/21	1,000	1,110,300

Security	Par (000)	Value
Florida (continued)
South Florida Water Management District COP 5.00%, 10/01/33 (Call 04/01/26)	$1,000	$1,161,520
St. Johns River Power Park RB
Series 23, 5.00%, 10/01/18	500	515,205
Series SIX, 4.00%, 10/01/32 (Call 01/02/18)	10,000	10,018,300
State of Florida GO
Series A, 5.00%, 06/01/18	4,500	4,581,765
Series A, 5.00%, 06/01/20	3,000	3,248,160
Series A, 5.00%, 06/01/21 (Call 06/01/20)	1,320	1,428,860
Series A, 5.00%, 06/01/22	600	683,322
Series A, 5.00%, 07/01/39 (Call 07/01/19)	1,000	1,059,180
Series C, 5.00%, 06/01/22 (Call 06/01/19)	1,500	1,576,245
Series D, 5.00%, 06/01/18	5,880	5,986,840
Series D, 5.00%, 06/01/21 (Call 06/01/19)	1,000	1,060,450
Series D, 5.00%, 06/01/22	8,000	9,110,960
Series D, 5.00%, 06/01/25 (Call 06/01/21)	2,275	2,518,675
Series D, 5.00%, 06/01/34 (Call 06/01/18)	2,000	2,056,720
Series F, 4.00%, 06/01/19	100	103,539
Series F, 5.00%, 06/01/31 (Call 06/01/21)	1,000	1,109,620
Series H, 5.00%, 06/01/40 (Call 06/01/20)	1,500	1,610,745
State of Florida Lottery Revenue RB
5.00%, 07/01/20	1,000	1,082,520
Series A, 5.00%, 07/01/19	5,940	6,258,503
Series A, 5.00%, 07/01/20	3,100	3,355,812
Tampa Bay Water RB
5.00%, 10/01/34 (PR 10/01/18)	1,000	1,029,990
5.00%, 10/01/38 (PR 10/01/18)	2,000	2,059,980
Series B, 5.00%, 10/01/19 (ETM)	1,085	1,150,582
Tampa-Hillsborough County Expressway Authority RB
5.00%, 07/01/47 (Call 07/01/27)	2,000	2,301,960
Series A, 5.00%, 07/01/37 (Call 07/01/22)	7,000	7,758,380
Series B, 5.00%, 07/01/42 (Call 07/01/22)	3,050	3,369,305

		291,196,122
Georgia — 2.5%
Atlanta Development Authority RB Series A-1, 5.25%, 07/01/40 (Call 07/01/25)	1,000	1,163,940
City of Atlanta Department of Aviation RB
Series 2014A, 5.00%, 01/01/29 (Call 01/01/24)	1,000	1,166,440
Series A, 5.00%, 01/01/18	1,125	1,128,116
Series A, 5.00%, 01/01/19	2,850	2,954,709
Series A, 5.00%, 01/01/21	1,000	1,096,560
Series B, 5.00%, 01/01/18	1,185	1,188,282
Series B, 5.00%, 01/01/21 (Call 01/01/20)	1,000	1,066,350
Series B, 5.00%, 01/01/23 (Call 01/01/20)	3,850	4,102,213
Series B, 5.00%, 01/01/37 (Call 01/01/22)	1,345	1,493,219
Series B, 5.00%, 01/01/42 (Call 01/01/22)	1,000	1,108,140
Series C, 5.25%, 01/01/30 (Call 01/01/21)	1,835	2,019,473
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/33 (Call 05/01/25)	10,800	12,631,248
5.00%, 11/01/40 (Call 05/01/25)	5,650	6,521,230
Series A, 5.50%, 11/01/18 (NPFGC-FGIC)	100	103,788
Series A, 5.50%, 11/01/22 (NPFGC)	2,000	2,266,640
Series A, 6.00%, 11/01/26 (PR 11/01/19)	1,000	1,082,360
Series A, 6.00%, 11/01/28 (PR 11/01/19)	2,320	2,511,075
Series A, 6.25%, 11/01/34 (PR 11/01/19)	3,780	4,109,011
Series A, 6.25%, 11/01/39 (PR 11/01/19)	10,375	11,278,040
County of DeKalb GA Water & Sewerage Revenue RB Series B, 5.25%, 10/01/32 (Call 10/01/26) (AGM)	2,190	2,668,099

306

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Georgia (continued)
Georgia State Road & Tollway Authority RB
Series A, 5.00%, 06/01/18 (AGM)	$1,000	$1,018,420
Series A, 5.00%, 06/01/19	1,360	1,427,687
Series A, 5.00%, 03/01/21 (GTD)	2,000	2,211,920
Series B, 5.00%, 06/01/19	3,685	3,868,402
Series B, 5.00%, 06/01/21	1,900	2,102,825
Gwinnett County School District GO
4.00%, 02/01/20 (SAW)	4,430	4,653,626
5.00%, 08/01/20 (SAW)	1,500	1,632,180
5.00%, 08/01/21 (SAW)	5,660	6,326,069
5.00%, 02/01/22	5,070	5,736,654
5.00%, 02/01/34 (Call 08/01/25)	2,495	2,936,715
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 5.00%, 07/01/39 (PR 07/01/19)	975	1,026,500
Series B, 5.00%, 07/01/31 (Call 07/01/26)	7,500	8,919,825
Municipal Electric Authority of Georgia RB
5.00%, 07/01/60 (Call 07/01/25)	1,000	1,088,610
Series A, 5.00%, 01/01/20	1,000	1,062,980
Series A, 5.00%, 01/01/21	1,000	1,088,400
Series A, 5.00%, 11/01/24 (Call 11/01/20)	1,000	1,081,970
Series A, 5.00%, 01/01/28 (Call 07/01/26)	2,000	2,344,960
Series A, 5.25%, 01/01/18	2,500	2,506,825
Series B, 5.00%, 01/01/20	3,000	3,188,940
Series D, 5.75%, 01/01/19 (PR 07/01/18)	2,455	2,516,498
Series D, 5.75%, 01/01/20 (Call 07/01/18)	130	133,294
Series D, 5.75%, 01/01/20 (PR 07/01/18)	370	379,269
Private Colleges & Universities Authority RB Series A, 5.00%, 10/01/43 (Call 10/01/23)	2,000	2,256,680
State of Georgia GO
5.00%, 02/01/30 (Call 02/01/26)	3,530	4,238,083
Series A, 5.00%, 02/01/18	1,500	1,509,015
Series A, 5.00%, 02/01/27 (Call 02/01/26)	4,595	5,589,220
Series A, 5.00%, 07/01/28 (Call 07/01/22)	1,000	1,139,440
Series A-1, 5.00%, 02/01/19	4,030	4,193,658
Series A-1, 5.00%, 02/01/24	1,500	1,770,915
Series A-1, 5.00%, 02/01/27	1,000	1,239,500
Series A-2, 5.00%, 02/01/25 (Call 02/01/24)	2,000	2,367,600
Series A-2, 5.00%, 02/01/31 (Call 02/01/27)	3,800	4,607,842
Series B, 5.00%, 01/01/20 (PR 01/01/19)	2,500	2,592,125
Series B, 5.00%, 01/01/24 (PR 01/01/19)	1,000	1,036,850
Series C, 4.00%, 10/01/23 (Call 10/01/22)	2,000	2,189,820
Series C, 5.00%, 07/01/19	10,200	10,746,924
Series C, 5.00%, 07/01/21	5,000	5,571,750
Series C, 5.00%, 10/01/21	2,000	2,241,800
Series C, 5.00%, 07/01/29 (PR 07/01/21)	1,000	1,115,820
Series D, 5.00%, 02/01/23	5,000	5,782,000
Series E, 5.00%, 12/01/21	2,000	2,251,200
Series E, 5.00%, 12/01/23	5,700	6,703,257
Series E, 5.00%, 12/01/24	4,555	5,455,615
Series E, 5.00%, 12/01/25	8,310	10,122,245
Series E, 5.00%, 12/01/26	5,000	6,177,850
Series E-2, 4.00%, 09/01/18	3,025	3,086,166
Series F, 5.00%, 01/01/28 (Call 01/01/27)	1,000	1,231,960
Series I, 5.00%, 07/01/18	1,000	1,021,530
Series I, 5.00%, 07/01/20	6,625	7,185,674
Series I, 5.00%, 07/01/21	1,300	1,448,655
Series J-1, 4.00%, 07/01/21	265	286,147

		224,070,843

Security	Par (000)	Value
Hawaii — 1.1%
City & County Honolulu HI Wastewater System Revenue RB
Series 2015A, 5.00%, 07/01/45 (Call 07/01/25)	$3,675	$4,199,055
Series A, 5.00%, 07/01/42 (Call 07/01/22)	1,000	1,110,620
Series A, 5.25%, 07/01/36 (PR 07/01/21)	8,385	9,413,085
City & County of Honolulu HI GO
Series B, 5.25%, 07/01/19 (AGM)	2,000	2,115,000
Series C, 5.00%, 10/01/30	5,000	6,282,750
State of Hawaii Airports System Revenue RB Series A, 5.00%, 07/01/39 (Call 07/01/20)	3,700	3,965,623
State of Hawaii GO
5.00%, 12/01/20	500	548,235
5.00%, 12/01/21	1,500	1,686,540
Series DQ, 5.00%, 06/01/19	1,000	1,050,980
Series DQ, 5.00%, 06/01/22 (PR 06/01/19)	500	524,566
Series DQ, 5.00%, 06/01/29 (PR 06/01/19)	1,450	1,521,451
Series DY, 5.00%, 02/01/18	1,410	1,418,474
Series DY, 5.00%, 02/01/19	2,815	2,929,317
Series DZ, 5.00%, 12/01/20 (ETM)	305	334,237
Series DZ, 5.00%, 12/01/23 (PR 12/01/21)	1,000	1,123,234
Series DZ, 5.00%, 12/01/25 (PR 12/01/21)	885	993,970
Series DZ, 5.00%, 12/01/28 (PR 12/01/21)	880	988,354
Series DZ, 5.00%, 12/01/29 (PR 12/01/21)	1,000	1,123,913
Series DZ, 5.00%, 12/01/30 (PR 12/01/21)	750	842,934
Series DZ, 5.00%, 12/01/31 (PR 12/01/21)	1,500	1,685,879
Series DZ-2016, 5.00%, 12/01/28 (PR 12/01/21)	1,620	1,821,438
Series DZ-2017, 5.00%, 12/01/20	430	471,482
Series DZ-2017, 5.00%, 12/01/20 (ETM)	15	16,438
Series DZ-2017, 5.00%, 12/01/25 (Call 12/01/21)	255	287,133
Series DZ-2017, 5.00%, 12/01/25 (PR 12/01/21)	860	965,892
Series EA, 5.00%, 12/01/17	2,000	2,000,000
Series EE, 5.00%, 11/01/27 (PR 11/01/22)	4,355	4,993,574
Series EE, 5.00%, 11/01/29 (PR 11/01/22)	15	17,199
Series EE-2017, 5.00%, 11/01/27 (Call 11/01/22)	1,295	1,484,225
Series EE-2017, 5.00%, 11/01/27 (PR 11/01/22)	350	401,321
Series EE-2017, 5.00%, 11/01/29 (Call 11/01/22)	1,255	1,432,055
Series EE-2017, 5.00%, 11/01/29 (PR 11/01/22)	30	34,399
Series EF, 5.00%, 11/01/22	1,000	1,147,640
Series EH, 5.00%, 08/01/18	1,315	1,347,296
Series EH, 5.00%, 08/01/23 (ETM)	980	1,143,944
Series EH, 5.00%, 08/01/33 (Call 08/01/23)	485	554,370
Series EH, 5.00%, 08/01/33 (PR 08/01/23)	15	17,509
Series EH-2017, 5.00%, 08/01/23	775	901,031
Series EH-2017, 5.00%, 08/01/23 (ETM)	245	285,986
Series EO, 5.00%, 08/01/23	1,000	1,162,620
Series EO, 5.00%, 08/01/24	1,000	1,184,070
Series EO, 5.00%, 08/01/25 (Call 08/01/24)	1,000	1,186,810
Series EO, 5.00%, 08/01/26 (Call 08/01/24)	2,280	2,709,050
Series EO, 5.00%, 08/01/26 (PR 08/01/24)	220	260,949
Series EO, 5.00%, 08/01/29 (Call 08/01/24)	1,000	1,178,620
Series EP, 5.00%, 08/01/22	1,000	1,141,870
Series EY, 5.00%, 10/01/23	1,000	1,166,550
Series EZ, 5.00%, 10/01/27 (Call 10/01/25)	2,000	2,402,080
Series FE, 5.00%, 10/01/27 (Call 10/01/26)	1,300	1,580,020
Series FG, 4.00%, 10/01/34 (Call 10/01/26)	5,000	5,429,450
Series FG, 4.00%, 10/01/36 (Call 10/01/26)	1,500	1,613,085
Series FH, 5.00%, 10/01/25	2,000	2,411,640
Series FH, 5.00%, 10/01/26	1,350	1,650,443
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	3,000	3,646,200

307

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Hawaii (continued)
Series FK, 4.00%, 05/01/36 (Call 05/01/27)	$2,000	$2,149,260
Series FK, 5.00%, 05/01/34 (Call 05/01/27)	7,000	8,329,580

		102,383,446
Idaho — 0.0%
Idaho Housing & Finance Association RB
5.00%, 07/15/26	1,000	1,204,670
5.25%, 07/15/26 (PR 07/15/18) (AGC)	2,140	2,191,360

		3,396,030
Illinois — 3.6%
Chicago Board of Education ST 6.00%, 04/01/46 (Call 04/01/27)	780	914,971
Chicago Midway International Airport RB
Series 2014B, 5.00%, 01/01/35 (Call 01/01/24)	2,000	2,250,140
Series B, 5.00%, 01/01/46 (Call 01/01/26)	2,255	2,567,588
Chicago O’Hare International Airport RB
5.00%, 01/01/32 (Call 01/01/25)	5,000	5,694,600
5.75%, 01/01/39 (PR 01/01/21)	420	470,744
5.75%, 01/01/43 (Call 01/01/23)	1,000	1,153,460
Series 2015-B, 5.00%, 01/01/22	2,000	2,240,320
Series 2015-B, 5.00%, 01/01/27 (Call 01/01/25)	2,500	2,922,375
Series 2015-B, 5.00%, 01/01/30 (Call 01/01/25)	3,510	4,034,008
Series A, 5.00%, 01/01/33 (PR 01/01/18) (AGM)	2,000	2,005,660
Series A, 5.00%, 01/01/38 (PR 01/01/18) (AGM)	500	501,415
Series A, 5.75%, 01/01/39 (Call 01/01/21)	80	88,650
Series B, 5.00%, 01/01/20	700	746,004
Series B, 5.00%, 01/01/36 (Call 01/01/27)	9,110	10,501,006
Series B, 5.00%, 01/01/38 (Call 01/01/27)	3,025	3,473,971
Series B, 5.00%, 01/01/41 (Call 01/01/26)	1,500	1,697,595
Series B, 5.25%, 01/01/18 (NPFGC)	820	822,501
Series B, 6.00%, 01/01/41 (PR 01/01/21)	15,000	16,924,200
Series C, 5.00%, 01/01/31 (Call 01/01/26)	460	531,958
Series C, 5.25%, 01/01/35 (Call 01/01/20) (AGC)	3,500	3,732,225
Series C, 6.50%, 01/01/41 (PR 01/01/21)	1,560	1,783,392
Series D, 5.00%, 01/01/44 (Call 01/01/23)	1,685	1,855,859
Series D, 5.00%, 01/01/46 (Call 01/01/25)	1,000	1,117,160
Series D, 5.00%, 01/01/52 (Call 01/01/27)	10,000	11,290,100
Series D, 5.25%, 01/01/42 (Call 01/01/27)	1,000	1,181,060
Series E, 5.00%, 01/01/27	2,000	2,410,880
Series F, 5.00%, 01/01/35 (Call 01/01/20)	1,000	1,049,610
Series F, 5.00%, 01/01/40 (Call 01/01/20)	610	638,621
Chicago Transit Authority RB
5.00%, 12/01/44 (Call 12/01/24) (AGM)	1,000	1,091,020
5.25%, 12/01/49 (Call 12/01/24)	2,500	2,769,250
City of Chicago IL GO
Series A, 5.00%, 01/01/24 (Call 01/02/18) (AGM)	290	290,728
Series A, 5.00%, 01/01/26 (Call 01/01/20) (AGM)	1,000	1,053,970
Series A, 5.00%, 01/01/27 (Call 01/01/20) (AGM)	1,020	1,074,835
Series A, 5.00%, 01/01/29 (Call 01/02/18) (NPFGC-FGIC)	900	900,855
City of Chicago IL Wastewater Transmission Revenue RB
5.00%, 01/01/39 (Call 01/01/24)	2,000	2,151,520
5.00%, 01/01/42 (Call 01/01/22)	1,000	1,048,730
City of Chicago IL Waterworks Revenue RB
5.00%, 11/01/42 (Call 11/01/22)	2,500	2,660,725
5.25%, 11/01/38 (Call 11/01/18)	1,000	1,020,980
Cook County Community College District No. 508 GO 5.25%, 12/01/43 (Call 12/01/23)	1,075	1,123,816

Security	Par (000)	Value
Illinois (continued)
County of Cook IL GO
Series A, 5.00%, 11/15/19	$460	$487,218
Series A, 5.25%, 11/15/22 (Call 11/15/20)	1,000	1,086,860
Series A, 5.25%, 11/15/28 (Call 11/15/21)	500	544,100
Series C, 5.00%, 11/15/29 (Call 11/15/22)	1,250	1,361,125
County of Will IL GO 5.00%, 11/15/41 (Call 11/15/25)	1,200	1,368,564
Illinois Finance Authority RB
Series A, 5.00%, 10/01/38 (Call 10/01/24)	2,000	2,305,100
Series A, 5.00%, 10/01/40 (Call 10/01/25)	2,000	2,262,160
Series A, 5.25%, 10/01/52 (Call 04/01/23)	1,000	1,116,710
Illinois State Toll Highway Authority RB
Series A, 5.00%, 12/01/19	4,280	4,557,173
Series A, 5.00%, 12/01/22	1,000	1,140,820
Series A, 5.00%, 12/01/32 (Call 01/01/26)	3,000	3,462,270
Series A, 5.00%, 01/01/38 (Call 01/01/23)	1,000	1,111,890
Series A, 5.00%, 01/01/40 (Call 07/01/25)	2,000	2,273,560
Series A, 5.00%, 01/01/42 (Call 01/01/28)	2,500	2,868,475
Series A-1, 5.00%, 01/01/28 (Call 01/01/20)	1,000	1,065,300
Series A-1, 5.00%, 01/01/31 (Call 01/01/20)	700	743,645
Series B, 5.00%, 12/01/17	1,700	1,700,000
Series B, 5.00%, 12/01/18	1,415	1,464,567
Series B, 5.00%, 01/01/36 (Call 01/01/26)	1,000	1,140,150
Series B, 5.00%, 01/01/37 (Call 01/01/24)	2,500	2,832,100
Series B, 5.00%, 01/01/37 (Call 01/01/26)	1,500	1,706,775
Series B, 5.00%, 01/01/40 (Call 01/01/26)	6,500	7,366,190
Series B, 5.00%, 01/01/41 (Call 07/01/26)	4,000	4,558,640
Series B, 5.50%, 01/01/33 (PR 01/01/18)	2,050	2,056,560
Series C, 5.00%, 01/01/36 (Call 01/01/25)	2,000	2,266,860
Series D, 5.00%, 01/01/22	3,915	4,385,426
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/18 (NPFGC-FGIC)(a)	1,000	986,180
0.00%, 06/15/28 (NPFGC)(a)	3,435	2,247,280
0.00%, 12/15/35 (NPFGC)(a)	2,000	885,520
0.00%, 12/15/52 (AGM)(a)	7,000	1,447,530
5.50%, 06/15/29 (NPFGC)	1,805	2,128,474
5.50%, 06/15/29 (ETM) (NPFGC-FGIC)	95	115,838
Series A, 0.00%, 12/15/22 (NPFGC)(a)	340	285,685
Series A, 0.00%, 06/15/31 (NPFGC)(a)	1,035	574,363
Series A, 0.00%, 12/15/34 (NPFGC)(a)	3,000	1,413,030
Series A, 0.00%, 06/15/36 (NPFGC)(a)	2,800	1,205,456
Series A, 0.00%, 12/15/36 (NPFGC)(a)	4,000	1,683,400
Series A, 0.00%, 06/15/37 (NPFGC)(a)	415	168,457
Series A, 0.00%, 12/15/39 (NPFGC)(a)	3,800	1,359,678
Series A, 0.00%, 06/15/40 (NPFGC)(a)	3,500	1,218,070
Series B, 0.00%, 06/15/26 (AGM)(a)	2,000	1,490,100
Series B, 0.00%, 06/15/27 (AGM)(a)	1,000	712,400
Series B, 0.00%, 06/15/43 (AGM)(a)	2,000	685,200
Series B, 0.00%, 06/15/45 (AGM)(a)	770	234,850
Series B, 0.00%, 06/15/46 (AGM)(a)	1,600	466,096
Series B, 0.00%, 06/15/47 (AGM)(a)	330	90,483
Metropolitan Water Reclamation District of Greater Chicago GOL
Series B, 5.00%, 12/01/30 (Call 12/01/21)	710	787,007
Series B, 5.00%, 12/01/32 (Call 12/01/21)	1,000	1,104,830
Series C, 5.25%, 12/01/32	1,340	1,639,919
Regional Transportation Authority RB
5.75%, 06/01/21	500	563,830
5.75%, 06/01/23 (AGM)	1,000	1,163,340

308

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
State of Illinois GO
5.00%, 01/01/18	$1,190	$1,192,761
5.00%, 02/01/18	2,000	2,009,560
5.00%, 02/01/19	1,000	1,031,010
5.00%, 07/01/19	1,000	1,040,560
5.00%, 08/01/19	2,075	2,163,167
5.00%, 01/01/20 (AGM)	975	1,030,058
5.00%, 02/01/20	1,000	1,043,590
5.00%, 05/01/20	3,000	3,141,180
5.00%, 02/01/21	2,500	2,636,375
5.00%, 08/01/21	2,000	2,117,600
5.00%, 01/01/22 (Call 01/01/20)	1,500	1,561,425
5.00%, 02/01/22	2,000	2,122,220
5.00%, 08/01/22	580	615,531
5.00%, 02/01/23	4,250	4,523,530
5.00%, 02/01/24	2,500	2,677,400
5.00%, 08/01/24 (Call 08/01/22)	3,550	3,747,202
5.00%, 02/01/26	3,000	3,222,030
5.00%, 02/01/26 (Call 02/01/24)	2,000	2,128,320
5.00%, 02/01/28 (Call 02/01/27)	2,000	2,155,180
5.00%, 05/01/29 (Call 05/01/24)	1,900	2,007,502
5.00%, 05/01/31 (Call 05/01/24)	1,500	1,576,215
5.00%, 05/01/36 (Call 05/01/24)	1,000	1,038,240
5.00%, 02/01/39 (Call 02/01/24)	6,285	6,489,577
5.25%, 07/01/29 (Call 07/01/23)	2,000	2,157,960
5.50%, 07/01/27 (Call 07/01/23)	660	727,016
5.50%, 07/01/38 (Call 07/01/23)	1,000	1,074,780
Series A, 5.00%, 11/01/18	9,000	9,239,220
Series A, 5.00%, 12/01/31	2,000	2,152,820
Series A, 5.00%, 12/01/39	2,000	2,122,480
Series D, 5.00%, 11/01/20	6,300	6,628,482
Series D, 5.00%, 11/01/21	6,700	7,111,715
Series D, 5.00%, 11/01/22	5,300	5,628,494
Series D, 5.00%, 11/01/23	6,300	6,734,322
Series D, 5.00%, 11/01/24	6,300	6,763,239
Series D, 5.00%, 11/01/25	7,300	7,846,843
Series D, 5.00%, 11/01/26	8,300	8,916,607
Series D, 5.00%, 11/01/27	8,300	8,952,048
Series D, 5.00%, 11/01/28 (Call 11/01/27)	12,000	12,942,720
State of Illinois RB
5.00%, 06/15/19	545	569,438
5.00%, 06/15/26 (Call 06/15/23)	1,500	1,700,850
Series B, 5.25%, 06/15/34 (PR 06/15/19)	2,000	2,110,560

		326,325,583
Indiana — 0.2%
Indiana Finance Authority RB
5.00%, 02/01/32 (Call 02/01/23)	1,000	1,140,000
5.00%, 10/01/41 (Call 10/01/26)	2,000	2,286,360
Series A, 4.00%, 10/01/42 (Call 10/01/22)	2,500	2,581,900
Series A, 5.00%, 02/01/20	1,000	1,072,050
Series A, 5.00%, 10/01/44 (Call 10/01/24)	2,000	2,268,900
Series A, 5.25%, 02/01/35 (Call 08/01/25)	1,000	1,174,560
Series B, 5.00%, 10/01/41 (Call 10/01/21)	1,000	1,097,910
Series C, 5.00%, 12/01/23	1,250	1,470,012
Indianapolis Local Public Improvement Bond Bank RB
Series A, 5.75%, 01/01/38 (Call 01/01/19)	4,400	4,591,356
Series A, 5.75%, 01/01/38 (PR 01/01/19)	1,070	1,117,947

		18,800,995

Security	Par (000)	Value
Iowa — 0.1%
Iowa Finance Authority RB
5.00%, 08/01/20	$1,000	$1,088,120
5.00%, 08/01/31	2,000	2,410,340
State of Iowa RB
Series A, 5.00%, 06/01/27 (Call 06/01/26)	1,000	1,203,770
Series A, 5.00%, 06/01/27 (PR 06/01/19)	500	525,110

		5,227,340
Kansas — 0.2%
Kansas Development Finance Authority RB 5.00%, 03/01/21 (Call 03/01/20)	1,060	1,137,560
State of Kansas Department of Transportation RB
5.00%, 09/01/25	2,500	3,017,425
5.00%, 09/01/29 (Call 09/01/25)	1,000	1,186,540
5.00%, 09/01/30 (Call 09/01/25)	1,500	1,772,820
5.00%, 09/01/33 (Call 09/01/25)	3,000	3,513,300
Series A, 5.00%, 09/01/22	3,000	3,437,310
Series A, 5.00%, 09/01/27 (Call 09/01/24)	2,000	2,361,380
Series A, 5.00%, 09/01/29 (Call 09/01/24)	1,000	1,172,460
Series A, 5.50%, 03/01/19 (AGM)	2,255	2,365,202

		19,963,997
Kentucky — 0.1%
Kentucky Asset Liability Commission RB
First Series, 5.25%, 09/01/18 (NPFGC)	320	329,001
First Series A, 5.00%, 09/01/26 (Call 09/01/24)	1,000	1,164,970
Kentucky Public Transportation Infrastructure Authority RB Series 2013A, 5.75%, 07/01/49 (Call 07/01/23)	1,000	1,114,640
Kentucky State Property & Building Commission RB
5.00%, 11/01/20 (PR 11/01/18)	1,600	1,652,816
5.38%, 11/01/23 (PR 11/01/18)	920	953,103
Series A, 5.00%, 08/01/19	1,000	1,052,200
Series B, 5.00%, 11/01/23 (SAP)	1,500	1,722,510
Louisville & Jefferson County Metropolitan Sewer District RB
Series A, 5.00%, 05/15/30 (Call 11/15/21)	500	558,670
Series A, 5.00%, 05/15/34 (Call 11/15/21)	1,000	1,110,090

		9,658,000
Louisiana — 0.5%
City of New Orleans LA Sewerage Service Revenue RB 5.00%, 06/01/44 (Call 06/01/24)	1,000	1,103,520
City of New Orleans LA Water System Revenue RB 5.00%, 12/01/44 (Call 12/01/24)	1,000	1,108,660
East Baton Rouge Sewerage Commission RB
Series A, 5.25%, 02/01/39 (PR 02/01/19)	1,000	1,041,940
Series B, 5.00%, 02/01/39 (Call 02/01/25)	2,000	2,277,980
Louisiana Local Government Environmental Facilities & Community Development Authority RB
Series 2014A, 5.00%, 02/01/44 (Call 02/01/24)	2,000	2,262,940
Series A, 4.00%, 02/01/48 (Call 02/01/23)	1,000	1,025,750
Louisiana State Citizens Property Insurance Corp. RB 5.00%, 06/01/21 (AGM)	1,000	1,105,680
New Orleans Aviation Board RB Series A, 5.00%, 01/01/48 (Call 01/01/27)	1,500	1,726,470
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A, 4.50%, 05/01/39 (Call 05/01/25)	1,000	1,083,740
Series A, 5.00%, 05/01/41 (Call 05/01/25)	1,000	1,146,240
Series A-1, 4.00%, 05/01/35 (Call 05/01/22)	1,000	1,053,240
Series A-1, 5.00%, 05/01/24 (Call 05/01/22)	750	848,542
Series A-1, 5.00%, 05/01/24 (PR 05/01/22)	250	283,640
Series A-1, 5.00%, 05/01/25 (Call 05/01/22)	760	858,823

309

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Louisiana (continued)
Series A-1, 5.00%, 05/01/25 (PR 05/01/22)	$240	$272,294
Series B, 5.00%, 05/01/34 (PR 05/01/20)	1,915	2,062,532
Series B, 5.00%, 05/01/36 (Call 05/01/24)	1,000	1,136,380
Series B, 5.00%, 05/01/45 (PR 05/01/20)	3,250	3,500,380
Series C, 5.00%, 05/01/40 (Call 11/01/27)	2,000	2,333,140
State of Louisiana GO
4.00%, 08/01/31 (Call 08/01/22)	1,000	1,062,380
Series A, 4.00%, 02/01/29 (Call 02/01/24)	1,000	1,077,400
Series A, 5.00%, 11/15/21 (Call 05/15/20)	2,000	2,158,020
Series A, 5.00%, 02/01/28 (Call 02/01/24)	1,000	1,151,080
Series B, 5.00%, 08/01/27 (Call 08/01/26)	3,000	3,588,300
Series C, 5.00%, 07/15/21	1,000	1,111,460
Series C, 5.00%, 08/01/23	1,000	1,159,140
Series C, 5.00%, 07/15/24 (Call 07/15/22)	1,000	1,126,400
Series C, 5.00%, 08/01/25 (Call 08/01/24)	2,000	2,345,020

		41,011,091
Maryland — 2.6%
City of Baltimore MD RB
Series A, 5.00%, 07/01/43 (Call 01/01/24)	1,000	1,118,540
Series A, 5.00%, 07/01/46 (Call 01/01/27)	3,000	3,455,490
County of Montgomery MD GO
5.00%, 11/01/26 (Call 11/01/24)	1,000	1,194,790
Series A, 5.00%, 11/01/18	2,000	2,066,760
Series A, 5.00%, 11/01/20	4,100	4,492,083
Series A, 5.00%, 07/01/21	1,000	1,115,450
Series A, 5.00%, 11/01/24	5,400	6,467,310
Series B, 5.00%, 11/01/23	2,500	2,938,800
Series B, 5.00%, 11/01/25 (Call 11/01/24)	3,900	4,659,681
Maryland State Transportation Authority RB
5.00%, 07/01/35 (Call 07/01/18) (AGM)	10,000	10,214,100
5.00%, 07/01/38 (Call 07/01/18) (AGM)	2,000	2,042,820
State of Maryland Department of Transportation RB
4.00%, 09/01/21	6,000	6,484,500
5.00%, 02/01/19	5,000	5,201,900
5.00%, 02/15/23	8,175	9,467,140
5.00%, 02/15/23 (PR 02/15/18)	2,500	2,518,300
5.00%, 09/01/24	1,250	1,491,463
5.00%, 09/01/30 (Call 09/01/27)	1,000	1,223,650
State of Maryland GO
5.00%, 08/01/18	1,300	1,332,188
5.00%, 03/01/19	1,500	1,564,875
5.00%, 03/15/19	4,150	4,335,090
5.00%, 03/01/20	1,500	1,612,860
First Series, 5.00%, 06/01/21	3,000	3,339,630
First Series, 5.00%, 06/01/24	2,000	2,379,660
First Series A, 5.00%, 03/01/18	1,000	1,009,220
First Series B, 5.00%, 03/01/18	3,885	3,920,820
First Series B, 5.00%, 03/01/19	2,525	2,634,206
First Series B, 5.00%, 03/15/20	1,660	1,787,023
First Series B, 5.00%, 03/01/21 (Call 03/01/20)	1,250	1,343,188
First Series C, 4.00%, 08/15/21	9,430	10,214,387
First Series C, 4.00%, 08/15/22	1,000	1,101,020
Second Series B, 4.00%, 08/01/27 (Call 08/01/22)	3,390	3,697,948
Second Series B, 5.00%, 03/15/22 (PR 03/15/19)	2,000	2,087,620
Second Series B, 5.00%, 08/01/24 (PR 08/01/22)	1,000	1,140,430
Second Series E, 4.50%, 08/01/20	1,850	1,989,046
Second Series E, 5.00%, 08/01/18	1,050	1,075,998
Second Series E, 5.00%, 08/01/19	1,000	1,056,250
Series A, 4.00%, 08/01/27 (Call 08/01/23)	2,000	2,205,060
Series A, 4.00%, 08/01/29 (Call 08/01/23)	2,000	2,196,080

Security	Par (000)	Value
Maryland (continued)
Series A, 5.00%, 08/01/18	$3,300	$3,381,708
Series A, 5.00%, 08/01/20	2,000	2,176,240
Series A, 5.00%, 03/01/21	3,000	3,317,880
Series A, 5.00%, 03/15/22	11,725	13,310,454
Series A, 5.00%, 03/01/24 (PR 03/01/21)	3,000	3,309,870
Series A, 5.00%, 03/01/24 (PR 03/01/22)	1,960	2,220,974
Series A, 5.00%, 03/01/24 (PR 03/01/23)	1,000	1,150,170
Series A, 5.00%, 08/01/24	2,700	3,221,100
Series A, 5.00%, 03/01/25 (PR 03/01/23)	3,000	3,450,510
Series A, 5.00%, 03/15/25	1,000	1,206,800
Series A, 5.00%, 03/01/26 (PR 03/01/23)	2,000	2,300,340
Series A, 5.00%, 03/15/27	1,200	1,489,728
Series A, 5.00%, 03/15/29 (Call 03/15/27)	5,000	6,117,550
Series A, 5.00%, 03/15/31 (Call 03/15/27)	4,525	5,477,467
Series B, 5.00%, 08/01/20	3,000	3,264,360
Series B, 5.00%, 08/01/21 (PR 08/01/19)	1,000	1,056,420
Series B, 5.00%, 08/01/23 (PR 08/01/19)	5,720	6,042,722
Series B, 5.00%, 08/01/25	5,600	6,796,160
Series B, 5.00%, 08/01/26	8,345	10,273,863
Series C, 5.00%, 08/01/19	1,750	1,848,438
Series C, 5.00%, 03/01/20 (PR 03/01/19)	1,120	1,167,589
Series C, 5.00%, 08/01/20	2,500	2,720,300
Series C, 5.00%, 08/01/21	3,300	3,688,344
Series C, 5.00%, 08/01/22	4,950	5,666,562
Series C, 5.00%, 08/01/24	12,645	15,085,485
Series C, 5.25%, 08/01/20	2,500	2,736,500
Third Series C, 5.00%, 11/01/19	3,500	3,724,105

		234,377,015
Massachusetts — 5.3%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
Series A, 5.00%, 06/15/25 (Call 06/15/24)	1,400	1,657,796
Series A, 5.00%, 06/15/27 (Call 06/15/24)	2,000	2,361,580
Commonwealth of Massachusetts GO
Series A, 5.00%, 04/01/26 (PR 04/01/21)	2,155	2,389,809
Series A, 5.00%, 09/01/28 (Call 09/01/18)	4,410	4,534,935
Series C, 5.50%, 12/01/17 (AGM)	600	600,000
Series C, 5.50%, 12/01/22	6,300	7,388,325
Series C, 5.50%, 12/01/22 (AGM)	1,050	1,231,387
Series C, 5.50%, 12/01/23 (AMBAC)	910	1,092,419
Commonwealth of Massachusetts GOL
4.00%, 05/01/35 (Call 05/01/23)	2,000	2,113,460
4.00%, 05/01/38 (Call 05/01/23)	1,500	1,574,340
4.00%, 05/01/39 (Call 05/01/23)	2,000	2,097,080
4.00%, 05/01/40 (Call 05/01/23)	1,460	1,527,905
Series A, 4.00%, 04/01/42 (Call 04/01/21)	10,335	10,629,651
Series A, 4.50%, 12/01/43 (Call 12/01/21)	2,500	2,706,625
Series A, 5.00%, 04/01/19	3,800	3,971,190
Series A, 5.00%, 03/01/23	5,000	5,775,100
Series A, 5.00%, 07/01/23	2,525	2,935,716
Series A, 5.00%, 07/01/25	1,000	1,202,880
Series A, 5.00%, 04/01/28 (PR 04/01/21)	3,000	3,326,880
Series A, 5.00%, 07/01/28 (Call 07/01/26)	10,000	12,098,900
Series A, 5.00%, 03/01/34 (PR 03/01/19)	460	479,256
Series A, 5.00%, 07/01/36 (Call 07/01/25)	2,500	2,930,725
Series A, 5.00%, 03/01/39 (PR 03/01/19)	1,975	2,057,673
Series A, 5.00%, 03/01/46 (Call 03/01/24)	1,305	1,472,301
Series A, 5.00%, 04/01/47 (Call 04/01/27)	2,000	2,337,380
Series A, 5.25%, 08/01/21	2,000	2,246,960
Series A, 5.50%, 08/01/30 (AMBAC)	6,400	8,326,080

310

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Massachusetts (continued)
Series B, 5.00%, 08/01/21	$3,800	$4,235,708
Series B, 5.00%, 07/01/23	1,800	2,092,788
Series B, 5.00%, 06/01/25 (PR 06/01/20)	1,800	1,949,832
Series B, 5.00%, 08/01/25 (PR 08/01/20)	1,200	1,306,080
Series B, 5.00%, 07/01/27	2,500	3,074,675
Series B, 5.00%, 04/01/47 (Call 04/01/27)	5,000	5,843,450
Series B, 5.25%, 08/01/20	745	813,845
Series B, 5.25%, 08/01/21	425	477,479
Series B, 5.25%, 08/01/21 (AGM)	1,585	1,780,716
Series B, 5.25%, 09/01/21	2,000	2,251,620
Series B, 5.25%, 08/01/22	1,100	1,267,222
Series B, 5.25%, 09/01/22	600	692,478
Series B, 5.25%, 08/01/23	1,075	1,266,038
Series B, 5.25%, 09/01/23 (AGM)	215	253,741
Series B, 5.25%, 09/01/24 (AGM)	1,820	2,189,988
Series C, 4.00%, 10/01/27 (Call 10/01/20)	2,425	2,564,365
Series C, 5.00%, 08/01/19	2,220	2,342,611
Series C, 5.00%, 04/01/20	6,610	7,111,302
Series C, 5.00%, 08/01/22	2,500	2,852,275
Series C, 5.00%, 07/01/23 (Call 07/01/22)	3,000	3,416,910
Series C, 5.00%, 10/01/24	10,000	11,890,700
Series C, 5.00%, 08/01/25	1,350	1,625,589
Series C, 5.00%, 10/01/25	5,000	6,033,100
Series D, 4.00%, 02/01/41 (Call 02/01/27)	3,000	3,174,450
Series D, 4.00%, 02/01/44 (Call 02/01/27)	1,000	1,054,100
Series D, 4.00%, 02/01/45 (Call 02/01/27)	2,000	2,106,580
Series D, 5.00%, 10/01/24 (PR 10/01/21)	1,000	1,120,500
Series D, 5.00%, 07/01/25	2,500	3,007,200
Series D, 5.00%, 07/01/27	5,000	6,149,350
Series D, 5.00%, 08/01/33 (PR 08/01/21)	7,645	8,547,569
Series D, 5.00%, 02/01/34 (Call 02/01/27)	1,500	1,779,555
Series D, 5.50%, 08/01/18	2,570	2,641,343
Series D, 5.50%, 10/01/18	400	413,836
Series D, 5.50%, 10/01/19 (AMBAC)	4,320	4,619,290
Series D-2-R, 1.70%, 08/01/43	1,600	1,574,528
Series E, 4.00%, 04/01/46 (Call 04/01/25)	11,415	11,968,627
Series E, 4.50%, 08/01/43 (Call 08/01/21)	2,075	2,232,721
Series E, 5.00%, 12/01/17	3,440	3,440,000
Series E, 5.00%, 11/01/25 (AMBAC)	2,115	2,554,603
Series E, 5.00%, 09/01/28 (PR 09/01/22)	4,400	5,047,856
Series E, 5.00%, 08/01/35 (Call 08/01/21)	1,650	1,834,222
Series E, 5.00%, 08/01/39 (Call 08/01/21)	2,500	2,747,450
Series E, 5.00%, 08/01/40 (Call 08/01/21)	2,165	2,377,690
Series J, 5.00%, 12/01/37 (Call 12/01/26)	9,845	11,616,214
Commonwealth of Massachusetts RB
5.50%, 01/01/30 (NPFGC-FGIC)	1,110	1,415,239
5.50%, 01/01/34 (NPFGC-FGIC)	1,500	1,968,915
Series A, 5.50%, 06/01/21	4,545	5,129,714
Commonwealth of Massachusetts Transportation Fund Revenue RB
Series A, 4.00%, 06/01/45 (Call 06/01/25)	2,500	2,652,825
Series A, 5.00%, 06/01/25 (PR 06/01/21)	1,050	1,165,469
Series A, 5.00%, 06/01/41 (Call 06/01/26)	7,000	8,162,420
Series A, 5.00%, 06/01/42 (Call 06/01/27)	5,600	6,590,024
Series A, 5.00%, 06/01/44 (Call 06/01/24)	3,000	3,425,610
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/20	7,000	7,590,590
Series A, 5.00%, 07/01/28	130	160,989
Series A, 5.00%, 07/01/31	2,870	3,604,835
Series A, 5.25%, 07/01/21	765	859,080

Security	Par (000)	Value
Massachusetts (continued)
Series A, 5.25%, 07/01/28	$1,450	$1,829,276
Series A, 5.25%, 07/01/30	3,635	4,640,041
Series A, 5.25%, 07/01/34 (PR 07/01/18)	15,010	15,351,509
Series B, 5.25%, 07/01/19	1,395	1,474,543
Series B, 5.25%, 07/01/21	2,120	2,380,718
Series C, 5.00%, 07/01/31 (PR 07/01/18)	1,000	1,021,060
Series C, 5.00%, 07/01/34 (PR 07/01/18)	2,450	2,501,597
Series C, 5.50%, 07/01/18	2,180	2,232,756
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/18	2,000	2,049,520
5.00%, 08/01/20	1,800	1,958,616
5.00%, 08/01/24	1,000	1,193,000
5.00%, 08/01/26	2,000	2,453,380
5.25%, 08/01/19	1,500	1,590,735
5.25%, 08/01/20	1,000	1,093,510
5.25%, 08/01/21	500	562,500
Series 2017, 5.00%, 08/01/21	4,000	4,470,720
Series A, 5.25%, 08/01/19	1,000	1,060,490
Massachusetts Department of Transportation RB
Series A, 0.00%, 01/01/28 (NPFGC)(a)	1,000	743,760
Series A, 5.00%, 01/01/20 (ETM)	140	144,672
Series C, 0.00%, 01/01/18 (NPFGC)(a)	2,000	1,997,700
Massachusetts Development Finance Agency RB
5.00%, 01/01/41 (Call 01/01/25)	1,000	1,113,800
Series A, 4.00%, 07/15/36 (Call 07/15/26)	4,000	4,323,640
Series A, 5.00%, 07/15/22	1,000	1,143,910
Series A, 5.00%, 07/15/28 (Call 07/15/26)	2,000	2,440,700
Series A, 5.00%, 07/15/33 (Call 07/15/26)	3,000	3,580,470
Series A, 5.00%, 07/15/36	1,490	1,947,683
Series A, 5.00%, 07/15/40	4,000	5,237,960
Series A, 5.00%, 01/01/47 (Call 01/01/27)	1,500	1,689,765
Series BB1, 5.00%, 10/01/46 (Call 10/01/26)	1,750	2,015,142
Series P, 5.00%, 07/01/43 (Call 07/01/23)	3,225	3,631,350
Massachusetts School Building Authority RB
Series A, 5.00%, 08/15/23 (Call 08/15/22)	1,500	1,715,955
Series A, 5.00%, 08/15/26 (Call 08/15/22)	1,075	1,226,640
Series A, 5.00%, 08/15/30 (Call 08/15/22)	3,135	3,559,103
Series A, 5.00%, 05/15/43 (Call 05/15/23)	7,810	8,756,181
Series B, 4.00%, 01/15/45 (Call 01/15/25)	2,000	2,084,200
Series B, 5.00%, 10/15/19	1,000	1,062,170
Series B, 5.00%, 10/15/21	1,035	1,159,304
Series B, 5.00%, 08/15/28 (Call 08/15/22)	1,000	1,137,680
Series B, 5.00%, 08/15/29 (Call 08/15/22)	8,930	10,146,623
Series B, 5.00%, 08/15/30 (Call 08/15/22)	9,305	10,563,780
Series B, 5.00%, 10/15/35 (Call 10/15/21)	1,000	1,110,990
Series B, 5.00%, 10/15/41 (Call 10/15/21)	2,750	3,042,270
Series B, 5.00%, 11/15/46 (Call 11/15/26)	14,225	16,551,925
Series C, 4.00%, 08/15/36 (Call 08/15/25)	1,000	1,057,660
Series C, 5.00%, 08/15/27 (Call 08/15/25)	2,000	2,405,460
Series C, 5.00%, 08/15/37 (Call 08/15/25)	3,000	3,492,390
Massachusetts State College Building Authority RB
Series B, 5.00%, 05/01/43 (Call 05/01/22) (ST)	750	824,168
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB
Series B, 5.00%, 01/01/18	720	721,994
Series B, 5.00%, 01/01/27 (Call 01/01/20)	2,175	2,326,228
Series B, 5.00%, 01/01/37 (Call 01/01/20)	1,000	1,057,310
Massachusetts Water Resources Authority RB
Series A, 5.00%, 08/01/23	1,500	1,748,310
Series A, 5.00%, 08/01/40 (PR 08/01/20)	3,475	3,777,429

311

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Massachusetts (continued)
Series B, 5.00%, 08/01/36 (PR 08/01/21)	$1,000	$1,114,280
Series B, 5.00%, 08/01/39 (PR 08/01/19)	2,445	2,580,869
Series B, 5.25%, 08/01/23 (AGM)	1,000	1,178,890
Series B, 5.25%, 08/01/25 (AGM)	2,500	3,058,300
Series B, 5.25%, 08/01/26 (AGM)	1,100	1,362,174
Series B, 5.25%, 08/01/28 (AGM)	1,000	1,266,590
Series B, 5.25%, 08/01/30 (AGM)	2,000	2,561,000
Series B, 5.25%, 08/01/31 (AGM)	800	1,031,704
Series B-1, 5.00%, 08/01/21 (Call 08/01/19)	410	432,853
Series B-1, 5.00%, 08/01/21 (PR 08/01/19)	90	95,001
Series C, 5.00%, 08/01/32 (Call 08/01/26)	6,485	7,762,286
Series C, 5.00%, 08/01/34 (Call 08/01/26)	5,000	5,941,900
Series C, 5.25%, 08/01/42 (Call 08/01/21)	1,000	1,113,700
Series J, 5.50%, 08/01/21 (AGM)	2,155	2,442,563
Metropolitan Boston Transit Parking Corp. RB 5.25%, 07/01/33 (Call 07/01/21)	2,000	2,231,960
University of Massachusetts Building Authority RB
Series 1, 4.00%, 11/01/45 (Call 11/01/25)	2,500	2,624,425
Series 1, 5.00%, 11/01/40 (Call 11/01/25)	2,500	2,887,675
Series 1, 5.00%, 11/01/44 (Call 11/01/24)	2,695	3,077,717

		481,298,439
Michigan — 0.9%
Detroit City School District GO Series A, 5.25%, 05/01/30 (AGM)	2,500	3,044,325
Great Lakes Water Authority Sewage Disposal System Revenue RB 5.00%, 07/01/34 (Call 07/01/26)	2,000	2,272,880
Great Lakes Water Authority Water Supply System Revenue RB Series A, 5.00%, 07/01/46 (Call 07/01/26)	3,000	3,385,290
Michigan Finance Authority RB
5.00%, 07/01/20 (Call 07/01/19)	6,050	6,370,529
5.00%, 07/01/21 (Call 07/01/18)	4,500	4,608,990
Series A, 5.00%, 07/01/18	2,000	2,043,060
Series A, 5.00%, 01/01/19	2,625	2,724,593
Series A, 5.00%, 07/01/19	11,470	12,085,021
Series B, 5.00%, 01/01/22 (Call 01/01/18)	1,780	1,785,037
Series C-3, 5.00%, 07/01/24 (AGM)	1,000	1,155,280
Series C-3, 5.00%, 07/01/32 (Call 07/01/24) (AGM)	1,000	1,126,780
Series D1, 5.00%, 07/01/22 (AGM)	1,000	1,123,530
Series D2, 5.00%, 07/01/26 (Call 07/01/24) (AGM)	1,000	1,146,770
Michigan State Building Authority RB
Series I, 5.00%, 04/15/20	4,750	5,118,505
Series I, 5.00%, 04/15/28 (Call 10/15/25)	3,000	3,534,690
Series I, 5.00%, 10/15/29 (Call 10/15/23)	1,000	1,148,480
Series I, 5.00%, 10/15/30 (Call 10/15/26)	3,000	3,550,980
Series I, 5.00%, 04/15/38 (Call 10/15/25)	3,000	3,435,510
Series I, 5.00%, 04/15/41 (Call 10/15/26)	1,000	1,142,070
Series I, 5.00%, 10/15/51 (Call 10/15/26)	2,500	2,818,075
Series II, 5.38%, 10/15/41 (Call 10/15/21)	2,000	2,238,660
State of Michigan GO
Series A, 5.00%, 05/01/19 (Call 05/01/18)	230	233,271
Series A, 5.00%, 11/01/20 (PR 11/01/18)	760	785,088
Series A, 5.25%, 11/01/22 (PR 11/01/18)	200	207,052
State of Michigan RB
5.00%, 03/15/23	1,000	1,148,520
5.00%, 03/15/24	4,000	4,668,840
5.00%, 03/15/26	2,500	3,004,125
5.00%, 03/15/27	300	363,981
State of Michigan Trunk Line Revenue RB 5.00%, 11/01/20 (Call 11/01/19)	2,820	2,996,165

Security	Par (000)	Value
Michigan (continued)
University of Michigan RB
Series A, 5.00%, 04/01/23	$1,500	$1,740,180
Series A, 5.00%, 04/01/42 (Call 04/01/27)	2,500	2,950,800

		83,957,077
Minnesota — 0.7%
Minneapolis-St Paul Metropolitan Airports Commission RB
Series A, 5.00%, 01/01/26	1,215	1,469,409
Series C, 5.00%, 01/01/41 (Call 01/01/27)	1,500	1,741,935
Series C, 5.00%, 01/01/46 (Call 01/01/27)	4,000	4,627,920
Minnesota Public Facilities Authority RB
Series A, 5.00%, 03/01/20	1,000	1,075,240
Series B, 5.00%, 03/01/19	510	531,864
State of Minnesota GO
Series 2010-D, 5.00%, 08/01/22 (Call 08/01/20)	1,650	1,791,801
Series A, 5.00%, 08/01/18	700	717,101
Series A, 5.00%, 08/01/19	5,320	5,617,441
Series A, 5.00%, 08/01/25 (PR 08/01/20)	1,600	1,739,248
Series B, 5.00%, 08/01/18	6,800	6,966,124
Series D, 5.00%, 08/01/18	8,000	8,195,440
Series D, 5.00%, 08/01/20	1,725	1,874,661
Series D, 5.00%, 08/01/21	6,650	7,422,530
Series D, 5.00%, 08/01/22	3,000	3,428,490
Series D, 5.00%, 08/01/23	2,400	2,801,496
Series D, 5.00%, 08/01/25	2,000	2,420,860
Series D, 5.00%, 10/01/26	3,000	3,689,280
Series F, 5.00%, 10/01/20	1,500	1,637,670
Series H, 5.00%, 11/01/19	500	531,820
State of Minnesota RB
Series B, 5.00%, 03/01/19	500	521,310
Series B, 5.00%, 03/01/29 (Call 03/01/22)	1,000	1,120,520
Western Minnesota Municipal Power Agency RB Series A, 5.00%, 01/01/46 (Call 01/01/24)	2,000	2,266,880

		62,189,040
Mississippi — 0.2%
State of Mississippi GO
Series A, 4.00%, 10/01/36 (Call 10/01/27)	1,000	1,074,810
Series A, 5.00%, 10/01/27	1,000	1,236,200
Series A, 5.00%, 10/01/31 (PR 10/01/21)	1,000	1,120,500
Series A, 5.00%, 10/01/32 (Call 10/01/27)	6,850	8,201,436
Series A, 5.00%, 10/01/36 (PR 10/01/21)	1,000	1,120,500
Series C, 5.00%, 10/01/19	1,075	1,141,661
Series C, 5.00%, 10/01/24	1,000	1,189,070
Series C, 5.00%, 10/01/27 (Call 10/01/25)	3,420	4,083,104

		19,167,281
Missouri — 0.4%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District RB Series A, 5.00%, 10/01/33 (Call 10/01/22)	2,000	2,260,840
City of Kansas City MO RB Series C, 5.25%, 04/01/40 (PR 04/01/18)	500	506,405
City of Springfield MO Public Utility Revenue RB 4.00%, 08/01/31 (Call 08/01/25)	2,000	2,177,300
Metropolitan St. Louis Sewer District RB Series A, 5.00%, 05/01/42 (Call 05/01/22)	5,000	5,545,050
Missouri Highway & Transportation Commission RB
Series 2014A, 5.00%, 05/01/25 (Call 05/01/24)	4,000	4,739,480
Series A, 5.00%, 05/01/21	2,000	2,216,920
Series A, 5.00%, 05/01/23	5,795	6,733,500
Series A, 5.00%, 05/01/24	1,000	1,186,860

312

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Missouri (continued)
Series B, 5.00%, 05/01/18	$5,000	$5,076,700
Series B, 5.00%, 05/01/19	2,000	2,093,720
Series B, 5.00%, 05/01/21	2,000	2,219,040
University of Missouri RB Series A, 5.00%, 11/01/19	1,055	1,122,341

		35,878,156
Nebraska — 0.1%
City of Lincoln NE Electric System Revenue RB 5.00%, 09/01/37 (Call 09/01/22)	1,000	1,115,830
Nebraska Public Power District RB Series A-2, 5.00%, 01/01/40 (Call 01/01/22)	1,000	1,092,610
Omaha Public Power District Nebraska City Station Unit 2 RB Series A, 5.00%, 02/01/49 (Call 02/01/26)	2,000	2,259,680
Omaha Public Power District RB
5.00%, 02/01/37 (Call 02/01/22)	2,000	2,212,080
Series AA, 4.00%, 02/01/34 (Call 02/01/24)	2,500	2,649,650
Series B, 5.00%, 02/01/31 (Call 08/01/24)	1,000	1,164,430
Series B, 5.00%, 02/01/42 (Call 02/01/21)	1,000	1,085,270

		11,579,550
Nevada — 1.0%
Clark County School District GOL
Series 2015D, 5.00%, 06/15/28 (Call 12/15/25)	1,000	1,183,260
Series A, 5.00%, 06/15/19	4,700	4,933,308
Series A, 5.00%, 06/15/22	3,500	3,963,960
Series A, 5.00%, 06/15/22 (PR 06/15/18)	1,500	1,529,250
Series A, 5.00%, 06/15/25	1,000	1,188,750
Series A, 5.00%, 06/15/27 (PR 06/15/18)	10,500	10,704,750
Series C, 5.00%, 06/15/22 (PR 12/15/17)	1,775	1,777,201
Series C, 5.00%, 06/15/26 (Call 12/15/25)	4,705	5,631,603
Series C, 5.00%, 06/15/27 (Call 12/15/25)	2,600	3,093,168
Clark County Water Reclamation District GOL Series A, 5.25%, 07/01/38 (PR 07/01/19)	6,050	6,397,875
County of Clark Department of Aviation RB
5.00%, 07/01/30 (Call 01/01/20)	1,000	1,065,300
Series A-2, 5.00%, 07/01/40 (Call 07/01/27)	5,190	6,034,153
Series B, 5.00%, 07/01/18	8,760	8,947,552
Series B, 5.13%, 07/01/36 (Call 01/01/20)	4,480	4,797,184
Series C, 5.00%, 07/01/23 (Call 07/01/19) (AGM)	500	526,010
Series C, 5.00%, 07/01/25 (Call 07/01/19) (AGM)	2,500	2,629,250
County of Clark NV GOL
5.00%, 06/01/33 (PR 06/01/18)	1,000	1,018,320
Series B, 5.00%, 11/01/27 (Call 11/01/26)	2,000	2,429,100
Las Vegas Valley Water District GOL
4.00%, 06/01/39 (Call 12/01/24)	2,000	2,088,040
Series B, 5.00%, 06/01/42 (Call 06/01/22)	1,000	1,116,860
State of Nevada GOL
5.00%, 03/01/22	1,000	1,130,090
5.00%, 12/01/25 (PR 12/01/17) (NPFGC)	5,500	5,500,000
5.00%, 06/01/27 (PR 06/01/18)	3,000	3,054,960
Series D, 5.00%, 04/01/25	2,000	2,397,840
State of Nevada Highway Improvement Revenue RB 5.00%, 12/01/28 (Call 06/01/26)	5,000	6,014,600

		89,152,384
New Jersey — 4.3%
Essex County Improvement Authority RB
5.25%, 12/15/20 (AMBAC)	995	1,095,485
5.25%, 12/15/20 (ETM) (AMBAC)	5	5,522

Security	Par (000)	Value
New Jersey (continued)
Garden State Preservation Trust RB
Series A, 5.75%, 11/01/28 (AGM)	$1,500	$1,818,720
Series C, 5.13%, 11/01/18 (AGM)	1,000	1,034,510
Series C, 5.25%, 11/01/20 (AGM)	700	764,995
New Jersey Building Authority RB
Series A, 5.00%, 06/15/18	910	924,769
Series A, 5.00%, 06/15/18 (ETM)	90	91,731
New Jersey Economic Development Authority RB
5.00%, 12/15/17 (ETM)	1,250	1,251,490
5.00%, 03/01/19 (PR 03/01/18)	2,165	2,184,631
5.00%, 06/15/19	1,055	1,105,070
5.00%, 06/15/22 (AGM)	1,500	1,647,525
5.00%, 06/15/23 (Call 06/15/22)	1,000	1,104,640
5.00%, 06/15/25 (Call 06/15/22)	1,000	1,089,430
5.00%, 03/01/26 (Call 03/01/22)	1,000	1,073,690
5.00%, 06/15/26 (Call 06/15/22)	500	541,180
5.00%, 06/15/26 (Call 06/15/25) (SAP)	5,000	5,569,700
5.00%, 06/15/28 (Call 06/15/22)	1,050	1,127,280
5.25%, 06/15/31 (Call 06/15/25) (SAP)	2,500	2,778,650
5.25%, 06/15/40 (Call 06/15/25) (SAP)	1,000	1,084,630
Series A, 4.00%, 07/01/22	1,000	1,042,870
Series A, 4.00%, 11/01/27 (SAP)	480	500,347
Series AA, 5.50%, 12/15/29 (Call 06/15/19)	85	88,740
Series AA, 5.50%, 12/15/29 (PR 06/15/19)	165	174,613
Series AAA, 5.00%, 06/15/41 (Call 12/15/26)	1,000	1,083,040
Series B, 5.00%, 11/01/19 (SAP)	1,500	1,569,990
Series B, 5.00%, 11/01/20 (SAP)	4,000	4,276,400
Series B, 5.00%, 11/01/23 (SAP)	2,110	2,355,034
Series B, 5.00%, 11/01/26 (SAP)	2,000	2,267,120
Series BBB, 5.00%, 06/15/23	1,000	1,105,510
Series BBB, 5.50%, 06/15/30 (Call 12/15/26)	3,000	3,476,190
Series DDD, 5.00%, 06/15/42 (Call 06/15/27)	500	539,295
Series EE, 5.25%, 09/01/24 (Call 03/01/21)	750	808,703
Series GG, 5.00%, 09/01/21 (Call 03/01/21) (SAP)	1,850	1,990,082
Series GG, 5.00%, 09/01/22 (Call 03/01/21) (SAP)	250	267,963
Series GG, 5.25%, 09/01/25 (Call 03/01/21) (SAP)	1,825	1,965,489
Series GG, 5.25%, 09/01/27 (Call 03/01/21) (SAP)	585	624,599
Series II, 5.00%, 03/01/23 (Call 03/01/22)	2,000	2,169,740
Series II, 5.00%, 03/01/25 (Call 03/01/22)	2,000	2,150,680
Series K, 5.50%, 12/15/19 (AMBAC)	3,345	3,557,508
Series N-1, 5.50%, 09/01/26 (AMBAC)	1,000	1,172,460
Series NN, 5.00%, 03/01/19 (ETM) (SAP)	3,000	3,123,690
Series NN, 5.00%, 03/01/21 (SAP)	2,000	2,145,000
Series NN, 5.00%, 03/01/22	4,000	4,346,160
Series NN, 5.00%, 03/01/24 (Call 03/01/23)	4,575	4,990,044
Series NN, 5.00%, 03/01/25 (Call 03/01/23)	3,590	3,901,181
Series NN, 5.00%, 03/01/30 (Call 03/01/23)	3,055	3,271,050
Series PP, 5.00%, 06/15/19	1,925	1,998,573
Series PP, 5.00%, 06/15/26 (Call 06/15/24)	3,000	3,297,390
Series PP, 5.00%, 06/15/27 (Call 06/15/24)	3,000	3,278,970
Series PP, 5.00%, 06/15/31 (Call 06/15/24)	2,500	2,694,500
Series UU, 5.00%, 06/15/40 (Call 06/15/24)	1,500	1,595,190
Series XX, 5.00%, 06/15/21	2,260	2,437,862
Series XX, 5.00%, 06/15/22	2,000	2,182,420
Series Y, 5.00%, 09/01/33 (PR 09/01/18)	820	841,812
New Jersey Educational Facilities Authority RB
Series A, 5.00%, 07/01/26 (Call 07/01/24)	1,650	1,964,721
Series B, 5.00%, 07/01/29 (Call 07/01/27)	5,000	6,154,200
New Jersey Institute of Technology/NJ RB Series A, 5.00%, 07/01/45 (Call 07/01/25)	2,500	2,843,750

313

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
New Jersey State Turnpike Authority RB
Series A, 5.00%, 01/01/31 (Call 07/01/24)	$6,500	$7,552,220
Series A, 5.00%, 01/01/32 (Call 01/01/22)	1,000	1,111,440
Series A, 5.00%, 01/01/35 (Call 01/01/22)	2,000	2,218,740
Series A, 5.00%, 01/01/38 (Call 07/01/22)	6,000	6,705,120
Series A, 5.00%, 01/01/43 (Call 07/01/22)	14,970	16,674,035
Series B, 5.00%, 01/01/19	5,180	5,369,743
Series B, 5.00%, 01/01/21	1,000	1,096,560
Series B, 5.00%, 01/01/25 (Call 01/01/23)	1,000	1,143,040
Series B, 5.00%, 01/01/27 (Call 01/01/23)	2,000	2,277,800
Series B, 5.00%, 01/01/28 (Call 01/01/23)	2,500	2,843,375
Series B, 5.00%, 01/01/29 (Call 01/01/23)	1,400	1,590,120
Series E, 5.25%, 01/01/40 (PR 01/01/19)	2,500	2,598,750
Series I, 5.00%, 01/01/35 (PR 01/01/20)	1,760	1,881,634
New Jersey Transit Corp. RB Series A, 5.00%, 09/15/18	1,500	1,534,995
New Jersey Transportation Trust Fund Authority RB 5.00%, 06/15/42 (Call 06/15/21)	8,975	9,442,777
5.25%, 12/15/19	2,360	2,498,296
5.25%, 12/15/21 (NPFGC)	695	766,439
5.25%, 06/15/36 (Call 06/15/21)	2,000	2,134,440
Series A, 0.00%, 12/15/25(a)	2,085	1,539,856
Series A, 0.00%, 12/15/28 (a)	4,140	2,654,527
Series A, 0.00%, 12/15/29(a)	3,290	2,004,827
Series A, 0.00%, 12/15/30(a)	1,000	579,580
Series A, 0.00%, 12/15/31(a)	5,025	2,777,719
Series A, 0.00%, 12/15/32(a)	400	210,408
Series A, 0.00%, 12/15/33(a)	930	465,074
Series A, 0.00%, 12/15/34(a)	1,055	501,072
Series A, 0.00%, 12/15/35(a)	11,710	5,276,994
Series A, 0.00%, 12/15/36(a)	3,750	1,607,813
Series A, 0.00%, 12/15/37 (a)	7,700	3,139,136
Series A, 0.00%, 12/15/38 (a)	4,145	1,609,213
Series A, 0.00%, 12/15/39(a)	8,700	3,222,045
Series A, 0.00%, 12/15/40(a)	2,500	883,050
Series A, 4.75%, 12/15/37 (Call 12/26/17) (AMBAC)	525	526,050
Series A, 5.00%, 06/15/18	1,000	1,016,230
Series A, 5.00%, 12/15/34 (Call 12/26/17) (AMBAC)	1,900	1,904,313
Series A, 5.00%, 06/15/42 (Call 06/15/22)	5,000	5,283,750
Series A, 5.25%, 12/15/20	3,080	3,333,207
Series A, 5.25%, 12/15/21	860	944,934
Series A, 5.25%, 12/15/21 (ETM) (NPFGC)	5	5,691
Series A, 5.25%, 12/15/22	700	780,990
Series A, 5.50%, 12/15/21	2,910	3,225,037
Series A, 5.50%, 12/15/22	4,200	4,734,912
Series A, 5.50%, 12/15/23	4,400	5,041,828
Series A, 5.50%, 06/15/41 (Call 06/15/21) (SAP)	400	429,096
Series A, 5.88%, 12/15/38 (Call 12/15/18)	6,065	6,316,819
Series A-1, 5.00%, 06/15/19	2,350	2,439,817
Series A-1, 5.00%, 06/15/20	1,700	1,805,723
Series A-1, 5.00%, 06/15/21	1,950	2,103,465
Series A-1, 5.00%, 06/15/24	1,000	1,117,800
Series A-1, 5.00%, 06/15/28 (Call 06/15/26)	3,750	4,191,037
Series A-1, 5.00%, 06/15/29 (Call 06/15/26)	1,870	2,082,600
Series A-2, 5.00%, 06/15/21 (Call 06/15/18)	2,600	2,649,842
Series A-2, 5.00%, 06/15/22 (Call 06/15/18)	3,000	3,056,550
Series A-2, 5.00%, 06/15/23 (Call 06/15/18)	3,000	3,056,400
Series A-2, 5.00%, 06/15/24 (Call 06/15/18)	1,750	1,782,795
Series A-2, 5.00%, 06/15/29 (Call 06/15/18)	4,000	4,073,480
Series A-2, 5.00%, 06/15/30 (Call 06/15/18)	2,000	2,036,100
Series A-2, 5.00%, 06/15/31 (Call 06/15/18)	3,000	3,053,160

Security	Par (000)	Value
New Jersey (continued)
Series AA, 4.00%, 06/15/27 (Call 06/15/22) (SAP)	$1,500	$1,534,320
Series AA, 5.00%, 06/15/20	85	90,200
Series AA, 5.00%, 06/15/22	2,275	2,488,577
Series AA, 5.00%, 06/15/23 (Call 06/15/22) (SAP)	5,850	6,378,372
Series AA, 5.00%, 06/15/25 (Call 06/15/24)	1,000	1,114,040
Series AA, 5.00%, 06/15/38 (Call 06/15/24)	3,000	3,231,600
Series AA, 5.00%, 06/15/44 (Call 06/15/23)	1,000	1,062,410
Series AA, 5.00%, 06/15/44 (Call 06/15/24)	350	375,340
Series AA, 5.00%, 06/15/45 (Call 06/15/25)	2,500	2,671,200
Series AA, 5.25%, 06/15/41 (Call 06/15/25)	1,000	1,090,760
Series B, 5.00%, 06/15/20	1,075	1,141,854
Series B, 5.25%, 06/15/22 (Call 06/15/21)	560	610,736
Series B, 5.25%, 12/15/22 (AMBAC)	1,900	2,119,830
Series B, 5.50%, 12/15/20 (NPFGC-FGIC)	3,000	3,268,410
Series B, 5.50%, 12/15/21 (NPFGC)	500	556,155
Series B, 5.50%, 06/15/31 (Call 06/15/21)	1,910	2,084,211
Series C, 0.00%, 12/15/24 (AMBAC)(a)	1,665	1,296,502
Series C, 0.00%, 12/15/28 (AMBAC)(a)	3,130	2,046,363
Series C, 0.00%, 12/15/30 (NPFGC)(a)	3,500	2,073,050
Series C, 0.00%, 12/15/31 (NPFGC-FGIC)(a)	2,000	1,131,680
Series C, 0.00%, 12/15/32 (AGM)(a)	5,000	2,773,300
Series C, 0.00%, 12/15/35 (AMBAC)(a)	3,990	1,862,612
Series C, 5.50%, 12/15/17 (AGM)	2,385	2,387,862
Series D, 5.00%, 12/15/23	2,330	2,605,755
Series D, 5.00%, 12/15/24	2,145	2,406,411
Series D, 5.00%, 06/15/32 (Call 12/15/24)	8,500	9,156,625
Series D, 5.25%, 12/15/23	3,525	3,990,688
New Jersey Turnpike Authority RB
4.00%, 01/01/35 (Call 07/01/24)	3,145	3,315,962
5.00%, 01/01/34 (Call 01/01/26)	3,000	3,420,310
Series A, 5.00%, 01/01/28 (Call 07/01/24)	5,010	5,854,285
Series A, 5.00%, 01/01/29 (Call 01/01/27)	2,000	2,398,280
Series A, 5.00%, 01/01/33 (Call 01/01/27)	2,000	2,350,420
Series B, 5.00%, 01/01/20	1,745	1,863,747
Series B, 5.00%, 01/01/28	1,750	2,142,735
Series B, 5.00%, 01/01/31 (Call 01/01/28)	4,500	5,389,965
Series E, 5.00%, 01/01/34 (Call 01/01/25)	2,000	2,290,260
Series E, 5.00%, 01/01/45 (Call 01/01/25)	12,045	13,602,900
Series H, 5.00%, 01/01/36 (Call 01/01/19)	975	1,008,482
Series H, 5.00%, 01/01/36 (PR 01/01/19)	525	543,769
Series I, 5.00%, 01/01/31 (Call 01/01/20)	100	106,424
Series I, 5.00%, 01/01/31 (PR 01/01/20)	1,870	1,997,254
State of New Jersey GO
5.00%, 06/01/27 (Call 06/01/25)	2,000	2,295,500
5.00%, 06/01/32 (Call 06/01/25)	1,500	1,684,965
Series L, 5.25%, 07/15/19 (AMBAC)	420	443,008
Series Q, 5.00%, 08/15/19	1,000	1,053,230
Series Q, 5.00%, 08/15/20	1,000	1,077,810
Series Q, 5.00%, 08/15/21 (Call 08/15/20)	500	537,540
Series T, 5.00%, 06/01/22	2,000	2,234,620

		390,609,327
New Mexico — 0.2%
New Mexico Finance Authority RB
Series B, 5.00%, 06/15/20	500	540,825
Series B, 5.00%, 06/15/23 (Call 06/15/20)	3,260	3,521,974
State of New Mexico GO Series B, 5.00%, 03/01/21	3,500	3,863,860

314

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Mexico (continued)
State of New Mexico Severance Tax Permanent Fund RB
Series B, 4.00%, 07/01/20	$4,000	$4,236,000
Series B, 4.00%, 07/01/23	1,800	1,997,028

		14,159,687
New York — 21.8%
Battery Park City Authority RB
Series A, 5.00%, 11/01/22	500	576,870
Series A, 5.00%, 11/01/24 (Call 11/01/23)	1,550	1,823,947
Brooklyn Arena Local Development Corp. RB
0.00%, 07/15/33(a)	500	275,665
6.38%, 07/15/43 (PR 01/15/20)	1,875	2,063,625
City of New York NY GO
5.00%, 08/01/18 (Call 01/02/18)	5	5,015
5.00%, 10/01/24 (Call 01/02/18) (AGM)	5	5,015
5.00%, 08/01/26 (Call 08/01/25)	1,750	2,097,655
Series A, 4.00%, 08/01/18	3,250	3,308,370
Series A, 5.00%, 08/01/18	20,470	20,971,310
Series A, 5.00%, 08/01/20	4,000	4,337,240
Series A, 5.00%, 08/01/21	5,265	5,852,837
Series A, 5.00%, 08/01/23	2,500	2,894,950
Series A, 5.00%, 08/01/24	3,500	4,125,170
Series A, 5.00%, 08/01/28 (Call 08/01/27)	1,500	1,828,590
Series A, 5.00%, 08/01/31 (Call 08/01/24)	2,500	2,894,375
Series A, 5.00%, 08/01/32 (Call 08/01/24)	1,000	1,157,080
Series A-1, 5.00%, 08/01/30 (Call 08/01/21)	500	553,210
Series A-1, 5.00%, 08/01/30 (Call 08/01/26)	1,660	1,969,872
Series A-1, 5.00%, 08/01/31 (Call 08/01/21)	710	785,026
Series A-1, 5.00%, 08/01/32 (Call 08/01/21)	1,000	1,104,180
Series A-1, 5.00%, 10/01/32 (Call 10/01/22)	4,635	5,228,141
Series A-1, 5.00%, 08/01/38 (Call 08/01/26)	3,000	3,471,750
Series A-1, 5.25%, 08/15/23 (Call 08/15/18)	4,850	4,980,707
Series B, 5.00%, 08/01/18	2,950	3,022,245
Series B, 5.00%, 08/01/20	1,600	1,734,896
Series B-1, 5.00%, 12/01/29 (Call 12/01/26)	1,000	1,198,420
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	1,800	2,120,688
Series B-1, 5.00%, 12/01/35 (Call 12/01/26)	7,815	9,139,486
Series B-1, 5.00%, 10/01/37 (Call 10/01/27)	3,000	3,521,130
Series B-1, 5.00%, 12/01/38 (Call 12/01/26)	1,500	1,743,885
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	2,750	3,187,690
Series B-1, 5.25%, 09/01/20 (Call 09/01/18)	500	514,520
Series B-1, 5.25%, 09/01/23 (Call 09/01/18)	1,385	1,424,694
Series B-1, 5.25%, 09/01/24 (Call 09/01/18)	1,000	1,028,510
Series C, 5.00%, 08/01/18	2,640	2,704,654
Series C, 5.00%, 08/01/19	2,500	2,638,075
Series C, 5.00%, 08/01/20	2,885	3,128,234
Series C, 5.00%, 08/01/22	1,000	1,136,120
Series C, 5.00%, 08/01/24 (Call 08/01/19)	2,000	2,108,780
Series C, 5.00%, 08/01/26 (Call 02/01/26)	5,400	6,509,970
Series C, 5.00%, 08/01/27 (Call 02/01/25)	4,000	4,711,840
Series C, 5.00%, 08/01/28 (Call 02/01/25)	1,500	1,763,685
Series C, 5.00%, 08/01/28 (Call 02/01/27)	1,000	1,208,940
Series C, 5.25%, 08/01/18	480	492,542
Series C-1, 5.00%, 10/01/19 (Call 01/02/18)	5	5,013
Series C-1, 5.00%, 10/01/20 (Call 01/02/18)	5	5,015
Series D, 5.00%, 08/01/18	2,000	2,048,980
Series D, 5.00%, 08/01/19	4,000	4,220,920
Series D, 5.00%, 08/01/22	2,000	2,272,240
Series D, 5.00%, 08/01/24 (Call 02/01/23)	2,000	2,298,980
Series D, 5.00%, 08/01/25 (Call 02/01/23)	2,500	2,864,475
Series D-1, 5.00%, 10/01/25 (Call 10/01/21)	1,000	1,115,780

Security	Par (000)	Value
New York (continued)
Series D-1, 5.00%, 10/01/26 (Call 10/01/21)	$4,090	$4,561,945
Series D-1, 5.00%, 10/01/32 (Call 10/01/21)	1,685	1,868,244
Series D-1, 5.13%, 12/01/27 (Call 01/02/18)	590	591,882
Series D-1, 5.13%, 12/01/27 (PR 12/01/17)	910	910,000
Series E, 5.00%, 08/01/19	100	105,523
Series E, 5.00%, 08/01/21 (Call 08/01/19)	1,000	1,055,060
Series E, 5.00%, 08/01/22 (Call 08/01/19)	400	421,956
Series E, 5.00%, 08/01/23	3,000	3,473,940
Series E, 5.00%, 08/01/25	2,000	2,392,640
Series E, 5.00%, 08/01/25 (Call 08/01/19)	2,460	2,593,381
Series E, 5.00%, 08/01/27 (Call 08/01/19)	1,410	1,486,690
Series E, 5.00%, 08/01/27 (Call 08/01/26)	3,275	3,959,802
Series E-1, 6.25%, 10/15/28 (Call 10/15/18)	50	52,163
Series E-1, 6.25%, 10/15/28 (PR 10/15/18)	1,200	1,250,844
Series F, 5.00%, 08/01/29 (Call 02/01/22)	30	33,472
Series F, 5.00%, 08/01/31 (Call 02/01/22)	2,750	3,063,582
Series G, 5.00%, 08/01/21	5,000	5,558,250
Series G, 5.00%, 08/01/22	1,500	1,704,180
Series G, 5.00%, 08/01/23	3,000	3,473,940
Series G-1, 5.00%, 04/01/25 (Call 04/01/22)	2,500	2,813,625
Series G-1, 5.00%, 04/01/26 (Call 04/01/22)	3,635	4,086,176
Series H-1, 5.13%, 03/01/26 (Call 03/01/19)	10,000	10,435,200
Series I, 5.00%, 08/01/18	2,795	2,863,450
Series I, 5.00%, 08/01/21	1,850	2,056,552
Series I, 5.00%, 08/01/22	2,000	2,272,240
Series I, 5.00%, 08/01/27 (Call 08/01/22)	19,720	22,338,422
Series I, 5.00%, 03/01/30 (Call 03/01/24)	1,000	1,147,350
Series I-1, 5.00%, 08/01/18	215	220,265
Series I-1, 5.00%, 08/01/19	2,300	2,427,029
Series I-1, 5.38%, 04/01/36 (Call 04/01/19)	760	797,856
Series I-1, 5.38%, 04/01/36 (PR 04/01/19)	1,740	1,826,913
Series J, 5.00%, 08/01/18	1,000	1,024,490
Series J, 5.00%, 08/01/21	1,010	1,122,767
Series J, 5.00%, 08/01/22	1,500	1,704,180
Series J, 5.00%, 08/01/25 (Call 08/01/24)	2,000	2,353,160
Series J-1, 5.00%, 05/15/25 (Call 05/15/19)	275	288,118
Series J-1, 5.00%, 05/15/31 (Call 05/15/19)	1,410	1,476,016
Series J-1, 5.00%, 05/15/31 (PR 05/15/19)	90	94,426
Series L-1, 5.00%, 04/01/27 (Call 04/01/18)	1,080	1,093,068
Series L-1, 5.00%, 04/01/27 (PR 04/01/18)	120	121,452
City of New York NY GOL Series F-1, 5.00%, 06/01/36 (Call 06/01/25)	1,100	1,258,521
County of Nassau NY GOL Series B, 5.00%, 04/01/43 (Call 04/01/23)	3,000	3,333,690
Dutchess County Local Development Corp. RB 5.00%, 07/01/42 (Call 07/01/27)	750	874,695
Hudson Yards Infrastructure Corp. RB
5.75%, 02/15/47 (Call 02/15/21)	1,395	1,564,953
5.75%, 02/15/47 (PR 02/15/21)	2,105	2,370,546
Series A, 4.00%, 02/15/44 (Call 02/15/27)	7,200	7,626,024
Series A, 5.00%, 02/15/22	1,285	1,458,848
Series A, 5.00%, 02/15/23	1,000	1,162,920
Series A, 5.00%, 02/15/26	800	973,848
Series A, 5.00%, 02/15/27	1,000	1,225,420
Series A, 5.00%, 02/15/31 (Call 02/15/27)	1,150	1,365,131
Series A, 5.00%, 02/15/33 (Call 02/15/27)	5,000	5,890,750
Series A, 5.00%, 02/15/35 (Call 02/15/27)	1,600	1,870,880
Series A, 5.00%, 02/15/38 (Call 02/15/27)	3,000	3,486,870
Series A, 5.00%, 02/15/39 (Call 02/15/27)	800	928,432
Series A, 5.00%, 02/15/42 (Call 02/15/27)	2,300	2,667,241

315

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Series A, 5.00%, 02/15/45 (Call 02/15/27)	$3,400	$3,925,130
Series A, 5.00%, 02/15/47 (Call 02/15/21) (AGM)	1,000	1,083,060
Series A, 5.25%, 02/15/47 (Call 02/15/21)	1,250	1,365,425
Long Island Power Authority RB
Series 2015-B, 5.00%, 09/01/45 (Call 09/01/25)	1,000	1,116,710
Series A, 4.00%, 09/01/39 (Call 09/01/24) (AGM)	2,000	2,091,320
Series A, 5.00%, 09/01/37 (Call 09/01/22)	2,355	2,581,268
Series A, 5.00%, 09/01/44 (Call 09/01/24)	1,000	1,114,100
Series A, 5.50%, 04/01/22 (PR 04/01/19)	500	525,790
Series A, 5.50%, 05/01/33 (PR 05/01/19) (BHAC)	1,800	1,897,344
Series A, 5.75%, 04/01/39 (PR 04/01/19)	3,700	3,902,945
Series A, 6.00%, 05/01/33 (PR 05/01/19)	4,000	4,244,040
Series B, 5.00%, 09/01/29 (Call 09/01/22)	1,750	1,961,050
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	577,200
Series B, 5.75%, 04/01/25 (PR 04/01/19)	1,050	1,107,593
Series B, 5.75%, 04/01/33 (PR 04/01/19)	1,395	1,471,516
Metropolitan Transportation Authority RB
4.00%, 11/15/33 (Put 08/15/20)	1,000	1,055,480
5.00%, 11/15/24	5,500	6,498,690
5.00%, 11/15/25	2,000	2,394,960
5.00%, 11/15/26	3,000	3,619,290
5.00%, 11/15/28	3,310	4,062,562
5.00%, 11/15/29 (Call 11/15/25)	7,000	8,243,130
Series A, 0.00%, 11/15/30(a)	9,595	6,558,854
Series A, 5.00%, 11/15/18	250	258,583
Series A, 5.00%, 11/15/23 (Call 11/15/22)	1,500	1,720,845
Series A, 5.00%, 11/15/25 (Call 11/15/22)	1,000	1,145,200
Series A, 5.00%, 11/15/26 (Call 11/15/22)	1,535	1,755,533
Series A, 5.00%, 11/15/29 (Call 11/15/22)	3,000	3,427,980
Series A, 5.00%, 11/15/30 (Call 05/15/23)	1,110	1,259,561
Series A, 5.00%, 11/15/38 (Call 05/15/23)	3,050	3,431,067
Series A, 5.00%, 11/15/41 (PR 11/15/21)	500	550,260
Series A, 5.00%, 11/15/42 (Call 05/15/27)	5,000	5,808,350
Series A, 5.00%, 11/15/43 (Call 05/15/23)	8,580	9,577,940
Series A, 5.00%, 11/15/46 (Call 11/15/21)	1,500	1,647,795
Series A, 5.25%, 11/15/29 (Call 11/15/26)	5,000	6,154,750
Series A, 5.50%, 11/15/39 (PR 11/15/18)	600	623,640
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	2,000	2,285,220
Series A-1, 5.00%, 11/15/44 (Call 11/15/23)	7,425	8,353,051
Series A-1, 5.00%, 11/15/45 (Call 05/15/25)	2,000	2,275,160
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	1,500	1,706,805
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	2,200	2,554,442
Series B, 4.00%, 11/15/45 (Call 05/15/25)	2,000	2,090,400
Series B, 5.00%, 11/15/23	3,000	3,489,450
Series B, 5.00%, 11/15/34 (PR 11/15/19)	14,175	15,103,746
Series B, 5.00%, 11/15/38 (Call 05/15/23)	1,660	1,867,400
Series B, 5.25%, 11/15/23 (AMBAC)	210	247,829
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,182,220
Series B-1, 5.25%, 11/15/57 (Call 11/15/27)	1,000	1,182,810
Series B-2, 5.00%, 11/15/33 (Call 11/15/27)	7,000	8,342,250
Series B-2, 5.00%, 11/15/38 (Call 11/15/26)	3,745	4,367,232
Series C, 5.00%, 11/15/20	1,305	1,426,691
Series C, 5.00%, 11/15/30 (Call 11/15/22)	1,000	1,128,060
Series C, 5.00%, 11/15/41 (PR 11/15/22)	2,000	2,235,240
Series C, 6.25%, 11/15/23 (Call 11/15/18)	520	544,705
Series C, 6.25%, 11/15/23 (PR 11/15/18)	2,180	2,281,239
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	2,600	2,756,962
Series C-1, 5.00%, 11/15/23	2,000	2,324,860
Series C-1, 5.00%, 11/15/25	2,800	3,351,152
Series C-1, 5.00%, 11/15/27	4,000	4,877,560

Security	Par (000)	Value
New York (continued)
Series C-1, 5.00%, 11/15/56 (Call 11/15/26)	$4,370	$4,988,705
Series C-2B, 5.00%, 11/15/34 (Put 02/15/20)	1,750	1,870,453
Series D, 5.00%, 11/15/20	2,155	2,355,954
Series D, 5.00%, 11/15/21	1,000	1,118,960
Series D, 5.00%, 11/15/30 (Call 11/15/26)	1,500	1,772,580
Series D, 5.00%, 11/15/34 (PR 11/15/20)	1,695	1,859,212
Series D, 5.00%, 11/15/36 (PR 11/15/21)	6,500	7,312,825
Series D, 5.00%, 11/15/38 (Call 11/15/23)	2,250	2,556,360
Series D, 5.00%, 11/15/43 (Call 11/15/23)	6,000	6,760,440
Series D, 5.25%, 11/15/34 (PR 11/15/20)	280	309,134
Series D, 5.25%, 11/15/41 (PR 11/15/21)	1,000	1,114,290
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	5,100	5,817,621
Series E, 5.00%, 11/15/42 (Call 11/15/22)	2,650	2,960,394
Series E, 5.00%, 11/15/43 (Call 11/15/23)	3,050	3,436,557
Series F, 4.00%, 11/15/30 (Call 11/15/22)	765	807,129
Series F, 5.00%, 11/15/18	1,615	1,670,443
Series F, 5.00%, 11/15/19	1,285	1,367,150
Series F, 5.00%, 11/15/24 (Call 11/15/22)	1,080	1,232,431
Series F, 5.00%, 11/15/25 (Call 11/15/22)	5,400	6,156,648
Series F, 5.00%, 11/15/27 (Call 11/15/22)	10,000	11,386,100
Series F, 5.00%, 11/15/30 (Call 11/15/22)	6,750	7,648,222
MTA Hudson Rail Yards Trust Obligations RB
Series A, 5.00%, 11/15/46 (Call 11/15/19)	5,000	5,259,500
Series A, 5.00%, 11/15/51 (Call 11/15/21)	4,000	4,311,120
Series A, 5.00%, 11/15/56 (Call 11/15/23)	10,000	11,070,300
Nassau County Interim Finance Authority RB Series SER, 5.00%, 11/15/22	1,000	1,154,400
Nassau County Sewer & Storm Water Finance Authority RB Series A, 5.13%, 11/01/23 (PR 11/01/18) (BHAC)	520	537,654
New York City Educational Construction Fund RB Series A, 5.75%, 04/01/41 (Call 04/01/21)	600	669,342
New York City Industrial Development Agency RB
5.00%, 03/01/31 (Call 01/02/18) (FGIC)	290	292,024
5.00%, 03/01/46 (Call 01/02/18) (FGIC)	1,550	1,566,833
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/29 (Call 07/15/22) (SAW)	835	948,017
Series S-1, 4.00%, 07/15/40 (Call 01/15/26) (SAW)	5,700	6,048,555
Series S-1, 4.50%, 01/15/38 (Call 01/15/18) (SAW)	1,575	1,580,009
Series S-1, 5.00%, 07/15/24 (SAW)	750	886,178
Series S-1, 5.00%, 07/15/24 (Call 07/15/22) (SAW)	660	750,275
Series S-1, 5.00%, 07/15/29 (Call 07/15/27) (SAW)	2,000	2,421,080
Series S-1, 5.00%, 07/15/31 (Call 07/15/22) (SAW)	1,000	1,133,930
Series S-1, 5.00%, 07/15/33 (Call 07/15/22) (SAW)	2,075	2,346,057
Series S-1, 5.00%, 07/15/35 (Call 01/15/25) (SAW)	1,500	1,731,345
Series S-1, 5.00%, 07/15/35 (Call 07/15/27) (SAW)	2,500	2,944,550
Series S-1, 5.00%, 07/15/37 (Call 07/15/22) (SAW)	4,525	5,075,783
Series S-1, 5.00%, 07/15/40 (Call 01/15/25) (SAW)	6,730	7,744,413
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	5,000	5,750,250
Series S-1, 5.50%, 07/15/28 (Call 07/15/18) (SAW)	3,255	3,340,704
Series S-1A, 5.00%, 07/15/19 (ETM) (SAW)	175	184,555
Series S-1A, 5.00%, 07/15/33 (Call 07/15/21) (SAW)	1,000	1,103,330
Series S-1A, 5.25%, 07/15/37 (Call 07/15/21) (SAW)	1,500	1,676,340
Series S-2, 5.00%, 07/15/33 (Call 07/15/25) (SAW)	2,000	2,331,080
Series S-2, 5.00%, 07/15/35 (Call 07/15/25) (SAW)	1,500	1,746,060
Series S-2, 6.00%, 07/15/38 (Call 07/15/18) (SAW)	12,085	12,430,994
Series S-4, 5.50%, 01/15/39 (Call 01/15/19) (SAW)	5,550	5,788,539
Series S-5, 5.00%, 01/15/31 (Call 01/15/19) (SAW)	1,400	1,450,260

316

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 05/01/18	$2,500	$2,528,400
5.00%, 08/01/28 (Call 08/01/24)	2,350	2,756,996
5.00%, 08/01/31 (Call 08/01/25)	1,300	1,533,142
5.00%, 05/01/32 (Call 05/01/23)	4,500	5,121,855
5.00%, 05/01/32 (Call 05/01/26)	2,740	3,240,543
5.00%, 11/01/32 (Call 11/01/21)	1,125	1,258,448
5.00%, 02/01/33 (Call 02/01/25)	1,710	1,987,345
5.00%, 02/01/34 (Call 02/01/25)	1,000	1,158,640
5.00%, 05/01/34 (Call 05/01/26)	3,000	3,513,390
5.00%, 08/01/34 (Call 08/01/24)	2,500	2,886,050
5.00%, 02/01/35 (Call 02/01/25)	2,630	3,034,205
5.00%, 08/01/35 (Call 08/01/24)	2,000	2,306,200
5.00%, 08/01/37 (Call 08/01/25)	5,500	6,340,950
5.00%, 08/01/39 (Call 08/01/24)	3,300	3,781,239
5.00%, 05/01/40 (Call 05/01/26)	3,200	3,703,328
5.00%, 02/01/41 (Call 02/01/25)	13,050	14,845,680
5.50%, 11/01/27 (Call 11/01/20)	3,545	3,925,627
Series A, 5.00%, 11/01/20	1,000	1,093,240
Series A, 5.00%, 11/01/22 (Call 11/01/21)	1,000	1,119,430
Series A, 5.00%, 11/01/23 (Call 11/01/21)	1,000	1,119,030
Series A, 5.00%, 05/01/28 (Call 05/01/19)	940	984,988
Series A, 5.00%, 05/01/28 (PR 05/01/19)	770	806,852
Series A, 5.00%, 11/01/35 (Call 11/01/23)	1,000	1,144,780
Series A, 5.00%, 11/01/38 (Call 11/01/23)	3,500	3,990,140
Series A-1, 5.00%, 08/01/23	1,000	1,162,040
Series A-1, 5.00%, 08/01/29 (Call 08/01/24)	1,610	1,883,394
Series A-1, 5.00%, 05/01/36 (Call 05/01/19)	1,000	1,046,430
Series A-1, 5.00%, 05/01/38 (Call 05/01/19)	1,260	1,318,502
Series A-1, 5.00%, 08/01/38 (Call 08/01/24)	750	860,363
Series A-2, 5.00%, 08/01/35 (Call 08/01/27)	2,000	2,364,460
Series A-2, 5.00%, 08/01/36 (Call 08/01/27)	3,000	3,538,350
Series B, 5.00%, 11/01/18	3,085	3,188,841
Series B, 5.00%, 11/01/21 (Call 11/01/19)	2,795	2,974,495
Series B, 5.00%, 11/01/21 (PR 11/01/19)	5	5,316
Series B, 5.00%, 02/01/27 (Call 02/01/21)	1,985	2,178,478
Series B, 5.00%, 11/01/30 (Call 11/01/22)	1,000	1,143,600
Series B-1, 4.00%, 08/01/42 (Call 08/01/27)	1,150	1,228,844
Series B-1, 5.00%, 08/01/31 (Call 08/01/26)	3,500	4,162,305
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,191,540
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	2,000	2,336,400
Series B-1, 5.00%, 08/01/40 (Call 08/01/26)	2,000	2,322,800
Series B-1, 5.00%, 11/01/40 (Call 05/01/24)	2,000	2,260,180
Series B-1, 5.00%, 08/01/45 (Call 08/01/27)	2,500	2,909,625
Series C, 5.00%, 11/01/18	1,955	2,020,805
Series C, 5.00%, 11/01/20	5,960	6,515,710
Series C, 5.00%, 11/01/26 (Call 05/01/24)	1,020	1,202,498
Series C, 5.00%, 11/01/33 (Call 11/01/20)	6,270	6,821,070
Series C, 5.00%, 11/01/39 (Call 11/01/20)	1,525	1,653,603
Series D, 5.00%, 02/01/24 (Call 02/01/21)	1,250	1,373,050
Series D, 5.00%, 02/01/31 (Call 02/01/21)	2,500	2,746,925
Series D, 5.00%, 02/01/35 (Call 02/01/21)	5,645	6,162,477
Series E, 5.00%, 11/01/18	1,500	1,550,490
Series E-1, 4.00%, 02/01/44 (Call 02/01/27)	2,000	2,126,080
Series E-1, 5.00%, 02/01/25 (Call 02/01/22)	2,500	2,815,875
Series E-1, 5.00%, 02/01/31 (Call 02/01/26)	1,000	1,179,400
Series E-1, 5.00%, 02/01/33 (Call 02/01/27)	3,000	3,548,430
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	5,130	5,984,504
Series E-1, 5.00%, 02/01/35 (Call 02/01/22)	2,000	2,221,320

Security	Par (000)	Value
New York (continued)
Series E-1, 5.00%, 02/01/36 (Call 02/01/27)	$4,300	$5,036,633
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	7,825	9,144,921
Series E-1, 5.00%, 02/01/38 (Call 02/01/27)	9,275	10,823,276
Series E-1, 5.00%, 02/01/39 (Call 02/01/27)	6,805	7,929,050
Series E-1, 5.00%, 02/01/40 (Call 02/01/26)	2,625	3,026,966
Series E-1, 5.00%, 02/01/42 (Call 02/01/22)	5,685	6,280,731
Series E-1, 5.00%, 02/01/43 (Call 02/01/27)	5,000	5,799,750
Series F-1, 4.00%, 05/01/44 (Call 05/01/27)	1,000	1,064,530
Series F-1, 5.00%, 02/01/30 (Call 02/01/23)	2,000	2,269,520
Series F-1, 5.00%, 05/01/31 (Call 05/01/27)	5,000	5,981,850
Series F-1, 5.00%, 02/01/36 (Call 02/01/23)	1,400	1,577,016
Series F-1, 5.00%, 05/01/38 (Call 05/01/27)	5,000	5,854,550
Series F-1, 5.00%, 05/01/39 (Call 05/01/22)	2,500	2,790,275
Series F-1, 5.00%, 05/01/42 (Call 05/01/27)	3,200	3,729,728
Series I, 5.00%, 05/01/38 (Call 05/01/23)	1,000	1,128,410
Series I, 5.00%, 05/01/42 (Call 05/01/23)	8,420	9,496,665
New York City Trust for Cultural Resources RB 5.00%, 04/01/31 (PR 10/01/18)	2,000	2,061,340
New York City Water & Sewer System RB
5.00%, 06/15/21 (Call 06/15/18)	815	831,854
5.00%, 06/15/21 (PR 06/15/18)	185	188,687
5.00%, 06/15/26 (Call 06/15/21)	4,630	5,136,244
5.00%, 06/15/29 (Call 06/15/18)	1,255	1,280,953
5.00%, 06/15/29 (Call 12/15/19)	3,750	3,999,825
5.00%, 06/15/29 (PR 06/15/18)	205	209,086
5.00%, 06/15/31 (Call 06/15/21)	485	536,279
5.00%, 06/15/32 (Call 06/15/21)	2,015	2,225,870
5.00%, 06/15/39 (Call 06/15/25)	7,775	9,003,372
5.00%, 06/15/44 (Call 12/15/21)	2,000	2,221,380
5.00%, 06/15/46 (Call 06/15/23)	10,750	12,082,785
5.38%, 06/15/40 (Call 12/15/20)	1,005	1,111,751
5.38%, 06/15/43 (Call 12/15/20)	9,140	10,076,667
5.50%, 06/15/40 (Call 06/15/19)	10,000	10,582,600
5.50%, 06/15/43 (Call 12/15/20)	1,000	1,109,900
Series A, 5.75%, 06/15/40 (Call 06/15/18)	385	394,151
Series A, 5.75%, 06/15/40 (PR 06/15/18)	115	117,746
Series AA, 5.00%, 06/15/22 (PR 06/15/18)	1,400	1,427,902
Series AA, 5.00%, 06/15/44 (Call 06/15/21)	8,200	8,999,172
Series AA, 5.00%, 06/15/44 (Call 06/15/24)	2,000	2,257,100
Series BB, 4.00%, 06/15/47 (Call 12/15/22)	1,215	1,264,985
Series BB, 5.00%, 06/15/27 (Call 06/15/19)	1,000	1,050,890
Series BB, 5.00%, 06/15/31 (Call 06/15/20)	3,050	3,295,891
Series BB, 5.00%, 06/15/47 (Call 12/15/22)	11,260	12,532,155
Series BB-1, 5.00%, 06/15/46 (Call 06/15/27)	4,500	5,241,195
Series CC, 5.00%, 06/15/34 (Call 06/15/18)	3,700	3,774,925
Series CC, 5.00%, 06/15/45 (Call 12/15/21)	7,500	8,311,800
Series CC, 5.00%, 06/15/46 (Call 06/15/26)	3,700	4,265,323
Series CC, 5.00%, 06/15/47 (Call 06/15/23)	14,985	16,826,357
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	1,250	1,355,438
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	2,500	2,815,025
Series CC-1, 5.00%, 06/15/48 (Call 06/15/27)	2,500	2,914,025
Series CC-2, 5.00%, 06/15/23 (Call 12/15/21)	2,000	2,251,060
Series DD, 5.00%, 06/15/32 (Call 06/15/18)	900	918,225
Series DD, 5.00%, 06/15/35 (Call 06/15/23)	1,420	1,610,138
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	4,000	4,588,680
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	1,000	1,145,870
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	1,500	1,739,625
Series EE, 5.00%, 06/15/34 (Call 06/15/22)	1,250	1,409,913
Series EE, 5.00%, 06/15/36 (Call 06/15/24)	3,600	4,129,812
Series EE, 5.00%, 06/15/45 (Call 06/15/24)	8,790	9,908,791

317

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Series EE, 5.00%, 06/15/47 (Call 06/15/23)	$6,000	$6,737,280
Series EE, 5.25%, 06/15/40 (Call 06/15/19)	9,675	10,191,645
Series FF, 5.00%, 06/15/45 (Call 06/15/22)	1,000	1,108,260
Series FF-2, 5.00%, 06/15/40 (Call 06/15/19)	710	743,810
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	1,815	2,107,124
Series GG, 5.00%, 06/15/39 (Call 06/15/25)	5,780	6,693,182
Series GG, 5.00%, 06/15/43 (Call 06/15/21)	9,330	10,219,336
Series GG-1, 5.00%, 06/15/39 (Call 06/15/19)	6,160	6,456,234
Series GG-1, 5.25%, 06/15/32 (Call 06/15/19)	3,000	3,163,500
New York Convention Center Development Corp. RB
5.00%, 11/15/40 (Call 11/15/25)	1,500	1,706,160
5.00%, 11/15/45 (Call 11/15/25)	1,000	1,129,900
Series A, 0.00%, 11/15/47(a)	2,500	797,950
Series A, 0.00%, 11/15/55(a)	2,500	550,025
Series A, 5.00%, 11/15/46 (Call 11/15/26)	1,500	1,728,780
New York Liberty Development Corp. RB
5.00%, 12/15/41 (Call 12/15/21) (GOI)	5,040	5,571,166
5.25%, 12/15/43 (Call 12/15/21) (GOI)	100	111,702
5.75%, 11/15/51 (Call 11/15/21)	1,750	1,985,042
New York Local Government Assistance Corp. RB
Series A, 5.00%, 04/01/18	1,090	1,103,483
Series A, 5.00%, 04/01/20 (Call 04/01/18)	225	227,842
New York Municipal Bond Bank Agency RB 4.00%, 12/01/17 (SAW)	2,030	2,030,000
New York Power Authority (The) RB
Series A, 5.00%, 11/15/22 (GOI)	1,000	1,150,300
Series A, 5.00%, 11/15/38 (Call 11/15/21) (GOI)	1,000	1,104,100
Series C, 5.00%, 11/15/18 (Call 01/02/18) (NPFGC)	500	501,420
New York State Dormitory Authority RB
4.00%, 05/15/20	1,350	1,428,111
5.00%, 03/15/18	7,240	7,317,685
5.00%, 07/01/22 (Call 07/01/18)	2,000	2,043,280
5.00%, 03/15/25	3,000	3,602,370
5.00%, 03/15/33 (Call 03/15/24)	5,000	5,781,950
5.00%, 02/15/35 (Call 02/15/20)	15	15,969
5.50%, 05/01/37 (PR 05/01/19)	850	896,580
5.75%, 05/01/37 (PR 05/01/19)	435	460,347
Series 1, 5.50%, 07/01/40 (AMBAC)	530	719,374
Series 2014, 5.00%, 02/15/20	4,000	4,288,800
Series 2015-B, 5.00%, 03/15/31 (Call 09/15/25)	5,000	5,894,150
Series 2015-B, 5.00%, 03/15/34 (Call 09/15/25)	4,635	5,410,296
Series A, 4.00%, 05/15/18	2,000	2,024,520
Series A, 5.00%, 05/15/18	1,080	1,098,047
Series A, 5.00%, 03/15/20	1,000	1,075,590
Series A, 5.00%, 05/15/20	3,000	3,245,310
Series A, 5.00%, 12/15/20	5,200	5,706,376
Series A, 5.00%, 02/15/21	4,000	4,406,360
Series A, 5.00%, 12/15/21	1,500	1,686,420
Series A, 5.00%, 03/15/22	4,300	4,863,408
Series A, 5.00%, 03/15/23	3,000	3,461,820
Series A, 5.00%, 02/15/24	3,000	3,523,950
Series A, 5.00%, 05/15/25 (Call 05/15/22)	1,000	1,127,040
Series A, 5.00%, 12/15/25 (Call 12/15/22)	3,000	3,444,150
Series A, 5.00%, 02/15/26	3,000	3,631,830
Series A, 5.00%, 02/15/26 (Call 02/15/24)	2,000	2,342,940
Series A, 5.00%, 12/15/26 (Call 12/15/22)	16,565	19,000,386
Series A, 5.00%, 02/15/27 (Call 02/15/24)	1,500	1,752,450
Series A, 5.00%, 03/15/27 (Call 09/15/26)	5,400	6,615,594
Series A, 5.00%, 03/15/27 (PR 03/15/18)	6,000	6,063,720
Series A, 5.00%, 03/15/28 (Call 03/15/24)	2,000	2,347,260

Security	Par (000)	Value
New York (continued)
Series A, 5.00%, 03/15/28 (PR 03/15/19)	$8,000	$8,348,400
Series A, 5.00%, 03/15/29 (Call 03/15/24)	2,000	2,336,980
Series A, 5.00%, 03/15/30 (Call 03/15/25)	2,700	3,168,261
Series A, 5.00%, 03/15/31 (Call 03/15/24)	4,000	4,645,880
Series A, 5.00%, 06/15/31 (Call 12/15/22)	6,465	7,358,851
Series A, 5.00%, 03/15/34 (Call 03/15/27)	2,000	2,378,920
Series A, 5.00%, 03/15/35 (Call 03/15/25)	1,000	1,153,920
Series A, 5.00%, 02/15/36 (Call 02/15/27)	1,500	1,759,245
Series A, 5.00%, 07/01/37 (Call 07/01/22)	1,250	1,387,430
Series A, 5.00%, 02/15/38 (Call 02/15/27)	3,000	3,505,260
Series A, 5.00%, 03/15/38 (Call 03/15/23)	3,395	3,806,949
Series A, 5.00%, 03/15/38 (Call 03/15/27)	1,500	1,765,320
Series A, 5.00%, 02/15/39 (Call 02/15/19)	225	233,048
Series A, 5.00%, 02/15/39 (PR 02/15/19)	3,600	3,744,504
Series A, 5.00%, 07/01/39 (PR 07/01/19)	2,070	2,178,675
Series A, 5.00%, 02/15/40 (Call 08/15/26)	3,000	3,478,590
Series A, 5.00%, 02/15/41 (Call 08/15/26)	1,920	2,224,704
Series A, 5.00%, 07/01/41 (Call 07/01/21)	500	546,250
Series A, 5.00%, 03/15/42 (Call 03/15/27)	2,500	2,928,825
Series A, 5.00%, 07/01/42 (Call 07/01/22)	1,000	1,112,000
Series A, 5.00%, 02/15/43 (Call 02/15/23)	3,500	3,913,000
Series A, 5.00%, 03/15/43 (Call 03/15/27)	11,000	12,877,040
Series A, 5.00%, 03/15/44 (Call 03/15/24)	11,170	12,713,694
Series A, 5.25%, 05/15/21	1,000	1,099,860
Series A, 5.50%, 07/01/18 (NPFGC-FGIC)	415	425,433
Series A, 5.75%, 07/01/27 (NPFGC)	500	610,810
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	1,000	1,164,750
Series B, 5.00%, 03/15/19	1,020	1,064,951
Series B, 5.00%, 03/15/21	1,500	1,656,240
Series B, 5.00%, 02/15/23	5,000	5,760,800
Series B, 5.00%, 02/15/25	1,000	1,194,220
Series B, 5.00%, 02/15/26	3,000	3,631,830
Series B, 5.00%, 03/15/28 (PR 03/15/19)	780	813,969
Series B, 5.00%, 02/15/31 (Call 02/15/25)	8,995	10,506,250
Series B, 5.00%, 02/15/32 (Call 08/15/27)	1,200	1,437,444
Series B, 5.00%, 02/15/34 (Call 02/15/25)	6,120	7,073,863
Series B, 5.00%, 02/15/34 (Call 08/15/27)	2,500	2,968,825
Series B, 5.00%, 03/15/35 (Call 03/15/22)	1,500	1,670,640
Series B, 5.00%, 02/15/37 (Call 08/15/27)	3,765	4,435,998
Series B, 5.00%, 02/15/38 (Call 02/15/25)	1,000	1,143,870
Series B, 5.00%, 02/15/38 (Call 08/15/27)	2,000	2,352,740
Series B, 5.00%, 02/15/41 (Call 02/15/25)	3,040	3,466,725
Series B, 5.00%, 03/15/42 (Call 03/15/22)	6,500	7,197,320
Series B, 5.00%, 07/01/45 (Call 07/01/25)	2,000	2,254,760
Series B, 5.50%, 03/15/26 (AMBAC)	845	1,055,735
Series B, 5.50%, 03/15/27 (AMBAC)	3,375	4,272,784
Series C, 5.00%, 03/15/19 (PR 03/15/18)	4,200	4,244,604
Series C, 5.00%, 03/15/20 (PR 03/15/18)	23,000	23,244,260
Series C, 5.00%, 03/15/22	1,000	1,130,360
Series C, 5.00%, 03/15/24 (PR 03/15/18)	280	282,974
Series C, 5.00%, 03/15/31 (Call 03/15/24)	1,000	1,158,290
Series C, 5.00%, 03/15/33 (Call 03/15/24)	1,000	1,154,490
Series C, 5.00%, 03/15/34 (Call 03/15/21)	1,375	1,510,823
Series C, 5.00%, 03/15/35 (Call 03/15/24)	5,390	6,202,327
Series C, 5.00%, 03/15/37 (Call 03/15/24)	2,000	2,276,400
Series C, 5.00%, 03/15/38 (Call 03/15/24)	1,000	1,136,960
Series C, 5.00%, 03/15/41 (Call 03/15/21)	7,510	8,189,204
Series C, 5.00%, 03/15/44 (Call 03/15/24)	10,000	11,277,000
Series D, 5.00%, 06/15/18	755	770,206
Series D, 5.00%, 06/15/18 (ETM)	865	882,239

318

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Series D, 5.00%, 02/15/19	$2,700	$2,811,969
Series D, 5.00%, 02/15/22	1,535	1,731,342
Series D, 5.00%, 02/15/23	2,000	2,304,320
Series D, 5.00%, 02/15/24	2,000	2,349,300
Series D, 5.00%, 02/15/28 (Call 08/15/26)	1,500	1,810,980
Series D, 5.00%, 02/15/37 (Call 02/15/22)	1,800	1,997,892
Series E, 4.00%, 02/15/34 (Call 02/15/25)	1,445	1,541,728
Series E, 5.00%, 02/15/23	1,000	1,152,160
Series E, 5.00%, 02/15/24	1,095	1,286,242
Series E, 5.00%, 03/15/31 (Call 09/15/25)	6,895	8,138,720
Series E, 5.00%, 02/15/35 (PR 02/15/20)	985	1,056,826
New York State Environmental Facilities Corp. RB
4.00%, 06/15/46 (Call 06/15/26)	2,500	2,646,350
5.00%, 06/15/28 (Call 06/15/21)	1,400	1,555,106
5.00%, 06/15/41 (Call 06/15/26)	2,050	2,393,498
Series A, 5.00%, 06/15/19	2,000	2,107,400
Series A, 5.00%, 06/15/22	1,020	1,164,259
Series A, 5.00%, 06/15/23 (Call 06/15/22)	1,170	1,332,185
Series A, 5.00%, 06/15/24 (Call 06/15/22)	750	853,613
Series A, 5.00%, 06/15/42 (Call 06/15/27)	2,500	2,941,250
Series B, 5.00%, 06/15/31 (Call 06/15/21)	2,295	2,543,457
Series B, 5.00%, 06/15/37 (Call 06/15/18)	10	10,200
Series B, 5.00%, 06/15/41 (Call 06/15/21)	2,000	2,199,940
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A, 5.00%, 04/01/21	500	553,795
Series A, 5.00%, 04/01/22	1,610	1,827,720
Series A, 5.00%, 04/01/30 (Call 04/01/22)	500	565,610
Series A-1, 5.00%, 04/01/31 (Call 04/01/21)	2,000	2,205,600
Series B, 5.00%, 04/01/19 (Call 10/01/18)	480	494,194
Series B, 5.00%, 04/01/19 (PR 10/01/18)	150	154,475
Series B, 5.00%, 04/01/20 (Call 10/01/18)	230	236,994
Series B, 5.00%, 04/01/20 (PR 10/01/18)	190	195,668
New York State Thruway Authority RB
5.00%, 04/01/18	805	815,006
5.00%, 04/01/19	550	575,597
5.00%, 01/01/29 (Call 01/01/25)	2,000	2,333,640
5.00%, 01/01/32 (Call 01/01/25)	5,365	6,169,643
Series A, 4.00%, 01/01/56 (Call 01/01/26)	1,000	1,029,210
Series A, 5.00%, 05/01/19 (AGM)	1,230	1,287,995
Series A, 5.00%, 05/01/19	20,180	21,111,105
Series A, 5.00%, 03/15/21 (Call 09/15/20)	1,000	1,090,650
Series A, 5.00%, 03/15/26 (Call 09/15/21)	2,785	3,108,144
Series A, 5.00%, 03/15/32 (Call 09/15/21)	2,000	2,229,740
Series A, 5.00%, 01/01/46 (Call 01/01/26)	4,000	4,551,400
Series A, 5.00%, 01/01/51 (Call 01/01/26)	5,000	5,620,750
Series A, 5.25%, 01/01/56 (Call 01/01/26)	2,480	2,875,535
Series B, 5.50%, 04/01/20 (AMBAC)	620	675,106
Series C, 5.25%, 03/15/19	2,000	2,094,460
Series H, 5.00%, 01/01/20 (Call 01/02/18) (NPFGC)	3,210	3,218,795
Series H, 5.00%, 01/01/21 (Call 01/02/18) (NPFGC)	4,590	4,602,531
Series H, 5.00%, 01/01/22 (Call 01/02/18) (NPFGC-FGIC)	1,280	1,283,482
Series H, 5.00%, 01/01/23 (Call 01/02/18) (NPFGC-FGIC)	720	721,951
Series I, 5.00%, 01/01/28 (Call 01/01/22)	12,000	13,401,960
Series I, 5.00%, 01/01/37 (Call 01/01/22)	1,000	1,105,670
Series I, 5.00%, 01/01/42 (Call 01/01/22)	2,000	2,206,420
Series J, 5.00%, 01/01/26 (Call 01/01/24)	2,560	2,992,461
Series J, 5.00%, 01/01/41 (Call 01/01/24)	2,000	2,201,920

Security	Par (000)	Value
New York (continued)
New York State Urban Development Corp. RB
5.00%, 12/15/17	$3,890	$3,894,629
5.00%, 12/15/17 (ETM)	675	675,810
5.00%, 12/15/18	265	275,171
5.00%, 12/15/18 (ETM)	85	88,165
5.00%, 03/15/23	3,000	3,461,820
5.00%, 03/15/27 (Call 03/15/24)	1,000	1,170,410
5.00%, 03/15/28 (Call 03/15/19)	30	31,268
5.00%, 03/15/28 (PR 03/15/19)	220	229,438
5.00%, 03/15/29 (Call 03/15/24)	2,000	2,328,020
5.00%, 03/15/30 (Call 03/15/23)	1,000	1,143,670
5.00%, 03/15/34 (Call 03/15/24)	2,300	2,650,980
5.50%, 03/15/20 (NPFGC)	1,560	1,694,207
5.50%, 03/15/24 (NPFGC)	1,090	1,314,082
Series A, 5.00%, 03/15/19	2,000	2,088,140
Series A, 5.00%, 03/15/20	4,050	4,353,304
Series A, 5.00%, 03/15/21	2,000	2,208,320
Series A, 5.00%, 03/15/22	2,000	2,260,720
Series A, 5.00%, 03/15/23	10,085	11,637,485
Series A, 5.00%, 03/15/25	5,000	5,977,800
Series A, 5.00%, 03/15/26	1,000	1,211,720
Series A, 5.00%, 03/15/27 (Call 03/15/26)	2,500	3,012,475
Series A, 5.00%, 03/15/30 (Call 03/15/27)	10,000	12,022,100
Series A, 5.00%, 03/15/31 (Call 03/15/21)	1,000	1,098,780
Series A, 5.00%, 03/15/31 (Call 03/15/26)	2,000	2,358,720
Series A, 5.00%, 03/15/32 (Call 09/15/25)	1,000	1,175,730
Series A, 5.00%, 03/15/32 (Call 03/15/27)	2,000	2,380,740
Series A, 5.00%, 03/15/33 (Call 03/15/27)	5,000	5,929,250
Series A, 5.00%, 03/15/35 (Call 09/15/25)	1,525	1,774,246
Series A, 5.00%, 03/15/35 (Call 03/15/27)	5,000	5,884,400
Series A-1, 5.00%, 03/15/27 (Call 03/15/23)	3,725	4,282,260
Series A-1, 5.00%, 03/15/28 (Call 03/15/23)	2,020	2,318,920
Series A-1, 5.00%, 03/15/43 (Call 03/15/23)	4,000	4,479,040
Series A-2, 5.50%, 03/15/22	1,500	1,726,275
Series B, 5.25%, 01/01/24 (Call 07/01/18)	250	255,623
Series B-1, 5.00%, 03/15/36 (PR 03/15/19)	2,000	2,085,800
Series C, 5.00%, 03/15/19	10,300	10,753,921
Series C, 5.00%, 03/15/20	1,500	1,612,335
Series C, 5.00%, 03/15/21	2,000	2,208,320
Series C, 5.00%, 12/15/21 (Call 12/15/19)	2,000	2,134,080
Series D, 5.00%, 03/15/21	5,000	5,520,800
Series D, 5.00%, 03/15/22	2,000	2,260,720
Series D, 5.25%, 01/01/20 (Call 01/01/19)	1,000	1,040,810
Series D, 5.25%, 01/01/21 (Call 01/01/19)	500	520,300
Series D, 5.50%, 01/01/19	1,515	1,580,024
Series D, 5.63%, 01/01/28 (Call 01/01/19)	1,245	1,299,680
Series E, 5.00%, 03/15/20	1,200	1,289,868
Series E, 5.00%, 03/15/21	2,370	2,616,859
Series E, 5.00%, 03/15/24 (Call 03/15/23)	2,000	2,315,500
Port Authority of New York & New Jersey RB
4.00%, 12/01/31 (Call 06/01/22) (GOI)	2,000	2,154,060
4.00%, 12/15/41 (Call 06/15/24)	1,000	1,046,200
4.50%, 09/15/39 (Call 09/15/19) (GOI)	750	782,213
4.75%, 07/15/31 (Call 07/15/18) (GOI)	1,870	1,908,485
4.75%, 07/15/33 (Call 07/15/18)	285	290,617
5.00%, 07/15/33 (Call 01/15/21)	2,250	2,456,302
5.00%, 07/15/35 (Call 07/15/20)	730	787,429
5.00%, 09/01/36 (Call 09/01/24) (GOI)	4,770	5,467,231
5.00%, 09/15/36 (Call 09/15/19) (GOI)	2,500	2,640,400
5.00%, 07/15/38 (Call 07/15/18)	125	127,840

319

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
5.00%, 09/01/39 (Call 09/01/24)	$1,915	$2,191,086
5.00%, 10/15/39 (Call 10/15/19)	1,000	1,056,860
5.00%, 01/15/41 (Call 01/15/21) (GOI)	4,390	4,778,647
5.00%, 04/15/57 (Call 04/15/27)	3,000	3,446,940
Series 163, 5.00%, 07/15/32 (Call 07/15/20) (GOI)	1,275	1,377,676
Series 179, 5.00%, 12/01/18	2,035	2,108,952
Series 179, 5.00%, 12/01/22	1,500	1,724,295
Series 179, 5.00%, 06/01/33 (Call 12/01/23)	1,000	1,152,130
Series 179, 5.00%, 12/01/38 (Call 12/01/23)	6,615	7,577,482
Series 179, 5.00%, 12/01/43 (Call 12/01/23)	2,500	2,848,750
Series 189, 5.00%, 05/01/27 (Call 05/01/25)	1,200	1,425,804
Series 189, 5.00%, 05/01/45 (Call 05/01/25)	2,000	2,305,500
Series 194, 4.00%, 10/15/45 (Call 10/15/25)	1,000	1,053,780
Series 194, 5.00%, 10/15/28 (Call 10/15/25)	2,000	2,392,740
Series 194, 5.00%, 10/15/32 (Call 10/15/25)	1,400	1,656,102
Series 194, 5.00%, 10/15/33 (Call 10/15/25)	3,000	3,532,350
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	6,000	6,985,560
Series 194, 5.25%, 10/15/55 (Call 10/15/25)	1,000	1,153,510
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	5,250	6,113,310
Series 205, 5.00%, 11/15/42 (Call 11/15/27)	5,715	6,740,100
Series 205, 5.00%, 11/15/47 (Call 11/15/27)	1,000	1,171,830
Series 205, 5.00%, 05/15/57 (Call 11/15/27)	2,000	2,313,820
Series 5, 5.38%, 03/01/28 (GOI)	2,150	2,600,403
Third Series, 5.00%, 07/15/39 (Call 07/15/20)	6,990	7,515,788
Third Series, 6.13%, 06/01/94 (Call 06/01/24)	500	614,380
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/18	3,800	3,924,678
Series A, 5.00%, 10/15/20	2,500	2,736,225
Series A, 5.00%, 10/15/25 (Call 10/15/24)	2,000	2,402,880
Series A, 5.00%, 10/15/28 (Call 10/15/24)	5,000	5,943,350
Series A, 5.00%, 10/15/30 (Call 10/15/24)	11,250	13,325,062
State of New York GO Series A, 5.00%, 02/15/39 (Call 02/15/19)	1,045	1,084,783
Suffolk County Water Authority RB 4.00%, 06/01/31 (Call 06/01/25)	1,000	1,091,890
Triborough Bridge & Tunnel Authority RB
5.50%, 11/15/21 (NPFGC)	5,000	5,701,800
Series A, 0.00%, 11/15/30(a)	5,000	3,370,200
Series A, 0.00%, 11/15/31(a)	2,000	1,302,260
Series A, 0.00%, 11/15/32(a)	1,800	1,119,924
Series A, 5.00%, 11/15/22	3,360	3,846,158
Series A, 5.00%, 01/01/23 (PR 01/01/22)	810	916,507
Series A, 5.00%, 01/01/25 (PR 01/01/22)	1,000	1,131,490
Series A, 5.00%, 01/01/26 (PR 01/01/22)	685	775,071
Series A, 5.00%, 11/15/26 (Call 05/15/23)	2,000	2,310,420
Series A, 5.00%, 01/01/27 (PR 01/01/22)	1,070	1,210,694
Series A, 5.00%, 11/15/27 (Call 05/15/23)	1,000	1,154,090
Series A, 5.00%, 11/15/37 (PR 05/15/18) (GOI)	3,450	3,508,098
Series A, 5.00%, 11/15/42 (Call 05/15/27)	1,000	1,167,930
Series A, 5.00%, 11/15/46 (Call 05/15/26)	3,900	4,500,171
Series A, 5.00%, 11/15/47 (Call 05/15/27)	9,125	10,616,481
Series B, 0.00%, 11/15/32(a)	4,745	2,969,658
Series B, 5.00%, 11/15/18	1,000	1,035,100
Series B, 5.00%, 11/15/19	3,000	3,195,360
Series B, 5.00%, 11/15/20	5,135	5,629,397
Series B, 5.00%, 11/15/21	30	33,715
Series B, 5.00%, 11/15/24 (Call 11/15/22)	1,000	1,145,710
Series B, 5.00%, 11/15/26 (Call 11/15/22)	1,355	1,549,673
Series B, 5.00%, 11/15/27 (Call 11/15/22)	1,600	1,829,072
Series B, 5.00%, 11/15/31 (Call 05/15/27)	1,000	1,198,950

Security	Par (000)	Value
New York (continued)
Series B, 5.00%, 11/15/35 (Call 05/15/27)	$2,000	$2,361,180
Series B, 5.00%, 11/15/37 (Call 05/15/27)	2,000	2,350,280
Series B, 5.00%, 11/15/38 (Call 05/15/27)	1,360	1,595,742
Series C, 5.00%, 11/15/25	3,000	3,626,370
Series C, 5.00%, 11/15/33 (Call 11/15/18)	390	404,102
Series C, 5.00%, 11/15/33 (PR 11/15/18)	630	652,170
Series C, 5.00%, 11/15/38 (Call 11/15/18)	300	310,125
Series C, 5.00%, 11/15/38 (PR 11/15/18)	475	491,715
Series D, 5.00%, 11/15/27 (Call 11/15/18)	960	992,582
Series D, 5.00%, 11/15/27 (PR 11/15/18)	1,540	1,594,193
Series D, 5.00%, 11/15/31 (Call 11/15/18)	1,150	1,187,490
Series D, 5.00%, 11/15/31 (PR 11/15/18)	1,850	1,915,102
Utility Debt Securitization Authority RB
5.00%, 12/15/33 (Call 12/15/25)	10,640	12,735,442
5.00%, 12/15/36 (Call 12/15/25)	5,250	6,271,177
5.00%, 12/15/37 (Call 12/15/25)	7,780	9,199,539
5.00%, 12/15/39 (Call 12/15/27)	1,300	1,558,661
Series A, 5.00%, 06/15/28 (Call 06/15/26)	2,000	2,440,340
Series B, 5.00%, 06/15/23 (Call 06/15/21)	1,600	1,781,920
Series B, 5.00%, 12/15/33 (Call 06/15/26)	450	536,702
Series TE, 5.00%, 12/15/30 (Call 12/15/23)	6,500	7,602,595
Series TE, 5.00%, 12/15/35 (Call 12/15/23)	3,000	3,450,000
Series TE, 5.00%, 12/15/41 (Call 12/15/23)	6,585	7,532,911

		1,964,780,341
North Carolina — 1.7%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/38 (Call 07/01/18)	2,000	2,042,360
Series B, 5.00%, 07/01/38 (Call 07/01/20)	1,000	1,082,780
County of Mecklenburg NC GO Series C, 5.00%, 03/01/18	1,000	1,009,140
County of Wake NC GO
5.00%, 03/01/19	1,000	1,043,250
5.00%, 02/01/20	1,500	1,608,735
Series C, 5.00%, 03/01/20	2,785	2,994,543
Series C, 5.00%, 03/01/21	2,100	2,322,516
Series C, 5.00%, 03/01/25	1,600	1,929,248
North Carolina Capital Facilities Finance Agency RB
5.00%, 10/01/41 (Call 10/01/25)	1,000	1,156,640
5.00%, 10/01/55 (Call 10/01/25)	4,500	5,130,090
Series B, 5.00%, 07/01/42 (Call 10/01/26)	2,000	2,353,840
North Carolina Eastern Municipal Power Agency RB
Series A, 4.50%, 01/01/24 (PR 01/01/22)	500	542,630
Series A, 5.00%, 01/01/21 (ETM)	3,165	3,476,594
Series B, 5.00%, 01/01/21 (ETM)	4,090	4,492,660
Series B, 5.00%, 01/01/26 (PR 01/01/19)	10,605	10,984,129
Series B, 6.00%, 01/01/22 (ETM)	390	454,409
Series D, 5.00%, 01/01/23 (PR 07/01/22)	5,000	5,704,300
North Carolina Municipal Power Agency No. 1 RB
5.00%, 01/01/18	2,595	2,602,266
5.00%, 01/01/18 (ETM)	905	907,561
5.00%, 01/01/19	1,670	1,732,074
5.00%, 01/01/19 (ETM)	625	647,688
Series A, 5.00%, 01/01/27 (Call 01/01/26)	1,000	1,189,810
North Carolina Turnpike Authority RB 5.00%, 07/01/41 (Call 07/01/21)	1,500	1,638,750
Raleigh Durham Airport Authority RB Series A, 5.00%, 05/01/32 (Call 05/01/20)	630	672,525
State of North Carolina GO
Series 2013-D, 4.00%, 06/01/20	5,670	6,001,071
Series A, 5.00%, 03/01/18	940	948,573
Series A, 5.00%, 06/01/22	9,000	10,258,200

320

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
North Carolina (continued)
Series A, 5.00%, 06/01/23	$2,500	$2,912,275
Series A, 5.00%, 06/01/25	3,800	4,601,268
Series A, 5.00%, 06/01/27 (Call 06/01/26)	7,000	8,620,290
Series B, 5.00%, 06/01/18	1,000	1,018,420
Series B, 5.00%, 06/01/19	1,000	1,050,980
Series C, 4.00%, 05/01/20	1,500	1,585,065
Series C, 4.00%, 05/01/21	1,000	1,077,220
Series C, 5.00%, 05/01/19	1,000	1,048,440
Series C, 5.00%, 05/01/20	3,160	3,413,558
Series C, 5.00%, 05/01/22	3,800	4,323,450
Series E, 5.00%, 05/01/18	1,000	1,015,340
Series E, 5.00%, 05/01/19	2,450	2,568,678
State of North Carolina RB
5.00%, 03/01/18	500	504,435
5.00%, 03/01/20	2,000	2,144,520
5.00%, 03/01/21	2,500	2,750,750
5.00%, 03/01/22	2,500	2,812,150
5.00%, 03/01/24	2,000	2,333,760
5.00%, 03/01/30 (Call 03/01/25)	2,000	2,329,240
5.25%, 03/01/20 (PR 03/01/19)	1,120	1,170,310
Series A, 5.00%, 05/01/29 (PR 05/01/20) (SAP)	1,500	1,617,405
Series B, 5.00%, 11/01/18	1,000	1,033,380
Series B, 5.00%, 11/01/20	1,150	1,258,250
Series B, 5.00%, 11/01/23 (Call 11/01/21)	795	891,863
Series B, 5.00%, 05/01/25	6,000	7,206,120
Series B, 5.00%, 06/01/26	1,000	1,220,990
Series B, 5.00%, 05/01/27	2,000	2,465,880
Series B, 5.00%, 05/01/28 (Call 05/01/27)	5,000	6,126,650
Series C, 5.00%, 05/01/27 (Call 05/01/24)	1,500	1,745,835
Series C, 5.00%, 05/01/30 (PR 05/01/21)	1,000	1,109,520
Town of Cary NC Combined Utility Systems Revenue RB 5.00%, 12/01/42 (Call 12/01/22)	1,000	1,130,160
University of North Carolina at Chapel Hill RB 5.00%, 12/01/36 (PR 12/01/17)	1,180	1,180,000

		149,192,584
Ohio — 0.7%
American Municipal Power Inc. RB
5.00%, 02/15/38 (Call 02/15/18)	60	60,439
5.00%, 02/15/38 (PR 02/15/18)	940	946,881
5.25%, 02/15/28 (Call 02/15/18)	55	55,430
5.25%, 02/15/28 (PR 02/15/18)	945	952,380
Cincinnati City School District GO
5.25%, 12/01/25 (NPFGC-FGIC)	20	24,350
5.25%, 12/01/30 (NPFGC-FGIC)	1,000	1,264,040
City of Columbus OH GO
Series 1, 5.00%, 07/01/20	1,000	1,084,370
Series 1, 5.00%, 07/01/21	1,000	1,112,870
Series 2017-1, 5.00%, 04/01/24	1,570	1,860,670
City of Columbus OH Sewerage Revenue RB
5.00%, 06/01/28 (Call 12/01/24)	2,000	2,388,240
5.00%, 06/01/32 (Call 06/01/26)	2,525	3,005,255
Series A, 5.00%, 06/01/27 (PR 12/01/17)	1,500	1,500,000
Series A, 5.00%, 06/01/31 (PR 12/01/17)	20	20,000
County of Hamilton OH Sales Tax Revenue RB Series A, 5.00%, 12/01/30 (Call 12/01/26)	1,000	1,186,040
Northeast Ohio Regional Sewer District RB 4.00%, 11/15/49 (Call 11/15/24)	8,560	8,880,658

Security	Par (000)	Value
Ohio (continued)
Ohio State University (The) RB
Series A, 4.00%, 06/01/43 (Call 06/01/23)	$1,000	$1,042,560
Series A, 5.00%, 06/01/38 (Call 06/01/23)	1,100	1,238,490
Series A, 5.00%, 06/01/43 (Call 06/01/23)	2,000	2,242,000
Ohio Turnpike & Infrastructure Commission RB
0.00%, 02/15/34 (Call 02/15/31)(a)	2,145	2,075,995
5.00%, 02/15/48 (Call 02/15/23)	4,500	4,927,680
5.25%, 02/15/33 (Call 02/15/23)	1,000	1,147,920
Series A, 5.00%, 02/15/31 (PR 02/15/20)	1,500	1,609,650
Series A-2, 0.00%, 02/15/37(a)	6,880	3,403,536
Series A-2, 0.00%, 02/15/40(a)	2,500	1,095,925
Ohio University RB Series A, 5.00%, 12/01/44 (Call 06/01/27)	2,000	2,310,400
Ohio Water Development Authority Water Pollution Control Loan Fund RB Series A, 5.00%, 12/01/21 (PR 12/01/19)	1,000	1,066,390
State of Ohio GO
5.38%, 09/01/28 (PR 03/01/18)	1,970	1,989,310
Series A, 5.00%, 09/15/21	1,200	1,340,640
Series A, 5.00%, 09/15/22	2,055	2,347,776
Series A, 5.00%, 12/15/23	2,500	2,930,275
Series A, 5.00%, 09/15/24	2,500	2,968,050
Series A, 5.00%, 09/01/25	2,800	3,375,092
Series C, 5.00%, 09/15/21	1,500	1,675,800
Series U, 5.00%, 05/01/27	2,000	2,463,980

		65,593,092
Oklahoma — 0.3%
Grand River Dam Authority RB
Series A, 5.00%, 06/01/27 (PR 06/01/18) (BHAC)	1,515	1,542,376
Series A, 5.00%, 06/01/29 (Call 12/01/26)	5,365	6,439,073
Series A, 5.00%, 06/01/39 (Call 06/01/24)	2,000	2,291,440
Series A, 5.25%, 06/01/40 (PR 06/01/20)	500	543,380
Oklahoma Municipal Power Authority RB Series A, 4.00%, 01/01/47 (Call 01/01/23)	2,025	2,075,463
Oklahoma Turnpike Authority RB
Series A, 4.00%, 01/01/47 (Call 01/01/26)	2,000	2,115,940
Series A, 5.00%, 01/01/19	1,000	1,037,500
Series A, 5.00%, 01/01/20	3,500	3,735,935
Series A, 5.00%, 01/01/22 (Call 01/01/21)	1,000	1,096,240
Series A, 5.00%, 01/01/42 (Call 01/01/26)	2,000	2,288,000
Series B, 5.00%, 01/01/29 (Call 01/01/21)	500	546,550
University of Oklahoma (The) RB Series C, 4.00%, 07/01/45 (Call 07/01/25)	2,000	2,086,300

		25,798,197
Oregon — 0.5%
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 06/01/21	1,000	1,109,620
Series A, 5.00%, 03/01/35 (Call 03/01/20)	1,000	1,069,280
Series B, 5.00%, 06/15/22	2,000	2,274,440
Oregon Health & Science University RB Series B, 4.00%, 07/01/46 (Call 07/01/26)	2,000	2,088,560
Oregon State Lottery RB
Series A, 5.25%, 04/01/26 (PR 04/01/19)	3,475	3,641,487
Series C, 5.00%, 04/01/24	1,000	1,183,900
Series C, 5.00%, 04/01/25 (Call 04/01/24)	8,975	10,584,487
Series D, 5.00%, 04/01/29 (Call 04/01/25) (MO)	2,000	2,372,420
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/28 (Call 11/15/24)	2,500	2,948,650
Series A, 5.00%, 11/15/29 (Call 11/15/24)	1,000	1,173,830

321

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oregon (continued)
Series A, 5.00%, 11/15/31 (Call 11/15/24)	$1,500	$1,752,360
Series A, 5.00%, 11/15/33 (PR 05/15/19)	1,070	1,122,933
State of Oregon GO
Series A, 5.00%, 05/01/42 (Call 05/01/27)	3,500	4,132,905
Series L, 5.00%, 08/01/42 (Call 08/01/27)	2,910	3,448,379
Washington & Multnomah Counties School District No. 48J Beaverton GO
Series D, 0.00%, 06/15/35 (Call 06/15/27) (GTD)(a)	2,500	2,862,300
Series D, 0.00%, 06/15/36 (Call 06/15/27) (GTD)(a)	2,500	2,855,500

		44,621,051
Pennsylvania — 3.1%
City of Philadelphia PA Airport Revenue RB Series A, 5.00%, 06/15/40 (Call 06/15/20)	500	532,745
City of Philadelphia PA GO Series A, 5.00%, 08/01/26	1,500	1,783,845
City of Philadelphia PA Water & Wastewater Revenue RB
Series A, 5.00%, 07/01/45 (Call 07/01/24)	2,000	2,257,400
Series A, 5.00%, 10/01/47 (Call 10/01/27)	2,000	2,290,460
Series A, 5.00%, 10/01/52 (Call 10/01/27)	1,000	1,135,330
Series C, 5.00%, 08/01/40 (Call 08/01/20) (AGM)	1,000	1,068,940
Commonwealth of Pennsylvania GO
4.00%, 03/15/34 (Call 03/15/25)	2,000	2,113,760
5.00%, 03/15/20	3,000	3,208,590
5.00%, 07/01/22	1,000	1,128,650
5.00%, 03/15/31 (Call 03/15/25)	4,400	5,033,380
First Series, 4.00%, 01/01/30 (Call 01/01/27)	3,000	3,226,860
First Series, 4.00%, 06/15/33 (Call 06/15/24)	1,000	1,055,250
First Series, 5.00%, 07/01/18	2,805	2,863,737
First Series, 5.00%, 07/01/19	1,000	1,052,020
First Series, 5.00%, 06/01/20	1,000	1,075,350
First Series, 5.00%, 03/15/21	2,000	2,194,220
First Series, 5.00%, 11/15/22 (PR 11/15/21)	2,600	2,911,402
First Series, 5.00%, 01/01/23	2,500	2,838,225
First Series, 5.00%, 03/15/23	2,000	2,278,740
First Series, 5.00%, 04/01/23	1,000	1,140,480
First Series, 5.00%, 01/01/24	1,500	1,725,615
First Series, 5.00%, 06/15/24	2,000	2,316,500
First Series, 5.00%, 09/15/24	4,000	4,647,080
First Series, 5.00%, 11/15/24 (PR 11/15/21)	2,000	2,239,540
First Series, 5.00%, 04/01/25 (PR 04/01/23)	5,000	5,800,600
First Series, 5.00%, 08/15/25	3,000	3,524,370
First Series, 5.00%, 01/01/26	2,000	2,358,720
First Series, 5.00%, 03/15/26 (Call 03/15/25)	1,565	1,838,703
First Series, 5.00%, 09/15/26	2,340	2,780,271
First Series, 5.00%, 10/15/26 (Call 10/15/23)	1,000	1,146,700
First Series, 5.00%, 01/01/27	2,000	2,382,200
First Series, 5.00%, 06/01/27 (PR 06/01/22)	2,000	2,277,740
First Series, 5.00%, 01/01/28 (Call 01/01/27)	6,000	7,151,940
First Series, 5.00%, 11/15/29 (PR 11/15/21)	2,000	2,239,540
Second Series, 4.00%, 09/15/30 (Call 09/15/26)	5,000	5,391,300
Second Series, 5.00%, 07/01/18	4,185	4,272,634
Second Series, 5.00%, 08/01/18 (Call 01/02/18)	1,000	1,002,740
Second Series, 5.00%, 05/01/19	780	816,660
Second Series, 5.00%, 07/01/19	1,475	1,551,730
Second Series, 5.00%, 05/01/20	755	810,198
Second Series, 5.00%, 07/01/20	1,255	1,352,300
Second Series, 5.00%, 05/01/21 (PR 05/01/20)	1,500	1,619,250
Second Series, 5.00%, 07/01/21	500	552,225
Second Series, 5.00%, 09/15/21	3,500	3,883,075
Second Series, 5.00%, 01/15/22	2,300	2,571,147
Second Series, 5.00%, 10/15/23	1,000	1,150,850

Security	Par (000)	Value
Pennsylvania (continued)
Second Series, 5.00%, 01/15/25	$1,365	$1,592,873
Second Series, 5.00%, 09/15/27 (Call 09/15/26)	4,000	4,759,520
Second Series, 5.00%, 10/15/29 (Call 10/15/23)	1,900	2,161,972
Second Series, 5.00%, 10/15/30 (Call 10/15/23)	1,000	1,134,960
Second Series, 5.00%, 10/15/32 (Call 10/15/23)	2,500	2,822,850
Series D, 4.00%, 08/15/33 (Call 08/15/25)	3,000	3,191,970
Series T, 5.00%, 07/01/21	1,000	1,104,450
Series T, 5.00%, 07/01/22	1,700	1,918,705
County of Chester PA GO
5.00%, 07/15/28 (Call 07/15/19)	295	310,912
5.00%, 07/15/28 (PR 07/15/19)	1,115	1,175,322
Delaware River Joint Toll Bridge Commission RB 5.00%, 07/01/47 (Call 07/01/27)	3,000	3,452,940
Delaware River Port Authority RB
5.00%, 01/01/33 (Call 01/01/24)	2,000	2,295,940
5.00%, 01/01/40 (Call 01/01/24)	1,515	1,724,464
Series D, 5.00%, 01/01/35 (Call 01/01/20)	3,875	4,108,430
Series D, 5.00%, 01/01/40 (Call 01/01/20) (AGM)	500	531,385
Delaware Valley Regional Finance Authority RB Series A, 5.50%, 08/01/28 (AMBAC)	610	737,673
Pennsylvania Economic Development Financing Authority RB
5.00%, 01/01/21 (Call 01/01/19)	5,185	5,374,356
Series A, 5.00%, 01/01/18	1,470	1,474,204
Series A, 5.00%, 07/01/19	4,835	5,095,026
Series B, 5.00%, 07/01/21 (Call 01/01/18)	1,000	1,002,730
Series B, 5.00%, 01/01/22 (Call 12/21/17)	1,045	1,047,184
Pennsylvania Higher Educational Facilities Authority RB
5.00%, 09/01/45 (Call 03/01/25)	3,525	3,934,464
Series A, 5.00%, 05/01/31 (Call 05/01/21)	700	760,641
Pennsylvania State University RB Series A, 5.00%, 09/01/47 (Call 09/01/27)	4,650	5,438,919
Pennsylvania Turnpike Commission RB
0.00%, 12/01/37 (Call 12/01/26)(a)	2,000	1,817,420
0.00%, 12/01/37 (Call 12/01/35)(a)	2,500	1,858,600
5.00%, 06/01/20	2,000	2,150,700
5.00%, 12/01/34 (Call 12/01/24)	3,000	3,443,130
5.00%, 12/01/38 (PR 12/01/19)	2,500	2,665,975
5.00%, 12/01/42 (Call 12/01/21)	1,000	1,088,060
5.50%, 12/01/34 (PR 12/01/20)	500	554,420
6.00%, 12/01/36 (PR 12/01/20)	1,500	1,685,025
Series A, 5.00%, 12/01/30 (Call 12/01/26)	1,835	2,117,663
Series A, 5.00%, 12/01/37 (Call 12/01/22)	1,120	1,241,755
Series A, 5.00%, 12/01/44 (Call 12/01/24)	6,495	7,361,368
Series A-1, 5.00%, 12/01/26 (Call 06/01/25)	1,000	1,175,810
Series A-1, 5.00%, 06/01/38 (PR 06/01/18) (AGC)	500	509,035
Series A-1, 5.00%, 12/01/38 (Call 12/01/24)	1,500	1,661,010
Series A-1, 5.00%, 12/01/40 (Call 06/01/25)	2,000	2,262,300
Series A-1, 5.00%, 12/01/42 (Call 12/01/27)	2,500	2,870,700
Series A-1, 5.00%, 12/01/43 (Call 12/01/22)	1,040	1,132,238
Series A-1, 5.00%, 12/01/46 (Call 06/01/26)	15,795	17,894,471
Series B, 5.00%, 12/01/24 (Call 12/01/19)	500	531,570
Series B, 5.00%, 06/01/29 (PR 06/01/19)	2,000	2,100,440
Series B, 5.00%, 12/01/40 (Call 12/01/25)	2,000	2,277,780
Series B, 5.00%, 12/01/45 (Call 12/01/25)	4,500	5,041,005
Series B, 5.25%, 06/01/24 (PR 06/01/19)	575	605,550
Series B, 5.25%, 06/01/39 (PR 06/01/19)	2,780	2,929,814
Series B, 5.75%, 06/01/39 (PR 06/01/19)	5,250	5,567,468
Series B-1, 5.00%, 06/01/42 (Call 06/01/27)	2,000	2,250,820
Series B-2, 5.00%, 06/01/28 (Call 06/01/27)	2,500	2,926,100

322

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
Series B-2, 5.00%, 06/01/32 (Call 06/01/27)	$2,500	$2,876,900
Series C, 5.00%, 12/01/39 (Call 12/01/24)	1,500	1,706,190
Series C, 5.00%, 12/01/43 (Call 12/01/23)	6,000	6,677,940
Series C, 5.00%, 12/01/44 (Call 12/01/24)	3,000	3,400,170
Series D, 5.13%, 12/01/40 (PR 12/01/19)	2,100	2,242,401
Series D, 5.50%, 12/01/41 (PR 12/01/19)	10,000	10,751,300
Series E, 0.00%, 12/01/30 (Call 12/01/27)(a)	500	619,005
Series E, 0.00%, 12/01/38 (Call 12/01/27)(a)	1,265	1,570,852
Philadelphia Gas Works Co. RB 5.00%, 08/01/47 (Call 08/01/27)	1,500	1,714,710
State Public School Building Authority RB
5.00%, 06/01/31 (Call 12/01/26) (AGM)	2,000	2,256,040
5.50%, 06/01/28 (AGM)	470	568,963
Westmoreland County Municipal Authority RB 5.00%, 08/15/37 (Call 08/15/23)	1,000	1,113,960

		278,963,560
Rhode Island — 0.1%
Rhode Island Commerce Corp. RB
Series A, 5.00%, 06/15/23	2,000	2,304,720
Series A, 5.25%, 06/15/19 (ETM) (AGC)	1,200	1,266,336
Series B, 5.00%, 06/15/26	2,500	3,007,250
Series B, 5.00%, 06/15/31 (Call 06/15/26)	2,500	2,916,825
Rhode Island Health & Educational Building Corp. RB Series A, 5.00%, 09/01/29 (Call 09/01/27)	2,000	2,451,200

		11,946,331
South Carolina — 0.9%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/26 (Call 12/01/23)	4,750	5,475,467
5.00%, 12/01/30 (Call 12/01/23)	2,000	2,288,580
City of Columbia SC Waterworks & Sewer System Revenue RB Series A, 5.00%, 02/01/41 (PR 02/01/21)	500	550,355
Greenville County School District RB
4.63%, 12/01/20 (AGC)	1,000	1,083,440
5.50%, 12/01/17	1,000	1,000,000
Piedmont Municipal Power Agency RB Series A-2, 5.00%, 01/01/22 (Call 01/01/21)	1,000	1,085,280
South Carolina Public Service Authority RB
Series A, 5.00%, 12/01/31 (Call 06/01/26)	2,000	2,301,120
Series A, 5.00%, 12/01/36 (Call 06/01/26)	3,000	3,401,130
Series A, 5.00%, 12/01/37 (Call 06/01/26)	1,365	1,543,187
Series A, 5.00%, 12/01/49 (Call 06/01/24)	2,000	2,189,880
Series A, 5.00%, 12/01/50 (Call 06/01/25)	6,500	7,187,245
Series A, 5.50%, 01/01/38 (PR 01/01/19)	2,600	2,709,616
Series A, 5.50%, 12/01/54 (Call 06/01/24)	4,000	4,517,920
Series B, 5.00%, 12/01/38 (Call 12/01/23)	3,020	3,326,349
Series B, 5.00%, 12/01/46 (Call 12/01/26)	2,000	2,259,340
Series B, 5.00%, 12/01/56 (Call 12/01/26)	5,690	6,357,494
Series C, 4.00%, 12/01/45 (Call 12/01/24)	1,500	1,511,835
Series C, 5.00%, 12/01/28 (Call 12/01/24)	1,090	1,242,796
Series C, 5.00%, 12/01/30 (Call 12/01/24)	1,400	1,587,684
Series C, 5.00%, 12/01/36 (Call 12/01/21)	1,500	1,623,225
Series C, 5.00%, 12/01/46 (Call 12/01/24)	1,500	1,656,090
Series E, 5.00%, 01/01/40 (PR 01/01/20)	1,950	2,086,832
Series E, 5.00%, 12/01/48 (Call 12/01/23)	6,350	6,954,202
Series E, 5.25%, 12/01/55 (Call 12/01/25)	4,000	4,523,000
South Carolina Transportation Infrastructure Bank RB
Series A, 4.00%, 10/01/33 (Call 10/01/21)	1,000	1,047,660
Series A, 5.00%, 10/01/24	1,000	1,177,900
Series A, 5.25%, 10/01/40 (PR 10/01/19)	500	532,215

Security	Par (000)	Value
South Carolina (continued)
Series B, 3.38%, 10/01/32 (Call 10/01/22)	$1,000	$1,011,760
Series B, 3.63%, 10/01/33 (Call 10/01/22)	715	729,107
State of South Carolina GO
Series A, 4.00%, 04/01/22 (Call 04/01/20)	1,000	1,051,490
Series A, 5.00%, 06/01/18	1,000	1,018,470
Series A, 5.00%, 06/01/19	3,500	3,678,430

		78,709,099
Tennessee — 0.4%
City of Memphis TN Electric System Revenue RB 5.00%, 12/01/17	1,000	1,000,000
City of Memphis TN GO
Series A, 5.00%, 04/01/26 (Call 04/01/25)	2,000	2,375,400
Series D, 5.00%, 07/01/21 (Call 07/01/20)	1,250	1,354,137
County of Shelby TN GO Series A, 5.00%, 03/01/24	1,000	1,177,750
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB Series A, 5.00%, 05/15/36 (Call 05/15/21)	1,025	1,119,403
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/19	750	789,975
5.00%, 01/01/20 (PR 01/01/18)	1,000	1,002,830
5.00%, 07/01/20	2,000	2,166,100
5.00%, 07/01/22	6,725	7,650,091
5.00%, 07/01/23 (Call 07/01/22)	810	922,566
5.00%, 07/01/23 (PR 07/01/22)	190	216,763
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB Series B, 5.00%, 07/01/46 (Call 07/01/27)	1,290	1,511,519
State of Tennessee GO
Series A, 5.00%, 08/01/18	1,500	1,537,140
Series A, 5.00%, 08/01/21	1,000	1,117,680
Series A, 5.00%, 08/01/22	3,500	4,006,660
Tennessee State School Bond Authority RB
5.00%, 11/01/40 (Call 11/01/25) (ST)	2,000	2,331,740
5.00%, 11/01/42 (Call 11/01/27) (ST)	3,000	3,553,290
5.00%, 11/01/43 (Call 11/01/22) (ST)	2,595	2,910,708
5.00%, 11/01/47 (Call 11/01/27) (ST)	2,500	2,949,250

		39,693,002
Texas — 8.5%
Aldine Independent School District GO 5.00%, 02/15/45 (Call 02/15/27) (PSF)	4,000	4,656,160
Alvin Independent School District/TX GO Series B, 3.00%, 02/15/33 (PSF)	2,000	2,040,520
Austin Community College District GOL 4.00%, 08/01/40 (Call 08/01/25)	1,500	1,571,535
Central Texas Regional Mobility Authority RB
5.00%, 01/01/40 (Call 01/01/26)	1,000	1,123,390
5.00%, 01/01/42 (Call 01/01/23)	1,560	1,701,227
5.00%, 01/01/46 (Call 01/01/26)	5,925	6,615,973
6.00%, 01/01/41 (PR 01/01/21)	1,000	1,129,890
Series A, 5.00%, 01/01/40 (Call 07/01/25)	1,000	1,120,210
Series A, 5.00%, 01/01/43 (Call 01/01/23)	2,500	2,730,000
Series A, 5.00%, 01/01/45 (Call 07/01/25)	2,500	2,786,275
Series B, 5.00%, 01/01/45 (Call 07/01/20)	500	542,975
Central Texas Turnpike System RB
0.00%, 08/15/21 (AMBAC)(a)	385	355,343
0.00%, 08/15/21 (ETM)(a)	115	107,195
Series A, 5.00%, 08/15/41 (Call 08/15/22)	6,920	7,669,021
Series B, 0.00%, 08/15/37 (Call 08/15/24)(a)	1,000	432,430

323

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
Series B, 5.00%, 08/15/37 (Call 08/15/24)	$1,500	$1,705,095
Series C, 5.00%, 08/15/33 (Call 08/15/24)	2,000	2,259,100
Series C, 5.00%, 08/15/34 (Call 08/15/24)	1,500	1,688,490
Series C, 5.00%, 08/15/37 (Call 08/15/24)	4,520	5,050,060
Series C, 5.00%, 08/15/42 (Call 08/15/24)	9,900	10,985,040
City of Austin TX Electric Utility Revenue RB
5.00%, 11/15/40 (Call 11/15/22)	1,000	1,111,710
Series A, 5.00%, 11/15/45 (Call 11/15/25)	2,000	2,290,060
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/37 (Call 11/15/22)	1,000	1,127,560
5.00%, 11/15/39 (Call 05/15/24)	2,400	2,724,600
5.00%, 11/15/41 (Call 11/15/21)	1,000	1,101,710
5.00%, 11/15/42 (Call 11/15/27)	1,000	1,181,270
5.00%, 11/15/45 (Call 11/15/26)	1,000	1,167,010
Series A, 5.00%, 11/15/39 (PR 11/15/19)	1,000	1,064,920
City of Brownsville TX Utilities System Revenue RB 5.00%, 09/01/31 (Call 01/02/18) (AMBAC)	5	5,014
City of Corpus Christi TX Utility System Revenue RB 5.00%, 07/15/45 (Call 07/15/25)	2,000	2,276,240
City of Dallas TX GOL
5.00%, 02/15/23	1,620	1,839,008
5.00%, 02/15/24	1,800	2,079,144
5.00%, 02/15/26 (Call 02/15/24)	2,000	2,287,800
5.00%, 02/15/27 (Call 02/15/24)	1,500	1,711,230
Series A, 5.00%, 02/15/18	2,795	2,815,180
Series A, 5.00%, 02/15/18 (ETM)	5	5,036
Series A, 5.00%, 02/15/20	605	647,459
Series A, 5.00%, 02/15/20 (ETM)	5	5,360
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/39 (Call 10/01/20)	700	757,785
5.00%, 10/01/39 (PR 10/01/20)	150	163,377
5.00%, 10/01/40 (Call 10/01/21)	1,500	1,657,875
Series A, 5.00%, 10/01/24	1,000	1,186,270
Series A, 5.00%, 10/01/26 (Call 10/01/25)	1,400	1,678,110
Series A, 5.00%, 10/01/30 (Call 10/01/26)	3,590	4,302,974
Series A, 5.00%, 10/01/41 (Call 10/01/26)	5,000	5,833,400
City of Houston TX Airport System Revenue RB
Series A, 5.50%, 07/01/34 (Call 07/01/18)	750	768,420
Series A, 5.50%, 07/01/39 (Call 07/01/18)	3,485	3,570,592
Series B, 5.00%, 07/01/26 (Call 07/01/21)	1,400	1,547,252
Series B, 5.00%, 07/01/31 (Call 07/01/22)	1,500	1,690,875
Series B, 5.00%, 07/01/32 (Call 07/01/22)	1,000	1,124,930
City of Houston TX Combined Utility System Revenue RB
6.00%, 11/15/36 (Call 05/15/19) (AGC)	55	58,620
6.00%, 11/15/36 (PR 05/15/19) (AGC)	945	1,003,817
Series A, 5.25%, 11/15/28 (Call 11/15/20)	2,035	2,242,407
Series A, 5.25%, 11/15/31 (Call 11/15/20)	1,000	1,100,710
Series B, 4.00%, 11/15/37 (Call 11/15/26)	2,000	2,114,020
Series B, 5.00%, 11/15/35 (Call 11/15/26)	4,000	4,692,160
Series B, 5.00%, 11/15/42 (Call 11/15/27)	4,000	4,706,160
Series B, 5.00%, 11/15/43 (Call 11/15/23)	1,000	1,126,740
Series C, 5.00%, 11/15/18	750	775,890
Series C, 5.00%, 05/15/20	1,725	1,861,292
Series C, 5.00%, 05/15/22	2,500	2,833,550
Series C, 5.00%, 05/15/26 (Call 05/15/24)	3,000	3,496,410
Series C, 5.00%, 05/15/28 (Call 05/15/24)	1,300	1,504,126
Series D, 5.00%, 11/15/21	890	996,595
Series D, 5.00%, 11/15/33 (Call 11/15/21)	1,000	1,103,700
Series D, 5.00%, 11/15/36 (Call 11/15/21)	2,650	2,913,224
Series D, 5.00%, 11/15/44 (Call 11/15/24)	2,000	2,261,180

Security	Par (000)	Value
Texas (continued)
City of Houston TX GOL
5.00%, 03/01/26 (Call 03/01/24)	$1,540	$1,793,068
Series 2009A, 5.00%, 03/01/27 (Call 03/01/19)	105	109,395
Series A, 5.00%, 03/01/18	4,100	4,136,982
Series A, 5.00%, 03/01/19	1,030	1,073,899
Series A, 5.00%, 03/01/19 (PR 03/01/18)	500	504,475
Series A, 5.00%, 03/01/25	2,350	2,779,556
Series A, 5.00%, 03/01/27 (PR 03/01/19)	895	930,209
Series A, 5.25%, 03/01/28 (PR 03/01/18)	3,670	3,705,048
City of San Antonio TX Electric & Gas Systems Revenue RB
3.00%, 12/01/45	1,000	1,044,320
5.00%, 02/01/21	2,500	2,753,400
5.00%, 02/01/22	12,400	13,982,612
5.00%, 02/01/22 (PR 02/01/18)	3,000	3,017,880
5.00%, 02/01/23	1,040	1,198,226
5.00%, 02/01/44 (Call 02/01/24)	2,550	2,865,231
5.00%, 02/01/47 (Call 08/01/27)	4,500	5,261,985
5.00%, 02/01/48 (Call 02/01/23)	2,500	2,772,525
5.25%, 02/01/24	2,620	3,126,079
5.25%, 02/01/25	1,370	1,651,357
Series D, 5.00%, 02/01/18	2,250	2,263,365
Series D, 5.00%, 02/01/19	600	624,084
City of San Antonio TX GOL 5.00%, 02/01/19	1,765	1,836,271
County of Bexar TX GOL
5.00%, 06/15/38 (Call 06/15/24)	2,000	2,286,580
Series A, 5.00%, 06/15/41 (Call 06/15/26)	3,000	3,480,450
County of Harris TX GO
Series A, 5.00%, 10/01/24 (Call 10/01/22)	1,410	1,611,983
Series A, 5.00%, 10/01/25	1,000	1,204,230
Series C, 5.25%, 08/15/19 (AGM)	1,500	1,592,580
County of Harris TX RB
5.00%, 08/15/38 (Call 08/15/19)	435	457,555
5.00%, 08/15/38 (PR 08/15/19)	565	596,634
Series A, 5.00%, 08/15/31 (Call 08/15/26)	2,000	2,364,580
Series A, 5.00%, 08/15/41 (Call 08/15/26)	3,505	4,046,698
Series C, 5.00%, 08/15/24 (PR 08/15/19)	500	528,425
Series C, 5.00%, 08/15/30 (Call 08/15/22)	3,000	3,392,880
Series C, 5.00%, 08/15/49 (Call 08/15/19)	1,000	1,049,100
County of Hays TX GOL 4.00%, 02/15/42 (Call 02/15/27)	2,000	2,124,900
Cypress-Fairbanks Independent School District GO
Series B-3, 4.00%, 02/15/40 (PSF)	1,000	1,036,930
Series C, 4.00%, 02/15/29 (Call 02/15/24) (PSF)	2,000	2,171,180
Series C, 5.00%, 02/15/44 (Call 02/15/24) (PSF)	5,000	5,670,300
Dallas Area Rapid Transit RB
5.00%, 12/01/33 (PR 12/01/18)	250	259,010
5.25%, 12/01/29 (AMBAC)	1,050	1,326,413
5.25%, 12/01/43 (PR 12/01/18)	1,000	1,038,490
5.25%, 12/01/48 (PR 12/01/18)	1,170	1,215,033
Series A, 5.00%, 12/01/25 (Call 12/01/24)	3,015	3,580,795
Series A, 5.00%, 12/01/46 (Call 12/01/25)	6,730	7,757,604
Dallas Independent School District GO
4.00%, 02/15/31 (Call 02/15/25) (PSF)	1,000	1,091,330
5.00%, 08/15/28 (Call 08/15/22) (PSF)	1,000	1,128,560
5.00%, 08/15/29 (Call 08/15/22) (PSF)	500	563,565
Dallas/Fort Worth International Airport RB
Series A, 5.00%, 11/01/42 (Call 11/01/20)	1,000	1,079,620
Series A, 5.00%, 11/01/45 (Call 11/01/20)	500	539,370
Series A, 5.25%, 11/01/38 (Call 11/01/20)	500	544,200
Series B, 5.00%, 11/01/32 (Call 11/01/20)	1,000	1,087,290

324

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
Series B, 5.00%, 11/01/38 (Call 11/01/22)	$1,000	$1,115,270
Series B, 5.00%, 11/01/44 (Call 11/01/22)	1,500	1,664,850
Series C, 5.00%, 11/01/45 (Call 11/01/21)	2,000	2,187,360
Series D, 5.00%, 11/01/33 (Call 11/01/23)	1,000	1,138,860
Series D, 5.25%, 11/01/30 (Call 11/01/23)	1,000	1,175,370
Series F, 5.13%, 11/01/25 (Call 11/01/23)	1,000	1,165,430
Series G, 5.00%, 11/01/33 (Call 11/01/20)	2,000	2,172,220
Denton Independent School District GO Series A, 5.00%, 08/15/40 (Call 08/15/25) (PSF)	2,000	2,310,180
Fort Bend Grand Parkway Toll Road Authority RB 5.00%, 03/01/37 (Call 03/01/22)	1,000	1,114,920
Fort Worth Independent School District GO 5.00%, 02/15/28 (Call 02/15/25) (PSF)	1,500	1,780,305
Grand Parkway Transportation Corp. RB
Series A, 5.50%, 04/01/53 (Call 10/01/23)	1,500	1,703,280
Series B, 0.00%, 10/01/45 (Call 10/01/28)(a)	2,000	1,879,500
Series B, 5.00%, 04/01/53 (Call 10/01/23)	6,000	6,701,280
Harris County Flood Control District GOL
5.00%, 10/01/26 (Call 10/01/24)	1,025	1,218,079
Series A, 5.25%, 10/01/21	1,115	1,260,073
Series A, 5.25%, 10/01/21 (ETM)	285	320,842
Harris County Flood Control District RB
Series A, 5.00%, 10/01/34 (PR 10/01/20) (GTD)	1,520	1,653,350
Series A, 5.00%, 10/01/39 (PR 10/01/20) (GTD)	1,000	1,087,730
Harris County-Houston Sports Authority RB
Series A, 0.00%, 11/15/42 (Call 11/15/31) (AGM)(a)	1,250	422,175
Series A, 0.00%, 11/15/50 (Call 11/15/31) (AGM)(a)	2,000	443,840
Series A, 5.00%, 11/15/28 (Call 11/15/24)	1,390	1,598,861
Houston Community College System GOL
5.00%, 02/15/33 (Call 02/15/23)	2,000	2,257,800
5.00%, 02/15/43 (Call 02/15/23)	5,765	6,436,334
Houston Independent School District GO Series A, 5.00%, 02/15/27 (Call 02/15/26) (PSF)	2,250	2,718,225
Houston Independent School District GOL
5.00%, 02/15/18 (PSF)	2,700	2,720,520
Series A, 5.00%, 02/15/30 (Call 02/15/26) (PSF)	5,000	5,961,950
Katy Independent School District GO Series A, 5.00%, 02/15/45 (Call 02/15/25) (PSF)	1,500	1,715,805
Klein Independent School District GO
5.00%, 08/01/38 (Call 08/01/18) (PSF)	25	25,592
5.00%, 08/01/38 (PR 08/01/18) (PSF)	215	220,237
Leander Independent School District GO
Series A, 5.00%, 08/15/40 (Call 08/15/25) (PSF)	1,500	1,732,635
Series D, 0.00%, 08/15/36 (Call 08/15/24) (PSF)(a)	3,590	1,632,624
Series D, 0.00%, 08/15/36 (PR 08/15/24) (PSF)(a)	410	202,507
Lewisville Independent School District GO
Series A, 5.00%, 08/15/20 (PSF)	1,135	1,231,736
Series B, 5.00%, 08/15/28 (Call 08/15/25)	6,090	7,215,371
Lone Star College System GOL
5.00%, 08/15/33 (PR 08/15/18)	6,000	6,152,640
Lower Colorado River Authority RB
5.00%, 05/15/40 (Call 05/15/20)	1,500	1,595,085
5.00%, 05/15/40 (Call 05/15/25)	5,760	6,499,066
5.00%, 05/15/45 (Call 05/15/25)	3,130	3,520,499
Series A, 5.00%, 05/15/35 (Call 05/15/20)	2,000	2,133,680
Series A, 6.25%, 05/15/28 (PR 05/15/18)	1,500	1,533,058
Metropolitan Transit Authority of Harris County RB
Series A, 5.00%, 11/01/36 (Call 11/01/21)	1,000	1,102,710
Series A, 5.00%, 11/01/41 (Call 11/01/21)	1,000	1,100,740

Security	Par (000)	Value
Texas (continued)
Midland County Fresh Water Supply District No. 1 RB
Series A, 0.00%, 09/15/34 (Call 09/15/27)(a)	$1,250	$643,763
North East Independent School District/TX GO 5.25%, 02/01/27 (PSF)	530	657,449
North Texas Municipal Water District Water System Revenue RB 5.00%, 09/01/38 (PR 09/01/18)	1,700	1,746,495
North Texas Tollway Authority RB
0.00%, 01/01/33 (AGC)(a)	3,450	2,060,030
0.00%, 01/01/37 (AGC)(a)	3,250	1,645,540
0.00%, 09/01/43 (PR 09/01/31)(a)	500	559,110
5.13%, 01/01/28 (Call 01/01/18) (NPFGC)	1,145	1,148,298
5.13%, 01/01/28 (PR 01/01/18) (NPFGC)	6,950	6,970,016
5.75%, 01/01/38 (PR 01/01/18)	5,900	5,920,001
6.00%, 01/01/34 (PR 01/01/21)	1,000	1,129,890
6.00%, 01/01/38 (PR 01/01/19) (AGC-ICC)	500	523,460
6.00%, 01/01/43 (PR 01/01/21)	250	282,473
Series A, 4.00%, 01/01/37 (Call 01/01/27)	500	528,450
Series A, 5.00%, 01/01/20	2,120	2,262,019
Series A, 5.00%, 01/01/22	1,800	2,018,538
Series A, 5.00%, 01/01/23	6,375	7,300,140
Series A, 5.00%, 01/01/24 (Call 01/01/23)	500	572,040
Series A, 5.00%, 01/01/25 (Call 01/01/24)	1,000	1,165,820
Series A, 5.00%, 01/01/26 (Call 01/01/23)	2,235	2,552,370
Series A, 5.00%, 01/01/26 (Call 01/01/24)	3,000	3,495,600
Series A, 5.00%, 01/01/27 (Call 01/01/24)	5,000	5,801,200
Series A, 5.00%, 01/01/30 (Call 01/01/26)	8,375	9,803,775
Series A, 5.00%, 01/01/32 (Call 01/01/25)	7,000	7,958,020
Series A, 5.00%, 01/01/33 (Call 01/01/25)	2,000	2,262,760
Series A, 5.00%, 01/01/34 (Call 01/01/27)	1,000	1,163,880
Series A, 5.00%, 01/01/35	1,000	1,217,600
Series A, 5.00%, 01/01/36 (Call 01/01/27)	1,000	1,156,980
Series A, 5.00%, 01/01/38 (Call 01/01/23)	1,000	1,119,460
Series A, 5.00%, 01/01/38 (Call 01/01/25)	3,455	3,866,767
Series A, 5.00%, 01/01/39 (Call 01/01/26)	2,500	2,850,375
Series A, 5.00%, 01/01/39 (Call 01/01/28)	3,500	4,078,200
Series A, 5.00%, 01/01/43 (Call 01/01/28)	4,500	5,226,480
Series A, 5.00%, 01/01/48 (Call 01/01/28)	1,100	1,272,425
Series A, 5.50%, 09/01/36 (PR 09/01/21)	2,520	2,858,789
Series A, 6.00%, 01/01/28 (Call 01/01/19)	190	199,082
Series A, 6.00%, 01/01/28 (PR 01/01/19)	820	858,023
Series A, 6.25%, 01/01/39 (Call 01/01/19)	190	198,666
Series A, 6.25%, 01/01/39 (PR 01/01/19)	810	849,706
Series B, 0.00%, 09/01/37 (PR 09/01/31)(a)	1,620	716,429
Series B, 0.00%, 09/01/43 (PR 09/01/31)(a)	2,500	704,650
Series B, 5.00%, 01/01/24 (Call 01/01/23)	500	570,740
Series B, 5.00%, 01/01/26 (Call 01/01/23)	150	170,835
Series B, 5.00%, 01/01/29 (Call 01/01/25)	150	174,599
Series B, 5.00%, 01/01/31 (Call 01/01/24)	2,000	2,274,120
Series B, 5.00%, 01/01/31 (Call 01/01/26)	200	230,194
Series B, 5.00%, 01/01/34 (Call 01/01/25)	4,750	5,422,932
Series B, 5.00%, 01/01/38 (Call 01/01/21)	1,000	1,069,860
Series B, 5.00%, 01/01/40 (Call 01/01/23)	7,500	8,309,100
Series B, 5.00%, 01/01/42 (Call 01/01/22)	6,850	7,453,964
Series B, 5.00%, 01/01/43 (Call 01/01/27)	1,750	1,990,450
Series B, 5.00%, 01/01/48 (Call 01/01/27)	2,750	3,116,300
Series C, 0.00%, 09/01/45 (PR 09/01/31)(a)	500	610,450
Series C, 1.95%, 01/01/38	1,000	999,910
Series C, 5.25%, 01/01/44 (Call 01/01/19)	2,300	2,373,324
Series C, 6.00%, 01/01/25 (Call 01/01/19)	185	193,924
Series C, 6.00%, 01/01/25 (PR 01/01/19)	815	852,343

325

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
Series D, 0.00%, 01/01/31 (AGC)(a)	$965	$630,647
Series D, 0.00%, 01/01/34 (AGC)(a)	2,900	1,660,221
Series D, 5.00%, 09/01/24 (PR 09/01/21)	700	780,143
Series D, 5.00%, 09/01/30 (PR 09/01/21)	1,175	1,309,526
Series D, 5.00%, 09/01/32 (PR 09/01/21)	4,770	5,316,117
Series F, 5.75%, 01/01/33 (PR 01/01/18)	7,610	7,635,798
Series K-1, 5.75%, 01/01/38 (PR 01/01/19) (AGC)	500	522,130
Permanent University Fund — University of Texas System RB
5.00%, 07/01/25 (Call 07/01/24)	1,000	1,185,310
5.00%, 07/01/41 (Call 07/01/23)	2,000	2,282,120
Pharr San Juan Alamo Independent School District TX GO 5.00%, 02/01/38 (PR 02/01/18) (PSF)	300	301,689
Plano Independent School District GO
Series A, 5.25%, 02/15/34 (PR 02/15/18)	1,700	1,713,277
Series B, 5.00%, 02/15/20 (PSF)	3,000	3,214,560
Series B, 5.00%, 02/15/21 (PSF)	2,000	2,201,860
Round Rock Independent School District GO 5.00%, 08/01/33 (Call 08/01/18)	500	511,910
San Antonio Independent School District/TX GO 5.00%, 02/15/24 (PSF)	2,500	2,943,000
San Antonio Public Facilities Corp. RB
4.00%, 09/15/32 (Call 09/15/22)	1,500	1,587,555
4.00%, 09/15/42 (Call 09/15/22)	6,600	6,900,630
San Antonio Water System RB
5.00%, 05/15/27 (Call 05/15/22)	1,000	1,129,310
Series B, 2.00%, 05/01/44	1,200	1,188,324
Series C, 5.00%, 05/15/34 (Call 11/15/26)	1,220	1,441,698
Series C, 5.00%, 05/15/46 (Call 11/15/26)	1,220	1,414,358
Spring Independent School District GO 5.00%, 08/15/33 (Call 01/02/18) (PSF)	775	777,348
State of Texas GO
4.00%, 10/01/33 (Call 04/01/24)	1,200	1,286,496
4.00%, 05/15/45 (Call 05/15/25)	2,000	2,118,860
4.75%, 04/01/37 (PR 04/01/18)	1,520	1,537,267
5.00%, 04/01/20	6,500	6,983,730
5.00%, 04/01/21	1,500	1,655,235
5.00%, 10/01/21	2,000	2,233,140
5.00%, 04/01/22	5,250	5,931,870
5.00%, 04/01/23 (PR 04/01/18)	2,465	2,494,999
5.00%, 04/01/24 (PR 04/01/18)	6,000	6,073,020
5.00%, 10/01/24	3,000	3,558,810
5.00%, 04/01/26 (PR 04/01/18)	2,255	2,282,412
5.00%, 04/01/27 (Call 04/01/24)	2,000	2,340,500
5.00%, 04/01/27 (PR 04/01/18)	1,300	1,315,783
5.00%, 10/01/27 (Call 04/01/24)	4,000	4,681,000
5.00%, 04/01/28 (Call 04/01/24)	2,000	2,337,920
5.00%, 10/01/33 (Call 10/01/27)	10,000	12,068,800
5.00%, 04/01/35 (Call 04/01/24)	1,660	1,920,255
5.00%, 04/01/36 (Call 04/01/22)	1,500	1,674,960
5.00%, 04/01/36 (Call 04/01/24)	1,000	1,153,600
5.00%, 10/01/36 (Call 10/01/25)	1,995	2,341,212
5.00%, 04/01/42 (Call 04/01/22)	3,000	3,318,510
5.00%, 04/01/44 (Call 04/01/26)	2,045	2,372,016
Series A, 4.00%, 10/01/31 (Call 10/01/24)	2,000	2,174,020
Series A, 4.00%, 10/01/44 (Call 10/01/24)	2,000	2,116,200
Series A, 5.00%, 10/01/18	2,155	2,219,628
Series A, 5.00%, 10/01/21	1,200	1,339,884
Series A, 5.00%, 10/01/22	4,800	5,480,448
Series A, 5.00%, 10/01/23	1,000	1,165,350

Security	Par (000)	Value
Texas (continued)
Series A, 5.00%, 10/01/24	$3,000	$3,558,810
Series A, 5.00%, 10/01/28 (Call 10/01/24)	5,000	5,906,900
Series A, 5.00%, 10/01/30 (Call 10/01/27)	2,000	2,440,920
Series A, 5.00%, 10/01/44 (Call 10/01/24)	15,300	17,561,646
Series B, 5.00%, 10/01/32 (Call 10/01/27)	2,500	3,029,275
Tarrant Regional Water District RB 5.00%, 03/01/37 (Call 03/01/22)	3,000	3,344,760
Texas A&M University RB Series E, 5.00%, 05/15/25	500	602,725
Texas State University System RB
Series A, 5.00%, 03/15/21	1,000	1,102,140
Series A, 5.00%, 03/15/31 (Call 03/15/27)	1,900	2,265,142
Texas Transportation Commission State Highway Fund RB
4.00%, 10/01/18	7,625	7,792,674
5.00%, 04/01/20	2,000	2,149,780
5.00%, 10/01/20	500	544,875
5.00%, 10/01/21	9,460	10,570,131
5.00%, 10/01/26	2,905	3,554,122
Series A, 5.00%, 04/01/18	1,600	1,619,360
Series A, 5.00%, 10/01/18	2,500	2,575,400
Series A, 5.00%, 10/01/19	1,500	1,590,225
Series A, 5.00%, 04/01/21	2,005	2,213,861
Series A, 5.00%, 04/01/22	4,630	5,237,549
Series A, 5.00%, 04/01/23	5,020	5,804,475
Series A, 5.00%, 10/01/24	4,525	5,377,374
Texas Water Development Board RB
5.00%, 10/15/46 (Call 10/15/26)	1,000	1,166,470
Series A, 4.00%, 10/15/33 (Call 10/15/27)	2,000	2,178,540
Series A, 4.00%, 10/15/34 (Call 10/15/25)	3,000	3,241,440
Series A, 4.00%, 10/15/34 (Call 10/15/27)	1,000	1,083,920
Series A, 4.00%, 10/15/45 (Call 10/15/25)	2,000	2,116,100
Series A, 4.00%, 10/15/47 (Call 10/15/27)	3,755	3,984,393
Series A, 5.00%, 04/15/24	5,500	6,510,130
Series A, 5.00%, 04/15/29 (Call 10/15/27)	1,000	1,228,120
Series A, 5.00%, 10/15/31 (Call 10/15/25)	2,000	2,364,280
Series A, 5.00%, 10/15/31 (Call 10/15/27)	1,000	1,213,420
Series A, 5.00%, 10/15/40 (Call 10/15/25)	1,890	2,188,828
Trinity River Authority Central Regional Wastewater System Revenue RB 5.00%, 08/01/28 (Call 08/01/27)	2,000	2,447,760
Tyler Independent School District GO 4.00%, 02/15/47 (Call 02/15/27) (PSF)	1,600	1,693,376
University of Texas System (The) RB
Series A, 5.00%, 08/15/22	1,000	1,142,520
Series B, 5.00%, 08/15/18	1,000	1,025,510
Series B, 5.00%, 08/15/19	1,000	1,056,680
Series B, 5.00%, 08/15/21	2,445	2,730,087
Series B, 5.00%, 08/15/26	6,000	7,339,020
Series B, 5.00%, 08/15/43 (Call 08/15/22)	1,000	1,120,480
Series B, 5.38%, 08/15/23	1,500	1,778,370
Series D, 5.00%, 08/15/21	600	669,960
Series D, 5.00%, 08/15/24	2,200	2,611,708
Series D, 5.00%, 08/15/25	3,910	4,718,080
Series F, 5.00%, 08/15/47	2,000	2,626,760
Series J, 5.00%, 08/15/25	1,600	1,930,672
Series J, 5.00%, 08/15/26	2,000	2,446,340
Ysleta Independent School District GO 5.00%, 08/15/47 (Call 08/15/26) (PSF)	3,000	3,468,630

		765,766,550

326

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Utah — 0.7%
Intermountain Power Agency RB
Series A, 5.00%, 07/01/21 (Call 07/01/18)	$1,000	$1,020,360
Series A, 5.00%, 07/01/22 (Call 07/01/18)	1,675	1,709,002
Salt Lake City Corp. Airport Revenue RB Series B, 5.00%, 07/01/47 (Call 07/01/27)	2,000	2,316,280
State of Utah GO
5.00%, 07/01/23	1,500	1,751,775
5.00%, 07/01/25 (Call 01/01/25)	2,000	2,411,540
Series 2011-A, 5.00%, 07/01/24 (PR 07/01/21)	5,000	5,579,100
Series A, 5.00%, 07/01/20	4,380	4,754,140
Series A, 5.00%, 07/01/20 (PR 07/01/18)	3,000	3,061,440
Series A, 5.00%, 07/01/21 (PR 07/01/18)	3,000	3,061,440
Series A, 5.00%, 07/01/22 (PR 07/01/21)	1,040	1,160,453
Series A, 5.00%, 07/01/26 (PR 07/01/21)	1,830	2,041,951
Series C, 5.00%, 07/01/18	2,700	2,758,266
University of Utah (The) RB Series A, 5.00%, 08/01/43 (PR 08/01/23) (SAP)	3,000	3,510,660
Utah Transit Authority RB
5.00%, 06/15/42 (Call 06/15/22)	1,480	1,624,226
Series A, 4.75%, 06/15/32 (PR 06/15/18) (AGM)	3,210	3,269,224
Series A, 5.00%, 06/15/24	4,000	4,741,960
Series A, 5.00%, 06/15/24 (PR 06/15/18)	1,835	1,871,260
Series A, 5.00%, 06/15/25	1,000	1,201,780
Series A, 5.00%, 06/15/28 (PR 06/15/18)	1,275	1,300,194
Series A, 5.00%, 06/15/32 (PR 06/15/18) (AGM)	1,500	1,529,640
Series A, 5.00%, 06/15/36 (PR 06/15/18) (AGM)	1,900	1,937,544
Series A, 5.00%, 06/15/38 (Call 06/15/25)	5,500	6,340,565

		58,952,800
Vermont — 0.0%
University of Vermont & State Agricultural College RB 5.00%, 10/01/40 (Call 10/01/25)	1,000	1,144,530

Virginia — 1.3%
Chesapeake Bay Bridge & Tunnel District RB Series 2016, 5.00%, 07/01/41 (Call 07/01/26) (AGM)	3,000	3,435,990
City of Richmond VA Public Utility RB Series A, 5.00%, 01/15/43 (Call 01/15/23)	2,000	2,224,360
City of Richmond VA RB
5.00%, 01/15/32 (Call 01/15/26)	2,020	2,387,115
Series A, 5.00%, 01/15/29 (Call 01/15/26)	2,000	2,397,560
Commonwealth of Virginia GO
Series B, 5.00%, 06/01/26 (Call 06/01/25) (SAW)	3,000	3,637,230
Series D, 5.00%, 06/01/18	500	509,160
Series D, 5.00%, 06/01/19	1,000	1,050,520
County of Fairfax VA GO
Series A, 4.00%, 10/01/27 (Call 04/01/26) (SAW)	8,845	10,049,866
Series B, 5.00%, 10/01/22 (SAW)	1,000	1,147,230
Series B, 5.00%, 04/01/23 (SAW)	1,000	1,160,670
County of Loudoun VA GO
Series B, 5.00%, 11/01/19	4,500	4,785,480
Hampton Roads Sanitation District RB 5.00%, 04/01/38 (PR 04/01/18)	375	379,564
University of Virginia RB
5.00%, 06/01/40 (PR 06/01/18)	9,560	9,732,749
Series A, 5.00%, 04/01/39 (Call 04/01/27)	5,000	5,933,200
Series A, 5.00%, 04/01/42 (Call 04/01/27)	2,000	2,366,040
Series A, 5.00%, 06/01/43 (Call 06/01/23)	1,000	1,136,330
Series A, 5.00%, 04/01/47 (Call 04/01/27)	2,000	2,357,040
Series A-2, 5.00%, 04/01/45 (Call 04/01/25)	3,000	3,457,860
Upper Occoquan Sewage Authority RB Series A, 5.15%, 07/01/20 (NPFGC)	630	664,537

Security	Par (000)	Value
Virginia (continued)
Virginia College Building Authority RB
Series 2012B, 5.00%, 09/01/20 (ST)	$2,570	$2,792,562
Series A, 4.00%, 02/01/32 (Call 02/01/25)	3,000	3,229,950
Series C, 5.00%, 02/01/31 (Call 02/01/27)	4,830	5,795,275
Virginia Commonwealth Transportation Board RB
4.00%, 05/15/29 (Call 05/15/21) (SAP)	1,000	1,066,640
4.00%, 05/15/37 (Call 05/15/22)	2,500	2,622,450
4.00%, 05/15/42 (Call 05/15/27)	7,000	7,476,910
5.00%, 09/15/24	3,000	3,544,380
5.00%, 03/15/27 (Call 09/15/26)	3,995	4,872,901
5.00%, 05/15/27 (Call 05/15/21) (SAP)	500	555,190
5.00%, 09/15/27	3,000	3,681,600
5.00%, 05/15/28 (Call 05/15/22)	1,000	1,131,130
5.00%, 05/15/33 (Call 05/15/21) (SAP)	2,275	2,505,230
5.00%, 05/15/34 (Call 05/15/21) (SAP)	1,000	1,101,200
Virginia Public Building Authority RB
4.00%, 08/01/26 (Call 08/01/24)	2,500	2,782,150
Series B, 5.00%, 08/01/24	2,250	2,665,710
Series B, 5.00%, 08/01/25	1,910	2,298,399
Virginia Public School Authority RB
4.00%, 08/01/20 (SAW)	2,000	2,120,100
5.00%, 08/01/23 (Call 08/01/22) (SAW)	1,000	1,141,390
5.00%, 08/01/24 (SAW)	1,225	1,452,164
5.00%, 08/01/26 (Call 08/01/25) (SAW)	1,515	1,818,333
Series C, 5.00%, 08/01/18 (SAW)	550	563,398
Series C, 5.00%, 08/01/19 (SAW)	770	812,920

		114,842,483
Washington — 2.9%
Central Puget Sound Regional Transit Authority RB
Series S-1, 5.00%, 11/01/36 (Call 11/01/25)	2,000	2,347,320
Series S-1, 5.00%, 11/01/45 (Call 11/01/25)	13,840	15,996,826
Series S-1-GREEN, 5.00%, 11/01/46	2,000	2,700,660
City of Seattle WA Municipal Light & Power Revenue RB
Series A, 4.00%, 05/01/45 (Call 05/01/25)	1,765	1,858,633
Series A, 5.25%, 02/01/36 (PR 02/01/21)	1,200	1,330,032
Series B, 5.00%, 02/01/18	1,000	1,005,890
Series B, 5.00%, 02/01/21 (Call 02/01/20)	345	368,791
Series B, 5.00%, 02/01/21 (PR 02/01/20)	155	166,134
Series B, 5.00%, 02/01/22 (Call 02/01/20)	750	802,875
Series B, 5.00%, 02/01/22 (PR 02/01/20)	250	267,958
Series B, 5.00%, 02/01/24 (Call 02/01/20)	405	432,662
Series B, 5.00%, 02/01/24 (PR 02/01/20)	95	101,824
City of Tacoma WA Electric System Revenue RB
Series A, 4.00%, 01/01/42 (Call 07/01/23)	1,000	1,037,420
Series A, 5.00%, 01/01/38 (Call 07/01/23)	1,000	1,122,680
County of King WA GOL
4.75%, 01/01/34 (Call 01/01/18)	1,900	1,904,731
County of King WA Sewer Revenue RB
5.00%, 01/01/38 (PR 01/01/18)	4,600	4,613,018
5.00%, 01/01/39 (PR 01/01/19)	8,205	8,502,841
5.00%, 07/01/40 (Call 01/01/25)	2,000	2,281,960
5.00%, 01/01/45 (Call 07/01/20)	250	267,558
5.00%, 01/01/45 (PR 07/01/20)	750	812,288
5.00%, 01/01/50 (Call 07/01/20)	500	532,525
5.00%, 01/01/50 (PR 07/01/20)	1,500	1,624,575
5.00%, 01/01/52 (Call 01/01/22)	4,000	4,355,920
5.13%, 01/01/41 (Call 01/01/21)	160	173,938
5.13%, 01/01/41 (PR 01/01/21)	340	374,741
5.25%, 01/01/42 (PR 01/01/19)	1,000	1,038,950
Series B, 5.00%, 07/01/39 (Call 07/01/23)	3,000	3,429,930
Series B, 5.00%, 01/01/41 (Call 01/01/21)	435	470,883

327

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Washington (continued)
Series B, 5.00%, 01/01/41 (PR 01/01/21)	$895	$983,113
Series B, 5.00%, 07/01/46 (Call 07/01/26)	4,000	4,600,840
Energy Northwest RB
4.00%, 07/01/38 (Call 07/01/25)	2,000	2,112,360
5.00%, 07/01/22	1,500	1,708,455
5.00%, 07/01/34 (Call 07/01/25)	2,000	2,320,620
5.00%, 07/01/38 (Call 07/01/25)	6,465	7,448,650
Series A, 5.00%, 07/01/18	5,580	5,698,463
Series A, 5.00%, 07/01/19	4,565	4,803,932
Series A, 5.00%, 07/01/20	1,850	2,005,585
Series A, 5.00%, 07/01/21	2,000	2,225,740
Series A, 5.00%, 07/01/22 (Call 07/01/21)	565	627,116
Series A, 5.00%, 07/01/23	1,000	1,162,660
Series A, 5.00%, 07/01/23 (Call 07/01/21)	2,100	2,330,097
Series A, 5.00%, 07/01/27 (Call 07/01/26)	1,000	1,212,490
Series A, 5.00%, 07/01/28 (Call 07/01/22)	1,000	1,126,320
Series A, 5.00%, 07/01/28 (Call 07/01/27)	2,000	2,450,100
Series A, 5.25%, 07/01/18	2,185	2,234,512
Series C, 5.00%, 07/01/28 (Call 07/01/24)	1,000	1,161,220
FYI Properties RB 5.50%, 06/01/39 (Call 06/01/19)	1,000	1,054,970
Pierce County School District No. 10 Tacoma GO 5.00%, 12/01/39 (Call 12/01/25) (GTD)	2,000	2,324,000
Port of Seattle WA RB
Series A, 5.00%, 08/01/30 (Call 08/01/22)	1,500	1,679,295
Series A, 5.00%, 08/01/31 (Call 08/01/22)	2,910	3,256,465
Snohomish County Public Utility District No. 1 RB 5.00%, 12/01/40 (Call 12/01/25)	1,000	1,148,070
Snohomish County School District No. 201 Snohomish GO 5.25%, 12/01/27 (PR 12/01/18) (GTD)	500	519,245
State of Washington GO
5.00%, 07/01/25 (Call 07/01/24)	1,500	1,780,005
5.00%, 07/01/26 (Call 07/01/24)	1,050	1,243,862
5.00%, 07/01/31 (Call 01/01/25)	1,000	1,168,950
5.00%, 07/01/32 (Call 01/01/25)	2,000	2,332,220
5.00%, 08/01/32 (Call 08/01/25)	2,500	2,946,425
Series 2010-B, 5.00%, 08/01/34 (PR 08/01/19)	3,000	3,169,260
Series 2014-A, 5.00%, 08/01/35 (Call 08/01/23)	1,500	1,711,965
Series A, 5.00%, 07/01/25 (PR 07/01/18)	1,330	1,358,395
Series A, 5.00%, 07/01/27 (PR 07/01/18)	4,750	4,851,412
Series A, 5.00%, 07/01/31 (PR 07/01/18)	3,400	3,472,590
Series A, 5.00%, 08/01/33 (Call 08/01/23)	2,800	3,210,088
Series A, 5.00%, 08/01/35 (Call 08/01/21)	500	552,090
Series A, 5.00%, 08/01/38 (Call 08/01/23)	1,215	1,379,790
Series B, 5.00%, 07/01/28 (Call 01/01/26)	2,500	2,976,550
Series B, 5.00%, 07/01/29 (Call 01/01/26)	1,500	1,778,670
Series B, 5.00%, 07/01/33 (Call 01/01/26)	3,000	3,509,430
Series C, 5.00%, 01/01/27 (PR 01/01/18)	1,000	1,002,750
Series C, 5.00%, 01/01/28 (PR 01/01/18)	1,000	1,002,750
Series C, 5.00%, 08/01/28 (Call 08/01/27)	3,000	3,665,340
Series C, 5.00%, 06/01/41 (Call 06/01/21)	20,455	22,398,634
Series D, 5.00%, 01/01/33 (PR 01/01/18)	4,080	4,091,383
Series D, 5.00%, 02/01/34 (Call 02/01/22)	1,000	1,113,180
Series D, 5.00%, 02/01/39 (Call 02/01/24)	900	1,033,749
Series D, 5.00%, 02/01/41 (Call 02/01/27)	4,935	5,741,527
Series E, 5.00%, 02/01/31 (PR 02/01/19)	1,500	1,558,620
Series R, 5.00%, 07/01/19	1,500	1,578,750
Series R, 5.00%, 07/01/20	1,800	1,949,490
Series R, 5.00%, 07/01/23	2,000	2,321,880
Series R-2011A, 5.00%, 01/01/21	1,000	1,097,190
Series R-2012A, 5.00%, 07/01/18	1,200	1,225,896

Security	Par (000)	Value
Washington (continued)
Series R-2012C, 5.00%, 07/01/20	$1,000	$1,083,050
Series R-2012C, 5.00%, 07/01/24 (Call 07/01/22)	3,750	4,248,225
Series R-2012C, 5.00%, 07/01/25 (Call 07/01/22)	1,000	1,131,920
Series R-2012C, 5.00%, 07/01/26 (Call 07/01/22)	1,500	1,696,485
Series R-2013C, 5.00%, 07/01/18	1,500	1,532,370
Series R-2015, 5.00%, 07/01/19	1,500	1,578,750
Series R-2015-C, 5.00%, 07/01/28 (Call 01/01/25)	1,500	1,768,380
Series R-2015-C, 5.00%, 07/01/29 (Call 01/01/25)	3,000	3,523,890
Series R-2015-C, 5.00%, 07/01/32 (Call 01/01/25)	1,000	1,166,110
Series R-2015E, 5.00%, 07/01/19	2,000	2,105,000
Series R-2015E, 5.00%, 07/01/28 (Call 01/01/25)	1,500	1,768,380
Series R-2015E, 5.00%, 07/01/31 (Call 01/01/25)	3,000	3,506,850
Series R-2015E, 5.00%, 07/01/33 (Call 01/01/25)	2,850	3,315,376
Series R-2017A, 5.00%, 08/01/30 (Call 08/01/26)	2,000	2,387,040
Series R-2017A, 5.00%, 08/01/34 (Call 08/01/26)	5,000	5,878,200
Series R-2018C, 5.00%, 08/01/25	2,500	3,005,925
State of Washington RB
5.00%, 09/01/18	1,125	1,154,925
5.00%, 09/01/19	2,250	2,377,237
5.00%, 09/01/20	1,000	1,086,880
5.00%, 09/01/21	3,000	3,342,330
5.00%, 09/01/24 (Call 09/01/23)	2,000	2,315,640
Series C, 5.00%, 09/01/18	1,200	1,231,920
University of Washington RB Series A, 5.00%, 07/01/41 (Call 07/01/22)	1,000	1,111,080
Washington State University RB 5.00%, 04/01/40 (Call 04/01/25)	2,055	2,339,330

		257,996,015
West Virginia — 0.0%
West Virginia Economic Development Authority RB
Series A, 5.00%, 06/15/40 (Call 06/15/20)	1,270	1,359,649
West Virginia University RB Series B, 5.00%, 10/01/36 (Call 10/01/21)	1,000	1,091,390

		2,451,039
Wisconsin — 1.0%
State of Wisconsin Environmental Improvement Fund Revenue RB Series A, 5.00%, 06/01/19	1,000	1,050,520
State of Wisconsin GO
5.00%, 05/01/27 (Call 05/01/25)	1,000	1,192,690
5.00%, 11/01/31 (Call 05/01/27)	5,000	6,009,550
Series 1, 5.00%, 05/01/19	2,000	2,095,720
Series 1, 5.00%, 05/01/19 (AMBAC)	1,685	1,765,644
Series 1, 5.00%, 11/01/20	3,000	3,281,520
Series 1, 5.00%, 05/01/21	1,995	2,210,679
Series 1, 5.00%, 05/01/21 (ETM)	5	5,539
Series 1, 5.00%, 11/01/23	5,000	5,853,150
Series 1, 5.00%, 11/01/24	2,000	2,383,880
Series 2, 5.00%, 11/01/20	3,000	3,281,520
Series 2, 5.00%, 11/01/21	2,000	2,242,060
Series 2, 5.00%, 11/01/22	1,000	1,146,630
Series 2, 5.00%, 11/01/22 (Call 11/01/21)	2,070	2,313,059
Series 2, 5.00%, 05/01/25 (Call 05/01/22)	1,025	1,157,820
Series 2, 5.00%, 05/01/25 (PR 05/01/22)	15	17,018
Series 2, 5.00%, 11/01/25	1,250	1,513,863
Series 2, 5.00%, 11/01/26	2,000	2,456,200
Series 3, 5.00%, 11/01/21	2,840	3,183,725
Series 3, 5.00%, 11/01/22	4,175	4,787,180
Series 4, 5.00%, 05/01/26 (Call 11/01/24)	3,510	4,206,244

328

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Wisconsin (continued)
Series B, 5.00%, 05/01/22 (PR 05/01/21)	$1,500	$1,661,640
Series D, 5.00%, 05/01/37 (Call 05/01/24)	5,000	5,783,900
State of Wisconsin RB
Series A, 5.38%, 05/01/25 (Call 05/01/19) (SAP)	1,855	1,953,445
Series A, 5.38%, 05/01/25 (PR 05/01/19) (SAP)	195	205,124
Series A, 5.63%, 05/01/28 (Call 05/01/19) (SAP)	1,330	1,403,855
Series A, 5.63%, 05/01/28 (PR 05/01/19) (SAP)	140	147,753
Series A, 5.75%, 05/01/33 (PR 05/01/19) (SAP)	9,250	9,778,360
Series A, 6.00%, 05/01/36 (PR 05/01/19) (SAP)	5,015	5,318,809
Series A, 6.25%, 05/01/37 (PR 05/01/19) (SAP)	1,000	1,064,050
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/22	1,000	1,137,560
Series 1, 5.00%, 07/01/27	1,000	1,234,710
Series 1, 5.00%, 07/01/28 (Call 07/01/27)	2,000	2,452,040
Series A, 5.00%, 07/01/20 (AGM)	2,000	2,170,840
Series I, 5.00%, 07/01/19 (NPFGC-FGIC)	1,095	1,152,838
Series I, 5.00%, 07/01/20 (NPFGC)	1,000	1,085,420
Wisconsin Health & Educational Facilities Authority RB 5.00%, 12/01/41 (Call 11/01/26)	3,075	3,498,428

		92,202,983

Total Municipal Debt Obligations — 98.3% (Cost: $8,735,382,024)		8,867,925,206

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Liquidity Funds: MuniCash, 0.78%(b)(c)	86,307	$86,333,266

Total Short-Term Investments — 1.0% (Cost: $86,328,142)		86,333,266

Total Investments in Securities — 99.3% (Cost: $8,821,710,166)		8,954,258,472
Other Assets, Less Liabilities — 0.7%		66,366,462

Net Assets — 100.0%		$9,020,624,934

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/17 (000)	Net Activity (000)	Shares Held at 11/30/17 (000)	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: MuniCash	66,144	20,163	86,307	$86,333,266	$427,865	$22,825	$(6,126)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$8,867,925,206	$—	$8,867,925,206
Money Market Funds	86,333,266	—	—	86,333,266

	$86,333,266	$8,867,925,206	$—	$8,954,258,472

Portfolio Abbreviations — Fixed Income
AGC	Assured Guaranty Corp.
AGC-ICC	Assured Guaranty Corp. — Insured Custody Certificate
AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
GOI	General Obligation of the Issuer

Portfolio Abbreviations — Fixed Income (continued)
GOL	General Obligation Limited
GTD	Guaranteed
HERBIP	Higher Education Revenue Bond Intercept Program
MO	Moral Obligation
NPFGC	National Public Finance Guarantee Corp.
NPFGC-FGIC	National Public Finance Guarantee Corp. — Financial Guaranty Insurance Co.
PR	Prerefunded
PSF	Permanent School Fund
RB	Revenue Bond

329

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Portfolio Abbreviations — Fixed Income (continued)
SAP	Subject to Appropriations
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation

330

Schedule of Investments (unaudited) November 30, 2017	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations

New York — 99.9%
Battery Park City Authority RB
Series A, 5.00%, 11/01/21	$1,115	$1,256,248
Series A, 5.00%, 11/01/22	365	421,115
Series A, 5.00%, 11/01/23	200	235,840
Series A, 5.00%, 11/01/24 (Call 11/01/23)	955	1,123,787
Brooklyn Arena Local Development Corp. RB
6.25%, 07/15/40 (PR 01/15/20)	125	137,251
6.38%, 07/15/43 (PR 01/15/20)	700	770,420
City of New York NY GO
5.00%, 10/01/24 (Call 01/02/18) (AGM)	5	5,015
5.00%, 08/01/26 (Call 08/01/25)	250	299,665
Series 1, 5.00%, 08/01/23	250	289,495
Series A, 5.00%, 08/01/21	500	555,825
Series A, 5.00%, 08/01/22	500	568,060
Series A, 5.00%, 08/01/23	400	463,192
Series A, 5.00%, 08/01/26 (Call 02/01/24)	350	405,926
Series A, 5.00%, 08/01/28 (Call 08/01/27)	1,000	1,219,060
Series A-1, 5.00%, 08/01/27 (Call 08/01/21)	250	277,353
Series A-1, 5.00%, 08/01/31 (Call 08/01/21)	200	221,134
Series A-1, 5.00%, 10/01/32 (Call 10/01/22)	500	563,985
Series A-1, 5.00%, 08/01/33 (Call 08/01/26)	500	586,135
Series A-1, 5.00%, 08/01/37 (Call 08/01/26)	500	579,455
Series B, 5.00%, 08/01/20	100	108,431
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	565	665,660
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	250	289,790
Series B-1, 5.25%, 09/01/20 (Call 09/01/18)	195	200,663
Series C, 5.00%, 08/01/19	680	717,556
Series C, 5.00%, 08/01/20	500	542,155
Series C, 5.00%, 08/01/21 (Call 08/01/19)	300	316,518
Series C, 5.00%, 08/01/23	500	578,990
Series C, 5.00%, 08/01/28 (Call 02/01/27)	645	779,766
Series C, 5.00%, 08/01/33 (Call 02/01/25)	250	287,190
Series E, 5.00%, 08/01/23	740	856,905
Series E, 5.00%, 08/01/24	470	553,951
Series E, 5.00%, 08/01/27 (Call 08/01/19)	500	527,195
Series F, 5.00%, 08/01/21	240	266,796
Series F, 5.00%, 08/01/31 (Call 02/01/22)	250	278,508
Series F-1, 5.00%, 03/01/32 (Call 03/01/23)	350	396,399
Series F-1, 5.00%, 03/01/37 (Call 03/01/23)	500	563,130
Series G, 4.00%, 08/01/18 (Call 01/02/18)	5	5,012
Series G-1, 5.00%, 04/01/26 (Call 04/01/22)	1,000	1,124,120
Series G-1, 5.00%, 04/01/27 (Call 04/01/22)	250	280,810
Series H-1, 5.00%, 03/01/23 (Call 03/01/19)	490	510,389
Series I, 5.00%, 08/01/23 (Call 08/01/22)	1,000	1,138,990
Series I, 5.00%, 08/01/27 (Call 08/01/22)	725	821,265
Series I-1, 5.00%, 04/01/23 (Call 04/01/19)	160	167,058
Series J, 5.00%, 08/01/19	250	263,808
Series J, 5.00%, 08/01/20	1,000	1,084,310
Series J, 5.00%, 08/01/21	600	666,990
Series J, 5.00%, 08/01/25 (Call 08/01/24)	1,100	1,294,238
Series J, 5.00%, 08/01/32 (Call 08/01/24)	525	607,467
Series J-1, 5.00%, 05/15/33 (Call 05/15/19)	400	419,200
Series J-1, 5.00%, 05/15/36 (Call 05/15/19)	905	948,440
Series L-1, 5.00%, 04/01/25 (Call 04/01/18)	585	592,178
Series L-1, 5.00%, 04/01/25 (PR 04/01/18)	225	227,723
City of New York NY GOL Series F-1, 5.00%, 06/01/35 (Call 06/01/25)	500	573,510

Security	Par (000)	Value
New York (continued)
County of Nassau NY GOL
Series A, 5.00%, 01/01/22	$500	$559,245
Series B, 5.00%, 04/01/43 (Call 04/01/23)	500	555,615
County of Westchester NY GOL Series A, 5.00%, 01/01/22	600	678,894
Dutchess County Local Development Corp. RB 5.00%, 07/01/42 (Call 07/01/27)	750	874,695
Erie County Industrial Development Agency (The) RB Series A, 5.00%, 05/01/31 (PR 05/01/19) (SAW)	100	104,786
Hudson Yards Infrastructure Corp. RB
5.75%, 02/15/47 (Call 02/15/21)	400	448,732
5.75%, 02/15/47 (PR 02/15/21)	600	675,690
Series A, 4.00%, 02/15/44 (Call 02/15/27)	1,200	1,271,004
Series A, 5.00%, 02/15/23	250	290,730
Series A, 5.00%, 02/15/26	200	243,462
Series A, 5.00%, 02/15/29 (Call 02/15/27)	400	481,696
Series A, 5.00%, 02/15/31 (Call 02/15/27)	100	118,707
Series A, 5.00%, 02/15/33 (Call 02/15/27)	500	589,075
Series A, 5.00%, 02/15/35 (Call 02/15/27)	1,400	1,637,020
Series A, 5.00%, 02/15/38 (Call 02/15/27)	500	581,145
Series A, 5.00%, 02/15/39 (Call 02/15/27)	200	232,108
Series A, 5.00%, 02/15/42 (Call 02/15/27)	200	231,934
Series A, 5.00%, 02/15/45 (Call 02/15/27)	650	750,392
Series A, 5.25%, 02/15/47 (Call 02/15/21)	500	546,170
Long Island Power Authority RB
5.00%, 09/01/35 (Call 09/01/24)	250	281,115
Series 2015-B, 5.00%, 09/01/45 (Call 09/01/25)	750	837,532
Series A, 5.00%, 05/01/38 (PR 05/01/21)	1,000	1,110,570
Series A, 5.00%, 09/01/44 (Call 09/01/24)	1,000	1,114,100
Series A, 5.50%, 04/01/22 (PR 04/01/19)	500	525,790
Series A, 5.50%, 05/01/33 (PR 05/01/19) (BHAC)	1,760	1,855,181
Series A, 5.75%, 04/01/39 (PR 04/01/19)	380	400,843
Series A, 6.25%, 04/01/33 (PR 04/01/19)	250	265,175
Series B, 5.00%, 09/01/29 (Call 09/01/22)	250	280,150
Series B, 5.00%, 09/01/30 (Call 09/01/26)	965	1,138,401
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	577,200
Series B, 5.25%, 04/01/19 (ETM)	290	303,914
Metropolitan Transportation Authority RB
4.00%, 11/15/33 (Put 08/15/20)	150	158,322
5.00%, 11/15/24	500	590,790
Series 2015-C, 5.00%, 11/15/34 (Call 11/15/25)	350	407,225
Series A, 0.00%, 11/15/30(a)	850	581,034
Series A, 5.00%, 11/15/18	250	258,583
Series A, 5.00%, 11/15/24 (Call 11/15/22)	250	286,427
Series A, 5.00%, 11/15/37 (PR 11/15/21)	455	511,898
Series A, 5.00%, 11/15/46 (Call 11/15/21)	500	549,265
Series A, 5.50%, 11/15/39 (PR 11/15/18)	700	727,580
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	1,330	1,519,671
Series A-1, 5.00%, 11/15/44 (Call 11/15/23)	350	393,746
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	1,000	1,137,870
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	200	232,222
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	500	600,985
Series B, 5.00%, 11/15/22	600	684,984
Series B, 5.00%, 11/15/34 (PR 11/15/19)	650	692,588
Series B, 5.00%, 11/15/37 (Call 11/15/26)	1,000	1,155,060
Series B, 5.00%, 11/15/44 (Call 05/15/24)	400	450,568
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,182,220
Series B-1, 5.00%, 11/15/46 (Call 11/15/26)	630	729,294
Series C, 5.00%, 11/15/22	410	469,532
Series C, 5.00%, 11/15/41 (PR 11/15/22)	500	558,810
Series C, 5.00%, 11/15/42 (Call 05/15/23)	1,200	1,341,504

331

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Series C, 6.25%, 11/15/23 (Call 11/15/18)	$20	$20,950
Series C, 6.25%, 11/15/23 (PR 11/15/18)	80	83,715
Series C-1, 4.00%, 11/15/35 (Call 05/15/28)	1,000	1,068,560
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	400	424,148
Series C-1, 5.00%, 11/15/25	200	239,368
Series C-2B, 5.00%, 11/15/34 (Put 02/15/20)	250	267,208
Series D, 4.00%, 11/15/32 (Call 11/15/22)	250	262,468
Series D, 5.00%, 11/15/19	690	734,112
Series D, 5.00%, 11/15/25 (Call 11/15/22)	230	262,228
Series D, 5.00%, 11/15/27 (Call 11/15/19)	270	286,778
Series D, 5.00%, 11/15/28 (Call 11/15/22)	500	568,295
Series D, 5.00%, 11/15/30 (Call 11/15/22)	890	1,008,432
Series D, 5.00%, 11/15/30 (Call 11/15/26)	500	590,860
Series D, 5.00%, 11/15/34 (PR 11/15/20)	1,015	1,113,333
Series D, 5.00%, 11/15/38 (Call 11/15/23)	250	284,040
Series D-1, 5.00%, 11/01/22	250	285,145
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	900	1,026,639
Series E, 4.00%, 11/15/38 (Call 11/15/22)	105	109,107
Series E, 5.00%, 11/15/42 (Call 11/15/22)	400	446,852
Series F, 5.00%, 11/15/30 (Call 11/15/22)	250	283,268
MTA Hudson Rail Yards Trust Obligations RB Series A, 5.00%, 11/15/56 (Call 11/15/23)	1,000	1,107,030
Nassau County Interim Finance Authority RB Series SER, 5.00%, 11/15/22	1,035	1,194,804
Nassau County Sewer & Storm Water Finance Authority RB
Series A, 5.13%, 11/01/23 (PR 11/01/18) (BHAC)	250	258,488
Series A, 5.38%, 11/01/28 (PR 11/01/18) (BHAC)	235	243,507
New York City Educational Construction Fund RB Series A, 5.75%, 04/01/41 (Call 04/01/21)	445	496,429
New York City Industrial Development Agency RB
4.50%, 03/01/39 (Call 01/02/18) (FGIC)	270	270,221
5.00%, 03/01/31 (Call 01/02/18) (FGIC)	210	211,466
5.00%, 03/01/36 (Call 01/02/18) (NPFGC)	275	278,471
5.00%, 03/01/46 (Call 01/02/18) (FGIC)	455	459,941
0.94%, 07/01/25 (Put 11/30/17)(b)	300	300,000
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 4.50%, 01/15/38 (Call 01/15/18) (SAW)	235	235,747
Series S-1, 4.75%, 01/15/38 (Call 01/15/18) (SAW)	250	250,915
Series S-1, 5.00%, 01/15/26 (Call 01/15/18) (SAW)	470	472,059
Series S-1, 5.00%, 07/15/32 (Call 07/15/22) (SAW)	340	385,057
Series S-1, 5.00%, 01/15/34 (Call 01/15/18) (SAW)	500	502,105
Series S-1, 5.00%, 07/15/43 (Call 01/15/25) (SAW)	425	488,168
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	560	644,028
Series S-1A, 5.00%, 07/15/33 (Call 07/15/21) (SAW)	420	463,399
Series S-2, 5.00%, 07/15/40 (Call 07/15/25) (SAW)	500	580,145
Series S-3, 5.25%, 01/15/30 (Call 01/15/19) (SAW)	500	520,400
Series S-4, 5.50%, 01/15/39 (Call 01/15/19) (SAW)	500	521,490
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 05/01/29 (PR 05/01/19)	150	157,073
5.00%, 08/01/29 (Call 08/01/24)	500	584,905
5.00%, 05/01/32 (Call 05/01/26)	500	591,340
5.00%, 08/01/36 (Call 08/01/25)	1,000	1,155,880
5.00%, 05/01/40 (Call 05/01/26)	1,000	1,157,290
5.00%, 02/01/41 (Call 02/01/25)	1,400	1,592,640
Series A, 5.00%, 11/01/21	500	560,720
Series A, 5.00%, 11/01/27 (Call 11/01/21)	400	446,808
Series A, 5.00%, 11/01/38 (Call 11/01/23)	350	399,014
Series A-1, 5.00%, 08/01/31 (Call 08/01/24)	340	396,134

Security	Par (000)	Value
New York (continued)
Series A-1, 5.00%, 08/01/33 (Call 08/01/24)	$325	$376,051
Series A-1, 5.00%, 11/01/42 (Call 11/01/23)	400	455,780
Series A-2, 5.00%, 08/01/36 (Call 08/01/27)	1,000	1,179,450
Series A-3, 4.00%, 08/01/43 (Call 08/01/27)	400	427,080
Series B, 5.00%, 11/01/18	1,005	1,038,828
Series B, 5.00%, 11/01/19	400	425,220
Series B, 5.00%, 11/01/20	350	382,634
Series B, 5.00%, 11/01/20 (Call 11/01/19)	125	133,053
Series B, 5.00%, 11/01/20 (PR 11/01/19)	50	53,163
Series B, 5.00%, 11/01/30 (Call 11/01/22)	275	314,490
Series B-1, 4.00%, 08/01/42 (Call 08/01/27)	1,350	1,442,556
Series B-1, 5.00%, 11/01/28 (Call 11/01/25)	500	599,495
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,191,540
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	500	584,100
Series B-1, 5.00%, 11/01/37 (Call 05/01/24)	1,500	1,714,065
Series B-1, 5.00%, 08/01/40 (Call 08/01/26)	500	580,700
Series B-1, 5.00%, 08/01/45 (Call 08/01/27)	1,000	1,163,850
Series C, 5.00%, 11/01/21	500	560,720
Series C, 5.00%, 11/01/25 (Call 05/01/25)	500	603,945
Series C, 5.00%, 11/01/27 (Call 11/01/25)	500	602,310
Series C, 5.00%, 11/01/33 (Call 11/01/20)	430	467,793
Series C, 5.00%, 11/01/39 (Call 11/01/20)	250	271,083
Series D, 5.00%, 11/01/23 (Call 05/01/20)	250	269,690
Series D, 5.00%, 02/01/25 (Call 02/01/21)	155	170,058
Series D, 5.00%, 02/01/27 (Call 02/01/21)	250	274,368
Series D, 5.00%, 02/01/31 (Call 02/01/21)	300	329,631
Series D, 5.00%, 02/01/35 (Call 02/01/21)	500	545,835
Series E, 5.00%, 11/01/23 (Call 05/01/21)	115	127,231
Series E-1, 5.00%, 02/01/29 (Call 02/01/26)	750	894,292
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	500	583,285
Series E-1, 5.00%, 02/01/36 (Call 02/01/27)	1,500	1,756,965
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	200	233,736
Series E-1, 5.00%, 02/01/39 (Call 02/01/26)	500	576,955
Series E-1, 5.00%, 02/01/42 (Call 02/01/22)	250	276,198
Series F-1, 5.00%, 05/01/36 (Call 05/01/27)	1,000	1,175,410
Series F-1, 5.00%, 05/01/39 (Call 05/01/22)	670	747,794
Series I, 5.00%, 05/01/42 (Call 05/01/23)	325	366,558
New York City Trust for Cultural Resources RB 5.00%, 04/01/31 (PR 10/01/18)	500	515,335
New York City Water & Sewer System RB
5.00%, 06/15/26 (Call 06/15/21)	750	832,005
5.00%, 06/15/29 (Call 06/15/18)	160	163,309
5.00%, 06/15/29 (PR 06/15/18)	25	25,498
5.00%, 06/15/31 (Call 06/15/21)	160	176,917
5.00%, 06/15/39 (Call 06/15/25)	1,360	1,574,866
5.00%, 06/15/44 (Call 12/15/21)	500	555,345
5.00%, 06/15/46 (Call 06/15/23)	195	219,176
5.38%, 06/15/43 (Call 12/15/20)	125	137,810
Series A, 5.50%, 06/15/21 (PR 06/15/18)	660	674,890
Series AA, 5.00%, 06/15/44 (Call 06/15/21)	150	164,619
Series BB, 4.00%, 06/15/47 (Call 12/15/22)	400	416,456
Series BB, 5.00%, 06/15/31 (Call 06/15/20)	610	659,178
Series BB, 5.00%, 06/15/46 (Call 06/15/25)	500	567,315
Series BB, 5.00%, 06/15/47 (Call 12/15/22)	460	511,971
Series BB-2, 5.00%, 06/15/32 (Call 06/15/27)	500	596,990
Series CC, 5.00%, 06/15/34 (Call 06/15/18)	200	204,050
Series CC, 5.00%, 06/15/45 (Call 12/15/21)	1,100	1,219,064
Series CC, 5.00%, 06/15/47 (Call 06/15/23)	700	786,016
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	250	271,088
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	1,000	1,126,010

332

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Series DD, 5.00%, 06/15/29 (Call 06/15/24)	$500	$581,425
Series DD, 5.00%, 06/15/34 (Call 06/15/23)	205	233,704
Series DD, 5.00%, 06/15/35 (Call 06/15/23)	505	572,619
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	500	573,585
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	500	572,935
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	1,500	1,739,625
Series EE, 5.00%, 06/15/34 (Call 06/15/22)	500	563,965
Series EE, 5.00%, 06/15/36 (Call 06/15/27)	500	588,705
Series FF, 5.00%, 06/15/25 (Call 06/15/20)	500	541,605
Series FF, 5.00%, 06/15/45 (Call 06/15/22)	950	1,052,847
Series FF-2, 5.00%, 06/15/40 (Call 06/15/19)	250	261,905
Series GG, 5.00%, 06/15/26 (Call 06/15/21)	260	288,428
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	500	580,475
Series GG, 5.00%, 06/15/43 (Call 06/15/21)	280	306,690
Series GG-1, 5.00%, 06/15/39 (Call 06/15/19)	1,675	1,755,551
Series GG-1, 5.25%, 06/15/32 (Call 06/15/19)	750	790,875
Series GG-2, 5.25%, 06/15/40 (Call 06/15/19)	115	121,034
New York City Water & Sewer System RB BAB Series EE, 5.00%, 06/15/18 (ETM)	825	841,442
New York Convention Center Development Corp. RB
5.00%, 11/15/40 (Call 11/15/25)	250	284,360
Series A, 0.00%, 11/15/48(a)	500	153,150
Series A, 5.00%, 11/15/46 (Call 11/15/26)	500	576,260
New York Liberty Development Corp. RB
5.00%, 12/15/41 (Call 12/15/21) (GOI)	1,270	1,403,845
5.25%, 12/15/43 (Call 12/15/21) (GOI)	740	826,595
5.75%, 11/15/51 (Call 11/15/21)	90	102,088
New York Local Government Assistance Corp. RB
Series A, 5.00%, 04/01/18	1,385	1,402,132
Series A, 5.00%, 04/01/19	510	533,598
Series A, 5.00%, 04/01/19 (Call 04/01/18)	1,190	1,204,244
Series A, 5.00%, 04/01/20 (Call 04/01/18)	150	151,895
Series A-5/6, 5.50%, 04/01/19	325	342,160
Series B, 5.00%, 04/01/19 (GOI)	305	319,112
Series-B-7V, 1.02%, 04/01/20 (Put 12/06/17)(b)	200	200,000
New York Municipal Bond Bank Agency RB
4.00%, 12/01/17 (SAW)	710	710,000
5.00%, 12/01/19 (SAW)	50	53,279
5.00%, 12/01/21	1,000	1,124,770
New York Power Authority (The) RB
Series A, 4.50%, 11/15/47 (Call 01/02/18) (NPFGC)	355	355,848
Series A, 5.00%, 11/15/22 (GOI)	350	402,605
Series A, 5.00%, 11/15/38 (Call 11/15/21) (GOI)	410	452,681
Series C, 5.00%, 11/15/20 (Call 01/02/18) (NPFGC)	1,090	1,093,542
Series C, 5.00%, 11/15/21 (Call 01/02/18) (NPFGC)	350	351,134
New York State Dormitory Authority RB
5.00%, 07/01/22 (Call 07/01/18)	500	510,820
5.00%, 07/01/22 (Call 07/01/19)	460	484,003
5.50%, 07/01/23 (NPFGC)	200	235,120
0.94%, 07/01/31 (Put 11/30/17)(b)	125	125,000
0.95%, 11/01/34 (Put 11/30/17)(b)	500	500,000
Series 1, 5.50%, 07/01/40 (AMBAC)	400	542,924
Series A, 5.00%, 05/15/18	685	696,446
Series A, 5.00%, 03/15/20	800	860,262
Series A, 5.00%, 05/15/20	520	562,520
Series A, 5.00%, 12/15/20	150	164,607
Series A, 5.00%, 03/15/21	825	911,765
Series A, 5.00%, 02/15/24	1,000	1,174,650
Series A, 5.00%, 03/15/24	500	592,320
Series A, 5.00%, 12/15/24 (Call 12/15/22)	250	287,530

Security	Par (000)	Value
New York (continued)
Series A, 5.00%, 12/15/25 (Call 12/15/22)	$1,000	$1,148,050
Series A, 5.00%, 02/15/26 (Call 02/15/24)	355	415,872
Series A, 5.00%, 07/01/26	1,000	1,208,160
Series A, 5.00%, 10/01/26	200	247,584
Series A, 5.00%, 10/01/27	500	627,100
Series A, 5.00%, 03/15/28 (Call 03/15/25)	340	402,206
Series A, 5.00%, 03/15/28 (PR 03/15/18)	250	252,655
Series A, 5.00%, 12/15/28 (Call 12/15/22)	575	657,455
Series A, 5.00%, 03/15/30 (Call 03/15/25)	400	469,372
Series A, 5.00%, 12/15/30 (Call 12/15/22)	500	569,900
Series A, 5.00%, 03/15/31 (Call 03/15/25)	1,000	1,169,780
Series A, 5.00%, 03/15/32 (Call 03/15/24)	340	394,250
Series A, 5.00%, 03/15/35 (Call 03/15/25)	500	576,960
Series A, 5.00%, 02/15/36 (Call 02/15/27)	500	586,415
Series A, 5.00%, 07/01/37 (Call 07/01/22)	760	845,906
Series A, 5.00%, 03/15/38 (Call 03/15/23)	500	560,670
Series A, 5.00%, 02/15/40 (Call 08/15/26)	500	579,765
Series A, 5.00%, 07/01/41 (Call 07/01/26)	250	287,347
Series A, 5.00%, 02/15/43 (Call 02/15/23)	500	559,000
Series A, 5.00%, 07/01/43 (Call 07/01/23)	1,025	1,150,183
Series A, 5.00%, 03/15/44 (Call 03/15/24)	500	569,100
Series A, 5.00%, 07/01/45 (Call 07/01/25)	100	112,738
Series A, 5.00%, 07/01/46 (Call 01/01/27)	250	283,300
Series A, 5.00%, 10/01/47	100	136,559
Series A, 5.50%, 07/01/18 (NPFGC-FGIC)	375	384,427
Series A-2, 5.00%, 10/01/46	225	306,076
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	720	838,620
Series B, 5.00%, 02/15/26	1,000	1,210,610
Series B, 5.00%, 03/15/28 (PR 03/15/19)	200	208,710
Series B, 5.00%, 02/15/31 (Call 02/15/25)	1,000	1,168,010
Series B, 5.00%, 03/15/31 (Call 03/15/22)	1,050	1,174,456
Series B, 5.00%, 07/01/33 (PR 07/01/18) (AGC)	105	107,261
Series B, 5.00%, 02/15/34 (Call 02/15/25)	500	577,930
Series B, 5.00%, 02/15/34 (Call 08/15/27)	500	593,765
Series B, 5.00%, 03/15/34 (Call 03/15/22)	440	490,626
Series B, 5.00%, 03/15/35 (Call 03/15/22)	500	556,880
Series B, 5.00%, 02/15/37 (Call 08/15/27)	500	589,110
Series B, 5.00%, 02/15/38 (Call 02/15/25)	500	571,935
Series B, 5.00%, 03/15/42 (Call 03/15/22)	600	664,368
Series C, 5.00%, 03/15/22 (PR 03/15/18)	500	505,310
Series C, 5.00%, 03/15/25 (PR 03/15/18)	525	530,575
Series C, 5.00%, 03/15/29 (Call 03/15/21)	220	242,176
Series C, 5.00%, 03/15/31 (Call 03/15/21)	250	275,535
Series C, 5.00%, 03/15/35 (Call 03/15/24)	500	575,355
Series C, 5.00%, 03/15/41 (Call 03/15/21)	500	545,220
Series D, 5.00%, 02/15/23	200	230,432
Series D, 5.00%, 02/15/25	400	477,688
Series D, 5.00%, 02/15/28 (Call 08/15/26)	200	241,464
Series D, 5.00%, 02/15/40 (Call 02/15/22)	300	332,094
Series D, 5.00%, 02/15/42 (Call 02/15/22)	250	276,323
Series E, 5.00%, 02/15/23	500	576,080
Series E, 5.00%, 02/15/24	1,000	1,174,650
Series E, 5.00%, 03/15/31 (Call 09/15/25)	1,000	1,180,380
Series E, 6.13%, 01/01/31 (Call 01/01/19)	250	262,805
Series F, 5.00%, 10/01/26 (Call 10/01/22) (AGM)	400	456,308
New York State Environmental Facilities Corp. RB
4.00%, 06/15/46 (Call 06/15/26)	800	846,832
5.00%, 06/15/18	100	102,025
5.00%, 06/15/21 (Call 06/15/18)	500	510,310
5.00%, 06/15/47	1,000	1,181,530

333

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Series A, 4.00%, 06/15/26 (Call 06/15/22)	$420	$456,397
Series A, 5.00%, 06/15/18	500	510,125
Series A, 5.00%, 06/15/19	600	632,220
Series A, 5.00%, 06/15/20	415	449,640
Series A, 5.00%, 06/15/22	375	428,036
Series A, 5.00%, 06/15/23 (Call 06/15/22)	640	728,717
Series A, 5.00%, 06/15/24 (Call 06/15/22)	640	728,416
Series A, 5.00%, 06/15/34 (Call 06/15/19)	180	188,964
Series A, 5.00%, 06/15/35 (Call 06/15/27)	1,200	1,427,220
Series A, 5.13%, 06/15/38 (Call 06/15/19)	120	126,182
Series B, 5.00%, 06/15/33 (Call 06/15/18)	500	509,990
Series B, 5.00%, 06/15/41 (Call 06/15/21)	90	98,997
Series D, 5.00%, 06/15/22	520	593,544
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A, 5.00%, 04/01/27 (PR 04/01/18)	750	759,075
Series A-1, 5.00%, 04/01/31 (Call 04/01/21)	200	220,560
New York State Thruway Authority RB
5.00%, 01/01/31 (Call 01/01/25)	250	288,715
5.00%, 01/01/32 (Call 01/01/25)	340	390,993
Series A, 4.00%, 01/01/51 (Call 01/01/26)	585	602,088
Series A, 5.00%, 03/15/18	420	424,507
Series A, 5.00%, 05/01/19	4,200	4,393,788
Series A, 5.00%, 03/15/20	230	247,225
Series A, 5.00%, 03/15/21 (Call 09/15/20)	85	92,705
Series A, 5.00%, 03/15/23 (Call 09/15/21)	250	279,688
Series A, 5.00%, 03/15/26 (PR 09/15/18)	300	308,706
Series A, 5.00%, 03/15/29 (Call 09/15/20)	250	271,525
Series A, 5.00%, 01/01/46 (Call 01/01/26)	500	568,925
Series A, 5.00%, 01/01/51 (Call 01/01/26)	600	674,490
Series A, 5.25%, 01/01/56 (Call 01/01/26)	1,000	1,159,490
Series B, 5.50%, 04/01/20 (AMBAC)	260	283,109
Series C, 5.25%, 03/15/19	250	261,808
Series H, 4.00%, 01/01/18 (NPFGC)	100	100,203
Series H, 5.00%, 01/01/19 (Call 01/02/18) (NPFGC)	400	401,032
Series H, 5.00%, 01/01/21 (Call 01/02/18) (NPFGC)	225	225,614
Series I, 5.00%, 01/01/37 (Call 01/01/22)	300	331,701
Series I, 5.00%, 01/01/42 (Call 01/01/22)	1,000	1,103,210
Series K, 5.00%, 01/01/30 (Call 01/01/25)	465	539,949
New York State Urban Development Corp. RB
5.00%, 12/15/18	195	202,484
5.00%, 03/15/28 (Call 03/15/19)	30	31,268
5.00%, 03/15/28 (PR 03/15/19)	220	229,438
Series A, 5.00%, 03/15/19	725	756,951
Series A, 5.00%, 03/15/20	1,000	1,074,890
Series A, 5.00%, 03/15/22	145	163,902
Series A, 5.00%, 03/15/23	1,570	1,811,686
Series A, 5.00%, 03/15/25	350	418,446
Series A, 5.00%, 03/15/29 (Call 09/15/25)	750	891,135
Series A, 5.00%, 03/15/31 (Call 03/15/21)	250	274,695
Series A, 5.00%, 03/15/31 (Call 03/15/26)	400	471,744
Series A, 5.00%, 03/15/32 (Call 03/15/26)	600	704,682
Series A, 5.00%, 03/15/32 (Call 03/15/27)	500	595,185
Series A, 5.00%, 03/15/35 (Call 09/15/25)	350	407,204
Series A, 5.00%, 03/15/35 (Call 03/15/26)	200	232,632
Series A-1, 5.00%, 03/15/21	450	496,872
Series A-1, 5.00%, 03/15/22	400	452,144
Series A-1, 5.00%, 03/15/28 (Call 03/15/23)	520	596,950
Series A-1, 5.00%, 03/15/43 (Call 03/15/23)	240	268,742
Series A-3, 0.99%, 03/15/33 (Put 11/30/17)(b)	2,700	2,700,000

Security	Par (000)	Value
New York (continued)
Series B, 5.00%, 01/01/18	$120	$120,340
Series B, 5.00%, 01/01/21 (Call 07/01/18)	750	765,660
Series B-1, 5.00%, 03/15/36 (PR 03/15/19)	250	260,725
Series B-1, 5.25%, 03/15/38 (PR 03/15/19)	120	125,527
Series C, 5.00%, 03/15/24 (Call 03/15/23)	700	810,425
Series D, 5.25%, 01/01/20 (Call 01/01/19)	650	676,526
Series D, 5.50%, 01/01/19	400	417,168
Series D, 5.63%, 01/01/28 (Call 01/01/19)	400	417,568
Series E, 5.00%, 03/15/25 (Call 03/15/23)	100	115,502
Onondaga County Trust for Cultural Resources RB Series A, 0.92%, 12/01/29 (Put 11/30/17)(b)	415	415,000
Port Authority of New York & New Jersey RB
4.00%, 09/15/31 (Call 09/15/19)	500	514,555
4.00%, 12/01/31 (Call 06/01/22) (GOI)	250	269,258
4.00%, 06/01/32 (Call 06/01/22)	170	182,266
4.00%, 12/15/40 (Call 06/15/24)	400	418,480
4.00%, 06/15/44 (Call 06/15/24)	250	261,100
4.50%, 09/15/39 (Call 09/15/19) (GOI)	475	495,401
4.75%, 07/15/31 (Call 07/15/18) (GOI)	200	204,116
4.75%, 07/15/32 (Call 07/15/18) (GOI)	130	132,595
5.00%, 09/01/34 (Call 09/01/24) (GOI)	250	287,875
5.00%, 07/15/35 (Call 07/15/18) (GOI)	200	204,558
5.00%, 09/01/36 (Call 09/01/24) (GOI)	400	458,468
5.00%, 09/15/36 (Call 09/15/19) (GOI)	200	211,232
5.00%, 01/15/41 (Call 01/15/21) (GOI)	250	272,133
5.00%, 10/15/47 (Call 04/15/27)	750	872,302
5.00%, 04/15/57 (Call 04/15/27)	500	574,490
Series 163, 5.00%, 07/15/32 (Call 07/15/20) (GOI)	275	297,146
Series 190, 5.00%, 05/01/33 (Call 05/01/20)	250	268,400
Series 194, 5.00%, 10/15/29 (Call 10/15/25)	1,000	1,193,980
Series 194, 5.00%, 10/15/34 (Call 10/15/25)	500	585,610
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	500	582,130
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	1,000	1,164,440
Series 198, 5.25%, 11/15/56 (Call 11/15/26)	500	585,560
Series 5, 5.38%, 03/01/28 (GOI)	500	604,745
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/18	1,250	1,291,012
Series A, 5.00%, 10/15/19	935	995,270
Series A, 5.00%, 10/15/20	1,535	1,680,042
Series A, 5.00%, 10/15/21	250	280,920
Series A, 5.00%, 10/15/23	300	352,278
Series A, 5.00%, 10/15/24	1,750	2,093,787
Series A, 5.00%, 10/15/28 (Call 10/15/24)	1,750	2,080,172
Series A, 5.00%, 10/15/30 (Call 10/15/24)	750	888,337
Series A, 5.00%, 10/15/31 (Call 10/15/24)	1,385	1,629,813
State of New York GO
Series A, 5.00%, 02/15/34 (Call 02/15/19)	475	494,294
Series A, 5.00%, 02/15/39 (Call 02/15/19)	450	467,131
Suffolk County Water Authority RB 4.00%, 06/01/31
(Call 06/01/25)	1,000	1,091,890
Syracuse Industrial Development Agency RB
Series A-1, 0.92%, 07/01/37 (Put 12/01/17)(b)	100	100,000
Series A-2, 0.92%, 12/01/37 (Put 12/01/17)(b)	200	200,000
Triborough Bridge & Tunnel Authority RB
Series A, 0.00%, 11/15/30(a)	445	299,948
Series A, 0.00%, 11/15/32(a)	200	124,436
Series A, 5.00%, 11/15/19 (PR 05/15/18) (GOI)	250	254,210
Series A, 5.00%, 11/15/22	150	171,704

334

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Series A, 5.00%, 01/01/23 (PR 01/01/22)	$75	$84,862
Series A, 5.00%, 11/15/24	200	238,306
Series A, 5.00%, 11/15/24 (Call 05/15/23)	125	144,961
Series A, 5.00%, 11/15/27 (Call 05/15/23)	500	577,045
Series A, 5.00%, 01/01/28 (PR 01/01/22)	350	396,021
Series A, 5.00%, 11/15/37 (PR 05/15/18) (GOI)	2,350	2,389,574
Series A, 5.00%, 11/15/40 (Call 05/15/25)	250	286,013
Series A, 5.00%, 11/15/46 (Call 05/15/26)	1,375	1,586,599
Series A, 5.00%, 11/15/47 (Call 05/15/27)	1,500	1,745,175
Series A, 5.25%, 01/01/28 (PR 01/01/22) (GOI)	425	485,052
Series B, 0.00%, 11/15/32(a)	700	438,095
Series B, 4.00%, 11/15/21	200	217,168
Series B, 5.00%, 11/15/19	675	718,956
Series B, 5.00%, 11/15/20	765	838,654
Series B, 5.00%, 11/15/21	400	449,532
Series B, 5.00%, 11/15/22	500	574,380
Series B, 5.00%, 11/15/25 (Call 11/15/22)	710	812,368
Series B, 5.00%, 11/15/27 (Call 11/15/22)	415	474,416
Series B, 5.00%, 11/15/31 (Call 05/15/27)	1,000	1,198,950
Series B, 5.00%, 11/15/35 (Call 05/15/27)	325	383,692
Series B, 5.00%, 11/15/37 (Call 05/15/27)	400	470,056
Series B, 5.00%, 11/15/38 (Call 05/15/27)	250	293,335
Series B, 5.50%, 01/01/30 (PR 01/01/22) (GOI)	945	1,066,707
Series C, 5.00%, 11/15/38 (Call 11/15/18)	210	217,088
Series C, 5.00%, 11/15/38 (PR 11/15/18)	340	351,965
Series D, 5.00%, 11/15/31 (Call 11/15/18)	250	258,150
Series D, 5.00%, 11/15/31 (PR 11/15/18)	400	414,076
Series E, 5.50%, 11/15/19 (NPFGC)	255	273,684
Utility Debt Securitization Authority RB
5.00%, 12/15/32 (Call 12/15/25)	1,000	1,198,560
5.00%, 12/15/35 (Call 12/15/25)	600	717,192

Security	Par (000)	Value
New York (continued)
5.00%, 12/15/37 (Call 12/15/25)	$750	$886,845
5.00%, 12/15/39 (Call 12/15/27)	1,200	1,438,764
Series A, 5.00%, 12/15/35 (Call 06/15/26)	375	444,086
Series B, 5.00%, 06/15/20 (Call 06/15/18)	250	255,103
Series B, 5.00%, 12/15/22 (Call 12/15/20)	505	554,803
Series B, 5.00%, 06/15/23 (Call 06/15/21)	600	668,220
Series B, 5.00%, 12/15/24 (Call 12/15/22)	200	230,128
Series TE, 5.00%, 12/15/29 (Call 12/15/23)	1,250	1,465,137
Series TE, 5.00%, 12/15/30 (Call 12/15/23)	750	877,222
Series TE, 5.00%, 12/15/35 (Call 12/15/23)	1,000	1,150,000
Series TE, 5.00%, 12/15/41 (Call 12/15/23)	1,995	2,282,180
Westchester County Industrial Development Agency RB 0.95%, 11/01/24 (Put 12/07/17)(b)	100	100,000

		281,937,453

Total Municipal Debt Obligations — 99.9% (Cost: $277,628,321)		281,937,453

Total Investments in Securities — 99.9% (Cost: $277,628,321)		281,937,453
Other Assets, Less Liabilities — 0.1%		205,844

Net Assets — 100.0%		$282,143,297

(a)	Zero-coupon bond.
(b)	Variable rate security that is payable on demand on each reset date. Rate shown is the rate in effect at period end.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$281,937,453	$—	$281,937,453

	$—	$281,937,453	$—	$281,937,453

Portfolio Abbreviations — Fixed Income

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
BAB	Build America Bond
BHAC	Berkshire Hathaway Assurance Corp.
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
GOI	General Obligation of the Issuer
GOL	General Obligation Limited
NPFGC	National Public Finance Guarantee Corp.
NPFGC-FGIC	National Public Finance Guarantee Corp. — Financial Guaranty Insurance Co.
PR	Prerefunded

Portfolio Abbreviations — Fixed Income (continued)

RB	Revenue Bond
SAW	State Aid Withholding

335

Schedule of Investments (unaudited) November 30, 2017	iShares® Short Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government & Agency Obligations

U.S. Government Obligations — 99.5%
U.S. Treasury Bill
0.97%, 12/07/17(a)	$2,662	$2,661,574
1.08%, 01/04/18(a)	355,088	354,719,103
1.13%, 12/28/17(a)	2,247	2,245,121
1.13%, 02/01/18(a)	255,856	255,337,996
1.25%, 03/01/18(a)	1,218,523	1,214,722,731
1.29%, 03/29/18(a)	5,088	5,066,653
1.30%, 04/05/18(a)	5,088	5,065,210
1.31%, 04/12/18(a)	5,088	5,063,794
1.33%, 05/03/18(a)	5,088	5,059,618
1.42%, 05/24/18(a)	5,088	5,053,633
1.43%, 05/31/18(a)	15,072	14,964,963
1.56%, 09/13/18(a)	5,088	5,026,097
U.S. Treasury Note/Bond
0.63%, 04/30/18	307,141	306,169,190
0.75%, 12/31/17	141,888	141,839,040
0.75%, 02/28/18	69,608	69,512,637
0.75%, 03/31/18	27,839	27,781,364
0.75%, 04/15/18	219,272	218,783,776
0.88%, 03/31/18	158,850	158,589,388
0.88%, 07/15/18	98,098	97,710,973
0.88%, 10/15/18	38,536	38,283,108
1.00%, 12/31/17	33,405	33,400,242
1.00%, 03/15/18	27,199	27,174,650
1.00%, 05/15/18	48,664	48,568,879
1.00%, 05/31/18	36,820	36,735,141
1.00%, 08/15/18	286,881	285,760,371
1.13%, 06/15/18	257,034	256,562,101
1.25%, 11/15/18	77,538	77,226,031
1.25%, 11/30/18	436,992	435,097,229
1.38%, 07/31/18	268,736	268,442,070

Security	Par/ Shares (000)	Value
U.S. Government Obligations (continued)
1.38%, 09/30/18	$198,474	$198,047,599
1.38%, 12/31/18	163,766	163,196,658
1.50%, 08/31/18	242,162	242,001,190
1.50%, 12/31/18	50,224	50,114,135
1.75%, 10/31/18	10,152	10,159,138
2.38%, 05/31/18	109,812	110,296,717
2.38%, 06/30/18	108,019	108,559,095
2.63%, 01/31/18	340,355	341,122,963
2.63%, 04/30/18	5,160	5,185,195
2.75%, 12/31/17	333,443	333,868,423
2.75%, 02/28/18	420,140	421,623,636
2.88%, 03/31/18	283,797	285,192,489

Total U.S. Government & Agency Obligations — 99.5% (Cost: $6,677,250,845)		6,671,989,921

Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(b)(c)	178,653	178,652,569

Total Money Market Funds — 2.6% (Cost: $178,613,562)		178,652,569

Total Investments in Securities — 102.1% (Cost: $6,855,864,407)		6,850,642,490
Other Assets, Less Liabilities — (2.1)%		(143,745,151)

Net Assets — 100.0%		$6,706,897,339

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/17 (000)	Net Activity (000)	Shares Held at 11/30/17 (000)	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	278,392	(99,739)	178,653	$178,652,569	$739,641	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government & Agency Obligations	$—	$6,671,989,921	$—	$6,671,989,921
Money Market Funds	178,652,569	—	—	178,652,569

	$178,652,569	$6,671,989,921	$—	$6,850,642,490

336

Schedule of Investments (unaudited) November 30, 2017	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations

Alabama — 0.5%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/18	$490	$502,960
5.00%, 09/01/19	500	528,095
5.00%, 09/01/20	500	543,440
Series A, 5.00%, 09/01/18	400	411,092
Alabama Public School & College Authority RB
5.00%, 12/01/25 (PR 12/01/17)	1,055	1,055,000
Series A, 5.00%, 05/01/19	650	680,927
Series A, 5.00%, 05/01/29 (PR 05/01/19)	1,000	1,047,430
Series B, 5.00%, 01/01/20	1,500	1,603,665
Series B, 5.00%, 01/01/21	1,000	1,097,820
Series B, 5.00%, 01/01/22	400	449,736

		7,920,165
Arizona — 1.8%
Arizona School Facilities Board COP
Series A, 5.00%, 09/01/19	2,125	2,245,169
Series A, 5.00%, 09/01/20	500	543,725
Series A, 5.00%, 09/01/21	1,000	1,114,110
Arizona Transportation Board RB
5.00%, 07/01/21	1,000	1,113,610
Series A, 5.00%, 07/01/22 (PR 07/01/20)	1,000	1,084,370
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/18	1,400	1,430,142
5.00%, 07/01/19	1,425	1,498,901
Series B, 5.00%, 07/01/20	500	542,050
Maricopa County Community College District GO
5.00%, 07/01/20	1,675	1,818,078
5.00%, 07/01/21	3,000	3,343,050
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/23	1,000	1,150,860
Series A, 5.00%, 01/01/20 (PR 01/01/18)	1,970	1,975,575
Series A, 5.00%, 01/01/21 (PR 01/01/18)	1,500	1,504,245
Series A, 5.00%, 01/01/22	1,500	1,687,770
Series A, 5.00%, 01/01/38 (PR 01/01/18)	2,390	2,396,764
Series B, 4.00%, 01/01/18	2,770	2,775,706
Series B, 5.00%, 12/01/19	1,200	1,278,684

		27,502,809
Arkansas — 0.1%
State of Arkansas GO 4.00%, 06/15/20	1,950	2,063,607

California — 18.6%
Acalanes Union High School District GO Series B, 0.00%, 08/01/46 (PR 08/01/21)(a)	4,150	646,611
Bay Area Toll Authority RB
1.38%, 04/01/53 (Call 10/01/19)	3,000	2,967,030
2.10%, 04/01/45 (Call 10/01/21)	1,500	1,507,140
Series C, 1.88%, 04/01/47 (Call 10/01/18)	3,100	3,108,711
Series F-1, 4.00%, 04/01/18	800	807,384
Series F-1, 5.00%, 04/01/39 (PR 04/01/18)	2,925	2,961,358
Series F-1, 5.13%, 04/01/39 (PR 04/01/19)	3,220	3,374,689
Series F-1, 5.25%, 04/01/24 (PR 04/01/19)	1,000	1,049,670
Series F-1, 5.63%, 04/01/44 (PR 04/01/19)	5,000	5,272,850
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/21	750	844,230
5.00%, 10/01/22	700	808,255

Security	Par (000)	Value
California (continued)
California State Public Works Board RB
Series F, 5.00%, 05/01/18	$1,225	$1,243,889
Series F, 5.00%, 09/01/18	1,000	1,027,650
Series F, 5.00%, 05/01/20	1,000	1,077,530
Series F, 5.00%, 05/01/21	725	802,111
Series G, 5.00%, 01/01/19	1,000	1,038,050
Series G, 5.00%, 01/01/20	1,000	1,067,410
Series G, 5.00%, 01/01/21	1,580	1,733,055
Series H, 5.00%, 12/01/19	1,500	1,596,840
Series I-1, 6.13%, 11/01/29 (PR 11/01/19)	1,500	1,629,420
Series I-1, 6.38%, 11/01/34 (PR 11/01/19)	4,000	4,363,840
California State University RB
Series B-1, 3.00%, 11/01/47 (Call 05/01/19)	500	509,355
Series B-2, 4.00%, 11/01/49 (Call 05/01/21)	500	538,610
Chabot-Las Positas Community College District GO
Series A, 4.00%, 08/01/20	1,250	1,330,112
City of Long Beach CA Harbor Revenue RB Series C,
5.00%, 11/15/18	1,850	1,914,750
City of Los Angeles CA GO
Series B, 5.00%, 09/01/18	3,000	3,085,230
Series B, 5.00%, 09/01/20	540	589,955
City of Los Angeles CA Wastewater System Revenue RB Series A, 5.00%, 06/01/19	710	746,842
City of San Francisco CA Public Utilities Commission Water Revenue RB 5.00%, 11/01/22	1,455	1,678,692
Eastern Municipal Water District COP Series H, 5.00%, 07/01/35 (PR 07/01/18)	5,000	5,106,150
El Camino Community College District GO Series C, 0.00%, 08/01/20(a)	775	739,730
Foothill-De Anza Community College District GO Series C, 5.00%, 08/01/40 (PR 08/01/21)	2,110	2,365,479
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/19	500	528,630
Series A, 5.00%, 08/01/20	775	845,199
Series A, 6.00%, 08/01/33 (PR 08/01/19)	645	692,788
Series E-1, 5.00%, 08/01/33 (PR 08/01/18)	2,000	2,049,120
Series F-1, 5.00%, 08/01/33 (PR 08/01/18)	1,360	1,393,402
Los Angeles County Metropolitan Transportation Authority RB Series A, 5.00%, 07/01/21	3,000	3,358,560
Los Angeles Department of Water & Power System Revenue RB
Series A, 4.00%, 07/01/21	1,275	1,380,901
Series A, 5.00%, 07/01/18	2,965	3,029,696
Series A, 5.00%, 07/01/19	2,110	2,224,848
Series A, 5.00%, 07/01/20	300	326,184
Series A, 5.00%, 07/01/21	1,000	1,117,670
Series B, 5.00%, 12/01/18 (Call 11/01/18)	3,350	3,464,000
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/19	1,000	1,054,430
Series A, 5.00%, 07/01/21	3,000	3,353,010
Series A, 5.00%, 07/01/22	2,000	2,290,240
Series A-1, 5.00%, 07/01/21	1,000	1,117,670
Series A-2, 5.50%, 07/01/18 (FGIC)	1,190	1,219,500
Series B, 5.00%, 07/01/18	4,000	4,087,720
Series C, 5.00%, 07/01/19	1,300	1,370,759
Series C, 5.00%, 07/01/20	1,510	1,641,793
Metropolitan Water District of Southern California RB
Series B, 5.00%, 08/01/20 (Call 07/01/20)	2,000	2,176,680
Series B, 5.00%, 08/01/22 (Call 07/01/22)	1,000	1,148,450

337

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
Series C, 5.00%, 07/01/18	$400	$408,796
Series C, 5.00%, 07/01/19	205	216,257
New Haven Unified School District GO
5.00%, 08/01/18 (AGC)	120	123,043
5.00%, 08/01/18 (ETM) (AGC)	80	81,965
San Bernardino Community College District GO Series A, 6.25%, 08/01/33 (PR 08/01/18)	500	516,365
San Diego County Water Authority Financing Corp. COP Series 2008, 5.00%, 05/01/38 (PR 05/01/18) (AGM)	5,000	5,077,900
San Diego Public Facilities Financing Authority Sewer Revenue RB
Series A, 5.00%, 05/15/21	1,000	1,115,720
Series A, 5.25%, 05/15/34 (PR 05/15/19)	6,500	6,852,430
Series A, 5.25%, 05/15/39 (PR 05/15/19)	3,500	3,689,770
San Diego Unified School District/CA GO Series A, 0.00%, 07/01/22(a)	1,000	908,030
San Francisco City & County Airport Commission San Francisco International Airport RB Second Series A, 5.00%, 05/01/21	1,000	1,112,330
Southern California Public Power Authority RB Series 1, 2.00%, 07/01/36 (Call 04/01/20)	1,000	1,007,940
State of California Department of Water Resources Power Supply Revenue RB
Series F-3, 5.00%, 05/01/20 (PR 05/01/18)	600	609,348
Series H, 5.00%, 05/01/22 (PR 05/01/18) (AGM)	1,290	1,310,098
Series K, 5.00%, 05/01/18	3,000	3,046,740
Series L, 5.00%, 05/01/18	1,700	1,726,486
Series L, 5.00%, 05/01/19	5,570	5,843,765
Series L, 5.00%, 05/01/20	3,660	3,960,010
Series L, 5.00%, 05/01/22 (Call 05/01/20)	1,000	1,081,730
Series M, 4.00%, 05/01/19	300	310,581
Series M, 5.00%, 05/01/19	350	367,203
Series N, 5.00%, 05/01/19	200	209,830
Series N, 5.00%, 05/01/20	2,530	2,737,384
Series O, 5.00%, 05/01/21	6,045	6,726,151
Series O, 5.00%, 05/01/22	6,725	7,669,795
State of California Department of Water Resources RB 5.00%, 12/01/27 (PR 06/01/18)	1,550	1,579,016
State of California GO
3.00%, 12/01/32 (Call 06/01/19)	1,250	1,275,687
4.00%, 11/01/19	5,000	5,226,500
4.00%, 12/01/30 (Call 06/01/21)	300	322,344
5.00%, 03/01/18	2,000	2,018,280
5.00%, 04/01/18	2,000	2,024,540
5.00%, 09/01/18	1,000	1,027,580
5.00%, 10/01/18	325	334,939
5.00%, 11/01/18	1,000	1,033,570
5.00%, 12/01/18	1,000	1,036,540
5.00%, 02/01/19	3,885	4,042,770
5.00%, 04/01/19	4,000	4,183,440
5.00%, 08/01/19	2,720	2,873,000
5.00%, 08/01/19 (Call 01/02/18)	5	5,013
5.00%, 10/01/19	425	451,116
5.00%, 11/01/19	750	798,022
5.00%, 02/01/20	4,100	4,395,405
5.00%, 03/01/20	1,000	1,074,780
5.00%, 08/01/20	4,900	5,329,142
5.00%, 09/01/20	1,500	1,634,970

Security	Par (000)	Value
California (continued)
5.00%, 10/01/20	$500	$546,326
5.00%, 11/01/20	885	969,102
5.00%, 02/01/21	1,000	1,102,660
5.00%, 03/01/21 (Call 03/01/20)	1,300	1,395,121
5.00%, 08/01/21	5,000	5,584,600
5.00%, 09/01/21	8,395	9,394,928
5.00%, 04/01/22	1,000	1,134,780
5.00%, 05/01/22	2,500	2,843,225
5.00%, 08/01/22	1,610	1,840,729
5.00%, 09/01/22	3,000	3,435,840
5.00%, 11/01/22	2,000	2,298,320
5.25%, 02/01/23	1,715	2,001,491
5.50%, 04/01/18	8,415	8,531,800
5.50%, 04/01/19	4,490	4,725,276
6.00%, 02/01/18 (AMBAC)	755	760,723
Series A, 5.00%, 07/01/18 (ETM)	6,850	6,999,467
Series A, 5.00%, 07/01/19 (ETM)	6,780	7,152,290
Series A, 5.00%, 07/01/20 (PR 07/01/19)	11,355	11,978,503
Series A, 5.25%, 07/01/21 (PR 07/01/19)	5,275	5,585,118
Series B, 5.00%, 09/01/18	1,000	1,027,580
Series B, 5.00%, 09/01/19	2,000	2,117,720
Series B, 5.00%, 09/01/20	1,830	1,994,663
University of California RB
Series AF, 5.00%, 05/15/18	750	762,907
Series AF, 5.00%, 05/15/20	1,000	1,084,030
Series AT, 1.40%, 05/15/46 (Call 11/15/20)	500	492,520
Series E, 5.00%, 05/15/21 (Call 05/15/20)	1,635	1,771,572
Series I, 5.00%, 05/15/18	3,000	3,051,090

		285,362,580
Colorado — 0.3%
Denver City & County School District No. 1 GO Series B, 5.00%, 12/01/26 (PR 12/01/22) (SAW)	910	1,047,956
E-470 Public Highway Authority RB Series B, 0.00%, 09/01/18 (NPFGC)(a)	3,000	2,968,470

		4,016,426
Connecticut — 1.8%
Connecticut State Health & Educational Facility Authority RB
Series A, 1.30%, 07/01/48	2,000	1,984,320
Series A, 1.38%, 07/01/35	1,250	1,249,962
Series A-1, 1.00%, 07/01/42	850	840,267
Series A-1, 5.00%, 07/01/42	1,700	1,934,651
Series A-4, 1.20%, 07/01/49	1,000	994,510
Series U, 1.00%, 07/01/33	1,500	1,488,195
State of Connecticut GO
5.00%, 08/01/19	1,000	1,051,350
Series A, 5.00%, 10/15/18	2,500	2,575,425
Series A, 5.00%, 04/15/22	545	605,272
Series B, 5.00%, 05/15/20	500	535,895
Series B, 5.00%, 05/15/21	500	546,750
Series B, 5.25%, 06/01/19 (AMBAC)	500	525,125
Series C, 5.00%, 06/01/18	1,250	1,272,100
Series D, 5.00%, 11/01/18	2,000	2,062,520
Series E, 4.00%, 10/15/19	1,000	1,039,010
Series E, 5.00%, 10/15/21	500	551,185
Series F, 5.00%, 11/15/20	1,000	1,084,840
Series G, 5.00%, 11/01/20	1,500	1,625,610
Series G, 5.00%, 11/01/21	1,000	1,103,110

338

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Connecticut (continued)
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/20	$2,500	$2,697,875
Series A, 5.00%, 09/01/21	1,000	1,107,600
State of Connecticut Special Tax Revenue ST Series 1, 5.00%, 02/01/18	300	301,806

		27,177,378
District of Columbia — 0.6%
District of Columbia GO
Series A, 5.00%, 06/01/20	2,135	2,310,518
Series A, 5.00%, 06/01/22	2,000	2,278,680
Series B, 5.25%, 06/01/18 (AMBAC)	2,950	3,007,643
District of Columbia Water & Sewer Authority RB Series A, 5.00%, 10/01/34 (PR 10/01/18) (AGC)	2,100	2,162,979

		9,759,820
Florida — 2.7%
Central Florida Expressway Authority RB 1.63%, 01/01/19 (Call 01/02/18)	1,000	999,940
County of Miami-Dade FL Aviation Revenue RB Series B, 5.50%, 10/01/36 (PR 10/01/19)	8,000	8,566,240
County of Miami-Dade FL GO Series B-1, 5.75%, 07/01/33 (PR 07/01/18)	2,400	2,461,512
County of Miami-Dade FL Water & Sewer System Revenue RB 5.00%, 10/01/22	2,000	2,278,560
Florida Municipal Power Agency RB
Series A, 5.00%, 10/01/21	1,900	2,115,517
Series A, 5.25%, 10/01/19	235	249,617
Series A, 6.25%, 10/01/31 (PR 10/01/19)	4,350	4,716,357
Florida’s Turnpike Enterprise RB Series B, 5.00%, 07/01/18 .	3,000	3,063,690
Orlando Utilities Commission RB Series A, 5.00%, 10/01/18.	3,000	3,091,230
State of Florida GO
Series A, 5.00%, 06/01/18	1,000	1,018,170
Series A, 5.00%, 06/01/19	2,300	2,415,161
Series A, 5.00%, 06/01/20	2,000	2,165,440
Series C, 5.00%, 06/01/19	1,555	1,632,859
Series D, 5.00%, 06/01/22	1,000	1,138,870
Series E, 5.00%, 06/01/21	1,215	1,350,801
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/18	530	541,686
Series A, 5.00%, 07/01/19	2,500	2,634,050
Series A, 5.00%, 07/01/20	1,000	1,082,520
Series C, 5.00%, 07/01/18	570	582,568
Tampa Bay Water RB Series B, 5.00%, 10/01/19 (ETM)	150	159,059

		42,263,847
Georgia — 4.1%
City of Atlanta Department of Aviation RB
Series A, 5.00%, 01/01/19	2,225	2,306,747
Series A, 5.00%, 01/01/21	1,000	1,096,560
Series B, 5.00%, 01/01/21 (Call 01/01/20)	1,000	1,066,350
City of Atlanta GA Water & Wastewater Revenue RB
Series A, 6.00%, 11/01/27 (PR 11/01/19)	3,515	3,804,495
Series A, 6.00%, 11/01/28 (PR 11/01/19)	3,000	3,247,080
Series A, 6.25%, 11/01/34 (PR 11/01/19)	3,000	3,261,120
Series A, 6.25%, 11/01/39 (PR 11/01/19)	4,610	5,011,254
Georgia State Road & Tollway Authority RB
Series A, 5.00%, 03/01/20 (GTD)	1,000	1,075,240
Series A, 5.00%, 03/01/21 (GTD)	410	453,444
Series B, 5.00%, 06/01/18	900	916,578
Series B, 5.00%, 06/01/20	900	971,235
Series B, 5.00%, 06/01/21	500	553,375

Security	Par (000)	Value
Georgia (continued)
Gwinnett County School District GO
5.00%, 08/01/20 (SAW)	$2,110	$2,295,933
5.00%, 08/01/21 (SAW)	2,000	2,235,360
5.00%, 02/01/22	800	905,192
5.00%, 08/01/22 (SAW)	1,250	1,430,950
Municipal Electric Authority of Georgia RB
Series A, 5.00%, 01/01/21	1,000	1,088,400
Series B, 5.00%, 01/01/20	2,860	3,040,123
Series D, 5.75%, 01/01/19 (Call 07/01/18)	1,120	1,147,070
Series D, 5.75%, 01/01/19 (PR 07/01/18)	740	758,537
State of Georgia GO
Series A-1, 5.00%, 02/01/19	2,610	2,715,992
Series A-1, 5.00%, 02/01/22	1,225	1,384,495
Series B, 5.00%, 07/01/21 (PR 07/01/18)	750	766,013
Series C, 4.00%, 09/01/22	200	220,004
Series C, 4.00%, 10/01/22	1,000	1,101,220
Series C, 5.00%, 07/01/19	1,500	1,580,430
Series C, 5.00%, 10/01/20	2,425	2,648,973
Series C, 5.00%, 07/01/21	2,000	2,228,700
Series C, 5.00%, 10/01/21	1,000	1,120,900
Series E-2, 4.00%, 09/01/19	3,100	3,229,394
Series I, 5.00%, 07/01/18	2,375	2,426,134
Series I, 5.00%, 07/01/19	2,500	2,634,050
Series I, 5.00%, 07/01/20	4,000	4,338,520

		63,059,868
Hawaii — 0.8%
City & County Honolulu HI Wastewater System Revenue RB Series A, 5.25%, 07/01/36 (PR 07/01/21)	1,000	1,122,610
City & County of Honolulu HI GO Series B, 5.25%, 07/01/19 (AGM)	1,135	1,200,263
State of Hawaii GO
Series DY, 5.00%, 02/01/18	250	251,503
Series DY, 5.00%, 02/01/19	1,020	1,061,422
Series DZ, 5.00%, 12/01/19 (ETM)	590	628,568
Series DZ-2017, 5.00%, 12/01/19 (ETM)	530	564,646
Series DZ-2017, 5.00%, 12/01/19 (ETM)	20	21,307
Series EA, 5.00%, 12/01/17	3,825	3,825,000
Series EA, 5.00%, 12/01/18	2,000	2,073,080
Series EF, 5.00%, 11/01/18	600	620,142
Series EH, 5.00%, 08/01/21 (ETM)	675	753,415
Series EH-2017, 5.00%, 08/01/21	315	351,354
Series EH-2017, 5.00%, 08/01/21 (ETM)	10	11,162

		12,484,472
Illinois — 3.6%
Chicago O’Hare International Airport RB
Series 2015-B, 5.00%, 01/01/20	500	532,860
Series 2015-B, 5.00%, 01/01/21	500	547,175
Series A, 5.00%, 01/01/33 (PR 01/01/18) (AGM)	5,000	5,014,150
Series B, 5.00%, 01/01/18	2,200	2,206,380
Series B, 5.00%, 01/01/19	500	518,530
Series B, 5.00%, 01/01/20	300	319,716
Series B, 5.25%, 01/01/18 (NPFGC)	500	501,525
Series B, 6.00%, 01/01/41 (PR 01/01/21)	2,000	2,256,560
Illinois State Toll Highway Authority RB
Series A, 5.00%, 12/01/19	1,000	1,064,760
Series A, 5.00%, 12/01/22	1,000	1,140,820
Series B, 5.00%, 12/01/17	1,800	1,800,000
Series B, 5.50%, 01/01/33 (PR 01/01/18)	2,000	2,006,400
Series D, 5.00%, 01/01/21	600	656,802

339

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/18 (NPFGC-FGIC)(a)	$500	$493,090
State of Illinois GO
4.00%, 02/01/18	500	501,605
4.00%, 07/01/18	620	627,080
5.00%, 01/01/18	1,630	1,633,782
5.00%, 08/01/18	1,690	1,722,955
5.00%, 01/01/19 (AGM)	600	617,544
5.00%, 01/01/19	500	514,515
5.00%, 02/01/19	1,000	1,031,010
5.00%, 01/01/20 (AGM)	400	422,588
5.00%, 02/01/20	1,500	1,565,385
5.00%, 08/01/20	1,500	1,575,255
5.00%, 02/01/21	1,500	1,581,825
5.00%, 07/01/21	425	449,608
5.00%, 02/01/22	1,675	1,777,359
Series A, 5.00%, 11/01/18	6,000	6,159,480
Series A, 5.00%, 12/01/22	1,500	1,605,270
Series D, 5.00%, 11/01/20	3,900	4,103,346
Series D, 5.00%, 11/01/21	3,900	4,139,655
Series D, 5.00%, 11/01/22	4,000	4,247,920
State of Illinois RB 5.00%, 06/15/18	2,025	2,060,680

		55,395,630
Indiana — 0.1%
Indiana University RB 5.00%, 06/01/38 (PR 06/01/18)	1,000	1,018,320

Iowa — 0.1%
Iowa Finance Authority RB 5.00%, 08/01/20	560	609,347
State of Iowa RB Series A, 5.00%, 06/01/28 (PR 06/01/19)	1,520	1,596,335

		2,205,682
Kansas — 0.5%
State of Kansas Department of Transportation RB
Series A, 5.00%, 09/01/22	2,510	2,875,883
Series A, 5.50%, 03/01/19 (AGM)	3,205	3,361,628
Series B, 5.00%, 09/01/19	225	238,084
Series C, 5.00%, 09/01/20	750	817,905

		7,293,500
Kentucky — 0.1%
Kentucky Asset Liability Commission RB First Series, 5.25%, 09/01/19 (NPFGC)	700	742,077
Kentucky State Property & Building Commission RB 5.25%, 02/01/18	240	241,442

		983,519
Louisiana — 0.2%
East Baton Rouge Sewerage Commission RB Series A, 5.25%, 02/01/34 (PR 02/01/19)	400	416,776
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/18	400	406,952
5.00%, 06/01/20	325	349,983
State of Louisiana GO
Series A, 5.00%, 11/15/19	1,100	1,169,663
Series A, 5.00%, 11/15/20 (Call 05/15/20)	1,000	1,081,270

		3,424,644
Maryland — 4.8%
County of Montgomery MD GO
Series A, 5.00%, 11/01/20	2,500	2,739,075
Series A, 5.00%, 07/01/23 (PR 07/01/19)	1,000	1,053,620
Series C, 5.00%, 10/01/22	5,170	5,938,882

Security	Par (000)	Value
Maryland (continued)
Maryland State Transportation Authority RB
5.25%, 03/01/18	$1,380	$1,393,276
5.25%, 03/01/19	2,020	2,112,274
State of Maryland Department of Transportation RB
4.00%, 09/01/21	4,000	4,323,000
5.00%, 05/01/18	2,000	2,030,580
5.00%, 05/01/19	750	786,113
5.00%, 09/01/22	2,000	2,291,540
State of Maryland GO
5.00%, 03/01/20	3,110	3,343,996
First Series, 5.00%, 06/01/20	700	758,086
First Series, 5.00%, 06/01/21	3,500	3,896,235
First Series, 5.00%, 06/01/22	925	1,055,175
First Series A, 5.00%, 03/01/18	1,000	1,009,220
Second Series, 5.00%, 07/15/18	1,000	1,023,160
Second Series, 5.00%, 07/15/22 (PR 07/15/18)	1,280	1,308,762
Second Series, 5.00%, 07/15/23 (PR 07/15/18)	2,850	2,914,039
Second Series E, 4.50%, 08/01/20	425	456,943
Series A, 5.00%, 03/01/19	1,610	1,679,632
Series A, 5.00%, 03/01/20	1,000	1,075,240
Series A, 5.00%, 03/01/21	2,000	2,211,920
Series A, 5.00%, 03/01/22	300	340,209
Series A, 5.00%, 03/15/22	2,500	2,838,050
Series A, 5.00%, 08/01/23 (PR 08/01/21)	1,630	1,819,357
Series A, 5.00%, 03/01/24 (PR 03/01/22)	4,000	4,532,600
Series B, 4.50%, 08/01/21	1,000	1,100,010
Series B, 5.00%, 08/01/18	2,000	2,049,520
Series B, 5.00%, 03/15/19	1,150	1,201,290
Series B, 5.00%, 08/01/19	2,900	3,063,125
Series B, 5.00%, 08/01/20	2,000	2,176,240
Series B, 5.00%, 08/01/20 (PR 08/01/19)	1,175	1,241,294
Series B, 5.00%, 08/01/21 (PR 08/01/19)	1,700	1,795,914
Series B, 5.00%, 08/01/23 (PR 08/01/19)	2,285	2,413,920
Series C, 5.00%, 08/01/19	2,400	2,535,000
Series C, 5.00%, 08/01/21	3,450	3,855,996

		74,363,293
Massachusetts — 6.6%
Commonwealth of Massachusetts GO Series C, 5.50%, 12/01/17 (AGM)	1,720	1,720,000
Commonwealth of Massachusetts GOL
Series A, 5.00%, 04/01/18	2,315	2,343,312
Series A, 5.00%, 04/01/19	1,000	1,045,050
Series A, 5.00%, 08/01/27 (PR 08/01/18)	2,000	2,048,040
Series A, 5.00%, 04/01/28 (PR 04/01/21)	3,000	3,326,880
Series A, 5.00%, 04/01/29 (PR 04/01/21)	5,000	5,544,800
Series A, 5.25%, 08/01/19	490	519,062
Series A, 5.25%, 08/01/20 (AGM)	1,700	1,857,097
Series A, 5.25%, 08/01/21	1,000	1,123,480
Series B, 5.00%, 08/01/18	1,000	1,024,490
Series B, 5.00%, 08/01/19	1,150	1,213,515
Series B, 5.00%, 08/01/21	1,000	1,114,660
Series B, 5.00%, 08/01/22	700	798,637
Series B, 5.00%, 06/01/25 (PR 06/01/20)	500	541,620
Series B, 5.25%, 08/01/20	2,950	3,222,609
Series B, 5.25%, 08/01/21 (AGM)	1,000	1,123,480
Series B, 5.25%, 09/01/21	255	287,082
Series C, 5.00%, 08/01/19	2,000	2,110,460
Series C, 5.00%, 04/01/20	2,000	2,151,680
Series C, 5.00%, 08/01/20	500	542,970
Series C, 5.00%, 10/01/21	2,000	2,237,840

340

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Massachusetts (continued)
Series D, 1.05%, 08/01/43	$1,300	$1,275,807
Series D, 5.00%, 10/01/26 (PR 10/01/21)	3,415	3,826,507
Series D, 5.00%, 08/01/33 (PR 08/01/21)	100	111,806
Series D-2-R, 1.70%, 08/01/43	1,500	1,476,120
Series E, 5.00%, 09/01/28 (PR 09/01/22)	2,845	3,263,898
Series F, 5.00%, 11/01/25 (PR 11/01/22)	11,215	12,887,829
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/20	1,000	1,084,370
Series A, 5.25%, 07/01/21	500	561,490
Series B, 5.25%, 07/01/20	1,500	1,633,980
Series C, 5.00%, 07/01/31 (PR 07/01/18)	4,190	4,278,241
Series C, 5.00%, 07/01/34 (PR 07/01/18)	1,000	1,021,060
Series C, 5.25%, 07/01/19	2,700	2,853,954
Series C, 5.50%, 07/01/18	1,700	1,741,140
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/22	2,000	2,289,520
5.25%, 08/01/20	475	519,417
Series 2014, 5.00%, 08/01/21	1,000	1,117,680
Series A, 5.25%, 08/01/19	1,100	1,166,539
Massachusetts Department of Transportation RB Series C, 0.00%, 01/01/18 (NPFGC)(a)	2,700	2,696,895
Massachusetts Development Finance Agency RB
Series A, 5.00%, 07/15/21	1,000	1,116,670
Series B-1, 5.00%, 10/15/20	1,510	1,652,680
Massachusetts School Building Authority RB
Series A, 5.00%, 08/15/21	2,685	2,996,030
Series B, 5.00%, 08/15/18	1,500	1,539,105
Series B, 5.00%, 08/15/19	2,050	2,166,912
Series B, 5.00%, 08/15/20	1,020	1,108,628
Massachusetts Water Resources Authority RB
Series A, 5.00%, 08/01/40 (PR 08/01/20)	3,000	3,261,090
Series B, 5.00%, 08/01/19	2,235	2,361,099
Series B, 5.00%, 08/01/39 (PR 08/01/19)	250	263,893
Series J, 5.50%, 08/01/20 (AGM)	1,000	1,099,710
Series J, 5.50%, 08/01/21 (AGM)	4,000	4,533,760

		101,802,594
Michigan — 1.6%
Michigan Finance Authority RB
5.00%, 07/01/18 (NPFGC)	500	509,685
5.00%, 01/01/20 (Call 07/01/19)	1,075	1,132,126
5.00%, 07/01/20 (Call 07/01/19)	1,000	1,052,980
5.00%, 01/01/21 (Call 07/01/19)	1,000	1,052,500
Series A, 5.00%, 01/01/18	1,100	1,103,135
Series A, 5.00%, 07/01/18	1,000	1,021,530
Series A, 5.00%, 07/01/19	6,500	6,848,530
Michigan State Building Authority RB
Series I, 5.00%, 04/15/18	1,000	1,013,180
Series I, 5.00%, 04/15/19	1,600	1,672,192
Series I, 5.00%, 04/15/20	1,000	1,077,580
State of Michigan GO
Series A, 5.00%, 12/01/21	350	393,096
Series A, 5.00%, 12/01/22	1,000	1,147,990
State of Michigan RB
5.00%, 03/15/20	1,055	1,131,793
5.00%, 03/15/21	100	110,012

Security	Par (000)	Value
Michigan (continued)
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/18	$3,000	$3,102,990
5.00%, 11/01/20 (Call 11/01/19)	1,000	1,062,470
Series A, 5.50%, 11/01/18	770	798,813

		24,230,602
Minnesota — 1.3%
Minnesota Public Facilities Authority RB
Series A, 5.00%, 03/01/20	3,185	3,424,640
Series B, 5.00%, 03/01/18	710	716,489
State of Minnesota GO
Series D, 5.00%, 08/01/18	1,780	1,823,485
Series D, 5.00%, 08/01/19	1,500	1,583,865
Series D, 5.00%, 08/01/22	2,000	2,285,660
Series F, 5.00%, 10/01/18	1,000	1,030,410
Series F, 5.00%, 10/01/19	4,500	4,774,860
Series F, 5.00%, 10/01/20	995	1,086,321
Series F, 5.00%, 10/01/21	2,095	2,347,448
University of Minnesota RB Series A, 5.00%, 12/01/18 (ETM)	1,500	1,554,060

		20,627,238
Mississippi — 0.2%
State of Mississippi GO
Series C, 5.00%, 10/01/18	580	597,881
Series C, 5.00%, 10/01/19	1,000	1,062,010
Series D, 5.38%, 07/01/18	1,000	1,023,840

		2,683,731
Missouri — 0.6%
Missouri Highway & Transportation Commission RB
5.00%, 02/01/18	250	251,498
5.00%, 02/01/19	2,970	3,086,780
Series A, 5.00%, 05/01/22	675	766,746
Series B, 5.00%, 05/01/19	1,200	1,256,232
Series B, 5.00%, 05/01/20	1,325	1,430,338
Series B, 5.00%, 05/01/22	1,500	1,706,625
University of Missouri RB Series A, 5.00%, 11/01/19	240	255,319

		8,753,538
Nebraska — 0.1%
City of Lincoln NE Electric System Revenue RB 5.00%, 09/01/20	900	981,486
Omaha Public Power District RB
Series A, 5.50%, 02/01/39 (PR 02/01/18)	470	473,130
Series B, 5.00%, 02/01/20	500	535,805

		1,990,421
Nevada — 1.2%
Clark County School District GOL
Series A, 5.00%, 06/15/22	1,500	1,698,840
Series B, 5.00%, 06/15/19	1,865	1,957,579
Series B, 5.00%, 06/15/20	2,000	2,163,300
County of Clark Department of Aviation RB
Series B, 5.00%, 07/01/18	2,850	2,911,019
County of Clark NV GOL
5.00%, 06/01/33 (PR 06/01/18)	1,000	1,018,320
5.00%, 06/01/38 (PR 06/01/18)	2,245	2,286,128
State of Nevada GOL
5.00%, 12/01/25 (PR 12/01/17) (NPFGC)	2,000	2,000,000
Series C, 5.00%, 06/01/18	1,545	1,572,995
State of Nevada RB 5.00%, 12/01/17	2,250	2,250,000

		17,858,181

341

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey — 3.4%
New Jersey Economic Development Authority RB
5.00%, 12/15/17 (ETM)	$1,050	$1,051,252
5.00%, 06/15/18	250	254,390
5.00%, 09/01/18 (ETM)	590	603,210
5.00%, 09/01/18 (ETM)	1,630	1,673,977
5.00%, 09/01/20	270	287,326
5.00%, 09/01/20 (ETM)	730	794,247
Series A, 4.00%, 07/01/22	1,875	1,955,381
Series B, 5.00%, 11/01/19 (SAP)	1,000	1,046,660
Series B, 5.00%, 11/01/20 (SAP)	1,000	1,069,100
Series B, 5.00%, 11/01/21	1,500	1,630,020
Series BBB, 5.00%, 06/15/22	1,000	1,091,210
Series DDD, 5.00%, 06/15/19	100	103,822
Series GG, 5.00%, 09/01/21 (Call 03/01/21) (SAP)	1,065	1,145,642
Series GG, 5.00%, 09/01/22 (Call 03/01/21) (SAP)	510	546,644
Series K, 5.25%, 12/15/20 (AMBAC)	1,030	1,113,729
Series NN, 5.00%, 03/01/19 (ETM) (SAP)	6,500	6,767,995
Series NN, 5.00%, 03/01/21 (SAP)	1,305	1,399,612
Series NN, 5.00%, 03/01/22	150	162,981
Series PP, 5.00%, 06/15/19	2,500	2,595,550
Series XX, 5.00%, 06/15/19 (SAP)	750	778,665
Series XX, 5.00%, 06/15/20 (SAP)	250	264,980
Series XX, 5.00%, 06/15/21	1,400	1,510,180
New Jersey Sports & Exposition Authority RB Series B, 5.00%, 09/01/18 (SAP)	1,000	1,022,620
New Jersey State Turnpike Authority RB Series B, 5.00%, 01/01/19	2,220	2,301,319
New Jersey Transit Corp. RB Series A, 5.00%, 09/15/18	500	511,665
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/18	750	762,173
Series A, 5.00%, 06/15/20	2,845	3,021,931
Series A, 5.25%, 12/15/19	1,000	1,058,600
Series A, 5.25%, 12/15/22	310	345,867
Series A, 5.50%, 12/15/21	875	969,728
Series A-1, 5.00%, 06/15/19	1,200	1,245,864
Series A-1, 5.00%, 06/15/20	850	902,862
Series A-1, 5.00%, 06/15/21	200	215,740
Series A-2, 5.00%, 06/15/21 (Call 06/15/18)	860	876,486
Series A-2, 5.00%, 06/15/22 (Call 06/15/18)	1,000	1,018,850
Series AA, 5.00%, 06/15/22	110	120,327
Series B, 5.00%, 06/15/20	2,100	2,230,599
Series B, 5.50%, 12/15/17 (NPFGC)	500	500,600
Series C, 5.50%, 12/15/17 (AGM)	1,505	1,506,806
New Jersey Turnpike Authority RB
Series B, 5.00%, 01/01/20	1,150	1,228,257
Series H, 5.00%, 01/01/21 (Call 01/01/19)	440	455,061
Series H, 5.00%, 01/01/21 (PR 01/01/19)	235	243,401
State of New Jersey GO
5.00%, 06/01/21	1,760	1,930,966
Series H, 5.25%, 07/01/19	405	426,659
Series Q, 5.00%, 08/15/19	305	321,235
Series Q, 5.00%, 08/15/20	410	441,902

		51,506,091
New Mexico — 0.6%
New Mexico Finance Authority RB
4.00%, 06/15/22	2,000	2,187,860
5.00%, 06/15/18	3,050	3,110,268
State of New Mexico GO Series B, 5.00%, 03/01/21	1,500	1,655,940

Security	Par (000)	Value
New Mexico (continued)
State of New Mexico Severance Tax Permanent Fund RB
Series B, 4.00%, 07/01/20	$1,750	$1,853,250
Series B, 4.00%, 07/01/21	1,000	1,077,270

		9,884,588
New York — 16.7%
City of New York NY GO
Series 1, 5.00%, 08/01/20	1,000	1,084,310
Series A, 4.00%, 08/01/18	3,000	3,053,880
Series A, 5.00%, 08/01/18	3,600	3,688,164
Series A, 5.00%, 08/01/19	6,100	6,436,902
Series A, 5.00%, 08/01/20	1,000	1,084,310
Series A, 5.00%, 08/01/21	2,025	2,251,091
Series A, 5.00%, 08/01/22	1,000	1,136,120
Series B, 5.00%, 08/01/18	4,165	4,267,001
Series B, 5.00%, 08/01/19	1,000	1,055,230
Series B, 5.00%, 08/01/20	520	563,841
Series B, 5.00%, 08/01/21	3,400	3,779,610
Series C, 5.00%, 08/01/20	6,780	7,351,622
Series C-1, 5.00%, 10/01/19 (Call 01/02/18)	5	5,013
Series D, 5.00%, 08/01/20	1,000	1,084,310
Series E, 5.00%, 08/01/18	2,450	2,510,000
Series E, 5.00%, 08/01/20	1,000	1,084,310
Series E, 5.00%, 08/01/21	1,205	1,339,538
Series F, 5.00%, 08/01/18	1,080	1,106,449
Series F, 5.00%, 08/01/22 (Call 02/01/22)	1,000	1,128,060
Series G, 5.00%, 08/01/18	1,390	1,424,041
Series G, 5.00%, 08/01/19	500	527,615
Series G-1, 5.00%, 04/01/22	2,000	2,256,200
Series I, 5.00%, 08/01/18	1,400	1,434,286
Series I, 5.00%, 08/01/22	1,920	2,181,350
Series J, 5.00%, 08/01/19	1,200	1,266,276
Series J, 5.00%, 08/01/21	425	472,451
Series J, 5.00%, 08/01/22	1,105	1,255,413
County of Nassau NY GOL Series A, 5.00%, 01/01/21	500	547,020
Hudson Yards Infrastructure Corp. RB Series A, 5.00%, 02/15/22	1,000	1,135,290
Long Island Power Authority RB
Series A, 0.00%, 06/01/21(a)	1,000	929,980
Series A, 6.00%, 05/01/33 (PR 05/01/19)	2,000	2,122,020
Series B, 5.25%, 04/01/19 (ETM)	250	261,999
Metropolitan Transportation Authority RB
4.00%, 11/15/33 (Put 08/15/20)	500	527,740
Series A, 5.75%, 01/01/18 (SAP)	1,885	1,891,466
Series A, 5.75%, 07/01/18 (AGM-CR)	30	30,779
Series B, 5.00%, 11/15/22	900	1,027,476
Series B, 5.00%, 11/15/34 (PR 11/15/19)	2,000	2,131,040
Series B-4, 5.00%, 11/15/30 (Call 11/15/19)	1,000	1,060,360
Series C, 5.00%, 11/15/19	1,000	1,063,930
Series C-2B, 5.00%, 11/15/34 (Put 02/15/20)	500	534,415
Series D, 5.00%, 11/15/18	605	625,770
Series D, 5.00%, 11/15/19	2,035	2,165,097
Series D, 5.00%, 11/15/20	1,860	2,033,445
Series D, 5.00%, 11/15/21	1,000	1,118,960
Series F, 5.00%, 11/15/18	325	336,157
Series F, 5.00%, 11/15/19	1,700	1,808,681
New York City Transitional Finance Authority Building Aid Revenue RB Series S-1, 5.00%, 07/15/20 (SAW)	500	542,000

342

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 05/01/18	$3,000	$3,034,080
5.00%, 11/01/22	1,500	1,719,180
Series A-1, 5.00%, 11/01/19	500	531,525
Series A-1, 5.00%, 08/01/22	5,000	5,702,150
Series B, 4.50%, 11/01/19	580	611,146
Series C, 5.00%, 11/01/19	1,500	1,594,575
Series C, 5.00%, 11/01/20	2,000	2,186,480
Series C, 5.00%, 11/01/21	1,000	1,121,440
Series E, 5.00%, 11/01/18	4,915	5,080,439
Series F-1, 5.00%, 05/01/22	305	346,041
New York City Water & Sewer System RB Series GG, 5.00%, 06/15/20	500	542,255
New York City Water & Sewer System RB BAB Series EE, 5.00%, 06/15/18 (ETM)	1,000	1,019,930
New York Local Government Assistance Corp. RB
Series A, 5.00%, 04/01/18	435	440,381
Series A, 5.00%, 04/01/20 (Call 04/01/18)	505	511,378
Series A-5/6, 5.50%, 04/01/19	500	526,400
New York Municipal Bond Bank Agency RB 5.00%, 12/01/21	775	871,697
New York State Dormitory Authority RB
5.00%, 03/15/18	4,345	4,391,622
5.00%, 02/15/19	2,720	2,832,798
5.50%, 05/15/21 (AMBAC)	200	225,986
Series 2014, 5.00%, 02/15/20	2,000	2,144,400
Series 2015-B, 5.00%, 03/15/19	2,000	2,088,140
Series A, 4.00%, 05/15/18	1,000	1,012,260
Series A, 5.00%, 02/15/18	695	700,254
Series A, 5.00%, 02/15/18 (ETM)	5	5,037
Series A, 5.00%, 02/15/19	1,000	1,041,470
Series A, 5.00%, 03/15/19	1,250	1,305,088
Series A, 5.00%, 12/15/19	200	213,448
Series A, 5.00%, 02/15/20	1,000	1,072,200
Series A, 5.00%, 03/15/20	2,340	2,516,881
Series A, 5.00%, 12/15/20	850	932,773
Series A, 5.00%, 02/15/21	4,000	4,406,360
Series A, 5.00%, 03/15/21	2,000	2,210,340
Series A, 5.00%, 12/15/21	700	786,996
Series A, 5.00%, 02/15/22	4,000	4,511,640
Series A, 5.00%, 03/15/22	2,000	2,265,120
Series B, 5.00%, 03/15/20	800	859,912
Series B, 5.00%, 02/15/23	2,000	2,304,320
Series C, 5.00%, 03/15/18	1,050	1,061,267
Series C, 5.00%, 03/15/19 (PR 03/15/18)	4,235	4,279,976
Series C, 5.00%, 03/15/20 (PR 03/15/18)	10,000	10,106,200
Series D, 5.00%, 06/15/18	290	295,841
Series D, 5.00%, 06/15/18 (ETM)	340	346,776
Series D, 5.00%, 02/15/20	2,000	2,144,400
Series D, 5.00%, 02/15/22	950	1,071,515
Series E, 5.00%, 02/15/19 (ETM)	2,280	2,371,519
Series E, 5.00%, 03/15/20	1,100	1,182,379
Series E, 5.00%, 03/15/21	200	220,832
Series E, 5.00%, 03/15/22	215	243,027
New York State Environmental Facilities Corp. RB
5.00%, 06/15/18	5,000	5,101,250
Series A, 5.00%, 06/15/19	2,000	2,107,400
Series A, 5.00%, 06/15/21	1,800	2,005,974

Security	Par (000)	Value
New York (continued)
New York State Thruway Authority Highway & Bridge Trust Fund RB Series B, 5.00%, 04/01/18	$1,710	$1,731,255
New York State Thruway Authority RB
Series A, 5.00%, 05/01/19	12,885	13,479,514
Series A, 5.00%, 03/15/21 (Call 09/15/20)	850	927,053
Series A, 5.00%, 03/15/27 (PR 09/15/18)	6,000	6,174,120
Series B, 5.50%, 04/01/20 (AMBAC)	3,240	3,527,971
Series H, 5.00%, 01/01/20 (Call 01/02/18) (NPFGC)	750	752,055
New York State Urban Development Corp. RB
5.00%, 12/15/17	400	400,476
5.00%, 03/15/20	2,000	2,149,780
5.50%, 03/15/19 (AMBAC)	400	420,156
5.50%, 03/15/20 (NPFGC)	700	760,221
Series A, 5.00%, 01/01/18 (AGM)	2,980	2,988,493
Series A, 5.00%, 03/15/18	2,000	2,021,460
Series A, 5.00%, 03/15/19	7,105	7,418,117
Series A, 5.00%, 03/15/20	1,000	1,074,890
Series A, 5.00%, 03/15/21	500	552,080
Series A, 5.00%, 03/15/22	5,000	5,651,800
Series A-2, 5.00%, 01/01/20	1,500	1,604,610
Series B, 5.00%, 01/01/21 (Call 07/01/18)	1,000	1,020,880
Series C, 5.00%, 03/15/21	4,860	5,366,218
Series C, 5.00%, 12/15/21 (Call 12/15/19)	3,000	3,201,120
Series D, 5.50%, 01/01/19	770	803,048
Port Authority of New York & New Jersey RB Series 179, 5.00%, 12/01/18	675	699,530
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/19	1,200	1,277,352
Series A, 5.00%, 10/15/20	1,425	1,559,648
Series A, 5.00%, 10/15/21	2,835	3,185,633
Series A, 5.00%, 10/15/22	1,000	1,149,370
Triborough Bridge & Tunnel Authority RB
5.50%, 11/15/21 (NPFGC)	1,000	1,140,360
Series A, 5.00%, 11/15/20 (PR 05/15/18)	400	406,736
Series A, 5.00%, 11/15/33 (PR 05/15/18)	3,000	3,050,520
Series A, 5.00%, 11/15/37 (PR 05/15/18) (GOI)	4,000	4,067,360
Series B, 5.00%, 11/15/18	785	812,554
Series B, 5.00%, 11/15/19	285	303,559
Series B, 5.00%, 11/15/20	1,420	1,556,718
Series E, 5.50%, 11/15/19 (NPFGC)	990	1,062,537
Utility Debt Securitization Authority RB Series B, 5.00%, 12/15/20 (Call 12/15/18)	1,000	1,038,700

		256,261,410

North Carolina — 3.7%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/20	1,000	1,085,420
5.00%, 07/01/21	1,705	1,901,842
County of Mecklenburg NC GO Series C, 5.00%, 03/01/18	500	504,570
County of Wake NC GO
5.00%, 03/01/19	1,235	1,288,414
Series 2010C, 5.00%, 03/01/22	360	408,251
Series C, 5.00%, 03/01/20	2,895	3,112,820
Series C, 5.00%, 03/01/21	1,075	1,188,907
North Carolina Eastern Municipal Power Agency RB
Series A, 5.00%, 01/01/21 (ETM)	2,350	2,581,357
Series A, 5.25%, 01/01/19 (PR 01/01/18) (AGC)	4,265	4,277,838
Series B, 5.00%, 01/01/21 (ETM)	3,615	3,970,897
Series B, 5.00%, 01/01/26 (PR 01/01/19)	3,000	3,107,250

343

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
North Carolina (continued)
North Carolina Municipal Power Agency No. 1 RB
4.00%, 01/01/19	$1,825	$1,873,454
4.00%, 01/01/19 (ETM)	855	876,956
5.00%, 01/01/18	1,345	1,348,766
5.00%, 01/01/18 (ETM)	260	260,736
State of North Carolina GO
Series 2013-D, 4.00%, 06/01/20	1,000	1,058,390
Series A, 5.00%, 03/01/18	1,000	1,009,120
Series A, 5.00%, 06/01/22	1,000	1,139,800
Series B, 5.00%, 06/01/18	240	244,421
Series B, 5.00%, 06/01/19	1,575	1,655,293
Series C, 4.00%, 05/01/21	600	646,332
Series C, 4.00%, 05/01/22	1,200	1,314,588
Series C, 5.00%, 05/01/18	3,715	3,771,988
Series C, 5.00%, 05/01/19	1,105	1,158,526
Series C, 5.00%, 05/01/22	2,000	2,275,500
Series D, 4.00%, 06/01/21	825	889,936
Series D, 4.00%, 06/01/22	1,500	1,645,170
Series E, 5.00%, 05/01/19	1,300	1,362,972
Series E, 5.00%, 05/01/20	2,100	2,268,504
State of North Carolina RB
5.00%, 03/01/18	1,545	1,558,704
5.00%, 03/01/20	1,000	1,072,260
5.00%, 03/01/21	500	550,150
5.00%, 03/01/22	2,400	2,699,664
Series C, 5.00%, 05/01/22	1,860	2,112,811

		56,221,607
Ohio — 0.6%
State of Ohio GO
Series A, 5.00%, 09/15/21	2,000	2,234,400
Series Q, 5.00%, 05/01/26 (PR 05/01/22)	635	723,335
State of Ohio RB
Series 2008-1, 5.75%, 06/15/19 (PR 06/15/18)	850	869,932
Series B, 5.00%, 12/15/18	3,850	3,994,144
Series B, 5.00%, 12/15/19	1,000	1,065,590

		8,887,401
Oklahoma — 0.1%
Oklahoma Capital Improvement Authority RB Series A, 5.00%, 07/01/18	100	102,118
Oklahoma Turnpike Authority RB Series A, 5.00%, 01/01/18	1,290	1,293,638

		1,395,756
Oregon — 0.5%
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 06/15/18 (ETM)	1,000	1,019,760
Series A, 5.00%, 06/01/20	1,000	1,080,430
Series A, 5.00%, 06/01/21	450	499,329
Oregon State Lottery RB Series A, 5.25%, 04/01/26 (PR 04/01/19)	2,000	2,095,820
State of Oregon Department of Transportation RB Series A, 5.00%, 11/15/33 (PR 05/15/19)	2,500	2,623,675
Tri-County Metropolitan Transportation District of Oregon RB 5.00%, 11/01/18 (Call 01/02/18)	600	601,800

		7,920,814
Pennsylvania — 4.1%
City of Philadelphia PA Water & Wastewater Revenue RB
Series A, 5.00%, 01/01/20	400	426,712
Commonwealth of Pennsylvania GO
5.00%, 03/15/20	1,000	1,069,530
First Series, 5.00%, 07/01/18	400	408,376

Security	Par (000)	Value
Pennsylvania (continued)
First Series, 5.00%, 11/15/18	$900	$930,636
First Series, 5.00%, 07/01/20	1,225	1,319,974
First Series, 5.00%, 03/15/21	1,000	1,097,110
First Series, 5.00%, 01/01/23	2,050	2,327,344
Second Series, 5.00%, 07/01/19	3,100	3,261,262
Second Series, 5.00%, 09/15/20	1,000	1,083,260
Second Series, 5.00%, 01/15/21	1,000	1,092,650
Second Series, 5.00%, 09/15/21	3,000	3,328,350
Second Series, 5.00%, 01/15/22	3,000	3,353,670
Series A, 5.00%, 05/01/18	2,700	2,740,743
Pennsylvania Economic Development Financing Authority RB
5.00%, 07/01/20 (Call 07/01/19)	1,120	1,179,517
5.00%, 01/01/21 (Call 01/01/19)	2,130	2,207,787
Series A, 5.00%, 01/01/18	1,980	1,985,663
Series A, 5.00%, 07/01/18	6,185	6,318,472
Series A, 5.00%, 07/01/19	4,065	4,283,616
Series B, 5.00%, 01/01/20 (Call 07/01/19)	720	758,722
Pennsylvania Turnpike Commission RB
5.00%, 06/01/20	500	537,675
6.00%, 12/01/36 (PR 12/01/20)	3,960	4,448,466
Series B, 5.00%, 12/01/17	1,400	1,400,000
Series B, 5.00%, 12/01/18	500	518,070
Series B, 5.75%, 06/01/39 (PR 06/01/19)	5,000	5,302,350
Series C, 6.25%, 06/01/38 (PR 06/01/18) (AGC)	4,205	4,306,677
Series D, 5.13%, 12/01/40 (PR 12/01/19)	2,000	2,135,620
Series D, 5.50%, 12/01/41 (PR 12/01/19)	5,000	5,375,650

		63,197,902
Rhode Island — 0.0%
Rhode Island Commerce Corp. RB Series A, 5.00%, 06/15/19	500	524,975

South Carolina — 0.4%
City of Charleston SC Waterworks & Sewer System Revenue RB 5.00%, 01/01/41 (PR 01/01/21)	1,055	1,162,199
Greenville County School District RB
4.63%, 12/01/20 (AGC)	325	352,118
5.50%, 12/01/17	2,000	2,000,000
South Carolina Public Service Authority RB Series B,
5.00%, 12/01/18	1,000	1,033,820
South Carolina Transportation Infrastructure Bank RB
Series B, 5.00%, 10/01/18	350	360,293
State of South Carolina GO Series A, 5.00%, 06/01/18	555	565,251

		5,473,681
Tennessee — 0.8%
City of Memphis TN Electric System Revenue RB 5.00%, 12/01/17	1,865	1,865,000
County of Shelby TN GO
Series A, 5.00%, 04/01/18	2,225	2,252,212
Series A, 5.00%, 04/01/20	1,500	1,615,545
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 01/01/20 (PR 01/01/18)	500	501,415
5.00%, 01/01/23 (PR 01/01/18)	1,275	1,278,608
5.00%, 01/01/25 (PR 01/01/18)	320	320,906
Series A, 5.00%, 07/01/18	1,500	1,532,115

344

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Tennessee (continued)
State of Tennessee GO
Series A, 5.00%, 08/01/19	$500	$528,125
Series A, 5.00%, 08/01/20	375	408,045
Series A, 5.00%, 08/01/21	1,900	2,123,592

		12,425,563
Texas — 7.2%
Austin Independent School District GO 5.00%, 08/01/33 (PR 08/01/18)	4,650	4,761,693
Central Texas Regional Mobility Authority RB Series B, 5.00%, 01/01/45 (Call 07/01/20)	500	542,975
Central Texas Turnpike System RB Series A, 5.00%, 08/15/42 (Call 04/01/20)	1,450	1,548,643
City of Dallas TX GOL
5.00%, 02/15/21	1,600	1,756,768
Series A, 5.00%, 02/15/18	985	992,112
Series A, 5.00%, 02/15/18 (ETM)	5	5,036
Series A, 5.00%, 02/15/20	1,295	1,385,883
City of Houston TX Combined Utility System Revenue RB
Series C, 5.00%, 11/15/18	3,785	3,915,658
Series C, 5.00%, 05/15/20	1,000	1,079,010
City of Houston TX GOL
Series A, 4.50%, 03/01/19	1,025	1,062,413
Series A, 5.00%, 03/01/18	3,305	3,334,811
Series A, 5.00%, 03/01/19	1,135	1,183,374
Series A, 5.00%, 03/01/20 (Call 03/01/19)	350	365,138
City of San Antonio TX Electric & Gas Systems Revenue RB
3.00%, 12/01/45	1,000	1,044,320
5.00%, 02/01/19	1,100	1,143,505
5.00%, 02/01/20	5,050	5,401,581
5.00%, 02/01/21	3,000	3,304,080
5.00%, 02/01/22	1,275	1,437,728
Series B, 2.00%, 02/01/33 (Call 06/01/21)	500	503,030
City of San Antonio TX GOL
5.00%, 02/01/19	1,800	1,872,684
5.00%, 02/01/20	1,500	1,607,745
County of Harris TX GO Series C, 5.25%, 08/15/19 (AGM)	1,000	1,061,720
Cypress-Fairbanks Independent School District GO
Series A-3, 3.00%, 02/15/43 (PSF)	810	842,052
Series B-3, 4.00%, 02/15/40 (PSF)	500	518,465
Dallas Area Rapid Transit RB 5.25%, 12/01/43 (PR 12/01/18)	1,760	1,827,742
Dallas Independent School District GO 6.38%, 02/15/34 (PR 02/15/18) (PSF)	1,035	1,045,474
Fort Worth Independent School District GO
5.00%, 02/15/19 (PSF)	500	520,435
5.00%, 02/15/21 (PSF)	1,000	1,101,920
Houston Independent School District GOL
5.00%, 02/15/19 (PSF)	1,000	1,040,870
5.00%, 02/15/22 (PSF)	1,780	2,004,618
Series A, 5.00%, 02/15/21 (PSF)	1,750	1,924,912
Series A-2, 3.00%, 06/01/39 (PSF)	1,000	1,018,620
Mesquite Independent School District GO Series E, 5.00%, 08/15/20 (PSF)	100	108,855
North Texas Tollway Authority RB
5.75%, 01/01/38 (PR 01/01/18)	6,870	6,893,289
Series A, 5.00%, 01/01/19	500	517,875
Series A, 5.00%, 01/01/20	1,750	1,867,232
Series A, 5.00%, 01/01/21	500	547,805
Series A, 5.00%, 01/01/22	1,000	1,121,410

Security	Par (000)	Value
Texas (continued)
Series A, 5.00%, 01/01/23	$900	$1,030,608
Series C, 1.95%, 01/01/38	1,000	999,910
Series F, 5.75%, 01/01/33 (PR 01/01/18)	4,005	4,018,577
Northside Independent School District GO 1.45%, 06/01/47 (PSF)	1,000	1,000,730
San Antonio Water System RB Series B, 2.00%, 05/01/44	800	792,216
State of Texas GO
5.00%, 04/01/18	2,600	2,631,304
5.00%, 10/01/19	1,400	1,484,210
5.00%, 10/01/21	2,000	2,233,140
5.00%, 04/01/23 (PR 04/01/18)	3,000	3,036,510
5.00%, 04/01/24 (PR 04/01/18)	2,195	2,221,713
Series A, 5.00%, 10/01/18	700	720,993
Series A, 5.00%, 10/01/19	1,000	1,060,150
Texas State University System RB
Series A, 5.00%, 03/15/20	1,000	1,073,720
Series A, 5.00%, 03/15/21	1,250	1,377,675
Texas Transportation Commission State Highway Fund RB
4.00%, 10/01/18	500	510,995
5.00%, 04/01/20	3,940	4,235,067
5.00%, 10/01/20	1,000	1,089,750
5.00%, 10/01/21	1,120	1,251,432
Series A, 5.00%, 04/01/19	2,000	2,089,840
Series A, 5.00%, 10/01/19	750	795,113
Series A, 5.00%, 04/01/21	2,615	2,887,405
Series A, 5.00%, 10/01/21	1,500	1,676,025
Series A, 5.00%, 04/01/22	2,050	2,319,001
University of Texas System (The) RB
Series B, 5.00%, 08/15/18	1,675	1,717,729
Series B, 5.00%, 08/15/19	525	554,757
Series B, 5.00%, 08/15/22	1,125	1,285,335
Series D, 5.00%, 08/15/21	3,400	3,796,440

		110,101,826
Utah — 2.3%
Intermountain Power Agency RB
Series A, 5.00%, 07/01/18	2,250	2,295,810
Series A, 5.00%, 07/01/21 (Call 07/01/18)	1,140	1,163,210
Series A, 5.00%, 07/01/22 (Call 07/01/18)	1,000	1,020,300
State of Utah GO
Series 2011-A, 5.00%, 07/01/24 (PR 07/01/21)	2,460	2,744,917
Series A, 5.00%, 07/01/18	1,000	1,021,580
Series A, 5.00%, 07/01/20	2,000	2,170,840
Series A, 5.00%, 07/01/20 (PR 07/01/18)	3,630	3,704,343
Series A, 5.00%, 07/01/21 (PR 07/01/18)	2,000	2,040,960
Series A, 5.00%, 07/01/26 (PR 07/01/21)	6,430	7,174,723
Series C, 5.00%, 07/01/18	5,000	5,107,900
Utah Transit Authority RB
Series A, 4.75%, 06/15/32 (PR 06/15/18) (AGM)	3,865	3,936,309
Series A, 5.00%, 06/15/32 (PR 06/15/18) (AGM)	1,330	1,356,281
Series A, 5.00%, 06/15/36 (PR 06/15/18) (AGM)	2,000	2,039,520

		35,776,693
Virginia — 0.9%
Commonwealth of Virginia GO Series D, 5.00%, 06/01/18	2,600	2,647,632
County of Fairfax VA GO 4.00%, 04/01/19 (SAW)	860	887,855
County of Loudoun VA GO Series B, 5.00%, 11/01/19	1,980	2,105,611
Virginia Public Building Authority RB Series C, 5.00%, 08/01/18	3,000	3,074,070

345

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Virginia (continued)
Virginia Public School Authority RB
4.00%, 08/01/19 (SAW)	$1,120	$1,164,173
4.00%, 08/01/20 (SAW)	2,500	2,650,125
Series C, 5.00%, 08/01/18 (SAW)	1,000	1,024,360

		13,553,826
Washington — 2.8%
City of Seattle WA Municipal Light & Power Revenue RB
Series B, 5.00%, 02/01/19	500	519,895
County of King WA Sewer Revenue RB
5.00%, 01/01/38 (PR 01/01/18)	200	200,566
5.00%, 01/01/39 (PR 01/01/19)	3,035	3,145,170
Energy Northwest RB
5.00%, 07/01/22	1,195	1,361,069
Series A, 5.00%, 07/01/18	7,420	7,577,527
Series A, 5.00%, 07/01/19	1,735	1,825,810
Series A, 5.00%, 07/01/20	305	330,651
Series A, 5.00%, 07/01/21	1,185	1,318,751
Series A, 5.25%, 07/01/18	1,275	1,303,891
State of Washington GO
5.00%, 07/01/19	500	526,250
5.00%, 02/01/20	1,000	1,070,500
5.00%, 07/01/22	2,800	3,183,852
5.00%, 01/01/30 (PR 01/01/18)	300	300,825
Series 2010-B, 5.00%, 08/01/34 (PR 08/01/19)	1,500	1,584,630
Series 2010E, 5.00%, 02/01/20	2,500	2,676,250
Series 2012-A, 5.00%, 07/01/19	2,500	2,631,250
Series A, 5.00%, 07/01/31 (PR 07/01/18)	350	357,473
Series R-2010A, 5.00%, 01/01/21 (PR 01/01/19)	1,000	1,036,300
Series R-2011A, 5.00%, 01/01/21	1,000	1,097,190
Series R-2011B, 5.00%, 07/01/20	520	563,186
Series R-2011C, 5.00%, 07/01/18	600	612,948
Series R-2012A, 5.00%, 07/01/18	785	801,940
Series R-2012C, 5.00%, 07/01/18	2,000	2,043,160
Series R-2013C, 5.00%, 07/01/18	2,000	2,043,160
Series R-2015-C, 5.00%, 07/01/20	1,000	1,083,050
Series R-2017A, 5.00%, 08/01/21	1,000	1,113,160
Series S-5, 0.00%, 01/01/18 (NPFGC)(a)	1,000	998,970
State of Washington RB
5.00%, 09/01/19	500	528,275
5.00%, 09/01/20	1,010	1,097,749
5.00%, 09/01/21	300	334,233
Series C, 5.00%, 09/01/18	500	513,300

		43,780,981

Security	Par/ Shares (000)	Value
Wisconsin — 1.8%
State of Wisconsin Environmental Improvement Fund Revenue RB Series A, 5.00%, 06/01/19	$2,500	$2,626,300
State of Wisconsin GO
Series 1, 5.00%, 05/01/19	1,200	1,257,432
Series 1, 5.00%, 05/01/20	1,000	1,079,010
Series 1, 5.00%, 11/01/21	2,000	2,242,060
Series 2, 5.00%, 11/01/18	4,575	4,728,171
Series 2, 5.00%, 11/01/19	2,175	2,312,569
Series 2, 5.00%, 11/01/21	2,000	2,242,060
Series 2, 5.00%, 11/01/22	1,000	1,146,630
Series 4, 5.00%, 05/01/20	1,000	1,079,010
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/21	2,000	2,223,540
Series 1, 5.00%, 07/01/22	1,765	2,007,793
Series A, 5.00%, 07/01/20 (AGM)	560	607,835
Series I, 5.00%, 07/01/18 (NPFGC)	2,060	2,104,352
Series I, 5.00%, 07/01/19 (NPFGC-FGIC)	290	305,318
Series I, 5.00%, 07/01/20 (NPFGC)	960	1,042,003

		27,004,083

Total Municipal Debt Obligations — 98.2%
(Cost: $1,518,615,015)		1,508,159,062

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Liquidity Funds: MuniCash, 0.78%(b)(c)	21,688	21,694,837

Total Short-Term Investments — 1.4% (Cost: $21,694,397)		21,694,837

Total Investments in Securities — 99.6% (Cost: $1,540,309,412)		1,529,853,899
Other Assets, Less Liabilities — 0.4%		6,849,930

Net Assets — 100.0%		$1,536,703,829

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/17 (000)	Net Activity (000)	Shares Held at 11/30/17 (000)	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: MuniCash	10,587	11,101	21,688	$21,694,837	$114,599	$7,370	$(826)

346

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Short-Term National Muni Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$1,508,159,062	$—	$1,508,159,062
Money Market Funds	21,694,837	—	—	21,694,837

	$21,694,837	$1,508,159,062	$—	$1,529,853,899

Portfolio Abbreviations — Fixed Income

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	Ambac Assurance Corp.
BAB	Build America Bond
COP	Certificates of Participation
CR	Custodian Receipt
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
GOI	General Obligation of the Issuer
GOL	General Obligation Limited
GTD	Guaranteed
NPFGC	National Public Finance Guarantee Corp.
NPFGC-FGIC	National Public Finance Guarantee Corp. — Financial Guaranty Insurance Co.
PR	Prerefunded
PSF	Permanent School Fund
RB	Revenue Bond
SAP	Subject to Appropriations
SAW	State Aid Withholding
ST	Special Tax

347

Schedule of Investments (unaudited) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The) 3.75%, 02/15/23	$262	$270,193
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	350	351,610
3.63%, 05/01/22	402	416,416
3.65%, 11/01/24 (Call 08/01/24)	200	204,410
4.45%, 08/15/20	250	262,932
WPP Finance 2010
3.75%, 09/19/24	465	474,160
4.75%, 11/21/21	75	80,230
5.63%, 11/15/43	200	227,698

		2,287,649
Aerospace & Defense — 1.4%
Boeing Capital Corp. 4.70%, 10/27/19	110	115,338
Boeing Co. (The)
2.35%, 10/30/21(a)	120	120,304
2.85%, 10/30/24 (Call 07/30/24)	465	468,669
4.88%, 02/15/20	200	211,800
5.88%, 02/15/40	254	334,609
6.88%, 03/15/39	62	90,183
Embraer Netherlands Finance BV 5.05%, 06/15/25	194	202,416
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	50	48,056
2.13%, 08/15/26 (Call 05/15/26)	250	234,358
2.25%, 11/15/22 (Call 08/15/22)	350	346,122
2.63%, 11/15/27 (Call 08/15/27)	325	313,352
3.88%, 07/15/21 (Call 04/15/21)	176	185,090
Harris Corp.
3.83%, 04/27/25 (Call 01/27/25)	20	20,722
4.40%, 12/15/20	200	210,202
4.85%, 04/27/35 (Call 10/27/34)	215	237,738
5.05%, 04/27/45 (Call 10/27/44)	325	372,057
L3 Technologies Inc.
3.95%, 05/28/24 (Call 02/28/24)	42	43,654
4.75%, 07/15/20	390	411,937
5.20%, 10/15/19	252	265,129
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	695	692,192
3.10%, 01/15/23 (Call 11/15/22)	200	203,544
3.35%, 09/15/21	304	313,217
3.55%, 01/15/26 (Call 10/15/25)(a)	465	481,442
3.80%, 03/01/45 (Call 09/01/44)	400	394,980
4.07%, 12/15/42	379	390,541
4.25%, 11/15/19	60	62,417
4.50%, 05/15/36 (Call 11/15/35)	250	275,085
4.70%, 05/15/46 (Call 11/15/45)	590	669,656
Series B, 6.15%, 09/01/36	150	195,207
Northrop Grumman Corp.
2.08%, 10/15/20	200	198,470
2.55%, 10/15/22 (Call 09/15/22)	130	129,052
2.93%, 01/15/25 (Call 11/15/24)	100	99,349
3.20%, 02/01/27 (Call 11/01/26)(a)	1,000	1,003,330
3.25%, 01/15/28 (Call 10/15/27)	400	400,056
3.50%, 03/15/21	232	239,647
3.85%, 04/15/45 (Call 10/15/44)	200	198,768
4.03%, 10/15/47 (Call 04/15/47)	300	307,128
4.75%, 06/01/43	250	283,797
5.05%, 08/01/19	200	209,618

Security	Par (000)	Value
Aerospace & Defense (continued)
Northrop Grumman Systems Corp. 7.75%, 02/15/31	$50	$70,607
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	132	131,793
3.13%, 10/15/20	734	752,886
4.20%, 12/15/44 (Call 06/15/44)	430	472,256
4.70%, 12/15/41	25	29,131
4.88%, 10/15/40(a)	130	154,128
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	300	301,173
3.50%, 03/15/27 (Call 12/15/26)	615	624,612
3.70%, 12/15/23 (Call 09/15/23)	100	103,820
4.35%, 04/15/47 (Call 10/15/46)	510	544,491
4.80%, 12/15/43 (Call 06/15/43)	100	111,855
5.25%, 07/15/19	100	104,731
United Technologies Corp.
1.95%, 11/01/21 (Call 10/01/21)	415	405,920
3.10%, 06/01/22	551	561,904
3.13%, 05/04/27 (Call 02/04/27)	355	354,141
3.75%, 11/01/46 (Call 05/01/46)	450	440,397
4.05%, 05/04/47 (Call 11/04/46)	250	257,073
4.15%, 05/15/45 (Call 11/16/44)	321	335,362
4.50%, 04/15/20	1,374	1,444,225
4.50%, 06/01/42	685	750,096
5.40%, 05/01/35(a)	50	59,646
5.70%, 04/15/40	350	440,765
6.05%, 06/01/36	285	366,524
6.13%, 07/15/38	100	130,761
6.70%, 08/01/28	150	193,748
7.50%, 09/15/29	75	103,851

		20,225,128
Agriculture — 1.1%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	350	352,814
2.63%, 09/16/26 (Call 06/16/26)(a)	250	240,738
2.85%, 08/09/22	485	487,299
3.88%, 09/16/46 (Call 03/16/46)(a)	475	462,294
4.00%, 01/31/24	600	638,718
4.25%, 08/09/42	250	256,645
4.75%, 05/05/21	490	526,299
5.38%, 01/31/44	510	608,614
9.25%, 08/06/19	348	388,124
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	443	420,327
3.75%, 09/15/47 (Call 03/15/47)	125	123,170
4.02%, 04/16/43	300	310,203
4.54%, 03/26/42	25	27,692
BAT Capital Corp.
2.30%, 08/14/20(b)	290	288,344
2.76%, 08/15/22 (Call 07/15/22)(b)	380	377,340
3.22%, 08/15/24 (Call 06/15/24)(b)	500	498,445
3.56%, 08/15/27 (Call 05/15/27)(b)	655	652,924
4.39%, 08/15/37 (Call 02/15/37)(b)	170	176,040
4.54%, 08/15/47 (Call 02/15/47)(b)	650	670,923
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	150	148,803
3.25%, 08/15/26 (Call 05/15/26)	140	134,582
3.75%, 09/25/27 (Call 06/25/27)(a)	300	296,754
8.50%, 06/15/19	300	326,784

348

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Agriculture (continued)
Philip Morris International Inc.
1.38%, 02/25/19	$160	$158,750
1.88%, 02/25/21 (Call 01/25/21)	100	98,263
2.00%, 02/21/20	250	248,528
2.13%, 05/10/23 (Call 03/10/23)	285	275,139
2.38%, 08/17/22 (Call 07/17/22)	260	256,165
2.50%, 08/22/22	192	190,063
2.50%, 11/02/22 (Call 10/02/22)	300	296,343
2.75%, 02/25/26 (Call 11/25/25)(a)	280	273,479
2.90%, 11/15/21	497	503,352
3.13%, 08/17/27 (Call 05/17/27)	100	99,538
3.13%, 03/02/28 (Call 12/02/27)	300	297,276
3.25%, 11/10/24	415	421,524
4.13%, 05/17/21(a)	200	210,762
4.13%, 03/04/43	573	581,796
4.25%, 11/10/44	310	320,540
4.88%, 11/15/43(a)	350	392,633
6.38%, 05/16/38	285	380,124
Reynolds American Inc.
3.25%, 06/12/20	600	610,974
4.45%, 06/12/25 (Call 03/12/25)	415	442,577
5.70%, 08/15/35 (Call 02/15/35)	300	352,785
5.85%, 08/15/45 (Call 02/15/45)(a)	1,085	1,323,168
6.88%, 05/01/20	500	550,165
7.25%, 06/15/37	114	156,297

		16,854,117
Airlines — 0.3%
American Airlines Pass Through Trust
Series 2013-2, Class A, 4.95%, 01/15/23	507	537,418
Series 2014-1, Class A, 3.70%, 04/01/28	415	423,225
Series 2015-1, Class A, 3.38%, 11/01/28(a)	106	105,384
Series 2016-3, Class AA, 3.00%, 04/15/30	554	544,078
Continental Airlines Inc. Pass Through Trust
Series 2007-1, Class A, 5.98%, 10/19/23	352	384,834
Series 2009-2, Class A, 7.25%, 11/10/19	189	205,208
Series 2012-2, Class A, 4.00%, 04/29/26	203	210,687
Delta Air Lines Inc. 3.63%, 03/15/22 (Call 02/15/22)	400	407,888
Delta Air Lines Inc. Pass Through Trust Series 2017-1,
Class A, 6.82%, 02/10/24	49	55,150
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	175	176,146
2.75%, 11/06/19 (Call 10/06/19)	375	378,675
3.00%, 11/15/26 (Call 08/15/26)	20	19,250
United Airlines Pass Through Trust
Series 2014-1, Class A, 4.00%, 10/11/27(a)	56	58,061
Series 2014-2, Class A, 3.75%, 03/03/28	487	500,878
Series 2015-1, Class AA, 3.45%, 06/01/29(a)	95	96,437
Series 2016-1, Class AA, 3.10%, 01/07/30	485	483,482
Series 2016-2, Class AA, 2.88%, 04/07/30	200	195,248

		4,782,049
Apparel — 0.1%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	80	79,546
2.38%, 11/01/26 (Call 08/01/26)	895	850,805
3.38%, 11/01/46 (Call 05/01/46)	25	23,557
3.63%, 05/01/43 (Call 11/01/42)	350	344,897
3.88%, 11/01/45 (Call 05/01/45)	145	148,570
Ralph Lauren Corp. 2.63%, 08/18/20 (Call 07/18/20)	100	100,856

Security	Par (000)	Value
Apparel (continued)
VF Corp. 3.50%, 09/01/21 (Call 06/01/21)	$295	$304,758

		1,852,989
Auto Manufacturers — 1.7%
American Honda Finance Corp.
1.20%, 07/12/19	100	98,582
1.65%, 07/12/21	220	214,650
1.70%, 09/09/21	300	292,383
2.00%, 02/14/20	50	49,828
2.15%, 03/13/20	350	349,555
2.25%, 08/15/19	250	250,600
2.30%, 09/09/26	400	376,772
2.45%, 09/24/20	170	170,700
2.60%, 11/16/22(a)	320	319,882
Daimler Finance North America LLC 8.50%, 01/18/31	325	485,137
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(a)	460	478,395
4.75%, 01/15/43	400	396,160
5.29%, 12/08/46 (Call 06/08/46)(a)	245	260,641
7.40%, 11/01/46	250	332,527
7.45%, 07/16/31	500	645,900
Ford Motor Credit Co. LLC
2.26%, 03/28/19	600	599,316
2.43%, 06/12/20(a)	405	403,627
2.60%, 11/04/19	200	200,720
2.68%, 01/09/20	435	436,388
2.94%, 01/08/19	800	805,584
3.16%, 08/04/20	200	202,790
3.20%, 01/15/21	1,000	1,015,480
3.34%, 03/18/21	420	427,774
3.34%, 03/28/22 (Call 02/28/22)	800	809,856
3.66%, 09/08/24	450	452,673
3.81%, 01/09/24 (Call 11/09/23)	500	509,435
4.13%, 08/04/25	450	463,014
5.75%, 02/01/21	275	299,811
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	380	386,943
4.88%, 10/02/23(a)	110	118,789
5.15%, 04/01/38 (Call 10/01/37)	250	261,703
5.20%, 04/01/45(a)	602	619,307
5.40%, 04/01/48 (Call 10/01/47)(a)	225	240,071
6.25%, 10/02/43	215	249,974
6.60%, 04/01/36 (Call 10/01/35)	150	180,120
6.75%, 04/01/46 (Call 10/01/45)	315	389,176
General Motors Financial Co. Inc.
2.40%, 05/09/19	325	325,052
2.65%, 04/13/20	265	265,355
3.10%, 01/15/19	1,195	1,205,468
3.20%, 07/13/20 (Call 06/13/20)	200	202,890
3.45%, 01/14/22 (Call 12/14/21)	1,000	1,015,650
3.45%, 04/10/22 (Call 02/10/22)	270	273,791
3.70%, 11/24/20 (Call 10/24/20)	743	763,328
3.70%, 05/09/23 (Call 03/09/23)	160	163,059
3.95%, 04/13/24 (Call 02/13/24)	300	307,701
4.00%, 01/15/25 (Call 10/15/24)	630	643,369
4.00%, 10/06/26 (Call 07/06/26)	575	580,439
4.20%, 03/01/21 (Call 02/01/21)	480	500,304
4.25%, 05/15/23	50	52,267
4.30%, 07/13/25 (Call 04/13/25)	160	165,437
4.38%, 09/25/21	100	105,156
5.25%, 03/01/26 (Call 12/01/25)	275	300,415

349

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Auto Manufacturers (continued)
PACCAR Financial Corp. 2.30%, 08/10/22	$330	$326,594
Toyota Motor Credit Corp.
1.40%, 05/20/19	300	297,303
1.55%, 10/18/19(a)	280	277,432
1.90%, 04/08/21	450	443,884
1.95%, 04/17/20	1,000	994,650
2.13%, 07/18/19	575	575,489
2.15%, 03/12/20	350	349,748
2.60%, 01/11/22	50	50,255
2.63%, 01/10/23(a)	545	545,741
3.20%, 01/11/27	50	50,745
3.30%, 01/12/22	1,075	1,110,346
3.40%, 09/15/21	105	108,817

		25,794,948
Auto Parts & Equipment — 0.1%
Aptiv PLC
4.25%, 01/15/26	200	212,188
4.40%, 10/01/46	200	203,068
BorgWarner Inc. 4.38%, 03/15/45 (Call 09/15/44)(a)	160	163,203
Delphi Corp. 4.15%, 03/15/24 (Call 12/15/23)	320	338,202
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	200	206,378
4.15%, 10/01/25 (Call 07/01/25)	100	106,384

		1,229,423
Banks — 20.5%
Australia & New Zealand Banking Group Ltd./New York NY
1.60%, 07/15/19	1,000	991,370
2.25%, 06/13/19	495	495,797
2.30%, 06/01/21	300	297,537
2.63%, 05/19/22(a)	500	499,215
2.70%, 11/16/20	250	251,820
Banco Santander SA
3.50%, 04/11/22	200	203,842
4.25%, 04/11/27	200	206,614
Bancolombia SA 5.95%, 06/03/21	200	218,254
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)(a)	40	39,673
2.33%, 10/01/21 (Call 10/01/20),
(3 mo. LIBOR US + 0.630%)(c)	235	233,665
2.50%, 10/21/22 (Call 10/21/21)	1,250	1,239,850
2.82%, 07/21/23 (Call 07/21/22),
(3 mo. LIBOR US + 0.930%)(c)	200	199,764
2.88%, 04/24/23 (Call 04/24/22),
(3 mo. LIBOR US + 1.021%)(c)	500	501,065
3.09%, 10/01/25 (Call 10/01/24),
(3 mo. LIBOR US + 1.090%)(c)	125	124,506
3.12%, 01/20/23 (Call 01/20/22),
(3 mo. LIBOR US + 1.160%)(c)	300	303,720
3.25%, 10/21/27 (Call 10/21/26)	800	789,568
3.30%, 01/11/23(a)	775	792,019
3.50%, 04/19/26	1,000	1,019,410
3.59%, 07/21/28 (Call 07/21/27),
(3 mo. LIBOR US + 1.370%)(c)	100	101,552
3.71%, 04/24/28 (Call 04/24/27),
(3 mo. LIBOR US + 1.512%)(c)	1,000	1,023,740
3.82%, 01/20/28 (Call 01/20/27),
(3 mo. LIBOR US + 1.575%)(a)(c)	150	155,055
3.88%, 08/01/25	825	863,915
4.00%, 04/01/24	490	516,676

Security	Par (000)	Value
Banks (continued)
4.00%, 01/22/25	$495	$511,271
4.10%, 07/24/23	275	291,093
4.13%, 01/22/24	350	372,166
4.18%, 11/25/27 (Call 11/25/26)	595	617,390
4.20%, 08/26/24	134	140,913
4.24%, 04/24/38 (Call 04/24/37),
(3 mo. LIBOR US + 1.814%)(a)(c)	410	438,007
4.25%, 10/22/26	300	314,700
4.44%, 01/20/48 (Call 01/20/47),
(3 mo. LIBOR US + 1.990%)(c)	605	664,399
4.45%, 03/03/26	615	651,549
4.88%, 04/01/44(a)	550	638,533
5.00%, 05/13/21	375	404,805
5.00%, 01/21/44	475	559,901
5.63%, 07/01/20	1,150	1,240,953
5.70%, 01/24/22	580	646,294
5.88%, 01/05/21	945	1,039,169
5.88%, 02/07/42	226	292,078
6.11%, 01/29/37	500	628,360
6.22%, 09/15/26	500	583,605
7.63%, 06/01/19(a)	630	678,220
7.75%, 05/14/38	750	1,112,490
Series L, 2.25%, 04/21/20	2,070	2,062,755
Series L, 2.60%, 01/15/19(a)	1,000	1,005,470
Series L, 2.65%, 04/01/19	952	958,245
Series L, 4.75%, 04/21/45(a)	460	510,674
Bank of America N.A.
2.05%, 12/07/18	250	250,418
6.00%, 10/15/36	426	550,311
Bank of Montreal
1.90%, 08/27/21(a)	490	479,994
2.10%, 12/12/19	225	224,519
2.10%, 06/15/20	775	771,419
2.55%, 11/06/22 (Call 10/06/22)	90	89,385
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	275	271,937
2.20%, 05/15/19 (Call 04/15/19)	570	570,792
2.20%, 08/16/23 (Call 06/16/23)	300	290,343
2.45%, 11/27/20 (Call 10/27/20)	490	492,210
2.45%, 08/17/26 (Call 05/17/26)	100	94,684
2.50%, 04/15/21 (Call 03/15/21)	505	506,914
2.60%, 08/17/20 (Call 07/17/20)	390	393,510
3.00%, 02/24/25 (Call 01/24/25)	180	179,788
3.25%, 09/11/24 (Call 08/11/24)	150	153,632
3.25%, 05/16/27 (Call 02/16/27)	405	407,649
3.40%, 05/15/24 (Call 04/15/24)	575	594,452
3.44%, 02/07/28 (Call 02/07/27),
(3 mo. LIBOR US + 1.069%)(c)	150	152,880
3.55%, 09/23/21 (Call 08/23/21)	350	364,697
3.65%, 02/04/24 (Call 01/05/24)	300	314,238
5.45%, 05/15/19	300	314,082
Series G, 2.15%, 02/24/20 (Call 01/24/20)	1,200	1,197,480
Bank of Nova Scotia (The)
1.65%, 06/14/19	565	561,113
1.95%, 01/15/19	200	199,846
2.45%, 03/22/21	1,300	1,301,560
2.70%, 03/07/22	90	90,131
2.80%, 07/21/21	300	303,183
4.38%, 01/13/21	150	158,688
4.50%, 12/16/25(a)	400	419,868

350

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
Bank One Corp. 7.63%, 10/15/26	$350	$447,331
Barclays Bank PLC
5.14%, 10/14/20	250	265,048
6.75%, 05/22/19	300	319,227
Barclays PLC
2.75%, 11/08/19	215	216,008
2.88%, 06/08/20	500	502,445
3.25%, 01/12/21	655	663,220
3.65%, 03/16/25	1,850	1,848,723
3.68%, 01/10/23 (Call 01/10/22)(a)	1,150	1,170,228
4.34%, 01/10/28 (Call 01/10/27)(a)	250	258,043
4.38%, 09/11/24	200	205,156
4.38%, 01/12/26	600	623,754
4.84%, 05/09/28 (Call 05/07/27)	200	208,364
4.95%, 01/10/47(a)	390	429,456
5.20%, 05/12/26	400	427,208
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	355	350,463
2.25%, 02/01/19 (Call 01/02/19)	800	801,984
2.45%, 01/15/20 (Call 12/15/19)(a)	446	448,217
2.63%, 06/29/20 (Call 05/29/20)	100	100,869
2.75%, 04/01/22 (Call 03/01/22)	500	503,985
2.85%, 10/26/24 (Call 09/26/24)	330	327,456
6.85%, 04/30/19	255	271,279
BNP Paribas SA
2.38%, 05/21/20	200	200,402
2.40%, 12/12/18	250	251,085
4.25%, 10/15/24	200	209,396
5.00%, 01/15/21	510	548,964
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC 3.25%, 03/03/23	400	407,900
BPCE SA
2.50%, 07/15/19	250	251,043
2.75%, 12/02/21	1,300	1,307,423
4.00%, 04/15/24	250	264,160
Branch Banking & Trust Co.
1.45%, 05/10/19 (Call 04/10/19)	450	445,941
3.80%, 10/30/26 (Call 09/30/26)	250	261,705
Canadian Imperial Bank of Commerce 2.55%, 06/16/22(a)	325	323,027
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	290	288,443
3.20%, 02/05/25 (Call 01/05/25)	375	371,411
3.30%, 10/30/24 (Call 09/30/24)	300	298,626
3.75%, 04/24/24 (Call 03/24/24)	320	329,283
3.75%, 07/28/26 (Call 06/28/26)(a)	300	298,071
3.75%, 03/09/27 (Call 02/09/27)(a)	830	835,760
4.75%, 07/15/21	90	96,422
Capital One N.A./Mclean VA
1.85%, 09/13/19 (Call 08/13/19)	750	742,665
2.25%, 09/13/21 (Call 08/13/21)	250	245,110
2.40%, 09/05/19 (Call 08/05/19)	1,250	1,250,050
Citibank N.A. 2.10%, 06/12/20 (Call 05/12/20)	300	297,990
Citigroup Inc.
2.05%, 12/07/18	550	549,961
2.40%, 02/18/20	2,300	2,295,837
2.50%, 07/29/19	650	652,203
2.55%, 04/08/19	500	502,445
2.65%, 10/26/20	700	702,520
2.70%, 03/30/21	145	145,563
2.75%, 04/25/22 (Call 03/25/22)	395	393,673

Security	Par (000)	Value
Banks (continued)
2.88%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 0.950%)(c)	$285	$283,606
2.90%, 12/08/21 (Call 11/08/21)	250	251,325
3.20%, 10/21/26 (Call 07/21/26)	575	566,461
3.30%, 04/27/25	500	503,180
3.40%, 05/01/26	1,200	1,202,508
3.50%, 05/15/23(a)	54	54,916
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(c)	425	430,244
3.70%, 01/12/26	310	317,632
3.88%, 10/25/23	1,270	1,322,629
3.88%, 03/26/25	550	561,429
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(c)	1,000	1,030,290
4.05%, 07/30/22	125	130,406
4.13%, 07/25/28(a)	100	102,520
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(a)(c)	375	396,056
4.30%, 11/20/26	200	207,974
4.40%, 06/10/25	250	263,128
4.45%, 09/29/27	1,345	1,411,806
4.50%, 01/14/22	600	640,002
4.60%, 03/09/26	300	318,339
4.65%, 07/30/45(a)	375	417,022
4.75%, 05/18/46	620	669,061
5.30%, 05/06/44	400	461,540
5.50%, 09/13/25	650	730,983
5.88%, 01/30/42	100	128,691
6.00%, 10/31/33	355	430,736
6.68%, 09/13/43	610	829,759
8.13%, 07/15/39	625	982,644
Citizens Bank N.A./Providence RI
2.25%, 03/02/20 (Call 02/03/20)	250	249,085
2.65%, 05/26/22 (Call 04/26/22)	250	248,698
Citizens Financial Group Inc. 4.30%, 12/03/25 (Call 11/03/25)	635	662,349
Commonwealth Bank of Australia/New York NY
2.25%, 03/13/19	500	500,630
2.30%, 09/06/19	100	100,190
2.30%, 03/12/20	250	249,903
2.55%, 03/15/21	260	260,559
Compass Bank
2.88%, 06/29/22 (Call 05/29/22)	250	248,255
3.88%, 04/10/25 (Call 03/10/25)(a)	250	249,468
Cooperatieve Rabobank UA
3.75%, 07/21/26	250	252,613
3.88%, 02/08/22(a)	735	774,021
3.95%, 11/09/22	550	575,195
4.38%, 08/04/25	500	527,200
4.50%, 01/11/21	398	423,408
5.25%, 05/24/41	227	279,575
5.25%, 08/04/45	250	298,165
5.75%, 12/01/43	250	316,820
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19	250	246,898
2.25%, 01/14/20	250	250,223
2.50%, 01/19/21	970	975,878
2.75%, 01/10/22(a)	1,250	1,261,475

351

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
Credit Suisse AG/New York NY
3.00%, 10/29/21	$500	$507,570
3.63%, 09/09/24	250	258,465
4.38%, 08/05/20(a)	750	787,725
5.40%, 01/14/20	360	380,671
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	1,205	1,210,892
3.13%, 12/10/20	800	809,928
3.45%, 04/16/21	750	766,500
3.75%, 03/26/25	250	255,005
3.80%, 09/15/22	1,300	1,344,291
4.55%, 04/17/26	750	801,337
Deutsche Bank AG
2.95%, 08/20/20	105	105,358
3.13%, 01/13/21	400	402,044
3.38%, 05/12/21	800	808,400
4.10%, 01/13/26	240	244,375
4.25%, 10/14/21	555	577,622
Deutsche Bank AG/London
2.50%, 02/13/19	275	275,267
3.70%, 05/30/24(a)	305	307,080
Deutsche Bank AG/New York NY
2.70%, 07/13/20	285	284,330
3.30%, 11/16/22	500	499,160
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)	250	253,308
3.20%, 08/09/21 (Call 07/09/21)	250	253,870
7.00%, 04/15/20	550	602,459
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	300	297,564
3.50%, 03/15/22 (Call 02/15/22)	805	832,153
4.30%, 01/16/24 (Call 12/16/23)	300	318,144
8.25%, 03/01/38	250	377,553
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	300	296,871
2.25%, 06/14/21 (Call 05/14/21)	200	198,494
2.88%, 10/01/21 (Call 09/01/21)	200	201,938
First Republic Bank/CA 4.63%, 02/13/47	350	365,915
Goldman Sachs Capital I 6.35%, 02/15/34(a)	970	1,214,682
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	1,000	984,280
2.55%, 10/23/19	830	833,295
2.60%, 04/23/20 (Call 03/23/20)	952	954,323
2.63%, 01/31/19	350	352,153
2.75%, 09/15/20 (Call 08/15/20)	610	612,928
2.88%, 02/25/21 (Call 01/25/21)	610	614,490
2.88%, 10/31/22 (Call 10/31/21), (3 mo. LIBOR US + 0.821%)(c)	1,000	997,020
2.91%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 0.990%)(c)	800	793,240
3.00%, 04/26/22 (Call 04/26/21)	1,030	1,034,954
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(c)	700	695,786
3.50%, 11/16/26 (Call 11/16/25)	500	498,695
3.63%, 01/22/23	485	498,289
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(c)	250	252,375
3.75%, 05/22/25 (Call 02/22/25)	330	338,639
3.75%, 02/25/26 (Call 11/25/25)	750	766,755
3.85%, 07/08/24 (Call 04/08/24)	1,600	1,659,984

Security	Par (000)	Value
Banks (continued)
3.85%, 01/26/27 (Call 01/26/26)	$515	$525,295
4.00%, 03/03/24	100	104,853
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(c)	500	507,310
4.25%, 10/21/25	825	861,193
4.75%, 10/21/45 (Call 04/21/45)	900	1,011,816
4.80%, 07/08/44 (Call 01/08/44)	500	563,700
5.15%, 05/22/45	590	669,898
5.25%, 07/27/21	401	435,935
5.38%, 03/15/20	415	441,245
5.75%, 01/24/22	1,320	1,466,678
5.95%, 01/15/27	265	308,606
6.00%, 06/15/20(a)	800	867,424
6.13%, 02/15/33	370	466,300
6.25%, 02/01/41	830	1,104,107
6.45%, 05/01/36	125	158,824
6.75%, 10/01/37	917	1,211,247
7.50%, 02/15/19	680	721,902
HSBC Bank USA N.A. 4.88%, 08/24/20	750	795,510
HSBC Holdings PLC
2.65%, 01/05/22	1,500	1,491,750
2.95%, 05/25/21	580	585,823
3.40%, 03/08/21	1,200	1,228,920
4.00%, 03/30/22	820	859,819
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(c)	750	780,585
4.25%, 03/14/24	400	416,968
4.25%, 08/18/25(a)	450	467,172
4.30%, 03/08/26	1,500	1,590,900
5.10%, 04/05/21	164	176,902
5.25%, 03/14/44	400	466,708
6.10%, 01/14/42	587	790,055
6.50%, 05/02/36	325	421,561
6.50%, 09/15/37	449	585,532
6.80%, 06/01/38(a)	850	1,149,089
HSBC USA Inc.
2.35%, 03/05/20	605	605,369
2.38%, 11/13/19	150	150,395
3.50%, 06/23/24	800	821,768
Huntington Bancshares Inc./OH 2.30%, 01/14/22 (Call 12/14/21)	360	354,146
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)	300	300,027
2.38%, 03/10/20 (Call 02/10/20)	250	250,178
2.40%, 04/01/20 (Call 03/01/20)	250	250,098
2.50%, 08/07/22 (Call 07/07/22)	250	246,723
Industrial & Commercial Bank of China Ltd./New York
2.45%, 10/20/21	250	245,778
ING Groep NV
3.15%, 03/29/22	550	555,945
3.95%, 03/29/27	400	417,956
Intesa Sanpaolo SpA 5.25%, 01/12/24	400	438,908
JPMorgan Chase & Co.
2.20%, 10/22/19	216	216,056
2.25%, 01/23/20 (Call 12/23/19)	3,225	3,223,452
2.40%, 06/07/21 (Call 05/07/21)	430	428,237
2.55%, 10/29/20 (Call 09/29/20)	850	853,612
2.55%, 03/01/21 (Call 02/01/21)	2,000	2,003,860
2.75%, 06/23/20 (Call 05/23/20)	555	560,156

352

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
2.78%, 04/25/23 (Call 04/25/22), (3 mo. LIBOR US + 0.935%)(c)	$500	$499,410
2.95%, 10/01/26 (Call 07/01/26)	495	482,759
2.97%, 01/15/23 (Call 01/15/22)	385	387,680
3.13%, 01/23/25 (Call 10/23/24)	1,006	1,008,545
3.20%, 01/25/23	650	661,459
3.20%, 06/15/26 (Call 03/15/26)	620	616,925
3.25%, 09/23/22	450	460,066
3.30%, 04/01/26 (Call 01/01/26)	1,420	1,423,451
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(a)(c)	300	303,210
3.63%, 05/13/24	420	435,771
3.63%, 12/01/27 (Call 12/01/26)	525	526,685
3.88%, 02/01/24	325	342,570
3.88%, 09/10/24	480	500,098
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(c)	50	50,611
3.90%, 07/15/25 (Call 04/15/25)	1,080	1,133,060
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(c)	500	507,750
4.13%, 12/15/26	550	574,585
4.25%, 10/15/20	442	463,760
4.25%, 10/01/27(a)	350	369,422
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(c)	260	273,907
4.35%, 08/15/21	380	403,503
4.40%, 07/22/20	442	464,127
4.50%, 01/24/22	1,550	1,660,577
4.63%, 05/10/21	750	800,820
4.85%, 02/01/44	550	634,568
4.95%, 06/01/45	300	338,517
5.40%, 01/06/42	332	406,278
5.50%, 10/15/40	200	247,064
5.60%, 07/15/41	650	815,594
5.63%, 08/16/43	900	1,101,348
6.30%, 04/23/19	380	401,284
6.40%, 05/15/38(a)	225	303,815
JPMorgan Chase Bank N.A. 1.65%, 09/23/19 (Call 08/23/19)	250	248,110
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	400	392,924
2.50%, 11/22/21	410	408,975
3.40%, 05/20/26(a)	250	248,940
KeyCorp
2.90%, 09/15/20	470	475,607
5.10%, 03/24/21	300	324,318
KfW
0.00%, 04/18/36(d)	450	261,252
1.00%, 07/15/19	250	246,393
1.25%, 09/30/19	3,100	3,061,777
1.50%, 02/06/19	800	796,864
1.50%, 09/09/19	2,000	1,984,820
1.50%, 04/20/20	145	143,272
1.50%, 06/15/21(a)	3,090	3,019,115
1.63%, 05/29/20	325	321,831
1.63%, 03/15/21	425	417,979
1.75%, 03/31/20	1,100	1,093,642
1.88%, 06/30/20	625	622,412
1.88%, 11/30/20	1,300	1,292,122
2.00%, 09/29/22	500	493,615

Security	Par (000)	Value
Banks (continued)
2.00%, 10/04/22	$300	$295,779
2.00%, 05/02/25(a)	1,900	1,836,654
2.13%, 03/07/22(a)	1,275	1,267,873
2.13%, 06/15/22(a)	405	402,408
2.13%, 01/17/23	870	861,300
2.38%, 08/25/21(a)	175	176,122
2.50%, 11/20/24	1,620	1,620,243
2.63%, 01/25/22(a)	600	609,282
2.75%, 09/08/20	2,000	2,037,280
2.75%, 10/01/20	1,500	1,528,200
4.00%, 01/27/20	1,750	1,823,797
4.88%, 06/17/19	450	470,133
Korea Development Bank (The)
2.75%, 03/19/23	200	196,924
3.00%, 09/14/22	500	500,480
3.00%, 01/13/26	300	294,246
3.75%, 01/22/24	200	207,588
4.63%, 11/16/21	300	318,873
Landwirtschaftliche Rentenbank
1.38%, 10/23/19	255	252,302
1.75%, 07/27/26(a)	900	842,904
2.00%, 01/13/25	315	304,866
2.25%, 10/01/21	250	250,405
Series 36, 2.00%, 12/06/21	800	793,240
Series 37, 2.50%, 11/15/27	500	494,745
Lloyds Bank PLC 6.38%, 01/21/21	555	618,509
Lloyds Banking Group PLC
3.00%, 01/11/22	500	501,940
3.57%, 11/07/28 (Call 11/07/27), (3 mo. LIBOR US + 1.205%)(c)	350	347,634
3.75%, 01/11/27	300	304,458
4.50%, 11/04/24	200	209,998
4.65%, 03/24/26	700	740,908
5.30%, 12/01/45(a)	300	350,256
2.91%, 11/07/23 (Call 11/07/22), (3 mo. LIBOR US + 0.810%)(c)	500	495,990
Manufacturers & Traders Trust Co.
2.25%, 07/25/19 (Call 06/25/19)	200	200,504
2.50%, 05/18/22 (Call 04/18/22)	250	249,128
2.90%, 02/06/25 (Call 01/06/25)	250	247,950
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	500	491,040
2.53%, 09/13/23(a)	300	292,983
2.67%, 07/25/22	330	326,961
2.76%, 09/13/26(a)	250	238,990
2.95%, 03/01/21	650	656,766
3.29%, 07/25/27	355	351,844
3.68%, 02/22/27	600	614,340
3.85%, 03/01/26	600	620,862
Mizuho Financial Group Inc.
2.60%, 09/11/22(a)	350	344,904
3.66%, 02/28/27	1,005	1,025,311
Morgan Stanley
2.20%, 12/07/18	300	300,417
2.45%, 02/01/19	500	501,545
2.50%, 01/24/19	950	953,667
2.50%, 04/21/21	1,500	1,493,370
2.63%, 11/17/21	230	229,172
2.65%, 01/27/20	1,675	1,685,217
2.75%, 05/19/22(a)	325	324,457

353

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
2.80%, 06/16/20	$1,800	$1,815,876
3.13%, 07/27/26	900	882,873
3.63%, 01/20/27	450	457,047
3.70%, 10/23/24	200	206,494
3.75%, 02/25/23	1,000	1,035,530
3.88%, 01/27/26	610	632,381
3.95%, 04/23/27	825	835,395
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(c)	1,050	1,066,401
4.00%, 07/23/25	505	528,063
4.10%, 05/22/23	500	521,365
4.30%, 01/27/45	595	626,404
4.35%, 09/08/26	800	836,040
4.38%, 01/22/47	880	939,840
4.88%, 11/01/22	628	676,714
5.00%, 11/24/25	450	490,657
5.50%, 01/26/20	100	106,329
5.50%, 07/24/20	200	214,986
5.50%, 07/28/21	195	213,478
5.63%, 09/23/19	410	433,362
5.75%, 01/25/21	800	876,024
6.38%, 07/24/42	440	599,104
7.25%, 04/01/32	290	399,495
7.30%, 05/13/19	775	829,358
Series F, 3.88%, 04/29/24(a)	425	443,921
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)(a)	200	197,258
3.50%, 06/18/22	400	408,820
National Australia Bank Ltd./New York
2.25%, 01/10/20	250	249,883
2.50%, 05/22/22	750	744,525
2.63%, 07/23/20	500	503,490
2.80%, 01/10/22	500	503,305
3.38%, 01/14/26	250	253,838
National Bank of Canada 2.20%, 11/02/20 (Call 10/02/20) .	700	695,464
Northern Trust Corp.
3.38%, 08/23/21	300	310,797
3.95%, 10/30/25	370	391,297
Oesterreichische Kontrollbank AG
1.13%, 04/26/19	700	692,118
1.50%, 10/21/20	790	776,854
1.63%, 03/12/19	850	847,101
PNC Bank N.A.
1.95%, 03/04/19 (Call 02/02/19)(e)	500	499,350
2.25%, 07/02/19 (Call 06/02/19)(a)(e)	1,395	1,397,316
2.40%, 10/18/19 (Call 09/18/19)(e)	250	250,830
3.10%, 10/25/27 (Call 09/25/27)(e)	500	494,430
4.20%, 11/01/25 (Call 10/02/25)(a)(e)	350	375,242
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)(e)	355	352,572
3.30%, 03/08/22 (Call 02/06/22)(e)	312	320,842
3.90%, 04/29/24 (Call 03/29/24)(e)	925	969,437
4.38%, 08/11/20(e)	250	262,895
5.13%, 02/08/20(e)	395	418,491
6.88%, 05/15/19(e)	400	426,152
Regions Bank/Birmingham AL 6.45%, 06/26/37	250	312,660
Regions Financial Corp. 2.75%, 08/14/22 (Call 07/14/22)	330	328,205
Royal Bank of Canada
1.63%, 04/15/19	500	496,895
2.00%, 12/10/18(a)	600	600,270

Security	Par (000)	Value
Banks (continued)
2.15%, 03/15/19	$540	$540,130
2.15%, 10/26/20	300	298,317
2.35%, 10/30/20	350	350,007
2.50%, 01/19/21	910	913,358
2.75%, 02/01/22	140	141,490
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	1,225	1,245,139
4.80%, 04/05/26	200	214,178
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	260	260,400
2.70%, 05/24/19 (Call 04/24/19)	250	250,903
3.70%, 03/28/22 (Call 02/28/22)(b)	150	152,394
4.50%, 07/17/25 (Call 04/17/25)	320	332,966
Santander Issuances SAU 5.18%, 11/19/25	200	215,430
Santander UK Group Holdings PLC
2.88%, 10/16/20	415	417,282
3.13%, 01/08/21	1,095	1,108,950
3.57%, 01/10/23 (Call 01/10/22)	300	304,404
Santander UK PLC
2.50%, 03/14/19	1,025	1,029,776
4.00%, 03/13/24	450	473,850
Skandinaviska Enskilda Banken AB
2.30%, 03/11/20	750	750,000
2.63%, 03/15/21	250	251,123
2.80%, 03/11/22(a)	250	252,388
State Street Corp.
2.55%, 08/18/20(a)	617	623,392
2.65%, 05/15/23 (Call 05/15/22), (3 mo. LIBOR US + 0.635%)(a)(c)	300	300,822
2.65%, 05/19/26(a)	270	262,143
3.30%, 12/16/24	448	462,551
3.70%, 11/20/23	460	485,153
4.38%, 03/07/21	322	342,199
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19	250	250,123
2.45%, 01/10/19	250	250,790
2.45%, 01/16/20	250	250,505
2.45%, 10/20/20	250	249,565
3.40%, 07/11/24	350	358,131
Sumitomo Mitsui Financial Group Inc.
2.44%, 10/19/21	800	791,736
2.78%, 10/18/22	500	496,465
2.85%, 01/11/22	250	250,768
2.93%, 03/09/21	500	505,100
3.35%, 10/18/27	300	299,022
3.45%, 01/11/27(a)	2,250	2,263,522
3.78%, 03/09/26	850	879,410
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	150	150,050
2.45%, 08/01/22 (Call 07/01/22)	380	375,888
3.30%, 05/15/26 (Call 04/15/26)	300	296,541
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	575	574,528
2.90%, 03/03/21 (Call 02/03/21)	90	91,053
SVB Financial Group 3.50%, 01/29/25	375	375,728
Svenska Handelsbanken AB
2.25%, 06/17/19	650	651,709
2.40%, 10/01/20(a)	250	250,690
2.45%, 03/30/21	1,500	1,501,275

354

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
Toronto-Dominion Bank (The)
1.80%, 07/13/21	$1,500	$1,468,545
1.95%, 01/22/19	1,000	999,120
2.25%, 11/05/19	400	400,816
2.50%, 12/14/20	790	793,839
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	250	250,673
2.63%, 01/24/22 (Call 12/23/21)	150	150,974
2.95%, 07/15/22 (Call 06/15/22)	395	401,506
3.00%, 03/15/22 (Call 02/15/22)	690	705,173
3.10%, 04/27/26 (Call 03/27/26)	250	248,045
3.70%, 01/30/24 (Call 12/29/23)	510	535,903
4.13%, 05/24/21 (Call 04/23/21)(a)	165	174,517
Series X, 3.15%, 04/27/27 (Call 03/27/27)	1,000	997,690
U.S. Bank N.A./Cincinnati OH
1.40%, 04/26/19 (Call 03/26/19)	250	247,885
2.05%, 10/23/20 (Call 09/23/20)	750	746,490
2.80%, 01/27/25 (Call 12/27/24)	250	247,718
UBS AG/Stamford CT
2.38%, 08/14/19	480	481,291
4.88%, 08/04/20	500	531,850
Wachovia Corp. 5.50%, 08/01/35	100	117,566
Wells Fargo & Co.
2.50%, 03/04/21	150	149,925
2.55%, 12/07/20(a)	645	646,780
2.60%, 07/22/20	510	513,157
2.63%, 07/22/22	360	357,480
3.00%, 01/22/21	350	355,527
3.00%, 02/19/25	2,415	2,392,251
3.00%, 04/22/26	870	850,547
3.00%, 10/23/26	1,375	1,339,511
3.07%, 01/24/23 (Call 01/24/22)(a)	1,000	1,008,250
3.30%, 09/09/24	1,800	1,826,082
3.50%, 03/08/22	620	638,910
3.55%, 09/29/25	1,310	1,340,392
3.58%, 05/22/28 (Call 05/22/27), (3 mo. LIBOR US + 1.310%)(a)(c)	620	627,421
3.90%, 05/01/45	500	505,665
4.10%, 06/03/26	2,115	2,198,860
4.13%, 08/15/23	400	421,140
4.30%, 07/22/27(a)	480	506,174
4.40%, 06/14/46	600	620,262
4.48%, 01/16/24(a)	146	156,734
4.60%, 04/01/21	380	404,863
4.65%, 11/04/44(a)	400	428,780
4.75%, 12/07/46	600	656,442
4.90%, 11/17/45	260	288,709
5.38%, 11/02/43(a)	500	586,830
5.61%, 01/15/44	685	833,289
Series M, 3.45%, 02/13/23	570	581,126
Series N, 2.15%, 01/30/20	913	910,407
Wells Fargo Bank N.A. 1.75%, 05/24/19	250	248,828
Wells Fargo Capital X 5.95%, 12/01/86	70	79,942
Westpac Banking Corp.
2.10%, 05/13/21	30	29,680
2.25%, 01/17/19	350	350,819
2.30%, 05/26/20	265	264,950
2.50%, 06/28/22	230	228,956
2.60%, 11/23/20	1,350	1,355,710
2.70%, 08/19/26	250	240,145

Security	Par (000)	Value
Banks (continued)
2.85%, 05/13/26	$590	$574,453
3.35%, 03/08/27	960	967,536
4.32%, 11/23/31 (Call 11/23/26), (5 year USD ICE Swap + 2.236%)(c)	105	107,940
4.88%, 11/19/19(a)	560	588,101

		305,843,841
Beverages — 2.4%
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	1,050	1,048,593
2.15%, 02/01/19(a)	880	881,734
2.63%, 01/17/23	753	748,941
2.65%, 02/01/21 (Call 01/01/21)	3,035	3,058,066
3.30%, 02/01/23 (Call 12/01/22)	955	978,292
3.65%, 02/01/26 (Call 11/01/25)	3,235	3,318,204
3.70%, 02/01/24	530	553,537
4.00%, 01/17/43	275	272,891
4.63%, 02/01/44(a)	500	543,660
4.70%, 02/01/36 (Call 08/01/35)	780	860,527
4.90%, 02/01/46 (Call 08/01/45)(a)	2,761	3,110,046
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22(a)	180	178,502
3.75%, 01/15/22	320	334,272
4.38%, 02/15/21	75	79,379
4.44%, 10/06/48 (Call 04/06/48)(a)	669	708,518
4.95%, 01/15/42	500	563,080
5.38%, 01/15/20	121	128,800
6.88%, 11/15/19	300	326,340
7.75%, 01/15/19(a)	500	530,755
8.20%, 01/15/39	230	361,300
Beam Suntory Inc. 3.25%, 05/15/22 (Call 02/15/22)(a)	170	173,109
Brown-Forman Corp. 4.50%, 07/15/45 (Call 01/15/45)	200	222,186
Coca-Cola Bottling Co. Consolidated 3.80%, 11/25/25 (Call 08/25/25)	100	100,794
Coca-Cola Co. (The)
1.55%, 09/01/21(a)	295	289,501
1.88%, 10/27/20	420	416,989
2.20%, 05/25/22	270	268,034
2.25%, 09/01/26	300	283,926
2.45%, 11/01/20	340	343,142
2.88%, 10/27/25	899	900,160
3.15%, 11/15/20	270	278,138
3.20%, 11/01/23(a)	533	551,522
3.30%, 09/01/21	462	478,124
Coca-Cola European Partners US LLC 4.50%, 09/01/21 (Call 06/01/21)	100	106,123
Coca-Cola FEMSA SAB de CV 5.25%, 11/26/43	300	351,243
Constellation Brands Inc.
3.70%, 12/06/26 (Call 09/06/26)	70	71,674
4.25%, 05/01/23	350	371,360
4.75%, 12/01/25	340	372,810
6.00%, 05/01/22	300	337,797
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	280	280,157
3.88%, 04/29/43 (Call 10/29/42)(a)	85	87,193
5.88%, 09/30/36	153	199,804
Diageo Investment Corp.
2.88%, 05/11/22	350	355,505
4.25%, 05/11/42(a)	300	324,270

355

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Beverages (continued)
Dr Pepper Snapple Group Inc.
2.55%, 09/15/26 (Call 06/15/26)	$370	$346,768
3.43%, 06/15/27 (Call 03/15/27)	50	49,976
Fomento Economico Mexicano SAB de CV 2.88%, 05/10/23(a)	250	247,487
Molson Coors Brewing Co.
1.45%, 07/15/19	250	246,768
2.10%, 07/15/21 (Call 06/15/21)	575	563,511
2.25%, 03/15/20 (Call 02/15/20)(b)	160	159,341
3.00%, 07/15/26 (Call 04/15/26)(a)	470	455,421
4.20%, 07/15/46 (Call 01/15/46)(a)	490	485,600
5.00%, 05/01/42	450	497,061
PepsiCo Inc.
1.50%, 02/22/19	100	99,543
1.70%, 10/06/21 (Call 09/06/21)	295	288,212
2.15%, 10/14/20 (Call 09/14/20)	390	389,770
2.38%, 10/06/26 (Call 07/06/26)	735	698,941
2.75%, 03/05/22	250	253,387
2.75%, 03/01/23(a)	157	158,482
2.75%, 04/30/25 (Call 01/30/25)	217	216,490
2.85%, 02/24/26 (Call 11/24/25)(a)	475	470,882
3.00%, 08/25/21	800	819,976
3.00%, 10/15/27 (Call 07/15/27)	250	248,012
3.45%, 10/06/46 (Call 04/06/46)(a)	470	448,982
3.60%, 03/01/24 (Call 12/01/23)	450	472,590
4.00%, 03/05/42	228	237,793
4.00%, 05/02/47 (Call 11/02/46)(a)	500	523,445
4.25%, 10/22/44 (Call 04/22/44)	100	107,593
4.45%, 04/14/46 (Call 10/14/45)	470	524,426
4.50%, 01/15/20	250	262,467
4.60%, 07/17/45 (Call 01/17/45)	221	251,169
Pepsi-Cola Metropolitan Bottling Co. Inc. Series B, 7.00%, 03/01/29(a)	300	405,369

		35,678,460
Biotechnology — 1.3%
Amgen Inc.
2.13%, 05/01/20 (Call 04/01/20)	400	398,084
2.20%, 05/22/19 (Call 04/22/19)	500	500,620
2.60%, 08/19/26 (Call 05/19/26)	455	432,154
2.65%, 05/11/22 (Call 04/11/22)	350	348,694
3.13%, 05/01/25 (Call 02/01/25)	60	59,933
3.45%, 10/01/20	550	564,718
3.63%, 05/15/22 (Call 02/15/22)	50	51,651
3.63%, 05/22/24 (Call 02/22/24)	450	467,424
3.88%, 11/15/21 (Call 08/15/21)	377	392,826
4.10%, 06/15/21 (Call 03/15/21)(a)	507	531,432
4.40%, 05/01/45 (Call 11/01/44)	686	724,265
4.56%, 06/15/48 (Call 12/15/47)	468	505,080
4.66%, 06/15/51 (Call 12/15/50)	1,421	1,536,883
5.65%, 06/15/42 (Call 12/15/41)	25	30,555
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	100	100,693
4.00%, 06/23/25 (Call 03/23/25)	160	164,405
5.25%, 06/23/45 (Call 12/23/44)	290	330,139
Biogen Inc.
2.90%, 09/15/20(a)	780	790,468
4.05%, 09/15/25 (Call 06/15/25)	525	553,371
5.20%, 09/15/45 (Call 03/15/45)	305	352,058
Bio-Rad Laboratories Inc. 4.88%, 12/15/20	30	31,823

Security	Par (000)	Value
Biotechnology (continued)
Celgene Corp.
2.25%, 08/15/21	$60	$58,965
2.88%, 08/15/20	350	353,195
3.25%, 08/15/22	460	466,629
3.55%, 08/15/22	170	174,675
3.63%, 05/15/24 (Call 02/15/24)(a)	202	207,058
3.88%, 08/15/25 (Call 05/15/25)	350	360,874
3.95%, 10/15/20	200	207,798
4.00%, 08/15/23	25	26,256
4.63%, 05/15/44 (Call 11/15/43)	325	338,442
5.00%, 08/15/45 (Call 02/15/45)	630	694,814
5.25%, 08/15/43	250	282,792
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)(a)	50	48,866
2.35%, 02/01/20	200	200,870
2.50%, 09/01/23 (Call 07/01/23)	178	175,214
2.55%, 09/01/20	1,095	1,104,986
2.95%, 03/01/27 (Call 12/01/26)(a)	840	820,873
3.25%, 09/01/22 (Call 07/01/22)	130	133,548
3.50%, 02/01/25 (Call 11/01/24)	250	256,623
3.65%, 03/01/26 (Call 12/01/25)	650	672,724
3.70%, 04/01/24 (Call 01/01/24)	468	489,692
4.00%, 09/01/36 (Call 03/01/36)	150	154,905
4.15%, 03/01/47 (Call 09/01/46)(a)	815	839,499
4.40%, 12/01/21 (Call 09/01/21)	380	406,247
4.50%, 04/01/21 (Call 01/01/21)	200	212,552
4.50%, 02/01/45 (Call 08/01/44)	598	643,352
4.60%, 09/01/35 (Call 03/01/35)	250	277,260
4.75%, 03/01/46 (Call 09/01/45)(a)	515	579,169
4.80%, 04/01/44 (Call 10/01/43)	25	28,133
5.65%, 12/01/41 (Call 06/01/41)	152	190,537

		19,273,824
Building Materials — 0.2%
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(a)(f)	75	77,584
3.75%, 12/01/21 (Call 09/01/21)	182	188,645
3.90%, 02/14/26 (Call 11/14/25)	300	314,253
4.25%, 03/01/21	80	84,124
4.50%, 02/15/47 (Call 08/15/46)(a)	320	342,118
4.95%, 07/02/64 (Call 01/02/64)(f)	80	87,421
5.00%, 03/30/20	92	97,256
Masco Corp.
4.45%, 04/01/25 (Call 01/01/25)	425	451,108
4.50%, 05/15/47 (Call 11/15/46)	200	201,482
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	270	264,141
4.20%, 12/15/22 (Call 09/15/22)	352	369,494
4.30%, 07/15/47 (Call 01/15/47)	300	291,096
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	400	425,904
4.50%, 06/15/47 (Call 12/15/46)	250	253,615

		3,448,241
Chemicals — 1.4%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	211	213,912
3.38%, 03/15/25 (Call 12/15/24)	131	131,627
3.50%, 06/01/23 (Call 03/01/23)	180	184,633
4.13%, 03/15/35 (Call 09/15/34)	45	45,941
4.90%, 06/01/43 (Call 12/01/42)	25	27,395

356

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Chemicals (continued)
5.25%, 01/15/45 (Call 07/15/44)	$300	$345,036
6.75%, 01/15/19	78	81,739
Air Products & Chemicals Inc.
3.00%, 11/03/21(a)	200	204,220
4.38%, 08/21/19	150	155,564
Airgas Inc. 3.65%, 07/15/24 (Call 04/15/24)	180	187,650
Braskem Finance Ltd. 6.45%, 02/03/24	200	225,354
Cabot Corp. 3.70%, 07/15/22	50	51,532
Celanese U.S. Holdings LLC 4.63%, 11/15/22	20	21,349
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	505	508,676
4.13%, 11/15/21 (Call 08/15/21)	670	704,170
4.25%, 11/15/20 (Call 08/15/20)	25	26,179
4.25%, 10/01/34 (Call 04/01/34)	550	573,347
4.38%, 11/15/42 (Call 05/15/42)	348	358,878
5.25%, 11/15/41 (Call 05/15/41)	230	263,012
8.55%, 05/15/19	552	600,852
9.40%, 05/15/39	170	286,256
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	455	457,657
3.60%, 08/15/22 (Call 05/15/22)	98	101,266
3.80%, 03/15/25 (Call 12/15/24)(a)	391	405,999
EI du Pont de Nemours & Co.
2.80%, 02/15/23	527	526,874
3.63%, 01/15/21	286	296,376
4.15%, 02/15/43	449	454,666
4.63%, 01/15/20	300	314,970
FMC Corp. 3.95%, 02/01/22 (Call 11/01/21)	410	422,206
International Flavors & Fragrances Inc. 4.38%, 06/01/47 (Call 12/01/46)	450	467,680
Lubrizol Corp. (The) 6.50%, 10/01/34	25	32,915
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	565	616,517
5.25%, 07/15/43	150	170,636
LYB International Finance II BV 3.50%, 03/02/27 (Call 12/02/26)	360	358,657
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	270	275,597
5.00%, 04/15/19 (Call 01/15/19)	296	304,596
5.75%, 04/15/24 (Call 01/15/24)	300	340,269
6.00%, 11/15/21 (Call 08/17/21)	200	222,518
Methanex Corp. 4.25%, 12/01/24 (Call 09/01/24)	300	303,753
Monsanto Co.
2.13%, 07/15/19	260	259,220
2.85%, 04/15/25 (Call 01/15/25)	350	342,108
3.38%, 07/15/24 (Call 04/15/24)	472	478,608
3.95%, 04/15/45 (Call 10/15/44)	250	241,308
4.20%, 07/15/34 (Call 01/15/34)	102	105,451
4.40%, 07/15/44 (Call 01/15/44)	431	447,589
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	360	368,917
4.25%, 11/15/23 (Call 08/15/23)(a)	395	409,532
5.63%, 11/15/43 (Call 05/15/43)(a)	225	239,015
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)(a)	154	150,316
5.63%, 12/01/40	251	297,134
6.50%, 05/15/19	160	168,891
PPG Industries Inc. 3.60%, 11/15/20	100	104,058

Security	Par (000)	Value
Chemicals (continued)
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)(a)	$400	$394,692
2.45%, 02/15/22 (Call 11/15/21)	92	92,137
2.65%, 02/05/25 (Call 11/05/24)	140	138,369
3.00%, 09/01/21	100	102,095
3.20%, 01/30/26 (Call 10/30/25)(a)	400	408,156
4.05%, 03/15/21	52	54,852
Rohm & Haas Co. 7.85%, 07/15/29	400	546,824
RPM International Inc. 3.45%, 11/15/22 (Call 08/15/22)(a)	200	205,496
Sherwin-Williams Co. (The)
2.25%, 05/15/20(a)	445	442,842
2.75%, 06/01/22 (Call 05/01/22)	365	363,193
3.45%, 06/01/27 (Call 03/01/27)(a)	340	344,155
3.95%, 01/15/26 (Call 10/15/25)	75	78,245
4.00%, 12/15/42 (Call 06/15/42)	100	96,664
4.20%, 01/15/22 (Call 10/15/21)	155	162,192
4.50%, 06/01/47 (Call 12/01/46)	545	576,201
Syngenta Finance NV 3.13%, 03/28/22(a)	465	453,375
Westlake Chemical Corp.
3.60%, 08/15/26 (Call 05/15/26)	660	662,026
4.88%, 05/15/23 (Call 05/15/18)	500	520,400
5.00%, 08/15/46 (Call 02/15/46)	50	55,077

		20,579,612
Commercial Services — 0.5%
Automatic Data Processing Inc. 3.38%, 09/15/25 (Call 06/15/25)	345	355,778
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	425	436,959
5.25%, 10/01/25 (Call 07/01/25)(a)	100	107,238
Board of Trustees of The Leland Stanford Junior University (The)
3.65%, 05/01/48 (Call 11/01/47)	35	36,657
4.75%, 05/01/19	159	164,846
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	330	326,278
4.35%, 12/08/21	328	350,094
5.50%, 12/08/41	245	301,642
Equifax Inc. 3.30%, 12/15/22 (Call 09/15/22)(a)	230	226,589
Johns Hopkins University Series 2013, 4.08%, 07/01/53	150	156,903
Massachusetts Institute of Technology
4.68%, 07/01/14	180	205,454
5.60%, 07/01/11	80	108,378
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)(b)	350	346,286
2.75%, 07/15/19 (Call 06/15/19)	300	302,196
3.25%, 01/15/28 (Call 10/15/27)(a)(b)	450	444,618
4.88%, 02/15/24 (Call 11/15/23)	430	472,411
5.50%, 09/01/20	100	107,916
President and Fellows of Harvard College 3.15%, 07/15/46 (Call 01/15/46)	425	408,935
Princeton University Series A, 4.95%, 03/01/19	250	258,763
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	425	412,811
4.00%, 06/15/25 (Call 03/15/25)	480	505,277
4.40%, 02/15/26 (Call 11/15/25)	150	161,981
Total System Services Inc. 4.80%, 04/01/26 (Call 01/01/26)	300	325,536
University of Southern California 3.03%, 10/01/39	200	186,518

357

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Services (continued)
Verisk Analytics Inc.
4.13%, 09/12/22	$350	$365,512
5.50%, 06/15/45 (Call 12/15/44)	75	85,779
Western Union Co. (The)
5.25%, 04/01/20	110	116,424
6.20%, 11/17/36(a)	100	109,107

		7,386,886
Computers — 2.4%
Apple Inc.
1.55%, 02/07/20	575	568,525
1.55%, 08/04/21 (Call 07/04/21)	95	92,323
1.70%, 02/22/19	300	299,373
1.80%, 11/13/19	300	299,115
1.80%, 05/11/20	250	248,023
1.90%, 02/07/20	500	498,015
2.00%, 05/06/20	1,035	1,031,791
2.10%, 05/06/19(a)	375	375,945
2.10%, 09/12/22 (Call 08/12/22)	460	451,518
2.15%, 02/09/22	120	118,721
2.25%, 02/23/21 (Call 01/23/21)	715	714,256
2.30%, 05/11/22 (Call 04/11/22)	250	248,308
2.40%, 05/03/23(a)	531	525,005
2.45%, 08/04/26 (Call 05/04/26)	500	479,310
2.50%, 02/09/22 (Call 01/09/22)	750	752,940
2.50%, 02/09/25(a)	649	633,781
2.70%, 05/13/22	160	161,357
2.85%, 05/06/21	988	1,005,033
2.85%, 02/23/23 (Call 12/23/22)	360	365,378
2.85%, 05/11/24 (Call 03/11/24)	600	601,818
2.90%, 09/12/27 (Call 06/12/27)(a)	30	29,594
3.00%, 02/09/24 (Call 12/09/23)	305	309,282
3.00%, 11/13/27 (Call 08/13/27)	500	496,285
3.20%, 05/13/25	1,050	1,071,598
3.20%, 05/11/27 (Call 02/11/27)(a)	525	530,575
3.25%, 02/23/26 (Call 11/23/25)	415	422,375
3.35%, 02/09/27 (Call 11/09/26)	140	143,273
3.45%, 05/06/24	775	805,085
3.45%, 02/09/45	737	699,413
3.75%, 09/12/47 (Call 03/12/47)	50	49,811
3.75%, 11/13/47 (Call 05/13/47)	300	299,316
3.85%, 05/04/43	630	640,729
3.85%, 08/04/46 (Call 02/04/46)	350	354,154
4.25%, 02/09/47 (Call 08/09/46)	180	193,874
4.38%, 05/13/45	575	631,459
4.45%, 05/06/44(a)	1,550	1,718,779
4.65%, 02/23/46 (Call 08/23/45)	510	582,706
Dell International LLC/EMC Corp.
3.48%, 06/01/19(b)	745	754,201
4.42%, 06/15/21 (Call 05/15/21)(a)(b)	1,250	1,305,300
5.45%, 06/15/23 (Call 04/15/23)(b)	990	1,066,438
6.02%, 06/15/26 (Call 03/15/26)(b)	865	952,426
8.10%, 07/15/36 (Call 01/15/36)(b)	590	728,072
8.35%, 07/15/46 (Call 01/15/46)(b)	525	661,027
DXC Technology Co.
4.45%, 09/18/22	100	103,712
4.75%, 04/15/27 (Call 01/15/27)	240	255,389
Enterprise Services LLC 7.45%, 10/15/29	50	62,117
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	1,020	1,044,337
4.40%, 10/15/22 (Call 08/15/22)	20	20,971

Security	Par (000)	Value
Computers (continued)
4.90%, 10/15/25 (Call 07/15/25)	$800	$832,968
6.20%, 10/15/35 (Call 04/15/35)	575	610,472
6.35%, 10/15/45 (Call 04/15/45)	220	225,603
HP Inc.
4.05%, 09/15/22(a)	100	104,706
4.30%, 06/01/21	187	196,531
4.38%, 09/15/21	805	849,718
4.65%, 12/09/21	476	508,144
6.00%, 09/15/41	307	325,970
IBM Credit LLC 2.20%, 09/08/22	150	147,219
International Business Machines Corp.
1.63%, 05/15/20	250	247,043
1.88%, 05/15/19	300	299,571
1.88%, 08/01/22	470	455,797
2.25%, 02/19/21	200	199,708
2.50%, 01/27/22(a)	765	766,545
2.90%, 11/01/21	200	203,528
3.30%, 01/27/27(a)	300	305,259
3.38%, 08/01/23	120	123,895
3.45%, 02/19/26(a)	540	555,682
3.63%, 02/12/24	555	580,791
4.00%, 06/20/42	491	511,131
4.70%, 02/19/46(a)	250	287,885
5.60%, 11/30/39(a)	117	149,317
6.22%, 08/01/27	100	124,405
6.50%, 01/15/28	150	191,673
7.00%, 10/30/25	250	320,608
8.38%, 11/01/19	200	223,260
NetApp Inc. 3.30%, 09/29/24 (Call 07/29/24)	525	522,301
Seagate HDD Cayman
4.75%, 06/01/23(a)	290	292,761
4.75%, 01/01/25(a)	55	53,819
4.88%, 03/01/24 (Call 01/01/24)(b)	180	179,908
4.88%, 06/01/27 (Call 03/01/27)(a)	275	262,501
5.75%, 12/01/34 (Call 06/01/34)(a)	210	201,428

		36,262,980
Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co.
1.75%, 03/15/19(a)	250	249,672
2.30%, 05/03/22	360	358,852
2.45%, 11/15/21	30	30,196
3.25%, 03/15/24(a)	315	324,589
3.70%, 08/01/47 (Call 02/01/47)(a)	140	140,281
Estee Lauder Companies Inc. (The)
1.80%, 02/07/20	50	49,680
3.15%, 03/15/27 (Call 12/15/26)	145	146,105
4.38%, 06/15/45 (Call 12/15/44)	106	116,587
Procter & Gamble Co. (The)
1.90%, 11/01/19	410	409,664
2.30%, 02/06/22	536	535,855
2.70%, 02/02/26	432	426,790
3.10%, 08/15/23(a)	100	102,966
3.50%, 10/25/47	300	297,087
5.50%, 02/01/34	250	319,045
5.55%, 03/05/37	234	307,729
Unilever Capital Corp.
1.38%, 07/28/21	285	275,621
1.80%, 05/05/20	190	188,622
2.60%, 05/05/24 (Call 03/05/24)(a)	200	197,786
2.90%, 05/05/27 (Call 02/05/27)(a)	200	197,520

358

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Cosmetics & Personal Care (continued)
3.10%, 07/30/25	$100	$101,205
4.25%, 02/10/21	700	740,775
5.90%, 11/15/32	267	346,836

		5,863,463
Distribution & Wholesale — 0.0%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	25	23,741
4.60%, 06/15/45 (Call 12/15/44)	240	259,166

		282,907
Diversified Financial Services — 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22 (Call 01/01/22)(a)	1,000	1,033,500
4.50%, 05/15/21	1,340	1,407,737
4.63%, 10/30/20	150	157,779
5.00%, 10/01/21	425	455,222
Affiliated Managers Group Inc. 4.25%, 02/15/24	250	262,445
Air Lease Corp.
3.00%, 09/15/23 (Call 07/15/23)(a)	360	357,260
3.63%, 04/01/27 (Call 01/01/27)	50	49,886
3.63%, 12/01/27 (Call 09/01/27)	300	297,927
3.75%, 02/01/22 (Call 12/01/21)(a)	205	212,587
3.88%, 04/01/21 (Call 03/01/21)	595	618,586
American Express Co.
2.20%, 10/30/20 (Call 09/29/20)	240	238,416
2.50%, 08/01/22 (Call 07/01/22)	350	345,831
2.65%, 12/02/22	290	287,880
3.00%, 10/30/24 (Call 09/29/24)	500	497,540
3.63%, 12/05/24 (Call 11/04/24)	1,150	1,181,441
4.05%, 12/03/42	277	285,803
American Express Credit Corp.
1.88%, 05/03/19 (Call 04/03/19)	350	348,824
2.20%, 03/03/20 (Call 02/01/20)	350	349,440
2.25%, 05/05/21 (Call 04/04/21)	370	367,514
2.38%, 05/26/20 (Call 04/25/20)	670	670,777
2.70%, 03/03/22 (Call 01/31/22)	240	241,207
3.30%, 05/03/27 (Call 04/03/27)	355	356,970
Series F, 2.60%, 09/14/20 (Call 08/14/20)	425	427,835
Ameriprise Financial Inc.
3.70%, 10/15/24	382	397,162
4.00%, 10/15/23	285	302,106
5.30%, 03/15/20	5	5,319
Brookfield Finance Inc.
4.25%, 06/02/26 (Call 03/02/26)	100	103,010
4.70%, 09/20/47 (Call 03/20/47)	75	77,085
Capital One Bank USA N.A. 2.30%, 06/05/19 (Call 05/05/19)	250	249,658
Cboe Global Markets Inc. 3.65%, 01/12/27 (Call 10/12/26)(a)	450	461,259
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	156	155,566
3.20%, 03/02/27 (Call 12/02/26)(a)	200	202,136
3.45%, 02/13/26 (Call 11/13/25)	140	143,394
CME Group Inc.
3.00%, 09/15/22	362	368,415
5.30%, 09/15/43 (Call 03/15/43)	314	396,846
Credit Suisse USA Inc. 7.13%, 07/15/32	430	593,262
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	215	216,471
3.95%, 11/06/24 (Call 08/06/24)	430	440,427

Security	Par (000)	Value
Diversified Financial Services (continued)
4.10%, 02/09/27 (Call 11/09/26)(a)	$450	$458,694
5.20%, 04/27/22	160	172,754
E*TRADE Financial Corp. 3.80%, 08/24/27 (Call 05/24/27)	77	76,834
Eaton Vance Corp. 3.50%, 04/06/27 (Call 01/06/27)	355	362,615
Franklin Resources Inc.
2.80%, 09/15/22	62	62,423
2.85%, 03/30/25(a)	170	168,264
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	1,145	1,140,809
3.37%, 11/15/25	300	304,908
4.42%, 11/15/35	2,120	2,258,627
Genpact Luxembourg Sarl 3.70%, 04/01/22 (Call 03/01/22)(b)	285	284,353
HSBC Finance Corp. 6.68%, 01/15/21	170	189,842
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)	250	253,082
3.10%, 09/15/27 (Call 06/15/27)	100	99,250
3.75%, 12/01/25 (Call 09/01/25)	495	518,305
4.00%, 10/15/23	330	351,466
International Lease Finance Corp.
6.25%, 05/15/19	890	936,565
8.25%, 12/15/20	140	161,449
8.63%, 01/15/22	50	60,481
Invesco Finance PLC 4.00%, 01/30/24	270	284,140
Janus Capital Group Inc. 4.88%, 08/01/25 (Call 05/01/25)	380	406,482
Jefferies Group LLC
6.25%, 01/15/36	25	28,097
6.45%, 06/08/27	225	260,201
6.50%, 01/20/43	230	267,016
6.88%, 04/15/21	100	112,346
8.50%, 07/15/19	180	196,790
Lazard Group LLC 3.75%, 02/13/25	270	274,360
Legg Mason Inc. 5.63%, 01/15/44	300	331,467
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)	200	197,682
2.95%, 11/21/26 (Call 08/21/26)(a)	350	349,748
3.38%, 04/01/24(a)	380	395,090
3.80%, 11/21/46 (Call 05/21/46)	325	336,342
Nasdaq Inc.
4.25%, 06/01/24 (Call 03/01/24)	300	316,734
5.55%, 01/15/20	350	372,445
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	35	34,600
1.65%, 02/08/19	250	248,903
2.30%, 11/15/19 (Call 10/15/19)	300	300,981
2.40%, 04/25/22 (Call 03/25/22)	320	318,963
3.05%, 02/15/22 (Call 11/15/21)	305	310,853
3.05%, 04/25/27 (Call 01/25/27)(a)	555	550,593
3.25%, 11/01/25 (Call 08/01/25)	20	20,309
Series C, 8.00%, 03/01/32	200	291,138
Nomura Holdings Inc.
2.75%, 03/19/19(a)	356	357,823
6.70%, 03/04/20	154	167,574
ORIX Corp.
3.25%, 12/04/24	275	273,812
3.70%, 07/18/27	150	150,878
Raymond James Financial Inc.
3.63%, 09/15/26	150	150,458
4.95%, 07/15/46	400	440,504

359

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Diversified Financial Services (continued)
Stifel Financial Corp. 4.25%, 07/18/24	$235	$241,326
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	1,220	1,232,054
3.75%, 08/15/21 (Call 06/15/21)(a)	120	123,236
4.25%, 08/15/24 (Call 05/15/24)	605	628,541
4.50%, 07/23/25 (Call 04/24/25)	270	281,113
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	370	374,921
5.60%, 12/01/19	250	266,005
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)(a)	325	320,869
2.20%, 12/14/20 (Call 11/14/20)	745	744,471
2.75%, 09/15/27 (Call 06/15/27)	225	220,698
2.80%, 12/14/22 (Call 10/14/22)	715	723,130
3.15%, 12/14/25 (Call 09/14/25)	1,010	1,028,200
3.65%, 09/15/47 (Call 03/15/47)	250	250,683
4.15%, 12/14/35 (Call 06/14/35)	425	464,916
4.30%, 12/14/45 (Call 06/14/45)	655	725,825

		37,797,561
Electric — 5.1%
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)(a)(b)	125	123,075
3.80%, 10/01/47 (Call 04/01/47)(b)	125	126,658
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	380	378,423
3.75%, 12/01/47 (Call 06/01/47)(b)	50	50,590
4.00%, 12/01/46 (Call 06/01/46)	350	365,099
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	200	201,294
4.15%, 08/15/44 (Call 02/15/44)	290	308,630
4.30%, 01/02/46 (Call 07/02/45)(a)	100	109,211
6.00%, 03/01/39	25	32,390
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	15	15,089
3.65%, 02/15/26 (Call 11/15/25)	100	102,523
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	200	203,434
4.15%, 03/15/46 (Call 09/15/45)	250	271,055
American Electric Power Co. Inc. 2.95%, 12/15/22 (Call 09/15/22)	20	20,276
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	205	222,573
7.00%, 04/01/38	100	140,792
Arizona Public Service Co.
2.95%, 09/15/27 (Call 06/15/27)	50	49,189
3.75%, 05/15/46 (Call 11/15/45)	125	124,705
4.50%, 04/01/42 (Call 10/01/41)	250	276,925
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	350	351,277
3.50%, 02/01/25 (Call 11/01/24)	250	257,820
3.75%, 11/15/23 (Call 08/15/23)	30	31,376
4.50%, 02/01/45 (Call 08/01/44)	620	682,713
5.15%, 11/15/43 (Call 05/15/43)	236	280,814
6.13%, 04/01/36	388	506,231
6.50%, 09/15/37	335	458,009
Black Hills Corp.
3.95%, 01/15/26 (Call 07/15/25)	200	207,142
4.20%, 09/15/46 (Call 03/15/46)	100	100,913
4.25%, 11/30/23 (Call 08/30/23)	140	147,787

Security	Par (000)	Value
Electric (continued)
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	$175	$172,624
4.50%, 04/01/44 (Call 10/01/43)	300	343,281
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	50	47,447
CenterPoint Energy Inc. 2.50%, 09/01/22 (Call 08/01/22)	65	64,182
Cleco Corporate Holdings LLC 3.74%, 05/01/26 (Call 02/01/26)	710	711,377
Cleveland Electric Illuminating Co. (The) 5.95%, 12/15/36	250	308,842
CMS Energy Corp. 8.75%, 06/15/19	120	131,300
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	50	48,319
2.95%, 08/15/27 (Call 05/15/27)	325	320,099
3.40%, 09/01/21 (Call 06/01/21)	450	463,477
3.70%, 03/01/45 (Call 09/01/44)	200	200,556
3.75%, 08/15/47 (Call 02/15/47)	50	50,879
6.45%, 01/15/38	140	191,191
Connecticut Light & Power Co. (The) 2.50%, 01/15/23 (Call 10/15/22)	150	149,058
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	730	762,916
4.45%, 03/15/44 (Call 09/15/43)	480	534,504
4.50%, 12/01/45 (Call 06/01/45)	100	112,476
4.63%, 12/01/54 (Call 06/01/54)	100	112,391
5.50%, 12/01/39	5	6,276
6.30%, 08/15/37	208	280,765
6.65%, 04/01/19	200	211,490
Series 08-B, 6.75%, 04/01/38(a)	250	355,652
Series 12-A, 4.20%, 03/15/42	150	161,043
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	40	41,041
Series B, 3.13%, 11/15/27 (Call 08/15/27)(a)	250	251,550
Consolidated Edison Inc. 2.00%, 05/15/21 (Call 04/15/21)	250	246,250
Consumers Energy Co.
3.38%, 08/15/23 (Call 05/15/23)	125	129,241
3.95%, 07/15/47 (Call 01/15/47)	255	268,569
6.13%, 03/15/19	1,050	1,102,059
6.70%, 09/15/19	300	322,920
Delmarva Power & Light Co. 3.50%, 11/15/23 (Call 08/15/23)	50	51,705
Dominion Energy Inc.
2.50%, 12/01/19 (Call 11/01/19)	280	280,409
2.58%, 07/01/20	130	130,044
3.63%, 12/01/24 (Call 09/01/24)(a)	110	114,015
3.90%, 10/01/25 (Call 07/01/25)	330	344,744
4.45%, 03/15/21	225	238,495
4.70%, 12/01/44 (Call 06/01/44)(a)	400	444,424
5.20%, 08/15/19	200	209,226
5.75%, 10/01/54 (Call 10/01/24), (3 mo. LIBOR US + 3.057%)(a)(c)	200	216,238
7.00%, 06/15/38	140	190,947
Series B, 2.75%, 09/15/22 (Call 06/15/22)	160	159,283
Series B, 5.95%, 06/15/35	400	496,788
DTE Electric Co.
2.85%, 10/01/26 (Call 07/01/26)	210	201,705
3.70%, 03/15/45 (Call 09/15/44)	430	432,214
3.80%, 03/15/27 (Call 12/15/26)	50	51,526
DTE Energy Co.
1.50%, 10/01/19	465	458,039
2.40%, 12/01/19 (Call 11/01/19)	195	195,012
3.30%, 06/15/22 (Call 04/15/22)	220	223,894
Series F, 3.85%, 12/01/23 (Call 09/01/23)	100	103,821

360

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
Duke Energy Carolinas LLC
2.95%, 12/01/26 (Call 09/01/26)	$370	$367,465
3.75%, 06/01/45 (Call 12/01/44)	380	385,803
3.90%, 06/15/21 (Call 03/15/21)(a)	330	346,210
4.25%, 12/15/41 (Call 06/15/41)	160	173,648
6.05%, 04/15/38	182	241,876
6.10%, 06/01/37	25	32,696
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	375	365,212
2.65%, 09/01/26 (Call 06/01/26)	490	466,960
3.05%, 08/15/22 (Call 05/15/22)	575	583,309
3.15%, 08/15/27 (Call 05/15/27)	50	49,326
3.55%, 09/15/21 (Call 06/15/21)	550	568,782
3.75%, 04/15/24 (Call 01/15/24)	320	333,459
3.75%, 09/01/46 (Call 03/01/46)(a)	280	273,829
3.95%, 08/15/47 (Call 02/15/47)	75	75,632
4.80%, 12/15/45 (Call 06/15/45)(a)	100	113,403
Duke Energy Florida LLC
3.10%, 08/15/21 (Call 05/15/21)	100	102,409
3.20%, 01/15/27 (Call 10/15/26)	1,825	1,841,443
3.40%, 10/01/46 (Call 04/01/46)	70	66,490
3.85%, 11/15/42 (Call 05/15/42)	300	306,783
5.65%, 04/01/40	100	128,067
6.35%, 09/15/37	25	34,241
6.40%, 06/15/38	97	134,580
Duke Energy Indiana LLC
6.35%, 08/15/38	200	272,084
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	50	58,795
Duke Energy Ohio Inc. 3.70%, 06/15/46 (Call 12/15/45)	300	299,961
Duke Energy Progress LLC
3.70%, 10/15/46 (Call 04/15/46)	1,075	1,080,095
4.10%, 03/15/43 (Call 09/15/42)	50	52,877
4.15%, 12/01/44 (Call 06/01/44)	220	235,312
4.20%, 08/15/45 (Call 02/15/45)	50	54,099
5.30%, 01/15/19	200	207,310
Edison International 2.40%, 09/15/22 (Call 08/15/22)	325	319,533
El Paso Electric Co. 6.00%, 05/15/35	50	58,935
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	50	49,997
3.55%, 06/15/26 (Call 03/15/26)	535	535,562
4.75%, 06/15/46 (Call 12/15/45)	500	538,090
Entergy Arkansas Inc. 3.75%, 02/15/21 (Call 11/15/20)	390	404,223
Entergy Corp. 2.95%, 09/01/26 (Call 06/01/26)(a)	1,190	1,153,872
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	40	37,832
4.95%, 01/15/45 (Call 01/15/25)	170	176,985
Entergy Texas Inc. 7.13%, 02/01/19	300	316,251
Eversource Energy Series K, 2.75%, 03/15/22 (Call 02/15/22)	150	150,329
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	170	171,775
3.40%, 04/15/26 (Call 01/15/26)	390	391,018
3.50%, 06/01/22 (Call 05/01/22)	370	378,554
3.95%, 06/15/25 (Call 03/15/25)	450	469,485
4.45%, 04/15/46 (Call 10/15/45)	750	799,717
5.10%, 06/15/45 (Call 12/15/44)	50	57,859
5.15%, 12/01/20 (Call 09/01/20)	100	106,851
Exelon Generation Co. LLC
4.00%, 10/01/20 (Call 07/01/20)	175	181,461
5.20%, 10/01/19	200	209,956

Security	Par (000)	Value
Electric (continued)
5.60%, 06/15/42 (Call 12/15/41)	$320	$338,147
6.25%, 10/01/39	350	398,832
FirstEnergy Corp.
Series B, 3.90%, 07/15/27 (Call 04/15/27)	355	362,146
Series B, 4.25%, 03/15/23 (Call 12/15/22)	400	419,868
Series C, 4.85%, 07/15/47 (Call 01/15/47)	460	498,668
Florida Power & Light Co.
3.80%, 12/15/42 (Call 06/15/42)	250	257,572
4.05%, 10/01/44 (Call 04/01/44)	400	431,700
5.25%, 02/01/41 (Call 08/01/40)	200	247,212
5.65%, 02/01/37	200	254,800
5.69%, 03/01/40	25	32,762
5.95%, 02/01/38(a)	175	231,546
5.96%, 04/01/39	115	152,962
Fortis Inc./Canada 3.06%, 10/04/26 (Call 07/04/26)	510	491,926
Georgia Power Co.
1.95%, 12/01/18	200	199,922
4.25%, 12/01/19	170	177,210
4.30%, 03/15/42	510	529,013
5.40%, 06/01/40	150	177,327
Series 10-C, 4.75%, 09/01/40	25	27,348
Great Plains Energy Inc. 4.85%, 06/01/21 (Call 03/01/21)	50	52,889
Iberdrola International BV 6.75%, 07/15/36	200	260,636
Indiana Michigan Power Co. 7.00%, 03/15/19	180	190,575
Interstate Power & Light Co. 6.25%, 07/15/39	100	131,224
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)(b)	50	49,843
3.35%, 11/15/27 (Call 08/15/27)(b)	250	249,602
5.30%, 07/01/43 (Call 01/01/43)	250	296,657
Kansas City Power & Light Co.
4.20%, 06/15/47 (Call 12/15/46)	300	312,420
5.30%, 10/01/41 (Call 04/01/41)	200	232,010
Kentucky Utilities Co. 5.13%, 11/01/40 (Call 05/01/40)	210	255,536
LG&E & KU Energy LLC 3.75%, 11/15/20 (Call 08/15/20)	32	33,075
Louisville Gas & Electric Co. Series 25, 3.30%, 10/01/25 (Call 07/01/25)	500	511,760
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	150	150,708
3.50%, 10/15/24 (Call 07/15/24)	70	73,285
3.95%, 08/01/47 (Call 02/01/47)(a)	300	315,120
4.25%, 05/01/46 (Call 11/01/45)	250	273,722
Nevada Power Co.
6.65%, 04/01/36	50	68,179
7.13%, 03/15/19	100	106,089
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	135	135,289
3.55%, 05/01/27 (Call 02/01/27)	405	413,315
4.50%, 06/01/21 (Call 03/01/21)	100	106,212
6.00%, 03/01/19	135	140,914
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	20	19,687
3.60%, 09/15/47 (Call 03/15/47)	65	65,205
4.13%, 05/15/44 (Call 11/15/43)	325	351,276
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	250	247,132
3.20%, 05/15/27 (Call 02/15/27)	170	171,829
5.50%, 03/15/40	125	157,819
Oglethorpe Power Corp.
5.25%, 09/01/50(a)	226	254,878
5.38%, 11/01/40	95	110,713

361

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
Ohio Power Co. Series M, 5.38%, 10/01/21	$120	$132,600
Oncor Electric Delivery Co. LLC
2.95%, 04/01/25 (Call 01/01/25)	250	248,915
3.75%, 04/01/45 (Call 10/01/44)	50	50,356
3.80%, 09/30/47 (Call 03/30/47)(b)	50	50,923
5.30%, 06/01/42 (Call 12/01/41)	400	494,608
7.00%, 09/01/22	170	202,035
7.50%, 09/01/38	66	97,502
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)(a)	200	197,084
3.30%, 12/01/27 (Call 09/01/27)(b)	500	495,675
3.40%, 08/15/24 (Call 05/15/24)(a)	155	157,655
3.50%, 10/01/20 (Call 07/01/20)	293	300,978
3.75%, 02/15/24 (Call 11/15/23)	225	233,073
4.00%, 12/01/46 (Call 06/01/46)(a)	1,075	1,080,934
4.25%, 05/15/21 (Call 02/15/21)	90	94,655
4.25%, 03/15/46 (Call 09/15/45)	205	212,782
4.75%, 02/15/44 (Call 08/15/43)	300	331,503
5.40%, 01/15/40(a)	5	5,946
6.05%, 03/01/34	755	939,499
6.25%, 03/01/39	350	454,573
8.25%, 10/15/18	730	680,012
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	238	242,453
2.95%, 06/01/23 (Call 03/01/23)	50	50,892
3.60%, 04/01/24 (Call 01/01/24)	186	193,951
3.85%, 06/15/21 (Call 03/15/21)	230	240,930
4.10%, 02/01/42 (Call 08/01/41)	250	266,445
5.25%, 06/15/35	100	120,350
6.00%, 01/15/39	250	330,942
PECO Energy Co.
1.70%, 09/15/21 (Call 08/15/21)	300	291,654
3.15%, 10/15/25 (Call 07/15/25)	250	251,547
5.95%, 10/01/36	100	129,855
Portland General Electric Co. 6.10%, 04/15/19	100	105,015
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	165	172,255
4.15%, 03/15/43 (Call 09/15/42)	480	515,664
PPL Capital Funding Inc.
4.00%, 09/15/47 (Call 03/15/47)(a)	125	125,645
4.20%, 06/15/22 (Call 03/15/22)	150	158,730
5.00%, 03/15/44 (Call 09/15/43)	54	62,278
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)(a)	150	152,708
4.15%, 10/01/45 (Call 04/01/45)(a)	250	271,190
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	200	202,714
4.40%, 01/15/21 (Call 10/15/20)	150	157,481
7.75%, 03/01/31	225	314,426
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	240	242,520
8.63%, 04/15/31(a)	300	396,435
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	400	395,116
3.80%, 06/15/47 (Call 12/15/46)(a)	250	257,115
4.30%, 03/15/44 (Call 09/15/43)	25	27,646
Public Service Co. of New Hampshire 3.50%, 11/01/23 (Call 08/01/23)	350	363,079

Security	Par (000)	Value
Electric (continued)
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	$100	$98,650
2.25%, 09/15/26 (Call 06/15/26)	340	319,498
2.38%, 05/15/23 (Call 02/15/23)(a)	50	49,361
5.50%, 03/01/40	110	138,885
5.80%, 05/01/37	200	257,966
Public Service Enterprise Group Inc. 1.60%, 11/15/19	110	108,254
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	250	254,157
5.63%, 07/15/22 (Call 04/15/22)	330	365,676
Puget Sound Energy Inc.
5.76%, 10/01/39	130	168,204
5.80%, 03/15/40	300	390,519
San Diego Gas & Electric Co.
3.00%, 08/15/21(a)	605	619,139
6.00%, 06/01/39	50	66,042
SCANA Corp. 4.75%, 05/15/21 (Call 02/15/21)(a)	100	103,258
Sierra Pacific Power Co. 2.60%, 05/01/26 (Call 02/01/26)	100	96,618
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	25	25,325
4.50%, 06/01/64 (Call 12/01/63)	300	299,562
4.60%, 06/15/43 (Call 12/15/42)	165	173,361
5.10%, 06/01/65 (Call 12/01/64)(a)	400	440,912
6.05%, 01/15/38(a)	125	152,933
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)(a)	150	157,346
4.00%, 04/01/47 (Call 10/01/46)	50	53,111
4.65%, 10/01/43 (Call 04/01/43)	150	174,311
5.50%, 03/15/40(a)	140	178,984
5.63%, 02/01/36	200	250,056
5.75%, 04/01/35	160	202,381
6.00%, 01/15/34	62	79,746
Series 05-E, 5.35%, 07/15/35	400	485,864
Series 06-E, 5.55%, 01/15/37	180	225,427
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	325	338,718
Series C, 3.60%, 02/01/45 (Call 08/01/44)	100	99,679
Southern Co. (The)
1.85%, 07/01/19	155	154,216
2.35%, 07/01/21 (Call 06/01/21)	660	653,440
2.75%, 06/15/20 (Call 05/15/20)	285	287,098
3.25%, 07/01/26 (Call 04/01/26)	1,775	1,746,529
4.40%, 07/01/46 (Call 01/01/46)	1,375	1,443,791
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)(a)	800	843,464
5.15%, 09/15/41	100	108,737
Southwestern Electric Power Co. 3.90%, 04/01/45 (Call 10/01/44)	325	326,394
Southwestern Public Service Co. 3.70%, 08/15/47 (Call 02/15/47)	545	547,779
Toledo Edison Co. (The) 6.15%, 05/15/37	200	255,216
UIL Holdings Corp. 4.63%, 10/01/20	100	105,210
Union Electric Co.
2.95%, 06/15/27 (Call 03/15/27)	75	74,417
3.50%, 04/15/24 (Call 01/15/24)	100	103,770
3.90%, 09/15/42 (Call 03/15/42)	300	311,310
6.70%, 02/01/19	110	115,572
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	180	183,163
4.00%, 11/15/46 (Call 05/15/46)(a)	125	130,739
4.45%, 02/15/44 (Call 08/15/43)	275	307,497

362

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
6.35%, 11/30/37	$350	$472,129
8.88%, 11/15/38	205	348,324
Series A, 3.10%, 05/15/25 (Call 02/15/25)	200	201,220
Series A, 3.50%, 03/15/27 (Call 12/15/26)	300	308,952
Series B, 2.95%, 11/15/26 (Call 08/15/26)	500	495,445
Series B, 3.80%, 09/15/47 (Call 03/15/47)	50	50,650
Westar Energy Inc.
3.10%, 04/01/27 (Call 01/01/27)	40	40,048
4.10%, 04/01/43 (Call 10/01/42)(a)	100	105,864
4.13%, 03/01/42 (Call 09/01/41)	50	53,008
4.25%, 12/01/45 (Call 06/01/45)	200	216,814
Wisconsin Electric Power Co. 2.95%, 09/15/21 (Call 06/15/21)	250	254,137
Wisconsin Power & Light Co. 3.05%, 10/15/27 (Call 07/15/27)	170	169,257
Wisconsin Public Service Corp. 4.75%, 11/01/44 (Call 05/01/44)	50	58,729
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	515	513,934
3.30%, 06/01/25 (Call 12/01/24)	75	75,896
3.35%, 12/01/26 (Call 06/01/26)(a)	400	404,600
4.70%, 05/15/20 (Call 11/15/19)	475	496,793
6.50%, 07/01/36	225	300,611

		76,656,358
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	300	299,202
4.25%, 11/15/20	250	263,530

		562,732
Electronics — 0.5%
Agilent Technologies Inc.
3.05%, 09/22/26 (Call 06/22/26)	100	95,814
3.20%, 10/01/22 (Call 07/01/22)	150	151,729
5.00%, 07/15/20	250	265,905
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	125	124,181
3.55%, 10/01/27 (Call 07/01/27)	100	99,392
Amphenol Corp.
3.20%, 04/01/24 (Call 02/01/24)	315	315,605
4.00%, 02/01/22 (Call 11/01/21)	400	419,380
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	270	265,791
4.00%, 04/01/25 (Call 01/01/25)	235	238,617
4.50%, 03/01/23 (Call 12/01/22)	100	104,995
Avnet Inc. 4.88%, 12/01/22	322	340,273
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	35	35,106
4.38%, 11/15/57 (Call 05/15/57)	200	196,792
4.75%, 03/15/42	106	116,299
5.75%, 08/15/40	150	182,071
Flex Ltd.
4.63%, 02/15/20	205	213,063
4.75%, 06/15/25 (Call 03/15/25)	100	107,387
Fortive Corp. 3.15%, 06/15/26 (Call 03/15/26)	660	654,133
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	510	499,570
2.50%, 11/01/26 (Call 08/01/26)	1,395	1,335,671
3.81%, 11/21/47 (Call 05/21/47)(b)	125	126,779
4.25%, 03/01/21	462	490,103

Security	Par (000)	Value
Electronics (continued)
Jabil Inc.
4.70%, 09/15/22	$100	$105,565
5.63%, 12/15/20	100	107,500
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	150	158,886
4.60%, 04/06/27 (Call 01/06/27)	355	374,859
Koninklijke Philips NV
3.75%, 03/15/22	300	312,747
5.00%, 03/15/42(a)	184	212,954
PerkinElmer Inc. 5.00%, 11/15/21 (Call 08/15/21)	130	140,660
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	25	25,716
3.50%, 02/03/22 (Call 11/03/21)(a)	150	154,593

		7,972,136
Engineering & Construction — 0.1%
ABB Finance USA Inc.
2.88%, 05/08/22	300	305,049
4.38%, 05/08/42	50	53,827
Fluor Corp.
3.38%, 09/15/21(a)	250	256,202
3.50%, 12/15/24 (Call 09/15/24)	250	255,343

		870,421
Environmental Control — 0.2%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)(a)	204	204,908
3.38%, 11/15/27 (Call 08/15/27)	160	160,785
3.55%, 06/01/22 (Call 03/01/22)	200	206,734
4.75%, 05/15/23 (Call 02/15/23)(a)	100	108,924
5.25%, 11/15/21	417	456,336
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)(a)	200	201,854
3.13%, 03/01/25 (Call 12/01/24)	160	161,389
3.15%, 11/15/27 (Call 08/15/27)	420	418,370
3.90%, 03/01/35 (Call 09/01/34)	400	414,648
4.10%, 03/01/45 (Call 09/01/44)	202	213,225

		2,547,173
Food — 1.3%
Campbell Soup Co. 3.80%, 08/02/42(a)	250	240,362
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	390	394,969
7.00%, 10/01/28	100	124,677
Flowers Foods Inc. 4.38%, 04/01/22 (Call 01/01/22)(a)	250	266,242
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	555	566,444
5.40%, 06/15/40	350	414,512
5.65%, 02/15/19	317	330,098
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	890	833,770
4.13%, 12/01/20	100	105,462
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)	350	343,910
4.63%, 11/01/20	275	290,268
JM Smucker Co. (The)
2.50%, 03/15/20	300	301,014
3.50%, 03/15/25	200	203,560
4.38%, 03/15/45	495	516,834
Kellogg Co.
3.25%, 04/01/26	300	297,390
3.40%, 11/15/27 (Call 08/15/27)	250	248,130

363

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Food (continued)
4.00%, 12/15/20	$460	$481,477
4.50%, 04/01/46(a)	250	261,372
Series B, 7.45%, 04/01/31	50	67,080
Koninklijke Ahold Delhaize NV 5.70%, 10/01/40	150	173,564
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	1,030	1,037,097
3.00%, 06/01/26 (Call 03/01/26)(a)	485	463,626
3.50%, 06/06/22	670	685,316
3.50%, 07/15/22 (Call 05/15/22)	300	306,747
3.95%, 07/15/25 (Call 04/15/25)(a)	510	525,591
4.38%, 06/01/46 (Call 12/01/45)	935	904,902
5.00%, 07/15/35 (Call 01/15/35)	375	407,467
5.00%, 06/04/42	285	301,040
5.20%, 07/15/45 (Call 01/15/45)	540	583,816
6.50%, 02/09/40	200	249,696
6.88%, 01/26/39	182	234,205
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	410	410,344
2.65%, 10/15/26 (Call 07/15/26)	50	46,374
2.95%, 11/01/21 (Call 10/01/21)	284	287,644
3.30%, 01/15/21 (Call 12/15/20)	400	408,664
3.40%, 04/15/22 (Call 01/15/22)	350	358,302
3.70%, 08/01/27 (Call 05/01/27)	100	100,326
3.85%, 08/01/23 (Call 05/01/23)	371	384,772
3.88%, 10/15/46 (Call 04/15/46)	25	22,330
4.45%, 02/01/47 (Call 08/01/46)	580	562,739
4.65%, 01/15/48 (Call 07/15/47)	50	49,939
5.00%, 04/15/42 (Call 10/15/41)	90	92,451
5.40%, 07/15/40 (Call 01/15/40)	100	108,114
6.90%, 04/15/38	100	127,090
7.50%, 04/01/31	185	241,042
McCormick & Co. Inc./MD 4.20%, 08/15/47 (Call 02/15/47)	75	77,984
Mondelez International Inc. 6.50%, 02/09/40	275	354,695
Sysco Corp.
1.90%, 04/01/19	200	199,444
2.50%, 07/15/21 (Call 06/15/21)	435	434,126
2.60%, 10/01/20 (Call 09/01/20)	450	452,659
3.30%, 07/15/26 (Call 04/15/26)	250	250,730
3.75%, 10/01/25 (Call 07/01/25)	425	441,749
4.50%, 04/01/46 (Call 10/01/45)	150	159,927
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)	65	64,104
2.65%, 08/15/19 (Call 07/15/19)	200	201,130
3.55%, 06/02/27 (Call 03/02/27)	160	162,333
3.95%, 08/15/24 (Call 05/15/24)	200	210,398
4.50%, 06/15/22 (Call 03/15/22)	442	473,143
4.55%, 06/02/47 (Call 12/02/46)	500	535,725
4.88%, 08/15/34 (Call 02/15/34)	161	179,063
Whole Foods Market Inc. 5.20%, 12/03/25 (Call 09/03/25)	445	506,744

		20,064,723
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA 4.50%, 08/01/24 (Call 05/01/24)(a)	200	211,214
Domtar Corp. 4.40%, 04/01/22 (Call 01/01/22)(a)	152	159,047
Fibria Overseas Finance Ltd.
5.25%, 05/12/24(a)	200	214,962
5.50%, 01/17/27(a)	30	32,228
Georgia-Pacific LLC 7.75%, 11/15/29	250	346,802

Security	Par (000)	Value
Forest Products & Paper (continued)
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	$260	$251,381
3.65%, 06/15/24 (Call 03/15/24)	425	440,487
3.80%, 01/15/26 (Call 10/15/25)	120	123,882
4.40%, 08/15/47 (Call 02/15/47)	260	266,529
4.75%, 02/15/22 (Call 11/15/21)	150	161,529
4.80%, 06/15/44 (Call 12/15/43)	445	479,421
5.00%, 09/15/35 (Call 03/15/35)	204	228,507
6.00%, 11/15/41 (Call 05/15/41)	75	92,658
7.30%, 11/15/39	50	69,291

		3,077,938
Gas — 0.5%
Atmos Energy Corp.
3.00%, 06/15/27 (Call 03/15/27)	200	199,040
4.15%, 01/15/43 (Call 07/15/42)	172	182,735
5.50%, 06/15/41 (Call 12/15/40)	100	124,477
8.50%, 03/15/19	132	142,189
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	75	76,783
4.50%, 01/15/21 (Call 10/15/20)	331	347,242
5.85%, 01/15/41 (Call 07/15/40)(a)	50	62,997
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	260	260,907
2.80%, 11/15/20 (Call 10/15/20)(a)	250	252,172
4.80%, 11/01/43 (Call 05/01/43)	200	216,718
KeySpan Corp. 5.80%, 04/01/35	175	212,137
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	250	254,300
3.95%, 09/15/27 (Call 06/15/27)	50	49,458
4.90%, 12/01/21 (Call 09/01/21)	120	126,361
NiSource Finance Corp.
3.49%, 05/15/27 (Call 02/15/27)	285	288,135
4.80%, 02/15/44 (Call 08/15/43)	150	167,169
5.65%, 02/01/45 (Call 08/01/44)	455	562,617
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	100	99,950
4.66%, 02/01/44 (Call 08/01/43)(a)	100	112,394
Piedmont Natural Gas Co. Inc. 4.65%, 08/01/43 (Call 02/01/43)	200	223,836
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	154	154,112
2.85%, 11/15/20 (Call 10/15/20)	100	101,147
3.75%, 11/15/25 (Call 08/15/25)	188	193,593
6.00%, 10/15/39	245	314,889
9.80%, 02/15/19	240	261,264
Southern California Gas Co.
2.60%, 06/15/26 (Call 03/15/26)	35	33,837
3.20%, 06/15/25 (Call 03/15/25)	1,325	1,348,201
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	145	140,683
3.50%, 09/15/21 (Call 06/15/21)	120	122,890
5.25%, 08/15/19	80	83,619
5.88%, 03/15/41 (Call 09/15/40)	125	153,500

		6,869,352
Hand & Machine Tools — 0.0%
Kennametal Inc. 2.65%, 11/01/19 (Call 10/01/19)	352	351,353

364

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Hand & Machine Tools (continued)
Stanley Black & Decker Inc.
2.90%, 11/01/22	$270	$271,836
3.40%, 12/01/21 (Call 09/01/21)	22	22,653

		645,842
Health Care - Products — 1.6%
Abbott Laboratories
2.00%, 03/15/20(a)	255	252,626
2.35%, 11/22/19	1,075	1,076,118
2.55%, 03/15/22(a)	120	118,687
2.80%, 09/15/20 (Call 08/15/20)	265	267,011
2.90%, 11/30/21 (Call 10/30/21)	305	306,781
3.25%, 04/15/23 (Call 01/15/23)	50	50,594
3.40%, 11/30/23 (Call 09/30/23)	325	330,109
3.75%, 11/30/26 (Call 08/30/26)	950	968,743
4.13%, 05/27/20	200	208,414
4.75%, 11/30/36 (Call 05/30/36)	470	516,121
4.75%, 04/15/43 (Call 10/15/42)	332	361,658
4.90%, 11/30/46 (Call 05/30/46)	850	951,600
5.13%, 04/01/19	292	303,187
5.30%, 05/27/40	418	475,826
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	299	285,183
3.50%, 08/15/46 (Call 02/15/46)	150	134,501
Becton Dickinson and Co.
2.40%, 06/05/20	300	298,380
2.68%, 12/15/19	480	482,362
2.89%, 06/06/22 (Call 05/06/22)	520	516,396
3.13%, 11/08/21	365	367,365
3.25%, 11/12/20(a)	486	494,000
3.70%, 06/06/27 (Call 03/06/27)	605	604,268
3.73%, 12/15/24 (Call 09/15/24)	320	326,288
4.67%, 06/06/47 (Call 12/06/46)	540	567,945
4.69%, 12/15/44 (Call 06/15/44)	130	137,228
Boston Scientific Corp.
3.85%, 05/15/25	685	707,036
6.00%, 01/15/20	520	556,925
Covidien International Finance SA 3.20%, 06/15/22 (Call 03/15/22)	170	173,902
Danaher Corp.
2.40%, 09/15/20 (Call 08/15/20)	250	251,258
3.35%, 09/15/25 (Call 06/15/25)	250	258,635
4.38%, 09/15/45 (Call 03/15/45)	150	166,121
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	150	159,194
6.00%, 03/01/20	200	214,394
Medtronic Global Holdings SCA 3.35%, 04/01/27 (Call 01/01/27)	300	305,802
Medtronic Inc.
2.50%, 03/15/20	260	262,023
3.15%, 03/15/22	1,040	1,066,146
3.50%, 03/15/25	562	580,765
3.63%, 03/15/24 (Call 12/15/23)	820	859,032
4.38%, 03/15/35	372	408,114
4.63%, 03/15/44 (Call 09/15/43)	467	527,500
4.63%, 03/15/45	1,335	1,522,501
5.55%, 03/15/40	140	172,659
5.60%, 03/15/19(a)	300	313,251
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	250	251,135
3.38%, 11/01/25 (Call 08/01/25)	80	81,694

Security	Par (000)	Value
Health Care — Products (continued)
3.50%, 03/15/26 (Call 12/15/25)(a)	$420	$432,062
4.10%, 04/01/43 (Call 10/01/42)	100	102,092
4.38%, 05/15/44 (Call 11/15/43)	275	292,619
4.63%, 03/15/46 (Call 09/15/45)	345	384,837
Thermo Fisher Scientific Inc.
2.15%, 12/14/18(a)	45	45,068
2.95%, 09/19/26 (Call 06/19/26)	620	602,268
3.00%, 04/15/23 (Call 02/15/23)	410	411,423
3.15%, 01/15/23 (Call 10/15/22)	100	101,378
3.30%, 02/15/22	20	20,454
3.60%, 08/15/21 (Call 05/15/21)	160	165,134
4.10%, 08/15/47 (Call 02/15/47)(a)	75	75,549
4.15%, 02/01/24 (Call 11/01/23)	306	323,837
4.50%, 03/01/21	400	424,072
5.30%, 02/01/44 (Call 08/01/43)	100	118,280
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)(a)	200	200,780
3.38%, 11/30/21 (Call 08/30/21)	261	264,351
3.55%, 04/01/25 (Call 01/01/25)	415	414,643
5.75%, 11/30/39	100	115,368

		23,733,693
Health Care - Services — 1.3%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	276	273,257
2.80%, 06/15/23 (Call 04/15/23)	425	418,829
3.50%, 11/15/24 (Call 08/15/24)	250	253,787
3.88%, 08/15/47 (Call 02/15/47)(a)	110	104,232
4.13%, 06/01/21 (Call 03/01/21)	130	135,693
4.13%, 11/15/42 (Call 05/15/42)	381	373,433
6.63%, 06/15/36	142	186,159
Anthem Inc.
2.25%, 08/15/19	240	239,633
2.50%, 11/21/20	100	100,030
2.95%, 12/01/22 (Call 11/01/22)	100	100,129
3.13%, 05/15/22	50	50,477
3.30%, 01/15/23	635	646,081
3.35%, 12/01/24 (Call 10/01/24)	150	150,909
3.50%, 08/15/24 (Call 05/15/24)	497	504,664
3.65%, 12/01/27 (Call 09/01/27)	250	252,017
3.70%, 08/15/21 (Call 05/15/21)	282	291,154
4.35%, 08/15/20	350	367,118
4.38%, 12/01/47 (Call 06/01/47)	250	257,365
4.63%, 05/15/42	487	520,622
4.65%, 01/15/43	375	400,927
4.65%, 08/15/44 (Call 02/15/44)	40	42,764
5.85%, 01/15/36	175	218,180
5.95%, 12/15/34	50	62,754
6.38%, 06/15/37	136	181,714
Ascension Health 3.95%, 11/15/46	345	355,374
Catholic Health Initiatives 4.35%, 11/01/42	200	186,158
Children’s Hospital Corp. (The) Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	200	213,060
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	640	618,694
3.88%, 10/15/47 (Call 04/15/47)	240	232,375
4.50%, 03/15/21 (Call 12/15/20)	312	329,010
5.13%, 06/15/20	237	252,019
Coventry Health Care Inc. 5.45%, 06/15/21 (Call 03/15/21)	30	32,548

365

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health Care - Services (continued)
Duke University Health System Inc. Series 2017, 3.92%, 06/01/47 (Call 12/01/46)(a)	$104	$106,820
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	248	250,118
4.63%, 12/01/42 (Call 06/01/42)	25	27,006
4.95%, 10/01/44 (Call 04/01/44)	590	656,021
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	250	250,318
3.50%, 04/01/22	150	154,752
4.15%, 05/01/47 (Call 11/01/46)	350	374,836
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	440	448,096
3.60%, 09/01/27 (Call 06/01/27)(a)	50	50,122
3.75%, 08/23/22 (Call 05/23/22)(a)	225	233,620
4.70%, 02/01/45 (Call 08/01/44)	155	164,639
Magellan Health Inc. 4.40%, 09/22/24 (Call 07/22/24)	50	50,289
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 07/01/55	70	74,379
New York-Presbyterian Hospital (The) 4.06%, 08/01/56	350	358,841
Northwell Healthcare Inc. 4.26%, 11/01/47 (Call 11/01/46)	340	342,111
Quest Diagnostics Inc.
2.70%, 04/01/19(a)	200	201,034
4.25%, 04/01/24 (Call 01/01/24)	100	106,086
4.70%, 04/01/21	200	212,428
4.70%, 03/30/45 (Call 09/30/44)	186	194,696
UnitedHealth Group Inc.
2.13%, 03/15/21	90	89,324
2.30%, 12/15/19	55	55,191
2.38%, 10/15/22	165	163,099
2.70%, 07/15/20	35	35,415
2.75%, 02/15/23 (Call 11/15/22)	400	400,932
2.88%, 12/15/21	50	50,678
2.88%, 03/15/22 (Call 12/15/21)	515	521,417
2.88%, 03/15/23(a)	250	252,262
2.95%, 10/15/27	250	247,190
3.10%, 03/15/26	300	301,206
3.35%, 07/15/22	395	406,901
3.38%, 04/15/27(a)	200	204,784
3.45%, 01/15/27	190	195,493
3.75%, 07/15/25	830	871,517
3.75%, 10/15/47 (Call 04/15/47)	175	174,305
4.25%, 03/15/43 (Call 09/15/42)	370	394,894
4.25%, 04/15/47 (Call 10/15/46)	305	328,314
4.38%, 03/15/42 (Call 09/15/41)	150	162,287
4.63%, 07/15/35	80	91,386
4.63%, 11/15/41 (Call 05/15/41)	250	279,425
4.70%, 02/15/21 (Call 11/15/20)	350	373,327
4.75%, 07/15/45	506	579,476
5.80%, 03/15/36	132	169,038
5.95%, 02/15/41 (Call 08/15/40)	300	393,621
6.50%, 06/15/37(a)	100	137,825
6.88%, 02/15/38	350	500,353

		19,987,038
Holding Companies - Diversified — 0.1%
Ares Capital Corp.
3.63%, 01/19/22 (Call 12/19/21)	430	432,662
3.88%, 01/15/20 (Call 12/15/19)	250	254,633
FS Investment Corp. 4.25%, 01/15/20 (Call 12/15/19)	200	203,648
Leucadia National Corp. 5.50%, 10/18/23 (Call 01/18/23)	250	266,527

Security	Par (000)	Value
Holding Companies - Diversified (continued)
Prospect Capital Corp. 5.00%, 07/15/19	$250	$255,845

		1,413,315
Home Builders — 0.0%
NVR Inc. 3.95%, 09/15/22 (Call 06/15/22)	200	209,350

Home Furnishings — 0.0%
Leggett & Platt Inc. 3.80%, 11/15/24 (Call 08/15/24)	100	102,328
Whirlpool Corp.
3.70%, 05/01/25	250	257,275
4.00%, 03/01/24	100	104,861
4.85%, 06/15/21	195	209,065

		673,529
Household Products & Wares — 0.1%
Church & Dwight Co. Inc. 3.15%, 08/01/27 (Call 05/01/27)	515	505,416
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	450	446,404
3.80%, 11/15/21	200	209,102
Kimberly-Clark Corp.
1.90%, 05/22/19	190	189,582
2.40%, 06/01/23(a)	128	126,682
3.90%, 05/04/47 (Call 11/04/46)	290	301,527
5.30%, 03/01/41	80	98,472
6.63%, 08/01/37	150	211,106

		2,088,291
Housewares — 0.1%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	150	151,863
3.85%, 04/01/23 (Call 02/01/23)	400	414,104
4.00%, 12/01/24 (Call 09/01/24)	250	259,800
4.20%, 04/01/26 (Call 01/01/26)(a)	100	104,421
5.50%, 04/01/46 (Call 10/01/45)(a)	795	941,765
Tupperware Brands Corp. 4.75%, 06/01/21 (Call 03/01/21)(a)	200	211,784

		2,083,737
Insurance — 2.5%
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	400	393,556
3.63%, 06/15/23	190	198,465
3.63%, 11/15/24	221	231,111
4.00%, 10/15/46 (Call 04/15/46)(a)	230	235,911
Alleghany Corp.
4.95%, 06/27/22	100	108,277
5.63%, 09/15/20	100	107,705
Allied World Assurance Co. Holdings Ltd. 4.35%, 10/29/25 (Call 07/29/25)	250	252,173
Allstate Corp. (The)
4.20%, 12/15/46 (Call 06/15/46)(a)	390	414,851
4.50%, 06/15/43	200	221,508
5.55%, 05/09/35	188	227,907
5.75%, 08/15/53 (Call 08/15/23), (3 mo. LIBOR US + 2.938%)(c)	150	163,917
7.45%, 05/16/19	112	119,991
Alterra Finance LLC 6.25%, 09/30/20	100	109,259
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	455	455,250
3.30%, 03/01/21 (Call 02/01/21)	330	337,224
3.75%, 07/10/25 (Call 04/10/25)	245	251,274
3.88%, 01/15/35 (Call 07/15/34)	990	969,764
3.90%, 04/01/26 (Call 01/01/26)	545	561,753

366

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Insurance (continued)
4.13%, 02/15/24	$160	$168,763
4.38%, 01/15/55 (Call 07/15/54)	400	394,104
4.50%, 07/16/44 (Call 01/16/44)	496	517,923
4.80%, 07/10/45 (Call 01/10/45)	11	11,983
4.88%, 06/01/22	625	677,406
6.25%, 05/01/36	100	126,564
6.40%, 12/15/20	322	358,077
Aon Corp.
5.00%, 09/30/20(a)	130	138,902
6.25%, 09/30/40	170	219,385
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	350	358,697
3.88%, 12/15/25 (Call 09/15/25)	275	287,235
4.60%, 06/14/44 (Call 03/14/44)(a)	100	107,714
Arch Capital Group U.S. Inc. 5.14%, 11/01/43	300	342,231
Assurant Inc. 6.75%, 02/15/34	50	61,253
AXA SA 8.60%, 12/15/30	225	323,496
AXIS Specialty Finance LLC 5.88%, 06/01/20	250	268,515
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	1,050	1,047,522
4.40%, 05/15/42	181	200,213
5.75%, 01/15/40	100	128,986
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	1,335	1,341,635
3.00%, 02/11/23	100	102,271
3.13%, 03/15/26 (Call 12/15/25)	835	840,294
3.40%, 01/31/22	300	311,871
3.75%, 08/15/21(a)	350	369,026
4.50%, 02/11/43(a)	478	538,333
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(b)	375	365,310
4.70%, 06/22/47 (Call 12/22/46)(a)(b)	235	230,044
Chubb Corp. (The) Series 1, 6.50%, 05/15/38	200	279,646
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	580	586,287
3.35%, 05/15/24	401	411,691
3.35%, 05/03/26 (Call 02/03/26)	25	25,477
4.35%, 11/03/45 (Call 05/03/45)	540	593,638
5.90%, 06/15/19	80	84,596
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	300	295,005
3.95%, 05/15/24 (Call 02/15/24)	250	259,680
4.50%, 03/01/26 (Call 12/01/25)	230	246,153
5.88%, 08/15/20	82	88,461
Fidelity National Financial Inc. 5.50%, 09/01/22	250	274,907
First American Financial Corp. 4.60%, 11/15/24	100	104,120
Hartford Financial Services Group Inc. (The) 5.13%, 04/15/22	186	203,724
Lincoln National Corp.
3.35%, 03/09/25	65	65,385
3.63%, 12/12/26 (Call 09/15/26)	30	30,476
4.20%, 03/15/22	118	124,593
4.85%, 06/24/21	50	53,537
6.15%, 04/07/36	50	61,344
7.00%, 06/15/40	290	393,446
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	350	347,420
4.13%, 05/15/43 (Call 11/15/42)	25	25,364

Security	Par (000)	Value
Insurance (continued)
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27), (5 year USD Swap + 1.647%)(c)	$200	$200,718
4.15%, 03/04/26	385	407,022
4.90%, 09/17/20	355	376,960
5.38%, 03/04/46(a)	400	490,536
Markel Corp.
3.50%, 11/01/27 (Call 08/01/27)	95	94,060
4.30%, 11/01/47 (Call 05/01/47)	135	134,549
4.90%, 07/01/22	100	107,962
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	155	155,431
2.75%, 01/30/22 (Call 12/30/21)	360	361,148
3.30%, 03/14/23 (Call 01/14/23)	305	312,000
3.50%, 03/10/25 (Call 12/10/24)	436	447,968
4.80%, 07/15/21 (Call 04/15/21)	200	214,808
Mercury General Corp. 4.40%, 03/15/27 (Call 12/15/26)	30	30,688
MetLife Inc.
3.00%, 03/01/25	5	4,987
3.05%, 12/15/22	390	396,380
3.60%, 04/10/24	480	500,323
3.60%, 11/13/25 (Call 08/13/25)(a)	135	140,146
4.05%, 03/01/45	365	372,942
4.13%, 08/13/42	225	231,224
4.60%, 05/13/46 (Call 11/13/45)(a)	350	387,877
4.72%, 12/15/44	295	332,273
4.75%, 02/08/21	370	396,618
4.88%, 11/13/43	175	200,536
5.88%, 02/06/41	200	255,370
6.40%, 12/15/66 (Call 12/15/31)	415	475,860
7.72%, 02/15/19	275	293,120
Series D, 4.37%, 09/15/23	290	312,808
Old Republic International Corp. 4.88%, 10/01/24 (Call 09/01/24)(a)	200	215,132
Principal Financial Group Inc.
3.13%, 05/15/23	202	203,990
3.30%, 09/15/22	102	103,938
4.30%, 11/15/46 (Call 05/15/46)(a)	40	41,798
6.05%, 10/15/36	132	167,928
Progressive Corp. (The)
3.70%, 01/26/45	120	117,959
3.75%, 08/23/21	350	365,064
4.13%, 04/15/47 (Call 10/15/46)	650	687,862
Prudential Financial Inc.
4.50%, 11/16/21	225	241,436
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(c)	50	50,668
5.10%, 08/15/43	150	176,951
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(c)	870	922,087
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(c)	346	371,490
5.40%, 06/13/35	125	149,209
5.63%, 06/15/43 (Call 06/15/23), (3 mo. LIBOR US + 3.920%)(a)(c)	220	237,857
5.70%, 12/14/36	250	311,042
5.80%, 11/16/41(a)	100	129,336
5.88%, 09/15/42 (Call 09/15/22), (3 mo. LIBOR US + 4.175%)(a)(c)	250	273,837
6.20%, 11/15/40	50	67,325

367

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Insurance (continued)
7.38%, 06/15/19	$250	$269,353
8.88%, 06/15/38 (Call 06/15/18), (3 mo. LIBOR US + 5.000%)(c)	150	155,274
Series D, 6.63%, 12/01/37	300	414,954
Reinsurance Group of America Inc. 5.00%, 06/01/21	300	321,222
RenaissanceRe Finance Inc. 3.45%, 07/01/27 (Call 04/01/27)	200	196,238
Transatlantic Holdings Inc. 8.00%, 11/30/39	100	135,360
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	450	446,368
3.90%, 11/01/20(a)	180	187,535
4.00%, 05/30/47 (Call 11/30/46)(a)	170	176,829
4.30%, 08/25/45 (Call 02/25/45)	50	54,200
5.35%, 11/01/40	75	92,680
5.90%, 06/02/19	120	126,506
6.25%, 06/15/37	351	469,255
Travelers Property Casualty Corp. 6.38%, 03/15/33	150	196,124
Unum Group 4.00%, 03/15/24	200	207,718
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	200	198,134
3.65%, 06/15/26	30	30,095
4.80%, 06/15/46	375	401,415
WR Berkley Corp.
4.63%, 03/15/22	55	58,841
4.75%, 08/01/44	130	137,415
5.38%, 09/15/20	120	128,134
XLIT Ltd.
4.45%, 03/31/25	90	91,849
5.50%, 03/31/45	300	316,017
5.75%, 10/01/21	545	600,846
6.25%, 05/15/27	150	177,120

		37,811,304
Internet — 0.9%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	430	431,333
3.60%, 11/28/24 (Call 08/28/24)(a)	1,000	1,029,840
4.50%, 11/28/34 (Call 05/28/34)(a)	100	109,299
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	325	304,369
3.38%, 02/25/24	430	449,771
3.63%, 05/19/21	615	645,283
Amazon.com Inc.
1.90%, 08/21/20(b)	540	536,387
2.40%, 02/22/23 (Call 01/22/23)(b)	750	740,617
2.50%, 11/29/22 (Call 08/29/22)	515	514,227
2.60%, 12/05/19 (Call 11/05/19)	250	252,728
2.80%, 08/22/24 (Call 06/22/24)(b)	425	422,603
3.15%, 08/22/27 (Call 05/22/27)(b)	645	645,355
3.30%, 12/05/21 (Call 10/05/21)(a)	185	191,366
3.80%, 12/05/24 (Call 09/05/24)(a)	425	447,971
3.88%, 08/22/37 (Call 02/22/37)(b)	600	624,552
4.05%, 08/22/47 (Call 02/22/47)(a)(b)	500	520,945
4.25%, 08/22/57 (Call 02/22/57)(b)	335	353,241
4.80%, 12/05/34 (Call 06/05/34)	248	286,710
4.95%, 12/05/44 (Call 06/05/44)	790	930,328
Baidu Inc.
3.50%, 11/28/22	400	407,860
3.63%, 07/06/27(a)	600	593,388

Security	Par (000)	Value
Internet (continued)
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	$250	$249,848
2.60%, 07/15/22 (Call 04/15/22)	490	486,300
2.75%, 01/30/23 (Call 12/30/22)	630	624,431
3.25%, 10/15/20 (Call 07/15/20)	100	102,214
3.45%, 08/01/24 (Call 05/01/24)	150	152,169
3.60%, 06/05/27 (Call 03/05/27)	60	59,588
3.80%, 03/09/22 (Call 02/09/22)	60	62,349
4.00%, 07/15/42 (Call 01/15/42)	290	264,924
Expedia Inc.
3.80%, 02/15/28 (Call 11/15/27)(b)	125	119,846
4.50%, 08/15/24 (Call 05/15/24)(a)	170	178,063
5.95%, 08/15/20	257	277,987

		13,015,892
Iron & Steel — 0.2%
Nucor Corp. 6.40%, 12/01/37	250	329,320
Vale Overseas Ltd.
4.38%, 01/11/22(a)	675	702,992
5.88%, 06/10/21	250	274,025
6.25%, 08/10/26(a)	750	869,535
6.88%, 11/21/36	350	427,875
6.88%, 11/10/39	225	275,162
8.25%, 01/17/34	50	66,228
Vale SA 5.63%, 09/11/42	572	621,775

		3,566,912
Leisure Time — 0.0%
Carnival Corp. 3.95%, 10/15/20	420	437,821
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	50	51,380
4.63%, 07/28/45 (Call 01/28/45)(a)	150	160,902

		650,103
Lodging — 0.1%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)(a)	95	96,595
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)	155	156,066
3.00%, 03/01/19 (Call 12/01/18)	80	80,614
3.25%, 09/15/22 (Call 06/15/22)	202	204,772
3.75%, 03/15/25 (Call 12/15/24)	485	498,692
Series N, 3.13%, 10/15/21 (Call 07/15/21)	100	101,238
Series R, 3.13%, 06/15/26 (Call 03/15/26)	90	88,457
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	200	204,400
5.10%, 10/01/25 (Call 07/01/25)	210	221,806

		1,652,640
Machinery — 0.8%
Caterpillar Financial Services Corp.
1.70%, 08/09/21	135	131,896
1.85%, 09/04/20	60	59,408
1.93%, 10/01/21	170	166,695
2.00%, 03/05/20	30	29,899
2.10%, 06/09/19	195	195,255
2.25%, 12/01/19	265	265,623
2.40%, 06/06/22	410	408,585
2.40%, 08/09/26	250	239,605
3.25%, 12/01/24(a)	250	256,375
3.30%, 06/09/24(a)	250	257,220
7.15%, 02/15/19	870	922,565

368

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Machinery (continued)
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)(a)	$405	$420,333
3.80%, 08/15/42(a)	300	312,075
3.90%, 05/27/21	270	283,945
4.30%, 05/15/44 (Call 11/15/43)	75	83,880
4.75%, 05/15/64 (Call 11/15/63)	250	285,947
5.20%, 05/27/41	325	401,719
5.30%, 09/15/35	200	243,184
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	100	104,409
4.88%, 10/01/43 (Call 04/01/43)	100	117,190
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	466	467,300
3.90%, 06/09/42 (Call 12/09/41)	140	148,007
4.38%, 10/16/19	80	83,286
5.38%, 10/16/29	246	297,579
Flowserve Corp. 4.00%, 11/15/23 (Call 08/15/23)	250	256,605
John Deere Capital Corp.
1.25%, 10/09/19	250	246,148
1.95%, 01/08/19	250	249,998
2.05%, 03/10/20	400	398,964
2.15%, 09/08/22	300	294,402
2.20%, 03/13/20	150	150,050
2.30%, 09/16/19	280	281,310
2.38%, 07/14/20	190	190,372
2.55%, 01/08/21(a)	300	302,097
2.65%, 06/24/24	85	84,115
2.65%, 06/10/26	250	243,678
2.75%, 03/15/22	300	302,931
2.80%, 03/04/21	20	20,275
2.80%, 01/27/23	122	122,980
2.80%, 03/06/23	290	292,108
2.80%, 09/08/27	270	263,957
3.15%, 10/15/21	70	71,854
3.35%, 06/12/24	345	355,547
Series 0014, 2.45%, 09/11/20	250	251,258
Rockwell Automation Inc. 2.88%, 03/01/25 (Call 12/01/24)	80	78,990
Roper Technologies Inc.
3.13%, 11/15/22 (Call 08/15/22)(a)	150	151,527
3.80%, 12/15/26 (Call 09/15/26)(a)	230	235,883
Wabtec Corp./DE 3.45%, 11/15/26 (Call 08/15/26)	275	268,342
Xylem Inc./NY 3.25%, 11/01/26 (Call 08/01/26)	20	19,834

		11,315,205
Manufacturing — 1.1%
3M Co.
1.63%, 06/15/19	50	49,780
2.00%, 08/07/20	150	149,907
2.00%, 06/26/22	825	810,859
2.25%, 03/15/23 (Call 02/15/23)	250	247,640
2.25%, 09/19/26 (Call 06/19/26)	250	236,557
2.88%, 10/15/27 (Call 07/15/27)(a)	250	247,840
3.13%, 09/19/46 (Call 03/19/46)	125	114,711
3.63%, 10/15/47 (Call 04/15/47)	50	50,403
5.70%, 03/15/37	390	513,123
Carlisle Companies Inc. 3.75%, 11/15/22 (Call 08/15/22)	202	207,743
Dover Corp.
5.38%, 10/15/35	85	102,048
5.38%, 03/01/41 (Call 12/01/40)	157	191,256

Security	Par (000)	Value
Manufacturing (continued)
Eaton Corp.
2.75%, 11/02/22	$583	$583,571
3.92%, 09/15/47 (Call 03/15/47)	100	97,646
4.00%, 11/02/32	258	267,652
4.15%, 11/02/42	315	321,609
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	600	599,010
2.70%, 10/09/22	630	630,523
3.10%, 01/09/23	200	203,112
3.15%, 09/07/22	250	254,982
3.38%, 03/11/24(a)	145	149,234
3.45%, 05/15/24 (Call 02/13/24)	379	392,110
4.13%, 10/09/42	470	479,767
4.50%, 03/11/44	705	764,093
4.63%, 01/07/21	225	239,141
4.65%, 10/17/21	825	884,326
5.30%, 02/11/21	720	778,169
5.50%, 01/08/20	400	426,012
5.88%, 01/14/38	521	657,987
6.00%, 08/07/19	235	249,767
6.15%, 08/07/37	239	310,839
6.88%, 01/10/39	595	845,132
Series A, 6.75%, 03/15/32	700	949,627
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	400	389,716
3.38%, 09/15/21 (Call 06/15/21)	100	103,100
3.50%, 03/01/24 (Call 12/01/23)	100	104,409
3.90%, 09/01/42 (Call 03/01/42)	425	442,059
4.88%, 09/15/41 (Call 03/15/41)(a)	150	177,806
6.25%, 04/01/19	112	118,038
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	250	250,347
3.55%, 11/01/24 (Call 08/01/24)	19	19,569
4.65%, 11/01/44 (Call 05/01/44)	190	207,604
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)(b)	355	357,311
3.30%, 11/21/24 (Call 08/21/24)	350	359,142
4.10%, 03/01/47 (Call 09/01/46)(a)(b)	350	368,952
4.20%, 11/21/34 (Call 05/21/34)	80	85,343
Series A, 6.25%, 05/15/38	100	132,240
Textron Inc.
3.65%, 03/15/27 (Call 12/15/26)	50	50,595
3.88%, 03/01/25 (Call 12/01/24)	55	57,012
Trinity Industries Inc. 4.55%, 10/01/24 (Call 07/01/24)	150	153,642

		16,383,061
Media — 3.2%
21st Century Fox America Inc.
3.00%, 09/15/22	410	414,157
3.38%, 11/15/26 (Call 08/15/26)(a)	450	450,049
3.70%, 09/15/24 (Call 06/15/24)	320	330,118
4.50%, 02/15/21	640	677,555
4.75%, 11/15/46 (Call 05/15/46)	300	316,947
6.15%, 03/01/37	90	111,355
6.15%, 02/15/41(a)	540	666,344
6.20%, 12/15/34	50	61,597
6.40%, 12/15/35	150	189,573
6.65%, 11/15/37	355	462,512
6.90%, 03/01/19	500	528,145
6.90%, 08/15/39	150	199,008
7.75%, 12/01/45	175	260,040

369

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Media (continued)
7.85%, 03/01/39(a)	$150	$216,080
8.15%, 10/17/36	100	146,108
CBS Corp.
2.50%, 02/15/23 (Call 01/15/23)	25	24,413
2.90%, 01/15/27 (Call 10/15/26)	200	186,650
3.38%, 03/01/22 (Call 12/01/21)	450	458,118
3.50%, 01/15/25 (Call 10/15/24)	50	50,110
3.70%, 08/15/24 (Call 05/15/24)	200	205,708
4.00%, 01/15/26 (Call 10/15/25)	190	193,300
4.60%, 01/15/45 (Call 07/15/44)	75	74,528
4.85%, 07/01/42 (Call 01/01/42)	50	51,311
4.90%, 08/15/44 (Call 02/15/44)(a)	242	248,536
5.50%, 05/15/33	75	82,575
7.88%, 07/30/30	495	667,948
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	385	391,214
4.46%, 07/23/22 (Call 05/23/22)(a)	440	459,386
4.91%, 07/23/25 (Call 04/23/25)	1,345	1,419,863
6.38%, 10/23/35 (Call 04/23/35)	900	1,033,776
6.48%, 10/23/45 (Call 04/23/45)	790	907,078
6.83%, 10/23/55 (Call 04/23/55)	415	488,617
Comcast Cable Communications Holdings Inc. 9.46%, 11/15/22	200	262,450
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	975	911,654
2.75%, 03/01/23 (Call 02/01/23)	450	450,279
2.85%, 01/15/23	350	352,842
3.00%, 02/01/24 (Call 01/01/24)	110	110,930
3.13%, 07/15/22	400	410,448
3.15%, 03/01/26 (Call 12/01/25)	420	421,281
3.20%, 07/15/36 (Call 01/15/36)	300	283,161
3.38%, 02/15/25 (Call 11/15/24)	440	449,755
3.38%, 08/15/25 (Call 05/15/25)(a)	270	276,053
3.40%, 07/15/46 (Call 01/15/46)	350	318,619
3.60%, 03/01/24	170	176,824
3.97%, 11/01/47 (Call 05/01/47)(a)(b)	311	311,740
4.00%, 08/15/47 (Call 02/15/47)(a)	300	300,792
4.00%, 11/01/49 (Call 05/01/49)(b)	465	462,545
4.05%, 11/01/52 (Call 05/01/52)(b)	290	286,680
4.20%, 08/15/34 (Call 02/15/34)	1,000	1,060,820
4.25%, 01/15/33	255	272,470
4.40%, 08/15/35 (Call 02/15/35)	435	469,648
4.60%, 08/15/45 (Call 02/15/45)	816	887,547
4.65%, 07/15/42	400	439,044
4.75%, 03/01/44	500	555,590
5.15%, 03/01/20	750	797,895
5.65%, 06/15/35	350	429,579
5.70%, 07/01/19	242	255,438
7.05%, 03/15/33	300	411,519
Discovery Communications LLC
2.20%, 09/20/19	195	194,265
3.30%, 05/15/22	200	200,928
3.95%, 03/20/28 (Call 12/20/27)(a)	300	294,399
4.38%, 06/15/21	200	209,544
4.88%, 04/01/43(a)	479	458,159
4.90%, 03/11/26 (Call 12/11/25)(a)	120	127,045
5.05%, 06/01/20	100	105,685
5.20%, 09/20/47 (Call 03/20/47)(a)	885	878,601
6.35%, 06/01/40	212	242,984

Security	Par (000)	Value
Media (continued)
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/29/25)	$200	$212,316
6.13%, 01/31/46 (Call 07/31/45)	400	466,524
6.63%, 03/18/25(a)	315	373,612
6.63%, 01/15/40	100	121,179
Historic TW Inc. 6.63%, 05/15/29	500	617,585
NBCUniversal Media LLC
2.88%, 01/15/23(a)	200	201,682
4.38%, 04/01/21	462	491,342
4.45%, 01/15/43	80	85,229
5.15%, 04/30/20	633	676,525
5.95%, 04/01/41	260	332,688
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	350	352,079
8.63%, 01/15/19	100	106,688
Scripps Networks Interactive Inc. 2.75%, 11/15/19 (Call 10/15/19)	440	441,456
TCI Communications Inc. 7.13%, 02/15/28	350	457,765
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	380	393,615
3.95%, 09/30/21 (Call 06/30/21)	300	311,139
5.65%, 11/23/43 (Call 05/23/43)	350	413,689
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	250	256,118
4.50%, 09/15/42 (Call 03/15/42)	275	252,282
5.00%, 02/01/20	700	732,088
5.50%, 09/01/41 (Call 03/01/41)	730	746,542
5.88%, 11/15/40 (Call 05/15/40)	140	150,538
6.55%, 05/01/37	320	369,747
6.75%, 06/15/39	515	604,970
7.30%, 07/01/38	250	308,563
8.25%, 04/01/19	630	676,645
Time Warner Entertainment Co. LP 8.38%, 03/15/23	475	577,419
Time Warner Inc.
2.10%, 06/01/19	225	224,354
2.95%, 07/15/26 (Call 04/15/26)	90	85,019
3.40%, 06/15/22	450	459,270
3.60%, 07/15/25 (Call 04/15/25)	760	762,728
3.80%, 02/15/27 (Call 11/15/26)	295	294,864
4.65%, 06/01/44 (Call 12/01/43)	171	170,136
4.70%, 01/15/21	60	63,643
4.75%, 03/29/21	375	399,952
4.85%, 07/15/45 (Call 01/15/45)(a)	185	189,736
4.88%, 03/15/20	140	147,312
4.90%, 06/15/42	490	504,999
5.35%, 12/15/43	200	217,616
6.10%, 07/15/40	300	355,647
6.20%, 03/15/40(a)	450	537,394
6.25%, 03/29/41	58	70,045
6.50%, 11/15/36	225	276,980
Viacom Inc.
3.13%, 06/15/22 (Call 03/15/22)	250	245,220
3.45%, 10/04/26 (Call 07/04/26)	410	389,963
3.88%, 12/15/21	350	356,398
4.25%, 09/01/23 (Call 06/01/23)	20	20,210
4.38%, 03/15/43	450	375,008
4.50%, 03/01/21	200	208,258
4.85%, 12/15/34 (Call 06/15/34)	211	198,538
5.85%, 09/01/43 (Call 03/01/43)(a)	340	339,640
6.88%, 04/30/36	260	288,330

370

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Media (continued)
Walt Disney Co. (The)
1.85%, 05/30/19	$300	$299,262
1.85%, 07/30/26	415	378,380
2.15%, 09/17/20(a)	420	419,450
2.35%, 12/01/22	175	173,322
2.45%, 03/04/22	350	349,881
2.55%, 02/15/22	280	280,818
2.75%, 08/16/21	300	304,323
2.95%, 06/15/27(a)	250	247,463
3.00%, 02/13/26	400	400,316
3.00%, 07/30/46	80	70,298
3.15%, 09/17/25	335	341,295
3.70%, 12/01/42	100	99,392
4.13%, 06/01/44(a)	275	292,234
4.38%, 08/16/41(a)	200	218,876
5.50%, 03/15/19	200	208,832
7.00%, 03/01/32	175	245,116
Series E, 4.13%, 12/01/41(a)	100	105,623

		48,396,098
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	250	248,772
3.25%, 06/15/25 (Call 03/15/25)	420	428,362
3.90%, 01/15/43 (Call 07/15/42)	130	133,392

		810,526
Mining — 0.7%
Barrick Gold Corp.
3.85%, 04/01/22	135	142,004
5.25%, 04/01/42	250	287,077
6.45%, 10/15/35	180	226,309
Barrick North America Finance LLC
4.40%, 05/30/21	450	478,390
5.70%, 05/30/41	451	541,669
5.75%, 05/01/43	200	246,790
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	515	523,034
4.13%, 02/24/42(a)	500	520,990
5.00%, 09/30/43(a)	544	645,755
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	830	854,028
5.45%, 06/09/44 (Call 12/09/43)	100	114,379
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	140	143,017
4.88%, 03/15/42 (Call 09/15/41)	175	189,900
5.88%, 04/01/35	100	120,650
6.25%, 10/01/39	588	743,891
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	520	546,437
5.20%, 11/02/40	505	605,384
7.13%, 07/15/28	50	65,948
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)(a)	470	473,793
4.13%, 08/21/42 (Call 02/21/42)	241	252,684
4.75%, 03/22/42 (Call 09/22/41)(a)	130	147,692
Southern Copper Corp.
3.50%, 11/08/22	65	66,987
3.88%, 04/23/25	350	365,319
5.25%, 11/08/42	475	530,095

Security	Par (000)	Value
Mining (continued)
6.75%, 04/16/40	$175	$226,590
7.50%, 07/27/35	500	678,950

		9,737,762
Office & Business Equipment — 0.1%
Pitney Bowes Inc.
3.63%, 09/15/20(a)	250	247,723
3.63%, 10/01/21 (Call 09/01/21)(a)	435	406,255
4.63%, 03/15/24 (Call 12/15/23)(a)	100	90,780
4.70%, 04/01/23 (Call 03/01/23)(a)	150	139,401
6.25%, 03/15/19(a)	100	103,690
Xerox Corp.
3.63%, 03/15/23 (Call 02/15/23)	150	145,755
3.80%, 05/15/24(a)	330	320,179
4.07%, 03/17/22(a)	115	115,835
4.50%, 05/15/21(a)	50	51,839
6.75%, 12/15/39(a)	100	103,685

		1,725,142
Oil & Gas — 5.8%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	330	327,875
4.85%, 03/15/21 (Call 02/15/21)	540	571,482
5.55%, 03/15/26 (Call 12/15/25)(a)	350	388,969
6.20%, 03/15/40	446	530,017
6.45%, 09/15/36	449	541,036
6.60%, 03/15/46 (Call 09/15/45)(a)	540	678,224
Andeavor
4.75%, 12/15/23 (Call 10/15/23)(b)	350	374,181
5.13%, 12/15/26 (Call 09/15/26)(b)	300	328,125
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	206	200,535
3.25%, 04/15/22 (Call 01/15/22)	460	463,422
4.25%, 01/15/44 (Call 07/15/43)	380	360,244
4.75%, 04/15/43 (Call 10/15/42)	400	405,280
5.10%, 09/01/40 (Call 03/01/40)	210	221,344
6.00%, 01/15/37	261	304,968
BP Capital Markets PLC
2.11%, 09/16/21 (Call 08/16/21)	545	538,525
2.32%, 02/13/20	450	451,426
2.50%, 11/06/22	320	317,478
2.52%, 09/19/22 (Call 08/19/22)(a)	325	323,209
2.75%, 05/10/23	545	545,501
3.02%, 01/16/27 (Call 10/16/26)	110	108,580
3.06%, 03/17/22	330	336,656
3.12%, 05/04/26 (Call 02/04/26)	120	120,233
3.22%, 11/28/23 (Call 09/28/23)	140	143,097
3.22%, 04/14/24 (Call 02/14/24)	350	356,471
3.25%, 05/06/22	50	51,388
3.51%, 03/17/25	330	340,659
3.54%, 11/04/24	300	311,013
3.56%, 11/01/21	480	499,200
3.59%, 04/14/27 (Call 01/14/27)(a)	550	566,225
3.72%, 11/28/28 (Call 08/28/28)(a)	380	395,386
3.99%, 09/26/23(a)	250	265,805
4.50%, 10/01/20	400	424,740
4.74%, 03/11/21	250	268,355
4.75%, 03/10/19(a)	250	258,425
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)	440	451,818
3.85%, 06/01/27 (Call 03/01/27)	410	414,362

371

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas (continued)
3.90%, 02/01/25 (Call 11/01/24)	$300	$307,797
6.25%, 03/15/38	321	395,693
6.45%, 06/30/33	100	120,660
6.50%, 02/15/37	175	216,757
6.75%, 02/01/39	310	394,621
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	325	321,412
4.25%, 04/15/27 (Call 01/15/27)(a)(b)	545	539,790
5.25%, 06/15/37 (Call 12/15/36)(b)	250	254,058
5.40%, 06/15/47 (Call 12/15/46)(b)	450	457,447
5.70%, 10/15/19	225	237,078
6.75%, 11/15/39	190	223,923
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	350	349,237
2.10%, 05/16/21 (Call 04/15/21)	420	416,888
2.19%, 11/15/19 (Call 10/15/19)	600	601,824
2.36%, 12/05/22 (Call 09/05/22)	365	360,974
2.41%, 03/03/22 (Call 01/03/22)	775	775,651
2.42%, 11/17/20 (Call 10/17/20)	650	653,653
2.50%, 03/03/22 (Call 02/03/22)	315	316,131
2.90%, 03/03/24 (Call 01/03/24)	405	408,131
2.95%, 05/16/26 (Call 02/16/26)(a)	370	368,091
3.19%, 06/24/23 (Call 03/24/23)	185	189,958
3.33%, 11/17/25 (Call 08/17/25)	45	46,227
4.95%, 03/03/19	350	362,754
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	705	715,166
4.38%, 06/01/24 (Call 03/01/24)	220	232,811
CNOOC Finance 2013 Ltd. 3.00%, 05/09/23	620	615,815
CNOOC Finance 2015 USA LLC 3.50%, 05/05/25	900	908,919
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	200	211,400
4.88%, 04/30/44	210	234,822
Concho Resources Inc. 3.75%, 10/01/27 (Call 07/01/27)(a)	300	301,716
Conoco Funding Co. 7.25%, 10/15/31	300	407,787
ConocoPhillips 6.50%, 02/01/39	985	1,333,700
ConocoPhillips Canada Funding Co. I 5.95%, 10/15/36	100	126,029
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)	70	70,122
2.40%, 12/15/22 (Call 09/15/22)	445	439,424
2.88%, 11/15/21 (Call 09/15/21)	250	252,998
3.35%, 11/15/24 (Call 08/15/24)	410	420,234
4.15%, 11/15/34 (Call 05/15/34)	146	153,370
4.20%, 03/15/21 (Call 02/15/21)	400	421,728
4.30%, 11/15/44 (Call 05/15/44)(a)	50	52,799
4.95%, 03/15/26 (Call 12/15/25)(a)	975	1,098,913
5.95%, 03/15/46 (Call 09/15/45)	275	359,235
ConocoPhillips Holding Co. 6.95%, 04/15/29	190	247,350
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)(a)	410	416,974
4.75%, 05/15/42 (Call 11/15/41)	296	306,819
5.00%, 06/15/45 (Call 12/15/44)	450	486,882
5.60%, 07/15/41 (Call 01/15/41)	225	258,527
7.95%, 04/15/32	320	433,926
Ecopetrol SA
5.38%, 06/26/26 (Call 03/26/26)	980	1,053,392
5.88%, 09/18/23	340	379,301
5.88%, 05/28/45	490	496,782
7.63%, 07/23/19	450	485,626

Security	Par (000)	Value
Oil & Gas (continued)
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)(a)	$200	$205,806
6.50%, 05/15/19	125	131,705
6.50%, 08/15/34	100	121,675
6.50%, 02/01/38	200	247,224
7.38%, 11/01/31	300	384,228
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	150	150,237
2.63%, 03/15/23 (Call 12/15/22)	223	219,891
3.15%, 04/01/25 (Call 01/01/25)	75	74,560
3.90%, 04/01/35 (Call 10/01/34)	235	237,677
4.10%, 02/01/21	520	544,716
4.15%, 01/15/26 (Call 10/15/25)(a)	160	169,286
5.63%, 06/01/19	180	188,980
EQT Corp.
2.50%, 10/01/20 (Call 09/01/20)	335	333,566
3.00%, 10/01/22 (Call 09/01/22)	150	148,545
3.90%, 10/01/27 (Call 07/01/27)	100	98,319
4.88%, 11/15/21	202	215,934
8.13%, 06/01/19	50	54,121
Exxon Mobil Corp.
1.71%, 03/01/19	300	299,385
1.91%, 03/06/20 (Call 02/06/20)	380	378,670
2.22%, 03/01/21 (Call 02/01/21)	545	545,071
2.40%, 03/06/22 (Call 01/06/22)	280	280,221
2.71%, 03/06/25 (Call 12/06/24)	1,600	1,592,672
2.73%, 03/01/23 (Call 01/01/23)	365	367,927
3.04%, 03/01/26 (Call 12/01/25)	590	598,537
3.18%, 03/15/24 (Call 12/15/23)	350	360,563
3.57%, 03/06/45 (Call 09/06/44)	219	215,789
4.11%, 03/01/46 (Call 09/01/45)	480	516,605
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	415	407,933
4.30%, 04/01/27 (Call 01/01/27)(a)	200	199,156
5.60%, 02/15/41	250	260,115
5.80%, 04/01/47 (Call 10/01/46)	100	107,686
6.00%, 01/15/40	145	156,738
7.13%, 03/15/33	37	44,283
7.30%, 08/15/31	444	533,031
8.13%, 02/15/19	100	106,447
HollyFrontier Corp. 5.88%, 04/01/26 (Call 01/01/26)	20	22,159
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	309	320,578
4.00%, 04/15/24 (Call 01/15/24)	100	103,845
6.80%, 09/15/37	50	63,187
7.25%, 12/15/19	325	354,789
Kerr-McGee Corp. 6.95%, 07/01/24	150	176,921
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	160	159,557
2.80%, 11/01/22 (Call 08/01/22)	300	295,254
3.85%, 06/01/25 (Call 03/01/25)	300	302,877
4.40%, 07/15/27 (Call 04/15/27)(a)	350	360,671
5.20%, 06/01/45 (Call 12/01/44)	50	52,615
6.60%, 10/01/37	200	240,598
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	345	353,183
5.00%, 09/15/54 (Call 03/15/54)	204	202,105
5.13%, 03/01/21	384	412,401
6.50%, 03/01/41 (Call 09/01/40)	190	234,945

372

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas (continued)
Nexen Energy ULC
5.88%, 03/10/35	$260	$315,897
6.20%, 07/30/19	125	132,226
6.40%, 05/15/37(a)	87	112,454
7.50%, 07/30/39	342	501,741
7.88%, 03/15/32	100	142,213
Noble Energy Inc.
3.85%, 01/15/28 (Call 10/15/27)	400	397,608
3.90%, 11/15/24 (Call 08/15/24)	150	153,728
4.15%, 12/15/21 (Call 09/15/21)	92	96,210
5.05%, 11/15/44 (Call 05/15/44)	440	462,458
6.00%, 03/01/41 (Call 09/01/40)	200	233,142
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	375	376,162
2.70%, 02/15/23 (Call 11/15/22)	362	362,854
3.00%, 02/15/27 (Call 11/15/26)(a)	350	346,472
3.13%, 02/15/22 (Call 11/15/21)	87	88,998
3.40%, 04/15/26 (Call 01/15/26)	1,000	1,023,140
4.40%, 04/15/46 (Call 10/15/45)	370	398,124
4.63%, 06/15/45 (Call 12/15/44)	185	204,925
Petro-Canada
6.80%, 05/15/38	110	148,663
9.25%, 10/15/21	75	92,376
Petroleos Mexicanos
3.50%, 07/23/20	465	472,538
3.50%, 01/30/23	535	524,878
4.25%, 01/15/25	550	548,113
4.50%, 01/23/26(a)	550	550,726
4.63%, 09/21/23(a)	900	931,446
4.88%, 01/24/22	460	481,491
4.88%, 01/18/24	360	374,465
5.38%, 03/13/22(a)(b)	260	277,979
5.50%, 01/21/21	1,200	1,280,796
5.50%, 06/27/44	98	91,872
5.63%, 01/23/46(a)	110	103,326
6.00%, 03/05/20	350	373,730
6.38%, 02/04/21(a)	400	436,708
6.38%, 01/23/45	1,525	1,559,450
6.50%, 03/13/27 (b)	660	728,451
6.50%, 06/02/41	400	417,136
6.63%, 06/15/35	320	345,238
6.75%, 09/21/47(a)	1,145	1,210,528
6.75%, 09/21/47(b)	900	953,406
6.88%, 08/04/26(a)	950	1,083,532
Phillips 66
4.30%, 04/01/22	175	185,834
4.65%, 11/15/34 (Call 05/15/34)	150	161,654
4.88%, 11/15/44 (Call 05/15/44)	471	520,172
5.88%, 05/01/42	273	340,169
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	324	332,064
3.95%, 07/15/22 (Call 04/15/22)	270	282,034
Shell International Finance BV
1.38%, 09/12/19(a)	250	247,135
1.75%, 09/12/21(a)	560	547,282
1.88%, 05/10/21	840	827,971
2.13%, 05/11/20(a)	350	349,668
2.25%, 11/10/20	420	420,055
2.25%, 01/06/23	300	294,921
2.38%, 08/21/22	255	253,016

Security	Par (000)	Value
Oil & Gas (continued)
2.50%, 09/12/26	$1,050	$1,006,782
2.88%, 05/10/26	300	295,908
3.25%, 05/11/25	915	934,114
3.75%, 09/12/46	250	245,218
4.00%, 05/10/46	665	678,839
4.13%, 05/11/35	470	502,139
4.30%, 09/22/19	300	311,349
4.38%, 03/25/20	465	487,818
4.38%, 05/11/45	310	334,053
4.55%, 08/12/43	605	666,377
5.50%, 03/25/40	250	309,683
6.38%, 12/15/38	590	802,193
Statoil ASA
2.45%, 01/17/23	795	789,745
2.65%, 01/15/24	100	99,493
2.90%, 11/08/20	250	254,275
3.15%, 01/23/22	300	307,728
3.25%, 11/10/24	715	731,624
3.70%, 03/01/24	100	105,069
3.95%, 05/15/43	325	331,315
4.80%, 11/08/43(a)	185	213,114
5.10%, 08/17/40	150	176,403
5.25%, 04/15/19	300	312,540
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	400	411,272
4.00%, 11/15/47 (Call 05/15/47)	350	350,098
6.50%, 06/15/38	500	658,615
6.85%, 06/01/39	130	178,497
Total Capital Canada Ltd. 2.75%, 07/15/23	800	805,848
Total Capital International SA
2.70%, 01/25/23	385	386,694
2.88%, 02/17/22	250	253,995
3.75%, 04/10/24	300	316,959
Total Capital SA
4.13%, 01/28/21	125	131,899
4.45%, 06/24/20	200	211,220
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	615	611,052
4.90%, 03/15/45(a)	225	246,353
6.13%, 02/01/20	250	269,075
6.63%, 06/15/37	185	238,644
7.50%, 04/15/32	235	313,243

		86,954,978
Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC
3.20%, 08/15/21 (Call 05/15/21)(a)	128	130,804
5.13%, 09/15/40(a)	360	418,306
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)(a)	102	104,189
3.50%, 08/01/23 (Call 05/01/23)	113	116,326
3.80%, 11/15/25 (Call 08/15/25)(a)	170	175,183
4.50%, 11/15/41 (Call 05/15/41)	160	162,408
4.75%, 08/01/43 (Call 02/01/43)	350	367,934
4.85%, 11/15/35 (Call 05/15/35)	795	869,428
5.00%, 11/15/45 (Call 05/15/45)	386	422,809
6.70%, 09/15/38	25	32,791
7.45%, 09/15/39	329	461,492
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	460	450,202
3.95%, 12/01/42 (Call 06/01/42)	192	169,782

373

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas Services (continued)
Schlumberger Investment SA 3.65%, 12/01/23 (Call 09/01/23)	$300	$314,850

		4,196,504
Packaging & Containers — 0.1%
Bemis Co. Inc. 4.50%, 10/15/21 (Call 07/15/21)	50	52,855
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	140	142,975
4.50%, 11/01/23 (Call 08/01/23)	280	302,173
Sonoco Products Co. 5.75%, 11/01/40 (Call 05/01/40)	132	155,963
WestRock Co.
3.00%, 09/15/24 (Call 07/15/24)(b)	100	99,007
3.38%, 09/15/27 (Call 06/15/27)(b)	75	74,434
WestRock RKT Co. 4.90%, 03/01/22	70	75,853

		903,260
Pharmaceuticals — 4.1%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	280	277,340
2.50%, 05/14/20 (Call 04/14/20)	340	341,071
2.85%, 05/14/23 (Call 03/14/23)	300	298,881
2.90%, 11/06/22	975	975,965
3.20%, 11/06/22 (Call 09/06/22)	485	492,173
3.20%, 05/14/26 (Call 02/14/26)	945	934,662
3.60%, 05/14/25 (Call 02/14/25)	915	934,462
4.30%, 05/14/36 (Call 11/14/35)	450	471,978
4.40%, 11/06/42	370	386,350
4.45%, 05/14/46 (Call 11/14/45)(a)	625	659,256
4.50%, 05/14/35 (Call 11/14/34)	540	578,124
4.70%, 05/14/45 (Call 11/14/44)	700	763,756
Actavis Inc. 3.25%, 10/01/22 (Call 07/01/22)	350	352,215
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	1,250	1,261,275
3.45%, 03/15/22 (Call 01/15/22)	475	482,932
3.80%, 03/15/25 (Call 12/15/24)(a)	257	259,418
3.85%, 06/15/24 (Call 03/15/24)	110	112,510
4.55%, 03/15/35 (Call 09/15/34)	915	946,092
4.75%, 03/15/45 (Call 09/15/44)	451	472,634
4.85%, 06/15/44 (Call 12/15/43)	300	316,359
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	645	633,603
3.38%, 09/15/20	250	254,697
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	250	250,307
3.50%, 11/15/21 (Call 08/15/21)(a)	495	507,979
4.25%, 03/01/45 (Call 09/01/44)(a)	130	128,567
AstraZeneca PLC
1.95%, 09/18/19	145	144,314
2.38%, 11/16/20(a)	1,395	1,392,880
3.38%, 11/16/25	680	687,711
4.00%, 09/18/42	350	350,819
4.38%, 11/16/45	225	239,047
6.45%, 09/15/37	570	760,944
Bristol-Myers Squibb Co.
2.00%, 08/01/22	220	215,633
3.25%, 02/27/27	555	566,033
4.50%, 03/01/44 (Call 09/01/43)	275	311,924
Cardinal Health Inc.
1.95%, 06/14/19(a)	200	198,958
2.40%, 11/15/19	225	225,068
2.62%, 06/15/22 (Call 05/15/22)	520	511,061

Security	Par (000)	Value
Pharmaceuticals (continued)
3.08%, 06/15/24 (Call 04/15/24)(a)	$400	$393,324
3.41%, 06/15/27 (Call 03/15/27)	90	88,133
3.75%, 09/15/25 (Call 06/15/25)	150	153,096
4.37%, 06/15/47 (Call 12/15/46)(a)	225	222,539
4.50%, 11/15/44 (Call 05/15/44)	200	198,604
4.60%, 03/15/43	130	131,933
4.63%, 12/15/20	100	105,612
Eli Lilly & Co.
1.95%, 03/15/19	207	207,064
2.75%, 06/01/25 (Call 03/01/25)	490	491,842
3.70%, 03/01/45 (Call 09/01/44)	335	334,956
5.50%, 03/15/27(a)	200	239,496
Express Scripts Holding Co.
2.25%, 06/15/19	154	153,823
3.00%, 07/15/23 (Call 05/15/23)	100	98,964
3.40%, 03/01/27 (Call 12/01/26)(a)	50	48,841
3.50%, 06/15/24 (Call 03/15/24)	276	277,659
3.90%, 02/15/22	425	440,980
4.50%, 02/25/26 (Call 11/27/25)(a)	815	859,686
4.75%, 11/15/21	426	454,619
4.80%, 07/15/46 (Call 01/15/46)(a)	220	228,054
6.13%, 11/15/41(a)	277	332,098
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	275	277,923
5.38%, 04/15/34	50	60,317
6.38%, 05/15/38	724	999,344
GlaxoSmithKline Capital PLC 2.85%, 05/08/22	370	375,247
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	400	393,616
1.88%, 12/05/19	50	49,888
2.05%, 03/01/23 (Call 01/01/23)(a)	785	769,653
2.25%, 03/03/22 (Call 02/03/22)	300	299,697
2.45%, 12/05/21	20	20,138
2.45%, 03/01/26 (Call 12/01/25)	425	413,419
2.90%, 01/15/28 (Call 10/15/27)	350	349,769
2.95%, 03/03/27 (Call 12/03/26)	50	50,308
3.38%, 12/05/23	200	209,450
3.40%, 01/15/38 (Call 07/15/37)	250	250,457
3.50%, 01/15/48 (Call 07/15/47)	250	249,413
3.55%, 03/01/36 (Call 09/01/35)(a)	375	383,974
3.63%, 03/03/37 (Call 09/03/36)	120	124,069
3.70%, 03/01/46 (Call 09/01/45)	680	701,488
3.75%, 03/03/47 (Call 09/03/46)	180	187,286
4.38%, 12/05/33 (Call 06/05/33)	575	648,318
4.50%, 12/05/43 (Call 06/05/43)	200	229,550
4.85%, 05/15/41	30	35,765
5.95%, 08/15/37	280	379,893
McKesson Corp.
2.28%, 03/15/19	1,226	1,227,312
2.70%, 12/15/22 (Call 09/15/22)	198	196,824
2.85%, 03/15/23 (Call 12/15/22)	370	367,980
3.80%, 03/15/24 (Call 12/15/23)(a)	340	351,465
4.75%, 03/01/21 (Call 12/01/20)	100	106,230
6.00%, 03/01/41 (Call 09/01/40)	130	157,594
7.50%, 02/15/19	200	212,212
Mead Johnson Nutrition Co.
3.00%, 11/15/20	410	416,720
4.60%, 06/01/44 (Call 12/01/43)	226	247,359
4.90%, 11/01/19(a)	250	262,495

374

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pharmaceuticals (continued)
Merck & Co. Inc.
1.85%, 02/10/20	$400	$398,104
2.35%, 02/10/22	435	434,970
2.40%, 09/15/22 (Call 06/15/22)	250	248,655
2.75%, 02/10/25 (Call 11/10/24)	370	367,576
2.80%, 05/18/23	511	515,487
3.70%, 02/10/45 (Call 08/10/44)	380	383,507
4.15%, 05/18/43	304	329,518
Merck Sharp & Dohme Corp. 5.00%, 06/30/19	392	410,165
Mylan Inc. 5.40%, 11/29/43 (Call 05/29/43)	100	106,631
Mylan NV
3.00%, 12/15/18	350	352,170
3.15%, 06/15/21 (Call 05/15/21)	460	462,415
3.95%, 06/15/26 (Call 03/15/26)(a)	740	737,884
5.25%, 06/15/46 (Call 12/15/45)(a)	515	548,732
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)(a)	895	892,977
2.40%, 09/21/22	380	377,785
3.00%, 11/20/25 (Call 08/20/25)	50	50,372
3.10%, 05/17/27 (Call 02/17/27)	655	663,908
3.40%, 05/06/24	236	245,480
4.00%, 11/20/45 (Call 05/20/45)	400	423,384
4.40%, 04/24/20(a)	400	420,924
4.40%, 05/06/44	440	493,337
Novartis Securities Investment Ltd. 5.13%, 02/10/19	786	813,675
Perrigo Finance Unlimited Co. 3.90%, 12/15/24 (Call 09/15/24)	300	305,700
Pfizer Inc.
1.70%, 12/15/19	230	228,701
2.20%, 12/15/21(a)	455	453,599
2.75%, 06/03/26	250	245,733
3.00%, 06/15/23	690	706,353
3.00%, 12/15/26	655	657,587
3.40%, 05/15/24	400	415,496
4.00%, 12/15/36	480	516,979
4.13%, 12/15/46	375	401,606
7.20%, 03/15/39	507	763,507
Sanofi 4.00%, 03/29/21(a)	350	369,348
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	1,415	1,401,515
2.40%, 09/23/21 (Call 08/23/21)(a)	970	953,675
2.88%, 09/23/23 (Call 07/23/23)	565	552,717
3.20%, 09/23/26 (Call 06/23/26)(a)	1,170	1,127,248
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	50	44,996
Series 2, 3.65%, 11/10/21(a)	200	190,442
Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36(a)	165	166,201
Teva Pharmaceutical Finance IV LLC 2.25%, 03/18/20	250	239,593
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	710	687,578
2.20%, 07/21/21	1,353	1,244,652
2.80%, 07/21/23	355	314,132
3.15%, 10/01/26(a)	1,250	1,042,262
4.10%, 10/01/46(a)	350	266,427
Wyeth LLC
5.95%, 04/01/37	850	1,125,604
6.00%, 02/15/36	325	425,743
6.45%, 02/01/24	420	507,734

Security	Par (000)	Value
Pharmaceuticals (continued)
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	$400	$388,740
3.25%, 02/01/23 (Call 11/01/22)	100	101,726
3.95%, 09/12/47 (Call 03/12/47)	75	74,851
4.50%, 11/13/25 (Call 08/13/25)	395	431,506
4.70%, 02/01/43 (Call 08/01/42)	300	328,155

		61,521,256
Pipelines — 3.0%
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	250	253,950
5.95%, 06/01/26 (Call 03/01/26)	20	22,328
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)(a)	175	171,042
4.15%, 07/01/23 (Call 04/01/23)	100	102,509
4.88%, 02/01/21 (Call 11/01/20)	100	105,129
5.85%, 11/15/43 (Call 05/15/43)	150	160,440
Columbia Pipeline Group Inc. 5.80%, 06/01/45 (Call 12/01/44)(a)	270	331,444
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	226	225,024
3.90%, 05/15/24 (Call 02/15/24)(a)	150	150,492
4.40%, 03/15/27 (Call 12/15/26)	20	20,373
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	180	187,501
7.38%, 10/15/45 (Call 04/15/45)	300	393,711
9.88%, 03/01/19	132	143,621
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)(a)	220	222,341
3.70%, 07/15/27 (Call 04/15/27)	65	64,933
4.00%, 10/01/23 (Call 07/01/23)	100	103,919
4.25%, 12/01/26 (Call 09/01/26)	145	151,289
4.50%, 06/10/44 (Call 12/10/43)	200	203,330
5.50%, 12/01/46 (Call 05/29/46)	300	346,749
5.50%, 07/15/77 (Call 07/15/27), (3 mo. LIBOR US + 3.418%)(c)	400	399,652
Series 16-A, 6.00%, 01/15/77 (Call 01/15/27), (3 mo. LIBOR US + 3.890%)(a)(c)	150	156,737
Energy Transfer LP
3.60%, 02/01/23 (Call 11/01/22)	440	441,175
4.15%, 10/01/20 (Call 08/01/20)	400	414,008
4.65%, 06/01/21 (Call 03/01/21)(a)	202	212,320
4.75%, 01/15/26 (Call 10/15/25)	600	624,366
4.90%, 03/15/35 (Call 09/15/34)	135	132,145
5.15%, 02/01/43 (Call 08/01/42)(a)	200	191,244
5.15%, 03/15/45 (Call 09/15/44)	250	240,800
5.20%, 02/01/22 (Call 11/01/21)	150	160,727
5.30%, 04/15/47 (Call 10/15/46)	200	194,968
5.95%, 10/01/43 (Call 04/01/43)	50	52,489
6.05%, 06/01/41 (Call 12/01/40)	356	377,118
6.13%, 12/15/45 (Call 06/15/45)	605	649,455
6.50%, 02/01/42 (Call 08/01/41)	120	134,828
9.00%, 04/15/19	290	314,485
9.70%, 03/15/19	111	120,880
Energy Transfer LP/Regency Energy Finance Corp. 5.88%, 03/01/22 (Call 12/01/21)	805	881,926
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	350	352,331
4.40%, 04/01/24 (Call 01/01/24)	300	309,303
5.05%, 04/01/45 (Call 10/01/44)	319	309,430
5.45%, 06/01/47 (Call 12/01/46)(a)	25	25,680

375

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pipelines (continued)
Enterprise Products Operating LLC
2.85%, 04/15/21 (Call 03/15/21)	$300	$302,721
3.35%, 03/15/23 (Call 12/15/22)	360	367,106
3.70%, 02/15/26 (Call 11/15/25)	150	153,230
3.75%, 02/15/25 (Call 11/15/24)	90	92,597
3.95%, 02/15/27 (Call 11/15/26)(a)	585	607,546
4.05%, 02/15/22	200	209,786
4.45%, 02/15/43 (Call 08/15/42)	200	202,276
4.85%, 08/15/42 (Call 02/15/42)	491	523,244
4.85%, 03/15/44 (Call 09/15/43)	370	394,076
4.90%, 05/15/46 (Call 11/15/45)	225	242,809
5.10%, 02/15/45 (Call 08/15/44)	565	624,003
5.20%, 09/01/20	280	300,182
5.70%, 02/15/42	20	23,716
5.95%, 02/01/41	300	365,295
6.45%, 09/01/40	100	128,145
7.55%, 04/15/38	250	349,577
Series D, 6.88%, 03/01/33	165	212,848
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	350	351,340
3.50%, 03/01/21 (Call 01/01/21)	120	122,215
3.50%, 09/01/23 (Call 06/01/23)	200	201,238
3.95%, 09/01/22 (Call 06/01/22)	555	573,820
4.15%, 03/01/22	200	208,348
4.15%, 02/01/24 (Call 11/01/23)	250	258,558
5.00%, 08/15/42 (Call 02/15/42)	10	10,027
5.30%, 09/15/20	480	512,851
5.40%, 09/01/44 (Call 03/01/44)	300	310,377
5.50%, 03/01/44 (Call 09/01/43)	400	420,328
5.80%, 03/15/35	25	27,678
6.50%, 02/01/37	84	97,332
6.55%, 09/15/40	375	433,924
6.95%, 01/15/38	310	378,119
7.30%, 08/15/33	50	61,675
7.50%, 11/15/40	264	332,284
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	370	373,508
4.30%, 06/01/25 (Call 03/01/25)	305	315,919
5.05%, 02/15/46 (Call 08/15/45)	125	126,411
5.30%, 12/01/34 (Call 06/01/34)	350	370,499
5.55%, 06/01/45 (Call 12/01/44)	1,200	1,276,704
7.75%, 01/15/32	100	128,142
Magellan Midstream Partners LP
4.20%, 10/03/47 (Call 04/03/47)	50	49,187
4.25%, 02/01/21	180	188,478
5.00%, 03/01/26 (Call 12/01/25)	370	410,659
5.15%, 10/15/43 (Call 04/15/43)	250	278,912
MPLX LP
4.13%, 03/01/27 (Call 12/01/26)(a)	395	400,968
4.50%, 07/15/23 (Call 04/15/23)	200	211,552
4.88%, 12/01/24 (Call 09/01/24)	120	128,790
4.88%, 06/01/25 (Call 03/01/25)	400	427,656
5.20%, 03/01/47 (Call 09/01/46)	630	664,933
5.50%, 02/15/23 (Call 01/02/18)	367	377,126
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)	115	115,427
4.95%, 07/13/47 (Call 01/06/47)	350	355,019
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	400	403,284
5.00%, 09/15/23 (Call 06/15/23)	360	388,271

Security	Par (000)	Value
Pipelines (continued)
6.13%, 02/01/41 (Call 08/01/40)	$240	$275,839
6.65%, 10/01/36	100	120,896
8.63%, 03/01/19	80	85,798
Phillips 66 Partners LP
3.75%, 03/01/28 (Call 12/01/27)	355	353,218
4.90%, 10/01/46 (Call 04/01/46)	250	258,948
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	250	249,335
2.85%, 01/31/23 (Call 10/31/22)	200	191,080
3.60%, 11/01/24 (Call 08/01/24)	100	96,906
3.65%, 06/01/22 (Call 03/01/22)	200	201,426
3.85%, 10/15/23 (Call 07/15/23)	221	219,994
4.30%, 01/31/43 (Call 07/31/42)	300	259,410
4.50%, 12/15/26 (Call 09/15/26)(a)	555	557,275
4.65%, 10/15/25 (Call 07/15/25)	190	193,948
4.90%, 02/15/45 (Call 08/15/44)	200	186,472
5.00%, 02/01/21 (Call 11/01/20)	250	262,802
5.15%, 06/01/42 (Call 12/01/41)	115	110,736
6.65%, 01/15/37	25	28,575
8.75%, 05/01/19	130	141,154
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	370	373,841
5.00%, 03/15/27 (Call 09/15/26)(a)	1,000	1,064,060
5.63%, 04/15/23 (Call 01/15/23)	1,045	1,147,755
5.63%, 03/01/25 (Call 12/01/24)	815	896,940
5.88%, 06/30/26 (Call 12/31/25)(a)	150	168,036
6.25%, 03/15/22 (Call 12/15/21)	350	390,950
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp. 4.40%, 06/15/21 (Call 03/15/21)	150	157,503
Spectra Energy Capital LLC 3.30%, 03/15/23 (Call 12/15/22)	207	207,304
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	20	19,668
3.50%, 03/15/25 (Call 12/15/24)	150	150,618
4.50%, 03/15/45 (Call 09/15/44)(a)	25	25,274
4.75%, 03/15/24 (Call 12/15/23)	250	271,120
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	290	289,466
4.00%, 10/01/27 (Call 07/01/27)(a)	50	49,064
4.40%, 04/01/21 (Call 03/01/21)	50	52,285
4.95%, 01/15/43 (Call 07/15/42)	100	94,867
5.30%, 04/01/44 (Call 10/01/43)	25	24,414
5.35%, 05/15/45 (Call 11/15/44)	490	480,852
5.95%, 12/01/25 (Call 09/01/25)	170	190,944
6.10%, 02/15/42	300	315,138
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	150	156,009
4.65%, 06/15/21 (Call 03/15/21)	100	104,350
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/28	75	90,701
Texas Eastern Transmission LP 7.00%, 07/15/32	225	287,021
TransCanada PipeLines Ltd.
2.50%, 08/01/22(a)	475	471,485
3.80%, 10/01/20	265	274,900
4.63%, 03/01/34 (Call 12/01/33)	485	534,669
4.88%, 01/15/26 (Call 10/15/25)	70	78,425
5.85%, 03/15/36	200	247,396
6.10%, 06/01/40	25	32,682
6.20%, 10/15/37	207	271,170
7.63%, 01/15/39	360	537,566
Western Gas Partners LP 4.00%, 07/01/22 (Call 04/01/22)	450	460,260

376

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pipelines (continued)
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	$1,140	$1,155,413
3.60%, 03/15/22 (Call 01/15/22)	975	997,318
3.90%, 01/15/25 (Call 10/15/24)	600	611,034
4.00%, 09/15/25 (Call 06/15/25)	110	112,408
4.30%, 03/04/24 (Call 12/04/23)	430	450,846
4.90%, 01/15/45 (Call 07/15/44)	50	51,579
5.25%, 03/15/20	500	530,075
5.40%, 03/04/44 (Call 09/04/43)	33	36,335
5.80%, 11/15/43 (Call 05/15/43)	255	293,946
6.30%, 04/15/40	357	430,810

		44,827,217
Real Estate — 0.1%
Brookfield Asset Management Inc. 4.00%, 01/15/25 (Call 10/15/24)(a)	270	277,414
CBRE Services Inc. 4.88%, 03/01/26 (Call 12/01/25)	340	368,088
Prologis LP 4.25%, 08/15/23 (Call 05/15/23)	200	214,988

		860,490
Real Estate Investment Trusts (REITs) — 2.4%
Alexandria Real Estate Equities Inc. 4.50%, 07/30/29 (Call 04/30/29)(a)	350	371,602
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	400	403,096
3.13%, 01/15/27 (Call 10/15/26)(a)	100	96,076
3.30%, 02/15/21 (Call 01/15/21)	265	270,165
3.38%, 10/15/26 (Call 07/15/26)(a)	335	329,007
3.40%, 02/15/19	100	101,226
3.45%, 09/15/21(a)	502	514,083
3.55%, 07/15/27 (Call 04/15/27)	50	49,577
4.00%, 06/01/25 (Call 03/01/25)	350	361,214
4.40%, 02/15/26 (Call 11/15/25)	55	57,956
4.70%, 03/15/22	260	280,459
5.00%, 02/15/24	356	391,045
5.05%, 09/01/20	100	106,388
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)(a)	150	151,584
2.95%, 05/11/26 (Call 02/11/26)	340	332,119
3.50%, 11/15/24 (Call 08/15/24)	200	205,428
3.90%, 10/15/46 (Call 04/15/46)	300	296,130
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	210	198,295
3.13%, 09/01/23 (Call 06/01/23)	100	101,018
3.65%, 02/01/26 (Call 11/03/25)	230	233,268
3.70%, 11/15/18 (Call 12/17/17)	100	101,203
3.80%, 02/01/24 (Call 11/01/23)(a)	310	321,470
3.85%, 02/01/23 (Call 11/01/22)	380	397,446
4.13%, 05/15/21 (Call 02/15/21)	175	183,557
5.88%, 10/15/19 (Call 07/17/19)	560	592,301
Brandywine Operating Partnership LP 3.95%,11/15/27 (Call 08/15/27)	100	99,019
Brixmor Operating Partnership LP
3.88%, 08/15/22 (Call 06/15/22)(a)	470	482,196
3.90%, 03/15/27 (Call 12/15/26)(a)	645	636,531
Camden Property Trust 2.95%, 12/15/22 (Call 09/15/22)	100	100,309
CBL & Associates LP
4.60%, 10/15/24 (Call 07/15/24)(a)	190	170,844
5.25%, 12/01/23 (Call 09/01/23)(a)	300	285,795
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 04/15/23	386	398,765

Security	Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
Columbia Property Trust Operating Partnership LP 3.65%, 08/15/26 (Call 05/15/26)	$335	$327,158
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	25	24,582
3.65%, 09/01/27 (Call 06/01/27)	300	297,399
4.45%, 02/15/26 (Call 11/15/25)	170	178,422
4.75%, 05/15/47 (Call 11/15/46)	350	363,944
4.88%, 04/15/22	390	420,007
5.25%, 01/15/23	1,175	1,289,950
CubeSmart LP 3.13%, 09/01/26 (Call 06/01/26)(a)	30	28,620
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	100	98,332
3.90%, 08/15/24 (Call 06/15/24)	300	299,376
4.63%, 07/15/22 (Call 04/15/22)	205	214,901
Digital Realty Trust LP
4.75%, 10/01/25 (Call 07/01/25)	250	271,692
5.25%, 03/15/21 (Call 12/15/20)	210	225,851
Duke Realty LP 4.38%, 06/15/22 (Call 03/15/22)(a)	330	350,460
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)(a)	250	256,487
5.75%, 08/15/22 (Call 05/15/22)	245	268,050
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	170	164,295
3.25%, 08/01/27 (Call 05/01/27)(a)	75	74,694
4.50%, 07/01/44 (Call 01/01/44)	400	431,072
4.50%, 06/01/45 (Call 12/01/44)	185	199,974
4.63%, 12/15/21 (Call 09/15/21)	25	26,888
4.75%, 07/15/20 (Call 04/15/20)	350	369,747
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)(a)	70	70,767
3.50%, 04/01/25 (Call 01/01/25)	150	151,027
3.63%, 05/01/27 (Call 02/01/27)(a)	350	352,376
3.88%, 05/01/24 (Call 02/01/24)	400	414,880
Federal Realty Investment Trust 4.50%, 12/01/44 (Call 06/01/44)	100	106,697
Government Properties Income Trust 3.75%, 08/15/19 (Call 07/15/19)	170	172,234
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	100	100,887
3.40%, 02/01/25 (Call 11/01/24)(a)	145	144,263
3.75%, 02/01/19 (Call 11/01/18)	100	101,350
3.88%, 08/15/24 (Call 05/17/24)	302	309,230
4.00%, 12/01/22 (Call 10/01/22)	840	878,060
4.00%, 06/01/25 (Call 03/01/25)(a)	154	158,468
4.20%, 03/01/24 (Call 12/01/23)	350	365,466
4.25%, 11/15/23 (Call 08/15/23)	416	437,403
5.38%, 02/01/21 (Call 11/03/20)	78	83,990
Healthcare Trust of America Holdings LP 3.75%, 07/01/27 (Call 04/01/27)	125	124,598
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	350	374,685
5.25%, 02/15/26 (Call 08/15/25)(a)	335	360,705
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	490	499,540
Series D, 3.75%, 10/15/23 (Call 07/15/23)	350	356,811
Series F, 4.50%, 02/01/26 (Call 11/01/25)(a)	100	104,814
Hudson Pacific Properties LP 3.95%, 11/01/27(a)	250	248,905
Kilroy Realty LP 4.25%, 08/15/29 (Call 05/15/29)(a)	80	82,638

377

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)(a)	$340	$319,107
3.20%, 05/01/21 (Call 03/01/21)	150	152,551
3.80%, 04/01/27 (Call 01/01/27)(a)	500	503,675
4.25%, 04/01/45 (Call 10/01/44)	150	145,376
4.45%, 09/01/47 (Call 03/01/47)	175	175,226
Liberty Property LP
3.25%, 10/01/26 (Call 07/01/26)(a)	350	343,413
4.40%, 02/15/24 (Call 11/15/23)	350	373,040
4.75%, 10/01/20 (Call 07/01/20)	250	263,392
Lifestorage LP/CA 3.50%, 07/01/26 (Call 04/01/26)	100	96,741
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)	186	186,361
5.50%, 07/15/21 (Call 04/15/21)	485	525,982
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	125	127,109
4.50%, 04/01/27 (Call 01/01/27)(a)	400	392,772
4.75%, 01/15/28 (Call 10/15/27)(a)	405	401,505
5.25%, 01/15/26 (Call 10/15/25)	425	443,475
Public Storage 3.09%, 09/15/27 (Call 06/15/27)	100	99,110
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)(a)	75	71,313
3.25%, 10/15/22 (Call 07/15/22)	385	391,510
4.13%, 10/15/26 (Call 07/15/26)	30	31,118
4.65%, 08/01/23 (Call 05/01/23)	50	53,972
4.65%, 03/15/47 (Call 09/15/46)	50	52,736
6.75%, 08/15/19	125	134,499
Regency Centers Corp. 3.75%, 11/15/22 (Call 08/15/22)	255	261,582
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	490	494,175
4.50%, 02/01/25 (Call 11/01/24)(a)	100	101,254
Simon Property Group LP
2.50%, 09/01/20 (Call 06/01/20)	485	488,109
2.75%, 02/01/23 (Call 11/01/22)	580	580,244
3.30%, 01/15/26 (Call 10/15/25)(a)	501	500,218
3.38%, 10/01/24 (Call 07/01/24)	1,480	1,511,465
3.38%, 06/15/27 (Call 03/15/27)(a)	150	150,218
4.13%, 12/01/21 (Call 09/01/21)(a)	75	79,270
4.25%, 10/01/44 (Call 04/01/44)(a)	380	389,603
6.75%, 02/01/40 (Call 11/01/39)(a)	100	137,846
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	25	23,965
Series 0001, 4.63%, 01/10/22 (Call 10/10/21)	250	265,872
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	320	311,104
3.75%, 05/01/24 (Call 02/01/24)	300	308,037
3.85%, 04/01/27 (Call 01/01/27)(a)	350	355,463
4.13%, 01/15/26 (Call 10/15/25)	120	124,399
4.38%, 02/01/45 (Call 08/01/44)	205	207,398
Ventas Realty LP/Ventas Capital Corp. 4.75%, 06/01/21 (Call 03/01/21)	200	212,416
VEREIT Operating Partnership LP
3.00%, 02/06/19 (Call 01/06/19)	150	150,959
3.95%, 08/15/27 (Call 05/15/27)	325	321,613
4.88%, 06/01/26 (Call 03/01/26)	85	90,483
Vornado Realty LP 5.00%, 01/15/22 (Call 10/15/21)(a)	200	215,394
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)	20	20,694
4.00%, 06/01/25 (Call 03/01/25)	43	44,491
4.13%, 04/01/19 (Call 01/01/19)	900	918,594

Security	Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
4.25%, 04/01/26 (Call 01/01/26)	$100	$104,816
4.95%, 01/15/21 (Call 10/15/20)	412	439,147
5.25%, 01/15/22 (Call 10/15/21)	246	268,039
Weyerhaeuser Co.
3.25%, 03/15/23 (Call 12/15/22)	250	252,685
4.63%, 09/15/23	250	270,620
7.38%, 03/15/32	107	147,149
WP Carey Inc. 4.00%, 02/01/25 (Call 11/01/24)	375	378,566

		36,210,738
Retail — 2.9%
Advance Auto Parts Inc. 4.50%, 01/15/22 (Call 10/15/21)(a)	350	367,633
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)(a)	205	208,120
4.50%, 10/01/25 (Call 07/01/25)(a)	325	340,840
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)(a)	150	150,438
3.25%, 04/15/25 (Call 01/15/25)	110	109,415
3.70%, 04/15/22 (Call 01/15/22)	326	337,306
3.75%, 06/01/27 (Call 03/01/27)(a)	355	357,556
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)(a)	100	98,714
4.92%, 08/01/34 (Call 02/01/34)(a)	140	124,055
5.17%, 08/01/44 (Call 02/01/44)(a)	275	233,118
Best Buy Co. Inc. 5.50%, 03/15/21 (Call 12/15/20)(a)	200	215,514
Costco Wholesale Corp.
1.70%, 12/15/19	495	492,025
2.25%, 02/15/22	370	368,043
2.30%, 05/18/22 (Call 04/18/22)	140	139,251
2.75%, 05/18/24 (Call 03/18/24)	110	109,847
3.00%, 05/18/27 (Call 02/18/27)	50	49,801
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	535	523,792
2.25%, 12/05/18 (Call 11/05/18)	300	300,486
2.25%, 08/12/19 (Call 07/12/19)	320	319,555
2.75%, 12/01/22 (Call 09/01/22)	25	24,620
2.80%, 07/20/20 (Call 06/20/20)	1,140	1,147,649
3.38%, 08/12/24 (Call 05/12/24)	400	400,944
3.50%, 07/20/22 (Call 05/20/22)	550	560,142
3.88%, 07/20/25 (Call 04/20/25)	1,305	1,334,206
4.00%, 12/05/23 (Call 09/05/23)	265	275,944
4.88%, 07/20/35 (Call 01/20/35)	300	324,828
5.13%, 07/20/45 (Call 01/20/45)(a)	476	522,781
5.30%, 12/05/43 (Call 06/05/43)(a)	400	451,356
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	355	359,938
6.80%, 10/15/37	100	131,726
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	302	305,817
3.88%, 04/15/27 (Call 01/15/27)	355	368,348
4.15%, 11/01/25 (Call 08/01/25)(a)	210	221,813
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	420	416,354
2.13%, 09/15/26 (Call 06/15/26)(a)	150	140,132
2.63%, 06/01/22 (Call 05/01/22)	445	447,688
2.70%, 04/01/23 (Call 01/01/23)	320	322,339
3.00%, 04/01/26 (Call 01/01/26)	510	509,204
3.35%, 09/15/25 (Call 06/15/25)	1,195	1,230,109
3.75%, 02/15/24 (Call 11/15/23)	110	115,980
3.90%, 06/15/47 (Call 12/15/46)	50	51,426

378

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Retail (continued)
4.20%, 04/01/43 (Call 10/01/42)	$395	$422,978
4.25%, 04/01/46 (Call 10/01/45)	275	298,485
4.40%, 04/01/21 (Call 01/01/21)	855	909,549
4.40%, 03/15/45 (Call 09/15/44)	357	392,986
4.88%, 02/15/44 (Call 08/15/43)	580	683,269
5.88%, 12/16/36	330	437,544
5.95%, 04/01/41 (Call 10/01/40)	440	583,409
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)(a)	214	220,242
4.25%, 07/17/25 (Call 04/17/25)(a)	210	213,320
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	320	304,835
3.10%, 05/03/27 (Call 02/03/27)	590	586,035
3.12%, 04/15/22 (Call 01/15/22)(a)	210	215,284
3.13%, 09/15/24 (Call 06/15/24)	100	101,587
3.38%, 09/15/25 (Call 06/15/25)	275	280,901
3.70%, 04/15/46 (Call 10/15/45)	305	297,826
4.05%, 05/03/47 (Call 11/03/46)(a)	445	460,579
4.38%, 09/15/45 (Call 03/15/45)	475	515,408
4.63%, 04/15/20 (Call 10/15/19)	152	158,916
4.65%, 04/15/42 (Call 10/15/41)	300	334,755
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)(a)	200	183,454
3.63%, 06/01/24 (Call 03/01/24)(a)	200	187,066
3.88%, 01/15/22 (Call 10/15/21)(a)	685	681,027
6.38%, 03/15/37	283	282,864
6.65%, 07/15/24	310	335,510
7.00%, 02/15/28	50	53,129
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	100	99,943
2.63%, 01/15/22	340	341,489
2.75%, 12/09/20 (Call 11/09/20)	450	455,332
3.25%, 06/10/24	130	133,181
3.38%, 05/26/25 (Call 02/26/25)(a)	300	306,435
3.50%, 03/01/27 (Call 12/01/26)(a)	500	511,705
3.63%, 05/20/21	30	31,203
3.70%, 01/30/26 (Call 10/30/25)	560	581,958
3.70%, 02/15/42	195	187,038
4.45%, 03/01/47 (Call 09/01/46)(a)	210	225,212
4.70%, 12/09/35 (Call 06/09/35)	200	223,154
4.88%, 12/09/45 (Call 06/09/45)	750	849,105
6.30%, 10/15/37	325	426,351
6.30%, 03/01/38	25	32,829
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(a)	20	19,837
5.00%, 01/15/44 (Call 07/15/43)	247	232,956
O’Reilly Automotive Inc.
3.60%, 09/01/27 (Call 06/01/27)	50	50,212
4.63%, 09/15/21 (Call 06/15/21)	252	268,231
QVC Inc.
3.13%, 04/01/19	200	201,290
4.38%, 03/15/23	300	309,129
4.85%, 04/01/24	50	52,345
5.13%, 07/02/22	475	504,626
5.45%, 08/15/34 (Call 02/15/34)	70	69,217
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	150	150,245
2.10%, 02/04/21 (Call 01/04/21)	430	427,515
2.45%, 06/15/26 (Call 03/15/26)(a)	280	269,167
2.70%, 06/15/22 (Call 04/15/22)	200	201,728

Security	Par (000)	Value
Retail (continued)
3.85%, 10/01/23 (Call 07/01/23)	$246	$261,528
Tapestry Inc. 4.13%, 07/15/27 (Call 04/15/27)	305	305,339
Target Corp.
2.50%, 04/15/26(a)	705	672,175
2.90%, 01/15/22(a)	140	142,493
3.50%, 07/01/24(a)	430	445,828
3.63%, 04/15/46	400	377,988
3.90%, 11/15/47 (Call 05/15/47)	500	494,035
4.00%, 07/01/42	78	78,725
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	370	345,902
2.50%, 05/15/23 (Call 02/15/23)	300	297,537
2.75%, 06/15/21 (Call 04/15/21)(a)	50	50,615
Walgreen Co.
3.10%, 09/15/22	298	299,669
4.40%, 09/15/42(a)	100	98,874
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	269	270,853
3.30%, 11/18/21 (Call 09/18/21)	300	305,421
3.45%, 06/01/26 (Call 03/01/26)(a)	825	809,548
3.80%, 11/18/24 (Call 08/18/24)	20	20,445
4.80%, 11/18/44 (Call 05/18/44)	545	571,656
Wal-Mart Stores Inc.
2.55%, 04/11/23 (Call 01/11/23)	555	556,143
2.65%, 12/15/24 (Call 10/15/24)	750	745,732
3.25%, 10/25/20(a)	300	309,606
3.30%, 04/22/24 (Call 01/22/24)	850	885,317
3.63%, 07/08/20	250	259,698
3.63%, 12/15/47 (Call 06/15/47)	325	334,938
4.00%, 04/11/43 (Call 10/11/42)	400	434,472
4.13%, 02/01/19(a)	350	358,932
4.25%, 04/15/21(a)	192	204,346
4.30%, 04/22/44 (Call 10/22/43)(a)	400	455,476
4.75%, 10/02/43 (Call 04/02/43)	250	301,105
6.20%, 04/15/38	90	125,103
6.50%, 08/15/37	350	500,003
7.55%, 02/15/30	300	435,471

		42,566,217
Semiconductors — 1.3%
Altera Corp. 4.10%, 11/15/23	250	268,985
Analog Devices Inc.
3.13%, 12/05/23 (Call 10/05/23)	310	312,145
3.50%, 12/05/26 (Call 09/05/26)	500	504,000
5.30%, 12/15/45 (Call 06/15/45)	100	116,891
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	200	202,014
3.30%, 04/01/27 (Call 01/01/27)	135	136,916
3.90%, 10/01/25 (Call 07/01/25)	300	319,464
4.30%, 06/15/21	225	239,200
4.35%, 04/01/47 (Call 10/01/46)	390	428,239
5.10%, 10/01/35 (Call 04/01/35)	100	119,351
5.85%, 06/15/41	200	258,870
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20(b)	710	703,915
3.00%, 01/15/22 (Call 12/15/21)(b)	1,120	1,106,885
3.13%, 01/15/25 (Call 11/15/24)(b)	90	85,608
3.63%, 01/15/24 (Call 11/15/23)(b)	785	777,472
3.88%, 01/15/27 (Call 10/15/26)(b)	1,240	1,216,130

379

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Semiconductors (continued)
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	$700	$687,547
1.85%, 05/11/20	250	248,602
2.35%, 05/11/22 (Call 04/11/22)(a)	325	323,401
2.45%, 07/29/20	500	504,185
2.60%, 05/19/26 (Call 02/19/26)	290	282,121
2.70%, 12/15/22	228	229,514
3.10%, 07/29/22	515	528,096
3.15%, 05/11/27 (Call 02/11/27)(a)	500	506,870
3.30%, 10/01/21	228	235,989
3.70%, 07/29/25 (Call 04/29/25)	520	547,045
4.10%, 05/19/46 (Call 11/19/45)	335	356,735
4.10%, 05/11/47 (Call 11/11/46)(a)	375	401,014
4.80%, 10/01/41	370	443,142
4.90%, 07/29/45 (Call 01/29/45)	490	587,618
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	235	245,453
4.65%, 11/01/24 (Call 08/01/24)	415	449,910
Lam Research Corp. 2.80%, 06/15/21 (Call 05/15/21)	60	60,426
Maxim Integrated Products Inc. 3.38%, 03/15/23
(Call 12/15/22)	250	252,700
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	475	469,609
3.20%, 09/16/26 (Call 06/16/26)	250	249,932
QUALCOMM Inc.
1.85%, 05/20/19	350	348,180
2.10%, 05/20/20	350	347,196
2.25%, 05/20/20	630	623,839
2.60%, 01/30/23 (Call 12/30/22)	520	504,057
2.90%, 05/20/24 (Call 03/20/24)	490	474,036
3.00%, 05/20/22	410	409,373
3.25%, 05/20/27 (Call 02/20/27)(a)	495	475,472
3.45%, 05/20/25 (Call 02/20/25)	250	249,322
4.30%, 05/20/47 (Call 11/20/46)	540	515,581
4.65%, 05/20/35 (Call 11/20/34)	50	52,326
4.80%, 05/20/45 (Call 11/20/44)	440	453,033
Texas Instruments Inc.
1.65%, 08/03/19	230	228,740
1.75%, 05/01/20 (Call 04/01/20)	274	271,676
2.75%, 03/12/21 (Call 02/12/21)	25	25,379
2.90%, 11/03/27 (Call 08/03/27)	220	217,747
Xilinx Inc. 2.95%, 06/01/24 (Call 04/01/24)	275	272,635

		19,874,586
Software — 2.4%
Activision Blizzard Inc. 3.40%, 09/15/26 (Call 06/15/26)(a)	365	366,993
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	240	246,053
4.75%, 02/01/20	205	216,088
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	270	266,503
4.38%, 06/15/25 (Call 03/15/25)	195	206,404
CA Inc. 5.38%, 12/01/19	92	96,755
Cadence Design Systems Inc. 4.38%, 10/15/24 (Call 07/15/24)	150	159,213
Electronic Arts Inc. 3.70%, 03/01/21 (Call 02/01/21)(a)	100	103,056
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	150	147,686
3.00%, 08/15/26 (Call 05/15/26)	535	514,301
3.63%, 10/15/20 (Call 09/15/20)	225	231,433
3.88%, 06/05/24 (Call 03/05/24)(a)	200	207,212

Security	Par (000)	Value
Software (continued)
4.50%, 08/15/46 (Call 02/15/46)	$200	$205,736
5.00%, 10/15/25 (Call 07/15/25)	355	391,331
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	162	166,659
4.75%, 06/15/21	100	106,946
Microsoft Corp.
1.10%, 08/08/19	575	567,197
1.55%, 08/08/21 (Call 07/08/21)	740	720,745
1.63%, 12/06/18(a)	306	305,535
1.85%, 02/12/20 (Call 01/12/20)	745	741,975
2.00%, 11/03/20 (Call 10/03/20)	370	368,875
2.00%, 08/08/23 (Call 06/08/23)	450	435,748
2.13%, 11/15/22(a)	300	295,470
2.38%, 02/12/22 (Call 01/12/22)	550	550,176
2.38%, 05/01/23 (Call 02/01/23)	440	435,301
2.40%, 02/06/22 (Call 01/06/22)	655	655,537
2.40%, 08/08/26 (Call 05/08/26)	425	408,863
2.65%, 11/03/22 (Call 09/03/22)	460	464,048
2.70%, 02/12/25 (Call 11/12/24)	70	69,748
2.88%, 02/06/24 (Call 12/06/23)	510	515,936
3.00%, 10/01/20	380	389,416
3.13%, 11/03/25 (Call 08/03/25)	200	204,370
3.30%, 02/06/27 (Call 11/06/26)	2,355	2,423,813
3.45%, 08/08/36 (Call 02/08/36)	1,150	1,162,650
3.50%, 02/12/35 (Call 08/12/34)	390	397,687
3.50%, 11/15/42	250	248,400
3.63%, 12/15/23 (Call 09/15/23)	100	105,417
3.70%, 08/08/46 (Call 02/08/46)	810	823,616
3.75%, 02/12/45 (Call 08/12/44)	50	51,265
3.95%, 08/08/56 (Call 02/08/56)	300	311,025
4.00%, 02/12/55 (Call 08/12/54)(a)	325	340,961
4.10%, 02/06/37 (Call 08/06/36)	190	208,734
4.20%, 06/01/19	222	229,437
4.20%, 11/03/35 (Call 05/03/35)	250	278,135
4.45%, 11/03/45 (Call 05/03/45)	1,875	2,142,094
4.50%, 02/06/57 (Call 08/06/56)	25	28,646
4.75%, 11/03/55 (Call 05/03/55)(a)	450	537,156
5.20%, 06/01/39	150	187,037
5.30%, 02/08/41	842	1,063,598
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)(a)	555	616,322
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	695	684,325
2.25%, 10/08/19	1,500	1,506,795
2.40%, 09/15/23 (Call 07/15/23)(a)	125	123,039
2.50%, 05/15/22 (Call 03/15/22)	1,550	1,552,976
2.50%, 10/15/22	350	349,338
2.65%, 07/15/26 (Call 04/15/26)	540	523,206
2.80%, 07/08/21	345	350,906
2.95%, 11/15/24 (Call 09/15/24)	500	501,990
2.95%, 05/15/25 (Call 02/15/25)	350	350,532
3.25%, 11/15/27 (Call 08/15/27)	500	505,825
3.25%, 05/15/30 (Call 02/15/30)(a)	525	528,134
3.40%, 07/08/24 (Call 04/08/24)	200	207,062
3.63%, 07/15/23	250	262,400
3.80%, 11/15/37 (Call 05/15/37)	400	408,936
3.85%, 07/15/36 (Call 01/15/36)	250	258,323
3.88%, 07/15/20	100	104,461
3.90%, 05/15/35 (Call 11/15/34)	390	404,976
4.00%, 07/15/46 (Call 01/15/46)	595	613,106
4.00%, 11/15/47 (Call 05/15/47)	500	516,305

380

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Software (continued)
4.13%, 05/15/45 (Call 11/15/44)	$100	$104,803
4.30%, 07/08/34 (Call 01/08/34)	700	762,468
4.38%, 05/15/55 (Call 11/15/54)	400	429,464
4.50%, 07/08/44 (Call 01/08/44)(a)	500	556,000
5.00%, 07/08/19	182	190,447
5.38%, 07/15/40	335	411,688
6.13%, 07/08/39	300	405,405
6.50%, 04/15/38	315	439,954
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	205	203,665
3.90%, 08/21/27 (Call 05/21/27)	460	462,065

		35,635,896
Telecommunications — 4.5%
America Movil SAB de CV
3.13%, 07/16/22	250	253,847
4.38%, 07/16/42(a)	450	469,620
5.00%, 10/16/19	265	278,284
5.00%, 03/30/20	50	52,888
6.13%, 11/15/37	200	246,364
6.13%, 03/30/40	550	689,062
AT&T Corp. 8.25%, 11/15/31	100	140,321
AT&T Inc.
2.30%, 03/11/19	200	200,278
2.45%, 06/30/20 (Call 05/30/20)	660	658,535
2.63%, 12/01/22 (Call 09/01/22)	417	409,515
2.80%, 02/17/21 (Call 01/17/21)	390	391,845
2.85%, 02/14/23 (Call 01/14/23)(a)	450	446,526
3.00%, 02/15/22	400	401,192
3.00%, 06/30/22 (Call 04/30/22)	605	604,915
3.20%, 03/01/22 (Call 02/01/22)	300	303,594
3.40%, 08/14/24 (Call 06/14/24)(a)	570	567,047
3.40%, 05/15/25 (Call 02/15/25)	740	727,583
3.60%, 02/17/23 (Call 12/17/22)	430	439,770
3.80%, 03/15/22	360	372,175
3.80%, 03/01/24 (Call 01/01/24)	810	827,455
3.88%, 08/15/21	936	970,763
3.90%, 03/11/24 (Call 12/11/23)	600	615,510
3.90%, 08/14/27 (Call 05/14/27)	1,060	1,050,640
3.95%, 01/15/25 (Call 10/15/24)	300	305,838
4.13%, 02/17/26 (Call 11/17/25)	285	290,116
4.25%, 03/01/27 (Call 12/01/26)	500	511,165
4.30%, 02/15/30(b)	120	121,243
4.30%, 12/15/42 (Call 06/15/42)(a)	500	461,315
4.35%, 06/15/45 (Call 12/15/44)	1,250	1,130,950
4.45%, 05/15/21	284	300,614
4.50%, 05/15/35 (Call 11/15/34)	295	286,917
4.50%, 03/09/48 (Call 09/09/47)	1,128	1,033,113
4.55%, 03/09/49 (Call 09/09/48)	837	771,555
4.75%, 05/15/46 (Call 11/15/45)	911	868,402
4.80%, 06/15/44 (Call 12/15/43)	375	363,229
4.90%, 08/14/37 (Call 02/14/37)	1,050	1,046,703
5.00%, 03/01/21	775	829,475
5.15%, 03/15/42	217	219,276
5.15%, 02/14/50 (Call 08/14/49)	770	763,216
5.20%, 03/15/20	500	529,545
5.25%, 03/01/37 (Call 09/01/36)(a)	950	990,954
5.30%, 08/14/58 (Call 02/14/58)	550	544,423
5.35%, 09/01/40	278	288,564
5.45%, 03/01/47 (Call 09/01/46)	1,100	1,157,354
5.55%, 08/15/41(a)	200	214,152

Security	Par (000)	Value
Telecommunications (continued)
5.65%, 02/15/47 (Call 08/15/46)(a)	$300	$327,195
5.70%, 03/01/57 (Call 09/01/56)	470	501,955
5.80%, 02/15/19	1,050	1,093,743
5.88%, 10/01/19	400	426,284
6.00%, 08/15/40 (Call 05/15/40)	240	270,127
6.30%, 01/15/38	150	177,198
6.38%, 03/01/41	250	289,552
6.50%, 09/01/37(a)	242	288,479
6.55%, 02/15/39	40	47,942
BellSouth Telecommunications LLC 6.38%, 06/01/28	300	348,309
British Telecommunications PLC 9.13%, 12/15/30	382	566,552
Cisco Systems Inc.
1.40%, 09/20/19	25	24,744
1.85%, 09/20/21 (Call 08/20/21)	935	917,226
2.13%, 03/01/19	600	601,236
2.20%, 02/28/21	565	563,175
2.20%, 09/20/23 (Call 07/20/23)	440	429,128
2.45%, 06/15/20	330	332,554
2.50%, 09/20/26 (Call 06/20/26)(a)	400	385,576
2.60%, 02/28/23	300	300,300
2.95%, 02/28/26	390	389,793
3.00%, 06/15/22	20	20,411
3.50%, 06/15/25(a)	300	313,983
3.63%, 03/04/24	95	100,255
4.45%, 01/15/20	542	568,227
4.95%, 02/15/19	262	271,235
5.50%, 01/15/40	375	486,112
5.90%, 02/15/39	375	499,534
Deutsche Telekom International Finance BV 8.75%, 06/15/30	566	830,028
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)	150	154,608
5.95%, 03/15/41	155	174,183
Koninklijke KPN NV 8.38%, 10/01/30	200	275,358
Motorola Solutions Inc.
3.50%, 03/01/23	100	100,597
3.75%, 05/15/22	517	529,093
5.50%, 09/01/44	100	101,302
New Cingular Wireless Services Inc. 8.75%, 03/01/31	400	571,120
Orange SA
1.63%, 11/03/19	300	296,613
5.38%, 01/13/42	250	296,472
5.50%, 02/06/44 (Call 08/06/43)	200	243,092
9.00%, 03/01/31	720	1,071,014
Pacific Bell Telephone Co. 7.13%, 03/15/26(a)	350	426,664
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	450	458,865
4.50%, 03/15/43 (Call 09/15/42)	400	420,304
5.00%, 03/15/44 (Call 09/15/43)(a)	328	372,378
7.50%, 08/15/38	50	69,799
Telefonica Emisiones SAU
4.10%, 03/08/27	500	511,480
4.57%, 04/27/23	300	323,817
5.21%, 03/08/47	535	587,157
5.46%, 02/16/21	300	324,501
5.88%, 07/15/19(a)	210	221,668
7.05%, 06/20/36	300	395,133
Telefonica Europe BV 8.25%, 09/15/30	270	377,203
TELUS Corp. 2.80%, 02/16/27 (Call 11/16/26)	445	422,452

381

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Telecommunications (continued)
Verizon Communications Inc.
1.75%, 08/15/21	$300	$292,062
2.45%, 11/01/22 (Call 08/01/22)	470	461,874
2.63%, 08/15/26(a)	550	514,459
2.95%, 03/15/22	1,125	1,131,334
3.00%, 11/01/21 (Call 09/01/21)	800	809,576
3.13%, 03/16/22(a)	190	192,364
3.38%, 02/15/25(b)	888	887,574
3.50%, 11/01/21	378	389,091
3.50%, 11/01/24 (Call 08/01/24)	1,234	1,250,400
3.85%, 11/01/42 (Call 05/01/42)	775	686,650
4.13%, 03/16/27(a)	860	896,318
4.13%, 08/15/46	600	543,864
4.15%, 03/15/24 (Call 12/15/23)	350	368,046
4.40%, 11/01/34 (Call 05/01/34)	827	831,069
4.52%, 09/15/48	1,300	1,259,804
4.60%, 04/01/21	40	42,630
4.67%, 03/15/55	1,300	1,234,987
4.81%, 03/15/39	1,293	1,328,351
4.86%, 08/21/46	415	424,093
5.01%, 04/15/49	1,036	1,071,794
5.01%, 08/21/54	1,265	1,275,474
5.15%, 09/15/23	2,385	2,637,166
5.25%, 03/16/37(a)	550	599,736
5.50%, 03/16/47(a)	500	557,625
6.55%, 09/15/43	757	980,693
Vodafone Group PLC
2.50%, 09/26/22	455	450,655
2.95%, 02/19/23	600	601,686
4.38%, 02/19/43	325	326,726
5.45%, 06/10/19	450	471,672
6.15%, 02/27/37	455	560,724

		67,320,071
Textiles — 0.1%
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	25	25,263
3.25%, 06/01/22 (Call 03/01/22)(a)	100	102,139
3.70%, 04/01/27 (Call 01/01/27)(a)	450	469,458
Mohawk Industries Inc. 3.85%, 02/01/23 (Call 11/01/22)	250	258,860

		855,720
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	55	55,414
3.50%, 09/15/27 (Call 06/15/27)	375	366,176
Mattel Inc. 5.45%, 11/01/41 (Call 05/01/41)(a)	270	254,581

		676,171
Transportation — 1.6%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	320	325,923
3.00%, 04/01/25 (Call 01/01/25)	100	100,693
3.05%, 03/15/22 (Call 12/15/21)	162	165,655
3.05%, 09/01/22 (Call 06/01/22)(a)	385	393,682
3.25%, 06/15/27 (Call 03/15/27)(a)	25	25,446
3.45%, 09/15/21 (Call 06/15/21)	300	310,734
3.65%, 09/01/25 (Call 06/01/25)	335	350,092
3.75%, 04/01/24 (Call 01/01/24)	481	509,009
3.85%, 09/01/23 (Call 06/01/23)(a)	300	318,549
3.90%, 08/01/46 (Call 02/01/46)	350	363,128
4.13%, 06/15/47 (Call 12/15/46)	50	53,254

Security	Par (000)	Value
Transportation (continued)
4.15%, 04/01/45 (Call 10/01/44)	$425	$452,183
4.38%, 09/01/42 (Call 03/01/42)(a)	280	305,483
4.40%, 03/15/42 (Call 09/15/41)(a)	300	328,530
4.45%, 03/15/43 (Call 09/15/42)	200	220,928
4.55%, 09/01/44 (Call 03/01/44)	245	274,525
4.90%, 04/01/44 (Call 10/01/43)	296	347,670
5.15%, 09/01/43 (Call 03/01/43)(a)	100	120,794
5.40%, 06/01/41 (Call 12/01/40)	300	368,910
5.75%, 05/01/40 (Call 11/01/39)	142	181,351
6.15%, 05/01/37	37	48,945
Canadian National Railway Co.
2.95%, 11/21/24 (Call 08/21/24)	350	353,458
3.20%, 08/02/46 (Call 02/02/46)(a)	65	60,809
5.55%, 03/01/19	120	125,024
6.25%, 08/01/34	25	33,162
6.38%, 11/15/37	250	343,310
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	200	198,026
4.80%, 09/15/35 (Call 03/15/35)	245	279,592
4.80%, 08/01/45 (Call 02/01/45)(a)	25	29,189
5.95%, 05/15/37	152	194,534
7.13%, 10/15/31	475	648,983
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)	140	139,363
3.35%, 11/01/25 (Call 08/01/25)	400	407,028
3.40%, 08/01/24 (Call 05/01/24)	250	256,840
3.70%, 10/30/20 (Call 07/30/20)	200	206,976
3.70%, 11/01/23 (Call 08/01/23)	310	322,992
3.80%, 11/01/46 (Call 05/01/46)	250	243,728
3.95%, 05/01/50 (Call 11/01/49)(a)	200	194,066
4.10%, 03/15/44 (Call 09/15/43)	377	384,250
4.40%, 03/01/43 (Call 09/01/42)	300	318,168
4.75%, 05/30/42 (Call 11/30/41)	325	360,071
5.50%, 04/15/41 (Call 10/15/40)	50	60,447
6.00%, 10/01/36	50	63,213
6.15%, 05/01/37	152	196,633
6.22%, 04/30/40	100	130,435
FedEx Corp.
2.63%, 08/01/22	335	336,105
3.30%, 03/15/27 (Call 12/15/26)(a)	90	90,113
3.88%, 08/01/42	50	48,407
4.00%, 01/15/24(a)	676	719,724
4.40%, 01/15/47 (Call 07/15/46)	625	648,612
4.55%, 04/01/46 (Call 10/01/45)	425	451,188
4.75%, 11/15/45 (Call 05/15/45)	235	255,675
5.10%, 01/15/44	200	226,978
8.00%, 01/15/19	92	97,863
JB Hunt Transport Services Inc. 3.30%, 08/15/22 (Call 06/15/22)	250	254,192
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)	300	298,461
4.95%, 08/15/45 (Call 02/15/45)(a)	200	224,614
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	90	88,367
3.00%, 04/01/22 (Call 01/01/22)	330	334,907
3.15%, 06/01/27 (Call 03/01/27)(a)	15	14,965
3.25%, 12/01/21 (Call 09/01/21)	30	30,732
3.94%, 11/01/47 (Call 05/01/47)(b)	217	220,125
3.95%, 10/01/42 (Call 04/01/42)	50	50,630
4.45%, 06/15/45 (Call 12/15/44)	200	219,154

382

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
4.65%, 01/15/46 (Call 07/15/45)(a)	$270	$304,544
4.80%, 08/15/43 (Call 02/15/43)	64	71,848
4.84%, 10/01/41(a)	237	269,028
5.90%, 06/15/19	282	297,513
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	105	103,443
2.65%, 03/02/20 (Call 02/02/20)	75	75,406
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	700	702,275
2.75%, 03/01/26 (Call 12/01/25)(a)	450	443,443
3.00%, 04/15/27 (Call 01/15/27)	350	350,770
3.25%, 08/15/25 (Call 05/15/25)(a)	300	307,077
3.38%, 02/01/35 (Call 08/01/34)	300	298,512
3.80%, 10/01/51 (Call 04/01/51)	325	323,381
3.88%, 02/01/55 (Call 08/01/54)	350	346,027
4.00%, 04/15/47 (Call 10/15/46)(a)	250	262,135
4.05%, 03/01/46 (Call 09/01/45)	25	26,283
4.10%, 09/15/67 (Call 03/15/67)	75	75,851
4.15%, 01/15/45 (Call 07/15/44)	300	319,701
4.16%, 07/15/22 (Call 04/15/22)	250	268,407
4.38%, 11/15/65 (Call 05/15/65)	140	149,027
4.75%, 09/15/41 (Call 03/15/41)(a)	100	114,454
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	105	100,094
2.45%, 10/01/22	490	489,794
3.05%, 11/15/27 (Call 08/15/27)	250	249,272
3.13%, 01/15/21	500	513,700
3.40%, 11/15/46 (Call 05/15/46)(a)	240	229,104
4.88%, 11/15/40 (Call 05/15/40)	50	58,844
5.13%, 04/01/19	537	558,544
6.20%, 01/15/38	400	541,704

		23,576,774
Trucking & Leasing — 0.0%
GATX Corp.
4.85%, 06/01/21	150	160,434
5.20%, 03/15/44 (Call 09/15/43)(a)	150	170,979

		331,413
Water — 0.1%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	135	133,589
3.40%, 03/01/25 (Call 12/01/24)	50	51,360
3.75%, 09/01/47 (Call 03/01/47)	200	201,274
3.85%, 03/01/24 (Call 12/01/23)	120	126,451
6.59%, 10/15/37	352	486,858
United Utilities PLC 6.88%, 08/15/28	150	182,649

		1,182,181

Total Corporate Bonds & Notes — 86.1% (Cost: $1,274,849,847)		1,287,457,823

Foreign Government Obligations(g)

Canada — 1.2%
Canada Government International Bond 1.63%, 02/27/19	2,300	2,295,814
Export Development Canada
1.50%, 05/26/21	530	518,557
1.63%, 12/03/19(a)	225	223,594
1.63%, 01/17/20	1,390	1,380,506
2.00%, 05/17/22	50	49,438
Hydro-Quebec 8.05%, 07/07/24	435	563,025

Security	Par (000)	Value
Canada (continued)
Province of Alberta Canada
1.90%, 12/06/19	$925	$920,560
2.20%, 07/26/22	125	123,367
Province of British Columbia Canada
2.00%, 10/23/22	145	142,480
2.25%, 06/02/26	500	483,500
2.65%, 09/22/21(a)	455	461,238
7.25%, 09/01/36	50	77,371
Province of Manitoba Canada
1.75%, 05/30/19	100	99,628
2.05%, 11/30/20	100	99,399
2.10%, 09/06/22	655	642,765
2.13%, 06/22/26	50	47,232
3.05%, 05/14/24(a)	350	357,931
Province of Ontario Canada
1.63%, 01/18/19	500	498,350
1.65%, 09/27/19(a)	200	198,518
1.88%, 05/21/20	550	546,133
2.00%, 01/30/19	600	600,420
2.20%, 10/03/22	125	123,555
2.25%, 05/18/22(a)	250	248,052
2.40%, 02/08/22	315	314,770
2.50%, 09/10/21(a)	1,000	1,004,400
2.50%, 04/27/26	675	661,797
3.20%, 05/16/24	325	335,767
4.00%, 10/07/19	1,400	1,448,244
4.40%, 04/14/20	320	336,323
Province of Quebec Canada
2.38%, 01/31/22(a)	315	314,846
2.63%, 02/13/23	370	371,809
2.75%, 08/25/21(a)	75	76,067
2.75%, 04/12/27	730	723,904
2.88%, 10/16/24	860	873,356
3.50%, 07/29/20	950	982,623
7.50%, 09/15/29(a)	165	234,528

		18,379,867
Chile — 0.1%
Chile Government International Bond
2.25%, 10/30/22	695	686,549
3.13%, 03/27/25	300	306,465
3.86%, 06/21/47	250	255,995
3.88%, 08/05/20	275	287,314

		1,536,323
Colombia — 0.5%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)(a)	500	488,430
3.88%, 04/25/27 (Call 01/25/27)	250	253,852
4.00%, 02/26/24 (Call 11/26/23)	445	461,550
4.38%, 07/12/21	400	422,140
4.50%, 01/28/26 (Call 10/28/25)(a)	500	535,010
5.00%, 06/15/45 (Call 12/15/44)(a)	1,150	1,205,625
5.63%, 02/26/44 (Call 08/26/43)	200	227,834
6.13%, 01/18/41	210	251,656
7.38%, 03/18/19	550	584,754
7.38%, 09/18/37(a)	450	601,290
8.13%, 05/21/24	530	674,001
10.38%, 01/28/33	150	238,523
11.75%, 02/25/20	1,015	1,222,040

		7,166,705

383

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Germany — 0.1%
FMS Wertmanagement AoeR
1.38%, 06/08/21	$1,280	$1,245,606
1.75%, 01/24/20	740	736,478

		1,982,084
Hungary — 0.3%
Hungary Government International Bond
5.38%, 02/21/23	1,100	1,229,580
5.38%, 03/25/24(a)	750	851,895
5.75%, 11/22/23	700	803,992
6.38%, 03/29/21	700	781,676
7.63%, 03/29/41(a)	200	310,176

		3,977,319
Israel — 0.1%
Israel Government International Bond
2.88%, 03/16/26	750	752,190
4.00%, 06/30/22	300	319,095
4.50%, 01/30/43	200	218,088
5.13%, 03/26/19	30	31,244

		1,320,617
Italy — 0.1%
Republic of Italy Government International Bond
5.38%, 06/15/33	490	572,080
6.88%, 09/27/23	650	769,340

		1,341,420
Japan — 0.5%
Japan Bank for International Cooperation/Japan
1.50%, 07/21/21	300	289,899
1.75%, 05/29/19	450	447,201
1.75%, 05/28/20	650	641,439
1.88%, 04/20/21	1,000	981,520
1.88%, 07/21/26	1,000	931,420
2.13%, 02/07/19	300	299,946
2.13%, 11/16/20	500	496,830
2.13%, 02/10/25	400	384,012
2.25%, 11/04/26	1,200	1,148,820
2.38%, 11/16/22	500	495,225
2.38%, 04/20/26	1,000	970,110
2.75%, 01/21/26	200	199,996
2.75%, 11/16/27	350	348,173
3.38%, 07/31/23	200	207,802
Japan Finance Organization for Municipalities 4.00%, 01/13/21	100	104,334

		7,946,727
Mexico — 0.8%
Mexico Government International Bond
3.60%, 01/30/25	900	919,278
3.63%, 03/15/22	1,350	1,407,658
4.00%, 10/02/23	700	736,435
4.13%, 01/21/26	1,450	1,524,399
4.15%, 03/28/27(a)	1,700	1,779,866
4.35%, 01/15/47	250	242,790
4.60%, 01/23/46	300	300,282
4.60%, 02/10/48	350	351,621
4.75%, 03/08/44	1,050	1,076,124
5.55%, 01/21/45	1,525	1,744,402
5.75%, 10/12/10	250	267,768
6.05%, 01/11/40	450	538,249

Security	Par (000)	Value
Mexico (continued)
6.75%, 09/27/34	$375	$491,336
7.50%, 04/08/33	200	275,750

		11,655,958
Panama — 0.2%
Panama Government International Bond
4.00%, 09/22/24 (Call 06/22/24)	1,050	1,120,549
5.20%, 01/30/20	355	378,299
6.70%, 01/26/36	770	1,030,760
8.88%, 09/30/27(a)	300	437,598
9.38%, 04/01/29(a)	275	417,335

		3,384,541
Peru — 0.2%
Peruvian Government International Bond
4.13%, 08/25/27(a)	550	603,213
5.63%, 11/18/50	520	667,181
6.55%, 03/14/37	165	224,342
7.13%, 03/30/19(a)	375	401,603
7.35%, 07/21/25(a)	490	640,601
8.75%, 11/21/33	555	877,649

		3,414,589
Philippines — 0.5%
Philippine Government International Bond
3.70%, 03/01/41	250	249,980
3.95%, 01/20/40(a)	1,750	1,811,617
4.00%, 01/15/21	1,000	1,051,620
5.00%, 01/13/37	300	354,423
5.50%, 03/30/26	200	236,762
6.38%, 01/15/32(a)	200	260,660
6.38%, 10/23/34	1,200	1,604,892
6.50%, 01/20/20	500	545,965
8.38%, 06/17/19	350	384,150
10.63%, 03/16/25	215	326,129

		6,826,198
Poland — 0.2%
Republic of Poland Government International Bond
3.00%, 03/17/23	50	50,963
3.25%, 04/06/26	475	486,319
4.00%, 01/22/24(a)	870	931,022
5.00%, 03/23/22	855	939,936
5.13%, 04/21/21	550	598,972
6.38%, 07/15/19	575	614,853

		3,622,065
South Korea — 0.3%
Export-Import Bank of Korea
1.88%, 10/21/21	500	480,575
2.38%, 04/21/27	200	185,200
2.50%, 05/10/21	750	740,040
2.63%, 05/26/26	200	190,524
2.88%, 01/21/25	300	293,049
3.25%, 11/10/25	300	299,751
3.25%, 08/12/26	400	399,160
4.00%, 01/29/21	235	242,802
4.38%, 09/15/21	450	472,968
5.00%, 04/11/22	500	540,380
5.13%, 06/29/20	250	264,413

384

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
South Korea (continued)
Korea International Bond
3.88%, 09/11/23	$250	$262,893
4.13%, 06/10/44(a)	250	284,122
7.13%, 04/16/19	350	372,739

		5,028,616
Supranational — 5.0%
African Development Bank
1.13%, 03/04/19	500	495,555
1.25%, 07/26/21	1,120	1,083,880
1.88%, 03/16/20	255	254,385
2.38%, 09/23/21(a)	559	562,706
Asian Development Bank
1.00%, 08/16/19	1,040	1,024,306
1.38%, 01/15/19	1,300	1,293,643
1.38%, 03/23/20(a)	255	251,713
1.50%, 01/22/20	55	54,485
1.63%, 08/26/20(a)	850	841,049
1.63%, 03/16/21	470	462,598
1.75%, 03/21/19	900	898,803
1.75%, 01/10/20	2,250	2,240,910
1.75%, 06/08/21	250	246,623
1.75%, 09/13/22	125	121,998
2.00%, 02/16/22(a)	1,500	1,486,875
2.00%, 01/22/25	620	601,499
2.00%, 04/24/26(a)	1,300	1,248,312
2.63%, 01/12/27(a)	200	200,894
Corp. Andina de Fomento
2.13%, 09/27/21	700	686,903
4.38%, 06/15/22	509	544,314
Council of Europe Development Bank
1.50%, 05/17/19(a)	130	129,284
1.63%, 03/10/20	85	84,283
European Bank for Reconstruction & Development
1.13%, 08/24/20	685	668,341
1.50%, 11/02/21	350	340,578
1.63%, 05/05/20	1,250	1,239,000
1.75%, 06/14/19(a)	1,750	1,745,782
1.88%, 02/23/22	100	98,546
European Investment Bank
1.13%, 08/15/19	250	246,748
1.25%, 05/15/19	125	123,878
1.25%, 12/16/19	1,100	1,084,347
1.38%, 06/15/20(a)	4,085	4,018,741
1.38%, 09/15/21	1,500	1,454,460
1.63%, 12/15/20	450	443,898
1.63%, 06/15/21	1,000	980,960
1.75%, 06/17/19	1,600	1,596,528
1.75%, 05/15/20(a)	1,300	1,291,602
1.88%, 03/15/19	800	800,176
1.88%, 02/10/25(a)	605	579,530
2.00%, 03/15/21	1,550	1,542,343
2.13%, 10/15/21	30	29,894
2.13%, 04/13/26	250	242,143
2.25%, 03/15/22	1,350	1,348,096
2.25%, 08/15/22	1,760	1,755,582
2.38%, 06/15/22	975	978,169
2.50%, 04/15/21	725	732,997
2.50%, 10/15/24	475	476,905
2.88%, 09/15/20(a)	830	848,177
3.25%, 01/29/24(a)	370	386,920

Security	Par (000)	Value
Supranational (continued)
4.00%, 02/16/21	$455	$481,108
4.88%, 02/15/36	410	532,635
Inter-American Development Bank
1.00%, 05/13/19	425	419,815
1.25%, 09/14/21	250	241,630
1.63%, 05/12/20	1,700	1,685,380
1.75%, 10/15/19(a)	1,000	996,850
1.75%, 04/14/22(a)	210	205,729
1.75%, 09/14/22	400	390,360
1.88%, 06/16/20	1,063	1,059,609
1.88%, 03/15/21	1,440	1,428,854
2.00%, 06/02/26	250	239,963
2.13%, 11/09/20	345	345,538
2.13%, 01/18/22	150	149,469
2.13%, 01/15/25	420	410,999
3.00%, 10/04/23	250	258,225
3.00%, 02/21/24	1,720	1,775,074
3.20%, 08/07/42	350	352,639
3.88%, 02/14/20	600	624,450
4.38%, 01/24/44	300	362,529
International Bank for Reconstruction & Development
0.88%, 08/15/19	1,500	1,474,335
1.13%, 11/27/19	125	123,016
1.25%, 07/26/19	1,500	1,484,595
1.38%, 03/30/20	1,700	1,676,931
1.38%, 05/24/21	275	267,988
1.38%, 09/20/21	545	529,146
1.63%, 03/09/21(a)	3,025	2,978,748
1.63%, 02/10/22(a)	1,000	976,530
1.75%, 04/19/23(a)	250	242,403
1.88%, 03/15/19	400	400,144
1.88%, 10/07/19	455	454,604
1.88%, 04/21/20	395	393,973
1.88%, 10/27/26(a)	75	71,002
2.00%, 01/26/22	2,500	2,478,375
2.13%, 02/13/23	125	123,706
2.25%, 06/24/21	925	928,126
2.50%, 11/25/24	520	520,957
2.50%, 07/29/25(a)	1,250	1,247,900
4.75%, 02/15/35	200	255,326
7.63%, 01/19/23	510	639,515
1.63%, 09/04/20(a)	1,000	988,830
2.13%, 03/03/25	705	689,835
International Finance Corp.
1.63%, 07/16/20	490	485,330
1.75%, 09/16/19	1,345	1,341,368
2.13%, 04/07/26	565	547,485
Nordic Investment Bank 2.13%, 02/01/22	1,000	995,930

		74,146,313
Sweden — 0.2%
Svensk Exportkredit AB
1.13%, 08/28/19	500	492,490
1.75%, 05/18/20	750	743,948
1.88%, 06/17/19	300	299,592
1.88%, 06/23/20	250	248,580
2.38%, 03/09/22	400	400,524

		2,185,134

385

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Uruguay — 0.2%
Uruguay Government International Bond
4.38%, 10/27/27(a)	$585	$632,022
4.50%, 08/14/24	990	1,082,298
5.10%, 06/18/50(a)	910	1,005,050
8.00%, 11/18/22	50	60,545

		2,779,915

Total Foreign Government Obligations — 10.5% (Cost: $157,060,859)		156,694,391

Municipal Debt Obligations

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB 4.84%, 01/01/41	255	304,710

California — 0.7%
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	250	361,985
Series S-1, 7.04%, 04/01/50	130	203,778
Series S-3, 6.91%, 10/01/50	425	662,979
East Bay Municipal Utility District Water System Revenue RB BAB Series B, 5.87%, 06/01/40	380	499,198
Los Angeles Community College District/CA GO BAB 6.75%, 08/01/49	450	686,781
Los Angeles County Metropolitan Transportation Authority RB BAB Series A, 5.74%, 06/01/39	360	448,798
Los Angeles Department of Water & Power System
Revenue RB BAB
Series A, 6.60%, 07/01/50	120	183,161
Series D, 6.57%, 07/01/45	290	434,939
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	165	211,672
5.76%, 07/01/29	265	321,649
Series RY, 6.76%, 07/01/34	375	522,502
San Diego County Regional Transportation Commission RB BAB 5.91%, 04/01/48	100	134,496
San Diego County Water Authority Financing Corp. RB BAB 6.14%, 05/01/49	125	174,522
Santa Clara Valley Transportation Authority RB BAB 5.88%, 04/01/32	100	121,416
State of California Department of Water Resources Power Supply Revenue RB Series P, 2.00%, 05/01/22	60	58,787
State of California GO 6.20%, 03/01/19	200	210,630
State of California GO BAB
5.70%, 11/01/21	400	448,864
7.50%, 04/01/34(a)	370	541,787
7.55%, 04/01/39	1,030	1,597,345
7.60%, 11/01/40(a)	1,000	1,582,580
7.70%, 11/01/30 (Call 11/01/20)	240	276,094
University of California RB
Series AD, 4.86%, 05/15/12	350	384,520
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	500	504,745
University of California RB BAB
5.77%, 05/15/43	205	265,996
5.95%, 05/15/45	100	129,026

		10,968,250
Connecticut — 0.1%
State of Connecticut GO Series A, 5.85%, 03/15/32(a)	180	217,840

Security	Par (000)	Value
Connecticut (continued)
State of Connecticut GO BAB 5.09%, 10/01/30	$350	$387,586

		605,426
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority RB 4.81%, 10/01/14	150	171,192

Florida — 0.1%
State Board of Administration Finance Corp. RB Series A, 3.00%, 07/01/20	810	820,643

Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	150	189,816
Project M, Series 2010-A, 6.66%, 04/01/57	200	250,288
Project P, Series 2010A, 7.06%, 04/01/57	125	151,932

		592,036
Illinois — 0.2%
Chicago Transit Authority RB Series A, 6.90%, 12/01/40	340	448,606
City of Chicago IL GO Series B, 6.31%, 01/01/44(a)	200	212,778
Metropolitan Water Reclamation District of Greater
Chicago GOL BAB 5.72%, 12/01/38	75	96,433
State of Illinois GO
4.95%, 06/01/23(a)	455	474,001
5.10%, 06/01/33(a)	525	522,994
5.88%, 03/01/19	330	341,319
State of Illinois GO BAB
Series 3, 6.73%, 04/01/35	100	111,237
Series 5, 7.35%, 07/01/35(a)	750	864,555

		3,071,923
Kentucky — 0.0%
Louisville & Jefferson County Metropolitan Sewer District RB BAB 6.25%, 05/15/43	100	135,865

Massachusetts — 0.1%
Commonwealth of Massachusetts GOL BAB
Series D, 4.50%, 08/01/31	230	262,800
Series E, 4.20%, 12/01/21	85	88,680
Series E, 5.46%, 12/01/39	460	584,324
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB Series A, 5.73%, 06/01/40	100	128,876
Massachusetts School Building Authority RB BAB
Series B, 5.72%, 08/15/39	230	288,905

		1,353,585
Mississippi — 0.0%
State of Mississippi GO BAB 5.25%, 11/01/34	100	120,966

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB Series A, 3.65%, 08/15/57 (Call 02/15/57)	50	49,861

Nevada — 0.0%
County of Clark Department of Aviation RB BAB Series C, 6.82%, 07/01/45	225	346,878

New Jersey — 0.2%
New Jersey Economic Development Authority RB
Series A, 7.43%, 02/15/29 (NPFGC)	300	370,812
Series B, 0.00%, 02/15/20 (AGM)(d)	100	93,906
Series B, 0.00%, 02/15/24 (AGM)(d)	400	314,820

386

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	$277	$410,644
Series F, 7.41%, 01/01/40	435	664,606
New Jersey Transportation Trust Fund Authority RB BAB
6.56%, 12/15/40	250	326,632
Series C, 5.75%, 12/15/28	150	172,133
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40	175	211,180

		2,564,733
New York — 0.3%
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	150	230,027
Series 2010-A, 6.67%, 11/15/39	160	222,626
New York City Transitional Finance Authority Future Tax
Secured Revenue RB BAB 5.51%, 08/01/37	85	108,236
Series C-2, 5.77%, 08/01/36	300	374,556
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	250	327,733
5.72%, 06/15/42	210	284,262
5.75%, 06/15/41	290	391,079
New York State Dormitory Authority RB BAB 5.63%, 03/15/39	265	327,426
New York State Urban Development Corp. RB BAB 5.77%, 03/15/39	100	123,621
Port Authority of New York & New Jersey RB
4.93%, 10/01/51	525	638,977
6.04%, 12/01/29	400	510,000
Series 174, 4.46%, 10/01/62(a)	525	599,125

		4,137,668
Ohio — 0.1%
American Municipal Power Inc. RB BAB
Series B, 8.08%, 02/15/50	270	453,724
Series E, 6.27%, 02/15/50	90	116,355
Ohio State University (The) RB BAB 4.91%, 06/01/40	295	353,330

		923,409
Oregon — 0.0%
State of Oregon Department of Transportation RB BAB
Series 2010-A, 5.83%, 11/15/34	155	197,859
State of Oregon GO 5.89%, 06/01/27	200	243,486

		441,345
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission RB BAB
Series B, 5.51%, 12/01/45	40	50,381

Texas — 0.2%
City of Houston TX GOL Series A, 6.29%, 03/01/32	135	159,698
City of San Antonio TX Electric & Gas Systems Revenue RB Series C, 5.99%, 02/01/39	130	172,232
Dallas Area Rapid Transit RB BAB 6.00%, 12/01/44	175	236,331

Security	Par/Shares (000)	Value
Texas (continued)
Dallas County Hospital District GOL BAB Series C, 5.62%, 08/15/44	$100	$122,496
North Texas Tollway Authority RB BAB 6.72%, 01/01/49(a)	430	644,123
State of Texas GO BAB 5.52%, 04/01/39(a)	350	457,499
Texas Transportation Commission State Highway Fund RB BAB Series B, 5.18%, 04/01/30	490	591,797
University of Texas System (The) RB BAB Series B, 6.28%, 08/15/41 (Call 08/15/19)	125	133,826

		2,518,002
Utah — 0.0%
State of Utah GO BAB Series D, 4.55%, 07/01/24	75	81,133

Virginia — 0.0%
University of Virginia RB Series C, 4.18%, 09/01/17 (Call 03/01/17)	150	152,895

Wisconsin — 0.0%
State of Wisconsin RB Series A, 5.70%, 05/01/26	150	172,778

Total Municipal Debt Obligations — 2.0% (Cost: $27,979,408)		29,583,679

Short-Term Investments

Money Market Funds — 12.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.33%(e)(h)(i)	178,675	178,710,912
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.03%(e)(h)	9,931	9,931,214

Total Short-Term Investments — 12.6% (Cost: $188,620,759)		188,642,126

Total Investments in Securities — 111.2% (Cost: $1,648,510,873)		1,662,378,019
Other Assets, Less Liabilities — (11.2)%		(166,815,319)

Net Assets — 100.0%		$1,495,562,700

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(d)	Zero-coupon bond.
(e)	Affiliate of the Fund.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Investments are denominated in U.S. dollars.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

387

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® U.S. Credit Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/ Shares Held at 02/28/17 (000)	Par/ Shares Purchased (000)		Par/ Shares Sold (000)	Par/ Shares Held at 11/30/17 (000)	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
PNC Bank N.A.
1.95%, 03/04/19	$500	$—		$—	$500	$499,350	$5,898		$—	$(771)
2.25%, 07/02/19	1,750	—		(355)	1,395	1,397,316	22,840		(453)	(4,948)
2.40%, 10/18/19	250	—		—	250	250,830	3,444		—	(844)
3.10%, 10/25/27	—	500		—	500	494,430	—		—	(1,140)
4.20%, 11/01/25	—	350		—	350	375,242	7,980		—	2,217
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27	—	500		(145)	355	352,572	6,005		448	(1,555)
3.30%, 03/08/22	312	—		—	312	320,842	7,232		—	(942)
3.90%, 04/29/24	850	250		(175)	925	969,437	22,168		8,663	3,840
4.38%, 08/11/20	250	—		—	250	262,895	5,452		—	(991)
5.13%, 02/08/20	395	—		—	395	418,491	9,249		—	(3,653)
6.88%, 05/15/19	400	—		—	400	426,152	14,825		—	(8,960)
BlackRock Cash Funds: Institutional, SL Agency Shares	143,657	35,018	(a)	—	178,675	178,710,912	—	(b)	(7,390)	(28,419)
BlackRock Cash Funds: Treasury, SL Agency Shares	8,066	1,865	(a)	—	9,931	9,931,214	58,232		—	—

						$194,409,683	$163,325		$1,268	$(46,166)

(a)	Net of purchases and sales.
(b)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,287,457,823	$—	$1,287,457,823
Foreign Government Obligations	—	156,694,391	—	156,694,391
Municipal Debt Obligations	—	29,583,679	—	29,583,679
Money Market Funds	188,642,126	—	—	188,642,126

	$188,642,126	$1,473,735,893	$—	$1,662,378,019

Portfolio Abbreviations — Fixed Income

AGM	Assured Guaranty Municipal Corp.
BAB	Build America Bond
GO	General Obligation
GOL	General Obligation Limited
LIBOR	London Interbank Offered Rate
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bond

388

Item 2.	Controls and Procedures.

(a)	The President (the registrant’s Principal Executive Officer) and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 is filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	January 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	January 29, 2018

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	January 29, 2018